UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2011

Date of reporting period: March 31, 2011

Item 1. Reports to Shareholders.

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2011

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iShares S&P Global 100 Index Fund  |  IOO  |  NYSE Arca

iShares S&P Global Clean Energy Index Fund  |  ICLN  |  NASDAQ

iShares S&P Global Infrastructure Index Fund  |  IGF  |  NYSE Arca

iShares S&P Global Nuclear Energy Index Fund  |  NUCL  |  NASDAQ

iShares S&P Global Timber & Forestry Index Fund  |  WOOD  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.87%	10.31%	9.74%	2.27%	2.30%	2.11%	2.62%	2.61%	2.61%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.87%	10.31%	9.74%	11.89%	12.07%	11.00%	29.48%	29.42%	29.38%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.04%

Financial	16.73

Energy	14.77

Technology	11.22

Industrial	9.30

Basic Materials	7.84

Consumer Cyclical	7.65

Communications	6.26

Utilities	2.26

Diversified	0.52

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.29%

Chevron Corp.	2.73

General Electric Co.	2.70

International Business Machines Corp.	2.52

Nestle SA Registered (Switzerland)	2.52

Microsoft Corp.	2.38

JPMorgan Chase & Co.	2.32

HSBC Holdings PLC (United Kingdom)	2.30

Procter & Gamble Co. (The)	2.18

Pfizer Inc.	2.06

TOTAL	27.00%

*	Sector classifications used to describe the Fund’s portfolio may differ from the sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 IndexTM (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are expected to be highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 IndexTM and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 9.87%, while the total return for the Index was 9.74%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

U.S. stocks, which comprised more than 45% of the Index as of the end of the reporting period, modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth. These efforts, combined with gradually improving economic data and the beginning of a recovery in the labor market, helped U.S. stocks post very strong gains over the last six months of the reporting period.

European stocks, which comprised a little less than 45% of the Index as of the end of the reporting period, lagged other regions of the world. Europe was hit hardest by the sovereign debt crisis, which resulted in bailouts of Greece and Ireland and also put pressure on Portugal and Spain. However, European economies held up better and recovered more quickly than the U.S.; by the end of the reporting period, the European

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

Central Bank was widely expected to raise short-term interest rates in early April for the first time in nearly four years. The best-performing European equity markets during the reporting period included Sweden and Germany, while Spain and Switzerland lagged.

The Asia/Pacific region, which comprised just under 10% of the Index, generated the best returns during the reporting period. Australia benefited from robust demand for commodities, while South Korea enjoyed rising exports to nearby emerging economies. In contrast, Japan’s stock market posted the smallest gains of any country represented in the Index. Japan’s market was weighed down by a stagnant economy and the natural disaster that struck near the end of the reporting period.

From a sector perspective, energy stocks were by far the best performers, benefiting from a 27% increase in the price of oil. Other economically sensitive sectors – including industrials, materials, and consumer discretionary – also fared well during the reporting period. The more defensive sectors lagged, including utilities and health care. Financials, which represented the largest sector weighting in the Index, also underperformed.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.55%	1.63%	0.25%	(29.86)%	(29.75)%	(30.55)%	(62.55)%	(62.39)%	(63.53)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Energy – Alternate Sources	39.64%

Power Converters/Power Supply Equipment	24.78

Electronic Components – Semiconductors	16.32

Electric – Integrated	14.85

Superconductor Products & Systems	2.33

Independent Power Producer	1.29

Semiconductor Components/Integrated Circuits	0.63

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Iberdrola Renovables SA (Spain)	5.76%

Gamesa Corporacion Tecnologica SA (Spain)	5.57

Vestas Wind Systems A/S (Denmark)	5.28

First Solar Inc.	5.16

Companhia Paranaense de Energia Class B Preferred SP ADR (Brazil)	5.14

Verbund AG (Austria)	5.14

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	5.01

Empresa Nacional de Electricidad SA SP ADR (Chile)	4.69

Trina Solar Ltd. SP ADR (China)	4.69

China Longyuan Power Group Corp. Ltd. Class H (China)	4.53

TOTAL	50.97%

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy IndexTM (the “Index”). The Index is designed to track the performance of approximately 30 of what are expected to be the most liquid and tradable global companies in the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers, and the Fund is concentrated in the clean energy industry. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 0.55%, while the total return for the Index was 0.25%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Global clean energy stocks, as represented by the Index, posted fairly flat returns for the reporting period and lagged the broad global equity indexes. Alternative energy stocks underperformed as investors flocked to more economically sensitive segments of the equity market. In addition, the sector continued to produce mixed results when it came to profitability. The prices of traditional energy sources were mixed – oil prices surged by 27% for the reporting period, but the price of natural gas remained depressed by an abundance of supply. Although the prices for clean energy sources (wind, solar, and geothermal) continued to decline amid growing capacity, they remained higher than the prices for traditional energy sources. On the positive side, clean energy stocks are positioned to benefit from a reduction in nuclear power output after several Japanese nuclear reactors, which provided nearly a quarter of Japan’s energy, were damaged in the March earthquake, leading to re-evaluations of nuclear facilities elsewhere in the world. Both clean and traditional energy producers are expected to fill the gap in power output.

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.77%	11.92%	11.67%	(5.91)%	(5.79)%	(6.13)%	(18.25)%	(17.92)%	(18.87)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Electric	33.27%

Commercial Services	20.09

Pipelines	17.21

Engineering & Construction	9.55

Gas	6.35

Transportation	6.06

Holding Companies – Diversified	2.76

Storage & Warehousing	1.68

Chemicals	1.01

Other*	1.75

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
TransCanada Corp. (Canada)	4.56%

Transurban Group (Australia)	4.35

E.ON AG (Germany)	4.11

Abertis Infraestructuras SA (Spain)	4.06

GDF Suez (France)	3.89

Enbridge Inc. (Canada)	3.86

Atlantia SpA (Italy)	3.71

Williams Companies Inc. (The)	2.94

Spectra Energy Corp.	2.84

China Merchants Holdings (International) Co. Ltd. (China)	2.76

TOTAL	37.08%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure IndexTM (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 11.77%, while the total return for the Index was 11.67%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Global infrastructure stocks, as represented by the Index, posted double-digit gains for the reporting period and performed in line with the broad global equity indexes. The improving economic environment provided a boost to infrastructure stocks as spending on infrastructure projects began to pick up, especially in emerging markets. The rebuilding of Japan, continuing infrastructure development in Iraq, upgrades in the U.S., and a variety of projects in India and China provided ample opportunities for infrastructure companies. In addition, infrastructure stocks provided relatively high dividend yields, which were attractive to investors given the low interest rate environment. Within the infrastructure sector, transportation stocks, including freight and logistics companies and airport operators, fared well during the reporting period, as did construction and engineering firms. Electric utilities, which tend to be more defensive stocks, lagged as investors flocked to more economically sensitive segments of the market.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.44%	5.60%	4.64%	(5.06)%	(4.99)%	(6.12)%	(13.38)%	(13.22)%	(16.02)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Electric – Integrated	45.11%

Non-Ferrous Metals	15.51

Machinery – General Industrial	11.44

Electric Products – Miscellaneous	10.06

Engineering/Research and Development Services	8.74

Oil – Field Services	8.17

Hazardous Waste Disposal	0.56

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Mitsubishi Electric Corp. (Japan)	10.06%

Mitsubishi Heavy Industries Ltd. (Japan)	9.50

AMEC PLC (United Kingdom)	8.17

Cameco Corp. (Canada)	7.56

E.ON AG (Germany)	7.56

Iberdrola SA (Spain)	7.10

Exelon Corp.	4.92

NextEra Energy Inc.	4.92

JGC Corp. (Japan)	4.75

Entergy Corp.	4.44

TOTAL	68.98%

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy IndexTM (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Index is designed to provide liquid exposure to publicly-listed companies in the global nuclear energy business from developed markets or whose securities are listed on developed market exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 5.44%, while the total return for the Index was 4.64%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global nuclear energy stocks, as represented by the Index, posted modest gains for the reporting period and trailed the broad global equity indexes. Utilities, which comprised more than 40% of the Index, are considered defensive stocks because they provide essential services that typically remain in demand regardless of the economic environment. As a result, these stocks lagged during the reporting period as investors

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

flocked to more economically sensitive sectors of the equity market. Nuclear energy stocks also came under pressure late in the reporting period after several Japanese nuclear reactors, which provided nearly a quarter of Japan’s energy, were damaged in the March earthquake, leading to re-evaluations of nuclear facilities elsewhere in the world. On the positive side, companies providing equipment and services to the energy industry performed well as rising oil prices led to a sharp increase in demand.

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.04%	25.88%	25.75%	3.80%	3.90%	3.12%	10.88%	11.17%	8.88%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Paper & Related Products	41.51%

Forestry	27.67

Real Estate Operating/Development	19.59

Containers – Paper/Plastic	11.02

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Sino-Forest Corp. Class A (Canada)	8.58%

Rayonier Inc.	7.94

Plum Creek Timber Co. Inc.	7.71

Weyerhaeuser Co.	7.63

Fibria Celulose SA SP ADR (Brazil)	5.52

West Fraser Timber Co. Ltd. (Canada)	4.95

UPM-Kymmene OYJ (Finland)	4.23

Stora Enso OYJ Class R (Finland)	4.20

International Paper Co.	4.14

Oji Paper Co. Ltd. (Japan)	4.08

TOTAL	58.98%

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry IndexTM (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. These include forest products companies, timber real estate investment trusts (REITs), paper products companies, paper packaging companies and agricultural products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 26.04%, while the total return for the Index was 25.75%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global timber and forestry stocks, as represented by the Index, advanced by more than 25% for the reporting period and outperformed the broad global equity indexes. Three key factors drove the outperformance of timber and forestry stocks during the reporting period. As the economic environment improved, demand for commodities and other raw materials increased sharply, leading to a surge in commodity prices.

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

This included prices for lumber and paper products, which helped boost profitability for the companies represented in the Index. In addition, many timber companies own significant commercial forest land, and these companies benefited from a strong rebound in the commercial property sector. Finally, robust sales volumes and merger activity among paper and forest products companies, which comprised more than half of the Index as of the end of the reporting period, provided an additional lift to the timber and forestry sector.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P Global 100
Actual	$1,000.00	$1,123.60	0.40%	$2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.02
S&P Global Clean Energy
Actual	1,000.00	1,091.60	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Infrastructure
Actual	1,000.00	1,099.60	0.48	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Nuclear Energy
Actual	1,000.00	1,070.40	0.48	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P Global Timber & Forestry
Actual	$1,000.00	$1,245.20	0.48%	$2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	21

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.59%

AUSTRALIA – 2.04%
BHP Billiton Ltd.	470,921	$22,674,851

		22,674,851

FINLAND – 0.40%
Nokia OYJ	116,281	995,861
Nokia OYJ SP ADR[a]	408,570	3,476,931

		4,472,792

FRANCE – 7.92%
Alcatel-Lucent[b]	326,337	1,876,038
AXA	261,206	5,465,638
Carrefour SA	85,250	3,779,361
Compagnie de Saint-Gobain	62,062	3,805,159
France Telecom SA	271,095	6,082,279
GDF Suez	200,508	8,180,551
L’Oreal SA	33,759	3,937,988
LVMH Moet Hennessy Louis Vuitton SA	36,146	5,729,628
Sanofi-Aventis	153,450	10,773,720
Schneider Electric SA	37,851	6,477,951
Societe Generale	104,005	6,767,161
Total SA	329,065	20,058,959
Vivendi SA	171,864	4,914,428

		87,848,861

GERMANY – 7.62%
Allianz SE Registered	63,767	8,961,398
BASF SE	128,898	11,163,555
Bayer AG	115,940	8,989,944
Daimler AG Registered[b]	125,488	8,877,289
Deutsche Bank AG Registered	130,944	7,708,851
Deutsche Telekom AG Registered	415,679	6,412,105
E.ON AG	280,643	8,582,513
Muenchener Rueckversicherungs- Gesellschaft AG Registered	23,529	3,706,290
RWE AG	57,288	3,653,911
Siemens AG Registered	114,576	15,724,543
Volkswagen AG	5,115	786,117

		84,566,516

JAPAN – 4.50%
Bridgestone Corp.	68,200	1,434,273
Canon Inc.	170,550	7,449,216
FUJIFILM Holdings Corp.	68,400	2,125,946
Honda Motor Co. Ltd.	204,600	7,714,467

Security	Shares	Value
Nissan Motor Co. Ltd.	306,900	$2,732,773
Panasonic Corp.	272,800	3,482,413
Seven & I Holdings Co. Ltd.	102,320	2,619,728
Sony Corp.	142,800	4,590,000
Toshiba Corp.	537,200	2,638,036
Toyota Motor Corp.	375,100	15,161,498

		49,948,350

NETHERLANDS – 1.87%
AEGON NVb	269,390	2,020,027
ING Groep NV CVA[b]	539,121	6,832,810
Koninklijke Philips Electronics NV	14,591	467,026
Koninklijke Philips Electronics NV NYS[a]	122,383	3,937,061
Unilever NV CVA	36,220	1,137,220
Unilever NV NYS	203,241	6,373,638

		20,767,782

SOUTH KOREA – 1.61%
Samsung Electronics Co. Ltd. SP GDR[a,c]	41,943	17,871,912

		17,871,912

SPAIN – 3.55%
Banco Bilbao Vizcaya Argentaria SA	633,237	7,693,142
Banco Santander SA	1,187,362	13,803,400
Repsol YPF SA	112,530	3,860,538
Telefonica SA	560,263	14,044,897

		39,401,977

SWEDEN – 0.49%
Telefonaktiebolaget LM Ericsson Class B	185,057	2,387,870
Telefonaktiebolaget LM Ericsson Class B SP ADR	235,190	3,024,544

		5,412,414

SWITZERLAND – 6.73%
ABB Ltd. Registered[b]	326,678	7,877,266
Credit Suisse Group AG Registered	140,833	6,008,321
Nestle SA Registered	485,584	27,945,562
Novartis AG Registered	369,303	20,111,139
Swiss Reinsurance Co. Registered	52,514	3,016,462
UBS AG Registered[b]	538,780	9,705,519

		74,664,269

UNITED KINGDOM – 16.19%
Anglo American PLC	185,504	9,536,128
AstraZeneca PLC	197,439	9,060,958
Aviva PLC	396,242	2,748,955

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2011

Security	Shares	Value
Barclays PLC	1,708,751	$7,602,210
BP PLC	2,635,248	19,177,728
Diageo PLC	349,866	6,645,687
GlaxoSmithKline PLC	727,694	13,875,002
HSBC Holdings PLC	2,481,116	25,493,233
National Grid PLC	489,108	4,657,051
Rio Tinto PLC	214,148	15,031,724
Royal Dutch Shell PLC Class A	42,829	1,554,298
Royal Dutch Shell PLC Class A SP ADR	228,737	16,665,778
Royal Dutch Shell PLC Class B	376,805	13,650,386
Standard Chartered PLC	268,026	6,947,151
Vodafone Group PLC	7,301,151	20,656,458
Xstrata PLC	273,482	6,387,165

		179,689,912

UNITED STATES – 46.67%
3M Co.	99,913	9,341,866
Bristol-Myers Squibb Co.	239,723	6,335,879
Caterpillar Inc.	89,342	9,948,232
Chevron Corp.	281,666	30,259,378
Citigroup Inc.[b]	4,079,042	18,029,366
Coca-Cola Co. (The)	323,609	21,471,457
Colgate-Palmolive Co.	68,200	5,507,832
Dell Inc.[b]	233,585	3,389,318
Dow Chemical Co. (The)	163,339	6,166,047
E.I. du Pont de Nemours and Co.	128,557	7,066,778
EMC Corp.[b]	287,804	7,641,196
Exxon Mobil Corp.	697,686	58,696,323
Ford Motor Co.[b]	530,596	7,911,186
General Electric Co.	1,492,557	29,925,768
Goldman Sachs Group Inc. (The)	72,633	11,510,152
Hewlett-Packard Co.	306,900	12,573,693
Intel Corp.	774,411	15,619,870
International Business Machines Corp.	171,864	28,025,863
Johnson & Johnson	384,989	22,810,598
JPMorgan Chase & Co.	558,899	25,765,244
Kimberly-Clark Corp.	57,629	3,761,445
McDonald’s Corp.	147,653	11,234,917
Merck & Co. Inc.	432,047	14,261,872
Microsoft Corp.	1,041,414	26,410,259
Morgan Stanley	216,194	5,906,420
News Corp. Class A NVS	318,494	5,592,755
Nike Inc. Class B	53,878	4,078,565
PepsiCo Inc.	221,991	14,298,440

Security	Shares	Value
Pfizer Inc.	1,123,595	$22,820,214
Philip Morris International Inc.	254,045	16,672,973
Procter & Gamble Co. (The)	392,832	24,198,451
Texas Instruments Inc.	162,316	5,609,641
United Technologies Corp.	129,580	10,968,947
Wal-Mart Stores Inc.	274,164	14,270,236

		518,081,181

TOTAL COMMON STOCKS
(Cost: $1,183,649,914)		1,105,400,817

SHORT-TERM INVESTMENTS – 0.83%

MONEY MARKET FUNDS – 0.83%
BlackRock Cash Funds: Institutional, SL
Agency Shares
0.23%[d,e,f]	7,906,183	7,906,183
BlackRock Cash Funds: Prime, SL
Agency Shares
0.22%[d,e,f]	1,083,942	1,083,942
BlackRock Cash Funds: Treasury, SL
Agency Shares
0.04%[d,e]	246,205	246,205

		9,236,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,236,330)		9,236,330

TOTAL INVESTMENTS
IN SECURITIES – 100.42%
(Cost: $1,192,886,244)		1,114,637,147

Other Assets, Less Liabilities – (0.42)%		(4,622,635)

NET ASSETS – 100.00%		$1,110,014,512

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 89.69%

AUSTRALIA – 0.76%
Infigen Energy	1,498,000	$573,188

		573,188

AUSTRIA – 5.14%
Verbund AG	86,521	3,849,215

		3,849,215

CANADA – 0.79%
Canadian Solar Inc.[a,b]	52,225	588,576

		588,576

CHILE – 4.69%
Empresa Nacional de Electricidad SA SP ADR	63,160	3,512,959

		3,512,959

CHINA – 20.55%
China Longyuan Power Group Corp. Ltd. Class Ha,b	3,160,000	3,396,364
Hanwha SolarOne Co. Ltd. SP ADR[a,b]	62,251	472,485
JA Solar Holdings Co. Ltd. SP ADR[a,b]	292,655	2,048,585
LDK Solar Co. Ltd. SP ADR[a,b]	113,600	1,390,464
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	230,580	2,273,519
Trina Solar Ltd. SP ADR[a,b]	116,560	3,510,787
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	178,772	2,306,159

		15,398,363

DENMARK – 5.28%
Vestas Wind Systems A/Sa	91,100	3,956,723

		3,956,723

FRANCE – 2.46%
EDF Energies Nouvelles SA	34,963	1,845,715

		1,845,715

GERMANY – 8.85%
Nordex SEa,b	99,379	1,088,742
Q-Cells SEa,b	208,920	901,887
SMA Solar Technology AGb	16,840	2,113,507
SolarWorld AGb	154,800	2,526,282

		6,630,418

Security	Shares	Value
NORWAY – 4.50%
Renewable Energy Corp. ASA[a]	959,947	$3,368,296

		3,368,296

PORTUGAL – 3.58%
EDP Renovaveis SAa	373,160	2,683,766

		2,683,766

SPAIN – 11.33%
Gamesa Corporacion Tecnologica SAa	401,280	4,175,824
Iberdrola Renovables SA	997,680	4,311,134

		8,486,958

UNITED STATES – 21.76%
American Superconductor Corp.[a,b]	70,134	1,744,233
Covanta Holding Corp.	148,442	2,535,389
First Solar Inc.[a,b]	24,025	3,864,181
GT Solar International Inc.[a]	131,240	1,399,019
MEMC Electronic Materials Inc.[a]	203,853	2,641,935
Ormat Technologies Inc.	38,080	964,566
SunPower Corp. Class Aa,b	183,899	3,152,029

		16,301,352

TOTAL COMMON STOCKS
(Cost: $69,423,990)		67,195,529

PREFERRED STOCKS – 10.15%

BRAZIL – 10.15%
Companhia Energetica de Minas Gerais SP ADR	194,920	3,756,108
Companhia Paranaense de Energia Class B SP ADR	138,701	3,854,501

		7,610,609

TOTAL PREFERRED STOCKS
(Cost: $5,213,667)		7,610,609

SHORT-TERM INVESTMENTS – 30.03%

MONEY MARKET FUNDS – 30.03%
BlackRock Cash Funds: Institutional, SL
Agency Shares
0.23%[c,d,e]	19,732,476	19,732,476
BlackRock Cash Funds: Prime, SL
Agency Shares
0.22%[c,d,e]	2,705,333	2,705,333

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[c,d]	59,800	$59,800

		22,497,609

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,497,609)		22,497,609

TOTAL INVESTMENTS IN SECURITIES – 129.87%
(Cost: $97,135,266)		97,303,747

Other Assets, Less Liabilities – (29.87)%		(22,382,617)

NET ASSETS – 100.00%		$74,921,130

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.24%

AUSTRALIA – 7.29%
Australian Infrastructure Fund	1,738,953	$3,443,817
ConnectEast Group	11,077,242	5,212,264
MAp Group	2,092,017	6,576,914
Transurban Group	4,063,620	22,566,842

		37,799,837
BRAZIL – 1.79%
Centrais Eletricas Brasileiras SA SP ADR	95,863	1,486,835
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	19,194	1,127,456
CPFL Energia SA SP ADR	16,779	1,466,652
Ultrapar Participacoes SA SP ADR	307,521	5,212,481

		9,293,424
CANADA – 9.75%
AltaGas Ltd.	70,500	1,859,707
Enbridge Inc.	327,825	20,025,044
Pembina Pipeline Corp.	132,787	3,131,466
TransCanada Corp.	585,009	23,640,919
Westshore Terminals Investment Corp.	71,077	1,888,811

		50,545,947
CHILE – 0.49%
Empresa Nacional de Electricidad SA SP ADR	13,592	755,987
Enersis SA SP ADR	85,640	1,783,025

		2,539,012
CHINA – 6.54%
China Merchants Holdings (International) Co. Ltd.[a]	3,384,000	14,291,790
China Resources Power Holdings Co. Ltd.	565,600	1,089,286
COSCO Pacific Ltd.[a]	4,794,000	9,072,495
Datang International Power Generation Co. Ltd. Class Ha	846,000	313,245
Hong Kong Aircraft Engineering Co. Ltd.	82,000	1,138,567
Huaneng Power International Inc. SP ADR	24,728	580,861
Jiangsu Expressway Co. Ltd. Class H	3,384,000	3,793,741
Zhejiang Expressway Co. Ltd. Class H	3,948,000	3,593,613

		33,873,598

Security	Shares	Value
FRANCE – 9.72%
Aeroports de Paris	136,629	$12,602,863
Electricite de France	99,687	4,133,631
GDF Suez	494,346	20,168,884
Groupe Eurotunnel SA	1,266,462	13,491,852

		50,397,230

GERMANY – 8.27%
E.ON AG	696,822	21,309,934
Fraport AG	126,618	9,291,439
Hamburger Hafen und Logistik AGa	67,539	3,146,099
RWE AG	142,833	9,110,095

		42,857,567

ITALY – 7.30%
Ansaldo STS SpA	207,270	3,041,375
Atlantia SpA	837,117	19,209,195
Enel SpA	2,230,620	14,080,023
Societa Iniziative Autostradali e Servizi SpA	126,241	1,478,871

		37,809,464

JAPAN – 4.56%
Japan Airport Terminal Co. Ltd.	155,100	1,963,078
Kamigumi Co. Ltd.	705,000	6,047,961
Kansai Electric Power Co. Inc. (The)	253,800	5,545,751
Mitsubishi Logistics Corp.	423,000	4,746,501
Sumitomo Warehouse Co. Ltd. (The)	423,000	2,051,713
Tokyo Electric Power Co. Inc. (The)	578,100	3,250,417

		23,605,421

MEXICO – 0.96%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	116,643	4,956,161

		4,956,161

NETHERLANDS – 1.76%
Royal Vopak NV	189,645	9,136,801

		9,136,801

NEW ZEALAND – 0.92%
Auckland International Airport Ltd.	2,822,538	4,768,652

		4,768,652

NORWAY – 0.35%
Frontline Ltd.[a]	43,146	1,073,239
Ship Finance International Ltd.[a]	35,673	739,501

		1,812,740

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2011

Security	Shares	Value
PORTUGAL – 0.70%
BRISA – Auto-estradas de Portugal SAa	538,056	$3,644,449

		3,644,449

SINGAPORE – 1.05%
SIA Engineering Co.	564,000	1,812,138
Singapore Airport Terminal Services Ltd.	1,833,000	3,650,004

		5,462,142

SPAIN – 6.48%
Abertis Infraestructuras SA	967,965	21,057,887
Iberdrola SA	1,436,649	12,509,761

		33,567,648

SWITZERLAND – 0.88%
Flughafen Zurich AG Registered	10,857	4,539,326

		4,539,326

UNITED KINGDOM – 7.04%
BBA Aviation PLC	1,387,581	4,519,620
Centrica PLC	1,863,033	9,714,589
Forth Ports PLC	133,104	3,488,419
National Grid PLC	1,246,581	11,869,345
Scottish & Southern Energy PLC	339,669	6,865,795

		36,457,768

UNITED STATES – 23.39%
American Electric Power Co. Inc.	166,151	5,838,546
Dominion Resources Inc.	204,944	9,160,997
Duke Energy Corp.	464,190	8,425,048
El Paso Corp.	589,662	10,613,916
Entergy Corp.	63,873	4,292,904
Exelon Corp.	231,752	9,557,452
FirstEnergy Corp.	142,181	5,273,493
General Maritime Corp.[a]	58,374	119,667
NextEra Energy Inc.	147,680	8,140,122
Nordic American Tanker Shipping Ltd.[a]	40,467	1,005,200
Overseas Shipholding Group Inc.	21,714	697,888
PG&E Corp.	139,731	6,173,316
Public Service Enterprise Group Inc.	176,656	5,566,431
Southern Co.	296,065	11,283,037
Southern Union Co.	105,327	3,014,459
Spectra Energy Corp.	540,876	14,701,010
Teekay Corp.	57,458	2,121,924

Security	Shares	Value
Williams Companies Inc. (The)	488,565	$15,233,457

		121,218,867

TOTAL COMMON STOCKS
(Cost: $448,920,917)		514,286,054

PREFERRED STOCKS – 0.49%

BRAZIL – 0.49%
Companhia Energetica de Minas Gerais SP ADR	131,236	2,528,918

		2,528,918

TOTAL PREFERRED STOCKS
(Cost: $1,813,641)		2,528,918

SHORT-TERM INVESTMENTS – 1.72%

MONEY MARKET FUNDS – 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[b,c,d]	7,422,594	7,422,594
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[b,c,d]	1,017,642	1,017,642
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[b,c]	493,844	493,844

		8,934,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,934,080)		8,934,080

TOTAL INVESTMENTS IN SECURITIES – 101.45% (Cost: $459,668,638)		525,749,052

Other Assets, Less Liabilities – (1.45)%		(7,533,324)

NET ASSETS – 100.00%		$518,215,728

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.59%

AUSTRALIA – 4.48%
Energy Resources of Australia Ltd.	16,779	$137,948
Paladin Energy Ltd.[a]	170,656	637,107

		775,055

CANADA – 10.32%
Cameco Corp.	43,701	1,310,019
Uranium One Inc.	122,257	477,591

		1,787,610

CHINA – 1.94%
Shanghai Electric Group Co. Ltd. Class H	672,000	336,078

		336,078

FINLAND – 3.21%
Fortum OYJ[a]	16,338	555,519

		555,519

FRANCE – 2.60%
Electricite de France	10,857	450,198

		450,198

GERMANY – 7.56%
E.ON AG	42,823	1,309,596

		1,309,596

JAPAN – 29.46%
JGC Corp.	35,000	822,213
Kansai Electric Power Co. Inc. (The)	30,000	655,526
Mitsubishi Electric Corp.	147,000	1,741,723
Mitsubishi Heavy Industries Ltd.	357,000	1,645,439
Tokyo Electric Power Co. Inc. (The)	42,000	236,149

		5,101,050

SOUTH KOREA – 1.38%
Korea Electric Power Corp. SP ADR[a]	19,509	238,790

		238,790

SPAIN – 7.10%
Iberdrola SA	141,246	1,229,913

		1,229,913

UNITED KINGDOM – 8.17%
AMEC PLC	74,004	1,415,192

		1,415,192

UNITED STATES – 23.37%
Constellation Energy Group Inc.	7,614	237,024
EnergySolutions Inc.	16,317	97,249

Security	Shares	Value
Entergy Corp.	11,445	$769,218
Exelon Corp.	20,667	852,307
FirstEnergy Corp.	11,466	425,274
NextEra Energy Inc.	15,456	851,935
Shaw Group Inc. (The)[a]	19,511	690,884
USEC Inc.[a]	28,229	124,208

		4,048,099

TOTAL COMMON STOCKS
(Cost: $17,571,709)		17,247,100

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
BlackRock Cash Funds: Treasury, SL
Agency Shares
0.04%[b,c]	6,144	6,144

		6,144

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,144)		6,144

TOTAL INVESTMENTS IN SECURITIES – 99.63% (Cost: $17,577,853)		17,253,244

Other Assets, Less Liabilities – 0.37%		64,561

NET ASSETS – 100.00%		$17,317,805

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.79%

AUSTRALIA – 1.46%
Gunns Ltd.[a]	6,368,976	$4,083,614

		4,083,614

BRAZIL – 5.52%
Fibria Celulose SA SP ADR[a,b]	939,320	15,423,634

		15,423,634

CANADA – 16.85%
Canfor Corp.[a]	610,144	9,283,095
Sino-Forest Corp. Class Aa	921,840	23,975,895
West Fraser Timber Co. Ltd.	222,640	13,831,031

		47,090,021

FINLAND – 8.43%
Stora Enso OYJ Class R	984,768	11,745,855
UPM-Kymmene OYJ	558,808	11,831,626

		23,577,481

HONG KONG – 2.60%
Nine Dragons Paper (Holdings) Ltd.[b]	6,072,000	7,275,596

		7,275,596

JAPAN – 8.77%
Nippon Paper Group Inc.	386,400	8,261,351
Oji Paper Co. Ltd.	2,392,000	11,400,097
Sumitomo Forestry Co. Ltd.	533,600	4,867,297

		24,528,745

SOUTH AFRICA – 3.77%
Sappi Ltd.[a]	1,986,832	10,537,533

		10,537,533

SWEDEN – 5.97%
Holmen AB Class B	156,216	5,403,324
Svenska Cellulosa AB Class B	699,936	11,272,827

		16,676,151

UNITED STATES – 46.42%
International Paper Co.	384,008	11,589,362
MeadWestvaco Corp.	372,048	11,284,216
Packaging Corp. of America	375,544	10,849,466
Plum Creek Timber Co. Inc.[b]	494,224	21,553,109
Potlatch Corp.	273,976	11,013,835
Rayonier Inc.	356,040	22,184,852
Sonoco Products Co.	300,288	10,879,434
Temple-Inland Inc.	388,240	9,084,816

Security	Shares	Value
Weyerhaeuser Co.	866,640	$21,319,344

		129,758,434

TOTAL COMMON STOCKS
(Cost: $238,204,675)		278,951,209

SHORT-TERM INVESTMENTS – 5.62%

MONEY MARKET FUNDS – 5.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	13,382,564	13,382,564
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	1,834,757	1,834,757
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	491,161	491,161

		15,708,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,708,482)		15,708,482

TOTAL INVESTMENTS IN SECURITIES – 105.41% (Cost: $253,913,157)		294,659,691

Other Assets, Less Liabilities – (5.41)%		(15,122,762)

NET ASSETS – 100.00%		$279,536,929

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,183,649,914	$74,637,657	$450,734,558
Affiliated issuers (Note 2)	9,236,330	22,497,609	8,934,080

Total cost of investments	$1,192,886,244	$97,135,266	$459,668,638

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,105,400,817	$74,806,138	$516,814,972
Affiliated issuers (Note 2)	9,236,330	22,497,609	8,934,080

Total fair value of investments	1,114,637,147	97,303,747	525,749,052
Foreign currencies, at value[b]	2,088,972	21,932	480,246
Receivables:
Investment securities sold	–	–	29,593,316
Due from custodian (Note 4)	–	89,537	–
Dividends and interest	2,652,024	55,980	691,414
Capital shares sold	–	2,898	–

Total Assets	1,119,378,143	97,474,094	556,514,028

LIABILITIES
Payables:
Investment securities purchased	–	89,537	29,650,664
Collateral for securities on loan (Note 5)	8,990,125	22,437,809	8,440,236
Investment advisory fees (Note 2)	373,506	25,618	207,400

Total Liabilities	9,363,631	22,552,964	38,298,300

NET ASSETS	$1,110,014,512	$74,921,130	$518,215,728

Net assets consist of:
Paid-in capital	$1,283,988,565	$91,163,219	$489,421,136
Undistributed (distributions in excess of) net investment income	5,814,228	(1,559)	1,735,470
Accumulated net realized loss	(101,577,819)	(16,409,841)	(39,028,688)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(78,210,462)	169,311	66,087,810

NET ASSETS	$1,110,014,512	$74,921,130	$518,215,728

Shares outstanding[c]	17,050,000	4,000,000	14,100,000

Net asset value per share	$65.10	$18.73	$36.75

[a]	Securities on loan with values of $8,665,532, $21,922,234 and $8,042,441, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,092,113, $21,178 and $479,072, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$17,571,709	$238,204,675
Affiliated issuers (Note 2)	6,144	15,708,482

Total cost of investments	$17,577,853	$253,913,157

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$17,247,100	$278,951,209
Affiliated issuers (Note 2)	6,144	15,708,482

Total fair value of investments	17,253,244	294,659,691
Foreign currencies, at value[b]	9,908	115,907
Receivables:
Investment securities sold	482,717	12,564,209
Due from custodian (Note 4)	–	266,482
Dividends and interest	50,993	382,773

Total Assets	17,796,862	307,989,062

LIABILITIES
Payables:
Investment securities purchased	471,508	13,136,609
Collateral for securities on loan (Note 5)	–	15,217,321
Investment advisory fees (Note 2)	7,549	98,203

Total Liabilities	479,057	28,452,133

NET ASSETS	$17,317,805	$279,536,929

Net assets consist of:
Paid-in capital	$18,711,020	$242,642,526
Undistributed net investment income	92,352	186,934
Accumulated net realized loss	(1,160,728)	(4,043,360)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(324,839)	40,750,829

NET ASSETS	$17,317,805	$279,536,929

Shares outstanding[c]	420,000	5,520,000

Net asset value per share	$41.23	$50.64

[a]	Securities on loan with values of $ – and $15,012,991, respectively. See Note 5.
[b]	Cost of foreign currencies: $9,863 and $111,084, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$24,918,770	$628,454	$17,597,213
Interest from affiliated issuers (Note 2)	933	80	666
Securities lending income from affiliated issuers (Note 2)	31,926	455,160	84,095

Total investment income	24,951,629	1,083,694	17,681,974

EXPENSES
Investment advisory fees (Note 2)	3,481,499	266,488	2,233,689

Total expenses	3,481,499	266,488	2,233,689

Net investment income	21,470,130	817,206	15,448,285

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(25,402,822)	(10,227,654)	(962,633)
In-kind redemptions	1,449,164	526,066	7,794,401
Foreign currency transactions	73,536	(12,093)	408,659

Net realized gain (loss)	(23,880,122)	(9,713,681)	7,240,427

Net change in unrealized appreciation/depreciation on:
Investments	85,953,731	9,570,005	29,025,190
Translation of assets and liabilities in foreign currencies	25,475	1,498	(7,705)

Net change in unrealized appreciation/depreciation	85,979,206	9,571,503	29,017,485

Net realized and unrealized gain (loss)	62,099,084	(142,178)	36,257,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,569,214	$675,028	$51,706,197

[a]	Net of foreign withholding tax of $1,500,131, $34,164 and $1,472,169, respectively.

See notes to financial statements.

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$532,069	$4,322,283
Interest from affiliated issuers (Note 2)	28	203
Securities lending income from affiliated issuers (Note 2)	2,151	12,231

Total investment income	534,248	4,334,717

EXPENSES
Investment advisory fees (Note 2)	87,094	494,767

Total expenses	87,094	494,767

Net investment income	447,154	3,839,950

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(43,262)	(149,636)
In-kind redemptions	2,775,075	623,865
Foreign currency transactions	6,841	(34,589)

Net realized gain	2,738,654	439,640

Net change in unrealized appreciation/depreciation on:
Investments	(2,284,019)	30,704,859
Translation of assets and liabilities in foreign currencies	23	2,696

Net change in unrealized appreciation/depreciation	(2,283,996)	30,707,555

Net realized and unrealized gain	454,658	31,147,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$901,812	$34,987,145

[a]	Net of foreign withholding tax of $43,421 and $63,458, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,470,130	$19,350,400	$817,206	$1,002,433
Net realized loss	(23,880,122)	(38,253,969)	(9,713,681)	(2,990,325)
Net change in unrealized appreciation/depreciation	85,979,206	266,594,254	9,571,503	2,880,433

Net increase in net assets resulting from operations	83,569,214	247,690,685	675,028	892,541

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,663,437)	(20,957,712)	(924,242)	(1,002,762)
Return of capital	–	–	(51,960)	–

Total distributions to shareholders	(19,663,437)	(20,957,712)	(976,202)	(1,002,762)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	226,804,039	134,835,056	13,862,294	31,394,682
Cost of shares redeemed	(24,159,623)	(70,320,435)	(6,976,405)	(7,916,146)

Net increase in net assets from capital share transactions	202,644,416	64,514,621	6,885,889	23,478,536

INCREASE IN NET ASSETS	266,550,193	291,247,594	6,584,715	23,368,315

NET ASSETS
Beginning of year	843,464,319	552,216,725	68,336,415	44,968,100

End of year	$1,110,014,512	$843,464,319	$74,921,130	$68,336,415

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$5,814,228	$3,933,999	$(1,559)	$117,570

SHARES ISSUED AND REDEEMED
Shares sold	3,600,000	2,250,000	800,000	1,400,000
Shares redeemed	(450,000)	(1,400,000)	(400,000)	(400,000)

Net increase in shares outstanding	3,150,000	850,000	400,000	1,000,000

See notes to financial statements.

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Nuclear Energy Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,448,285	$12,755,389	$447,154	$238,870
Net realized gain (loss)	7,240,427	(11,513,779)	2,738,654	(638,356)
Net change in unrealized appreciation/depreciation	29,017,485	110,942,129	(2,283,996)	3,242,460

Net increase in net assets resulting from operations	51,706,197	112,183,739	901,812	2,842,974

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,550,462)	(12,883,151)	(601,698)	(213,285)

Total distributions to shareholders	(17,550,462)	(12,883,151)	(601,698)	(213,285)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,092,154	200,902,982	10,736,676	9,121,119
Cost of shares redeemed	(33,003,090)	(20,255,738)	(11,513,243)	–

Net increase (decrease) in net assets from capital share transactions	2,089,064	180,647,244	(776,567)	9,121,119

INCREASE (DECREASE) IN NET ASSETS	36,244,799	279,947,832	(476,453)	11,750,808

NET ASSETS
Beginning of year	481,970,929	202,023,097	17,794,258	6,043,450

End of year	$518,215,728	$481,970,929	$17,317,805	$17,794,258

Undistributed net investment income included in net assets at end of year	$1,735,470	$1,135,773	$92,352	$40,775

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	6,400,000	240,000	240,000
Shares redeemed	(1,000,000)	(600,000)	(260,000)	–

Net increase (decrease) in shares outstanding	–	5,800,000	(20,000)	240,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Timber & Forestry Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,839,950	$402,273
Net realized gain (loss)	439,640	(368,116)
Net change in unrealized appreciation/depreciation	30,707,555	17,873,209

Net increase in net assets resulting from operations	34,987,145	17,907,366

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,615,658)	(419,100)
Return of capital	–	(58,249)

Total distributions to shareholders	(3,615,658)	(477,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	200,000,514	19,376,035
Cost of shares redeemed	(1,350,068)	(1,214,608)

Net increase in net assets from capital share transactions	198,650,446	18,161,427

INCREASE IN NET ASSETS	230,021,933	35,591,444

NET ASSETS
Beginning of year	49,514,996	13,923,552

End of year	$279,536,929	$49,514,996

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$186,934	$(2,769)

SHARES ISSUED AND REDEEMED
Shares sold	4,350,000	600,000
Shares redeemed	(30,000)	(30,000)

Net increase in shares outstanding	4,320,000	570,000

See notes to financial statements.

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$60.68	$42.32	$73.02	$74.00	$65.76

Income from investment operations:
Net investment income[a]	1.47	1.51	2.06	1.70	1.61
Net realized and unrealized gain (loss)[b]	4.32	18.52	(30.88)	(1.30)	7.99

Total from investment operations	5.79	20.03	(28.82)	0.40	9.60

Less distributions from:
Net investment income	(1.37)	(1.67)	(1.88)	(1.38)	(1.36)

Total distributions	(1.37)	(1.67)	(1.88)	(1.38)	(1.36)

Net asset value, end of year	$65.10	$60.68	$42.32	$73.02	$74.00

Total return	9.87%	48.05%	(40.19)%	0.37%	14.60%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,110,015	$843,464	$552,217	$942,001	$680,774
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.47%	2.72%	3.49%	2.17%	2.28%
Portfolio turnover rate[d]	6%	6%	8%	5%	3%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$18.98	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.25	0.29	0.18
Net realized and unrealized gain (loss)[c]	(0.20)	1.68	(34.64)

Total from investment operations	0.05	1.97	(34.46)

Less distributions from:
Net investment income	(0.28)	(0.29)	(0.06)
Return of capital	(0.02)	–	–

Total distributions	(0.30)	(0.29)	(0.06)

Net asset value, end of period	$18.73	$18.98	$17.30

Total return	0.55%	11.18%	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,921	$68,336	$44,968
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.47%	1.33%	1.22%
Portfolio turnover rate[f]	39%	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$34.18	$24.34	$44.81	$50.03

Income from investment operations:
Net investment income[b]	1.13	1.11	1.16	0.23
Net realized and unrealized gain (loss)[c]	2.74	9.87	(20.70)	(5.27)

Total from investment operations	3.87	10.98	(19.54)	(5.04)

Less distributions from:
Net investment income	(1.30)	(1.14)	(0.93)	(0.18)

Total distributions	(1.30)	(1.14)	(0.93)	(0.18)

Net asset value, end of period	$36.75	$34.18	$24.34	$44.81

Total return	11.77%	45.76%	(44.19)%	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$518,216	$481,971	$202,023	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.32%	3.46%	3.70%	1.66%
Portfolio turnover rate[f]	17%	25%	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$40.44	$30.22	$50.45

Income from investment operations:
Net investment income[b]	1.00	0.70	0.29
Net realized and unrealized gain (loss)[c]	1.16	10.15	(20.29)

Total from investment operations	2.16	10.85	(20.00)

Less distributions from:
Net investment income	(1.37)	(0.63)	(0.23)

Total distributions	(1.37)	(0.63)	(0.23)

Net asset value, end of period	$41.23	$40.44	$30.22

Total return	5.44%	36.04%	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,318	$17,794	$6,043
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.46%	1.74%	1.19%
Portfolio turnover rate[f]	40%	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$41.26	$22.10	$48.24

Income from investment operations:
Net investment income[b]	1.66	0.39	0.55
Net realized and unrealized gain (loss)[c]	8.83	19.20	(26.23)

Total from investment operations	10.49	19.59	(25.68)

Less distributions from:
Net investment income	(1.11)	(0.38)	(0.46)
Return of capital	–	(0.05)	–

Total distributions	(1.11)	(0.43)	(0.46)

Net asset value, end of period	$50.64	$41.26	$22.10

Total return	26.04%	88.81%	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$279,537	$49,515	$13,924
Ratio of expenses to average net assets[e,f]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.70%	1.11%	2.29%
Portfolio turnover rate[g]	23%	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Infrastructure, iShares S&P Global Nuclear Energy, and iShares S&P Global Timber & Forestry Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of March 31, 2011, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented net of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in Other foreign taxes. Foreign taxes payable as of March 31, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P Global 100	$5,814,228	$–	$(102,840,881)	$(76,947,400)	$(173,974,053)
S&P Global Clean Energy	–	–	(1,932,319)	(14,309,770)	(16,242,089)
S&P Global Infrastructure	1,981,973	–	49,595,174	(22,782,555)	28,794,592
S&P Global Nuclear Energy	92,352	–	(786,852)	(698,715)	(1,393,215)
S&P Global Timber & Forestry	186,934	106,827	36,600,642	–	36,894,403

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P Global 100	$7,076,068
S&P Global Clean Energy	167,052
S&P Global Nuclear Energy	131,160

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Global 100	$949,071	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$69,871,332
S&P Global Clean Energy	–	–	2,161,286	1,739,302	10,242,130	14,142,718
S&P Global Infrastructure	–	–	1,561,517	18,904,786	2,316,252	22,782,555
S&P Global Nuclear Energy	–	–	293,258	96,039	178,258	567,555

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to the use of equalization, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$1,217,516,663	$76,492,780	$(179,372,296)	$(102,879,516)
S&P Global Clean Energy	99,236,896	10,322,466	(12,255,615)	(1,933,149)
S&P Global Infrastructure	476,161,274	91,975,043	(42,387,265)	49,587,778
S&P Global Nuclear Energy	18,039,866	1,196,789	(1,983,411)	(786,622)
S&P Global Timber & Forestry	258,063,344	43,502,748	(6,906,401)	36,596,347

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services,

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund (except for the iShares S&P Global 100 Index Fund), BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares S&P Global 100 Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$15,989
S&P Global Clean Energy	244,363
S&P Global Infrastructure	45,136
S&P Global Nuclear Energy	1,147
S&P Global Timber & Forestry	6,576

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$51,729,442	$49,794,322
S&P Global Clean Energy	21,903,608	22,118,304
S&P Global Infrastructure	79,003,659	84,035,643
S&P Global Nuclear Energy	7,288,680	7,538,909
S&P Global Timber & Forestry	23,851,927	26,704,705

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$225,310,521	$24,025,067
S&P Global Clean Energy	13,834,039	6,740,500
S&P Global Infrastructure	34,455,047	32,287,339
S&P Global Nuclear Energy	10,640,238	11,305,786
S&P Global Timber & Forestry	199,358,115	1,348,211

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of March 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global 100 Index Fund, iShares S&P Global Clean Energy Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2011, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

S&P Global 100	$16,143,816	$1,499,986

S&P Global Clean Energy	571,415	34,164

S&P Global Infrastructure	14,883,051	1,471,109

S&P Global Nuclear Energy	424,321	43,421

S&P Global Timber & Forestry	641,218	60,307

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2011 qualified for the dividends-received deduction is:

iShares Index Fund	Dividends- Received Deduction

S&P Global 100	51.01%

S&P Global Clean Energy	21.84

S&P Global Infrastructure	24.29

S&P Global Nuclear Energy	24.30

S&P Global Timber & Forestry	88.87

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares Index Fund	Qualified Dividend Income

S&P Global 100	$21,163,423

S&P Global Clean Energy	583,959

S&P Global Infrastructure	17,921,953

S&P Global Nuclear Energy	567,552

S&P Global Timber & Forestry	3,675,965

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	51

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Global Timber & Forestry	$0.94439	$–	$0.16855	$1.11294	85%	–%	15%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	6	0.45
Greater than 1.0% and Less than 1.5%	23	1.74
Greater than 0.5% and Less than 1.0%	118	8.94
Between 0.5% and -0.5%	1,057	80.08
Less than -0.5% and Greater than -1.0%	79	5.98
Less than -1.0% and Greater than -1.5%	15	1.14
Less than -1.5% and Greater than -2.0%	5	0.38
Less than -2.0% and Greater than -2.5%	3	0.23
Less than -2.5%	3	0.23

	1,320	100.00%

iShares S&P Global Clean Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	6	0.87%
Greater than 3.0% and Less than 3.5%	5	0.72
Greater than 2.5% and Less than 3.0%	5	0.72
Greater than 2.0% and Less than 2.5%	10	1.44
Greater than 1.5% and Less than 2.0%	20	2.89
Greater than 1.0% and Less than 1.5%	48	6.93
Greater than 0.5% and Less than 1.0%	126	18.18
Between 0.5% and -0.5%	403	58.15
Less than -0.5% and Greater than -1.0%	53	7.65
Less than -1.0% and Greater than -1.5%	14	2.02
Less than -1.5% and Greater than -2.0%	2	0.29
Less than -2.0%	1	0.14

	693	100.00%

SUPPLEMENTAL INFORMATION	53

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Infrastructure Index Fund

Period Covered: January 1, 2008 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	5	0.61%
Greater than 5.5% and Less than 6.0%	1	0.12
Greater than 5.0% and Less than 5.5%	1	0.12
Greater than 4.5% and Less than 5.0%	1	0.12
Greater than 4.0% and Less than 4.5%	1	0.12
Greater than 3.5% and Less than 4.0%	4	0.49
Greater than 3.0% and Less than 3.5%	3	0.37
Greater than 2.5% and Less than 3.0%	6	0.73
Greater than 2.0% and Less than 2.5%	15	1.83
Greater than 1.5% and Less than 2.0%	21	2.57
Greater than 1.0% and Less than 1.5%	62	7.58
Greater than 0.5% and Less than 1.0%	177	21.64
Between 0.5% and -0.5%	424	51.84
Less than -0.5% and Greater than -1.0%	56	6.85
Less than -1.0% and Greater than -1.5%	25	3.06
Less than -1.5% and Greater than -2.0%	7	0.86
Less than -2.0% and Greater than -2.5%	5	0.61
Less than -2.5% and Greater than -3.0%	1	0.12
Less than -3.0% and Greater than -3.5%	1	0.12
Less than -3.5%	2	0.24

	818	100.00%

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Nuclear Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	9	1.30%
Greater than 2.5% and Less than 3.0%	4	0.58
Greater than 2.0% and Less than 2.5%	5	0.72
Greater than 1.5% and Less than 2.0%	12	1.73
Greater than 1.0% and Less than 1.5%	18	2.60
Greater than 0.5% and Less than 1.0%	123	17.75
Between 0.5% and -0.5%	454	65.52
Less than -0.5% and Greater than -1.0%	47	6.78
Less than -1.0% and Greater than -1.5%	14	2.02
Less than -1.5% and Greater than -2.0%	3	0.43
Less than -2.0% and Greater than -2.5%	1	0.14
Less than -2.5% and Greater than -3.0%	2	0.29
Less than -3.0%	1	0.14

	693	100.00%

iShares S&P Global Timber & Forestry Index Fund

Period Covered: July 1, 2008 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	1.01%
Greater than 2.0% and Less than 2.5%	5	0.72
Greater than 1.5% and Less than 2.0%	9	1.30
Greater than 1.0% and Less than 1.5%	29	4.18
Greater than 0.5% and Less than 1.0%	108	15.58
Between 0.5% and -0.5%	503	72.59
Less than -0.5% and Greater than -1.0%	23	3.32
Less than -1.0% and Greater than -1.5%	6	0.87
Less than -1.5% and Greater than -2.0%	2	0.29
Less than -2.0%	1	0.14

	693	100.00%

SUPPLEMENTAL INFORMATION	55

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007- 2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	59

Notes:

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-33-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2011

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iShares S&P Global Consumer Discretionary Sector Index Fund  |  RXI  |  NYSE Arca

iShares S&P Global Consumer Staples Sector Index Fund  |  KXI  |  NYSE Arca

iShares S&P Global Energy Sector Index Fund  |  IXC  |  NYSE Arca

iShares S&P Global Financials Sector Index Fund  |  IXG  |  NYSE Arca

iShares S&P Global Healthcare Sector Index Fund  |  IXJ  |  NYSE Arca

iShares S&P Global Industrials Sector Index Fund  |  EXI  |  NYSE Arca

iShares S&P Global Materials Sector Index Fund  |  MXI  |  NYSE Arca

iShares S&P Global Technology Sector Index Fund  |  IXN  |  NYSE Arca

iShares S&P Global Telecommunications Sector Index Fund  |  IXP  |  NYSE Arca

iShares S&P Global Utilities Sector Index Fund  |  JXI  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.02%	17.99%	18.75%	3.10%	3.14%	3.23%	14.88%	15.10%	15.54%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Retail	25.79%

Media	23.38

Auto Manufacturers	17.32

Auto Parts & Equipment	5.36

Internet	4.53

Apparel	4.06

Home Furnishings	3.27

Lodging	2.52

Holding Companies – Diversified	1.76

Leisure Time	1.66

Distribution & Wholesale	1.45

Advertising	1.40

Entertainment	1.27

Food Service	1.04

Other*	4.81

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	4.59%

Walt Disney Co. (The)	3.43

McDonald’s Corp.	3.38

Comcast Corp. Class A	2.93

Daimler AG Registered (Germany)	2.80

Amazon.com Inc.	2.75

Honda Motor Co. Ltd. (Japan)	2.63

Home Depot Inc. (The)	2.52

Ford Motor Co.	2.46

LVMH Moet Hennessy Louis Vuitton SA (France)	1.76

TOTAL	29.25%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that S&P® believes are important to global markets. Component companies include consumer product manufacturing, service, media and retail companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 18.02%, while the total return for the Index was 18.75%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster; in particular, the earthquake had a negative impact on Japanese auto and electronics stocks, which are heavily weighted in the Index.

Global consumer discretionary stocks, as represented by the Index, posted double-digit gains and outpaced the broad global equity indexes. Consumer discretionary stocks benefited from the global economic rebound as improving economic conditions boosted demand for consumer goods and services during the reporting period. The auto industry performed well as vehicle sales continued to recover after suffering precipitous declines during the 2008 — 09 recession. Internet retailers and media companies were also among the leading performers for the reporting period. A broad shift toward increased online shopping helped lift internet retailers, while media companies benefited from a rebound in advertising spending.

On the downside, the laggards included homebuilders and for-profit education firms. Homebuilders continued to struggle with weak sales and depressed valuations in the housing market, while for-profit educators faced increased regulation and a potential overhaul of student lending practices. Computer and electronics retailers also underperformed as consumers tempered their spending on larger electronic items.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.37%	10.41%	10.38%	6.97%	7.00%	7.01%	35.89%	36.05%	36.13%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Food	32.91%

Beverages	22.00

Agriculture	15.47

Retail	12.85

Cosmetics & Personal Care	12.11

Household Products & Wares	3.26

Other*	0.66

Short-Term and Other Net Assets	0.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	8.27%

Procter & Gamble Co. (The)	7.15

Coca-Cola Co. (The)	6.32

Philip Morris International Inc.	4.89

PepsiCo Inc.	4.24

Wal-Mart Stores Inc.	4.23

British American Tobacco PLC (United Kingdom)	3.32

Kraft Foods Inc. Class A	2.27

Altria Group Inc.	2.25

Unilever NV CVA (Netherlands)	2.24

TOTAL	45.18%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the consumer staples sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 10.37%, while the total return for the Index was 10.38%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Global consumer staples stocks, as represented by the Index, advanced for the reporting period but trailed the broad global equity indexes. As global economic conditions improved, investors flocked to the most economically sensitive segments of the equity market. Companies in the consumer staples sector are considered more defensive, because their products and services typically remain in demand regardless of the economic environment. As a result, these stocks garnered less attention from investors, but nonetheless managed to generate double-digit gains for the reporting period.

Within the consumer staples sector, the top performers included tobacco producers, which benefited from strong demand outside of the U.S., and food and beverage makers. In contrast, household products and personal products makers posted weaker returns.

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.27%	28.32%	28.59%	7.66%	7.67%	7.67%	12.98%	13.01%	12.68%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.27%	28.32%	28.59%	44.67%	44.67%	44.71%	214.37%	215.15%	206.58%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Oil & Gas	84.46%

Oil & Gas Services	9.69

Pipelines	3.30

Coal	1.34

Other*	1.04

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	13.69%

Chevron Corp.	7.08

Total SA (France)	4.70

BP PLC (United Kingdom)	4.49

Royal Dutch Shell PLC Class A (United Kingdom)	4.24

Schlumberger Ltd.	4.16

ConocoPhillips	3.76

Royal Dutch Shell PLC Class B (United Kingdom)	3.19

Occidental Petroleum Corp.	2.79

BG Group PLC (United Kingdom)	2.76

TOTAL	50.86%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the energy sector of the economy and that S&P® believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, oil refinery, oil storage and transportation, and coal and uranium mining companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 28.27%, while the total return for the Index was 28.59%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Global energy stocks, as represented by the Index, were the top-performing sector in the global equity markets, gaining more than 25% for the reporting period. Early in the period, energy stocks tumbled in the wake of an enormous oil spill from a damaged offshore rig in the Gulf of Mexico. However, after bottoming at around $65 a barrel in late May, the price of oil surged by 65%, finishing the reporting period at more than $105 a barrel. The sharp increase resulted from rising demand – first in emerging markets, then in developed economies – that outstripped supply as global economic conditions improved.

Oil and gas producers fared well during the reporting period, as did oil refiners, which saw their refining profit margins widen as oil prices rose. Energy equipment and services providers generated the best returns as rising energy prices led to increased drilling activity, which in turn boosted demand for new equipment and services. Refurbishing formerly idle drilling rigs that were being put back into service provided additional opportunities for services and equipment companies.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.24%	4.44%	4.43%	(6.95)%	(7.07)%	(7.04)%	1.52%	1.52%	1.59%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.24%	4.44%	4.43%	(30.24)%	(30.68)%	(30.57)%	15.22%	15.22%	15.96%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Banks	52.29%

Insurance	20.69

Diversified Financial Services	16.99

Real Estate Investment Trusts	4.33

Real Estate	3.51

Other*	1.58

Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.58%

JPMorgan Chase & Co.	3.54

Wells Fargo & Co.	3.27

Berkshire Hathaway Inc. Class B	2.85

Bank of America Corp.	2.65

Citigroup Inc.	2.52

Banco Santander SA (Spain)	1.95

Royal Bank of Canada (Canada)	1.73

Commonwealth Bank of Australia (Australia)	1.65

Goldman Sachs Group Inc. (The)	1.59

TOTAL	25.33%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the financial sector of the economy and that S&P® believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 4.24%, while the total return for the Index was 4.43%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global financial stocks, as represented by the Index, posted modest gains for the reporting period but trailed the performance of the broad global equity indexes. The persistent sovereign debt problems in Europe weighed on global banks and financial services companies, which had

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

the greatest exposure to European debt markets. Lingering issues from the credit crisis in late 2008 and early 2009, especially with regard to mortgage-related investments, also remained a drag on the performance of financial stocks. Despite the general malaise in the financial sector, several segments fared well during the reporting period. A sharp rebound in the commercial property sector provided a lift to real estate investment trusts and other property-related financial companies. Insurance stocks also posted solid gains as the performance of their investment portfolios improved in 2010. In contrast, commercial banks and diversified financial services companies, which made up more than half of the Index, were the laggards in the sector.

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.70%	5.56%	5.56%	2.05%	1.97%	2.03%	2.26%	2.25%	2.33%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.70%	5.56%	5.56%	10.70%	10.26%	10.57%	23.28%	23.17%	24.13%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Pharmaceuticals	58.35%

Health Care – Products	20.45

Biotechnology	6.87

Health Care – Services	6.54

Chemicals	3.18

Electronics	2.23

Other*	1.85

Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Pfizer Inc.	7.52%

Johnson & Johnson	7.50

Novartis AG Registered (Switzerland)	6.68

Merck & Co. Inc.	4.71

Roche Holding AG Genusschein (Switzerland)	4.66

GlaxoSmithKline PLC (United Kingdom)	4.59

Sanofi-Aventis (France)	3.56

Abbott Laboratories	3.51

Bayer AG (Germany)	2.97

AstraZeneca PLC (United Kingdom)	2.95

TOTAL	48.65%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be a part of the healthcare sector of the economy and that S&P® believes are important to global markets. Component companies include healthcare providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 5.70%, while the total return for the Index was 5.56%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global healthcare stocks, as represented by the Index, posted modest gains for the reporting period, but trailed the performance of the broad global equity indexes. Because demand for healthcare products and services is typically not driven by the ups and downs of the global

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

economy, the healthcare sector is considered a defensive segment of the equity market. Given its limited economic sensitivity, the healthcare sector underperformed during the reporting period as investors flocked to the more economically sensitive sectors of the market. Furthermore, the uncertain financial impact of federal healthcare legislation in the U.S. cast a pall on the healthcare sector; U.S. companies comprised more than 60% of the Index as of the end of the reporting period.

Within the healthcare sector, healthcare providers produced the best returns for the reporting period as enrollment in managed health plans increased. At the other end of the spectrum, pharmaceutical stocks were among the weaker performers as brand-name medications with more than $130 billion in annual sales are expected to lose patent protection over the next several years.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.92%	21.17%	21.32%	4.82%	4.88%	4.94%	23.87%	24.19%	24.51%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Manufacturing	24.71%

Transportation	14.34

Aerospace & Defense	11.57

Machinery	9.12

Engineering & Construction	6.64

Distribution & Wholesale	5.24

Commercial Services	5.16

Electrical Components & Equipment	3.65

Hand & Machine Tools	3.15

Electronics	2.63

Building Materials	2.49

Metal Fabricate & Hardware	2.11

Airlines	1.86

Auto Manufacturers	1.78

Holding Companies – Diversified	1.65

Environmental Control	1.19

Machinery – Construction & Mining	1.07

Other*	1.27

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
General Electric Co.	7.64%

Siemens AG Registered (Germany)	4.07

United Technologies Corp.	2.77

Caterpillar Inc.	2.57

United Parcel Service Inc. Class B	2.57

3M Co.	2.38

ABB Ltd. Registered (Switzerland)	1.98

Boeing Co. (The)	1.96

Union Pacific Corp.	1.71

Schneider Electric SA (France)	1.68

TOTAL	29.33%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the industrials sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 20.92%, while the total return for the Index was 21.32%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global industrial stocks, as represented by the Index, advanced by more than 20% for the reporting period and outperformed the broad global equity indexes. As the economic environment improved, demand for industrial goods increased worldwide, providing a boost to the industrial sector. In particular, a sharp increase in commodity prices led to strong production growth in the mining and farming industries. As a result, manufacturers of mining and farming equipment were among the best performers in both the industrial sector and the broader equity market. Transportation stocks also fared well, particularly railroad operators, as greater economic activity led to a pick-up in freight volume. An increase in infrastructure projects, especially in emerging markets, helped lift electrical equipment manufacturers and construction and engineering firms. The laggards in the industrials sector included building products companies, which continued to struggle with the weak housing market, and aerospace and defense companies, which faced potential declines in defense spending, particularly in the U.S.

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.21%	19.59%	20.28%	11.11%	11.17%	11.56%	61.52%	61.91%	64.47%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Mining	46.60%

Chemicals	30.34

Iron & Steel	11.38

Building Materials	3.29

Forest Products & Paper	2.78

Agriculture	1.90

Packaging & Containers	1.65

Other*	1.60

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.83%

Rio Tinto PLC (United Kingdom)	5.16

BHP Billiton PLC (United Kingdom)	4.24

BASF SE (Germany)	3.92

Anglo American PLC (United Kingdom)	3.26

Vale SA Class A Preferred SP ADR (Brazil)	3.08

E.I. du Pont de Nemours and Co.	2.49

Barrick Gold Corp. (Canada)	2.47

Potash Corp. of Saskatchewan Inc. (Canada)	2.47

Freeport-McMoRan Copper & Gold Inc.	2.46

TOTAL	37.38%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the materials sector of the economy and that S&P® believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing and mining activities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 19.21%, while the total return for the Index was 20.28%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global materials stocks, as represented by the Index, advanced by approximately 20% for the reporting period and outperformed the broad global equity indexes. As the economic environment improved, demand for commodities and other raw materials increased sharply, providing a

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

boost to the materials sector. In addition, rising commodity prices helped increase the profitability of many materials producers. The top performers in the materials sector were metals and mining companies, which made up more than half of the Index as of the end of the reporting period. Metals and mining companies were among the biggest beneficiaries of growing demand and higher commodity prices, which in turn led to earnings that exceeded expectations. Chemicals companies, which comprised approximately a third of the Index, also generated solid returns during the reporting period. Paper and packaging companies benefited from stronger sales volumes and increased consolidation in the industry.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.83%	8.73%	10.08%	2.93%	2.70%	3.28%	2.20%	2.20%	2.72%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.83%	8.73%	10.08%	15.53%	14.27%	17.49%	22.62%	22.67%	28.59%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Computers	27.93%

Semiconductors	19.50

Software	18.77

Telecommunications	12.46

Internet	8.37

Electronics	4.10

Commercial Services	2.71

Office & Business Equipment	2.54

Electrical Components & Equipment	1.57

Other*	1.85

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Apple Inc.	10.83%

International Business Machines Corp.	6.79

Microsoft Corp.	6.34

Google Inc. Class A	4.95

Oracle Corp.	4.36

Samsung Electronics Co. Ltd. SP GDR (South Korea)	4.30

Intel Corp.	3.69

Cisco Systems Inc.	3.23

QUALCOMM Inc.	3.07

Hewlett-Packard Co.	2.96

TOTAL	50.52%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P» deems to be part of the information technology sector of the economy and that S&P» believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 8.83%, while the total return for the Index was 10.08%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Global technology stocks, as represented by the Index, advanced for the reporting period but trailed the broad global equity indexes. Technology stocks often fare well when the economy is expanding as businesses and individuals increase their spending on technology. However, technology spending remained muted in 2010 as an uncertain economic future and continued cost-cutting efforts held corporate technology spending in check. In addition, much of the demand for technology centered largely around a handful of fast-growing trends, including smartphones, tablet computers, streaming video, and cloud computing. The result was a bifurcated market, as companies with meaningful exposure to these trends enjoyed solid gains, while those less engaged with the technologies underperformed. In particular, some of the largest companies in the Index were among the biggest laggards during the reporting period amid perceptions that their substantial size limited their potential growth rates and ability to keep up with technological change.

Information technology services providers were among the best-performing segments within the technology sector as companies looked to reduce costs by outsourcing their technology needs. On the downside, semiconductor manufacturers and communications equipment makers underperformed during the reporting period.

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.83%	21.84%	21.78%	7.56%	7.42%	7.37%	4.80%	4.82%	4.75%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.83%	21.84%	21.78%	44.00%	43.00%	42.68%	55.32%	55.58%	54.58%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Telephone – Integrated	62.58%

Cellular Telecommunication	25.38

Telecommunication Services	9.94

Wireless Equipment	1.82

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
AT&T Inc.	15.07%

Vodafone Group PLC (United Kingdom)	12.37

Verizon Communications Inc.	9.00

Telefonica SA (Spain)	8.28

China Mobile Ltd. (China)	4.04

Deutsche Telekom AG Registered (Germany)	3.95

France Telecom SA (France)	3.73

SoftBank Corp. (Japan)	2.86

Nippon Telegraph and Telephone Corp. (Japan)	2.78

Telstra Corp. Ltd. (Australia)	2.76

TOTAL	64.84%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ , and measures the performance of companies that S&P® deems to be part of the telecommunications sector of the economy and that S&P® believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 21.83%, while the total return for the Index was 21.78%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global telecommunications stocks, as represented by the Index, gained more than 20% for the reporting period and outperformed the broad global equity indexes. Wireless services providers were the best performers in the telecom sector, benefiting from robust demand for

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

smartphones, which in turn led to increased usage of texting and internet services on mobile devices. For example, wireless data traffic in the U.S. increased by 110% in the second half of 2010. In addition, emerging markets, where mobile phone penetration is considerably lower than in developed countries, provided a fertile opportunity for wireless services providers to expand their subscriber base. Diversified telecom services companies also fared well during the reporting period as they continued to compete with cable operators for market share in “triple play” packages that bundle together telephone, internet, and television services. Diversified telecom companies also benefited from industry consolidation – including the proposed merger between AT&T and Deutsche Telekom’s T-Mobile wireless unit – and their relatively high dividend yields, which were attractive to investors given the low interest rate environment.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.26%	4.57%	4.03%	1.21%	1.20%	1.10%	5.65%	5.58%	5.10%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Electric	78.23%

Gas	16.15

Water	3.48

Other*	1.66

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
E.ON AG (Germany)	6.38%

GDF Suez (France)	6.12

Enel SpA (Italy)	4.25

Iberdrola SA (Spain)	3.76

National Grid PLC (United Kingdom)	3.47

Southern Co.	3.36

Exelon Corp.	2.85

Centrica PLC (United Kingdom)	2.80

RWE AG (Germany)	2.73

Dominion Resources Inc.	2.71

TOTAL	38.43%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ , and measures the performance of companies that S&P® deems to be part of the utilities sector of the economy and that S&P® believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 4.26%, while the total return for the Index was 4.03%.

The global equity markets gained ground for the reporting period, with much of the advance occurring during the last six months. Stocks began the reporting period on a down note, declining sharply in the first three months as signs of slowing economic growth cast doubts on the sustainability of the global recovery that started in mid-2009. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The uncertain economic environment kept global equity markets volatile through the summer of 2010. By the fall, however, steadily improving economic data restored investor confidence that the economic recovery had regained its footing, and stocks began a rally that lasted through the end of the reporting period. The rally in global equity markets persisted despite some major global developments late in the period, including heightened political turmoil in the Middle East and an earthquake and tsunami in Japan.

On a regional basis, U.S. stocks modestly outperformed the broad global stock indexes. As the U.S. economy slowed markedly in the second and third quarters of 2010, the Federal Reserve implemented additional quantitative easing measures to stimulate economic growth, which helped U.S. stocks post strong gains over the last six months of the reporting period. European stocks lagged other regions of the world as the continent was hit hardest by the sovereign debt crisis. However, European economies enjoyed a rapid recovery; by the end of the reporting period, the European Central Bank was widely expected to raise short-term interest rates for the first time in nearly four years. Markets in the Asia/Pacific region generated the best returns, benefiting from robust demand for commodities and rising exports to nearby emerging economies. The exception was Japan, which was weighed down by a stagnant economy and a natural disaster.

Global utilities stocks, as represented by the Index, advanced for the reporting period but trailed the broad global equity indexes. As global economic conditions improved, investors flocked to the most economically sensitive segments of the equity market. Utilities stocks are

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

considered more defensive, because they provide essential services that typically remain in demand regardless of the economic environment. As a result, these stocks garnered less attention from investors, and their modest returns reflected this reduced demand. Furthermore, the utilities sector is expected to face higher capital costs to upgrade aging infrastructure and meet stricter environmental regulations going forward. On the positive side, utilities stocks offered relatively high dividend yields, which were attractive to investors given the low interest rate environment. Independent power producers posted the weakest returns in the utilities sector, while gas utilities generated the best results. Electric utilities, which comprised more than two-thirds of the Index as of the end of the reporting period, posted relative flat returns for the reporting period; those with significant exposure to nuclear power tumbled late in the period because of the earthquake in Japan and its impact on the Fukushima nuclear plant.

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares S&P Global Sector Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)

Consumer Discretionary
Actual	$1,000.00	$1,133.10	0.48%	$2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Consumer Staples
Actual	1,000.00	1,065.00	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Energy
Actual	1,000.00	1,323.40	0.48	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Financials
Actual	1,000.00	1,102.40	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

SHAREHOLDER EXPENSES	35

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)

Healthcare
Actual	$1,000.00	$1,077.80	0.48%	$2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Industrials
Actual	1,000.00	1,190.00	0.48	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Materials
Actual	1,000.00	1,188.30	0.48	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Technology
Actual	1,000.00	1,130.70	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Telecommunications
Actual	1,000.00	1,099.10	0.48	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Utilities
Actual	1,000.00	1,033.40	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 99.34%

AUSTRALIA – 0.80%
Crown Ltd.	49,400	$416,359
Tabcorp Holdings Ltd.	87,218	675,572

		1,091,931

CANADA – 2.40%
Canadian Tire Corp. Ltd. Class A	4,800	317,533
Gildan Activewear Inc.	7,600	248,607
Magna International Inc. Class A	14,700	702,396
Shaw Communications Inc. Class B	22,150	465,429
Thomson Reuters Corp.	21,200	829,257
Tim Hortons Inc.	11,550	522,080
Yellow Media Inc.	34,250	194,004

		3,279,306

FRANCE – 7.83%
Accor SA	9,000	404,933
Christian Dior SA	3,250	458,117
Compagnie Generale des Etablissements
Michelin Class B	10,968	927,656
Hermes International	3,350	735,442
Lagardere SCA	7,050	301,390
LVMH Moet Hennessy Louis Vuitton SA	15,150	2,401,479
PPR SA	4,450	682,967
PSA Peugeot Citroen SAa	11,100	439,166
Publicis Groupe SA	6,550	367,854
Renault SAa	13,050	722,436
SES SA FDR	17,150	442,335
Societe Television Francaise 1	6,400	117,660
Sodexo	5,450	398,538
Valeo SAa	5,600	327,057
Vivendi SA	68,000	1,944,451

		10,671,481

GERMANY – 5.15%
Adidas AG	13,450	848,508
Bayerische Motoren Werke AG	20,700	1,725,803
Daimler AG Registered[a]	53,950	3,816,538
Puma AG	400	117,473
TUI AGa	12,350	147,796
Volkswagen AG	2,400	368,852

		7,024,970

Security	Shares	Value

GREECE – 0.22%
OPAP SA	14,190	$304,270

		304,270

HONG KONG – 1.12%
Esprit Holdings Ltd.	110,071	505,198
Li & Fung Ltd.	200,000	1,024,659

		1,529,857

ITALY – 0.95%
Fiat SpA	54,600	495,116
Luxottica Group SpA	9,800	320,421
Mediaset SpA	42,300	269,165
Pirelli & C. SpA	23,411	205,980

		1,290,682

JAPAN – 15.01%
Aisin Seiki Co. Ltd.	10,000	348,456
Bridgestone Corp.	40,000	841,216
Denso Corp.	30,000	999,035
Dentsu Inc.	10,000	259,049
Fast Retailing Co. Ltd.	3,100	389,370
Honda Motor Co. Ltd.	95,000	3,581,986
Marui Group Co. Ltd.	15,000	97,189
Nikon Corp.	20,000	413,851
Nippon Television Network Corp.	1,000	142,737
Nissan Motor Co. Ltd.	135,000	1,202,099
NOK Corp.	10,000	177,848
Oriental Land Co. Ltd.	2,900	231,286
Panasonic Corp.	110,000	1,404,199
Sekisui House Ltd.	32,000	301,158
Sharp Corp.	50,000	497,708
Sony Corp.	60,000	1,928,571
Suzuki Motor Corp.	25,000	560,751
Toyota Industries Corp.	15,000	455,357
Toyota Motor Corp.	155,000	6,265,082
Yamada Denki Co. Ltd.	5,500	372,285

		20,469,233

MEXICO – 0.74%
Grupo Televisa SA CPO[a]	205,000	1,005,782

		1,005,782

NETHERLANDS – 0.71%
Reed Elsevier NV	43,200	556,650

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Wolters Kluwer NV	17,600	$412,107

		968,757

SOUTH KOREA – 0.51%
Hyundai Motor Co. Ltd. Class A SP GDR[b]	7,549	698,504

		698,504

SPAIN – 0.74%
Industria de Diseno Textil SA	12,550	1,008,385

		1,008,385

SWEDEN – 1.85%
Electrolux AB Class Ba	20,800	536,453
Hennes & Mauritz AB Class B	59,800	1,986,887

		2,523,340

SWITZERLAND – 1.23%
Compagnie Financiere Richemont SA Class A Bearer	16,300	945,199
Swatch Group AG (The) Bearer	1,650	732,431

		1,677,630

UNITED KINGDOM – 5.95%
Aegis Group PLC	47,150	108,002
British Sky Broadcasting Group PLC	62,500	826,521
Carnival PLC	12,650	497,200
Compass Group PLC	113,500	1,019,744
Daily Mail & General Trust PLC Class A NVS	16,250	128,729
GKN PLC	111,400	358,744
Home Retail Group PLC	36,650	113,443
InterContinental Hotels Group PLC	18,300	374,888
ITV PLC[a]	229,100	284,057
Kingfisher PLC	136,450	537,838
Ladbrokes PLC	58,050	123,293
Marks & Spencer Group PLC	93,650	505,441
Next PLC	11,400	361,818
Pearson PLC	44,500	785,357
Persimmon PLC	18,150	129,466
Reed Elsevier PLC	68,000	588,603
United Business Media Ltd.	11,250	107,929
Whitbread PLC	10,650	281,678
William Hill PLC	39,250	113,689
WPP PLC	70,350	866,618

		8,113,058

UNITED STATES – 54.13%
Abercrombie & Fitch Co. Class A	5,408	317,450

Security	Shares	Value

Amazon.com Inc.[a]	20,850	$3,755,710
Apollo Group Inc. Class Aa	7,100	296,141
AutoNation Inc.[a,c]	4,800	169,776
AutoZone Inc.[a]	1,750	478,730
Bed Bath & Beyond Inc.[a]	14,900	719,223
Best Buy Co. Inc.	18,750	538,500
Big Lots Inc.[a]	4,250	184,578
Cablevision NY Group Class A	14,850	513,958
CarMax Inc.[a]	12,950	415,695
Carnival Corp.	25,550	980,098
CBS Corp. Class B NVS	40,250	1,007,860
Coach Inc.	18,100	941,924
Comcast Corp. Class A	161,700	3,997,224
D.R. Horton Inc.	17,000	198,050
Darden Restaurants Inc.	8,900	437,257
DeVry Inc.	3,450	189,992
DIRECTV Class Aa	48,450	2,267,460
Discovery Communications Inc.
Series Aa	16,800	670,320
Expedia Inc.	11,850	268,521
Family Dollar Stores Inc.	7,750	397,730
Ford Motor Co.[a]	225,100	3,356,241
Fortune Brands Inc.	9,000	557,010
GameStop Corp. Class Aa,c	7,950	179,034
Gannett Co. Inc.	13,650	207,890
Gap Inc. (The)	23,300	527,978
Genuine Parts Co.	8,400	450,576
Goodyear Tire & Rubber Co. (The)[a]	17,650	264,397
H&R Block Inc.	15,700	262,818
Harley-Davidson Inc.	15,000	637,350
Harman International Industries Inc.	4,250	198,985
Hasbro Inc.	8,150	381,746
Home Depot Inc. (The)	92,700	3,435,462
International Game Technology	17,800	288,894
Interpublic Group of Companies Inc. (The)	30,301	380,884
J.C. Penney Co. Inc.	13,800	495,558
Johnson Controls Inc.	40,950	1,702,291
Kohl’s Corp.	17,300	917,592
Leggett & Platt Inc.	8,800	215,600
Lennar Corp. Class A	9,000	163,080
Limited Brands Inc.	15,350	504,708
Lowe’s Companies Inc.	77,200	2,040,396
Macy’s Inc.	24,850	602,861

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Marriott International Inc. Class A	16,550	$588,849
Mattel Inc.	21,550	537,241
McDonald’s Corp.	60,650	4,614,858
McGraw-Hill Companies Inc. (The)	17,600	693,440
Netflix Inc.[a]	2,750	652,657
Newell Rubbermaid Inc.	17,450	333,819
News Corp. Class A NVS	132,000	2,317,920
Nike Inc. Class B	22,200	1,680,540
Nordstrom Inc.	9,500	426,360
O’Reilly Automotive Inc.[a]	8,300	476,918
Omnicom Group Inc.	16,250	797,225
Polo Ralph Lauren Corp.	3,800	469,870
Priceline.com Inc.[a]	2,950	1,493,998
Pulte Group Inc.[a]	20,550	152,070
RadioShack Corp.	7,200	108,072
Ross Stores Inc.	7,100	504,952
Scripps Networks Interactive Inc. Class A	5,400	270,486
Sears Holdings Corp.[a,c]	2,400	198,360
Stanley Black & Decker Inc.	9,200	704,720
Staples Inc.	40,450	785,539
Starbucks Corp.	43,800	1,618,410
Starwood Hotels & Resorts Worldwide Inc.	11,600	674,192
Target Corp.	40,400	2,020,404
Tiffany & Co.	7,100	436,224
Time Warner Cable Inc.	20,600	1,469,604
Time Warner Inc.	62,750	2,240,175
TJX Companies Inc. (The)	22,200	1,104,006
Urban Outfitters Inc.[a]	7,550	225,217
VF Corp.	5,050	497,577
Viacom Inc. Class B NVS	34,900	1,623,548
Walt Disney Co. (The)	108,450	4,673,110
Washington Post Co. (The) Class B	250	109,390
Whirlpool Corp.	4,650	396,924
Wyndham Worldwide Corp.	11,400	362,634
Wynn Resorts Ltd.	4,800	610,800
Yum! Brands Inc.	27,850	1,430,933

		73,818,590

TOTAL COMMON STOCKS
(Cost: $104,657,894)		135,475,776

Security	Shares	Value

PREFERRED STOCKS – 0.24%

GERMANY – 0.24%
Porsche Automobil Holding SE	5,100	$334,441

		334,441

TOTAL PREFERRED STOCKS
(Cost: $267,740)		334,441

RIGHTS – 0.04%

GERMANY – 0.04%
Porsche Automobil Holding SE Preferred[a]	5,700	49,480

		49,480

TOTAL RIGHTS
(Cost: $50,640)		49,480

SHORT-TERM INVESTMENTS – 0.51%

MONEY MARKET FUNDS – 0.51%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	524,104	524,104
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	71,855	71,855
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	102,691	102,691

		698,650

TOTAL SHORT-TERM INVESTMENTS
(Cost: $698,650)		698,650

TOTAL INVESTMENTS IN SECURITIES – 100.13%
(Cost: $105,674,924)		136,558,347

Other Assets, Less Liabilities – (0.13)%		(178,994)

NET ASSETS – 100.00%		$136,379,353

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2011

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 97.91%

AUSTRALIA – 3.75%
Coca-Cola Amatil Ltd.	70,092	$850,981
Foster’s Group Ltd.	253,242	1,498,012
Wesfarmers Ltd.	151,668	4,984,611
Woolworths Ltd.	158,796	4,414,202

		11,747,806

BELGIUM – 2.30%
Anheuser-Busch InBev NV	97,614	5,567,973
Colruyt SA	10,593	558,609
Delhaize Group SA	13,365	1,089,612

		7,216,194

BRAZIL – 0.56%
BRF – Brasil Foods SA SP ADR[a]	91,278	1,742,497

		1,742,497

CANADA – 1.19%
George Weston Ltd.	6,732	457,174
Loblaw Companies Ltd.	14,157	565,407
Metro Inc. Class A	14,751	700,587
Saputo Inc.	18,216	819,463
Shoppers Drug Mart Corp.	28,809	1,180,495

		3,723,126

DENMARK – 0.48%
Carlsberg A/S Class B	13,860	1,494,393

		1,494,393

FRANCE – 4.90%
Carrefour SA	77,022	3,414,592
Casino Guichard-Perrachon SA	7,425	703,754
Danone SA	83,952	5,491,587
L’Oreal SA	31,086	3,626,182
Pernod Ricard SA	22,473	2,101,646

		15,337,761

GERMANY – 0.62%
Beiersdorf AG	12,672	774,431
METRO AG	16,929	1,158,314

		1,932,745

IRELAND – 0.20%
Kerry Group PLC Class A	16,929	631,109

		631,109

Security	Shares	Value

JAPAN – 4.10%
AEON Co. Ltd.	79,217	$921,395
Ajinomoto Co. Inc.	99,000	1,035,630
Asahi Breweries Ltd.	49,598	827,631
Japan Tobacco Inc.	594	2,153,680
Kao Corp.	69,300	1,735,008
Kirin Holdings Co. Ltd.	103,596	1,366,197
Nippon Meat Packers Inc.	9,000	113,912
Nissin Foods Holdings Co. Ltd.	9,900	350,227
Seven & I Holdings Co. Ltd.	99,037	2,535,672
Shiseido Co. Ltd.	39,600	688,031
Unicharm Corp.	16,100	587,627
Yakult Honsha Co. Ltd.	19,820	508,413

		12,823,423

MEXICO – 1.58%
Fomento Economico Mexicano SAB de CV
BD Units	287,109	1,684,231
Grupo Modelo SAB de CV
Series C	89,637	535,462
Kimberly-Clark de Mexico SAB de CV
Series A	79,217	490,314
Wal-Mart de Mexico SAB de CV Series V	752,410	2,251,433

		4,961,440

NETHERLANDS – 3.56%
Heineken NV	37,422	2,047,485
Koninklijke Ahold NV	155,430	2,088,363
Unilever NV CVA	222,948	7,000,029

		11,135,877

SINGAPORE – 0.41%
Wilmar International Ltd.[a]	297,000	1,286,489

		1,286,489

SOUTH KOREA – 0.24%
KT&G Corp. Class A SP GDR[b,c]	28,532	742,594

		742,594

SWEDEN – 0.34%
Swedish Match AB	32,274	1,073,856

		1,073,856

SWITZERLAND – 8.27%
Nestle SA Registered	449,757	25,883,703

		25,883,703

UNITED KINGDOM – 14.19%
Associated British Foods PLC	48,114	765,073

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

British American Tobacco PLC	259,083	$10,390,730
Diageo PLC	324,819	6,169,921
Imperial Tobacco Group PLC	131,868	4,073,249
J Sainsbury PLC	184,041	989,163
Reckitt Benckiser Group PLC	79,794	4,095,542
SABMiller PLC	120,582	4,266,807
Tate & Lyle PLC	62,172	575,528
Tesco PLC	1,042,767	6,368,426
Unilever PLC	169,983	5,177,009
Wm Morrison Supermarkets PLC	349,371	1,545,666

		44,417,114

UNITED STATES – 51.22%
Altria Group Inc.	270,666	7,045,436
Archer-Daniels-Midland Co.	82,665	2,976,767
Avon Products Inc.	55,341	1,496,421
Brown-Forman Corp. Class B NVS	13,662	933,115
Campbell Soup Co.	24,255	803,083
Clorox Co. (The)	17,820	1,248,647
Coca-Cola Co. (The)	297,990	19,771,637
Coca-Cola Enterprises Inc.	43,164	1,178,377
Colgate-Palmolive Co.	64,053	5,172,920
ConAgra Foods Inc.	56,826	1,349,618
Constellation Brands Inc. Class Ab	23,562	477,837
Costco Wholesale Corp.	57,123	4,188,258
CVS Caremark Corp.	178,101	6,112,426
Dean Foods Co.[b]	23,364	233,640
Dr Pepper Snapple Group Inc.	29,304	1,088,937
Estee Lauder Companies Inc. (The) Class A	14,949	1,440,486
General Mills Inc.	82,764	3,025,024
H.J. Heinz Co.	41,481	2,025,102
Hershey Co. (The)	20,394	1,108,414
Hormel Foods Corp.	19,206	534,695
J.M. Smucker Co. (The)	15,642	1,116,682
Kellogg Co.	32,472	1,752,839
Kimberly-Clark Corp.	52,470	3,424,717
Kraft Foods Inc. Class A	226,809	7,112,730
Kroger Co. (The)	82,665	1,981,480
Lorillard Inc.	19,008	1,805,950
McCormick & Co. Inc. NVS	17,919	857,066
Mead Johnson Nutrition Co. Class A	27,027	1,565,674
Molson Coors Brewing Co. Class B NVS	20,394	956,275

Security	Shares	Value

PepsiCo Inc.	205,920	$13,263,307
Philip Morris International Inc.	233,343	15,314,301
Procter & Gamble Co. (The)	363,429	22,387,226
Reynolds American Inc.	44,451	1,579,344
Safeway Inc.	48,609	1,144,256
Sara Lee Corp.	81,477	1,439,699
SUPERVALU Inc.	26,136	233,394
Sysco Corp.	76,032	2,106,086
Tyson Foods Inc. Class A	39,105	750,425
Wal-Mart Stores Inc.	254,331	13,237,929
Walgreen Co.	120,186	4,824,266
Whole Foods Market Inc.	19,503	1,285,248

		160,349,734

TOTAL COMMON STOCKS
(Cost: $291,117,193)		306,499,861

PREFERRED STOCKS – 1.35%

BRAZIL – 0.89%
Companhia de Bebidas das Americas SP ADR	99,000	2,802,690

		2,802,690

GERMANY – 0.46%
Henkel AG & Co. KGaA	23,166	1,436,960

		1,436,960

TOTAL PREFERRED STOCKS
(Cost: $2,728,851)		4,239,650

SHORT-TERM INVESTMENTS – 0.64%

MONEY MARKET FUNDS – 0.64%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	1,615,468	1,615,468
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	221,482	221,482
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	163,719	163,719

		2,000,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,000,669)		2,000,669

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2011

Value

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $295,846,713)	$312,740,180

Other Assets, Less Liabilities – 0.10%	308,751

NET ASSETS – 100.00%	$313,048,931

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 97.37%

AUSTRALIA – 2.59%
Oil Search Ltd.	562,476	$4,141,593
Origin Energy Ltd.	558,691	9,371,432
Santos Ltd.	458,280	7,369,613
Woodside Petroleum Ltd.	299,592	14,499,715
WorleyParsons Ltd.	118,788	3,805,725

		39,188,078

AUSTRIA – 0.24%
OMV AG	78,660	3,559,766

		3,559,766

CANADA – 11.27%
ARC Resources Ltd.	141,360	3,829,181
Cameco Corp.	199,014	5,965,817
Canadian Natural Resources Ltd.	544,920	26,855,271
Canadian Oil Sands Ltd.	243,048	8,162,815
Cenovus Energy Inc.	374,832	14,758,227
Enbridge Inc.	186,732	11,406,441
EnCana Corp.	361,380	12,456,511
Enerplus Corp.	86,868	2,742,448
Husky Energy Inc.	125,172	3,790,868
Imperial Oil Ltd.	122,892	6,258,617
Nexen Inc.	269,724	6,701,855
Penn West Petroleum Ltd.	224,808	6,221,364
Suncor Energy Inc.	785,004	35,088,125
Talisman Energy Inc.	514,368	12,674,789
TransCanada Corp.	339,680	13,726,878

		170,639,207

CHINA – 3.05%
China Petroleum & Chemical
Corp. Class H	9,120,000	9,145,561
CNOOC Ltd.	8,208,000	20,683,037
PetroChina Co. Ltd. Class H	912,000	1,381,214
PetroChina Co. Ltd. SP ADR	98,040	14,926,590

		46,136,402

FRANCE – 5.10%
Technip SA	56,772	6,062,527
Total SA	1,166,220	71,089,784

		77,152,311

ITALY – 3.11%
Eni SpA	1,397,640	34,372,164

Security	Shares	Value

Saipem SpA	129,732	$6,905,691
Tenaris SA	238,944	5,876,350

		47,154,205

JAPAN – 1.23%
INPEX Corp.	1,140	8,679,295
JX Holdings Inc.	1,048,820	7,086,622
TonenGeneral Sekiyu K.K.	228,000	2,825,241

		18,591,158

NORWAY – 0.98%
Statoil ASA	97,866	2,712,136
Statoil ASA SP ADR	440,952	12,187,913

		14,900,049

PORTUGAL – 0.20%
Galp Energia SGPS SA Class B	143,184	3,069,221

		3,069,221

SPAIN – 0.93%
Repsol YPF SA	290,244	9,957,326
Repsol YPF SA SP ADR[a]	119,928	4,131,520

		14,088,846

UNITED KINGDOM – 15.89%
AMEC PLC	157,548	3,012,820
BG Group PLC	1,684,920	41,890,053
BP PLC	9,346,860	68,020,749
Cairn Energy PLC[b]	689,611	5,108,107
Royal Dutch Shell PLC Class A	1,769,764	64,226,107
Royal Dutch Shell PLC Class B	1,333,116	48,294,336
Tullow Oil PLC	435,880	10,117,083

		240,669,255

UNITED STATES – 52.78%
Anadarko Petroleum Corp.	247,812	20,300,759
Apache Corp.	188,328	24,655,902
Baker Hughes Inc.	215,460	15,821,228
Cabot Oil & Gas Corp.	53,808	2,850,210
Cameron International Corp.[b]	121,296	6,926,002
Chesapeake Energy Corp.	330,372	11,074,069
Chevron Corp.	997,272	107,136,931
ConocoPhillips	712,198	56,876,132
CONSOL Energy Inc.	117,631	6,308,551
Denbury Resources Inc.[b]	202,008	4,928,995
Devon Energy Corp.	211,356	19,396,140
Diamond Offshore Drilling Inc.	33,288	2,586,478

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

El Paso Corp.	375,496	$6,758,928
EOG Resources Inc.	132,924	15,752,823
EQT Corp.	74,100	3,697,590
Exxon Mobil Corp.	2,463,996	207,295,984
FMC Technologies Inc.[b]	60,420	5,708,482
Halliburton Co.	454,860	22,670,222
Helmerich & Payne Inc.	54,264	3,727,394
Hess Corp.	151,392	12,900,112
Marathon Oil Corp.	357,276	19,046,384
Massey Energy Co.	56,544	3,865,348
Murphy Oil Corp.	97,356	7,147,878
Nabors Industries Ltd.[a,b]	147,267	4,473,971
National Oilwell Varco Inc.	209,760	16,627,675
Newfield Exploration Co.[b]	66,648	5,065,914
Noble Corp.[a]	123,990	5,656,424
Noble Energy Inc.	84,588	8,175,430
Occidental Petroleum Corp.	403,788	42,191,808
Peabody Energy Corp.	139,764	10,057,417
Pioneer Natural Resources Co.	60,192	6,134,769
QEP Resources Inc.	87,552	3,549,358
Range Resources Corp.	80,940	4,731,752
Rowan Companies Inc.[b]	64,524	2,850,670
Schlumberger Ltd.	675,792	63,024,362
Southwestern Energy Co.[b]	169,176	7,269,493
Spectra Energy Corp.	319,884	8,694,447
Sunoco Inc.	62,913	2,868,204
Tesoro Corp.[b]	82,764	2,220,558
Valero Energy Corp.	290,928	8,675,473
Williams Companies Inc. (The)	302,532	9,432,948

		799,133,215

TOTAL COMMON STOCKS
(Cost: $1,217,823,743)		1,474,281,713

PREFERRED STOCKS – 2.46%

BRAZIL – 2.46%
Petroleo Brasileiro SA SP ADR	1,049,256	37,290,558

		37,290,558

TOTAL PREFERRED STOCKS
(Cost: $34,794,400)		37,290,558

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.28%

MONEY MARKET FUNDS – 0.28%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	2,737,344	$2,737,344
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	375,291	375,291
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	1,199,822	1,199,822

		4,312,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,312,457)		4,312,457

TOTAL INVESTMENTS IN SECURITIES – 100.11%
(Cost: $1,256,930,600)		1,515,884,728

Other Assets, Less Liabilities – (0.11)%		(1,704,335)

NET ASSETS – 100.00%		$1,514,180,393

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 98.50%

AUSTRALIA – 8.00%
AMP Ltd.	171,148	$961,070
ASX Ltd.	10,455	372,150
Australia and New Zealand Banking Group Ltd.	148,394	3,653,921
BGP Holdings PLC[a,b]	608,993	86
CFS Retail Property Trust	111,192	211,580
Commonwealth Bank of Australia	90,383	4,897,805
GPT Group	97,908	317,930
Insurance Australia Group Ltd.	123,554	458,706
Lend Lease Group	28,167	264,199
Macquarie Group Ltd.	19,919	753,932
Mirvac Group	191,634	246,732
National Australia Bank Ltd.	123,683	3,306,389
QBE Insurance Group Ltd.	61,746	1,128,311
Stockland Corp. Ltd.	136,776	524,768
Suncorp Group Ltd.	73,613	645,556
Westfield Group	123,000	1,188,052
Westfield Retail Trust	152,520	413,249
Westpac Banking Corp.	173,474	4,364,755

		23,709,191

AUSTRIA – 0.25%
Erste Group Bank AG	14,384	726,781

		726,781

BELGIUM – 0.53%
Ageas	145,000	412,568
Dexia SAa	66,543	259,497
Groupe Bruxelles Lambert SA	4,674	437,040
KBC Groep NVa	12,047	453,639

		1,562,744

BRAZIL – 1.19%
Itau Unibanco Holding SA SP ADR[c]	146,001	3,511,324

		3,511,324

CANADA – 7.58%
Bank of Montreal	32,718	2,118,304
Bank of Nova Scotia	60,762	3,715,992
Brookfield Asset Management Inc. Class A	27,675	896,468
Canadian Imperial Bank of Commerce	22,755	1,955,608
Manulife Financial Corp.	103,052	1,820,029

Security	Shares	Value

National Bank of Canada	9,102	$737,236
Power Corp. of Canada	19,550	577,406
Royal Bank of Canada	83,025	5,120,195
Sun Life Financial Inc.	33,210	1,040,256
Toronto-Dominion Bank (The)	50,918	4,491,148

		22,472,642

CHILE – 0.20%
Banco de Chile SP ADR	4,250	357,807
Banco Santander (Chile) SA SP ADR	2,829	245,416

		603,223

CHINA – 2.66%
China Construction Bank Corp. Class H	4,089,720	3,833,028
China Life Insurance Co. Ltd. Class H	369,000	1,385,256
Industrial and Commercial Bank of China Ltd. Class H	3,217,000	2,671,804

		7,890,088

DENMARK – 0.23%
Danske Bank A/Sa	30,857	684,197

		684,197

FINLAND – 0.31%
Sampo OYJ Class A	28,536	911,552

		911,552

FRANCE – 4.02%
AXA	108,065	2,261,220
BNP Paribas	62,597	4,584,589
Credit Agricole SA	62,696	1,030,295
Societe Generale	43,409	2,824,438
Unibail-Rodamco SE	5,619	1,218,814

		11,919,356

GERMANY – 3.30%
Allianz SE Registered	26,445	3,716,408
Commerzbank AGa	48,708	380,099
Deutsche Bank AG Registered	54,095	3,184,646
Deutsche Boerse AG	12,054	916,017
Muenchener Rueckversicherungs- Gesellschaft AG Registered	10,086	1,588,748

		9,785,918

GREECE – 0.15%
National Bank of Greece SA SP ADR	244,770	433,243

		433,243

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

HONG KONG – 2.03%
BOC Hong Kong (Holdings) Ltd.	184,500	$601,306
Cheung Kong (Holdings) Ltd.	123,000	2,005,143
Hang Seng Bank Ltd.	24,600	397,233
Hong Kong Exchanges and Clearing Ltd.[c]	49,200	1,068,988
Sun Hung Kai Properties Ltd.	123,000	1,948,214

		6,020,884

IRELAND – 0.00%
Anglo Irish Bank Corp. Ltd.[a,b]	47,975	7

		7

ITALY – 2.48%
Assicurazioni Generali SpA	79,704	1,728,289
Banca Monte dei Paschi di Siena SpA[a]	199,260	248,979
Banca Popolare di Milano Scrl	23,001	86,563
Banco Popolare SpA	89,667	267,726
Intesa Sanpaolo SpA	555,468	1,645,896
Mediobanca SpA	27,306	279,775
UniCredit SpA	1,126,770	2,788,655
Unione di Banche Italiane ScpA	36,900	315,760

		7,361,643

JAPAN – 5.97%
Chuo Mitsui Trust Holdings Inc.	183,270	652,324
Credit Saison Co. Ltd.	12,300	198,569
Dai-ichi Life Insurance Co. Ltd. (The)	491	743,491
Daiwa House Industry Co. Ltd.	28,000	345,270
Daiwa Securities Group Inc.	123,000	566,916
Mitsubishi Estate Co. Ltd.	69,000	1,171,368
Mitsubishi UFJ Financial Group Inc.	811,800	3,761,236
Mitsui Fudosan Co. Ltd.	43,000	712,343
Mizuho Financial Group Inc.	1,230,000	2,048,021
MS&AD Insurance Group Holdings Inc.	36,900	843,250
NKSJ Holdings Inc.	52,400	343,306
Nomura Holdings Inc.	209,100	1,097,472
ORIX Corp.	6,150	578,047
Promise Co. Ltd.[a]	6,150	43,261
Shinsei Bank Ltd.	123,000	145,439
Sumitomo Mitsui Financial Group Inc.	86,100	2,686,470
Sumitomo Realty & Development
Co. Ltd.	22,000	441,699
Tokio Marine Holdings Inc.	49,200	1,320,232

		17,698,714

NETHERLANDS – 1.21%
AEGON NVa	103,935	779,359

Security	Shares	Value

ING Groep NV CVA[a]	222,407	$2,818,782

		3,598,141

NORWAY – 0.28%
DnB NOR ASA	54,209	831,497

		831,497

PERU – 0.14%
Credicorp Ltd.	3,813	400,098

		400,098

PORTUGAL – 0.14%
Banco Comercial Portugues
SA Registered	266,787	218,072
Banco Espirito Santo SA Registered	45,633	187,150

		405,222

SINGAPORE – 1.42%
DBS Group Holdings Ltd.	123,000	1,428,576
Oversea-Chinese Banking Corp. Ltd.	123,000	934,820
United Overseas Bank Ltd.	123,000	1,834,510

		4,197,906

SOUTH KOREA – 0.81%
KB Financial Group Inc. SP ADR[a]	22,490	1,173,303
Shinhan Financial Group Co. Ltd. SP ADR[a]	13,379	1,211,736

		2,385,039

SPAIN – 3.27%
Banco Bilbao Vizcaya Argentaria SA	258,915	3,145,536
Banco de Sabadell SA	69,126	302,825
Banco Popular Espanol SA	53,997	317,849
Banco Santander SA	496,572	5,772,782
Bankinter SAc	20,295	139,395

		9,678,387

SWEDEN – 1.86%
Investor AB Class B	26,814	651,180
Nordea Bank AB	190,259	2,084,030
Skandinaviska Enskilda Banken AB
Class A	98,843	882,135
Svenska Handelsbanken AB Class A	28,167	924,255
Swedbank AB Class A	56,417	965,861

		5,507,461

SWITZERLAND – 3.95%
Baloise Holding AG Registered	2,952	293,635
Credit Suisse Group AG Registered	58,772	2,507,374
GAM Holding AGa	13,776	262,766

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Julius Baer Group Ltd.	13,125	$571,856
Swiss Life Holding AG Registered[a]	1,845	306,139
Swiss Reinsurance Co. Registered	22,119	1,270,540
UBS AG Registered[a]	224,507	4,044,242
Zurich Financial Services AG Registered	8,732	2,453,951

		11,710,503

UNITED KINGDOM – 9.31%
3i Group PLC	58,179	278,748
Aviva PLC	163,889	1,136,991
Barclays PLC	710,099	3,159,221
British Land Co. PLC	48,708	431,373
Hammerson PLC	40,098	287,245
HSBC Holdings PLC	1,032,235	10,606,117
Land Securities Group PLC	43,665	513,397
Legal & General Group PLC	346,009	638,939
Lloyds Banking Group PLC[a]	2,329,644	2,169,256
London Stock Exchange Group PLC	12,423	165,779
Man Group PLC	106,887	421,311
Old Mutual PLC	319,678	696,902
Provident Financial PLC	6,642	102,209
Prudential PLC	150,530	1,704,728
Resolution Ltd.	85,640	406,202
Royal Bank of Scotland Group PLC[a]	1,007,016	658,430
RSA Insurance Group PLC	195,201	411,460
Schroders PLC	7,257	201,942
SEGRO PLC	40,344	207,912
Standard Chartered PLC	113,160	2,933,072
Standard Life PLC	138,252	458,292

		27,589,526

UNITED STATES – 37.21%
ACE Ltd.	19,434	1,257,380
Aflac Inc.	27,545	1,453,825
Allstate Corp. (The)	31,242	992,871
American Express Co.	61,115	2,762,398
American International Group Inc.[a,c]	8,487	298,233
Ameriprise Financial Inc.	14,510	886,271
Aon Corp.	18,696	990,140
Apartment Investment and Management
Co. Class A	7,370	187,714
Assurant Inc.	6,020	231,830
AvalonBay Communities Inc.	5,043	605,563
Bank of America Corp.	588,678	7,847,078

Security	Shares	Value

Bank of New York Mellon Corp. (The)	71,463	$2,134,600
BB&T Corp.	40,713	1,117,572
Berkshire Hathaway Inc. Class Ba	100,983	8,445,208
Boston Properties Inc.	8,364	793,325
Capital One Financial Corp.	26,441	1,373,874
CB Richard Ellis Group Inc. Class Aa	16,728	446,638
Charles Schwab Corp. (The)	59,286	1,068,927
Chubb Corp. (The)	17,466	1,070,840
Cincinnati Financial Corp.	10,209	334,855
Citigroup Inc.[a]	1,692,372	7,480,284
CME Group Inc.	3,936	1,186,901
Comerica Inc.	10,701	392,941
Discover Financial Services	31,964	770,972
E*TRADE Financial Corp.[a]	11,931	186,482
Equity Residential	16,974	957,503
Federated Investors Inc. Class Bc	5,289	141,481
Fifth Third Bancorp	53,628	744,357
First Horizon National Corp.	15,531	174,103
Franklin Resources Inc.	8,732	1,092,199
Genworth Financial Inc. Class Aa	28,388	382,102
Goldman Sachs Group Inc. (The)	29,753	4,714,958
Hartford Financial Services Group
Inc. (The)	25,830	695,602
HCP Inc.	18,819	713,993
Health Care REIT Inc.	8,856	464,409
Host Hotels & Resorts Inc.	38,966	686,191
Hudson City Bancorp Inc.	28,413	275,038
Huntington Bancshares Inc.	46,863	311,170
IntercontinentalExchange Inc.[a]	4,427	546,912
Invesco Ltd.	27,296	697,686
Janus Capital Group Inc.	10,928	136,272
JPMorgan Chase & Co.	227,407	10,483,463
KeyCorp	51,626	458,439
Kimco Realty Corp.	23,720	435,025
Legg Mason Inc.	9,348	337,369
Leucadia National Corp.	11,439	429,420
Lincoln National Corp.	18,204	546,848
Loews Corp.	18,942	816,211
M&T Bank Corp.	7,011	620,263
Marsh & McLennan Companies Inc.	32,595	971,657
Marshall & Ilsley Corp.	35,178	281,072
MetLife Inc.	61,377	2,745,393
Moody’s Corp.	12,054	408,751

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Morgan Stanley	87,800	$2,398,696
NASDAQ OMX Group Inc. (The)[a]	8,487	219,304
Northern Trust Corp.	14,391	730,343
NYSE Euronext Inc.	15,129	532,087
People’s United Financial Inc.	18,573	233,648
Plum Creek Timber Co. Inc.[c]	9,102	396,938
PNC Financial Services Group Inc. (The)[d]	30,620	1,928,754
Principal Financial Group Inc.	18,689	600,104
Progressive Corp. (The)	39,852	842,073
ProLogis	33,037	527,931
Prudential Financial Inc.	27,429	1,689,078
Public Storage	7,995	886,725
Regions Financial Corp.	73,431	533,109
Simon Property Group Inc.	17,090	1,831,364
SLM Corp.[a]	28,167	430,955
State Street Corp.	29,267	1,315,259
SunTrust Banks Inc.	29,267	844,060
T. Rowe Price Group Inc.	15,371	1,020,942
Torchmark Corp.	4,793	318,639
Travelers Companies Inc. (The)	24,600	1,463,208
U.S. Bancorp	112,028	2,960,900
Unum Group	18,299	480,349
Ventas Inc.[c]	9,348	507,596
Vornado Realty Trust	9,471	828,712
Wells Fargo & Co.	305,711	9,691,039
Weyerhaeuser Co.	31,242	768,553
XL Group PLC	18,683	459,602
Zions Bancorporation[c]	10,578	243,929

		110,268,506

TOTAL COMMON STOCKS
(Cost: $342,881,825)		291,863,793

PREFERRED STOCKS – 0.89%

BRAZIL – 0.89%
Banco Bradesco SA SP ADR	126,803	2,631,162

		2,631,162

TOTAL PREFERRED STOCKS
(Cost: $1,709,295)		2,631,162

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.80%

MONEY MARKET FUNDS – 0.80%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	1,909,028	$1,909,028
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	261,729	261,729
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	203,214	203,214

		2,373,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,373,971)		2,373,971

TOTAL INVESTMENTS IN SECURITIES – 100.19%
(Cost: $346,965,091)		296,868,926

Other Assets, Less Liabilities – (0.19)%		(561,139)

NET ASSETS – 100.00%		$296,307,787

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 99.47%

AUSTRALIA – 1.15%
CSL Ltd.	121,245	$4,480,023
Sonic Healthcare Ltd.	85,137	1,054,772

		5,534,795

BELGIUM – 0.21%
UCB SA	26,019	989,367

		989,367

CANADA – 0.70%
Valeant Pharmaceuticals International Inc.	67,614	3,364,192

		3,364,192

DENMARK – 1.98%
Novo Nordisk A/S Class B	75,402	9,486,063

		9,486,063

FRANCE – 4.29%
Essilor International SA	47,082	3,501,057
Sanofi-Aventis	243,375	17,087,351

		20,588,408

GERMANY – 4.05%
Bayer AG	183,549	14,232,320
Fresenius Medical Care AG & Co. KGaA	42,480	2,856,828
Merck KGaA	14,337	1,295,610
QIAGEN NVa	51,861	1,037,335

		19,422,093

IRELAND – 1.34%
Covidien PLC	109,563	5,690,702
Elan Corp. PLC[a]	105,846	729,251

		6,419,953

JAPAN – 4.22%
Astellas Pharma Inc.	88,535	3,290,152
Daiichi Sankyo Co. Ltd.	141,693	2,745,644
Eisai Co. Ltd.	53,100	1,911,805
Ono Pharmaceutical Co. Ltd.	17,700	873,468
Shionogi & Co. Ltd.	70,800	1,212,176
Taisho Pharmaceutical Co. Ltd.	41,000	890,444
Takeda Pharmaceutical Co. Ltd.	159,300	7,457,577
Terumo Corp.	35,400	1,872,937

		20,254,203

SWITZERLAND – 12.16%
Actelion Ltd. Registered[a]	24,957	1,441,742

Security	Shares	Value

Lonza Group AG Registered	11,859	$998,782
Nobel Biocare Holding AG Registered[a]	27,258	567,298
Novartis AG Registered	588,171	32,030,037
Roche Holding AG Bearer	5,664	931,153
Roche Holding AG Genusschein	155,760	22,337,773

		58,306,785

UNITED KINGDOM – 8.75%
AstraZeneca PLC	308,511	14,158,323
GlaxoSmithKline PLC	1,153,332	21,990,678
Shire PLC	124,431	3,612,159
Smith & Nephew PLC	195,585	2,203,995

		41,965,155

UNITED STATES – 60.62%
Abbott Laboratories	343,557	16,851,471
Aetna Inc.	85,491	3,199,928
Agilent Technologies Inc.[a]	76,482	3,424,864
Allergan Inc.	67,968	4,827,087
AmerisourceBergen Corp.	61,065	2,415,731
Amgen Inc.[a]	207,090	11,068,960
Baxter International Inc.	128,502	6,909,553
Becton, Dickinson and Co.	49,206	3,917,782
Biogen Idec Inc.[a]	53,631	3,935,979
Boston Scientific Corp.[a]	336,654	2,420,542
Bristol-Myers Squibb Co.	378,249	9,997,121
C.R. Bard Inc.	18,939	1,880,832
Cardinal Health Inc.	76,995	3,166,804
CareFusion Corp.[a]	48,675	1,372,635
Celgene Corp.[a]	103,191	5,936,578
Cephalon Inc.[a,b]	16,461	1,247,415
Cerner Corp.[a,b]	15,930	1,771,416
CIGNA Corp.	59,826	2,649,095
Coventry Health Care Inc.[a]	32,745	1,044,238
DaVita Inc.[a]	21,417	1,831,368
DENTSPLY International Inc.	31,152	1,152,312
Edwards Lifesciences Corp.[a]	25,311	2,202,057
Eli Lilly and Co.	226,383	7,961,890
Express Scripts Inc.[a]	117,351	6,525,889
Forest Laboratories Inc.[a]	63,366	2,046,722
Genzyme Corp.[a]	57,879	4,407,486
Gilead Sciences Inc.[a]	176,646	7,496,856
Hospira Inc.[a]	36,639	2,022,473
Humana Inc.[a]	37,170	2,599,670

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Intuitive Surgical Inc.[a]	8,673	$2,892,099
Johnson & Johnson	607,287	35,981,755
Laboratory Corp. of America Holdings[a]	22,302	2,054,683
Life Technologies Corp.[a]	40,179	2,106,183
McKesson Corp.	56,640	4,477,392
Medco Health Solutions Inc.[a]	89,916	5,049,683
Medtronic Inc.	237,534	9,346,963
Merck & Co. Inc.	684,459	22,593,992
Mylan Inc.[a]	96,486	2,187,338
Patterson Companies Inc.	20,178	649,530
PerkinElmer Inc.	25,311	664,920
Pfizer Inc.	1,775,310	36,056,546
Quest Diagnostics Inc.	34,161	1,971,773
St. Jude Medical Inc.	72,393	3,710,865
Stryker Corp.	74,871	4,552,157
Tenet Healthcare Corp.[a]	109,740	817,563
Thermo Fisher Scientific Inc.[a]	86,907	4,827,684
UnitedHealth Group Inc.	242,844	10,976,549
Varian Medical Systems Inc.[a]	26,727	1,807,814
Waters Corp.[a]	20,355	1,768,849
Watson Pharmaceuticals Inc.[a]	27,966	1,566,376
WellPoint Inc.	83,367	5,818,183
Zimmer Holdings Inc.[a]	42,834	2,592,742

		290,756,393

TOTAL COMMON STOCKS
(Cost: $518,667,820)		477,087,407

SHORT-TERM INVESTMENTS – 0.57%

MONEY MARKET FUNDS – 0.57%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	2,192,351	2,192,351
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	300,573	300,573
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	240,959	240,959

		2,733,883

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,733,883)		2,733,883

Value

TOTAL INVESTMENTS IN SECURITIES – 100.04%
(Cost: $521,401,703)	$479,821,290

Other Assets, Less Liabilities – (0.04)%	(198,157)

NET ASSETS – 100.00%	$479,623,133

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 99.63%

AUSTRALIA – 1.82%
Asciano Group	305,606	$549,914
Brambles Ltd.	140,851	1,031,280
Leighton Holdings Ltd.	16,683	508,783
MAp Group	161,352	507,261
Qantas Airways Ltd.[a]	217,958	491,374
Toll Holdings Ltd.	72,542	444,864
Transurban Group	146,412	813,082

		4,346,558

BRAZIL – 0.24%
Embraer SA SP ADR	17,015	573,405

		573,405

CANADA – 2.31%
Bombardier Inc. Class B	131,057	960,613
Canadian National Railway Co.	38,761	2,914,795
Canadian Pacific Railway Ltd.	13,944	893,334
SNC-Lavalin Group Inc.	13,363	758,851

		5,527,593

CHILE – 0.36%
LAN Airlines SA SP ADR[b]	33,947	868,704

		868,704

DENMARK – 0.68%
A.P. Moller – Maersk A/S Class B	88	828,899
Vestas Wind Systems A/Sa	18,177	789,477

		1,618,376

FINLAND – 0.88%
Kone OYJ Class B	15,770	908,596
Metso OYJ	12,035	647,972
Wartsila OYJ Class B	13,778	538,668

		2,095,236

FRANCE – 6.28%
Air France-KLM[a]	11,205	186,837
ALSTOM	18,011	1,066,466
Bouygues SA	19,671	945,904
Compagnie de Saint-Gobain	38,346	2,351,078
Edenred SAa	12,964	391,769
European Aeronautic Defence and Space
Co. NVa	35,939	1,047,561
Safran SA	18,509	655,077
Schneider Electric SA	23,489	4,019,989

Security	Shares	Value

Thales SA	7,221	$288,411
Vallourec SA	9,545	1,072,247
Vinci SA	47,891	2,996,789

		15,022,128

GERMANY – 5.48%
Deutsche Lufthansa AG Registered[a]	17,430	369,911
Deutsche Post AG Registered	74,036	1,336,420
Hochtief AG	4,814	518,514
MAN SE	9,296	1,160,892
Siemens AG Registered	70,882	9,727,928

		13,113,665

HONG KONG – 0.90%
Hutchison Whampoa Ltd.	182,000	2,155,023

		2,155,023

IRELAND – 0.10%
Ryanair Holdings PLC SP ADR	8,359	232,380

		232,380

ITALY – 0.84%
Atlantia SpA	24,630	565,181
Fiat Industrial SpA[a]	68,060	978,395
Finmeccanica SpA	37,101	467,532

		2,011,108

JAPAN – 15.02%
All Nippon Airways Co. Ltd.[b]	166,000	496,718
Asahi Glass Co. Ltd.	83,000	1,047,514
Central Japan Railway Co.	166	1,319,908
Dai Nippon Printing Co. Ltd.	39,000	476,677
Daikin Industries Ltd.	24,900	748,382
East Japan Railway Co.	27,900	1,556,920
Fanuc Ltd.	16,600	2,521,646
Furukawa Electric Co. Ltd.	83,000	336,486
ITOCHU Corp.	124,500	1,308,392
JS Group Corp.	24,900	648,938
Kajima Corp.	83,000	233,337
Kawasaki Heavy Industries Ltd.	166,000	733,060
Kintetsu Corp.[b]	83,000	267,387
Komatsu Ltd.	74,700	2,546,181
Kubota Corp.	83,000	785,135
Marubeni Corp.	166,000	1,199,735
Mitsubishi Corp.	124,500	3,468,515
Mitsubishi Electric Corp.	166,000	1,966,844

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Mitsubishi Heavy Industries Ltd.	332,000	$1,530,212
Mitsui & Co. Ltd.	149,400	2,687,686
Mitsui O.S.K. Lines Ltd.	88,000	508,591
NGK Insulators Ltd.	12,000	215,299
Nidec Corp.	8,300	721,042
Nippon Express Co. Ltd.	83,000	319,462
Nippon Yusen K.K.	115,000	450,953
NSK Ltd.	21,000	181,672
Obayashi Corp.	83,000	370,536
Odakyu Electric Railway Co. Ltd.	83,000	702,015
Secom Co. Ltd.	16,600	774,119
Shimizu Corp.	83,000	370,536
SMC Corp.	8,300	1,370,982
Sumitomo Corp.	99,600	1,428,866
Sumitomo Electric Industries Ltd.	66,400	922,133
Taisei Corp.	83,000	205,297
Tokyu Corp.	83,000	345,500
Toppan Printing Co. Ltd.	31,000	245,367
TOTO Ltd.	7,000	56,503
West Japan Railway Co.	83	321,465
Yamato Holdings Co. Ltd.	33,200	516,747

		35,906,758

MEXICO – 0.27%
Alfa SAB de CV Series Aa	49,800	648,051

		648,051

NETHERLANDS – 1.74%
Koninklijke Philips Electronics NVa	86,818	2,778,853
Randstad Holding NVa	9,462	527,702
TNT NV	32,951	846,370

		4,152,925

NORWAY – 0.33%
Orkla ASA	80,510	780,103

		780,103

PORTUGAL – 0.05%
BRISA – Auto-estradas de Portugal SA	19,754	133,801

		133,801

SINGAPORE – 0.86%
Keppel Corp. Ltd.[b]	118,000	1,151,448
Singapore Airlines Ltd.[b]	83,667	908,024

		2,059,472

Security	Shares	Value

SPAIN – 0.92%
Abertis Infraestructuras SA	25,896	$563,362
Actividades de Construcciones y
Servicios SA	15,604	732,511
Ferrovial SA	37,267	468,038
Gamesa Corporacion Tecnologica SAa	19,671	204,702
International Consolidated Airlines Group
SA London[a]	64,267	233,848

		2,202,461

SWEDEN – 4.46%
Alfa Laval AB	33,034	717,926
Assa Abloy AB Class B	29,382	845,354
Atlas Copco AB Class A	64,076	1,704,387
Sandvik AB	95,284	1,798,923
Scania AB Class B	30,129	698,731
Securitas AB Class B	25,813	307,502
Skanska AB Class B	36,603	771,121
SKF AB Class B	38,180	1,112,403
Volvo AB Class Aa	49,551	868,737
Volvo AB Class Ba	105,161	1,850,369

		10,675,453

SWITZERLAND – 3.13%
ABB Ltd. Registered[a]	196,710	4,743,316
Adecco SA Registered	11,952	789,092
Geberit AG Registered	3,225	705,034
Kuehne & Nagel International AG Registered	3,569	501,302
SGS SA Registered	415	741,679

		7,480,423

UNITED KINGDOM – 4.16%
Aggreko PLC	23,738	599,681
BAE Systems PLC	279,378	1,454,996
Bunzl PLC	25,481	304,089
Capita Group PLC	47,476	565,435
Cobham PLC	92,794	342,409
Cookson Group PLC[a]	26,809	296,302
Experian PLC	82,834	1,025,052
FirstGroup PLC	36,686	191,883
G4S PLC	101,177	414,212
Hays PLC	114,789	213,993
IMI PLC	29,382	485,108
Invensys PLC	72,210	399,565

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Rentokil Initial PLC[a]	142,179	$205,115
Rolls-Royce Group PLC[a]	160,024	1,587,799
Serco Group PLC	37,682	337,045
Smiths Group PLC	32,121	667,804
Wolseley PLC[a]	25,398	854,539

		9,945,027

UNITED STATES – 48.80%
3M Co.	60,756	5,680,686
Avery Dennison Corp.	9,462	397,026
Boeing Co. (The)	63,246	4,675,777
C.H. Robinson Worldwide Inc.	13,695	1,015,210
Caterpillar Inc.	55,278	6,155,205
Cintas Corp.	9,711	293,952
CSX Corp.	31,955	2,511,663
Cummins Inc.	17,679	1,937,972
Danaher Corp.	45,982	2,386,466
Deere & Co.	36,935	3,578,632
Dover Corp.	16,932	1,113,110
Dun & Bradstreet Corp. (The)	3,652	293,037
Eaton Corp.	30,046	1,665,750
Emerson Electric Co.	64,989	3,797,307
Equifax Inc.	9,628	374,048
Expeditors International of
Washington Inc.	17,596	882,263
Fastenal Co.[b]	13,031	844,800
FedEx Corp.	26,228	2,453,629
Flowserve Corp.	5,229	673,495
Fluor Corp.	15,936	1,173,846
General Dynamics Corp.	31,955	2,446,475
General Electric Co.	911,008	18,265,710
Goodrich Corp.	10,956	937,067
Honeywell International Inc.	66,815	3,989,524
Illinois Tool Works Inc.	42,496	2,282,885
Ingersoll-Rand PLC	28,718	1,387,367
Iron Mountain Inc.	16,932	528,786
ITT Corp.	15,438	927,052
Jacobs Engineering Group Inc.[a]	11,288	580,542
Joy Global Inc.	9,296	918,538
L-3 Communications Holdings Inc.	9,047	708,471
Lockheed Martin Corp.	24,153	1,941,901
Masco Corp.	33,034	459,833
Norfolk Southern Corp.	30,876	2,138,781

Security	Shares	Value

Northrop Grumman Corp.	24,485	$1,535,454
PACCAR Inc.	32,453	1,698,915
Pall Corp.	10,707	616,830
Parker Hannifin Corp.	14,608	1,383,085
Pitney Bowes Inc.	16,351	420,057
Precision Castparts Corp.	12,450	1,832,391
Quanta Services Inc.[a]	19,505	437,497
R.R. Donnelley & Sons Co.	18,343	347,050
Raytheon Co.	29,797	1,515,773
Republic Services Inc.	25,564	767,943
Robert Half International Inc.	13,114	401,288
Rockwell Automation Inc.	12,782	1,209,816
Rockwell Collins Inc.	13,446	871,704
Roper Industries Inc.	8,632	746,323
Ryder System Inc.	4,482	226,789
Snap-on Inc.	5,644	338,979
Southwest Airlines Co.	53,037	669,857
Stericycle Inc.[a]	7,138	632,927
Textron Inc.	25,066	686,558
Tyco International Ltd.	42,330	1,895,114
Union Pacific Corp.	41,583	4,088,856
United Parcel Service Inc. Class B	82,751	6,150,054
United Technologies Corp.	78,269	6,625,471
W.W. Grainger Inc.	5,312	731,356
Waste Management Inc.	38,595	1,441,137

		116,688,030

TOTAL COMMON STOCKS
(Cost: $211,924,070)		238,236,680

SHORT-TERM INVESTMENTS – 1.27%

MONEY MARKET FUNDS – 1.27%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	2,521,660	2,521,660
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	345,721	345,721

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	165,651	$165,651

		3,033,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,033,032)		3,033,032

TOTAL INVESTMENTS IN SECURITIES – 100.90%
(Cost: $214,957,102)		241,269,712

Other Assets, Less Liabilities – (0.90)%		(2,152,426)

NET ASSETS – 100.00%		$239,117,286

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 96.05%

AUSTRALIA – 13.44%
Alumina Ltd.	986,496	$2,509,654
Amcor Ltd.	501,312	3,660,128
BHP Billiton Ltd.	1,353,856	65,188,179
BlueScope Steel Ltd.	589,568	1,204,161
Fortescue Metals Group Ltd.	436,800	2,895,503
Incitec Pivot Ltd.	696,192	3,117,456
Newcrest Mining Ltd.	308,448	12,701,840
OneSteel Ltd.	368,032	928,664
Orica Ltd.	158,144	4,312,670
Rio Tinto Ltd.	175,616	15,391,721

		111,909,976

AUSTRIA – 0.22%
voestalpine AG	39,872	1,874,573

		1,874,573

BELGIUM – 0.66%
Solvay SA	24,416	2,896,289
Umicore	52,126	2,588,650

		5,484,939

BRAZIL – 0.80%
Companhia Siderurgica Nacional SA
SP ADR	325,024	5,414,900
Fibria Celulose SA SP ADR[a,b]	74,144	1,217,444

		6,632,344

CANADA – 12.08%
Agnico-Eagle Mines Ltd.	66,080	4,378,161
Agrium Inc.	66,752	6,143,723
Barrick Gold Corp.	396,928	20,561,503
Eldorado Gold Corp.	222,656	3,618,804
First Quantum Minerals Ltd.	33,376	4,303,282
Goldcorp Inc.	320,097	15,906,954
IAMGOLD Corp.	140,896	3,095,294
Inmet Mining Corp.	19,712	1,381,005
Kinross Gold Corp.	433,888	6,815,532
Potash Corp. of Saskatchewan Inc.	349,440	20,544,306
Teck Resources Ltd. Class B	194,656	10,283,600
Yamana Gold Inc.	290,976	3,583,544

		100,615,708

Security	Shares	Value

CHILE – 0.59%
Sociedad Quimica y Minera de Chile SA
Series B SP ADR	88,203	$4,874,098

		4,874,098

DENMARK – 0.38%
Novozymes A/S Class B	20,608	3,159,389

		3,159,389

FINLAND – 0.87%
Stora Enso OYJ Class R	248,864	2,968,334
UPM-Kymmene OYJ[a]	202,272	4,282,699

		7,251,033

FRANCE – 4.02%
Aperam	16,128	648,853
ArcelorMittal	352,576	12,771,193
L’Air Liquide SA	118,720	15,796,267
Lafarge SA	67,872	4,239,400

		33,455,713

GERMANY – 7.02%
BASF SE	376,768	32,630,998
HeidelbergCement AG	56,224	3,932,326
K+S AG	62,720	4,741,347
Linde AG	69,664	11,017,967
Salzgitter AG	11,872	938,409
ThyssenKrupp AG	127,904	5,232,892

		58,493,939

IRELAND – 0.77%
CRH PLC	279,552	6,418,804

		6,418,804

JAPAN – 7.07%
Asahi Kasei Corp.	448,000	3,032,433
JFE Holdings Inc.	179,200	5,262,703
JSR Corp.	89,600	1,804,324
Kobe Steel Ltd.	672,000	1,751,351
Kuraray Co. Ltd.	156,800	2,028,108
Mitsubishi Chemical Holdings Corp.	560,000	3,533,784
Mitsubishi Materials Corp.	448,000	1,524,324
Mitsui Chemicals Inc.	448,000	1,589,189
Mitsui Mining & Smelting Co. Ltd.	224,000	781,081
Nippon Paper Group Inc.	44,800	957,838
Nippon Steel Corp.	2,016,000	6,470,270
Nitto Denko Corp.	67,200	3,575,676

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Oji Paper Co. Ltd.	448,000	$2,135,135
Shin-Etsu Chemical Co. Ltd.	156,800	7,822,973
Sumitomo Chemical Co. Ltd.	672,000	3,364,865
Sumitomo Metal Industries Ltd.	1,344,000	3,016,216
Sumitomo Metal Mining Co. Ltd.	224,000	3,867,568
Teijin Ltd.	448,000	2,010,811
Toray Industries Inc.	448,000	3,270,270
Toyo Seikan Kaisha Ltd.	67,200	1,105,946

		58,904,865

MEXICO – 0.44%
Cemex SAB de CV CPO[a]	4,100,180	3,660,368

		3,660,368

NETHERLANDS – 1.42%
Akzo Nobel NV	100,576	6,919,424
Koninklijke DSM NV	80,192	4,933,819

		11,853,243

NORWAY – 0.87%
Norsk Hydro ASA	383,040	3,140,904
Yara International ASA	81,760	4,141,393

		7,282,297

PERU – 0.84%
Compania de Minas Buenaventura SA
SP ADR	95,648	4,109,994
Southern Copper Corp.	71,680	2,886,554

		6,996,548

PORTUGAL – 0.14%
CIMPOR – Cimentos de Portugal
SGPS SA	158,592	1,150,946

		1,150,946

SOUTH KOREA – 1.69%
POSCO SP ADR[b]	122,976	14,054,927

		14,054,927

SPAIN – 0.10%
Acerinox SA	40,096	792,336

		792,336

SWEDEN – 1.01%
Boliden AB	129,696	2,796,059
Holmen AB Class B	15,680	542,352
SSAB AB Class Aa	62,720	993,733
Svenska Cellulosa AB Class B	254,464	4,098,272

		8,430,416

Security	Shares	Value

SWITZERLAND – 3.25%
Clariant AG Registered[a]	112,448	$2,036,687
Givaudan SA Registered[a]	3,808	3,844,005
Holcim Ltd. Registered	105,463	7,977,307
Syngenta AG Registered	40,544	13,228,818

		27,086,817

TAIWAN – 1.35%
China Steel Corp. SP GDR	472,239	11,258,178

		11,258,178

UNITED KINGDOM – 15.59%
Anglo American PLC	528,864	27,187,094
BHP Billiton PLC	895,104	35,296,239
Johnson Matthey PLC	95,424	2,845,053
Lonmin PLC	59,808	1,632,653
Rexam PLC	301,504	1,756,296
Rio Tinto PLC	612,192	42,971,688
Xstrata PLC	777,952	18,169,048

		129,858,071

UNITED STATES – 21.43%
Air Products and Chemicals Inc.	93,184	8,403,333
Airgas Inc.	28,896	1,919,272
AK Steel Holding Corp.	31,136	491,326
Alcoa Inc.	400,288	7,065,083
Allegheny Technologies Inc.	35,392	2,396,746
Ball Corp.	79,072	2,834,731
Bemis Co. Inc.	31,136	1,021,572
CF Industries Holdings Inc.	26,656	3,646,274
Cliffs Natural Resources Inc.	47,488	4,667,121
Dow Chemical Co. (The)	460,544	17,385,536
E.I. du Pont de Nemours and Co.	377,216	20,735,563
Eastman Chemical Co.	32,928	3,270,409
Ecolab Inc.	94,976	4,845,676
FMC Corp.	25,760	2,187,797
Freeport-McMoRan Copper &
Gold Inc.	368,256	20,456,621
International Flavors & Fragrances Inc.	31,136	1,939,773
International Paper Co.	166,656	5,029,678
MeadWestvaco Corp.	64,064	1,943,061
Monsanto Co.	219,072	15,830,143
Newmont Mining Corp.	204,512	11,162,265
Nucor Corp.	117,376	5,401,644
Owens-Illinois Inc.[a]	55,552	1,677,115
PPG Industries Inc.	74,144	7,059,250

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Praxair Inc.	131,264	$13,336,422
Sealed Air Corp.	62,496	1,666,143
Sherwin-Williams Co. (The)	34,944	2,934,947
Sigma-Aldrich Corp.	53,984	3,435,542
Titanium Metals Corp.[a]	41,440	769,955
United States Steel Corp.	53,536	2,887,732
Vulcan Materials Co.[b]	45,696	2,083,738

		178,484,468

TOTAL COMMON STOCKS
(Cost: $711,798,584)		799,983,996

PREFERRED STOCKS – 3.49%

BRAZIL – 3.49%
Gerdau SA SP ADR	275,296	3,441,200
Vale SA Class A SP ADR	868,000	25,623,360

		29,064,560

TOTAL PREFERRED STOCKS
(Cost: $25,937,878)		29,064,560

SHORT-TERM INVESTMENTS – 0.61%

MONEY MARKET FUNDS – 0.61%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	4,159,032	4,159,032
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	570,206	570,206
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	356,157	356,157

		5,085,395

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,085,395)		5,085,395

TOTAL INVESTMENTS IN SECURITIES – 100.15%
(Cost: $742,821,857)		834,133,951
Other Assets, Less Liabilities – (0.15)%		(1,267,636)

NET ASSETS – 100.00%		$832,866,315

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 99.80%

AUSTRALIA – 0.16%
Computershare Ltd.	100,230	$959,825

		959,825

CANADA – 0.91%
Research In Motion Ltd.[a]	98,865	5,572,622

		5,572,622

FINLAND – 1.11%
Nokia OYJ	786,045	6,731,900

		6,731,900

FRANCE – 1.10%
Alcatel-Lucent[a]	510,120	2,932,564
Cap Gemini SA	32,370	1,882,698
Dassault Systemes SA	11,310	870,393
STMicroelectronics NV	83,661	1,037,642

		6,723,297

GERMANY – 2.26%
Infineon Technologies AG	239,858	2,462,667
SAP AG	184,665	11,320,910

		13,783,577

JAPAN – 8.58%
Advantest Corp.	39,000	704,899
Canon Inc.	234,000	10,220,560
FUJIFILM Holdings Corp.	97,500	3,030,405
Fujitsu Ltd.	390,000	2,211,631
Hirose Electric Co. Ltd.	4,200	454,054
Hitachi Ltd.	975,000	5,093,810
Hoya Corp.	78,000	1,786,245
Keyence Corp.	4,400	1,130,261
Konica Minolta Holdings Inc.	97,500	819,951
Kyocera Corp.	39,000	3,966,820
Murata Manufacturing Co. Ltd.	39,000	2,818,653
NEC Corp.[a]	386,000	842,978
Nintendo Co. Ltd.	21,300	5,774,747
NTT Data Corp.	390	1,209,809
Ricoh Co. Ltd.	195,000	2,296,332
Rohm Co. Ltd.	19,500	1,225,808
TDK Corp.	23,700	1,405,472
Tokyo Electron Ltd.	39,000	2,157,517
Toshiba Corp.	780,000	3,830,357

Security	Shares	Value

Yahoo! Japan Corp.	3,705	$1,330,367

		52,310,676

NETHERLANDS – 0.77%
ASML Holding NVa	90,200	3,980,887
STMicroelectronics NV	56,745	707,831

		4,688,718

NORWAY – 0.08%
Renewable Energy Corp. ASA[a]	132,210	463,903

		463,903

SOUTH KOREA – 4.30%
Samsung Electronics Co. Ltd.
SP GDR[b,c]	61,425	26,173,192

		26,173,192

SWEDEN – 1.34%
Telefonaktiebolaget LM Ericsson
Class B	631,020	8,142,323

		8,142,323

TAIWAN – 4.59%
AU Optronics Corp. SP ADR[a]	273,000	2,396,940
Hon Hai Precision Industry Co. Ltd.
SP GDR[b,c]	1,027,066	7,312,710
Taiwan Semiconductor Manufacturing Co.
Ltd. SP ADR	1,268,475	15,450,026
United Microelectronics Corp.
SP ADR[b]	1,025,310	2,799,096

		27,958,772

UNITED KINGDOM – 0.88%
ARM Holdings PLC	325,650	3,001,503
Logica PLC	327,405	687,506
Misys PLC[a]	97,089	492,098
Sage Group PLC (The)	268,125	1,195,248

		5,376,355

UNITED STATES – 73.72%
Adobe Systems Inc.[a]	106,665	3,537,011
Advanced Micro Devices Inc.[a]	119,925	1,031,355
Akamai Technologies Inc.[a]	39,975	1,519,050
Altera Corp.	67,665	2,978,613
Amphenol Corp. Class A	31,785	1,728,786
Analog Devices Inc.	60,060	2,365,163
Apple Inc.[a]	189,345	65,977,265
Applied Materials Inc.	265,200	4,142,424
Autodesk Inc.[a]	48,555	2,141,761
Automatic Data Processing Inc.	101,790	5,222,845
BMC Software Inc.[a]	39,780	1,978,657

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Broadcom Corp. Class A	92,040	$3,624,535
CA Inc.	80,145	1,937,906
Cisco Systems Inc.	1,147,770	19,684,256
Citrix Systems Inc.[a]	40,755	2,993,862
Cognizant Technology Solutions Corp.
Class Aa	63,375	5,158,725
Computer Sciences Corp.	27,495	1,339,831
Compuware Corp.[a]	58,305	673,423
Corning Inc.	317,655	6,553,223
Dell Inc.[a]	329,745	4,784,600
eBay Inc.[a]	233,610	7,251,254
Electronic Arts Inc.[a]	66,690	1,302,456
EMC Corp.[a]	417,885	11,094,847
F5 Networks Inc.[a]	18,135	1,860,107
Fidelity National Information
Services Inc.	54,990	1,797,623
First Solar Inc.[a,b]	10,335	1,662,281
Fiserv Inc.[a]	30,030	1,883,482
FLIR Systems Inc.	30,030	1,039,338
Google Inc. Class Aa	51,480	30,178,091
Harris Corp.	24,960	1,238,016
Hewlett-Packard Co.	439,920	18,023,522
Intel Corp.	1,115,790	22,505,484
International Business Machines Corp.	253,890	41,401,842
Intuit Inc.[a]	66,300	3,520,530
Jabil Circuit Inc.	38,220	780,835
JDS Uniphase Corp.[a]	53,820	1,121,609
Juniper Networks Inc.[a]	110,175	4,636,164
KLA-Tencor Corp.	34,125	1,616,501
Lexmark International Inc. Class Aa	13,650	505,596
Linear Technology Corp.	45,435	1,527,979
LSI Corp.[a]	133,575	908,310
MasterCard Inc. Class A	20,199	5,084,492
MEMC Electronic Materials Inc.[a]	43,095	558,511
Microchip Technology Inc.	40,755	1,549,098
Micron Technology Inc.[a]	162,435	1,861,505
Microsoft Corp.	1,523,925	38,646,738
Molex Inc.[b]	26,520	666,182
Monster Worldwide Inc.[a,b]	29,055	461,975
Motorola Mobility Holdings Inc.[a]	62,010	1,513,044
Motorola Solutions Inc.[a]	67,944	3,036,417
National Semiconductor Corp.	38,415	550,871
NetApp Inc.[a]	72,345	3,485,582
Novell Inc.[a]	83,655	496,074

Security	Shares	Value

Novellus Systems Inc.[a]	24,570	$912,284
NVIDIA Corp.[a]	117,195	2,163,420
Oracle Corp.	796,770	26,588,215
Paychex Inc.	66,300	2,079,168
QUALCOMM Inc.	340,860	18,689,354
Red Hat Inc.[a]	38,805	1,761,359
SAIC Inc.[a,b]	47,970	811,652
Salesforce.com Inc.[a]	25,350	3,386,253
SanDisk Corp.[a]	48,555	2,237,900
Symantec Corp.[a]	159,900	2,964,546
Tellabs Inc.	77,415	405,655
Teradata Corp.[a]	35,685	1,809,230
Teradyne Inc.[a]	35,880	639,023
Texas Instruments Inc.	246,675	8,525,088
Total System Services Inc.	31,005	558,710
VeriSign Inc.	43,875	1,588,714
Visa Inc. Class A	99,992	7,361,411
Western Digital Corp.[a]	44,850	1,672,457
Western Union Co.	133,185	2,766,253
Xerox Corp.	276,900	2,948,985
Xilinx Inc.	57,915	1,899,612
Yahoo! Inc.[a]	260,325	4,334,411

		449,243,347

TOTAL COMMON STOCKS
(Cost: $580,387,816)		608,128,507

SHORT-TERM INVESTMENTS – 1.72%

MONEY MARKET FUNDS – 1.72%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	8,976,540	8,976,540
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	1,230,689	1,230,689
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	288,833	288,833

		10,496,062

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,496,062)		10,496,062

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2011

Value

TOTAL INVESTMENTS IN SECURITIES – 101.52%
(Cost: $590,883,878)	$618,624,569

Other Assets, Less Liabilities – (1.52)%	(9,249,837)

NET ASSETS – 100.00%	$609,374,732

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 99.28%

AUSTRALIA – 2.76%
Telstra Corp. Ltd.	4,050,182	$11,811,554

		11,811,554

AUSTRIA – 0.40%
Telekom Austria AG	116,760	1,709,963

		1,709,963

BELGIUM – 0.55%
Belgacom SA	60,743	2,356,288

		2,356,288

CANADA – 5.18%
BCE Inc.	277,166	10,035,247
Rogers Communications Inc.
Class B	167,912	6,082,980
TELUS Corp.	118,854	6,056,636

		22,174,863

CHINA – 4.04%
China Mobile Ltd.	1,876,500	17,285,648

		17,285,648

FRANCE – 3.73%
France Telecom SA	710,985	15,951,638

		15,951,638

GERMANY – 3.95%
Deutsche Telekom AG Registered	1,096,432	16,913,139

		16,913,139

GREECE – 0.24%
Hellenic Telecommunications
Organization SA SP ADR[a]	185,565	1,015,041

		1,015,041

ITALY – 1.31%
Telecom Italia SpA	3,635,267	5,597,306

		5,597,306

JAPAN – 7.76%
Nippon Telegraph and
Telephone Corp.	264,300	11,910,720
NTT DoCoMo Inc.	5,143	9,072,232
SoftBank Corp.	305,800	12,249,711

		33,232,663

MEXICO – 5.54%
America Movil SAB de CV
Series L	4,041,400	11,716,318

Security	Shares	Value

America Movil SAB de CV Series L
SP ADR	170,414	$9,901,053
Telefonos de Mexico SAB de CV
Series L	2,098,900	1,924,877
Telefonos de Mexico SAB de CV
Series L SP ADR	9,591	175,132

		23,717,380

NETHERLANDS – 2.32%
Koninklijke KPN NV	582,271	9,932,135

		9,932,135

NORWAY – 1.05%
Telenor ASA	274,525	4,516,071

		4,516,071

PORTUGAL – 0.84%
Portugal Telecom SGPS
SA Registered	67,415	779,125
Portugal Telecom SGPS
SA SP ADR	244,084	2,838,697

		3,617,822

SINGAPORE – 1.48%
Singapore Telecommunications Ltd.[a]	2,641,550	6,328,823

		6,328,823

SPAIN – 8.28%
Telefonica SA	1,415,020	35,472,288

		35,472,288

SWEDEN – 2.24%
Tele2 AB Class B	111,200	2,570,059
TeliaSonera AB	811,621	7,018,250

		9,588,309

SWITZERLAND – 0.89%
Swisscom AG Registered	5,112	2,288,205
Swisscom AG SP ADR	33,916	1,512,653

		3,800,858

TAIWAN – 1.03%
Chunghwa Telecom Co. Ltd.
SP ADR	141,892	4,421,355

		4,421,355

UNITED KINGDOM – 14.71%
BT Group PLC	2,830,040	8,419,579
Cable & Wireless
Communications PLC	1,056,261	771,391
Cable & Wireless Worldwide PLC	1,001,356	841,887
Vodafone Group PLC	18,720,806	52,965,012

		62,997,869

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

UNITED STATES – 30.98%
American Tower Corp. Class Ab	150,537	$7,800,827
AT&T Inc.	2,108,769	64,528,331
CenturyLink Inc.	120,652	5,013,091
Frontier Communications Corp.	390,451	3,209,507
MetroPCS Communications Inc.[b]	100,775	1,636,586
Qwest Communications
International Inc.	627,368	4,284,923
Sprint Nextel Corp.[b]	1,098,378	5,096,474
Verizon Communications Inc.	999,549	38,522,619
Windstream Corp.	196,685	2,531,336

		132,623,694

TOTAL COMMON STOCKS
(Cost: $447,613,619)		425,064,707

PREFERRED STOCKS – 0.44%

BRAZIL – 0.44%
Tele Norte Leste Participacoes SA
SP ADR	106,752	1,871,362

		1,871,362

TOTAL PREFERRED STOCKS
(Cost: $1,831,299)		1,871,362

SHORT-TERM INVESTMENTS – 0.52%

MONEY MARKET FUNDS – 0.52%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	1,591,746	1,591,746
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	218,229	218,229
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	436,086	436,086

		2,246,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,246,061)		2,246,061

Value

TOTAL INVESTMENTS IN SECURITIES – 100.24%
(Cost: $451,690,979)	$429,182,130

Other Assets, Less Liabilities – (0.24)%	(1,031,634)

NET ASSETS – 100.00%	$428,150,496

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 98.45%

AUSTRALIA – 0.71%
AGL Energy Ltd.	121,212	$1,793,778

		1,793,778

BRAZIL – 0.48%
Centrais Eletricas Brasileiras
SA SP ADR[a]	77,811	1,206,849

		1,206,849

CANADA – 1.10%
Fortis Inc.	46,287	1,575,971
TransAlta Corp.	58,519	1,229,636

		2,805,607

CHILE – 1.20%
Empresa Nacional de Electricidad SA
SP ADR[a]	29,082	1,617,541
Enersis SA SP ADR	68,376	1,423,588

		3,041,129

FINLAND – 1.55%
Fortum OYJ[b]	115,884	3,940,245

		3,940,245

FRANCE – 9.59%
Electricite de France	76,035	3,152,875
GDF Suez	380,952	15,542,508
Suez Environnement SA	74,592	1,545,461
Veolia Environnement	132,090	4,112,629

		24,353,473

GERMANY – 9.11%
E.ON AG	530,247	16,215,804
RWE AG	108,780	6,938,146

		23,153,950

HONG KONG – 3.56%
CLP Holdings Ltd.[a]	510,500	4,128,262
Hong Kong and China Gas Co.
Ltd. (The)	1,110,805	2,664,835
Hongkong Electric Holdings Ltd.	337,000	2,252,964

		9,046,061

ITALY – 5.94%
Enel SpA	1,713,285	10,814,523
Snam Rete Gas SpA	472,749	2,660,702
Terna SpA	338,550	1,622,914

		15,098,139

Security	Shares	Value

JAPAN – 6.68%
Chubu Electric Power Co. Inc.	166,500	$3,716,518
Kansai Electric Power Co. Inc. (The)	188,700	4,123,259
Kyushu Electric Power Co. Inc.	111,000	2,176,339
Osaka Gas Co. Ltd.	476,000	1,906,757
Tokyo Electric Power Co. Inc. (The)	355,400	1,998,267
Tokyo Gas Co. Ltd.	666,000	3,053,572

		16,974,712

PORTUGAL – 1.13%
Energias de Portugal SA	736,707	2,872,926

		2,872,926

SOUTH KOREA – 0.66%
Korea Electric Power Corp.
SP ADR[b]	136,752	1,673,844

		1,673,844

SPAIN – 6.09%
Acciona SA	6,882	748,876
Enagas SA	50,394	1,138,505
Gas Natural SDG SA	77,256	1,453,198
Iberdrola Renovables SA	222,888	963,135
Iberdrola SA	1,096,014	9,543,648
Red Electrica Corporacion SA	28,638	1,629,671

		15,477,033

UNITED KINGDOM – 10.52%
Centrica PLC	1,365,633	7,120,949
Drax Group PLC	96,126	610,947
International Power PLC	404,595	1,997,520
National Grid PLC	926,295	8,819,736
Scottish & Southern Energy PLC	246,864	4,989,909
Severn Trent PLC	62,826	1,471,328
United Utilities Group PLC	180,597	1,712,321

		26,722,710

UNITED STATES – 40.13%
AES Corp. (The)[b]	175,491	2,281,383
Ameren Corp.	63,714	1,788,452
American Electric Power Co. Inc.	127,428	4,477,820
CenterPoint Energy Inc.	112,443	1,974,499
CMS Energy Corp.	66,260	1,301,346
Consolidated Edison Inc.	77,367	3,924,054
Constellation Energy Group Inc.	52,947	1,648,240
Dominion Resources Inc.	153,846	6,876,916
DTE Energy Co.	44,844	2,195,562

64	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2011

Security	Shares	Value

Duke Energy Corp.	352,203	$6,392,485
Edison International	86,358	3,159,839
Entergy Corp.	47,397	3,185,552
Exelon Corp.	175,491	7,237,249
FirstEnergy Corp.	110,778	4,108,756
Integrys Energy Group Inc.	20,693	1,045,204
NextEra Energy Inc.	111,555	6,148,912
Nicor Inc.	12,099	649,716
NiSource Inc.	74,164	1,422,466
Northeast Utilities	46,731	1,616,893
NRG Energy Inc.[b]	65,601	1,413,046
ONEOK Inc.	28,305	1,893,038
Pepco Holdings Inc.	59,896	1,117,060
PG&E Corp.	104,895	4,634,261
Pinnacle West Capital Corp.	28,910	1,237,059
PPL Corp.	128,316	3,246,395
Progress Energy Inc.	77,811	3,590,200
Public Service Enterprise Group Inc.	134,088	4,225,113
SCANA Corp.	30,192	1,188,659
Sempra Energy	63,714	3,408,699
Southern Co.	224,109	8,540,794
TECO Energy Inc.	57,111	1,071,402
Wisconsin Energy Corp.	62,826	1,916,193
Xcel Energy Inc.	127,872	3,054,862

		101,972,125

TOTAL COMMON STOCKS
(Cost: $294,068,886)		250,132,581

PREFERRED STOCKS – 1.07%

BRAZIL – 1.07%
Companhia Energetica de Minas Gerais
SP ADR	101,787	1,961,436
Companhia Paranaense de Energia
Class B SP ADR	26,862	746,495

		2,707,931

TOTAL PREFERRED STOCKS
(Cost: $2,082,807)		2,707,931

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.33%

MONEY MARKET FUNDS – 0.33%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	555,430	$555,430
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	76,150	76,150
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	216,814	216,814

		848,394

TOTAL SHORT-TERM INVESTMENTS
(Cost: $848,394)		848,394

TOTAL INVESTMENTS IN SECURITIES – 99.85%
(Cost: $297,000,087)		253,688,906

Other Assets, Less Liabilities – 0.15%		384,378

NET ASSETS – 100.00%		$254,073,284

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$104,976,274	$293,846,044	$1,252,618,143
Affiliated issuers (Note 2)	698,650	2,000,669	4,312,457

Total cost of investments	$105,674,924	$295,846,713	$1,256,930,600

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$135,859,697	$310,739,511	$1,511,572,271
Affiliated issuers (Note 2)	698,650	2,000,669	4,312,457

Total fair value of investments	136,558,347	312,740,180	1,515,884,728
Foreign currencies, at value[b]	127,880	465,525	1,952,555
Receivables:
Investment securities sold	117,202	–	–
Dividends and interest	227,172	1,807,625	1,346,791

Total Assets	137,030,601	315,013,330	1,519,184,074

LIABILITIES
Payables:
Investment securities purchased	72	–	1,282,206
Collateral for securities on loan (Note 5)	595,959	1,836,950	3,112,635
Investment advisory fees (Note 2)	55,217	127,449	608,840

Total Liabilities	651,248	1,964,399	5,003,681

NET ASSETS	$136,379,353	$313,048,931	$1,514,180,393

Net assets consist of:
Paid-in capital	$109,317,479	$298,899,588	$1,307,245,442
Undistributed net investment income	236,486	2,119,181	5,291,076
Accumulated net realized loss	(4,059,495)	(4,894,806)	(57,315,526)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	30,884,883	16,924,968	258,959,401

NET ASSETS	$136,379,353	$313,048,931	$1,514,180,393

Shares outstanding[c]	2,500,000	4,950,000	34,200,000

Net asset value per share	$54.55	$63.24	$44.27

[a]	Securities on loan with values of $578,442, $1,792,883 and $3,058,749, respectively. See Note 5.
[b]	Cost of foreign currencies: $127,185, $464,840 and $1,951,401, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$342,634,743	$518,667,820	$211,924,070
Affiliated issuers (Note 2)	4,330,348	2,733,883	3,033,032

Total cost of investments	$346,965,091	$521,401,703	$214,957,102

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$292,566,201	$477,087,407	$238,236,680
Affiliated issuers (Note 2)	4,302,725	2,733,883	3,033,032

Total fair value of investments	296,868,926	479,821,290	241,269,712
Foreign currencies, at value[b]	634,342	496,843	185,538
Cash	21,400	–	–
Receivables:
Investment securities sold	645,691	2,046,251	156,222
Dividends and interest	1,075,663	2,146,818	625,987

Total Assets	299,246,022	484,511,202	242,237,459

LIABILITIES
Payables:
Investment securities purchased	645,691	2,202,079	157,999
Collateral for securities on loan (Note 5)	2,170,757	2,492,924	2,867,381
Investment advisory fees (Note 2)	121,787	193,066	94,793

Total Liabilities	2,938,235	4,888,069	3,120,173

NET ASSETS	$296,307,787	$479,623,133	$239,117,286

Net assets consist of:
Paid-in capital	$427,697,192	$547,101,760	$225,685,308
Undistributed net investment income	910,231	4,587,341	1,019,621
Accumulated net realized loss	(82,216,249)	(30,559,014)	(13,901,495)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(50,083,387)	(41,506,954)	26,313,852

NET ASSETS	$296,307,787	$479,623,133	$239,117,286

Shares outstanding[c]	6,150,000	8,850,000	4,150,000

Net asset value per share	$48.18	$54.19	$57.62

[a]	Securities on loan with values of $2,100,397, $2,459,495 and $2,756,934, respectively. See Note 5.
[b]	Cost of foreign currencies: $631,359, $495,468 and $184,865, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$737,736,462	$580,387,816	$449,444,918
Affiliated issuers (Note 2)	5,085,395	10,496,062	2,246,061

Total cost of investments	$742,821,857	$590,883,878	$451,690,979

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$829,048,556	$608,128,507	$426,936,069
Affiliated issuers (Note 2)	5,085,395	10,496,062	2,246,061

Total fair value of investments	834,133,951	618,624,569	429,182,130
Foreign currencies, at value[b]	2,290,807	626,750	695,397
Receivables:
Investment securities sold	–	350	283,338
Dividends and interest	1,498,882	581,692	708,221

Total Assets	837,923,640	619,833,361	430,869,086

LIABILITIES
Payables:
Investment securities purchased	–	–	736,121
Collateral for securities on loan (Note 5)	4,729,238	10,207,229	1,809,975
Investment advisory fees (Note 2)	328,087	251,400	172,494

Total Liabilities	5,057,325	10,458,629	2,718,590

NET ASSETS	$832,866,315	$609,374,732	$428,150,496

Net assets consist of:
Paid-in capital	$784,573,443	$607,788,717	$468,754,177
Undistributed net investment income	3,168,061	757,518	2,557,764
Accumulated net realized loss	(46,221,266)	(26,939,423)	(20,658,524)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	91,346,077	27,767,920	(22,502,921)

NET ASSETS	$832,866,315	$609,374,732	$428,150,496

Shares outstanding[c]	11,200,000	9,750,000	6,950,000

Net asset value per share	$74.36	$62.50	$61.60

[a]	Securities on loan with values of $4,556,114, $9,843,124 and $1,735,330, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,273,798, $596,897 and $690,835, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

iShares S&P Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$296,151,693
Affiliated issuers (Note 2)	848,394

Total cost of investments	$297,000,087

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$252,840,512
Affiliated issuers (Note 2)	848,394

Total fair value of investments	253,688,906
Foreign currencies, at value[b]	351,987
Receivables:
Dividends and interest	769,113

Total Assets	254,810,006

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	631,580
Investment advisory fees (Note 2)	105,142

Total Liabilities	736,722

NET ASSETS	$254,073,284

Net assets consist of:
Paid-in capital	$319,089,846
Undistributed net investment income	2,012,503
Accumulated net realized loss	(23,717,433)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(43,311,632)

NET ASSETS	$254,073,284

Shares outstanding[c]	5,550,000

Net asset value per share	$45.78

[a]	Securities on loan with a value of $602,031. See Note 5.
[b]	Cost of foreign currencies: $352,380.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,908,954	$9,367,981	$29,279,234
Interest from unaffiliated issuers	–	–	100
Interest from affiliated issuers (Note 2)	99	402	1,125
Securities lending income from affiliated issuers (Note 2)	10,737	1,925	26,981

	1,919,790	9,370,308	29,307,440
Less: Other foreign taxes (Note 1)	(1,641)	–	–

Total investment income	1,918,149	9,370,308	29,307,440

EXPENSES
Investment advisory fees (Note 2)	523,145	1,508,866	5,678,067

Total expenses	523,145	1,508,866	5,678,067

Net investment income	1,395,004	7,861,442	23,629,373

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(160,816)	(1,278,044)	(21,651,960)
In-kind redemptions	1,717,297	13,876,583	58,722,965
Foreign currency transactions	11,602	20,075	(34,260)

Net realized gain	1,568,083	12,618,614	37,036,745

Net change in unrealized appreciation/depreciation on:
Investments	14,992,414	7,470,450	284,255,176
Translation of assets and liabilities in foreign currencies	1,457	39,784	14,431

Net change in unrealized appreciation/depreciation	14,993,871	7,510,234	284,269,607

Net realized and unrealized gain	16,561,954	20,128,848	321,306,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,956,958	$27,990,290	$344,935,725

[a]	Net of foreign withholding tax of $92,312, $354,543 and $2,088,772, respectively.

See notes to financial statements.

70	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$7,130,873	$13,294,239	$4,300,221
Dividends from affiliated issuers (Note 2)	12,859	–	–
Interest from affiliated issuers (Note 2)	217	570	189
Securities lending income from affiliated issuers (Note 2)	39,879	1,615	24,876

Total investment income	7,183,828	13,296,424	4,325,286

EXPENSES
Investment advisory fees (Note 2)	1,368,830	2,341,870	930,422

Total expenses	1,368,830	2,341,870	930,422

Net investment income	5,814,998	10,954,554	3,394,864

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,908,932)	(7,077,144)	(4,003,255)
Investments in affiliated issuers (Note 2)	145,881	–	–
In-kind redemptions	7,865,001	5,409,524	4,016,226
Foreign currency transactions	21,408	75,036	(1,152)

Net realized gain (loss)	(9,876,642)	(1,592,584)	11,819

Net change in unrealized appreciation/depreciation on:
Investments	11,746,491	8,220,255	32,644,955
Translation of assets and liabilities in foreign currencies	7,927	38,898	2,730

Net change in unrealized appreciation/depreciation	11,754,418	8,259,153	32,647,685

Net realized and unrealized gain	1,877,776	6,666,569	32,659,504

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,692,774	$17,621,123	$36,054,368

[a]	Net of foreign withholding tax of $515,701, $789,387 and $228,744, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$18,010,924	$6,696,580	$17,474,306
Interest from unaffiliated issuers	122	–	230
Interest from affiliated issuers (Note 2)	701	477	504
Securities lending income from affiliated issuers (Note 2)	26,974	52,172	21,496

	18,038,721	6,749,229	17,496,536
Less: Other foreign taxes (Note 1)	–	(12,740)	–

Total investment income	18,038,721	6,736,489	17,496,536

EXPENSES
Investment advisory fees (Note 2)	3,835,890	2,668,929	1,705,945

Total expenses	3,835,890	2,668,929	1,705,945

Net investment income	14,202,831	4,067,560	15,790,591

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(19,463,528)	(4,042,225)	(8,102,428)
In-kind redemptions	94,786,320	11,551,853	2,949,080
Foreign currency transactions	69,547	7,350	108,677

Net realized gain (loss)	75,392,339	7,516,978	(5,044,671)

Net change in unrealized appreciation/depreciation on:
Investments	44,428,878	34,674,076	59,003,623
Translation of assets and liabilities in foreign currencies	33,243	38,869	4,884

Net change in unrealized appreciation/depreciation	44,462,121	34,712,945	59,008,507

Net realized and unrealized gain	119,854,460	42,229,923	53,963,836

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,057,291	$46,297,483	$69,754,427

[a]	Net of foreign withholding tax of $1,192,376, $366,694 and $1,096,838, respectively.

See notes to financial statements.

72	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

iShares S&P Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$10,629,791
Interest from affiliated issuers (Note 2)	356
Securities lending income from affiliated issuers (Note 2)	18,526

Total investment income	10,648,673

EXPENSES
Investment advisory fees (Note 2)	1,135,713

Total expenses	1,135,713

Net investment income	9,512,960

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(13,033,366)
In-kind redemptions	(1,100,680)
Foreign currency transactions	34,400

Net realized loss	(14,099,646)

Net change in unrealized appreciation/depreciation on:
Investments	11,922,534
Translation of assets and liabilities in foreign currencies	(4,369)

Net change in unrealized appreciation/depreciation	11,918,165

Net realized and unrealized loss	(2,181,481)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,331,479

[a]	Net of foreign withholding tax of $630,643.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,395,004	$996,949	$7,861,442	$7,216,667
Net realized gain	1,568,083	5,611,027	12,618,614	4,772,549
Net change in unrealized appreciation/depreciation	14,993,871	26,193,636	7,510,234	84,386,186

Net increase in net assets resulting from operations	17,956,958	32,801,612	27,990,290	96,375,402

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,282,565)	(1,086,120)	(7,774,887)	(6,802,785)

Total distributions to shareholders	(1,282,565)	(1,086,120)	(7,774,887)	(6,802,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,848,430	44,530,579	29,515,984	72,519,530
Cost of shares redeemed	(4,667,326)	(38,320,271)	(80,298,858)	(67,131,261)

Net increase (decrease) in net assets from capital share transactions	26,181,104	6,210,308	(50,782,874)	5,388,269

INCREASE (DECREASE) IN NET ASSETS	42,855,497	37,925,800	(30,567,471)	94,960,886

NET ASSETS
Beginning of year	93,523,856	55,598,056	343,616,402	248,655,516

End of year	$136,379,353	$93,523,856	$313,048,931	$343,616,402

Undistributed net investment income included in net assets at end of year	$236,486	$92,315	$2,119,181	$2,012,551

SHARES ISSUED AND REDEEMED
Shares sold	600,000	1,150,000	500,000	1,300,000
Shares redeemed	(100,000)	(1,050,000)	(1,400,000)	(1,400,000)

Net increase (decrease) in shares outstanding	500,000	100,000	(900,000)	(100,000)

See notes to financial statements.

74	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,629,373	$22,902,181	$5,814,998	$5,166,154
Net realized gain (loss)	37,036,745	(13,306,879)	(9,876,642)	(22,239,749)
Net change in unrealized appreciation/depreciation	284,269,607	193,445,176	11,754,418	134,731,046

Net increase in net assets resulting from operations	344,935,725	203,040,478	7,692,774	117,657,451

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,832,560)	(21,339,712)	(5,715,184)	(5,498,037)

Total distributions to shareholders	(22,832,560)	(21,339,712)	(5,715,184)	(5,498,037)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	299,220,744	441,770,898	46,576,947	108,312,186
Cost of shares redeemed	(185,267,874)	(19,896,349)	(73,612,392)	(32,211,047)

Net increase (decrease) in net assets from capital share transactions	113,952,870	421,874,549	(27,035,445)	76,101,139

INCREASE (DECREASE) IN NET ASSETS	436,056,035	603,575,315	(25,057,855)	188,260,553

NET ASSETS
Beginning of year	1,078,124,358	474,549,043	321,365,642	133,105,089

End of year	$1,514,180,393	$1,078,124,358	$296,307,787	$321,365,642

Undistributed net investment income included in net assets at end of year	$5,291,076	$4,528,523	$910,231	$581,999

SHARES ISSUED AND REDEEMED
Shares sold	8,250,000	13,350,000	1,100,000	2,650,000
Shares redeemed	(4,650,000)	(600,000)	(1,750,000)	(800,000)

Net increase (decrease) in shares outstanding	3,600,000	12,750,000	(650,000)	1,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,954,554	$10,395,585	$3,394,864	$2,003,814
Net realized gain (loss)	(1,592,584)	(19,406,795)	11,819	(5,407,156)
Net change in unrealized appreciation/depreciation	8,259,153	145,383,326	32,647,685	49,225,384

Net increase in net assets resulting from operations	17,621,123	136,372,116	36,054,368	45,822,042

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,113,537)	(10,639,221)	(3,139,316)	(1,681,242)

Total distributions to shareholders	(11,113,537)	(10,639,221)	(3,139,316)	(1,681,242)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,635,853	126,109,397	35,063,265	106,321,072
Cost of shares redeemed	(119,811,694)	(113,417,660)	(20,159,894)	(3,272,354)

Net increase (decrease) in net assets from capital share transactions	(117,175,841)	12,691,737	14,903,371	103,048,718

INCREASE (DECREASE) IN NET ASSETS	(110,668,255)	138,424,632	47,818,423	147,189,518

NET ASSETS
Beginning of year	590,291,388	451,866,756	191,298,863	44,109,345

End of year	$479,623,133	$590,291,388	$239,117,286	$191,298,863

Undistributed net investment income included in net assets at end of year	$4,587,341	$4,671,288	$1,019,621	$765,225

SHARES ISSUED AND REDEEMED
Shares sold	50,000	2,550,000	650,000	2,550,000
Shares redeemed	(2,450,000)	(2,600,000)	(450,000)	(100,000)

Net increase (decrease) in shares outstanding	(2,400,000)	(50,000)	200,000	2,450,000

See notes to financial statements.

76	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Materials Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,202,831	$7,250,447	$4,067,560	$2,344,438
Net realized gain (loss)	75,392,339	362,127	7,516,978	(10,059,433)
Net change in unrealized appreciation/depreciation	44,462,121	240,899,814	34,712,945	144,521,500

Net increase in net assets resulting from operations	134,057,291	248,512,388	46,297,483	136,806,505

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,020,688)	(5,645,128)	(3,902,526)	(2,271,888)

Total distributions to shareholders	(14,020,688)	(5,645,128)	(3,902,526)	(2,271,888)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	135,129,684	566,844,769	84,983,934	200,195,677
Cost of shares redeemed	(334,166,264)	(53,273,637)	(47,210,897)	(2,018,396)

Net increase (decrease) in net assets from capital share transactions	(199,036,580)	513,571,132	37,773,037	198,177,281

INCREASE (DECREASE) IN NET ASSETS	(78,999,977)	756,438,392	80,167,994	332,711,898

NET ASSETS
Beginning of year	911,866,292	155,427,900	529,206,738	196,494,840

End of year	$832,866,315	$911,866,292	$609,374,732	$529,206,738

Undistributed net investment income included in net assets at end of year	$3,168,061	$2,916,371	$757,518	$585,134

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	11,100,000	1,450,000	3,950,000
Shares redeemed	(5,100,000)	(950,000)	(850,000)	(50,000)

Net increase (decrease) in shares outstanding	(3,150,000)	10,150,000	600,000	3,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Utilities Sector Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,790,591	$12,408,539	$9,512,960	$7,512,864
Net realized loss	(5,044,671)	(2,613,994)	(14,099,646)	(22,912,506)
Net change in unrealized appreciation/depreciation	59,008,507	43,514,098	11,918,165	44,611,649

Net increase in net assets resulting from operations	69,754,427	53,308,643	7,331,479	29,212,007

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,108,449)	(12,164,409)	(9,540,113)	(6,601,424)

Total distributions to shareholders	(15,108,449)	(12,164,409)	(9,540,113)	(6,601,424)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	117,372,642	90,343,630	46,777,135	140,612,975
Cost of shares redeemed	(37,720,537)	(78,892,104)	(45,047,689)	(52,761,514)

Net increase in net assets from capital share transactions	79,652,105	11,451,526	1,729,446	87,851,461

INCREASE (DECREASE) IN NET ASSETS	134,298,083	52,595,760	(479,188)	110,462,044

NET ASSETS
Beginning of year	293,852,413	241,256,653	254,552,472	144,090,428

End of year	$428,150,496	$293,852,413	$254,073,284	$254,552,472

Undistributed net investment income included in net assets at end of year	$2,557,764	$1,766,945	$2,012,503	$2,005,256

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	1,650,000	1,050,000	3,000,000
Shares redeemed	(700,000)	(1,600,000)	(1,050,000)	1,250,000

Net increase in shares outstanding	1,400,000	50,000	–	1,750,000

See notes to financial statements.

78	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$46.76	$29.26	$50.02	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.63	0.54	0.79	0.87	0.37
Net realized and unrealized gain (loss)[c]	7.73	17.53	(20.47)	(8.91)	7.71

Total from investment operations	8.36	18.07	(19.68)	(8.04)	8.08

Less distributions from:
Net investment income	(0.57)	(0.57)	(1.08)	(0.85)	(0.20)

Total distributions	(0.57)	(0.57)	(1.08)	(0.85)	(0.20)

Net asset value, end of period	$54.55	$46.76	$29.26	$50.02	$58.91

Total return	18.02%	62.24%	(39.94)%	(13.77)%	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$136,379	$93,524	$55,598	$30,013	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.28%	1.35%	2.19%	1.52%	1.19%
Portfolio turnover rate[f]	4%	8%	7%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$58.74	$41.79	$60.58	$55.60	$50.56

Income from investment operations:
Net investment income[b]	1.48	1.35	1.27	1.12	0.47
Net realized and unrealized gain (loss)[c]	4.47	16.85	(18.89)	4.22	4.85

Total from investment operations	5.95	18.20	(17.62)	5.34	5.32

Less distributions from:
Net investment income	(1.45)	(1.25)	(1.17)	(0.36)	(0.28)

Total distributions	(1.45)	(1.25)	(1.17)	(0.36)	(0.28)

Net asset value, end of period	$63.24	$58.74	$41.79	$60.58	$55.60

Total return	10.37%	44.05%	(29.44)%	9.59%	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$313,049	$343,616	$248,656	$308,953	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.50%	2.59%	2.47%	1.89%	1.64%
Portfolio turnover rate[f]	4%	6%	10%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2011 iSHARES ANNUAL RE PORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$35.23	$26.59	$43.24	$37.09	$33.85

Income from investment operations:
Net investment income[b]	0.72	0.85	0.84	1.02	0.62
Net realized and unrealized gain (loss)[c]	9.04	8.54	(16.70)	6.06	3.22

Total from investment operations	9.76	9.39	(15.86)	7.08	3.84

Less distributions from:
Net investment income	(0.72)	(0.75)	(0.79)	(0.93)	(0.60)

Total distributions	(0.72)	(0.75)	(0.79)	(0.93)	(0.60)

Net asset value, end of year	$44.27	$35.23	$26.59	$43.24	$37.09

Total return	28.27%	35.56%	(37.15)%	18.87%	11.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,514,180	$1,078,124	$474,549	$933,902	$756,675
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	2.00%	2.55%	2.22%	2.34%	1.73%
Portfolio turnover rate[d]	5%	5%	8%	6%	10%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$47.26	$26.89	$70.00	$89.23	$78.83

Income from investment operations:
Net investment income[a]	0.92	0.79	1.84	2.43	1.81
Net realized and unrealized gain (loss)[b]	0.97	20.41	(42.94)	(18.88)	9.80

Total from investment operations	1.89	21.20	(41.10)	(16.45)	11.61

Less distributions from:
Net investment income	(0.97)	(0.83)	(2.01)	(2.78)	(1.21)

Total distributions	(0.97)	(0.83)	(2.01)	(2.78)	(1.21)

Net asset value, end of year	$48.18	$47.26	$26.89	$70.00	$89.23

Total return	4.24%	79.47%	(59.97)%	(18.81)%	14.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$296,308	$321,366	$133,105	$238,009	$321,231
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	2.04%	1.85%	3.88%	2.85%	2.13%
Portfolio turnover rate[d]	7%	11%	11%	9%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$52.47	$39.99	$52.71	$57.59	$53.67

Income from investment operations:
Net investment income[a]	1.13	1.02	0.98	0.96	0.82
Net realized and unrealized gain (loss)[b]	1.73	12.48	(12.68)	(4.84)	3.59

Total from investment operations	2.86	13.50	(11.70)	(3.88)	4.41

Less distributions from:
Net investment income	(1.14)	(1.02)	(1.02)	(1.00)	(0.49)

Total distributions	(1.14)	(1.02)	(1.02)	(1.00)	(0.49)

Net asset value, end of year	$54.19	$52.47	$39.99	$52.71	$57.59

Total return	5.70%	34.21%	(22.52)%	(6.91)%	8.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$479,623	$590,291	$451,867	$622,035	$800,486
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	2.25%	2.15%	2.06%	1.64%	1.46%
Portfolio turnover rate[c]	6%	5%	8%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$48.43	$29.41	$59.63	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.87	0.77	1.14	0.99	0.48
Net realized and unrealized gain (loss)[c]	9.12	19.04	(30.06)	0.77	7.81

Total from investment operations	9.99	19.81	(28.92)	1.76	8.29

Less distributions from:
Net investment income	(0.80)	(0.79)	(1.30)	(0.38)	(0.29)

Total distributions	(0.80)	(0.79)	(1.30)	(0.38)	(0.29)

Net asset value, end of period	$57.62	$48.43	$29.41	$59.63	$58.25

Total return	20.92%	68.18%	(49.24)%	2.99%	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$239,117	$191,299	$44,109	$175,897	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.75%	1.81%	2.42%	1.58%	1.60%
Portfolio turnover rate[f]	6%	5%	8%	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$63.54	$37.01	$75.87	$62.33	$48.72

Income from investment operations:
Net investment income[b]	1.14	0.62	1.16	1.05	0.66
Net realized and unrealized gain (loss)[c]	10.88	26.37	(38.98)	12.97	13.11

Total from investment operations	12.02	26.99	(37.82)	14.02	13.77

Less distributions from:
Net investment income	(1.20)	(0.46)	(1.04)	(0.48)	(0.16)

Total distributions	(1.20)	(0.46)	(1.04)	(0.48)	(0.16)

Net asset value, end of period	$74.36	$63.54	$37.01	$75.87	$62.33

Total return	19.21%	73.22%	(50.23)%	22.49%	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$832,866	$911,866	$155,428	$390,749	$74,791
Ratio of expenses to average net assets[e,f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.78%	1.11%	1.96%	1.41%	2.11%
Portfolio turnover rate[g]	4%	3%	14%	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$57.84	$37.43	$56.50	$57.16	$55.74

Income from investment operations:
Net investment income[a]	0.42	0.33	0.43	0.37	0.15
Net realized and unrealized gain (loss)[b]	4.65	20.42	(19.06)	(0.80)	1.40

Total from investment operations	5.07	20.75	(18.63)	(0.43)	1.55

Less distributions from:
Net investment income	(0.41)	(0.34)	(0.44)	(0.23)	(0.13)

Total distributions	(0.41)	(0.34)	(0.44)	(0.23)	(0.13)

Net asset value, end of year	$62.50	$57.84	$37.43	$56.50	$57.16

Total return	8.83%	55.65%	(33.10)%	(0.81)%	2.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$609,375	$529,207	$196,495	$395,471	$197,192
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	0.73%	0.65%	0.92%	0.60%	0.27%
Portfolio turnover rate[d]	3%	5%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$52.95	$43.86	$67.11	$65.42	$50.98

Income from investment operations:
Net investment income[a]	2.48	2.43	2.67	2.17	2.17
Net realized and unrealized gain (loss)[b]	8.64	8.87	(23.53)	1.04	13.78

Total from investment operations	11.12	11.30	(20.86)	3.21	15.95

Less distributions from:
Net investment income	(2.47)	(2.21)	(2.39)	(1.52)	(1.51)

Total distributions	(2.47)	(2.21)	(2.39)	(1.52)	(1.51)

Net asset value, end of year	$61.60	$52.95	$43.86	$67.11	$65.42

Total return	21.83%	26.24%	(31.87)%	4.60%	31.40%

Ratios/Supplemental data:
Net assets, end of year (000s)	$428,150	$293,852	$241,257	$459,675	$232,238
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	4.44%	4.76%	4.69%	2.96%	3.65%
Portfolio turnover rate[c]	6%	7%	9%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$45.87	$37.92	$63.52	$60.25	$49.99

Income from investment operations:
Net investment income[b]	1.80	1.85	2.52	1.28	0.58
Net realized and unrealized gain (loss)[c]	0.02	7.78	(25.67)	2.53	10.01

Total from investment operations	1.82	9.63	(23.15)	3.81	10.59

Less distributions from:
Net investment income	(1.91)	(1.68)	(2.45)	(0.54)	(0.33)

Total distributions	(1.91)	(1.68)	(2.45)	(0.54)	(0.33)

Net asset value, end of period	$45.78	$45.87	$37.92	$63.52	$60.25

Total return	4.26%	25.69%	(37.41)%	6.26%	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$254,073	$254,552	$144,090	$298,535	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.02%	4.14%	4.74%	1.96%	1.91%
Portfolio turnover rate[f]	9%	9%	12%	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2011 iSHARES ANNUAL RE PORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector and iShares S&P Global Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

90	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares S&P Global Sector Index Fund	Level 1	Level 2	Level 3	Total

Consumer Discretionary
Common Stocks	$134,777,272	$698,504	$–	$135,475,776
Preferred Stocks	334,441	–	–	334,441
Rights	49,480	–	–	49,480
Short-Term Investments	698,650	–	–	698,650

	$135,859,843	$698,504	$–	$136,558,347

Consumer Staples
Common Stocks	$305,757,267	$742,594	$–	$306,499,861
Preferred Stocks	4,239,650	–	–	4,239,650
Short-Term Investments	2,000,669	–	–	2,000,669

	$311,997,586	$742,594	$–	$312,740,180

Energy
Common Stocks	$1,474,281,713	$–	$–	$1,474,281,713
Preferred Stocks	37,290,558	–	–	37,290,558
Short-Term Investments	4,312,457	–	–	4,312,457

	$1,515,884,728	$–	$–	$1,515,884,728

Financials
Common Stocks	$291,863,700	$–	$93	$291,863,793
Preferred Stocks	2,631,162	–	–	2,631,162
Short-Term Investments	2,373,971	–	–	2,373,971

	$296,868,833	$–	$93	$296,868,926

Healthcare
Common Stocks	$477,087,407	$–	$–	$477,087,407
Short-Term Investments	2,733,883	–	–	2,733,883

	$479,821,290	$–	$–	$479,821,290

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Investments in Securities
iShares S&P Global Sector Index Fund	Level 1	Level 2	Level 3	Total

Industrials
Common Stocks	$238,236,680	$–	$–	$238,236,680
Short-Term Investments	3,033,032	–	–	3,033,032

	$241,269,712	$–	$–	$241,269,712

Materials
Common Stocks	$799,983,996	$–	$–	$799,983,996
Preferred Stocks	29,064,560	–	–	29,064,560
Short-Term Investments	5,085,395	–	–	5,085,395

	$834,133,951	$–	$–	$834,133,951

Technology
Common Stocks	$608,128,507	$–	$–	$608,128,507
Short-Term Investments	10,496,062	–	–	10,496,062

	$618,624,569	$–	$–	$618,624,569

Telecommunications
Common Stocks	$425,064,707	$–	$–	$425,064,707
Preferred Stocks	1,871,362	–	–	1,871,362
Short-Term Investments	2,246,061	–	–	2,246,061

	$429,182,130	$–	$–	$429,182,130

Utilities
Common Stocks	$250,132,581	$–	$–	$250,132,581
Preferred Stocks	2,707,931	–	–	2,707,931
Short-Term Investments	848,394	–	–	848,394

	$253,688,906	$–	$–	$253,688,906

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

92	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented net of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in Other foreign taxes. Foreign taxes payable as of March 31, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares S&P Global Sector Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)

Consumer Discretionary	$271,576	$29,285,133	$(2,494,835)	$27,061,874
Consumer Staples	2,119,181	14,758,282	(2,728,120)	14,149,343
Energy	5,291,076	226,971,759	(25,327,884)	206,934,951
Financials	1,341,113	(69,014,046)	(63,716,472)	(131,389,405)
Healthcare	4,805,517	(47,817,844)	(24,466,300)	(67,478,627)
Industrials	1,160,564	23,703,556	(11,432,142)	13,431,978
Materials	3,190,836	77,143,055	(32,041,019)	48,292,872
Technology	757,518	21,918,247	(21,089,750)	1,586,015
Telecommunications	2,557,764	(31,084,995)	(12,076,450)	(40,603,681)
Utilities	2,012,503	(51,809,847)	(15,219,218)	(65,016,562)

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares S&P Global Sector Index Fund	Deferred Net Realized Capital Losses

Consumer Staples	$144,151
Financials	2,755,477
Healthcare	2,146,787
Industrials	890,591

iShares S&P Global Sector Index Fund	Deferred Net Realized Capital Losses

Materials	$707,968
Technology	454,490
Telecommunications	122,081
Utilities	988,851

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares S&P Global Sector Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total

Consumer Discretionary	$–	$–	$–	$21,774	$140,985	$515,276	$977,806	$838,994	$2,494,835
Consumer Staples	–	–	–	–	110,998	1,241,701	854,970	376,300	2,583,969
Energy	113,031	43,806	408,088	3,379,767	172,682	4,800,649	12,576,847	3,833,014	25,327,884
Financials	65,059	20,625	374,711	–	279,616	14,101,017	26,135,934	19,984,033	60,960,995
Healthcare	–	119,040	2,328,014	–	2,165,971	7,470,467	8,253,378	1,982,643	22,319,513
Industrials	–	–	–	175	241,597	3,878,332	3,768,747	2,652,700	10,541,551
Materials	–	–	–	2,966	455,218	3,417,547	12,443,350	15,013,970	31,333,051
Technology	244,568	111,285	401,105	358,238	418,537	8,517,749	6,597,896	3,985,882	20,635,260
Telecommunications	231,569	–	–	259,855	–	2,355,085	6,058,821	3,049,039	11,954,369
Utilities	–	–	–	4,149	298,224	2,911,628	5,208,921	5,807,445	14,230,367

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily

94	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

attributed to the expiration of capital loss carryforwards, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares S&P Global Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Consumer Discretionary	$107,274,674	$32,396,904	$(3,113,231)	$29,283,673
Consumer Staples	298,013,399	30,969,289	(16,242,508)	14,726,781
Energy	1,288,918,242	293,558,919	(66,592,433)	226,966,486
Financials	365,895,750	22,517,860	(91,544,684)	(69,026,824)
Healthcare	527,712,593	29,253,549	(77,144,852)	(47,891,303)
Industrials	217,567,398	35,430,424	(11,728,110)	23,702,314
Materials	757,024,879	127,847,298	(50,738,226)	77,109,072
Technology	596,733,551	92,867,541	(70,976,523)	21,891,018
Telecommunications	460,273,053	16,428,567	(47,519,490)	(31,090,923)
Utilities	305,498,302	8,304,583	(60,113,979)	(51,809,396)

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees

Consumer Discretionary	$5,756
Consumer Staples	1,014
Energy	14,375
Financials	20,719
Healthcare	861

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees

Industrials	$13,388
Materials	14,501
Technology	27,925
Telecommunications	11,548
Utilities	9,974

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares S&P Global Sector Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain

Financials
PNC Financial Services Group Inc. (The)	34,000	6,596	(9,976)	30,620	$1,928,754	$12,859	$145,881

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

96	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares S&P Global Sector Index Fund	Purchases	Sales

Consumer Discretionary	$4,940,983	$4,700,874
Consumer Staples	13,721,714	13,700,004
Energy	58,706,604	59,793,473
Financials	19,160,898	21,883,316
Healthcare	30,681,816	31,000,674
Industrials	11,162,055	10,833,245
Materials	32,755,097	34,068,770
Technology	17,245,831	16,662,755
Telecommunications	24,436,910	22,043,877
Utilities	21,044,216	22,598,905

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares S&P Global Sector Index Fund	In-kind Purchases	In-kind Sales

Consumer Discretionary	$30,315,774	$4,564,947
Consumer Staples	28,600,488	79,326,752
Energy	298,268,657	184,526,967
Financials	44,865,684	70,746,518
Healthcare	2,588,968	118,968,710
Industrials	34,523,777	19,874,325
Materials	134,181,036	332,585,760
Technology	83,835,835	46,349,389
Telecommunications	114,638,686	36,774,217
Utilities	46,488,997	44,557,734

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of March 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

98	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund and iShares S&P Global Utilities Sector Index Fund, each a Fund of the iShares Trust (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	99

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2011, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares S&P Global Sector Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

Energy	$19,636,902	$2,088,190
Financials	6,461,899	515,701
Industrials	2,453,189	228,737
Materials	13,041,710	1,168,783
Telecommunications	12,973,810	1,096,838
Utilities	7,024,218	630,643

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2011 qualified for the dividends-received deduction:

iShares S&P Global Sector Index Fund	Dividends- Received Deduction

Consumer Discretionary	72.97%
Consumer Staples	64.67
Energy	50.99
Financials	16.90
Healthcare	59.98

iShares S&P Global Sector Index Fund	Dividends- Received Deduction

Industrials	65.33%
Materials	44.48
Technology	98.70
Telecommunications	38.64
Utilities	44.27

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares S&P Global Sector Index Fund	Qualified Dividend Income

Consumer Discretionary	$1,282,565
Consumer Staples	7,774,887
Energy	24,920,750
Financials	6,230,885
Healthcare	11,113,537

iShares S&P Global Sector Index Fund	Qualified Dividend Income

Industrials	$3,368,053
Materials	15,189,471
Technology	3,902,526
Telecommunications	16,205,287
Utilities	10,170,756

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

100	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares S&P Global Sector Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Financials	$0.92469	$–	$0.04862	$0.97331	95%	–%	5%	100%
Materials	1.16953	–	0.03455	1.20408	97	–	3	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL INFORMATION	101

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Consumer Discretionary Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.09%
Greater than 3.5% and Less than 4.0%	2	0.18
Greater than 3.0% and Less than 3.5%	1	0.09
Greater than 2.5% and Less than 3.0%	1	0.09
Greater than 2.0% and Less than 2.5%	2	0.18
Greater than 1.5% and Less than 2.0%	11	0.97
Greater than 1.0% and Less than 1.5%	25	2.21
Greater than 0.5% and Less than 1.0%	118	10.42
Between 0.5% and -0.5%	837	73.93
Less than -0.5% and Greater than -1.0%	95	8.39
Less than -1.0% and Greater than -1.5%	23	2.03
Less than -1.5% and Greater than -2.0%	6	0.53
Less than -2.0% and Greater than -2.5%	6	0.53
Less than -2.5% and Greater than -3.0%	3	0.27
Less than -3.0%	1	0.09

	1,132	100.00%

iShares S&P Consumer Staples Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	4	0.35%
Greater than 3.5% and Less than 4.0%	3	0.27
Greater than 3.0% and Less than 3.5%	1	0.09
Greater than 2.5% and Less than 3.0%	1	0.09
Greater than 2.0% and Less than 2.5%	4	0.35
Greater than 1.5% and Less than 2.0%	2	0.18
Greater than 1.0% and Less than 1.5%	15	1.33
Greater than 0.5% and Less than 1.0%	118	10.42
Between 0.5% and -0.5%	895	79.06
Less than -0.5% and Greater than -1.0%	71	6.27
Less than -1.0% and Greater than -1.5%	12	1.06
Less than -1.5% and Greater than -2.0%	4	0.35
Less than -2.0% and Greater than -2.5%	1	0.09
Less than -2.5%	1	0.09

	1,132	100.00%

102	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.15%
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	5	0.38
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	22	1.67
Greater than 0.5% and Less than 1.0%	111	8.41
Between 0.5% and -0.5%	1,099	83.24
Less than -0.5% and Greater than -1.0%	54	4.09
Less than -1.0% and Greater than -1.5%	10	0.76
Less than -1.5% and Greater than -2.0%	1	0.08
Less than -2.0% and Greater than -2.5%	4	0.30
Less than -2.5% and Greater than -3.0%	3	0.23
Less than -3.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	4	0.30%
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	10	0.76
Greater than 1.5% and Less than 2.0%	21	1.59
Greater than 1.0% and Less than 1.5%	40	3.03
Greater than 0.5% and Less than 1.0%	188	14.24
Between 0.5% and -0.5%	871	66.00
Less than -0.5% and Greater than -1.0%	108	8.18
Less than -1.0% and Greater than -1.5%	39	2.95
Less than -1.5% and Greater than -2.0%	14	1.06
Less than -2.0% and Greater than -2.5%	4	0.30
Less than -2.5% and Greater than -3.0%	2	0.15
Less than -3.0% and Greater than -3.5%	1	0.08
Less than -3.5% and Greater than -4.0%	2	0.15
Less than -4.0% and Greater than -4.5%	4	0.30
Less than -4.5%	1	0.08

	1,320	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	39	2.95
Between 0.5% and -0.5%	1,174	88.94
Less than -0.5% and Greater than -1.0%	85	6.44
Less than -1.0% and Greater than -1.5%	7	0.53
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	3	0.23
Less than -2.5%	1	0.08

	1,320	100.00%

104	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Industrials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.35%
Greater than 2.5% and Less than 3.0%	1	0.09
Greater than 2.0% and Less than 2.5%	4	0.35
Greater than 1.5% and Less than 2.0%	3	0.27
Greater than 1.0% and Less than 1.5%	14	1.24
Greater than 0.5% and Less than 1.0%	157	13.87
Between 0.5% and -0.5%	804	71.00
Less than -0.5% and Greater than -1.0%	105	9.28
Less than -1.0% and Greater than -1.5%	25	2.21
Less than -1.5% and Greater than -2.0%	9	0.80
Less than -2.0% and Greater than -2.5%	3	0.27
Less than -2.5% and Greater than -3.0%	2	0.18
Less than -3.0% and Greater than -3.5%	1	0.09

	1,132	100.00%

iShares S&P Global Materials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.27%
Greater than 3.5% and Less than 4.0%	1	0.09
Greater than 3.0% and Less than 3.5%	3	0.27
Greater than 2.5% and Less than 3.0%	1	0.09
Greater than 2.0% and Less than 2.5%	6	0.53
Greater than 1.5% and Less than 2.0%	17	1.50
Greater than 1.0% and Less than 1.5%	51	4.51
Greater than 0.5% and Less than 1.0%	217	19.17
Between 0.5% and -0.5%	652	57.57
Less than -0.5% and Greater than -1.0%	97	8.57
Less than -1.0% and Greater than -1.5%	46	4.06
Less than -1.5% and Greater than -2.0%	19	1.68
Less than -2.0% and Greater than -2.5%	10	0.88
Less than -2.5% and Greater than -3.0%	2	0.18
Less than -3.0% and Greater than -3.5%	2	0.18
Less than -3.5% and Greater than -4.0%	3	0.27
Less than -4.0%	2	0.18

	1,132	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	69	5.23
Between 0.5% and -0.5%	1,172	88.79
Less than -0.5% and Greater than -1.0%	58	4.39
Less than -1.0% and Greater than -1.5%	6	0.45
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	1	0.08
Less than -2.5%	1	0.08

	1,320	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	8	0.61
Greater than 1.0% and Less than 1.5%	32	2.42
Greater than 0.5% and Less than 1.0%	186	14.09
Between 0.5% and -0.5%	941	71.27
Less than -0.5% and Greater than -1.0%	101	7.65
Less than -1.0% and Greater than -1.5%	22	1.67
Less than -1.5% and Greater than -2.0%	7	0.53
Less than -2.0% and Greater than -2.5%	4	0.30
Less than -2.5% and Greater than -3.0%	2	0.15
Less than -3.0% and Greater than -3.5%	3	0.23
Less than -3.5% and Greater than -4.0%	1	0.08
Less than -4.0%	1	0.08

	1,320	100.00%

106	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Utilities Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	6	0.53%
Greater than 3.0% and Less than 3.5%	2	0.18
Greater than 2.5% and Less than 3.0%	2	0.18
Greater than 2.0% and Less than 2.5%	3	0.27
Greater than 1.5% and Less than 2.0%	5	0.44
Greater than 1.0% and Less than 1.5%	28	2.47
Greater than 0.5% and Less than 1.0%	179	15.81
Between 0.5% and -0.5%	790	69.78
Less than -0.5% and Greater than -1.0%	83	7.33
Less than -1.0% and Greater than -1.5%	17	1.50
Less than -1.5% and Greater than -2.0%	3	0.27
Less than -2.0% and Greater than -2.5%	4	0.35
Less than -2.5% and Greater than -3.0%	3	0.27
Less than -3.0% and Greater than -3.5%	2	0.18
Less than -3.5% and Greater than -4.0%	1	0.09
Less than -4.0%	4	0.35

	1,132	100.00%

SUPPLEMENTAL INFORMATION	107

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

108	2011 iSHARES ANNUAL REPORT TO SHARE HOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

110	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	111

Notes:

112	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

Notes:

114	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

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Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-30-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2011

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P 100 Index Fund  |  OEF  |  NYSE Arca

iShares S&P MidCap 400 Index Fund  |  IJH  |  NYSE Arca

iShares S&P MidCap 400 Growth Index Fund  |  IJK  |  NYSE Arca

iShares S&P MidCap 400 Value Index Fund  |  IJJ  |  NYSE Arca

iShares S&P SmallCap 600 Index Fund  |  IJR  |  NYSE Arca

iShares S&P SmallCap 600 Growth Index Fund  |  IJT  |  NYSE Arca

iShares S&P SmallCap 600 Value Index Fund  |  IJS  |  NYSE Arca

iShares S&P 1500 Index Fund  |  ISI  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.04%	13.06%	13.23%	2.43%	2.41%	2.59%	1.97%	1.99%	2.14%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.04%	13.06%	13.23%	12.74%	12.63%	13.62%	21.53%	21.78%	23.63%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.78%

Energy	15.55

Technology	15.48

Financial	14.61

Communications	12.28

Industrial	10.82

Consumer Cyclical	6.80

Basic Materials	2.37

Utilities	1.17

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.51%

Apple Inc.	4.24

Chevron Corp.	2.85

General Electric Co.	2.81

International Business Machines Corp.	2.63

Microsoft Corp.	2.48

JPMorgan Chase & Co.	2.43

AT&T Inc.	2.39

Procter & Gamble Co. (The)	2.28

Wells Fargo & Co.	2.21

TOTAL	29.83%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 IndexTM (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500» and consists of blue chip stocks from diverse industries in the S&P 500» with exchange listed options. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 13.04%, while the total return for the Index was 13.23%.

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

During the course of the reporting period large-capitalization stocks lagged small-cap and mid-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, nine of the ten major industry sectors delivered positive returns for the reporting period. The energy sector contributed the most to index returns by far, benefiting from rising energy prices. The information technology, industrials, consumer discretionary, and consumer staples sectors all added meaningfully to index performance. The financials sector detracted slightly from returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	26.70%	26.73%	26.95%	5.93%	5.94%	6.07%	9.21%	9.23%	9.36%
S&P MidCap 400 Growth	30.74%	30.75%	31.05%	7.21%	7.18%	7.38%	8.65%	8.66%	8.85%
S&P MidCap 400 Value	22.62%	22.64%	22.93%	4.48%	4.50%	4.67%	9.57%	9.56%	9.77%

	Cumulative Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	26.70%	26.73%	26.95%	33.35%	33.44%	34.29%	141.41%	141.86%	144.73%
S&P MidCap 400 Growth	30.74%	30.75%	31.05%	41.65%	41.47%	42.78%	129.21%	129.51%	133.59%
S&P MidCap 400 Value	22.62%	22.64%	22.93%	24.48%	24.62%	25.62%	149.46%	149.11%	154.02%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 26.70%, while the total return for the Index was 26.95%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	18.33%

Industrial	18.11

Consumer Non-Cyclical	17.87

Consumer Cyclical	13.08

Technology	10.68

Energy	6.58

Utilities	5.91

Basic Materials	5.46

Communications	3.86

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Cimarex Energy Co.	0.82%

Vertex Pharmaceuticals Inc.	0.81

BorgWarner Inc.	0.74

Lubrizol Corp.	0.71

Chipotle Mexican Grill Inc.	0.70

Pride International Inc.	0.63

New York Community Bancorp Inc.	0.63

Green Mountain Coffee Roasters Inc.	0.62

Bucyrus International Inc.	0.62

AMETEK Inc.	0.59

TOTAL	6.87%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400» Growth Index (formerly, the S&P MidCap 400/Citigroup Growth IndexTM) (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 IndexTM and consists of those stocks in the S&P MidCap 400 IndexTM exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 30.74%, while the total return for the Growth Index was 31.05%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.24%

Technology	16.95

Consumer Cyclical	16.88

Industrial	15.41

Financial	11.50

Communications	5.93

Energy	5.52

Basic Materials	4.28

Utilities	1.19

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Lubrizol Corp.	1.45%

Chipotle Mexican Grill Inc.	1.43

Green Mountain Coffee Roasters Inc.	1.27

Bucyrus International Inc.	1.26

Dollar Tree Inc.	1.17

Perrigo Co.	1.12

Macerich Co. (The)	1.09

Atmel Corp.	1.05

Rovi Corp.	1.02

Skyworks Solutions Inc.	1.02

TOTAL	11.88%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400» Value Index (formerly, the S&P MidCap 400/Citigroup Value IndexTM) (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 IndexTM and consists of those stocks in the S&P MidCap 400 IndexTM exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 22.62%, while the total return for the Value Index was 22.93%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	24.92%

Industrial	20.70

Consumer Non-Cyclical	13.67

Utilities	10.47

Consumer Cyclical	9.42

Energy	7.60

Basic Materials	6.59

Technology	4.64

Communications	1.86

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Pride International Inc.	1.24%

New York Community Bancorp Inc.	1.23

KBR Inc.	0.93

Avnet Inc.	0.85

Vertex Pharmaceuticals Inc.	0.85

Manpower Inc.	0.84

Plains Exploration & Production Co.	0.83

Reinsurance Group of America Inc.	0.81

OGE Energy Corp.	0.80

Arrow Electronics Inc.	0.78

TOTAL	9.16%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period mid-capitalization stocks outperformed their large-cap peers but lagged small-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered double digit gains. The information technology and industrials sectors posted healthy gains. Because the two sectors represent approximately 16% of the Index each, both sectors contributed substantially to index returns. The largest sector at 20% of the Index, the financials sector added to gains. The energy sector experienced robust absolute returns for the period amid rising energy prices. However, at only 6% of the Index, its contribution to index performance was not as substantial as some other sectors. The telecommunications services sector, the smallest in the Index, experienced moderate gains and contributed only slightly to index performance.

Within the Growth Index, all sectors achieved double-digit gains. At 21% of the Growth Index, the information technology sector made the largest contribution to positive performance as it delivered strong absolute returns. The consumer discretionary and industrials sectors, at 19% and 14% of the Growth Index, respectively, also added significantly to index performance as both economically sensitive sectors experienced solid gains. The financials and energy sectors both contributed meaningfully. The utilities and telecommunications sectors, which each account for only 1% of the Growth Index, made nearly flat contributions.

Within the Value Index, the largest contributor to index returns was the industrials sector, which experienced strong gains and represented 17% of the Value Index. The energy and financials sectors contributed meaningfully to index performance, as did the information technology sector. The consumer staples and telecommunications sectors both contributed modest results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	25.11%	25.07%	25.27%	3.56%	3.54%	3.67%	9.06%	9.05%	9.20%
S&P SmallCap 600 Growth	29.98%	29.95%	30.19%	4.64%	4.66%	4.74%	9.30%	9.34%	9.48%
S&P SmallCap 600 Value	20.37%	20.39%	20.63%	2.43%	2.44%	2.57%	8.56%	8.62%	8.79%

	Cumulative Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	25.11%	25.07%	25.27%	19.14%	18.99%	19.78%	138.01%	137.75%	141.16%
S&P SmallCap 600 Growth	29.98%	29.95%	30.19%	25.48%	25.59%	26.05%	143.35%	144.29%	147.28%
S&P SmallCap 600 Value	20.37%	20.39%	20.63%	12.77%	12.82%	13.51%	127.45%	128.63%	132.13%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 25.11%, while the total return for the Index was 25.27%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	19.83%

Industrial	18.33

Financial	17.87

Consumer Cyclical	14.80

Technology	10.43

Energy	6.18

Communications	5.21

Utilities	3.71

Basic Materials	3.52

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Oil States International Inc.	0.75%

Regeneron Pharmaceuticals Inc.	0.64

AMERIGROUP Corp.	0.62

Lufkin Industries Inc.	0.56

World Fuel Services Corp.	0.55

Holly Corp.	0.52

CARBO Ceramics Inc.	0.52

BioMed Realty Trust Inc.	0.48

Stifel Financial Corp.	0.48

HealthSpring Inc.	0.47

TOTAL	5.59%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600» Growth Index (formerly, the S&P SmallCap 600/Citigroup Growth IndexTM) (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 IndexTM exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 29.98%, while the total return for the Growth Index was 30.19%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.01%

Consumer Cyclical	16.44

Technology	15.62

Financial	12.57

Industrial	12.56

Communications	6.46

Energy	6.09

Basic Materials	2.99

Utilities	1.14

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Oil States International Inc.	1.53%

Regeneron Pharmaceuticals Inc.	1.31

CARBO Ceramics Inc.	1.06

Stifel Financial Corp.	0.97

HealthSpring Inc.	0.96

Signature Bank	0.90

HMS Holdings Corp.	0.90

Catalyst Health Solutions Inc.	0.86

Tanger Factory Outlet Centers Inc.	0.84

TriQuint Semiconductor Inc.	0.83

TOTAL	10.16%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600» Value Index (formerly, the S&P Smallcap 600/Citigroup Value IndexTM) (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 IndexTM exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 20.37%, while the total return for the Value Index was 20.63%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Industrial	23.93%

Financial	23.04

Consumer Non-Cyclical	13.84

Consumer Cyclical	13.22

Energy	6.28

Utilities	6.19

Technology	5.37

Basic Materials	4.03

Communications	4.00

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
World Fuel Services Corp.	1.08%

Holly Corp.	1.02

Esterline Technologies Corp.	0.82

Moog Inc. Class A	0.80

EMCOR Group Inc.	0.79

Actuant Corp. Class A	0.76

Anixter International Inc.	0.76

ProAssurance Corp.	0.74

Teledyne Technologies Inc.	0.72

Brady Corp. Class A	0.72

TOTAL	8.21%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period, small-capitalization stocks outperformed large- and mid-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, all ten sectors delivered positive returns for the reporting period. At 19% of the Index, the information technology sector was the most significant contributor to index returns. The economically sensitive industrials sector also enjoyed solid returns and contributed meaningfully to index performance. The energy sector experienced robust gains as energy prices rose. At only 5% of the Index, though, its contribution was more moderate than other key sectors. The telecommunications services sector, which represented less than 1% of the Index, made a negligible contribution.

Within the Growth Index, nine sectors achieved double-digit returns. At 25% of the Growth Index, the information technology sector made the largest contribution to index returns. The energy sector, which enjoyed robust gains, also contributed significantly, despite its smaller representation in the Growth Index. The health care, consumer discretionary, and financials sectors also added meaningfully to index performance. The telecommunications services sector declined, although at less than 1% of the Growth Index, its negative results had only a slight impact on index performance.

Within the Value Index, all ten sectors delivered gains. The industrials sector logged healthy gains. At 22% of the Value Index, it was the largest contributor to index performance by far. Although telecommunications services registered the largest absolute sector gain, it represented less than 1% of the Value Index, so its contribution to performance was minimal.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.66%	16.72%	16.91%	2.75%	2.74%	2.93%	4.54%	4.53%	4.72%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.66%	16.72%	16.91%	14.56%	14.49%	15.55%	37.63%	37.55%	39.34%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.12%

Financial	15.89

Technology	12.71

Energy	12.51

Industrial	12.24

Communications	10.56

Consumer Cyclical	8.84

Basic Materials	3.57

Utilities	3.39

Diversified	0.05

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.02%

Apple Inc.	2.33

Chevron Corp.	1.56

General Electric Co.	1.54

International Business Machines Corp.	1.44

Microsoft Corp.	1.36

JPMorgan Chase & Co.	1.33

AT&T Inc.	1.31

Procter & Gamble Co. (The)	1.25

Wells Fargo & Co.	1.21

TOTAL	16.35%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index» (the “Index”). The Index is comprised of the S&P 500», MidCap 400TM and SmallCap 600 IndexesTM. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 16.66%, while the total return for the Index was 16.91%.

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period mid-capitalization stocks outperformed their large-cap peers, but lagged small-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered positive results for the reporting period. The energy sector was the largest contributor to index returns, benefiting from rising energy prices. The information technology sector, the largest sector at nearly 19% of the Index, experienced solid gains. The economically sensitive industrials and consumer discretionary sectors both contributed meaningfully to index returns, reflecting the improving economic environment. Utilities and telecommunications services, the two smallest sectors in the Index, made only slight contributions to performance.

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P 100
Actual	$1,000.00	$1,162.70	0.20%	$1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P MidCap 400
Actual	1,000.00	1,239.90	0.20	1.12
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	1,256.80	0.25	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	1,222.20	0.25	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P SmallCap 600
Actual	$1,000.00	$1,251.10	0.20%	$1.12
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	1,270.50	0.25	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	1,232.00	0.25	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P 1500
Actual	1,000.00	1,180.40	0.20	1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 2.67%
Boeing Co. (The)	294,975	$21,807,502
General Dynamics Corp.	149,312	11,431,327
Lockheed Martin Corp.	114,933	9,240,613
Raytheon Co.	144,099	7,330,316
United Technologies Corp.	368,754	31,215,026

		81,024,784

AGRICULTURE – 2.79%
Altria Group Inc.	838,085	21,815,353
Monsanto Co.	215,013	15,536,839
Philip Morris International Inc.	720,716	47,300,591

		84,652,783

APPAREL – 0.38%
Nike Inc. Class B	153,354	11,608,898

		11,608,898

AUTO MANUFACTURERS – 0.74%
Ford Motor Co.[a]	1,515,417	22,594,867

		22,594,867

BANKS – 5.15%
Bank of America Corp.	4,058,398	54,098,445
Bank of New York Mellon Corp. (The)	497,500	14,860,325
U.S. Bancorp	769,959	20,350,017
Wells Fargo & Co.	2,112,037	66,951,573

		156,260,360

BEVERAGES – 3.36%
Coca-Cola Co. (The)	919,904	61,035,630
PepsiCo Inc.	636,350	40,987,304

		102,022,934

BIOTECHNOLOGY – 0.66%
Amgen Inc.[a]	373,557	19,966,622

		19,966,622

CHEMICALS – 1.25%
Dow Chemical Co. (The)	467,892	17,662,923
E.I. du Pont de Nemours and Co.	369,220	20,296,023

		37,958,946

COMMERCIAL SERVICES – 0.79%
MasterCard Inc. Class A	38,715	9,745,340
Visa Inc. Class A	194,148	14,293,175

		24,038,515

Security	Shares	Value
COMPUTERS – 9.09%
Apple Inc.[a]	369,272	$128,672,828
Dell Inc.[a]	672,775	9,761,965
EMC Corp.[a]	828,712	22,002,304
Hewlett-Packard Co.	872,332	35,739,442
International Business Machines Corp.	488,870	79,720,031

		275,896,570

COSMETICS & PERSONAL CARE – 2.96%
Avon Products Inc.	172,048	4,652,178
Colgate-Palmolive Co.	197,857	15,978,931
Procter & Gamble Co. (The)	1,122,851	69,167,622

		89,798,731

DIVERSIFIED FINANCIAL SERVICES – 6.71%
American Express Co.	419,079	18,942,371
Capital One Financial Corp.	183,222	9,520,215
Citigroup Inc.[a]	11,651,476	51,499,524
Goldman Sachs Group Inc. (The)	208,841	33,095,033
JPMorgan Chase & Co.	1,596,933	73,618,611
Morgan Stanley	619,208	16,916,763

		203,592,517

ELECTRIC – 1.17%
American Electric Power Co. Inc.	192,623	6,768,772
Entergy Corp.	71,684	4,817,882
Exelon Corp.	265,156	10,935,033
Southern Co.	338,769	12,910,487

		35,432,174

ELECTRICAL COMPONENTS & EQUIPMENT – 0.58%
Emerson Electric Co.	302,113	17,652,463

		17,652,463

FOOD – 0.93%
H.J. Heinz Co.	128,928	6,294,265
Kraft Foods Inc. Class A	700,647	21,972,290

		28,266,555

FOREST PRODUCTS & PAPER – 0.17%
Weyerhaeuser Co.	215,185	5,293,551

		5,293,551

HEALTH CARE - PRODUCTS – 3.11%
Baxter International Inc.	232,127	12,481,469
Johnson & Johnson	1,096,606	64,973,905
Medtronic Inc.	428,408	16,857,855

		94,313,229

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2011

Security	Shares	Value
HEALTH CARE - SERVICES – 0.65%
UnitedHealth Group Inc.	438,155	$19,804,606

		19,804,606

INSURANCE – 2.76%
Allstate Corp. (The)	212,240	6,744,987
Berkshire Hathaway Inc. Class Ba	694,032	58,041,896
MetLife Inc.	422,714	18,907,998

		83,694,881

INTERNET – 2.79%
Amazon.com Inc.[a]	142,732	25,710,315
Google Inc. Class Aa	100,558	58,948,105

		84,658,420

MACHINERY – 0.94%
Caterpillar Inc.	255,924	28,497,137

		28,497,137

MANUFACTURING – 4.31%
3M Co.	285,158	26,662,273
General Electric Co.	4,256,435	85,341,522
Honeywell International Inc.	314,133	18,756,881

		130,760,676

MEDIA – 3.03%
Comcast Corp. Class A	1,112,312	27,496,353
News Corp. Class A NVS	914,903	16,065,697
Time Warner Inc.	437,806	15,629,674
Walt Disney Co. (The)	761,961	32,832,899

		92,024,623

MINING – 0.94%
Alcoa Inc.	425,735	7,514,223
Freeport-McMoRan Copper & Gold Inc.	379,179	21,063,393

		28,577,616

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.	560,644	5,970,859

		5,970,859

OIL & GAS – 12.17%
Apache Corp.	153,335	20,074,618
Chevron Corp.	804,680	86,446,773
ConocoPhillips	573,366	45,789,009
Devon Energy Corp.	171,065	15,698,635
Exxon Mobil Corp.	1,987,556	167,213,086
Occidental Petroleum Corp.	326,131	34,077,428

		369,299,549

Security	Shares	Value
OIL & GAS SERVICES – 3.14%
Baker Hughes Inc.	173,972	$12,774,764
Halliburton Co.	365,902	18,236,556
National Oilwell Varco Inc.	168,687	13,371,818
Schlumberger Ltd.	545,780	50,899,443

		95,282,581

PHARMACEUTICALS – 5.53%
Abbott Laboratories	619,986	30,410,313
Bristol-Myers Squibb Co.	682,017	18,025,709
Gilead Sciences Inc.[a]	318,601	13,521,427
Merck & Co. Inc.	1,236,658	40,822,081
Pfizer Inc.	3,205,456	65,102,811

		167,882,341

PIPELINES – 0.24%
Williams Companies Inc. (The)	234,841	7,322,342

		7,322,342

RETAIL – 5.68%
Costco Wholesale Corp.	174,879	12,822,128
CVS Caremark Corp.	548,110	18,811,135
Home Depot Inc. (The)	656,535	24,331,187
Lowe’s Companies Inc.	552,857	14,612,011
McDonald’s Corp.	418,624	31,853,100
Target Corp.	283,672	14,186,437
Wal-Mart Stores Inc.	785,797	40,900,734
Walgreen Co.	369,537	14,833,215

		172,349,947

SEMICONDUCTORS – 2.00%
Intel Corp.	2,201,012	44,394,412
Texas Instruments Inc.	469,543	16,227,406

		60,621,818

SOFTWARE – 4.19%
Microsoft Corp.	2,964,141	75,170,616
Oracle Corp.	1,560,065	52,059,369

		127,229,985

TELECOMMUNICATIONS – 6.46%
AT&T Inc.	2,369,895	72,518,787
Cisco Systems Inc.	2,217,496	38,030,056
QUALCOMM Inc.	659,458	36,158,082
Sprint Nextel Corp.[a]	1,197,923	5,558,363
Verizon Communications Inc.	1,134,283	43,715,267

		195,980,555

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2011

Security	Shares	Value
TRANSPORTATION – 2.32%
FedEx Corp.	126,206	$11,806,571
Norfolk Southern Corp.	142,668	9,882,613
Union Pacific Corp.	196,706	19,342,101
United Parcel Service Inc. Class B	395,450	29,389,844

		70,421,129

TOTAL COMMON STOCKS
(Cost: $3,355,395,140)		3,030,753,564

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	2,431,443	2,431,443

		2,431,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,431,443)		2,431,443

TOTAL INVESTMENTS
IN SECURITIES – 99.94%
(Cost: $3,357,826,583)		3,033,185,007
Other Assets, Less Liabilities – 0.06%		1,823,284

NET ASSETS – 100.00%		$3,035,008,291

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$24,020,442	0.21%

		24,020,442	0.21

AEROSPACE & DEFENSE
Other securities[a]		55,691,767	0.50

		55,691,767	0.50

AGRICULTURE
Other securities[a]		9,498,773	0.08

		9,498,773	0.08

AIRLINES
Other securities[a]		42,308,765	0.38

		42,308,765	0.38

APPAREL
Other securities[a]		156,764,412	1.40

		156,764,412	1.40

AUTO MANUFACTURERS
Other securities[a]		29,828,029	0.27

		29,828,029	0.27

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	1,037,796	82,701,963	0.74

		82,701,963	0.74

BANKS
Other securities[a]		381,667,509	3.41

		381,667,509	3.41

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	1,078,457	69,679,107	0.62
Other securities[a]		38,843,652	0.35

		108,522,759	0.97

BIOTECHNOLOGY
Vertex Pharmaceuticals
Inc.[b]	1,898,480	90,994,147	0.81
Other securities[a]		41,931,771	0.38

		132,925,918	1.19

BUILDING MATERIALS
Other securities[a]		59,947,756	0.54

		59,947,756	0.54

CHEMICALS
Albemarle Corp.	851,157	50,873,654	0.45

Security	Shares	Value	% of Net Assets
Lubrizol Corp.	595,130	$79,723,615	0.71%
Other securities[a]		232,740,103	2.09

		363,337,372	3.25

COAL
Arch Coal Inc.	1,509,153	54,389,874	0.49
Other securities[a]		21,916,600	0.19

		76,306,474	0.68

COMMERCIAL SERVICES
Manpower Inc.	760,627	47,828,226	0.43
Other securities[a]		434,887,395	3.88

		482,715,621	4.31
COMPUTERS
FactSet Research Systems Inc.[c]	430,523	45,088,674	0.40
Riverbed Technology Inc.[b]	1,401,683	52,773,365	0.47
Other securities[a]		220,792,009	1.98

		318,654,048	2.85

COSMETICS & PERSONAL CARE
Other securities[a]		29,719,322	0.27

		29,719,322	0.27

DISTRIBUTION & WHOLESALE
Other securities[a]		123,123,596	1.10

		123,123,596	1.10

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	482,164	52,734,277	0.47
Other securities[a]		149,219,158	1.33

		201,953,435	1.80

ELECTRIC
OGE Energy Corp.	906,949	45,855,341	0.41
Other securities[a]		323,971,465	2.89

		369,826,806	3.30

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	1,493,348	65,513,177	0.59
Energizer Holdings Inc.[b]	656,196	46,694,907	0.42
Other securities[a]		39,988,043	0.35

		152,196,127	1.36

ELECTRONICS
Avnet Inc.[b]	1,418,229	48,347,427	0.43

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Mettler-Toledo
International Inc.[b]	300,222	$51,638,184	0.46%
Trimble Navigation Ltd.[b]	1,134,778	57,351,680	0.51
Other securities[a]		208,154,048	1.86

		365,491,339	3.26

ENGINEERING & CONSTRUCTION
KBR Inc.	1,404,977	53,065,981	0.47
Other securities[a]		101,991,563	0.91

		155,057,544	1.38

ENTERTAINMENT
Other securities[a]		50,768,781	0.45

		50,768,781	0.45

ENVIRONMENTAL CONTROL
Other securities[a]		62,121,634	0.55

		62,121,634	0.55

FOOD
Other securities[a]		149,771,932	1.34

		149,771,932	1.34

FOREST PRODUCTS & PAPER
Rayonier Inc.[c]	753,076	46,924,166	0.42
Other securities[a]		76,769,873	0.68

		123,694,039	1.10

GAS
National Fuel Gas Co.	764,868	56,600,232	0.51
Other securities[a]		206,121,901	1.84

		262,722,133	2.35

HAND & MACHINE TOOLS
Other securities[a]		85,975,089	0.77

		85,975,089	0.77

HEALTH CARE – PRODUCTS
Beckman Coulter Inc.	642,372	53,361,842	0.48
Henry Schein Inc.[b]	853,571	59,895,077	0.54
Hologic Inc.[b]	2,422,572	53,781,098	0.48
Other securities[a]		286,599,033	2.55

		453,637,050	4.05

HEALTH CARE – SERVICES
Universal Health Services
Inc. Class B	905,453	44,738,433	0.40
Other securities[a]		219,672,990	1.96

		264,411,423	2.36

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$105,011,906	0.94%

		105,011,906	0.94

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	662,288	52,545,930	0.47
Other securities[a]		112,160,975	1.00

		164,706,905	1.47

INSURANCE
Reinsurance Group of
America Inc.	732,775	46,003,614	0.41
Other securities[a]		405,529,063	3.62

		451,532,677	4.03

INTERNET
Other securities[a]		163,882,288	1.46

		163,882,288	1.46

INVESTMENT COMPANIES
Other securities[a]		21,909,414	0.20

		21,909,414	0.20

IRON & STEEL
Other securities[a]		95,542,936	0.85

		95,542,936	0.85

LEISURE TIME
Other securities[a]		61,045,834	0.55

		61,045,834	0.55

LODGING
Other securities[a]		4,903,996	0.04

		4,903,996	0.04

MACHINERY
AGCO Corp.[b]	876,996	48,208,470	0.43
Bucyrus International Inc.	756,509	69,182,748	0.62
Other securities[a]		221,224,590	1.97

		338,615,808	3.02

MANUFACTURING
Other securities[a]		335,322,216	3.00

		335,322,216	3.00

MEDIA
Other securities[a]		50,083,896	0.45

		50,083,896	0.45

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Other securities[a]		$89,350,141	0.80%

		89,350,141	0.80

MINING
Other securities[a]		28,537,687	0.25

		28,537,687	0.25

OFFICE FURNISHINGS
Other securities[a]		27,757,851	0.25

		27,757,851	0.25

OIL & GAS
Cimarex Energy Co.	794,275	91,532,251	0.82
Plains Exploration & Production Co.[b]	1,301,394	47,149,505	0.42
Pride International Inc.[b]	1,644,300	70,622,685	0.63
Other securities[a]		262,430,233	2.34

		471,734,674	4.21

OIL & GAS SERVICES
Oceaneering International Inc.[b]	502,681	44,964,815	0.40
Other securities[a]		114,824,138	1.03

		159,788,953	1.43

PACKAGING & CONTAINERS
Other securities[a]		97,515,069	0.87

		97,515,069	0.87

PHARMACEUTICALS
Perrigo Co.	771,886	61,380,375	0.55
Other securities[a]		143,527,581	1.28

		204,907,956	1.83

PIPELINES
Other securities[a]		28,660,159	0.26

		28,660,159	0.26

REAL ESTATE
Other securities[a]		39,715,371	0.35

		39,715,371	0.35

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	1,573,552	56,600,665	0.51
Federal Realty Investment Trust[c]	571,629	46,622,061	0.42
Macerich Co. (The)	1,210,727	59,967,308	0.54

Security	Shares	Value	% of Net Assets
Nationwide Health Properties Inc.	1,174,758	$49,962,458	0.45%
SL Green Realty Corp.	728,982	54,819,446	0.49
Other securities[a]		546,815,965	4.87

		814,787,903	7.28

RETAIL
Advance Auto Parts Inc.	743,665	48,799,297	0.44
Chipotle Mexican Grill Inc.[b]	288,272	78,516,645	0.70
Dollar Tree Inc.[b]	1,163,067	64,573,480	0.58
PetSmart Inc.	1,092,447	44,735,705	0.40
Other securities[a]		512,007,577	4.57

		748,632,704	6.69

SAVINGS & LOANS
New York Community Bancorp Inc.	4,059,021	70,058,702	0.63
Other securities[a]		70,074,296	0.62

		140,132,998	1.25

SEMICONDUCTORS
Atmel Corp.[b]	4,243,784	57,842,776	0.52
Cree Inc.[b,c]	1,015,931	46,895,375	0.42
Lam Research Corp.[b]	1,147,546	65,019,956	0.58
Rovi Corp.[b]	1,048,997	56,278,689	0.50
Skyworks Solutions Inc.[b,c]	1,722,416	55,840,727	0.50
Other securities[a]		183,424,622	1.64

		465,302,145	4.16

SHIPBUILDING
Other securities[a]		18,726,958	0.17

		18,726,958	0.17

SOFTWARE
ANSYS Inc.[b]	852,530	46,198,601	0.41
Informatica Corp.[b]	881,367	46,033,798	0.41
Other securities[a]		320,016,616	2.86

		412,249,015	3.68

TELECOMMUNICATIONS
Other securities[a]		193,760,821	1.73

		193,760,821	1.73

TEXTILES
Other securities[a]		31,978,331	0.29

		31,978,331	0.29

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Kansas City Southern Industries Inc.[b]	953,708	$51,929,401	0.46%
Other securities[a]		142,321,798	1.28

		194,251,199	1.74

TRUCKING & LEASING
Other securities[a]		16,672,860	0.15

		16,672,860	0.15

WATER
Other securities[a]		29,341,295	0.26

		29,341,295	0.26

TOTAL COMMON STOCKS
(Cost: $9,172,392,526)		11,181,723,824	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	539,615,472	539,615,472	4.82
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	73,981,574	73,981,574	0.66
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	8,354,686	8,354,686	0.07

		621,951,732	5.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $621,951,732)		621,951,732	5.55

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,794,344,258)		11,803,675,556	105.43

Other Assets, Less Liabilities		(608,271,597)	(5.43)

NET ASSETS		$11,195,403,959	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$12,008,972	0.36%

		12,008,972	0.36

AEROSPACE & DEFENSE
BE Aerospace Inc.[b]	578,771	20,563,734	0.61

		20,563,734	0.61

AIRLINES
Other securities[a]		7,595,179	0.23

		7,595,179	0.23

APPAREL
Phillips-Van Heusen Corp.	379,373	24,670,626	0.74
Other securities[a]		56,918,300	1.70

		81,588,926	2.44

AUTO MANUFACTURERS
Other securities[a]		9,999,520	0.30

		9,999,520	0.30

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	373,068	29,729,789	0.89

		29,729,789	0.89

BANKS
Other securities[a]		12,980,066	0.39

		12,980,066	0.39

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	656,999	42,448,705	1.27
Hansen Natural Corp.[b]	392,899	23,664,307	0.70

		66,113,012	1.97

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	543,697	26,059,397	0.78
Other securities[a]		13,232,136	0.39

		39,291,533	1.17

BUILDING MATERIALS
Other securities[a]		13,237,131	0.40

		13,237,131	0.40

CHEMICALS
Albemarle Corp.	518,533	30,992,717	0.93
Lubrizol Corp.	362,552	48,567,466	1.45
Other securities[a]		17,328,389	0.51

		96,888,572	2.89

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$21,929,631	0.66%

		21,929,631	0.66

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	289,360	24,853,130	0.74
Other securities[a]		129,702,158	3.88

		154,555,288	4.62

COMPUTERS
FactSet Research Systems Inc.[c]	262,280	27,468,584	0.82
MICROS Systems Inc.[b]	457,506	22,614,522	0.68
Riverbed Technology Inc.[b]	853,917	32,149,975	0.96
Other securities[a]		44,395,224	1.32

		126,628,305	3.78

COSMETICS & PERSONAL CARE
Other securities[a]		9,963,091	0.30

		9,963,091	0.30

DISTRIBUTION & WHOLESALE
Other securities[a]		23,878,610	0.71

		23,878,610	0.71

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		62,499,376	1.87

		62,499,376	1.87

ELECTRIC
Other securities[a]		12,603,414	0.38

		12,603,414	0.38

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	573,236	25,147,863	0.75
Other securities[a]		25,155,116	0.75

		50,302,979	1.50

ELECTRONICS
Gentex Corp.	806,285	24,390,121	0.73
Mettler-Toledo International Inc.[b]	182,898	31,458,456	0.94
Trimble Navigation Ltd.[b]	435,608	22,015,628	0.66
Other securities[a]		50,105,526	1.49

		127,969,731	3.82

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[a]		$22,838,502	0.68%

		22,838,502	0.68

ENVIRONMENTAL CONTROL
Other securities[a]		16,482,304	0.49

		16,482,304	0.49

FOOD
Other securities[a]		20,195,311	0.60

		20,195,311	0.60

FOREST PRODUCTS & PAPER
Other securities[a]		25,098,778	0.75

		25,098,778	0.75

GAS
Other securities[a]		17,935,602	0.54

		17,935,602	0.54

HAND & MACHINE TOOLS
Other securities[a]		18,959,216	0.57

		18,959,216	0.57

HEALTH CARE – PRODUCTS
IDEXX Laboratories Inc.[b,c]	324,474	25,055,882	0.75
ResMed Inc.[b,c]	867,620	26,028,600	0.78
Other securities[a]		140,118,759	4.18

		191,203,241	5.71

HEALTH CARE – SERVICES
Universal Health Services Inc. Class B	551,614	27,255,248	0.81
Other securities[a]		65,426,735	1.96

		92,681,983	2.77

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b]	286,167	26,799,540	0.80
Tupperware Brands Corp.	355,493	21,226,487	0.63
Other securities[a]		23,633,518	0.71

		71,659,545	2.14

INSURANCE
Other securities[a]		20,756,119	0.62

		20,756,119	0.62

INTERNET
Equinix Inc.[b]	260,299	23,713,239	0.71
Rackspace Hosting Inc.[b]	557,004	23,867,621	0.71
TIBCO Software Inc.[b]	936,592	25,522,132	0.76

Security	Shares	Value	% of Net Assets
Other securities[a]		$12,593,617	0.38%

		85,696,609	2.56

IRON & STEEL
Other securities[a]		3,944,952	0.12

		3,944,952	0.12

LEISURE TIME
Other securities[a]		37,192,147	1.11

		37,192,147	1.11

MACHINERY
Bucyrus International Inc.	460,866	42,146,196	1.26
Gardner Denver Inc.	295,359	23,046,863	0.69
Other securities[a]		70,082,952	2.09

		135,276,011	4.04

MANUFACTURING
Other securities[a]		52,143,064	1.56

		52,143,064	1.56

MEDIA
Other securities[a]		11,031,007	0.33

		11,031,007	0.33

METAL FABRICATE & HARDWARE
Other securities[a]		20,233,729	0.60

		20,233,729	0.60

MINING
Other securities[a]		17,386,105	0.52

		17,386,105	0.52

OFFICE FURNISHINGS
Other securities[a]		3,209,567	0.10

		3,209,567	0.10

OIL & GAS
Cimarex Energy Co.	280,685	32,346,139	0.97
Other securities[a]		69,560,179	2.07

		101,906,318	3.04

OIL & GAS SERVICES
Oceaneering International Inc.[b]	306,242	27,393,347	0.82
Other securities[a]		33,716,827	1.01

		61,110,174	1.83

PACKAGING & CONTAINERS
Other securities[a]		13,556,418	0.40

		13,556,418	0.40

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Endo Pharmaceuticals Holdings Inc.[b]	663,757	$25,328,967	0.76%
Perrigo Co.	470,239	37,393,406	1.12
Other securities[a]		36,131,437	1.07

		98,853,810	2.95

REAL ESTATE
Jones Lang LaSalle Inc.	242,583	24,195,228	0.72

		24,195,228	0.72

REAL ESTATE INVESTMENT TRUSTS
Macerich Co. (The)	737,583	36,532,486	1.09
SL Green Realty Corp.[c]	439,738	33,068,298	0.99
Other securities[a]		195,069,270	5.82

		264,670,054	7.90

RETAIL
Advance Auto Parts Inc.	453,050	29,729,141	0.89
Chipotle Mexican Grill Inc.[b]	175,616	47,832,530	1.43
Dollar Tree Inc.[b]	708,546	39,338,474	1.17
Panera Bread Co. Class Ab	178,077	22,615,779	0.68
PetSmart Inc.	665,535	27,253,658	0.81
Tractor Supply Co.	412,033	24,664,295	0.74
Williams-Sonoma Inc.	594,880	24,092,640	0.72
Other securities[a]		133,705,676	3.99

		349,232,193	10.43

SEMICONDUCTORS
Atmel Corp.[b]	2,585,348	35,238,293	1.05
Cree Inc.[b,c]	618,919	28,569,301	0.85
Rovi Corp.[b]	639,057	34,285,408	1.02
Skyworks Solutions Inc.[b]	1,049,311	34,018,663	1.02
Other securities[a]		93,872,324	2.81

		225,983,989	6.75

SHIPBUILDING
Other securities[a]		6,850,446	0.20

		6,850,446	0.20

SOFTWARE
Allscripts Healthcare Solutions Inc.[b]	1,069,848	22,456,110	0.67
ANSYS Inc.[b]	519,373	28,144,823	0.84
Global Payments Inc.	451,497	22,087,233	0.66
Informatica Corp.[b]	536,941	28,044,428	0.84
MSCI Inc. Class Ab	677,420	24,942,604	0.74

Security	Shares	Value	% of Net Assets
Other securities[a]		$89,353,164	2.67%

		215,028,362	6.42

TELECOMMUNICATIONS
Polycom Inc.[b]	496,211	25,728,540	0.77
Other securities[a]		63,990,295	1.91

		89,718,835	2.68

TRANSPORTATION
Other securities[a]		40,365,551	1.21

		40,365,551	1.21

WATER
Other securities[a]		9,121,894	0.27

		9,121,894	0.27

TOTAL COMMON STOCKS (Cost: $2,731,317,627)		3,344,843,923	99.90

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	176,030,163	176,030,163	5.26
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	24,133,831	24,133,831	0.72
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	3,070,044	3,070,044	0.09

		203,234,038	6.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $203,234,038)		203,234,038	6.07

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,934,551,665)		3,548,077,961	105.97

Other Assets, Less Liabilities		(199,907,662)	(5.97)

NET ASSETS		$3,348,170,299	100.00%

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2011

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,812,715	0.08%

		1,812,715	0.08

AEROSPACE & DEFENSE
Other securities[a]		9,277,275	0.38

		9,277,275	0.38

AGRICULTURE
Other securities[a]		4,006,725	0.17

		4,006,725	0.17

AIRLINES
Other securities[a]		12,648,570	0.52

		12,648,570	0.52

APPAREL
Other securities[a]		9,683,011	0.40

		9,683,011	0.40

AUTO MANUFACTURERS
Other securities[a]		5,677,959	0.24

		5,677,959	0.24

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	180,216	14,361,413	0.60

		14,361,413	0.60

BANKS
Commerce Bancshares Inc.	304,449	12,311,918	0.51
Cullen/Frost Bankers Inc.	240,700	14,206,114	0.59
East West Bancorp Inc.	584,538	12,836,454	0.53
Other securities[a]		113,474,858	4.70

		152,829,344	6.33

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	426,156	20,425,657	0.85
Other securities[a]		8,561,067	0.35

		28,986,724	1.20

BUILDING MATERIALS
Other securities[a]		16,196,830	0.67

		16,196,830	0.67

CHEMICALS
Ashland Inc.	310,910	17,958,162	0.74
Valspar Corp. (The)	377,363	14,754,893	0.61
Other securities[a]		53,760,272	2.23

		86,473,327	3.58

Security	Shares	Value	% of Net Assets
COAL
Arch Coal Inc.	345,134	$12,438,629	0.52%
Other securities[a]		4,648,935	0.19

		17,087,564	0.71

COMMERCIAL SERVICES
Manpower Inc.	322,099	20,253,585	0.84
Other securities[a]		76,738,773	3.18

		96,992,358	4.02

COMPUTERS
Other securities[a]		46,955,266	1.95

		46,955,266	1.95

COSMETICS & PERSONAL CARE
Other securities[a]		5,669,848	0.23

		5,669,848	0.23

DISTRIBUTION & WHOLESALE
Ingram Micro Inc. Class Ab	626,842	13,182,488	0.55
Other securities[a]		22,340,807	0.92

		35,523,295	1.47

DIVERSIFIED FINANCIAL SERVICES
Raymond James Financial Inc.	397,268	15,191,528	0.63
Other securities[a]		26,898,342	1.11

		42,089,870	1.74

ELECTRIC
Alliant Energy Corp.	436,162	16,979,787	0.70
MDU Resources Group Inc.	742,497	17,055,156	0.71
NSTAR	407,468	18,853,544	0.78
NV Energy Inc.	926,746	13,799,248	0.57
OGE Energy Corp.	384,058	19,417,972	0.80
Other securities[a]		61,729,000	2.56

		147,834,707	6.12

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		29,494,972	1.22

		29,494,972	1.22

ELECTRONICS
Arrow Electronics Inc.[b]	451,625	18,914,055	0.78
Avnet Inc.[b]	600,573	20,473,534	0.85
Other securities[a]		26,442,124	1.10

		65,829,713	2.73

ENGINEERING & CONSTRUCTION
AECOM Technology Corp.[b]	467,042	12,951,075	0.54

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
KBR Inc.	594,975	$22,472,206	0.93%
URS Corp.[b]	317,172	14,605,770	0.61
Other securities[a]		15,611,075	0.64

		65,640,126	2.72

ENTERTAINMENT
Other securities[a]		5,625,254	0.23

		5,625,254	0.23

ENVIRONMENTAL CONTROL
Other securities[a]		14,851,467	0.62

		14,851,467	0.62

FOOD
Ralcorp Holdings Inc.[b]	216,270	14,799,356	0.61
Smithfield Foods Inc.[b]	653,066	15,712,768	0.65
Other securities[a]		18,887,482	0.79

		49,399,606	2.05

FOREST PRODUCTS & PAPER
Other securities[a]		34,908,980	1.45

		34,908,980	1.45

GAS
Energen Corp.	283,451	17,891,427	0.74
Southern Union Co.	490,360	14,034,103	0.58
UGI Corp.	437,081	14,379,965	0.60
Other securities[a]		52,472,857	2.17

		98,778,352	4.09

HAND & MACHINE TOOLS
Other securities[a]		23,235,978	0.96

		23,235,978	0.96

HEALTH CARE – PRODUCTS
Beckman Coulter Inc.	157,886	13,115,590	0.54
Hologic Inc.[b]	677,125	15,032,175	0.62
Other securities[a]		31,141,344	1.30

		59,289,109	2.46

HEALTH CARE – SERVICES
Community Health Systems Inc.[b]	364,863	14,590,871	0.60
Other securities[a]		33,035,283	1.37

		47,626,154	1.97

HOME BUILDERS
NVR Inc.[b]	23,180	17,524,080	0.73

Security	Shares	Value	% of Net Assets
Other securities[a]		$26,918,071	1.11%

		44,442,151	1.84

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		19,942,077	0.83

		19,942,077	0.83

INSURANCE
Everest Re Group Ltd.	214,121	18,881,190	0.78
Fidelity National Financial Inc. Class A	880,085	12,435,601	0.52
HCC Insurance Holdings Inc.	451,981	14,151,525	0.59
Old Republic International Corp.	1,019,823	12,941,554	0.54
Reinsurance Group of America Inc.	310,302	19,480,760	0.81
W.R. Berkley Corp.	454,975	14,654,745	0.61
Other securities[a]		84,194,588	3.47

		176,739,963	7.32

INTERNET
Other securities[a]		9,818,098	0.41

		9,818,098	0.41

INVESTMENT COMPANIES
Other securities[a]		9,271,945	0.38

		9,271,945	0.38

IRON & STEEL
Reliance Steel & Aluminum Co.	293,684	16,969,061	0.70
Steel Dynamics Inc.	857,258	16,090,733	0.67
Other securities[a]		4,650,777	0.19

		37,710,571	1.56

LODGING
Other securities[a]		2,069,477	0.09

		2,069,477	0.09

MACHINERY
Terex Corp.[b]	429,158	15,896,012	0.66
Other securities[a]		33,488,139	1.39

		49,384,151	2.05

MANUFACTURING
Pentair Inc.	387,109	14,628,849	0.61
Other securities[a]		91,109,586	3.77

		105,738,435	4.38

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$13,555,164	0.56%

		13,555,164	0.56

METAL FABRICATE & HARDWARE
Other securities[a]		23,796,304	0.99

		23,796,304	0.99

OFFICE FURNISHINGS
Other securities[a]		9,543,536	0.40

		9,543,536	0.40

OIL & GAS
Cimarex Energy Co.	141,291	16,282,375	0.67
Patterson-UTI Energy Inc.	606,578	17,827,327	0.74
Plains Exploration & Production Co.[b]	551,089	19,965,955	0.83
Pride International Inc.[b]	696,357	29,908,533	1.24
Other securities[a]		44,941,139	1.86

		128,925,329	5.34

OIL & GAS SERVICES
Other securities[a]		25,188,790	1.04

		25,188,790	1.04

PACKAGING & CONTAINERS
Sonoco Products Co.	394,486	14,292,228	0.59
Other securities[a]		17,587,404	0.73

		31,879,632	1.32

PHARMACEUTICALS
Omnicare Inc.	459,784	13,788,922	0.57
Other securities[a]		4,263,931	0.18

		18,052,853	0.75

PIPELINES
Other securities[a]		12,134,660	0.50

		12,134,660	0.50

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	439,821	15,820,361	0.66
Other securities[a]		145,451,266	6.02

		161,271,627	6.68

RETAIL
Other securities[a]		74,220,128	3.07

		74,220,128	3.07

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
New York Community Bancorp Inc.	1,718,980	$29,669,595	1.23%
Other securities[a]		29,643,876	1.23

		59,313,471	2.46

SEMICONDUCTORS
Lam Research Corp.[b]	238,148	13,493,466	0.56
Other securities[a]		26,468,015	1.10

		39,961,481	1.66

SHIPBUILDING
Other securities[a]		3,169,230	0.13

		3,169,230	0.13

SOFTWARE
Other securities[a]		25,113,462	1.04

		25,113,462	1.04

TELECOMMUNICATIONS
Other securities[a]		19,627,729	0.81

		19,627,729	0.81

TEXTILES
Mohawk Industries Inc.[b]	221,425	13,540,139	0.56

		13,540,139	0.56

TRANSPORTATION
Other securities[a]		54,176,623	2.24

		54,176,623	2.24

TRUCKING & LEASING
Other securities[a]		7,064,342	0.29

		7,064,342	0.29

WATER
Other securities[a]		6,080,271	0.25

		6,080,271	0.25

TOTAL COMMON STOCKS
(Cost: $2,109,933,139)		2,410,518,151	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	70,374,006	70,374,006	2.92

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	9,648,314	$9,648,314	0.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	1,928,524	1,928,524	0.08

		81,950,844	3.40

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,950,844)		81,950,844	3.40

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,191,883,983)		2,492,468,995	103.26

Other Assets, Less Liabilities		(78,695,401)	(3.26)

NET ASSETS		$2,413,773,594	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Esterline Technologies Corp.[a]	448,083	$31,688,430	0.42%
Moog Inc. Class Aa	668,128	30,673,757	0.40
Teledyne Technologies Inc.[a]	538,842	27,863,520	0.37
Other securities[b]		104,300,465	1.38

		194,526,172	2.57

AGRICULTURE
Other securities[b]		18,446,161	0.24

		18,446,161	0.24

AIRLINES
Other securities[b]		23,108,847	0.31

		23,108,847	0.31

APPAREL
Wolverine World Wide Inc.	729,643	27,201,091	0.36
Other securities[b]		152,834,429	2.02

		180,035,520	2.38

AUTO PARTS & EQUIPMENT
Other securities[b]		16,176,122	0.21

		16,176,122	0.21

BANKS
Signature Bank[a]	596,792	33,659,069	0.44
Other securities[b]		386,277,408	5.10

		419,936,477	5.54

BEVERAGES
Other securities[b]		21,690,552	0.29

		21,690,552	0.29

BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[a,c]	1,084,080	48,718,555	0.64
Other securities[b]		42,556,757	0.57

		91,275,312	1.21

BUILDING MATERIALS
Other securities[b]		105,546,425	1.39

		105,546,425	1.39

CHEMICALS
Other securities[b]		118,097,837	1.56

		118,097,837	1.56

COMMERCIAL SERVICES
HealthSpring Inc.[a]	960,652	35,899,565	0.47

Security	Shares	Value	% of Net Assets
HMS Holdings Corp.[a]	409,818	$33,543,603	0.44%
Wright Express Corp.[a]	565,219	29,300,953	0.39
Other securities[b]		415,029,840	5.48

		513,773,961	6.78

COMPUTERS
CACI International Inc. Class Aa	447,088	27,415,436	0.36
Other securities[b]		151,668,360	2.00

		179,083,796	2.36

DISTRIBUTION & WHOLESALE
Other securities[b]		82,275,108	1.09

		82,275,108	1.09

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[a]	503,633	36,155,813	0.48
Other securities[b]		96,330,834	1.27

		132,486,647	1.75

ELECTRIC
Other securities[b]		130,925,607	1.73

		130,925,607	1.73

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[b]		80,294,785	1.06

		80,294,785	1.06

ELECTRONICS
Brady Corp. Class A	774,797	27,652,505	0.37
Dionex Corp.[a]	256,989	30,337,551	0.40
Other securities[b]		277,083,916	3.65

		335,073,972	4.42

ENERGY – ALTERNATE SOURCES
Other securities[b]		5,286,412	0.07

		5,286,412	0.07

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[a]	980,491	30,365,807	0.40
Other securities[b]		28,806,899	0.38

		59,172,706	0.78

ENTERTAINMENT
Other securities[b]		20,842,891	0.28

		20,842,891	0.28

ENVIRONMENTAL CONTROL
Darling International Inc.[a]	1,717,157	26,392,703	0.35

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[b]		$35,820,918	0.47%

		62,213,621	0.82

FOOD
TreeHouse Foods Inc.[a,c]	521,154	29,638,028	0.39
United Natural Foods Inc.[a,c]	708,537	31,756,628	0.42
Other securities[b]		113,589,450	1.50

		174,984,106	2.31

FOREST PRODUCTS & PAPER
Other securities[b]		72,704,304	0.96

		72,704,304	0.96

GAS
Piedmont Natural Gas Co.	1,064,800	32,316,680	0.43
Other securities[b]		107,678,492	1.42

		139,995,172	1.85

HEALTH CARE – PRODUCTS
Other securities[b]		247,451,860	3.27

		247,451,860	3.27

HEALTH CARE – SERVICES
AMERIGROUP Corp.[a]	727,469	46,739,883	0.62
Other securities[b]		170,546,930	2.25

		217,286,813	2.87

HOME BUILDERS
Other securities[b]		28,820,633	0.38

		28,820,633	0.38

HOME FURNISHINGS
Other securities[b]		37,139,354	0.49

		37,139,354	0.49

HOUSEHOLD PRODUCTS & WARES
Other securities[b]		45,200,570	0.60

		45,200,570	0.60

HOUSEWARES
Toro Co. (The)	456,423	30,224,331	0.40
Other securities[b]		8,644,584	0.11

		38,868,915	0.51

INSURANCE
ProAssurance Corp.[a]	448,531	28,423,409	0.38
Other securities[b]		147,010,744	1.94

		175,434,153	2.32

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[b]		$153,325,047	2.02%

		153,325,047	2.02

INVESTMENT COMPANIES
Other securities[b]		15,855,491	0.21

		15,855,491	0.21

IRON & STEEL
Other securities[b]		9,804,282	0.13

		9,804,282	0.13

LEISURE TIME
Brunswick Corp.	1,307,573	33,251,581	0.44
Other securities[b]		21,379,949	0.28

		54,631,530	0.72

LODGING
Other securities[b]		5,213,461	0.07

		5,213,461	0.07

MACHINERY
Robbins & Myers Inc.	667,642	30,704,856	0.41
Other securities[b]		109,494,814	1.44

		140,199,670	1.85

MANUFACTURING
Actuant Corp. Class A	1,007,333	29,212,657	0.39
CLARCOR Inc.	740,681	33,278,797	0.44
Other securities[b]		163,520,545	2.15

		226,011,999	2.98

MEDIA
Other securities[b]		21,439,690	0.28

		21,439,690	0.28

METAL FABRICATE & HARDWARE
Other securities[b]		57,259,764	0.76

		57,259,764	0.76

MINING
Other securities[b]		65,838,166	0.87

		65,838,166	0.87

MISCELLANEOUS – MANUFACTURING
Other securities[b]		8,098,849	0.11

		8,098,849	0.11

OFFICE FURNISHINGS
Other securities[b]		17,495,515	0.23

		17,495,515	0.23

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
OIL & GAS
Holly Corp.	649,821	$39,483,124	0.52%
Swift Energy Co.[a]	618,408	26,393,653	0.35
Other securities[b]		110,803,643	1.46

		176,680,420	2.33

OIL & GAS SERVICES
CARBO Ceramics Inc.	279,153	39,394,071	0.52
ION Geophysical Corp.[a,c]	2,250,229	28,555,406	0.38
Lufkin Industries Inc.	451,582	42,209,370	0.56
Oil States International Inc.[a]	747,472	56,912,518	0.75
SEACOR Holdings Inc.	315,031	29,127,766	0.38
World Fuel Services Corp.	1,022,962	41,542,487	0.55
Other securities[b]		48,893,310	0.64

		286,634,928	3.78

PHARMACEUTICALS
Catalyst Health Solutions Inc.[a]	575,516	32,188,610	0.42
Salix Pharmaceuticals Ltd.[a]	855,400	29,964,662	0.40
Other securities[b]		109,700,121	1.45

		171,853,393	2.27

REAL ESTATE
Other securities[b]		9,935,287	0.13

		9,935,287	0.13

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	1,930,043	36,709,418	0.48
DiamondRock Hospitality Co.[c]	2,455,792	27,431,197	0.36
Entertainment Properties Trust	683,385	31,996,086	0.42
Extra Space Storage Inc.	1,293,527	26,788,944	0.35
Home Properties Inc.[c]	558,367	32,915,735	0.43
Kilroy Realty Corp.	770,826	29,931,174	0.40
LaSalle Hotel Properties[c]	1,113,783	30,072,141	0.40
Mid-America Apartment Communities Inc.[c]	522,111	33,519,526	0.44
National Retail Properties Inc.[c]	1,231,507	32,179,278	0.42
Post Properties Inc.[c]	723,922	28,413,938	0.38
Tanger Factory Outlet Centers Inc.	1,194,735	31,349,846	0.41
Other securities[b]		235,944,701	3.13

		577,251,984	7.62

Security	Shares	Value	% of Net Assets
RETAIL
Other securities[b]		$566,151,941	7.47%

		566,151,941	7.47

SAVINGS & LOANS
Other securities[b]		22,775,464	0.30

		22,775,464	0.30

SEMICONDUCTORS
TriQuint Semiconductor Inc.[a]	2,392,151	30,882,669	0.41
Veeco Instruments Inc.[a,c]	597,210	30,362,156	0.40
Other securities[b]		256,486,284	3.38

		317,731,109	4.19

SOFTWARE
Progress Software Corp.[a]	986,715	28,703,539	0.38
Other securities[b]		264,407,662	3.49

		293,111,201	3.87

STORAGE & WAREHOUSING
Other securities[b]		13,018,696	0.17

		13,018,696	0.17

TELECOMMUNICATIONS
Anixter International Inc.	417,033	29,146,436	0.38
Other securities[b]		191,023,894	2.53

		220,170,330	2.91

TEXTILES
Other securities[b]		20,594,830	0.27

		20,594,830	0.27

TOYS, GAMES & HOBBIES
Other securities[b]		16,696,895	0.22

		16,696,895	0.22

TRANSPORTATION
Other securities[b]		120,436,880	1.59

		120,436,880	1.59

WATER
Other securities[b]		9,847,120	0.13

		9,847,120	0.13

TOTAL COMMON STOCKS
(Cost: $7,141,184,246)		7,566,218,753	99.88

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	502,783,012	$502,783,012	6.63%
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	68,931,823	68,931,823	0.91
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	4,391,232	4,391,232	0.06

		576,106,067	7.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $576,106,067)		576,106,067	7.60

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,717,290,313)		8,142,324,820	107.48

Other Assets, Less Liabilities		(566,641,969)	(7.48)

NET ASSETS		$7,575,682,851	100.00%

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Triumph Group Inc.	138,988	$12,293,488	0.58%
Other securities[a]		7,024,597	0.32

		19,318,085	0.90

AGRICULTURE
Other securities[a]		4,031,872	0.19

		4,031,872	0.19

AIRLINES
Other securities[a]		5,551,077	0.26

		5,551,077	0.26

APPAREL
Carter’s Inc.[b]	486,714	13,934,622	0.65
Crocs Inc.[b]	748,108	13,346,247	0.62
Iconix Brand Group Inc.[b]	614,169	13,192,350	0.62
Other securities[a]		36,574,909	1.72

		77,048,128	3.61

AUTO PARTS & EQUIPMENT
Other securities[a]		1,801,261	0.08

		1,801,261	0.08

BANKS
Signature Bank[b]	342,377	19,310,063	0.90
Other securities[a]		20,357,101	0.96

		39,667,164	1.86

BEVERAGES
Other securities[a]		12,434,183	0.58

		12,434,183	0.58

BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b]	622,139	27,958,927	1.31
Other securities[a]		16,653,482	0.78

		44,612,409	2.09

BUILDING MATERIALS
Other securities[a]		5,950,995	0.28

		5,950,995	0.28

CHEMICALS
Other securities[a]		25,085,897	1.17

		25,085,897	1.17

COMMERCIAL SERVICES
Chemed Corp.	178,197	11,869,702	0.56

Security	Shares	Value	% of Net Assets
Coinstar Inc.[b,c]	268,484	$12,328,785	0.58%
HealthSpring Inc.[b]	551,164	20,596,999	0.96
HMS Holdings Corp.[b]	235,117	19,244,326	0.90
MAXIMUS Inc.	144,835	11,756,257	0.55
PAREXEL International Corp.[b]	494,320	12,308,568	0.58
Wright Express Corp.[b]	324,209	16,806,995	0.79
Other securities[a]		93,013,793	4.34

		197,925,425	9.26

COMPUTERS
Other securities[a]		63,131,016	2.95

		63,131,016	2.95

DISTRIBUTION & WHOLESALE
Other securities[a]		8,519,647	0.40

		8,519,647	0.40

DIVERSIFIED FINANCIAL SERVICES
Portfolio Recovery Associates Inc.[b,c]	144,285	12,282,982	0.57
Stifel Financial Corp.[b]	288,958	20,744,295	0.97
Other securities[a]		17,777,281	0.84

		50,804,558	2.38

ELECTRIC
Other securities[a]		4,920,939	0.23

		4,920,939	0.23

ELECTRICAL COMPONENTS & EQUIPMENT
Littelfuse Inc.	190,230	10,862,133	0.51
Other securities[a]		14,518,494	0.68

		25,380,627	1.19

ELECTRONICS
Dionex Corp.[b]	147,419	17,402,813	0.81
Other securities[a]		73,308,265	3.43

		90,711,078	4.24

ENGINEERING & CONSTRUCTION
Other securities[a]		2,449,150	0.11

		2,449,150	0.11

ENTERTAINMENT
Other securities[a]		5,782,714	0.27

		5,782,714	0.27

ENVIRONMENTAL CONTROL
Darling International Inc.[b]	984,789	15,136,207	0.71

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$11,025,334	0.51%

		26,161,541	1.22

FOOD
TreeHouse Foods Inc.[b]	298,939	17,000,661	0.80
United Natural Foods Inc.[b]	243,910	10,932,046	0.51
Other securities[a]		26,890,156	1.26

		54,822,863	2.57

FOREST PRODUCTS & PAPER
Other securities[a]		24,399,838	1.14

		24,399,838	1.14

GAS
Other securities[a]		16,483,025	0.77

		16,483,025	0.77

HEALTH CARE – PRODUCTS
Align Technology Inc.[b]	577,157	11,820,175	0.55
American Medical Systems Holdings Inc.[b]	647,906	14,020,686	0.66
Haemonetics Corp.[b]	214,417	14,052,890	0.66
Other securities[a]		50,375,625	2.35

		90,269,376	4.22

HEALTH CARE – SERVICES
AMERIGROUP Corp.[b]	254,679	16,363,126	0.77
Other securities[a]		34,934,720	1.63

		51,297,846	2.40

HOME BUILDERS
Other securities[a]		364,048	0.02

		364,048	0.02

HOME FURNISHINGS
Other securities[a]		10,524,411	0.49

		10,524,411	0.49

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		6,620,987	0.31

		6,620,987	0.31

HOUSEWARES
Other securities[a]		14,843,933	0.69

		14,843,933	0.69

INSURANCE
Other securities[a]		8,754,706	0.41

		8,754,706	0.41

Security	Shares	Value	% of Net Assets
INTERNET
j2 Global Communications Inc.[b]	387,050	$11,421,846	0.53%
Other securities[a]		59,968,485	2.81

		71,390,331	3.34

LEISURE TIME
Other securities[a]		15,130,971	0.71

		15,130,971	0.71

LODGING
Other securities[a]		348,504	0.02

		348,504	0.02

MACHINERY
Other securities[a]		23,070,609	1.08

		23,070,609	1.08

MANUFACTURING
Other securities[a]		42,030,584	1.97

		42,030,584	1.97

MEDIA
Other securities[a]		10,658,809	0.50

		10,658,809	0.50

METAL FABRICATE & HARDWARE
Other securities[a]		6,992,113	0.33

		6,992,113	0.33

MINING
Other securities[a]		14,415,741	0.67

		14,415,741	0.67

MISCELLANEOUS – MANUFACTURING
Other securities[a]		2,606,761	0.12

		2,606,761	0.12

OFFICE FURNISHINGS
Other securities[a]		5,616,042	0.26

		5,616,042	0.26

OIL & GAS
Gulfport Energy Corp.[b]	313,396	11,329,265	0.53
Other securities[a]		29,037,062	1.36

		40,366,327	1.89

OIL & GAS SERVICES
CARBO Ceramics Inc.	160,175	22,603,896	1.06
Lufkin Industries Inc.	142,538	13,323,027	0.62
Oil States International Inc.[b]	429,019	32,665,507	1.53

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
SEACOR Holdings Inc.	121,088	$11,195,796	0.52%
Other securities[a]		9,985,612	0.47

		89,773,838	4.20

PHARMACEUTICALS
Catalyst Health Solutions Inc.[b]	330,150	18,465,290	0.86
Cubist Pharmaceuticals Inc.[b]	501,472	12,657,153	0.59
Salix Pharmaceuticals Ltd.[b]	490,648	17,187,400	0.80
ViroPharma Inc.[b]	659,536	13,124,766	0.61
Other securities[a]		32,415,223	1.53

		93,849,832	4.39

REAL ESTATE
Other securities[a]		3,468,906	0.16

		3,468,906	0.16

REAL ESTATE INVESTMENT TRUSTS
Home Properties Inc.	185,812	10,953,617	0.51
Mid-America Apartment Communities Inc.[c]	175,923	11,294,257	0.53
National Retail Properties Inc.	430,993	11,261,847	0.53
Tanger Factory Outlet Centers Inc.	685,354	17,983,689	0.84
Other securities[a]		110,831,799	5.19

		162,325,209	7.60

RETAIL
Cash America International Inc.	249,629	11,495,415	0.54
EZCORP Inc.[b]	421,103	13,218,423	0.62
Jos. A. Bank Clothiers Inc.[b]	233,001	11,855,091	0.55
Other securities[a]		158,093,458	7.40

		194,662,387	9.11

SAVINGS & LOANS
Other securities[a]		3,621,487	0.17

		3,621,487	0.17

SEMICONDUCTORS
Hittite Microwave Corp.[b]	210,896	13,448,838	0.63
TriQuint Semiconductor Inc.[b]	1,372,282	17,716,161	0.83
Veeco Instruments Inc.[b,c]	342,577	17,416,615	0.81
Other securities[a]		84,564,493	3.96

		133,146,107	6.23

Security	Shares	Value	% of Net Assets
SOFTWARE
CommVault Systems Inc.[b]	367,706	$14,664,115	0.69%
JDA Software Group Inc.[b]	356,143	10,776,887	0.50
Progress Software Corp.[b]	565,948	16,463,427	0.77
Quality Systems Inc.[c]	161,319	13,444,325	0.63
Taleo Corp. Class Ab	344,232	12,271,871	0.57
Other securities[a]		69,938,063	3.28

		137,558,688	6.44

STORAGE & WAREHOUSING
Other securities[a]		3,878,245	0.18

		3,878,245	0.18

TELECOMMUNICATIONS
ViaSat Inc.[b]	350,886	13,979,298	0.65
Other securities[a]		42,121,143	1.98

		56,100,441	2.63

TEXTILES
Other securities[a]		3,415,593	0.16

		3,415,593	0.16

TOYS, GAMES & HOBBIES
Other securities[a]		3,752,815	0.18

		3,752,815	0.18

TRANSPORTATION
Other securities[a]		23,693,440	1.11

		23,693,440	1.11

WATER
Other securities[a]		2,991,011	0.14

		2,991,011	0.14

TOTAL COMMON STOCKS
(Cost: $1,725,025,897)		2,134,533,590	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	126,080,909	126,080,909	5.90
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	17,285,761	17,285,761	0.81

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	1,263,968	$1,263,968	0.06%

		144,630,638	6.77

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,630,638)		144,630,638	6.77

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,869,656,535)		2,279,164,228	106.65

Other Assets, Less Liabilities		(142,036,884)	(6.65)

NET ASSETS		$2,137,127,344	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	334,462	$11,752,995	0.62%
Esterline Technologies Corp.[a]	220,185	15,571,483	0.82
Moog Inc. Class Aa	328,299	15,072,207	0.80
Teledyne Technologies Inc.[a]	264,715	13,688,413	0.72
Other securities[b]		22,981,093	1.22

		79,066,191	4.18

AGRICULTURE
Other securities[b]		5,622,774	0.30

		5,622,774	0.30

AIRLINES
Other securities[b]		6,607,903	0.35

		6,607,903	0.35

APPAREL
Other securities[b]		22,556,637	1.19

		22,556,637	1.19

AUTO PARTS & EQUIPMENT
Other securities[b]		6,411,257	0.34

		6,411,257	0.34

BANKS
Susquehanna Bancshares Inc.	939,051	8,780,127	0.46
Umpqua Holdings Corp.	827,963	9,471,897	0.50
Wintrust Financial Corp.	252,758	9,288,856	0.49
Other securities[b]		145,350,090	7.68

		172,890,970	9.13

BIOTECHNOLOGY
Other securities[b]		6,663,261	0.35

		6,663,261	0.35

BUILDING MATERIALS
Simpson Manufacturing Co. Inc.	290,003	8,543,488	0.45
Texas Industries Inc.	201,096	9,095,572	0.48
Other securities[b]		29,162,177	1.54

		46,801,237	2.47

CHEMICALS
Other securities[b]		36,569,288	1.93

		36,569,288	1.93

COMMERCIAL SERVICES
ABM Industries Inc.	344,440	8,745,332	0.46

Security	Shares	Value	% of Net Assets
GEO Group Inc. (The)[a]	465,647	$11,939,189	0.63%
Live Nation Entertainment Inc.[a]	1,130,739	11,307,390	0.60
Other securities[b]		50,978,576	2.69

		82,970,487	4.38

COMPUTERS
CACI International Inc. Class Aa	219,609	13,466,424	0.71
Other securities[b]		20,413,351	1.08

		33,879,775	1.79

DISTRIBUTION & WHOLESALE
Pool Corp.	353,859	8,531,541	0.45
United Stationers Inc.	167,311	11,887,447	0.63
Other securities[b]		12,746,766	0.67

		33,165,754	1.75

DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		21,598,504	1.14

		21,598,504	1.14

ELECTRIC
ALLETE Inc.	225,081	8,771,407	0.46
Avista Corp.	414,401	9,585,095	0.51
UIL Holdings Corp.	364,610	11,127,897	0.59
UniSource Energy Corp.	265,075	9,577,160	0.51
Other securities[b]		21,072,939	1.11

		60,134,498	3.18

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[b]		17,730,237	0.94

		17,730,237	0.94

ELECTRONICS
Benchmark Electronics Inc.[a]	442,114	8,386,903	0.44
Brady Corp. Class A	380,661	13,585,791	0.72
Other securities[b]		65,148,270	3.44

		87,120,964	4.60

ENERGY – ALTERNATE SOURCES
Other securities[b]		2,597,900	0.14

		2,597,900	0.14

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[a]	481,766	14,920,293	0.79
Other securities[b]		12,039,844	0.63

		26,960,137	1.42

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[b]		$5,308,314	0.28%

		5,308,314	0.28

ENVIRONMENTAL CONTROL
Other securities[b]		8,165,133	0.43

		8,165,133	0.43

FOOD
Other securities[b]		39,109,820	2.07

		39,109,820	2.07

FOREST PRODUCTS & PAPER
Other securities[b]		14,832,901	0.78

		14,832,901	0.78

GAS
New Jersey Resources Corp.	299,245	12,852,573	0.68
Piedmont Natural Gas Co.	334,895	10,164,063	0.54
Southwest Gas Corp.	330,711	12,887,807	0.68
Other securities[b]		18,788,624	0.99

		54,693,067	2.89

HEALTH CARE – PRODUCTS
Other securities[b]		44,288,859	2.34

		44,288,859	2.34

HEALTH CARE – SERVICES
AMERIGROUP Corp.[a]	139,459	8,960,241	0.47
Centene Corp.[a]	359,232	11,847,471	0.63
Other securities[b]		42,058,251	2.22

		62,865,963	3.32

HOME BUILDERS
Other securities[b]		13,877,798	0.73

		13,877,798	0.73

HOME FURNISHINGS
Other securities[b]		9,259,266	0.49

		9,259,266	0.49

HOUSEHOLD PRODUCTS & WARES
Other securities[b]		16,565,415	0.88

		16,565,415	0.88

HOUSEWARES
Other securities[b]		6,402,547	0.34

		6,402,547	0.34

Security	Shares	Value	% of Net Assets
INSURANCE
Delphi Financial Group Inc. Class A	394,061	$12,101,613	0.64%
ProAssurance Corp.[a]	220,372	13,964,974	0.74
Other securities[b]		53,303,862	2.81

		79,370,449	4.19

INTERNET
Other securities[b]		14,182,221	0.75

		14,182,221	0.75

INVESTMENT COMPANIES
Other securities[b]		7,781,360	0.41

		7,781,360	0.41

IRON & STEEL
Other securities[b]		4,832,795	0.26

		4,832,795	0.26

LEISURE TIME
Brunswick Corp.	321,799	8,183,349	0.43
Other securities[b]		5,728,697	0.31

		13,912,046	0.74

LODGING
Other securities[b]		2,285,468	0.12

		2,285,468	0.12

MACHINERY
Applied Industrial Technologies Inc.	273,004	9,080,113	0.48
Briggs & Stratton Corp.	363,732	8,238,530	0.44
Robbins & Myers Inc.	197,091	9,064,215	0.48
Other securities[b]		22,809,796	1.20

		49,192,654	2.60

MANUFACTURING
Actuant Corp. Class A	494,953	14,353,637	0.76
Ceradyne Inc.[a]	179,860	8,108,089	0.43
CLARCOR Inc.	189,279	8,504,306	0.45
Other securities[b]		44,263,742	2.33

		75,229,774	3.97

MEDIA
Other securities[b]		1,357,884	0.07

		1,357,884	0.07

METAL FABRICATE & HARDWARE
Mueller Industries Inc.	273,545	10,017,218	0.53

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[b]		$12,122,658	0.64%

		22,139,876	1.17

MINING
Other securities[b]		20,050,732	1.06

		20,050,732	1.06

MISCELLANEOUS – MANUFACTURING
Other securities[b]		1,776,833	0.09

		1,776,833	0.09

OFFICE FURNISHINGS
Other securities[b]		3,802,339	0.20

		3,802,339	0.20

OIL & GAS
Holly Corp.	319,348	19,403,584	1.02
Swift Energy Co.[a]	194,678	8,308,857	0.44
Other securities[b]		24,590,346	1.30

		52,302,787	2.76

OIL & GAS SERVICES
Lufkin Industries Inc.	100,015	9,348,402	0.49
Tetra Technologies Inc.[a]	554,656	8,541,703	0.45
World Fuel Services Corp.	502,720	20,415,459	1.08
Other securities[b]		25,760,906	1.36

		64,066,470	3.38

PHARMACEUTICALS
Other securities[b]		4,020,307	0.21

		4,020,307	0.21

REAL ESTATE
Other securities[b]		1,912,157	0.10

		1,912,157	0.10

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	503,336	9,573,451	0.51
Kilroy Realty Corp.	215,900	8,383,397	0.44
LaSalle Hotel Properties[c]	345,284	9,322,668	0.49
Other securities[b]		117,177,302	6.19

		144,456,818	7.63

RETAIL
Casey’s General Stores Inc.	274,581	10,708,659	0.57
Jack in the Box Inc.[a]	367,714	8,339,754	0.44
Other securities[b]		92,438,768	4.88

		111,487,181	5.89

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[b]		$8,228,698	0.43%

		8,228,698	0.43

SEMICONDUCTORS
Other securities[b]		42,178,067	2.23

		42,178,067	2.23

SOFTWARE
Other securities[b]		25,623,223	1.35

		25,623,223	1.35

STORAGE & WAREHOUSING
Other securities[b]		3,078,379	0.16

		3,078,379	0.16

TELECOMMUNICATIONS
Anixter International Inc.	204,908	14,321,020	0.76
ARRIS Group Inc.[a]	877,578	11,180,344	0.59
Other securities[b]		34,689,771	1.83

		60,191,135	3.18

TEXTILES
Other securities[b]		7,218,088	0.38

		7,218,088	0.38

TOYS, GAMES & HOBBIES
Other securities[b]		5,008,599	0.26

		5,008,599	0.26

TRANSPORTATION
Bristow Group Inc.[a]	262,176	12,400,925	0.65
Other securities[b]		26,550,206	1.41

		38,951,131	2.06

WATER
Other securities[b]		2,282,059	0.12

		2,282,059	0.12

TOTAL COMMON STOCKS
(Cost: $1,689,821,571)		1,891,636,387	99.90

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	69,456,252	69,456,252	3.67

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	9,522,490	$9,522,490	0.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	631,477	631,477	0.03

		79,610,219	4.20

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,610,219)		79,610,219	4.20

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,769,431,790)		1,971,246,606	104.10

Other Assets, Less Liabilities		(77,718,123)	(4.10)

NET ASSETS		$1,893,528,483	100.00%

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$554,658	0.16%

		554,658	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	18,031	1,333,032	0.39
United Technologies Corp.	22,589	1,912,159	0.56
Other securities[a]		3,353,745	1.00

		6,598,936	1.95

AGRICULTURE
Altria Group Inc.	51,324	1,335,964	0.39
Philip Morris International Inc.	44,102	2,894,414	0.85
Other securities[a]		2,205,929	0.66

		6,436,307	1.90

AIRLINES
Other securities[a]		379,322	0.11

		379,322	0.11

APPAREL
Other securities[a]		2,215,383	0.65

		2,215,383	0.65

AUTO MANUFACTURERS
Ford Motor Co.[b]	92,659	1,381,546	0.41
Other securities[a]		549,129	0.16

		1,930,675	0.57

AUTO PARTS & EQUIPMENT
Other securities[a]		1,027,580	0.30

		1,027,580	0.30

BANKS
Bank of America Corp.	248,366	3,310,719	0.98
PNC Financial Services Group Inc. (The)[c]	12,850	809,421	0.24
U.S. Bancorp	47,057	1,243,716	0.37
Wells Fargo & Co.	129,273	4,097,954	1.21
Other securities[a]		5,895,930	1.73

		15,357,740	4.53

BEVERAGES
Coca-Cola Co. (The)	56,301	3,735,571	1.10
PepsiCo Inc.	38,933	2,507,675	0.74
Other securities[a]		1,198,100	0.35

		7,441,346	2.19

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$3,541,467	1.04%

		3,541,467	1.04

BUILDING MATERIALS
Other securities[a]		465,467	0.14

		465,467	0.14

CHEMICALS
E.I. du Pont de Nemours and Co.	22,564	1,240,343	0.37
Other securities[a]		5,323,814	1.57

		6,564,157	1.94

COAL
Other securities[a]		1,160,653	0.34

		1,160,653	0.34

COMMERCIAL SERVICES
Other securities[a]		5,718,511	1.69

		5,718,511	1.69

COMPUTERS
Apple Inc.[b]	22,629	7,885,075	2.33
EMC Corp.[b]	50,671	1,345,315	0.40
Hewlett-Packard Co.	53,365	2,186,364	0.64
International Business Machines Corp.	29,926	4,880,033	1.44
Other securities[a]		3,717,298	1.09

		20,014,085	5.90

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	68,729	4,233,706	1.25
Other securities[a]		1,619,936	0.48

		5,853,642	1.73

DISTRIBUTION & WHOLESALE
Other securities[a]		1,099,971	0.32

		1,099,971	0.32

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.[b]	713,019	3,151,544	0.93
Goldman Sachs Group Inc. (The)	12,774	2,024,296	0.60
JPMorgan Chase & Co.	97,751	4,506,321	1.33
Other securities[a]		7,420,394	2.18

		17,102,555	5.04

ELECTRIC
Other securities[a]		9,957,040	2.94

		9,957,040	2.94

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$1,708,552	0.50%

		1,708,552	0.50

ELECTRONICS
Other securities[a]		3,178,710	0.94

		3,178,710	0.94

ENERGY – ALTERNATE SOURCES
Other securities[a]		224,636	0.07

		224,636	0.07

ENGINEERING & CONSTRUCTION
Other securities[a]		988,209	0.29

		988,209	0.29

ENTERTAINMENT
Other securities[a]		291,176	0.09

		291,176	0.09

ENVIRONMENTAL CONTROL
Other securities[a]		1,114,928	0.33

		1,114,928	0.33

FOOD
Kraft Foods Inc. Class A	42,924	1,346,097	0.40
Other securities[a]		4,764,140	1.40

		6,110,237	1.80

FOREST PRODUCTS & PAPER
Other securities[a]		1,402,286	0.41

		1,402,286	0.41

GAS
Other securities[a]		1,433,887	0.42

		1,433,887	0.42

HAND & MACHINE TOOLS
Other securities[a]		624,761	0.18

		624,761	0.18

HEALTH CARE – PRODUCTS
Johnson & Johnson	67,120	3,976,860	1.17
Other securities[a]		7,280,432	2.15

		11,257,292	3.32

HEALTH CARE – SERVICES
Other securities[a]		4,407,002	1.30

		4,407,002	1.30

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$178,615	0.05%

		178,615	0.05

HOME BUILDERS
Other securities[a]		526,868	0.16

		526,868	0.16

HOME FURNISHINGS
Other securities[a]		300,152	0.09

		300,152	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,741,498	0.51

		1,741,498	0.51

HOUSEWARES
Other securities[a]		203,525	0.06

		203,525	0.06

INSURANCE
Berkshire Hathaway Inc. Class Bb	42,476	3,552,268	1.05
Other securities[a]		9,617,439	2.83

		13,169,707	3.88

INTERNET
Amazon.com Inc.[b]	8,730	1,572,535	0.46
Google Inc. Class Ab	6,155	3,608,122	1.06
Other securities[a]		3,945,429	1.17

		9,126,086	2.69

INVESTMENT COMPANIES
Other securities[a]		84,101	0.03

		84,101	0.03

IRON & STEEL
Other securities[a]		1,357,480	0.40

		1,357,480	0.40

LEISURE TIME
Other securities[a]		902,202	0.27

		902,202	0.27

LODGING
Other securities[a]		930,360	0.27

		930,360	0.27

MACHINERY
Caterpillar Inc.	15,667	1,744,520	0.51

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$3,435,738	1.02%

		5,180,258	1.53

MANUFACTURING
3M Co.	17,467	1,633,165	0.48
General Electric Co.	260,563	5,224,288	1.54
Other securities[a]		6,736,110	1.99

		13,593,563	4.01

MEDIA
Comcast Corp. Class A	68,140	1,684,421	0.50
Walt Disney Co. (The)	46,602	2,008,080	0.59
Other securities[a]		5,746,426	1.69

		9,438,927	2.78

METAL FABRICATE & HARDWARE
Other securities[a]		861,361	0.25

		861,361	0.25

MINING
Freeport-McMoRan Copper & Gold Inc.	23,171	1,287,149	0.38
Other securities[a]		1,497,285	0.44

		2,784,434	0.82

MISCELLANEOUS – MANUFACTURING
Other securities[a]		13,384	0.00

		13,384	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		496,601	0.15

		496,601	0.15

OFFICE FURNISHINGS
Other securities[a]		98,316	0.03

		98,316	0.03

OIL & GAS
Apache Corp.	9,392	1,229,601	0.36
Chevron Corp.	49,260	5,292,002	1.56
ConocoPhillips	35,084	2,801,808	0.83
Exxon Mobil Corp.	121,764	10,244,005	3.02
Occidental Petroleum Corp.	19,948	2,084,367	0.61
Other securities[a]		10,588,948	3.13

		32,240,731	9.51

OIL & GAS SERVICES
Schlumberger Ltd.	33,399	3,114,791	0.92

Security	Shares	Value	% of Net Assets
Other securities[a]		$4,252,459	1.25%

		7,367,250	2.17

PACKAGING & CONTAINERS
Other securities[a]		705,672	0.21

		705,672	0.21

PHARMACEUTICALS
Abbott Laboratories	37,967	1,862,281	0.55
Merck & Co. Inc.	75,660	2,497,537	0.74
Pfizer Inc.	196,195	3,984,720	1.17
Other securities[a]		7,367,443	2.17

		15,711,981	4.63

PIPELINES
Other securities[a]		1,449,280	0.43

		1,449,280	0.43

REAL ESTATE
Other securities[a]		314,881	0.09

		314,881	0.09

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		7,214,068	2.13

		7,214,068	2.13

RETAIL
Home Depot Inc. (The)	40,221	1,490,590	0.44
McDonald’s Corp.	25,604	1,948,208	0.57
Wal-Mart Stores Inc.	48,077	2,502,408	0.74
Other securities[a]		13,522,806	3.99

		19,464,012	5.74

SAVINGS & LOANS
Other securities[a]		644,700	0.19

		644,700	0.19

SEMICONDUCTORS
Intel Corp.	134,675	2,716,395	0.80
Other securities[a]		6,161,663	1.82

		8,878,058	2.62

SHIPBUILDING
Other securities[a]		49,302	0.01

		49,302	0.01

SOFTWARE
Microsoft Corp.	181,442	4,601,369	1.36
Oracle Corp.	95,468	3,185,767	0.94

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$5,929,728	1.75%

		13,716,864	4.05

STORAGE & WAREHOUSING
Other securities[a]		19,865	0.01

		19,865	0.01

TELECOMMUNICATIONS
AT&T Inc.	145,061	4,438,867	1.31
Cisco Systems Inc.	135,659	2,326,552	0.69
QUALCOMM Inc.	40,339	2,211,787	0.65
Verizon Communications Inc.	69,401	2,674,715	0.79
Other securities[a]		5,036,029	1.48

		16,687,950	4.92

TEXTILES
Other securities[a]		209,479	0.06

		209,479	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		393,068	0.12

		393,068	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	24,226	1,800,476	0.53
Other securities[a]		4,575,636	1.35

		6,376,112	1.88

TRUCKING & LEASING
Other securities[a]		45,425	0.01

		45,425	0.01

WATER
Other securities[a]		93,307	0.03

		93,307	0.03

TOTAL COMMON STOCKS
(Cost: $318,968,889)		338,730,614	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	2,659,152	2,659,152	0.79
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	364,571	364,571	0.11

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	285,198	$285,198	0.08%

		3,308,921	0.98

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,308,921)		3,308,921	0.98

TOTAL INVESTMENTS IN SECURITIES
(Cost: $322,277,810)		342,039,535	100.86

Other Assets, Less Liabilities		(2,902,477)	(0.86)

NET ASSETS		$339,137,058	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,355,395,140	$9,172,392,526	$2,731,317,627
Affiliated issuers (Note 2)	2,431,443	621,951,732	203,234,038

Total cost of investments	$3,357,826,583	$9,794,344,258	$2,934,551,665

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,030,753,564	$11,181,723,824	$3,344,843,923
Affiliated issuers (Note 2)	2,431,443	621,951,732	203,234,038

Total fair value of investments	3,033,185,007	11,803,675,556	3,548,077,961
Receivables:
Investment securities sold	–	108,852,294	61,847,913
Dividends and interest	4,092,660	8,513,226	1,845,567
Capital shares sold	–	525,342	106,413

Total Assets	3,037,277,667	11,921,566,418	3,611,877,854

LIABILITIES
Payables:
Investment securities purchased	1,718,312	110,748,897	62,857,557
Collateral for securities on loan (Note 5)	–	613,597,046	200,163,994
Capital shares redeemed	34,720	–	–
Investment advisory fees (Note 2)	516,344	1,816,516	686,004

Total Liabilities	2,269,376	726,162,459	263,707,555

NET ASSETS	$3,035,008,291	$11,195,403,959	$3,348,170,299

Net assets consist of:
Paid-in capital	$3,680,685,010	$9,603,764,598	$3,166,536,646
Undistributed net investment income	689,924	–	–
Accumulated net realized loss	(321,725,067)	(417,691,937)	(431,892,643)
Net unrealized appreciation (depreciation)	(324,641,576)	2,009,331,298	613,526,296

NET ASSETS	$3,035,008,291	$11,195,403,959	$3,348,170,299

Shares outstanding[b]	51,150,000	113,400,000	30,350,000

Net asset value per share	$59.34	$98.72	$110.32

[a]	Securities on loan with values of $ –, $596,515,559 and $196,402,674, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,109,933,139	$7,141,184,246	$1,725,025,897
Affiliated issuers (Note 2)	81,950,844	576,106,067	144,630,638

Total cost of investments	$2,191,883,983	$7,717,290,313	$1,869,656,535

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,410,518,151	$7,566,218,753	$2,134,533,590
Affiliated issuers (Note 2)	81,950,844	576,106,067	144,630,638

Total fair value of investments	2,492,468,995	8,142,324,820	2,279,164,228
Receivables:
Investment securities sold	2,283,088	46,879,750	26,779,659
Dividends and interest	2,353,291	6,983,180	1,410,784
Capital shares sold	105,083	112,401	227,931

Total Assets	2,497,210,457	8,196,300,151	2,307,582,602

LIABILITIES
Payables:
Investment securities purchased	2,916,920	47,646,079	26,667,811
Collateral for securities on loan (Note 5)	80,022,320	571,714,835	143,366,670
Investment advisory fees (Note 2)	497,623	1,256,386	420,777

Total Liabilities	83,436,863	620,617,300	170,455,258

NET ASSETS	$2,413,773,594	$7,575,682,851	$2,137,127,344

Net assets consist of:
Paid-in capital	$2,459,594,352	$7,753,488,022	$2,061,553,179
Undistributed net investment income	–	–	–
Accumulated net realized loss	(346,405,770)	(602,839,678)	(333,933,528)
Net unrealized appreciation (depreciation)	300,585,012	425,034,507	409,507,693

NET ASSETS	$2,413,773,594	$7,575,682,851	$2,137,127,344

Shares outstanding[b]	28,000,000	102,950,000	27,050,000

Net asset value per share	$86.21	$73.59	$79.01

[a]	Securities on loan with values of $76,856,736, $559,193,520 and $140,282,236, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,689,821,571	$318,116,798
Affiliated issuers (Note 2)	79,610,219	4,161,012

Total cost of investments	$1,769,431,790	$322,277,810

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,891,636,387	$337,921,193
Affiliated issuers (Note 2)	79,610,219	4,118,342

Total fair value of investments	1,971,246,606	342,039,535
Receivables:
Investment securities sold	3,387,143	112,024
Dividends and interest	2,170,800	414,534

Total Assets	1,976,804,549	342,566,093

LIABILITIES
Payables:
Investment securities purchased	3,892,049	348,017
Collateral for securities on loan (Note 5)	78,978,742	3,023,723
Investment advisory fees (Note 2)	396,430	57,295
Securities related to in-kind transactions (Note 4)	8,845	–

Total Liabilities	83,276,066	3,429,035

NET ASSETS	$1,893,528,483	$339,137,058

Net assets consist of:
Paid-in capital	$2,047,111,447	$339,382,476
Undistributed net investment income	–	–
Accumulated net realized loss	(355,397,780)	(20,007,143)
Net unrealized appreciation (depreciation)	201,814,816	19,761,725

NET ASSETS	$1,893,528,483	$339,137,058

Shares outstanding[b]	24,850,000	5,600,000

Net asset value per share	$76.20	$60.56

[a]	Securities on loan with values of $77,403,802 and $2,963,240, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$54,636,319	$109,179,489	$20,668,857
Interest from unaffiliated issuers	4,508	–	–
Interest from affiliated issuers (Note 2)	2,834	8,551	2,708
Securities lending income from affiliated issuers (Note 2)	9,318	2,365,601	951,899

Total investment income	54,652,979	111,553,641	21,623,464

EXPENSES
Investment advisory fees (Note 2)	4,860,001	16,776,942	6,611,649

Total expenses	4,860,001	16,776,942	6,611,649

Net investment income	49,792,978	94,776,699	15,011,815

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(80,650,981)	66,143,869	113,773,077
In-kind redemptions	75,736,086	418,484,118	246,662,928

Net realized gain (loss)	(4,914,895)	484,627,987	360,436,005

Net change in unrealized appreciation/depreciation	239,466,046	1,561,832,121	331,068,688

Net realized and unrealized gain	234,551,151	2,046,460,108	691,504,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$284,344,129	$2,141,236,807	$706,516,508

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$37,652,415	$77,242,985	$17,189,772
Interest from affiliated issuers (Note 2)	2,211	5,107	1,653
Securities lending income from affiliated issuers (Note 2)	360,249	4,189,663	1,515,086

Total investment income	38,014,875	81,437,755	18,706,511

EXPENSES
Investment advisory fees (Note 2)	5,194,583	12,613,752	4,169,240

Total expenses	5,194,583	12,613,752	4,169,240

Net investment income	32,820,292	68,824,003	14,537,271

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	18,221,360	(20,950,011)	70,172,413
In-kind redemptions	71,520,433	399,298,486	60,650,487

Net realized gain	89,741,793	378,348,475	130,822,900

Net change in unrealized appreciation/depreciation	295,347,591	955,310,688	292,057,340

Net realized and unrealized gain	385,089,384	1,333,659,163	422,880,240

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$417,909,676	$1,402,483,166	$437,417,511

See notes to financial statements.

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$24,524,059	$5,992,516
Dividends from affiliated issuers (Note 2)	–	5,305
Interest from affiliated issuers (Note 2)	1,561	364
Securities lending income from affiliated issuers (Note 2)	568,828	22,454

Total investment income	25,094,448	6,020,639

EXPENSES
Investment advisory fees (Note 2)	4,384,442	614,287

Total expenses	4,384,442	614,287

Net investment income	20,710,006	5,406,352

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(971,240)	(2,688,828)
Investments in affiliated issuers (Note 2)	–	16,882
In-kind redemptions	97,670,155	8,689,634

Net realized gain	96,698,915	6,017,688

Net change in unrealized appreciation/depreciation	173,169,950	36,004,523

Net realized and unrealized gain	269,868,865	42,022,211

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$290,578,871	$47,428,563

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$49,792,978	$51,976,635	$94,776,699	$80,112,807
Net realized gain (loss)	(4,914,895)	(81,907,333)	484,627,987	29,557,166
Net change in unrealized appreciation/depreciation	239,466,046	875,351,349	1,561,832,121	2,420,713,091

Net increase in net assets resulting from operations	284,344,129	845,420,651	2,141,236,807	2,530,383,064

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,627,283)	(51,621,552)	(100,692,944)	(81,507,464)

Total distributions to shareholders	(49,627,283)	(51,621,552)	(100,692,944)	(81,507,464)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,784,163,467	823,230,526	2,628,907,162	2,027,474,940
Cost of shares redeemed	(1,603,793,940)	(1,053,203,634)	(1,076,512,336)	(374,213,385)

Net increase (decrease) in net assets from capital share transactions	180,369,527	(229,973,108)	1,552,394,826	1,653,261,555

INCREASE IN NET ASSETS	415,086,373	563,825,991	3,592,938,689	4,102,137,155

NET ASSETS
Beginning of year	2,619,921,918	2,056,095,927	7,602,465,270	3,500,328,115

End of year	$3,035,008,291	$2,619,921,918	$11,195,403,959	$7,602,465,270

Undistributed net investment income included in net assets at end of year	$689,924	$524,229	$–	$5,258

SHARES ISSUED AND REDEEMED
Shares sold	32,450,000	17,000,000	30,150,000	30,200,000
Shares redeemed	(30,200,000)	(22,500,000)	(13,200,000)	(5,500,000)

Net increase (decrease) in shares outstanding	2,250,000	(5,500,000)	16,950,000	24,700,000

See notes to financial statements.

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,011,815	$13,019,958	$32,820,292	$33,416,982
Net realized gain (loss)	360,436,005	(42,323,278)	89,741,793	(22,209,594)
Net change in unrealized appreciation/depreciation	331,068,688	875,291,382	295,347,591	754,631,203

Net increase in net assets resulting from operations	706,516,508	845,988,062	417,909,676	765,838,591

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,362,726)	(13,511,533)	(34,755,514)	(34,995,694)

Total distributions to shareholders	(17,362,726)	(13,511,533)	(34,755,514)	(34,995,694)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,304,549,775	876,561,382	369,581,754	396,529,826
Cost of shares redeemed	(1,252,501,365)	(326,798,621)	(397,739,085)	(200,527,692)

Net increase (decrease) in net assets from capital share transactions	52,048,410	549,762,761	(28,157,331)	196,002,134

INCREASE IN NET ASSETS	741,202,192	1,382,239,290	354,996,831	926,845,031

NET ASSETS
Beginning of year	2,606,968,107	1,224,728,817	2,058,776,763	1,131,931,732

End of year	$3,348,170,299	$2,606,968,107	$2,413,773,594	$2,058,776,763

Undistributed net investment income included in net assets at end of year	$–	$630,983	$–	$7,517

SHARES ISSUED AND REDEEMED
Shares sold	14,600,000	11,950,000	4,750,000	6,500,000
Shares redeemed	(14,950,000)	(4,500,000)	(5,550,000)	(3,300,000)

Net increase (decrease) in shares outstanding	(350,000)	7,450,000	(800,000)	3,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,824,003	$48,415,328	$14,537,271	$7,251,897
Net realized gain (loss)	378,348,475	(72,080,519)	130,822,900	(7,787,232)
Net change in unrealized appreciation/depreciation	955,310,688	2,135,776,379	292,057,340	580,486,549

Net increase in net assets resulting from operations	1,402,483,166	2,112,111,188	437,417,511	579,951,214

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(73,760,288)	(51,046,519)	(15,729,137)	(7,774,388)

Total distributions to shareholders	(73,760,288)	(51,046,519)	(15,729,137)	(7,774,388)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,068,837,724	1,925,315,556	457,055,768	644,016,251
Cost of shares redeemed	(1,864,540,027)	(1,039,845,058)	(314,660,911)	(491,242,968)

Net increase in net assets from capital share transactions	204,297,697	885,470,498	142,394,857	152,773,283

INCREASE IN NET ASSETS	1,533,020,575	2,946,535,167	564,083,231	724,950,109

NET ASSETS
Beginning of year	6,042,662,276	3,096,127,109	1,573,044,113	848,094,004

End of year	$7,575,682,851	$6,042,662,276	$2,137,127,344	$1,573,044,113

Undistributed net investment income included in net assets at end of year	$–	$–	$–	$28,480

SHARES ISSUED AND REDEEMED
Shares sold	31,900,000	38,250,000	6,550,000	12,450,000
Shares redeemed	(30,500,000)	(21,050,000)	(5,150,000)	(9,000,000)

Net increase in shares outstanding	1,400,000	17,200,000	1,400,000	3,450,000

See notes to financial statements.

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,710,006	$20,385,018	$5,406,352	$5,585,138
Net realized gain (loss)	96,698,915	(34,539,606)	6,017,688	2,671,100
Net change in unrealized appreciation/depreciation	173,169,950	685,703,788	36,004,523	109,187,744

Net increase in net assets resulting from operations	290,578,871	671,549,200	47,428,563	117,443,982

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,366,206)	(22,070,505)	(5,464,141)	(5,543,303)

Total distributions to shareholders	(22,366,206)	(22,070,505)	(5,464,141)	(5,543,303)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	342,332,079	548,448,476	16,840,431	43,409,400
Cost of shares redeemed	(592,232,837)	(241,786,732)	(39,353,372)	(85,210,720)

Net increase (decrease) in net assets from capital share transactions	(249,900,758)	306,661,744	(22,512,941)	(41,801,320)

INCREASE IN NET ASSETS	18,311,907	956,140,439	19,451,481	70,099,359

NET ASSETS
Beginning of year	1,875,216,576	919,076,137	319,685,577	249,586,218

End of year	$1,893,528,483	$1,875,216,576	$339,137,058	$319,685,577

Undistributed net investment income included in net assets at end of year	$–	$–	$–	$41,835

SHARES ISSUED AND REDEEMED
Shares sold	5,050,000	9,850,000	300,000	1,000,000
Shares redeemed	(9,450,000)	(4,050,000)	(750,000)	(1,950,000)

Net increase (decrease) in shares outstanding	(4,400,000)	5,800,000	(450,000)	(950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$53.58	$37.80	$61.48	$65.06	$58.69

Income from investment operations:
Net investment income[a]	1.10	1.03	1.37	1.41	1.28
Net realized and unrealized gain (loss)[b]	5.76	15.80	(23.65)	(3.60)	6.20

Total from investment operations	6.86	16.83	(22.28)	(2.19)	7.48

Less distributions from:
Net investment income	(1.10)	(1.05)	(1.40)	(1.39)	(1.11)

Total distributions	(1.10)	(1.05)	(1.40)	(1.39)	(1.11)

Net asset value, end of year	$59.34	$53.58	$37.80	$61.48	$65.06

Total return	13.04%	44.82%	(36.70)%	(3.56)%	12.82%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,035,008	$2,619,922	$2,056,096	$3,894,634	$3,457,892
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.05%	2.18%	2.67%	2.08%	2.03%
Portfolio turnover rate[c]	7%	8%	13%	6%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$78.82	$48.79	$77.68	$84.46	$79.21

Income from investment operations:
Net investment income[a]	0.95	0.95	1.09	0.88	1.13
Net realized and unrealized gain (loss)[b]	19.93	30.00	(28.87)	(6.80)	5.27

Total from investment operations	20.88	30.95	(27.78)	(5.92)	6.40

Less distributions from:
Net investment income	(0.98)	(0.92)	(1.11)	(0.86)	(1.07)
Return of capital	–	–	–	(0.00)[c]	(0.08)

Total distributions	(0.98)	(0.92)	(1.11)	(0.86)	(1.15)

Net asset value, end of year	$98.72	$78.82	$48.79	$77.68	$84.46

Total return	26.70%	63.71%	(36.04)%	(7.10)%	8.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,195,404	$7,602,465	$3,500,328	$4,369,332	$4,620,096
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.13%	1.43%	1.66%	1.03%	1.44%
Portfolio turnover rate[d]	14%	15%	23%	15%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$84.92	$52.68	$81.47	$84.00	$80.40

Income from investment operations:
Net investment income[a]	0.52	0.50	0.43	0.36	0.66
Net realized and unrealized gain (loss)[b]	25.48	32.25	(28.81)	(2.54)	3.61

Total from investment operations	26.00	32.75	(28.38)	(2.18)	4.27

Less distributions from:
Net investment income	(0.60)	(0.51)	(0.41)	(0.35)	(0.67)

Total distributions	(0.60)	(0.51)	(0.41)	(0.35)	(0.67)

Net asset value, end of year	$110.32	$84.92	$52.68	$81.47	$84.00

Total return	30.74%	62.33%	(34.92)%	(2.63)%	5.34%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,348,170	$2,606,968	$1,224,729	$1,926,750	$1,864,740
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.57%	0.71%	0.61%	0.41%	0.85%
Portfolio turnover rate[c]	41%	51%	45%	31%	36%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$71.49	$44.22	$72.70	$83.32	$76.67

Income from investment operations:
Net investment income[a]	1.17	1.23	1.55	1.23	1.41
Net realized and unrealized gain (loss)[b]	14.81	27.33	(28.32)	(10.63)	6.73

Total from investment operations	15.98	28.56	(26.77)	(9.40)	8.14

Less distributions from:
Net investment income	(1.26)	(1.29)	(1.71)	(1.22)	(1.32)
Return of capital	–	–	–	–	(0.17)

Total distributions	(1.26)	(1.29)	(1.71)	(1.22)	(1.49)

Net asset value, end of year	$86.21	$71.49	$44.22	$72.70	$83.32

Total return	22.62%	65.04%	(37.31)%	(11.44)%	10.78%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,413,774	$2,058,777	$1,131,932	$2,021,124	$2,745,308
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.58%	2.04%	2.51%	1.50%	1.82%
Portfolio turnover rate[c]	22%	45%	34%	29%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$59.50	$36.71	$60.15	$67.95	$65.18

Income from investment operations:
Net investment income[a]	0.68	0.52	0.71	0.67	0.49
Net realized and unrealized gain (loss)[b]	14.15	22.81	(23.44)	(7.82)	2.78

Total from investment operations	14.83	23.33	(22.73)	(7.15)	3.27

Less distributions from:
Net investment income	(0.74)	(0.54)	(0.71)	(0.65)	(0.50)
Return of capital	–	–	–	(0.00)[c]	–

Total distributions	(0.74)	(0.54)	(0.71)	(0.65)	(0.50)

Net asset value, end of year	$73.59	$59.50	$36.71	$60.15	$67.95

Total return	25.11%	63.74%	(38.06)%	(10.62)%	5.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,575,683	$6,042,662	$3,096,127	$4,018,178	$4,746,230
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.09%	1.04%	1.39%	0.99%	0.76%
Portfolio turnover rate[d]	21%	15%	23%	14%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$61.33	$38.20	$61.58	$66.75	$64.75

Income from investment operations:
Net investment income[b]	0.58	0.28	0.34	0.28	0.16
Net realized and unrealized gain (loss)[c]	17.72	23.15	(23.39)	(5.17)	2.01

Total from investment operations	18.30	23.43	(23.05)	(4.89)	2.17

Less distributions from:
Net investment income	(0.62)	(0.30)	(0.33)	(0.28)	(0.17)

Total distributions	(0.62)	(0.30)	(0.33)	(0.28)	(0.17)

Net asset value, end of year	$79.01	$61.33	$38.20	$61.58	$66.75

Total return	29.98%	61.44%	(37.55)%	(7.37)%	3.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,137,127	$1,573,044	$848,094	$1,219,261	$1,428,496
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.87%	0.55%	0.64%	0.40%	0.25%
Portfolio turnover rate[d]	46%	51%	45%	29%	32%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$64.11	$39.19	$65.45	$76.78	$72.86

Income from investment operations:
Net investment income[a]	0.78	0.77	1.10	1.06	0.82
Net realized and unrealized gain (loss)[b]	12.17	24.97	(26.22)	(11.33)	3.96

Total from investment operations	12.95	25.74	(25.12)	(10.27)	4.78

Less distributions from:
Net investment income	(0.86)	(0.82)	(1.14)	(1.04)	(0.86)
Return of capital	–	–	–	(0.02)	–

Total distributions	(0.86)	(0.82)	(1.14)	(1.06)	(0.86)

Net asset value, end of year	$76.20	$64.11	$39.19	$65.45	$76.78

Total return	20.37%	66.02%	(38.79)%	(13.57)%	6.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,893,528	$1,875,217	$919,076	$1,380,952	$2,007,691
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.18%	1.42%	1.99%	1.43%	1.14%
Portfolio turnover rate[c]	31%	52%	34%	23%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$52.84	$35.66	$58.84	$63.36	$57.98

Income from investment operations:
Net investment income[b]	0.95	0.88	1.08	1.10	1.01
Net realized and unrealized gain (loss)[c]	7.74	17.19	(23.19)	(4.54)	5.34

Total from investment operations	8.69	18.07	(22.11)	(3.44)	6.35

Less distributions from:
Net investment income	(0.97)	(0.89)	(1.07)	(1.08)	(0.97)

Total distributions	(0.97)	(0.89)	(1.07)	(1.08)	(0.97)

Net asset value, end of year	$60.56	$52.84	$35.66	$58.84	$63.36

Total return	16.66%	51.00%	(37.96)%	(5.59)%	11.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$339,137	$319,686	$249,586	$217,693	$202,730
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.76%	1.92%	2.34%	1.69%	1.68%
Portfolio turnover rate[d]	4%	6%	6%	4%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value and iShares S&P 1500 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

70	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3		Total

S&P 100
Common Stocks	$3,030,753,564	$–	$–		$3,030,753,564
Short-Term Investments	2,431,443	–	–		2,431,443

	$3,033,185,007	$–	$–		$3,033,185,007

S&P MidCap 400
Common Stocks	$11,181,723,766	$–	$58		$11,181,723,824
Short-Term Investments	621,951,732	–	–		621,951,732

	$11,803,675,498	$–	$58		$11,803,675,556

S&P MidCap 400 Growth
Common Stocks	$3,344,843,887	$–	$36		$3,344,843,923
Short-Term Investments	203,234,038	–	–		203,234,038

	$3,548,077,925	$–	$36		$3,548,077,961

S&P MidCap 400 Value
Common Stocks	$2,410,518,151	$–	$–		$2,410,518,151
Short-Term Investments	81,950,844	–	–		81,950,844

	$2,492,468,995	$–	$–		$2,492,468,995

S&P SmallCap 600
Common Stocks	$7,566,218,753	$–	$–		$7,566,218,753
Short-Term Investments	576,106,067	–	–		576,106,067

	$8,142,324,820	$–	$–		$8,142,324,820

S&P SmallCap 600 Growth
Common Stocks	$2,134,533,590	$–	$–		$2,134,533,590
Short-Term Investments	144,630,638	–	–		144,630,638

	$2,279,164,228	$–	$–		$2,279,164,228

S&P SmallCap 600 Value
Common Stocks	$1,891,636,387	$–	$–		$1,891,636,387
Short-Term Investments	79,610,219	–	–		79,610,219

	$1,971,246,606	$–	$–		$1,971,246,606

S&P 1500
Common Stocks	$338,730,614	$–	$0	[a]	$338,730,614
Short-Term Investments	3,308,921	–	–		3,308,921

	$342,039,535	$–	$0	[a]	$342,039,535

[a]	Rounds to less than $1.

72	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P 100	$689,924	$(384,309,751)	$(262,056,892)	$(645,676,719)
S&P MidCap 400	–	1,665,353,564	(73,714,203)	1,591,639,361
S&P MidCap 400 Growth	–	578,052,787	(396,419,134)	181,633,653
S&P MidCap 400 Value	–	234,709,262	(280,530,020)	(45,820,758)
S&P SmallCap 600	–	207,617,511	(385,422,682)	(177,805,171)
S&P SmallCap 600 Growth	–	381,818,923	(306,244,758)	75,574,165
S&P SmallCap 600 Value	–	134,979,111	(288,562,075)	(153,582,964)
S&P 1500	–	11,884,588	(12,130,006)	(245,418)

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2010 to March 31, 2011, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 100	$13,181,606
S&P MidCap 400 Value	726,692
S&P SmallCap 600 Value	4,472,464
S&P 1500	308,615

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$741,460	$–	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$248,875,286
S&P MidCap 400	–	–	–	–	–	–	73,714,203	–	73,714,203
S&P MidCap 400 Growth	–	1,724,353	–	–	–	90,611,390	304,083,391	–	396,419,134
S&P MidCap 400 Value	21,364,144	1,843,451	3,470,622	14,542,508	–	41,350,423	184,025,097	13,207,083	279,803,328
S&P SmallCap 600	–	–	–	–	–	79,351,089	306,071,593	–	385,422,682
S&P SmallCap 600 Growth	–	–	6,711,998	–	–	63,779,691	225,094,086	10,658,983	306,244,758
S&P SmallCap 600 Value	2,836,594	3,277,415	194,198	–	10,940,333	68,967,654	197,873,417	–	284,089,611
S&P 1500	–	–	38,110	–	–	4,614,974	4,869,583	2,298,724	11,821,391

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$3,417,494,758	$153,970,670	$(538,280,421)	$(384,309,751)
S&P MidCap 400	10,138,321,992	2,259,333,354	(593,979,790)	1,665,353,564

74	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
S&P MidCap 400 Growth	$2,970,025,174	$661,733,371	$(83,680,584)	$578,052,787
S&P MidCap 400 Value	2,257,759,733	408,808,129	(174,098,867)	234,709,262
S&P SmallCap 600	7,934,707,309	1,060,857,772	(853,240,261)	207,617,511
S&P SmallCap 600 Growth	1,897,345,305	438,321,156	(56,502,233)	381,818,923
S&P SmallCap 600 Value	1,836,267,495	308,807,446	(173,828,335)	134,979,111
S&P 1500	330,154,947	51,749,266	(39,864,678)	11,884,588

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee

S&P 100	0.20%

S&P MidCap 400	0.20

S&P MidCap 400 Growth	0.25

S&P MidCap 400 Value	0.25

iShares Index Fund	Investment Advisory Fee

S&P SmallCap 600	0.20%

S&P SmallCap 600 Growth	0.25

S&P SmallCap 600 Value	0.25

S&P 1500	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees

S&P 100	$5,018

S&P MidCap 400	1,273,785

S&P MidCap 400 Growth	512,561

S&P MidCap 400 Value	193,981

iShares Index Fund	Securities Lending Agent Fees

S&P SmallCap 600	$2,255,973

S&P SmallCap 600 Growth	815,815

S&P SmallCap 600 Value	306,292

S&P 1500	12,090

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended March 31, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain

S&P 1500
PNC Financial Services Group Inc. (The)	13,828	1,020	(1,998)	12,850	$809,421	$5,305	$16,882

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$164,535,400	$161,365,720
S&P MidCap 400	1,167,732,173	1,152,318,670
S&P MidCap 400 Growth	1,085,524,854	1,082,779,377
S&P MidCap 400 Value	457,741,598	456,040,931
S&P SmallCap 600	1,321,238,753	1,317,890,319
S&P SmallCap 600 Growth	775,579,971	775,275,557
S&P SmallCap 600 Value	543,573,801	545,908,940
S&P 1500	12,875,016	12,824,645

76	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$1,778,718,262	$1,599,934,904
S&P MidCap 400	2,612,162,401	1,071,831,810
S&P MidCap 400 Growth	1,294,156,504	1,243,768,569
S&P MidCap 400 Value	367,757,323	395,702,104
S&P SmallCap 600	2,054,598,336	1,852,419,315
S&P SmallCap 600 Growth	455,035,180	313,290,845
S&P SmallCap 600 Value	339,737,869	586,330,549
S&P 1500	16,790,927	39,205,399

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of March 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund and iShares S&P 1500 Index Fund (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	79

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2011 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 100	100.00%

S&P MidCap 400	86.28

S&P MidCap 400 Growth	86.46

S&P MidCap 400 Value	89.79

iShares Index Fund	Dividends- Received Deduction

S&P SmallCap 600	83.60%

S&P SmallCap 600 Growth	86.50

S&P SmallCap 600 Value	91.12

S&P 1500	98.94

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares Index Fund	Qualified Dividend Income

S&P 100	$49,627,283

S&P MidCap 400	90,177,941

S&P MidCap 400 Growth	15,715,021

S&P MidCap 400 Value	32,075,774

iShares Index Fund	Qualified Dividend Income

S&P SmallCap 600	$64,477,626

S&P SmallCap 600 Growth	13,849,820

S&P SmallCap 600 Value	20,734,366

S&P 1500	5,464,141

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

80	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 100	$1.09526	$–	$0.00805	$1.10331	99%	–%	1%	100%
S&P MidCap 400	0.93549	–	0.04703	0.98252	95	–	5	100
S&P MidCap 400 Growth	0.56508	–	0.03853	0.60361	94	–	6	100
S&P MidCap 400 Value	1.20577	–	0.05248	1.25825	96	–	4	100
S&P SmallCap 600	0.70521	–	0.03507	0.74028	95	–	5	100
S&P SmallCap 600 Growth	0.58670	–	0.03232	0.61902	95	–	5	100
S&P SmallCap 600 Value	0.82007	–	0.03871	0.85878	95	–	5	100
S&P 1500	0.95434	–	0.01228	0.96662	99	–	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL INFORMATION	81

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 100 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	16	1.21
Between 0.5% and -0.5%	1,268	96.05
Less than -0.5% and Greater than -1.0%	14	1.06
Less than -1.0% and Greater than -1.5%	4	0.30
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	1	0.08

	1,320	100.00%

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and -0.5%	1,300	98.47
Less than -0.5% and Greater than -1.0%	7	0.53
Less than -1.0% and Greater than -1.5%	1	0.08
Less than -1.5% and Greater than -2.0%	1	0.08
Less than -2.0% and Greater than -2.5%	1	0.08

	1,320	100.00%

82	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	6	0.45
Between 0.5% and -0.5%	1,301	98.56
Less than -0.5% and Greater than -1.0%	2	0.15
Less than -1.0% and Greater than -1.5%	2	0.15
Less than -1.5% and Greater than -2.0%	1	0.08
Less than -2.0% and Greater than -2.5%	1	0.08

	1,320	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and -0.5%	1,296	98.17
Less than -0.5% and Greater than -1.0%	7	0.53
Less than -1.0% and Greater than -1.5%	1	0.08
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	83

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	12	0.90
Between 0.5% and -0.5%	1,289	97.65
Less than -0.5% and Greater than -1.0%	7	0.53
Less than -1.0% and Greater than -1.5%	2	0.15
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	1	0.08
Less than -2.5%	1	0.08

	1,320	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and -0.5%	1,295	98.10
Less than -0.5% and Greater than -1.0%	5	0.38
Less than -1.0% and Greater than -1.5%	1	0.08
Less than -1.5% and Greater than -2.0%	1	0.08
Less than -2.0% and Greater than -2.5%	2	0.15

	1,320	100.00%

84	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	13	0.98
Between 0.5% and -0.5%	1,282	97.12
Less than -0.5% and Greater than -1.0%	13	0.98
Less than -1.0% and Greater than -1.5%	1	0.08
Less than -1.5%	3	0.23

	1,320	100.00%

iShares S&P 1500 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.23%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and -0.5%	1,292	97.87
Less than -0.5% and Greater than -1.0%	3	0.23
Less than -1.0% and Greater than -1.5%	4	0.30
Less than -1.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	85

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

86	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	87

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

88	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	89

Notes:

90	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-31-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NASDAQ

BIOTECHNOLOGY INDEX FUND

MARCH 31, 2011

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iShares S&P U.S. Preferred Stock Index Fund  |  PFF  |  NYSE Arca

iShares Nasdaq Biotechnology Index Fund  |  IBB  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.41%	10.51%	11.27%	2.17%	2.14%	2.32%	8.99%	8.88%	9.66%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector	Percentage of Net Assets
Financial	89.36%

Consumer Cyclical	3.08

Communications	2.37

Utilities	1.83

Consumer Non-Cyclical	1.10

Energy	1.06

Basic Materials	0.50

Short-Term and Other Net Assets	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
General Motors Co., 4.75%	2.88%

HSBC Holdings PLC, 8.00%	2.40

Barclays Bank PLC Series 5, 8.13%	2.13

Bank of America Corp. Series H, 8.20%	1.68

MetLife Inc., 6.50%	1.64

Wells Fargo Capital IV, 7.00%	1.63

Bank of America Corp., 8.63%	1.55

Countrywide Capital V, 7.00%	1.53

Citigroup Capital VIII, 6.95%	1.43

Wells Fargo & Co. Series J, 8.00%	1.39

TOTAL	18.26%

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock IndexTM (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (NYSE), NYSE Arca, Inc. (NYSE Arca), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Captial Market, and includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by Standard & Poor’s (S&P®). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 10.41%, while the total return for the Index was 11.27%.

The U.S. economy continued to show strength as the fiscal year ended, adding 216,000 jobs in March 2011, the 12th consecutive month of private sector job growth. Unemployment fell to 8.8% in March, down from a peak of 10.1% in late 2009. U.S. corporate profits continued to hit record levels. Production at U.S. factories increased for the sixth straight month in February. Before weakening in March, the Conference Board’s Consumer Confidence Index increased for the fifth straight month — and reached a three-year high in February 2011. In this environment, the U.S. stock market continued to post strong gains during the reporting period.

Interest rates remained low, with the 10-year U.S. Treasury yield remaining below 3.5% during much of the period, an environment favoring yield-oriented investments such as preferred stocks. In addition, improving credit conditions during the reporting period was a positive environment for this investment category. The banking sector, which makes up a large proportion of the Index, continued to recover from the depths of the 2008 crisis. A majority of the Troubled Asset Relief Program (TARP) money that the U.S. government transferred to the banking industry has been paid back.

However, there were challenges during the fiscal period. Turmoil in the Middle East sent oil prices surging past $100 a barrel for the first time since 2008. Aluminum prices jumped, because the metal is mined in that area of the world, where unrest posed a risk to supply. Agricultural commodities such as corn and cotton soared due to demand from China. Gold reached a record $1,439 an ounce. The Consumer Price Index, a basket of products and services including food and energy, rose 0.5% in February 2011, which would translate into 6% inflation if it continued for 12 months. Meanwhile, the housing industry has not recovered. Housing starts were down 22.5% in February vs. January 2011. Housing starts are 21% below the February 2010 rate of 605,000 homes. The March 11, 2011 earthquake and nuclear crisis in Northern Japan took place late in the fiscal year, and did not yet have significant impact on the U.S. economy.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.79%	10.85%	10.84%	4.21%	4.22%	4.35%	2.78%	2.81%	3.11%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.79%	10.85%	10.84%	22.88%	22.93%	23.74%	31.61%	31.88%	35.78%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry	Percentage of Net Assets
Biotechnology	50.43%

Pharmaceuticals	47.19

Health Care – Products	2.29

Commercial Services	0.07

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Amgen Inc.	7.03%

Teva Pharmaceutical Industries Ltd. SP ADR	5.48

Celgene Corp.	5.31

Gilead Sciences Inc.	5.26

Alexion Pharmaceuticals Inc.	4.23

Vertex Pharmaceuticals Inc.	4.21

Illumina Inc.	3.65

Pharmasset Inc.	3.40

Perrigo Co.	3.23

Genzyme Corp.	3.13

TOTAL	44.93%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by The NASDAQ OMX Group, Inc. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 10.79%, while the total return for the Index was 10.84%.

The U.S. economy continued to show strength as the fiscal year ended, adding 216,000 jobs in March 2011, the 12th consecutive month of private sector job growth. Unemployment fell to 8.8% in March, down from a peak of 10.1% in late 2009. U.S. corporate profits continued to hit record levels. Production at U.S. factories increased for a sixth straight month in February. Interest rates remained low, with the 10-year U.S. Treasury yield remaining below 3.5% during much of the period. Before weakening in March, the Conference Board’s Consumer Confidence Index increased for the fifth straight month — and reached a three-year high in February 2011. In this environment, the U.S. stock market continued to post strong gains during the reporting period.

However, there were challenges during the fiscal period. Turmoil in the Middle East sent oil prices surging past $100 a barrel for the first time since 2008. The Consumer Price Index, a basket of products and services including food and energy, rose 0.5% in February 2011, which would translate into 6% inflation if it continues for 12 months. Meanwhile, the housing industry has not recovered, as new housing starts dropped 22.5% in February from the prior month, the steepest decline since 1984, and the number of building permits issued dropped to a record low. The March 11 earthquake and nuclear crisis in Northern Japan took place late in the fiscal year, and did not yet have a significant impact on the U.S. economy.

Mergers and acquisitions activity began to accelerate in the pharmaceutical and biotechnology industries during the reporting period. In March 2011, for example, a major Canadian drug maker made a hostile bid for a smaller rival, offering to pay 25% more than the current stock price. Companies are becoming increasingly concerned about patent expirations on key drugs, leading to lost profits, and are seeking growth through acquisitions. Meanwhile, research & development budgets remained under pressure during the reporting period. According to The Wall Street Journal, research into heart disease, cancer, diabetes, autoimmune and infectious diseases remain a high priority, while neuroscience research dollars have declined.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

The biotechnology sector played a prominent role in President Obama’s 2012 budget forecast released in February 2011. It proposed to speed up the availability of generic drugs and projected billions of dollars in savings if the cheaper medicines are allowed on the market more quickly. However, many drug makers expressed concern that cutting the patent protection for certain pharmaceuticals from twelve years to seven would hurt their profitability.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P U.S. Preferred Stock
Actual	$1,000.00	$1,033.50	0.48%	$2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Nasdaq Biotechnology
Actual	1,000.00	1,162.10	0.48	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2011

Security	Shares	Value
PREFERRED STOCKS – 99.30%

AGRICULTURE – 1.10%
Archer-Daniels-Midland Co., 6.25%[a]	1,646,118	$74,322,228
CHS Inc., 8.00%[a]	127,139	3,792,556

		78,114,784

AUTO MANUFACTURERS – 3.01%
Ford Motor Co., 7.50%[a]	358,985	9,340,790
General Motors Co., 4.75%	4,230,904	203,929,573

		213,270,363

BANKS – 35.46%
BAC Capital Trust I, 7.00%	523,465	13,154,675
BAC Capital Trust II, 7.00%	953,056	23,912,175
BAC Capital Trust III, 7.00%	423,109	10,641,191
BAC Capital Trust IV, 5.88%	402,117	9,063,717
BAC Capital Trust V, 6.00%	430,911	9,867,862
BAC Capital Trust VIII, 6.00%	460,091	10,531,483
BAC Capital Trust X, 6.25%[a]	892,036	20,882,563
BAC Capital Trust XII, 6.88%	852,839	21,184,521
Bank of America Corp., 6.20%[a]	619,205	14,043,569
Bank of America Corp., 6.38%	680,339	15,232,790
Bank of America Corp., 6.50%	164,790	4,113,158
Bank of America Corp., 6.63%	364,301	8,546,501
Bank of America Corp., 7.25%	1,081,086	27,556,882
Bank of America Corp., 8.63%	4,161,543	109,781,504
Bank of America Corp. Series 4, 4.00%[b]	45,064	862,074
Bank of America Corp. Series 5, 4.00%[a,b]	1,202,409	23,026,132
Bank of America Corp. Series E, 4.00%[a,b]	963,206	18,185,329
Bank of America Corp. Series H, 3.00%[a,b]	1,316,115	22,505,567
Bank of America Corp. Series H, 8.20%[a]	4,544,817	119,392,343
Bank One Capital Trust VI, 7.20%	485,552	12,473,831
Barclays Bank PLC, 6.63%	834,113	20,102,123
Barclays Bank PLC, 7.10%[a]	3,690,595	93,076,806
Barclays Bank PLC, 7.75%	3,066,447	78,869,017
Barclays Bank PLC Series 5, 8.13%	5,754,503	151,285,884
BB&T Capital Trust V, 8.95%[b]	489,598	13,224,042
BB&T Capital Trust VI, 9.60%[a]	789,055	22,046,197

Security	Shares	Value
BB&T Capital Trust VII, 8.10%	387,496	$10,443,017
BNY Capital V Series F, 5.95%	672,389	16,937,479
Citigroup Inc. Series AA, 8.13%	26,881	709,658
Fifth Third Capital Trust V, 7.25%[b]	1,859,197	47,130,644
Fifth Third Capital Trust VI, 7.25%[b]	2,936,081	74,459,014
Fifth Third Capital Trust VII, 8.88%[a,b]	755,167	19,921,305
Fleet Capital Trust VIII, 7.20%	407,574	10,181,199
Fleet Capital Trust IX, 6.00%	141,196	3,292,691
HSBC Holdings PLC, 8.00%	6,230,611	169,971,068
HSBC Holdings PLC, 8.13%[a]	3,344,621	91,375,046
HSBC USA Inc. Series D, 4.50%[a,b]	36,714	946,487
HSBC USA Inc. Series F, 3.50%[b]	1,254,144	27,403,046
HSBC USA Inc. Series G, 4.00%[a,b]	1,168,790	28,226,279
KeyCorp Capital VIII, 7.00%	277,736	7,082,268
KeyCorp Capital IX, 6.75%[a]	1,436,815	35,992,216
KeyCorp Capital X, 8.00%	1,314,416	34,332,546
Lloyds Banking Group PLC, 7.75%	1,281,850	33,776,748
M&T Capital Trust IV, 8.50%	1,013,629	27,114,576
National City Capital Trust II, 6.63%	2,540,430	64,298,283
National City Capital Trust III, 6.63%	472,357	11,912,844
PNC Capital Trust D, 6.13%[c]	243,106	6,075,219
PNC Capital Trust E, 7.75%[c]	1,273,231	33,460,511
PNC Financial Services Group Inc.
(The), 9.88%[b,c]	40,893	1,177,718
Regions Financing Trust III, 8.88%[a]	568,411	14,824,159
Santander Finance Preferred SA Unipersonal, 6.80%	344,473	8,412,031
Santander Finance Preferred SA Unipersonal, 10.50%[a]	1,190,191	33,860,934
Santander Finance Preferred SA Unipersonal
Series 6, 4.00%[a,b]	456,039	9,248,471
SunTrust Capital IX, 7.88%	2,039,526	53,129,652
U.S. Bancorp, 3.50%[a,b]	1,082,154	24,532,431
U.S. Bancorp Series D, 7.88%[a]	834,726	23,113,563

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2011

Security	Shares	Value
UBS Preferred Funding Trust IV
Series D, 0.96%[b]	1,367,504	$24,697,122
USB Capital VI, 5.75%	244,748	6,108,910
USB Capital VII, 5.88%	249,231	6,240,744
USB Capital VIII, 6.35%[a]	371,681	9,306,892
USB Capital X, 6.50%	483,206	12,321,753
USB Capital XI, 6.60%[a]	2,882,115	73,609,217
USB Capital XII, 6.30%	1,185,090	30,219,795
Wachovia Capital Trust IV, 6.38%	2,515,251	62,830,970
Wachovia Capital Trust IX, 6.38%	1,113,907	27,903,370
Wachovia Capital Trust X, 7.85%	1,068,373	27,820,433
Wachovia Preferred Funding Corp., 7.25%[a]	1,051,854	26,874,870
Wells Fargo & Co. Series J, 8.00%[a]	3,506,247	98,455,416
Wells Fargo Capital IV, 7.00%	4,578,545	115,608,261
Wells Fargo Capital VII, 5.85%	577,345	14,456,719
Wells Fargo Capital VIII, 5.63%	197,769	4,946,203
Wells Fargo Capital IX, 5.63%	686,491	17,038,707
Wells Fargo Capital XI, 6.25%[a]	1,432,789	36,220,906
Wells Fargo Capital XII, 7.88%[a]	2,276,101	59,702,129
Wells Fargo Capital XIV, 8.63%[a]	767,801	20,638,491
Zions Bancorporation, 9.50%[a]	435,390	11,407,218
Zions Bancorporation, 11.00%[b]	55,443	1,509,713
Zions Capital Trust B, 8.00%[a]	1,139,324	29,121,121

		2,513,941,999

DIVERSIFIED FINANCIAL SERVICES – 37.12%
Ally Financial Inc., 7.25%[a]	1,464,825	35,404,820
Ally Financial Inc., 7.30%	913,818	22,032,152
Ally Financial Inc., 7.35%	751,664	18,175,236
Ally Financial Inc., 7.38%	1,819,999	43,952,976
Ameriprise Financial Inc., 7.75%	125,377	3,479,212
Capital One Capital II, 7.50%[a]	1,034,382	26,356,053
Citigroup Capital VII, 7.13%	1,132,668	28,294,047
Citigroup Capital VIII, 6.95%	4,099,256	101,415,593
Citigroup Capital IX, 6.00%	3,637,093	82,489,269
Citigroup Capital X, 6.10%	190,410	4,369,910
Citigroup Capital XI, 6.00%[a]	380,723	9,232,533
Citigroup Capital XII, 8.50%[b]	3,474,028	91,471,157
Citigroup Capital XIII, 7.88%[b]	3,342,942	91,596,611
Citigroup Capital XIV, 6.88%	151,177	3,690,231
Citigroup Capital XV, 6.50%	619,401	14,791,296

Security	Shares	Value
Citigroup Capital XVI, 6.45%[a]	2,861,195	$68,268,113
Citigroup Capital XVII, 6.35%	746,649	17,635,849
Citigroup Capital XIX, 7.25%	544,466	13,644,318
Citigroup Capital XX, 7.88%	367,765	9,444,205
Countrywide Capital IV, 6.75%	268,604	6,653,321
Countrywide Capital V, 7.00%	4,337,044	108,469,470
Credit Suisse (Guernsey) Ltd., 7.90%	2,305,597	62,066,671
Deutsche Bank Capital Funding Trust VIII, 6.38%[a]	2,841,909	68,148,978
Deutsche Bank Capital Funding Trust IX, 6.63%[a]	1,864,520	45,456,998
Deutsche Bank Capital Funding Trust X, 7.35%	949,785	23,991,569
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	979,294	24,149,390
Deutsche Bank Contingent Capital Trust III, 7.60%	2,962,946	77,688,444
Deutsche Bank Contingent Capital Trust V, 8.05%	2,569,397	68,808,452
General Electric Capital Corp., 5.88%	1,076,949	27,214,501
General Electric Capital Corp., 6.00%[a]	1,668,697	43,519,618
General Electric Capital Corp., 6.05%[a]	782,471	20,492,915
General Electric Capital Corp., 6.10%	1,411,418	35,864,131
General Electric Capital Corp., 6.45%	412,088	10,450,552
General Electric Capital Corp., 6.50%[a]	508,866	13,434,062
General Electric Capital Corp., 6.63%[a]	1,152,930	29,584,184
Goldman Sachs Group Inc. (The), 4.00%[a,b]	45,733	1,092,561
Goldman Sachs Group Inc. (The), 6.13%	2,213,813	53,906,347
Goldman Sachs Group Inc. (The) Series A, 3.75%[a,b]	1,433,757	32,144,832
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,246,530	31,051,062
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	59,791,874
HSBC Finance Corp., 6.00%[a]	280,199	7,047,005
HSBC Finance Corp., 6.36%	2,109,419	49,697,912
HSBC Finance Corp., 6.88%	299,341	7,702,044
JPMorgan Chase & Co. Series J, 8.63%	2,804,692	78,222,860
JPMorgan Chase Capital X, 7.00%	1,886,311	47,874,573
JPMorgan Chase Capital XI, 5.88%[a]	1,823,395	45,147,260

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2011

Security	Shares	Value
JPMorgan Chase Capital XII, 6.25%	607,196	$15,386,347
JPMorgan Chase Capital XIV, 6.20%[a]	999,240	25,220,818
JPMorgan Chase Capital XVI, 6.35%[a]	855,968	21,493,356
JPMorgan Chase Capital XIX, 6.63%	920,197	23,326,994
JPMorgan Chase Capital XXIV, 6.88%	1,026,441	26,564,293
JPMorgan Chase Capital XXVI, 8.00%[a,b]	3,088,566	81,198,400
JPMorgan Chase Capital XXVIII, 7.20%[b]	2,446,614	63,122,641
JPMorgan Chase Capital XXIX, 6.70%	2,628,267	66,968,243
Merrill Lynch Capital Trust I, 6.45%[a,b]	1,018,147	23,549,740
Merrill Lynch Capital Trust II, 6.45%[b]	909,146	21,019,456
Merrill Lynch Capital Trust III, 7.00%	698,837	17,135,483
Merrill Lynch Capital Trust III, 7.38%	766,007	19,448,918
Merrill Lynch Capital Trust IV, 7.12%	264,305	6,565,336
Merrill Lynch Capital Trust V, 7.28%	818,585	20,366,395
Morgan Stanley Capital Trust III, 6.25%	3,365,994	79,942,358
Morgan Stanley Capital Trust IV, 6.25%[a]	797,521	19,020,876
Morgan Stanley Capital Trust V, 5.75%[a]	513,573	11,920,029
Morgan Stanley Capital Trust VI, 6.60%[a]	2,736,105	66,897,767
Morgan Stanley Capital Trust VII, 6.60%	1,587,063	38,533,890
Morgan Stanley Capital Trust VIII, 6.45%[a]	1,127,267	27,291,134
Morgan Stanley Series A, 4.00%[b]	1,713,978	35,462,205
National City Capital Trust IV, 8.00%	840,159	21,818,929
Omnicare Capital Trust II Series B, 4.00%	416,904	18,714,821
RBS Capital Funding Trust V Series E, 5.90%	2,995,344	44,930,160
RBS Capital Funding Trust VII Series G, 6.08%	4,129,974	62,032,209
SLM Corp., 3.50%[b]	10,360	220,875
SLM Corp., 6.00%	390,662	8,235,155

		2,631,801,995

Security	Shares	Value
ELECTRIC – 1.83%
Alabama Power Co. Series 07-B, 5.88%	252,211	$6,935,802
Alabama Power Co. Series II, 5.88%	246,866	6,462,952
American Electric Power Co. Inc., 8.75%[a]	509,189	14,063,800
Constellation Energy Group Inc., 8.63%	576,764	15,359,225
Dominion Resources Inc., 8.38%	583,755	16,572,804
Entergy Arkansas Inc., 5.75%[a]	139,447	3,521,037
Entergy Louisiana LLC, 5.88%	245,186	6,205,658
Entergy Louisiana LLC, 6.00%	174,354	4,601,202
Entergy Texas Inc., 7.88%	3,077	86,341
FPL Group Capital Trust I, 5.88%[a]	500,162	12,734,124
Georgia Power Co., 6.38%[a]	124,905	3,258,771
NextEra Energy Capital Holdings Inc. Series A, 6.60%[a]	432,970	11,226,912
NextEra Energy Capital Holdings Inc. Series E, 7.45%	329,537	8,946,930
NextEra Energy Capital Holdings Inc. Series F, 8.75%	265,992	7,615,351
PPL Energy Supply LLC, 7.00%	157,507	3,973,902
Xcel Energy Inc., 7.60%	302,896	8,441,712

		130,006,523

HOME BUILDERS – 0.07%
Pulte Group Inc., 7.38%	215,100	5,196,816

		5,196,816

INSURANCE – 11.66%
Aegon NV, 4.00%[b]	150,024	3,293,027
Aegon NV, 6.38%	1,672,086	38,073,398
Aegon NV, 6.50%	851,090	19,353,787
Aegon NV, 6.88%	926,892	22,004,416
Aegon NV, 7.25%	1,768,416	43,750,612
American Financial Group Inc., 7.00%[a]	178,363	4,476,911
American International Group Inc., 6.45%[b]	1,121,165	24,564,725
American International Group Inc., 7.70%[b]	1,853,378	46,204,713
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	337,963	7,384,492

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2011

Security	Shares	Value
Axis Capital Holdings Ltd., 7.25%	242,201	$5,979,943
Endurance Specialty Holdings Ltd., 7.75%	244,009	6,244,190
Everest Re Capital Trust II Series B, 6.20%	260,078	6,062,418
Hartford Financial Services Group Inc., 7.25%	754,825	19,685,836
ING Groep NV, 6.13%	1,179,316	25,048,672
ING Groep NV, 6.20%	857,615	18,387,266
ING Groep NV, 6.38%	1,737,200	37,506,148
ING Groep NV, 7.05%	1,357,611	31,659,488
ING Groep NV, 7.20%[a]	1,858,962	44,094,579
ING Groep NV, 7.38%	2,554,797	61,391,772
ING Groep NV, 8.50%	3,390,008	87,021,505
Lincoln National Corp., 6.75%[a]	895,701	22,661,235
MetLife Inc., 4.00%[a,b]	1,604,538	38,541,003
MetLife Inc., 6.50%[a]	4,687,311	116,526,551
Phoenix Companies Inc. (The), 7.45%[a]	269,995	6,039,788
Protective Life Corp., 8.00%	10,360	236,312
Prudential Financial Inc., 9.00%	1,095,028	30,124,220
Prudential PLC, 6.50%	493,348	12,299,166
Prudential PLC, 6.75%[a]	485,490	12,156,670
RenaissanceRe Holdings Ltd., 6.08%	215,534	4,946,505
RenaissanceRe Holdings Ltd. Series D, 6.60%	1,273,626	31,280,255

		826,999,603

INVESTMENT COMPANIES – 0.22%
Allied Capital Corp., 6.88%[a]	375,787	8,714,500
Ares Capital Corp., 7.75%[a]	278,965	6,896,015

		15,610,515

MEDIA – 1.64%
CBS Corp., 6.75%	1,028,038	25,844,875
Comcast Corp., 6.63%[a]	876,452	22,814,046
Comcast Corp., 7.00%	244,847	6,302,362
Comcast Corp. Series B, 7.00%	1,376,519	35,225,121
Viacom Inc., 6.85%	1,013,161	26,332,054

		116,518,458

MINING – 0.50%
AngloGold Ashanti Holdings Finance PLC, 6.00%	655,731	35,304,557

		35,304,557

Security	Shares	Value
OIL & GAS – 1.06%
Apache Corp., 6.00%[a]	1,058,019	$74,971,227

		74,971,227

REAL ESTATE INVESTMENT TRUSTS – 4.90%
Ashford Hospitality Trust Inc. Series D, 8.45%	299,150	7,293,277
Capstead Mortgage Corp. Series B, 1.26%	881,500	12,517,300
CBL & Associates Properties Inc., 7.38%	597,182	14,517,494
CommonWealth REIT, 7.50%[a]	76,640	1,614,805
CommonWealth REIT Series D, 6.50%	1,130,699	24,332,642
Developers Diversified Realty Corp. Series G, 8.00%	567,890	14,254,039
Developers Diversified Realty Corp. Series H, 7.38%[a]	639,169	15,851,391
Developers Diversified Realty Corp. Series I, 7.50%	531,094	13,250,795
Duke Realty Corp. Series O, 8.38%[a]	958,134	25,630,084
DuPont Fabros Technology Inc. Series A, 7.88%	212,971	5,334,924
First Industrial Realty Trust Inc. Series J, 7.25%[a]	152,781	3,483,407
Hospitality Properties Trust Series C, 7.00%[a]	1,118,933	27,246,018
Kimco Realty Corp. Series G, 7.75%	1,155,280	29,875,541
NorthStar Realty Finance Corp. Series B, 8.25%	239,754	5,380,080
Public Storage Series I, 7.25%	1,768,755	44,784,877
Public Storage Series K, 7.25%	1,570,039	40,051,695
Public Storage Series M, 6.63%[a]	828,165	20,878,040
Realty Income Corp. Series E, 6.75%	593,481	15,121,896
Vornado Realty LP, 7.88%[a]	592,521	16,051,394
Weingarten Realty Investors Series F, 6.50%[a]	415,612	9,858,317

		347,328,016

TELECOMMUNICATIONS – 0.73%
AT&T Inc., 6.38%[a]	1,330,697	35,476,382

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2011

Security	Shares	Value
Telephone & Data Systems Inc., 6.88%	205,835	$5,139,700
Telephone & Data Systems Inc., 7.60%	186,043	4,675,260
United States Cellular Corp., 7.50%	244,039	6,161,985

		51,453,327

TOTAL PREFERRED STOCKS
(Cost: $6,513,305,496)		7,040,518,183

SHORT-TERM INVESTMENTS – 3.01%

MONEY MARKET FUNDS – 3.01%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	129,666,256	129,666,256
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	17,777,314	17,777,314
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[c,d]	65,660,335	65,660,335

		213,103,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $213,103,905)		213,103,905

TOTAL INVESTMENTS IN SECURITIES – 102.31%
(Cost: $6,726,409,401)		7,253,622,088

Other Assets, Less Liabilities – (2.31)%		(163,631,674)

NET ASSETS – 100.00%		$7,089,990,414

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 99.98%

BIOTECHNOLOGY – 50.43%
Acorda Therapeutics Inc.[a]	254,668	$5,908,298
Affymax Inc.[a]	199,183	1,169,204
Affymetrix Inc.[a]	420,202	2,189,252
Alexion Pharmaceuticals Inc.[a]	632,799	62,444,605
AMAG Pharmaceuticals Inc.[a,b]	144,091	2,406,320
Amgen Inc.[a]	1,944,485	103,932,723
Arena Pharmaceuticals Inc.[a,b]	637,036	885,480
ARIAD Pharmaceuticals Inc.[a]	827,160	6,220,243
ArQule Inc.[a]	244,573	1,751,143
BioCryst Pharmaceuticals Inc.[a,b]	290,782	1,102,064
Biogen Idec Inc.[a]	616,643	45,255,430
BioMimetic Therapeutics Inc.[a]	187,313	2,455,673
Celera Corp.[a]	539,224	4,373,107
Celgene Corp.[a]	1,363,625	78,449,346
China Biologic Products Inc.[a,b]	162,910	2,600,044
Curis Inc.[a,b]	488,506	1,587,644
Cytokinetics Inc.[a]	431,542	642,998
Cytori Therapeutics Inc.[a,b]	328,665	2,573,447
Enzon Pharmaceuticals Inc.[a,b]	505,151	5,506,146
Exelixis Inc.[a]	1,111,609	12,561,182
Genomic Health Inc.[a]	201,382	4,953,997
Genzyme Corp.[a]	607,108	46,231,274
Geron Corp.[a,b]	1,075,900	5,433,295
GTx Inc.[a,b]	349,955	899,384
Halozyme Therapeutics Inc.[a]	680,322	4,564,961
Human Genome Sciences Inc.[a]	675,015	18,529,162
Illumina Inc.[a,b]	770,009	53,954,531
ImmunoGen Inc.[a,b]	345,180	3,130,783
Immunomedics Inc.[a,b]	518,736	1,981,571
Incyte Corp.[a,b]	939,137	14,885,321
InterMune Inc.[a,b]	570,199	26,907,691
Lexicon Pharmaceuticals Inc.[a]	2,187,336	3,674,724
Life Technologies Corp.[a]	517,661	27,135,790
Ligand Pharmaceuticals Inc. Class Ba	144,755	1,447,550
Maxygen Inc.	190,626	991,255
Micromet Inc.[a]	606,796	3,404,126
Momenta Pharmaceuticals Inc.[a,b]	345,605	5,477,839
Myriad Genetics Inc.[a]	561,771	11,319,686
Nektar Therapeutics[a]	932,769	8,833,322
Novavax Inc.[a,b]	751,881	1,947,372

Security	Shares	Value
Optimer Pharmaceuticals Inc.[a,b]	301,736	$3,569,537
Orexigen Therapeutics Inc.[a,b]	312,594	878,389
PDL BioPharma Inc.	709,696	4,116,237
QIAGEN NVa,b	929,318	18,632,826
Regeneron Pharmaceuticals Inc.[a]	859,371	38,620,133
Sangamo BioSciences Inc.[a,b]	297,133	2,475,118
Savient Pharmaceuticals Inc.[a]	439,987	4,663,862
Seattle Genetics Inc.[a,b]	711,074	11,071,422
Sequenom Inc.[a,b]	638,638	4,042,579
Sinovac Biotech Ltd.[a]	361,580	1,637,957
StemCells Inc.[a,b]	834,011	758,950
SuperGen Inc.[a]	416,385	1,290,793
Vertex Pharmaceuticals Inc.[a]	1,297,584	62,193,201
Vical Inc.[a,b]	485,773	1,437,888

		745,106,875

COMMERCIAL SERVICES – 0.07%
Albany Molecular Research Inc.[a]	233,140	993,177

		993,177

HEALTH CARE - PRODUCTS – 2.29%
Caliper Life Sciences Inc.[a,b]	362,384	2,449,716
Gen-Probe Inc.[a]	220,055	14,600,649
Luminex Corp.[a]	278,414	5,223,047
TECHNE Corp.	162,265	11,618,174

		33,891,586

PHARMACEUTICALS – 47.19%
Akorn Inc.[a]	671,956	3,877,186
Alexza Pharmaceuticals Inc.[a,b]	401,876	683,189
Alkermes Inc.[a]	554,864	7,185,489
Allos Therapeutics Inc.[a]	682,281	2,162,831
Alnylam Pharmaceuticals Inc.[a]	286,484	2,741,652
Amylin Pharmaceuticals Inc.[a]	451,909	5,138,205
Ardea Biosciences Inc.[a]	172,650	4,953,328
Array BioPharma Inc.[a]	253,493	775,689
Auxilium Pharmaceuticals Inc.[a]	308,055	6,613,941
AVANIR Pharmaceuticals Inc. Class Aa,b	784,747	3,201,768
AVI BioPharma Inc.[a,b]	758,759	1,418,879
Biodel Inc.[a,b]	164,191	344,801
BioMarin Pharmaceutical Inc.[a]	893,725	22,459,309
Cadence Pharmaceuticals Inc.[a,b]	407,007	3,748,534
Cardiome Pharma Corp.[a,b]	440,212	1,884,107
Cephalon Inc.[a,b]	232,170	17,593,843

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2011

Security	Shares	Value
China Sky One Medical Inc.[a,b]	117,182	$390,216
Cubist Pharmaceuticals Inc.[a]	463,636	11,702,173
Dendreon Corp.[a]	976,931	36,566,527
Depomed Inc.[a,b]	307,769	3,090,001
DURECT Corp.[a]	565,638	2,036,297
Dyax Corp.[a]	744,344	1,198,394
Endo Pharmaceuticals Holdings Inc.[a]	379,653	14,487,558
Flamel Technologies SA SP ADR[a,b]	174,929	1,051,323
Gilead Sciences Inc.[a]	1,829,421	77,640,627
Hi-Tech Pharmacal Co. Inc.[a]	86,740	1,746,076
Idenix Pharmaceuticals Inc.[a,b]	447,627	1,486,122
Impax Laboratories Inc.[a]	490,400	12,480,680
Inspire Pharmaceuticals Inc.[a]	841,336	3,331,691
Ironwood Pharmaceuticals Inc. Class Aa	300,353	4,204,942
Isis Pharmaceuticals Inc.[a]	639,568	5,781,695
Jazz Pharmaceuticals Inc.[a]	269,321	8,577,874
MannKind Corp.[a,b]	974,010	3,555,136
MAP Pharmaceuticals Inc.[a]	194,922	2,687,974
Medicines Co. (The)[a]	256,120	4,172,195
Medivation Inc.[a]	233,148	4,345,879
Mylan Inc.[a]	2,032,787	46,083,281
Nabi Biopharmaceuticals[a]	371,239	2,156,899
Neurocrine Biosciences Inc.[a]	199,698	1,515,708
NPS Pharmaceuticals Inc.[a]	409,716	3,920,982
Obagi Medical Products Inc.[a]	129,954	1,642,619
Onyx Pharmaceuticals Inc.[a,b]	575,011	20,228,887
Osiris Therapeutics Inc.[a,b]	229,449	1,665,800
Pain Therapeutics Inc.[a]	229,776	2,196,659
Perrigo Co.	600,133	47,722,576
Pharmasset Inc.[a]	638,579	50,262,553
POZEN Inc.[a]	204,118	1,096,114
Progenics Pharmaceuticals Inc.[a]	246,464	1,523,148
QLT Inc.[a,b]	293,138	2,037,309
Questcor Pharmaceuticals Inc.[a]	466,067	6,716,025
Rigel Pharmaceuticals Inc.[a]	372,754	2,650,281
Salix Pharmaceuticals Ltd.[a]	423,664	14,840,950
Santarus Inc.[a]	426,949	1,460,166
Shire PLC SP ADR	313,055	27,267,090
SIGA Technologies Inc.[a,b]	342,410	4,143,161
Spectrum Pharmaceuticals Inc.[a,b]	348,601	3,099,063
Synta Pharmaceuticals Corp.[a,b]	293,219	1,542,332
Targacept Inc.[a]	198,948	5,290,027

Security	Shares	Value
Teva Pharmaceutical Industries Ltd. SP ADR	1,614,101	$80,979,447
Theravance Inc.[a]	520,035	12,595,248
United Therapeutics Corp.[a]	441,064	29,560,109
Vanda Pharmaceuticals Inc.[a]	186,283	1,358,003
ViroPharma Inc.[a]	504,157	10,032,724
VIVUS Inc.[a,b]	446,126	2,761,520
Warner Chilcott PLC Class A	1,034,537	24,084,021
XenoPort Inc.[a]	238,971	1,417,098

		697,165,931

TOTAL COMMON STOCKS
(Cost: $1,726,422,144)		1,477,157,569

SHORT-TERM INVESTMENTS – 11.23%

MONEY MARKET FUNDS – 11.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	144,193,329	144,193,329
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	19,768,984	19,768,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	1,963,870	1,963,870

		165,926,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,926,183)		165,926,183

TOTAL INVESTMENTS IN SECURITIES – 111.21%
(Cost: $1,892,348,327)		1,643,083,752

Other Assets, Less Liabilities – (11.21)%		(165,686,600)

NET ASSETS – 100.00%		$1,477,397,152

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$6,474,102,355	$1,726,422,144
Affiliated issuers (Note 2)	252,307,046	165,926,183

Total cost of investments	$6,726,409,401	$1,892,348,327

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,999,804,734	$1,477,157,569
Affiliated issuers (Note 2)	253,817,354	165,926,183

Total fair value of investments	7,253,622,088	1,643,083,752
Receivables:
Investment securities sold	–	301,632
Due from custodian (Note 4)	29,507	–
Dividends and interest	12,867,784	249,956
Capital shares sold	2,916,050	8,219

Total Assets	7,269,435,429	1,643,643,559

LIABILITIES
Payables:
Investment securities purchased	29,230,746	1,722,181
Collateral for securities on loan (Note 5)	147,443,570	163,962,313
Investment advisory fees (Note 2)	2,770,699	561,913

Total Liabilities	179,445,015	166,246,407

NET ASSETS	$7,089,990,414	$1,477,397,152

Net assets consist of:
Paid-in capital	$6,624,099,221	$1,991,469,043
Undistributed (distributions in excess of) net investment income	3,229,981	(65,316)
Accumulated net realized loss	(64,551,475)	(264,742,000)
Net unrealized appreciation (depreciation)	527,212,687	(249,264,575)

NET ASSETS	$7,089,990,414	$1,477,397,152

Shares outstanding[b]	178,750,000	14,750,000

Net asset value per share	$39.66	$100.16

[a]	Securities on loan with values of $140,579,015 and $160,144,505, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$400,150,663	$11,840,395
Dividends from affiliated issuers (Note 2)	2,751,722	–
Interest from affiliated issuers (Note 2)	49,590	1,829
Securities lending income from affiliated issuers (Note 2)	2,998,754	1,872,669

Total investment income	405,950,729	13,714,893

EXPENSES
Investment advisory fees (Note 2)	25,530,362	6,790,180

Total expenses	25,530,362	6,790,180

Net investment income	380,420,367	6,924,713

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,675,787)	(87,518,696)
Investments in affiliated issuers (Note 2)	653,563	–
In-kind redemptions	238,765,675	149,040,259

Net realized gain	235,743,451	61,521,563

Net change in unrealized appreciation/depreciation	(91,659,333)	64,759,690

Net realized and unrealized gain	144,084,118	126,281,253

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$524,504,485	$133,205,966

[a]	Net of foreign withholding tax of $764 and $129,322, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$380,420,367	$190,960,182	$6,924,713	$(1,115,685)
Net realized gain	235,743,451	86,226,424	61,521,563	42,082,974
Net change in unrealized appreciation/depreciation	(91,659,333)	979,032,043	64,759,690	403,294,885

Net increase in net assets resulting from operations	524,504,485	1,256,218,649	133,205,966	444,262,174

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(389,582,968)	(206,848,815)	(8,259,392)	–

Total distributions to shareholders	(389,582,968)	(206,848,815)	(8,259,392)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,797,909,711	2,218,493,648	2,904,937,802	2,112,300,504
Cost of shares redeemed	(886,191,747)	(462,183,912)	(3,166,577,955)	(2,238,971,494)

Net increase (decrease) in net assets from capital share transactions	2,911,717,964	1,756,309,736	(261,640,153)	(126,670,990)

INCREASE (DECREASE) IN NET ASSETS	3,046,639,481	2,805,679,570	(136,693,579)	317,591,184

NET ASSETS
Beginning of year	4,043,350,933	1,237,671,363	1,614,090,731	1,296,499,547

End of year	$7,089,990,414	$4,043,350,933	$1,477,397,152	$1,614,090,731

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of year	$3,229,981	$(1,599,668)	$(65,316)	$(85,746)

SHARES ISSUED AND REDEEMED
Shares sold	97,200,000	62,550,000	33,600,000	27,850,000
Shares redeemed	(22,850,000)	(12,700,000)	(36,600,000)	(29,650,000)

Net increase (decrease) in shares outstanding	74,350,000	49,850,000	(3,000,000)	(1,800,000)

See notes to financial statements.

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007
Net asset value, beginning of period	$38.73	$22.69	$42.30	$50.06	$49.96

Income from investment operations:
Net investment income[b]	2.78	2.54	2.90	3.27	0.14
Net realized and unrealized gain (loss)[c]	1.06	16.37	(19.74)	(8.15)	(0.04)

Total from investment operations	3.84	18.91	(16.84)	(4.88)	0.10

Less distributions from:
Net investment income	(2.91)	(2.87)	(2.77)	(2.88)	–

Total distributions	(2.91)	(2.87)	(2.77)	(2.88)	–

Net asset value, end of period	$39.66	$38.73	$22.69	$42.30	$50.06

Total return	10.41%	86.53%	(41.31)%	(9.99)%	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,089,990	$4,043,351	$1,237,671	$171,304	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	7.15%	7.29%	10.87%	7.23%	21.16%
Portfolio turnover rate[f]	33%	41%	12%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$90.93	$66.32	$75.94	$75.80	$82.27

Income from investment operations:
Net investment income (loss)[a]	0.43	(0.06)	0.06	(0.09)	(0.21)
Net realized and unrealized gain (loss)[b]	9.31	24.67	(9.50)	0.32	(6.26)

Total from investment operations	9.74	24.61	(9.44)	0.23	(6.47)

Less distributions from:
Net investment income	(0.51)	–	(0.18)	–	–
Return of capital	–	–	–	(0.09)	–

Total distributions	(0.51)	–	(0.18)	(0.09)	–

Net asset value, end of year	$100.16	$90.93	$66.32	$75.94	$75.80

Total return	10.79%	37.10%	(12.47)%	0.30%	(7.87)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,477,397	$1,614,091	$1,296,500	$1,344,161	$1,364,424
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.49%	(0.08)%	0.08%	(0.11)%	(0.27)%
Portfolio turnover rate[c]	13%	11%	11%	19%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of March 31, 2011, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid monthly by the iShares S&P U.S. Preferred Stock Index Fund and quarterly by the iShares Nasdaq Biotechnology Index Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P U.S. Preferred Stock	$512,872,577	$(46,981,384)	$465,891,193
Nasdaq Biotechnology	(263,482,483)	(250,589,408)	(514,071,891)

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P U.S. Preferred Stock	$13,629,983
Nasdaq Biotechnology	6,471,133

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P U.S. Preferred Stock	$–	$–	$–	$–	$–	$–	$36,581,382	$–	$36,581,382
Nasdaq Biotechnology	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	79,449,573	20,348,485	244,118,275

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to the classification of investments, the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P U.S. Preferred Stock	$6,740,749,511	$583,170,094	$(70,297,517)	$512,872,577
Nasdaq Biotechnology	1,906,566,235	106,682,160	(370,164,643)	(263,482,483)

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P U.S. Preferred Stock	$1,614,714
Nasdaq Biotechnology	1,003,180

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain

S&P U.S. Preferred Stock
PNC Capital Trust D	–	254,983	11,877	243,106	$6,075,219	$122,095	$3,435
PNC Capital Trust E	1,208,780	514,937	450,486	1,273,231	33,460,511	2,590,092	649,956
PNC Financial Services Group Inc. (The)	–	43,790	2,897	40,893	1,177,718	39,535	172

					$40,713,448	$2,751,722	$653,563

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P U.S. Preferred Stock	$3,892,168,296	$1,755,214,499
Nasdaq Biotechnology	185,297,248	184,973,167

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P U.S. Preferred Stock	$1,528,138,288	$780,263,982
Nasdaq Biotechnology	2,901,416,540	3,162,046,558

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of March 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2011 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P U.S. Preferred Stock	67.30%

Nasdaq Biotechnology	3.82

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares Index Fund	Qualified Dividend Income

S&P U.S. Preferred Stock	$173,820,840

Nasdaq Biotechnology	8,259,392

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P U.S. Preferred Stock	$2.91325	$–	$–	$2.91325	100%	–%	–%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL INFORMATION	31

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P U.S. Preferred Stock Index Fund

Period Covered: April 1, 2007 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	3	0.30%
Greater than 5.0% and Less than 5.5%	1	0.10
Greater than 4.5% and Less than 5.0%	2	0.20
Greater than 4.0% and Less than 4.5%	3	0.30
Greater than 3.5% and Less than 4.0%	1	0.10
Greater than 3.0% and Less than 3.5%	1	0.10
Greater than 2.5% and Less than 3.0%	11	1.09
Greater than 2.0% and Less than 2.5%	12	1.19
Greater than 1.5% and Less than 2.0%	27	2.68
Greater than 1.0% and Less than 1.5%	40	3.97
Greater than 0.5% and Less than 1.0%	101	10.02
Between 0.5% and -0.5%	768	76.18
Less than -0.5% and Greater than -1.0%	23	2.28
Less than -1.0% and Greater than -1.5%	9	0.89
Less than -1.5% and Greater than -2.0%	3	0.30
Less than -2.0% and Greater than -2.5%	1	0.10
Less than -2.5% and Greater than -3.0%	1	0.10
Less than -3.0% and Greater than -3.5%	1	0.10

	1,008	100.00%

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and -0.5%	1,302	98.63
Less than -0.5% and Greater than -1.0%	2	0.15
Less than -1.0% and Greater than -1.5%	1	0.08

	1,320	100.00%

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	33

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007- 2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

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©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-39-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2011

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iShares S&P 500 Index Fund  |  IVV  |  NYSE Arca

iShares S&P 500 Growth Index Fund  |  IVW  |  NYSE Arca

iShares S&P 500 Value Index Fund  |  IVE  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	15.54%	15.59%	15.65%	2.59%	2.58%	2.62%	3.23%	3.19%	3.29%
S&P 500 Growth	16.33%	16.38%	16.56%	3.93%	3.93%	4.09%	3.28%	3.24%	3.45%
S&P 500 Value	14.59%	14.63%	14.79%	0.95%	0.93%	1.05%	2.87%	2.80%	3.01%

	Cumulative Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	15.54%	15.59%	15.65%	13.65%	13.59%	13.83%	37.39%	36.85%	38.28%
S&P 500 Growth	16.33%	16.38%	16.56%	21.24%	21.23%	22.19%	38.07%	37.57%	40.43%
S&P 500 Value	14.59%	14.63%	14.79%	4.82%	4.76%	5.36%	32.71%	31.83%	34.56%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 15.54%, while the total return for the Index was 15.65%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.35%

Financial	15.56

Energy	13.38

Technology	13.02

Communications	11.46

Industrial	11.39

Consumer Cyclical	8.16

Basic Materials	3.37

Utilities	3.12

Diversified	0.06

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.45%

Apple Inc.	2.65

Chevron Corp.	1.78

General Electric Co.	1.76

International Business Machines Corp.	1.64

Microsoft Corp.	1.55

JPMorgan Chase & Co.	1.52

AT&T Inc.	1.50

Procter & Gamble Co. (The)	1.43

Wells Fargo & Co.	1.38

TOTAL	18.66%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index (formerly, the S&P 500/Citigroup Growth IndexTM) (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 16.33%, while the total return for the Growth Index was 16.56%.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.17%

Technology	22.17

Communications	15.58

Industrial	11.21

Energy	8.10

Consumer Cyclical	7.88

Financial	5.48

Basic Materials	3.80

Utilities	0.44

Diversified	0.07

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Apple Inc.	5.25%

International Business Machines Corp.	3.25

Microsoft Corp.	3.07

Coca-Cola Co. (The)	2.49

Google Inc. Class A	2.41

Oracle Corp.	2.12

Schlumberger Ltd.	2.08

Philip Morris International Inc.	1.93

PepsiCo Inc.	1.67

Johnson & Johnson	1.59

TOTAL	25.86%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index (formerly, the S&P 500/Citigroup Value IndexTM) (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 14.59%, while the total return for the Value Index was 14.79%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	25.89%

Energy	18.75

Consumer Non-Cyclical	15.41

Industrial	11.58

Consumer Cyclical	8.44

Communications	7.25

Utilities	5.87

Technology	3.69

Basic Materials	2.94

Diversified	0.05

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.98%

Chevron Corp.	3.61

General Electric Co.	3.56

JPMorgan Chase & Co.	3.07

Pfizer Inc.	2.72

Berkshire Hathaway Inc. Class B	2.42

Bank of America Corp.	2.26

Citigroup Inc.	2.15

ConocoPhillips	1.91

AT&T Inc.	1.75

TOTAL	30.43%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period large-capitalization stocks lagged small- and mid-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered positive returns for the reporting period. The energy sector was the most significant contributor to index performance, benefiting from rising energy prices. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well for the period. The information technology sector, the largest sector in the Index at 19% of the Index, experienced solid gains. The materials and telecommunications services sectors performed well, although they each represent only about 3% of the Index. The utilities sector contributed relatively modest returns.

Within the Growth Index, sector performance was positive. At 32% of the Growth Index, the information technology sector made the largest sector contribution by far to index returns. The energy, industrials, and consumer discretionary sectors also added meaningfully to index performance. The telecommunications and utilities sectors, by comparison, made nearly flat contributions.

Within the Value Index, the largest contributor to index returns was the energy sector, which experienced robust gains and accounted for 13% of the Value Index. The industrials and consumer discretionary sectors also delivered strong returns. The telecommunications and utilities sectors both contributed modest results.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P 500
Actual	$1,000.00	$1,172.40	0.09%	$0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.09	0.48
S&P 500 Growth
Actual	1,000.00	1,165.30	0.18	0.97
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91
S&P 500 Value
Actual	1,000.00	1,179.00	0.18	0.98
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$44,888,136	0.17%

		44,888,136	0.17

AEROSPACE & DEFENSE
Boeing Co. (The)	1,645,339	121,639,912	0.45
United Technologies Corp.	2,056,885	174,115,315	0.64
Other securities[a]		263,301,603	0.98

		559,056,830	2.07

AGRICULTURE
Altria Group Inc.	4,674,785	121,684,654	0.45
Philip Morris International Inc.	4,015,968	263,567,980	0.98
Other securities[a]		195,695,939	0.72

		580,948,573	2.15

AIRLINES
Other securities[a]		21,103,303	0.08

		21,103,303	0.08

APPAREL
Other securities[a]		136,295,878	0.50

		136,295,878	0.50

AUTO MANUFACTURERS
Ford Motor Co.[b]	8,452,914	126,032,948	0.47
Other securities[a]		42,734,718	0.15

		168,767,666	0.62

AUTO PARTS & EQUIPMENT
Other securities[a]		71,054,487	0.26

		71,054,487	0.26

BANKS
Bank of America Corp.	22,617,320	301,488,876	1.12
PNC Financial Services
Group Inc. (The)[c]	1,174,285	73,968,212	0.27
U.S. Bancorp	4,294,802	113,511,617	0.42
Wells Fargo & Co.	11,772,384	373,184,573	1.38
Other securities[a]		382,239,316	1.41

		1,244,392,594	4.60

BEVERAGES
Coca-Cola Co. (The)	5,127,021	340,177,843	1.26
PepsiCo Inc.	3,545,278	228,351,356	0.84

Security	Shares	Value	% of Net Assets
Other securities[a]		$79,100,382	0.30%

		647,629,581	2.40

BIOTECHNOLOGY
Other securities[a]		276,173,218	1.02

		276,173,218	1.02

BUILDING MATERIALS
Other securities[a]		11,135,053	0.04

		11,135,053	0.04

CHEMICALS
E.I. du Pont de Nemours
and Co.	2,059,494	113,210,385	0.42
Other securities[a]		378,812,489	1.40

		492,022,874	1.82

COAL
Other securities[a]		86,429,075	0.32

		86,429,075	0.32

COMMERCIAL SERVICES
Other securities[a]		324,509,653	1.20

		324,509,653	1.20

COMPUTERS
Apple Inc.[b]	2,058,757	717,373,876	2.65
EMC Corp.[b]	4,622,516	122,727,800	0.45
Hewlett-Packard Co.	4,859,335	199,086,955	0.74
International Business
Machines Corp.	2,725,257	444,407,659	1.64
Other securities[a]		235,532,832	0.88

		1,719,129,122	6.36

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,258,812	385,542,819	1.43
Other securities[a]		139,763,502	0.51

		525,306,321	1.94

DISTRIBUTION & WHOLESALE
Other securities[a]		58,217,922	0.22

		58,217,922	0.22

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.[b]	64,930,236	286,991,643	1.06
Goldman Sachs Group
Inc. (The)	1,163,146	184,323,747	0.68
JPMorgan Chase & Co.	8,901,813	410,373,579	1.52

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$605,035,990	2.24%

		1,486,724,959	5.50

ELECTRIC
Other securities[a]		797,635,613	2.95

		797,635,613	2.95

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		106,220,632	0.39

		106,220,632	0.39

ELECTRONICS
Other securities[a]		150,092,508	0.56

		150,092,508	0.56

ENERGY – ALTERNATE SOURCES
Other securities[a]		19,453,115	0.07

		19,453,115	0.07

ENGINEERING & CONSTRUCTION
Other securities[a]		43,591,796	0.16

		43,591,796	0.16

ENTERTAINMENT
Other securities[a]		10,827,487	0.04

		10,827,487	0.04

ENVIRONMENTAL CONTROL
Other securities[a]		77,225,700	0.29

		77,225,700	0.29

FOOD
Kraft Foods Inc. Class A	3,908,181	122,560,556	0.45
Other securities[a]		371,592,967	1.38

		494,153,523	1.83

FOREST PRODUCTS & PAPER
Other securities[a]		86,389,150	0.32

		86,389,150	0.32

GAS
Other securities[a]		46,198,426	0.17

		46,198,426	0.17

HAND & MACHINE TOOLS
Other securities[a]		36,452,915	0.13

		36,452,915	0.13

HEALTH CARE – PRODUCTS
Johnson & Johnson	6,112,281	362,152,649	1.34
Other securities[a]		514,802,461	1.91

		876,955,110	3.25

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$305,327,734	1.13%

		305,327,734	1.13

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		16,606,119	0.06

		16,606,119	0.06

HOME BUILDERS
Other securities[a]		19,395,101	0.07

		19,395,101	0.07

HOME FURNISHINGS
Other securities[a]		21,790,256	0.08

		21,790,256	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		111,773,920	0.41

		111,773,920	0.41

HOUSEWARES
Other securities[a]		12,425,777	0.05

		12,425,777	0.05

INSURANCE
Berkshire Hathaway Inc.
Class Bb	3,868,064	323,486,192	1.20
Other securities[a]		740,036,615	2.74

		1,063,522,807	3.94

INTERNET
Amazon.com Inc.[b]	796,182	143,416,264	0.53
Google Inc. Class Ab	560,425	328,526,739	1.22
Other securities[a]		297,068,603	1.10

		769,011,606	2.85

IRON & STEEL
Other securities[a]		98,404,521	0.36

		98,404,521	0.36

LEISURE TIME
Other securities[a]		59,358,786	0.22

		59,358,786	0.22

LODGING
Other securities[a]		82,018,209	0.30

		82,018,209	0.30

MACHINERY
Caterpillar Inc.	1,427,535	158,956,022	0.59

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$208,909,999	0.77%

		367,866,021	1.36

MANUFACTURING
3M Co.	1,590,622	148,723,157	0.55
General Electric Co.	23,728,801	475,762,460	1.76
Other securities[a]		496,810,142	1.84

		1,121,295,759	4.15

MEDIA
Comcast Corp. Class A	6,204,448	153,373,955	0.57
Walt Disney Co. (The)	4,243,735	182,862,541	0.68
Other securities[a]		507,780,182	1.87

		844,016,678	3.12

METAL FABRICATE & HARDWARE
Other securities[a]		47,177,372	0.17

		47,177,372	0.17

MINING
Freeport-McMoRan
Copper & Gold Inc.	2,115,057	117,491,416	0.43
Other securities[a]		118,966,089	0.44

		236,457,505	0.87

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		45,002,385	0.17

		45,002,385	0.17

OIL & GAS
Apache Corp.	855,302	111,976,138	0.41
Chevron Corp.	4,485,986	481,929,476	1.78
ConocoPhillips	3,194,768	255,134,172	0.94
Exxon Mobil Corp.	11,080,866	932,233,257	3.45
Occidental Petroleum Corp.	1,816,426	189,798,353	0.70
Other securities[a]		825,374,099	3.07

		2,796,445,495	10.35

OIL & GAS SERVICES
Schlumberger Ltd.	3,041,354	283,636,674	1.05
Other securities[a]		304,173,928	1.13

		587,810,602	2.18

PACKAGING & CONTAINERS
Other securities[a]		41,939,687	0.16

		41,939,687	0.16

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	3,458,282	$169,628,732	0.63%
Merck & Co. Inc.	6,889,604	227,425,828	0.84
Pfizer Inc.	17,866,619	362,871,032	1.34
Other securities[a]		595,742,976	2.21

		1,355,668,568	5.02

PIPELINES
Other securities[a]		124,585,523	0.46

		124,585,523	0.46

REAL ESTATE
Other securities[a]		17,378,603	0.06

		17,378,603	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		373,061,358	1.38

		373,061,358	1.38

RETAIL
Home Depot Inc. (The)	3,662,149	135,719,242	0.50
McDonald’s Corp.	2,331,396	177,395,922	0.66
Wal-Mart Stores Inc.	4,377,894	227,869,383	0.84
Other securities[a]		961,908,758	3.56

		1,502,893,305	5.56

SAVINGS & LOANS
Other securities[a]		21,561,849	0.08

		21,561,849	0.08

SEMICONDUCTORS
Intel Corp.	12,263,770	247,360,241	0.92
Other securities[a]		401,811,322	1.48

		649,171,563	2.40

SOFTWARE
Microsoft Corp.	16,523,335	419,031,776	1.55
Oracle Corp.	8,693,626	290,106,300	1.07
Other securities[a]		396,174,204	1.47

		1,105,312,280	4.09

TELECOMMUNICATIONS
AT&T Inc.	13,210,074	404,228,264	1.50
Cisco Systems Inc.	12,353,113	211,855,888	0.78
QUALCOMM Inc.	3,673,187	201,400,843	0.75
Verizon Communications Inc.	6,319,754	243,563,319	0.90
Other securities[a]		375,550,752	1.39

		1,436,599,066	5.32

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$8,552,940	0.03%

		8,552,940	0.03

TOYS, GAMES & HOBBIES
Other securities[a]		33,773,358	0.13

		33,773,358	0.13

TRANSPORTATION
United Parcel Service Inc.
Class B	2,205,848	163,938,623	0.61
Other securities[a]		350,998,067	1.30

		514,936,690	1.91

TOTAL COMMON STOCKS
(Cost: $27,633,640,789)		26,990,122,663	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	384,231,943	384,231,943	1.42
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	52,678,408	52,678,408	0.20
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	16,358,338	16,358,338	0.06

		453,268,689	1.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $453,268,689)		453,268,689	1.68

TOTAL INVESTMENTS
IN SECURITIES
(Cost: $28,086,909,478)		27,443,391,352	101.55

Other Assets, Less Liabilities		(418,009,370)	(1.55)

NET ASSETS		$27,025,381,982	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$14,969,885	0.24%

		14,969,885	0.24

AEROSPACE & DEFENSE
Boeing Co. (The)	446,771	33,029,780	0.53
United Technologies Corp.	605,049	51,217,398	0.83
Other securities[a]		46,075,086	0.75

		130,322,264	2.11

AGRICULTURE
Philip Morris International Inc.	1,817,379	119,274,584	1.93
Other securities[a]		53,330,110	0.86

		172,604,694	2.79

AIRLINES
Other securities[a]		4,880,245	0.08

		4,880,245	0.08

APPAREL
Nike Inc. Class B	387,124	29,305,287	0.47
Other securities[a]		28,734,562	0.47

		58,039,849	0.94

AUTO MANUFACTURERS
Ford Motor Co.[b]	2,257,027	33,652,273	0.54
Other securities[a]		8,307,578	0.14

		41,959,851	0.68

BANKS
Wells Fargo & Co.	2,610,454	82,751,392	1.34
Other securities[a]		7,952,700	0.13

		90,704,092	1.47

BEVERAGES
Coca-Cola Co. (The)	2,320,153	153,942,152	2.49
PepsiCo Inc.	1,604,379	103,338,051	1.67
Other securities[a]		24,656,249	0.40

		281,936,452	4.56

BIOTECHNOLOGY
Other securities[a]		101,805,834	1.65

		101,805,834	1.65

CHEMICALS
E.I. du Pont de Nemours and Co.	549,917	30,228,938	0.49

Security	Shares	Value	% of Net Assets
Praxair Inc.	306,737	$31,164,479	0.50%
Other securities[a]		71,768,233	1.16

		133,161,650	2.15

COAL
Other securities[a]		39,123,968	0.63

		39,123,968	0.63

COMMERCIAL SERVICES
Visa Inc. Class A	490,104	36,081,456	0.58
Other securities[a]		62,167,552	1.01

		98,249,008	1.59

COMPUTERS
Apple Inc.[b]	931,651	324,633,791	5.25
EMC Corp.[b]	2,091,931	55,540,768	0.90
Hewlett-Packard Co.	1,187,507	48,652,162	0.79
International Business Machines Corp.	1,233,265	201,108,523	3.25
Other securities[a]		71,349,206	1.16

		701,284,450	11.35

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	499,449	40,335,501	0.65
Procter & Gamble Co. (The)	1,359,528	83,746,925	1.36
Other securities[a]		22,909,610	0.37

		146,992,036	2.38

DISTRIBUTION & WHOLESALE
Other securities[a]		17,774,278	0.29

		17,774,278	0.29

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		96,317,041	1.56

		96,317,041	1.56

ELECTRIC
Other securities[a]		27,327,505	0.44

		27,327,505	0.44

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		25,811,144	0.42

		25,811,144	0.42

ELECTRONICS
Other securities[a]		53,725,441	0.87

		53,725,441	0.87

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$8,802,130	0.14%

		8,802,130	0.14

ENGINEERING & CONSTRUCTION
Other securities[a]		7,497,925	0.12

		7,497,925	0.12

ENTERTAINMENT
Other securities[a]		2,108,845	0.03

		2,108,845	0.03

ENVIRONMENTAL CONTROL
Other securities[a]		19,779,417	0.32

		19,779,417	0.32

FOOD
Other securities[a]		90,277,239	1.46

		90,277,239	1.46

FOREST PRODUCTS & PAPER
Other securities[a]		3,286,188	0.05

		3,286,188	0.05

HAND & MACHINE TOOLS
Other securities[a]		8,061,401	0.13

		8,061,401	0.13

HEALTH CARE - PRODUCTS
Johnson & Johnson	1,659,621	98,332,544	1.59
Other securities[a]		150,091,136	2.43

		248,423,680	4.02

HEALTH CARE - SERVICES
Other securities[a]		25,799,321	0.42

		25,799,321	0.42

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		4,500,483	0.07

		4,500,483	0.07

HOME BUILDERS
Other securities[a]		1,461,450	0.02

		1,461,450	0.02

HOME FURNISHINGS
Other securities[a]		1,914,236	0.03

		1,914,236	0.03

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		24,050,761	0.39

		24,050,761	0.39

Security	Shares	Value	% of Net Assets
INSURANCE
Other securities[a]		$27,448,737	0.44%

		27,448,737	0.44

INTERNET
Amazon.com Inc.[b]	360,311	64,902,820	1.05
eBay Inc.[b]	1,155,472	35,865,851	0.58
Google Inc. Class Ab	253,614	148,671,063	2.41
Other securities[a]		84,010,329	1.36

		333,450,063	5.40

IRON & STEEL
Other securities[a]		18,044,818	0.29

		18,044,818	0.29

LEISURE TIME
Other securities[a]		12,992,032	0.21

		12,992,032	0.21

LODGING
Other securities[a]		37,103,338	0.60

		37,103,338	0.60

MACHINERY
Caterpillar Inc.	348,864	38,846,006	0.63
Deere & Co.	425,795	41,255,277	0.67
Other securities[a]		53,287,190	0.86

		133,388,473	2.16

MANUFACTURING
3M Co.	395,915	37,018,052	0.60
Honeywell International Inc.	507,514	30,303,661	0.49
Other securities[a]		103,793,116	1.68

		171,114,829	2.77

MEDIA
Comcast Corp. Class A	2,807,803	69,408,890	1.12
DIRECTV Class Ab	802,481	37,556,111	0.61
Viacom Inc. Class B NVS	603,720	28,085,054	0.45
Walt Disney Co. (The)	1,037,075	44,687,562	0.72
Other securities[a]		70,667,947	1.15

		250,405,564	4.05

METAL FABRICATE & HARDWARE
Other securities[a]		21,352,580	0.35

		21,352,580	0.35

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
MINING
Freeport-McMoRan Copper & Gold Inc.	957,182	$53,171,460	0.86%
Other securities[a]		27,940,036	0.45

		81,111,496	1.31

OIL & GAS
Occidental Petroleum Corp.	411,013	42,946,748	0.69
Other securities[a]		168,556,907	2.73

		211,503,655	3.42

OIL & GAS SERVICES
National Oilwell Varco Inc.	425,832	33,755,703	0.55
Schlumberger Ltd.	1,376,327	128,356,256	2.08
Other securities[a]		63,744,668	1.02

		225,856,627	3.65

PACKAGING & CONTAINERS
Other securities[a]		6,135,656	0.10

		6,135,656	0.10

PHARMACEUTICALS
Abbott Laboratories	1,565,029	76,764,672	1.24
Eli Lilly and Co.	1,030,255	36,234,068	0.59
Express Scripts Inc.[b]	534,259	29,710,143	0.48
Gilead Sciences Inc.[b]	804,252	34,132,455	0.55
Merck & Co. Inc.	2,026,604	66,898,198	1.08
Other securities[a]		121,984,131	1.98

		365,723,667	5.92

PIPELINES
Other securities[a]		16,378,435	0.26

		16,378,435	0.26

REAL ESTATE
Other securities[a]		7,864,325	0.13

		7,864,325	0.13

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	300,326	32,182,934	0.52
Other securities[a]		80,615,402	1.31

		112,798,336	1.83

RETAIL
McDonald’s Corp.	1,055,060	80,279,515	1.30
Other securities[a]		216,744,039	3.51

		297,023,554	4.81

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$2,840,238	0.05%

		2,840,238	0.05

SEMICONDUCTORS
Intel Corp.	3,218,931	64,925,838	1.05
Texas Instruments Inc.	1,185,285	40,963,450	0.66
Other securities[a]		108,921,766	1.77

		214,811,054	3.48

SOFTWARE
Microsoft Corp.	7,477,347	189,625,520	3.07
Oracle Corp.	3,934,188	131,283,854	2.12
Other securities[a]		132,858,343	2.15

		453,767,717	7.34

TELECOMMUNICATIONS
AT&T Inc.	2,510,798	76,830,419	1.24
Cisco Systems Inc.	3,186,508	54,648,612	0.88
QUALCOMM Inc.	1,662,272	91,142,374	1.47
Verizon Communications Inc.	1,144,005	44,089,953	0.71
Other securities[a]		97,085,437	1.59

		363,796,795	5.89

TOYS, GAMES & HOBBIES
Other securities[a]		12,031,435	0.19

		12,031,435	0.19

TRANSPORTATION
Union Pacific Corp.	302,897	29,783,862	0.48
United Parcel Service Inc. Class B	519,100	38,579,512	0.62
Other securities[a]		46,361,012	0.76

		114,724,386	1.86

TOTAL COMMON STOCKS
(Cost: $5,244,150,928)		6,174,620,573	99.91

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	49,073,745	49,073,745	0.79
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	6,728,037	6,728,037	0.11

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	3,568,575	$3,568,575	0.06%

		59,370,357	0.96

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,370,357)		59,370,357	0.96

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,303,521,285)		6,233,990,930	100.87
Other Assets, Less Liabilities		(53,491,826)	(0.87)

NET ASSETS		$6,180,499,104	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,053,877	0.09%

		4,053,877	0.09

AEROSPACE & DEFENSE
United Technologies Corp.	246,109	20,833,127	0.46
Other securities[a]		71,843,443	1.57

		92,676,570	2.03

AGRICULTURE
Altria Group Inc.	1,038,379	27,029,005	0.59
Other securities[a]		41,174,436	0.90

		68,203,441	1.49

AIRLINES
Other securities[a]		3,535,314	0.08

		3,535,314	0.08

APPAREL
Other securities[a]		2,737,755	0.06

		2,737,755	0.06

AUTO MANUFACTURERS
Other securities[a]		26,006,495	0.57

		26,006,495	0.57

AUTO PARTS & EQUIPMENT
Johnson Controls Inc.	517,218	21,500,752	0.47
Other securities[a]		2,779,674	0.06

		24,280,426	0.53

BANKS
Bank of America Corp.	7,729,881	103,039,314	2.26
Bank of New York Mellon Corp. (The)	948,306	28,325,900	0.62
PNC Financial Services Group Inc. (The)[b]	401,289	25,277,194	0.55
U.S. Bancorp	1,467,741	38,792,395	0.85
Wells Fargo & Co.	2,051,884	65,044,723	1.42
Other securities[a]		96,346,486	2.11

		356,826,012	7.81

BEVERAGES
Other securities[a]		8,409,102	0.18

		8,409,102	0.18

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$17,514,229	0.38%

		17,514,229	0.38

BUILDING MATERIALS
Other securities[a]		3,807,009	0.08

		3,807,009	0.08

CHEMICALS
Dow Chemical Co. (The)	891,892	33,668,923	0.74
Other securities[a]		33,937,974	0.74

		67,606,897	1.48

COMMERCIAL SERVICES
Other securities[a]		36,690,987	0.80

		36,690,987	0.80

COMPUTERS
Hewlett-Packard Co.	763,873	31,295,877	0.69
Other securities[a]		26,607,598	0.58

		57,903,475	1.27

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,112,283	68,516,633	1.50

		68,516,633	1.50

DISTRIBUTION & WHOLESALE
Other securities[a]		6,473,919	0.14

		6,473,919	0.14

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.[c]	22,191,047	98,084,428	2.15
Goldman Sachs Group Inc. (The)	397,518	62,994,677	1.38
JPMorgan Chase & Co.	3,042,385	140,253,949	3.07
Morgan Stanley	1,180,327	32,246,534	0.71
Other securities[a]		101,794,465	2.22

		435,374,053	9.53

ELECTRIC
Exelon Corp.	505,617	20,851,645	0.46
Other securities[a]		231,170,207	5.06

		252,021,852	5.52

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,809,239	0.37

		16,809,239	0.37

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$10,714,447	0.23%

		10,714,447	0.23

ENGINEERING & CONSTRUCTION
Other securities[a]		9,239,435	0.20

		9,239,435	0.20

ENTERTAINMENT
Other securities[a]		2,102,158	0.05

		2,102,158	0.05

ENVIRONMENTAL CONTROL
Other securities[a]		11,437,584	0.25

		11,437,584	0.25

FOOD
Kraft Foods Inc. Class A	694,447	21,777,858	0.48
Other securities[a]		78,948,598	1.73

		100,726,456	2.21

FOREST PRODUCTS & PAPER
Other securities[a]		27,038,553	0.59

		27,038,553	0.59

GAS
Other securities[a]		15,772,715	0.35

		15,772,715	0.35

HAND & MACHINE TOOLS
Other securities[a]		6,363,104	0.14

		6,363,104	0.14

HEALTH CARE - PRODUCTS
Covidien PLC	377,266	19,595,196	0.43
Johnson & Johnson	835,547	49,506,160	1.08
Other securities[a]		43,002,159	0.94

		112,103,515	2.45

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	835,223	37,752,079	0.83
WellPoint Inc.	286,866	20,020,378	0.44
Other securities[a]		27,082,008	0.59

		84,854,465	1.86

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,281,869	0.05

		2,281,869	0.05

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$5,512,668	0.12%

		5,512,668	0.12

HOME FURNISHINGS
Other securities[a]		6,018,112	0.13

		6,018,112	0.13

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		20,038,730	0.44

		20,038,730	0.44

HOUSEWARES
Other securities[a]		4,242,900	0.09

		4,242,900	0.09

INSURANCE
Berkshire Hathaway Inc. Class Bc	1,321,985	110,557,606	2.42
MetLife Inc.	805,786	36,042,808	0.79
Prudential Financial Inc.	371,111	22,853,015	0.50
Travelers Companies Inc. (The)	329,296	19,586,526	0.43
Other securities[a]		153,715,604	3.37

		342,755,559	7.51

INTERNET
Other securities[a]		10,988,027	0.24

		10,988,027	0.24

IRON & STEEL
Other securities[a]		19,994,629	0.44

		19,994,629	0.44

LEISURE TIME
Other securities[a]		10,484,750	0.23

		10,484,750	0.23

MACHINERY
Caterpillar Inc.	224,396	24,986,495	0.55

		24,986,495	0.55

MANUFACTURING
3M Co.	244,592	22,869,352	0.50
General Electric Co.	8,109,853	162,602,553	3.56
Other securities[a]		68,493,223	1.50

		253,965,128	5.56

MEDIA
Time Warner Inc.	834,535	29,792,900	0.65

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Walt Disney Co. (The)	667,094	$28,745,080	0.63%
Other securities[a]		40,807,981	0.90

		99,345,961	2.18

MINING
Other securities[a]		19,566,537	0.43

		19,566,537	0.43

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		15,384,709	0.34

		15,384,709	0.34

OIL & GAS
Anadarko Petroleum Corp.	242,629	19,876,168	0.44
Chevron Corp.	1,533,187	164,710,279	3.61
ConocoPhillips	1,091,863	87,196,179	1.91
Exxon Mobil Corp.	3,787,178	318,615,285	6.98
Hess Corp.	229,590	19,563,364	0.43
Marathon Oil Corp.	542,398	28,915,237	0.63
Occidental Petroleum Corp.	310,367	32,430,248	0.71
Other securities[a]		124,718,506	2.72

		796,025,266	17.43

OIL & GAS SERVICES
Other securities[a]		30,334,558	0.66

		30,334,558	0.66

PACKAGING & CONTAINERS
Other securities[a]		9,695,044	0.21

		9,695,044	0.21

PHARMACEUTICALS
Merck & Co. Inc.	824,020	27,200,900	0.60
Pfizer Inc.	6,106,277	124,018,486	2.72
Other securities[a]		35,904,759	0.78

		187,124,145	4.10

PIPELINES
Other securities[a]		30,202,634	0.66

		30,202,634	0.66

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		42,310,604	0.93

		42,310,604	0.93

RETAIL
Costco Wholesale Corp.	333,337	24,440,269	0.54
CVS Caremark Corp.	1,044,824	35,858,360	0.79
Home Depot Inc. (The)	1,251,552	46,382,517	1.02

Security	Shares	Value	% of Net Assets
Lowe’s Companies Inc.	1,053,823	$27,852,542	0.61%
Wal-Mart Stores Inc.	1,496,207	77,877,574	1.71
Walgreen Co.	704,390	28,274,215	0.62
Other securities[a]		48,601,513	1.04

		289,286,990	6.33

SAVINGS & LOANS
Other securities[a]		5,223,940	0.11

		5,223,940	0.11

SEMICONDUCTORS
Intel Corp.	1,760,219	35,503,617	0.78
Other securities[a]		24,091,507	0.53

		59,595,124	1.31

SOFTWARE
Other securities[a]		35,033,602	0.77

		35,033,602	0.77

TELECOMMUNICATIONS
AT&T Inc.	2,618,529	80,126,988	1.75
Cisco Systems Inc.	1,815,226	31,131,126	0.68
Verizon Communications Inc.	1,295,871	49,942,868	1.09
Other securities[a]		55,076,921	1.22

		216,277,903	4.74

TEXTILES
Other securities[a]		2,908,735	0.06

		2,908,735	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		2,446,256	0.05

		2,446,256	0.05

TRANSPORTATION
FedEx Corp.	240,551	22,503,546	0.49
United Parcel Service Inc. Class B	361,821	26,890,537	0.59
Other securities[a]		39,959,147	0.88

		89,353,230	1.96

TOTAL COMMON STOCKS
(Cost: $4,455,253,128)		4,561,183,822	99.87

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[b,d,e]	33,390,352	$33,390,352	0.73%
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[b,d,e]	4,577,835	4,577,835	0.10
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[b,d]	3,170,334	3,170,334	0.07

		41,138,521	0.90

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,138,521)		41,138,521	0.90

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,496,391,649)		4,602,322,343	100.77
Other Assets, Less Liabilities		(35,030,398)	(0.77)

NET ASSETS		$4,567,291,945	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$27,558,073,891	$5,244,150,928	$4,431,010,875
Affiliated issuers (Note 2)	528,835,587	59,370,357	65,380,774

Total cost of investments	$28,086,909,478	$5,303,521,285	$4,496,391,649

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$26,916,154,451	$6,174,620,573	$4,535,906,628
Affiliated issuers (Note 2)	527,236,901	59,370,357	66,415,715

Total fair value of investments	27,443,391,352	6,233,990,930	4,602,322,343
Receivables:
Investment securities sold	38,496,623	12,008,400	5,251,662
Dividends and interest	35,121,715	7,385,073	6,163,087
Capital shares sold	246,158	–	–

Total Assets	27,517,255,848	6,253,384,403	4,613,737,092

LIABILITIES
Payables:
Investment securities purchased	52,778,094	16,147,172	7,766,164
Collateral for securities on loan (Note 5)	436,910,351	55,801,782	37,968,187
Capital shares redeemed	–	–	23,253
Investment advisory fees (Note 2)	2,185,421	936,345	687,543

Total Liabilities	491,873,866	72,885,299	46,445,147

NET ASSETS	$27,025,381,982	$6,180,499,104	$4,567,291,945

Net assets consist of:
Paid-in capital	$29,524,036,047	$6,397,425,934	$5,205,612,442
Undistributed net investment income	2,177,810	22,161	551,641
Accumulated net realized loss	(1,857,313,749)	(1,147,418,636)	(744,802,832)
Net unrealized appreciation (depreciation)	(643,518,126)	930,469,645	105,930,694

NET ASSETS	$27,025,381,982	$6,180,499,104	$4,567,291,945

Shares outstanding[b]	203,200,000	90,000,000	72,150,000

Net asset value per share	$133.00	$68.67	$63.30

[a]	Securities on loan with values of $428,077,651, $55,135,706 and $37,053,681, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$486,418,001	$91,504,679	$95,706,156
Dividends from affiliated issuers (Note 2)	462,770	–	154,889
Interest from unaffiliated issuers	47,367	–	14,828
Interest from affiliated issuers (Note 2)	23,766	5,555	4,489
Securities lending income from affiliated issuers (Note 2)	1,749,664	197,738	395,235

Total investment income	488,701,568	91,707,972	96,275,597

EXPENSES
Investment advisory fees (Note 2)	22,478,350	9,755,770	7,172,040

Total expenses	22,478,350	9,755,770	7,172,040

Net investment income	466,223,218	81,952,202	89,103,557

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(481,862,008)	(79,732,406)	(18,558,864)
Investments in affiliated issuers (Note 2)	3,725,652	–	909,334
In-kind redemptions	1,165,777,278	195,848,063	136,664,738

Net realized gain	687,640,922	116,115,657	119,015,208

Net change in unrealized appreciation/depreciation	2,433,869,532	619,361,036	334,672,843

Net realized and unrealized gain	3,121,510,454	735,476,693	453,688,051

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,587,733,672	$817,428,895	$542,791,608

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$466,223,218	$414,402,780	$81,952,202	$82,989,782
Net realized gain (loss)	687,640,922	352,126,864	116,115,657	(185,867,419)
Net change in unrealized appreciation/depreciation	2,433,869,532	6,707,829,226	619,361,036	2,060,320,375

Net increase in net assets resulting from operations	3,587,733,672	7,474,358,870	817,428,895	1,957,442,738

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(469,541,691)	(409,415,654)	(82,995,539)	(82,326,538)

Total distributions to shareholders	(469,541,691)	(409,415,654)	(82,995,539)	(82,326,538)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,304,557,377	9,325,777,561	828,917,913	189,962,919
Cost of shares redeemed	(9,179,316,473)	(8,352,071,842)	(1,007,692,958)	(1,025,272,683)

Net increase (decrease) in net assets from capital share transactions	1,125,240,904	973,705,719	(178,775,045)	(835,309,764)

INCREASE IN NET ASSETS	4,243,432,885	8,038,648,935	555,658,311	1,039,806,436

NET ASSETS
Beginning of year	22,781,949,097	14,743,300,162	5,624,840,793	4,585,034,357

End of year	$27,025,381,982	$22,781,949,097	$6,180,499,104	$5,624,840,793

Undistributed net investment income included in net assets at end of year	$2,177,810	$5,496,283	$22,161	$1,065,498

SHARES ISSUED AND REDEEMED
Shares sold	87,150,000	90,950,000	13,150,000	3,700,000
Shares redeemed	(78,050,000)	(81,150,000)	(17,000,000)	(19,250,000)

Net increase (decrease) in shares outstanding	9,100,000	9,800,000	(3,850,000)	(15,550,000)

See notes to financial statements.

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$89,103,557	$84,186,073
Net realized gain (loss)	119,015,208	(244,490,009)
Net change in unrealized appreciation/depreciation	334,672,843	1,515,826,860

Net increase in net assets resulting from operations	542,791,608	1,355,522,924

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(89,536,442)	(83,201,547)

Total distributions to shareholders	(89,536,442)	(83,201,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	930,101,734	529,164,182
Cost of shares redeemed	(808,992,539)	(257,803,561)

Net increase in net assets from capital share transactions	121,109,195	271,360,621

INCREASE IN NET ASSETS	574,364,361	1,543,681,998

NET ASSETS
Beginning of year	3,992,927,584	2,449,245,586

End of year	$4,567,291,945	$3,992,927,584

Undistributed net investment income included in net assets at end of year	$551,640	$984,526

SHARES ISSUED AND REDEEMED
Shares sold	15,700,000	10,850,000
Shares redeemed	(14,250,000)	(5,550,000)

Net increase in shares outstanding	1,450,000	5,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$117.37	$80.00	$132.33	$142.17	$129.59

Income from investment operations:
Net investment income[a]	2.33	2.15	2.64	2.75	2.51
Net realized and unrealized gain (loss)[b]	15.64	37.32	(52.44)	(9.75)	12.57

Total from investment operations	17.97	39.47	(49.80)	(7.00)	15.08

Less distributions from:
Net investment income	(2.34)	(2.10)	(2.53)	(2.84)	(2.50)

Total distributions	(2.34)	(2.10)	(2.53)	(2.84)	(2.50)

Net asset value, end of year	$133.00	$117.37	$80.00	$132.33	$142.17

Total return	15.54%	49.65%	(38.03)%	(5.11)%	11.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$27,025,382	$22,781,949	$14,743,300	$16,435,015	$18,617,501
Ratio of expenses to average net assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets	1.96%	2.09%	2.48%	1.89%	1.86%
Portfolio turnover rate[c]	5%	7%	7%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$59.93	$41.91	$62.78	$64.63	$60.70

Income from investment operations:
Net investment income[a]	0.93	0.81	0.77	0.80	0.84
Net realized and unrealized gain (loss)[b]	8.76	18.03	(20.90)	(1.86)	3.90

Total from investment operations	9.69	18.84	(20.13)	(1.06)	4.74

Less distributions from:
Net investment income	(0.95)	(0.82)	(0.74)	(0.79)	(0.81)

Total distributions	(0.95)	(0.82)	(0.74)	(0.79)	(0.81)

Net asset value, end of year	$68.67	$59.93	$41.91	$62.78	$64.63

Total return	16.33%	45.16%	(32.25)%	(1.74)%	7.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,180,499	$5,624,841	$4,585,034	$5,685,167	$4,469,433
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.51%	1.53%	1.44%	1.19%	1.35%
Portfolio turnover rate[c]	22%	33%	15%	26%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$56.48	$37.45	$69.25	$77.50	$68.56

Income from investment operations:
Net investment income[a]	1.27	1.24	1.83	1.86	1.60
Net realized and unrealized gain (loss)[b]	6.82	19.00	(31.82)	(8.24)	8.88

Total from investment operations	8.09	20.24	(29.99)	(6.38)	10.48

Less distributions from:
Net investment income	(1.27)	(1.21)	(1.81)	(1.87)	(1.54)

Total distributions	(1.27)	(1.21)	(1.81)	(1.87)	(1.54)

Net asset value, end of year	$63.30	$56.48	$37.45	$69.25	$77.50

Total return	14.59%	54.46%	(43.95)%	(8.47)%	15.43%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,567,292	$3,992,928	$2,449,246	$3,756,741	$4,499,076
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.24%	2.52%	3.41%	2.38%	2.18%
Portfolio turnover rate[c]	23%	40%	19%	20%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth and iShares S&P 500 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of March 31, 2011, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2011, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Accumulated Losses
S&P 500	$2,177,810	$(1,403,631,963)	$(1,097,199,912)	$(2,498,654,065)
S&P 500 Growth	22,161	862,721,929	(1,079,670,920)	(216,926,830)
S&P 500 Value	551,640	(142,364,461)	(496,507,676)	(638,320,497)

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 500	$27,035,707
S&P 500 Growth	55,535,277

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 500	$24,267,905	$–	$41,594,450	$–	$365,510,732	$559,115,228	$79,675,890	$1,070,164,205
S&P 500 Growth	11,080,019	2,989,823	40,360,646	–	112,834,240	486,334,136	370,536,779	1,024,135,643
S&P 500 Value	21,337,049	–	–	429,512	117,035,158	302,437,779	55,268,178	496,507,676

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$28,847,023,315	$2,226,788,034	$(3,630,419,997)	$(1,403,631,963)
S&P 500 Growth	5,371,269,001	1,096,331,842	(233,609,913)	862,721,929
S&P 500 Value	4,744,686,804	500,119,086	(642,483,547)	(142,364,461)

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$942,127
S&P 500 Growth	106,474
S&P 500 Value	212,819

Cross trades for the year ended March 31, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain

S&P 500
PNC Financial Services Group Inc. (The)	1,113,788	544,676	(484,179)	1,174,285	$73,968,212	$462,770	$3,725,652

S&P 500 Value
PNC Financial Services Group Inc. (The)	386,710	109,796	(95,217)	401,289	$25,277,194	$154,889	$909,334

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$1,209,165,539	$1,212,430,377
S&P 500 Growth	1,216,669,499	1,214,449,158
S&P 500 Value	918,524,338	918,647,910

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$10,277,337,970	$9,158,301,465
S&P 500 Growth	827,392,896	1,005,711,967
S&P 500 Value	927,900,761	804,522,179

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund and iShares S&P 500 Value Index Fund (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2011 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 500	94.72%

S&P 500 Growth	98.74

S&P 500 Value	99.52

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares Index Fund	Qualified Dividend Income

S&P 500	$469,541,691

S&P 500 Growth	82,995,539

S&P 500 Value	89,536,442

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 500	$2.31196	$–	$0.02614	$2.33810	99%	–%	1%	100%
S&P 500 Growth	0.93531	–	0.01170	0.94701	99	–	1	100
S&P 500 Value	1.25889	–	0.01313	1.27202	99	–	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and -0.5%	1,295	98.10
Less than -0.5% and Greater than -1.0%	4	0.30
Less than -1.0% and Greater than -1.5%	3	0.23
Less than -1.5%	1	0.08

	1,320	100.00%

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and -0.5%	1,295	98.10
Less than -0.5% and Greater than -1.0%	8	0.61
Less than -1.0% and Greater than -1.5%	2	0.15
Less than -1.5%	2	0.15

	1,320	100.00%

SUPPLEMENTAL INFORMATION	39

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	12	0.90
Between 0.5% and -0.5%	1,295	98.10
Less than -0.5% and Greater than -1.0%	5	0.38
Less than -1.0% and Greater than -1.5%	2	0.15
Less than -1.5% and Greater than -2.0%	1	0.08
Less than -2.0%	1	0.08

	1,320	100.00%

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	43

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007- 2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-32-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2011

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iShares S&P Asia 50 Index Fund  |  AIA  |  NYSE Arca

iShares S&P Developed ex-U.S. Property Index Fund  |  WPS  |  NYSE Arca

iShares S&P Europe 350 Index Fund  |  IEV  |  NYSE Arca

iShares S&P Latin America 40 Index Fund  |  ILF  |  NYSE Arca

iShares S&P/TOPIX 150 Index Fund  |  ITF  |  NYSE Arca

iShares S&P Emerging Markets Infrastructure Index Fund  |  EMIF  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.53%	20.84%	22.34%	1.39%	1.39%	1.95%	4.77%	4.79%	6.76%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector	Percentage of Net Assets
Financial	30.38%

Technology	21.30

Energy	8.94

Basic Materials	8.13

Consumer Cyclical	8.00

Industrial	6.85

Communications	6.83

Diversified	4.15

Utilities	3.69

Consumer Non-Cyclical	1.47

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	11.19%

China Construction Bank Corp. Class H (China)	5.88

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.52

China Mobile Ltd. (China)	4.23

Industrial and Commercial Bank of China Ltd. Class H (China)	4.10

CNOOC Ltd. (China)	3.58

POSCO (South Korea)	2.98

Hyundai Motor Co. Ltd. (South Korea)	2.89

Hyundai Heavy Industries Co. Ltd. (South Korea)	2.86

PetroChina Co. Ltd. Class H (China)	2.85

TOTAL	46.08%

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 21.53%, while the total return for the Index was 22.34%.

Economic growth remained strong throughout Asia during the reporting period, particularly in China, South Korea and Taiwan. Surveys of corporate purchasing managers continued to show expansion in the mid-single digit range — not so rapid as to cause overheating. Economic growth peaked in the fourth quarter of 2010, but moderated in subsequent months as central banks raised interest rates or curtailed lending to ward off inflation.

Indeed, inflation concerns were widespread in Asia during the reporting period. In early April 2011, China raised interest rates for the fourth time in six months. The People’s Bank of China boosted rates on one-year deposits from 3% to 3.25%, while lending rates are now 6.3% for one-year loans. In January and February 2011, China’s consumer price index (“CPI”) rose 4.9% from a year earlier, the highest in two years. In addition, real estate prices continued to rise throughout China despite efforts by the government to clamp down on mortgage lending.

Other Asian countries, including South Korea, also reported inflation at post-financial crisis highs. In March, South Korea’s CPI was up 4.7% from the year ago month, driven primarily by rising global raw material prices. Korea’s economy remained strong, with exports in February 2011 rising 18% from year ago levels, while imports were up 16% during the same period. Indeed, exports soared 30% in March from a year earlier, possibly reflecting the March 11th earthquake, tsunami and nuclear fallout which impacted the Japanese economy. Taiwan saw its economy grow more than 10% in 2010 while unemployment fell below 5%. Meanwhile, a record 140,000 new companies were launched in Hong Kong during 2010, a 28% increase over 2009 reflecting the city’s sharp economic recovery.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

Asia’s most important market, the U.S., continued to show strength as the fiscal year ended, as the economy added 216,000 jobs in March 2011, the 12th consecutive month of private sector job growth. Unemployment fell to 8.8%, down from a peak of 10.1% in late 2009. U.S. corporate profits continued to hit record levels. Interest rates remained low, with the 10-year U.S. Treasury yield remaining below 3.5% during much of the period. However, low U.S. interest rates have led investors to seek higher returns in overseas markets, causing currencies in Asia to strengthen.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.21%	16.95%	17.40%	(5.70)%	(5.65)%	(5.99)%	(19.41)%	(19.25)%	(20.27)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	33.93%

REITs-Diversified	26.83

Real Estate Management/Services	13.62

REITs-Shopping Centers	11.19

REITs-Office Property	7.41

REITs-Apartments	1.53

Building-Residential/Commercial	1.47

REITs-Warehouse/Industrial	1.14

Hotels & Motels	1.07

Other*	1.27

Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd. (Hong Kong)	4.65%

Cheung Kong (Holdings) Ltd. (Hong Kong)	4.31

Westfield Group (Australia)	4.03

Mitsubishi Estate Co. Ltd. (Japan)	3.98

Unibail-Rodamco SE (France)	3.91

Mitsui Fudosan Co. Ltd. (Japan)	2.92

Stockland Corp. Ltd. (Australia)	1.81

Hang Lung Properties Ltd. (Hong Kong)	1.80

Land Securities Group PLC (United Kingdom)	1.78

Sumitomo Realty & Development Co. Ltd. (Japan)	1.77

TOTAL	30.96%

*	Includes industries which individually represent less than 1% of net assets.

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate-related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 17.21%, while the total return for the Index was 17.40%.

Real estate markets generally improved during the reporting period, along with the overall economy. In developed markets where the economies are growing rapidly, such as Hong Kong, capital deployed into the real estate sector rose sharply despite the government’s efforts to rein in prices, including higher down-payment requirements and home purchase limits. Conversely, in slow-growing economies, such as much of Europe and Japan, real estate was either flat or declining. Another factor affecting real estate prices was whether the country in question was shaken by the 2008 financial crisis. In Canada, for example, banks were not seriously impacted by the crisis, but interest rates remained low, boosting real estate values.

In Europe, economies are slowly improving, and real estate markets are bouncing back from 2008-2009 recession lows. Some markets, such as London residential housing, are booming, driven by international buyers rather than local residents as Britain faces government budget cuts and falling wages. Meanwhile, in Germany, confidence among investors in the real estate market hit a three-year high during the reporting period as the German economy outperformed its neighbors. However, many European nations are still reeling from the financial crisis, and this puts a damper on developed countries in the region. Portugal became the third European country to ask for a financial rescue from its fellow euro nations, joining Greece and Ireland. In early April 2011, the European Central Bank (“ECB”) became the first major monetary authority among developed regions to raise interest rates since the financial crisis. In France, the euro zone’s second largest economy, growth was only 1.5% during calendar 2010, although output was boosted by government incentives in 2010 that no longer exist in 2011.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Japan’s economy faced challenges even before the March 11, 2011 earthquake. While the rest of Asia worried about overheated economies and inflationary pressures, Japan’s gross domestic product ranged from 1% to 2% in 2010 and its real estate markets lagged. Meanwhile, Australia’s economy, which grew 2.7% in 2010, was hampered by a series of natural disasters, including flooding and tornadoes, as the government spends billions of dollars to rebuild homes and infrastructure. However, mortgage lending rates rose sharply in the fourth quarter of 2010. Long term, however, Australia’s mining-rich economy remains among the strongest in the world.

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.63%	12.22%	12.09%	1.71%	1.71%	2.08%	5.31%	5.16%	5.73%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.63%	12.22%	12.09%	8.83%	8.87%	10.84%	67.80%	65.36%	74.61%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.11%

Financial	22.01

Energy	11.08

Industrial	10.23

Basic Materials	10.21

Communications	9.84

Consumer Cyclical	5.83

Utilities	5.74

Technology	1.82

Diversified	0.70

Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	2.78%

HSBC Holdings PLC (United Kingdom)	2.53

Vodafone Group PLC (United Kingdom)	2.04

Novartis AG Registered (Switzerland)	2.00

Total SA (France)	1.99

BP PLC (United Kingdom)	1.91

Royal Dutch Shell PLC Class A (United Kingdom)	1.80

Siemens AG Registered (Germany)	1.56

Rio Tinto PLC (United Kingdom)	1.49

Roche Holding AG Genusschein (Switzerland)	1.41

TOTAL	19.51%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 IndexTM (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 11.63%, while the total return for the Index was 12.09%.

Although the Fund posted double-digit returns during the reporting period, results generally lagged counterparts in Asia and the U.S. Rising interest rates and continuing worries about defaulting nations weighed heavily on shares.

The European Central Bank (“ECB”) became the first major monetary authority among developed regions to raise interest rates since the financial crisis of 2008. In March 2011, consumer prices among euro nations were up 2.6% from year ago levels — above the ECB’s inflation target of 2%. Amidst the prospect of higher food and energy prices, the ECB announced that it would raise short-term rates a quarter point to 1.25% to curb inflation. Meanwhile, Portugal became the third European country to ask for a financial rescue from its fellow euro nations, joining Greece and Ireland. A week earlier, a major rating agency lowered Portugal’s debt rating to the lowest investment grade. This followed the resignation of the nation’s prime minister, after Parliament rejected his proposed austerity measures.

The Japanese earthquake affected manufacturing in Europe, as General Motors halted some of its production in Spain and Germany, while Ford Motor told dealers to stop ordering certain vehicles because of the loss of critical components from a plant near the Japanese nuclear reactor. Meanwhile, consumer confidence in the 17 countries that are part of the euro zone deteriorated in March as unrest in the Middle East drove up oil prices.

By February 2011, inflation in the United Kingdom was at its highest in more than two years, as soaring commodity prices and a weaker currency led to a 4.4% increase from a year earlier. Nevertheless, the Bank of England kept short-term interest rates at 0.5% to bolster the struggling economy. The U.K. economy grew just 0.7% in the first quarter of 2011, after a 0.5% drop during the previous three months that was blamed on harsh winter weather, with the coldest December on record.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

In France, the euro zone’s second largest economy, growth was about 1.5% during calendar 2010, although output and consumption were boosted by government incentives in 2010 that no longer exist in 2011. In Germany, however, manufacturing orders rose 22% in February 2011 over the year ago period, and continued to climb every month during the reporting period. German unemployment was 6.5% in January, its lowest level since 1992.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.18%	14.13%	15.10%	16.31%	16.33%	16.54%	24.20%	24.20%	24.58%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.18%	14.13%	15.10%	112.84%	113.06%	114.99%	672.37%	672.26%	695.09%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector	Percentage of Net Assets
Basic Materials	23.22%

Financial	21.67

Communications	14.22

Energy	13.32

Consumer Non-Cyclical	10.08

Utilities	7.28

Consumer Cyclical	5.39

Industrial	3.25

Diversified	0.99

Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Vale SA Class A Preferred SP ADR (Brazil)	12.07%

Itau Unibanco Holding SA SP ADR (Brazil)	10.44

America Movil SAB de CV Series L (Mexico)	10.34

Petroleo Brasileiro SA SP ADR (Brazil)	8.11

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	5.21

Banco Bradesco SA Preferred SP ADR (Brazil)	5.01

Companhia de Bebidas das Americas Preferred SP ADR (Brazil)	4.57

Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.68

Banco Santander (Chile) SA SP ADR (Chile)	3.23

Companhia Siderurgica Nacional SA SP ADR (Brazil)	2.99

TOTAL	65.65%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 IndexTM (the “Index”). The Index is comprised of selected equities trading on the exchanges of five Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Peru, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 14.18%, while the total return for the Index was 15.10%.

The Fund’s top 10 holdings are dominated by investments in Brazil and Mexico — and both countries have benefited from rising commodity prices during the reporting period. Brazil’s economic prowess is reflected in the strength of its currency, which gained nearly 5% against the U.S. dollar during the first quarter of 2011, and is up more than 40% since late 2008. The Brazilian currency is rising as foreign money flows into the country from investors optimistic about the country’s economic prospects, as well as its 11.75% interest rate that it pays on short-term money, among the highest in the world.

Although government officials acknowledge the drawbacks of a strong currency in boosting exports, they also see a stronger currency as a way to fight inflation because it reduces the cost of imports. Brazil’s inflation rate was 6.3% in March 2011. In a move to combat its rising currency, President Dilma Rousseff increased a tax on what Brazilians buy outside of the country. In the first two months of 2011 alone, Brazilians spent $2 billion overseas, a 33% increase from a year ago. So they can be more competitive, domestic manufacturers want the government to discourage the import of less expensive goods. At the same time, Brazil is becoming an increasingly important supplier of oil, as the U.S. seeks to reduce its reliance on Middle East suppliers.

Brazil’s gross domestic product (“GDP”) grew 7.5% in 2010, causing it to edge out Mexico as Latin America’s most prosperous country as measured by per-capita income. Brazil’s GDP per capita reached about $10,800 in 2010 compared to Mexico’s $9,800 per capita. Mexico’s

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

GDP grew 5.5% in 2010 and benefited from the economic recovery in the U.S. Mexico is also benefiting from rising oil prices. Its federal budget deficit as a percent of GDP was only 0.7% in 2010, and government officials are projecting a balanced budget in 2012.

Meanwhile, Chile, the third largest percentage holding by country, saw its economy grow 5.2% in 2010, despite sustaining an 8.8 magnitude earthquake in February of that year. The country has benefited from the high price of copper. Chile, whose largest trading partner is China, is the largest producer of copper in the world. Unlike some of its neighbors, inflation remains moderate. Consumer prices rose 2.7% in January 2011 from the previous year.

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.73%	(0.16)%	0.46%	(5.03)%	(5.22)%	(5.03)%	2.56%	2.48%	2.72%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.73%	(0.16)%	0.46%	(22.76)%	(23.51)%	(22.74)%	26.95%	26.03%	28.88%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Cyclical	27.76%

Industrial	22.35

Financial	16.67

Consumer Non-Cyclical	9.38

Basic Materials	6.74

Communications	5.85

Technology	4.83

Utilities	3.43

Energy	1.89

Short-Term and Other Net Assets	1.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Toyota Motor Corp.	5.82%

Mitsubishi UFJ Financial Group Inc.	3.56

Honda Motor Co. Ltd.	3.20

Canon Inc.	2.65

Sumitomo Mitsui Financial Group Inc.	2.40

Mitsubishi Corp.	2.20

Mizuho Financial Group Inc.	1.95

SoftBank Corp.	1.86

Takeda Pharmaceutical Co. Ltd.	1.83

Nippon Telegraph and Telephone Corp.	1.80

TOTAL	27.27%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 IndexTM (the “Index”). The Index is comprised of approximately 70% of the market value of the Japanese equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 0.73%, while the total return for the Index was 0.46%.

The March 11, 2011 earthquake in northern Japan, one of the most powerful earthquakes in history, and the ensuing tsunami, had a devastating human impact. As of April 7, the official death toll was 12,600, and more than 14,700 people were reported missing – and the numbers continue to rise. More than 160,000 people were being housed in temporary shelters, while thousands more were evacuated from their homes due to nuclear fallout. Nearly one million households remained without electricity one month after the quake. Meanwhile, the country continued to face powerful aftershocks while the Fukushima Daiichi nuclear plant continued to release radiation.

To be sure, Japan’s economy faced challenges even before March 11. During the reporting period, the country, which was burdened by anemic growth as well as deflation, was surpassed by China as the world’s second largest economy. While the rest of Asia worried about overheated economies and inflationary pressures, Japan’s gross domestic product ranged from 1% to 2% in 2010. After the 8.9 magnitude earthquake and tsunami, power shortages caused industrial production to plunge. Tourism, which had been a booming industry during the past decade, came to a halt. In reaction to the crisis, the Bank of Japan intervened by pumping currency into the economy. It offered loans of one trillion yen to banks in the cities most affected by the disaster to help rebuild the country. Its actions helped to calm the markets, which recovered half the losses suffered during the week after March 11. However, the human toll and economic impact of the disaster will not be known for years.

Meanwhile, other Asian countries in the region picked up much of Japan’s economic slack. Economic growth remained strong throughout Asia during the reporting period. In Korea, exports soared 30% in March from a year earlier, in part due to Japan’s inability to produce its usual amount of goods and services. Japan’s most important market, the U.S., continued to show strength as the fiscal year ended, as its economy posted its 12th consecutive month of private sector job growth. A strengthening global economic environment bodes well for Japan’s automotive, manufacturing and consumer electronic sectors – a welcome development as Japan recovers from a historic natural disaster.

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.53%	18.62%	17.34%	25.82%	26.21%	24.23%	50.91%	51.75%	47.43%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/16/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Industry/Investment Type	Percentage of Net Assets
Electric – Integrated	25.51%

Petrochemicals	13.33

Airport Development/Maintenance	10.08

Electric – Generation	10.02

Oil – Field Services	7.59

Diversified Operations	7.56

Exchange-Traded Funds	7.38

Marine Services	4.86

Public Thoroughfares	3.76

Gas – Distribution	3.49

Steel Pipe & Tube	3.41

Transportation – Services	2.71

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Ultrapar Participacoes SA SP ADR (Brazil)	13.33%

China Oilfield Services Ltd. Class H (China)	7.59

China Merchants Holdings (International) Co. Ltd. (China)	7.56

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	7.19

CEZ AS (Czech Republic)	6.10

COSCO Pacific Ltd. (China)	4.86

CPFL Energia SA SP ADR (Brazil)	4.81

Centrais Eletricas Brasileiras SA SP ADR (Brazil)	4.14

Korea Electric Power Corp. SP ADR (South Korea)	3.76

iShares MSCI Malaysia Index Fund	3.76

TOTAL	63.10%

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in the emerging markets. The Index includes three distinct infrastructure sub-sectors: energy, transportation and utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 18.53%, while the total return for the Index was 17.34%.

Infrastructure investments are dependent in large measure on the health of the underlying economy. Generally, emerging market economies have rebounded from the financial crisis of 2008.

Driven by rising commodity prices, Brazil’s economic prowess is reflected in the strength of its currency, which gained nearly 5% against the U.S. dollar during the first quarter of 2011, and is up more than 40% since late 2008. The Brazilian currency is rising as foreign money flows into the country from investors optimistic about the country’s economic prospects, as well as its 11.75% interest rate that it pays on short-term money, among the highest in the world. Meanwhile, Brazil’s gross domestic product (“GDP”) grew 7.5% in 2010, causing it to edge out Mexico as Latin America’s most prosperous country as measured by per-capita income. Mexico’s GDP grew 5.5% in 2010 and benefited from the economic recovery in the U.S. Mexico is also benefiting from rising oil prices. Its federal budget deficit as a percent of GDP was only 0.7% in 2010, and government officials are projecting a balanced budget in 2012.

Economic growth remained strong throughout Asia during the reporting period. Economic growth peaked in the fourth quarter of 2010, but moderated in subsequent months as central banks raised interest rates or curtailed lending to ward off inflation. Indeed, inflation concerns were widespread in Asia during the reporting period. In early April 2011, China raised interest rates for the fourth time in six months. The People’s Bank of China boosted rates on one-year deposits from 3% to 3.25%, while lending rates are now 6.3% for one-year loans. In January and February 2011, China’s consumer price index (“CPI”) rose 4.9% from a year earlier, the highest in two years. In addition, real estate prices

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

continued to rise throughout China despite efforts by the government to clamp down on mortgage lending. Other Asian countries including South Korea also reported inflation at post-financial crisis highs. In March, South Korea’s CPI was up 4.7% from the year ago month, driven primarily by rising global raw material prices. Korea’s economy remained strong, with exports in February 2011 rising 18% from year ago levels, while imports were up 16% during the same period. However, South Korea’s robust export activities have pushed capacity utilization to near record highs, while unemployment was just 4%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P Asia 50
Actual	$1,000.00	$1,142.80	0.50%	$2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52
S&P Developed ex-U.S. Property
Actual	1,000.00	1,069.90	0.48	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Europe 350
Actual	1,000.00	1,107.40	0.60	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
S&P Latin America 40
Actual	1,000.00	1,073.50	0.50	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
S&P/TOPIX 150
Actual	$1,000.00	$1,062.90	0.50%	$2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52
S&P Emerging Markets Infrastructure
Actual	1,000.00	1,123.00	0.70	3.71
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.70	3.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.74%

CHINA – 24.62%
China Construction Bank Corp. Class H	15,000,960	$14,059,422
China Life Insurance Co. Ltd. Class H	1,600,000	6,006,531
China Mobile Ltd.	1,100,000	10,132,807
China Petroleum & Chemical Corp. Class H	3,500,000	3,509,810
CNOOC Ltd.	3,400,000	8,567,535
Industrial and Commercial Bank of China Ltd. Class H	11,800,115	9,800,306
PetroChina Co. Ltd. Class H	4,500,000	6,815,202

		58,891,613

HONG KONG – 16.34%
BOC Hong Kong (Holdings) Ltd.	775,000	2,525,809
Cheung Kong (Holdings) Ltd.	300,000	4,890,592
CLP Holdings Ltd.	425,000	3,436,849
Esprit Holdings Ltd.	275,040	1,262,365
Hang Seng Bank Ltd.	155,000	2,502,893
Hong Kong and China Gas Co. Ltd. (The)	900,400	2,160,071
Hong Kong Exchanges and Clearing Ltd.[a]	230,000	4,997,300
Hongkong Electric Holdings Ltd.	275,000	1,838,472
Hutchison Whampoa Ltd.	463,000	5,482,284
Li & Fung Ltd.	600,000	3,073,976
Sun Hung Kai Properties Ltd.	311,000	4,925,972
Swire Pacific Ltd. Class A	136,000	1,993,263

		39,089,846

SINGAPORE – 8.93%
DBS Group Holdings Ltd.	350,500	4,070,861
Keppel Corp. Ltd.	250,000	2,439,508
Oversea-Chinese Banking Corp. Ltd.[a]	600,000	4,560,095
Singapore Airlines Ltd.	109,000	1,182,959
Singapore Telecommunications Ltd.	1,550,000	3,713,606
United Overseas Bank Ltd.	230,000	3,430,385
Wilmar International Ltd.[a]	450,000	1,949,226

		21,346,640

SOUTH KOREA – 29.34%
Hyundai Heavy Industries Co. Ltd.	14,500	6,847,167
Hyundai Mobis Co. Ltd.	16,100	4,806,737
Hyundai Motor Co. Ltd.[a]	37,300	6,902,685
KB Financial Group Inc.	73,486	3,851,994

Security	Shares	Value
Korea Electric Power Corp.[b]	56,500	$1,385,524
KT&G Corp.	30,000	1,561,603
LG Electronics Inc.[a]	20,400	1,952,687
POSCO	15,500	7,135,694
Samsung C&T Corp.	29,000	1,898,172
Samsung Electronics Co. Ltd.	31,500	26,763,298
Shinhan Financial Group Co. Ltd.	100,508	4,567,504
SK Energy Co. Ltd.	13,005	2,501,532

		70,174,597

TAIWAN – 20.51%
AU Optronics Corp.[b]	1,650,273	1,442,267
Cathay Financial Holding Co. Ltd.	1,500,887	2,477,958
China Steel Corp.	2,200,818	2,630,668
Chunghwa Telecom Co. Ltd.	800,551	2,493,682
Formosa Chemicals & Fibre Corp.	700,490	2,656,033
Formosa Plastics Corp.	950,030	3,343,754
Hon Hai Precision Industry Co. Ltd.	1,750,247	6,130,462
HTC Corp.	171,725	6,715,650
MediaTek Inc.	251,112	2,886,296
Nan Ya Plastics Corp.	1,250,010	3,685,439
Taiwan Semiconductor Manufacturing Co. Ltd.	5,500,343	13,205,387
United Microelectronics Corp.	2,650,430	1,379,001

		49,046,597

TOTAL COMMON STOCKS
(Cost: $186,589,044)		238,549,293

SHORT-TERM INVESTMENTS – 2.82%

MONEY MARKET FUNDS – 2.82%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	5,795,892	5,795,892
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	794,620	794,620
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	156,901	156,901

		6,747,413

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,747,413)		6,747,413

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2011

Value
TOTAL INVESTMENTS
IN SECURITIES – 102.56%
(Cost: $193,336,457)	$245,296,706

Other Assets, Less Liabilities – (2.56)%	(6,113,472)

NET ASSETS – 100.00%	$239,183,234

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.46%

AUSTRALIA – 15.48%
Abacus Property Group	75,776	$184,155
ALE Property Group	40,334	83,423
Ardent Leisure Group	86,258	127,561
Aspen Group Ltd.	189,243	89,046
Astro Japan Property Trust	15,668	47,637
Australand Property Group	70,219	222,208
BGP Holdings PLC[a,b]	1,986,852	282
Bunnings Warehouse Property Trust	114,509	203,089
Centro Retail Group[a]	346,525	123,634
CFS Retail Property Trust	679,529	1,293,032
Challenger Diversified Property Group	130,333	66,044
Charter Hall Group	69,971	177,283
Charter Hall Office REIT	120,400	412,133
Charter Hall Retail REIT	79,292	255,839
Commonwealth Property Office Fund	710,815	632,177
Cromwell Group	203,992	148,725
Dexus Property Group	1,397,887	1,228,781
EDT Retail Trust[a]	771,850	63,857
FKP Property Group	197,585	173,683
Goodman Group	1,996,318	1,414,177
GPT Group	494,328	1,605,197
ING Office Fund	816,613	523,590
Lend Lease Group	150,113	1,408,020
Mirvac Group	988,484	1,272,689
Peet Ltd.	46,913	93,634
Stockland Corp. Ltd.	691,397	2,652,680
Sunland Group Ltd.[a]	56,502	40,610
Valad Property Group[a]	37,326	45,935
Westfield Group	611,847	5,909,804
Westfield Retail Trust	807,755	2,188,590

		22,687,515

AUSTRIA – 1.75%
Atrium European Real Estate Ltd.	54,782	343,616
CA Immobilien Anlagen AGa	22,704	418,850
conwert Immobilien Invest SE	20,382	337,255
IMMOEAST AG Escrow[a,b]	100,152	14
IMMOFINANZ AGa,c	302,634	1,368,285
IMMOFINANZ AG Escrow[a,b]	112,716	16
Sparkassen Immobilien AGa	14,448	103,459

		2,571,495

Security	Shares	Value
BELGIUM – 0.79%
Befimmo SCA	4,042	$353,567
Cofinimmo SA	4,034	591,070
Intervest Offices NV	1,978	70,848
Warehouses De Pauw SCA	2,580	146,451

		1,161,936

CANADA – 4.22%
Allied Properties Real Estate Investment Trust	5,977	135,178
Artis Real Estate Investment Trust	10,148	148,347
Boardwalk Real Estate Investment Trust	8,213	406,196
Brookfield Properties Corp.	68,671	1,211,405
Calloway Real Estate Investment Trust	13,803	366,093
Canadian Apartment Properties Real Estate Investment Trust	10,750	215,055
Canadian Real Estate Investment Trust	9,331	332,376
Chartwell Seniors Housing Real Estate Investment Trust	19,092	181,744
Cominar Real Estate Investment Trust	8,600	200,689
Crombie Real Estate Investment Trust	4,687	62,108
Dundee Real Estate Investment Trust	6,923	235,571
Extendicare Real Estate Investment Trust	10,965	143,157
First Capital Realty Inc.	16,039	264,472
H&R Real Estate Investment Trust	20,425	461,938
InnVest Real Estate Investment Trust	12,685	90,370
Killam Properties Inc.	12,298	131,356
Melcor Developments Ltd.	3,354	54,133
Morguard Real Estate Investment Trust	8,127	121,811
Northern Property Real Estate Investment Trust	3,956	124,038
NorthWest Healthcare Properties Real Estate Investment Trust	4,343	53,085
Primaris Retail Real Estate Investment Trust	10,062	220,324
RioCan Real Estate Investment Trust	37,453	980,266
Whiterock Real Estate Investment Trust	3,612	51,093

		6,190,805

DENMARK – 0.06%
Jeudan A/S	602	49,497
TK Development A/Sa	10,277	39,707

		89,204

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2011

Security	Shares	Value
FINLAND – 0.39%
Citycon OYJ	36,034	$165,169
Sponda OYJ	52,374	298,039
Technopolis OYJ	19,952	107,026

		570,234

FRANCE – 7.30%
Fonciere des Regions	9,503	1,013,990
Gecina SA	7,525	1,039,254
Icade	6,536	807,688
Klepierre	27,176	1,104,515
Mercialys	12,814	511,435
Societe de la Tour Eiffel	1,634	150,722
Societe Immobiliere de Location pourl’Industrie et le Commerce	2,451	343,995
Unibail-Rodamco SE	26,402	5,726,843

		10,698,442

GERMANY – 1.10%
Alstria Office REIT AG	7,998	111,343
Colonia Real Estate AGa	4,644	35,719
Deutsche EuroShop AG	12,427	475,267
Deutsche Wohnen AG Bearer[a]	18,146	262,145
DIC Asset AG	7,910	103,787
GAGFAH SA	26,230	222,147
IVG Immobilien AGa	25,800	214,331
PATRIZIA Immobilien AGa	7,009	48,917
TAG Immobilien AGa	14,405	140,622

		1,614,278

HONG KONG – 21.75%
Champion REIT[c]	688,000	398,920
Cheung Kong (Holdings) Ltd.	387,000	6,308,863
Chinese Estates Holdings Ltd.[c]	150,500	270,885
Emperor International Holdings Ltd.	301,000	59,595
Far East Consortium International Ltd.	344,000	81,818
Great Eagle Holdings Ltd.	86,000	286,917
GZI Real Estate Investment Trust	215,000	112,224
Hang Lung Group Ltd.[c]	258,000	1,597,118
Hang Lung Properties Ltd.	602,000	2,635,327
Henderson Land Development Co. Ltd.[c]	301,929	2,092,254
HKR International Ltd.	206,400	117,023
Hongkong Land Holdings Ltd.	344,000	2,408,000
Hopewell Holdings Ltd.	172,000	516,341
Hopson Development Holdings Ltd.[a]	172,000	195,037

Security	Shares	Value
Hysan Development Co. Ltd.	172,000	$707,619
K. Wah International Holdings Ltd.[c]	301,000	119,964
Kerry Properties Ltd.	193,500	967,724
Kowloon Development Co. Ltd.	86,000	115,209
Lai Fung Holdings Ltd.	1,247,000	55,310
Lai Sun Development Co. Ltd.[a]	2,150,000	70,486
Link REIT (The)	645,000	2,019,201
New World China Land Ltd.	516,000	194,374
Pacific Century Premium Developments Ltd.	258,000	50,086
Prosperity REIT	301,000	74,300
Regal Real Estate Investment Trust	258,000	82,592
Shanghai Industrial Urban Development Group Ltd.[a]	258,000	90,221
Shui On Land Ltd.	752,500	346,346
Silver Grant International Industries Ltd.	344,000	134,448
Sino Land Co. Ltd.[c]	774,000	1,375,213
Sinolink Worldwide Holdings Ltd.	602,000	71,978
SRE Group Ltd.[c]	688,000	62,801
Sun Hung Kai Properties Ltd.	430,000	6,810,830
Sunlight Real Estate Investment Trust[c]	301,000	95,197
TAI Cheung Holdings Ltd.	86,000	63,907
Tian An China Investments Co. Ltd.	283,200	174,765
Tomson Group Ltd.	220,953	83,800
Wheelock and Co. Ltd.	258,000	968,553
Zhuguang Holdings Group Co. Ltd.[a,c]	258,000	58,379

		31,873,625

ISRAEL – 0.81%
Africa Israel Properties Ltd.[a]	3,827	54,860
Airport City Ltd.[a]	5,934	29,266
AL-ROV (Israel) Ltd.[a]	1,376	52,769
Alony Hetz Properties & Investments Ltd.	19,694	114,536
Amot Investments Ltd.	23,478	72,868
Azrieli Group Ltd.[a]	9,288	274,632
British Israel Investments Ltd.	14,534	57,621
Elbit Imaging Ltd.[a]	4,343	51,892
Gazit Globe Ltd.	15,089	200,402
Industrial Buildings Corp. Ltd.	22,360	48,147
Jerusalem Economy Ltd.	6,063	77,679
Melisron Ltd.	1,634	38,812
Nitsba Holdings (1995) Ltd.[a]	7,095	74,355

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2011

Security	Shares	Value
REIT 1 Ltd.	20,640	$42,976

		1,190,815

ITALY – 0.32%
Beni Stabili SpA	233,490	243,042
Immobiliare Grande Distribuzione SpA	41,151	90,633
Prelios SpA[a]	181,503	141,664

		475,339

JAPAN – 20.04%
Advance Residence Investment Corp.	258	509,276
AEON Mall Co. Ltd.	21,500	463,308
BLife Investment Corp.	43	294,691
DA Office Investment Corp.	86	299,568
Daibiru Corp.	12,900	112,066
Daito Trust Construction Co. Ltd.	21,500	1,486,426
Daiwa House Industry Co. Ltd.	172,000	2,120,946
Frontier Real Estate Investment Corp.	43	382,891
Fukuoka REIT Corp.	43	308,180
Global One Real Estate Investment Corp. Ltd.	43	350,724
Heiwa Real Estate Co. Ltd.	43,000	99,614
Heiwa Real Estate REIT Inc.	86	53,231
Hulic Co. Ltd.	12,900	112,533
Iida Home Max Co. Ltd.	4,300	39,742
Industrial & Infrastructure Fund Investment Corp.[c]	43	213,755
Japan Excellent Inc.	43	237,361
Japan Logistics Fund Inc.	43	348,649
Japan Prime Realty Investment Corp.	172	466,110
Japan Real Estate Investment Corp.	129	1,224,940
Japan Rental Housing Investments Inc.	129	55,255
Japan Retail Fund Investment Corp.	430	675,507
Kenedix Realty Investment Corp.	43	177,437
Leopalace21 Corp.[a,c]	38,700	50,896
MID REIT Inc.	43	122,494
Mitsubishi Estate Co. Ltd.	344,000	5,839,865
Mitsui Fudosan Co. Ltd.	258,000	4,274,059
Mori Hills REIT Investment Corp.	43	132,040
MORI TRUST Sogo REIT Inc.	43	421,284
Nippon Accommodations Fund Inc.	43	309,737
Nippon Building Fund Inc.	129	1,260,738
Nomura Real Estate Holdings Inc.	25,800	392,541
Nomura Real Estate Office Fund Inc.	86	584,194

Security	Shares	Value
Nomura Real Estate Residential Fund Inc.	43	$240,734
NTT Urban Development Corp.	301	253,133
ORIX JREIT Inc.	86	474,204
Premier Investment Corp.	43	195,596
Sankei Building Co. Ltd. (The)	8,600	51,052
Sekisui House SI Investment Corp.	43	195,855
Shoei Co. Ltd.	8,600	78,031
Sumitomo Realty & Development Co. Ltd.	129,000	2,589,961
TOC Co. Ltd.	12,900	51,208
Tokyo Tatemono Co. Ltd.	129,000	484,061
Tokyu Land Corp.	86,000	375,627
TOKYU REIT Inc.	43	266,675
Top REIT Inc.	43	259,152
United Urban Investment Corp.	344	436,226

		29,371,573

LUXEMBOURG – 0.19%
ProLogis European Properties[a]	39,001	276,455

		276,455

NETHERLANDS – 2.56%
Corio NV	26,187	1,834,315
Eurocommercial Properties NV	10,277	509,860
Nieuwe Steen Investments NV	10,234	212,763
Plaza Centers NVa,c	27,090	39,841
VastNed Offices/Industrial NV	5,590	97,414
VastNed Retail NV	5,246	384,514
Wereldhave NV	6,235	666,792

		3,745,499

NEW ZEALAND – 0.40%
AMP NZ Office Trust	216,806	135,602
Goodman Property Trust	208,722	148,059
ING Property Trust	147,189	81,956
Kiwi Income Property Trust	280,489	213,943

		579,560

NORWAY – 0.19%
Norwegian Property ASA[a]	148,006	271,571

		271,571

SINGAPORE – 9.23%
AIMS AMP Capital Industrial REIT	516,000	83,919
Allgreen Properties Ltd.	258,000	221,055
Ascendas India Trust	129,000	97,735
Ascendas Real Estate Investment Trust[b]	430,935	697,427

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2011

Security	Shares	Value
Ascott Residence Trust	172,800	$164,506
Bukit Sembawang Estates Ltd.[c]	43,000	145,664
Cambridge Industrial Trust	301,440	117,180
CapitaCommercial Trust	559,000	616,430
CapitaLand Ltd.	946,000	2,476,636
CapitaMall Trust Management Ltd.	645,000	961,999
CapitaMalls Asia Ltd.	258,000	364,332
CapitaRetail China Trust	86,000	85,284
CDL Hospitality Trusts	172,000	274,272
City Developments Ltd.	172,000	1,571,948
Fortune REIT	258,000	127,371
Frasers Centrepoint Trust	129,000	155,557
Frasers Commercial Trust	137,600	86,785
Global Logistic Properties Ltd.[a]	645,000	956,882
GuocoLand Ltd.	86,000	166,474
Ho Bee Investment Ltd.	86,000	96,882
Hong Fok Corp. Ltd.[a]	129,400	58,002
K-REIT Asia	86,000	88,013
Keppel Land Ltd.[c]	215,000	765,847
Lippo-Mapletree Indonesia Retail Trust	172,000	73,685
Mapletree Industrial Trust	258,000	214,915
Mapletree Logistics Trust	367,040	263,523
Parkway Life REIT	86,000	116,668
Saizen REIT	344,000	38,207
Singapore Land Ltd.	43,000	237,771
Starhill Global REIT	430,000	211,503
Suntec REIT	645,000	788,021
United Industrial Corp. Ltd.	116,000	261,357
UOL Group Ltd.	172,000	648,155
Wheelock Properties (Singapore) Ltd.	86,000	128,949
Wing Tai Holdings Ltd.	129,000	156,581

		13,519,535

SPAIN – 0.21%
Inmobiliaria Colonial SAa,c	2,229,421	253,102
Realia Business SAa	20,468	51,266

		304,368

SWEDEN – 2.03%
Castellum AB	50,439	733,990
Fabege AB	37,969	410,783
Fastighets AB Balder Class Ba	12,427	93,571
HEBA Fastighets AB	8,600	94,065
Hufvudstaden AB Class A	33,282	396,478

Security	Shares	Value
Klovern AB	28,896	$158,029
Kungsleden AB	39,689	390,070
Sagax ABa	1,462	46,351
Wallenstam AB Class B	11,309	351,367
Wihlborgs Fastigheter AB	10,234	304,989

		2,979,693

SWITZERLAND – 1.88%
Allreal Holding AG Registered[a]	1,968	305,897
Intershop Holdings AG	344	119,480
Mobimo Holding AG Registered[a]	1,505	348,263
PSP Swiss Property AG Registered[a]	10,062	832,038
Swiss Prime Site AG Registered[a]	13,803	1,093,105
Zueblin Immobilien Holding AG Registered[a]	12,040	50,405

		2,749,188

UNITED KINGDOM – 8.76%
Big Yellow Group PLC	33,669	178,478
British Land Co. PLC	256,151	2,268,549
Capital & Counties Properties PLC	133,337	360,139
Capital & Regional PLC[a]	80,410	50,268
Capital Shopping Centres Group PLC	172,387	1,058,335
CLS Holdings PLC[a]	4,902	52,253
Daejan Holdings PLC	1,978	83,546
Derwent London PLC	23,263	612,665
Development Securities PLC	35,948	128,787
Grainger PLC	123,152	211,817
Great Portland Estates PLC	89,397	552,847
Hammerson PLC	203,218	1,455,769
Hansteen Holdings PLC	129,774	176,818
Helical Bar PLC	28,982	125,805
Invista Foundation Property Trust Ltd.	103,759	64,865
Land Securities Group PLC	221,837	2,608,278
London & Stamford Property PLC	157,294	315,168
Metric Property Investments PLC[a]	56,072	98,195
Minerva PLC[a]	30,315	44,949
Primary Health Properties PLC	17,587	90,493
Raven Russia Ltd.	155,961	161,873
Safestore Holdings PLC	43,731	107,251
SEGRO PLC	213,366	1,099,578
Shaftesbury PLC	70,477	534,466
St. Modwen Properties PLC	44,161	127,277
UNITE Group PLC[a]	44,505	154,093

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2011

Security	Shares	Value
Workspace Group PLC	251,765	$109,972

		12,832,534

TOTAL COMMON STOCKS (Cost: $150,258,347)		145,753,664

SHORT-TERM INVESTMENTS – 2.30%

MONEY MARKET FUNDS – 2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[d,e,f]	2,913,515	2,913,515
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[d,e,f]	399,444	399,444
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[d,e]	60,602	60,602

		3,373,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,373,561)		3,373,561

TOTAL INVESTMENTS IN SECURITIES – 101.76% (Cost: $153,631,908)		149,127,225

Other Assets, Less Liabilities – (1.76)%		(2,583,444)

NET ASSETS — 100.00%		$146,543,781

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.33%

AUSTRIA – 0.40%
Erste Group Bank AG	45,300	$2,288,875
OMV AG	27,692	1,253,204
Telekom Austria AG	59,248	867,694
voestalpine AG	21,252	999,158

		5,408,931

BELGIUM – 1.47%
Ageas	459,816	1,308,312
Anheuser-Busch InBev NV	140,392	8,008,061
Belgacom SA	29,633	1,149,497
Colruyt SA	14,962	789,002
Delhaize Group SA	18,998	1,548,855
Dexia SAa	209,622	817,460
Groupe Bruxelles Lambert SA	14,812	1,384,989
KBC Groep NVa	38,962	1,467,146
Solvay SA	10,948	1,298,680
UCB SA	21,574	820,347
Umicore	22,428	1,113,806

		19,706,155

DENMARK – 1.29%
A.P. Moller – Maersk A/S Class B	208	1,959,217
Carlsberg A/S Class B	19,642	2,117,811
Danske Bank A/Sa	67,978	1,507,287
Danske Bank A/S New[a]	33,770	755,215
Novo Nordisk A/S Class B	63,756	8,020,920
Novozymes A/S Class B	9,016	1,382,233
Vestas Wind Systems A/Sa	37,674	1,636,285

		17,378,968

FINLAND – 1.48%
Fortum OYJ[a]	81,788	2,780,926
Kone OYJ Class B	38,640	2,226,261
Metso OYJ	25,438	1,369,598
Nokia OYJ	699,384	5,989,712
Sampo OYJ Class A	89,838	2,869,780
Stora Enso OYJ Class R	113,988	1,359,596
UPM-Kymmene OYJ[a]	97,888	2,072,580
Wartsila OYJ Class B	30,912	1,208,542

		19,876,995

FRANCE – 16.43%
Accor SA	30,590	1,376,323

Security	Shares	Value
Air France-KLM[a]	28,014	$467,117
Alcatel-Lucent[a]	431,158	2,478,630
ALSTOM	38,318	2,268,883
Aperam	8,637	347,479
ArcelorMittal	173,236	6,275,046
AXA	347,119	7,263,336
BNP Paribas	199,875	14,638,795
Bouygues SA	43,148	2,074,823
Cap Gemini SA	29,307	1,704,548
Carrefour SA	110,768	4,910,643
Casino Guichard-Perrachon SA	10,626	1,007,150
Christian Dior SA	10,304	1,452,444
Compagnie de Saint-Gobain	82,110	5,034,346
Compagnie Generale des Etablissements Michelin Class B	32,803	2,774,424
Credit Agricole SA	201,797	3,316,166
Danone SA	121,072	7,919,733
Dassault Systemes SA	10,952	842,842
Edenred SAa	29,957	905,293
Electricite de France	53,452	2,216,446
Essilor International SA	40,250	2,993,024
European Aeronautic Defence and Space Co. NVa	76,314	2,224,424
France Telecom SA	362,572	8,134,655
GDF Suez	268,548	10,956,523
Hermes International	10,351	2,272,404
L’Air Liquide SA	52,897	7,038,200
L’Oreal SA	45,080	5,258,583
Lafarge SA	35,098	2,192,280
Lagardere SCA	24,150	1,032,422
LVMH Moet Hennessy Louis Vuitton SA	48,300	7,656,200
Pernod Ricard SA	32,522	3,041,415
PPR SA	13,846	2,125,024
PSA Peugeot Citroen SAa	30,590	1,210,278
Publicis Groupe SA	26,726	1,500,956
Renault SAa	38,640	2,139,075
Safran SA	38,640	1,367,560
Sanofi-Aventis	205,758	14,446,263
Schneider Electric SA	50,554	8,651,986
SES SA FDR	53,130	1,370,336
Societe Generale	138,342	9,001,324
Societe Television Francaise 1	22,540	414,385
Sodexo	18,032	1,318,612

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2011

Security	Shares	Value
STMicroelectronics NV	123,326	$1,529,604
Suez Environnement SA	51,842	1,074,107
Technip SA	20,286	2,166,287
Thales SA	17,066	681,626
Total SA	439,530	26,792,623
Unibail-Rodamco SE	17,066	3,701,776
Valeo SAa	14,812	865,066
Vallourec SA	19,964	2,242,675
Veolia Environnement	93,702	2,917,417
Vinci SA	104,006	6,508,197
Vivendi SA	229,586	6,564,980

		220,664,754

GERMANY – 12.14%
Adidas AG	38,962	2,457,960
Allianz SE Registered	85,008	11,946,469
BASF SE	171,948	14,892,016
Bayer AG	154,560	11,984,524
Bayerische Motoren Werke AG	60,214	5,020,169
Beiersdorf AG	18,676	1,141,356
Commerzbank AGa	156,814	1,223,718
Daimler AG Registered[a]	167,762	11,867,842
Deutsche Bank AG Registered	173,622	10,221,363
Deutsche Boerse AG	36,386	2,765,074
Deutsche Lufthansa AG Registered[a]	43,470	922,548
Deutsche Post AG Registered	156,170	2,819,017
Deutsche Telekom AG Registered	552,552	8,523,455
E.ON AG	374,164	11,442,535
Fresenius Medical Care AG & Co. KGaA	36,064	2,425,345
HeidelbergCement AG	26,404	1,846,705
Hochtief AG	8,050	867,063
Infineon Technologies AG	202,216	2,076,190
K+S AG	26,926	2,035,483
Linde AG	31,878	5,041,783
MAN SE	18,620	2,325,280
Merck KGaA	12,236	1,105,746
METRO AG	23,828	1,630,357
Muenchener Rueckversicherungs- Gesellschaft AG Registered	31,523	4,965,506
Puma AG	966	283,698
QIAGEN NVa	43,148	863,056
RWE AG	76,636	4,887,955
Salzgitter AGb	7,084	559,947

Security	Shares	Value
SAP AG	164,542	$10,087,267
Siemens AG Registered	152,628	20,946,843
ThyssenKrupp AG	61,824	2,529,384
TUI AGa	28,014	335,251
Volkswagen AG	6,762	1,039,242

		163,080,147

GREECE – 0.28%
Alpha Bank AEa	97,722	630,982
EFG Eurobank Ergasias SAa	56,456	352,514
Hellenic Telecommunications Organization SA SP ADR	92,913	508,234
National Bank of Greece SA SP ADR	788,599	1,395,820
OPAP SA	40,290	863,922

		3,751,472

IRELAND – 0.39%
Anglo Irish Bank Corp. Ltd.[a,c]	211,770	30
CRH PLC	133,308	3,060,890
Elan Corp. PLC[a]	87,906	605,649
Kerry Group PLC Class A	25,760	960,327
Ryanair Holdings PLC SP ADR	22,188	616,826

		5,243,722

ITALY – 4.64%
Assicurazioni Generali SpA	246,974	5,355,346
Atlantia SpA	53,726	1,232,842
Banca Monte dei Paschi di Siena SpA[a]	669,116	836,072
Banca Popolare di Milano Scrl	76,314	287,204
Banco Popolare SpA	331,016	988,343
Enel SpA	1,212,974	7,656,482
Eni SpA	521,962	12,836,613
Fiat Industrial SpA[a]	144,256	2,073,750
Fiat SpA	141,036	1,278,921
Finmeccanica SpA	74,070	933,401
Intesa Sanpaolo SpA	1,763,594	5,225,671
Luxottica Group SpA	28,401	928,601
Mediaset SpA	138,782	883,104
Mediobanca SpA	88,247	904,170
Pirelli & C. SpA	42,898	377,435
Saipem SpA	47,538	2,530,469
Snam Rete Gas SpA	334,236	1,881,130
Telecom Italia SpA	1,816,724	2,797,252
Tenaris SA	86,940	2,138,116
Terna SpA	244,720	1,173,119

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2011

Security	Shares	Value
UniCredit SpA	3,601,892	$8,914,360
Unione di Banche Italiane ScpA	119,140	1,019,502

		62,251,903

NETHERLANDS – 3.97%
AEGON NVa	356,776	2,675,294
Akzo Nobel NV	43,470	2,990,648
ASML Holding NVa	81,144	3,581,210
Heineken NV	53,452	2,924,541
ING Groep NV CVA[a]	716,772	9,084,355
Koninklijke Ahold NV	222,502	2,989,545
Koninklijke DSM NV	33,810	2,080,163
Koninklijke KPN NV	295,274	5,036,660
Koninklijke Philips Electronics NVa	183,862	5,885,018
Randstad Holding NVa	18,998	1,059,530
Reed Elsevier NV	135,884	1,750,923
TNT NV	70,196	1,803,034
Unilever NV CVA	321,034	10,079,693
Wolters Kluwer NV	56,028	1,311,904

		53,252,518

NORWAY – 1.15%
DnB NOR ASA	170,016	2,607,829
Norsk Hydro ASA	171,772	1,408,520
Orkla ASA	150,052	1,453,932
Renewable Energy Corp. ASA[a]	108,990	382,428
Statoil ASA	197,064	5,461,185
Telenor ASA	143,612	2,362,488
Yara International ASA	34,776	1,761,510

		15,437,892

PORTUGAL – 0.50%
Banco Comercial Portugues SA Registered[b]	733,888	599,881
Banco Espirito Santo SA Registered[b]	115,598	474,090
BRISA – Auto-estradas de Portugal SA	33,810	229,008
CIMPOR – Cimentos de Portugal SGPS SA	39,284	285,095
Energias de Portugal SA	514,237	2,005,363
Galp Energia SGPS SA Class B	52,164	1,118,162
Portugal Telecom SGPS SA Registered	167,440	1,935,129

		6,646,728

SPAIN – 5.53%
Abertis Infraestructuras SA	64,042	1,393,221
Acciona SA	4,830	525,584

Security	Shares	Value
Acerinox SA	19,320	$381,782
Actividades de Construcciones y Servicios SA	33,316	1,563,981
Banco Bilbao Vizcaya Argentaria SA	841,391	10,221,987
Banco de Sabadell SA	232,712	1,019,456
Banco Popular Espanol SA	167,891	988,278
Banco Santander SA	1,580,906	18,378,454
Bankinter SAb	48,622	333,958
Enagas SA	36,386	822,035
Ferrovial SA	75,992	954,386
Gamesa Corporacion Tecnologica SAa	37,674	392,045
Gas Natural SDG SA	54,096	1,017,555
Iberdrola Renovables SA	161,966	699,881
Iberdrola SA	773,034	6,731,269
Industria de Diseno Textil SA	40,894	3,285,810
International Consolidated Airlines Group SA London[a]	140,560	511,455
Red Electrica Corporacion SA	19,914	1,133,224
Repsol YPF SA	150,052	5,147,795
Telefonica SA	748,328	18,759,386

		74,261,542

SWEDEN – 4.74%
Alfa Laval AB	63,756	1,385,604
Assa Abloy AB Class B	59,248	1,704,634
Atlas Copco AB Class A	130,732	3,477,400
Boliden AB	51,842	1,117,639
Electrolux AB Class Ba	48,944	1,262,315
Hennes & Mauritz AB Class B	179,354	5,959,134
Holmen AB Class B	7,728	267,302
Investor AB Class B	85,974	2,087,885
Nordea Bank AB	604,394	6,620,320
Sandvik AB	196,098	3,702,250
Scania AB Class B	58,282	1,351,635
Securitas AB Class B	54,418	648,265
Skandinaviska Enskilda Banken AB Class A	315,560	2,816,249
Skanska AB Class B	74,382	1,567,017
SKF AB Class B	76,636	2,232,848
SSAB AB Class Aa	38,962	617,312
Svenska Cellulosa AB Class B	113,022	1,820,277
Svenska Handelsbanken AB Class A	89,516	2,937,324
Swedbank AB Class A	177,422	3,037,470

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2011

Security	Shares	Value
Swedish Match AB	43,148	$1,435,667
Tele2 AB Class B	55,706	1,287,479
Telefonaktiebolaget LM Ericsson Class B	564,466	7,283,548
TeliaSonera AB	397,348	3,435,948
Volvo AB Class Aa	101,430	1,778,289
Volvo AB Class Ba	215,096	3,784,740

		63,618,551

SWITZERLAND – 11.93%
ABB Ltd. Registered[a]	435,666	10,505,320
Actelion Ltd. Registered[a]	20,930	1,209,106
Adecco SA Registered	27,692	1,828,274
Baloise Holding AG Registered	9,219	917,013
Clariant AG Registered[a]	44,114	799,004
Compagnie Financiere Richemont SA Class A Bearer	54,206	3,143,278
Credit Suisse Group AG Registered	187,404	7,995,167
GAM Holding AGa	38,318	730,884
Geberit AG Registered	7,728	1,689,457
Givaudan SA Registered[a]	1,553	1,567,684
Holcim Ltd. Registered	49,910	3,775,233
Julius Baer Group Ltd.	38,962	1,697,574
Kuehne & Nagel International AG Registered	10,304	1,447,302
Lonza Group AG Registered	9,660	813,579
Nestle SA Registered	649,796	37,396,032
Nobel Biocare Holding AG Registered[a]	22,865	475,870
Novartis AG Registered	493,626	26,881,398
Roche Holding AG Bearer	4,830	794,045
Roche Holding AG Genusschein	131,698	18,887,006
SGS SA Registered	966	1,726,414
Swatch Group AG (The) Bearer	5,796	2,572,832
Swiss Life Holding AG Registered[a]	5,726	950,109
Swiss Reinsurance Co. Registered	69,552	3,995,144
Swisscom AG Registered	4,251	1,902,809
Syngenta AG Registered	17,710	5,778,472
UBS AG Registered[a]	716,772	12,911,846
Zurich Financial Services AG Registered	28,014	7,872,765

		160,263,617

UNITED KINGDOM – 32.99%
3i Group PLC	185,150	887,094
Aegis Group PLC	169,793	388,930

Security	Shares	Value
Aggreko PLC	51,198	$1,293,389
AMEC PLC	61,180	1,169,957
Anglo American PLC	246,974	12,696,091
ARM Holdings PLC	251,482	2,317,899
Associated British Foods PLC	66,976	1,065,003
AstraZeneca PLC	260,176	11,940,112
Aviva PLC	530,012	3,676,993
BAE Systems PLC	636,916	3,317,048
Barclays PLC	2,283,624	10,159,812
BG Group PLC	634,018	15,762,794
BHP Billiton PLC	407,652	16,074,760
BP PLC	3,518,172	25,603,111
British American Tobacco PLC	373,842	14,993,230
British Land Co. PLC	164,542	1,457,233
British Sky Broadcasting Group PLC	200,416	2,650,368
BT Group PLC	1,448,356	4,308,966
Bunzl PLC	59,892	714,749
Cable & Wireless Communications PLC	503,933	368,024
Cable & Wireless Worldwide PLC	507,794	426,926
Cairn Energy PLC[a]	262,108	1,941,494
Capita Group PLC	115,598	1,376,762
Carnival PLC	39,928	1,569,343
Centrica PLC	960,848	5,010,241
Cobham PLC	219,611	810,362
Compass Group PLC	354,200	3,182,321
Cookson Group PLC[a]	51,842	572,975
Daily Mail & General Trust PLC Class A NVS	54,096	428,536
Diageo PLC	468,510	8,899,324
Drax Group PLC	68,267	433,884
Experian PLC	187,404	2,319,081
FirstGroup PLC	88,550	463,154
G4S PLC	264,362	1,082,280
GKN PLC	288,136	927,892
GlaxoSmithKline PLC	973,084	18,553,874
Hammerson PLC	134,596	964,189
Hays PLC	269,192	501,836
Home Retail Group PLC	148,442	459,472
HSBC Holdings PLC	3,311,126	34,021,508
IMI PLC	60,214	994,156
Imperial Tobacco Group PLC	190,302	5,878,207
InterContinental Hotels Group PLC	54,096	1,108,194
International Power PLC	286,902	1,416,459

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2011

Security	Shares	Value
Invensys PLC	152,306	$842,767
ITV PLC[a]	719,670	892,305
J Sainsbury PLC	256,312	1,377,597
Johnson Matthey PLC	39,606	1,180,847
Kingfisher PLC	442,106	1,742,628
Ladbrokes PLC	172,270	365,886
Land Securities Group PLC	143,290	1,684,751
Legal & General Group PLC	1,090,936	2,014,520
Lloyds Banking Group PLC[a]	7,467,824	6,953,689
Logica PLC	300,427	630,856
London Stock Exchange Group PLC	40,572	541,415
Lonmin PLC	28,658	782,313
Man Group PLC	354,844	1,398,672
Marks & Spencer Group PLC	295,596	1,595,370
Misys PLC[a]	50,734	257,147
National Grid PLC	656,236	6,248,364
Next PLC	33,810	1,073,075
Old Mutual PLC	1,021,706	2,227,331
Pearson PLC	151,340	2,670,920
Persimmon PLC	57,638	411,139
Provident Financial PLC	24,474	376,614
Prudential PLC	476,560	5,396,965
Reckitt Benckiser Group PLC	115,177	5,911,625
Reed Elsevier PLC	225,722	1,953,833
Rentokil Initial PLC[a]	345,835	498,920
Resolution Ltd.	272,478	1,292,398
Rexam PLC	162,288	945,347
Rio Tinto PLC	285,614	20,048,148
Rolls-Royce Group PLC[a]	351,437	3,487,048
Royal Bank of Scotland Group PLC[a]	3,264,436	2,134,429
Royal Dutch Shell PLC Class A	666,616	24,192,011
Royal Dutch Shell PLC Class B	504,574	18,279,029
RSA Insurance Group PLC	648,830	1,367,655
SABMiller PLC	173,880	6,152,763
Sage Group PLC (The)	249,228	1,111,009
Schroders PLC	23,828	663,067
Scottish & Southern Energy PLC	174,202	3,521,179
SEGRO PLC	136,850	705,254
Serco Group PLC	91,448	817,953
Severn Trent PLC	44,778	1,048,660
Shire PLC	104,650	3,037,928
Smith & Nephew PLC	164,864	1,857,809
Smiths Group PLC	72,671	1,510,849

Security	Shares	Value
Standard Chartered PLC	358,429	$9,290,369
Standard Life PLC	429,561	1,423,951
Tate & Lyle PLC	89,194	825,672
Tesco PLC	1,500,520	9,164,032
Tullow Oil PLC	166,152	3,856,506
Unilever PLC	244,720	7,453,202
United Business Media Ltd.	46,690	447,928
United Utilities Group PLC	126,546	1,199,839
Vodafone Group PLC	9,689,302	27,413,029
Whitbread PLC	33,488	885,713
William Hill PLC	134,596	389,861
Wm Morrison Supermarkets PLC	497,812	2,202,390
Wolseley PLC[a]	53,130	1,787,607
WPP PLC	234,738	2,891,659
Xstrata PLC	364,826	8,520,501

		443,142,377

TOTAL COMMON STOCKS (Cost: $1,423,541,696)		1,333,986,272

PREFERRED STOCKS – 0.23%

GERMANY – 0.23%
Henkel AG & Co. KGaA	33,166	2,057,249
Porsche Automobil Holding SE	16,422	1,076,899

		3,134,148

TOTAL PREFERRED STOCKS (Cost: $3,029,506)		3,134,148

RIGHTS – 0.01%

GERMANY – 0.01%
Porsche Automobil Holding SE Preferred[a]	16,422	142,553

		142,553

TOTAL RIGHTS (Cost: $241,158)		142,553

SHORT-TERM INVESTMENTS – 0.14%

MONEY MARKET FUNDS – 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[d,e,f]	1,452,816	1,452,816

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[d,e,f]	199,182	$199,182
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[d,e]	229,270	229,270

		1,881,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,881,268)		1,881,268

TOTAL INVESTMENTS IN SECURITIES – 99.71% (Cost: $1,428,693,628)		1,339,144,241

Other Assets, Less Liabilities – 0.29%		3,925,345

NET ASSETS – 100.00%		$1,343,069,586

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 66.59%

BRAZIL – 26.87%
BRF – Brasil Foods SA SP ADR[a]	3,078,774	$58,773,796
Centrais Eletricas Brasileiras SA SP ADR	1,693,689	26,269,116
Companhia Siderurgica Nacional SA SP ADR	4,792,318	79,840,018
Embraer SA SP ADR	1,058,448	35,669,698
Fibria Celulose SA SP ADR[b]	1,327,529	21,798,026
Itau Unibanco Holding SA SP ADR	11,604,488	279,087,936
Petroleo Brasileiro SA SP ADR	5,358,274	216,635,018

		718,073,608

CHILE – 11.27%
Banco de Chile SP ADR[a]	390,926	32,912,060
Banco Santander (Chile) SA SP ADR	993,254	86,164,784
Empresa Nacional de Electricidad SA SP ADR[a]	918,584	51,091,642
Enersis SA SP ADR	1,851,376	38,545,648
LAN Airlines SA SP ADR[a]	1,781,647	45,592,347
Sociedad Quimica y Minera de Chile SA Series B SP ADR	848,138	46,868,106

		301,174,587

MEXICO – 23.39%
Alfa SAB de CV Series Aa,b	2,029,900	26,415,252
America Movil SAB de CV Series L	95,268,900	276,191,600
Cemex SAB de CV CPO[b]	57,203,768	51,067,715
Fomento Economico Mexicano SAB de CV BD Units	12,119,100	71,092,749
Grupo Modelo SAB de CV Series C	2,925,300	17,474,781
Grupo Televisa SA CPO[b]	10,117,600	49,639,521
Kimberly-Clark de Mexico SAB de CV Series A	2,078,400	12,864,270
Telefonos de Mexico SAB de CV Series L	23,959,600	21,973,070
Wal-Mart de Mexico SAB de CV Series V	32,854,900	98,311,540

		625,030,498

PERU – 5.06%
Compania de Minas Buenaventura SA SP ADR	1,094,699	47,039,216
Credicorp Ltd.	448,745	47,086,813

Security	Shares	Value
Southern Copper Corp.	1,025,447	$41,294,751

		135,420,780

TOTAL COMMON STOCKS (Cost: $1,789,265,479)		1,779,699,473

PREFERRED STOCKS – 32.83%

BRAZIL – 32.83%
Banco Bradesco SA SP ADR	6,457,419	133,991,444
Companhia de Bebidas das Americas SP ADR	4,313,155	122,105,418
Companhia Energetica de Minas Gerais SP ADR[a]	2,817,907	54,301,068
Companhia Paranaense de Energia Class B SP ADR[a]	880,177	24,460,119
Gerdau SA SP ADR	3,873,079	48,413,487
Petroleo Brasileiro SA SP ADR	3,920,512	139,334,996
Tele Norte Leste Participacoes SA SP ADR	1,839,954	32,254,394
Vale SA Class A SP ADR	10,925,151	322,510,458

		877,371,384

TOTAL PREFERRED STOCKS (Cost: $837,919,623)		877,371,384

SHORT-TERM INVESTMENTS – 3.01%

MONEY MARKET FUNDS – 3.01%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	63,009,651	63,009,651
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	8,638,657	8,638,657
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[c,d]	8,666,471	8,666,471

		80,314,779

TOTAL SHORT-TERM INVESTMENTS (Cost: $80,314,779)		80,314,779

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2011

Value
TOTAL INVESTMENTS IN SECURITIES – 102.43% (Cost: $2,707,499,881)	$2,737,385,636

Other Assets, Less Liabilities – (2.43)%	(64,865,351)

NET ASSETS – 100.00%	$2,672,520,285

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 98.90%

ADVERTISING – 0.27%
Dentsu Inc.	11,200	$290,135

		290,135

AGRICULTURE – 0.88%
Japan Tobacco Inc.	264	957,191

		957,191

AIRLINES – 0.38%
All Nippon Airways Co. Ltd.[a]	136,000	406,950

		406,950

AUTO MANUFACTURERS – 10.51%
Honda Motor Co. Ltd.	92,000	3,468,871
Nissan Motor Co. Ltd.	126,400	1,125,521
Suzuki Motor Corp.	21,600	484,488
Toyota Motor Corp.	156,000	6,305,502

		11,384,382

AUTO PARTS & EQUIPMENT – 2.28%
Aisin Seiki Co. Ltd.	10,400	362,394
Bridgestone Corp.	36,000	757,095
Denso Corp.	28,800	959,073
NOK Corp.	5,600	99,595
Toyota Industries Corp.	9,600	291,428

		2,469,585

BANKS – 8.73%
Chuo Mitsui Trust Holdings Inc.	208,040	740,490
Mitsubishi UFJ Financial Group Inc.	832,800	3,858,533
Mizuho Financial Group Inc.	1,268,000	2,111,293
Shinsei Bank Ltd.	128,000	151,351
Sumitomo Mitsui Financial Group Inc.	83,200	2,595,985

		9,457,652

BEVERAGES – 0.93%
Asahi Breweries Ltd.	22,400	373,784
Kirin Holdings Co. Ltd.	48,000	633,011

		1,006,795

BUILDING MATERIALS – 1.44%
Asahi Glass Co. Ltd.	56,000	706,757
Daikin Industries Ltd.	15,200	456,843
JS Group Corp.	15,200	396,139

		1,559,739

Security	Shares	Value
CHEMICALS – 3.13%
Asahi Kasei Corp.	72,000	$487,355
JSR Corp.	11,200	225,540
Mitsubishi Chemical Holdings Corp.	72,000	454,344
Mitsui Chemicals Inc.	56,000	198,649
Nitto Denko Corp.	9,600	510,811
Shin-Etsu Chemical Co. Ltd.	21,600	1,077,654
Sumitomo Chemical Co. Ltd.	88,000	440,637

		3,394,990

COMMERCIAL SERVICES – 0.59%
Dai Nippon Printing Co. Ltd.	32,000	391,120
Toppan Printing Co. Ltd.	32,000	253,282

		644,402

COMPUTERS – 0.98%
Fujitsu Ltd.	112,000	635,135
TDK Corp.	7,200	426,979

		1,062,114

COSMETICS & PERSONAL CARE – 1.31%
Kao Corp.	32,000	801,158
Shiseido Co. Ltd.	20,800	361,390
Unicharm Corp.	7,200	262,790

		1,425,338

DISTRIBUTION & WHOLESALE – 6.11%
ITOCHU Corp.	80,800	849,141
Marubeni Corp.	88,000	636,004
Mitsubishi Corp.	85,600	2,384,778
Mitsui & Co. Ltd.	100,000	1,798,987
Sumitomo Corp.	66,400	952,577

		6,621,487

DIVERSIFIED FINANCIAL SERVICES – 2.24%
Credit Saison Co. Ltd.	9,600	154,981
Daiwa Securities Group Inc.	104,000	479,344
Nomura Holdings Inc.	220,000	1,154,681
ORIX Corp.	6,480	609,064
Promise Co. Ltd.[b]	4,800	33,764

		2,431,834

ELECTRIC – 2.44%
Chubu Electric Power Co. Inc.	36,800	821,428
Kansai Electric Power Co. Inc. (The)	41,600	908,996
Kyushu Electric Power Co. Inc.	24,000	470,560

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2011

Security	Shares	Value
Tokyo Electric Power Co. Inc. (The)	78,400	$440,811

		2,641,795

ELECTRICAL COMPONENTS & EQUIPMENT – 5.17%
Fujikura Ltd.	16,000	77,992
Furukawa Electric Co. Ltd.	40,000	162,162
Hitachi Ltd.	264,000	1,379,247
Mitsubishi Electric Corp.	112,000	1,327,027
Nidec Corp.	5,600	486,487
Sharp Corp.	48,000	477,799
Sumitomo Electric Industries Ltd.	42,400	588,832
Toshiba Corp.	224,000	1,100,000

		5,599,546

ELECTRONICS – 5.61%
Advantest Corp.	10,400	187,973
Fanuc Ltd.	10,900	1,655,779
Hirose Electric Co. Ltd.	1,600	172,973
Hoya Corp.	25,600	586,255
Keyence Corp.	2,451	629,607
Kyocera Corp.	8,800	895,077
Murata Manufacturing Co. Ltd.	11,200	809,459
NEC Corp.[b]	133,000	290,456
NGK Insulators Ltd.	16,000	287,066
Secom Co. Ltd.	12,000	559,604

		6,074,249

ENGINEERING & CONSTRUCTION – 0.62%
Kajima Corp.	56,000	157,432
Obayashi Corp.	40,000	178,572
Shimizu Corp.	40,000	178,571
Taisei Corp.	64,000	158,301

		672,876

ENTERTAINMENT – 0.24%
Oriental Land Co. Ltd.	3,200	255,212

		255,212

FOOD – 0.70%
Ajinomoto Co. Inc.	32,000	334,749
Nippon Meat Packers Inc.	8,000	101,255
Nissin Foods Holdings Co. Ltd.	4,000	141,506
Yakult Honsha Co. Ltd.	7,200	184,691

		762,201

FOREST PRODUCTS & PAPER – 0.37%
Nippon Paper Group Inc.	6,400	136,834

Security	Shares	Value
Oji Paper Co. Ltd.	56,000	$266,892

		403,726

GAS – 0.99%
Osaka Gas Co. Ltd.	112,000	448,649
Tokyo Gas Co. Ltd.	136,000	623,552

		1,072,201

HAND & MACHINE TOOLS – 0.49%
SMC Corp.	3,200	528,571

		528,571

HEALTH CARE – PRODUCTS – 0.43%
Terumo Corp.	8,800	465,589

		465,589

HOME BUILDERS – 0.28%
Sekisui House Ltd.	32,000	301,158

		301,158

HOME FURNISHINGS – 3.07%
Panasonic Corp.	111,200	1,419,518
Sony Corp.	59,200	1,902,857

		3,322,375

HOUSEWARES – 0.12%
TOTO Ltd.	16,000	129,151

		129,151

INSURANCE – 3.02%
Dai-ichi Life Insurance Co. Ltd. (The)	520	787,404
MS&AD Insurance Group Holdings Inc.	32,000	731,274
NKSJ Holdings Inc.	88,000	576,544
Tokio Marine Holdings Inc.	44,000	1,180,695

		3,275,917

INTERNET – 2.13%
SoftBank Corp.	50,400	2,018,919
Yahoo! Japan Corp.	800	287,259

		2,306,178

IRON & STEEL – 2.42%
JFE Holdings Inc.	26,425	776,043
Kobe Steel Ltd.	144,000	375,290
Nippon Steel Corp.	312,000	1,001,351
Sumitomo Metal Industries Ltd.	208,000	466,795

		2,619,479

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2011

Security	Shares	Value
MACHINERY – CONSTRUCTION & MINING – 1.64%
Komatsu Ltd.	52,000	$1,772,442

		1,772,442

MACHINERY – DIVERSIFIED – 0.52%
Kubota Corp.	60,000	567,568

		567,568

MANUFACTURING – 2.53%
FUJIFILM Holdings Corp.	26,400	820,540
Kawasaki Heavy Industries Ltd.	80,000	353,282
Konica Minolta Holdings Inc.	28,000	235,473
Mitsubishi Heavy Industries Ltd.	200,000	921,815
Nikon Corp.	20,000	413,851

		2,744,961

MEDIA – 0.13%
Nippon Television Network Corp.	960	137,027

		137,027

METAL FABRICATE & HARDWARE – 0.19%
NSK Ltd.	24,000	207,626

		207,626

MINING – 0.81%
Mitsubishi Materials Corp.	64,000	217,760
Mitsui Mining & Smelting Co. Ltd.	32,000	111,583
Sumitomo Metal Mining Co. Ltd.	32,000	552,510

		881,853

OFFICE & BUSINESS EQUIPMENT – 3.04%
Canon Inc.	65,650	2,867,435
Ricoh Co. Ltd.	36,000	423,938

		3,291,373

OIL & GAS – 1.89%
INPEX Corp.	128	974,517
JX Holdings Inc.	128,840	870,541
TonenGeneral Sekiyu K.K.	16,000	198,263

		2,043,321

PACKAGING & CONTAINERS – 0.13%
Toyo Seikan Kaisha Ltd.	8,800	144,826

		144,826

PHARMACEUTICALS – 4.53%
Astellas Pharma Inc.	24,828	922,662
Daiichi Sankyo Co. Ltd.	37,603	728,649
Eisai Co. Ltd.	14,400	518,456

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	5,600	$276,351
Shionogi & Co. Ltd.	17,600	301,332
Taisho Pharmaceutical Co. Ltd.	8,000	173,745
Takeda Pharmaceutical Co. Ltd.	42,400	1,984,942

		4,906,137

REAL ESTATE – 2.67%
Daiwa House Industry Co. Ltd.	32,000	394,595
Mitsubishi Estate Co. Ltd.	72,000	1,222,297
Mitsui Fudosan Co. Ltd.	48,000	795,174
Sumitomo Realty & Development Co. Ltd.	24,000	481,853

		2,893,919

RETAIL – 2.22%
AEON Co. Ltd.	37,600	437,336
Fast Retailing Co. Ltd.	3,200	401,931
Marui Group Co. Ltd.	14,400	93,301
Seven & I Holdings Co. Ltd.	44,000	1,126,544
Yamada Denki Co. Ltd.	5,200	351,979

		2,411,091

SEMICONDUCTORS – 0.81%
Rohm Co. Ltd.	5,600	352,027
Tokyo Electron Ltd.	9,600	531,081

		883,108

TELECOMMUNICATIONS – 3.33%
Nippon Telegraph and Telephone Corp.	43,200	1,946,815
NTT Data Corp.	72	223,349
NTT DoCoMo Inc.	816	1,439,421

		3,609,585

TEXTILES – 0.97%
Kuraray Co. Ltd.	19,200	248,340
Teijin Ltd.	48,000	215,444
Toray Industries Inc.	80,000	583,977

		1,047,761

TOYS, GAMES & HOBBIES – 1.60%
Nintendo Co. Ltd.	6,400	1,735,135

		1,735,135

TRANSPORTATION – 4.01%
Central Japan Railway Co.	96	763,321
East Japan Railway Co.	20,000	1,116,072
Kintetsu Corp.[a]	88,000	283,494
Mitsui O.S.K. Lines Ltd.	64,000	369,884
Nippon Express Co. Ltd.	48,000	184,749

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2011

Security	Shares	Value
Nippon Yusen K.K.	96,000	$376,448
Odakyu Electric Railway Co. Ltd.	32,000	270,656
Tokyu Corp.	56,000	233,108
West Japan Railway Co.	96	371,815
Yamato Holdings Co. Ltd.	24,000	373,552

		4,343,099

TOTAL COMMON STOCKS (Cost: $135,596,048)		107,163,650

SHORT-TERM INVESTMENTS – 0.67%

MONEY MARKET FUNDS – 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[c,d,e]	559,212	559,212
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[c,d,e]	76,668	76,668
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[c,d]	93,758	93,758

		729,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $729,638)		729,638

TOTAL INVESTMENTS IN SECURITIES – 99.57% (Cost: $136,325,686)		107,893,288

Other Assets, Less Liabilities – 0.43%		467,835

NET ASSETS – 100.00%		$108,361,123

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 85.13%

BRAZIL – 22.28%
Centrais Eletricas Brasileiras SA SP ADR	372,639	$5,779,631
CPFL Energia SA SP ADR	76,830	6,715,710
Ultrapar Participacoes SA SP ADR	1,097,644	18,605,066

		31,100,407

CHILE – 5.61%
Empresa Nacional de Electricidad SA SP ADR	77,064	4,286,300
Enersis SA SP ADR	170,508	3,549,976

		7,836,276

CHINA – 32.64%
Beijing Capital International Airport Co. Ltd. Class H	5,928,000	3,124,733
China Merchants Holdings (International) Co. Ltd.[a]	2,500,000	10,558,355
China Oilfield Services Ltd. Class H	4,680,000	10,589,597
China Resources Power Holdings Co. Ltd.	1,404,000	2,703,957
COSCO Pacific Ltd.	3,588,000	6,790,178
Datang International Power Generation Co. Ltd. Class Ha	4,056,000	1,501,797
Huaneng Power International Inc. SP ADR	53,430	1,255,071
Jiangsu Expressway Co. Ltd. Class H	2,654,000	2,975,352
Tianjin Port Development Holdings Ltd.[a]	15,756,000	3,787,987
Zhejiang Expressway Co. Ltd. Class H	2,496,000	2,271,950

		45,558,977

CZECH REPUBLIC – 6.10%
CEZ AS	166,611	8,518,800

		8,518,800

INDONESIA – 3.49%
PT Perusahaan Gas Negara Tbk	10,885,500	4,875,504

		4,875,504

MEXICO – 5.76%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	97,973	4,162,873
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	65,990	3,878,232

		8,041,105

Security	Shares	Value
RUSSIA – 3.41%
OAO TMK GDR[b,c]	225,732	$4,760,688

		4,760,688

SOUTH KOREA – 3.76%
Korea Electric Power Corp. SP ADR[b]	428,142	5,240,458

		5,240,458

TURKEY – 2.08%
TAV Havalimanlari Holding ASa,b	608,574	2,901,256

		2,901,256

TOTAL COMMON STOCKS (Cost: $103,952,350)		118,833,471

EXCHANGE-TRADED FUNDS – 7.38%
iShares MSCI Chile Investable Market Index Fund[d]	17,400	1,250,016
iShares MSCI Malaysia Index Fund[a,d]	355,777	5,254,826
iShares MSCI South Korea Index Fund[d]	58,929	3,792,081

TOTAL EXCHANGE-TRADED FUNDS (Cost: $8,349,374)		10,296,923

PREFERRED STOCKS – 7.19%

BRAZIL – 7.19%
Companhia Energetica de Minas Gerais SP ADR	520,962	10,038,938

		10,038,938

TOTAL PREFERRED STOCKS (Cost: $8,311,569)		10,038,938

SHORT-TERM INVESTMENTS – 6.35%

MONEY MARKET FUNDS – 6.35%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[d,e,f]	7,526,195	7,526,195
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[d,e,f]	1,031,845	1,031,845

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[d,e]	311,300	$311,300

		8,869,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,869,340)		8,869,340

TOTAL INVESTMENTS IN SECURITIES – 106.05% (Cost: $129,482,633)		148,038,672

Other Assets, Less Liabilities – (6.05)%		(8,444,727)

NET ASSETS – 100.00%		$139,593,945

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$186,589,044	$150,258,347	$1,426,812,360
Affiliated issuers (Note 2)	6,747,413	3,373,561	1,881,268

Total cost of investments	$193,336,457	$153,631,908	$1,428,693,628

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$238,549,293	$145,753,664	$1,337,262,973
Affiliated issuers (Note 2)	6,747,413	3,373,561	1,881,268

Total fair value of investments	245,296,706	149,127,225	1,339,144,241
Foreign currencies, at value[b]	156,486	261,804	2,230,109
Receivables:
Investment securities sold	–	–	5,760
Due from custodian (Note 4)	–	5,731	–
Dividends and interest	418,025	539,127	4,018,653

Total Assets	245,871,217	149,933,887	1,345,398,763

LIABILITIES
Payables:
Investment securities purchased	–	18,560	3,026
Collateral for securities on loan (Note 5)	6,590,512	3,312,959	1,651,998
Investment advisory fees (Note 2)	97,471	58,587	674,153

Total Liabilities	6,687,983	3,390,106	2,329,177

NET ASSETS	$239,183,234	$146,543,781	$1,343,069,586

Net assets consist of:
Paid-in capital	$197,390,487	$180,163,154	$1,619,012,719
Undistributed (distributions in excess of) net investment income	356,006	(4,005,859)	6,199,643
Accumulated net realized loss	(10,540,463)	(25,108,373)	(192,703,791)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	51,977,204	(4,505,141)	(89,438,985)

NET ASSETS	$239,183,234	$146,543,781	$1,343,069,586

Shares outstanding[c]	5,000,000	4,300,000	32,200,000

Net asset value per share	$47.84	$34.08	$41.71

[a]	Securities on loan with values of $6,279,890, $3,125,380 and $1,539,280, respectively. See Note 5.
[b]	Cost of foreign currencies: $155,989, $261,033 and $2,221,517, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares S&P Latin America 40 Index Fund	iShares S&P/TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,627,185,102	$135,596,048	$112,263,919
Affiliated issuers (Note 2)	80,314,779	729,638	17,218,714

Total cost of investments	$2,707,499,881	$136,325,686	$129,482,633

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,657,070,857	$107,163,650	$128,872,409
Affiliated issuers (Note 2)	80,314,779	729,638	19,166,263

Total fair value of investments	2,737,385,636	107,893,288	148,038,672
Foreign currencies, at value[b]	532,569	121,498	42,453
Receivables:
Investment securities sold	2,387	171,536	–
Dividends and interest	10,403,569	1,084,361	355,537
Capital shares sold	–	–	14,851

Total Assets	2,748,324,161	109,270,683	148,451,513

LIABILITIES
Payables:
Investment securities purchased	3,050,672	231,474	222,182
Collateral for securities on loan (Note 5)	71,648,308	635,880	8,558,040
Investment advisory fees (Note 2)	1,104,896	42,206	77,346

Total Liabilities	75,803,876	909,560	8,857,568

NET ASSETS	$2,672,520,285	$108,361,123	$139,593,945

Net assets consist of:
Paid-in capital	$2,883,689,327	$148,198,198	$122,083,131
Undistributed net investment income	8,353,037	915,959	100,237
Accumulated net realized loss	(249,411,686)	(12,312,643)	(1,146,228)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	29,889,607	(28,440,391)	18,556,805

NET ASSETS	$2,672,520,285	$108,361,123	$139,593,945

Shares outstanding[c]	49,750,000	2,400,000	3,900,000

Net asset value per share	$53.72	$45.15	$35.79

[a]	Securities on loan with values of $70,177,452, $604,139 and $8,050,295, respectively. See Note 5.
[b]	Cost of foreign currencies: $529,991, $122,429 and $41,687, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,036,055	$5,003,927	$39,788,620
Interest from unaffiliated issuers	45	–	386
Interest from affiliated issuers (Note 2)	257	146	654
Securities lending income from affiliated issuers (Note 2)	32,706	22,179	102,695

	4,069,063	5,026,252	39,892,355
Less: Other foreign taxes (Note 1)	(21,033)	–	(5,741)

Total investment income	4,048,030	5,026,252	39,886,614

EXPENSES
Investment advisory fees (Note 2)	889,764	596,063	7,376,092

Total expenses	889,764	596,063	7,376,092

Net investment income	3,158,266	4,430,189	32,510,522

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,972,996)	(7,054,119)	(38,114,166)
In-kind redemptions	–	1,449,789	65,198,087
Foreign currency transactions	21,744	29,072	(44,229)

Net realized gain (loss)	(1,951,252)	(5,575,258)	27,039,692

Net change in unrealized appreciation/depreciation on:
Investments	33,866,161	20,055,825	51,579,115
Translation of assets and liabilities in foreign currencies	8,361	1,989	53,390

Net change in unrealized appreciation/depreciation	33,874,522	20,057,814	51,632,505

Net realized and unrealized gain	31,923,270	14,482,556	78,672,197

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,081,536	$18,912,745	$111,182,719

[a]	Net of foreign withholding tax of $450,867, $281,039 and $4,629,890, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares S&P Latin America 40 Index Fund	iShares S&P/TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$66,216,622	$2,333,103	$1,893,948
Dividends from affiliated issuers (Note 2)	–	–	111,774
Interest from affiliated issuers (Note 2)	4,499	64	110
Securities lending income from affiliated issuers (Note 2)	1,912,550	6,566	34,602

Total investment income	68,133,671	2,339,733	2,040,434

EXPENSES
Investment advisory fees (Note 2)	13,471,863	547,360	594,904

Total expenses	13,471,863	547,360	594,904
Less investment advisory fees waived (Note 2)	–	–	(37,390)

Net expenses	13,471,863	547,360	557,514

Net investment income	54,661,808	1,792,373	1,482,920

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,499,300)	(3,781,337)	(651,711)
Investments in affiliated issuers (Note 2)	–	–	(88,789)
In-kind redemptions	163,359,204	520,041	–
Foreign currency transactions	(74,948)	65,518	20,604

Net realized gain (loss)	160,784,956	(3,195,778)	(719,896)

Net change in unrealized appreciation/depreciation on:
Investments	97,751,558	1,217,177	15,685,284
Translation of assets and liabilities in foreign currencies	(41,604)	346	778

Net change in unrealized appreciation/depreciation	97,709,954	1,217,523	15,686,062

Net realized and unrealized gain (loss)	258,494,910	(1,978,255)	14,966,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$313,156,718	$(185,882)	$16,449,086

[a]	Net of foreign withholding tax of $6,687,905, $175,313 and $96,704, respectively.

See notes to financial statements.

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,158,266	$1,585,842	$4,430,189	$2,983,386
Net realized loss	(1,951,252)	(2,198,078)	(5,575,258)	(7,981,484)
Net change in unrealized appreciation/depreciation	33,874,522	35,224,045	20,057,814	41,543,023

Net increase in net assets resulting from operations	35,081,536	34,611,809	18,912,745	36,544,925

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,030,981)	(1,461,326)	(7,440,460)	(4,504,715)
Return of capital	–	–	–	(590,472)

Total distributions to shareholders	(3,030,981)	(1,461,326)	(7,440,460)	(5,095,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	62,921,802	70,802,063	34,090,452	45,655,474
Cost of shares redeemed	–	(2,688,560)	(6,790,084)	(18,805,988)

Net increase in net assets from capital share transactions	62,921,802	68,113,503	27,300,368	26,849,486

INCREASE IN NET ASSETS	94,972,357	101,263,986	38,772,653	58,299,224

NET ASSETS
Beginning of year	144,210,877	42,946,891	107,771,128	49,471,904

End of year	$239,183,234	$144,210,877	$146,543,781	$107,771,128

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$356,006	$206,977	$(4,005,859)	$(1,394,297)

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	2,000,000	1,000,000	1,500,000
Shares redeemed	–	(100,000)	(200,000)	(600,000)

Net increase in shares outstanding	1,400,000	1,900,000	800,000	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,510,522	$42,006,062	$54,661,808	$58,859,177
Net realized gain	27,039,692	39,079,240	160,784,956	149,521,210
Net change in unrealized appreciation/depreciation	51,632,505	543,166,766	97,709,954	964,457,785

Net increase in net assets resulting from operations	111,182,719	624,252,068	313,156,718	1,172,838,172

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,109,970)	(43,005,197)	(62,766,488)	(46,390,978)

Total distributions to shareholders	(32,109,970)	(43,005,197)	(62,766,488)	(46,390,978)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	269,606,990	41,630,553	819,472,687	1,367,339,083
Cost of shares redeemed	(480,419,094)	(309,602,025)	(1,097,679,959)	(935,240,341)

Net increase (decrease) in net assets from capital share transactions	(210,812,104)	(267,971,472)	(278,207,272)	432,098,742

INCREASE (DECREASE) IN NET ASSETS	(131,739,355)	313,275,399	(27,817,042)	1,558,545,936

NET ASSETS
Beginning of year	1,474,808,941	1,161,533,542	2,700,337,327	1,141,791,391

End of year	$1,343,069,586	$1,474,808,941	$2,672,520,285	$2,700,337,327

Undistributed net investment income included in net assets at end of year	$6,199,643	$5,696,388	$8,353,037	$16,532,665

SHARES ISSUED AND REDEEMED
Shares sold	7,000,000	1,300,000	16,500,000	33,000,000
Shares redeemed	(13,200,000)	(8,300,000)	(22,750,000)	(21,750,000)

Net increase (decrease) in shares outstanding	(6,200,000)	(7,000,000)	(6,250,000)	11,250,000

See notes to financial statements.

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Period from June 16, 2009[a] to March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,792,373	$1,238,681	$1,482,920	$559,450
Net realized loss	(3,195,778)	(1,790,366)	(719,896)	(257,641)
Net change in unrealized appreciation/depreciation	1,217,523	34,026,273	15,686,062	2,870,743

Net increase (decrease) in net assets resulting from operations	(185,882)	33,474,588	16,449,086	3,172,552

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,650,695)	(1,424,876)	(1,937,315)	(28,809)

Total distributions to shareholders	(1,650,695)	(1,424,876)	(1,937,315)	(28,809)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,386,494	21,795,493	81,548,210	41,754,155
Cost of shares redeemed	(26,483,541)	(24,987,316)	–	(1,363,934)

Net increase (decrease) in net assets from capital share transactions	902,953	(3,191,823)	81,548,210	40,390,221

INCREASE (DECREASE) IN NET ASSETS	(933,624)	28,857,889	96,059,981	43,533,964

NET ASSETS
Beginning of period	109,294,747	80,436,858	43,533,964	–

End of period	$108,361,123	$109,294,747	$139,593,945	$43,533,964

Undistributed net investment income included in net assets at end of period	$915,959	$664,911	$100,237	$534,028

SHARES ISSUED AND REDEEMED
Shares sold	600,000	600,000	2,500,000	1,450,000
Shares redeemed	(600,000)	(600,000)	–	(50,000)

Net increase in shares outstanding	–	–	2,500,000	1,400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$40.06	$25.26	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.76	0.56	0.83	0.15
Net realized and unrealized gain (loss)[c]	7.75	14.74	(17.91)	(5.37)

Total from investment operations	8.51	15.30	(17.08)	(5.22)

Less distributions from:
Net investment income	(0.73)	(0.50)	(0.70)	(0.02)

Total distributions	(0.73)	(0.50)	(0.70)	(0.02)

Net asset value, end of period	$47.84	$40.06	$25.26	$43.04

Total return	21.53%	60.92%	(39.92)%	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$239,183	$144,211	$42,947	$12,913
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.77%	1.53%	2.70%	0.88%
Portfolio turnover rate[g]	7%	7%	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the years ended March 31, 2011, March 31, 2010, March 31, 2009 and the period ended March 31, 2008 would have been 7%, 6%, 7% and 4%, respectively. See Note 4.

See notes to financial statements.

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$30.79	$19.03	$44.07	$49.99

Income from investment operations:
Net investment income[b]	1.14	0.96	1.19	0.84
Net realized and unrealized gain (loss)[c]	4.00	12.36	(25.11)	(5.86)

Total from investment operations	5.14	13.32	(23.92)	(5.02)

Less distributions from:
Net investment income	(1.85)	(1.38)	(1.12)	(0.90)
Return of capital	–	(0.18)	–	–

Total distributions	(1.85)	(1.56)	(1.12)	(0.90)

Net asset value, end of period	$34.08	$30.79	$19.03	$44.07

Total return	17.21%	70.62%	(55.14)%	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,544	$107,771	$49,472	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.57%	3.32%	4.00%	2.68%
Portfolio turnover rate[f]	8%	11%	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$38.41	$25.58	$52.50	$53.99	$44.26

Income from investment operations:
Net investment income[b]	0.99	1.00	1.59	1.60	1.22
Net realized and unrealized gain (loss)[c]	3.29	12.83	(26.83)	(1.52)	9.55

Total from investment operations	4.28	13.83	(25.24)	0.08	10.77

Less distributions from:
Net investment income	(0.98)	(1.00)	(1.68)	(1.57)	(1.04)

Total distributions	(0.98)	(1.00)	(1.68)	(1.57)	(1.04)

Net asset value, end of year	$41.71	$38.41	$25.58	$52.50	$53.99

Total return	11.63%	54.79%	(49.34)%	(0.08)%	24.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,343,070	$1,474,809	$1,161,534	$2,309,967	$2,564,551
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.64%	2.84%	4.04%	2.82%	2.47%
Portfolio turnover rate[e]	5%	7%	9%	16%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$48.22	$25.51	$50.61	$35.70	$28.13

Income from investment operations:
Net investment income[b]	1.00	1.03	0.91	0.90	0.63
Net realized and unrealized gain (loss)[c]	5.67	22.43	(24.93)	14.70	7.59

Total from investment operations	6.67	23.46	(24.02)	15.60	8.22

Less distributions from:
Net investment income	(1.17)	(0.75)	(1.08)	(0.69)	(0.65)

Total distributions	(1.17)	(0.75)	(1.08)	(0.69)	(0.65)

Net asset value, end of year	$53.72	$48.22	$25.51	$50.61	$35.70

Total return	14.18%	92.64%	(47.97)%	43.74%	29.39%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,672,520	$2,700,337	$1,141,791	$3,353,014	$1,490,362
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.03%	2.48%	2.21%	1.96%	2.08%
Portfolio turnover rate[e]	6%	11%	12%	4%	7%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Amounts have been adjusted as necessary to be consistent with current period presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$45.54	$33.52	$54.22	$64.13	$62.25

Income from investment operations:
Net investment income[b]	0.73	0.47	0.60	0.53	0.43
Net realized and unrealized gain (loss)[c]	(0.41)	12.08	(20.45)	(9.84)	1.83

Total from investment operations	0.32	12.55	(19.85)	(9.31)	2.26

Less distributions from:
Net investment income	(0.71)	(0.53)	(0.85)	(0.60)	(0.38)

Total distributions	(0.71)	(0.53)	(0.85)	(0.60)	(0.38)

Net asset value, end of year	$45.15	$45.54	$33.52	$54.22	$64.13

Total return	0.73%	37.60%	(37.07)%	(14.58)%	3.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$108,361	$109,295	$80,437	$211,445	$365,514
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.64%	1.11%	1.27%	0.86%	0.69%
Portfolio turnover rate[d]	6%	8%	3%	3%	2%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Emerging Markets Infrastructure Index Fund
	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010

Net asset value, beginning of period	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.60	0.77
Net realized and unrealized gain[c]	4.99	5.91

Total from investment operations	5.59	6.68

Less distributions from:
Net investment income	(0.90)	(0.03)

Total distributions	(0.90)	(0.03)

Net asset value, end of period	$35.79	$31.10

Total return	18.53%	27.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$139,594	$43,534
Ratio of expenses to average net assets[e]	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%	0.75%
Ratio of net investment income to average net assets[e]	1.87%	3.29%
Portfolio turnover rate[f]	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150, and iShares S&P Emerging Markets Infrastructure Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities

iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P Asia 50
Common Stocks	$238,549,293	$–	$–	$238,549,293
Short-Term Investments	6,747,413	–	–	6,747,413

	$245,296,706	$–	$–	$245,296,706

S&P Developed ex-U.S. Property
Common Stocks	$145,055,925	$–	$697,739	$145,753,664
Short-Term Investments	3,373,561	–	–	3,373,561

	$148,429,486	$–	$697,739	$149,127,225

S&P Europe 350
Common Stocks	$1,333,986,242	$–	$30	$1,333,986,272
Preferred Stocks	3,134,148	–	–	3,134,148
Rights	142,553	–	–	142,553
Short-Term Investments	1,881,268	–	–	1,881,268

	$1,339,144,211	$–	$30	$1,339,144,241

S&P Latin America 40
Common Stocks	$1,779,699,473	$–	$–	$1,779,699,473
Preferred Stocks	877,371,384	–	–	877,371,384
Short-Term Investments	80,314,779	–	–	80,314,779

	$2,737,385,636	$–	$–	$2,737,385,636

S&P/TOPIX 150
Common Stocks	$107,163,650	$–	$–	$107,163,650
Short-Term Investments	729,638	–	–	729,638

	$107,893,288	$–	$–	$107,893,288

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Investments in Securities

iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P Emerging Markets Infrastructure
Common Stocks	$118,833,471	$–	$–	$118,833,471
Exchange-Traded Funds	10,296,923	–	–	10,296,923
Preferred Stocks	10,038,938	–	–	10,038,938
Short-Term Investments	8,869,340	–	–	8,869,340

	$148,038,672	$–	$–	$148,038,672

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented net of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in Other foreign taxes. Foreign taxes payable as of March 31, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by the iShares S&P Developed ex-U.S. Property Index Fund and semi-annually by each of the other Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P Asia 50	$356,006	$46,916,970	$(5,480,229)	$41,792,747
S&P Developed ex-U.S. Property	463,855	(15,602,495)	(18,480,733)	(33,619,373)
S&P Europe 350	6,858,406	(126,050,918)	(156,750,621)	(275,943,133)
S&P Latin America 40	8,353,037	6,768,871	(226,290,950)	(211,169,042)
S&P/TOPIX 150	964,401	(29,547,554)	(11,253,922)	(39,837,075)
S&P Emerging Markets Infrastructure	100,237	18,006,131	(595,554)	17,510,814

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P Developed ex-U.S. Property	$3,301,008
S&P Europe 350	4,163,981
S&P/TOPIX 150	701,385
S&P Emerging Markets Infrastructure	81,662

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Asia 50	$–	$–	$–	$–	$–	$4,137,780	$114,299	$1,228,150	$5,480,229
S&P Developed ex-U.S. Property	–	–	–	–	37,441	1,561,084	8,281,169	5,300,031	15,179,725
S&P Europe 350	2,828,772	–	–	–	–	47,090,987	70,049,884	32,616,997	152,586,640
S&P Latin America 40	–	–	–	233,743	844,965	23,841,805	201,370,437	–	226,290,950
S&P/TOPIX 150	17,138	175,929	134,303	335,080	1,371,929	1,586,598	3,393,670	3,537,890	10,552,537
S&P Emerging Markets Infrastructure	–	–	–	–	–	–	7,454	506,438	513,892

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to the expiration of capital loss carryforwards, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Asia 50	$198,396,691	$55,639,287	$(8,739,272)	$46,900,015
S&P Developed ex-U.S. Property	164,729,262	9,599,689	(25,201,726)	(15,602,037)
S&P Europe 350	1,465,305,561	154,084,522	(280,245,842)	(126,161,320)
S&P Latin America 40	2,730,620,617	272,214,722	(265,449,703)	6,765,019
S&P/TOPIX 150	137,432,849	5,563,254	(35,102,815)	(29,539,561)
S&P Emerging Markets Infrastructure	130,033,307	19,673,974	(1,668,609)	18,005,365

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2012 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds. In association with this agreement, for the year ended March 31, 2011, BFA waived its investment advisory fees for the Fund in the amount of $37,390.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$17,593
S&P Developed ex-U.S. Property	11,908
S&P Europe 350	54,692
S&P Latin America 40	1,028,969
S&P/TOPIX 150	3,522
S&P Emerging Markets Infrastructure	18,632

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of

64	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

March 31, 2011, the Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investment) during the year ended March 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Loss

S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	11,200	18,600	(12,400)	17,400	$1,250,016	$7,729	$(68,409)
iShares MSCI Malaysia Index Fund	127,727	228,050	–	355,777	5,254,826	85,878	–
iShares MSCI South Korea Index Fund	25,322	44,429	(10,822)	58,929	3,792,081	18,167	(20,380)

					$10,296,923	$111,774	$(88,789)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$44,184,910	$13,261,759
S&P Developed ex-U.S. Property	10,194,612	12,965,615
S&P Europe 350	58,271,311	64,378,239
S&P Latin America 40	156,960,517	418,920,515
S&P/TOPIX 150	6,454,006	6,636,967
S&P Emerging Markets Infrastructure	8,247,235	10,230,099

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$32,026,486	$–
S&P Developed ex-U.S. Property	33,627,701	6,714,108
S&P Europe 350	266,269,520	470,226,064
S&P Latin America 40	813,962,595	1,088,697,922
S&P/TOPIX 150	27,174,909	26,125,340
S&P Emerging Markets Infrastructure	80,064,644	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash (except for the iShares S&P Asia 50 Index Fund which is offered in Creation Units partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of March 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the

66	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Asia 50 Index Fund, iShares Developed ex-U.S. Property Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares S&P Emerging Markets Infrastructure Index Fund, each a Fund of the iShares Trust (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

68	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2011, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

S&P Asia 50	$4,486,922	$471,900

S&P Developed ex-U.S. Property	5,284,966	280,656

S&P Europe 350	44,418,510	4,635,301

S&P Latin America 40	72,904,527	6,635,494

S&P/TOPIX 150	2,508,416	165,297

S&P Emerging Markets Infrastructure	1,990,890	96,704

For corporate shareholders, the percentage of the income dividends paid by iShares S&P Latin America 40 Index Fund during the fiscal year ended March 31, 2011 which qualified for the dividends-received deduction is 1.45%.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares Index Fund	Qualified Dividend Income

S&P Asia 50	$1,290,009

S&P Developed ex-U.S. Property	2,408,768

S&P Europe 350	36,745,271

S&P Latin America 40	69,401,982

S&P/TOPIX 150	1,815,992

S&P Emerging Markets Infrastructure	1,742,763

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	69

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Developed ex-U.S. Property	$1.64280	$–	$0.20449	$1.84729	89%	–%	11%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

70	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Asia 50 Index Fund

Period Covered: January 1, 2008 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	9	1.10%
Greater than 5.5% and Less than 6.0%	1	0.12
Greater than 5.0% and Less than 5.5%	1	0.12
Greater than 4.5% and Less than 5.0%	4	0.49
Greater than 4.0% and Less than 4.5%	4	0.49
Greater than 3.5% and Less than 4.0%	9	1.10
Greater than 3.0% and Less than 3.5%	12	1.47
Greater than 2.5% and Less than 3.0%	19	2.32
Greater than 2.0% and Less than 2.5%	29	3.55
Greater than 1.5% and Less than 2.0%	44	5.38
Greater than 1.0% and Less than 1.5%	84	10.27
Greater than 0.5% and Less than 1.0%	139	16.99
Between 0.5% and -0.5%	261	31.91
Less than -0.5% and Greater than -1.0%	68	8.31
Less than -1.0% and Greater than -1.5%	38	4.65
Less than -1.5% and Greater than -2.0%	35	4.28
Less than -2.0% and Greater than -2.5%	20	2.44
Less than -2.5% and Greater than -3.0%	16	1.96
Less than -3.0% and Greater than -3.5%	7	0.86
Less than -3.5% and Greater than -4.0%	4	0.49
Less than -4.0% and Greater than -4.5%	5	0.61
Less than -4.5% and Greater than -5.0%	1	0.12
Less than -5.0% and Greater than -5.5%	1	0.12
Less than -5.5% and Greater than -6.0%	2	0.24
Less than -6.0%	5	0.61

	818	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Developed ex-U.S. Property Index Fund

Period Covered: October 1, 2007 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	0.68%
Greater than 4.0% and Less than 4.5%	4	0.45
Greater than 3.5% and Less than 4.0%	5	0.57
Greater than 3.0% and Less than 3.5%	8	0.91
Greater than 2.5% and Less than 3.0%	11	1.25
Greater than 2.0% and Less than 3.5%	24	2.72
Greater than 1.5% and Less than 2.0%	50	5.67
Greater than 1.0% and Less than 1.5%	106	12.02
Greater than 0.5% and Less than 1.0%	204	23.13
Between 0.5% and -0.5%	293	33.22
Less than -0.5% and Greater than -1.0%	79	8.96
Less than -1.0% and Greater than -1.5%	33	3.74
Less than -1.5% and Greater than -2.0%	22	2.49
Less than -2.0% and Greater than -2.5%	10	1.13
Less than -2.5% and Greater than -3.0%	6	0.68
Less than -3.0% and Greater than -3.5%	8	0.91
Less than -3.5% and Greater than -4.0%	4	0.45
Less than -4.0%	9	1.02

	882	100.00%

72	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	6	0.45%
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	12	0.91
Greater than 1.5% and Less than 2.0%	18	1.36
Greater than 1.0% and Less than 1.5%	62	4.70
Greater than 0.5% and Less than 1.0%	225	17.05
Between 0.5% and -0.5%	779	59.01
Less than -0.5% and Greater than -1.0%	117	8.86
Less than -1.0% and Greater than -1.5%	42	3.18
Less than -1.5% and Greater than -2.0%	22	1.67
Less than -2.0% and Greater than -2.5%	8	0.61
Less than -2.5% and Greater than -3.0%	8	0.61
Less than -3.0%	7	0.53

	1,320	100.00%

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	20	1.52
Between 0.5% and -0.5%	1,230	93.17
Less than -0.5% and Greater than -1.0%	48	3.64
Less than -1.0% and Greater than -1.5%	4	0.30
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	3	0.23
Less than -2.5%	3	0.23

	1,320	100.00%

SUPPLEMENTAL INFORMATION	73

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	4	0.30%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	2	0.15
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	7	0.53
Greater than 3.0% and Less than 3.5%	6	0.45
Greater than 2.5% and Less than 3.0%	13	0.98
Greater than 2.0% and Less than 2.5%	21	1.59
Greater than 1.5% and Less than 2.0%	44	3.33
Greater than 1.0% and Less than 1.5%	95	7.20
Greater than 0.5% and Less than 1.0%	193	14.62
Between 0.5% and -0.5%	543	41.15
Less than -0.5% and Greater than -1.0%	160	12.12
Less than -1.0% and Greater than -1.5%	84	6.36
Less than -1.5% and Greater than -2.0%	61	4.62
Less than -2.0% and Greater than -2.5%	24	1.82
Less than -2.5% and Greater than -3.0%	21	1.59
Less than -3.0% and Greater than -3.5%	16	1.21
Less than -3.5% and Greater than -4.0%	7	0.53
Less than -4.0% and Greater than -4.5%	4	0.30
Less than -4.5% and Greater than -5.0%	3	0.23
Less than -5.0% and Greater than -5.5%	1	0.08
Less than -5.5% and Greater than -6.0%	1	0.08
Less than -6.0%	5	0.38

	1,320	100.00%

74	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Emerging Markets Infrastructure Index Fund

Period Covered: July 1, 2009 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.45%
Greater than 1.0% and Less than 1.5%	11	2.49
Greater than 0.5% and Less than 1.0%	128	28.96
Between 0.5% and -0.5%	286	64.71
Less than -0.5% and Greater than -1.0%	10	2.26
Less than -1.0% and Greater than -1.5%	4	0.90
Less than -1.5% and Greater than -2.0%	1	0.23

	442	100.00%

SUPPLEMENTAL INFORMATION	75

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

76	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	77

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

78	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007- 2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	79

Notes:

80	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

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iS-AR-34-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2011

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iShares 2012 S&P AMT-Free Municipal Series  |  MUAA  |  NYSE Arca

iShares 2013 S&P AMT-Free Municipal Series  |  MUAB  |  NYSE Arca

iShares 2014 S&P AMT-Free Municipal Series  |  MUAC  |  NYSE Arca

iShares 2015 S&P AMT-Free Municipal Series  |  MUAD  |  NYSE Arca

iShares 2016 S&P AMT-Free Municipal Series  |  MUAE  |  NYSE Arca

iShares 2017 S&P AMT-Free Municipal Series  |  MUAF  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

iSHARES MUNICIPAL SERIES	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2012 S&P AMT-Free	1.32%	0.31%	1.78%	1.12%	0.96%	1.61%	1.38%	1.18%	1.99%
2013 S&P AMT-Free	2.16%	1.87%	2.55%	1.81%	2.09%	2.29%	2.23%	2.58%	2.82%
2014 S&P AMT-Free	2.55%	(0.19)%	3.12%	2.21%	2.38%	2.88%	2.73%	2.94%	3.56%
2015 S&P AMT-Free	3.02%	1.44%	3.47%	2.89%	3.28%	3.61%	3.57%	4.06%	4.46%
2016 S&P AMT-Free	3.91%	3.01%	4.66%	3.53%	3.88%	4.63%	4.36%	4.80%	5.73%
2017 S&P AMT-Free	3.91%	3.01%	4.53%	3.83%	4.20%	4.65%	4.73%	5.20%	5.75%

iShares 2012 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

iShares 2013 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares 2014 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

iShares 2015 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares 2016 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

iShares 2017 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of each Fund (1/7/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/8/10), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2012 S&P AMT-Free Municipal Series (the “2012 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2012 IndexTM (the “2012 Index”). The 2012 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2012. The 2012 Fund invests in a representative sample of securities included in the 2012 Index that collectively has an investment profile similar to the 2012 Index. Due to the use of representative sampling, the 2012 Fund may or may not hold all of the securities that are included in the 2012 Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the 2012 Fund was 1.32%, while the total return for the 2012 Index was 1.78%.

BOND CREDIT QUALITY As of 3/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	27.49%

AA+	17.53

AA	27.47

AA-	9.48

A+	8.33

A	0.69

A-	1.95

BBB+	0.69

BBB	1.11

BBB-	0.52

Not Rated	4.74

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Commonwealth of Massachusetts GOL, Series D (NPFGC) (PR 08/01/12), 5.38%, 08/01/20	1.75%

State of New Jersey GO, (FGIC) (PR 08/01/12), 5.00%, 08/01/22	1.50

Clark County School District GOL, Series C (NPFGC) (PR 06/15/12) 5.38%, 06/15/14	1.39

Commonwealth of Puerto Rico GO, Series A (PR 07/01/12), 5.00%, 07/01/27	1.39

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (FGIC), 5.25%, 06/15/12	1.39

University of Arizona COP Lease Appropriation, (AMBAC) (PR 06/01/12), 5.50%, 06/01/13	1.30

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C, 5.00%, 06/15/12	1.06

City of New York GO, Series E, 5.00%, 08/01/12	1.04

County of Baltimore GO, 5.00%, 08/01/12	1.04

Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A (PR 07/01/12), 5.25%, 07/01/24	1.04

TOTAL	12.90%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2013 S&P AMT-Free Municipal Series (the “2013 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2013 IndexTM (the “2013 Index”). The 2013 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2013. The 2013 Fund invests in a representative sample of securities included in the 2013 Index that collectively has an investment profile similar to the 2013 Index. Due to the use of representative sampling, the 2013 Fund may or may not hold all of the securities that are included in the 2013 Index. For the reporting period, the total return for the 2013 Fund was 2.16%, while the total return for the 2013 Index was 2.55%.

BOND CREDIT QUALITY As of 3/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	32.73%

AA+	16.94

AA	18.09

AA-	12.52

A+	4.43

A	1.45

A-	8.27

BBB+	1.36

BBB	1.39

BBB-	1.42

Not Rated	1.40

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	5.17%

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (PR 06/15/13), 5.50%, 06/15/22	2.74

State of California GO, Series A (NPFGC), 5.25%, 07/01/13	1.99

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (PR 06/15/13), 5.50%, 06/15/17	1.98

Columbus City School District GO, (FGIC) (PR 06/01/13), 5.00%, 12/01/31	1.96

Los Angeles Unified School District GO, Series A (NPFGC) (PR 07/01/13), 5.00%, 01/01/28	1.72

New Jersey Economic Development Authority RB Miscellaneous Revenue, Series F (FGIC) (PR 06/15/13), 5.00%, 06/15/25	1.71

Colorado Department of Transportation RB Transit Revenue, Series B (NPFGC), 5.50%, 06/15/13	1.63

New York State Environmental Facilities Corp. RB Water Revenue, 5.00%, 06/15/13	1.30

City of New York GO, Series G, 5.00%, 08/01/13	1.27

TOTAL	21.47%

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2014 S&P AMT-Free Municipal Series (the “2014 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2014 IndexTM (the “2014 Index”). The 2014 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2014. The 2014 Fund invests in a representative sample of securities included in the 2014 Index that collectively has an investment profile similar to the 2014 Index. Due to the use of representative sampling, the 2014 Fund may or may not hold all of the securities that are included in the 2014 Index. For the reporting period, the total return for the 2014 Fund was 2.55%, while the total return for the 2014 Index was 3.12%.

BOND CREDIT QUALITY As of 3/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	26.46%

AA+	25.00

AA	20.84

AA-	11.49

A+	5.70

A	2.71

A-	2.72

BBB+	0.86

BBB	3.24

BBB-	0.43

Not Rated	0.55

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
State of California GO, Series A, 5.25%, 07/01/14	3.80%

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls, Series A (FGIC) (PR 06/15/14), 5.25%, 06/15/19	3.13

Indiana Transportation Finance Authority RB Highway Revenue Tolls, Series A (FGIC) (PR 06/01/14), 5.25%, 06/01/29	2.24

Commonwealth of Massachusetts GOL, Series B (PR 08/01/14), 5.00%, 08/01/23	1.55

New York State Dormitory Authority RB Miscellaneous Revenue, (NPFGC-FGIC), 3.25%, 07/01/14	1.51

City of New York GO, Series B, 5.00%, 08/01/14	1.49

New York City Transitional Finance Authority RB Miscellaneous Revenue, Series S-1 (NPFGC-FGIC), 5.00%, 07/15/14	1.44

Massachusetts Water Pollution Abatement Trust RB Water Revenue, Series 14, 5.00%, 08/01/14	1.34

Kentucky Turnpike Authority RB Lease Renewal, Series A, 5.00%, 07/01/14	1.31

Florida State Department of Environmental Protection RB Sales Tax Revenue, Series B (NPFGC), 5.00%, 07/01/14	1.30

TOTAL	19.11%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2015 S&P AMT-Free Municipal Series (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2015 IndexTM (the “2015 Index”). The 2015 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2015. The 2015 Fund invests in a representative sample of securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the reporting period, the total return for the 2015 Fund was 3.02%, while the total return for the 2015 Index was 3.47%.

BOND CREDIT QUALITY
As of 3/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	29.95%

AA+	23.51

AA	24.21

AA-	11.29

A+	5.70

A	0.35

A-	0.85

BBB+	2.50

BBB	0.73

BBB-	0.91

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS
As of 3/31/11
Security	Percentage of Net Assets
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A (PR 07/01/15), 4.75%, 07/01/34	3.16%

Washington Suburban Sanitation District GO, (PR 06/01/15), 5.00%, 06/01/16	3.07

State of Connecticut GO, Series C, 5.00%, 06/01/15	2.06

City of New York GO, Series E, 5.00%, 8/01/15	1.94

Commonwealth of Massachusetts GO, Series B, 5.00%, 08/01/15	1.87

State of Ohio RB Highway Revenue Tolls, Series 2008-1, 5.50%, 06/15/15	1.73

City of Portland RB Sewer Revenue, Series A (NPFGC), 5.00%, 06/01/15	1.72

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (FGIC) (PR 06/15/15), 5.25%, 06/15/16	1.72

City of Charlotte RB Port Airport & Marina Revenue, Series B, 5.00%, 07/01/15	1.68

Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue, Series A, 5.00%, 06/01/15	1.56

TOTAL	20.51%

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2016 S&P AMT-Free Municipal Series (the “2016 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2016 IndexTM (the “2016 Index”). The 2016 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2016. The 2016 Fund invests in a representative sample of securities included in the 2016 Index that collectively has an investment profile similar to the 2016 Index. Due to the use of representative sampling, the 2016 Fund may or may not hold all of the securities that are included in the 2016 Index. For the reporting period, the total return for the 2016 Fund was 3.91%, while the total return for the 2016 Index was 4.66%.

BOND CREDIT QUALITY
As of 3/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	21.05%

AA+	28.66

AA	20.77

AA-	16.64

A+	3.91

A	1.25

A-	1.60

BBB+	1.99

BBB	2.23

BBB-	0.60

Not Rated	1.30

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS
As of 3/31/11
Security	Percentage of Net Assets
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/31	3.49%

Energy Northwest RB Electric Power & Light Revenues, Series A, 5.25%, 07/01/16	2.70

Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/28	2.63

City of New York GO, Series E, 5.00%, 08/01/16	2.55

State of New Jersey GO, 5.00%, 06/01/16	2.34

Puerto Rico Electric Power Authority RB Electric Power & Light Revenues, Series LL (NPFGC), 5.50%, 07/01/16	1.97

Scottsdale Municipal Property Corp. RB Sales Tax Revenue, (PR 07/01/16), 5.00%, 07/01/21	1.78

Georgia State Road & Tollway Authority RB Highway Revenue Tolls, (NPFGC), 5.00%, 06/01/16	1.70

Commonwealth of Massachusetts GOL, Series A, 5.00%, 08/01/16	1.62

State of Washington GO, (AGM), 5.00%, 07/01/16	1.62

TOTAL	22.40%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2017 S&P AMT-Free Municipal Series (the “2017 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2017 IndexTM (the “2017 Index”). The 2017 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2017. The 2017 Fund invests in a representative sample of securities included in the 2017 Index that collectively has an investment profile similar to the 2017 Index. Due to the use of representative sampling, the 2017 Fund may or may not hold all of the securities that are included in the 2017 Index. For the reporting period, the total return for the 2017 Fund was 3.91%, while the total return for the 2017 Index was 4.53%.

BOND CREDIT QUALITY
As of 3/31/11
S&P Credit Rating	Percentage of Total Investments*
AAA	25.96%

AA+	21.88

AA	20.73

AA-	12.92

A+	9.21

A	1.21

BBB+	5.21

BBB	1.50

Not Rated	1.38

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS
As of 3/31/11
Security	Percentage of Net Assets
City of New York GO, Series E, 5.00%, 08/01/17	3.55%

Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/17	2.98

State of Georgia GO, Series E (PR 08/01/17), 5.00%, 08/01/21	2.57

New Hampshire Municipal Bond Bank RB Miscellaneous Revenue, Series A, 5.00%, 08/15/17	2.38

State of California GO, Series A, 5.00%, 07/01/17	2.31

Delaware Valley Regional Financial Authority RB Miscellaneous Revenue, 5.75%, 07/01/17	2.17

Johnson County Water District No. 1 RB Water Revenue, 4.50%, 06/01/17	1.96

Commonwealth of Pennsylvania GO, (AGM), 5.38%, 07/01/17	1.78

Puerto Rico Electric Power Authority RB Electric Power & Light Revenues, Series JJ (XLCA), 5.38%, 07/01/17	1.71

County of Sacramento RB Port Airport & Marina Revenue, Series D (AGM), 3.75%, 07/01/17	1.70

TOTAL	23.11%

Municipal bonds posted positive returns for the reporting period, overcoming some notable volatility. When the reporting period began, the U.S. economy appeared to be progressing toward a recovery following the recession that lasted from mid-2008 to mid-2009. Despite persistently high unemployment and a moribund housing market, the economy grew at a 5.0% annual growth rate in the fourth quarter of 2009 and a 3.7% annual growth rate in the first quarter of 2010.

By the second quarter of 2010, however, economic data showed evidence of a slowdown in the pace of growth, which came in at a 1.7% annual rate. In addition, a sovereign debt crisis that began in Greece and spread to other fiscally challenged countries in Europe threatened to further dampen global economic activity. The increased likelihood of a “double-dip” recession – a relapse into recession after a brief recovery – led to increased demand for bonds in general, and municipal bonds benefited from this shift in demand.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

In September 2010, the prospects for the economy changed again. The Federal Reserve announced plans for another round of quantitative easing measures to stimulate economic activity, and evidence of gradual but steady improvement in many segments of the economy began to emerge. The U.S. economy grew at a 2.8% annual rate in the fourth quarter of 2010 – matching the 2.8% growth rate for the full year, in sharp contrast to the -2.6% rate from 2009 – and employment figures showed positive job growth in each of the last six months of the reporting period.

An improving economic environment is typically positive for the municipal bond market. Stronger economic growth helps boost tax revenues for states and municipalities, and as risk appetites increase, municipal bonds benefit from growing investor demand for credit-related securities. However, during the last few months of the period, this positive impact was tempered by two negative factors. The first was the expiration of the Build America Bonds (“BAB”) program, which allowed municipalities to issue taxable securities with federally subsidized interest rates. Municipalities rushed to issue BABs before the program expired at the end of 2010, and the substantial increase in supply weighed on the municipal market. The massive BAB issuance in late 2010 led to a sharp decline in municipal bond issuance during the first quarter of 2011.

The second negative factor was the growing perception that worsening budget deficits for many states and municipalities would lead to widespread defaults. Although municipal defaults are historically rare and occur much less frequently than defaults on corporate debt, investors reacted strongly to this perception, putting downward pressure on municipal bonds.

Certainly, many states and municipalities continued to struggle with subpar tax revenues and challenging budget deficits. Nonetheless, signs of progress appeared late in the period, especially in the states of California and New York, which face the biggest budget shortfalls. California successfully closed $10 billion of a $25 billion deficit through a combination of spending cuts and fund transfers, while New York approved its fiscal 2012 budget ahead of schedule for the first time since 1983, eliminating a $10 billion deficit.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Series	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
2012 S&P AMT-Free
Actual	$1,000.00	$1,001.40	0.30%	$1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2013 S&P AMT-Free
Actual	1,000.00	998.30	0.30	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2014 S&P AMT-Free
Actual	1,000.00	994.30	0.30	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2015 S&P AMT-Free
Actual	1,000.00	987.90	0.30	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Municipal Series	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
2016 S&P AMT-Free
Actual	$1,000.00	$981.80	0.30%	$1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2017 S&P AMT-Free
Actual	1,000.00	975.40	0.30	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.57%

ALASKA – 1.21%
City of Anchorage GO
Series A
5.00%, 06/01/22 (PR 06/01/12)
(NPFGC)	$100,000	$105,307
Series C
4.25%, 08/01/12 (NPFGC)	250,000	262,160

		367,467

ARIZONA – 5.70%
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/12	200,000	210,580
City of Mesa GOL
5.25%, 07/01/12 (NPFGC-FGIC)	175,000	184,599
City of Tempe GO
5.00%, 07/01/12	200,000	211,148
Maricopa County Community College District GO
5.00%, 07/01/12	220,000	232,263
Maricopa County Unified School District No. 80 Chandler GO
4.70%, 07/01/12 (NPFGC)	250,000	263,002
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.25%, 07/01/12 (AMBAC)	225,000	236,950
University of Arizona COP Lease Appropriation
5.50%, 06/01/13 (PR 06/01/12)
(AMBAC)	375,000	396,401

		1,734,943

ARKANSAS – 0.34%
State of Arkansas GO
4.00%, 08/01/12	100,000	104,611

		104,611

CALIFORNIA – 11.10%
Chabot-Las Positas Community College District GO
4.00%, 08/01/12 (AMBAC)	100,000	103,787

Security	Principal	Value
City & County of San Francisco GO
Series 2008
2.85%, 06/15/12	$100,000	$102,426
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/25 (PR 06/01/12)
(NPFGC-FGIC)	135,000	142,160
5.00%, 06/01/29 (PR 06/01/12)
(NPFGC-FGIC)	200,000	210,608
5.00%, 06/01/30 (PR 06/01/12)
(NPFGC-FGIC)	105,000	110,569
East Bay Municipal Utility District RB Water Revenue
5.00%, 06/01/12 (AGM)	125,000	131,456
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/12 (NPFGC)	300,000	315,252
Los Angeles Community College District GO
Series E
4.25%, 08/01/12 (AGM)	100,000	104,471
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series O
5.00%, 07/01/12 (AGM)	205,000	216,267
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12 (NPFGC)	100,000	105,470
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
3.50%, 07/01/12 (AMBAC)	185,000	191,505
Los Angeles Unified School District GO
Series B
5.00%, 07/01/12 (AMBAC)	150,000	157,529
Series KRY
4.00%, 07/01/12	160,000	166,048

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
North Orange County Community College District GO
Series A
5.38%, 08/01/19 (PR 08/01/12)
(NPFGC)	$100,000	$107,146
San Diego Unified School District GO
Series D
4.00%, 07/01/12 (NPFGC-FGIC)	95,000	98,772
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/12 (NPFGC)	100,000	105,496
Saugus Union School District GO
Series A
5.00%, 08/01/23 (PR 08/01/12)
(FGIC)	100,000	106,031
Southern California Public Power Authority RB Electric Power & Light Revenues
Series A-1
4.50%, 07/01/12 (AMBAC)	175,000	182,266
State of California GO
5.00%, 06/01/12	110,000	115,125
Series A
5.00%, 07/01/12 (NPFGC)	355,000	373,619
5.25%, 07/01/12	220,000	231,893

		3,377,896

COLORADO – 1.97%
Colorado Department of Transportation RB Transit Revenue
5.25%, 06/15/12	220,000	232,529
Platte River Power Authority RB Electric Power & Light Revenues
Series EE
5.38%, 06/01/16 (PR 06/01/12)	150,000	158,628
Regional Transportation District COP Lease Revenue
Series A
4.50%, 06/01/12 (AMBAC)	200,000	207,212

		598,369

Security	Principal	Value
CONNECTICUT – 0.87%
State of Connecticut GO
Series B
5.50%, 06/15/18 (PR 06/15/12)	$250,000	$265,345

		265,345

DISTRICT OF COLUMBIA – 0.51%
District of Columbia GO
Series B
6.00%, 06/01/12 (NPFGC)	145,000	153,868

		153,868

FLORIDA – 3.93%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	220,000	230,199
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12 (AMBAC)	150,000	157,782
5.25%, 07/01/12 (AMBAC)	220,000	232,096
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
4.00%, 07/01/12	250,000	259,755
Series B
5.00%, 07/01/12 (NPFGC)	100,000	105,143
Miami-Dade County School Board GO
5.38%, 08/01/12 (AGM)	100,000	105,738
Palm Beach County School District COP Lease Appropriation
Series C
5.00%, 08/01/27 (PR 08/01/12)
(AGM)	100,000	106,008

		1,196,721

GEORGIA – 1.98%
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/12 (AMBAC)	220,000	231,977

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
State of Georgia GO
Series D
4.00%, 08/01/12	$100,000	$104,734
5.00%, 08/01/15 (PR 08/01/12)	250,000	265,287

		601,998

HAWAII – 0.69%
State of Hawaii GO
Series DG
5.00%, 07/01/12 (AMBAC)	200,000	211,200

		211,200

ILLINOIS – 3.05%
City of Chicago GO
Series A
5.00%, 01/01/42 (PR 07/01/12)
(AMBAC)	280,000	295,859
State of Illinois GO
First Series
5.25%, 08/01/12 (NPFGC)	290,000	302,299
5.38%, 07/01/15 (PR 07/01/12)
(NPFGC)	215,000	228,182
Series A
4.50%, 06/01/12	100,000	102,755

		929,095

INDIANA – 0.35%
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.50%, 07/01/15 (PR 07/01/12)
(NPFGC)	100,000	106,287

		106,287

IOWA – 1.51%
City of Des Moines GO
Series E
5.00%, 06/01/20 (PR 06/01/12)
(AGM)	185,000	194,840
Iowa Finance Authority RB Sewer Revenue
5.25%, 08/01/12	250,000	265,953

		460,793

Security	Principal	Value
KENTUCKY – 0.35%
City of Bowling Green GO
Series B
5.00%, 06/01/21 (PR 06/01/12)	$100,000	$105,307

		105,307

LOUISIANA – 0.76%
State of Louisiana GO
Series B
5.00%, 07/15/12 (CIFG)	220,000	232,705

		232,705

MARYLAND – 3.20%
County of Baltimore GO
5.00%, 08/01/12	300,000	318,186
County of Frederick GO
3.50%, 06/01/12	250,000	258,930
County of Montgomery GO
Series A
5.00%, 06/01/12	175,000	184,361
State of Maryland GO
Second Series
5.50%, 07/15/12	200,000	213,026

		974,503

MASSACHUSETTS – 6.56%
Commonwealth of Massachusetts GOL
5.00%, 07/01/12	200,000	211,278
Series D
5.38%, 08/01/19 (PR 08/01/12)	150,000	159,447
5.38%, 08/01/20 (PR 08/01/12)
(NPFGC)	500,000	531,490
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.38%, 06/01/20 (PR 06/01/12)
(FGIC)	250,000	264,138
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/12	250,000	264,842
5.25%, 07/01/18 (PR 07/01/12)	100,000	105,781
5.25%, 07/01/24 (PR 07/01/12)	300,000	317,928

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/12	$135,000	$143,200

		1,998,104

MICHIGAN – 0.41%
Michigan Municipal Bond Authority RB Miscellaneous Revenue
5.00%, 06/01/12 (AGM)	120,000	123,961

		123,961

MINNESOTA – 1.09%
County of Nobles GO
Series C
3.00%, 08/01/12 (GTD)	220,000	226,574
State of Minnesota GO
5.00%, 08/01/16 (PR 08/01/12)	100,000	106,008

		332,582

NEVADA – 4.22%
City of Reno RB Hotel Occupancy Tax
5.13%, 06/01/23 (PR 06/01/12)
(NPFGC-FGIC)	250,000	263,480
Clark County School District GOL
Series B
5.00%, 06/15/12 (NPFGC-FGIC)	100,000	104,929
5.00%, 06/15/12 (AMBAC)	150,000	157,394
Series C
5.00%, 06/15/12 (AGM)	125,000	131,161
5.38%, 06/15/14 (PR 06/15/12)
(NPFGC)	400,000	423,700
County of Clark GOL
Series A
3.00%, 06/01/12	200,000	205,106

		1,285,770

NEW HAMPSHIRE – 1.25%
City of Manchester RB Miscellaneous Revenue
5.25%, 06/01/12 (NPFGC)	160,000	168,915

Security	Principal	Value
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.25%, 08/15/14 (PR 08/15/12)
(AGM GOI)	$200,000	$210,288

		379,203

NEW JERSEY – 8.34%
County of Middlesex GO
4.00%, 06/01/12	100,000	104,117
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 06/15/18 (PR 06/15/12)
(NPFGC)	200,000	210,950
New Jersey Educational Facilities Authority RB College & University Revenue
Series K
3.30%, 07/01/12	200,000	207,096
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/12 (NPFGC-FGIC)	100,000	104,072
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.00%, 06/15/12	305,000	321,699
5.25%, 06/15/12 (FGIC)	400,000	423,100
New Jersey Water Supply Authority RB Water Revenue
5.00%, 08/01/12 (NPFGC)	225,000	238,072
State of New Jersey COP Lease Appropriation
Series A
5.00%, 06/15/12 (AMBAC)	175,000	184,581
State of New Jersey GO
4.00%, 08/01/12	150,000	156,371
5.00%, 08/01/22 (PR 08/01/12)
(FGIC)	430,000	455,834
5.25%, 08/01/18 (PR 08/01/12)	125,000	132,925

		2,538,817

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
NEW MEXICO – 1.38%
Las Cruces School District No. 2 GO
Series A
3.25%, 08/01/12 (SAW)	$100,000	$103,511
New Mexico Finance Authority RB Miscellaneous Revenue
4.25%, 06/01/12 (NPFGC)	100,000	104,320
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12 (AMBAC)	200,000	210,884

		418,715

NEW YORK – 11.92%
City of New York GO
Series B
5.25%, 08/01/12	150,000	159,240
Series C
5.50%, 08/01/12	100,000	106,491
Series D
5.25%, 06/01/27 (PR 06/01/12)	100,000	105,598
5.50%, 06/01/28 (PR 06/01/12)	200,000	211,776
Series E
5.00%, 08/01/12	300,000	317,484
Series G
5.50%, 08/01/12 (XLCA)	275,000	292,622
Series J-1
4.00%, 08/01/12	150,000	156,753
Series K
4.00%, 08/01/12	160,000	167,203
5.00%, 08/01/12	175,000	185,199
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/12	150,000	157,724
Metropolitan Transportation Authority RB Transit Revenue
Series C
5.13%, 07/01/14 (PR 07/01/12)
(AGM)	150,000	158,808

Security	Principal	Value
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/12	$150,000	$158,087
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12	100,000	105,910
New York State Dormitory Authority RB College & University Revenue
5.25%, 07/01/20 (PR 07/01/12)
(AMBAC)	125,000	132,535
5.38%, 07/01/22 (PR 07/01/12)	250,000	265,457
Series A
5.00%, 07/01/12 (NPFGC)	250,000	263,438
Series B
5.00%, 07/01/12	250,000	264,257
New York State Environmental Facilities Corp. RB Water Revenue
Series B
5.00%, 06/15/12	200,000	210,908
Newark Central School District GO
5.00%, 06/15/12 (NPFGC-FGIC)	200,000	208,532

		3,628,022

NORTH CAROLINA – 0.69%
City of Charlotte GO
Series 2005
5.00%, 06/01/12	200,000	210,698

		210,698

OHIO – 2.32%
Cincinnati City School District GOL
5.00%, 06/01/12 (AGM)	100,000	105,307
Ohio State University (The) RB College & University Revenue
Series A
5.00%, 06/01/12	150,000	157,748
State of Ohio GO
5.00%, 08/01/12 (AGM)	220,000	232,995

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
University of Cincinnati RB College & University Revenue
Series F
5.38%, 06/01/16 (PR 06/01/12)	$200,000	$211,486

		707,536

OKLAHOMA – 0.28%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12 (AGM)	80,000	83,985

		83,985

OREGON – 0.69%
Clackamas & Washington Counties West Linn-Wilsonville School District No. 3Jt GO
4.00%, 06/15/12	100,000	104,254
Salem-Keizer School District No. 24J GO
5.00%, 06/15/12 (AGM GTD)	100,000	105,346

		209,600

PENNSYLVANIA – 1.73%
Central York School District GO
5.50%, 06/01/15 (PR 06/01/12)
(FGIC SAW)	100,000	105,888
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/12 (NPFGC-FGIC)	150,000	158,439
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12	250,000	261,490

		525,817

PUERTO RICO – 4.03%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12 (FGIC)	220,000	228,690
Series A
5.00%, 07/01/27 (PR 07/01/12)	400,000	422,968
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.25%, 07/01/22 (PR 07/01/12)
(XLCA)	195,000	208,746

Security	Principal	Value
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/12 (AMBAC)	$100,000	$103,950
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series D
5.25%, 07/01/38 (PR 07/01/12)	100,000	105,859
Puerto Rico Public Buildings Authority RB Lease Revenue
5.50%, 07/01/12 (GTD)	150,000	155,848

		1,226,061

TENNESSEE – 0.44%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/12	125,000	132,569

		132,569

TEXAS – 4.58%
Alamo Community College District GOL
5.00%, 08/15/12 (NPFGC-FGIC)	150,000	159,027
Austin Independent School District GO
4.25%, 08/01/12 (NPFGC)	100,000	104,867
City of Dallas GOL
5.00%, 08/15/12	100,000	106,074
City of El Paso GOL
5.00%, 08/15/12 (NPFGC-FGIC)	250,000	264,602
City of San Antonio GOL
5.25%, 08/01/12	215,000	228,792
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/12 (NPFGC-FGIC)	150,000	159,000
Houston Independent School District GOL
4.00%, 07/15/12	100,000	104,452
Keller Independent School District GO
5.00%, 08/15/12 (PSF)	150,000	159,347
University of Texas System RB College & University Revenue
Series A
5.25%, 08/15/12	100,000	106,441

		1,392,602

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
UTAH – 1.43%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/12	$140,000	$147,833
State of Utah GO
Series A
5.00%, 07/01/12	100,000	105,703
Series B
4.00%, 07/01/12	175,000	182,801

		436,337

VIRGINIA – 2.65%
City of Alexandria GO
5.00%, 06/15/12	100,000	105,540
City of Richmond GO
Series A
5.00%, 07/15/12 (AGM)	100,000	105,895
County of Loudoun GO
Series A
5.00%, 07/01/12 (SAW)	200,000	211,458
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/12	115,000	121,900
Virginia Public School Authority RB
Miscellaneous Revenue
4.00%, 07/15/12 (SAW)	250,000	261,432

		806,225

WASHINGTON – 4.75%
Clark County School District No. 114 Evergreen GO
5.38%, 12/01/14 (PR 06/01/12)
(AGM GTD)	100,000	105,683
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	200,000	211,148
5.50%, 07/01/12 (NPFGC)	100,000	106,196
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/12 (GTD)	200,000	210,474

Security	Shares or Principal	Value
Pierce County School District No. 10 Tacoma GO
Series A
5.00%, 06/01/12 (AGM GTD)	$200,000	$210,354
State of Washington GO
5.00%, 07/01/12	200,000	211,252
Series A
5.00%, 07/01/27 (PR 07/01/12)
(NPFGC-FGIC)	255,000	269,443
Series B
5.00%, 07/01/12	115,000	121,470

		1,446,020

WEST VIRGINIA – 0.35%
State of West Virginia GO
5.00%,
06/01/12 (NPFGC-FGIC)	100,000	105,165

		105,165

WISCONSIN – 1.94%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 06/01/18 (PR 06/01/12)	200,000	210,614
State of Wisconsin RB Sewer Revenue
Series 3
5.00%, 06/01/12	250,000	263,205
State of Wisconsin RB Transit Revenue
Series B
5.00%, 07/01/12 (AMBAC)	110,000	116,103

		589,922

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $29,941,264)		29,998,819

SHORT-TERM INVESTMENTS – 0.30%

MONEY MARKET FUNDS – 0.30%
BlackRock Liquidity Funds – MuniFund, Institutional Shares 0.10%[a,b]	93,114	93,114

		93,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,114)		93,114

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Value
TOTAL INVESTMENTS
IN SECURITIES – 98.87%
(Cost: $30,034,378)	$30,091,933

Other Assets, Less Liabilities – 1.13%	342,720

NET ASSETS – 100.00%	$30,434,653

COP – Certificates of Participation

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAW – State Aid Withholding

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.38%

ALASKA – 1.11%
City of Anchorage GO
Series D
4.50%, 08/01/13 (AMBAC)	$285,000	$308,378

		308,378

ARIZONA – 3.47%
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.25%, 07/01/13	150,000	163,724
City of Phoenix GO
Series A
5.00%, 07/01/13	210,000	228,837
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100,000	108,153
County of Pima GO
5.00%, 07/01/13 (NPFGC)	100,000	108,432
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13 (AGM)	125,000	135,511
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13 (AGM)	100,000	106,796
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	105,000	113,258

		964,711

CALIFORNIA – 20.32%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	200,000	220,514
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	300,000	313,041
5.00%, 06/15/13	1,350,000	1,437,669

Security	Principal	Value
County of Sacramento RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/13	$165,000	$176,345
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13 (NPFGC)	200,000	218,956
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13 (NPFGC)	250,000	272,072
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13 (AMBAC)	100,000	108,689
Los Angeles Unified School District GO
Series A
5.00%, 07/01/24 (PR 07/01/13)
(AGM)	270,000	296,635
5.00%, 01/01/28 (PR 07/01/13)
(NPFGC)	435,000	477,913
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	150,000	165,635
5.38%, 07/01/18 (PR 07/01/13)
(NPFGC)	100,000	110,702
5.50%, 07/01/15 (PR 07/01/13)
(NPFGC)	95,000	105,432
Series F
5.00%, 07/01/13 (FGIC)	100,000	107,967
Series KRY
5.00%, 07/01/13	135,000	145,819
Morgan Hill Unified School District GO
5.00%, 08/01/13 (AMBAC)	150,000	161,690
San Jose Unified School District GO
Series C
4.00%, 08/01/13 (NPFGC-FGIC)	100,000	106,482
Solano County Community College District GO
Series A
5.00%, 08/01/19 (PR 08/01/13)
(NPFGC)	150,000	165,218

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13	$100,000	$111,178
State of California GO
5.00%, 06/01/13	260,000	279,612
Series A
5.25%, 07/01/13	110,000	119,550
5.25%, 07/01/13 (NPFGC)	505,000	552,184

		5,653,303

COLORADO – 2.02%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13 (NPFGC)	410,000	451,574
University of Colorado RB College & University Revenue
Series A
5.00%, 06/01/20 (PR 06/01/13)
(NPFGC)	100,000	109,320

		560,894

CONNECTICUT – 0.86%
State of Connecticut GO
Series B
5.00%, 06/01/13 (NPFGC)	120,000	130,748
State of Connecticut ST
Series A
5.00%, 08/01/13 (AMBAC)	100,000	109,213

		239,961

DELAWARE – 0.53%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13 (NPFGC)	135,000	147,554

		147,554

DISTRICT OF COLUMBIA – 0.39%
District of Columbia GO
Series B
5.00%, 06/01/13 (AMBAC)	100,000	108,641

		108,641

Security	Principal	Value
FLORIDA – 4.11%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13	$75,000	$78,650
5.00%, 07/01/13	150,000	160,176
Florida State Board of Education GO
Series B
5.25%, 06/01/13	110,000	120,123
Series C
5.00%, 06/01/13	100,000	108,668
Series G
5.25%, 06/01/13 (NPFGC-FGIC)	50,000	54,602
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13	125,000	132,189
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13 (AMBAC)	250,000	270,070
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100,000	108,409
State of Florida RB Miscellaneous Revenue
6.00%, 07/01/13 (AMBAC)	100,000	110,095

		1,142,982

GEORGIA – 2.35%
Chatham County School District GO
5.25%, 08/01/13 (AGM)	100,000	110,327
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/13 (AGM)	100,000	108,691
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13 (GTD)	205,000	220,256

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
State of Georgia GO
Series E
4.00%, 07/01/13	$200,000	$214,706

		653,980

HAWAII – 0.87%
City & County of Honolulu GO
Series B
5.00%, 07/01/13 (NPFGC)	100,000	109,275
State of Hawaii GO
Series DQ
4.00%, 06/01/13	125,000	133,524

		242,799

ILLINOIS – 1.37%
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13 (AMBAC)	210,000	220,912
State of Illinois GO
First Series
5.50%, 08/01/13 (NPFGC)	150,000	159,297

		380,209

INDIANA – 0.98%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28 (PR 06/01/13)
(AGM)	100,000	109,268
5.25%, 06/01/14 (PR 06/01/13)
(AGM)	150,000	164,707

		273,975

IOWA – 0.38%
State of Iowa RB General Fund
Series A
4.00%, 06/01/13	100,000	106,529

		106,529

KENTUCKY – 0.39%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13	100,000	109,418

		109,418

Security	Principal	Value
MARYLAND – 1.92%
State of Maryland GO
Second Series
5.00%, 08/01/16 (PR 08/01/13)	$275,000	$302,297
Series A
3.00%, 08/15/13	220,000	231,684

		533,981

MASSACHUSETTS – 3.70%
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/13	125,000	137,694
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13	115,000	126,678
Series D
4.38%, 08/01/13	250,000	270,345
Commonwealth of Massachusetts RB Federal Grant Revenue
5.00%, 06/15/13	100,000	108,843
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13 (AGM)	100,000	109,608
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13 (NPFGC)	250,000	275,387

		1,028,555

MICHIGAN – 0.98%
Wayne County School District of the City of Detroit GO
Series A
5.25%, 05/01/28 (PR 05/01/13)
(FGIC Q-SBLF)	250,000	273,030

		273,030

MINNESOTA – 1.85%
State of Minnesota GO
5.00%, 08/01/13	75,000	82,279
5.00%, 08/01/18 (PR 08/01/13)	100,000	109,828

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Series F
4.00%, 08/01/13	$300,000	$322,545

		514,652

NEVADA – 1.55%
Clark County School District GOL
Series A
5.00%, 06/15/13 (AGM)	200,000	214,994
5.00%, 06/15/13 (NPFGC-FGIC)	100,000	107,497
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13	100,000	107,565

		430,056

NEW JERSEY – 13.67%
County of Somerset GO
Series A
4.00%, 07/15/13	165,000	176,868
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25 (PR 06/15/13)
(FGIC)	435,000	475,329
5.00%, 06/15/26 (PR 06/15/13)	220,000	240,396
5.00%, 06/15/28 (PR 06/15/13)	200,000	218,542
5.25%, 06/15/21 (PR 06/15/13)
(FGIC)	300,000	329,451
5.25%, 06/15/22 (PR 06/15/13)
(FGIC)	250,000	274,542
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.50%, 06/15/13	150,000	165,779
Series C
5.00%, 06/15/13	190,000	207,909
5.50%, 06/15/16 (PR 06/15/13)
(AGM)	115,000	127,019
5.50%, 06/15/17 (PR 06/15/13)	500,000	552,255
5.50%, 06/15/22 (PR 06/15/13)	690,000	762,112
State of New Jersey GO
Series H
5.25%, 07/01/13	250,000	272,090

		3,802,292

Security	Principal	Value
NEW MEXICO – 0.91%
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/13 (AMBAC)	$100,000	$109,142
State of New Mexico RB Miscellaneous Taxes
Series A-1
4.00%, 07/01/13	135,000	144,519

		253,661

NEW YORK – 8.23%
City of New York GO
Series C-1
5.00%, 08/15/13 (AGM)	155,000	169,190
Series F
5.00%, 08/01/13	145,000	157,905
Series G
5.00%, 08/01/13	325,000	353,925
Series J
5.50%, 06/01/23 (PR 06/01/13)	125,000	137,984
Series J-1
5.00%, 08/01/13	200,000	217,800
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/13	115,000	124,530
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/13	235,000	251,873
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series C
5.50%, 06/01/13 (SAW)	200,000	217,772
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	175,000	191,767
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13	100,000	105,363

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/13	$330,000	$361,007

		2,289,116

OHIO – 4.63%
City of Cleveland GOL
5.25%, 08/01/22 (PR 08/01/13)
(FGIC)	100,000	110,511
Columbus City School District GO
5.00%, 12/01/31 (PR 06/01/13)
(FGIC)	500,000	544,480
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13	105,000	114,291
State of Ohio GO
Series C
5.00%, 08/01/13	250,000	273,278
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/13 (AGM)	225,000	244,379

		1,286,939

OKLAHOMA – 0.71%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13	185,000	197,530

		197,530

PENNSYLVANIA – 1.67%
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13	125,000	136,565
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	100,000	109,252
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13	100,000	107,848
Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13	100,000	109,558

		463,223

Security	Principal	Value
PUERTO RICO – 4.10%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/13 (FGIC)	$250,000	$264,390
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/13	250,000	261,822
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13 (NPFGC)	150,000	159,050
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
5.50%, 07/01/13 (FGIC)	120,000	126,907
Series A
5.50%, 07/01/13 (AMBAC)	110,000	116,332
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13 (AMBAC)	200,000	212,186

		1,140,687

TEXAS – 4.42%
City of El Paso GOL
5.25%, 08/15/13 (NPFGC-FGIC)	100,000	109,667
City of San Antonio GOL
3.50%, 08/01/13	100,000	106,116
County of Denton GOL
4.00%, 07/15/13 (NPFGC)	150,000	160,751
County of Harris GO
Series A
3.75%, 08/15/13	100,000	106,627
El Paso Independent School District GO
5.00%, 08/15/13	160,000	174,416
Mesquite Independent School District GO
5.00%, 08/15/13 (PSF)	120,000	131,851
University of Texas System RB College & University Revenue
Series B
5.00%, 08/15/24 (PR 08/15/13)	250,000	274,125

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Series C
5.25%, 08/15/13	$150,000	$165,589

		1,229,142

UTAH – 1.90%
County of Salt Lake GO
5.00%, 06/15/13	100,000	109,417
State of Utah GO
Series A
5.00%, 07/01/13	100,000	109,581
5.00%, 07/01/15 (PR 07/01/13)	135,000	148,126
Series B
4.00%, 07/01/13	150,000	161,029

		528,153

VIRGINIA – 4.22%
City of Richmond GO
Series A
5.00%, 07/15/13 (AGM)	100,000	109,599
Commonwealth of Virginia GO
Series A
5.00%, 06/01/13	125,000	136,616
County of Arlington GO
Series D
3.00%, 08/01/13	200,000	210,554
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13	300,000	328,884
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20 (PR 08/01/13)	120,000	131,824
Series B
5.00%, 08/01/13	135,000	147,998
Series C
4.75%, 08/01/26 (PR 08/01/13)
(SAW)	100,000	109,275

		1,174,750

WASHINGTON – 3.94%
Clark County Evergreen School District No. 114 GO
5.25%, 06/01/17 (PR 06/01/13)
(AGM GTD)	250,000	274,512

Security	Shares or Principal	Value
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13 (NPFGC)	$300,000	$328,503
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13 (GTD)	100,000	108,871
State of Washington GO
Series C
5.00%, 08/01/13	225,000	246,443
Series D
5.00%, 07/01/13	125,000	136,565

		1,094,894

WISCONSIN – 0.83%
State of Wisconsin RB Miscellaneous Revenue
5.25%, 07/01/13 (AGM)	100,000	109,690
Series 2
5.50%, 06/01/13 (NPFGC)	110,000	121,062

		230,752

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $27,245,905)		27,364,747

SHORT-TERM INVESTMENTS – 0.52%

MONEY MARKET FUNDS – 0.52%
BlackRock Liquidity Funds – MuniFund,
Institutional Shares
0.10%[a,b]	143,541	143,541

		143,541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,541)		143,541

TOTAL INVESTMENTS
IN SECURITIES – 98.90%
(Cost: $27,389,446)		27,508,288
Other Assets, Less Liabilities – 1.10%		306,472

NET ASSETS – 100.00%		$27,814,760

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

Q-SBLF – Qualified Student Bond Loan Fund

RB – Revenue Bond

SAW – State Aid Withholding

ST – Special Tax

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.88%

ARIZONA – 6.19%
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14	$250,000	$276,975
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14	260,000	288,579
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14	200,000	205,768
Glendale Union School District No. 205 GO
4.25%, 07/01/14 (NPFGC)	150,000	161,282
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14 (AGM)	250,000	277,060
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14 (AGM)	100,000	108,530
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14 (NPFGC)	100,000	111,329
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14 (AMBAC)	125,000	137,361

		1,566,884

CALIFORNIA – 11.46%
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14 (AGM)	125,000	129,686
Desert Sands Unified School District GO
5.00%, 06/01/14 (AGM)	100,000	110,413
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14	250,000	262,825
Los Angeles Unified School District GO
Series I
5.00%, 07/01/14	250,000	274,223

Security	Principal	Value
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14	$180,000	$201,857
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14 (NPFGC)	100,000	101,295
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14 (AGM)	200,000	220,376
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/14 (NPFGC)	100,000	111,600
State of California GO
4.13%, 06/01/14	250,000	267,625
Series A
4.13%, 07/01/14 (NPFGC)	235,000	258,185
5.25%, 07/01/14	860,000	962,561

		2,900,646

COLORADO – 0.45%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14 (NPFGC)	100,000	113,450

		113,450

CONNECTICUT – 0.88%
State of Connecticut GO
Series B
5.00%, 06/01/14 (NPFGC)	200,000	223,476

		223,476

DELAWARE – 0.65%
County of New Castle GO
Series A
4.25%, 07/15/14	150,000	165,470

		165,470

FLORIDA – 5.62%
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/14 (AGM)	100,000	109,362

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	$300,000	$325,314
Florida State Board of Education GO
Series A
5.00%, 06/01/14 (NPFGC-FGIC)	200,000	222,762
Series B
5.00%, 06/01/14	95,000	105,812
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14 (AMBAC)	150,000	164,838
Series C
5.00%, 07/01/14	150,000	164,838
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/14 (NPFGC)	300,000	329,277

		1,422,203

GEORGIA – 3.86%
County of Bartow GO
4.50%, 08/01/14 (NPFGC)	100,000	107,334
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14	100,000	111,447
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14 (GTD)	250,000	273,447
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14 (NPFGC-FGIC)	230,000	256,289
State of Georgia GO
Series C
5.50%, 07/01/14	200,000	228,360

		976,877

Security	Principal	Value
HAWAII – 1.11%
State of Hawaii GO
Series DG
5.00%, 07/01/14 (AMBAC)	$250,000	$280,272

		280,272

ILLINOIS – 1.91%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14 (AMBAC)	100,000	104,555
State of Illinois GO
First Series
5.50%, 08/01/14 (NPFGC)	150,000	161,010
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14 (AGM)	200,000	216,396

		481,961

INDIANA – 3.20%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29 (PR 06/01/14)
(FGIC)	115,000	129,806
5.25%, 06/01/22 (PR 06/01/14)
(FGIC)	100,000	113,264
5.25%, 06/01/29 (PR 06/01/14)
(FGIC)	500,000	566,320

		809,390

IOWA – 0.43%
County of Polk GO
Series B
4.00%, 06/01/14	100,000	108,771

		108,771

KENTUCKY – 1.94%
Kentucky State Property & Building Commission RB General Fund
Series A
5.00%, 08/01/14	145,000	159,804
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14	300,000	331,065

		490,869

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MARYLAND – 2.71%
County of Baltimore GO
5.00%, 08/01/14	$200,000	$225,984
County of Frederick GO
5.00%, 08/01/14	155,000	174,594
State of Maryland GO
Series B
5.25%, 08/15/14	250,000	284,365

		684,943

MASSACHUSETTS – 8.52%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15 (PR 08/01/14)	265,000	297,767
Series B
5.00%, 08/01/14	100,000	112,291
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14	135,000	142,802
5.00%, 08/01/14	200,000	224,582
Series B
5.00%, 08/01/23 (PR 08/01/14)	350,000	393,277
Series C
4.00%, 08/01/14 (AGM)	165,000	179,908
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/15 (PR 07/01/14)	100,000	113,659
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14 (AGM)	200,000	224,638
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 14
5.00%, 08/01/14	300,000	337,923
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14 (NPFGC)	115,000	130,193

		2,157,040

Security	Principal	Value
MINNESOTA – 1.11%
State of Minnesota GO
5.00%, 08/01/14	$250,000	$281,865

		281,865

NEBRASKA – 0.66%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14 (AMBAC)	150,000	168,010

		168,010

NEVADA – 3.93%
City of Henderson GOL
Series A
5.00%, 06/01/14 (AGM)	250,000	276,285
Clark County School District GOL
Series B
5.00%, 06/15/14 (NPFGC-FGIC)	100,000	109,169
5.00%, 06/15/14 (AMBAC)	100,000	109,169
5.00%, 06/15/14	110,000	120,086
County of Clark GOL
Series B
5.00%, 06/01/14 (AGM)	130,000	141,986
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14	95,000	101,969
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14 (AGM)	125,000	136,525

		995,189

NEW JERSEY – 4.58%
City of Atlantic City GO
5.00%, 08/15/14 (NPFGC)	100,000	107,223
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19 (PR 06/15/14)
(FGIC)	700,000	792,855
State of New Jersey GO
5.00%, 06/01/14	230,000	258,718

		1,158,796

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
NEW MEXICO – 0.69%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14	$160,000	$174,664

		174,664
NEW YORK – 15.61%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14 (NPFGC)	125,000	140,259
City of New York GO
Series A
3.00%, 08/01/14	235,000	245,916
Series B
5.00%, 08/01/14	340,000	377,791
Series G
5.00%, 08/01/14	250,000	277,787
Series H
5.00%, 08/01/14 (CIFG)	100,000	110,978
Series K
4.00%, 08/01/14	260,000	280,488
Series O
5.00%, 06/01/14	150,000	166,013
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/14	275,000	303,614
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14 (NPFGC)	115,000	127,758
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
2.50%, 06/15/14	225,000	234,907
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14 (NPFGC-FGIC)	330,000	364,459

Security	Principal	Value
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/14 (NPFGC)	$100,000	$109,197
Series B
5.00%, 07/01/14	250,000	281,467
Series C
5.00%, 07/01/14 (NPFGC)	200,000	219,650
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14 (NPFGC-FGIC)	365,000	380,815
4.00%, 07/01/14	105,000	111,679
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14	200,000	217,766

		3,950,544
NORTH CAROLINA – 2.23%
City of Charlotte GO
5.00%, 08/01/14	250,000	281,602
County of Mecklenburg GO
Series A
5.00%, 08/01/14	250,000	282,040

		563,642
OHIO – 2.16%
State of Ohio GO
Series A
5.00%, 06/15/14	115,000	128,357
Series C
4.00%, 08/01/14	250,000	271,050
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14	130,000	146,213

		545,620
OREGON – 0.88%
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14 (AGM)	200,000	223,556

		223,556

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
PENNSYLVANIA – 2.03%
City of Philadelphia RB Water Revenue
Series A
5.00%, 06/15/14	$100,000	$108,844
Commonwealth of Pennsylvania GO
5.25%, 07/01/14	200,000	225,808
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/14	160,000	177,938

		512,590
PUERTO RICO – 3.53%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14 (FGIC)	90,000	96,494
Series A
5.25%, 07/01/14	205,000	218,223
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14 (NPFGC-FGIC)	100,000	107,546
Series QQ
5.25%, 07/01/14 (XLCA)	100,000	108,207
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.25%, 07/01/14 (FGIC GTD)	100,000	106,227
Series I
5.50%, 07/01/25 (PR 07/01/14)
(GTD)	225,000	255,512

		892,209
TEXAS – 5.08%
Austin Independent School District GO
5.00%, 08/01/14 (PSF)	100,000	112,641
City of Dallas GOL
4.00%, 08/15/14	200,000	218,194
County of Harris GO
Series C
5.00%, 08/15/14	100,000	112,143
Crowley Independent School District GO
4.00%, 08/01/14 (PSF)	215,000	234,943

Security	Principal	Value
Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14 (PSF)	$200,000	$225,274
Leander Independent School District GO
4.00%, 08/15/14 (FGIC)	100,000	108,028
Round Rock Independent School District GO
4.00%, 08/01/14	250,000	273,448

		1,284,671
UTAH – 0.99%
Davis County School District GO
4.25%, 06/01/14 (GTD)	125,000	137,294
State of Utah GO
Series C
5.00%, 07/01/14	100,000	112,587

		249,881
VIRGINIA – 2.42%
City of Portsmouth GO
5.00%, 07/01/14 (AGM)	100,000	112,450
City of Richmond GO
5.00%, 07/15/14 (AGM)	100,000	112,489
Commonwealth of Virginia GO
Series A
5.00%, 06/01/14	100,000	112,370
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14 (NPFGC)	150,000	162,006
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14	100,000	112,431

		611,746
WASHINGTON – 3.61%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14 (AGM)	100,000	112,013
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14	200,000	223,334

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Shares or Principal	Value
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%,
07/01/14 (NPFGC-FGIC)	$180,000	$194,079
State of Washington GO
Series C
5.00%, 08/01/14	140,000	157,013
5.50%, 07/01/14	200,000	227,258

		913,697

WISCONSIN – 0.44%
State of Wisconsin RB Transit Revenue
Series A
5.00%,
07/01/14 (NPFGC-FGIC)	100,000	111,939

		111,939

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $24,974,828)		25,020,871

SHORT-TERM INVESTMENTS – 0.12%

MONEY MARKET FUNDS – 0.12%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.10%[a,b]	30,950	30,950

		30,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,950)		30,950

TOTAL INVESTMENTS IN SECURITIES – 99.00%
(Cost: $25,005,778)		25,051,821

Other Assets, Less Liabilities – 1.00%		252,791

NET ASSETS – 100.00%		$25,304,612

GO – General Obligation

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

ST – Special Tax

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.73%

ARIZONA – 4.30%
Arizona State University RB College & University Revenue
Series C
5.50%, 07/01/15	$245,000	$276,720
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/15	100,000	112,075
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15	100,000	102,685
City of Phoenix GO
Series B
4.00%, 07/01/15	200,000	217,664
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15 (AGM)	250,000	282,365

		991,509

CALIFORNIA – 8.44%
City & County of San Francisco GO
Series B
5.00%, 06/15/15	235,000	262,497
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15	135,000	144,601
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15	150,000	154,073
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/15	250,000	281,492
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/15 (AGM)	100,000	112,990
Los Angeles Unified School District GO
5.25%, 07/01/15 (NPFGC)	200,000	222,978
5.75%, 07/01/15 (NPFGC)	100,000	113,498

Security	Principal	Value
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/15 (AGM)	$100,000	$111,564
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15	50,000	55,608
State of California GO
5.00%, 06/01/15	175,000	194,527
Series A
4.00%, 07/01/15	125,000	134,078
Visalia Unified School District GO
4.00%, 08/01/15	150,000	159,042

		1,946,948

COLORADO – 1.32%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15 (NPFGC)	150,000	173,095
University of Colorado RB College & University Revenue
Series A
3.25%, 06/01/15	125,000	132,129

		305,224

CONNECTICUT – 4.45%
Hartford County Metropolitan District GO
3.00%, 06/01/15	200,000	211,050
State of Connecticut GO
Series C
5.00%, 06/01/15	420,000	475,751
State of Connecticut ST
5.00%, 07/01/15 (AMBAC)	300,000	339,102

		1,025,903

DELAWARE – 1.08%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15	220,000	250,125

		250,125

FLORIDA – 5.22%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15 (NPFGC)	235,000	268,842

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15	$200,000	$218,302
Florida State Board of Education GO
Series A
5.00%, 06/01/15 (NPFGC-FGIC)	215,000	242,189
Series B
5.00%, 06/01/15	200,000	225,292
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15 (AMBAC)	100,000	109,826
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15 (NPFGC-FGIC)	125,000	140,040

		1,204,491

GEORGIA – 4.43%
Forsyth County School District GO
4.00%, 06/01/15 (AGM)	250,000	273,105
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15	320,000	361,155
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15 (GTD)	150,000	165,098
Series A
4.00%, 08/01/15 (GTD)	100,000	110,374
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15 (AMBAC)	100,000	112,728

		1,022,460

HAWAII – 4.60%
City & County of Honolulu GO
Series B
5.25%, 07/01/15 (FSA)	250,000	286,455

Security	Principal	Value
City & County of Honolulu RB Sewer Revenue
Series B
4.25%, 07/01/15 (NPFGC)	$100,000	$110,410
State of Hawaii GO
Series DO
5.00%, 08/01/15	250,000	283,435
State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15 (AGM)	250,000	270,175
University of Hawaii RB College & University Revenue
Series A
5.00%, 07/15/15 (NPFGC)	100,000	111,875

		1,062,350

ILLINOIS – 1.27%
Chicago Transit Authority RB Capital Grant Receipts
Series A
5.00%, 06/01/15 (AMBAC)	75,000	78,449
State of Illinois GO First Series
5.50%, 08/01/15 (NPFGC)	200,000	215,002

		293,451

MARYLAND – 8.79%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15 (AMBAC)	200,000	225,804
County of Frederick GO
Series A
5.00%, 07/01/15	250,000	285,115
County of Howard GO
Series B
5.00%, 08/15/15	280,000	320,998
County of Montgomery GO
Series A
5.00%, 06/01/15	150,000	171,210
State of Maryland GO
Second Series
4.00%, 08/01/15	100,000	110,374
5.00%, 08/01/15	180,000	206,194

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Washington Suburban Sanitation District GO
5.00%, 06/01/16 (PR 06/01/15)	$620,000	$709,695

		2,029,390

MASSACHUSETTS – 6.15%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15	380,000	432,181
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15 (NPFGC-FGIC)	225,000	258,631
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34 (PR 07/01/15)	640,000	729,005

		1,419,817

NEBRASKA – 1.24%
City of Omaha GO
5.00%, 06/01/15	250,000	285,350

		285,350

NEVADA – 1.92%
Clark County School District GOL
Series A
5.25%, 06/15/15 (NPFGC-FGIC)	200,000	222,090
County of Clark GOL
Series B
5.00%, 06/01/15 (AGM)	200,000	220,312

		442,402

NEW JERSEY – 4.13%
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15	100,000	117,453
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/18 (PR 06/15/15)
(AMBAC)	100,000	114,581
Series C
5.25%, 06/15/16 (PR 06/15/15)
(FGIC)	345,000	398,202

Security	Principal	Value
State of New Jersey GO
5.00%, 06/01/15	$290,000	$322,248

		952,484

NEW MEXICO – 0.82%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	65,000	74,494
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15	100,000	113,605

		188,099

NEW YORK – 8.38%
City of New York GO
Series A-1
5.00%, 08/01/15	195,000	218,644
Series E
5.00%, 08/01/15	400,000	448,500
Series G
5.00%, 08/01/15	100,000	112,125
Series J-1
4.00%, 08/01/15	100,000	108,001
New York City Municipal Water Finance Authority RB Water Revenue
Series C
5.00%, 06/15/15	100,000	113,411
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15	250,000	283,567
New York State Dormitory Authority RB College & University Revenue
3.00%, 07/01/15	250,000	258,375
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15	150,000	169,790

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	$100,000	$110,421
5.00%, 07/01/15 (NPFGC-FGIC)	100,000	110,933

		1,933,767

NORTH CAROLINA – 2.67%
City of Charlotte RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15	350,000	387,068
County of Durham GO
Series B
4.00%, 06/01/15	100,000	109,817
State of North Carolina GO
Series A
5.00%, 06/01/15	105,000	119,847

		616,732

OHIO – 2.32%
State of Ohio GO
Series C
5.00%, 08/01/15	120,000	135,514
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15	350,000	398,860

		534,374

OREGON – 3.96%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15 (NPFGC)	350,000	396,518
City of Salem GOL
4.00%, 06/01/15	250,000	272,473
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15 (AGM)	215,000	244,040

		913,031

PENNSYLVANIA – 1.95%
Commonwealth of Pennsylvania GO
5.25%, 07/01/15	250,000	286,565

Security	Principal	Value
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15 (AGM)	$150,000	$164,193

		450,758

PUERTO RICO – 4.80%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15 (AGM)	150,000	164,835
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/15 (NPFGC)	315,000	338,452
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series K
5.00%, 07/01/35 (PR 07/01/15)	145,000	166,980
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15 (AMBAC)	215,000	230,164
University of Puerto Rico RB College & University Revenue
Series P
5.00%, 06/01/15	200,000	207,254

		1,107,685

RHODE ISLAND – 0.76%
Rhode Island Economic Development Corp. RB Federal Grant Revenue
Series A
5.00%, 06/15/15 (NPFGC-FGIC)	160,000	176,285

		176,285

TENNESSEE – 0.46%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15 (AGM)	100,000	106,948

		106,948

TEXAS – 5.71%
Austin Independent School District GO
4.00%, 08/01/15	100,000	109,265

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
City of San Antonio GOL
5.00%, 08/01/15	$140,000	$159,603
County of Bexar GOL
5.00%, 06/15/15 (AGM)	250,000	283,768
Pflugerville Independent School District GO
5.25%, 08/15/15 (PSF)	250,000	287,865
State of Texas GO
Series E
5.00%, 08/01/15	200,000	228,184
University of Texas System RB College & University Revenue
Series B
5.25%, 08/15/15	215,000	247,858

		1,316,543

UTAH – 1.43%
State of Utah GO
Series B
4.00%, 07/01/15	300,000	330,762

		330,762

VIRGINIA – 2.95%
County of Arlington GO
Series D
4.00%, 08/01/15	125,000	138,022
Virginia Public Building Authority RB Miscellaneous Revenue
Series C
5.00%, 08/01/15	250,000	284,780
Virginia Public School Authority RB Miscellaneous Revenue
Series 2005B
5.25%, 08/01/15	225,000	258,136

		680,938

WASHINGTON – 5.18%
City of Seattle GOL
Series B
5.00%, 08/01/15	185,000	210,487
Energy Northwest RB Electric Power & Light Revenues
5.50%, 07/01/15	75,000	86,303
Series A
4.00%, 07/01/15	100,000	109,003

Security	Shares or Principal	Value
Series C
5.00%, 07/01/15	$250,000	$282,585
State of Washington GO
Series C
0.00%,
06/01/15 (NPFGC-FGIC)	250,000	228,095
5.00%, 08/01/15	145,000	164,392
Series R
5.00%, 07/01/15 (AMBAC)	100,000	113,209

		1,194,074

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $22,706,099)		22,781,900

SHORT-TERM INVESTMENTS – 0.23%

MONEY MARKET FUNDS – 0.23%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.10%[a,b]	53,014	53,014

		53,014

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,014)		53,014

TOTAL INVESTMENTS IN SECURITIES – 98.96%
(Cost: $22,759,113)		22,834,914

Other Assets, Less Liabilities – 1.04%		240,433

NET ASSETS – 100.00%		$23,075,347

GO – General Obligation

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.82%

ARIZONA – 10.36%
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16	$200,000	$216,056
Arizona State University RB College & University Revenue
Series A
4.00%, 07/01/16 (AMBAC)	100,000	107,435
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16	250,000	281,743
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	200,000	225,636
City of Scottsdale GOL
5.00%, 07/01/16	180,000	206,586
County of Pima GO
4.50%, 07/01/16 (NPFGC-FGIC)	100,000	109,522
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100,000	107,232
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16	250,000	264,670
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21 (PR 07/01/16)	270,000	314,563

		1,833,443

CALIFORNIA – 8.55%
Desert Sands Unified School District GO
5.00%, 08/01/16	100,000	112,919
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	60,000	68,208
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16 (NPFGC)	100,000	112,513

Security	Principal	Value
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/16	$130,000	$147,398
Los Angeles Unified School District GO
Series B
5.00%, 07/01/16 (AGM)	85,000	94,925
Series KY
5.00%, 07/01/16	200,000	221,592
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	100,000	111,391
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16 (AGM)	130,000	146,532
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16	100,000	110,771
State of California GO
5.00%, 08/01/16	250,000	279,323
Series A
4.00%, 07/01/16	100,000	106,978

		1,512,550

COLORADO – 0.85%
City & County of Denver GO
5.00%, 08/01/16	130,000	149,938

		149,938

CONNECTICUT – 2.27%
City of Norwalk GO
Series B
5.00%, 07/01/16	100,000	115,905
State of Connecticut GO
Series C
5.00%, 06/01/16	250,000	285,525

		401,430

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
DELAWARE – 0.81%
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	$125,000	$143,463

		143,463

FLORIDA – 5.74%
County of Miami-Dade GO
Series B
5.00%, 07/01/16	50,000	55,566
County of Miami-Dade RB
Miscellaneous Revenue
5.00%, 08/01/16 (NPFGC-FGIC)	100,000	108,405
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	75,000	81,795
Florida State Board of Education GO
Series D
5.25%, 06/01/16	215,000	246,685
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/16 (NPFGC)	115,000	126,032
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16	100,000	112,644
State of Florida GO
5.00%, 07/01/16	250,000	284,120

		1,015,247

GEORGIA – 5.34%
Chatham County School District GO
5.25%, 08/01/16 (AGM)	190,000	220,698
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16 (NPFGC-FGIC)	250,000	275,822
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16 (NPFGC)	265,000	301,668

Security	Principal	Value
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16 (AMBAC)	$130,000	$147,605

		945,793

HAWAII – 1.93%
City & County of Honolulu RB Sewer Revenue
Series A
5.00%, 07/01/16 (NPFGC)	100,000	113,808
State of Hawaii GO
Series DN
5.00%, 08/01/16	200,000	228,496

		342,304

ILLINOIS – 8.28%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16 (AGM)	100,000	104,978
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-2
5.00%, 01/01/28 (PR 07/01/16)
(AGM)	400,000	465,800
5.00%, 01/01/31 (PR 07/01/16)
(AGM)	530,000	617,185
State of Illinois GO
Series A
5.00%, 06/01/16	160,000	167,774
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16 (NPFGC)	100,000	108,704

		1,464,441

INDIANA – 0.63%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16 (NPFGC)	100,000	112,158

		112,158

IOWA – 0.65%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16	100,000	115,228

		115,228

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MARYLAND – 1.41%
County of Howard GO
Series B
5.00%, 08/15/16	$215,000	$249,060

		249,060
MASSACHUSETTS – 3.33%
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	250,000	286,840
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	100,000	114,770
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16 (AGM)	165,000	187,293

		588,903
MINNESOTA – 1.76%
State of Minnesota GO
Series A
5.00%, 08/01/16	150,000	173,501
Series D
5.00%, 08/01/16	120,000	138,800

		312,301
MISSISSIPPI – 0.61%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16 (AMBAC)	100,000	107,579

		107,579
MISSOURI – 0.64%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16 (NPFGC-FGIC)	100,000	113,546

		113,546
NEVADA – 0.62%
Clark County School District GOL
Series C
5.00%, 06/15/16	100,000	109,963

		109,963

Security	Principal	Value
NEW JERSEY – 3.58%
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 07/01/16 (AGM)	$100,000	$108,530
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16	95,000	105,459
5.75%, 06/15/16 (ETM)	5,000	6,008
State of New Jersey GO
5.00%, 06/01/16	370,000	414,086

		634,083
NEW YORK – 8.96%
City of New York GO
Series A-1
5.00%, 08/01/16	125,000	140,828
Series E
5.00%, 08/01/16	400,000	450,648
Series J-1
5.00%, 08/01/16	200,000	225,324
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/16 (SAW)	250,000	279,367
New York State Dormitory Authority RB College & University Revenue
Series B
5.00%, 07/01/16	225,000	260,177
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16 (SAP)	100,000	112,173
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/16	100,000	117,375

		1,585,892
NORTH CAROLINA – 2.60%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16	200,000	228,496

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
City of Charlotte RB Water Revenue
Series A
5.00%, 07/01/16	$100,000	$115,039
State of North Carolina GO
Series A
5.00%, 06/01/20 (PR 06/01/16)	100,000	116,227

		459,762

OHIO – 4.97%
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16	250,000	285,645
State of Ohio GO
5.00%, 08/01/16	200,000	226,684
Series A
5.00%, 06/15/16	125,000	142,571
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	200,000	225,172

		880,072

OREGON – 2.97%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM GTD)	100,000	114,694
State of Oregon GO
Series A
4.00%, 08/01/16	165,000	181,287
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200,000	229,254

		525,235

PENNSYLVANIA – 3.27%
City of Philadelphia GO
5.00%, 08/01/16 (CIFG)	100,000	105,863
Commonwealth of Pennsylvania GO
5.38%, 07/01/16 (NPFGC)	215,000	250,520
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16 (AGM)	200,000	222,190

		578,573

Security	Principal	Value
PUERTO RICO – 4.17%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16 (NPFGC)	$185,000	$200,257
Series A
5.50%, 07/01/16 (NPFGC)	80,000	84,733
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16 (NPFGC)	320,000	348,032
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16 (CIFG)	100,000	104,511

		737,533

RHODE ISLAND – 1.62%
Rhode Island Economic Development Corp. RB Federal Grant Revenue
5.00%, 06/15/16 (NPFGC-FGIC)	75,000	83,045
State of Rhode Island GO
Series A
5.00%, 08/01/16 (AMBAC)	180,000	202,763

		285,808

SOUTH CAROLINA – 1.19%
State of South Carolina GO
Series A
4.00%, 06/01/16	190,000	210,096

		210,096

SOUTH DAKOTA – 0.65%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16	100,000	114,448

		114,448

TEXAS – 2.92%
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16 (NPFGC)	150,000	169,932
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200,000	230,910
Lewisville Independent School District GO
5.00%, 08/15/16 (PSF)	100,000	115,455

		516,297

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Shares or Principal	Value
VIRGINIA – 1.30%
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/16	$200,000	$229,910

		229,910
WASHINGTON – 5.37%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16	415,000	478,088
Series B
7.13%, 07/01/16	150,000	185,928
State of Washington GO
5.00%, 07/01/16 (AGM)	250,000	286,658

		950,674
WISCONSIN – 1.47%
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16 (AGM)	225,000	259,929

		259,929

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $17,397,700)		17,485,659

SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
BlackRock Liquidity Funds – MuniFund,
Institutional Shares
0.10%[a,b]	27,462	27,462

		27,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,462)		27,462

TOTAL INVESTMENTS IN SECURITIES – 98.98%
(Cost: $17,425,162)		17,513,121

Other Assets, Less Liabilities – 1.02%		181,068

NET ASSETS – 100.00%		$17,694,189

ETM – Escrowed to Maturity

GO – General Obligation

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAP – Subject to Appropriations

SAW – State Aid Withholding

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.97%

ALABAMA – 0.62%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17	$150,000	$143,327

		143,327

ARIZONA – 4.11%
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	105,000	118,291
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17 (NPFGC-FGIC)	140,000	158,003
City of Phoenix GO
Series A
5.00%, 07/01/17	215,000	244,859
Maricopa County High School District No. 210 Phoenix GO
5.00%, 07/01/17 (NPFGC)	280,000	313,992
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	100,000	110,811

		945,956

CALIFORNIA – 13.47%
Berkeley Unified School District GO
4.00%, 08/01/17	150,000	155,987
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17 (AGM)	380,000	390,241
East Side Union High School District GO
Series B
4.00%, 08/01/17 (AGM)	200,000	208,936
Escondido Union School District GO
Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160,000	174,032
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17 (AGM)	100,000	118,042

Security	Principal	Value
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17	$205,000	$233,343
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17	200,000	216,176
5.00%, 07/01/17	250,000	283,947
Los Angeles Unified School District GO
Series I
5.00%, 07/01/17	100,000	110,632
Series KY
5.00%, 07/01/17	55,000	60,848
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17 (NPFGC)	225,000	250,382
Santa Clara Unified School District GO
5.00%, 07/01/17	200,000	228,334
Southwestern Community College District GO
Series B
5.25%, 08/01/17 (NPFGC-FGIC)	120,000	134,698
State of California GO
Series A
5.00%, 07/01/17	475,000	531,192

		3,096,790

CONNECTICUT – 2.92%
City of Danbury GO
Series B
5.00%, 07/01/17	265,000	306,523
City of Hartford GO
Series A
5.25%, 08/15/17 (AMBAC)	100,000	112,996
State of Connecticut GO
Series C
5.00%, 06/01/17	125,000	142,929
State of Connecticut ST
Series A
4.00%, 08/01/17 (AMBAC)	100,000	108,318

		670,766

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
DELAWARE – 1.59%
County of New Castle GO
Series A
5.00%, 07/15/17	$200,000	$232,562
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17	115,000	132,189

		364,751

DISTRICT OF COLUMBIA – 0.49%
District of Columbia GO
Series C
5.00%, 06/01/17 (AGM)	100,000	113,255

		113,255

FLORIDA – 3.10%
County of Miami-Dade GO
Series B
5.00%, 07/01/17	100,000	111,021
Florida State Board of Education GO
Series E
5.00%, 06/01/17	75,000	85,188
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/17	100,000	111,262
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/17	150,000	165,686
State of Florida GO
Series A
5.00%, 07/01/17	210,000	238,646

		711,803

GEORGIA – 3.56%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17	200,000	228,146
State of Georgia GO
Series E
5.00%, 08/01/21 (PR 08/01/17)	500,000	590,040

		818,186

Security	Principal	Value
HAWAII – 2.21%
City & County of Honolulu RB Sewer Revenue
Series A
3.25%, 07/01/17	$100,000	$104,436
State of Hawaii GO
Series DQ
5.00%, 06/01/17	150,000	171,109
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17	200,000	233,326

		508,871

ILLINOIS – 0.78%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/17 (NPFGC-FGIC)	90,000	100,201
State of Illinois GO
Series A
5.00%, 06/01/17	75,000	78,139

		178,340

IOWA – 1.21%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17	250,000	278,073

		278,073

KANSAS – 1.96%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17	400,000	450,876

		450,876

KENTUCKY – 0.48%
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17	100,000	111,413

		111,413

LOUISIANA – 0.73%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17 (AMBAC)	165,000	167,582

		167,582

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
MARYLAND – 3.65%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17 (AMBAC)	$215,000	$244,793
County of Frederick GO
4.00%, 06/01/17	50,000	54,929
County of Howard GO
Series B
5.00%, 08/15/17	215,000	250,049
State of Maryland GO
Second Series
5.00%, 07/15/17	250,000	290,545

		840,316

MASSACHUSETTS – 5.50%
Commonwealth of Massachusetts GOL
Series B
5.00%, 07/01/17	100,000	114,697
Series D
5.50%, 08/01/17	215,000	252,997
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Senior
Series B
5.25%, 07/01/17	100,000	116,326
Series C
5.50%, 07/01/17	200,000	235,536
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17 (AGM)	100,000	107,871
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series A
5.25%, 08/01/17	125,000	146,517
Massachusetts Water Resources Authority RB Water Revenue
Series J
5.25%, 08/01/17 (AGM)	250,000	291,175

		1,265,119

MINNESOTA – 1.26%
State of Minnesota GO
5.00%, 08/01/17	200,000	232,264

Security	Principal	Value
Series A
5.00%, 08/01/17	$50,000	$58,066

		290,330

MISSISSIPPI – 0.48%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17	100,000	109,964

		109,964

NEVADA – 2.33%
Clark County School District GOL
Series B
4.50%, 06/15/17 (AMBAC)	200,000	213,464
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17 (AMBAC)	250,000	269,725
County of Clark RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17	50,000	53,024

		536,213

NEW HAMPSHIRE – 2.88%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17	475,000	546,739
State of New Hampshire GO
Series B
5.00%, 06/01/17	100,000	115,581

		662,320

NEW JERSEY – 5.30%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17 (GTD)	100,000	110,826
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17	250,000	282,400
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17	215,000	238,583

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
State of New Jersey GO
5.00%, 06/01/17	$320,000	$358,202
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	200,000	228,860

		1,218,871

NEW MEXICO – 1.00%
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/17	200,000	229,644

		229,644

NEW YORK – 9.31%
City of New York GO
Series A-1
4.20%, 08/01/17	200,000	215,826
Series C
5.00%, 08/01/17	125,000	140,653
Series E
5.00%, 08/01/17	725,000	815,784
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17	250,000	285,710
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/17	85,000	94,522
Series A
3.10%, 07/01/17	100,000	102,058
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17	175,000	198,919
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17	150,000	176,371
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17 (AGM)	100,000	111,801

		2,141,644

Security	Principal	Value
NORTH CAROLINA – 0.51%
County of Mecklenburg GO
Series A
5.00%, 08/01/17	$100,000	$116,261

		116,261

OHIO – 1.56%
State of Ohio GO
Series C
5.00%, 08/01/17	215,000	244,702
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17 (AGM)	100,000	112,910

		357,612

OREGON – 0.95%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM GTD)	190,000	218,318

		218,318

PENNSYLVANIA – 4.46%
Commonwealth of Pennsylvania GO
5.38%, 07/01/17	100,000	116,984
5.38%, 07/01/17 (AGM)	350,000	409,444
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.75%, 07/01/17	450,000	499,464

		1,025,892

PUERTO RICO – 7.75%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17 (XLCA)	180,000	187,459
Series B
5.25%, 07/01/17	150,000	153,612
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17 (XLCA)	365,000	392,280
Series TT
5.00%, 07/01/17	100,000	105,419
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17 (NPFGC)	155,000	161,849

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Security	Principal	Value
Series BB
5.25%, 07/01/17 (AMBAC)	$150,000	$154,617
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/17 (AMBAC)	350,000	370,717
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17 (AGM)	240,000	256,529

		1,782,482

TEXAS – 6.45%
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17 (NPFGC-FGIC)	150,000	163,148
Klein Independent School District GO
Series A
4.00%, 08/01/17	250,000	270,492
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230,000	256,192
North East Independent School District GO
Series A
5.00%, 08/01/17 (PSF)	250,000	289,435
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17	125,000	143,328
University of Texas System RB College & University Revenue
Series B
5.25%, 08/15/17	210,000	245,841
Series E
5.00%, 08/15/17	100,000	115,595

		1,484,031

UTAH – 1.09%
State of Utah GO
Series A
5.00%, 07/01/17	215,000	249,776

		249,776

Security	Shares or Principal	Value
VIRGINIA – 2.39%
Commonwealth of Virginia GO
Series B
5.00%, 06/01/17	$150,000	$174,214
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/17	100,000	115,138
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/17	100,000	116,279
Series C
5.00%, 08/01/17 (SAW)	125,000	143,923

		549,554

WASHINGTON – 4.32%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	600,000	684,444
State of Washington GO
Series C
5.00%, 07/01/17	270,000	309,344

		993,788

WISCONSIN – 0.55%
State of Wisconsin RB Miscellaneous Revenue
Series I
5.00%, 07/01/17 (NPFGC-FGIC)	110,000	125,960

		125,960

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $22,819,054)		22,758,084

SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
BlackRock Liquidity Funds – MuniFund,
Institutional Shares
0.10%[a,b]	12,116	12,116

		12,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,116)		12,116

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2011

Value
TOTAL INVESTMENTS
IN SECURITIES – 99.02%
(Cost: $22,831,170)	$22,770,200

Other Assets, Less Liabilities – 0.98%	226,000

NET ASSETS – 100.00%	$22,996,200

GO – General Obligation

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAW – State Aid Withholding

ST – Special Tax

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated issuers	$29,941,264	$27,245,905	$24,974,828
Affiliated issuers (Note 2)	93,114	143,541	30,950

Total cost of investments	$30,034,378	$27,389,446	$25,005,778

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$29,998,819	$27,364,747	$25,020,871
Affiliated issuers (Note 2)	93,114	143,541	30,950

Total fair value of investments	30,091,933	27,508,288	25,051,821
Receivables:
Interest	349,783	313,282	259,229

Total Assets	30,441,716	27,821,570	25,311,050

LIABILITIES
Payables:
Investment advisory fees (Note 2)	7,063	6,810	6,438

Total Liabilities	7,063	6,810	6,438

NET ASSETS	$30,434,653	$27,814,760	$25,304,612

Net assets consist of:
Paid-in capital	$30,369,859	$27,677,908	$25,238,429
Undistributed net investment income	7,578	18,010	20,036
Undistributed net realized gain (accumulated net realized loss)	(339)	–	104
Net unrealized appreciation	57,555	118,842	46,043

NET ASSETS	$30,434,653	$27,814,760	$25,304,612

Shares outstanding[a]	600,000	550,000	500,000

Net asset value per share	$50.72	$50.57	$50.61

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares 2015 S&P AMT-Free Municipal Series	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated issuers	$22,706,099	$17,397,700	$22,819,054
Affiliated issuers (Note 2)	53,014	27,462	12,116

Total cost of investments	$22,759,113	$17,425,162	$22,831,170

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$22,781,900	$17,485,659	$22,758,084
Affiliated issuers (Note 2)	53,014	27,462	12,116

Total fair value of investments	22,834,914	17,513,121	22,770,200
Receivables:
Interest	246,311	185,589	231,892

Total Assets	23,081,225	17,698,710	23,002,092

LIABILITIES
Payables:
Investment advisory fees (Note 2)	5,878	4,521	5,892

Total Liabilities	5,878	4,521	5,892

NET ASSETS	$23,075,347	$17,694,189	$22,996,200

Net assets consist of:
Paid-in capital	$22,968,934	$17,580,331	$23,014,320
Undistributed net investment income	30,612	28,926	43,569
Accumulated net realized loss	–	(3,027)	(719)
Net unrealized appreciation (depreciation)	75,801	87,959	(60,970)

NET ASSETS	$23,075,347	$17,694,189	$22,996,200

Shares outstanding[a]	450,000	350,000	450,000

Net asset value per share	$51.28	$50.55	$51.10

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$168,624	$216,817	$327,945
Interest from affiliated issuers (Note 2)	172	185	126

Total investment income	168,796	217,002	328,071

EXPENSES
Investment advisory fees (Note 2)	56,568	48,122	59,957

Total expenses	56,568	48,122	59,957

Net investment income	112,228	168,880	268,114

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments in unaffiliated issuers	(340)	–	104
Net change in unrealized appreciation/depreciation	81,265	160,882	55,505

Net realized and unrealized gain	80,925	160,882	55,609

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,153	$329,762	$323,723

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares 2015 S&P AMT-Free Municipal Series	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$359,754	$338,360	$492,335
Interest from affiliated issuers (Note 2)	115	76	107

Total investment income	359,869	338,436	492,442

EXPENSES
Investment advisory fees (Note 2)	53,022	41,059	53,159

Total expenses	53,022	41,059	53,159

Net investment income	306,847	297,377	439,283

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from investments in unaffiliated issuers	–	(3,027)	(720)
Net change in unrealized appreciation/depreciation	73,227	94,329	(67,552)

Net realized and unrealized gain (loss)	73,227	91,302	(68,272)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$380,074	$388,679	$371,011

See notes to financial statements.

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2012 S&P AMT-Free Municipal Series		iShares 2013 S&P AMT-Free Municipal Series
	Year ended March 31, 2011	Period from January 7, 2010[a] to March 31, 2010	Year ended March 31, 2011	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$112,228	$13,430	$168,880	$20,565
Net realized gain (loss)	(340)	–	–	215
Net change in unrealized appreciation/depreciation	81,265	(23,710)	160,882	(42,040)

Net increase (decrease) in net assets resulting from operations	193,153	(10,280)	329,762	(21,260)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(109,696)	(8,383)	(159,147)	(12,288)

Total distributions to shareholders	(109,696)	(8,383)	(159,147)	(12,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,278,782	10,091,077	17,639,294	10,038,399

Net increase in net assets from capital share transactions	20,278,782	10,091,077	17,639,294	10,038,399

INCREASE IN NET ASSETS	20,362,239	10,072,414	17,809,909	10,004,851

NET ASSETS
Beginning of period	10,072,414	–	10,004,851	–

End of period	$30,434,653	$10,072,414	$27,814,760	$10,004,851

Undistributed net investment income included in net assets at end of period	$7,578	$5,047	$18,010	$8,277

SHARES ISSUED
Shares sold	400,000	200,000	350,000	200,000

Net increase in shares outstanding	400,000	200,000	350,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2014 S&P AMT-Free Municipal Series		iShares 2015 S&P AMT-Free Municipal Series
	Year ended March 31, 2011	Period from January 7, 2010[a] to March 31, 2010	Year ended March 31, 2011	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$268,114	$15,205	$306,847	$21,310
Net realized gain	104	–	–	746
Net change in unrealized appreciation/depreciation	55,505	(9,462)	73,227	2,574

Net increase in net assets resulting from operations	323,723	5,743	380,074	24,630

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(253,711)	(9,572)	(284,244)	(13,301)

Total distributions to shareholders	(253,711)	(9,572)	(284,244)	(13,301)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,232,882	5,005,547	17,916,813	5,051,375

Net increase in net assets from capital share transactions	20,232,882	5,005,547	17,916,813	5,051,375

INCREASE IN NET ASSETS	20,302,894	5,001,718	18,012,643	5,062,704

NET ASSETS
Beginning of period	5,001,718	–	5,062,704	–

End of period	$25,304,612	$5,001,718	$23,075,347	$5,062,704

Undistributed net investment income included in net assets at end of period	$20,036	$5,633	$30,612	$8,009

SHARES ISSUED
Shares sold	400,000	100,000	350,000	100,000

Net increase in shares outstanding	400,000	100,000	350,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2016 S&P AMT-Free Municipal Series		iShares 2017 S&P AMT-Free Municipal Series
	Year ended March 31, 2011	Period from January 7, 2010[a] to March 31, 2010	Year ended March 31, 2011	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$297,377	$25,735	$439,283	$29,699
Net realized loss	(3,027)	–	(720)	–
Net change in unrealized appreciation/depreciation	94,329	(6,370)	(67,552)	6,582

Net increase in net assets resulting from operations	388,679	19,365	371,011	36,281

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(278,200)	(15,986)	(407,006)	(18,406)

Total distributions to shareholders	(278,200)	(15,986)	(407,006)	(18,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,611,465	4,968,866	17,998,663	5,015,657

Net increase in net assets from capital share transactions	12,611,465	4,968,866	17,998,663	5,015,657

INCREASE IN NET ASSETS	12,721,944	4,972,245	17,962,668	5,033,532

NET ASSETS
Beginning of period	4,972,245	–	5,033,532	–

End of period	$17,694,189	$4,972,245	$22,996,200	$5,033,532

Undistributed net investment income included in net assets at end of period	$28,926	$9,749	$43,569	$11,293

SHARES ISSUED
Shares sold	250,000	100,000	350,000	100,000

Net increase in shares outstanding	250,000	100,000	350,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2012 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.36	$50.38

Income from investment operations:
Net investment income[b]	0.30	0.08
Net realized and unrealized gain (loss)[c]	0.36	(0.05)

Total from investment operations	0.66	0.03

Less distributions from:
Net investment income	(0.30)	(0.05)

Total distributions	(0.30)	(0.05)

Net asset value, end of period	$50.72	$50.36

Total return	1.32%	0.06%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,435	$10,072
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.60%	0.72%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2013 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.02	$50.06

Income from investment operations:
Net investment income[b]	0.53	0.13
Net realized and unrealized gain (loss)[c]	0.55	(0.10)

Total from investment operations	1.08	0.03

Less distributions from:
Net investment income	(0.53)	(0.07)

Total distributions	(0.53)	(0.07)

Net asset value, end of period	$50.57	$50.02

Total return	2.16%	0.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,815	$10,005
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.05%	1.11%
Portfolio turnover rate[f]	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2014 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.68	0.15
Net realized and unrealized gain (loss)[c]	0.59	(0.06)

Total from investment operations	1.27	0.09

Less distributions from:
Net investment income	(0.68)	(0.10)

Total distributions	(0.68)	(0.10)

Net asset value, end of period	$50.61	$50.02

Total return	2.55%	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,305	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.34%	1.33%
Portfolio turnover rate[f]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

64	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2015 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.89	0.21
Net realized and unrealized gain[c]	0.63	0.06

Total from investment operations	1.52	0.27

Less distributions from:
Net investment income	(0.87)	(0.13)

Total distributions	(0.87)	(0.13)

Net asset value, end of period	$51.28	$50.63

Total return	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.74%	1.84%
Portfolio turnover rate[f]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2016 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$49.72	$49.66

Income from investment operations:
Net investment income[b]	1.11	0.26
Net realized and unrealized gain (loss)[c]	0.83	(0.04)

Total from investment operations	1.94	0.22

Less distributions from:
Net investment income	(1.11)	(0.16)

Total distributions	(1.11)	(0.16)

Net asset value, end of period	$50.55	$49.72

Total return	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.17%	2.25%
Portfolio turnover rate[f]	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2017 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.34	$50.13

Income from investment operations:
Net investment income[b]	1.28	0.30
Net realized and unrealized gain[c]	0.69	0.09

Total from investment operations	1.97	0.39

Less distributions from:
Net investment income	(1.21)	(0.18)

Total distributions	(1.21)	(0.18)

Net asset value, end of period	$51.10	$50.34

Total return	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.48%	2.57%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

68	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Municipal Series	Level 1	Level 2	Level 3	Total

2012 S&P AMT-Free
Municipal Bonds & Notes	$–	$29,998,819	$–	$29,998,819

Short-Term Investments	93,114	–	–	93,114

	$93,114	$29,998,819	$–	$30,091,933

2013 S&P AMT-Free
Municipal Bonds & Notes	$–	$27,364,747	$–	$27,364,747

Short-Term Investments	143,541	–	–	143,541

	$143,541	$27,364,747	$–	$27,508,288

2014 S&P AMT-Free
Municipal Bonds & Notes	$–	$25,020,871	$–	$25,020,871

Short-Term Investments	30,950	–	–	30,950

	$30,950	$25,020,871	$–	$25,051,821

2015 S&P AMT-Free
Municipal Bonds & Notes	$–	$22,781,900	$–	$22,781,900

Short-Term Investments	53,014	–	–	53,014

	$53,014	$22,781,900	$–	$22,834,914

2016 S&P AMT-Free
Municipal Bonds & Notes	$–	$17,485,659	$–	$17,485,659

Short-Term Investments	27,462	–	–	27,462

	$27,462	$17,485,659	$–	$17,513,121

2017 S&P AMT-Free
Municipal Bonds & Notes	$–	$22,758,084	$–	$22,758,084

Short-Term Investments	12,116	–	–	12,116

	$12,116	$22,758,084	$–	$22,770,200

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

70	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid monthly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Municipal Series	Undistributed Tax-Exempt Income	Unrealized Appreciation (Depreciation)	Capital Gains (Losses) and Other Losses	Net Distributable Earnings (Accumulated Losses)
2012 S&P AMT-Free	$7,549	$57,584	$(339)	$64,794
2013 S&P AMT-Free	18,052	118,800	–	136,852
2014 S&P AMT-Free	25,779	40,300	104	66,183
2015 S&P AMT-Free	30,467	75,946	–	106,413
2016 S&P AMT-Free	28,104	88,781	(3,027)	113,858
2017 S&P AMT-Free	43,234	(60,635)	(719)	(18,120)

The tax character of distributions paid during the years ended March 31, 2011 and March 31, 2010 were as follows:

iShares Municipal Series	2011	2010[a]

2012 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$109,696	$8,383

Total Distributions	$109,696	$8,383

2013 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$159,147	$12,288

Total Distributions	$159,147	$12,288

2014 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$253,711	$9,572

Total Distributions	$253,711	$9,572

2015 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$284,244	$13,301

Total Distributions	$284,244	$13,301

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Municipal Series	2011	2010[a]

2016 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$278,200	$15,986

Total Distributions	$278,200	$15,986

2017 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$407,006	$18,406

Total Distributions	$407,006	$18,406

[a]	For the period from January 7, 2010 (commencement of operations) to March 31, 2010.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, one of the Funds incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Municipal Series	Deferred Net Realized Capital Losses
2016 S&P AMT-Free	$4,425

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Municipal Series	Expiring 2019	Total
2012 S&P AMT-Free	$339	$339
2017 S&P AMT-Free	719	719

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to amortization methods

72	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

on fixed income securities. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$30,034,349	$73,691	$(16,107)	$57,584
2013 S&P AMT-Free	27,389,488	134,266	(15,466)	118,800
2014 S&P AMT-Free	25,011,521	179,234	(138,934)	40,300
2015 S&P AMT-Free	22,758,968	184,187	(108,241)	75,946
2016 S&P AMT-Free	17,424,340	152,155	(63,374)	88,781
2017 S&P AMT-Free	22,830,835	173,860	(234,495)	(60,635)

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% of the average daily net assets of each Fund.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BFA and/or its affiliate, BlackRock Institutional Trust Company, N.A.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Municipal Series	Purchases	Sales
2012 S&P AMT-Free	$10,046,313	$290,959
2013 S&P AMT-Free	8,377,913	–
2014 S&P AMT-Free	955,712	28,813
2015 S&P AMT-Free	1,964,990	–
2016 S&P AMT-Free	3,552,413	516,844
2017 S&P AMT-Free	3,681,990	389,231

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Municipal Series	In-kind Purchases	In-kind Sales
2012 S&P AMT-Free	$10,974,739	$–
2013 S&P AMT-Free	9,483,406	–
2014 S&P AMT-Free	19,664,745	–
2015 S&P AMT-Free	16,168,523	–
2016 S&P AMT-Free	9,737,226	–
2017 S&P AMT-Free	14,869,012	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

74	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	75

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2011:

iShares Municipal Series	Exempt- Interest Dividends

2012 S&P AMT-Free	100.00%

2013 S&P AMT-Free	100.00

2014 S&P AMT-Free	99.60

2015 S&P AMT-Free	100.00

2016 S&P AMT-Free	99.40

2017 S&P AMT-Free	100.00

76	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Municipal Series	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
2012 S&P AMT-Free	$0.30110	$–	$0.00292	$0.30402	99%	–%	1%		100%
2013 S&P AMT-Free	0.52402	–	0.00377	0.52779	99	–	1		100
2014 S&P AMT-Free	0.68322	–	0.00020	0.68342	100	–	0	[a]	100
2015 S&P AMT-Free	0.86938	–	0.00107	0.87045	100	–	0	[a]	100
2016 S&P AMT-Free	1.09652	–	0.00853	1.10505	99	–	1		100
2017 S&P AMT-Free	1.20589	–	0.00703	1.21292	99	–	1		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL INFORMATION	77

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 2012 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	1.58%
Greater than 0.5% and Less than 1.0%	96	37.94
Between 0.5% and -0.5%	153	60.48

	253	100.00%

iShares 2013 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.79%
Greater than 1.5% and Less than 2.0%	10	3.95
Greater than 1.0% and Less than 1.5%	38	15.02
Greater than 0.5% and Less than 1.0%	92	36.36
Between 0.5% and -0.5%	111	43.88

	253	100.00%

iShares 2014 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.40%
Greater than 3.0% and Less than 3.5%	2	0.79
Greater than 2.5% and Less than 3.0%	2	0.79
Greater than 2.0% and Less than 2.5%	2	0.79
Greater than 1.5% and Less than 2.0%	1	0.40
Greater than 1.0% and Less than 1.5%	25	9.88
Greater than 0.5% and Less than 1.0%	100	39.53
Between 0.5% and -0.5%	90	35.56
Less than -0.5% and Greater than -1.0%	27	10.67
Less than -1.0% and Greater than -1.5%	3	1.19

	253	100.00%

78	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 2015 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.40%
Greater than 2.0% and Less than 2.5%	2	0.79
Greater than 1.5% and Less than 2.0%	1	0.40
Greater than 1.0% and Less than 1.5%	20	7.91
Greater than 0.5% and Less than 1.0%	102	40.32
Between 0.5% and -0.5%	120	47.41
Less than -0.5% and Greater than -1.0%	6	2.37
Less than -1.0% and Greater than -1.5%	1	0.40

	253	100.00%

iShares 2016 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.40%
Greater than 1.5% and Less than 2.0%	1	0.40
Greater than 1.0% and Less than 1.5%	24	9.49
Greater than 0.5% and Less than 1.0%	61	24.11
Between 0.5% and -0.5%	145	57.29
Less than -0.5% and Greater than -1.0%	20	7.91
Less than -1.0% and Greater than -1.5%	1	0.40

	253	100.00%

SUPPLEMENTAL INFORMATION	79

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 2017 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.40%
Greater than 3.5% and Less than 4.0%	3	1.19
Greater than 3.0% and Less than 3.5%	1	0.40
Greater than 2.5% and Less than 3.0%	1	0.40
Greater than 2.0% and Less than 2.5%	3	1.19
Greater than 1.5% and Less than 2.0%	4	1.58
Greater than 1.0% and Less than 1.5%	27	10.67
Greater than 0.5% and Less than 1.0%	88	34.78
Between 0.5% and -0.5%	72	28.44
Less than -0.5% and Greater than -1.0%	25	9.88
Less than -1.0% and Greater than -1.5%	27	10.67
Less than -1.5% and Greater than -2.0%	1	0.40

	253	100.00%

80	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

82	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	83

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007- 2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

84	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-38-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2011

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iShares S&P India Nifty 50 Index Fund  |  INDY  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.56%	12.47%	13.32%	14.11%	14.70%	15.10%	19.77%	20.62%	21.20%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/18/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/20/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector	Percentage of Net Assets
Financial	26.84%

Technology	14.50

Energy	13.84

Consumer Non-Cyclical	10.88

Industrial	9.78

Basic Materials	8.13

Consumer Cyclical	7.45

Utilities	5.51

Communications	2.94

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Reliance Industries Ltd.	10.20%

Infosys Technologies Ltd.	8.98

ICICI Bank Ltd.	7.44

ITC Ltd.	5.55

Housing Development Finance Corp. Ltd.	5.31

Larsen & Toubro Ltd.	5.07

HDFC Bank Ltd.	4.87

State Bank of India	4.16

Tata Consultancy Services Ltd.	3.45

Tata Motors Ltd.	2.51

TOTAL	57.54%

The iShares S&P India Nifty 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P CNX Nifty Index (the “Index”). The Index measures the equity performance of the top 50 companies by market capitalization whose equity securities trade in the Indian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 12.56%, while the total return for the Index was 13.32%.

India’s economy grew by 10.4% in 2010, but inflation was also in double digits, led by soaring food and energy prices. Rising oil prices are always a concern for India as more than 70% of the country’s growing oil needs come from imports. However, food prices were also rising at a 10% clip in March 2011. The International Monetary Fund forecasts that economic growth will slow to 8.2% in 2011 but consumer prices will still rise 7.5% in 2011 and 6.9% in 2012. In contrast, inflation in China was under 5% and under 3% in the U.S. and Europe in 2010.

To slow growth and contain inflation, India has withdrawn the fiscal stimulus that spurred consumption to shield the economy from the financial crisis of 2008-2009. In April 2010, it began to slow spending to shrink the federal budget deficit from 6.4% to 5.5% of gross domestic product. During the reporting period, the Reserve Bank of India raised interest rates eight times in an attempt to slow the economy and curtail inflation.

Still, one of India’s biggest challenges is its infrastructure; the government recently announced that the country needs $1 trillion worth of infrastructure investments by 2017 to upgrade roads, bridges, ports and power plants. To that end, the federal budget for the next fiscal year raises total government outlays on infrastructure by 23%. Meanwhile, the standard of living continues to improve in India along with an expanding economy and higher personal income. Car sales rose 26% over the prior year in January 2011 despite price hikes by the major international auto companies which have expanded sales efforts in India to offset weak sales in the U.S. and Europe.

In February 2011, India signed a free-trade agreement with Japan, eliminating most tariffs on trade between the two countries in a move seen to be an attempt to counter China’s growing economy. The agreement makes Japan and India each other’s biggest trade partners in a wide variety of industries, including agriculture, electronics, nuclear power and other sectors. In another move to encourage investment in the country, India eased foreign investment rules during the reporting period. Foreign companies may now set up joint ventures in India without prior government approval. The federal trade ministry hopes that the move will promote the competitiveness of India as an investment destination.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)

Actual	$1,000.00	$972.80	0.88%	$4.33
Hypothetical (5% return before expenses)	1,000.00	1,020.50	0.88	4.43

a	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.85%

AGRICULTURE – 5.55%
ITC Ltd.	2,793,810	$11,399,984

		11,399,984
AUTO MANUFACTURERS – 5.41%
Mahindra & Mahindra Ltd.	250,746	3,935,017
Maruti Suzuki (India) Ltd.	71,514	2,022,551
Tata Motors Ltd.	184,092	5,149,543

		11,107,111
BANKS – 19.55%
Axis Bank Ltd.	139,104	4,375,803
HDFC Bank Ltd.	190,302	10,003,248
ICICI Bank Ltd.	611,064	15,283,617
Kotak Mahindra Bank Ltd.	190,026	1,949,547
Punjab National Bank Ltd.	200	5,435
State Bank of India	138,000	8,551,037

		40,168,687
BUILDING MATERIALS – 1.38%
ACC Ltd.	54,648	1,315,825
Ambuja Cements Ltd.	458,712	1,515,078
Grasim Industries Ltd.	200	11,011

		2,841,914
COMPUTERS – 13.84%
Infosys Technologies Ltd.	253,920	18,442,236
Tata Consultancy Services Ltd.	267,720	7,102,206
Wipro Ltd.	268,687	2,891,121

		28,435,563
DIVERSIFIED FINANCIAL SERVICES – 5.31%
Housing Development Finance Corp. Ltd.	694,002	10,904,357

		10,904,357
ELECTRIC – 4.28%
NTPC Ltd.	698,556	3,022,602
Power Grid Corp. of India Ltd.	788,256	1,799,861
Reliance Infrastructure Ltd.	29,432	455,025
Reliance Power Ltd.[a]	309,258	903,641
Tata Power Co. Ltd.	87,354	2,613,426

		8,794,555
ELECTRICAL COMPONENTS & EQUIPMENT – 2.68%
Bharat Heavy Electricals Ltd.	84,594	3,909,872
Siemens (India) Ltd.	81,282	1,604,695

		5,514,567

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 5.71%
Jaiprakash Associates Ltd.	634,938	$1,320,313
Larsen & Toubro Ltd.	281,382	10,415,437

		11,735,750
GAS – 1.23%
GAIL (India) Ltd.	242,328	2,519,527

		2,519,527
HOUSEHOLD PRODUCTS & WARES – 1.76%
Hindustan Unilever Ltd.	560,970	3,608,862

		3,608,862
INSURANCE – 0.40%
Reliance Capital Ltd.	63,480	829,497

		829,497
INVESTMENT COMPANIES – 0.98%
Infrastructure Development Finance Co. Ltd.	581,532	2,014,562

		2,014,562
IRON & STEEL – 4.51%
Jindal Steel & Power Ltd.	204,240	3,191,229
Steel Authority of India Ltd.	325,404	1,236,648
Tata Steel Ltd.	346,794	4,835,417

		9,263,294
LEISURE TIME – 2.04%
Bajaj Auto Ltd.	72,036	2,361,922
Hero Honda Motors Ltd.	51,336	1,828,379

		4,190,301
MINING – 3.63%
Hindalco Industries Ltd.	673,992	3,158,712
Sesa Goa Ltd.	205,758	1,343,288
Sterlite Industries (India) Ltd.	756,930	2,946,138

		7,448,138
OIL & GAS – 13.84%
Bharat Petroleum Corp. Ltd.	71,898	985,733
Cairn (India) Ltd.[a]	228,528	1,797,141
Oil & Natural Gas Corp. Ltd.	717,048	4,680,434
Reliance Industries Ltd.	891,618	20,960,091

		28,423,399
PHARMACEUTICALS – 3.55%
Cipla Ltd.	275,034	1,982,291
Dr. Reddy’s Laboratories Ltd.	68,034	2,498,709

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2011

Security	Shares or Principal[b]	Value
Ranbaxy Laboratories Ltd.[a]	82,800	$826,747
Sun Pharmaceuticals Industries Ltd.	201,066	1,993,652

		7,301,399
REAL ESTATE – 0.60%
DLF Ltd.	203,688	1,225,711

		1,225,711
SOFTWARE – 0.66%
HCL Technologies Ltd.	127,374	1,364,145

		1,364,145
TELECOMMUNICATIONS – 2.94%
Bharti Airtel Ltd.	639,216	5,119,171
Reliance Communications Ltd.	378,534	913,096

		6,032,267

TOTAL COMMON STOCKS
(Cost: $191,295,201)		205,123,590

CORPORATE BONDS & NOTES – 0.02%

PHARMACEUTICALS – 0.02%
Dr. Reddy’s Laboratories Ltd.[c]
9.25%, 03/24/14	1,941,660	43,508

		43,508

TOTAL CORPORATE BONDS & NOTES
(Cost: $43,010)		43,508

SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	324,519	324,519

		324,519

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,519)		324,519

TOTAL INVESTMENTS IN SECURITIES – 100.03%
(Cost: $191,662,730)		205,491,617

Other Assets, Less Liabilities – (0.03)%		(59,372)

NET ASSETS – 100.00%		$205,432,245

[a]	Non-income earning security.
[b]	Principal amounts shown are in local currency.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Statement of Assets and Liabilities

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2011

ASSETS
Investments, at cost:
Unaffiliated issuers	$191,338,211
Affiliated issuers (Note 2)	324,519

Total cost of investments	$191,662,730

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$205,167,098
Affiliated issuers (Note 2)	324,519

Total fair value of investments	205,491,617
Foreign currency, at value[a]	24,416
Receivables:
Dividends and interest	37,511
Capital shares sold	1,496,239

Total Assets	207,049,783

LIABILITIES
Payables:
Investment securities purchased	1,475,929
Investment advisory fees (Note 2)	141,609

Total Liabilities	1,617,538

NET ASSETS	$205,432,245

Net assets consist of:
Paid-in capital	$193,398,769
Distributions in excess of net investment income	(100,667)
Accumulated net realized loss	(1,691,921)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	13,826,064

NET ASSETS	$205,432,245

Shares outstanding[b]	6,900,000

Net asset value per share	$29.77

[a]	Cost of foreign currency: $24,335.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Year ended March 31, 2011

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,147,611
Interest from unaffiliated issuers	88
Interest from affiliated issuers (Note 2)	144

Total investment income	1,147,843

EXPENSES
Investment advisory fees (Note 2)	979,518
Income taxes (Note 1)	19,948

Total expenses	999,466

Net investment income	148,377

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments in unaffiliated issuers	(1,681,235)
Foreign currency transactions	(104,574)

Net realized loss	(1,785,809)

Net change in unrealized appreciation/depreciation on:
Investments	11,178,978
Translation of assets and liabilities in foreign currencies	(3,093)

Net change in unrealized appreciation/depreciation	11,175,885

Net realized and unrealized gain	9,390,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,538,453

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Statements of Changes in Net Assets

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

	Year ended March 31, 2011	Period from November 18, 2009[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$148,377	$(50,619)
Net realized loss	(1,785,809)	(51,776)
Net change in unrealized appreciation/depreciation	11,175,885	2,650,179

Net increase in net assets resulting from operations	9,538,453	2,547,784

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(98,244)	–
Return of capital	(201,368)	–

Total distributions to shareholders	(299,612)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	161,479,950	38,637,983
Cost of shares redeemed	(6,472,313)	–

Net increase in net assets from capital share transactions	155,007,637	38,637,983

INCREASE IN NET ASSETS	164,246,478	41,185,767

NET ASSETS
Beginning of period	41,185,767	–

End of period	$205,432,245	$41,185,767

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(100,667)	$(47,000)

SHARES ISSUED AND REDEEMED
Shares sold	5,600,000	1,550,000
Shares redeemed	(250,000)	–

Net increase in shares outstanding	5,350,000	1,550,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.04	(0.04)
Net realized and unrealized gain[c]	3.28	1.64

Total from investment operations	3.32	1.60

Less distributions from:
Net investment income	(0.04)	–
Return of capital	(0.08)	–

Total distributions	(0.12)	–

Net asset value, end of period	$29.77	$26.57

Total return	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	0.13%	(0.49)%
Portfolio turnover rate[f]	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the year ended March 31, 2011 and the period ended March 31, 2010 would have been 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Consolidated Financial Statements

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the iShares S&P India Nifty 50 Index Fund (the “Fund”).

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund will carry out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn will invest at least 80% of its total assets in securities that comprise the underlying index and depositary receipts representing securities of the underlying index. BlackRock Fund Advisors (“BFA”) will serve as investment adviser to both the Fund and the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India.

The Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements of the Fund are prepared on a consolidated basis in conformity with U.S. GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The financial statements also include estimates and assumptions related to taxation. Actual results could differ from those estimates. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of their operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of March 31, 2011. The breakdown of the Fund’s investments into major categories is disclosed in its Consolidated Schedule of Investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Common Stocks	$205,123,590	$–	$–	$205,123,590
Corporate Bonds and Notes	–	–	43,508	43,508
Short-Term Investments	324,519	–	–	324,519

	$205,448,109	$–	$43,508	$205,491,617

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented net of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in Other foreign taxes. Foreign taxes payable as of March 31, 2011, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The Subsidiary is subject to tax in Mauritius on its net income. See “Income Taxes” section for further information.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of March 31, 2011, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of unrealized appreciation of $12,681,210, and capital and other losses of $647,734, for net distributable earnings of $12,033,476.

For the year ended March 31, 2011, the tax characterization of distributions paid for the Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Consolidated Statements of Changes in Net Assets and the Financial Highlights for the Fund.

INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, the Fund incurred net realized capital and net foreign currency losses of $581,615. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending March 31, 2012.

As of March 31, 2011, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $49,689 expiring in 2019. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

The Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to passive foreign investment companies and realized gains (losses) from foreign currency transactions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, the cost of investments for federal income tax purposes was $192,807,584. Net unrealized appreciation was $12,684,033, of which $17,197,704 represented gross unrealized appreciation on securities and $4,513,671 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return year, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% of the average daily net assets of the Fund (including the assets invested in the Subsidiary).

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Consolidated Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended March 31, 2011, aggregated $169,162,639 and $14,644,465, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

Purchases of Creation Units of the Fund are offered solely for cash in U.S. dollars. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Fund’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P India Nifty 50 Index Fund and its subsidiary (collectively the “Fund”), at March 31, 2011, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

For the fiscal year ended March 31, 2011, the Fund earned foreign source income of $98,244 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $98,244 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011.

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	21

Supplemental Information (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2010 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.32%
Greater than 2.0% and Less than 2.5%	8	2.55
Greater than 1.5% and Less than 2.0%	18	5.73
Greater than 1.0% and Less than 1.5%	43	13.69
Greater than 0.5% and Less than 1.0%	86	27.39
Between 0.5% and - 0.5%	111	35.35
Less than - 0.5% and Greater than - 1.0%	20	6.37
Less than - 1.0% and Greater than - 1.5%	14	4.46
Less than - 1.5% and Greater than - 2.0%	9	2.87
Less than - 2.0%	4	1.27

	314	100.00%

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	23

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	25

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007- 2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-37-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

MARCH 31, 2011

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iShares Russell Top 200 Index Fund  |  IWL  |  NYSE Arca

iShares Russell Top 200 Growth Index Fund  |  IWY  |  NYSE Arca

iShares Russell Top 200 Value Index Fund  |  IWX  |  NYSE Arca

iShares Russell 1000 Index Fund  |  IWB  |  NYSE Arca

iShares Russell 1000 Growth Index Fund  |  IWF  |  NYSE Arca

iShares Russell 1000 Value Index Fund  |  IWD  |  NYSE Arca

iShares Russell 2000 Index Fund  |  IWM  |  NYSE Arca

iShares Russell 2000 Growth Index Fund  |  IWO  |  NYSE Arca

iShares Russell 2000 Value Index Fund  |  IWN  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® RUSSELL TOP 200 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 3/31/11			Inception to 3/31/11			Inception to 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Top 200	13.46%	13.53%	13.64%	15.27%	15.35%	15.49%	24.17%	24.29%	24.52%
Russell Top 200 Growth	14.95%	14.82%	15.14%	17.62%	17.62%	17.88%	28.05%	28.05%	28.46%
Russell Top 200 Value	11.83%	11.91%	12.08%	12.84%	12.89%	13.08%	20.20%	20.28%	20.57%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the periods since inception are calculated from the inception date of each Fund (9/22/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/25/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index that measures the performance of the largest capitalization sector of the U.S. equity market. The Index includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 13.46%, while the total return for the Index was 13.64%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.33%

Financial	14.48

Energy	14.28

Technology	13.92

Communications	12.72

Industrial	10.74

Consumer Cyclical	7.39

Basic Materials	2.87

Utilities	2.01

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.48%

Apple Inc.	3.31

Chevron Corp.	2.25

General Electric Co.	2.25

International Business Machines Corp.	2.18

Microsoft Corp.	2.04

JPMorgan Chase & Co.	1.92

AT&T Inc.	1.89

Procter & Gamble Co. (The)	1.87

Pfizer Inc.	1.71

TOTAL	23.90%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell Top 200 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Growth Index”). The Growth Index is a style factor weighted index that measures the performance of the largest capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 14.95%, while the total return for the Growth Index was 15.14%.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Technology	24.34%

Consumer Non-Cyclical	18.72

Energy	14.16

Consumer Cyclical	12.26

Industrial	12.23

Communications	10.95

Financial	3.71

Basic Materials	3.53

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	8.00%

Apple Inc.	6.44

International Business Machines Corp.	4.24

Google Inc. Class A	2.90

Microsoft Corp.	2.64

Oracle Corp.	2.58

Schlumberger Ltd.	2.26

Coca-Cola Co. (The)	2.12

Philip Morris International Inc.	2.08

Cisco Systems Inc.	1.99

TOTAL	35.25%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell Top 200 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Value Index”). The Value Index is a style factor weighted index that measures the performance of the largest capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 11.83%, while the total return for the Value Index was 12.08%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	25.88%

Consumer Non-Cyclical	24.06

Communications	14.72

Energy	14.49

Industrial	9.19

Utilities	4.20

Technology	2.75

Consumer Cyclical	2.40

Basic Materials	2.16

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Chevron Corp.	4.42%

JPMorgan Chase & Co.	3.97

AT&T Inc.	3.91

Procter & Gamble Co. (The)	3.61

General Electric Co.	3.56

Pfizer Inc.	3.55

Wells Fargo & Co.	3.34

Berkshire Hathaway Inc. Class B	3.13

Johnson & Johnson	3.00

Bank of America Corp.	2.89

TOTAL	35.38%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period large-capitalization stocks lagged small- and mid-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, nine of the ten sectors delivered positive returns for the reporting period. Benefiting from rising energy prices, the energy sector experienced strong gains and was the largest contributor to index returns. The economically sensitive industrials and consumer discretionary sectors gained as economic conditions improved. The information technology sector, the largest sector in the Index at 20% of the Index, enjoyed solid gains. The materials and utilities sectors contributed relatively flat returns.

Within the Growth Index, sector performance was mostly positive. The energy sector was the most significant contributor to index returns. The industrials and consumer discretionary sectors also achieved solid gains. At 35% of the Growth Index, the information technology sector made a meaningful sector contribution to index returns, although its absolute gains were relatively moderate. The utilities sector declined. Because of its small representation in the Growth Index, though, the decline had a negligible impact on index returns.

Within the Value Index, performance was mostly positive. The largest contributor to index returns by far was the energy sector, which experienced solid gains and accounted for 15% of the Value Index. The telecommunications services, health care, and consumer staples sectors also delivered sound returns. The financials sector experienced a modest decline and detracted from index performance.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	16.54%	16.55%	16.69%	2.84%	2.83%	2.93%	3.71%	3.65%	3.83%
Russell 1000 Growth	18.01%	18.03%	18.26%	4.16%	4.16%	4.34%	2.80%	2.73%	2.99%
Russell 1000 Value	14.95%	14.98%	15.15%	1.27%	1.28%	1.38%	4.38%	4.32%	4.53%

	Cumulative Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	16.54%	16.55%	16.69%	15.03%	14.99%	15.54%	44.00%	43.14%	45.64%
Russell 1000 Growth	18.01%	18.03%	18.26%	22.63%	22.58%	23.66%	31.78%	30.96%	34.28%
Russell 1000 Value	14.95%	14.98%	15.15%	6.49%	6.55%	7.07%	53.59%	52.69%	55.81%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 16.54%, while the total return for the Index was 16.69%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	19.97%

Financial	15.50

Energy	12.99

Technology	12.94

Industrial	11.77

Communications	11.08

Consumer Cyclical	8.68

Basic Materials	3.62

Utilities	3.28

Diversified	0.05

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.11%

Apple Inc.	2.30

Chevron Corp.	1.57

General Electric Co.	1.55

International Business Machines Corp.	1.52

Microsoft Corp.	1.41

JPMorgan Chase & Co.	1.33

AT&T Inc.	1.31

Procter & Gamble Co. (The)	1.29

Pfizer Inc.	1.19

TOTAL	16.58%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 18.01%, while the total return for the Growth Index was 18.26%.

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Technology	22.46%

Consumer Non-Cyclical	19.45

Consumer Cyclical	13.58

Industrial	13.43

Energy	12.10

Communications	10.15

Financial	4.46

Basic Materials	4.20

Utilities	0.09

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.69%

Apple Inc.	4.57

International Business Machines Corp.	3.02

Google Inc. Class A	2.06

Microsoft Corp.	1.87

Oracle Corp.	1.83

Schlumberger Ltd.	1.60

Coca-Cola Co. (The)	1.50

Philip Morris International Inc.	1.48

Cisco Systems Inc.	1.41

TOTAL	25.03%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 14.95%, while the total return for the Value Index was 15.15%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	26.69%

Consumer Non-Cyclical	20.48

Energy	13.88

Communications	12.03

Industrial	10.09

Utilities	6.53

Consumer Cyclical	3.71

Technology	3.31

Basic Materials	3.02

Diversified	0.11

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Chevron Corp.	2.99%

JPMorgan Chase & Co.	2.68

AT&T Inc.	2.64

Procter & Gamble Co. (The)	2.44

General Electric Co.	2.40

Pfizer Inc.	2.40

Wells Fargo & Co.	2.26

Berkshire Hathaway Inc. Class B	2.12

Johnson & Johnson	2.03

Bank of America Corp.	1.96

TOTAL	23.92%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period large-capitalization stocks lagged small- and mid-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered positive returns for the reporting period. As energy prices climbed, the energy sector delivered the strongest sector gains and made the largest contribution to index returns. The information technology sector, the largest sector in the Index at 18% of the Index, experienced solid gains and contributed significantly to index returns. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well for the period. The materials sector also posted solid gains, although it represented only 4% of the Index. The financials and health care sectors contributed relatively modest returns.

Within the Growth Index, sector performance was positive. The energy sector experienced the largest absolute gain of all sectors, and made the largest contribution to index performance. At 31% of the Growth Index, the information technology sector also made a significant contribution to index returns. The industrials and consumer discretionary sectors added meaningfully to index performance. Although the materials sector only represented about 5% of the Growth Index, it logged solid returns and added to index gains.

Within the Value Index, the energy sector was again the largest contributor to index returns by far. The telecommunications services sector also contributed meaningfully to gains, as did the consumer discretionary, industrials, and health care sectors. Although the materials sector experienced sound gains for the reporting period, at 4% of the Value Index its contribution to performance was the most modest of the sectors.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	25.68%	25.65%	25.79%	3.36%	3.34%	3.35%	7.77%	7.79%	7.87%
Russell 2000 Growth	31.01%	31.04%	31.04%	4.29%	4.31%	4.34%	6.29%	6.28%	6.44%
Russell 2000 Value	20.42%	20.42%	20.63%	2.14%	2.15%	2.23%	8.81%	8.82%	9.01%

	Cumulative Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	25.68%	25.65%	25.79%	17.95%	17.88%	17.90%	111.25%	111.67%	113.32%
Russell 2000 Growth	31.01%	31.04%	31.04%	23.40%	23.48%	23.64%	84.10%	83.79%	86.68%
Russell 2000 Value	20.42%	20.42%	20.63%	11.15%	11.22%	11.64%	132.71%	132.75%	136.90%
GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 25.68%, while the total return for the Index was 25.79%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	19.44%

Consumer Non-Cyclical	19.20

Industrial	14.35

Consumer Cyclical	13.43

Technology	10.48

Communications	8.14

Energy	6.48

Basic Materials	5.26

Utilities	3.05

Diversified	0.07

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Riverbed Technology Inc.	0.39%

VeriFone Systems Inc.	0.37

TIBCO Software Inc.	0.35

Brigham Exploration Co.	0.34

Rackspace Hosting Inc.	0.33

Nordson Corp.	0.31

American Capital Agency Corp.	0.28

Sotheby’s	0.28

American Capital Ltd.	0.26

Deckers Outdoor Corp.	0.26

TOTAL	3.17%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 31.01%, while the total return for the Growth Index was 31.04%.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.17%

Technology	15.92

Consumer Cyclical	15.89

Industrial	15.40

Communications	11.93

Energy	5.76

Basic Materials	4.53

Financial	4.13

Utilities	0.12

Diversified	0.09

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Riverbed Technology Inc.	0.77%

VeriFone Systems Inc.	0.72

TIBCO Software Inc.	0.69

Brigham Exploration Co.	0.66

Rackspace Hosting Inc.	0.63

Nordson Corp.	0.60

Sotheby’s	0.54

Deckers Outdoor Corp.	0.51

Acme Packet Inc.	0.51

Solutia Inc.	0.47

TOTAL	6.10%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 20.42%, while the total return for the Value Index was 20.63%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	35.67%

Industrial	13.23

Consumer Non-Cyclical	11.79

Consumer Cyclical	10.82

Energy	7.23

Utilities	6.15

Basic Materials	6.03

Technology	4.71

Communications	4.15

Diversified	0.04

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
American Capital Agency Corp.	0.58%

American Capital Ltd.	0.54

AMERIGROUP Corp.	0.47

Coeur d’Alene Mines Corp.	0.46

MFA Financial Inc.	0.46

Berry Petroleum Co. Class A	0.42

Hecla Mining Co.	0.41

Highwoods Properties Inc.	0.40

BioMed Realty Trust Inc.	0.40

Complete Production Services Inc.	0.40

TOTAL	4.54%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period small-capitalization stocks outperformed large- and mid-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, all of the ten sectors delivered double-digit gains for the reporting period. The information technology sector was the most significant contributor to index returns by far. The industrials sector contributed meaningfully to performance, as did the energy sector, which experienced the strongest sector gains in the Index amid rising energy prices. The largest sector at 21% of the Index, the financials sector contributed meaningfully, although its absolute returns were the most modest sector returns in the Index. The economically sensitive materials and consumer discretionary sectors performed well. The telecommunications services and utilities sectors, the smallest sectors in the Index, contributed relatively flat returns.

Within the Growth Index, all ten sectors achieved healthy returns. The largest sector in the Growth Index at 27% of the index, the information technology sector made the largest contribution to index returns by far. The industrials and consumer discretionary sectors added meaningfully to index performance, as did the energy sector. The telecommunications services and utilities sectors, the smallest sectors of the Growth Index, contributed relatively slight returns.

Within the Value Index, all ten sectors posted double-digit gains. The Value Index’s two largest sectors, financials and industrials, which accounted for 37% and 15% of the Value Index, respectively, were the most significant contributors to performance. The energy sector also added meaningfully to index returns, as did the materials and information technology sectors. The consumer discretionary and telecommunications services sectors registered the smallest sector return.

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
Russell Top 200
Actual	$1,000.00	$1,164.80	0.15%	$0.81
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.15	0.76
Russell Top 200 Growth
Actual	1,000.00	1,167.50	0.20	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell Top 200 Value
Actual	1,000.00	1,161.40	0.20	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 1000
Actual	1,000.00	1,180.10	0.15	0.82
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.15	0.76

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
Russell 1000 Growth
Actual	$1,000.00	$1,184.10	0.20%	$1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,175.30	0.20	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 2000
Actual	1,000.00	1,254.10	0.20	1.12
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	1,278.70	0.25	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 2000 Value
Actual	1,000.00	1,228.20	0.25	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.74%

ADVERTISING – 0.15%
Omnicom Group Inc.	471	$23,107

		23,107

AEROSPACE & DEFENSE – 2.31%
Boeing Co. (The)	1,188	87,829
General Dynamics Corp.	555	42,490
Lockheed Martin Corp.	458	36,823
Northrop Grumman Corp.	480	30,101
Raytheon Co.	570	28,996
United Technologies Corp.	1,469	124,351

		350,590

AGRICULTURE – 2.61%
Altria Group Inc.	3,245	84,468
Archer-Daniels-Midland Co.	1,027	36,982
Monsanto Co.	869	62,794
Philip Morris International Inc.	2,921	191,705
Reynolds American Inc.	536	19,044

		394,993

APPAREL – 0.29%
Nike Inc. Class B	587	44,436

		44,436

AUTO MANUFACTURERS – 0.78%
Ford Motor Co.[a]	5,874	87,581
PACCAR Inc.	587	30,730

		118,311

AUTO PARTS & EQUIPMENT – 0.30%
Johnson Controls Inc.	1,082	44,979

		44,979

BANKS – 4.86%
Bank of America Corp.	16,012	213,440
Bank of New York Mellon Corp. (The)	1,944	58,067
BB&T Corp.	1,118	30,689
Northern Trust Corp.	387	19,640
PNC Financial Services Group Inc. (The)[b]	839	52,849
State Street Corp.	804	36,132
U.S. Bancorp	3,064	80,982
Wells Fargo & Co.	7,709	244,375

		736,174

Security	Shares	Value
BEVERAGES – 2.55%
Coca-Cola Co. (The)	3,330	$220,946
PepsiCo Inc.	2,576	165,920

		386,866

BIOTECHNOLOGY – 1.22%
Amgen Inc.[a]	1,513	80,870
Biogen Idec Inc.[a]	388	28,475
Celgene Corp.[a]	737	42,400
Genzyme Corp.[a]	427	32,516

		184,261

CHEMICALS – 1.64%
Air Products and Chemicals Inc.	338	30,481
Dow Chemical Co. (The)	1,850	69,837
E.I. du Pont de Nemours and Co.	1,433	78,772
Mosaic Co. (The)	244	19,215
Praxair Inc.	488	49,581

		247,886

COMMERCIAL SERVICES – 0.83%
MasterCard Inc. Class A	155	39,017
McKesson Corp.	404	31,936
Visa Inc. Class A	747	54,994

		125,947

COMPUTERS – 7.89%
Accenture PLC Class A	983	54,036
Apple Inc.[a]	1,442	502,465
Cognizant Technology Solutions Corp. Class Aa	478	38,909
Dell Inc.[a]	2,734	39,670
EMC Corp.[a]	3,288	87,296
Hewlett-Packard Co.	3,498	143,313
International Business Machines Corp.	2,028	330,706

		1,196,395

COSMETICS & PERSONAL CARE – 2.29%
Colgate-Palmolive Co.	787	63,558
Procter & Gamble Co. (The)	4,595	283,052

		346,610

DIVERSIFIED FINANCIAL SERVICES – 5.74%
American Express Co.	1,678	75,846
BlackRock Inc.[b]	149	29,951
Capital One Financial Corp.	729	37,879
Charles Schwab Corp. (The)	1,597	28,794

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2011

Security	Shares	Value
Citigroup Inc.[a]	33,794	$149,369
CME Group Inc.	106	31,964
Franklin Resources Inc.	229	28,643
Goldman Sachs Group Inc. (The)	820	129,945
JPMorgan Chase & Co.	6,318	291,260
Morgan Stanley	2,422	66,169

		869,820

ELECTRIC – 2.01%
American Electric Power Co. Inc.	771	27,093
Dominion Resources Inc.	919	41,079
Duke Energy Corp.	2,116	38,405
Entergy Corp.	289	19,424
Exelon Corp.	1,063	43,838
NextEra Energy Inc.	623	34,340
PG&E Corp.	603	26,641
Public Service Enterprise Group Inc.	808	25,460
Southern Co.	1,263	48,133

		304,413

ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
Emerson Electric Co.	1,208	70,583

		70,583

ELECTRONICS – 0.24%
Thermo Fisher Scientific Inc.[a]	657	36,496

		36,496

ENVIRONMENTAL CONTROL – 0.18%
Waste Management Inc.	742	27,706

		27,706

FOOD – 1.28%
General Mills Inc.	1,059	38,706
Kellogg Co.	412	22,240
Kraft Foods Inc. Class A	2,563	80,376
Kroger Co. (The)	1,029	24,665
Sysco Corp.	993	27,506

		193,493

HEALTH CARE – PRODUCTS – 3.58%
Alcon Inc.	101	16,716
Baxter International Inc.	953	51,243
Becton, Dickinson and Co.	351	27,947
Covidien PLC	799	41,500
Johnson & Johnson	4,367	258,745
Medtronic Inc.	1,765	69,453

Security	Shares	Value
St. Jude Medical Inc.	533	$27,322
Stryker Corp.	503	30,582
Zimmer Holdings Inc.[a]	327	19,793

		543,301

HEALTH CARE – SERVICES – 0.98%
Aetna Inc.	638	23,880
UnitedHealth Group Inc.	1,819	82,219
WellPoint Inc.	602	42,014

		148,113

HOUSEHOLD PRODUCTS & WARES – 0.28%
Kimberly-Clark Corp.	660	43,078

		43,078

INSURANCE – 3.40%
ACE Ltd.	523	33,838
Aflac Inc.	749	39,532
Allstate Corp. (The)	859	27,299
Berkshire Hathaway Inc. Class Ba	2,737	228,896
Chubb Corp. (The)	486	29,797
Loews Corp.	510	21,976
MetLife Inc.	1,037	46,385
Prudential Financial Inc.	740	45,569
Travelers Companies Inc. (The)	696	41,398

		514,690

INTERNET – 2.91%
Amazon.com Inc.[a]	549	98,891
eBay Inc.[a]	1,844	57,238
Google Inc. Class Aa	385	225,691
Symantec Corp.[a]	1,298	24,065
Yahoo! Inc.[a]	2,078	34,599

		440,484

IRON & STEEL – 0.16%
Nucor Corp.	510	23,470

		23,470

LEISURE TIME – 0.18%
Carnival Corp.	698	26,775

		26,775

LODGING – 0.15%
Las Vegas Sands Corp.[a]	551	23,263

		23,263

MACHINERY – 1.15%
Caterpillar Inc.	994	110,682

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2011

Security	Shares	Value
Deere & Co.	661	$64,044

		174,726

MANUFACTURING – 4.20%
3M Co.	1,141	106,683
Danaher Corp.	854	44,323
General Electric Co.	16,981	340,469
Honeywell International Inc.	1,205	71,950
Illinois Tool Works Inc.	707	37,980
Tyco International Ltd.	767	34,339

		635,744

MEDIA – 3.57%
Comcast Corp. Class A	4,451	110,029
DIRECTV Class Aa	1,224	57,283
News Corp. Class A NVS	3,668	64,410
Thomson Reuters Corp.	597	23,426
Time Warner Cable Inc.	567	40,450
Time Warner Inc.	1,827	65,224
Viacom Inc. Class B NVS	968	45,031
Walt Disney Co. (The)	3,129	134,829

		540,682

METAL FABRICATE & HARDWARE – 0.21%
Precision Castparts Corp.	220	32,380

		32,380

MINING – 1.08%
Alcoa Inc.	1,705	30,093
Freeport-McMoRan Copper & Gold Inc.	1,496	83,103
Newmont Mining Corp.	737	40,226
Southern Copper Corp.	245	9,866

		163,288

OIL & GAS – 11.62%
Anadarko Petroleum Corp.	788	64,553
Apache Corp.	608	79,599
Chesapeake Energy Corp.	1,045	35,028
Chevron Corp.	3,173	340,875
ConocoPhillips	2,350	187,671
Devon Energy Corp.	706	64,790
EOG Resources Inc.	424	50,248
Exxon Mobil Corp.	8,067	678,677
Hess Corp.	476	40,560
Marathon Oil Corp.	1,134	60,454
Occidental Petroleum Corp.	1,285	134,270

Security	Shares	Value
Southwestern Energy Co.[a]	564	$24,235

		1,760,960

OIL & GAS SERVICES – 2.47%
Baker Hughes Inc.	687	50,447
Halliburton Co.	1,435	71,520
National Oilwell Varco Inc.	656	52,001
Schlumberger Ltd.	2,154	200,882

		374,850

PHARMACEUTICALS – 5.71%
Abbott Laboratories	2,441	119,731
Allergan Inc.	474	33,664
Bristol-Myers Squibb Co.	2,703	71,440
Cardinal Health Inc.	586	24,102
Eli Lilly and Co.	1,604	56,413
Express Scripts Inc.[a]	861	47,880
Gilead Sciences Inc.[a]	1,260	53,474
Medco Health Solutions Inc.[a]	651	36,560
Merck & Co. Inc.	4,946	163,268
Pfizer Inc.	12,777	259,501

		866,033

PIPELINES – 0.19%
Williams Companies Inc. (The)	941	29,340

		29,340

REAL ESTATE INVESTMENT TRUSTS – 0.48%
Public Storage	221	24,511
Simon Property Group Inc.	455	48,758

		73,269

RETAIL – 5.69%
Costco Wholesale Corp.	701	51,397
CVS Caremark Corp.	2,222	76,259
Gap Inc. (The)	746	16,904
Home Depot Inc. (The)	2,760	102,286
Kohl’s Corp.	479	25,406
Lowe’s Companies Inc.	2,398	63,379
McDonald’s Corp.	1,718	130,723
Starbucks Corp.	1,216	44,931
Target Corp.	1,118	55,911
TJX Companies Inc. (The)	680	33,816
Wal-Mart Stores Inc.	3,094	161,043
Walgreen Co.	1,532	61,495

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2011

Security	Shares	Value
Yum! Brands Inc.	747	$38,381

		861,931

SEMICONDUCTORS – 2.07%
Applied Materials Inc.	2,164	33,802
Broadcom Corp. Class A	863	33,985
Intel Corp.	8,883	179,170
Texas Instruments Inc.	1,948	67,323

		314,280

SHIPBUILDING – 0.02%
Huntington Ingalls Industries Inc.[a]	80	3,320

		3,320

SOFTWARE – 3.95%
Activision Blizzard Inc.	920	10,092
Adobe Systems Inc.[a]	839	27,821
Automatic Data Processing Inc.	806	41,356
Microsoft Corp.	12,171	308,657
Oracle Corp.	6,023	200,987
VMware Inc. Class Aa	118	9,622

		598,535

TELECOMMUNICATIONS – 6.10%
American Tower Corp. Class Aa	650	33,683
AT&T Inc.	9,355	286,263
Cisco Systems Inc.	9,124	156,477
Corning Inc.	2,486	51,286
Juniper Networks Inc.[a]	839	35,305
Motorola Solutions Inc.[a]	553	24,713
QUALCOMM Inc.	2,602	142,668
Sprint Nextel Corp.[a]	4,772	22,142
Verizon Communications Inc.	4,454	171,657

		924,194

TRANSPORTATION – 1.95%
CSX Corp.	584	45,902
FedEx Corp.	499	46,682
Norfolk Southern Corp.	590	40,869
Union Pacific Corp.	796	78,271
United Parcel Service Inc. Class B	1,134	84,279

		296,003

TOTAL COMMON STOCKS
(Cost: $15,389,185)		15,115,775

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[b,c]	14,326	$14,326

		14,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,326)		14,326

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $15,403,511)		15,130,101

Other Assets, Less Liabilities – 0.17%		25,408

NET ASSETS – 100.00%		$15,155,509

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.23%
Omnicom Group Inc.	17,219	$844,764

		844,764

AEROSPACE & DEFENSE – 2.76%
Boeing Co. (The)	46,328	3,425,029
Lockheed Martin Corp.	17,067	1,372,187
United Technologies Corp.	64,194	5,434,022

		10,231,238

AGRICULTURE – 3.52%
Altria Group Inc.	91,355	2,377,971
Monsanto Co.	40,986	2,961,648
Philip Morris International Inc.	117,325	7,700,040

		13,039,659

APPAREL – 0.55%
Nike Inc. Class B	27,085	2,050,334

		2,050,334

AUTO MANUFACTURERS – 1.50%
Ford Motor Co.[a]	276,177	4,117,799
PACCAR Inc.	27,410	1,434,914

		5,552,713

AUTO PARTS & EQUIPMENT – 0.53%
Johnson Controls Inc.	47,640	1,980,395

		1,980,395

BANKS – 0.10%
Northern Trust Corp.	7,286	369,765

		369,765

BEVERAGES – 3.33%
Coca-Cola Co. (The)	118,232	7,844,693
PepsiCo Inc.	69,802	4,495,947

		12,340,640

BIOTECHNOLOGY – 0.86%
Celgene Corp.[a]	34,873	2,006,244
Genzyme Corp.[a]	15,336	1,167,836

		3,174,080

CHEMICALS – 1.62%
Air Products and Chemicals Inc.	15,992	1,442,158
E.I. du Pont de Nemours and Co.	23,496	1,291,575
Mosaic Co. (The)	11,953	941,299

Security	Shares	Value
Praxair Inc.	23,046	$2,341,474

		6,016,506

COMMERCIAL SERVICES – 1.37%
MasterCard Inc. Class A	7,308	1,839,570
McKesson Corp.	8,233	650,819
Visa Inc. Class A	35,117	2,585,313

		5,075,702

COMPUTERS – 15.29%
Accenture PLC Class A	45,990	2,528,070
Apple Inc.[a]	68,471	23,858,720
Cognizant Technology Solutions Corp. Class Aa	22,573	1,837,442
Dell Inc.[a]	128,069	1,858,281
EMC Corp.[a]	154,809	4,110,179
Hewlett-Packard Co.	164,812	6,752,348
International Business Machines Corp.	96,493	15,735,114

		56,680,154

COSMETICS & PERSONAL CARE – 0.89%
Colgate-Palmolive Co.	30,917	2,496,857
Procter & Gamble Co. (The)	12,989	800,122

		3,296,979

DIVERSIFIED FINANCIAL SERVICES – 2.10%
American Express Co.	79,007	3,571,117
BlackRock Inc.[b]	2,387	479,811
Charles Schwab Corp. (The)	74,331	1,340,188
Franklin Resources Inc.	11,189	1,399,520
Morgan Stanley	36,020	984,066

		7,774,702

ELECTRICAL COMPONENTS & EQUIPMENT – 0.89%
Emerson Electric Co.	56,760	3,316,487

		3,316,487

FOOD – 0.89%
General Mills Inc.	29,723	1,086,375
Kellogg Co.	17,262	931,803
Kroger Co. (The)	2,797	67,044
Sysco Corp.	44,431	1,230,739

		3,315,961

HEALTH CARE – PRODUCTS – 3.56%
Alcon Inc.	5,204	861,314
Baxter International Inc.	37,389	2,010,406
Becton, Dickinson and Co.	16,621	1,323,364

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value
Covidien PLC	37,727	$1,959,540
Johnson & Johnson	31,141	1,845,104
Medtronic Inc.	63,719	2,507,343
St. Jude Medical Inc.	24,818	1,272,171
Stryker Corp.	23,627	1,436,522

		13,215,764

HOUSEHOLD PRODUCTS & WARES – 0.43%
Kimberly-Clark Corp.	24,730	1,614,127

		1,614,127

INSURANCE – 0.79%
ACE Ltd.	3,834	248,060
Aflac Inc.	33,402	1,762,957
MetLife Inc.	15,281	683,519
Travelers Companies Inc. (The)	3,787	225,251

		2,919,787

INTERNET – 4.67%
Amazon.com Inc.[a]	26,340	4,744,624
eBay Inc.[a]	32,839	1,019,323
Google Inc. Class Aa	18,333	10,746,988
Symantec Corp.[a]	5,662	104,973
Yahoo! Inc.[a]	41,431	689,826

		17,305,734

IRON & STEEL – 0.13%
Nucor Corp.	10,159	467,517

		467,517

LEISURE TIME – 0.13%
Carnival Corp.	12,288	471,368

		471,368

LODGING – 0.30%
Las Vegas Sands Corp.[a]	26,174	1,105,066

		1,105,066

MACHINERY – 2.21%
Caterpillar Inc.	47,286	5,265,296
Deere & Co.	30,132	2,919,490

		8,184,786

MANUFACTURING – 4.35%
3M Co.	53,683	5,019,360
Danaher Corp.	37,031	1,921,909
General Electric Co.	186,591	3,741,150
Honeywell International Inc.	57,732	3,447,178
Illinois Tool Works Inc.	33,227	1,784,954

Security	Shares	Value
Tyco International Ltd.	5,202	$232,894

		16,147,445

MEDIA – 1.28%
DIRECTV Class Aa	58,110	2,719,548
News Corp. Class A NVS	35,892	630,263
Thomson Reuters Corp.	9,161	359,478
Time Warner Inc.	17,682	631,247
Viacom Inc. Class B NVS	8,982	417,843

		4,758,379

METAL FABRICATE & HARDWARE – 0.42%
Precision Castparts Corp.	10,702	1,575,120

		1,575,120

MINING – 1.78%
Alcoa Inc.	11,126	196,374
Freeport-McMoRan Copper & Gold Inc.	70,798	3,932,829
Newmont Mining Corp.	35,804	1,954,182
Southern Copper Corp.	12,726	512,476

		6,595,861

OIL & GAS – 10.66%
Chevron Corp.	8,013	860,837
ConocoPhillips	42,949	3,429,907
EOG Resources Inc.	20,148	2,387,739
Exxon Mobil Corp.	352,444	29,651,114
Marathon Oil Corp.	14,216	757,855
Occidental Petroleum Corp.	12,451	1,301,005
Southwestern Energy Co.[a]	26,001	1,117,263

		39,505,720

OIL & GAS SERVICES – 3.35%
Baker Hughes Inc.	8,780	644,715
Halliburton Co.	68,467	3,412,395
Schlumberger Ltd.	89,725	8,367,754

		12,424,864

PHARMACEUTICALS – 3.86%
Abbott Laboratories	104,807	5,140,783
Allergan Inc.	22,872	1,624,369
Cardinal Health Inc.	9,405	386,828
Eli Lilly and Co.	17,641	620,434
Express Scripts Inc.[a]	41,240	2,293,356
Gilead Sciences Inc.[a]	59,817	2,538,634
Medco Health Solutions Inc.[a]	30,419	1,708,331

		14,312,735

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value
PIPELINES – 0.15%
Williams Companies Inc. (The)	18,140	$565,605

		565,605

REAL ESTATE INVESTMENT TRUSTS – 0.73%
Public Storage	9,530	1,056,972
Simon Property Group Inc.	15,245	1,633,654

		2,690,626

RETAIL – 9.25%
Best Buy Co. Inc.	24,303	697,982
Costco Wholesale Corp.	33,129	2,429,018
CVS Caremark Corp.	11,367	390,115
Gap Inc. (The)	28,301	641,301
Home Depot Inc. (The)	127,488	4,724,705
Kohl’s Corp.	16,165	857,392
Lowe’s Companies Inc.	82,831	2,189,223
McDonald’s Corp.	80,956	6,159,942
Staples Inc.	54,704	1,062,352
Starbucks Corp.	56,150	2,074,743
Target Corp.	52,129	2,606,971
TJX Companies Inc. (The)	30,669	1,525,169
Wal-Mart Stores Inc.	88,093	4,585,241
Walgreen Co.	63,436	2,546,321
Yum! Brands Inc.	35,149	1,805,956

		34,296,431

SEMICONDUCTORS – 2.80%
Applied Materials Inc.	100,972	1,577,183
Broadcom Corp. Class A	40,436	1,592,370
Intel Corp.	286,417	5,777,031
Texas Instruments Inc.	41,540	1,435,622

		10,382,206

SOFTWARE – 6.25%
Activision Blizzard Inc.	10,618	116,479
Adobe Systems Inc.[a]	39,737	1,317,679
Automatic Data Processing Inc.	37,755	1,937,209
Microsoft Corp.	385,572	9,778,106
Oracle Corp.	286,642	9,565,244
VMware Inc. Class Aa	5,566	453,852

		23,168,569

TELECOMMUNICATIONS – 4.77%
American Tower Corp. Class Aa	30,375	1,574,033
Cisco Systems Inc.	429,721	7,369,715

Security	Shares	Value
Corning Inc.	14,651	$302,250
Juniper Networks Inc.[a]	39,592	1,666,031
QUALCOMM Inc.	123,425	6,767,393

		17,679,422

TRANSPORTATION – 1.59%
FedEx Corp.	15,267	1,428,228
Union Pacific Corp.	4,737	465,789
United Parcel Service Inc. Class B	53,777	3,996,707

		5,890,724

TOTAL COMMON STOCKS
(Cost: $332,915,572)		370,337,935

SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[b,c]	180,123	180,123

		180,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,123)		180,123

TOTAL INVESTMENTS IN SECURITIES – 99.94%
(Cost: $333,095,695)		370,518,058

Other Assets, Less Liabilities – 0.06%		207,895

NET ASSETS – 100.00%		$370,725,953

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.06%
Omnicom Group Inc.	2,719	$133,394

		133,394

AEROSPACE & DEFENSE – 1.86%
Boeing Co. (The)	7,145	528,230
General Dynamics Corp.	17,002	1,301,673
Lockheed Martin Corp.	3,067	246,587
Northrop Grumman Corp.	14,888	933,626
Raytheon Co.	17,750	902,942
United Technologies Corp.	3,987	337,500

		4,250,558

AGRICULTURE – 1.67%
Altria Group Inc.	42,928	1,117,416
Archer-Daniels-Midland Co.	31,851	1,146,954
Philip Morris International Inc.	14,468	949,535
Reynolds American Inc.	16,609	590,118

		3,804,023

AUTO PARTS & EQUIPMENT – 0.03%
Johnson Controls Inc.	1,895	78,775

		78,775

BANKS – 9.89%
Bank of America Corp.	495,350	6,603,015
Bank of New York Mellon Corp. (The)	60,056	1,793,873
BB&T Corp.	34,230	939,613
Northern Trust Corp.	7,188	364,791
PNC Financial Services Group Inc. (The)[a]	25,908	1,631,945
State Street Corp.	24,790	1,114,063
U.S. Bancorp	94,474	2,496,948
Wells Fargo & Co.	240,260	7,616,242

		22,560,490

BEVERAGES – 1.72%
Coca-Cola Co. (The)	26,348	1,748,190
PepsiCo Inc.	33,778	2,175,641

		3,923,831

BIOTECHNOLOGY – 1.60%
Amgen Inc.[b]	47,213	2,523,535
Biogen Idec Inc.[b]	11,965	878,111
Genzyme Corp.[b]	3,152	240,025

		3,641,671

Security	Shares	Value
CHEMICALS – 1.65%
Dow Chemical Co. (The)	56,915	$2,148,541
E.I. du Pont de Nemours and Co.	29,240	1,607,323

		3,755,864

COMMERCIAL SERVICES – 0.25%
McKesson Corp.	7,101	561,334

		561,334

COSMETICS & PERSONAL CARE – 3.75%
Colgate-Palmolive Co.	3,974	320,940
Procter & Gamble Co. (The)	133,657	8,233,271

		8,554,211

DIVERSIFIED FINANCIAL SERVICES – 9.58%
BlackRock Inc.[a]	3,050	613,081
Capital One Financial Corp.	22,608	1,174,712
Citigroup Inc.[b]	1,045,043	4,619,090
CME Group Inc.	3,248	979,434
Goldman Sachs Group Inc. (The)	25,438	4,031,160
JPMorgan Chase & Co.	196,438	9,055,792
Morgan Stanley	50,776	1,387,200

		21,860,469

ELECTRIC – 4.19%
American Electric Power Co. Inc.	23,690	832,467
Dominion Resources Inc.	29,339	1,311,453
Duke Energy Corp.	64,593	1,172,363
Entergy Corp.	8,825	593,128
Exelon Corp.	32,527	1,341,414
NextEra Energy Inc.	20,487	1,129,243
PG&E Corp.	19,388	856,562
Public Service Enterprise Group Inc.	25,029	788,664
Southern Co.	40,611	1,547,685

		9,572,979

ELECTRONICS – 0.49%
Thermo Fisher Scientific Inc.[b]	20,280	1,126,554

		1,126,554

ENVIRONMENTAL CONTROL – 0.39%
Waste Management Inc.	23,878	891,605

		891,605

FOOD – 1.65%
General Mills Inc.	13,291	485,786
Kellogg Co.	1,362	73,521

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value
Kraft Foods Inc. Class A	79,052	$2,479,071
Kroger Co. (The)	30,079	720,993

		3,759,371

HEALTH CARE – PRODUCTS – 3.59%
Baxter International Inc.	4,943	265,785
Johnson & Johnson	115,747	6,858,010
Medtronic Inc.	12,575	494,826
Zimmer Holdings Inc.[b]	9,481	573,885

		8,192,506

HEALTH CARE – SERVICES – 2.00%
Aetna Inc.	19,771	740,028
UnitedHealth Group Inc.	56,019	2,532,059
WellPoint Inc.	18,496	1,290,836

		4,562,923

HOUSEHOLD PRODUCTS & WARES – 0.12%
Kimberly-Clark Corp.	4,279	279,290

		279,290

INSURANCE – 6.17%
ACE Ltd.	14,204	918,999
Aflac Inc.	1,275	67,294
Allstate Corp. (The)	26,687	848,113
Berkshire Hathaway Inc. Class Bb	85,390	7,141,166
Chubb Corp. (The)	14,997	919,466
Loews Corp.	15,554	670,222
MetLife Inc.	21,990	983,613
Prudential Financial Inc.	22,860	1,407,719
Travelers Companies Inc. (The)	18,905	1,124,469

		14,081,061

INTERNET – 1.04%
eBay Inc.[b]	35,236	1,093,726
Symantec Corp.[b]	35,798	663,695
Yahoo! Inc.[b]	37,225	619,796

		2,377,217

IRON & STEEL – 0.18%
Nucor Corp.	8,893	409,256

		409,256

LEISURE TIME – 0.23%
Carnival Corp.	13,538	519,318

		519,318

Security	Shares	Value
MACHINERY – 0.05%
Deere & Co.	1,188	$115,105

		115,105

MANUFACTURING – 4.00%
Danaher Corp.	1,962	101,828
General Electric Co.	404,833	8,116,901
Tyco International Ltd.	20,083	899,116

		9,117,845

MEDIA – 5.97%
Comcast Corp. Class A	139,063	3,437,637
News Corp. Class A NVS	89,059	1,563,876
Thomson Reuters Corp.	12,490	490,108
Time Warner Cable Inc.	17,462	1,245,739
Time Warner Inc.	44,578	1,591,435
Viacom Inc. Class B NVS	24,158	1,123,830
Walt Disney Co. (The)	96,771	4,169,862

		13,622,487

MINING – 0.33%
Alcoa Inc.	43,140	761,421

		761,421

OIL & GAS – 12.70%
Anadarko Petroleum Corp.	24,489	2,006,139
Apache Corp.	18,818	2,463,652
Chesapeake Energy Corp.	32,173	1,078,439
Chevron Corp.	93,916	10,089,396
ConocoPhillips	45,386	3,624,526
Devon Energy Corp.	22,123	2,030,228
Exxon Mobil Corp.	20,331	1,710,447
Hess Corp.	14,743	1,256,251
Marathon Oil Corp.	25,622	1,365,909
Occidental Petroleum Corp.	32,002	3,343,889

		28,968,876

OIL & GAS SERVICES – 1.56%
Baker Hughes Inc.	15,387	1,129,868
National Oilwell Varco Inc.	20,642	1,636,291
Schlumberger Ltd.	8,565	798,772

		3,564,931

PHARMACEUTICALS – 7.72%
Abbott Laboratories	7,484	367,090
Bristol-Myers Squibb Co.	84,751	2,239,969
Cardinal Health Inc.	11,743	482,990

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value
Eli Lilly and Co.	38,572	$1,356,577
Merck & Co. Inc.	154,011	5,083,903
Pfizer Inc.	398,245	8,088,356

		17,618,885

PIPELINES – 0.23%
Williams Companies Inc. (The)	17,028	530,933

		530,933

REAL ESTATE INVESTMENT TRUSTS – 0.24%
Public Storage	642	71,204
Simon Property Group Inc.	4,466	478,577

		549,781

RETAIL – 2.14%
CVS Caremark Corp.	59,622	2,046,227
Gap Inc. (The)	2,292	51,937
Kohl’s Corp.	3,726	197,627
Lowe’s Companies Inc.	17,011	449,601
Wal-Mart Stores Inc.	37,814	1,968,218
Walgreen Co.	4,078	163,691

		4,877,301

SEMICONDUCTORS – 1.27%
Intel Corp.	87,046	1,755,718
Texas Instruments Inc.	33,034	1,141,655

		2,897,373

SHIPBUILDING – 0.04%
Huntington Ingalls Industries Inc.[b]	2,481	102,961

		102,961

SOFTWARE – 1.48%
Activision Blizzard Inc.	18,747	205,654
Microsoft Corp.	125,352	3,178,927

		3,384,581

TELECOMMUNICATIONS – 7.65%
AT&T Inc.	291,742	8,927,305
Corning Inc.	67,259	1,387,553
Motorola Mobility Holdings Inc.[b]	14,292	348,725
Motorola Solutions Inc.[b]	16,505	737,609
Sprint Nextel Corp.[b]	145,385	674,586
Verizon Communications Inc.	139,600	5,380,184

		17,455,962

TRANSPORTATION – 2.35%
CSX Corp.	18,190	1,429,734
FedEx Corp.	5,486	513,215

Security	Shares	Value
Norfolk Southern Corp.	18,321	$1,269,096
Union Pacific Corp.	21,826	2,146,151

		5,358,196

TOTAL COMMON STOCKS
(Cost: $205,873,027)		227,823,338

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[a,c]	174,734	174,734

		174,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,734)		174,734

TOTAL INVESTMENTS IN SECURITIES – 99.92%
(Cost: $206,047,761)		227,998,072

Other Assets, Less Liabilities – 0.08%		177,186

NET ASSETS – 100.00%		$228,175,258

NVS – Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$11,792,989	0.17%

		11,792,989	0.17

AEROSPACE & DEFENSE
Boeing Co. (The)	390,468	28,867,299	0.41
United Technologies Corp.	480,013	40,633,100	0.57
Other securities[a]		66,487,393	0.94

		135,987,792	1.92

AGRICULTURE
Altria Group Inc.	1,071,321	27,886,486	0.39
Philip Morris International Inc.	952,699	62,525,635	0.88
Other securities[a]		51,164,862	0.73

		141,576,983	2.00

AIRLINES
Other securities[a]		14,691,625	0.21

		14,691,625	0.21

APPAREL
Other securities[a]		34,721,909	0.49

		34,721,909	0.49

AUTO MANUFACTURERS
Ford Motor Co.[b]	1,887,087	28,136,467	0.40
Other securities[a]		14,220,546	0.20

		42,357,013	0.60

AUTO PARTS & EQUIPMENT
Other securities[a]		31,255,821	0.44

		31,255,821	0.44

BANKS
Bank of America Corp.	5,161,481	68,802,542	0.97
PNC Financial Services Group Inc. (The)[c]	270,596	17,044,842	0.24
U.S. Bancorp	986,089	26,062,332	0.37
Wells Fargo & Co.	2,503,486	79,360,506	1.12
Other securities[a]		103,284,361	1.46

		294,554,583	4.16

BEVERAGES
Coca-Cola Co. (The)	1,083,613	71,897,723	1.02
PepsiCo Inc.	829,659	53,438,336	0.75

Security	Shares	Value	% of Net Assets
Other securities[a]		$23,613,607	0.33%

		148,949,666	2.10

BIOTECHNOLOGY
Amgen Inc.[b]	492,783	26,339,252	0.37
Other securities[a]		60,593,357	0.86

		86,932,609	1.23

BUILDING MATERIALS
Other securities[a]		9,780,034	0.14

		9,780,034	0.14

CHEMICALS
Other securities[a]		141,955,359	2.00

		141,955,359	2.00

COAL
Other securities[a]		30,877,768	0.44

		30,877,768	0.44

COMMERCIAL SERVICES
Other securities[a]		103,917,375	1.47

		103,917,375	1.47

COMPUTERS
Apple Inc.[b]	468,131	163,120,247	2.30
EMC Corp.[b]	1,057,455	28,075,430	0.40
Hewlett-Packard Co.	1,126,850	46,167,044	0.65
International Business Machines Corp.	659,717	107,580,051	1.52
Other securities[a]		89,962,333	1.27

		434,905,105	6.14

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,481,590	91,265,944	1.29
Other securities[a]		33,445,711	0.47

		124,711,655	1.76

DISTRIBUTION & WHOLESALE
Other securities[a]		19,388,421	0.27

		19,388,421	0.27

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[c]	48,066	9,661,747	0.14
Citigroup Inc.[b]	10,883,228	48,103,868	0.68
Goldman Sachs Group Inc. (The)	264,829	41,967,452	0.59
JPMorgan Chase & Co.	2,046,873	94,360,845	1.33

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$159,462,202	2.25%

		353,556,114	4.99

ELECTRIC
Other securities[a]		205,778,701	2.91

		205,778,701	2.91

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		34,727,837	0.49

		34,727,837	0.49

ELECTRONICS
Other securities[a]		57,787,932	0.82

		57,787,932	0.82

ENERGY – ALTERNATE SOURCES
Other securities[a]		5,712,051	0.08

		5,712,051	0.08

ENGINEERING & CONSTRUCTION
Other securities[a]		23,090,607	0.33

		23,090,607	0.33

ENTERTAINMENT
Other securities[a]		7,773,716	0.11

		7,773,716	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		21,692,848	0.31

		21,692,848	0.31

FOOD
Kraft Foods Inc. Class A	825,132	25,876,140	0.37
Other securities[a]		92,781,456	1.31

		118,657,596	1.68

FOREST PRODUCTS & PAPER
Other securities[a]		25,713,584	0.36

		25,713,584	0.36

GAS
Other securities[a]		22,717,924	0.32

		22,717,924	0.32

HAND & MACHINE TOOLS
Other securities[a]		12,872,489	0.18

		12,872,489	0.18

HEALTH CARE – PRODUCTS
Johnson & Johnson	1,418,907	84,070,240	1.19
Other securities[a]		149,062,132	2.10

		233,132,372	3.29

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	584,732	$26,429,886	0.37%
Other securities[a]		58,999,770	0.84

		85,429,656	1.21

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		3,758,730	0.05

		3,758,730	0.05

HOME BUILDERS
Other securities[a]		9,722,863	0.14

		9,722,863	0.14

HOME FURNISHINGS
Other securities[a]		6,742,466	0.09

		6,742,466	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		36,549,025	0.52

		36,549,025	0.52

HOUSEWARES
Other securities[a]		3,920,413	0.06

		3,920,413	0.06

INSURANCE
Berkshire Hathaway Inc.
Class Bb	889,750	74,409,792	1.05
Other securities[a]		206,145,714	2.91

		280,555,506	3.96

INTERNET
Amazon.com Inc.[b]	179,975	32,418,897	0.46
Google Inc. Class Ab	125,343	73,477,320	1.04
Other securities[a]		78,622,353	1.10

		184,518,570	2.60

INVESTMENT COMPANIES
Other securities[a]		1,774,635	0.02

		1,774,635	0.02

IRON & STEEL
Other securities[a]		28,580,872	0.40

		28,580,872	0.40

LEISURE TIME
Other securities[a]		17,614,423	0.25

		17,614,423	0.25

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$29,597,717	0.42%

		29,597,717	0.42

MACHINERY
Caterpillar Inc.	323,160	35,983,866	0.51
Other securities[a]		68,875,365	0.97

		104,859,231	1.48

MANUFACTURING
3M Co.	366,825	34,298,138	0.48
General Electric Co.	5,492,646	110,127,552	1.55
Other securities[a]		132,126,503	1.87

		276,552,193	3.90

MEDIA
Comcast Corp. Class A	1,447,182	35,774,339	0.51
Walt Disney Co. (The)	1,007,564	43,415,933	0.61
Other securities[a]		145,493,817	2.05

		224,684,089	3.17

METAL FABRICATE & HARDWARE
Other securities[a]		15,298,672	0.22

		15,298,672	0.22

MINING
Freeport-McMoRan Copper &
Gold Inc.	483,556	26,861,536	0.38
Other securities[a]		32,939,807	0.46

		59,801,343	0.84

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		10,297,654	0.15

		10,297,654	0.15

OIL & GAS
Chevron Corp.	1,033,367	111,014,617	1.57
ConocoPhillips	765,666	61,146,087	0.86
Exxon Mobil Corp.	2,622,019	220,590,458	3.11
Occidental Petroleum Corp.	417,814	43,657,385	0.62
Other securities[a]		258,632,129	3.65

		695,040,676	9.81

OIL & GAS SERVICES
Schlumberger Ltd.	702,705	65,534,268	0.93
Other securities[a]		92,434,897	1.30

		157,969,165	2.23

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$17,557,900	0.25%

		17,557,900	0.25

PHARMACEUTICALS
Abbott Laboratories	794,068	38,949,035	0.55
Merck & Co. Inc.	1,604,176	52,953,850	0.75
Pfizer Inc.	4,149,675	84,279,899	1.19
Other securities[a]		158,195,064	2.23

		334,377,848	4.72

PIPELINES
Other securities[a]		30,177,450	0.43

		30,177,450	0.43

REAL ESTATE
Other securities[a]		9,561,395	0.13

		9,561,395	0.13

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		146,218,727	2.06

		146,218,727	2.06

RETAIL
Home Depot Inc. (The)	871,107	32,283,225	0.46
McDonald’s Corp.	553,433	42,110,717	0.59
Wal-Mart Stores Inc.	996,855	51,886,303	0.73
Other securities[a]		259,321,908	3.66

		385,602,153	5.44

SAVINGS & LOANS
Other securities[a]		11,651,399	0.16

		11,651,399	0.16

SEMICONDUCTORS
Intel Corp.	2,862,396	57,734,527	0.82
Other securities[a]		132,876,560	1.87

		190,611,087	2.69

SHIPBUILDING
Other securities[a]		1,070,230	0.01

		1,070,230	0.01

SOFTWARE
Microsoft Corp.	3,940,549	99,932,323	1.41
Oracle Corp.	1,959,798	65,398,459	0.92
Other securities[a]		115,699,666	1.64

		281,030,448	3.97

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	3,039,933	$93,021,950	1.31%
Cisco Systems Inc.	2,938,077	50,388,020	0.71
QUALCOMM Inc.	843,878	46,269,831	0.65
Verizon Communications Inc.	1,454,207	56,045,138	0.79
Other securities[a]		118,032,133	1.68

		363,757,072	5.14
TEXTILES
Other securities[a]		3,834,343	0.05

		3,834,343	0.05
TOYS, GAMES & HOBBIES
Other securities[a]		7,617,545	0.11

		7,617,545	0.11
TRANSPORTATION
United Parcel Service Inc.
Class B	367,366	27,302,641	0.39
Other securities[a]		94,385,901	1.33

		121,688,542	1.72
TRUCKING & LEASING
Other securities[a]		921,732	0.01

		921,732	0.01
WATER
Other securities[a]		4,121,068	0.06

		4,121,068	0.06

TOTAL COMMON STOCKS
(Cost: $7,003,483,287)		7,074,637,316	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	68,749,702	68,749,702	0.97
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	9,425,621	9,425,621	0.14

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	7,847,787	$7,847,787	0.11%

		86,023,110	1.22

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,023,110)		86,023,110	1.22

TOTAL INVESTMENTS
IN SECURITIES
(Cost: $7,089,506,397)		7,160,660,426	101.10
Other Assets, Less Liabilities		(77,750,807)	(1.10)

NET ASSETS		$7,082,909,619	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$35,028,356	0.26%

		35,028,356	0.26

AEROSPACE & DEFENSE
Boeing Co. (The)	1,204,070	89,016,895	0.66
United Technologies Corp.	1,670,222	141,384,292	1.04
Other securities[a]		65,362,673	0.48

		295,763,860	2.18

AGRICULTURE
Altria Group Inc.	2,377,738	61,892,520	0.45
Monsanto Co.	1,068,420	77,204,029	0.57
Philip Morris
International Inc.	3,053,767	200,418,729	1.48

		339,515,278	2.50

AIRLINES
Other securities[a]		34,203,038	0.25

		34,203,038	0.25

APPAREL
Other securities[a]		115,212,743	0.85

		115,212,743	0.85

AUTO MANUFACTURERS
Ford Motor Co.[b]	7,184,176	107,116,064	0.79
Other securities[a]		53,872,519	0.40

		160,988,583	1.19

AUTO PARTS & EQUIPMENT
Other securities[a]		95,802,019	0.71

		95,802,019	0.71

BANKS
Other securities[a]		11,021,446	0.08

		11,021,446	0.08

BEVERAGES
Coca-Cola Co. (The)	3,077,362	204,182,969	1.50
PepsiCo Inc.	1,816,076	116,973,455	0.86
Other securities[a]		47,366,155	0.35

		368,522,579	2.71

BIOTECHNOLOGY
Other securities[a]		173,134,930	1.28

		173,134,930	1.28

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$23,902,965	0.18%

		23,902,965	0.18

CHEMICALS
Praxair Inc.	599,161	60,874,758	0.45
Other securities[a]		238,460,598	1.76

		299,335,356	2.21

COAL
Other securities[a]		34,147,977	0.25

		34,147,977	0.25

COMMERCIAL SERVICES
Visa Inc. Class A	914,386	67,317,097	0.50
Other securities[a]		235,682,195	1.73

		302,999,292	2.23

COMPUTERS
Accenture PLC Class A	1,197,158	65,807,775	0.48
Apple Inc.[b]	1,782,084	620,967,170	4.57
EMC Corp.[b]	4,025,745	106,883,530	0.79
Hewlett-Packard Co.	4,289,824	175,754,089	1.29
International Business
Machines Corp.	2,511,429	409,538,727	3.02
Other securities[a]		223,198,171	1.65

		1,602,149,462	11.80

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	803,937	64,925,952	0.48
Other securities[a]		65,750,882	0.48

		130,676,834	0.96

DISTRIBUTION & WHOLESALE
Other securities[a]		41,435,439	0.31

		41,435,439	0.31

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,053,786	92,831,127	0.68
BlackRock Inc.[c]	62,131	12,488,952	0.09
Other securities[a]		217,014,035	1.60

		322,334,114	2.37

ELECTRIC
Other securities[a]		11,609,994	0.09

		11,609,994	0.09

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,475,012	86,184,951	0.63

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$19,890,368	0.15%

		106,075,319	0.78

ELECTRONICS
Other securities[a]		132,222,698	0.97

		132,222,698	0.97

ENERGY – ALTERNATE SOURCES
Other securities[a]		17,709,003	0.13

		17,709,003	0.13

ENGINEERING & CONSTRUCTION
Other securities[a]		27,211,323	0.20

		27,211,323	0.20

ENTERTAINMENT
Other securities[a]		19,698,500	0.14

		19,698,500	0.14

ENVIRONMENTAL CONTROL
Other securities[a]		32,489,249	0.24

		32,489,249	0.24

FOOD
Other securities[a]		158,477,529	1.17

		158,477,529	1.17

FOREST PRODUCTS & PAPER
Other securities[a]		29,802,354	0.22

		29,802,354	0.22

HAND & MACHINE TOOLS
Other securities[a]		15,608,963	0.11

		15,608,963	0.11

HEALTH CARE – PRODUCTS
Medtronic Inc.	1,658,906	65,277,951	0.48
Other securities[a]		428,674,681	3.16

		493,952,632	3.64

HEALTH CARE – SERVICES
Other securities[a]		82,507,562	0.61

		82,507,562	0.61

HOME BUILDERS
Other securities[a]		10,822,865	0.08

		10,822,865	0.08

HOME FURNISHINGS
Other securities[a]		15,124,992	0.11

		15,124,992	0.11

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$95,755,717	0.71%

		95,755,717	0.71

HOUSEWARES
Other securities[a]		4,042,135	0.03

		4,042,135	0.03

INSURANCE
Other securities[a]		126,867,047	0.93

		126,867,047	0.93

INTERNET
Amazon.com Inc.[b]	685,159	123,417,691	0.91
Google Inc. Class Ab	477,160	279,715,964	2.06
Other securities[a]		174,383,103	1.28

		577,516,758	4.25

IRON & STEEL
Other securities[a]		59,771,661	0.44

		59,771,661	0.44

LEISURE TIME
Other securities[a]		39,972,839	0.29

		39,972,839	0.29

LODGING
Other securities[a]		89,437,160	0.66

		89,437,160	0.66

MACHINERY
Caterpillar Inc.	1,230,260	136,989,451	1.01
Deere & Co.	785,412	76,098,569	0.56
Other securities[a]		149,027,537	1.10

		362,115,557	2.67

MANUFACTURING
3M Co.	1,396,495	130,572,283	0.96
General Electric Co.	4,850,899	97,260,525	0.72
Honeywell
International Inc.	1,500,499	89,594,795	0.66
Other securities[a]		213,803,168	1.57

		531,230,771	3.91

MEDIA
DIRECTV Class Ab	1,516,048	70,951,046	0.52
Other securities[a]		118,301,099	0.87

		189,252,145	1.39

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Other securities[a]		$52,046,162	0.38%

		52,046,162	0.38

MINING
Freeport-McMoRan
Copper & Gold Inc.	1,840,911	102,262,606	0.75
Other securities[a]		79,206,750	0.59

		181,469,356	1.34

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		7,480,055	0.06

		7,480,055	0.06

OIL & GAS
ConocoPhillips	1,116,342	89,151,072	0.66
EOG Resources Inc.	524,579	62,167,857	0.46
Exxon Mobil Corp.	9,172,988	771,723,480	5.69
Other securities[a]		255,807,110	1.87

		1,178,849,519	8.68

OIL & GAS SERVICES
Halliburton Co.	1,779,453	88,687,937	0.65
Schlumberger Ltd.	2,335,364	217,796,047	1.60
Other securities[a]		86,136,688	0.64

		392,620,672	2.89

PACKAGING & CONTAINERS
Other securities[a]		17,892,457	0.13

		17,892,457	0.13

PHARMACEUTICALS
Abbott Laboratories	2,726,715	133,745,371	0.99
Express Scripts Inc.[b]	1,073,378	59,690,551	0.44
Gilead Sciences Inc.[b]	1,560,753	66,238,357	0.49
Other securities[a]		235,182,461	1.73

		494,856,740	3.65

PIPELINES
Other securities[a]		19,218,022	0.14

		19,218,022	0.14

REAL ESTATE
Other securities[a]		30,466,210	0.22

		30,466,210	0.22

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		113,637,246	0.84

		113,637,246	0.84

Security	Shares	Value	% of Net Assets
RETAIL
Costco Wholesale Corp.	862,681	$63,251,771	0.47%
Home Depot Inc. (The)	3,316,287	122,901,596	0.91
Lowe’s Companies Inc.	2,153,359	56,913,278	0.42
McDonald’s Corp.	2,106,885	160,312,880	1.18
Starbucks Corp.	1,459,178	53,916,627	0.40
Target Corp.	1,360,102	68,018,701	0.50
Wal-Mart Stores Inc.	2,292,116	119,304,638	0.88
Walgreen Co.	1,651,646	66,297,070	0.49
Other securities[a]		483,666,634	3.55

		1,194,583,195	8.80

SAVINGS & LOANS
Other securities[a]		856,633	0.01

		856,633	0.01

SEMICONDUCTORS
Intel Corp.	7,453,372	150,334,513	1.11
Other securities[a]		391,975,079	2.89

		542,309,592	4.00

SOFTWARE
Microsoft Corp.	10,035,645	254,503,957	1.87
Oracle Corp.	7,460,705	248,963,726	1.83
Other securities[a]		392,797,365	2.90

		896,265,048	6.60

TELECOMMUNICATIONS
Cisco Systems Inc.	11,184,978	191,822,373	1.41
QUALCOMM Inc.	3,212,575	176,145,487	1.30
Other securities[a]		207,546,417	1.53

		575,514,277	4.24

TEXTILES
Other securities[a]		799,108	0.01

		799,108	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		21,525,304	0.16

		21,525,304	0.16

TRANSPORTATION
United Parcel Service Inc.
Class B	1,398,572	103,941,871	0.77
Other securities[a]		122,228,322	0.90

		226,170,193	1.67

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$952,466	0.01%

		952,466	0.01

TOTAL COMMON STOCKS
(Cost: $11,606,359,791)		13,562,961,299	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	269,301,840	269,301,840	1.99
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	36,921,428	36,921,428	0.27
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	13,773,453	13,773,453	0.10

		319,996,721	2.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,996,721)		319,996,721	2.36

TOTAL INVESTMENTS
IN SECURITIES
(Cost: $11,926,356,512)		13,882,958,020	102.28
Other Assets, Less Liabilities		(309,351,556)	(2.28)

NET ASSETS		$13,573,606,464	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,834,370	0.07%

		8,834,370	0.07

AEROSPACE & DEFENSE
General Dynamics Corp.	607,639	46,520,842	0.39
Other securities[a]		152,559,001	1.27

		199,079,843	1.66

AGRICULTURE
Other securities[a]		179,089,076	1.49

		179,089,076	1.49

AIRLINES
Other securities[a]		19,611,430	0.16

		19,611,430	0.16

APPAREL
Other securities[a]		15,266,534	0.13

		15,266,534	0.13

AUTO MANUFACTURERS
Other securities[a]		220,354	0.00

		220,354	0.00

AUTO PARTS & EQUIPMENT
Other securities[a]		20,840,186	0.17

		20,840,186	0.17

BANKS
Bank of America Corp.	17,651,906	235,299,907	1.96
Bank of New York Mellon
Corp. (The)	2,134,042	63,743,835	0.53
PNC Financial Services
Group Inc. (The)[b]	925,614	58,304,426	0.48
U.S. Bancorp	3,372,319	89,130,391	0.74
Wells Fargo & Co.	8,561,755	271,407,633	2.26
Other securities[a]		279,802,600	2.32

		997,688,792	8.29

BEVERAGES
Coca-Cola Co. (The)	941,316	62,456,317	0.52
PepsiCo Inc.	1,205,786	77,664,676	0.65
Other securities[a]		38,245,616	0.31

		178,366,609	1.48

BIOTECHNOLOGY
Amgen Inc.[c]	1,685,267	90,077,521	0.75

Security	Shares	Value	% of Net Assets
Other securities[a]		$51,813,869	0.43%

		141,891,390	1.18

BUILDING MATERIALS
Other securities[a]		12,079,433	0.10

		12,079,433	0.10

CHEMICALS
Dow Chemical Co. (The)	2,031,727	76,697,694	0.64
E.I. du Pont de Nemours
and Co.	1,044,233	57,401,488	0.48
Other securities[a]		82,343,664	0.68

		216,442,846	1.80

COAL
Other securities[a]		74,888,590	0.62

		74,888,590	0.62

COMMERCIAL SERVICES
Other securities[a]		82,815,108	0.69

		82,815,108	0.69

COMPUTERS
Other securities[a]		48,228,898	0.40

		48,228,898	0.40

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,762,913	293,395,441	2.44
Other securities[a]		15,729,454	0.13

		309,124,895	2.57

DISTRIBUTION & WHOLESALE
Other securities[a]		29,120,969	0.24

		29,120,969	0.24

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	108,357	21,780,841	0.18
Citigroup Inc.[c]	37,219,778	164,511,419	1.37
Goldman Sachs Group
Inc. (The)	905,689	143,524,536	1.19
JPMorgan Chase & Co.	7,000,173	322,707,975	2.68
Morgan Stanley	1,815,952	49,611,809	0.41
Other securities[a]		217,458,535	1.82

		919,595,115	7.65

ELECTRIC
Dominion Resources Inc.	1,049,056	46,892,803	0.39
Exelon Corp.	1,162,591	47,945,253	0.40
Southern Co.	1,450,901	55,293,837	0.46

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$543,195,861	4.51%

		693,327,754	5.76

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		23,522,598	0.20

		23,522,598	0.20

ELECTRONICS
Other securities[a]		78,999,166	0.66

		78,999,166	0.66

ENERGY – ALTERNATE SOURCES
Other securities[a]		3,665,488	0.03

		3,665,488	0.03

ENGINEERING & CONSTRUCTION
Other securities[a]		54,484,153	0.45

		54,484,153	0.45

ENTERTAINMENT
Other securities[a]		8,900,098	0.07

		8,900,098	0.07

ENVIRONMENTAL CONTROL
Other securities[a]		44,999,394	0.37

		44,999,394	0.37

FOOD
Kraft Foods Inc. Class A	2,821,861	88,493,561	0.74
Other securities[a]		174,928,921	1.45

		263,422,482	2.19

FOREST PRODUCTS & PAPER
Other securities[a]		61,215,522	0.51

		61,215,522	0.51

GAS
Other securities[a]		77,691,428	0.65

		77,691,428	0.65

HAND & MACHINE TOOLS
Other securities[a]		29,950,909	0.25

		29,950,909	0.25

HEALTH CARE – PRODUCTS
Johnson & Johnson	4,124,657	244,385,927	2.03
Other securities[a]		108,910,741	0.91

		353,296,668	2.94

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	1,999,719	90,387,299	0.75

Security	Shares	Value	% of Net Assets
Other securities[a]		$127,588,467	1.06%

		217,975,766	1.81

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		12,866,309	0.11

		12,866,309	0.11

HOME BUILDERS
Other securities[a]		23,494,721	0.20

		23,494,721	0.20

HOME FURNISHINGS
Other securities[a]		9,441,161	0.08

		9,441,161	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		38,940,821	0.32

		38,940,821	0.32

HOUSEWARES
Other securities[a]		9,758,423	0.08

		9,758,423	0.08

INSURANCE
Berkshire Hathaway Inc.
Class Bc	3,042,886	254,476,556	2.12
Prudential Financial Inc.	816,821	50,299,837	0.42
Other securities[a]		540,260,590	4.49

		845,036,983	7.03

INTERNET
Other securities[a]		112,294,650	0.93

		112,294,650	0.93

INVESTMENT COMPANIES
Other securities[a]		6,067,201	0.05

		6,067,201	0.05

IRON & STEEL
Other securities[a]		44,035,660	0.37

		44,035,660	0.37

LEISURE TIME
Other securities[a]		24,311,713	0.20

		24,311,713	0.20

LODGING
Other securities[a]		20,946,645	0.17

		20,946,645	0.17

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$33,289,271	0.28%

		33,289,271	0.28

MANUFACTURING
General Electric Co.	14,426,381	289,248,939	2.40
Other securities[a]		179,363,979	1.50

		468,612,918	3.90

MEDIA
Comcast Corp. Class A	4,949,230	122,344,966	1.02
News Corp. Class A NVS	3,180,815	55,855,111	0.46
Time Warner Inc.	1,592,328	56,846,110	0.47
Walt Disney Co. (The)	3,445,786	148,478,919	1.23
Other securities[a]		214,741,447	1.79

		598,266,553	4.97

METAL FABRICATE & HARDWARE
Other securities[a]		5,543,532	0.05

		5,543,532	0.05

MINING
Other securities[a]		41,529,234	0.35

		41,529,234	0.35

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		28,497,486	0.24

		28,497,486	0.24

OIL & GAS
Anadarko Petroleum Corp.	870,357	71,299,645	0.59
Apache Corp.	671,760	87,946,819	0.73
Chevron Corp.	3,346,742	359,540,493	2.99
ConocoPhillips	1,615,579	129,020,139	1.07
Devon Energy Corp.	786,190	72,148,656	0.60
Exxon Mobil Corp.	726,341	61,107,068	0.51
Marathon Oil Corp.	915,293	48,794,270	0.41
Occidental Petroleum Corp.	1,138,804	118,993,630	0.99
Other securities[a]		369,181,070	3.07

		1,318,031,790	10.96

OIL & GAS SERVICES
National Oilwell Varco Inc.	737,274	58,443,710	0.49
Other securities[a]		129,072,235	1.07

		187,515,945	1.56

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$44,016,914	0.37%

		44,016,914	0.37

PHARMACEUTICALS
Bristol-Myers Squibb Co.	3,025,312	79,958,996	0.66
Eli Lilly and Co.	1,378,293	48,474,565	0.40
Merck & Co. Inc.	5,486,158	181,098,076	1.51
Pfizer Inc.	14,191,617	288,231,741	2.40
Other securities[a]		101,175,099	0.84

		698,938,477	5.81

PIPELINES
Other securities[a]		85,893,625	0.71

		85,893,625	0.71

REAL ESTATE
Other securities[a]		5,336,911	0.04

		5,336,911	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		397,774,010	3.31

		397,774,010	3.31

RETAIL
CVS Caremark Corp.	2,128,335	73,044,457	0.61
Wal-Mart Stores Inc.	1,349,904	70,262,503	0.58
Other securities[a]		102,226,014	0.85

		245,532,974	2.04

SAVINGS & LOANS
Other securities[a]		39,131,841	0.33

		39,131,841	0.33

SEMICONDUCTORS
Intel Corp.	3,093,407	62,394,019	0.52
Other securities[a]		102,438,344	0.85

		164,832,363	1.37

SHIPBUILDING
Other securities[a]		3,662,998	0.03

		3,662,998	0.03

SOFTWARE
Microsoft Corp.	4,460,414	113,116,099	0.94
Other securities[a]		43,255,548	0.36

		156,371,647	1.30

TELECOMMUNICATIONS
AT&T Inc.	10,396,378	318,129,167	2.64

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Corning Inc.	2,403,390	$49,581,936	0.41%
Verizon Communications Inc.	4,973,278	191,670,134	1.59
Other securities[a]		167,629,665	1.40

		727,010,902	6.04

TEXTILES
Other securities[a]		12,382,430	0.10

		12,382,430	0.10

TOYS, GAMES & HOBBIES
Other securities[a]		6,713,275	0.06

		6,713,275	0.06

TRANSPORTATION
CSX Corp.	650,157	51,102,340	0.42
Union Pacific Corp.	779,086	76,607,526	0.64
Other securities[a]		85,126,414	0.71

		212,836,280	1.77

TRUCKING & LEASING
Other securities[a]		2,269,574	0.02

		2,269,574	0.02

WATER
Other securities[a]		14,122,850	0.12

		14,122,850	0.12

TOTAL COMMON STOCKS
(Cost: $11,577,758,261)		12,009,943,951	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[b,d,e]	191,878,935	191,878,935	1.59
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[b,d,e]	26,306,706	26,306,706	0.22
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[b,d]	14,191,595	14,191,595	0.12

		232,377,236	1.93

TOTAL SHORT-TERM INVESTMENTS
(Cost: $232,377,236)		232,377,236	1.93

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,810,135,497)	$12,242,321,187	101.79%
Other Assets, Less Liabilities	(214,718,377)	(1.79)

NET ASSETS	$12,027,602,810	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$12,712,647	0.07%

		12,712,647	0.07

AEROSPACE & DEFENSE
Other securities[a]		217,936,050	1.24

		217,936,050	1.24

AGRICULTURE
Other securities[a]		57,943,838	0.33

		57,943,838	0.33

AIRLINES
Other securities[a]		118,262,425	0.67

		118,262,425	0.67

APPAREL
Deckers Outdoor Corp.[b,c]	534,624	46,057,857	0.26
Warnaco Group Inc. (The)[b,c]	613,700	35,097,503	0.20
Other securities[a]		238,520,810	1.35

		319,676,170	1.81

AUTO MANUFACTURERS
Other securities[a]		15,680,441	0.09

		15,680,441	0.09

AUTO PARTS & EQUIPMENT
Dana Holding Corp.[b,c]	1,934,391	33,639,060	0.19
Tenneco Inc.[b]	825,486	35,041,881	0.20
Other securities[a]		136,657,835	0.77

		205,338,776	1.16

BANKS
SVB Financial Group[b]	576,853	32,840,241	0.19
Other securities[a]		900,962,644	5.11

		933,802,885	5.30

BEVERAGES
Other securities[a]		27,531,349	0.16

		27,531,349	0.16

BIOTECHNOLOGY
Other securities[a]		354,615,466	2.01

		354,615,466	2.01

BUILDING MATERIALS
Other securities[a]		99,564,978	0.56

		99,564,978	0.56

Security	Shares	Value	% of Net Assets
CHEMICALS
Rockwood Holdings Inc.[b]	720,125	$35,444,552	0.20%
Solutia Inc.[b]	1,676,882	42,592,803	0.24
W.R. Grace & Co.[b]	1,004,471	38,461,195	0.22
Other securities[a]		299,728,161	1.70

		416,226,711	2.36

COAL
Other securities[a]		72,037,063	0.41

		72,037,063	0.41

COMMERCIAL SERVICES
Sotheby’s	926,222	48,719,277	0.28
SuccessFactors Inc.[b]	938,453	36,684,128	0.21
Other securities[a]		961,851,322	5.45

		1,047,254,727	5.94

COMPUTERS
Jack Henry & Associates Inc.	1,179,139	39,961,021	0.23
Riverbed Technology Inc.[b]	1,849,242	69,623,961	0.39
Other securities[a]		391,951,035	2.22

		501,536,017	2.84

COSMETICS & PERSONAL CARE
Other securities[a]		16,045,093	0.09

		16,045,093	0.09

DISTRIBUTION & WHOLESALE
Other securities[a]		162,275,208	0.92

		162,275,208	0.92

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	471,559	33,853,221	0.19
Other securities[a]		285,584,068	1.62

		319,437,289	1.81

ELECTRIC
Other securities[a]		294,693,884	1.67

		294,693,884	1.67

ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b]	1,664,049	34,329,331	0.19
Other securities[a]		190,778,928	1.09

		225,108,259	1.28

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$442,230,352	2.51%

		442,230,352	2.51

ENERGY – ALTERNATE SOURCES
Other securities[a]		40,264,787	0.23

		40,264,787	0.23

ENGINEERING & CONSTRUCTION
Other securities[a]		103,840,133	0.59

		103,840,133	0.59

ENTERTAINMENT
Other securities[a]		115,732,227	0.66

		115,732,227	0.66

ENVIRONMENTAL CONTROL
Other securities[a]		128,745,446	0.73

		128,745,446	0.73

FOOD
Other securities[a]		278,097,265	1.58

		278,097,265	1.58

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class Ac	538,172	37,322,228	0.21
Other securities[a]		130,810,966	0.74

		168,133,194	0.95

GAS
Nicor Inc.	625,641	33,596,922	0.19
Other securities[a]		163,615,059	0.93

		197,211,981	1.12

HAND & MACHINE TOOLS
Other securities[a]		14,861,570	0.08

		14,861,570	0.08

HEALTH CARE – PRODUCTS
Other securities[a]		617,667,924	3.50

		617,667,924	3.50

HEALTH CARE – SERVICES
AMERIGROUP Corp.[b]	714,437	45,902,577	0.26
Other securities[a]		302,815,790	1.72

		348,718,367	1.98

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		11,845,775	0.07

		11,845,775	0.07

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$48,953,817	0.28%

		48,953,817	0.28

HOME FURNISHINGS
Other securities[a]		59,149,290	0.34

		59,149,290	0.34

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		78,127,802	0.44

		78,127,802	0.44

HOUSEWARES
Other securities[a]		13,899,540	0.08

		13,899,540	0.08

INSURANCE
Other securities[a]		456,288,604	2.59

		456,288,604	2.59

INTERNET
Ariba Inc.[b]	1,242,068	42,404,201	0.24
Rackspace Hosting Inc.[b]	1,339,614	57,402,460	0.33
TIBCO Software Inc.[b]	2,295,440	62,550,740	0.35
Other securities[a]		469,180,468	2.66

		631,537,869	3.58

INVESTMENT COMPANIES
American Capital Ltd.[b]	4,692,957	46,460,274	0.26
Apollo Investment Corp.	2,678,993	32,308,656	0.18
BlackRock Kelso Capital Corp.[d]	993,446	10,063,608	0.06
PennyMac Mortgage Investment Trust[d]	383,426	7,051,204	0.04
Other securities[a]		95,951,084	0.55

		191,834,826	1.09

IRON & STEEL
Other securities[a]		15,693,959	0.09

		15,693,959	0.09

LEISURE TIME
Polaris Industries Inc.	430,186	37,434,786	0.21
Other securities[a]		77,291,386	0.44

		114,726,172	0.65

LODGING
Other securities[a]		56,432,943	0.32

		56,432,943	0.32

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Nordson Corp.	471,457	$54,245,842	0.31%
Other securities[a]		229,419,130	1.30

		283,664,972	1.61

MACHINERY – DIVERSIFIED
Other securities[a]		21,823,030	0.12

		21,823,030	0.12

MANUFACTURING
Acuity Brands Inc.	601,097	35,158,164	0.20
Other securities[a]		385,747,564	2.19

		420,905,728	2.39

MEDIA
Other securities[a]		117,928,116	0.67

		117,928,116	0.67

METAL FABRICATE & HARDWARE
Other securities[a]		142,509,996	0.81

		142,509,996	0.81

MINING
Allied Nevada Gold Corp.[b]	1,034,770	36,713,640	0.21
Coeur d’Alene Mines Corp.[b,c]	1,216,618	42,313,974	0.24
Hecla Mining Co.[b,c]	3,841,871	34,884,189	0.20
Other securities[a]		213,565,245	1.21

		327,477,048	1.86

MISCELLANEOUS – MANUFACTURING
Other securities[a]		7,521,026	0.04

		7,521,026	0.04

OFFICE FURNISHINGS
Other securities[a]		80,221,627	0.45

		80,221,627	0.45

OIL & GAS
Berry Petroleum Co. Class A	706,588	35,647,365	0.20
Brigham Exploration Co.[b]	1,608,134	59,790,422	0.34
Energy XXI (Bermuda) Ltd.[b]	1,017,428	34,694,295	0.20
Rosetta Resources Inc.[b]	728,430	34,629,562	0.20
Other securities[a]		466,820,033	2.64

		631,581,677	3.58

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
CARBO Ceramics Inc.	263,641	$37,205,018	0.21%
Complete Production Services Inc.[b]	1,074,377	34,175,932	0.19
Dril-Quip Inc.[b]	469,302	37,088,937	0.21
Lufkin Industries Inc.	413,601	38,659,285	0.22
World Fuel Services Corp.	949,574	38,562,200	0.22
Other securities[a]		213,793,968	1.22

		399,485,340	2.27

PACKAGING & CONTAINERS
Other securities[a]		43,455,083	0.25

		43,455,083	0.25

PHARMACEUTICALS
Pharmasset Inc.[b]	441,977	34,788,010	0.20
Other securities[a]		525,073,321	2.97

		559,861,331	3.17

REAL ESTATE
Other securities[a]		74,903,563	0.42

		74,903,563	0.42

REAL ESTATE INVESTMENT TRUSTS
American Capital Agency Corp.[c]	1,720,490	50,135,079	0.28
BioMed Realty Trust Inc.	1,808,056	34,389,225	0.20
CBL & Associates Properties Inc.[c]	1,908,031	33,237,900	0.19
Highwoods Properties Inc.[c]	937,038	32,805,700	0.19
MFA Financial Inc.	4,781,400	39,207,480	0.22
Other securities[a]		1,081,619,690	6.13

		1,271,395,074	7.21

RETAIL
Under Armour Inc. Class Ab,c	486,201	33,085,978	0.19
Other securities[a]		974,139,426	5.52

		1,007,225,404	5.71

SAVINGS & LOANS
Other securities[a]		177,568,344	1.01

		177,568,344	1.01

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
NetLogic Microsystems Inc.[b]	865,364	$36,362,595	0.21%
Other securities[a]		594,649,491	3.37

		631,012,086	3.58

SOFTWARE
Parametric Technology Corp.[b]	1,604,221	36,078,930	0.20
VeriFone Systems Inc.[b]	1,180,448	64,865,618	0.37
Other securities[a]		614,142,561	3.49

		715,087,109	4.06

STORAGE & WAREHOUSING
Other securities[a]		12,043,268	0.07

		12,043,268	0.07

TELECOMMUNICATIONS
Acme Packet Inc.[b]	648,754	46,035,584	0.26
ADTRAN Inc.	858,927	36,470,040	0.21
Aruba Networks Inc.[b]	1,066,076	36,076,012	0.20
Other securities[a]		554,946,056	3.15

		673,527,692	3.82

TEXTILES
Other securities[a]		20,043,311	0.11

		20,043,311	0.11

TOYS, GAMES & HOBBIES
Other securities[a]		17,848,764	0.10

		17,848,764	0.10

TRANSPORTATION
Other securities[a]		335,814,971	1.90

		335,814,971	1.90

TRUCKING & LEASING
Other securities[a]		41,659,692	0.24

		41,659,692	0.24

VENTURE CAPITAL
Other securities[a]		1,865,598	0.01

		1,865,598	0.01

WATER
Other securities[a]		46,790,511	0.26

		46,790,511	0.26

TOTAL COMMON STOCKS
(Cost: $19,839,831,427)		17,614,893,480	99.90

Security	Shares	Value	% of Net Assets
WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		$–	0.00%

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%d,[e,f]	1,372,182,813	1,372,182,813	7.78
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%d,[e,f]	188,127,008	188,127,008	1.07
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[d,e]	16,705,396	16,705,396	0.10

		1,577,015,217	8.95

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,577,015,217)		1,577,015,217	8.95

TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,416,846,644)		19,191,908,697	108.85
Other Assets, Less Liabilities		(1,559,753,441)	(8.85)

NET ASSETS		$17,632,155,256	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,378,655	0.10%

		4,378,655	0.10

AEROSPACE & DEFENSE
Other securities[a]		26,240,469	0.59

		26,240,469	0.59

AGRICULTURE
Other securities[a]		7,176,203	0.16

		7,176,203	0.16

AIRLINES
Other securities[a]		5,843,931	0.13

		5,843,931	0.13

APPAREL
Deckers Outdoor Corp.[b,c]	261,712	22,546,489	0.51
Warnaco Group Inc. (The)[b]	300,419	17,180,963	0.39
Other securities[a]		80,387,952	1.81

		120,115,404	2.71

AUTO PARTS & EQUIPMENT
Dana Holding Corp.[b]	875,954	15,232,840	0.34
Tenneco Inc.[b]	404,091	17,153,663	0.39
Other securities[a]		39,798,439	0.90

		72,184,942	1.63

BANKS
Signature Bank[b]	276,660	15,603,624	0.35
Other securities[a]		9,911,737	0.23

		25,515,361	0.58

BEVERAGES
Other securities[a]		12,686,498	0.29

		12,686,498	0.29

BIOTECHNOLOGY
InterMune Inc.[b,c]	326,173	15,392,104	0.35
Other securities[a]		138,105,715	3.11

		153,497,819	3.46

BUILDING MATERIALS
Other securities[a]		18,425,082	0.42

		18,425,082	0.42

CHEMICALS
Solutia Inc.[b]	820,882	20,850,403	0.47

Security	Shares	Value	% of Net Assets
Other securities[a]		$76,075,218	1.72%

		96,925,621	2.19

COAL
Other securities[a]		6,742,948	0.15

		6,742,948	0.15

COMMERCIAL SERVICES
HMS Holdings Corp.[b]	183,699	15,035,763	0.34
Sotheby’s	453,408	23,849,261	0.54
SuccessFactors Inc.[b]	459,130	17,947,392	0.40
Wright Express Corp.[b]	262,448	13,605,304	0.31
Other securities[a]		288,589,120	6.51

		359,026,840	8.10

COMPUTERS
Jack Henry & Associates Inc.	577,214	19,561,782	0.44
Riverbed Technology Inc.[b]	905,272	34,083,491	0.77
Other securities[a]		122,002,613	2.75

		175,647,886	3.96

COSMETICS & PERSONAL CARE
Other securities[a]		2,356,959	0.05

		2,356,959	0.05

DISTRIBUTION & WHOLESALE
Other securities[a]		62,241,599	1.40

		62,241,599	1.40

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	209,153	15,015,094	0.34
Other securities[a]		64,187,270	1.45

		79,202,364	1.79

ELECTRIC
Other securities[a]		3,432,778	0.08

		3,432,778	0.08

ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b]	814,586	16,804,909	0.38
Other securities[a]		67,302,687	1.52

		84,107,596	1.90

ELECTRONICS
Dionex Corp.[b]	119,220	14,073,921	0.32
Woodward Inc.	412,327	14,250,021	0.32
Other securities[a]		94,268,994	2.13

		122,592,936	2.77

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$14,649,896	0.33%

		14,649,896	0.33

ENGINEERING & CONSTRUCTION
Other securities[a]		10,704,226	0.24

		10,704,226	0.24

ENTERTAINMENT
Other securities[a]		16,458,533	0.37

		16,458,533	0.37

ENVIRONMENTAL CONTROL
Clean Harbors Inc.[b]	156,099	15,400,727	0.35
Other securities[a]		35,349,508	0.79

		50,750,235	1.14

FOOD
United Natural Foods Inc.[b]	324,624	14,549,648	0.33
Other securities[a]		45,144,219	1.02

		59,693,867	1.35

FOREST PRODUCTS & PAPER
Other securities[a]		30,752,461	0.69

		30,752,461	0.69

GAS
Other securities[a]		2,013,185	0.05

		2,013,185	0.05

HAND & MACHINE TOOLS
Other securities[a]		6,683,061	0.15

		6,683,061	0.15

HEALTH CARE – PRODUCTS
Other securities[a]		265,049,830	5.98

		265,049,830	5.98

HEALTH CARE – SERVICES
HealthSouth Corp.[b]	597,064	14,914,659	0.34
Other securities[a]		51,714,366	1.16

		66,629,025	1.50

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		4,087,486	0.09

		4,087,486	0.09

HOME BUILDERS
Other securities[a]		3,029,589	0.07

		3,029,589	0.07

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$15,306,091	0.34%

		15,306,091	0.34

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		7,030,823	0.16

		7,030,823	0.16

HOUSEWARES
Other securities[a]		3,680,467	0.08

		3,680,467	0.08

INSURANCE
Other securities[a]		7,655,589	0.17

		7,655,589	0.17

INTERNET
Ariba Inc.[b]	608,028	20,758,076	0.47
Rackspace Hosting Inc.[b]	655,785	28,100,387	0.63
TIBCO Software Inc.[b]	1,123,697	30,620,743	0.69
Other securities[a]		182,116,442	4.11

		261,595,648	5.90

INVESTMENT COMPANIES
Other securities[a]		389,620	0.01

		389,620	0.01

IRON & STEEL
Other securities[a]		854,043	0.02

		854,043	0.02

LEISURE TIME
Brunswick Corp.	598,940	15,231,044	0.34
Polaris Industries Inc.	210,590	18,325,542	0.41
Other securities[a]		15,779,194	0.36

		49,335,780	1.11

LODGING
Other securities[a]		3,817,919	0.09

		3,817,919	0.09

MACHINERY
Nordson Corp.	230,799	26,555,733	0.60
Other securities[a]		71,533,912	1.61

		98,089,645	2.21

MANUFACTURING
Acuity Brands Inc.	294,245	17,210,390	0.39
CLARCOR Inc.	319,393	14,350,328	0.32

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$123,993,310	2.80%

		155,554,028	3.51

MEDIA
Other securities[a]		31,612,526	0.71

		31,612,526	0.71

METAL FABRICATE & HARDWARE
Other securities[a]		33,013,326	0.74

		33,013,326	0.74

MINING
Allied Nevada Gold Corp.[b]	506,544	17,972,181	0.41
Other securities[a]		54,195,370	1.22

		72,167,551	1.63

MISCELLANEOUS – MANUFACTURING
Other securities[a]		3,646,200	0.08

		3,646,200	0.08

OFFICE FURNISHINGS
Other securities[a]		33,947,377	0.77

		33,947,377	0.77

OIL & GAS
Brigham Exploration Co.[b]	787,243	29,269,695	0.66
Energy XXI (Bermuda) Ltd.[b]	498,064	16,983,982	0.38
Other securities[a]		99,562,988	2.25

		145,816,665	3.29

OIL & GAS SERVICES
CARBO Ceramics Inc.	129,064	18,213,512	0.41
Dril-Quip Inc.[b]	229,739	18,156,273	0.41
Lufkin Industries Inc.	202,470	18,924,871	0.43
Other securities[a]		32,765,636	0.74

		88,060,292	1.99

PACKAGING & CONTAINERS
Other securities[a]		8,316,077	0.19

		8,316,077	0.19

PHARMACEUTICALS
Catalyst Health Solutions Inc.[b]	256,873	14,366,907	0.32
Onyx Pharmaceuticals Inc.[b]	423,770	14,908,229	0.34
Pharmasset Inc.[b]	216,357	17,029,459	0.38
Other securities[a]		180,402,954	4.08

		226,707,549	5.12

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$2,539,877	0.06%

		2,539,877	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		65,017,517	1.47

		65,017,517	1.47

RETAIL
Under Armour Inc. Class Ab,c	238,011	16,196,649	0.37
Other securities[a]		300,099,662	6.77

		316,296,311	7.14

SAVINGS & LOANS
Other securities[a]		2,664,238	0.06

		2,664,238	0.06

SEMICONDUCTORS
Cavium Networks Inc.[b]	317,993	14,287,425	0.32
NetLogic Microsystems Inc.[b]	423,614	17,800,260	0.40
Veeco Instruments Inc.[b,c]	274,300	13,945,412	0.31
Other securities[a]		186,286,038	4.21

		232,319,135	5.24

SOFTWARE
Concur Technologies Inc.[b]	272,314	15,099,811	0.34
Parametric Technology Corp.[b]	785,297	17,661,330	0.40
VeriFone Systems Inc.[b]	577,873	31,754,121	0.72
Other securities[a]		232,769,079	5.25

		297,284,341	6.71

TELECOMMUNICATIONS
Acme Packet Inc.[b]	317,590	22,536,186	0.51
ADTRAN Inc.	420,465	17,852,944	0.40
Aruba Networks Inc.[b]	521,876	17,660,284	0.40
Finisar Corp.[b]	605,468	14,894,513	0.34
InterDigital Inc.[c]	297,489	14,193,200	0.32
Other securities[a]		144,009,433	3.25

		231,146,560	5.22

TEXTILES
Other securities[a]		546,611	0.01

		546,611	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		1,152,371	0.03

		1,152,371	0.03

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Genesee & Wyoming Inc.
Class Ab	262,278	$15,264,580	0.34%
Other securities[a]		45,884,285	1.04

		61,148,865	1.38

TRUCKING & LEASING
Other securities[a]		3,336,985	0.07

		3,336,985	0.07

VENTURE CAPITAL
Other securities[a]		224,441	0.01

		224,441	0.01

TOTAL COMMON STOCKS
(Cost: $4,062,815,686)		4,429,117,753	99.94

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[d,e,f]	366,116,576	366,116,576	8.26
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[d,e,f]	50,194,781	50,194,781	1.13
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[d,e]	1,914,732	1,914,732	0.05

		418,226,089	9.44

TOTAL SHORT-TERM INVESTMENTS
(Cost: $418,226,089)		418,226,089	9.44

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,481,041,775)	$4,847,343,842	109.38%
Other Assets, Less Liabilities	(415,796,847)	(9.38)

NET ASSETS	$4,431,546,995	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,969,624	0.04%

		1,969,624	0.04

AEROSPACE & DEFENSE
Esterline Technologies Corp.[b]	225,555	15,951,250	0.34
Moog Inc. Class Ab	343,061	15,749,930	0.34
Other securities[a]		58,160,678	1.23

		89,861,858	1.91

AGRICULTURE
Other securities[a]		23,654,374	0.50

		23,654,374	0.50

AIRLINES
Alaska Air Group Inc.[b]	255,324	16,192,648	0.34
Other securities[a]		41,937,011	0.90

		58,129,659	1.24

APPAREL
Other securities[a]		40,463,425	0.86

		40,463,425	0.86

AUTO MANUFACTURERS
Other securities[a]		8,576,985	0.18

		8,576,985	0.18

AUTO PARTS & EQUIPMENT
Other securities[a]		31,783,802	0.68

		31,783,802	0.68

BANKS
FirstMerit Corp.	814,928	13,902,672	0.30
Prosperity Bancshares Inc.	352,524	15,077,452	0.32
SVB Financial Group[b]	315,619	17,968,190	0.38
Other securities[a]		437,789,798	9.32

		484,738,112	10.32

BEVERAGES
Other securities[a]		988,982	0.02

		988,982	0.02

BIOTECHNOLOGY
Other securities[a]		22,328,908	0.48

		22,328,908	0.48

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$33,894,012	0.72%

		33,894,012	0.72

CHEMICALS
W.R. Grace & Co.[b]	462,795	17,720,421	0.38
Other securities[a]		101,713,135	2.16

		119,433,556	2.54

COAL
Patriot Coal Corp.[b]	590,913	15,263,283	0.33
Other securities[a]		16,608,622	0.35

		31,871,905	0.68

COMMERCIAL SERVICES
HealthSpring Inc.[b]	438,152	16,373,740	0.35
Rent-A-Center Inc.	497,592	17,370,937	0.37
United Rentals Inc.[b]	457,069	15,211,256	0.32
Other securities[a]		122,170,013	2.60

		171,125,946	3.64

COMPUTERS
Other securities[a]		77,841,281	1.66

		77,841,281	1.66

COSMETICS & PERSONAL CARE
Other securities[a]		6,186,160	0.13

		6,186,160	0.13

DISTRIBUTION & WHOLESALE
Other securities[a]		19,218,925	0.41

		19,218,925	0.41

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		86,565,588	1.84

		86,565,588	1.84

ELECTRIC
Cleco Corp.	458,900	15,735,681	0.34
IDACORP Inc.	363,728	13,858,037	0.30
Portland General Electric Co.	569,255	13,531,191	0.29
Other securities[a]		114,175,496	2.42

		157,300,405	3.35

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		29,188,911	0.62

		29,188,911	0.62

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$105,054,725	2.24%

		105,054,725	2.24

ENERGY – ALTERNATE SOURCES
Other securities[a]		5,649,488	0.12

		5,649,488	0.12

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	501,428	15,529,225	0.33
Other securities[a]		29,179,491	0.62

		44,708,716	0.95

ENTERTAINMENT
Other securities[a]		44,950,765	0.96

		44,950,765	0.96

ENVIRONMENTAL CONTROL
Other securities[a]		13,666,439	0.29

		13,666,439	0.29

FOOD
TreeHouse Foods Inc.[b]	262,924	14,952,488	0.32
Other securities[a]		70,287,862	1.50

		85,240,350	1.82

FOREST PRODUCTS & PAPER
Other securities[a]		57,664,774	1.23

		57,664,774	1.23

GAS
Nicor Inc.	342,317	18,382,423	0.39
Piedmont Natural Gas Co.	542,488	16,464,511	0.35
WGL Holdings Inc.	382,985	14,936,415	0.32
Other securities[a]		55,855,488	1.19

		105,638,837	2.25

HAND & MACHINE TOOLS
Other securities[a]		675,121	0.01

		675,121	0.01

HEALTH CARE – PRODUCTS
Other securities[a]		41,204,594	0.88

		41,204,594	0.88

HEALTH CARE – SERVICES
AMERIGROUP Corp.[b]	340,125	21,853,031	0.47
Other securities[a]		94,350,447	2.00

		116,203,478	2.47

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$1,876,353	0.04%

		1,876,353	0.04

HOME BUILDERS
Other securities[a]		23,386,998	0.50

		23,386,998	0.50

HOME FURNISHINGS
Other securities[a]		15,219,273	0.32

		15,219,273	0.32

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		34,734,418	0.74

		34,734,418	0.74

HOUSEWARES
Other securities[a]		3,515,321	0.07

		3,515,321	0.07

INSURANCE
Alterra Capital Holdings Ltd.	639,947	14,296,416	0.30
MGIC Investment Corp.[b,c]	1,515,796	13,475,426	0.29
ProAssurance Corp.[b]	232,321	14,722,182	0.31
Other securities[a]		198,983,510	4.24

		241,477,534	5.14

INTERNET
Other securities[a]		52,969,360	1.13

		52,969,360	1.13

INVESTMENT COMPANIES
American Capital Ltd.[b]	2,567,415	25,417,408	0.54
Apollo Investment Corp.	1,465,776	17,677,259	0.38
BlackRock Kelso Capital Corp.[d]	541,091	5,481,252	0.12
PennyMac Mortgage Investment Trust[d]	209,864	3,859,399	0.08
Other securities[a]		52,169,094	1.11

		104,604,412	2.23

IRON & STEEL
Other securities[a]		7,662,762	0.16

		7,662,762	0.16

LEISURE TIME
Other securities[a]		7,681,694	0.16

		7,681,694	0.16

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$26,529,163	0.57%

		26,529,163	0.57

MACHINERY
Other securities[a]		45,616,195	0.97

		45,616,195	0.97

MACHINERY – DIVERSIFIED
Other securities[a]		11,938,451	0.25

		11,938,451	0.25

MANUFACTURING
Other securities[a]		56,407,833	1.20

		56,407,833	1.20

MEDIA
Other securities[a]		29,525,748	0.63

		29,525,748	0.63

METAL FABRICATE & HARDWARE
Other securities[a]		40,907,072	0.87

		40,907,072	0.87

MINING
Coeur d’Alene Mines Corp.[b]	622,452	21,648,881	0.46
Hecla Mining Co.[b,c]	2,102,077	19,086,859	0.41
Thompson Creek Metals Co. Inc.[b]	1,110,872	13,930,335	0.30
Other securities[a]		43,727,466	0.93

		98,393,541	2.10

OFFICE FURNISHINGS
Other securities[a]		5,865,577	0.13

		5,865,577	0.13

OIL & GAS
Berry Petroleum Co. Class A	386,613	19,504,626	0.42
Bill Barrett Corp.[b]	347,339	13,862,299	0.30
Swift Energy Co.[b]	317,031	13,530,883	0.29
Other securities[a]		135,242,788	2.87

		182,140,596	3.88

OIL & GAS SERVICES
Complete Production Services Inc.[b]	587,843	18,699,286	0.40
Helix Energy Solutions Group Inc.[b]	790,715	13,600,298	0.29
Key Energy Services Inc.[b]	893,519	13,894,220	0.30

Security	Shares	Value	% of Net Assets
Other securities[a]		$73,973,634	1.57%

		120,167,438	2.56

PACKAGING & CONTAINERS
Other securities[a]		14,544,525	0.31

		14,544,525	0.31

PHARMACEUTICALS
Medicis Pharmaceutical
Corp. Class A	455,869	14,606,043	0.31
Other securities[a]		37,684,862	0.80

		52,290,905	1.11

REAL ESTATE
Other securities[a]		38,082,469	0.81

		38,082,469	0.81

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.[c]	493,567	16,287,711	0.35
American Capital Agency Corp.[c]	941,922	27,447,607	0.58
BioMed Realty Trust Inc.	989,273	18,815,972	0.40
CBL & Associates Properties Inc.[c]	1,043,961	18,185,801	0.39
DiamondRock Hospitality Co.[c]	1,252,075	13,985,678	0.30
Entertainment Properties Trust	351,510	16,457,698	0.35
Extra Space Storage Inc.	659,454	13,657,292	0.29
Hatteras Financial Corp.	548,511	15,424,129	0.33
Highwoods Properties Inc.[c]	540,416	18,919,964	0.40
Kilroy Realty Corp.	410,730	15,948,646	0.34
LaSalle Hotel Properties[c]	572,574	15,459,498	0.33
MFA Financial Inc.	2,617,477	21,463,311	0.46
National Retail Properties Inc.	629,979	16,461,351	0.35
Post Properties Inc.[c]	367,557	14,426,612	0.31
Other securities[a]		381,136,899	8.11

		624,078,169	13.29

RETAIL
Other securities[a]		197,290,001	4.20

		197,290,001	4.20

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$95,036,890	2.02%

		95,036,890	2.02

SEMICONDUCTORS
Other securities[a]		85,452,364	1.82

		85,452,364	1.82

SOFTWARE
Other securities[a]		58,002,167	1.24

		58,002,167	1.24

STORAGE & WAREHOUSING
Other securities[a]		6,610,352	0.14

		6,610,352	0.14

TELECOMMUNICATIONS
Other securities[a]		110,246,540	2.35

		110,246,540	2.35

TEXTILES
Other securities[a]		10,326,746	0.22

		10,326,746	0.22

TOYS, GAMES & HOBBIES
Other securities[a]		8,461,675	0.18

		8,461,675	0.18

TRANSPORTATION
Atlas Air Worldwide Holdings Inc.[b]	195,303	13,616,525	0.29
Other securities[a]		102,076,856	2.17

		115,693,381	2.46

TRUCKING & LEASING
Other securities[a]		19,038,043	0.41

		19,038,043	0.41

VENTURE CAPITAL
Other securities[a]		768,741	0.02

		768,741	0.02

WATER
Other securities[a]		25,738,849	0.55

		25,738,849	0.55

TOTAL COMMON STOCKS
(Cost: $4,517,509,486)		4,688,061,261	99.82

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%[d,e,f]	324,928,011	$324,928,011	6.92%
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%[d,e,f]	44,547,806	44,547,806	0.95
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[d,e]	4,169,710	4,169,710	0.09

		373,645,527	7.96

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,645,527)		373,645,527	7.96

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,891,155,013)		5,061,706,788	107.78
Other Assets, Less Liabilities		(365,337,469)	(7.78)

NET ASSETS		$4,696,369,319	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$15,303,787	$332,467,815	$203,720,193
Affiliated issuers (Note 2)	99,724	627,880	2,327,568

Total cost of investments	$15,403,511	$333,095,695	$206,047,761

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$15,032,975	$369,858,124	$225,578,312
Affiliated issuers (Note 2)	97,126	659,934	2,419,760

Total fair value of investments	15,130,101	370,518,058	227,998,072
Receivables:
Investment securities sold	19,509	644,509	201,610
Dividends and interest	41,543	421,432	327,391

Total Assets	15,191,153	371,583,999	228,527,073

LIABILITIES
Payables:
Investment securities purchased	31,638	797,661	314,238
Investment advisory fees (Note 2)	4,006	60,385	37,577

Total Liabilities	35,644	858,046	351,815

NET ASSETS	$15,155,509	$370,725,953	$228,175,258

Net assets consist of:
Paid-in capital	$15,453,469	$337,558,977	$209,945,658
Undistributed net investment income	4,575	60,178	98,646
Accumulated net realized loss	(29,125)	(4,315,565)	(3,819,357)
Net unrealized appreciation (depreciation)	(273,410)	37,422,363	21,950,311

NET ASSETS	$15,155,509	$370,725,953	$228,175,258

Shares outstanding[a]	500,000	11,800,000	7,750,000

Net asset value per share	$30.31	$31.42	$29.44

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$6,976,804,294	$11,594,416,588	$11,498,749,417
Affiliated issuers (Note 2)	112,702,103	331,939,924	311,386,080

Total cost of investments	$7,089,506,397	$11,926,356,512	$11,810,135,497

Investments in securities, at fair value (including securities on loana)
(Note 1):
Unaffiliated issuers	$7,047,930,727	$13,550,472,347	$11,929,858,684
Affiliated issuers (Note 2)	112,729,699	332,485,673	312,462,503

Total fair value of investments	7,160,660,426	13,882,958,020	12,242,321,187
Receivables:
Investment securities sold	11,644,064	21,421,554	16,663,528
Due from custodian (Note 4)	12,612	9,957	–
Dividends and interest	8,835,650	13,429,515	17,713,989
Capital shares sold	–	112,659	89,647

Total Assets	7,181,152,752	13,917,931,705	12,276,788,351

LIABILITIES
Payables:
Investment securities purchased	18,992,829	35,614,615	28,951,954
Collateral for securities on loan (Note 5)	78,175,323	306,223,268	218,185,641
Capital shares redeemed	175,567	205,446	51,227
Investment advisory fees (Note 2)	899,414	2,281,912	1,996,719

Total Liabilities	98,243,133	344,325,241	249,185,541

NET ASSETS	$7,082,909,619	$13,573,606,464	$12,027,602,810

Net assets consist of:
Paid-in capital	$7,466,816,290	$14,476,272,027	$13,639,454,867
Undistributed net investment income	288,549	243,294	563,849
Accumulated net realized loss	(455,349,249)	(2,859,510,365)	(2,044,601,596)
Net unrealized appreciation	71,154,029	1,956,601,508	432,185,690

NET ASSETS	$7,082,909,619	$13,573,606,464	$12,027,602,810

Shares outstanding[b]	95,900,000	224,450,000	175,150,000

Net asset value per share	$73.86	$60.47	$68.67

[a]	Securities on loan with values of $76,598,234, $299,286,999 and $212,623,992, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$19,820,630,238	$4,062,815,686	$4,507,623,510
Affiliated issuers (Note 2)	1,596,216,406	418,226,089	383,531,503

Total cost of investments	$21,416,846,644	$4,481,041,775	$4,891,155,013

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$17,597,778,668	$4,429,117,753	$4,678,720,610
Affiliated issuers (Note 2)	1,594,130,029	418,226,089	382,986,178

Total fair value of investments	19,191,908,697	4,847,343,842	5,061,706,788
Cash	18,050	–	416
Receivables:
Investment securities sold	123,488,771	24,142,847	45,782,030
Due from custodian (Note 4)	1,182,416	5,828	–
Dividends and interest	18,498,534	1,408,224	8,995,507
Capital shares sold	12,222,591	253,474	298,873

Total Assets	19,347,319,059	4,873,154,215	5,116,783,614

LIABILITIES
Payables:
Investment securities purchased	142,331,176	24,374,191	49,969,827
Collateral for securities on loan (Note 5)	1,560,309,821	416,311,357	369,475,817
Capital shares redeemed	9,796,248	63,475	–
Investment advisory fees (Note 2)	2,726,558	858,197	968,651

Total Liabilities	1,715,163,803	441,607,220	420,414,295

NET ASSETS	$17,632,155,256	$4,431,546,995	$4,696,369,319

Net assets consist of:
Paid-in capital	$21,891,922,320	$5,340,132,760	$5,494,345,156
Distributions in excess of net investment income	(149,481)	(118,018)	(1,504,460)
Accumulated net realized loss	(2,034,679,636)	(1,274,769,814)	(967,023,152)
Net unrealized appreciation (depreciation)	(2,224,937,947)	366,302,067	170,551,775

NET ASSETS	$17,632,155,256	$4,431,546,995	$4,696,369,319

Shares outstanding[b]	209,350,000	46,450,000	62,250,000

Net asset value per share	$84.22	$95.40	$75.44

[a]	Securities on loan with values of $1,512,919,199, $402,874,678 and $357,008,345, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$244,351	$4,134,639	$4,379,980
Dividends from affiliated issuers (Note 2)	891	4,953	15,832
Interest from affiliated issuers (Note 2)	15	305	260

Total investment income	245,257	4,139,897	4,396,072

EXPENSES
Investment advisory fees (Note 2)	17,926	471,600	369,721

Total expenses	17,926	471,600	369,721

Net investment income	227,331	3,668,297	4,026,351

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(61,207)	(4,619,927)	(4,169,342)
Investments in affiliated issuers (Note 2)	1,144	(10,398)	21,305
In-kind redemptions	977,269	4,002,747	3,006,907

Net realized gain (loss)	917,206	(627,578)	(1,141,130)

Net change in unrealized appreciation/depreciation	(782,588)	35,349,755	20,485,660

Net realized and unrealized gain	134,618	34,722,177	19,344,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$361,949	$38,390,474	$23,370,881

[a]	Net of foreign withholding tax of $111, $985 and $1,550, respectively.

See notes to financial statements.

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$115,139,403	$182,989,211	$227,308,133
Dividends from affiliated issuers (Note 2)	213,686	151,077	579,731
Interest from unaffiliated issuers	4,101	5,458	7,145
Interest from affiliated issuers (Note 2)	7,925	14,514	13,852
Securities lending income from affiliated issuers (Note 2)	568,297	1,099,742	1,221,322

Total investment income	115,933,412	184,260,002	229,130,183

EXPENSES
Investment advisory fees (Note 2)	8,778,698	23,214,029	19,334,191

Total expenses	8,778,698	23,214,029	19,334,191

Net investment income	107,154,714	161,045,973	209,795,992

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(146,209,628)	(460,199,617)	(288,560,829)
Investments in affiliated issuers (Note 2)	427,198	204,780	713,863
In-kind redemptions	203,976,903	504,786,468	336,565,523

Net realized gain	58,194,473	44,791,631	48,718,557

Net change in unrealized appreciation/depreciation	791,231,495	1,734,450,931	1,159,933,223

Net realized and unrealized gain	849,425,968	1,779,242,562	1,208,651,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$956,580,682	$1,940,288,535	$1,418,447,772

[a]	Net of foreign withholding tax of $28,172, $44,109 and $53,479, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)
iSHARES® TRUST

Year ended March 31, 2011

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$181,966,505	$24,463,828	$76,208,087
Dividends from affiliated issuers (Note 2)	1,256,340	–	727,762
Interest from affiliated issuers (Note 2)	20,751	5,619	7,163
Securities lending income from affiliated issuers (Note 2)	19,586,622	6,475,963	3,605,310

Total investment income	202,830,218	30,945,410	80,548,322

EXPENSES
Investment advisory fees (Note 2)	29,322,997	8,697,367	10,768,852

Total expenses	29,322,997	8,697,367	10,768,852

Net investment income	173,507,221	22,248,043	69,779,470

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,024,259,079)	(321,502,243)	(224,388,677)
Investments in affiliated issuers (Note 2)	1,283,468	–	207,107
In-kind redemptions	2,717,110,909	588,910,646	418,502,073
Foreign currency transactions	116	40	25

Net realized gain	1,694,135,414	267,408,443	194,320,528

Net change in unrealized appreciation/depreciation	1,066,710,284	651,221,273	528,308,433

Net realized and unrealized gain	2,760,845,698	918,629,716	722,628,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,934,352,919	$940,877,759	$792,408,431

[a]	Net of foreign withholding tax of $10,980, $ – and $4,504, respectively.

See notes to financial statements.

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund		iShares Russell Top 200 Growth Index Fund
	Year ended March 31, 2011	Period from September 22, 2009[a] to March 31, 2010	Year ended March 31, 2011	Period from September 22, 2009[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$227,331	$57,409	$3,668,297	$145,915
Net realized gain (loss)	917,206	103,749	(627,578)	109,211
Net change in unrealized appreciation/depreciation	(782,588)	509,178	35,349,755	2,072,608

Net increase in net assets resulting from operations	361,949	670,336	38,390,474	2,327,734

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(225,594)	(54,571)	(3,637,554)	(116,480)

Total distributions to shareholders	(225,594)	(54,571)	(3,637,554)	(116,480)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,649,533	7,515,352	200,295,247	154,494,678
Cost of shares redeemed	(26,450,797)	(1,310,699)	(19,692,568)	(1,335,578)

Net increase in net assets from capital share transactions	8,198,736	6,204,653	180,602,679	153,159,100

INCREASE IN NET ASSETS	8,335,091	6,820,418	215,355,599	155,370,354

NET ASSETS
Beginning of period	6,820,418	–	155,370,354	–

End of period	$15,155,509	$6,820,418	$370,725,953	$155,370,354

Undistributed net investment income included in net assets at end of period	$4,575	$2,838	$60,178	$29,435

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	300,000	6,850,000	5,650,000
Shares redeemed	(900,000)	(50,000)	(650,000)	(50,000)

Net increase in shares outstanding	250,000	250,000	6,200,000	5,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund		iShares Russell 1000 Index Fund
	Year ended March 31, 2011	Period from September 22, 2009[a] to March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,026,351	$179,108	$107,154,714	$93,687,396
Net realized gain (loss)	(1,141,130)	83,477	58,194,473	12,832,120
Net change in unrealized appreciation/depreciation	20,485,660	1,464,651	791,231,495	1,801,178,773

Net increase in net assets resulting from operations	23,370,881	1,727,236	956,580,682	1,907,698,289

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,990,419)	(116,394)	(108,652,422)	(92,705,711)

Total distributions to shareholders	(3,990,419)	(116,394)	(108,652,422)	(92,705,711)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,614,208	148,936,642	2,106,091,461	1,416,701,258
Cost of shares redeemed	(21,039,233)	(1,327,663)	(1,249,849,633)	(1,753,222,717)

Net increase (decrease) in net assets from capital share transactions	59,574,975	147,608,979	856,241,828	(336,521,459)

INCREASE IN NET ASSETS	78,955,437	149,219,821	1,704,170,088	1,478,471,119

NET ASSETS
Beginning of period	149,219,821	–	5,378,739,531	3,900,268,412

End of period	$228,175,258	$149,219,821	$7,082,909,619	$5,378,739,531

Undistributed net investment income included in net assets at end of period	$98,646	$62,714	$288,549	$1,786,339

SHARES ISSUED AND REDEEMED
Shares sold	2,950,000	5,600,000	31,850,000	24,650,000
Shares redeemed	(750,000)	(50,000)	(19,250,000)	(31,050,000)

Net increase (decrease) in shares outstanding	2,200,000	5,550,000	12,600,000	(6,400,000)

[a]	Commencement of operations.

See notes to financial statements.

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$161,045,973	$157,635,871	$209,795,992	$186,757,345
Net realized gain (loss)	44,791,631	(1,212,907,642)	48,718,557	(963,396,013)
Net change in unrealized appreciation/depreciation	1,734,450,931	5,034,514,105	1,159,933,223	4,019,055,320

Net increase in net assets resulting from operations	1,940,288,535	3,979,242,334	1,418,447,772	3,242,416,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(164,452,609)	(156,680,638)	(212,245,294)	(183,744,194)

Total distributions to shareholders	(164,452,609)	(156,680,638)	(212,245,294)	(183,744,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,153,603,968	1,544,296,872	3,609,019,632	1,187,274,750
Cost of shares redeemed	(2,759,937,977)	(2,388,709,893)	(2,050,778,256)	(1,147,477,914)

Net increase (decrease) in net assets from capital share transactions	393,665,991	(844,413,021)	1,558,241,376	39,796,836

INCREASE IN NET ASSETS	2,169,501,917	2,978,148,675	2,764,443,854	3,098,469,294

NET ASSETS
Beginning of year	11,404,104,547	8,425,955,872	9,263,158,956	6,164,689,662

End of year	$13,573,606,464	$11,404,104,547	$12,027,602,810	$9,263,158,956

Undistributed net investment income included in net assets at end of year	$243,294	$3,650,122	$563,849	$3,013,151

SHARES ISSUED AND REDEEMED
Shares sold	57,950,000	33,050,000	57,600,000	22,100,000
Shares redeemed	(52,900,000)	(52,300,000)	(34,150,000)	(21,700,000)

Net increase (decrease) in shares outstanding	5,050,000	(19,250,000)	23,450,000	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$173,507,221	$145,735,248	$22,248,043	$19,564,832
Net realized gain (loss)	1,694,135,414	437,059,715	267,408,443	(387,705,851)
Net change in unrealized appreciation/depreciation	1,066,710,284	4,375,976,963	651,221,273	1,673,437,565

Net increase in net assets resulting from operations	2,934,352,919	4,958,771,926	940,877,759	1,305,296,546

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(193,512,817)	(149,984,367)	(23,910,818)	(20,434,954)

Total distributions to shareholders	(193,512,817)	(149,984,367)	(23,910,818)	(20,434,954)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	91,323,202,012	60,090,328,639	3,673,483,872	2,242,488,696
Cost of shares redeemed	(89,675,680,947)	(59,491,025,356)	(3,655,910,300)	(2,187,715,110)

Net increase in net assets from capital share transactions	1,647,521,065	599,303,283	17,573,572	54,773,586

INCREASE IN NET ASSETS	4,388,361,167	5,408,090,842	934,540,513	1,339,635,178

NET ASSETS
Beginning of year	13,243,794,089	7,835,703,247	3,497,006,482	2,157,371,304

End of year	$17,632,155,256	$13,243,794,089	$4,431,546,995	$3,497,006,482

Distributions in excess of net investment income included in net assets at end of year	$(149,481)	$(11,114)	$(118,018)	$–

SHARES ISSUED AND REDEEMED
Shares sold	1,287,250,000	1,042,200,000	46,200,000	35,000,000
Shares redeemed	(1,273,100,000)	(1,032,450,000)	(47,450,000)	(34,150,000)

Net increase (decrease) in shares outstanding	14,150,000	9,750,000	(1,250,000)	850,000

See notes to financial statements.

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,779,470	$61,035,866
Net realized gain (loss)	194,320,528	(540,385,074)
Net change in unrealized appreciation/depreciation	528,308,433	2,081,641,184

Net increase in net assets resulting from operations	792,408,431	1,602,291,976

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,761,506)	(63,088,990)

Total distributions to shareholders	(79,761,506)	(63,088,990)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,170,102,675	1,441,797,859
Cost of shares redeemed	(2,377,307,303)	(1,346,705,068)

Net increase (decrease) in net assets from capital share transactions	(207,204,628)	95,092,791

INCREASE IN NET ASSETS	505,442,297	1,634,295,777

NET ASSETS
Beginning of year	4,190,927,022	2,556,631,245

End of year	$4,696,369,319	$4,190,927,022

Distributions in excess of net investment income included in net assets at end of year	$(1,504,460)	$(390,217)

SHARES ISSUED AND REDEEMED
Shares sold	32,850,000	25,900,000
Shares redeemed	(36,250,000)	(25,000,000)

Net increase (decrease) in shares outstanding	(3,400,000)	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Index Fund
	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.53	0.27
Net realized and unrealized gain[c]	3.07	2.10

Total from investment operations	3.60	2.37

Less distributions from:
Net investment income	(0.57)	(0.25)

Total distributions	(0.57)	(0.25)

Net asset value, end of period	$30.31	$27.28

Total return	13.46%	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,156	$6,820
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.90%	2.03%
Portfolio turnover rate[f]	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth Index Fund
	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.44	0.23
Net realized and unrealized gain[c]	3.65	2.62

Total from investment operations	4.09	2.85

Less distributions from:
Net investment income	(0.41)	(0.18)

Total distributions	(0.41)	(0.18)

Net asset value, end of period	$31.42	$27.74

Total return	14.95%	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$370,726	$155,370
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.56%	1.67%
Portfolio turnover rate[f]	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value Index Fund
	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.58	0.33
Net realized and unrealized gain[c]	2.53	1.55

Total from investment operations	3.11	1.88

Less distributions from:
Net investment income	(0.56)	(0.23)

Total distributions	(0.56)	(0.23)

Net asset value, end of period	$29.44	$26.89

Total return	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.18%	2.41%
Portfolio turnover rate[f]	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$64.57	$43.48	$71.98	$77.44	$70.54

Income from investment operations:
Net investment income[a]	1.21	1.10	1.33	1.38	1.29
Net realized and unrealized gain (loss)[b]	9.29	21.08	(28.60)	(5.51)	6.87

Total from investment operations	10.50	22.18	(27.27)	(4.13)	8.16

Less distributions from:
Net investment income	(1.21)	(1.09)	(1.23)	(1.33)	(1.26)

Total distributions	(1.21)	(1.09)	(1.23)	(1.33)	(1.26)

Net asset value, end of year	$73.86	$64.57	$43.48	$71.98	$77.44

Total return	16.54%	51.34%	(38.21)%	(5.47)%	11.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,082,910	$5,378,740	$3,900,268	$3,710,393	$3,221,637
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.83%	1.96%	2.38%	1.74%	1.76%
Portfolio turnover rate[c]	7%	6%	8%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$51.98	$35.31	$54.56	$55.59	$52.55

Income from investment operations:
Net investment income[a]	0.74	0.69	0.64	0.59	0.58
Net realized and unrealized gain (loss)[b]	8.51	16.67	(19.27)	(1.05)	2.99

Total from investment operations	9.25	17.36	(18.63)	(0.46)	3.57

Less distributions from:
Net investment income	(0.76)	(0.69)	(0.62)	(0.57)	(0.53)

Total distributions	(0.76)	(0.69)	(0.62)	(0.57)	(0.53)

Net asset value, end of year	$60.47	$51.98	$35.31	$54.56	$55.59

Total return	18.01%	49.42%	(34.32)%	(0.91)%	6.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,573,606	$11,404,105	$8,425,956	$12,857,853	$8,496,708
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.39%	1.53%	1.41%	1.00%	1.10%
Portfolio turnover rate[c]	24%	19%	22%	16%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$61.06	$40.74	$72.99	$83.15	$72.90

Income from investment operations:
Net investment income[a]	1.34	1.24	1.80	1.99	1.83
Net realized and unrealized gain (loss)[b]	7.60	20.30	(32.31)	(10.19)	10.17

Total from investment operations	8.94	21.54	(30.51)	(8.20)	12.00

Less distributions from:
Net investment income	(1.33)	(1.22)	(1.74)	(1.96)	(1.73)
Return of capital	–	–	–	–	(0.02)

Total distributions	(1.33)	(1.22)	(1.74)	(1.96)	(1.75)

Net asset value, end of year	$68.67	$61.06	$40.74	$72.99	$83.15

Total return	14.95%	53.28%	(42.35)%	(10.09)%	16.63%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,027,603	$9,263,159	$6,164,690	$8,327,632	$9,516,058
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.17%	2.33%	3.16%	2.41%	2.34%
Portfolio turnover rate[c]	24%	24%	22%	14%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$67.85	$42.25	$68.58	$79.47	$75.98

Income from investment operations:
Net investment income[a]	0.84	0.74	0.96	0.94	0.80
Net realized and unrealized gain (loss)[b]	16.42	25.61	(26.38)	(11.10)	3.51

Total from investment operations	17.26	26.35	(25.42)	(10.16)	4.31

Less distributions from:
Net investment income	(0.89)	(0.75)	(0.91)	(0.72)	(0.74)
Return of capital	–	–	–	(0.01)	(0.08)

Total distributions	(0.89)	(0.75)	(0.91)	(0.73)	(0.82)

Net asset value, end of year	$84.22	$67.85	$42.25	$68.58	$79.47

Total return	25.68%	62.62%	(37.33)%	(12.89)%	5.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$17,632,155	$13,243,794	$7,835,703	$10,331,479	$8,049,901
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.18%	1.28%	1.68%	1.21%	1.07%
Portfolio turnover rate[c]	20%	22%	21%	11%	25%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$73.31	$46.05	$72.89	$80.63	$79.83

Income from investment operations:
Net investment income[a]	0.50	0.41	0.51	0.51	0.26
Net realized and unrealized gain (loss)[b]	22.12	27.27	(26.84)	(7.73)	0.83

Total from investment operations	22.62	27.68	(26.33)	(7.22)	1.09

Less distributions from:
Net investment income	(0.53)	(0.42)	(0.51)	(0.48)	(0.29)
Return of capital	–	–	–	(0.04)	–

Total distributions	(0.53)	(0.42)	(0.51)	(0.52)	(0.29)

Net asset value, end of year	$95.40	$73.31	$46.05	$72.89	$80.63

Total return	31.01%	60.21%	(36.24)%	(9.03)%	1.38%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,431,547	$3,497,006	$2,157,371	$2,638,494	$3,051,673
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.64%	0.65%	0.83%	0.62%	0.34%
Portfolio turnover rate[c]	36%	36%	47%	32%	43%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of year	$63.84	$39.48	$66.07	$80.91	$74.72

Income from investment operations:
Net investment income[a]	1.06	0.96	1.31	1.34	1.24
Net realized and unrealized gain (loss)[b]	11.78	24.40	(26.58)	(14.89)	6.22

Total from investment operations	12.84	25.36	(25.27)	(13.55)	7.46

Less distributions from:
Net investment income	(1.24)	(1.00)	(1.32)	(1.29)	(1.27)

Total distributions	(1.24)	(1.00)	(1.32)	(1.29)	(1.27)

Net asset value, end of year	$75.44	$63.84	$39.48	$66.07	$80.91

Total return	20.42%	64.65%	(38.70)%	(16.94)%	10.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,696,369	$4,190,927	$2,556,631	$3,323,412	$4,486,545
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.62%	1.79%	2.39%	1.77%	1.63%
Portfolio turnover rate[c]	32%	38%	32%	28%	36%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value and iShares Russell 1000 Growth Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

74	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3		Total

Russell Top 200
Common Stocks	$15,115,775	$–	$–		$15,115,775
Short-Term Investments	14,326	–	–		14,326

	$15,130,101	$–	$–		$15,130,101

Russell Top 200 Growth
Common Stocks	$370,337,935	$–	$–		$370,337,935
Short-Term Investments	180,123	–	–		180,123

	$370,518,058	$–	$–		$370,518,058

Russell Top 200 Value
Common Stocks	$227,823,338	$–	$–		$227,823,338
Short-Term Investments	174,734	–	–		174,734

	$227,998,072	$–	$–		$227,998,072

Russell 1000
Common Stocks	$7,074,633,173	$–	$4,143		$7,074,637,316
Short-Term Investments	86,023,110	–	–		86,023,110

	$7,160,656,283	$–	$4,143		$7,160,660,426

Russell 1000 Growth
Common Stocks	$13,562,950,133	$–	$11,166		$13,562,961,299
Short-Term Investments	319,996,721	–	–		319,996,721

	$13,882,946,854	$–	$11,166		$13,882,958,020

Russell 1000 Value
Common Stocks	$12,009,940,197	$–	$3,754		$12,009,943,951
Short-Term Investments	232,377,236	–	–		232,377,236

	$12,242,317,433	$–	$3,754		$12,242,321,187

Russell 2000
Common Stocks	$17,614,002,335	$–	$891,145		$17,614,893,480
Warrants	–	–	0	[a]	0	[a]
Short-Term Investments	1,577,015,217	–	–		1,577,015,217

	$19,191,017,552	$–	$891,145		$19,191,908,697

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3		Total

Russell 2000 Growth
Common Stocks	$4,428,831,641	$–	$286,112		$4,429,117,753
Warrants	–	–	0	[a]	0	[a]
Short-Term Investments	418,226,089	–	–		418,226,089

	$4,847,057,730	$–	$286,112		$4,847,343,842

Russell 2000 Value
Common Stocks	$4,687,912,541	$–	$148,720		$4,688,061,261
Short-Term Investments	373,645,527	–	–		373,645,527

	$5,061,558,068	$–	$148,720		$5,061,706,788

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell Top 200	$4,575	$(280,941)	$(21,594)	$(297,960)
Russell Top 200 Growth	60,178	37,001,599	(3,894,801)	33,166,976
Russell Top 200 Value	98,646	21,541,179	(3,410,225)	18,229,600
Russell 1000	287,811	(107,881,663)	(276,312,819)	(383,906,671)
Russell 1000 Growth	238,195	1,848,084,349	(2,750,988,107)	(902,665,563)
Russell 1000 Value	563,849	(25,989,117)	(1,586,426,789)	(1,611,852,057)

76	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell 2000	$–	$(2,361,613,690)	$(1,898,153,374)	$(4,259,767,064)
Russell 2000 Growth	–	331,253,974	(1,239,839,739)	(908,585,765)
Russell 2000 Value	–	36,800,180	(834,776,017)	(797,975,837)

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

From November 1, 2010 to March 31, 2011, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
Russell Top 200	$14,837
Russell 1000	737,262
Russell 2000	33,689,678
Russell 2000 Value	8,068,454

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$–	$–	$–	$–	$–	$–	$–	$6,757	$6,757
Russell Top 200 Growth	–	–	–	–	–	–	–	3,894,801	3,894,801
Russell Top 200 Value	–	–	–	–	–	–	–	3,410,225	3,410,225
Russell 1000	5,661,012	–	3,566,065	707,111	–	56,902,659	198,974,722	9,763,988	275,575,557

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell 1000 Growth	$23,134,640	$16,440,477	$76,953,145	$38,155,726	$–	$659,755,548	$1,537,593,620	$398,954,951	$2,750,988,107
Russell 1000 Value	6,460,764	–	9,884,283	1,336,109	5,258,431	322,089,146	1,093,415,117	147,982,939	1,586,426,789
Russell 2000	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	1,864,462,368
Russell 2000 Growth	4,816,733	24,718,345	39,417,433	–	10,051,978	291,496,992	592,964,832	276,373,290	1,239,839,603
Russell 2000 Value	–	–	11,905,952	–	10,549,418	119,082,747	571,795,686	113,368,565	826,702,368

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to the expiration of capital loss carryforwards, distributions paid in excess of taxable income, passive foreign investment companies, investments in regulated investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$15,411,042	$220,744	$(501,685)	$(280,941)
Russell Top 200 Growth	333,516,459	45,384,626	(8,383,027)	37,001,599
Russell Top 200 Value	206,456,893	25,231,497	(3,690,318)	21,541,179
Russell 1000	7,268,542,089	689,547,777	(797,429,440)	(107,881,663)
Russell 1000 Growth	12,034,873,671	2,478,759,694	(630,675,345)	1,848,084,349
Russell 1000 Value	12,268,310,304	1,419,524,086	(1,445,513,203)	(25,989,117)
Russell 2000	21,553,522,387	375,770,284	(2,737,383,974)	(2,361,613,690)
Russell 2000 Growth	4,516,089,868	700,231,797	(368,977,823)	331,253,974
Russell 2000 Value	5,024,906,608	638,730,789	(601,930,609)	36,800,180

78	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20

iShares Index Fund	Investment Advisory Fee
Russell 1000 Value	0.20%
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$306,006
Russell 1000 Growth	592,169
Russell 1000 Value	657,633
Russell 2000	10,546,643
Russell 2000 Growth	3,487,057
Russell 2000 Value	1,941,321

Cross trades for the year ended March 31, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

Russell Top 200
BlackRock Inc.	26	393	(270)	149	$29,951	$665	$(3,535)

PNC Financial Services Group Inc. (The)	424	1,940	(1,525)	839	52,849	226	4,679

					$82,800	$891	$1,144

Russell Top 200 Growth
BlackRock Inc.	437	2,165	(215)	2,387	$479,811	$4,953	$(10,398)

Russell Top 200 Value
BlackRock Inc.	777	2,567	(294)	3,050	$613,081	$7,038	$6,294

PNC Financial Services Group Inc. (The)	18,880	10,399	(3,371)	25,908	1,631,945	8,794	15,011

					$2,245,026	$15,832	$21,305

Russell 1000
BlackRock Inc.	14,732	39,041	(5,707)	48,066	$9,661,747	$115,232	$50,357

PNC Financial Services Group Inc. (The)	238,706	94,984	(63,094)	270,596	17,044,842	98,454	376,841

					$26,706,589	$213,686	$427,198

Russell 1000 Growth
BlackRock Inc.	21,001	48,589	(7,459)	62,131	$12,488,952	$151,077	$204,780

Russell 1000 Value
BlackRock Inc.	33,453	86,842	(11,938)	108,357	$21,780,841	$249,538	$(74,850)

PNC Financial Services Group Inc. (The)	822,919	323,146	(220,451)	925,614	58,304,426	330,193	788,713

					$80,085,267	$579,731	$713,863

Russell 2000
BlackRock Kelso Capital Corp.	161,799	5,342,391	(4,510,744)	993,446	$10,063,608	$987,629	$1,238,613

PennyMac Mortgage Investment Trust	190,113	1,677,737	(1,484,424)	383,426	7,051,204	268,711	44,855

					$17,114,812	$1,256,340	$1,283,468

80	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain

Russell 2000 Value
BlackRock Kelso Capital Corp.	95,140	707,440	(261,489)	541,091	$5,481,252	$564,554	$165,329

PennyMac Mortgage Investment Trust	103,766	185,733	(79,635)	209,864	3,859,399	163,208	41,778

					$9,340,651	$727,762	$207,107

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$802,272	$812,743
Russell Top 200 Growth	45,169,169	44,923,760
Russell Top 200 Value	44,744,983	44,727,958
Russell 1000	381,244,844	380,481,669
Russell 1000 Growth	2,750,492,898	2,743,009,998
Russell 1000 Value	2,327,287,991	2,330,116,432
Russell 2000	2,885,288,233	2,871,227,755
Russell 2000 Growth	1,244,983,222	1,241,569,832
Russell 2000 Value	1,396,711,143	1,396,107,818

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$34,581,208	$26,400,358
Russell Top 200 Growth	199,790,273	19,632,590
Russell Top 200 Value	80,393,066	20,967,701
Russell 1000	2,100,886,038	1,246,449,113
Russell 1000 Growth	3,146,053,183	2,753,179,094
Russell 1000 Value	3,597,289,969	2,043,202,711
Russell 2000	90,681,697,901	89,037,754,838
Russell 2000 Growth	3,661,079,789	3,642,485,163
Russell 2000 Value	2,148,043,243	2,353,411,751

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of March 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell Top 200 Index, iShares Russell Top 200 Growth Index, iShares Russell Top 200 Value Index, iShares Russell 1000 Index, iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Index, iShares Russell 2000 Growth Index, iShares Russell 2000 Value Index Funds (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2011 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell Top 200	80.22%

Russell Top 200 Growth	100.00

Russell Top 200 Value	100.00

Russell 1000	94.90

Russell 1000 Growth	97.94

iShares Index Fund	Dividends- Received Deduction

Russell 1000 Value	93.21%

Russell 2000	50.80

Russell 2000 Growth	93.53

Russell 2000 Value	59.76

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares Index Fund	Qualified Dividend Income

Russell Top 200	$213,809

Russell Top 200 Growth	3,637,554

Russell Top 200 Value	3,990,419

Russell 1000	108,652,422

Russell 1000 Growth	164,452,609

iShares Index Fund	Qualified Dividend Income

Russell 1000 Value	$212,245,294

Russell 2000	126,071,825

Russell 2000 Growth	23,516,262

Russell 2000 Value	55,870,895

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

84	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell Top 200	$0.57160	$–	$0.00264	$0.57424	100%	–%	0%[a]	100%
Russell Top 200 Growth	0.40382	–	0.00362	0.40744	99	–	1	100
Russell Top 200 Value	0.55563	–	0.00357	0.55920	99	–	1	100
Russell 1000	1.19488	–	0.01602	1.21090	99	–	1	100
Russell 1000 Growth	0.74375	–	0.01353	0.75728	98	–	2	100
Russell 1000 Value	1.30074	–	0.02622	1.32696	98	–	2	100
Russell 2000	0.83998	–	0.05066	0.89064	94	–	6	100
Russell 2000 Growth	0.48820	–	0.04302	0.53122	92	–	8	100
Russell 2000 Value	1.14828	–	0.08824	1.23652	93	–	7	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 Index Fund

Period Covered: October 1, 2009 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.79%
Between 0.5% and –0.5%	375	99.21

	378	100.00%

iShares Russell Top 200 Growth Index Fund

Period Covered: October 1, 2009 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53%
Between 0.5% and –0.5%	376	99.47

	378	100.00%

iShares Russell Top 200 Value Index Fund

Period Covered: October 1, 2009 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53%
Between 0.5% and –0.5%	376	99.47

	378	100.00%

86	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,300	98.47
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,320	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,301	98.56
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,320	100.00%

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,297	98.24
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	87

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,295	98.08
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,320	100.00%

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	4	0.30
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,294	98.00
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,320	100.00%

88	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	12	0.90
Between 0.5% and –0.5%	1,284	97.26
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	89

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007- 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

90	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

92	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	93

Notes:

94	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-35-0311

2011 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

MARCH 31, 2011

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iShares Russell 3000 Index Fund  |  IWV  |  NYSE Arca

iShares Russell 3000 Growth Index Fund  |  IWZ  |  NYSE Arca

iShares Russell 3000 Value Index Fund  |  IWW  |  NYSE Arca

iShares Russell Microcap Index Fund  |  IWC  |  NYSE Arca

iShares Russell Midcap Index Fund  |  IWR  |  NYSE Arca

iShares Russell Midcap Growth Index Fund  |  IWP  |  NYSE Arca

iShares Russell Midcap Value Index Fund  |  IWS  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	17.24%	17.23%	17.41%	2.84%	2.83%	2.95%	3.97%	3.91%	4.13%
Russell 3000 Growth	18.97%	18.97%	19.24%	4.11%	4.11%	4.32%	3.01%	2.95%	3.26%
Russell 3000 Value	15.36%	15.37%	15.60%	1.28%	1.28%	1.43%	4.66%	4.60%	4.87%

	Cumulative Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Ten Years Ended 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	17.24%	17.23%	17.41%	15.04%	14.97%	15.62%	47.60%	46.71%	49.93%
Russell 3000 Growth	18.97%	18.97%	19.24%	22.31%	22.33%	23.56%	34.56%	33.79%	37.81%
Russell 3000 Value	15.36%	15.37%	15.60%	6.54%	6.56%	7.34%	57.64%	56.79%	60.82%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 17.24%, while the total return for the Index was 17.41%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	19.90%

Financial	15.83

Technology	12.74

Energy	12.44

Industrial	12.00

Communications	10.83

Consumer Cyclical	9.09

Basic Materials	3.75

Utilities	3.27

Diversified	0.05

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.85%

Apple Inc.	2.11

Chevron Corp.	1.43

General Electric Co.	1.42

International Business Machines Corp.	1.39

Microsoft Corp.	1.29

JPMorgan Chase & Co.	1.22

AT&T Inc.	1.20

Procter & Gamble Co. (The)	1.18

Pfizer Inc.	1.09

TOTAL	15.18%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 18.97%, while the total return for the Growth Index was 19.24%.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Technology	21.89%

Consumer Non-Cyclical	20.05

Consumer Cyclical	13.77

Industrial	13.60

Energy	11.55

Communications	10.30

Financial	4.44

Basic Materials	4.22

Utilities	0.09

Diversified	0.01

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.20%

Apple Inc.	4.18

International Business Machines Corp.	2.76

Google Inc. Class A	1.88

Microsoft Corp.	1.71

Oracle Corp.	1.68

Schlumberger Ltd.	1.47

Coca-Cola Co. (The)	1.37

Philip Morris International Inc.	1.35

Cisco Systems Inc.	1.29

TOTAL	22.89%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 15.36%, while the total return for the Value Index was 15.60%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	27.46%

Consumer Non-Cyclical	19.75

Energy	13.32

Communications	11.37

Industrial	10.35

Utilities	6.50

Consumer Cyclical	4.30

Technology	3.43

Basic Materials	3.27

Diversified	0.10

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Chevron Corp.	2.74%

JPMorgan Chase & Co.	2.46

AT&T Inc.	2.43

Procter & Gamble Co. (The)	2.24

General Electric Co.	2.20

Pfizer Inc.	2.20

Wells Fargo & Co.	2.07

Berkshire Hathaway Inc. Class B	1.94

Johnson & Johnson	1.86

Bank of America Corp.	1.79

TOTAL	21.93%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period large-capitalization stocks lagged small- and mid-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered positive returns for the reporting period. The energy sector was the most significant contributor to index returns, benefiting from rising energy prices. The information technology sector, the largest sector in the Index at nearly 18% of the Index, experienced solid gains and contributed significantly to index returns. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well for the period. The telecommunications services and utilities sectors contributed relatively modest returns.

Within the Growth Index, sector performance was positive. At 31% of the Growth Index, the information technology sector made the largest sector contribution to index returns. The energy sector added meaningfully to index performance, as did industrials and consumer discretionary. The telecommunications services and utilities sectors, by comparison, made nearly flat contributions.

Within the Value Index, the largest contributor to index returns by far was the energy sector, which experienced robust gains and accounted for 13% of the Index. The industrials and health care sectors also delivered solid returns. The telecommunications services and utilities sectors both contributed modest results.

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of March 31, 2011

Average Annual Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.90%	25.03%	25.32%	(1.02)%	(1.04)%	(0.31)%	1.94%	1.90%	2.81%

Cumulative Total Returns

Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.90%	25.03%	25.32%	(4.98)%	(5.07)%	(1.54)%	11.41%	11.20%	16.89%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

*	Index performance reflects the Russell Microcap X™ index through July 1, 2006 and the Russell Microcap® index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.86%

Financial	21.90

Industrial	12.57

Technology	11.30

Communications	10.34

Consumer Cyclical	10.11

Energy	5.73

Basic Materials	3.78

Utilities	1.05

Diversified	0.17

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Acacia Research Corp.	0.44%

Kodiak Oil & Gas Corp.	0.42

Terremark Worldwide Inc.	0.39

Buckeye Technologies Inc.	0.37

ARIAD Pharmaceuticals Inc.	0.34

Stratasys Inc.	0.34

First Industrial Realty Trust Inc.	0.33

Glimcher Realty Trust	0.32

B&G Foods Inc. Class A	0.32

3D Systems Corp.	0.32

TOTAL	3.59%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $30 million to $374 million, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (“the reporting period”), the total return for the Fund was 24.90%, while the total return for the Index was 25.32%.

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period small-capitalization stocks outperformed their mid- and large-cap peers. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, all ten sectors delivered solid gains for the reporting period. Representing 20% of the Index, the information technology sector was the largest contributor to index returns. The industrials and health care sectors also contributed significantly to results. The energy sector logged the strongest absolute returns, benefiting from rising energy prices, and made a meaningful contribution to index gains. The telecommunications services and utilities sectors, which each accounted for only 1% of the Index, made modest contributions to index performance.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	24.08%	24.07%	24.27%	4.53%	4.52%	4.67%	7.94%	7.94%	8.09%
Russell Midcap Growth	26.33%	26.38%	26.60%	4.72%	4.72%	4.93%	6.02%	6.02%	6.26%
Russell Midcap Value	21.99%	22.04%	22.26%	3.91%	3.91%	4.04%	8.64%	8.64%	8.80%

	Cumulative Total Returns

	Year Ended 3/31/11			Five Years Ended 3/31/11			Inception to 3/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	24.08%	24.07%	24.27%	24.77%	24.74%	25.61%	110.02%	109.96%	112.72%
Russell Midcap Growth	26.33%	26.38%	26.60%	25.91%	25.93%	27.21%	76.44%	76.44%	80.26%
Russell Midcap Value	21.99%	22.04%	22.26%	21.16%	21.16%	21.91%	123.57%	123.58%	126.76%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Index includes equity securities issued by issuers which range in size between approximately $889 million and $12 billion, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2011 (the “reporting period”), the total return for the Fund was 24.08%, while the total return for the Index was 24.27%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	17.89%

Consumer Non-Cyclical	16.91

Industrial	14.08

Consumer Cyclical	11.37

Technology	10.81

Energy	9.98

Communications	7.25

Utilities	6.12

Basic Materials	5.31

Diversified	0.17

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Priceline.com Inc.	0.57%

Cummins Inc.	0.52

Peabody Energy Corp.	0.46

Eaton Corp.	0.44

NetApp Inc.	0.42

Spectra Energy Corp.	0.42

Aon Corp.	0.41

T. Rowe Price Group Inc.	0.41

CBS Corp. Class B NVS	0.40

Noble Energy Inc.	0.40

TOTAL	4.45%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 26.33%, while the total return for the Growth Index was 26.60%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.22%

Technology	17.82

Consumer Cyclical	16.81

Industrial	16.41

Communications	8.18

Energy	7.04

Financial	6.30

Basic Materials	5.87

Utilities	0.29

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Priceline.com Inc.	1.20%

Cummins Inc.	1.10

NetApp Inc.	0.88

T. Rowe Price Group Inc.	0.86

Coach Inc.	0.79

Agilent Technologies Inc.	0.78

Salesforce.com Inc.	0.76

Intuit Inc.	0.74

Marsh & McLennan Companies Inc.	0.74

Altera Corp.	0.70

TOTAL	8.55%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 21.99%, while the total return for the Value Index was 22.26%.

PORTFOLIO ALLOCATION As of 3/31/11
Sector*	Percentage of Net Assets
Financial	28.39%

Consumer Non-Cyclical	13.00

Energy	12.63

Industrial	11.95

Utilities	11.39

Consumer Cyclical	6.44

Communications	6.40

Basic Materials	4.81

Technology	4.48

Diversified	0.33

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/11
Security	Percentage of Net Assets
Peabody Energy Corp.	0.87%

Spectra Energy Corp.	0.79

Noble Energy Inc.	0.76

Valero Energy Corp.	0.76

Ingersoll-Rand PLC	0.70

FirstEnergy Corp.	0.70

SunTrust Banks Inc.	0.70

HCP Inc.	0.69

CBS Corp. Class B NVS	0.68

Equity Residential	0.67

TOTAL	7.32%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Equity markets delivered solid gains for the reporting period, posting double-digit returns for the second consecutive 12-month period. One reason for the market strength: improved corporate earnings as many companies successfully implemented cost cuts that translated into increased profit margins. Countering the promising earnings reports, however, sovereign debt problems in Europe and indications of a slowing U.S. economic recovery dampened investor confidence early in the reporting period. Unemployment rates remained stubbornly high, and consumer spending levels were low. As investors attempted to interpret conflicting data, markets endured volatility throughout the summer of 2010. By September 2010, though, encouraging economic data apparently assuaged concerns that the economy might lapse into a “double-dip” recession, and markets rallied. Further supporting market strength, the Federal Reserve Board launched an unprecedented second round of quantitative easing. Dubbed “QE2,” the injection of money, slated to end in June 2011, aimed to encourage spending and investment. Additionally, Congress voted to extend prevailing income tax rates through 2012, removing uncertainty about tax policy that had hindered financial markets. As investors gained confidence that the economic recovery could continue into 2011, markets continued an upward trajectory through the end of 2010.

The final months of the reporting period brought new challenges and corresponding high levels of volatility. Geopolitical unrest in Northern Africa and the Middle East included a civil war in Libya, which shut down oil supply from the country. Oil prices spiked amid concerns that the unrest might spread to other oil-producing countries. The sudden rise in oil prices, in turn, sparked worries that higher energy costs could dampen the global economic recovery. Just as market sentiment began to recover, a devastating earthquake and tsunami struck Japan, followed by a nuclear crisis. Oil prices sank and markets declined. As the Japanese yen surged, central banks responded swiftly. An injection of money from the Federal Reserve Board, the European Central Bank, and the Bank of Japan, followed by intervention by G7 nations to stabilize currency markets, restored calm to the markets. Markets rallied through the end of the reporting period, delivering healthy gains, as oil closed at a 52-week high.

During the course of the reporting period mid-capitalization stocks outperformed their large-cap peers, but lagged small-cap shares. As investors appeared willing to accept more risk, growth-oriented stocks generally outperformed their value-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered double digit gains for the reporting period. The consumer discretionary and industrials sectors, which are both sensitive to changes in the economic environment, were two of the larger contributors to the Index’s returns. The information technology also added significantly to Index gains, as did energy, which benefited from rising energy prices during the reporting period. The consumer staples and telecommunications services sectors, the two smallest sectors in the Index, contributed modestly, although both sectors enjoyed sound returns.

Within the Growth Index, all sectors achieved double-digit gains. At 23% and 19% of the Index, respectively, the information technology and consumer discretionary sectors both experienced solid gains during the reporting period and made the largest sector contributions to index returns. The industrials sector, at 15% of the Index, also added meaningfully to index performance. The telecommunications services and utilities sectors, the two smallest sectors in the Index, made negligible contributions.

Within the Value Index, every sector delivered double-digit gains. The two largest contributors to index returns were the energy and financials sectors. The economically sensitive industrials and consumer discretionary sectors also added meaningfully to index returns. The telecommunications services sector performed well, but made only a slight contribution to index returns as it represented only 2% of the Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
Russell 3000
Actual	$1,000.00	$1,185.70	0.20%	$1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,191.50	0.25	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 3000 Value
Actual	1,000.00	1,179.30	0.25	1.36
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell Microcap
Actual	1,000.00	1,271.90	0.60	3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/10)	Ending Account Value (3/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/10 to 3/31/11)
Russell Midcap
Actual	$1,000.00	$1,215.60	0.20%	$1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,228.10	0.25	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell Midcap Value
Actual	1,000.00	1,204.00	0.25	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,446,350	0.16%

		5,446,350	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	174,336	12,888,660	0.37
United Technologies Corp.	214,295	18,140,072	0.52
Other securities[a]		33,260,567	0.97

		64,289,299	1.86

AGRICULTURE
Altria Group Inc.	478,396	12,452,648	0.36
Philip Morris International Inc.	425,231	27,907,910	0.81
Other securities[a]		23,836,911	0.69

		64,197,469	1.86

AIRLINES
Other securities[a]		8,555,446	0.25

		8,555,446	0.25

APPAREL
Other securities[a]		20,864,834	0.60

		20,864,834	0.60

AUTO MANUFACTURERS
Ford Motor Co.[b]	842,679	12,564,344	0.36
Other securities[a]		6,621,527	0.20

		19,185,871	0.56

AUTO PARTS & EQUIPMENT
Other securities[a]		17,371,682	0.50

		17,371,682	0.50

BANKS
Bank of America Corp.	2,304,765	30,722,516	0.89
PNC Financial Services Group Inc. (The)[c]	120,897	7,615,303	0.22
U.S. Bancorp	440,348	11,638,398	0.34
Wells Fargo & Co.	1,117,780	35,433,626	1.03
Other securities[a]		61,483,682	1.77

		146,893,525	4.25

BEVERAGES
Coca-Cola Co. (The)	483,869	32,104,708	0.93
PepsiCo Inc.	370,332	23,853,084	0.69

Security	Shares	Value	% of Net Assets
Other securities[a]		$11,027,054	0.32%

		66,984,846	1.94

BIOTECHNOLOGY
Amgen Inc.[b]	220,010	11,759,534	0.34
Other securities[a]		32,709,043	0.95

		44,468,577	1.29

BUILDING MATERIALS
Other securities[a]		6,064,975	0.18

		6,064,975	0.18

CHEMICALS
Other securities[a]		70,306,416	2.03

		70,306,416	2.03

COAL
Other securities[a]		15,011,076	0.43

		15,011,076	0.43

COMMERCIAL SERVICES
Other securities[a]		63,766,264	1.85

		63,766,264	1.85

COMPUTERS
Apple Inc.[b]	209,021	72,833,367	2.11
EMC Corp.[b]	472,104	12,534,361	0.36
Hewlett-Packard Co.	503,011	20,608,361	0.60
International Business Machines Corp.	294,549	48,032,105	1.39
Other securities[a]		48,490,623	1.40

		202,498,817	5.86

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	661,478	40,747,045	1.18
Other securities[a]		15,218,915	0.44

		55,965,960	1.62

DISTRIBUTION & WHOLESALE
Other securities[a]		11,333,769	0.33

		11,333,769	0.33

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[c]	21,470	4,315,685	0.12
Citigroup Inc.[b]	4,858,103	21,472,815	0.62
Goldman Sachs Group Inc. (The)	118,221	18,734,482	0.54
JPMorgan Chase & Co.	913,863	42,129,084	1.22

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$76,583,115	2.22%

		163,235,181	4.72
ELECTRIC
Other securities[a]		96,946,600	2.81

		96,946,600	2.81

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		19,258,148	0.56

		19,258,148	0.56

ELECTRONICS
Other securities[a]		33,205,265	0.96

		33,205,265	0.96

ENERGY – ALTERNATE SOURCES
Other securities[a]		3,213,337	0.09

		3,213,337	0.09

ENGINEERING & CONSTRUCTION
Other securities[a]		12,061,873	0.35

		12,061,873	0.35

ENTERTAINMENT
Other securities[a]		5,478,556	0.16

		5,478,556	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		11,823,970	0.34

		11,823,970	0.34

FOOD
Kraft Foods Inc. Class A	368,480	11,555,533	0.33
Other securities[a]		46,111,754	1.34

		57,667,287	1.67

FOREST PRODUCTS & PAPER
Other securities[a]		14,268,108	0.41

		14,268,108	0.41

GAS
Other securities[a]		13,511,864	0.39

		13,511,864	0.39

HAND & MACHINE TOOLS
Other securities[a]		6,030,504	0.17

		6,030,504	0.17

HEALTH CARE – PRODUCTS
Johnson & Johnson	633,505	37,535,171	1.09
Other securities[a]		76,838,456	2.22

		114,373,627	3.31

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	261,187	$11,805,652	0.34%
Other securities[a]		32,163,906	0.93

		43,969,558	1.27

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		1,866,817	0.05

		1,866,817	0.05

HOME BUILDERS
Other securities[a]		5,210,598	0.15

		5,210,598	0.15

HOME FURNISHINGS
Other securities[a]		4,037,751	0.12

		4,037,751	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,622,894	0.51

		17,622,894	0.51

HOUSEWARES
Other securities[a]		1,983,414	0.06

		1,983,414	0.06

INSURANCE
Berkshire Hathaway Inc. Class Bb	397,278	33,224,359	0.96
Other securities[a]		99,747,414	2.89

		132,971,773	3.85

INTERNET
Amazon.com Inc.[b]	80,367	14,476,508	0.42
Google Inc. Class Ab	55,970	32,810,174	0.95
Other securities[a]		45,575,624	1.32

		92,862,306	2.69

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[c]	14,995	151,899	0.00
PennyMac Mortgage Investment Trust[c]	6,155	113,190	0.00
Other securities[a]		3,676,898	0.11

		3,941,987	0.11

IRON & STEEL
Other securities[a]		13,042,366	0.38

		13,042,366	0.38

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$9,796,174	0.28%

		9,796,174	0.28

LODGING
Other securities[a]		14,174,222	0.41

		14,174,222	0.41

MACHINERY
Caterpillar Inc.	144,278	16,065,355	0.46
Other securities[a]		35,506,641	1.03

		51,571,996	1.49

MACHINERY – DIVERSIFIED
Other securities[a]		366,346	0.01

		366,346	0.01

MANUFACTURING
3M Co.	163,780	15,313,430	0.44
General Electric Co.	2,452,350	49,169,617	1.42
Other securities[a]		66,080,893	1.92

		130,563,940	3.78

MEDIA
Comcast Corp. Class A	646,114	15,971,938	0.46
Walt Disney Co. (The)	449,796	19,381,710	0.56
Other securities[a]		66,913,722	1.94

		102,267,370	2.96

METAL FABRICATE & HARDWARE
Other securities[a]		9,205,923	0.27

		9,205,923	0.27

MINING
Freeport-McMoRan Copper & Gold Inc.	215,934	11,995,134	0.35
Other securities[a]		20,114,701	0.58

		32,109,835	0.93

MISCELLANEOUS – MANUFACTURING
Other securities[a]		123,014	0.00

		123,014	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,596,515	0.13

		4,596,515	0.13

OFFICE FURNISHINGS
Other securities[a]		1,337,638	0.04

		1,337,638	0.04

Security	Shares	Value	% of Net Assets
OIL & GAS
Chevron Corp.	461,378	$49,565,839	1.43%
ConocoPhillips	341,754	27,292,474	0.79
Exxon Mobil Corp.	1,170,765	98,496,459	2.85
Occidental Petroleum Corp.	186,520	19,489,475	0.56
Other securities[a]		126,034,533	3.66

		320,878,780	9.29

OIL & GAS SERVICES
Schlumberger Ltd.	313,643	29,250,346	0.85
Other securities[a]		47,989,757	1.39

		77,240,103	2.24

PACKAGING & CONTAINERS
Other securities[a]		8,576,775	0.25

		8,576,775	0.25

PHARMACEUTICALS
Abbott Laboratories	354,504	17,388,421	0.50
Merck & Co. Inc.	716,053	23,636,910	0.68
Pfizer Inc.	1,852,723	37,628,804	1.09
Other securities[a]		79,837,579	2.32

		158,491,714	4.59

PIPELINES
Other securities[a]		13,506,763	0.39

		13,506,763	0.39

REAL ESTATE
Other securities[a]		5,504,530	0.16

		5,504,530	0.16

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		86,212,742	2.49

		86,212,742	2.49

RETAIL
Home Depot Inc. (The)	388,941	14,414,153	0.42
McDonald’s Corp.	247,062	18,798,948	0.54
Wal-Mart Stores Inc.	444,965	23,160,428	0.67
Other securities[a]		132,471,339	3.83

		188,844,868	5.46

SAVINGS & LOANS
Other securities[a]		8,257,628	0.24

		8,257,628	0.24

SEMICONDUCTORS
Intel Corp.	1,277,628	25,769,757	0.75

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$69,915,599	2.02%

		95,685,356	2.77

SHIPBUILDING
Other securities[a]		478,786	0.01

		478,786	0.01

SOFTWARE
Microsoft Corp.	1,759,347	44,617,040	1.29
Oracle Corp.	874,737	29,189,974	0.84
Other securities[a]		63,510,285	1.84

		137,317,299	3.97

STORAGE & WAREHOUSING
Other securities[a]		193,265	0.01

		193,265	0.01

TELECOMMUNICATIONS
AT&T Inc.	1,357,228	41,531,177	1.20
Cisco Systems Inc.	1,311,473	22,491,762	0.65
QUALCOMM Inc.	376,709	20,654,954	0.60
Verizon Communications Inc.	649,105	25,016,507	0.72
Other securities[a]		63,901,917	1.85

		173,596,317	5.02

TEXTILES
Other securities[a]		2,055,351	0.06

		2,055,351	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,711,889	0.11

		3,711,889	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	164,095	12,195,540	0.35
Other securities[a]		47,656,971	1.38

		59,852,511	1.73

TRUCKING & LEASING
Other securities[a]		1,106,698	0.03

		1,106,698	0.03

VENTURE CAPITAL
Other securities[a]		31,096	0.00

		31,096	0.00

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$2,638,023	0.08%

		2,638,023	0.08

TOTAL COMMON STOCKS
(Cost: $3,495,597,803)		3,452,082,427	99.90

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	38,283,713	38,283,713	1.11
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	5,248,718	5,248,718	0.15
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	3,681,654	3,681,654	0.10

		47,214,085	1.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,214,085)		47,214,085	1.36

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,542,811,888)		3,499,296,512	101.26
Other Assets, Less Liabilities		(43,690,517)	(1.26)

NET ASSETS		$3,455,605,995	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$874,953	0.24%

		874,953	0.24

AEROSPACE & DEFENSE
Boeing Co. (The)	29,159	2,155,725	0.60
United Technologies Corp.	40,479	3,426,547	0.95
Other securities[a]		1,777,175	0.49

		7,359,447	2.04

AGRICULTURE
Altria Group Inc.	57,766	1,503,649	0.42
Monsanto Co.	25,899	1,871,462	0.52
Philip Morris International Inc.	74,021	4,857,998	1.35
Other securities[a]		59,150	0.01

		8,292,259	2.30

AIRLINES
Other securities[a]		875,572	0.24

		875,572	0.24

APPAREL
Other securities[a]		3,629,437	1.01

		3,629,437	1.01

AUTO MANUFACTURERS
Ford Motor Co.[b]	174,088	2,595,652	0.72
Other securities[a]		1,307,090	0.36

		3,902,742	1.08

AUTO PARTS & EQUIPMENT
Other securities[a]		2,828,281	0.79

		2,828,281	0.79

BANKS
Other securities[a]		451,226	0.13

		451,226	0.13

BEVERAGES
Coca-Cola Co. (The)	74,593	4,949,246	1.37
PepsiCo Inc.	44,041	2,836,681	0.79
Other securities[a]		1,232,102	0.34

		9,018,029	2.50

BIOTECHNOLOGY
Other securities[a]		5,265,911	1.46

		5,265,911	1.46

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$712,581	0.20%

		712,581	0.20

CHEMICALS
Praxair Inc.	14,554	1,478,686	0.41
Other securities[a]		6,441,424	1.79

		7,920,110	2.20

COAL
Other securities[a]		872,482	0.24

		872,482	0.24

COMMERCIAL SERVICES
Visa Inc. Class A	22,151	1,630,757	0.45
Other securities[a]		8,258,565	2.30

		9,889,322	2.75

COMPUTERS
Accenture PLC Class A	29,060	1,597,428	0.44
Apple Inc.[b]	43,206	15,055,131	4.18
EMC Corp.[b]	97,644	2,592,448	0.72
Hewlett-Packard Co.	103,977	4,259,938	1.18
International Business Machines Corp.	60,886	9,928,680	2.76
Other securities[a]		6,645,079	1.85

		40,078,704	11.13

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	19,481	1,573,285	0.44
Other securities[a]		1,610,125	0.44

		3,183,410	0.88

DISTRIBUTION & WHOLESALE
Other securities[a]		1,440,040	0.40

		1,440,040	0.40

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	49,716	2,247,163	0.62
BlackRock Inc.[c]	1,503	302,118	0.08
Other securities[a]		5,838,282	1.63

		8,387,563	2.33

ELECTRIC
Other securities[a]		306,689	0.09

		306,689	0.09

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	35,775	2,090,333	0.58

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$1,069,196	0.30%

		3,159,529	0.88

ELECTRONICS
Other securities[a]		4,069,539	1.13

		4,069,539	1.13

ENERGY – ALTERNATE SOURCES
Other securities[a]		537,858	0.15

		537,858	0.15

ENGINEERING & CONSTRUCTION
Other securities[a]		750,520	0.21

		750,520	0.21

ENTERTAINMENT
Other securities[a]		587,763	0.16

		587,763	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		1,146,580	0.32

		1,146,580	0.32

FOOD
Other securities[a]		4,266,885	1.18

		4,266,885	1.18

FOREST PRODUCTS & PAPER
Other securities[a]		935,500	0.26

		935,500	0.26

GAS
Other securities[a]		14,384	0.00

		14,384	0.00

HAND & MACHINE TOOLS
Other securities[a]		421,305	0.12

		421,305	0.12

HEALTH CARE – PRODUCTS
Medtronic Inc.	40,198	1,581,791	0.44
Other securities[a]		12,279,662	3.41

		13,861,453	3.85

HEALTH CARE – SERVICES
Other securities[a]		2,480,719	0.69

		2,480,719	0.69

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		32,256	0.01

		32,256	0.01

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$281,882	0.08%

		281,882	0.08

HOME FURNISHINGS
Other securities[a]		474,963	0.13

		474,963	0.13

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,369,733	0.66

		2,369,733	0.66

HOUSEWARES
Other securities[a]		122,046	0.03

		122,046	0.03

INSURANCE
Other securities[a]		3,149,902	0.87

		3,149,902	0.87

INTERNET
Amazon.com Inc.[b]	16,605	2,991,059	0.83
Google Inc. Class Ab	11,567	6,780,691	1.88
Other securities[a]		6,081,371	1.69

		15,853,121	4.40

INVESTMENT COMPANIES
Other securities[a]		2,657	0.00

		2,657	0.00

IRON & STEEL
Other securities[a]		1,451,518	0.40

		1,451,518	0.40

LEISURE TIME
Other securities[a]		1,314,552	0.36

		1,314,552	0.36

LODGING
Other securities[a]		2,186,799	0.61

		2,186,799	0.61

MACHINERY
Caterpillar Inc.	29,816	3,320,012	0.92
Deere & Co.	19,034	1,844,204	0.51
Other securities[a]		4,287,840	1.19

		9,452,056	2.62

MANUFACTURING
3M Co.	33,854	3,165,349	0.88
General Electric Co.	117,454	2,354,953	0.65

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Honeywell International Inc.	36,351	$2,170,518	0.60%
Other securities[a]		6,265,801	1.75

		13,956,621	3.88

MEDIA
DIRECTV Class Ab	36,758	1,720,274	0.48
Other securities[a]		3,067,673	0.85

		4,787,947	1.33

METAL FABRICATE & HARDWARE
Other securities[a]		1,493,233	0.41

		1,493,233	0.41

MINING
Freeport-McMoRan Copper & Gold Inc.	44,608	2,477,975	0.69
Other securities[a]		2,414,050	0.67

		4,892,025	1.36

MISCELLANEOUS – MANUFACTURING
Other securities[a]		24,961	0.01

		24,961	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		179,368	0.05

		179,368	0.05

OFFICE FURNISHINGS
Other securities[a]		238,729	0.07

		238,729	0.07

OIL & GAS
ConocoPhillips	27,052	2,160,373	0.60
EOG Resources Inc.	12,707	1,505,907	0.42
Exxon Mobil Corp.	222,400	18,710,513	5.20
Other securities[a]		7,215,811	2.00

		29,592,604	8.22

OIL & GAS SERVICES
Halliburton Co.	43,070	2,146,609	0.60
Schlumberger Ltd.	56,619	5,280,288	1.47
Other securities[a]		2,701,403	0.74

		10,128,300	2.81

PACKAGING & CONTAINERS
Other securities[a]		495,661	0.14

		495,661	0.14

PHARMACEUTICALS
Abbott Laboratories	66,091	3,241,764	0.90

Security	Shares	Value	% of Net Assets
Express Scripts Inc.[b]	26,006	$1,446,194	0.40%
Gilead Sciences Inc.[b]	37,842	1,606,014	0.45
Other securities[a]		7,288,086	2.02

		13,582,058	3.77

PIPELINES
Other securities[a]		465,713	0.13

		465,713	0.13

REAL ESTATE
Other securities[a]		754,165	0.21

		754,165	0.21

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,188,444	0.89

		3,188,444	0.89

RETAIL
Costco Wholesale Corp.	20,969	1,537,447	0.43
Home Depot Inc. (The)	80,399	2,979,587	0.83
Lowe’s Companies Inc.	52,289	1,381,998	0.38
McDonald’s Corp.	51,074	3,886,221	1.08
Starbucks Corp.	35,384	1,307,439	0.36
Target Corp.	32,977	1,649,180	0.46
Wal-Mart Stores Inc.	55,574	2,892,627	0.80
Walgreen Co.	39,983	1,604,918	0.45
Other securities[a]		13,918,067	3.86

		31,157,484	8.65

SAVINGS & LOANS
Other securities[a]		37,054	0.01

		37,054	0.01

SEMICONDUCTORS
Intel Corp.	180,676	3,644,235	1.01
Other securities[a]		11,118,925	3.09

		14,763,160	4.10

SOFTWARE
Microsoft Corp.	243,273	6,169,403	1.71
Oracle Corp.	180,852	6,035,031	1.68
Other securities[a]		11,620,448	3.22

		23,824,882	6.61

TELECOMMUNICATIONS
Cisco Systems Inc.	271,209	4,651,234	1.29
QUALCOMM Inc.	77,912	4,271,915	1.19
Other securities[a]		6,655,489	1.85

		15,578,638	4.33

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$22,582	0.01%

		22,582	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		534,139	0.15

		534,139	0.15

TRANSPORTATION
United Parcel Service Inc. Class B	33,898	2,519,299	0.70
Other securities[a]		3,389,618	0.94

		5,908,917	1.64

TRUCKING & LEASING
Other securities[a]		44,538	0.01

		44,538	0.01

VENTURE CAPITAL
Other securities[a]		1,596	0.00

		1,596	0.00

TOTAL COMMON STOCKS
(Cost: $311,395,212)		359,865,097	99.92

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[c,d,e]	3,187,797	3,187,797	0.89
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	437,049	437,049	0.12

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[c,d]	374,783	$374,783	0.10%

		3,999,629	1.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,999,629)		3,999,629	1.11

TOTAL INVESTMENTS IN SECURITIES
(Cost: $315,394,841)		363,864,726	101.03
Other Assets, Less Liabilities		(3,712,226)	(1.03)

NET ASSETS		$360,152,500	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$239,745	0.07%

		239,745	0.07
AEROSPACE & DEFENSE
General Dynamics Corp.	15,894	1,216,845	0.35
Other securities[a]		4,533,661	1.33

		5,750,506	1.68
AGRICULTURE
Other securities[a]		4,823,911	1.41

		4,823,911	1.41
AIRLINES
Other securities[a]		866,710	0.25

		866,710	0.25
APPAREL
Other securities[a]		644,291	0.19

		644,291	0.19
AUTO MANUFACTURERS
Other securities[a]		55,897	0.02

		55,897	0.02
AUTO PARTS & EQUIPMENT
Other securities[a]		734,883	0.21

		734,883	0.21
BANKS
Bank of America Corp.	462,059	6,159,246	1.79
Bank of New York Mellon Corp. (The)	55,795	1,666,597	0.49
PNC Financial Services Group Inc. (The)[b]	24,197	1,524,169	0.44
U.S. Bancorp	88,195	2,330,994	0.68
Wells Fargo & Co.	223,958	7,099,469	2.07
Other securities[a]		10,306,500	3.00

		29,086,975	8.47
BEVERAGES
Coca-Cola Co. (The)	24,610	1,632,873	0.48
PepsiCo Inc.	31,533	2,031,041	0.59
Other securities[a]		1,012,557	0.29

		4,676,471	1.36
BIOTECHNOLOGY
Amgen Inc.[c]	44,072	2,355,648	0.69

Security	Shares	Value	% of Net Assets
Other securities[a]		$1,488,445	0.43%

		3,844,093	1.12

BUILDING MATERIALS
Other securities[a]		523,347	0.15

		523,347	0.15

CHEMICALS
Dow Chemical Co. (The)	53,132	2,005,733	0.58
E.I. du Pont de Nemours and Co.	27,329	1,502,275	0.44
Other securities[a]		2,888,321	0.84

		6,396,329	1.86

COAL
Other securities[a]		2,149,047	0.63

		2,149,047	0.63

COMMERCIAL SERVICES
Other securities[a]		3,215,955	0.94

		3,215,955	0.94

COMPUTERS
Other securities[a]		1,735,158	0.51

		1,735,158	0.51

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	124,625	7,676,900	2.24
Other securities[a]		449,833	0.13

		8,126,733	2.37

DISTRIBUTION & WHOLESALE
Other securities[a]		879,175	0.26

		879,175	0.26

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	2,851	573,080	0.17
Citigroup Inc.[c]	973,498	4,302,861	1.25
Goldman Sachs Group Inc. (The)	23,701	3,755,897	1.09
JPMorgan Chase & Co.	183,162	8,443,768	2.46
Morgan Stanley	47,447	1,296,252	0.38
Other securities[a]		6,214,492	1.81

		24,586,350	7.16

ELECTRIC
Dominion Resources Inc.	27,451	1,227,060	0.36
Exelon Corp.	30,380	1,252,871	0.36
Southern Co.	37,925	1,445,322	0.42
Other securities[a]		15,175,489	4.42

		19,100,742	5.56

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$795,051	0.23%

		795,051	0.23

ELECTRONICS
Other securities[a]		2,710,676	0.79

		2,710,676	0.79

ENERGY – ALTERNATE SOURCES
Other securities[a]		130,007	0.04

		130,007	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		1,694,505	0.49

		1,694,505	0.49

ENTERTAINMENT
Other securities[a]		506,348	0.15

		506,348	0.15

ENVIRONMENTAL CONTROL
Other securities[a]		1,262,133	0.37

		1,262,133	0.37

FOOD
Kraft Foods Inc. Class A	73,799	2,314,337	0.67
Other securities[a]		5,078,690	1.48

		7,393,027	2.15

FOREST PRODUCTS & PAPER
Other securities[a]		1,960,416	0.57

		1,960,416	0.57

GAS
Other securities[a]		2,682,307	0.78

		2,682,307	0.78

HAND & MACHINE TOOLS
Other securities[a]		788,289	0.23

		788,289	0.23

HEALTH CARE – PRODUCTS
Johnson & Johnson	107,927	6,394,675	1.86
Other securities[a]		3,089,146	0.90

		9,483,821	2.76

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	52,337	2,365,632	0.69
Other securities[a]		4,037,166	1.18

		6,402,798	1.87

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$348,427	0.10%

		348,427	0.10

HOME BUILDERS
Other securities[a]		756,143	0.22

		756,143	0.22

HOME FURNISHINGS
Other securities[a]		341,269	0.10

		341,269	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,230,365	0.36

		1,230,365	0.36

HOUSEWARES
Other securities[a]		275,452	0.08

		275,452	0.08

INSURANCE
Berkshire Hathaway Inc. Class Bc	79,621	6,658,704	1.94
Prudential Financial Inc.	21,375	1,316,272	0.38
Other securities[a]		15,586,842	4.54

		23,561,818	6.86

INTERNET
Other securities[a]		3,261,048	0.95

		3,261,048	0.95

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[b]	3,589	36,357	0.01
PennyMac Mortgage Investment Trust[b]	1,296	23,833	0.01
Other securities[a]		740,283	0.21

		800,473	0.23

IRON & STEEL
Other securities[a]		1,194,731	0.35

		1,194,731	0.35

LEISURE TIME
Other securities[a]		681,232	0.20

		681,232	0.20

LODGING
Other securities[a]		709,826	0.21

		709,826	0.21

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$1,146,032	0.33%

		1,146,032	0.33

MACHINERY – DIVERSIFIED
Other securities[a]		72,488	0.02

		72,488	0.02

MANUFACTURING
General Electric Co.	377,475	7,568,374	2.20
Other securities[a]		5,046,747	1.47

		12,615,121	3.67

MEDIA
Comcast Corp. Class A	129,520	3,201,734	0.93
News Corp. Class A NVS	83,285	1,462,485	0.43
Time Warner Inc.	41,673	1,487,726	0.43
Walt Disney Co. (The)	90,171	3,885,468	1.13
Other securities[a]		5,798,710	1.69

		15,836,123	4.61

METAL FABRICATE & HARDWARE
Other securities[a]		395,105	0.12

		395,105	0.12

MINING
Other securities[a]		1,684,880	0.49

		1,684,880	0.49

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		749,109	0.22

		749,109	0.22

OFFICE FURNISHINGS
Other securities[a]		36,195	0.01

		36,195	0.01

OIL & GAS
Anadarko Petroleum Corp.	22,794	1,867,284	0.54
Apache Corp.	17,582	2,301,835	0.67
Chevron Corp.	87,568	9,407,431	2.74
ConocoPhillips	42,279	3,376,401	0.98
Devon Energy Corp.	20,579	1,888,535	0.55
Exxon Mobil Corp.	18,990	1,597,629	0.47
Marathon Oil Corp.	23,951	1,276,828	0.37
Occidental Petroleum Corp.	29,803	3,114,115	0.91
Other securities[a]		10,750,439	3.14

		35,580,497	10.37

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
National Oilwell Varco Inc.	19,296	$1,529,594	0.45%
Other securities[a]		4,113,929	1.19

		5,643,523	1.64

PACKAGING & CONTAINERS
Other securities[a]		1,239,070	0.36

		1,239,070	0.36

PHARMACEUTICALS
Bristol-Myers Squibb Co.	79,116	2,091,036	0.61
Eli Lilly and Co.	36,017	1,266,718	0.37
Merck & Co. Inc.	143,559	4,738,882	1.38
Pfizer Inc.	371,333	7,541,773	2.20
Other securities[a]		2,960,852	0.86

		18,599,261	5.42

PIPELINES
Other securities[a]		2,237,185	0.65

		2,237,185	0.65

REAL ESTATE
Other securities[a]		374,605	0.11

		374,605	0.11

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		14,228,467	4.14

		14,228,467	4.14

RETAIL
CVS Caremark Corp.	55,657	1,910,148	0.56
Wal-Mart Stores Inc.	35,334	1,839,135	0.54
Other securities[a]		3,867,697	1.12

		7,616,980	2.22

SAVINGS & LOANS
Other securities[a]		1,599,919	0.47

		1,599,919	0.47

SEMICONDUCTORS
Intel Corp.	80,877	1,631,289	0.48
Other securities[a]		3,198,756	0.93

		4,830,045	1.41

SHIPBUILDING
Other securities[a]		94,164	0.03

		94,164	0.03

SOFTWARE
Microsoft Corp.	116,775	2,961,414	0.86

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$1,493,652	0.44%

		4,455,066	1.30

STORAGE & WAREHOUSING
Other securities[a]		40,161	0.01

		40,161	0.01

TELECOMMUNICATIONS
AT&T Inc.	272,038	8,324,363	2.43
Corning Inc.	62,892	1,297,462	0.38
Verizon Communications Inc.	130,137	5,015,480	1.46
Other securities[a]		5,040,415	1.46

		19,677,720	5.73

TEXTILES
Other securities[a]		387,909	0.11

		387,909	0.11

TOYS, GAMES & HOBBIES
Other securities[a]		229,159	0.07

		229,159	0.07

TRANSPORTATION
CSX Corp.	16,954	1,332,584	0.39
Union Pacific Corp.	20,392	2,005,145	0.58
Other securities[a]		2,929,913	0.86

		6,267,642	1.83

TRUCKING & LEASING
Other securities[a]		178,039	0.05

		178,039	0.05

VENTURE CAPITAL
Other securities[a]		4,677	0.00

		4,677	0.00

WATER
Other securities[a]		526,818	0.15

		526,818	0.15

TOTAL COMMON STOCKS
(Cost: $377,695,247)		342,752,440	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[b,d,e]	4,026,055	4,026,055	1.17

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[b,d,e]	551,974	$551,974	0.16%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[b,d]	404,553	404,553	0.12

		4,982,582	1.45

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,982,582)		4,982,582	1.45

TOTAL INVESTMENTS IN SECURITIES
(Cost: $382,677,829)		347,735,022	101.30
Other Assets, Less Liabilities		(4,476,407)	(1.30)

NET ASSETS		$343,258,615	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,274,415	0.23%

		1,274,415	0.23

AEROSPACE & DEFENSE
Other securities[a]		2,532,301	0.45

		2,532,301	0.45

AGRICULTURE
Other securities[a]		1,252,784	0.22

		1,252,784	0.22

AIRLINES
Other securities[a]		1,398,367	0.25

		1,398,367	0.25

APPAREL
Other securities[a]		3,937,992	0.70

		3,937,992	0.70

AUTO MANUFACTURERS
Wabash National Corp.[b]	136,964	1,586,043	0.28
Other securities[a]		697,662	0.12

		2,283,705	0.40

AUTO PARTS & EQUIPMENT
Exide Technologies Inc.[b]	149,730	1,673,981	0.30
Other securities[a]		6,902,306	1.22

		8,576,287	1.52

BANKS
Other securities[a]		44,986,186	7.97

		44,986,186	7.97

BEVERAGES
Other securities[a]		1,711,851	0.30

		1,711,851	0.30

BIOTECHNOLOGY
ARIAD Pharmaceuticals Inc.[b]	255,716	1,922,984	0.34
Sequenom Inc.[b,c]	203,088	1,285,547	0.23
Other securities[a]		18,211,778	3.22

		21,420,309	3.79

BUILDING MATERIALS
Other securities[a]		4,302,697	0.76

		4,302,697	0.76

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$7,028,538	1.25%

		7,028,538	1.25

COAL
Other securities[a]		550,110	0.10

		550,110	0.10

COMMERCIAL SERVICES
Dollar Financial Corp.[b]	73,472	1,524,544	0.27
Kenexa Corp.[b]	45,111	1,244,613	0.22
SFN Group Inc.[b]	103,535	1,458,808	0.26
VirnetX Holding Corp.[c]	71,013	1,413,869	0.25
Other securities[a]		21,724,580	3.85

		27,366,414	4.85

COMPUTERS
3D Systems Corp.[b]	36,840	1,788,582	0.32
Mercury Computer Systems Inc.[b]	57,166	1,209,633	0.21
Silicon Graphics International Corp.[b]	61,607	1,318,390	0.23
Stratasys Inc.[b]	40,549	1,905,803	0.34
Other securities[a]		17,533,586	3.11

		23,755,994	4.21

COSMETICS & PERSONAL CARE
Elizabeth Arden Inc.[b]	46,487	1,395,075	0.25
Other securities[a]		697,512	0.12

		2,092,587	0.37

DISTRIBUTION & WHOLESALE
Other securities[a]		2,441,054	0.43

		2,441,054	0.43

DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	55,139	1,334,364	0.24
Other securities[a]		10,452,714	1.85

		11,787,078	2.09

ELECTRIC
Other securities[a]		1,832,359	0.32

		1,832,359	0.32

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		6,081,279	1.08

		6,081,279	1.08

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ELECTRONICS
FARO Technologies Inc.[b]	32,170	$1,286,800	0.23%
OSI Systems Inc.[b]	31,811	1,193,867	0.21
Other securities[a]		13,641,318	2.42

		16,121,985	2.86

ENERGY – ALTERNATE SOURCES
Other securities[a]		3,080,939	0.55

		3,080,939	0.55

ENGINEERING & CONSTRUCTION
Other securities[a]		2,897,609	0.51

		2,897,609	0.51

ENTERTAINMENT
Other securities[a]		3,205,734	0.57

		3,205,734	0.57

ENVIRONMENTAL CONTROL
Other securities[a]		4,137,861	0.73

		4,137,861	0.73

FOOD
B&G Foods Inc. Class A	95,529	1,793,079	0.32
Other securities[a]		3,013,627	0.53

		4,806,706	0.85

FOREST PRODUCTS & PAPER
Buckeye Technologies Inc.	77,433	2,108,501	0.37
KapStone Paper and Packaging Corp.[b]	75,626	1,298,498	0.23
Other securities[a]		1,349,986	0.24

		4,756,985	0.84

GAS
Other securities[a]		933,772	0.17

		933,772	0.17

HAND & MACHINE TOOLS
Other securities[a]		205,728	0.04

		205,728	0.04

HEALTH CARE – PRODUCTS
MAKO Surgical Corp.[b,c]	61,451	1,487,114	0.26
Other securities[a]		23,685,579	4.20

		25,172,693	4.46

HEALTH CARE – SERVICES
Air Methods Corp.[b]	21,578	1,451,121	0.26
Sunrise Senior Living Inc.[b]	110,733	1,321,045	0.23

Security	Shares	Value	% of Net Assets
Other securities[a]		$7,841,288	1.39%

		10,613,454	1.88

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		937,929	0.17

		937,929	0.17

HOME BUILDERS
Other securities[a]		3,298,309	0.58

		3,298,309	0.58

HOME FURNISHINGS
Other securities[a]		3,333,396	0.59

		3,333,396	0.59

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		4,155,148	0.74

		4,155,148	0.74

HOUSEWARES
Other securities[a]		954,969	0.17

		954,969	0.17

INSURANCE
Other securities[a]		8,988,177	1.59

		8,988,177	1.59

INTERNET
RightNow Technologies Inc.[b]	43,405	1,358,577	0.24
Terremark Worldwide Inc.[b]	116,701	2,217,319	0.39
Other securities[a]		21,557,535	3.82

		25,133,431	4.45

INVESTMENT COMPANIES
Fifth Street Finance Corp.	132,088	1,763,375	0.31
PennyMac Mortgage Investment Trust[d]	55,096	1,013,215	0.18
Other securities[a]		10,283,900	1.82

		13,060,490	2.31

IRON & STEEL
Other securities[a]		2,136,940	0.38

		2,136,940	0.38

LEISURE TIME
Other securities[a]		1,751,712	0.31

		1,751,712	0.31

LODGING
Other securities[a]		1,583,769	0.28

		1,583,769	0.28

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Altra Holdings Inc.[b]	52,460	$1,239,105	0.22%
Other securities[a]		7,049,592	1.25

		8,288,697	1.47

MANUFACTURING
LSB Industries Inc.[b]	33,711	1,336,304	0.24
Other securities[a]		6,197,193	1.09

		7,533,497	1.33

MEDIA
Acacia Research Corp.[b]	73,396	2,511,611	0.44
Other securities[a]		6,949,843	1.24

		9,461,454	1.68

METAL FABRICATE & HARDWARE
Ladish Co. Inc.[b]	30,786	1,682,455	0.30
Other securities[a]		4,823,583	0.85

		6,506,038	1.15

MINING
Horsehead Holding Corp.[b]	86,111	1,468,192	0.26
US Gold Corp.[b]	187,719	1,657,559	0.29
Other securities[a]		4,294,738	0.76

		7,420,489	1.31

OIL & GAS
Kodiak Oil & Gas Corp.[b]	356,627	2,389,401	0.42
Pioneer Drilling Co.[b]	107,293	1,480,643	0.26
Other securities[a]		17,662,080	3.13

		21,532,124	3.81

OIL & GAS SERVICES
Tesco Corp.[b]	60,268	1,322,883	0.23
Other securities[a]		5,875,129	1.05

		7,198,012	1.28

PACKAGING & CONTAINERS
Other securities[a]		955,917	0.17

		955,917	0.17

PHARMACEUTICALS
NPS Pharmaceuticals Inc.[b]	134,118	1,283,509	0.23
Other securities[a]		29,170,436	5.16

		30,453,945	5.39

REAL ESTATE
Other securities[a]		3,681,613	0.65

		3,681,613	0.65

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Associated Estates Realty Corp.[c]	81,987	$1,301,954	0.23%
Cypress Sharpridge Investments Inc.	127,855	1,621,201	0.29
First Industrial Realty Trust Inc.[b]	154,753	1,840,013	0.33
Glimcher Realty Trust	196,521	1,817,819	0.32
Two Harbors Investment Corp.	137,430	1,438,892	0.25
Other securities[a]		18,307,719	3.24

		26,327,598	4.66

RETAIL
Other securities[a]		22,306,933	3.95

		22,306,933	3.95

SAVINGS & LOANS
Other securities[a]		14,481,111	2.57

		14,481,111	2.57

SEMICONDUCTORS
Kulicke and Soffa Industries Inc.[b]	138,668	1,296,546	0.23
Silicon Image Inc.[b]	153,378	1,375,801	0.24
Ultratech Inc.[b]	47,893	1,408,054	0.25
Other securities[a]		18,017,713	3.19

		22,098,114	3.91

SOFTWARE
Bottomline Technologies Inc.[b]	63,231	1,589,627	0.28
Computer Programs and Systems Inc.	19,431	1,249,025	0.22
Other securities[a]		15,106,422	2.68

		17,945,074	3.18

TELECOMMUNICATIONS
Newport Corp.[b]	73,917	1,317,940	0.23
Powerwave Technologies Inc.[b]	312,497	1,409,361	0.25
Other securities[a]		19,738,496	3.50

		22,465,797	3.98

TEXTILES
Other securities[a]		397,445	0.07

		397,445	0.07

TOYS, GAMES & HOBBIES
RC2 Corp.[b]	42,607	1,197,256	0.21

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$413,685	0.08%

		1,610,941	0.29

TRANSPORTATION
Knightsbridge Tankers Ltd.[c]	48,989	1,226,684	0.22
Other securities[a]		8,805,374	1.56

		10,032,058	1.78

TRUCKING & LEASING
Greenbrier Companies Inc. (The)[b]	42,094	1,194,628	0.21
Other securities[a]		167,581	0.03

		1,362,209	0.24

VENTURE CAPITAL
Other securities[a]		268,569	0.05

		268,569	0.05

WATER
Other securities[a]		3,179,776	0.56

		3,179,776	0.56

TOTAL COMMON STOCKS
(Cost: $570,460,329)		563,387,454	99.80

CONVERTIBLE NOTES

PHARMACEUTICALS
Other securities[a]		–	0.00

		–	0.00

TOTAL CONVERTIBLE NOTES
(Cost: $888)		–	0.00

RIGHTS

APPAREL
Other securities[a]		2	0.00

		2	0.00

BANKS
Other securities[a]		53,571	0.01

		53,571	0.01

BIOTECHNOLOGY
Other securities[a]		235	0.00

		235	0.00

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$5	0.00%

		5	0.00

TOTAL RIGHTS
(Cost: $210,589)		53,813	0.01

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	45,206,752	45,206,752	8.01
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	6,197,870	6,197,870	1.10
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	1,408,413	1,408,413	0.25

		52,813,035	9.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,813,035)		52,813,035	9.36

TOTAL INVESTMENTS IN SECURITIES
(Cost: $623,484,841)		616,254,302	109.17

Other Assets, Less Liabilities		(51,770,898)	(9.17)

NET ASSETS		$564,483,404	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$13,666,850	0.21%

		13,666,850	0.21

AEROSPACE & DEFENSE
Other securities[a]		64,806,461	1.00

		64,806,461	1.00

AGRICULTURE
Lorillard Inc.	235,660	22,390,056	0.34
Other securities[a]		16,092,051	0.25

		38,482,107	0.59

AIRLINES
Other securities[a]		44,076,318	0.68

		44,076,318	0.68

APPAREL
Coach Inc.	470,375	24,478,315	0.38
Other securities[a]		37,594,810	0.58

		62,073,125	0.96

AUTO MANUFACTURERS
Other securities[a]		13,167,331	0.20

		13,167,331	0.20

AUTO PARTS & EQUIPMENT
Other securities[a]		50,533,887	0.78

		50,533,887	0.78

BANKS
Fifth Third Bancorp	1,414,822	19,637,729	0.30
SunTrust Banks Inc.	824,393	23,775,494	0.37
Other securities[a]		127,317,878	1.96

		170,731,101	2.63

BEVERAGES
Other securities[a]		70,767,409	1.09

		70,767,409	1.09

BIOTECHNOLOGY
Other securities[a]		81,854,031	1.26

		81,854,031	1.26

BUILDING MATERIALS
Other securities[a]		29,302,415	0.45

		29,302,415	0.45

CHEMICALS
PPG Industries Inc.	256,197	24,392,516	0.38

Security	Shares	Value	% of Net Assets
Other securities[a]		$160,258,246	2.46%

		184,650,762	2.84

COAL
Peabody Energy Corp.	414,390	29,819,504	0.46
Other securities[a]		62,658,561	0.96

		92,478,065	1.42

COMMERCIAL SERVICES
Western Union Co.	1,035,532	21,508,000	0.33
Other securities[a]		167,490,228	2.58

		188,998,228	2.91

COMPUTERS
NetApp Inc.[b]	566,156	27,277,396	0.42
Other securities[a]		114,977,624	1.77

		142,255,020	2.19

COSMETICS & PERSONAL CARE
Other securities[a]		39,133,514	0.60

		39,133,514	0.60

DISTRIBUTION & WHOLESALE
Other securities[a]		58,145,423	0.89

		58,145,423	0.89

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	397,007	24,249,188	0.37
Discover Financial Services	838,419	20,222,666	0.31
T. Rowe Price Group Inc.	400,158	26,578,494	0.41
Other securities[a]		146,890,401	2.26

		217,940,749	3.35

ELECTRIC
Consolidated Edison Inc.	434,335	22,029,471	0.34
FirstEnergy Corp.	644,182	23,892,710	0.37
Progress Energy Inc.	442,491	20,416,535	0.31
Other securities[a]		251,146,049	3.86

		317,484,765	4.88

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		36,227,593	0.56

		36,227,593	0.56

ELECTRONICS
Agilent Technologies Inc.[b]	536,734	24,034,949	0.37
Other securities[a]		114,126,982	1.76

		138,161,931	2.13

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$17,156,115	0.26%

		17,156,115	0.26

ENGINEERING & CONSTRUCTION
Fluor Corp.	275,478	20,291,709	0.31
Other securities[a]		48,868,421	0.75

		69,160,130	1.06

ENTERTAINMENT
Other securities[a]		23,271,993	0.36

		23,271,993	0.36

ENVIRONMENTAL CONTROL
Other securities[a]		37,254,508	0.57

		37,254,508	0.57

FOOD
H.J. Heinz Co.	487,541	23,801,752	0.37
Other securities[a]		145,963,171	2.24

		169,764,923	2.61

FOREST PRODUCTS & PAPER
International Paper Co.	672,930	20,309,027	0.31
Weyerhaeuser Co.	825,373	20,304,176	0.31
Other securities[a]		36,467,588	0.57

		77,080,791	1.19
GAS
Sempra Energy	381,397	20,404,740	0.31
Other securities[a]		47,658,733	0.74

		68,063,473	1.05

HAND & MACHINE TOOLS
Other securities[a]		38,620,149	0.59

		38,620,149	0.59

HEALTH CARE – PRODUCTS
Intuitive Surgical Inc.[b]	60,372	20,131,647	0.31
Other securities[a]		151,228,810	2.33

		171,360,457	2.64

HEALTH CARE – SERVICES
Other securities[a]		113,127,852	1.74

		113,127,852	1.74

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		11,260,761	0.17

		11,260,761	0.17

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$29,178,452	0.45%

		29,178,452	0.45

HOME FURNISHINGS
Other securities[a]		20,235,550	0.31

		20,235,550	0.31

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		67,676,577	1.04

		67,676,577	1.04

HOUSEWARES
Other securities[a]		11,718,133	0.18

		11,718,133	0.18

INSURANCE
Aon Corp.	506,640	26,831,654	0.41
Marsh & McLennan Companies Inc.	834,415	24,873,911	0.38
Progressive Corp. (The)	1,032,912	21,825,431	0.34
Other securities[a]		266,244,337	4.10

		339,775,333	5.23

INTERNET
Priceline.com Inc.[b]	73,139	37,040,515	0.57
Other securities[a]		87,293,685	1.34

		124,334,200	1.91

INVESTMENT COMPANIES
Other securities[a]		5,317,298	0.08

		5,317,298	0.08

IRON & STEEL
Cliffs Natural Resources Inc.	208,721	20,513,100	0.32
Other securities[a]		42,780,424	0.65

		63,293,524	0.97

LEISURE TIME
Other securities[a]		26,911,165	0.41

		26,911,165	0.41

LODGING
Other securities[a]		66,059,221	1.02

		66,059,221	1.02

MACHINERY
Cummins Inc.	309,226	33,897,354	0.52
Rockwell Automation Inc.	219,837	20,807,572	0.32

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$88,327,627	1.36%

		143,032,553	2.20

MANUFACTURING
Eaton Corp.	516,770	28,649,729	0.44
Ingersoll-Rand PLC	496,275	23,975,045	0.37
Parker Hannifin Corp.	248,037	23,484,143	0.36
Other securities[a]		137,442,022	2.11

		213,550,939	3.28

MEDIA
CBS Corp. Class B NVS	1,048,290	26,249,182	0.40
Other securities[a]		124,092,806	1.91

		150,341,988	2.31

METAL FABRICATE & HARDWARE
Other securities[a]		13,576,351	0.21

		13,576,351	0.21

MINING
Other securities[a]		20,454,484	0.31

		20,454,484	0.31

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	2,126,058	22,642,518	0.35
Other securities[a]		8,205,643	0.12

		30,848,161	0.47

OIL & GAS
Murphy Oil Corp.	294,903	21,651,778	0.33
Noble Energy Inc.	269,220	26,020,113	0.40
Valero Energy Corp.	871,789	25,996,748	0.40
Other securities[a]		295,687,630	4.55

		369,356,269	5.68

OIL & GAS SERVICES
Cameron International Corp.[b]	376,199	21,480,963	0.33
Weatherford International Ltd.[b]	1,141,275	25,792,815	0.40
Other securities[a]		60,165,974	0.92

		107,439,752	1.65

PACKAGING & CONTAINERS
Other securities[a]		52,430,487	0.81

		52,430,487	0.81

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$158,467,978	2.44%

		158,467,978	2.44

PIPELINES
El Paso Corp.	1,084,957	19,529,226	0.30
Spectra Energy Corp.	998,987	27,152,466	0.42
Other securities[a]		15,654,407	0.24

		62,336,099	0.96

REAL ESTATE
Other securities[a]		28,647,165	0.44

		28,647,165	0.44

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.[c]	1,222,435	21,331,491	0.33
Boston Properties Inc.	214,258	20,322,371	0.31
Equity Residential[c]	436,212	24,606,719	0.38
HCP Inc.	617,802	23,439,408	0.36
Vornado Realty Trust	248,814	21,771,225	0.33
Other securities[a]		254,178,866	3.91

		365,650,080	5.62

RETAIL
Bed Bath & Beyond Inc.[b]	405,634	19,579,953	0.30
Other securities[a]		280,053,388	4.31

		299,633,341	4.61

SAVINGS & LOANS
Other securities[a]		34,876,588	0.54

		34,876,588	0.54

SEMICONDUCTORS
Altera Corp.	493,280	21,714,186	0.33
Other securities[a]		246,075,777	3.79

		267,789,963	4.12

SOFTWARE
Citrix Systems Inc.[b]	286,180	21,022,783	0.32
Intuit Inc.[b]	432,042	22,941,430	0.35
Salesforce.com Inc.[b]	176,591	23,589,026	0.36
Other securities[a]		194,763,309	3.00

		262,316,548	4.03

TELECOMMUNICATIONS
Other securities[a]		182,875,933	2.81

		182,875,933	2.81

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$11,502,804	0.18%

		11,502,804	0.18

TOYS, GAMES & HOBBIES
Other securities[a]		22,801,219	0.35

		22,801,219	0.35

TRANSPORTATION
Other securities[a]		76,401,902	1.18

		76,401,902	1.18

TRUCKING & LEASING
Other securities[a]		2,740,917	0.04

		2,740,917	0.04

WATER
Other securities[a]		12,375,715	0.19

		12,375,715	0.19

TOTAL COMMON STOCKS
(Cost: $5,522,636,647)		6,495,004,926	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	278,468,521	278,468,521	4.28
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	38,178,185	38,178,185	0.59
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	4,639,508	4,639,508	0.07

		321,286,214	4.94

TOTAL SHORT-TERM INVESTMENTS
(Cost: $321,286,214)		321,286,214	4.94

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,843,922,861)		6,816,291,140	104.83

Other Assets, Less Liabilities		(314,367,141)	(4.83)

NET ASSETS		$6,501,923,999	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$11,344,049	0.33%

		11,344,049	0.33

AEROSPACE & DEFENSE
Other securities[a]		25,887,900	0.75

		25,887,900	0.75

AIRLINES
Other securities[a]		29,850,431	0.87

		29,850,431	0.87

APPAREL
Coach Inc.	523,244	27,229,618	0.79
Other securities[a]		27,001,667	0.79

		54,231,285	1.58

AUTO MANUFACTURERS
Other securities[a]		14,457,729	0.42

		14,457,729	0.42

AUTO PARTS & EQUIPMENT
Other securities[a]		38,678,575	1.12

		38,678,575	1.12

BANKS
Other securities[a]		1,291,714	0.04

		1,291,714	0.04

BEVERAGES
Other securities[a]		41,504,541	1.21

		41,504,541	1.21

BIOTECHNOLOGY
Illumina Inc.[b]	219,646	15,390,595	0.45
Vertex Pharmaceuticals Inc.[b]	346,682	16,616,468	0.48
Other securities[a]		47,533,665	1.38

		79,540,728	2.31

BUILDING MATERIALS
Other securities[a]		20,983,710	0.61

		20,983,710	0.61

CHEMICALS
Ecolab Inc.	400,292	20,422,898	0.59
Other securities[a]		104,866,265	3.05

		125,289,163	3.64

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$29,972,433	0.87%

		29,972,433	0.87

COMMERCIAL SERVICES
Western Union Co.	1,152,811	23,943,885	0.70
Other securities[a]		125,227,075	3.63

		149,170,960	4.33

COMPUTERS
NetApp Inc.[b]	631,533	30,427,260	0.88
SanDisk Corp.[b]	394,341	18,175,177	0.53
Other securities[a]		62,860,109	1.83

		111,462,546	3.24

COSMETICS & PERSONAL CARE
Avon Products Inc.	734,757	19,867,829	0.58
Estee Lauder Companies Inc. (The) Class A	189,099	18,221,580	0.53
Other securities[a]		1,217,313	0.03

		39,306,722	1.14

DISTRIBUTION & WHOLESALE
Other securities[a]		36,319,563	1.06

		36,319,563	1.06

DIVERSIFIED FINANCIAL SERVICES
Intercontinental- Exchange Inc.[b]	126,848	15,670,802	0.46
T. Rowe Price Group Inc.	445,147	29,566,664	0.86
Other securities[a]		59,921,508	1.74

		105,158,974	3.06

ELECTRIC
Other securities[a]		10,154,670	0.30

		10,154,670	0.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		17,475,062	0.51

		17,475,062	0.51

ELECTRONICS
Agilent Technologies Inc.[b]	597,021	26,734,600	0.78
Amphenol Corp. Class A	297,611	16,187,062	0.47
Other securities[a]		72,914,904	2.12

		115,836,566	3.37

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$15,500,817	0.45%

		15,500,817	0.45

ENGINEERING & CONSTRUCTION
Other securities[a]		23,829,383	0.69

		23,829,383	0.69

ENTERTAINMENT
Other securities[a]		17,298,756	0.50

		17,298,756	0.50

ENVIRONMENTAL CONTROL
Other securities[a]		28,452,077	0.83

		28,452,077	0.83

FOOD
Whole Foods Market Inc.	240,226	15,830,893	0.46
Other securities[a]		47,218,499	1.37

		63,049,392	1.83

FOREST PRODUCTS & PAPER
International Paper Co.	582,641	17,584,105	0.51
Other securities[a]		8,509,432	0.25

		26,093,537	0.76

HAND & MACHINE TOOLS
Other securities[a]		13,682,387	0.40

		13,682,387	0.40

HEALTH CARE – PRODUCTS
Edwards Lifesciences Corp.[b]	194,310	16,904,970	0.49
Intuitive Surgical Inc.[b]	67,153	22,392,839	0.65
Other securities[a]		91,878,833	2.67

		131,176,642	3.81

HEALTH CARE – SERVICES
Laboratory Corp. of America Holdings[b,c]	179,053	16,496,153	0.48
Other securities[a]		55,706,604	1.62

		72,202,757	2.10

HOME BUILDERS
Other securities[a]		9,521,306	0.28

		9,521,306	0.28

HOME FURNISHINGS
Other securities[a]		13,325,969	0.39

		13,325,969	0.39

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)[c]	227,688	$15,954,098	0.46%
Other securities[a]		31,151,145	0.91

		47,105,243	1.37

HOUSEWARES
Other securities[a]		3,577,006	0.10

		3,577,006	0.10

INSURANCE
Marsh & McLennan Companies Inc.	855,854	25,513,008	0.74
Other securities[a]		18,959,586	0.55

		44,472,594	1.29

INTERNET
Netflix Inc.[b,c]	68,480	16,252,358	0.47
Priceline.com Inc.[b]	81,378	41,213,074	1.20
Other securities[a]		53,930,362	1.57

		111,395,794	3.24

IRON & STEEL
Cliffs Natural Resources Inc.	232,255	22,826,022	0.66
Other securities[a]		18,967,383	0.55

		41,793,405	1.21

LEISURE TIME
Harley-Davidson Inc.	403,889	17,161,244	0.50
Other securities[a]		7,131,323	0.21

		24,292,567	0.71

LODGING
Marriott International Inc. Class A	465,391	16,558,612	0.48
Starwood Hotels & Resorts Worldwide Inc.	324,966	18,887,024	0.55
Wynn Resorts Ltd.	129,437	16,470,858	0.48
Other securities[a]		1,225,163	0.03

		53,141,657	1.54

MACHINERY
Cummins Inc.	344,032	37,712,788	1.10
Joy Global Inc.	176,579	17,447,771	0.51
Rockwell Automation Inc.	244,586	23,150,065	0.67
Other securities[a]		52,327,045	1.52

		130,637,669	3.80

MANUFACTURING
Cooper Industries PLC	287,316	18,646,808	0.54

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$79,017,301	2.30%

		97,664,109	2.84

MEDIA
Other securities[a]		57,299,080	1.66

		57,299,080	1.66

METAL FABRICATE & HARDWARE
Other securities[a]		9,715,756	0.28

		9,715,756	0.28

MINING
Other securities[a]		8,741,297	0.25

		8,741,297	0.25

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,571,142	0.19

		6,571,142	0.19

OIL & GAS
Cimarex Energy Co.	143,898	16,582,805	0.48
Concho Resources Inc.[b]	176,276	18,914,415	0.55
Range Resources Corp.	273,460	15,986,472	0.46
Other securities[a]		80,736,682	2.35

		132,220,374	3.84

OIL & GAS SERVICES
FMC Technologies Inc.[b]	208,550	19,703,804	0.57
Other securities[a]		40,984,196	1.19

		60,688,000	1.76

PACKAGING & CONTAINERS
Other securities[a]		15,578,800	0.45

		15,578,800	0.45

PHARMACEUTICALS
AmerisourceBergen Corp.	484,603	19,170,894	0.56
Hospira Inc.[b]	284,544	15,706,829	0.46
Other securities[a]		72,250,153	2.09

		107,127,876	3.11

PIPELINES
Other securities[a]		4,011,066	0.12

		4,011,066	0.12

REAL ESTATE
Other securities[a]		26,719,748	0.78

		26,719,748	0.78

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		$38,294,012	1.11%

		38,294,012	1.11

RETAIL
Bed Bath & Beyond Inc.[b]	451,485	21,793,181	0.63
Other securities[a]		242,366,993	7.05

		264,160,174	7.68

SAVINGS & LOANS
Other securities[a]		728,084	0.02

		728,084	0.02

SEMICONDUCTORS
Altera Corp.	548,620	24,150,252	0.70
Analog Devices Inc.	510,969	20,121,959	0.58
NVIDIA Corp.[b]	980,874	18,106,934	0.53
Other securities[a]		175,742,713	5.11

		238,121,858	6.92

SOFTWARE
Autodesk Inc.[b]	393,267	17,347,007	0.50
BMC Software Inc.[b]	311,361	15,487,096	0.45
Citrix Systems Inc.[b]	318,521	23,398,553	0.68
Intuit Inc.[b]	481,054	25,543,967	0.74
Paychex Inc.	553,505	17,357,917	0.50
Salesforce.com Inc.[b]	196,445	26,241,123	0.76
Other securities[a]		131,644,127	3.84

		257,019,790	7.47

TELECOMMUNICATIONS
Crown Castle International Corp.[b]	498,048	21,191,942	0.62
Other securities[a]		80,315,316	2.33

		101,507,258	2.95

TEXTILES
Other securities[a]		678,643	0.02

		678,643	0.02

TOYS, GAMES & HOBBIES
Other securities[a]		18,879,717	0.55

		18,879,717	0.55

TRANSPORTATION
C.H. Robinson Worldwide Inc.	284,502	21,090,133	0.61
Expeditors International of Washington Inc.	365,109	18,306,565	0.53

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$24,597,745	0.72%

		63,994,443	1.86

TRUCKING & LEASING
Other securities[a]		852,878	0.02

		852,878	0.02

TOTAL COMMON STOCKS
(Cost: $2,779,651,170)		3,439,040,384	99.94

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	134,278,166	134,278,166	3.90
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	18,409,609	18,409,609	0.53
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	2,719,969	2,719,969	0.08

		155,407,744	4.51

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,407,744)		155,407,744	4.51

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,935,058,914)		3,594,448,128	104.45

Other Assets, Less Liabilities		(153,287,710)	(4.45)

NET ASSETS		$3,441,160,418	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,693,078	0.10%

		3,693,078	0.10

AEROSPACE & DEFENSE
Other securities[a]		43,312,441	1.21

		43,312,441	1.21

AGRICULTURE
Bunge Ltd.	232,516	16,817,882	0.47
Lorillard Inc.	246,045	23,376,736	0.66

		40,194,618	1.13

AIRLINES
Other securities[a]		17,944,405	0.50

		17,944,405	0.50

APPAREL
Other securities[a]		13,999,832	0.39

		13,999,832	0.39

AUTO MANUFACTURERS
Other securities[a]		206,116	0.01

		206,116	0.01

AUTO PARTS & EQUIPMENT
Other securities[a]		16,525,612	0.46

		16,525,612	0.46

BANKS
Fifth Third Bancorp	1,480,331	20,546,994	0.58
SunTrust Banks Inc.	862,675	24,879,547	0.70
Other securities[a]		132,076,281	3.69

		177,502,822	4.97

BEVERAGES
Other securities[a]		35,007,557	0.98

		35,007,557	0.98

BIOTECHNOLOGY
Other securities[a]		10,967,428	0.31

		10,967,428	0.31

BUILDING MATERIALS
Other securities[a]		11,065,945	0.31

		11,065,945	0.31

CHEMICALS
PPG Industries Inc.	224,297	21,355,317	0.60

Security	Shares	Value	% of Net Assets
Other securities[a]		$54,077,089	1.51%

		75,432,406	2.11

COAL
Peabody Energy Corp.	432,896	31,151,196	0.87
Other securities[a]		37,481,016	1.05

		68,632,212	1.92

COMMERCIAL SERVICES
Other securities[a]		57,459,144	1.61

		57,459,144	1.61

COMPUTERS
Other securities[a]		44,173,129	1.24

		44,173,129	1.24

COSMETICS & PERSONAL CARE
Other securities[a]		3,969,665	0.11

		3,969,665	0.11

DISTRIBUTION & WHOLESALE
Other securities[a]		26,709,247	0.75

		26,709,247	0.75

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	331,900	20,272,452	0.57
Discover Financial Services	877,241	21,159,053	0.59
Other securities[a]		87,723,070	2.46

		129,154,575	3.62

ELECTRIC
Consolidated Edison Inc.	453,864	23,019,982	0.64
Edison International	525,556	19,230,094	0.54
FirstEnergy Corp.	672,843	24,955,747	0.70
PPL Corp.	777,804	19,678,441	0.55
Progress Energy Inc.	463,230	21,373,432	0.60
Xcel Energy Inc.	777,319	18,570,151	0.52
Other securities[a]		195,659,869	5.48

		322,487,716	9.03

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		21,500,877	0.60

		21,500,877	0.60

ELECTRONICS
Other securities[a]		35,578,728	1.00

		35,578,728	1.00

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$3,372,190	0.09%

		3,372,190	0.09

ENGINEERING & CONSTRUCTION
Fluor Corp.	271,021	19,963,407	0.56
Other securities[a]		29,895,481	0.84

		49,858,888	1.40

ENTERTAINMENT
Other securities[a]		8,149,789	0.23

		8,149,789	0.23

ENVIRONMENTAL CONTROL
Other securities[a]		12,180,444	0.34

		12,180,444	0.34

FOOD
Other securities[a]		118,367,889	3.32

		118,367,889	3.32

FOREST PRODUCTS & PAPER
Weyerhaeuser Co.	863,616	21,244,954	0.60
Other securities[a]		34,864,955	0.97

		56,109,909	1.57

GAS
Sempra Energy	399,300	21,362,550	0.60
Other securities[a]		49,834,703	1.39

		71,197,253	1.99

HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	258,726	19,818,412	0.56
Other securities[a]		7,617,661	0.21

		27,436,073	0.77

HEALTH CARE – PRODUCTS
Boston Scientific Corp.[b]	2,445,943	17,586,330	0.49
Other securities[a]		38,486,070	1.08

		56,072,400	1.57

HEALTH CARE – SERVICES
Humana Inc.[b]	274,540	19,201,328	0.54
Other securities[a]		31,151,534	0.87

		50,352,862	1.41

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		11,766,838	0.33

		11,766,838	0.33

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$21,563,491	0.60%

		21,563,491	0.60

HOME FURNISHINGS
Other securities[a]		8,637,740	0.24

		8,637,740	0.24

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		26,611,143	0.75

		26,611,143	0.75

HOUSEWARES
Other securities[a]		8,970,459	0.25

		8,970,459	0.25

INSURANCE
Aon Corp.	433,734	22,970,553	0.64
CIGNA Corp.	446,301	19,762,208	0.55
Hartford Financial Services Group Inc. (The)	656,193	17,671,278	0.50
Principal Financial Group Inc.	515,748	16,560,668	0.46
Progressive Corp. (The)	1,079,088	22,801,129	0.64
Other securities[a]		213,780,731	5.99

		313,546,567	8.78

INTERNET
Other securities[a]		25,386,812	0.71

		25,386,812	0.71

INVESTMENT COMPANIES
Other securities[a]		5,563,412	0.16

		5,563,412	0.16

IRON & STEEL
Other securities[a]		27,037,808	0.76

		27,037,808	0.76

LEISURE TIME
Other securities[a]		5,371,598	0.15

		5,371,598	0.15

LODGING
Other securities[a]		19,174,408	0.54

		19,174,408	0.54

MACHINERY
Other securities[a]		26,755,345	0.75

		26,755,345	0.75

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
MANUFACTURING
Eaton Corp.	399,578	$22,152,604	0.62%
Ingersoll-Rand PLC	518,235	25,035,933	0.70
ITT Corp.	296,005	17,775,100	0.50
Parker Hannifin Corp.	186,256	17,634,718	0.49
Other securities[a]		48,950,093	1.38

		131,548,448	3.69

MEDIA
CBS Corp. Class B NVS	964,413	24,148,902	0.68
Other securities[a]		79,205,311	2.22

		103,354,213	2.90

METAL FABRICATE & HARDWARE
Other securities[a]		5,142,094	0.14

		5,142,094	0.14

MINING
Other securities[a]		13,188,598	0.37

		13,188,598	0.37

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	2,219,830	23,641,190	0.66
Other securities[a]		2,472,868	0.07

		26,114,058	0.73

OIL & GAS
Murphy Oil Corp.	272,436	20,002,251	0.56
Newfield Exploration Co.[b]	215,182	16,355,984	0.46
Noble Energy Inc.	281,178	27,175,854	0.76
Pioneer Natural Resources Co.	187,004	19,059,448	0.53
Valero Energy Corp.	910,541	27,152,333	0.76
Other securities[a]		152,407,804	4.27

		262,153,674	7.34

OIL & GAS SERVICES
Weatherford International Ltd.[b]	712,860	16,110,636	0.45
Other securities[a]		39,069,974	1.10

		55,180,610	1.55

PACKAGING & CONTAINERS
Other securities[a]		40,173,241	1.13

		40,173,241	1.13

PHARMACEUTICALS
Mead Johnson Nutrition Co. Class A	284,708	16,493,135	0.46

Security	Shares	Value	% of Net Assets
Other securities[a]		$48,494,630	1.36%

		64,987,765	1.82

PIPELINES
El Paso Corp.	926,317	16,673,706	0.47
Spectra Energy Corp.	1,043,439	28,360,672	0.79
Other securities[a]		16,371,056	0.46

		61,405,434	1.72

REAL ESTATE
Other securities[a]		4,848,101	0.14

		4,848,101	0.14

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.[c]	1,276,186	22,269,446	0.62
AvalonBay Communities Inc.	133,858	16,073,669	0.45
Boston Properties Inc.[c]	224,246	21,269,733	0.60
Equity Residential	426,302	24,047,696	0.67
HCP Inc.	646,589	24,531,587	0.69
Host Hotels & Resorts Inc.	1,061,740	18,697,241	0.52
Vornado Realty Trust[c]	237,127	20,748,612	0.58
Other securities[a]		199,215,836	5.59

		346,853,820	9.72

RETAIL
Other securities[a]		65,286,601	1.83

		65,286,601	1.83

SAVINGS & LOANS
Other securities[a]		35,842,236	1.00

		35,842,236	1.00

SEMICONDUCTORS
Micron Technology Inc.[b]	1,379,608	15,810,308	0.44
Other securities[a]		40,836,567	1.15

		56,646,875	1.59

SOFTWARE
Other securities[a]		32,871,228	0.92

		32,871,228	0.92

TELECOMMUNICATIONS
CenturyLink Inc.	484,583	20,134,424	0.56
Qwest Communications International Inc.	2,800,689	19,128,706	0.54
Other securities[a]		56,883,942	1.59

		96,147,072	2.69

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2011

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$11,317,092	0.32%

		11,317,092	0.32

TOYS, GAMES & HOBBIES
Other securities[a]		6,139,237	0.17

		6,139,237	0.17

TRANSPORTATION
Other securities[a]		19,927,742	0.56

		19,927,742	0.56

TRUCKING & LEASING
Other securities[a]		2,066,648	0.06

		2,066,648	0.06

WATER
Other securities[a]		12,931,505	0.36

		12,931,505	0.36

TOTAL COMMON STOCKS
(Cost: $3,374,625,364)		3,563,127,163	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.23%[d,e,f]	110,987,652	110,987,652	3.11
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	15,216,467	15,216,467	0.43
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.04%[d,e]	3,751,122	3,751,122	0.10

		129,955,241	3.64

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,955,241)		129,955,241	3.64

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,504,580,605)		3,693,082,404	103.46

Other Assets, Less Liabilities		(123,523,963)	(3.46)

NET ASSETS		$3,569,558,441	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2011

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,483,229,426	$311,109,928	$375,453,981
Affiliated issuers (Note 2)	59,582,462	4,284,913	7,223,848

Total cost of investments	$3,542,811,888	$315,394,841	$382,677,829

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,439,886,350	$359,562,979	$340,595,001
Affiliated issuers (Note 2)	59,410,162	4,301,747	7,140,021

Total fair value of investments	3,499,296,512	363,864,726	347,735,022
Receivables:
Investment securities sold	6,958,077	719,104	1,416,713
Dividends and interest	4,238,087	332,440	521,173
Capital shares sold	14,839	–	–

Total Assets	3,510,507,515	364,916,270	349,672,908

LIABILITIES
Payables:
Investment securities purchased	10,788,158	1,064,030	1,764,501
Collateral for securities on loan (Note 5)	43,532,431	3,624,846	4,578,029
Investment advisory fees (Note 2)	580,931	74,894	71,763

Total Liabilities	54,901,520	4,763,770	6,414,293

NET ASSETS	$3,455,605,995	$360,152,500	$343,258,615

Net assets consist of:
Paid-in capital	$3,797,137,231	$406,274,579	$470,768,359
Distributions in excess of net investment income	(19,117)	(720)	(10,444)
Accumulated net realized loss	(297,996,743)	(94,591,244)	(92,556,493)
Net unrealized appreciation (depreciation)	(43,515,376)	48,469,885	(34,942,807)

NET ASSETS	$3,455,605,995	$360,152,500	$343,258,615

Shares outstanding[b]	43,550,000	7,250,000	3,800,000

Net asset value per share	$79.35	$49.68	$90.33

[a]	Securities on loan with values of $42,473,756, $3,540,805 and $4,457,418, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$569,641,705	$5,522,636,647	$2,779,651,170
Affiliated issuers (Note 2)	53,843,136	321,286,214	155,407,744

Total cost of investments	$623,484,841	$5,843,922,861	$2,935,058,914

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$562,428,052	$6,495,004,926	$3,439,040,384
Affiliated issuers (Note 2)	53,826,250	321,286,214	155,407,744

Total fair value of investments	616,254,302	6,816,291,140	3,594,448,128
Receivables:
Investment securities sold	6,346,368	16,288,758	6,475,585
Dividends and interest	613,755	6,784,243	1,771,091
Capital shares sold	35,744	445,361	94,045

Total Assets	623,250,169	6,839,809,502	3,602,788,849

LIABILITIES
Payables:
Investment securities purchased	7,086,042	20,051,572	8,186,097
Collateral for securities on loan (Note 5)	51,404,622	316,646,706	152,687,775
Capital shares redeemed	–	–	38,374
Securities related to in-kind transactions (Note 4)	–	110,362	–
Investment advisory fees (Note 2)	276,101	1,076,863	716,185

Total Liabilities	58,766,765	337,885,503	161,628,431

NET ASSETS	$564,483,404	$6,501,923,999	$3,441,160,418

Net assets consist of:
Paid-in capital	$670,323,950	$6,021,132,234	$3,494,568,035
Undistributed (distributions in excess of) net investment income	(386,899)	2,924	4,154
Accumulated net realized loss	(98,223,108)	(491,579,438)	(712,800,985)
Net unrealized appreciation (depreciation)	(7,230,539)	972,368,279	659,389,214

NET ASSETS	$564,483,404	$6,501,923,999	$3,441,160,418

Shares outstanding[b]	10,600,000	59,650,000	56,500,000

Net asset value per share	$53.25	$109.00	$60.91

[a]	Securities on loan with values of $48,914,890, $310,181,550 and $149,870,397, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2011

iShares Russell Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,374,625,364
Affiliated issuers (Note 2)	129,955,241

Total cost of investments	$3,504,580,605

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,563,127,163
Affiliated issuers (Note 2)	129,955,241

Total fair value of investments	3,693,082,404
Receivables:
Investment securities sold	11,939,535
Dividends and interest	5,391,952
Capital shares sold	104,508

Total Assets	3,710,518,399

LIABILITIES
Payables:
Investment securities purchased	14,030,091
Collateral for securities on loan (Note 5)	126,204,119
Investment advisory fees (Note 2)	725,748

Total Liabilities	140,959,958

NET ASSETS	$3,569,558,441

Net assets consist of:
Paid-in capital	$4,008,939,860
Accumulated net realized loss	(627,883,218)
Net unrealized appreciation	188,501,799

NET ASSETS	$3,569,558,441

Shares outstanding[b]	74,150,000

Net asset value per share	$48.14

[a]	Securities on loan with a value of $122,526,210. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2011

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$58,086,897	$4,590,978	$7,278,918
Dividends from affiliated issuers (Note 2)	119,736	3,585	21,431
Interest from unaffiliated issuers	12,407	–	826
Interest from affiliated issuers (Note 2)	4,319	425	462
Securities lending income from affiliated issuers (Note 2)	528,876	51,549	43,855

Total investment income	58,752,235	4,646,537	7,345,492

EXPENSES
Investment advisory fees (Note 2)	6,094,116	765,543	793,388

Total expenses	6,094,116	765,543	793,388

Net investment income	52,658,119	3,880,994	6,552,104

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(67,104,223)	(15,648,039)	(14,696,520)
Investments in affiliated issuers (Note 2)	107,416	(812)	56,688
In-kind redemptions	70,312,277	4,313,820	4,870,973

Net realized gain (loss)	3,315,470	(11,335,031)	(9,768,859)

Net change in unrealized appreciation/depreciation	434,831,070	60,306,809	45,332,596

Net realized and unrealized gain	438,146,540	48,971,778	35,563,737

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$490,804,659	$52,852,772	$42,115,841

[a]	Net of foreign withholding tax of $13,280, $1,050 and $1,604, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,712,137	$99,207,866	$33,510,013
Dividends from affiliated issuers (Note 2)	40,070	–	–
Interest from affiliated issuers (Note 2)	924	7,799	3,997
Securities lending income from affiliated issuers (Note 2)	1,505,876	1,829,553	901,471

Total investment income	6,259,007	101,045,218	34,415,481

EXPENSES
Investment advisory fees (Note 2)	2,769,004	11,304,820	7,572,201

Total expenses	2,769,004	11,304,820	7,572,201

Net investment income	3,490,003	89,740,398	26,843,280

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(30,850,027)	(79,123,312)	(139,660,534)
Investments in affiliated issuers (Note 2)	14,168	–	–
In-kind redemptions	58,350,795	284,521,800	220,050,134

Net realized gain	27,514,936	205,398,488	80,389,600

Net change in unrealized appreciation/depreciation	63,627,470	943,474,796	558,014,589

Net realized and unrealized gain	91,142,406	1,148,873,284	638,404,189

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,632,409	$1,238,613,682	$665,247,469

[a]	Net of foreign withholding tax of $1,515, $11,792 and $12,311, respectively.

See notes to financial statements.

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2011

iShares Russell Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$69,235,437
Interest from affiliated issuers (Note 2)	4,145
Securities lending income from affiliated issuers (Note 2)	1,094,151

Total investment income	70,333,733

EXPENSES
Investment advisory fees (Note 2)	7,430,835

Total expenses	7,430,835

Net investment income	62,902,898

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(93,709,679)
In-kind redemptions	184,231,553

Net realized gain	90,521,874

Net change in unrealized appreciation/depreciation	448,994,454

Net realized and unrealized gain	539,516,328

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$602,419,226

[a]	Net of foreign withholding tax of $716.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$52,658,119	$53,295,607	$3,880,994	$4,616,188
Net realized gain (loss)	3,315,470	(4,675,921)	(11,335,031)	(54,333,111)
Net change in unrealized appreciation/depreciation	434,831,070	1,099,798,765	60,306,809	181,883,558

Net increase in net assets resulting from operations	490,804,659	1,148,418,451	52,852,772	132,166,635

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(53,743,370)	(52,742,679)	(3,966,852)	(4,596,882)
Return of capital	–	–	(8,844)	–

Total distributions to shareholders	(53,743,370)	(52,742,679)	(3,975,696)	(4,596,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	440,461,512	649,233,872	37,319,590	49,855,725
Cost of shares redeemed	(477,685,881)	(923,872,649)	(53,983,743)	(149,601,036)

Net decrease in net assets from capital share transactions	(37,224,369)	(274,638,777)	(16,664,153)	(99,745,311)

INCREASE IN NET ASSETS	399,836,920	821,036,995	32,212,923	27,824,442

NET ASSETS
Beginning of year	3,055,769,075	2,234,732,080	327,939,577	300,115,135

End of year	$3,455,605,995	$3,055,769,075	$360,152,500	$327,939,577

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(19,117)	$796,238	$(720)	$85,145

SHARES ISSUED AND REDEEMED
Shares sold	6,150,000	11,050,000	800,000	1,400,000
Shares redeemed	(6,950,000)	(15,150,000)	(1,300,000)	(4,150,000)

Net decrease in shares outstanding	(800,000)	(4,100,000)	(500,000)	(2,750,000)

See notes to financial statements.

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,552,104	$7,968,625	$3,490,003	$2,641,607
Net realized gain (loss)	(9,768,859)	(37,234,944)	27,514,936	(4,481,455)
Net change in unrealized appreciation/depreciation	45,332,596	176,851,317	63,627,470	142,509,757

Net increase in net assets resulting from operations	42,115,841	147,584,998	94,632,409	140,669,909

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,698,773)	(7,895,493)	(4,301,170)	(2,638,087)

Total distributions to shareholders	(6,698,773)	(7,895,493)	(4,301,170)	(2,638,087)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,155,544	95,240,589	436,628,079	321,272,842
Cost of shares redeemed	(84,498,146)	(130,836,657)	(392,665,077)	(237,490,639)

Net increase (decrease) in net assets from capital share transactions	(64,342,602)	(35,596,068)	43,963,002	83,782,203

INCREASE (DECREASE) IN NET ASSETS	(28,925,534)	104,093,437	134,294,241	221,814,025

NET ASSETS
Beginning of year	372,184,149	268,090,712	430,189,163	208,375,138

End of year	$343,258,615	$372,184,149	$564,483,404	$430,189,163

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(10,444)	$73,148	$(386,899)	$61,563

SHARES ISSUED AND REDEEMED
Shares sold	250,000	1,450,000	9,450,000	8,500,000
Shares redeemed	(1,100,000)	(1,850,000)	(8,850,000)	(6,350,000)

Net increase (decrease) in shares outstanding	(850,000)	(400,000)	600,000	2,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$89,740,398	$71,964,501	$26,843,280	$24,678,061
Net realized gain (loss)	205,398,488	(124,802,175)	80,389,600	(355,688,254)
Net change in unrealized appreciation/depreciation	943,474,796	2,199,484,821	558,014,589	1,439,501,170

Net increase in net assets resulting from operations	1,238,613,682	2,146,647,147	665,247,469	1,108,490,977

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,928,249)	(71,157,778)	(28,400,089)	(24,312,375)

Total distributions to shareholders	(94,928,249)	(71,157,778)	(28,400,089)	(24,312,375)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	814,453,739	865,542,556	636,938,555	1,014,696,369
Cost of shares redeemed	(956,360,458)	(874,894,892)	(1,072,306,716)	(540,898,006)

Net increase (decrease) in net assets from capital share transactions	(141,906,719)	(9,352,336)	(435,368,161)	473,798,363

INCREASE IN NET ASSETS	1,001,778,714	2,066,137,033	201,479,219	1,557,976,965

NET ASSETS
Beginning of year	5,500,145,285	3,434,008,252	3,239,681,199	1,681,704,234

End of year	$6,501,923,999	$5,500,145,285	$3,441,160,418	$3,239,681,199

Undistributed net investment income included in net assets at end of year	$2,924	$908,360	$4,154	$395,745

SHARES ISSUED AND REDEEMED
Shares sold	8,350,000	11,300,000	11,900,000	24,150,000
Shares redeemed	(10,250,000)	(13,050,000)	(21,950,000)	(13,250,000)

Net increase (decrease) in shares outstanding	(1,900,000)	(1,750,000)	(10,050,000)	10,900,000

See notes to financial statements.

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Year ended March 31, 2011	Year ended March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,902,898	$55,991,187
Net realized gain (loss)	90,521,874	(241,015,037)
Net change in unrealized appreciation/depreciation	448,994,454	1,466,751,430

Net increase in net assets resulting from operations	602,419,226	1,281,727,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(66,125,818)	(55,925,798)

Total distributions to shareholders	(66,125,818)	(55,925,798)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,921,559,368	1,781,683,346
Cost of shares redeemed	(1,722,714,879)	(1,918,605,982)

Net increase (decrease) in net assets from capital share transactions	198,844,489	(136,922,636)

INCREASE IN NET ASSETS	735,137,897	1,088,879,146

NET ASSETS
Beginning of year	2,834,420,544	1,745,541,398

End of year	$3,569,558,441	$2,834,420,544

Undistributed net investment income included in net assets at end of year	$–	$65,389

SHARES ISSUED AND REDEEMED
Shares sold	47,150,000	54,650,000
Shares redeemed	(43,250,000)	(57,200,000)

Net increase (decrease) in shares outstanding	3,900,000	(2,550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$68.90	$46.12	$76.26	$82.61	$75.57

Income from investment operations:
Net investment income[a]	1.21	1.12	1.36	1.39	1.31
Net realized and unrealized gain (loss)[b]	10.48	22.78	(30.20)	(6.35)	7.00

Total from investment operations	11.69	23.90	(28.84)	(4.96)	8.31

Less distributions from:
Net investment income	(1.24)	(1.12)	(1.30)	(1.39)	(1.27)

Total distributions	(1.24)	(1.12)	(1.30)	(1.39)	(1.27)

Net asset value, end of year	$79.35	$68.90	$46.12	$76.26	$82.61

Total return	17.24%	52.12%	(38.14)%	(6.15)%	11.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,455,606	$3,055,769	$2,234,732	$2,718,702	$2,928,652
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.73%	1.87%	2.23%	1.64%	1.68%
Portfolio turnover rate[c]	6%	6%	7%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$42.31	$28.58	$44.21	$45.35	$43.06

Income from investment operations:
Net investment income[a]	0.55	0.51	0.49	0.43	0.42
Net realized and unrealized gain (loss)[b]	7.39	13.75	(15.67)	(1.14)	2.26

Total from investment operations	7.94	14.26	(15.18)	(0.71)	2.68

Less distributions from:
Net investment income	(0.57)	(0.53)	(0.45)	(0.43)	(0.39)
Return of capital	(0.00)[c]	–	–	–	–

Total distributions	(0.57)	(0.53)	(0.45)	(0.43)	(0.39)

Net asset value, end of year	$49.68	$42.31	$28.58	$44.21	$45.35

Total return	18.97%	50.11%	(34.48)%	(1.64)%	6.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$360,153	$327,940	$300,115	$329,365	$265,269
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.27%	1.40%	1.35%	0.90%	0.97%
Portfolio turnover rate[d]	24%	20%	19%	18%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$80.04	$53.09	$94.65	$108.53	$95.62

Income from investment operations:
Net investment income[a]	1.67	1.55	2.28	2.47	2.29
Net realized and unrealized gain (loss)[b]	10.37	26.95	(41.59)	(13.89)	12.82

Total from investment operations	12.04	28.50	(39.31)	(11.42)	15.11

Less distributions from:
Net investment income	(1.75)	(1.55)	(2.25)	(2.46)	(2.16)
Return of capital	–	–	–	–	(0.04)

Total distributions	(1.75)	(1.55)	(2.25)	(2.46)	(2.20)

Net asset value, end of year	$90.33	$80.04	$53.09	$94.65	$108.53

Total return	15.36%	54.07%	(42.08)%	(10.75)%	15.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$343,259	$372,184	$268,091	$572,634	$694,599
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.06%	2.24%	2.93%	2.31%	2.23%
Portfolio turnover rate[c]	25%	24%	26%	17%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$43.02	$26.54	$46.57	$58.87	$58.50

Income from investment operations:
Net investment income[a]	0.34	0.31	0.42	0.41	0.30
Net realized and unrealized gain (loss)[b]	10.30	16.47	(20.01)	(12.31)	0.41

Total from investment operations	10.64	16.78	(19.59)	(11.90)	0.71

Less distributions from:
Net investment income	(0.41)	(0.30)	(0.44)	(0.39)	(0.30)
Return of capital	–	–	–	(0.01)	(0.04)

Total distributions	(0.41)	(0.30)	(0.44)	(0.40)	(0.34)

Net asset value, end of year	$53.25	$43.02	$26.54	$46.57	$58.87

Total return	24.90%	63.36%	(42.29)%	(20.32)%	1.25%

Ratios/Supplemental data:
Net assets, end of year (000s)	$564,483	$430,189	$208,375	$172,327	$256,092
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.76%	0.85%	1.14%	0.75%	0.53%
Portfolio turnover rate[c]	35%	35%	25%	21%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007

Net asset value, beginning of year	$89.36	$54.25	$93.36	$103.91	$94.47

Income from investment operations:
Net investment income[a]	1.49	1.23	1.37	1.30	1.35
Net realized and unrealized gain (loss)[b]	19.74	35.10	(39.16)	(10.58)	9.46

Total from investment operations	21.23	36.33	(37.79)	(9.28)	10.81

Less distributions from:
Net investment income	(1.59)	(1.22)	(1.32)	(1.26)	(1.28)
Return of capital	–	–	–	(0.01)	(0.09)

Total distributions	(1.59)	(1.22)	(1.32)	(1.27)	(1.37)

Net asset value, end of year	$109.00	$89.36	$54.25	$93.36	$103.91

Total return	24.08%	67.32%	(40.76)%	(9.05)%	11.56%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,501,924	$5,500,145	$3,434,008	$3,351,633	$3,330,377
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.59%	1.64%	1.89%	1.25%	1.40%
Portfolio turnover rate[c]	12%	13%	14%	15%	19%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$48.68	$30.22	$50.62	$53.47	$50.51

Income from investment operations:
Net investment income[b]	0.46	0.41	0.40	0.36	0.37
Net realized and unrealized gain (loss)[c]	12.27	18.44	(20.40)	(2.86)	2.97

Total from investment operations	12.73	18.85	(20.00)	(2.50)	3.34

Less distributions from:
Net investment income	(0.50)	(0.39)	(0.40)	(0.34)	(0.38)
Return of capital	–	–	–	(0.01)	–

Total distributions	(0.50)	(0.39)	(0.40)	(0.35)	(0.38)

Net asset value, end of year	$60.91	$48.68	$30.22	$50.62	$53.47

Total return	26.33%	62.58%	(39.66)%	(4.74)%	6.66%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,441,160	$3,239,681	$1,681,704	$2,703,288	$1,817,931
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.89%	1.00%	0.97%	0.64%	0.73%
Portfolio turnover rate[d]	29%	28%	34%	25%	30%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of year	$40.35	$23.98	$42.87	$50.96	$44.48

Income from investment operations:
Net investment income[b]	0.89	0.73	0.91	0.93	0.96
Net realized and unrealized gain (loss)[c]	7.83	16.38	(18.85)	(8.07)	6.48

Total from investment operations	8.72	17.11	(17.94)	(7.14)	7.44

Less distributions from:
Net investment income	(0.93)	(0.74)	(0.95)	(0.94)	(0.88)
Return of capital	–	–	–	(0.01)	(0.08)

Total distributions	(0.93)	(0.74)	(0.95)	(0.95)	(0.96)

Net asset value, end of year	$48.14	$40.35	$23.98	$42.87	$50.96

Total return	21.99%	71.91%	(42.36)%	(14.22)%	16.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,569,558	$2,834,421	$1,745,541	$2,655,947	$3,409,244
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.12%	2.17%	2.62%	1.89%	2.05%
Portfolio turnover rate[d]	25%	27%	38%	22%	25%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

64	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3		Total

Russell 3000
Common Stocks	$3,452,068,897	$–	$13,530		$3,452,082,427
Warrants	–	–	0	[a]	0	[a]
Short-Term Investments	47,214,085	–	–		47,214,085

	$3,499,282,982	$–	$13,530		$3,499,296,512

Russell 3000 Growth
Common Stocks	$359,864,150	$–	$947		$359,865,097
Warrants	–	–	0	[a]	0	[a]
Short-Term Investments	3,999,629	–	–		3,999,629

	$363,863,779	$–	$947		$363,864,726

Russell 3000 Value
Common Stocks	$342,751,494	$–	$946		$342,752,440
Short-Term Investments	4,982,582	–	–		4,982,582

	$347,734,076	$–	$946		$347,735,022

Russell Microcap
Common Stocks	$563,307,651	$–	$79,803		$563,387,454
Rights	–	–	53,813		53,813
Convertible Notes	–	–	0	[a]	0	[a]
Short-Term Investments	52,813,035	–	–		52,813,035

	$616,120,686	$–	$133,616		$616,254,302

Russell Midcap
Common Stocks	$6,494,992,849	$–	$12,077		$6,495,004,926
Short-Term Investments	321,286,214	–	–		321,286,214

	$6,816,279,063	$–	$12,077		$6,816,291,140

Russell Midcap Growth
Common Stocks	$3,439,030,434	$–	$9,950		$3,439,040,384
Short-Term Investments	155,407,744	–	–		155,407,744

	$3,594,438,178	$–	$9,950		$3,594,448,128

Russell Midcap Value
Common Stocks	$3,563,123,845	$–	$3,318		$3,563,127,163
Short-Term Investments	129,955,241	–	–		129,955,241

	$3,693,079,086	$–	$3,318		$3,693,082,404

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2011, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)

Russell 3000	$(130,488,858)	$(211,042,378)	$(341,531,236)
Russell 3000 Growth	46,260,570	(92,382,649)	(46,122,079)
Russell 3000 Value	(44,176,993)	(83,332,751)	(127,509,744)
Russell Microcap	(16,100,515)	(89,740,031)	(105,840,546)
Russell Midcap	774,029,302	(293,237,537)	480,791,765
Russell Midcap Growth	634,162,171	(687,569,788)	(53,407,617)
Russell Midcap Value	113,311,818	(552,693,237)	(439,381,419)

For the years ended March 31, 2011 and March 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2011.

66	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2010 to March 31, 2011, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2012, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses

Russell 3000	$4,918,661
Russell 3000 Value	65,335
Russell Microcap	2,259,105

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total

Russell 3000	$8,033,947	$95,540	$3,180,853	$–	$–	$36,634,037	$126,187,428	$31,991,900	$206,123,705
Russell 3000 Growth	2,294,465	911,779	2,128,959	1,086,830	–	14,427,568	55,612,220	15,920,828	92,382,649
Russell 3000 Value	144,266	–	309,470	290,191	467,125	19,166,670	50,060,389	12,829,303	83,267,414
Russell Microcap	–	–	83,822	758,530	4,726,853	14,316,649	50,574,894	17,016,462	87,477,210
Russell Midcap	1,554,124	–	–	2,966,359	9,494,772	50,284,490	201,205,737	27,732,055	293,237,537
Russell Midcap Growth	2,148,153	–	17,096,686	–	3,965,198	105,000,158	421,837,084	137,522,509	687,569,788
Russell Midcap Value	1,606,781	–	–	1,114,118	13,253,157	182,452,977	350,234,018	4,032,186	552,693,237

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after March 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to the expiration of capital loss carryforwards, distributions paid in excess of taxable income, passive foreign investment companies, investments in regulated investment companies, and realized gains (losses) from in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell 3000	$3,629,785,370	$439,359,960	$(569,848,818)	$(130,488,858)
Russell 3000 Growth	317,604,156	68,046,101	(21,785,531)	46,260,570
Russell 3000 Value	391,912,015	36,872,661	(81,049,654)	(44,176,993)
Russell Microcap	632,354,817	70,478,488	(86,579,003)	(16,100,515)
Russell Midcap	6,042,261,838	1,322,871,553	(548,842,251)	774,029,302
Russell Midcap Growth	2,960,285,957	763,492,206	(129,330,035)	634,162,171
Russell Midcap Value	3,579,770,586	451,011,958	(337,700,140)	113,311,818

Management has reviewed the tax positions as of March 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee

Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral

68	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

received for the loan of securities and any fees paid by borrowers. For the year ended March 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees

Russell 3000	$284,779
Russell 3000 Growth	27,757
Russell 3000 Value	23,614
Russell Microcap	810,856
Russell Midcap	985,144
Russell Midcap Growth	485,408
Russell Midcap Value	589,159

Cross trades for the year ended March 31, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

Russell 3000
BlackRock Inc.	7,703	15,466	(1,699)	21,470	$4,315,685	$52,558	$27,092
BlackRock Kelso Capital Corp.	2,384	14,308	(1,697)	14,995	151,899	14,994	1,173
PennyMac Mortgage Investment Trust	3,542	3,214	(601)	6,155	113,190	4,087	(434)
PNC Financial Services Group Inc. (The)	124,732	20,441	(24,276)	120,897	7,615,303	48,097	79,585

					$12,196,077	$119,736	$107,416

Russell 3000 Growth
BlackRock Inc.	551	1,104	(152)	1,503	$302,118	$3,585	$(812)

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

Russell 3000 Value
BlackRock Inc.	1,246	1,899	(294)	2,851	$573,080	$7,085	$(2,119)
BlackRock Kelso Capital Corp.	553	3,406	(370)	3,589	36,357	3,103	801
PennyMac Mortgage Investment Trust	791	705	(200)	1,296	23,833	901	(323)
PNC Financial Services Group Inc. (The)	30,327	2,330	(8,460)	24,197	1,524,169	10,342	58,329

					$2,157,439	$21,431	$56,688

Russell Microcap
PennyMac Mortgage Investment Trust	25,146	59,232	(29,282)	55,096	$1,013,215	$40,070	$14,168

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales

Russell 3000	$197,835,928	$196,785,146
Russell 3000 Growth	72,776,323	72,551,844
Russell 3000 Value	79,312,429	79,613,172
Russell Microcap	161,540,372	161,171,425
Russell Midcap	675,138,511	680,113,869
Russell Midcap Growth	869,211,837	867,027,860
Russell Midcap Value	748,574,586	763,973,371

In-kind transactions (see Note 4) for the year ended March 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales

Russell 3000	$438,950,502	$476,233,034
Russell 3000 Growth	37,158,049	53,796,359
Russell 3000 Value	20,081,842	84,174,647
Russell Microcap	433,881,653	390,105,780
Russell Midcap	810,732,045	952,807,747
Russell Midcap Growth	634,637,870	1,068,675,353
Russell Midcap Value	1,913,477,790	1,709,347,976

70	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of March 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	71

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index, iShares Russell 3000 Growth Index, iShares Russell 3000 Value Index, iShares Russell Microcap Index, iShares Russell Midcap Index, iShares Russell Midcap Growth Index, and iShares Russell Midcap Value Index Funds (the “Funds”), at March 31, 2011, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2011

72	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2011 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell 3000	96.83%

Russell 3000 Growth	97.87

Russell 3000 Value	95.60

Russell Microcap	89.29

Russell Midcap	76.86

Russell Midcap Growth	94.61

Russell Midcap Value	71.42

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2011:

iShares Index Fund	Qualified Dividend Income

Russell 3000	$53,743,370

Russell 3000 Growth	3,966,852

Russell 3000 Value	6,698,773

Russell Microcap	4,233,052

Russell Midcap	89,534,872

Russell Midcap Growth	28,400,089

Russell Midcap Value	60,057,603

In February 2012, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2011. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	73

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell 3000	$1.22642	$–	$0.01445	$1.24087	99%	–%	1%	100%
Russell 3000 Growth	0.55574	–	0.01109	0.56683	98	–	2	100
Russell 3000 Value	1.70481	–	0.04085	1.74566	98	–	2	100
Russell Microcap	0.38487	–	0.02487	0.40974	94	–	6	100
Russell Midcap	1.51294	–	0.07226	1.58520	95	–	5	100
Russell Midcap Growth	0.49094	–	0.00621	0.49715	99	–	1	100
Russell Midcap Value	0.87240	–	0.05537	0.92777	94	–	6	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

74	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and -0.5%	1,295	98.10
Less than -0.5% and Greater than -1.0%	2	0.15
Less than -1.0% and Greater than -1.5%	4	0.30
Less than -1.5%	2	0.15

	1,320	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and -0.5%	1,294	98.03
Less than -0.5% and Greater than -1.0%	3	0.23
Less than -1.0% and Greater than -1.5%	3	0.23
Less than -1.5%	2	0.15

	1,320	100.00%

SUPPLEMENTAL INFORMATION	75

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and -0.5%	1,292	97.87
Less than -0.5% and Greater than -1.0%	5	0.38
Less than -1.0% and Greater than -1.5%	2	0.15
Less than -1.5% and Greater than -2.0%	3	0.23
Less than -2.0%	3	0.23

	1,320	100.00%

iShares Russell Microcap Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.30%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	17	1.29
Between 0.5% and -0.5%	1,261	95.53
Less than -0.5% and Greater than -1.0%	18	1.36
Less than -1.0% and Greater than -1.5%	3	0.23
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	2	0.15
Less than -2.5% and Greater than -3.0%	1	0.08

	1,320	100.00%

76	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	5	0.38%
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and -0.5%	1,299	98.41
Less than -0.5% and Greater than -1.0%	3	0.23
Less than -1.0% and Greater than -1.5%	2	0.15
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0%	2	0.15

	1,320	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and -0.5%	1,293	97.94
Less than -0.5% and Greater than -1.0%	3	0.23
Less than -1.0% and Greater than -1.5%	3	0.23
Less than -1.5% and Greater than -2.0%	3	0.23
Less than -2.0% and Greater than -2.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	77

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Value Index Fund

Period Covered: January 1, 2006 through March 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	14	1.06
Between 0.5% and -0.5%	1,290	97.71
Less than -0.5% and Greater than -1.0%	4	0.30
Less than -1.0% and Greater than -1.5%	2	0.15
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	1	0.08
Less than -2.5% and Greater than -3.0%	1	0.08
Less than -3.0%	1	0.08

	1,320	100.00%

78	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 218 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	79

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees
Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

80	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007- 2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

82	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-36-0311

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on June 15, 2010 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2011, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-seven series of the Registrant for which the fiscal year-end is March 31, 2011 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $786,739 for the fiscal year ended March 31, 2010 and $806,481 for the fiscal year ended March 31, 2011.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2010 and March 31, 2011 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $178,695 for the fiscal year ended March 31, 2010 and $206,340 for the fiscal year ended March 31, 2011.

(d) All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2010 and March 31, 2011 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2011 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $4,173,369 for the fiscal year ended March 31, 2010 and $4,135,258 for the fiscal year ended March 31, 2011.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

Item 6.	Investments.

(a) Full schedules of investments attached.

(b) Not applicable.

Schedule of Investments

iShares® S&P 500 Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.17%
Interpublic Group of Companies Inc. (The)	1,093,402	$13,744,063
Omnicom Group Inc.	634,816	31,144,073

		44,888,136

AEROSPACE & DEFENSE – 2.07%
Boeing Co. (The)	1,645,339	121,639,912
General Dynamics Corp.	832,829	63,761,388
Goodrich Corp.	280,755	24,012,975
L-3 Communications Holdings Inc.	253,000	19,812,430
Lockheed Martin Corp.	641,042	51,539,777
Northrop Grumman Corp.	650,932	40,819,946
Raytheon Co.	803,727	40,885,592
Rockwell Collins Inc.	346,591	22,469,495
United Technologies Corp.	2,056,885	174,115,315

		559,056,830

AGRICULTURE – 2.15%
Altria Group Inc.	4,674,785	121,684,654
Archer-Daniels-Midland Co.	1,424,063	51,280,509
Lorillard Inc.	325,226	30,899,722
Monsanto Co.	1,199,305	86,661,779
Philip Morris International Inc.	4,015,968	263,567,980
Reynolds American Inc.	755,810	26,853,929

		580,948,573

AIRLINES – 0.08%
Southwest Airlines Co.	1,670,887	21,103,303

		21,103,303

APPAREL – 0.50%
Coach Inc.	661,096	34,403,436
Nike Inc. Class B	855,379	64,752,190
Polo Ralph Lauren Corp.	146,197	18,077,259
VF Corp.	193,474	19,062,993

		136,295,878

AUTO MANUFACTURERS – 0.62%
Ford Motor Co.(a)	8,452,914	126,032,948
PACCAR Inc.	816,327	42,734,718

		168,767,666

AUTO PARTS & EQUIPMENT – 0.26%
Goodyear Tire & Rubber Co. (The)(a)	543,094	8,135,548
Johnson Controls Inc.	1,513,566	62,918,939

		71,054,487

BANKS – 4.60%
Bank of America Corp.	22,617,320	301,488,876
Bank of New York Mellon Corp. (The)	2,774,969	82,888,324

Security	Shares	Value
BB&T Corp.	1,552,083	42,604,678
Comerica Inc.	395,116	14,508,660
Fifth Third Bancorp	2,051,230	28,471,072
First Horizon National Corp.	588,935	6,601,961
Huntington Bancshares Inc.	1,928,073	12,802,405
KeyCorp	2,125,748	18,876,642
M&T Bank Corp.	268,740	23,775,428
Marshall & Ilsley Corp.	1,184,222	9,461,934
Northern Trust Corp.	541,082	27,459,912
PNC Financial Services Group Inc. (The)(b)	1,174,285	73,968,212
Regions Financial Corp.	2,811,186	20,409,210
State Street Corp.	1,122,152	50,429,511
SunTrust Banks Inc.	1,197,091	34,524,104
U.S. Bancorp	4,294,802	113,511,617
Wells Fargo & Co.	11,772,384	373,184,573
Zions Bancorporation(c)	408,737	9,425,475

		1,244,392,594

BEVERAGES – 2.40%
Brown-Forman Corp. Class B NVS	230,397	15,736,115
Coca-Cola Co. (The)	5,127,021	340,177,843
Coca-Cola Enterprises Inc.	737,916	20,145,107
Constellation Brands Inc. Class A(a)	393,210	7,974,299
Dr Pepper Snapple Group Inc.	500,572	18,601,256
Molson Coors Brewing Co. Class B NVS	354,950	16,643,605
PepsiCo Inc.	3,545,278	228,351,356

		647,629,581

BIOTECHNOLOGY – 1.02%
Amgen Inc.(a)	2,083,669	111,372,108
Biogen Idec Inc.(a)	538,310	39,506,571
Celgene Corp.(a)	1,038,836	59,764,235
Genzyme Corp.(a)	583,623	44,442,891
Life Technologies Corp.(a)	402,278	21,087,413

		276,173,218

BUILDING MATERIALS – 0.04%
Masco Corp.	799,932	11,135,053

		11,135,053

CHEMICALS – 1.82%
Air Products and Chemicals Inc.	480,237	43,307,773
Airgas Inc.	167,448	11,121,896
CF Industries Holdings Inc.	159,371	21,800,359
Dow Chemical Co. (The)	2,609,837	98,521,347
E.I. du Pont de Nemours and Co.	2,059,494	113,210,385
Eastman Chemical Co.	158,133	15,705,770
Ecolab Inc.	520,047	26,532,798
FMC Corp.	159,736	13,566,379
International Flavors & Fragrances Inc.	179,393	11,176,184
PPG Industries Inc.	358,826	34,163,823
Praxair Inc.	677,763	68,860,721
Sherwin-Williams Co. (The)	198,955	16,710,230
Sigma-Aldrich Corp.	272,552	17,345,209

		492,022,874

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2011

Security	Shares	Value
COAL – 0.32%
CONSOL Energy Inc.	505,634	27,117,151
Massey Energy Co.(c)	231,239	15,807,498
Peabody Energy Corp.	604,564	43,504,426

		86,429,075

COMMERCIAL SERVICES – 1.20%
Apollo Group Inc. Class A(a)	275,155	11,476,715
DeVry Inc.	137,742	7,585,452
Equifax Inc.	274,334	10,657,876
H&R Block Inc.(c)	682,174	11,419,593
Iron Mountain Inc.	447,091	13,962,652
MasterCard Inc. Class A	215,948	54,358,431
McKesson Corp.	568,144	44,911,783
Monster Worldwide Inc.(a)(c)	290,699	4,622,114
Moody’s Corp.	446,029	15,124,843
Quanta Services Inc.(a)	482,063	10,812,673
R.R. Donnelley & Sons Co.	460,912	8,720,455
Robert Half International Inc.	326,969	10,005,251
SAIC Inc.(a)	656,605	11,109,757
Visa Inc. Class A	1,082,940	79,726,043
Western Union Co.	1,445,162	30,016,015

		324,509,653

COMPUTERS – 6.36%
Apple Inc.(a)	2,058,757	717,373,876
Cognizant Technology Solutions Corp. Class A(a)	679,778	55,333,929
Computer Sciences Corp.	346,605	16,890,062
Dell Inc.(a)	3,752,565	54,449,718
EMC Corp.(a)	4,622,516	122,727,800
Hewlett-Packard Co.	4,859,335	199,086,955
International Business Machines Corp.	2,725,257	444,407,659
Lexmark International Inc. Class A(a)	175,618	6,504,891
NetApp Inc.(a)	821,999	39,603,912
SanDisk Corp.(a)	529,014	24,382,255
Teradata Corp.(a)	375,943	19,060,310
Western Digital Corp.(a)	517,773	19,307,755

		1,719,129,122

COSMETICS & PERSONAL CARE – 1.94%
Avon Products Inc.	960,577	25,974,002
Colgate-Palmolive Co.	1,103,600	89,126,736
Estee Lauder Companies Inc. (The) Class A	255,944	24,662,764
Procter & Gamble Co. (The)	6,258,812	385,542,819

		525,306,321

DISTRIBUTION & WHOLESALE – 0.22%
Fastenal Co.(c)	329,538	21,363,949
Genuine Parts Co.	352,384	18,901,878
W.W. Grainger Inc.	130,390	17,952,095

		58,217,922

DIVERSIFIED FINANCIAL SERVICES – 5.50%
American Express Co.	2,337,613	105,660,108
Ameriprise Financial Inc.	550,977	33,653,675
Capital One Financial Corp.	1,021,954	53,100,730
Charles Schwab Corp. (The)	2,231,684	40,237,263
Citigroup Inc.(a)	64,930,236	286,991,643
CME Group Inc.	149,745	45,155,605
Discover Financial Services	1,218,661	29,394,103

Security	Shares	Value
E*TRADE Financial Corp.(a)	494,888	7,735,099
Federated Investors Inc. Class B(c)	206,947	5,535,832
Franklin Resources Inc.	323,981	40,523,544
Goldman Sachs Group Inc. (The)	1,163,146	184,323,747
IntercontinentalExchange Inc.(a)	164,041	20,265,625
Invesco Ltd.	1,028,986	26,300,882
Janus Capital Group Inc.	415,548	5,181,884
JPMorgan Chase & Co.	8,901,813	410,373,579
Legg Mason Inc.	340,272	12,280,416
Morgan Stanley	3,453,861	94,359,483
NASDAQ OMX Group Inc. (The)(a)	335,189	8,661,284
NYSE Euronext Inc.	583,820	20,532,949
SLM Corp.(a)	1,177,738	18,019,391
T. Rowe Price Group Inc.	578,713	38,438,117

		1,486,724,959

ELECTRIC – 2.95%
AES Corp. (The)(a)	1,479,876	19,238,388
Ameren Corp.	537,615	15,090,853
American Electric Power Co. Inc.	1,074,345	37,752,483
CenterPoint Energy Inc.	949,611	16,675,169
CMS Energy Corp.	563,511	11,067,356
Consolidated Edison Inc.	652,589	33,099,314
Constellation Energy Group Inc.	446,406	13,896,619
Dominion Resources Inc.	1,297,931	58,017,516
DTE Energy Co.	378,683	18,540,320
Duke Energy Corp.	2,970,008	53,905,645
Edison International	728,192	26,644,545
Entergy Corp.	400,137	26,893,208
Exelon Corp.	1,478,964	60,992,475
FirstEnergy Corp.	934,461	34,659,159
Integrys Energy Group Inc.	174,599	8,818,996
NextEra Energy Inc.	940,626	51,847,305
Northeast Utilities	394,524	13,650,530
NRG Energy Inc.(a)	553,241	11,916,811
Pepco Holdings Inc.	503,074	9,382,330
PG&E Corp.	885,425	39,118,077
Pinnacle West Capital Corp.	243,143	10,404,089
PPL Corp.	1,082,656	27,391,197
Progress Energy Inc.	656,073	30,271,208
Public Service Enterprise Group Inc.	1,130,720	35,628,987
SCANA Corp.	254,206	10,008,090
Southern Co.	1,889,584	72,012,046
TECO Energy Inc.	480,273	9,009,922
Wisconsin Energy Corp.	522,272	15,929,296
Xcel Energy Inc.	1,078,848	25,773,679

		797,635,613

ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
Emerson Electric Co.	1,685,142	98,462,847
Molex Inc.(c)	308,829	7,757,785

		106,220,632

ELECTRONICS – 0.56%
Agilent Technologies Inc.(a)	771,155	34,532,321
Amphenol Corp. Class A	393,237	21,388,161
FLIR Systems Inc.(c)	356,529	12,339,469
Jabil Circuit Inc.	438,174	8,951,895
PerkinElmer Inc.	253,383	6,656,371
Thermo Fisher Scientific Inc.(a)	872,815	48,484,873
Waters Corp.(a)	204,136	17,739,418

		150,092,508

2	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2011

Security	Shares	Value
ENERGY – ALTERNATE SOURCES – 0.07%
First Solar Inc.(a)(c)	120,947	19,453,115

		19,453,115

ENGINEERING & CONSTRUCTION – 0.16%
Fluor Corp.	394,569	29,063,952
Jacobs Engineering Group Inc.(a)	282,478	14,527,844

		43,591,796

ENTERTAINMENT – 0.04%
International Game Technology	667,128	10,827,487

		10,827,487
ENVIRONMENTAL CONTROL – 0.29%
Republic Services Inc.	686,698	20,628,408
Stericycle Inc.(a)	190,875	16,924,886
Waste Management Inc.	1,062,464	39,672,406

		77,225,700

FOOD – 1.83%
Campbell Soup Co.	407,944	13,507,026
ConAgra Foods Inc.	973,776	23,127,180
Dean Foods Co.(a)	409,326	4,093,260
General Mills Inc.	1,420,736	51,927,901
H.J. Heinz Co.	719,091	35,106,023
Hershey Co. (The)	345,483	18,777,001
Hormel Foods Corp.	309,682	8,621,547
J.M. Smucker Co. (The)	266,068	18,994,594
Kellogg Co.	562,886	30,384,586
Kraft Foods Inc. Class A	3,908,181	122,560,556
Kroger Co. (The)	1,420,990	34,061,130
McCormick & Co. Inc. NVS	297,048	14,207,806
Safeway Inc.	822,893	19,370,901
Sara Lee Corp.	1,391,106	24,580,843
SUPERVALU Inc.(c)	474,270	4,235,231
Sysco Corp.	1,302,031	36,066,259
Tyson Foods Inc. Class A	667,033	12,800,363
Whole Foods Market Inc.	329,762	21,731,316

		494,153,523

FOREST PRODUCTS & PAPER – 0.32%
International Paper Co.	982,833	29,661,900
MeadWestvaco Corp.	376,402	11,416,273
Plum Creek Timber Co. Inc.(c)	361,758	15,776,266
Weyerhaeuser Co.	1,200,598	29,534,711

		86,389,150

GAS – 0.17%
Nicor Inc.	101,818	5,467,627
NiSource Inc.	624,269	11,973,479
Sempra Energy	537,520	28,757,320

		46,198,426

Security	Shares	Value
HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	130,282	7,824,737
Stanley Black & Decker Inc.	373,736	28,628,178

		36,452,915

HEALTH CARE – PRODUCTS – 3.25%
Baxter International Inc.	1,294,763	69,619,407
Becton, Dickinson and Co.	494,075	39,338,251
Boston Scientific Corp.(a)	3,404,822	24,480,670
C.R. Bard Inc.	190,080	18,876,845
CareFusion Corp.(a)	498,616	14,060,971
Covidien PLC	1,103,522	57,316,933
DENTSPLY International Inc.	318,056	11,764,891
Edwards Lifesciences Corp.(a)	256,656	22,329,072
Intuitive Surgical Inc.(a)	86,831	28,954,665
Johnson & Johnson	6,112,281	362,152,649
Medtronic Inc.	2,389,625	94,031,744
Patterson Companies Inc.	214,014	6,889,111
St. Jude Medical Inc.	727,366	37,284,781
Stryker Corp.	751,846	45,712,237
Varian Medical Systems Inc.(a)(c)	268,331	18,149,909
Zimmer Holdings Inc.(a)	429,423	25,992,974

		876,955,110

HEALTH CARE – SERVICES – 1.13%
Aetna Inc.	859,135	32,157,423
Coventry Health Care Inc.(a)	334,549	10,668,768
DaVita Inc.(a)	214,572	18,348,052
Humana Inc.(a)	376,719	26,347,727
Laboratory Corp. of America Holdings(a)(c)	223,519	20,592,805
Quest Diagnostics Inc.	348,201	20,098,162
Tenet Healthcare Corp.(a)	1,085,425	8,086,416
UnitedHealth Group Inc.	2,443,981	110,467,941
WellPoint Inc.	839,095	58,560,440

		305,327,734

HOLDING COMPANIES – DIVERSIFIED – 0.06%
Leucadia National Corp.	442,358	16,606,119

		16,606,119

HOME BUILDERS – 0.07%
D.R. Horton Inc.	628,188	7,318,390
Lennar Corp. Class A	359,642	6,516,713
Pulte Group Inc.(a)	751,351	5,559,998

		19,395,101

HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	155,757	7,292,543
Whirlpool Corp.	169,842	14,497,713

		21,790,256

HOUSEHOLD PRODUCTS & WARES – 0.41%
Avery Dennison Corp.	238,881	10,023,447
Clorox Co. (The)(c)	307,576	21,551,850
Fortune Brands Inc.	342,879	21,220,781
Kimberly-Clark Corp.	903,598	58,977,842

		111,773,920

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2011

Security	Shares	Value
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	649,544	12,425,777

		12,425,777

INSURANCE – 3.94%
ACE Ltd.	749,772	48,510,248
Aflac Inc.	1,050,692	55,455,524
Allstate Corp. (The)	1,183,749	37,619,543
American International Group Inc.(a)(c)	320,989	11,279,553
Aon Corp.	744,274	39,416,751
Assurant Inc.	223,676	8,613,763
Berkshire Hathaway Inc. Class B(a)	3,868,064	323,486,192
Chubb Corp. (The)	659,655	40,443,448
CIGNA Corp.	606,203	26,842,669
Cincinnati Financial Corp.	364,327	11,949,926
Genworth Financial Inc. Class A(a)	1,094,950	14,738,027
Hartford Financial Services Group Inc. (The)	994,048	26,769,713
Lincoln National Corp.	705,859	21,204,004
Loews Corp.	702,714	30,279,946
Marsh & McLennan Companies Inc.	1,215,738	36,241,150
MetLife Inc.	2,357,855	105,466,854
Principal Financial Group Inc.	717,033	23,023,930
Progressive Corp. (The)	1,475,175	31,170,448
Prudential Financial Inc.	1,085,995	66,875,572
Torchmark Corp.	174,169	11,578,755
Travelers Companies Inc. (The)	963,204	57,291,374
Unum Group	692,088	18,167,310
XL Group PLC	695,045	17,098,107

		1,063,522,807

INTERNET – 2.85%
Akamai Technologies Inc.(a)	418,314	15,895,932
Amazon.com Inc.(a)	796,182	143,416,264
eBay Inc.(a)	2,553,155	79,249,931
Expedia Inc.	447,128	10,131,920
F5 Networks Inc.(a)	180,438	18,507,526
Google Inc. Class A(a)	560,425	328,526,739
Netflix Inc.(a)(c)	98,128	23,288,718
Priceline.com Inc.(a)(c)	109,832	55,623,318
Symantec Corp.(a)	1,705,409	31,618,283
VeriSign Inc.	387,650	14,036,807
Yahoo! Inc.(a)	2,925,896	48,716,168

		769,011,606

IRON & STEEL – 0.36%
AK Steel Holding Corp.	246,433	3,888,713
Allegheny Technologies Inc.(c)	220,553	14,935,849
Cliffs Natural Resources Inc.	302,740	29,753,287
Nucor Corp.	706,086	32,494,078
United States Steel Corp.	321,331	17,332,594

		98,404,521

LEISURE TIME – 0.22%
Carnival Corp.	964,317	36,991,200
Harley-Davidson Inc.	526,420	22,367,586

		59,358,786

Security	Shares	Value
LODGING – 0.30%
Marriott International Inc. Class A	649,698	23,116,255
Starwood Hotels & Resorts Worldwide Inc.	429,516	24,963,470
Wyndham Worldwide Corp.	387,223	12,317,564
Wynn Resorts Ltd.	169,909	21,620,920

		82,018,209

MACHINERY – 1.36%
Caterpillar Inc.	1,427,535	158,956,022
Cummins Inc.	442,091	48,462,015
Deere & Co.	940,854	91,159,344
Flowserve Corp.	124,554	16,042,555
Joy Global Inc.	234,206	23,141,895
Rockwell Automation Inc.	318,058	30,104,190

		367,866,021

MANUFACTURING – 4.15%
3M Co.	1,590,622	148,723,157
Danaher Corp.	1,207,838	62,686,792
Dover Corp.	416,949	27,410,227
Eaton Corp.	760,618	42,168,662
General Electric Co.	23,728,801	475,762,460
Honeywell International Inc.	1,752,203	104,624,041
Illinois Tool Works Inc.	1,113,739	59,830,059
Ingersoll-Rand PLC	736,425	35,576,692
ITT Corp.	410,604	24,656,770
Leggett & Platt Inc.	327,227	8,017,062
Pall Corp.	258,087	14,868,392
Parker Hannifin Corp.	361,836	34,258,633
Roper Industries Inc.	213,050	18,420,303
Textron Inc.(c)	616,970	16,898,808
Tyco International Ltd.	1,058,604	47,393,701

		1,121,295,759

MEDIA – 3.12%
Cablevision NY Group Class A	519,772	17,989,309
CBS Corp. Class B NVS	1,502,456	37,621,498
Comcast Corp. Class A	6,204,448	153,373,955
DIRECTV Class A(a)	1,773,181	82,984,871
Discovery Communications Inc. Series A(a)(c)	629,282	25,108,352
Gannett Co. Inc.	536,001	8,163,295
McGraw-Hill Companies Inc. (The)	685,463	27,007,242
News Corp. Class A NVS	5,103,202	89,612,227
Scripps Networks Interactive Inc. Class A	202,350	10,135,711
Time Warner Cable Inc.	767,304	54,739,467
Time Warner Inc.	2,442,031	87,180,507
Viacom Inc. Class B NVS	1,333,957	62,055,680
Walt Disney Co. (The)	4,243,735	182,862,541
Washington Post Co. (The) Class B(c)	11,843	5,182,023

		844,016,678

METAL FABRICATE & HARDWARE – 0.17%
Precision Castparts Corp.	320,542	47,177,372

		47,177,372

4	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2011

Security	Shares	Value
MINING – 0.87%
Alcoa Inc.	2,374,558	41,910,949
Freeport-McMoRan Copper & Gold Inc.	2,115,057	117,491,416
Newmont Mining Corp.	1,102,231	60,159,768
Titanium Metals Corp.(a)	201,358	3,741,231
Vulcan Materials Co.(c)	288,468	13,154,141

		236,457,505

OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.	455,444	11,700,357
Xerox Corp.	3,126,951	33,302,028

		45,002,385

OIL & GAS – 10.35%
Anadarko Petroleum Corp.	1,108,935	90,843,955
Apache Corp.	855,302	111,976,138
Cabot Oil & Gas Corp.	233,090	12,346,777
Chesapeake Energy Corp.	1,469,494	49,257,439
Chevron Corp.	4,485,986	481,929,476
ConocoPhillips	3,194,768	255,134,172
Denbury Resources Inc.(a)	896,344	21,870,794
Devon Energy Corp.	954,170	87,564,181
Diamond Offshore Drilling Inc.	155,384	12,073,337
EOG Resources Inc.	598,583	70,938,071
EQT Corp.	333,296	16,631,470
Exxon Mobil Corp.	11,080,866	932,233,257
Helmerich & Payne Inc.	237,635	16,323,148
Hess Corp.	671,558	57,223,457
Marathon Oil Corp.	1,587,183	84,612,726
Murphy Oil Corp.	431,065	31,648,792
Nabors Industries Ltd.(a)	639,543	19,429,316
Newfield Exploration Co.(a)	300,264	22,823,067
Noble Corp.(c)	563,823	25,721,605
Noble Energy Inc.	392,701	37,954,552
Occidental Petroleum Corp.	1,816,426	189,798,353
Pioneer Natural Resources Co.	260,293	26,529,063
QEP Resources Inc.	394,075	15,975,801
Range Resources Corp.(c)	358,676	20,968,199
Rowan Companies Inc.(a)	282,413	12,477,006
Southwestern Energy Co.(a)	777,033	33,389,108
Sunoco Inc.	269,358	12,280,031
Tesoro Corp.(a)(c)	319,815	8,580,636
Valero Energy Corp.	1,271,347	37,911,568

		2,796,445,495

OIL & GAS SERVICES – 2.18%
Baker Hughes Inc.	970,383	71,255,224
Cameron International Corp.(a)	547,072	31,237,811
FMC Technologies Inc.(a)	268,542	25,371,848
Halliburton Co.	2,040,987	101,722,792
National Oilwell Varco Inc.	940,914	74,586,253
Schlumberger Ltd.	3,041,354	283,636,674

		587,810,602

PACKAGING & CONTAINERS – 0.16%
Ball Corp.	378,135	13,556,140
Bemis Co. Inc.	239,262	7,850,186
Owens-Illinois Inc.(a)	365,813	11,043,894
Sealed Air Corp.	355,944	9,489,467

		41,939,687

Security	Shares	Value
PHARMACEUTICALS – 5.02%
Abbott Laboratories	3,458,282	169,628,732
Allergan Inc.	683,039	48,509,430
AmerisourceBergen Corp.	612,584	24,233,823
Bristol-Myers Squibb Co.	3,804,245	100,546,195
Cardinal Health Inc.	781,704	32,151,486
Cephalon Inc.(a)(c)	169,114	12,815,459
Eli Lilly and Co.	2,276,467	80,063,344
Express Scripts Inc.(a)	1,180,479	65,646,437
Forest Laboratories Inc.(a)	639,420	20,653,266
Gilead Sciences Inc.(a)	1,777,078	75,419,190
Hospira Inc.(a)	372,474	20,560,565
Mead Johnson Nutrition Co. Class A	457,276	26,489,999
Medco Health Solutions Inc.(a)	903,765	50,755,442
Merck & Co. Inc.	6,889,604	227,425,828
Mylan Inc.(a)	976,855	22,145,303
Pfizer Inc.	17,866,619	362,871,032
Watson Pharmaceuticals Inc.(a)	281,254	15,753,037

		1,355,668,568

PIPELINES – 0.46%
El Paso Corp.	1,575,179	28,353,222
ONEOK Inc.	239,208	15,998,231
Spectra Energy Corp.	1,449,314	39,392,355
Williams Companies Inc. (The)	1,309,869	40,841,715

		124,585,523

REAL ESTATE – 0.06%
CB Richard Ellis Group Inc. Class A(a)	650,884	17,378,603

		17,378,603

REAL ESTATE INVESTMENT TRUSTS – 1.38%
Apartment Investment and Management Co. Class A	263,871	6,720,794
AvalonBay Communities Inc.	192,369	23,099,670
Boston Properties Inc.	318,737	30,232,204
Equity Residential	656,887	37,054,996
HCP Inc.(c)	896,032	33,995,454
Health Care REIT Inc.	393,681	20,644,632
Host Hotels & Resorts Inc.	1,520,766	26,780,689
Kimco Realty Corp.	908,432	16,660,643
ProLogis	1,274,965	20,373,941
Public Storage	312,378	34,645,844
Simon Property Group Inc.	663,593	71,110,626
Ventas Inc.(c)	364,146	19,773,128
Vornado Realty Trust	365,357	31,968,737

		373,061,358

RETAIL – 5.56%
Abercrombie & Fitch Co. Class A	195,013	11,447,263
AutoNation Inc.(a)(c)	143,098	5,061,376
AutoZone Inc.(a)	59,699	16,331,258
Bed Bath & Beyond Inc.(a)	569,315	27,480,835
Best Buy Co. Inc.	731,251	21,001,529
Big Lots Inc.(a)	168,673	7,325,468
CarMax Inc.(a)	504,156	16,183,408

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2011

Security	Shares	Value
Costco Wholesale Corp.	975,444	71,519,554
CVS Caremark Corp.	3,057,326	104,927,428
Darden Restaurants Inc.	308,661	15,164,515
Family Dollar Stores Inc.	282,482	14,496,976
GameStop Corp. Class A(a)(c)	338,356	7,619,777
Gap Inc. (The)	974,855	22,090,214
Home Depot Inc. (The)	3,662,149	135,719,242
J.C. Penney Co. Inc.	529,015	18,996,929
Kohl’s Corp.	653,532	34,663,337
Limited Brands Inc.	591,146	19,436,881
Lowe’s Companies Inc.	3,083,733	81,503,063
Macy’s Inc.	946,087	22,952,071
McDonald’s Corp.	2,331,396	177,395,922
Nordstrom Inc.	375,150	16,836,732
O’Reilly Automotive Inc.(a)	315,438	18,125,068
RadioShack Corp.	236,770	3,553,918
Ross Stores Inc.	266,133	18,927,379
Sears Holdings Corp.(a)(c)	97,365	8,047,217
Staples Inc.	1,607,586	31,219,320
Starbucks Corp.	1,666,972	61,594,615
Target Corp.	1,582,265	79,129,073
Tiffany & Co.	282,498	17,356,677
TJX Companies Inc. (The)	884,417	43,982,057
Urban Outfitters Inc.(a)	285,958	8,530,127
Wal-Mart Stores Inc.	4,377,894	227,869,383
Walgreen Co.	2,061,212	82,737,050
Yum! Brands Inc.	1,044,524	53,667,643

		1,502,893,305

SAVINGS & LOANS – 0.08%
Hudson City Bancorp Inc.	1,176,137	11,385,006
People’s United Financial Inc.	808,970	10,176,843

		21,561,849

SEMICONDUCTORS – 2.40%
Advanced Micro Devices Inc.(a)	1,286,133	11,060,744
Altera Corp.	715,109	31,479,098
Analog Devices Inc.	669,676	26,371,841
Applied Materials Inc.	2,948,216	46,051,134
Broadcom Corp. Class A	1,062,648	41,847,078
Intel Corp.	12,263,770	247,360,241
KLA-Tencor Corp.	373,770	17,705,485
Linear Technology Corp.	507,066	17,052,630
LSI Corp.(a)	1,378,153	9,371,440
MEMC Electronic Materials Inc.(a)	515,013	6,674,568
Microchip Technology Inc.(c)	421,150	16,007,911
Micron Technology Inc.(a)	1,916,980	21,968,591
National Semiconductor Corp.	538,840	7,726,966
Novellus Systems Inc.(a)	201,583	7,484,777
NVIDIA Corp.(a)	1,298,567	23,971,547
Teradyne Inc.(a)(c)	414,597	7,383,973
Texas Instruments Inc.	2,619,056	90,514,575
Xilinx Inc.(c)	583,505	19,138,964

		649,171,563

SOFTWARE – 4.09%
Adobe Systems Inc.(a)	1,130,888	37,500,246
Autodesk Inc.(a)	511,630	22,567,999
Automatic Data Processing Inc.	1,109,262	56,916,233
BMC Software Inc.(a)	399,199	19,856,158

Security	Shares	Value
CA Inc.	855,000	20,673,900
Cerner Corp.(a)(c)	160,232	17,817,798
Citrix Systems Inc.(a)	419,308	30,802,366
Compuware Corp.(a)	488,935	5,647,199
Dun & Bradstreet Corp. (The)	111,121	8,916,349
Electronic Arts Inc.(a)	747,258	14,593,949
Fidelity National Information Services Inc.	595,059	19,452,479
Fiserv Inc.(a)	326,460	20,475,571
Intuit Inc.(a)	608,483	32,310,447
Microsoft Corp.	16,523,335	419,031,776
Novell Inc.(a)	784,486	4,652,002
Oracle Corp.	8,693,626	290,106,300
Paychex Inc.	719,444	22,561,764
Red Hat Inc.(a)	431,309	19,577,116
Salesforce.com Inc.(a)(c)	264,333	35,309,602
Total System Services Inc.	363,098	6,543,026

		1,105,312,280

TELECOMMUNICATIONS – 5.32%
American Tower Corp. Class A(a)	888,466	46,040,308
AT&T Inc.	13,210,074	404,228,264
CenturyLink Inc.	1,044,865	43,414,141
Cisco Systems Inc.	12,353,113	211,855,888
Corning Inc.	3,498,679	72,177,748
Frontier Communications Corp.	2,221,148	18,257,837
Harris Corp.	285,909	14,181,086
JDS Uniphase Corp.(a)	500,828	10,437,256
Juniper Networks Inc.(a)	1,195,291	50,297,845
MetroPCS Communications Inc.(a)	589,135	9,567,552
Motorola Mobility Holdings Inc.(a)	657,651	16,046,684
Motorola Solutions Inc.(a)	752,355	33,622,745
QUALCOMM Inc.	3,673,187	201,400,843
Qwest Communications International Inc.	1,719,398	11,743,488
Sprint Nextel Corp.(a)	6,683,520	31,011,533
Tellabs Inc.	810,294	4,245,941
Verizon Communications Inc.	6,319,754	243,563,319
Windstream Corp.	1,127,163	14,506,588

		1,436,599,066

TEXTILES – 0.03%
Cintas Corp.	282,555	8,552,940

		8,552,940

TOYS, GAMES & HOBBIES – 0.13%
Hasbro Inc.	306,263	14,345,359
Mattel Inc.	779,302	19,427,999

		33,773,358

TRANSPORTATION – 1.91%
C.H. Robinson Worldwide Inc.	371,118	27,510,977
CSX Corp.	827,621	65,051,011
Expeditors International of Washington Inc.	474,292	23,781,001
FedEx Corp.	703,933	65,852,932
Norfolk Southern Corp.	795,737	55,120,702
Ryder System Inc.	114,513	5,794,358
Union Pacific Corp.	1,097,194	107,887,086
United Parcel Service Inc. Class B	2,205,848	163,938,623

		514,936,690

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2011

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $27,633,640,789)		26,990,122,663

SHORT-TERM INVESTMENTS – 1.68%

MONEY MARKET FUNDS – 1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(b)(d)(e)	384,231,943	384,231,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(d)(e)	52,678,408	52,678,408
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(b)(d)	16,358,338	16,358,338

		453,268,689

TOTAL SHORT-TERM INVESTMENTS (Cost: $453,268,689)		453,268,689

TOTAL INVESTMENTS IN SECURITIES – 101.55% (Cost: $28,086,909,478)		27,443,391,352

Other Assets, Less Liabilities – (1.55)%		(418,009,370)

NET ASSETS – 100.00%		$27,025,381,982

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 5.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments

iShares® S&P 500 Growth Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS - 99.91%

ADVERTISING - 0.24%
Interpublic Group of Companies Inc. (The)	495,624	$6,229,993
Omnicom Group Inc.	178,147	8,739,892

		14,969,885

AEROSPACE & DEFENSE – 2.11%
Boeing Co. (The)	446,771	33,029,780
General Dynamics Corp.	211,083	16,160,514
Goodrich Corp.	127,003	10,862,567
Raytheon Co.	174,626	8,883,225
Rockwell Collins Inc.	156,853	10,168,780
United Technologies Corp.	605,049	51,217,398

		130,322,264

AGRICULTURE – 2.79%
Altria Group Inc.	740,501	19,275,241
Lorillard Inc.	66,254	6,294,792
Monsanto Co.	298,533	21,571,995
Philip Morris International Inc.	1,817,379	119,274,584
Reynolds American Inc.	174,165	6,188,082

		172,604,694

AIRLINES – 0.08%
Southwest Airlines Co.	386,401	4,880,245

		4,880,245

APPAREL – 0.94%
Coach Inc.	299,133	15,566,881
Nike Inc. Class B	387,124	29,305,287
Polo Ralph Lauren Corp.	66,058	8,168,072
VF Corp.	50,742	4,999,609

		58,039,849

AUTO MANUFACTURERS – 0.68%
Ford Motor Co.(a)	2,257,027	33,652,273
PACCAR Inc.	158,693	8,307,578

		41,959,851

BANKS – 1.47%
Huntington Bancshares Inc.	270,273	1,794,613
KeyCorp	202,655	1,799,576
Northern Trust Corp.	85,882	4,358,511
Wells Fargo & Co.	2,610,454	82,751,392

		90,704,092

BEVERAGES – 4.56%
Brown-Forman Corp. Class B NVS	104,267	7,121,436
Coca-Cola Co. (The)	2,320,153	153,942,152
Coca-Cola Enterprises Inc.	333,945	9,116,698
Dr Pepper Snapple Group Inc.	226,537	8,418,115
PepsiCo Inc.	1,604,379	103,338,051

		281,936,452

Security	Shares	Value
BIOTECHNOLOGY – 1.65%
Amgen Inc.(a)	509,221	27,217,862
Biogen Idec Inc.(a)	243,645	17,881,107
Celgene Corp.(a)	470,161	27,048,362
Genzyme Corp.(a)	264,150	20,115,023
Life Technologies Corp.(a)	182,058	9,543,480

		101,805,834

CHEMICALS – 2.15%
Air Products and Chemicals Inc.	119,510	10,777,412
Airgas Inc.	50,060	3,324,985
CF Industries Holdings Inc.	72,075	9,859,139
E.I. du Pont de Nemours and Co.	549,917	30,228,938
Eastman Chemical Co.	36,506	3,625,776
Ecolab Inc.	235,318	12,005,924
FMC Corp.	72,312	6,141,458
International Flavors & Fragrances Inc.	81,032	5,048,294
PPG Industries Inc.	97,457	9,278,881
Praxair Inc.	306,737	31,164,479
Sherwin-Williams Co. (The)	45,926	3,857,325
Sigma-Aldrich Corp.	123,335	7,849,039

		133,161,650

COAL – 0.63%
CONSOL Energy Inc.	228,811	12,271,134
Massey Energy Co.	104,775	7,162,419
Peabody Energy Corp.	273,630	19,690,415

		39,123,968

COMMERCIAL SERVICES – 1.59%
Apollo Group Inc. Class A(a)	124,526	5,193,979
DeVry Inc.	62,350	3,433,614
Equifax Inc.	74,370	2,889,274
Iron Mountain Inc.	109,534	3,420,747
MasterCard Inc. Class A	97,737	24,602,358
Monster Worldwide Inc.(a)	68,535	1,089,707
Moody’s Corp.	109,037	3,697,445
Robert Half International Inc.	63,286	1,936,552
SAIC Inc.(a)	136,975	2,317,617
Visa Inc. Class A	490,104	36,081,456
Western Union Co.	654,129	13,586,259

		98,249,008

COMPUTERS – 11.35%
Apple Inc.(a)	931,651	324,633,791
Cognizant Technology Solutions Corp. Class A(a)	307,662	25,043,687
EMC Corp.(a)	2,091,931	55,540,768
Hewlett-Packard Co.	1,187,507	48,652,162
International Business Machines Corp.	1,233,265	201,108,523
NetApp Inc.(a)	372,048	17,925,273
SanDisk Corp.(a)	239,315	11,030,028
Teradata Corp.(a)	170,127	8,625,439
Western Digital Corp.(a)	233,971	8,724,779

		701,284,450

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2011

Security	Shares	Value
COSMETICS & PERSONAL CARE – 2.38%
Avon Products Inc.	434,672	11,753,531
Colgate-Palmolive Co.	499,449	40,335,501
Estee Lauder Companies Inc. (The) Class A	115,775	11,156,079
Procter & Gamble Co. (The)	1,359,528	83,746,925

		146,992,036

DISTRIBUTION & WHOLESALE – 0.29%
Fastenal Co.(b)	148,994	9,659,281
W.W. Grainger Inc.	58,941	8,114,997

		17,774,278

DIVERSIFIED FINANCIAL SERVICES – 1.56%
American Express Co.	581,864	26,300,253
Ameriprise Financial Inc.	249,312	15,227,977
Charles Schwab Corp. (The)	453,922	8,184,214
Federated Investors Inc. Class B(b)	59,400	1,588,950
Franklin Resources Inc.	93,855	11,739,383
IntercontinentalExchange Inc.(a)	74,225	9,169,756
Invesco Ltd.(b)	218,882	5,594,624
Janus Capital Group Inc.	89,342	1,114,095
T. Rowe Price Group Inc.	261,936	17,397,789

		96,317,041

ELECTRIC – 0.44%
Dominion Resources Inc.	252,589	11,290,728
Southern Co.	333,544	12,711,362
Wisconsin Energy Corp.	109,030	3,325,415

		27,327,505

ELECTRICAL COMPONENTS & EQUIPMENT – 0.42%
Emerson Electric Co.	419,457	24,508,873
Molex Inc.	51,842	1,302,271

		25,811,144

ELECTRONICS – 0.87%
Agilent Technologies Inc.(a)	349,046	15,630,280
Amphenol Corp. Class A	177,843	9,672,881
FLIR Systems Inc.	160,735	5,563,038
PerkinElmer Inc.	62,929	1,653,145
Thermo Fisher Scientific Inc.(a)	237,034	13,167,239
Waters Corp.(a)	92,507	8,038,858

		53,725,441

ENERGY – ALTERNATE SOURCES – 0.14%
First Solar Inc.(a)(b)	54,726	8,802,130

		8,802,130

ENGINEERING & CONSTRUCTION – 0.12%
Fluor Corp.	101,791	7,497,925

		7,497,925

Security	Shares	Value
ENTERTAINMENT – 0.03%
International Game Technology	129,935	2,108,845

		2,108,845

ENVIRONMENTAL CONTROL – 0.32%
Republic Services Inc.	170,512	5,122,180
Stericycle Inc.(a)	86,377	7,659,049
Waste Management Inc.	187,418	6,998,188

		19,779,417

FOOD – 1.46%
Campbell Soup Co.	97,877	3,240,707
General Mills Inc.	405,113	14,806,880
H.J. Heinz Co.	208,224	10,165,496
Hershey Co. (The)	92,040	5,002,374
Hormel Foods Corp.	85,692	2,385,665
Kellogg Co.	155,427	8,389,949
Kraft Foods Inc. Class A	848,986	26,624,201
McCormick & Co. Inc. NVS	82,209	3,932,057
Sara Lee Corp.	333,698	5,896,444
Whole Foods Market Inc.	149,218	9,833,466

		90,277,239

FOREST PRODUCTS & PAPER – 0.05%
Plum Creek Timber Co. Inc.(b)	75,354	3,286,188

		3,286,188

HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	26,545	1,594,293
Stanley Black & Decker Inc.	84,427	6,467,108

		8,061,401

HEALTH CARE – PRODUCTS – 4.02%
Baxter International Inc.	375,036	20,165,686
Becton, Dickinson and Co.	143,128	11,395,851
C.R. Bard Inc.	86,023	8,542,944
DENTSPLY International Inc.	87,854	3,249,720
Edwards Lifesciences Corp.(a)	116,066	10,097,742
Intuitive Surgical Inc.(a)	39,310	13,108,313
Johnson & Johnson	1,659,621	98,332,544
Medtronic Inc.	692,147	27,235,984
Patterson Companies Inc.	96,882	3,118,632
St. Jude Medical Inc.	329,215	16,875,561
Stryker Corp.	340,283	20,689,206
Varian Medical Systems Inc.(a)	121,242	8,200,809
Zimmer Holdings Inc.(a)	122,430	7,410,688

		248,423,680

HEALTH CARE – SERVICES – 0.42%
DaVita Inc.(a)	97,101	8,303,106
Laboratory Corp. of America Holdings(a)	101,141	9,318,120
Quest Diagnostics Inc.	78,733	4,544,469
Tenet Healthcare Corp.(a)	487,735	3,633,626

		25,799,321

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2011

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.07%
Leucadia National Corp.	119,885	4,500,483

		4,500,483

HOME BUILDERS – 0.02%
Lennar Corp. Class A	80,654	1,461,450

		1,461,450

HOME FURNISHINGS – 0.03%
Harman International Industries Inc.	40,885	1,914,236

		1,914,236

HOUSEHOLD PRODUCTS & WARES – 0.39%
Avery Dennison Corp.	41,001	1,720,402
Clorox Co. (The)	86,304	6,047,321
Kimberly-Clark Corp.	249,472	16,283,038

		24,050,761

INSURANCE – 0.44%
Aflac Inc.	289,889	15,300,342
CIGNA Corp.	274,354	12,148,395

		27,448,737

INTERNET – 5.40%
Akamai Technologies Inc.(a)	189,559	7,203,242
Amazon.com Inc.(a)	360,311	64,902,820
eBay Inc.(a)	1,155,472	35,865,851
Expedia Inc.	202,387	4,586,089
F5 Networks Inc.(a)	81,603	8,370,020
Google Inc. Class A(a)	253,614	148,671,063
Netflix Inc.(a)(b)	44,376	10,531,756
Priceline.com Inc.(a)	49,709	25,174,626
Symantec Corp.(a)	771,929	14,311,564
VeriSign Inc.	95,882	3,471,887
Yahoo! Inc.(a)	622,291	10,361,145

		333,450,063

IRON & STEEL – 0.29%
Allegheny Technologies Inc.	39,957	2,705,888
Cliffs Natural Resources Inc.	136,894	13,453,943
United States Steel Corp.	34,946	1,884,987

		18,044,818

LEISURE TIME – 0.21%
Carnival Corp.	222,380	8,530,497
Harley-Davidson Inc.	105,002	4,461,535

		12,992,032

LODGING – 0.60%
Marriott International Inc. Class A	293,936	10,458,243
Starwood Hotels & Resorts Worldwide Inc.	194,333	11,294,634
Wyndham Worldwide Corp.	175,259	5,574,989
Wynn Resorts Ltd.	76,821	9,775,472

		37,103,338

Security	Shares	Value
MACHINERY – 2.16%
Caterpillar Inc.	348,864	38,846,006
Cummins Inc.	200,091	21,933,975
Deere & Co.	425,795	41,255,277
Flowserve Corp.	56,371	7,260,585
Joy Global Inc.	105,922	10,466,153
Rockwell Automation Inc.	143,967	13,626,477

		133,388,473

MANUFACTURING – 2.77%
3M Co.	395,915	37,018,052
Danaher Corp.	333,463	17,306,730
Dover Corp.	101,778	6,690,886
Eaton Corp.	165,075	9,151,758
Honeywell International Inc.	507,514	30,303,661
Illinois Tool Works Inc.	267,163	14,351,996
Ingersoll-Rand PLC	333,320	16,102,689
ITT Corp.	98,579	5,919,669
Pall Corp.	116,780	6,727,696
Parker Hannifin Corp.	96,469	9,133,685
Roper Industries Inc.	96,294	8,325,579
Tyco International Ltd.	225,205	10,082,428

		171,114,829

MEDIA – 4.05%
Cablevision NY Group Class A	235,231	8,141,345
Comcast Corp. Class A	2,807,803	69,408,890
DIRECTV Class A(a)	802,481	37,556,111
Discovery Communications Inc. Series A(a)	284,773	11,362,443
McGraw-Hill Companies Inc. (The)	176,725	6,962,965
News Corp. Class A NVS	1,339,565	23,522,761
Scripps Networks Interactive Inc. Class A	91,327	4,574,569
Time Warner Cable Inc.	225,734	16,103,864
Viacom Inc. Class B NVS	603,720	28,085,054
Walt Disney Co. (The)	1,037,075	44,687,562

		250,405,564

METAL FABRICATE & HARDWARE – 0.35%
Precision Castparts Corp.	145,078	21,352,580

		21,352,580

MINING – 1.31%
Freeport-McMoRan Copper & Gold Inc.	957,182	53,171,460
Newmont Mining Corp.	498,850	27,227,233
Titanium Metals Corp.(a)	38,364	712,803

		81,111,496

OIL & GAS – 3.42%
Anadarko Petroleum Corp.	180,681	14,801,388
Apache Corp.	189,670	24,831,596
Cabot Oil & Gas Corp.	45,301	2,399,594
Chesapeake Energy Corp.	252,692	8,470,236
Denbury Resources Inc.(a)	405,603	9,896,713
Devon Energy Corp.	159,786	14,663,561
Diamond Offshore Drilling Inc.	70,219	5,456,016
EOG Resources Inc.	124,625	14,769,309
EQT Corp.	68,024	3,394,398
Helmerich & Payne Inc.	59,057	4,056,625

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2011

Security	Shares	Value
Murphy Oil Corp.	97,472	7,156,394
Newfield Exploration Co.(a)	135,799	10,322,082
Noble Corp.	193,928	8,846,995
Noble Energy Inc.	79,990	7,731,034
Occidental Petroleum Corp.	411,013	42,946,748
Pioneer Natural Resources Co.	117,776	12,003,730
Range Resources Corp.	79,447	4,644,472
Southwestern Energy Co.(a)	351,705	15,112,764

		211,503,655

OIL & GAS SERVICES – 3.65%
Baker Hughes Inc.	193,246	14,190,054
Cameron International Corp.(a)	247,544	14,134,762
FMC Technologies Inc.(a)	121,512	11,480,454
Halliburton Co.	480,325	23,939,398
National Oilwell Varco Inc.	425,832	33,755,703
Schlumberger Ltd.	1,376,327	128,356,256

		225,856,627

PACKAGING & CONTAINERS – 0.10%
Ball Corp.	171,148	6,135,656

		6,135,656

PHARMACEUTICALS – 5.92%
Abbott Laboratories	1,565,029	76,764,672
Allergan Inc.	309,138	21,954,981
AmerisourceBergen Corp.	141,406	5,594,021
Bristol-Myers Squibb Co.	929,716	24,572,394
Cephalon Inc.(a)(b)	30,500	2,311,290
Eli Lilly and Co.	1,030,255	36,234,068
Express Scripts Inc.(a)	534,259	29,710,143
Forest Laboratories Inc.(a)	190,674	6,158,770
Gilead Sciences Inc.(a)	804,252	34,132,455
Hospira Inc.(a)	168,456	9,298,771
Mead Johnson Nutrition Co. Class A	206,921	11,986,934
Medco Health Solutions Inc.(a)	409,038	22,971,574
Merck & Co. Inc.	2,026,604	66,898,198
Mylan Inc.(a)	442,053	10,021,342
Watson Pharmaceuticals Inc.(a)	127,014	7,114,054

		365,723,667

PIPELINES – 0.26%
El Paso Corp.	413,949	7,451,082
Spectra Energy Corp.	328,453	8,927,353

		16,378,435

REAL ESTATE – 0.13%
CB Richard Ellis Group Inc. Class A(a)	294,544	7,864,325

		7,864,325

REAL ESTATE INVESTMENT TRUSTS – 1.83%
Apartment Investment and Management Co. Class A	64,075	1,631,990
AvalonBay Communities Inc.	87,032	10,450,803
Boston Properties Inc.	67,883	6,438,703
Equity Residential(b)	297,318	16,771,708
HCP Inc.	227,136	8,617,540
Health Care REIT Inc.	76,612	4,017,533
Host Hotels & Resorts Inc.	303,072	5,337,098

Security	Shares	Value
Kimco Realty Corp.	127,622	2,340,587
Public Storage	84,900	9,416,259
Simon Property Group Inc.	300,326	32,182,934
Ventas Inc.(b)	164,606	8,938,106
Vornado Realty Trust	76,058	6,655,075

		112,798,336

RETAIL – 4.81%
Abercrombie & Fitch Co. Class A	51,166	3,003,444
AutoZone Inc.(a)	27,021	7,391,865
Bed Bath & Beyond Inc.(a)	257,632	12,435,897
Best Buy Co. Inc.	188,643	5,417,827
Big Lots Inc.(a)	43,668	1,896,501
CarMax Inc.(a)	227,763	7,311,192
Darden Restaurants Inc.	139,682	6,862,577
Family Dollar Stores Inc.	127,664	6,551,716
Gap Inc. (The)	247,089	5,599,037
Kohl’s Corp.	177,439	9,411,364
Limited Brands Inc.	267,262	8,787,575
Macy’s Inc.	265,366	6,437,779
McDonald’s Corp.	1,055,060	80,279,515
Nordstrom Inc.	169,786	7,619,996
O’Reilly Automotive Inc.(a)	142,541	8,190,406
Ross Stores Inc.	120,450	8,566,404
Staples Inc.	363,860	7,066,161
Starbucks Corp.	754,443	27,876,669
Target Corp.	408,184	20,413,282
Tiffany & Co.	127,720	7,847,117
TJX Companies Inc. (The)	400,289	19,906,372
Urban Outfitters Inc.(a)	129,446	3,861,374
Yum! Brands Inc.	472,742	24,289,484

		297,023,554

SAVINGS & LOANS – 0.05%
Hudson City Bancorp Inc.	293,413	2,840,238

		2,840,238

SEMICONDUCTORS – 3.48%
Advanced Micro Devices Inc.(a)(b)	580,603	4,993,186
Altera Corp.	323,604	14,245,048
Analog Devices Inc.	303,018	11,932,849
Applied Materials Inc.	520,465	8,129,663
Broadcom Corp. Class A	480,959	18,940,165
Intel Corp.	3,218,931	64,925,838
KLA-Tencor Corp.	81,277	3,850,092
Linear Technology Corp.	229,226	7,708,870
LSI Corp.(a)	268,673	1,826,976
Microchip Technology Inc.(b)	190,847	7,254,094
Micron Technology Inc.(a)	866,613	9,931,385
National Semiconductor Corp.	118,979	1,706,159
Novellus Systems Inc.(a)	44,861	1,665,689
NVIDIA Corp.(a)	335,504	6,193,404
Teradyne Inc.(a)(b)	106,334	1,893,809
Texas Instruments Inc.	1,185,285	40,963,450
Xilinx Inc.	263,731	8,650,377

		214,811,054

SOFTWARE – 7.34%
Adobe Systems Inc.(a)	266,189	8,826,827
Autodesk Inc.(a)	231,343	10,204,540

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2011

Security	Shares	Value
Automatic Data Processing Inc.	321,317	16,486,775
BMC Software Inc.(a)	180,520	8,979,065
CA Inc.	259,256	6,268,810
Cerner Corp.(a)	72,478	8,059,554
Citrix Systems Inc.(a)	189,753	13,939,255
Compuware Corp.(a)	144,314	1,666,827
Dun & Bradstreet Corp. (The)	50,170	4,025,641
Electronic Arts Inc.(a)	141,257	2,758,749
Fiserv Inc.(a)	84,229	5,282,843
Intuit Inc.(a)(b)	275,419	14,624,749
Microsoft Corp.	7,477,347	189,625,520
Oracle Corp.	3,934,188	131,283,854
Paychex Inc.	185,298	5,810,945
Red Hat Inc.(a)	194,855	8,844,468
Salesforce.com Inc.(a)	119,602	15,976,435
Total System Services Inc.	61,202	1,102,860

		453,767,717

TELECOMMUNICATIONS – 5.89%
American Tower Corp. Class A(a)	402,120	20,837,858
AT&T Inc.	2,510,798	76,830,419
CenturyLink Inc.	300,331	12,478,753
Cisco Systems Inc.	3,186,508	54,648,612
Corning Inc.	997,573	20,579,931
Frontier Communications Corp.	473,708	3,893,880
Harris Corp.	70,987	3,520,955
JDS Uniphase Corp.(a)	226,741	4,725,282
Juniper Networks Inc.(a)	540,987	22,764,733
MetroPCS Communications Inc.(a)	265,972	4,319,385
QUALCOMM Inc.	1,662,272	91,142,374
Qwest Communications International Inc.	3,709	25,333
Verizon Communications Inc.	1,144,005	44,089,953
Windstream Corp.	306,086	3,939,327

		363,796,795

TOYS, GAMES & HOBBIES – 0.19%
Hasbro Inc.	138,595	6,491,790
Mattel Inc.	222,208	5,539,645

		12,031,435

TRANSPORTATION – 1.86%
C.H. Robinson Worldwide Inc.	167,946	12,449,837
CSX Corp.	224,748	17,665,193
Expeditors International of Washington Inc.	120,003	6,016,950
Norfolk Southern Corp.	147,669	10,229,032
Union Pacific Corp.	302,897	29,783,862
United Parcel Service Inc. Class B	519,100	38,579,512

		114,724,386

TOTAL COMMON STOCKS (Cost: $5,244,150,928)		6,174,620,573

SHORT-TERM INVESTMENTS – 0.96%

MONEY MARKET FUNDS – 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%(c)(d)(e)	49,073,745	49,073,745
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%(c)(d)(e)	6,728,037	6,728,037

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	3,568,575	3,568,575

		59,370,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,370,357)		59,370,357

TOTAL INVESTMENTS IN SECURITIES – 100.87% (Cost: $5,303,521,285)		6,233,990,930

Other Assets, Less Liabilities – (0.87)%		(53,491,826)

NET ASSETS – 100.00%		$6,180,499,104

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P 500 Value Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.09%
Omnicom Group Inc.	82,631	$4,053,877

		4,053,877

AEROSPACE & DEFENSE – 2.03%
Boeing Co. (The)	224,995	16,633,880
General Dynamics Corp.	125,286	9,591,896
L-3 Communications Holdings Inc.	86,476	6,771,936
Lockheed Martin Corp.	219,159	17,620,384
Northrop Grumman Corp.	222,547	13,955,922
Raytheon Co.	142,902	7,269,425
United Technologies Corp.	246,109	20,833,127

		92,676,570

AGRICULTURE – 1.49%
Altria Group Inc.	1,038,379	27,029,005
Archer-Daniels-Midland Co.	486,859	17,531,792
Lorillard Inc.	61,165	5,811,287
Monsanto Co.	184,508	13,332,548
Reynolds American Inc.	126,620	4,498,809

		68,203,441

AIRLINES – 0.08%
Southwest Airlines Co.	279,914	3,535,314

		3,535,314

APPAREL – 0.06%
VF Corp.	27,786	2,737,755

		2,737,755

AUTO MANUFACTURERS – 0.57%
Ford Motor Co.(a)	1,184,803	17,665,413
PACCAR Inc.	159,333	8,341,082

		26,006,495

AUTO PARTS & EQUIPMENT – 0.53%
Goodyear Tire & Rubber Co. (The)(a)	185,559	2,779,674
Johnson Controls Inc.	517,218	21,500,752

		24,280,426

BANKS – 7.81%
Bank of America Corp.	7,729,881	103,039,314
Bank of New York Mellon Corp. (The)	948,306	28,325,900
BB&T Corp.	530,644	14,566,178
Comerica Inc.	135,144	4,962,488
Fifth Third Bancorp	701,151	9,731,976
First Horizon National Corp.	199,953	2,241,473
Huntington Bancshares Inc.	456,542	3,031,439
KeyCorp	573,619	5,093,737
M&T Bank Corp.	91,856	8,126,500

Security	Shares	Value
Marshall & Ilsley Corp.	404,557	3,232,410
Northern Trust Corp.	120,166	6,098,424
PNC Financial Services Group Inc. (The)(b)	401,289	25,277,194
Regions Financial Corp.	962,131	6,985,071
State Street Corp.	383,644	17,240,961
SunTrust Banks Inc.	409,290	11,803,924
U.S. Bancorp	1,467,741	38,792,395
Wells Fargo & Co.	2,051,884	65,044,723
Zions Bancorporation(c)	140,152	3,231,905

		356,826,012

BEVERAGES – 0.18%
Constellation Brands Inc. Class A(a)	134,073	2,719,000
Molson Coors Brewing Co. Class B NVS	121,350	5,690,102

		8,409,102

BIOTECHNOLOGY – 0.38%
Amgen Inc.(a)	327,675	17,514,229

		17,514,229

BUILDING MATERIALS – 0.08%
Masco Corp.	273,492	3,807,009

		3,807,009

CHEMICALS – 1.48%
Air Products and Chemicals Inc.	73,892	6,663,580
Airgas Inc.	19,648	1,305,020
Dow Chemical Co. (The)	891,892	33,668,923
E.I. du Pont de Nemours and Co.	288,672	15,868,300
Eastman Chemical Co.	26,494	2,631,384
PPG Industries Inc.	49,065	4,671,479
Sherwin-Williams Co. (The)	33,316	2,798,211

		67,606,897

COMMERCIAL SERVICES – 0.80%
Equifax Inc.	37,356	1,451,281
H&R Block Inc.	233,252	3,904,638
Iron Mountain Inc.	70,165	2,191,253
McKesson Corp.	194,241	15,354,751
Monster Worldwide Inc.(a)	47,636	757,412
Moody’s Corp.	70,167	2,379,363
Quanta Services Inc.(a)	164,372	3,686,864
R.R. Donnelley & Sons Co.	157,018	2,970,781
Robert Half International Inc.	63,742	1,950,505
SAIC Inc.(a)	120,812	2,044,139

		36,690,987

COMPUTERS – 1.27%
Computer Sciences Corp.	118,496	5,774,310
Dell Inc.(a)	1,282,916	18,615,111
Hewlett-Packard Co.	763,873	31,295,877
Lexmark International Inc. Class A(a)	59,886	2,218,177

		57,903,475

COSMETICS & PERSONAL CARE – 1.50%
Procter & Gamble Co. (The)	1,112,283	68,516,633

		68,516,633

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2011

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.14%
Genuine Parts Co.	120,692	6,473,919

		6,473,919

DIVERSIFIED FINANCIAL SERVICES – 9.53%
American Express Co.	359,621	16,254,869
Capital One Financial Corp.	349,385	18,154,045
Charles Schwab Corp. (The)	419,681	7,566,848
Citigroup Inc.(a)	22,191,047	98,084,428
CME Group Inc.	51,196	15,438,154
Discover Financial Services	416,299	10,041,132
E*TRADE Financial Corp.(a)	169,723	2,652,770
Federated Investors Inc. Class B(c)	25,458	681,002
Franklin Resources Inc.	39,866	4,986,439
Goldman Sachs Group Inc. (The)	397,518	62,994,677
Invesco Ltd.(c)	186,274	4,761,163
Janus Capital Group Inc.	73,678	918,765
JPMorgan Chase & Co.	3,042,385	140,253,949
Legg Mason Inc.	116,118	4,190,699
Morgan Stanley	1,180,327	32,246,534
NASDAQ OMX Group Inc. (The)(a)	114,056	2,947,207
NYSE Euronext Inc.	199,897	7,030,377
SLM Corp.(a)	403,333	6,170,995

		435,374,053

ELECTRIC – 5.52%
AES Corp. (The)(a)	505,119	6,566,547
Ameren Corp.	183,793	5,159,070
American Electric Power Co. Inc.	367,318	12,907,555
CenterPoint Energy Inc.	324,609	5,700,134
CMS Energy Corp.	193,142	3,793,309
Consolidated Edison Inc.	223,056	11,313,400
Constellation Energy Group Inc.	152,656	4,752,181
Dominion Resources Inc.	252,937	11,306,284
DTE Energy Co.	129,499	6,340,271
Duke Energy Corp.	1,015,383	18,429,202
Edison International	248,915	9,107,800
Entergy Corp.	136,783	9,193,185
Exelon Corp.	505,617	20,851,645
FirstEnergy Corp.	319,496	11,850,107
Integrys Energy Group Inc.	59,808	3,020,902
NextEra Energy Inc.	321,582	17,725,600
Northeast Utilities	134,736	4,661,866
NRG Energy Inc.(a)	189,147	4,074,226
Pepco Holdings Inc.	171,788	3,203,846
PG&E Corp.	302,724	13,374,346
Pinnacle West Capital Corp.	82,855	3,545,365
PPL Corp.	370,069	9,362,746
Progress Energy Inc.	224,259	10,347,310
Public Service Enterprise Group Inc.	386,596	12,181,640
SCANA Corp.	86,750	3,415,348
Southern Co.	394,064	15,017,779
TECO Energy Inc.	164,219	3,080,748
Wisconsin Energy Corp.	96,050	2,929,525
Xcel Energy Inc.	368,770	8,809,915

		252,021,852

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Emerson Electric Co.	259,247	15,147,802
Molex Inc.(c)	66,140	1,661,437

		16,809,239

ELECTRONICS – 0.23%
Jabil Circuit Inc.	149,237	3,048,919
PerkinElmer Inc.	39,372	1,034,302
Thermo Fisher Scientific Inc.(a)	119,374	6,631,226

		10,714,447

ENGINEERING & CONSTRUCTION – 0.20%
Fluor Corp.	58,009	4,272,943
Jacobs Engineering Group Inc.(a)	96,568	4,966,492

		9,239,435

ENTERTAINMENT – 0.05%
International Game Technology	129,523	2,102,158

		2,102,158

ENVIRONMENTAL CONTROL – 0.25%
Republic Services Inc.	105,298	3,163,152
Waste Management Inc.	221,597	8,274,432

		11,437,584

FOOD – 2.21%
Campbell Soup Co.	65,569	2,170,990
ConAgra Foods Inc.	332,891	7,906,161
Dean Foods Co.(a)	139,203	1,392,030
General Mills Inc.	179,738	6,569,424
H.J. Heinz Co.	88,513	4,321,205
Hershey Co. (The)	48,149	2,616,898
Hormel Foods Corp.	41,580	1,157,587
J.M. Smucker Co. (The)	90,962	6,493,777
Kellogg Co.	75,073	4,052,440
Kraft Foods Inc. Class A	694,447	21,777,858
Kroger Co. (The)	485,845	11,645,705
McCormick & Co. Inc. NVS	39,492	1,888,902
Safeway Inc.	281,317	6,622,202
Sara Lee Corp.	223,543	3,950,005
SUPERVALU Inc.(c)	163,588	1,460,841
Sysco Corp.	445,166	12,331,098
Tyson Foods Inc. Class A	227,688	4,369,333

		100,726,456

FOREST PRODUCTS & PAPER – 0.59%
International Paper Co.	335,956	10,139,152
MeadWestvaco Corp.	128,397	3,894,281
Plum Creek Timber Co. Inc.(c)	66,713	2,909,354
Weyerhaeuser Co.	410,397	10,095,766

		27,038,553

GAS – 0.35%
Nicor Inc.	34,621	1,859,147
NiSource Inc.	213,299	4,091,075
Sempra Energy	183,598	9,822,493

		15,772,715

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2011

Security	Shares	Value
HAND & MACHINE TOOLS – 0.14%
Snap-on Inc.	24,660	1,481,080
Stanley Black & Decker Inc.	63,734	4,882,024

		6,363,104

HEALTH CARE – PRODUCTS – 2.45%
Baxter International Inc.	159,364	8,569,002
Becton, Dickinson and Co.	60,822	4,842,648
Boston Scientific Corp.(a)	1,163,854	8,368,110
CareFusion Corp.(a)	170,398	4,805,224
Covidien PLC	377,266	19,595,196
DENTSPLY International Inc.	42,061	1,555,836
Johnson & Johnson	835,547	49,506,160
Medtronic Inc.	294,110	11,573,228
Zimmer Holdings Inc.(a)	54,322	3,288,111

		112,103,515

HEALTH CARE – SERVICES – 1.86%
Aetna Inc.	293,749	10,995,025
Coventry Health Care Inc.(a)	114,719	3,658,389
Humana Inc.(a)	128,640	8,997,082
Quest Diagnostics Inc.	59,451	3,431,512
UnitedHealth Group Inc.	835,223	37,752,079
WellPoint Inc.	286,866	20,020,378

		84,854,465

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Leucadia National Corp.	60,785	2,281,869

		2,281,869

HOME BUILDERS – 0.12%
D.R. Horton Inc.	214,226	2,495,733
Lennar Corp. Class A	61,286	1,110,502
Pulte Group Inc.(a)	257,626	1,906,433

		5,512,668

HOME FURNISHINGS – 0.13%
Harman International Industries Inc.	22,561	1,056,306
Whirlpool Corp.	58,128	4,961,806

		6,018,112

HOUSEHOLD PRODUCTS & WARES – 0.44%
Avery Dennison Corp.	50,646	2,125,106
Clorox Co. (The)	39,886	2,794,812
Fortune Brands Inc.	117,217	7,254,560
Kimberly-Clark Corp.	120,488	7,864,252

		20,038,730

HOUSEWARES – 0.09%
Newell Rubbermaid Inc.	221,793	4,242,900

		4,242,900

INSURANCE – 7.51%
ACE Ltd.	256,336	16,584,939
Aflac Inc.	140,105	7,394,742

Security	Shares	Value
Allstate Corp. (The)	404,722	12,862,065
American International Group Inc.(a)(c)	109,549	3,849,552
Aon Corp.	254,464	13,476,413
Assurant Inc.	76,511	2,946,439
Berkshire Hathaway Inc. Class B(a)	1,321,985	110,557,606
Chubb Corp. (The)	225,532	13,827,367
Cincinnati Financial Corp.	124,293	4,076,810
Genworth Financial Inc. Class A(a)	374,176	5,036,409
Hartford Financial Services Group Inc. (The)	339,454	9,141,496
Lincoln National Corp.	241,275	7,247,901
Loews Corp.	240,206	10,350,477
Marsh & McLennan Companies Inc.	415,663	12,390,914
MetLife Inc.	805,786	36,042,808
Principal Financial Group Inc.	244,792	7,860,271
Progressive Corp. (The)	504,249	10,654,781
Prudential Financial Inc.	371,111	22,853,015
Torchmark Corp.	59,543	3,958,419
Travelers Companies Inc. (The)	329,296	19,586,526
Unum Group	236,608	6,210,960
XL Group PLC	237,628	5,845,649

		342,755,559

INTERNET – 0.24%
VeriSign Inc.	59,657	2,160,180
Yahoo! Inc.(a)	530,201	8,827,847

		10,988,027

IRON & STEEL – 0.44%
AK Steel Holding Corp.	84,838	1,338,744
Allegheny Technologies Inc.	45,056	3,051,192
Nucor Corp.	241,339	11,106,421
United States Steel Corp.(c)	83,394	4,498,272

		19,994,629

LEISURE TIME – 0.23%
Carnival Corp.	161,770	6,205,497
Harley-Davidson Inc.	100,712	4,279,253

		10,484,750

MACHINERY – 0.55%
Caterpillar Inc.	224,396	24,986,495

		24,986,495

MANUFACTURING – 5.56%
3M Co.	244,592	22,869,352
Danaher Corp.	161,056	8,358,806
Dover Corp.	65,474	4,304,261
Eaton Corp.	135,236	7,497,484
General Electric Co.	8,109,853	162,602,553
Honeywell International Inc.	215,654	12,876,700
Illinois Tool Works Inc.	178,968	9,614,161
ITT Corp.	65,846	3,954,052
Leggett & Platt Inc.	111,241	2,725,404
Parker Hannifin Corp.	50,695	4,799,803
Textron Inc.(c)	210,817	5,774,278
Tyco International Ltd.	191,831	8,588,274

		253,965,128

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2011

Security	Shares	Value
MEDIA – 2.18%
CBS Corp. Class B NVS	513,686	12,862,697
Gannett Co. Inc.	182,844	2,784,714
McGraw-Hill Companies Inc. (The)	100,746	3,969,392
News Corp. Class A NVS	732,767	12,867,389
Time Warner Cable Inc.	91,825	6,550,796
Time Warner Inc.	834,535	29,792,900
Walt Disney Co. (The)	667,094	28,745,080
Washington Post Co. (The) Class B(c)	4,052	1,772,993

		99,345,961

MINING – 0.43%
Alcoa Inc.	811,847	14,329,100
Titanium Metals Corp.(a)	40,299	748,755
Vulcan Materials Co.(c)	98,436	4,488,682

		19,566,537

OFFICE & BUSINESS EQUIPMENT – 0.34%
Pitney Bowes Inc.	155,642	3,998,443
Xerox Corp.	1,069,133	11,386,266

		15,384,709

OIL & GAS – 17.43%
Anadarko Petroleum Corp.	242,629	19,876,168
Apache Corp.	149,123	19,523,183
Cabot Oil & Gas Corp.	45,218	2,395,198
Chesapeake Energy Corp.	311,498	10,441,413
Chevron Corp.	1,533,187	164,710,279
ConocoPhillips	1,091,863	87,196,179
Devon Energy Corp.	205,505	18,859,194
EOG Resources Inc.	110,509	13,096,422
EQT Corp.	62,461	3,116,804
Exxon Mobil Corp.	3,787,178	318,615,285
Helmerich & Payne Inc.	36,744	2,523,945
Hess Corp.	229,590	19,563,364
Marathon Oil Corp.	542,398	28,915,237
Murphy Oil Corp.	73,676	5,409,292
Nabors Industries Ltd.(a)(c)	218,628	6,641,919
Noble Corp.	46,278	2,111,202
Noble Energy Inc.	73,851	7,137,699
Occidental Petroleum Corp.	310,367	32,430,248
QEP Resources Inc.	134,707	5,461,022
Range Resources Corp.	62,533	3,655,679
Rowan Companies Inc.(a)	96,359	4,257,141
Sunoco Inc.	91,997	4,194,143
Tesoro Corp.(a)	109,293	2,932,331
Valero Energy Corp.	434,672	12,961,919

		796,025,266

OIL & GAS SERVICES – 0.66%
Baker Hughes Inc.	185,783	13,642,046
Halliburton Co.	334,922	16,692,512

		30,334,558

PACKAGING & CONTAINERS – 0.21%
Bemis Co. Inc.	81,807	2,684,088
Owens-Illinois Inc.(a)	124,808	3,767,954
Sealed Air Corp.	121,643	3,243,002

		9,695,044

Security	Shares	Value
PHARMACEUTICALS – 4.10%
AmerisourceBergen Corp.	102,626	4,059,884
Bristol-Myers Squibb Co.	598,258	15,811,959
Cardinal Health Inc.	267,199	10,989,895
Cephalon Inc.(a)(c)	34,801	2,637,220
Forest Laboratories Inc.(a)	74,483	2,405,801
Merck & Co. Inc.	824,020	27,200,900
Pfizer Inc.	6,106,277	124,018,486

		187,124,145

PIPELINES – 0.66%
El Paso Corp.	225,882	4,065,876
ONEOK Inc.	81,724	5,465,701
Spectra Energy Corp.	246,783	6,707,562
Williams Companies Inc. (The)	447,835	13,963,495

		30,202,634

REAL ESTATE INVESTMENT TRUSTS – 0.93%
Apartment Investment and Management Co. Class A	41,533	1,057,846
Boston Properties Inc.	57,665	5,469,525
HCP Inc.	134,730	5,111,656
Health Care REIT Inc.	76,915	4,033,423
Host Hotels & Resorts Inc.(c)	290,611	5,117,660
Kimco Realty Corp.	213,782	3,920,762
ProLogis	435,828	6,964,531
Public Storage	42,719	4,737,964
Vornado Realty Trust	67,397	5,897,237

		42,310,604

RETAIL – 6.33%
Abercrombie & Fitch Co. Class A	28,013	1,644,363
AutoNation Inc.(a)(c)	49,075	1,735,783
Best Buy Co. Inc.	107,418	3,085,045
Big Lots Inc.(a)	25,027	1,086,923
Costco Wholesale Corp.	333,337	24,440,269
CVS Caremark Corp.	1,044,824	35,858,360
GameStop Corp. Class A(a)(c)	115,514	2,601,375
Gap Inc. (The)	146,153	3,311,827
Home Depot Inc. (The)	1,251,552	46,382,517
J.C. Penney Co. Inc.	181,051	6,501,541
Kohl’s Corp.	89,180	4,730,107
Lowe’s Companies Inc.	1,053,823	27,852,542
Macy’s Inc.	122,465	2,971,001
RadioShack Corp.	80,985	1,215,585
Sears Holdings Corp.(a)(c)	33,243	2,747,534
Staples Inc.	274,856	5,337,703
Target Corp.	232,608	11,632,726
Wal-Mart Stores Inc.	1,496,207	77,877,574
Walgreen Co.	704,390	28,274,215

		289,286,990

SAVINGS & LOANS – 0.11%
Hudson City Bancorp Inc.	180,256	1,744,878
People’s United Financial Inc.	276,555	3,479,062

		5,223,940

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2011

Security	Shares	Value
SEMICONDUCTORS – 1.31%
Applied Materials Inc.	614,885	9,604,504
Intel Corp.	1,760,219	35,503,617
KLA-Tencor Corp.	66,151	3,133,573
LSI Corp.(a)	267,221	1,817,103
MEMC Electronic Materials Inc.(a)	175,219	2,270,838
National Semiconductor Corp.	94,198	1,350,799
Novellus Systems Inc.(a)	35,501	1,318,152
NVIDIA Corp.(a)	190,936	3,524,679
Teradyne Inc.(a)	60,183	1,071,859

		59,595,124

SOFTWARE – 0.77%
Adobe Systems Inc.(a)	185,611	6,154,861
Automatic Data Processing Inc.	136,514	7,004,533
CA Inc.	96,015	2,321,643
Compuware Corp.(a)	59,120	682,836
Electronic Arts Inc.(a)	148,517	2,900,537
Fidelity National Information Services Inc.	203,318	6,646,465
Fiserv Inc.(a)	48,002	3,010,686
Novell Inc.(a)	268,311	1,591,084
Paychex Inc.	105,770	3,316,947
Total System Services Inc.	77,914	1,404,010

		35,033,602

TELECOMMUNICATIONS – 4.74%
AT&T Inc.	2,618,529	80,126,988
CenturyLink Inc.	227,411	9,448,927
Cisco Systems Inc.	1,815,226	31,131,126
Corning Inc.	442,586	9,130,549
Frontier Communications Corp.	401,225	3,298,070
Harris Corp.	44,002	2,182,499
Motorola Mobility Holdings Inc.(a)	224,764	5,484,242
Motorola Solutions Inc.(a)	257,236	11,495,877
Sprint Nextel Corp.(a)	2,284,150	10,598,456
Tellabs Inc.	277,251	1,452,795
Verizon Communications Inc.	1,295,871	49,942,868
Windstream Corp.	154,274	1,985,506

		216,277,903

TEXTILES – 0.06%
Cintas Corp.	96,093	2,908,735

		2,908,735

TOYS, GAMES & HOBBIES – 0.05%
Mattel Inc.	98,125	2,446,256

		2,446,256

TRANSPORTATION – 1.96%
CSX Corp.	113,184	8,896,262
Expeditors International of Washington Inc.	71,212	3,570,570
FedEx Corp.	240,551	22,503,546
Norfolk Southern Corp.	160,513	11,118,735
Ryder System Inc.	39,306	1,988,884
Union Pacific Corp.	146,290	14,384,696
United Parcel Service Inc. Class B	361,821	26,890,537

		89,353,230

TOTAL COMMON STOCKS (Cost: $4,455,253,128)		4,561,183,822

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.90%

MONEY MARKET FUNDS – 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(b)(d)(e)	33,390,352	33,390,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(d)(e)	4,577,835	4,577,835
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(b)(d)	3,170,334	3,170,334

		41,138,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,138,521)		41,138,521

TOTAL INVESTMENTS IN SECURITIES – 100.77% (Cost: $4,496,391,649)		4,602,322,343

Other Assets, Less Liabilities – (0.77)%		(35,030,398)

NET ASSETS – 100.00%		$4,567,291,945

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 5.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iShares® S&P MidCap 400 Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.21%
Harte-Hanks Inc.	362,138	$4,309,442
Lamar Advertising Co. Class A(a)	533,595	19,711,000

		24,020,442

AEROSPACE & DEFENSE – 0.50%
Alliant Techsystems Inc.	310,426	21,937,805
BE Aerospace Inc.(a)	950,013	33,753,962

		55,691,767

AGRICULTURE – 0.08%
Universal Corp.	218,162	9,498,773

		9,498,773

AIRLINES – 0.38%
AirTran Holdings Inc.(a)	1,260,796	9,392,930
Alaska Air Group Inc.(a)	332,976	21,117,338
JetBlue Airways Corp.(a)(b)	1,881,738	11,798,497

		42,308,765

APPAREL – 1.40%
Deckers Outdoor Corp.(a)(b)	358,437	30,879,347
Guess? Inc.	589,936	23,213,982
Hanesbrands Inc.(a)	895,420	24,212,157
Phillips-Van Heusen Corp.	622,721	40,495,547
Timberland Co. Class A(a)	356,889	14,735,947
Warnaco Group Inc. (The)(a)	406,145	23,227,432

		156,764,412

AUTO MANUFACTURERS – 0.27%
Oshkosh Corp.(a)	843,076	29,828,029

		29,828,029

AUTO PARTS & EQUIPMENT – 0.74%
BorgWarner Inc.(a)	1,037,796	82,701,963

		82,701,963

BANKS – 3.41%
Associated Banc-Corp	1,609,165	23,896,100
BancorpSouth Inc.	683,297	10,556,939
Bank of Hawaii Corp.	445,676	21,312,226
Cathay General Bancorp	730,953	12,462,749
City National Corp.	437,248	24,944,998
Commerce Bancshares Inc.	719,054	29,078,544
Cullen/Frost Bankers Inc.	568,460	33,550,509
East West Bancorp Inc.	1,380,547	30,316,812
FirstMerit Corp.	1,011,366	17,253,904
Fulton Financial Corp.	1,850,525	20,559,333
International Bancshares Corp.(b)	491,716	9,018,071
PacWest Bancorp	302,828	6,586,509

Security	Shares	Value
Prosperity Bancshares Inc.	434,380	18,578,433
SVB Financial Group(a)	394,179	22,440,611
Synovus Financial Corp.(b)	6,799,826	16,319,582
TCF Financial Corp.	1,450,152	22,999,411
Trustmark Corp.	528,995	12,389,063
Valley National Bancorp	1,501,617	20,962,573
Webster Financial Corp.	680,586	14,584,958
Westamerica Bancorporation(b)	269,733	13,856,184

		381,667,509

BEVERAGES – 0.97%
Green Mountain Coffee Roasters Inc.(a)(b)	1,078,457	69,679,107
Hansen Natural Corp.(a)	644,922	38,843,652

		108,522,759

BIOTECHNOLOGY – 1.19%
Bio-Rad Laboratories Inc. Class A(a)	181,355	21,787,990
Charles River Laboratories International Inc.(a)	524,851	20,143,781
Vertex Pharmaceuticals Inc.(a)	1,898,480	90,994,147

		132,925,918

BUILDING MATERIALS – 0.54%
Lennox International Inc.	419,330	22,048,372
Martin Marietta Materials Inc.(b)	422,654	37,899,384

		59,947,756

CHEMICALS – 3.25%
Albemarle Corp.	851,157	50,873,654
Ashland Inc.	734,228	42,409,009
Cabot Corp.	608,255	28,156,124
Cytec Industries Inc.	459,481	24,981,982
Intrepid Potash Inc.(a)(b)	412,049	14,347,546
Lubrizol Corp.	595,130	79,723,615
Minerals Technologies Inc.	169,814	11,635,655
NewMarket Corp.	89,075	14,093,447
Olin Corp.	739,690	16,953,695
RPM International Inc.	1,208,112	28,668,498
Sensient Technologies Corp.	464,512	16,648,110
Valspar Corp. (The)	891,203	34,846,037

		363,337,372

COAL – 0.68%
Arch Coal Inc.	1,509,153	54,389,874
Patriot Coal Corp.(a)(b)	848,494	21,916,600

		76,306,474

COMMERCIAL SERVICES – 4.31%
Aaron’s Inc.	670,304	16,998,909
Alliance Data Systems Corp.(a)(b)	474,970	40,795,173
Career Education Corp.(a)	582,556	13,235,672
Convergys Corp.(a)	1,136,636	16,322,093
CoreLogic Inc.(a)	967,865	17,905,502
Corporate Executive Board Co. (The)	319,352	12,892,240
Corrections Corp. of America(a)	1,014,369	24,750,604
Deluxe Corp.	478,023	12,686,730
FTI Consulting Inc.(a)(b)	429,511	16,463,157
Gartner Inc.(a)	793,707	33,073,771
ITT Educational Services Inc.(a)(b)	216,103	15,591,831

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2011

Security	Shares	Value
Korn/Ferry International(a)	431,598	9,611,687
Lender Processing Services Inc.	825,646	26,577,545
Manpower Inc.	760,627	47,828,226
Pharmaceutical Product Development Inc.	1,070,298	29,657,958
Rent-A-Center Inc.	590,272	20,606,396
Rollins Inc.	590,245	11,981,974
Service Corp. International	2,231,277	24,677,924
Sotheby’s	623,071	32,773,535
Strayer Education Inc.(b)	123,343	16,095,028
Towers Watson & Co. Class A	422,601	23,437,451
United Rentals Inc.(a)	563,468	18,752,215

		482,715,621

COMPUTERS – 2.85%
Cadence Design Systems Inc.(a)	2,494,722	24,323,539
Diebold Inc.	611,422	21,681,024
DST Systems Inc.	331,186	17,493,244
FactSet Research Systems Inc.(b)	430,523	45,088,674
Jack Henry & Associates Inc.	800,496	27,128,809
Mentor Graphics Corp.(a)	1,019,455	14,914,627
MICROS Systems Inc.(a)	750,969	37,120,398
NCR Corp.(a)	1,487,495	28,024,406
Riverbed Technology Inc.(a)	1,401,683	52,773,365
SRA International Inc. Class A(a)	399,738	11,336,570
Synopsys Inc.(a)	1,402,148	38,769,392

		318,654,048

COSMETICS & PERSONAL CARE – 0.27%
Alberto-Culver Co.	797,406	29,719,322

		29,719,322

DISTRIBUTION & WHOLESALE – 1.10%
Ingram Micro Inc. Class A(a)	1,480,453	31,133,926
LKQ Corp.(a)	1,354,721	32,648,776
Owens & Minor Inc.	589,737	19,154,658
Tech Data Corp.(a)	433,251	22,035,146
Watsco Inc.	260,380	18,151,090

		123,123,596

DIVERSIFIED FINANCIAL SERVICES – 1.80%
Affiliated Managers Group Inc.(a)	482,164	52,734,277
Eaton Vance Corp.	1,106,666	35,678,912
Greenhill & Co. Inc.(b)	237,079	15,597,427
Jefferies Group Inc.	1,188,943	29,652,238
Raymond James Financial Inc.	938,214	35,877,303
Waddell & Reed Financial Inc. Class A	798,160	32,413,278

		201,953,435

ELECTRIC – 3.30%
Alliant Energy Corp.	1,030,022	40,098,757
Black Hills Corp.	365,045	12,207,105
Cleco Corp.	566,431	19,422,919
DPL Inc.	1,107,054	30,344,350
Great Plains Energy Inc.	1,260,778	25,240,776
Hawaiian Electric Industries Inc.	881,566	21,862,837
IDACORP Inc.	459,365	17,501,807
MDU Resources Group Inc.	1,753,462	40,277,022
NSTAR	962,235	44,522,613
NV Energy Inc.	2,188,714	32,589,951

Security	Shares	Value
OGE Energy Corp.	906,949	45,855,341
PNM Resources Inc.	806,034	12,026,027
Westar Energy Inc.	1,055,159	27,877,301

		369,826,806

ELECTRICAL COMPONENTS & EQUIPMENT – 1.36%
AMETEK Inc.	1,493,348	65,513,177
Energizer Holdings Inc.(a)	656,196	46,694,907
Hubbell Inc. Class B	562,974	39,988,043

		152,196,127

ELECTRONICS – 3.26%
Arrow Electronics Inc.(a)	1,066,519	44,665,816
Avnet Inc.(a)	1,418,229	48,347,427
Gentex Corp.	1,323,474	40,035,088
Itron Inc.(a)	376,441	21,246,330
Mettler-Toledo International Inc.(a)	300,222	51,638,184
National Instruments Corp.	827,563	27,119,239
Thomas & Betts Corp.(a)	485,247	28,857,639
Trimble Navigation Ltd.(a)	1,134,778	57,351,680
Vishay Intertechnology Inc.(a)(b)	1,535,535	27,240,391
Woodward Inc.	549,466	18,989,545

		365,491,339

ENGINEERING & CONSTRUCTION – 1.38%
AECOM Technology Corp.(a)	1,103,048	30,587,521
Granite Construction Inc.	317,622	8,925,178
KBR Inc.	1,404,977	53,065,981
Shaw Group Inc. (The)(a)	790,301	27,984,559
URS Corp.(a)	749,062	34,494,305

		155,057,544

ENTERTAINMENT – 0.45%
Bally Technologies Inc.(a)	497,860	18,844,001
DreamWorks Animation SKG Inc. Class A(a)(b)	667,448	18,641,822
International Speedway Corp. Class A	272,896	8,132,301
Scientific Games Corp. Class A(a)	589,320	5,150,657

		50,768,781

ENVIRONMENTAL CONTROL – 0.55%
Clean Harbors Inc.(a)	213,421	21,056,116
Mine Safety Appliances Co.	288,694	10,586,409
Waste Connections Inc.	1,058,670	30,479,109

		62,121,634

FOOD – 1.34%
Corn Products International Inc.	707,786	36,677,470
Flowers Foods Inc.	700,974	19,087,522
Ralcorp Holdings Inc.(a)	510,762	34,951,444
Ruddick Corp.	397,412	15,336,129
Smithfield Foods Inc.(a)	1,542,279	37,107,233
Tootsie Roll Industries Inc.(b)	233,150	6,612,134

		149,771,932

FOREST PRODUCTS & PAPER – 1.10%
Louisiana-Pacific Corp.(a)	1,228,595	12,900,247
Potlatch Corp.(b)	372,132	14,959,706

2	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2011

Security	Shares	Value
Rayonier Inc.(b)	753,076	46,924,166
Rock-Tenn Co. Class A(b)	366,045	25,385,221
Temple-Inland Inc.	1,005,329	23,524,699

		123,694,039

GAS – 2.35%
AGL Resources Inc.	724,689	28,871,610
Atmos Energy Corp.	842,215	28,719,531
Energen Corp.	669,380	42,251,266
National Fuel Gas Co.	764,868	56,600,232
Southern Union Co.	1,158,084	33,144,364
UGI Corp.	1,032,250	33,961,025
Vectren Corp.	758,926	20,642,787
WGL Holdings Inc.	475,162	18,531,318

		262,722,133

HAND & MACHINE TOOLS – 0.77%
Kennametal Inc.	763,252	29,766,828
Lincoln Electric Holdings Inc.	391,337	29,710,305
Regal Beloit Corp.	358,905	26,497,956

		85,975,089

HEALTH CARE – PRODUCTS – 4.05%
Beckman Coulter Inc.	642,372	53,361,842
Cooper Companies Inc. (The)	428,760	29,777,382
Edwards Lifesciences Corp.(a)	1,404	122,148
Gen-Probe Inc.(a)	448,542	29,760,762
Henry Schein Inc.(a)	853,571	59,895,077
Hill-Rom Holdings Inc.	586,359	22,269,915
Hologic Inc.(a)	2,422,572	53,781,098
IDEXX Laboratories Inc.(a)	532,608	41,127,990
Immucor Inc.(a)	651,038	12,877,532
Kinetic Concepts Inc.(a)	583,169	31,736,057
Masimo Corp.	553,492	18,320,585
ResMed Inc.(a)(b)	1,424,158	42,724,740
Steris Corp.	551,484	19,048,257
TECHNE Corp.	344,900	24,694,840
Thoratec Corp.(a)(b)	545,269	14,138,825

		453,637,050

HEALTH CARE – SERVICES – 2.36%
Community Health Systems Inc.(a)	861,681	34,458,623
Covance Inc.(a)(b)	561,245	30,711,327
Health Management Associates Inc. Class A(a)	2,339,366	25,499,089
Health Net Inc.(a)	862,420	28,201,134
Kindred Healthcare Inc.(a)	367,530	8,776,616
LifePoint Hospitals Inc.(a)	478,520	19,226,934
Lincare Holdings Inc.	894,427	26,528,705
MEDNAX Inc.(a)(b)	445,810	29,695,404
Universal Health Services Inc. Class B	905,453	44,738,433
WellCare Health Plans Inc.(a)	395,117	16,575,158

		264,411,423

HOME BUILDERS – 0.94%
KB Home	672,335	8,363,847
M.D.C. Holdings Inc.	351,026	8,898,509
NVR Inc.(a)	54,743	41,385,708
Ryland Group Inc.	411,466	6,542,309
Thor Industries Inc.	394,351	13,159,493
Toll Brothers Inc.(a)	1,348,611	26,662,040

		105,011,906

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 1.47%
American Greetings Corp. Class A	373,428	8,812,901
Church & Dwight Co. Inc.	662,288	52,545,930
Fossil Inc.(a)	469,731	43,990,308
Scotts Miracle-Gro Co. (The) Class A	423,783	24,515,847
Tupperware Brands Corp.	583,519	34,841,919

		164,706,905

INSURANCE – 4.03%
American Financial Group Inc.	712,098	24,937,672
Arthur J. Gallagher & Co.	1,009,003	30,683,781
Aspen Insurance Holdings Ltd.	656,045	18,080,600
Brown & Brown Inc.	1,086,099	28,021,354
Everest Re Group Ltd.	505,656	44,588,746
Fidelity National Financial Inc. Class A	2,078,591	29,370,491
First American Financial Corp.	972,677	16,049,171
Hanover Insurance Group Inc. (The)	420,501	19,027,670
HCC Insurance Holdings Inc.	1,067,446	33,421,734
Mercury General Corp.	331,188	12,959,386
Old Republic International Corp.	2,408,608	30,565,236
Protective Life Corp.	796,084	21,136,030
Reinsurance Group of America Inc.	732,775	46,003,614
StanCorp Financial Group Inc.	426,959	19,691,349
Transatlantic Holdings Inc.	579,143	28,186,890
Unitrin Inc.	459,819	14,199,211
W.R. Berkley Corp.	1,074,503	34,609,742

		451,532,677

INTERNET – 1.46%
AOL Inc.(a)	993,360	19,400,321
Digital River Inc.(a)	362,795	13,579,417
Equinix Inc.(a)	427,266	38,923,932
Rackspace Hosting Inc.(a)	914,293	39,177,455
TIBCO Software Inc.(a)	1,537,369	41,893,305
ValueClick Inc.(a)	754,347	10,907,858

		163,882,288

INVESTMENT COMPANIES – 0.20%
Apollo Investment Corp.	1,816,701	21,909,414

		21,909,414

IRON & STEEL – 0.85%
Carpenter Technology Corp.	409,038	17,470,013
Reliance Steel & Aluminum Co.	693,551	40,073,377
Steel Dynamics Inc.	2,024,483	37,999,546

		95,542,936

LEISURE TIME – 0.55%
Life Time Fitness Inc.(a)(b)	390,001	14,550,937
Polaris Industries Inc.	316,809	27,568,719
WMS Industries Inc.(a)	535,394	18,926,178

		61,045,834

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2011

Security	Shares	Value
LODGING – 0.04%
Boyd Gaming Corp.(a)(b)	523,372	4,903,996

		4,903,996

MACHINERY – 3.02%
AGCO Corp.(a)	876,996	48,208,470
Bucyrus International Inc.	756,509	69,182,748
Gardner Denver Inc.	484,813	37,829,958
Graco Inc.	558,488	25,405,619
IDEX Corp.	765,901	33,431,579
Nordson Corp.	316,878	36,459,983
Terex Corp.(a)	1,013,516	37,540,633
Wabtec Corp.	445,582	30,223,827
Zebra Technologies Corp. Class A(a)	518,170	20,332,991

		338,615,808

MANUFACTURING – 3.00%
Acuity Brands Inc.	401,414	23,478,705
AptarGroup Inc.	622,691	31,215,500
Brink’s Co. (The)	432,631	14,324,412
Carlisle Companies Inc.	567,075	25,263,191
Crane Co.	429,107	20,781,652
Donaldson Co. Inc.	714,449	43,788,579
Eastman Kodak Co.(a)(b)	2,501,530	8,079,942
Harsco Corp.	749,572	26,452,396
Lancaster Colony Corp.	177,089	10,731,593
Matthews International Corp. Class A	275,510	10,620,911
Pentair Inc.	914,228	34,548,676
SPX Corp.	469,933	37,307,981
Teleflex Inc.	371,706	21,551,514
Trinity Industries Inc.	741,128	27,177,164

		335,322,216

MEDIA – 0.45%
John Wiley & Sons Inc. Class A	434,550	22,092,522
Meredith Corp.(b)	339,220	11,506,342
New York Times Co. (The) Class A(a)(b)	1,107,291	10,486,046
Scholastic Corp.	221,856	5,998,986

		50,083,896

METAL FABRICATE & HARDWARE – 0.80%
Commercial Metals Co.	1,063,891	18,373,398
Timken Co. (The)	754,754	39,473,634
Valmont Industries Inc.	198,127	20,678,515
Worthington Industries Inc.	517,428	10,824,594

		89,350,141

MINING – 0.25%
Compass Minerals International Inc.	305,118	28,537,687

		28,537,687

OFFICE FURNISHINGS – 0.25%
Herman Miller Inc.	531,136	14,600,929
HNI Corp.(b)	416,886	13,156,922

		27,757,851

Security	Shares	Value
OIL & GAS – 4.21%
Atwood Oceanics Inc.(a)	522,660	24,267,104
Bill Barrett Corp.(a)(b)	435,674	17,387,749
Cimarex Energy Co.	794,275	91,532,251
Comstock Resources Inc.(a)(b)	443,493	13,721,674
Forest Oil Corp.(a)	1,055,392	39,925,479
Frontier Oil Corp.	982,530	28,807,780
Northern Oil and Gas Inc.(a)(b)	504,497	13,470,070
Patterson-UTI Energy Inc.	1,432,460	42,099,999
Plains Exploration & Production Co.(a)	1,301,394	47,149,505
Pride International Inc.(a)	1,644,300	70,622,685
Quicksilver Resources Inc.(a)	1,125,726	16,109,139
SM Energy Co.	589,260	43,717,199
Unit Corp.(a)	370,041	22,924,040

		471,734,674

OIL & GAS SERVICES – 1.43%
Dril-Quip Inc.(a)(b)	320,022	25,291,339
Exterran Holdings Inc.(a)	587,731	13,946,857
Helix Energy Solutions Group Inc.(a)	984,292	16,929,822
Oceaneering International Inc.(a)	502,681	44,964,815
Superior Energy Services Inc.(a)	732,970	30,051,770
Tidewater Inc.	477,934	28,604,350

		159,788,953

PACKAGING & CONTAINERS – 0.87%
Greif Inc. Class A	289,680	18,947,969
Packaging Corp. of America	950,997	27,474,303
Silgan Holdings Inc.	454,611	17,338,864
Sonoco Products Co.	931,657	33,753,933

		97,515,069

PHARMACEUTICALS – 1.83%
Endo Pharmaceuticals Holdings Inc.(a)	1,089,526	41,576,312
Medicis Pharmaceutical Corp. Class A	548,160	17,563,046
Omnicare Inc.	1,085,885	32,565,691
Perrigo Co.	771,886	61,380,375
United Therapeutics Corp.(a)	472,175	31,645,168
VCA Antech Inc.(a)	801,325	20,177,364

		204,907,956

PIPELINES – 0.26%
Questar Corp.	1,642,416	28,660,159

		28,660,159

REAL ESTATE – 0.35%
Jones Lang LaSalle Inc.	398,189	39,715,371

		39,715,371

REAL ESTATE INVESTMENT TRUSTS – 7.28%
Alexandria Real Estate Equities Inc.	514,780	40,137,397
AMB Property Corp.	1,573,552	56,600,665
BRE Properties Inc.	601,550	28,381,129
Camden Property Trust(b)	648,255	36,833,849
Corporate Office Properties Trust	622,025	22,479,984
Cousins Properties Inc.	961,641	8,029,702
Duke Realty Corp.	2,345,992	32,867,348

4	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2011

Security	Shares	Value
Equity One Inc.(b)	447,382	8,397,360
Essex Property Trust Inc.(b)	298,836	37,055,664
Federal Realty Investment Trust(b)	571,629	46,622,061
Highwoods Properties Inc.(b)	615,700	21,555,657
Hospitality Properties Trust	1,146,961	26,552,147
Liberty Property Trust(b)	1,064,351	35,017,148
Macerich Co. (The)	1,210,727	59,967,308
Mack-Cali Realty Corp.	806,744	27,348,622
Nationwide Health Properties Inc.	1,174,758	49,962,458
Omega Healthcare Investors Inc.(b)	929,456	20,764,047
Realty Income Corp.(b)	1,167,693	40,810,870
Regency Centers Corp.	760,762	33,077,932
Senior Housing Properties Trust	1,317,923	30,364,946
SL Green Realty Corp.	728,982	54,819,446
Taubman Centers Inc.(b)	518,344	27,772,872
UDR Inc.	1,695,286	41,314,120
Weingarten Realty Investors(b)	1,119,520	28,055,171

		814,787,903

RETAIL – 6.69%
99 Cents Only Stores(a)	436,763	8,560,555
Advance Auto Parts Inc.	743,665	48,799,297
Aeropostale Inc.(a)	817,495	19,881,478
American Eagle Outfitters Inc.	1,818,097	28,889,561
ANN Inc.(a)(b)	504,991	14,700,288
Ascena Retail Group Inc.(a)	644,186	20,878,068
Barnes & Noble Inc.(b)	363,617	3,341,640
BJ’s Wholesale Club Inc.(a)	507,358	24,769,218
Bob Evans Farms Inc.	281,877	9,189,190
Brinker International Inc.	829,602	20,988,931
Cheesecake Factory Inc. (The)(a)	557,025	16,760,882
Chico’s FAS Inc.	1,650,261	24,588,889
Chipotle Mexican Grill Inc.(a)	288,272	78,516,645
Collective Brands Inc.(a)	579,956	12,515,450
Copart Inc.(a)(b)	555,160	24,055,083
Dick’s Sporting Goods Inc.(a)	823,398	32,919,452
Dollar Tree Inc.(a)	1,163,067	64,573,480
Foot Locker Inc.	1,440,446	28,405,595
J. Crew Group Inc. Escrow(a)(c)	581,753	58
MSC Industrial Direct Co. Inc. Class A	418,327	28,642,850
Office Depot Inc.(a)	2,577,039	11,931,691
Panera Bread Co. Class A(a)	292,303	37,122,481
PetSmart Inc.	1,092,447	44,735,705
Regis Corp.	535,987	9,508,409
Saks Inc.(a)(b)	1,495,433	16,913,347
Tractor Supply Co.	676,330	40,485,114
Under Armour Inc. Class A(a)(b)	328,105	22,327,545
Wendy’s/Arby’s Group Inc. Class A	2,999,032	15,085,131
Williams-Sonoma Inc.	976,461	39,546,671

		748,632,704

SAVINGS & LOANS – 1.25%
Astoria Financial Corp.	768,914	11,049,294
First Niagara Financial Group Inc.	1,945,420	26,418,804
New York Community Bancorp Inc.	4,059,021	70,058,702
NewAlliance Bancshares Inc.(b)	976,772	14,495,296
Washington Federal Inc.	1,044,458	18,110,902

		140,132,998

SEMICONDUCTORS – 4.16%
Atmel Corp.(a)	4,243,784	57,842,776
Cree Inc.(a)(b)	1,015,931	46,895,375

Security	Shares	Value
Cypress Semiconductor Corp.(a)	1,613,275	31,265,270
Fairchild Semiconductor International Inc.(a)	1,174,024	21,367,237
Integrated Device Technology Inc.(a)	1,403,243	10,341,901
International Rectifier Corp.(a)	649,019	21,456,568
Intersil Corp. Class A	1,159,901	14,440,767
Lam Research Corp.(a)	1,147,546	65,019,956
QLogic Corp.(a)	979,479	18,169,335
Rovi Corp.(a)	1,048,997	56,278,689
Semtech Corp.(a)	588,953	14,735,604
Silicon Laboratories Inc.(a)(b)	409,324	17,686,890
Skyworks Solutions Inc.(a)(b)	1,722,416	55,840,727
Varian Semiconductor Equipment Associates Inc.(a)	697,782	33,961,050

		465,302,145

SHIPBUILDING – 0.17%
Huntington Ingalls Industries Inc.(a)	451,252	18,726,958

		18,726,958

SOFTWARE – 3.68%
ACI Worldwide Inc.(a)	309,441	10,149,665
Acxiom Corp.(a)	747,229	10,722,736
Advent Software Inc.(a)(b)	300,950	8,628,236
Allscripts Healthcare Solutions Inc.(a)	1,756,092	36,860,371
ANSYS Inc.(a)	852,530	46,198,601
Broadridge Financial Solutions Inc.	1,164,269	26,417,264
Concur Technologies Inc.(a)	433,760	24,051,992
Fair Isaac Corp.	372,695	11,780,889
Global Payments Inc.	741,105	36,254,856
Informatica Corp.(a)	881,367	46,033,798
ManTech International Corp. Class A(a)	210,447	8,922,953
MSCI Inc. Class A(a)	1,111,949	40,941,962
Parametric Technology Corp.(a)	1,097,540	24,683,675
Quest Software Inc.(a)	588,817	14,950,064
SEI Investments Co.	1,348,687	32,206,645
Solera Holdings Inc.	654,507	33,445,308

		412,249,015

TELECOMMUNICATIONS – 1.73%
ADTRAN Inc.	599,685	25,462,625
Ciena Corp.(a)	882,099	22,899,290
NeuStar Inc. Class A(a)	570,157	14,584,616
Plantronics Inc.	454,225	16,633,720
Polycom Inc.(a)	814,507	42,232,188
RF Micro Devices Inc.(a)	2,566,374	16,450,457
Telephone and Data Systems Inc.	849,870	28,640,619
tw telecom inc.(a)	1,398,818	26,857,306

		193,760,821

TEXTILES – 0.29%
Mohawk Industries Inc.(a)	522,949	31,978,331

		31,978,331

TRANSPORTATION – 1.74%
Alexander & Baldwin Inc.	383,847	17,522,616
Con-way Inc.	511,832	20,109,879
J.B. Hunt Transport Services Inc.	811,671	36,866,097
Kansas City Southern Industries Inc.(a)	953,708	51,929,401
Kirby Corp.(a)	498,632	28,566,627
Landstar System Inc.	444,832	20,319,926

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2011

Security	Shares	Value
Overseas Shipholding Group Inc.	249,451	8,017,355
Werner Enterprises Inc.	412,516	10,919,298

		194,251,199

TRUCKING & LEASING – 0.15%
GATX Corp.	431,269	16,672,860

		16,672,860

WATER – 0.26%
Aqua America Inc.	1,281,839	29,341,295

		29,341,295

TOTAL COMMON STOCKS (Cost: $9,172,392,526)		11,181,723,824

SHORT-TERM INVESTMENTS – 5.55%

MONEY MARKET FUNDS – 5.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(d)(e)(f)	539,615,472	539,615,472
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	73,981,574	73,981,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(d)(e)	8,354,686	8,354,686

		621,951,732

TOTAL SHORT-TERM INVESTMENTS (Cost: $621,951,732)		621,951,732

TOTAL INVESTMENTS IN SECURITIES – 105.43% (Cost: $9,794,344,258)		11,803,675,556

Other Assets, Less Liabilities – (5.43)%		(608,271,597)

NET ASSETS – 100.00%		$11,195,403,959

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.36%
Lamar Advertising Co. Class A(a)	325,094	$12,008,972

		12,008,972

AEROSPACE & DEFENSE – 0.61%
BE Aerospace Inc.(a)	578,771	20,563,734

		20,563,734

AIRLINES – 0.23%
Alaska Air Group Inc.(a)	119,760	7,595,179

		7,595,179

APPAREL – 2.44%
Deckers Outdoor Corp.(a)(b)	218,370	18,812,576
Guess? Inc.	359,413	14,142,902
Hanesbrands Inc.(a)	196,637	5,317,064
Phillips-Van Heusen Corp.	379,373	24,670,626
Timberland Co. Class A(a)	108,856	4,494,664
Warnaco Group Inc. (The)(a)	247,440	14,151,094

		81,588,926

AUTO MANUFACTURERS – 0.30%
Oshkosh Corp.(a)	282,632	9,999,520

		9,999,520

AUTO PARTS & EQUIPMENT – 0.89%
BorgWarner Inc.(a)	373,068	29,729,789

		29,729,789

BANKS – 0.39%
Bank of Hawaii Corp.	95,182	4,551,603
SVB Financial Group(a)	84,175	4,792,083
Westamerica Bancorporation	70,788	3,636,380

		12,980,066

BEVERAGES – 1.97%
Green Mountain Coffee Roasters Inc.(a)(b)	656,999	42,448,705
Hansen Natural Corp.(a)	392,899	23,664,307

		66,113,012

BIOTECHNOLOGY – 1.17%
Bio-Rad Laboratories Inc. Class A(a)	64,121	7,703,497
Charles River Laboratories International Inc.(a)	144,050	5,528,639
Vertex Pharmaceuticals Inc.(a)	543,697	26,059,397

		39,291,533

Security	Shares	Value
BUILDING MATERIALS – 0.40%
Lennox International Inc.	102,313	5,379,618
Martin Marietta Materials Inc.(b)	87,627	7,857,513

		13,237,131

CHEMICALS – 2.89%
Albemarle Corp.	518,533	30,992,717
Intrepid Potash Inc.(a)	251,052	8,741,631
Lubrizol Corp.	362,552	48,567,466
NewMarket Corp.	54,271	8,586,758

		96,888,572

COAL – 0.66%
Arch Coal Inc.	423,082	15,247,875
Patriot Coal Corp.(a)	258,682	6,681,756

		21,929,631

COMMERCIAL SERVICES – 4.62%
Alliance Data Systems Corp.(a)(b)	289,360	24,853,130
Corporate Executive Board Co. (The)	112,967	4,560,478
Corrections Corp. of America(a)	352,444	8,599,634
Deluxe Corp.	113,838	3,021,261
FTI Consulting Inc.(a)	138,829	5,321,316
Gartner Inc.(a)	483,546	20,149,362
ITT Educational Services Inc.(a)(b)	131,664	9,499,558
Lender Processing Services Inc.	503,013	16,191,988
Pharmaceutical Product Development Inc.	254,537	7,053,220
Rollins Inc.	359,638	7,300,651
Service Corp. International	707,344	7,823,225
Sotheby’s	379,592	19,966,539
Strayer Education Inc.(b)	75,148	9,806,062
Towers Watson & Co. Class A	103,104	5,718,148
United Rentals Inc.(a)	140,947	4,690,716

		154,555,288

COMPUTERS – 3.78%
Cadence Design Systems Inc.(a)	699,741	6,822,475
DST Systems Inc.	100,991	5,334,345
FactSet Research Systems Inc.(b)	262,280	27,468,584
Jack Henry & Associates Inc.	487,689	16,527,780
Mentor Graphics Corp.(a)	217,874	3,187,497
MICROS Systems Inc.(a)	457,506	22,614,522
Riverbed Technology Inc.(a)	853,917	32,149,975
Synopsys Inc.(a)	452,916	12,523,127

		126,628,305

COSMETICS & PERSONAL CARE – 0.30%
Alberto-Culver Co.	267,322	9,963,091

		9,963,091

DISTRIBUTION & WHOLESALE – 0.71%
LKQ Corp.(a)	825,332	19,890,501
Watsco Inc.	57,210	3,988,109

		23,878,610

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2011

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.87%
Affiliated Managers Group Inc.(a)	167,475	18,316,741
Eaton Vance Corp.	411,394	13,263,342
Greenhill & Co. Inc.(b)	70,862	4,662,011
Jefferies Group Inc.	261,037	6,510,263
Waddell & Reed Financial Inc. Class A	486,260	19,747,019

		62,499,376

ELECTRIC – 0.38%
Black Hills Corp.	111,371	3,724,246
DPL Inc.	323,939	8,879,168

		12,603,414

ELECTRICAL COMPONENTS & EQUIPMENT – 1.50%
AMETEK Inc.	573,236	25,147,863
Energizer Holdings Inc.(a)	171,985	12,238,453
Hubbell Inc. Class B	181,848	12,916,663

		50,302,979

ELECTRONICS – 3.82%
Gentex Corp.	806,285	24,390,121
Itron Inc.(a)	160,601	9,064,321
Mettler-Toledo International Inc.(a)	182,898	31,458,456
National Instruments Corp.	267,369	8,761,682
Thomas & Betts Corp.(a)	186,312	11,079,975
Trimble Navigation Ltd.(a)	435,608	22,015,628
Vishay Intertechnology Inc.(a)	542,845	9,630,070
Woodward Inc.	334,765	11,569,478

		127,969,731

ENTERTAINMENT – 0.68%
Bally Technologies Inc.(a)	303,325	11,480,851
DreamWorks Animation SKG Inc. Class A(a)	406,647	11,357,651

		22,838,502

ENVIRONMENTAL CONTROL – 0.49%
Clean Harbors Inc.(a)	55,973	5,522,296
Waste Connections Inc.	380,688	10,960,008

		16,482,304

FOOD – 0.60%
Corn Products International Inc.	237,253	12,294,450
Flowers Foods Inc.	226,536	6,168,575
Tootsie Roll Industries Inc.	61,082	1,732,286

		20,195,311

FOREST PRODUCTS & PAPER – 0.75%
Potlatch Corp.(b)	75,003	3,015,121
Rayonier Inc.	220,307	13,727,329
Rock-Tenn Co. Class A(b)	120,495	8,356,328

		25,098,778

Security	Shares	Value
GAS – 0.54%
National Fuel Gas Co.	242,373	17,935,602

		17,935,602

HAND & MACHINE TOOLS – 0.57%
Kennametal Inc.	153,634	5,991,726
Lincoln Electric Holdings Inc.	83,539	6,342,281
Regal Beloit Corp.	89,736	6,625,209

		18,959,216

HEALTH CARE – PRODUCTS – 5.71%
Beckman Coulter Inc.	164,118	13,633,282
Cooper Companies Inc. (The)	260,843	18,115,546
Edwards Lifesciences Corp.(a)	2,116	184,092
Gen-Probe Inc.(a)	273,265	18,131,133
Henry Schein Inc.(a)	280,872	19,708,788
Hill-Rom Holdings Inc.	139,496	5,298,058
Hologic Inc.(a)	502,108	11,146,798
IDEXX Laboratories Inc.(a)(b)	324,474	25,055,882
Immucor Inc.(a)	238,221	4,712,011
Kinetic Concepts Inc.(a)	355,281	19,334,392
Masimo Corp.	202,461	6,701,459
ResMed Inc.(a)(b)	867,620	26,028,600
Steris Corp.	168,154	5,808,039
TECHNE Corp.	121,936	8,730,618
Thoratec Corp.(a)(b)	332,223	8,614,543

		191,203,241

HEALTH CARE – SERVICES – 2.77%
Covance Inc.(a)(b)	191,566	10,482,491
Health Management Associates Inc. Class A(a)	1,425,229	15,534,996
Lincare Holdings Inc.	544,916	16,162,208
MEDNAX Inc.(a)	271,601	18,091,343
Universal Health Services Inc. Class B	551,614	27,255,248
WellCare Health Plans Inc.(a)	122,901	5,155,697

		92,681,983

HOUSEHOLD PRODUCTS & WARES – 2.14%
Church & Dwight Co. Inc.	201,802	16,010,971
Fossil Inc.(a)	286,167	26,799,540
Scotts Miracle-Gro Co. (The) Class A	131,764	7,622,547
Tupperware Brands Corp.	355,493	21,226,487

		71,659,545

INSURANCE – 0.62%
Arthur J. Gallagher & Co.	264,527	8,044,266
Aspen Insurance Holdings Ltd.	176,092	4,853,096
Brown & Brown Inc.	304,603	7,858,757

		20,756,119

INTERNET – 2.56%
Digital River Inc.(a)	221,044	8,273,677
Equinix Inc.(a)	260,299	23,713,239
Rackspace Hosting Inc.(a)	557,004	23,867,621
TIBCO Software Inc.(a)	936,592	25,522,132
ValueClick Inc.(a)	298,751	4,319,940

		85,696,609

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2011

Security	Shares	Value
IRON & STEEL – 0.12%
Carpenter Technology Corp.	92,366	3,944,952

		3,944,952

LEISURE TIME – 1.11%
Life Time Fitness Inc.(a)(b)	237,619	8,865,565
Polaris Industries Inc.	193,010	16,795,730
WMS Industries Inc.(a)	326,191	11,530,852

		37,192,147

MACHINERY – 4.04%
AGCO Corp.(a)	277,921	15,277,317
Bucyrus International Inc.	460,866	42,146,196
Gardner Denver Inc.	295,359	23,046,863
Graco Inc.	163,447	7,435,204
IDEX Corp.	261,411	11,410,590
Nordson Corp.	112,009	12,887,755
Wabtec Corp.	157,514	10,684,175
Zebra Technologies Corp. Class A(a)	315,696	12,387,911

		135,276,011

MANUFACTURING – 1.56%
Acuity Brands Inc.	90,605	5,299,486
AptarGroup Inc.	201,162	10,084,251
Crane Co.	154,336	7,474,493
Donaldson Co. Inc.	235,117	14,410,321
Lancaster Colony Corp.	61,581	3,731,809
SPX Corp.	140,354	11,142,704

		52,143,064

MEDIA – 0.33%
John Wiley & Sons Inc. Class A	158,934	8,080,204
Meredith Corp.(b)	86,993	2,950,803

		11,031,007

METAL FABRICATE & HARDWARE – 0.60%
Timken Co. (The)	225,414	11,789,152
Valmont Industries Inc.	80,910	8,444,577

		20,233,729

MINING – 0.52%
Compass Minerals International Inc.	185,888	17,386,105

		17,386,105

OFFICE FURNISHINGS – 0.10%
Herman Miller Inc.	116,754	3,209,567

		3,209,567

OIL & GAS – 3.04%
Atwood Oceanics Inc.(a)	318,425	14,784,473
Bill Barrett Corp.(a)(b)	265,440	10,593,710
Cimarex Energy Co.	280,685	32,346,139

Security	Shares	Value
Forest Oil Corp.(a)	283,065	10,708,349
Northern Oil and Gas Inc.(a)	307,381	8,207,073
Quicksilver Resources Inc.(a)	685,870	9,814,800
SM Energy Co.	208,273	15,451,774

		101,906,318

OIL & GAS SERVICES – 1.83%
Dril-Quip Inc.(a)	194,969	15,408,400
Oceaneering International Inc.(a)	306,242	27,393,347
Superior Energy Services Inc.(a)	446,547	18,308,427

		61,110,174

PACKAGING & CONTAINERS – 0.40%
Packaging Corp. of America	289,875	8,374,489
Silgan Holdings Inc.	135,866	5,181,929

		13,556,418

PHARMACEUTICALS – 2.95%
Endo Pharmaceuticals Holdings Inc.(a)	663,757	25,328,967
Medicis Pharmaceutical Corp. Class A	333,973	10,700,495
Perrigo Co.	470,239	37,393,406
United Therapeutics Corp.(a)	287,661	19,279,040
VCA Antech Inc.(a)	244,317	6,151,902

		98,853,810

REAL ESTATE – 0.72%
Jones Lang LaSalle Inc.	242,583	24,195,228

		24,195,228

REAL ESTATE INVESTMENT TRUSTS – 7.90%
Alexandria Real Estate Equities Inc.	128,663	10,031,854
AMB Property Corp.	326,131	11,730,932
BRE Properties Inc.(b)	183,357	8,650,783
Camden Property Trust(b)	193,614	11,001,148
Corporate Office Properties Trust	378,965	13,695,795
Duke Realty Corp.	500,738	7,015,339
Essex Property Trust Inc.	92,892	11,518,608
Federal Realty Investment Trust	188,112	15,342,415
Highwoods Properties Inc.	160,735	5,627,332
Liberty Property Trust(b)	259,571	8,539,886
Macerich Co. (The)	737,583	36,532,486
Mack-Cali Realty Corp.	162,406	5,505,564
Nationwide Health Properties Inc.(b)	408,045	17,354,154
Omega Healthcare Investors Inc.(b)	294,692	6,583,419
Realty Income Corp.	455,395	15,916,055
Regency Centers Corp.	194,804	8,470,078
Senior Housing Properties Trust	361,569	8,330,550
SL Green Realty Corp.(b)	439,738	33,068,298
Taubman Centers Inc.	233,741	12,523,843
UDR Inc.(b)	475,328	11,583,743
Weingarten Realty Investors	225,370	5,647,772

		264,670,054

RETAIL – 10.43%
99 Cents Only Stores(a)	133,344	2,613,542
Advance Auto Parts Inc.	453,050	29,729,141
Aeropostale Inc.(a)	498,061	12,112,843
American Eagle Outfitters Inc.	476,667	7,574,239

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2011

Security	Shares	Value
ANN Inc.(a)	307,678	8,956,507
Ascena Retail Group Inc.(a)	392,470	12,719,953
Brinker International Inc.	247,881	6,271,389
Cheesecake Factory Inc. (The)(a)	339,376	10,211,824
Chico’s FAS Inc.	1,005,404	14,980,520
Chipotle Mexican Grill Inc.(a)	175,616	47,832,530
Copart Inc.(a)	338,227	14,655,376
Dick’s Sporting Goods Inc.(a)	501,635	20,055,367
Dollar Tree Inc.(a)	708,546	39,338,474
J. Crew Group Inc. Escrow(a)(c)	361,849	36
MSC Industrial Direct Co. Inc. Class A	145,338	9,951,293
Panera Bread Co. Class A(a)	178,077	22,615,779
PetSmart Inc.	665,535	27,253,658
Tractor Supply Co.	412,033	24,664,295
Under Armour Inc. Class A(a)(b)	199,894	13,602,787
Williams-Sonoma Inc.	594,880	24,092,640

		349,232,193

SEMICONDUCTORS – 6.75%
Atmel Corp.(a)	2,585,348	35,238,293
Cree Inc.(a)(b)	618,919	28,569,301
Cypress Semiconductor Corp.(a)	982,850	19,047,633
Fairchild Semiconductor International Inc.(a)	407,959	7,424,854
International Rectifier Corp.(a)	182,066	6,019,102
Lam Research Corp.(a)	356,630	20,206,656
QLogic Corp.(a)	596,757	11,069,842
Rovi Corp.(a)	639,057	34,285,408
Semtech Corp.(a)	358,835	8,978,052
Silicon Laboratories Inc.(a)	249,385	10,775,926
Skyworks Solutions Inc.(a)	1,049,311	34,018,663
Varian Semiconductor Equipment Associates Inc.(a)	212,662	10,350,259

		225,983,989

SHIPBUILDING – 0.20%
Huntington Ingalls Industries Inc.(a)	165,071	6,850,446

		6,850,446

SOFTWARE – 6.42%
ACI Worldwide Inc.(a)	188,547	6,184,342
Acxiom Corp.(a)	200,777	2,881,150
Advent Software Inc.(a)	183,948	5,273,789
Allscripts Healthcare Solutions Inc.(a)	1,069,848	22,456,110
ANSYS Inc.(a)	519,373	28,144,823
Broadridge Financial Solutions Inc.	361,986	8,213,462
Concur Technologies Inc.(a)	264,264	14,653,439
Fair Isaac Corp.	81,922	2,589,554
Global Payments Inc.	451,497	22,087,233
Informatica Corp.(a)	536,941	28,044,428
ManTech International Corp. Class A(a)	65,525	2,778,260
MSCI Inc. Class A(a)	677,420	24,942,604
Parametric Technology Corp.(a)	341,256	7,674,848
Quest Software Inc.(a)	358,754	9,108,764
SEI Investments Co.	402,843	9,619,891
Solera Holdings Inc.	398,741	20,375,665

		215,028,362

TELECOMMUNICATIONS – 2.68%
ADTRAN Inc.	365,350	15,512,761
Ciena Corp.(a)	263,545	6,841,628
NeuStar Inc. Class A(a)	342,494	8,760,997

Security	Shares	Value
Plantronics Inc.	177,221	6,489,833
Polycom Inc.(a)	496,211	25,728,540
RF Micro Devices Inc.(a)	1,563,604	10,022,702
tw telecom inc.(a)	852,207	16,362,374

		89,718,835

TRANSPORTATION – 1.21%
J.B. Hunt Transport Services Inc.	262,192	11,908,761
Kansas City Southern Industries Inc.(a)	261,564	14,242,160
Kirby Corp.(a)(b)	170,202	9,750,872
Landstar System Inc.	97,718	4,463,758

		40,365,551

WATER – 0.27%
Aqua America Inc.	398,510	9,121,894

		9,121,894

TOTAL COMMON STOCKS (Cost: $2,731,317,627)		3,344,843,923

SHORT-TERM INVESTMENTS – 6.07%

MONEY MARKET FUNDS – 6.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(d)(e)(f)	176,030,163	176,030,163
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	24,133,831	24,133,831
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(d)(e)	3,070,044	3,070,044

		203,234,038

TOTAL SHORT-TERM INVESTMENTS (Cost: $203,234,038)		203,234,038

TOTAL INVESTMENTS IN SECURITIES – 105.97% (Cost: $2,934,551,665)		3,548,077,961

Other Assets, Less Liabilities – (5.97)%		(199,907,662)

NET ASSETS – 100.00%		$3,348,170,299

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P MidCap 400 Value Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.08%
Harte-Hanks Inc.	152,329	$1,812,715

		1,812,715

AEROSPACE & DEFENSE – 0.38%
Alliant Techsystems Inc.	131,276	9,277,275

		9,277,275

AGRICULTURE – 0.17%
Universal Corp.	92,024	4,006,725

		4,006,725

AIRLINES – 0.52%
AirTran Holdings Inc.(a)	532,161	3,964,599
Alaska Air Group Inc.(a)	58,009	3,678,931
JetBlue Airways Corp.(a)(b)	798,252	5,005,040

		12,648,570

APPAREL – 0.40%
Hanesbrands Inc.(a)	242,344	6,552,982
Timberland Co. Class A(a)	75,806	3,130,029

		9,683,011

AUTO MANUFACTURERS – 0.24%
Oshkosh Corp.(a)	160,485	5,677,959

		5,677,959

AUTO PARTS & EQUIPMENT – 0.60%
BorgWarner Inc.(a)	180,216	14,361,413

		14,361,413

BANKS – 6.33%
Associated Banc-Corp	681,259	10,116,696
BancorpSouth Inc.	288,829	4,462,408
Bank of Hawaii Corp.	122,508	5,858,333
Cathay General Bancorp	309,210	5,272,030
City National Corp.	185,120	10,561,096
Commerce Bancshares Inc.	304,449	12,311,918
Cullen/Frost Bankers Inc.	240,700	14,206,114
East West Bancorp Inc.	584,538	12,836,454
FirstMerit Corp.	428,104	7,303,454
Fulton Financial Corp.	783,388	8,703,441
International Bancshares Corp.(b)	207,392	3,803,569
PacWest Bancorp	128,790	2,801,182
Prosperity Bancshares Inc.	183,822	7,862,067
SVB Financial Group(a)	108,332	6,167,341
Synovus Financial Corp.	3,001,945	7,204,668
TCF Financial Corp.	613,931	9,736,946
Trustmark Corp.	223,862	5,242,848
Valley National Bancorp	635,691	8,874,246

iShares® S&P MidCap 400 Value Index Fund

Security	Shares	Value
Webster Financial Corp.	287,653	6,164,404
Westamerica Bancorporation	65,021	3,340,129

		152,829,344

BIOTECHNOLOGY – 1.20%
Bio-Rad Laboratories Inc. Class A(a)	32,290	3,879,321
Charles River Laboratories International Inc.(a)	121,984	4,681,746
Vertex Pharmaceuticals Inc.(a)	426,156	20,425,657

		28,986,724

BUILDING MATERIALS – 0.67%
Lennox International Inc.	106,586	5,604,292
Martin Marietta Materials Inc.(b)	118,128	10,592,538

		16,196,830

CHEMICALS – 3.58%
Ashland Inc.	310,910	17,958,162
Cabot Corp.	257,534	11,921,249
Cytec Industries Inc.	194,534	10,576,813
Minerals Technologies Inc.	71,719	4,914,186
Olin Corp.	312,752	7,168,276
RPM International Inc.	511,514	12,138,227
Sensient Technologies Corp.	196,471	7,041,521
Valspar Corp. (The)	377,363	14,754,893

		86,473,327

COAL – 0.71%
Arch Coal Inc.	345,134	12,438,629
Patriot Coal Corp.(a)	179,982	4,648,935

		17,087,564

COMMERCIAL SERVICES – 4.02%
Aaron’s Inc.	283,593	7,191,919
Career Education Corp.(a)	246,190	5,593,437
Convergys Corp.(a)	481,025	6,907,519
CoreLogic Inc.(a)	409,698	7,579,413
Corporate Executive Board Co. (The)	56,767	2,291,684
Corrections Corp. of America(a)	184,250	4,495,700
Deluxe Corp.	123,399	3,275,009
FTI Consulting Inc.(a)	85,553	3,279,247
Korn/Ferry International(a)	183,027	4,076,011
Manpower Inc.	322,099	20,253,585
Pharmaceutical Product Development Inc.	276,442	7,660,208
Rent-A-Center Inc.	249,885	8,723,485
Service Corp. International	452,705	5,006,917
Towers Watson & Co. Class A	107,503	5,962,116
United Rentals Inc.(a)	141,109	4,696,108

		96,992,358

COMPUTERS – 1.95%
Cadence Design Systems Inc.(a)	570,956	5,566,821
Diebold Inc.	258,843	9,178,573
DST Systems Inc.	70,270	3,711,661
Mentor Graphics Corp.(a)	281,318	4,115,682
NCR Corp.(a)	629,801	11,865,451
SRA International Inc. Class A(a)	169,374	4,803,447
Synopsys Inc.(a)	278,974	7,713,631

		46,955,266

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2011

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.23%
Alberto-Culver Co.	152,129	5,669,848

		5,669,848

DISTRIBUTION & WHOLESALE – 1.47%
Ingram Micro Inc. Class A(a)	626,842	13,182,488
Owens & Minor Inc.	249,444	8,101,941
Tech Data Corp.(a)	183,263	9,320,756
Watsco Inc.	70,551	4,918,110

		35,523,295

DIVERSIFIED FINANCIAL SERVICES – 1.74%
Affiliated Managers Group Inc.(a)	87,810	9,603,780
Eaton Vance Corp.	182,504	5,883,929
Greenhill & Co. Inc.(b)	51,329	3,376,935
Jefferies Group Inc.	322,121	8,033,698
Raymond James Financial Inc.	397,268	15,191,528

		42,089,870

ELECTRIC – 6.12%
Alliant Energy Corp.	436,162	16,979,787
Black Hills Corp.	77,141	2,579,595
Cleco Corp.	239,782	8,222,125
DPL Inc.	244,208	6,693,741
Great Plains Energy Inc.	533,594	10,682,552
Hawaiian Electric Industries Inc.	373,207	9,255,534
IDACORP Inc.	194,337	7,404,240
MDU Resources Group Inc.	742,497	17,055,156
NSTAR	407,468	18,853,544
NV Energy Inc.	926,746	13,799,248
OGE Energy Corp.	384,058	19,417,972
PNM Resources Inc.	341,024	5,088,078
Westar Energy Inc.	446,750	11,803,135

		147,834,707

ELECTRICAL COMPONENTS & EQUIPMENT – 1.22%
AMETEK Inc.	234,023	10,266,589
Energizer Holdings Inc.(a)	158,401	11,271,815
Hubbell Inc. Class B	112,017	7,956,568

		29,494,972

ELECTRONICS – 2.73%
Arrow Electronics Inc.(a)	451,625	18,914,055
Avnet Inc.(a)	600,573	20,473,534
Itron Inc.(a)	47,814	2,698,622
National Instruments Corp.	164,391	5,387,093
Thomas & Betts Corp.(a)	75,875	4,512,286
Trimble Navigation Ltd.(a)	177,822	8,987,124
Vishay Intertechnology Inc.(a)	273,788	4,856,999

		65,829,713

ENGINEERING & CONSTRUCTION – 2.72%
AECOM Technology Corp.(a)	467,042	12,951,075
Granite Construction Inc.	133,893	3,762,393
KBR Inc.	594,975	22,472,206
Shaw Group Inc. (The)(a)	334,614	11,848,682
URS Corp.(a)	317,172	14,605,770

		65,640,126

Security	Shares	Value
ENTERTAINMENT – 0.23%
International Speedway Corp. Class A	115,670	3,446,966
Scientific Games Corp. Class A(a)	249,232	2,178,288

		5,625,254

ENVIRONMENTAL CONTROL – 0.62%
Clean Harbors Inc.(a)	51,625	5,093,323
Mine Safety Appliances Co.	122,011	4,474,143
Waste Connections Inc.	183,536	5,284,001

		14,851,467

FOOD – 2.05%
Corn Products International Inc.	134,755	6,983,004
Flowers Foods Inc.	139,644	3,802,506
Ralcorp Holdings Inc.(a)	216,270	14,799,356
Ruddick Corp.	167,984	6,482,503
Smithfield Foods Inc.(a)	653,066	15,712,768
Tootsie Roll Industries Inc.(b)	57,104	1,619,469

		49,399,606

FOREST PRODUCTS & PAPER – 1.45%
Louisiana-Pacific Corp.(a)	519,164	5,451,222
Potlatch Corp.(b)	105,256	4,231,291
Rayonier Inc.	165,843	10,333,677
Rock-Tenn Co. Class A(b)	71,136	4,933,282
Temple-Inland Inc.	425,620	9,959,508

		34,908,980

GAS – 4.09%
AGL Resources Inc.	306,835	12,224,307
Atmos Energy Corp.	356,593	12,159,821
Energen Corp.	283,451	17,891,427
National Fuel Gas Co.	155,490	11,506,260
Southern Union Co.	490,360	14,034,103
UGI Corp.	437,081	14,379,965
Vectren Corp.	321,279	8,738,789
WGL Holdings Inc.	201,120	7,843,680

		98,778,352

HAND & MACHINE TOOLS – 0.96%
Kennametal Inc.	216,537	8,444,943
Lincoln Electric Holdings Inc.	107,710	8,177,343
Regal Beloit Corp.	89,580	6,613,692

		23,235,978

HEALTH CARE – PRODUCTS – 2.46%
Beckman Coulter Inc.	157,886	13,115,590
Henry Schein Inc.(a)	166,293	11,668,780
Hill-Rom Holdings Inc.	151,635	5,759,098
Hologic Inc.(a)	677,125	15,032,175
Immucor Inc.(a)	110,135	2,178,470
Masimo Corp.	94,001	3,111,433
Steris Corp.	116,945	4,039,280
TECHNE Corp.	61,233	4,384,283

		59,289,109

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2011

Security	Shares	Value
HEALTH CARE – SERVICES – 1.97%
Community Health Systems Inc.(a)	364,863	14,590,871
Covance Inc.(a)(b)	104,578	5,722,508
Health Net Inc.(a)	367,097	12,004,072
Kindred Healthcare Inc.(a)	155,746	3,719,215
LifePoint Hospitals Inc.(a)	202,567	8,139,142
WellCare Health Plans Inc.(a)	82,249	3,450,346

		47,626,154

HOME BUILDERS – 1.84%
KB Home	283,572	3,527,636
M.D.C. Holdings Inc.	148,154	3,755,704
NVR Inc.(a)	23,180	17,524,080
Ryland Group Inc.	174,058	2,767,522
Thor Industries Inc.(b)	167,180	5,578,796
Toll Brothers Inc.(a)	570,987	11,288,413

		44,442,151

HOUSEHOLD PRODUCTS & WARES – 0.83%
American Greetings Corp. Class A	158,361	3,737,320
Church & Dwight Co. Inc.	140,242	11,126,800
Scotts Miracle-Gro Co. (The) Class A	87,778	5,077,957

		19,942,077

INSURANCE – 7.32%
American Financial Group Inc.	301,484	10,557,970
Arthur J. Gallagher & Co.	243,423	7,402,493
Aspen Insurance Holdings Ltd.	155,701	4,291,120
Brown & Brown Inc.	248,101	6,401,006
Everest Re Group Ltd.	214,121	18,881,190
Fidelity National Financial Inc. Class A	880,085	12,435,601
First American Financial Corp.	411,702	6,793,083
Hanover Insurance Group Inc. (The)	177,772	8,044,183
HCC Insurance Holdings Inc.	451,981	14,151,525
Mercury General Corp.	140,419	5,494,595
Old Republic International Corp.	1,019,823	12,941,554
Protective Life Corp.	336,695	8,939,252
Reinsurance Group of America Inc.	310,302	19,480,760
StanCorp Financial Group Inc.	180,692	8,333,515
Transatlantic Holdings Inc.	245,206	11,934,176
Unitrin Inc.	194,404	6,003,195
W.R. Berkley Corp.	454,975	14,654,745

		176,739,963

INTERNET – 0.41%
AOL Inc.(a)	420,513	8,212,619
ValueClick Inc.(a)	111,029	1,605,479

		9,818,098

INVESTMENT COMPANIES – 0.38%
Apollo Investment Corp.	768,818	9,271,945

		9,271,945

Security	Shares	Value
IRON & STEEL – 1.56%
Carpenter Technology Corp.	108,892	4,650,777
Reliance Steel & Aluminum Co.	293,684	16,969,061
Steel Dynamics Inc.	857,258	16,090,733

		37,710,571

LODGING – 0.09%
Boyd Gaming Corp.(a)(b)	220,862	2,069,477

		2,069,477

MACHINERY – 2.05%
AGCO Corp.(a)	178,279	9,799,997
Graco Inc.	123,252	5,606,734
IDEX Corp.	142,693	6,228,549
Nordson Corp.	56,343	6,482,826
Terex Corp.(a)	429,158	15,896,012
Wabtec Corp.	79,169	5,370,033

		49,384,151

MANUFACTURING – 4.38%
Acuity Brands Inc.	106,870	6,250,826
AptarGroup Inc.	123,850	6,208,600
Brink’s Co. (The)	182,816	6,053,038
Carlisle Companies Inc.	240,085	10,695,787
Crane Co.	74,744	3,619,852
Donaldson Co. Inc.	139,171	8,529,791
Eastman Kodak Co.(a)(b)	1,057,811	3,416,729
Harsco Corp.	317,364	11,199,776
Lancaster Colony Corp.	32,357	1,960,834
Matthews International Corp. Class A	116,533	4,492,347
Pentair Inc.	387,109	14,628,849
SPX Corp.	101,467	8,055,465
Teleflex Inc.	157,359	9,123,675
Trinity Industries Inc.	313,686	11,502,866

		105,738,435

MEDIA – 0.56%
John Wiley & Sons Inc. Class A	73,812	3,752,602
Meredith Corp.(b)	83,087	2,818,311
New York Times Co. (The) Class A(a)	469,823	4,449,224
Scholastic Corp.	93,751	2,535,027

		13,555,164

METAL FABRICATE & HARDWARE – 0.99%
Commercial Metals Co.	450,317	7,776,975
Timken Co. (The)	162,978	8,523,749
Valmont Industries Inc.	27,803	2,901,799
Worthington Industries Inc.	219,588	4,593,781

		23,796,304

OFFICE FURNISHINGS – 0.40%
Herman Miller Inc.	144,188	3,963,728
HNI Corp.(b)	176,800	5,579,808

		9,543,536

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2011

Security	Shares	Value
OIL & GAS – 5.34%
Cimarex Energy Co.	141,291	16,282,375
Comstock Resources Inc.(a)(b)	187,385	5,797,692
Forest Oil Corp.(a)	250,286	9,468,319
Frontier Oil Corp.	415,994	12,196,944
Patterson-UTI Energy Inc.	606,578	17,827,327
Plains Exploration & Production Co.(a)	551,089	19,965,955
Pride International Inc.(a)	696,357	29,908,533
SM Energy Co.	104,772	7,773,035
Unit Corp.(a)	156,661	9,705,149

		128,925,329

OIL & GAS SERVICES – 1.04%
Exterran Holdings Inc.(a)	249,240	5,914,465
Helix Energy Solutions Group Inc.(a)	416,472	7,163,318
Tidewater Inc.	202,356	12,111,007

		25,188,790

PACKAGING & CONTAINERS – 1.32%
Greif Inc. Class A	122,625	8,020,901
Packaging Corp. of America	201,103	5,809,866
Silgan Holdings Inc.	98,496	3,756,637
Sonoco Products Co.	394,486	14,292,228

		31,879,632

PHARMACEUTICALS – 0.75%
Omnicare Inc.	459,784	13,788,922
VCA Antech Inc.(a)	169,338	4,263,931

		18,052,853

PIPELINES – 0.50%
Questar Corp.	695,396	12,134,660

		12,134,660

REAL ESTATE INVESTMENT TRUSTS – 6.68%
Alexandria Real Estate Equities Inc.	128,620	10,028,501
AMB Property Corp.	439,821	15,820,361
BRE Properties Inc.(b)	127,174	6,000,069
Camden Property Trust(b)	139,963	7,952,698
Cousins Properties Inc.	407,056	3,398,918
Duke Realty Corp.	645,422	9,042,362
Equity One Inc.	189,222	3,551,697
Essex Property Trust Inc.	61,984	7,686,016
Federal Realty Investment Trust	111,246	9,073,224
Highwoods Properties Inc.	160,697	5,626,002
Hospitality Properties Trust	485,607	11,241,802
Liberty Property Trust(b)	270,100	8,886,290
Mack-Cali Realty Corp.	228,782	7,755,710
Nationwide Health Properties Inc.(b)	213,939	9,098,826
Omega Healthcare Investors Inc.(b)	189,429	4,231,844
Realty Income Corp.(b)	177,820	6,214,809
Regency Centers Corp.	186,850	8,124,238
Senior Housing Properties Trust	306,737	7,067,220
Taubman Centers Inc.	57,236	3,066,705
UDR Inc.(b)	387,683	9,447,835
Weingarten Realty Investors	317,498	7,956,500

		161,271,627

Security	Shares	Value
RETAIL – 3.07%
99 Cents Only Stores(a)	93,006	1,822,918
American Eagle Outfitters Inc.	438,833	6,973,056
Barnes & Noble Inc.(b)	153,047	1,406,502
BJ’s Wholesale Club Inc.(a)	214,801	10,486,585
Bob Evans Farms Inc.	119,329	3,890,125
Brinker International Inc.	178,707	4,521,287
Collective Brands Inc.(a)	245,018	5,287,489
Foot Locker Inc.	609,885	12,026,932
MSC Industrial Direct Co. Inc. Class A	76,003	5,203,925
Office Depot Inc.(a)	1,089,349	5,043,686
Regis Corp.	226,252	4,013,711
Saks Inc.(a)(b)	632,990	7,159,117
Wendy’s/Arby’s Group Inc. Class A	1,269,343	6,384,795

		74,220,128

SAVINGS & LOANS – 2.46%
Astoria Financial Corp.	325,145	4,672,334
First Niagara Financial Group Inc.	823,662	11,185,330
New York Community Bancorp Inc.	1,718,980	29,669,595
NewAlliance Bancshares Inc.(b)	412,979	6,128,608
Washington Federal Inc.	441,615	7,657,604

		59,313,471

SEMICONDUCTORS – 1.66%
Fairchild Semiconductor International Inc.(a)	214,360	3,901,352
Integrated Device Technology Inc.(a)	592,165	4,364,256
International Rectifier Corp.(a)	148,169	4,898,467
Intersil Corp. Class A	491,465	6,118,739
Lam Research Corp.(a)	238,148	13,493,466
Varian Semiconductor Equipment Associates Inc.(a)	147,631	7,185,201

		39,961,481

SHIPBUILDING – 0.13%
Huntington Ingalls Industries Inc.(a)	76,367	3,169,230

		3,169,230

SOFTWARE – 1.04%
Acxiom Corp.(a)	176,959	2,539,361
Broadridge Financial Solutions Inc.	241,881	5,488,280
Fair Isaac Corp.	100,613	3,180,377
ManTech International Corp. Class A(a)	43,403	1,840,287
Parametric Technology Corp.(a)	227,357	5,113,259
SEI Investments Co.	291,118	6,951,898

		25,113,462

TELECOMMUNICATIONS – 0.81%
Ciena Corp.(a)	191,024	4,958,983
Plantronics Inc.	69,424	2,542,307
Telephone and Data Systems Inc.	359,835	12,126,439

		19,627,729

TEXTILES – 0.56%
Mohawk Industries Inc.(a)	221,425	13,540,139

		13,540,139

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2011

Security	Shares	Value
TRANSPORTATION – 2.24%
Alexander & Baldwin Inc.	162,297	7,408,858
Con-way Inc.	216,636	8,511,628
J.B. Hunt Transport Services Inc.	161,497	7,335,194
Kansas City Southern Industries Inc.(a)	222,145	12,095,795
Kirby Corp.(a)	92,847	5,319,205
Landstar System Inc.	120,361	5,498,091
Overseas Shipholding Group Inc.	105,724	3,397,969
Werner Enterprises Inc.	174,155	4,609,883

		54,176,623

TRUCKING & LEASING – 0.29%
GATX Corp.	182,730	7,064,342

		7,064,342

WATER – 0.25%
Aqua America Inc.(b)	265,630	6,080,271

		6,080,271

TOTAL COMMON STOCKS (Cost: $2,109,933,139)		2,410,518,151

SHORT-TERM INVESTMENTS – 3.40%

MONEY MARKET FUNDS – 3.40%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%(c)(d)(e)	70,374,006	70,374,006
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%(c)(d)(e)	9,648,314	9,648,314
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	1,928,524	1,928,524

		81,950,844

TOTAL SHORT-TERM INVESTMENTS (Cost: $81,950,844)		81,950,844

TOTAL INVESTMENTS IN SECURITIES – 103.26% (Cost: $2,191,883,983)		2,492,468,995

Other Assets, Less Liabilities – (3.26)%		(78,695,401)

NET ASSETS – 100.00%		$2,413,773,594

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iShares® S&P SmallCap 600 Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 2.57%
AAR Corp.(a)	584,156	$16,192,804
AeroVironment Inc.(a)	221,744	7,754,388
Curtiss-Wright Corp.	681,309	23,941,198
Esterline Technologies Corp.(a)	448,083	31,688,430
GenCorp Inc.(a)	873,687	5,224,648
Kaman Corp.	383,623	13,503,530
Moog Inc. Class A(a)	668,128	30,673,757
Orbital Sciences Corp.(a)	858,458	16,242,025
Teledyne Technologies Inc.(a)	538,842	27,863,520
Triumph Group Inc.	242,418	21,441,872

		194,526,172

AGRICULTURE – 0.24%
Alliance One International Inc.(a)(b)	1,285,345	5,167,087
Andersons Inc. (The)	272,559	13,279,074

		18,446,161

AIRLINES – 0.31%
Allegiant Travel Co.(b)	220,790	9,672,810
SkyWest Inc.	794,092	13,436,037

		23,108,847

APPAREL – 2.38%
Carter’s Inc.(a)(b)	848,769	24,300,256
Crocs Inc.(a)	1,304,691	23,275,687
Iconix Brand Group Inc.(a)	1,071,212	23,009,634
K-Swiss Inc. Class A(a)	404,117	4,554,399
Liz Claiborne Inc.(a)(b)	1,390,163	7,492,979
Maidenform Brands Inc.(a)	343,730	9,820,366
Oxford Industries Inc.	205,630	7,030,490
Perry Ellis International Inc.(a)	182,942	5,034,564
Quiksilver Inc.(a)	1,919,903	8,485,971
SKECHERS U.S.A. Inc. Class A(a)	503,042	10,332,483
Steven Madden Ltd.(a)(b)	342,379	16,067,846
True Religion Apparel Inc.(a)(b)	372,747	8,748,372
Volcom Inc.	252,638	4,681,382
Wolverine World Wide Inc.	729,643	27,201,091

		180,035,520

AUTO PARTS & EQUIPMENT – 0.21%
Spartan Motors Inc.	492,987	3,381,891
Standard Motor Products Inc.	288,944	3,996,096
Superior Industries International Inc.	343,141	8,798,135

		16,176,122

BANKS – 5.54%
Bank Mutual Corp.	673,340	2,848,228
Bank of the Ozarks Inc.(b)	193,809	8,471,391
Boston Private Financial Holdings Inc.	1,128,481	7,978,361
City Holding Co.	226,980	8,026,013
Columbia Banking System Inc.	577,939	11,079,091

Security	Shares	Value
Community Bank System Inc.	492,544	11,954,043
First BanCorp (Puerto Rico)(a)(b)	315,935	1,579,675
First Commonwealth Financial Corp.	1,387,425	9,503,861
First Financial Bancorp	855,001	14,269,967
First Financial Bankshares Inc.	308,542	15,849,802
First Midwest Bancorp Inc.	1,098,217	12,947,978
Glacier Bancorp Inc.	1,058,807	15,935,045
Hancock Holding Co.	347,617	11,415,742
Hanmi Financial Corp.(a)	2,226,271	2,760,576
Home Bancshares Inc.	322,733	7,342,176
Independent Bank Corp. (Massachusetts)	312,272	8,434,467
Nara Bancorp Inc.(a)	560,560	5,392,587
National Penn Bancshares Inc.	1,805,712	13,976,211
NBT Bancorp Inc.	509,454	11,610,457
Old National Bancorp	1,395,480	14,959,546
Pinnacle Financial Partners Inc.(a)	499,764	8,266,096
PrivateBancorp Inc.	862,005	13,180,056
S&T Bancorp Inc.	367,445	7,925,789
Signature Bank(a)	596,792	33,659,069
Simmons First National Corp. Class A	254,118	6,884,057
Sterling Bancorp	454,878	4,553,329
Sterling Bancshares Inc.	1,503,485	12,945,006
Susquehanna Bancshares Inc.	1,913,199	17,888,411
Texas Capital Bancshares Inc.(a)	546,682	14,208,265
Tompkins Financial Corp.	122,298	5,081,482
TrustCo Bank Corp. NY	1,137,701	6,746,567
UMB Financial Corp.	441,614	16,496,491
Umpqua Holdings Corp.	1,686,283	19,291,077
United Bankshares Inc.(b)	565,311	14,992,048
United Community Banks Inc.(a)(b)	1,398,461	3,314,352
Whitney Holding Corp.	861,758	11,737,144
Wilmington Trust Corp.	1,352,104	6,111,510
Wilshire Bancorp Inc.(a)	290,423	1,423,073
Wintrust Financial Corp.	514,216	18,897,438

		419,936,477

BEVERAGES – 0.29%
Boston Beer Co. Inc. (The) Class A(a)	134,506	12,457,945
Peet’s Coffee & Tea Inc.(a)(b)	191,986	9,232,607

		21,690,552

BIOTECHNOLOGY – 1.21%
Affymetrix Inc.(a)	1,037,076	5,403,166
ArQule Inc.(a)	649,740	4,652,138
Cambrex Corp.(a)	439,850	2,419,175
CryoLife Inc.(a)	411,862	2,512,358
Enzo Biochem Inc.(a)	513,022	2,149,562
Integra LifeSciences Holdings Corp.(a)	303,314	14,383,150
Regeneron Pharmaceuticals Inc.(a)(b)	1,084,080	48,718,555
Savient Pharmaceuticals Inc.(a)(b)	1,041,246	11,037,208

		91,275,312

BUILDING MATERIALS – 1.39%
AAON Inc.(b)	176,265	5,799,119
Apogee Enterprises Inc.	415,105	5,475,235
Comfort Systems USA Inc.	557,996	7,851,004
Drew Industries Inc.	282,542	6,309,163
Eagle Materials Inc.	650,501	19,684,160
NCI Building Systems Inc.(a)	253,460	3,211,338
Quanex Building Products Corp.	552,830	10,852,053
Simpson Manufacturing Co. Inc.	590,068	17,383,403
Texas Industries Inc.	409,600	18,526,208
Universal Forest Products Inc.	285,259	10,454,742

		105,546,425

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2011

Security	Shares	Value

CHEMICALS – 1.56%
A. Schulman Inc.	464,197	11,474,950
American Vanguard Corp.	319,493	2,773,199
Arch Chemicals Inc.	370,283	15,400,070
Balchem Corp.	423,631	15,894,635
H.B. Fuller Co.	723,748	15,546,107
OM Group Inc.(a)	454,570	16,609,988
PolyOne Corp.	1,383,701	19,662,391
Quaker Chemical Corp.	169,308	6,801,102
Stepan Co.	114,880	8,328,800
Zep Inc.	322,033	5,606,595

		118,097,837

COMMERCIAL SERVICES – 6.78%
ABM Industries Inc.	700,793	17,793,134
American Public Education Inc.(a)(b)	274,363	11,097,983
AMN Healthcare Services Inc.(a)	579,347	5,017,145
Arbitron Inc.	398,582	15,955,237
Capella Education Co.(a)(b)	240,303	11,964,686
Cardtronics Inc.(a)	448,758	9,132,225
CDI Corp.	191,772	2,836,308
Chemed Corp.	310,834	20,704,653
Coinstar Inc.(a)(b)	468,264	21,502,683
Consolidated Graphics Inc.(a)	146,847	8,022,252
Corinthian Colleges Inc.(a)(b)	1,244,745	5,501,773
CorVel Corp.(a)	95,690	5,088,794
Cross Country Healthcare Inc.(a)	459,831	3,600,477
Exponent Inc.(a)	206,369	9,206,121
Forrester Research Inc.	215,157	8,238,362
GEO Group Inc. (The)(a)	947,901	24,304,182
Healthcare Services Group Inc.	974,675	17,134,787
HealthSpring Inc.(a)	960,652	35,899,565
Heartland Payment Systems Inc.	564,564	9,896,807
Heidrick & Struggles International Inc.	259,123	7,211,393
Hillenbrand Inc.	921,843	19,819,625
HMS Holdings Corp.(a)	409,818	33,543,603
Insperity Inc.	331,268	10,063,922
Kelly Services Inc. Class A(a)	415,590	9,022,459
Kendle International Inc.(a)	223,867	2,397,616
Landauer Inc.	138,342	8,510,800
Live Nation Entertainment Inc.(a)	2,298,395	22,983,950
MAXIMUS Inc.	252,644	20,507,113
Medifast Inc.(a)(b)	198,508	3,920,533
Midas Inc.(a)	213,842	1,640,168
Monro Muffler Brake Inc.	447,423	14,756,011
Navigant Consulting Inc.(a)	758,993	7,582,340
On Assignment Inc.(a)	538,986	5,098,808
PAREXEL International Corp.(a)(b)	862,170	21,468,033
Pre-Paid Legal Services Inc.(a)(b)	143,544	9,473,904
SFN Group Inc.(a)	753,491	10,616,688
StarTek Inc.(a)	183,959	927,153
TeleTech Holdings Inc.(a)	412,037	7,985,277
TrueBlue Inc.(a)	650,537	10,922,516
Universal Technical Institute Inc.	308,892	6,007,949
Viad Corp.	297,242	7,115,973
Wright Express Corp.(a)	565,219	29,300,953

		513,773,961

Security	Shares	Value
COMPUTERS – 2.36%
Agilysys Inc.(a)	289,820	1,663,567
CACI International Inc. Class A(a)	447,088	27,415,436
CIBER Inc.(a)	1,048,585	7,025,519
Hutchinson Technology Inc.(a)(b)	353,509	996,895
iGATE Corp.	431,867	8,106,144
Insight Enterprises Inc.(a)	683,219	11,635,220
Integral Systems Inc.(a)	261,415	3,181,421
Manhattan Associates Inc.(a)	321,996	10,535,709
Mercury Computer Systems Inc.(a)	443,184	9,377,773
MTS Systems Corp.	226,195	10,303,182
NCI Inc. Class A(a)	117,987	2,875,343
NetScout Systems Inc.(a)	516,300	14,105,316
Radiant Systems Inc.(a)	493,112	8,728,082
RadiSys Corp.(a)	357,924	3,099,622
Sigma Designs Inc.(a)(b)	408,756	5,293,390
Stratasys Inc.(a)(b)	310,552	14,595,944
Super Micro Computer Inc.(a)	373,621	5,992,881
Sykes Enterprises Inc.(a)	603,563	11,932,441
Synaptics Inc.(a)(b)	499,282	13,490,600
Tyler Technologies Inc.(a)(b)	368,170	8,729,311

		179,083,796

DISTRIBUTION & WHOLESALE – 1.09%
Brightpoint Inc.(a)	998,305	10,821,626
MWI Veterinary Supply Inc.(a)	184,340	14,872,551
Pool Corp.	719,025	17,335,693
ScanSource Inc.(a)	396,002	15,044,116
United Stationers Inc.	340,621	24,201,122

		82,275,108

DIVERSIFIED FINANCIAL SERVICES – 1.75%
Interactive Brokers Group Inc. Class A	620,696	9,862,859
Investment Technology Group Inc.(a)	613,044	11,151,270
LaBranche & Co. Inc.(a)	530,412	2,084,519
National Financial Partners Corp.(a)(b)	642,542	9,477,495
optionsXpress Holdings Inc.	626,897	11,478,484
Piper Jaffray Companies Inc.(a)	214,457	8,884,954
Portfolio Recovery Associates Inc.(a)(b)	251,676	21,425,178
Stifel Financial Corp.(a)	503,633	36,155,813
SWS Group Inc.	431,049	2,616,467
TradeStation Group Inc.(a)	590,442	4,144,903
World Acceptance Corp.(a)(b)	233,201	15,204,705

		132,486,647

ELECTRIC – 1.73%
ALLETE Inc.	458,502	17,867,823
Avista Corp.	842,850	19,495,121
Central Vermont Public Service Corp.	194,244	4,523,943
CH Energy Group Inc.	231,203	11,685,000
El Paso Electric Co.(a)	627,326	19,070,710
NorthWestern Corp.	533,435	16,163,081
UIL Holdings Corp.	742,370	22,657,132
UniSource Energy Corp.	538,688	19,462,797

		130,925,607

ELECTRICAL COMPONENTS & EQUIPMENT – 1.06%
Advanced Energy Industries Inc.(a)(b)	570,489	9,327,495
Belden Inc.	694,767	26,088,501

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2011

Security	Shares	Value
Encore Wire Corp.	281,320	6,847,329
Greatbatch Inc.(a)	344,569	9,117,296
Littelfuse Inc.	331,875	18,950,062
Powell Industries Inc.(a)	131,216	5,175,159
Vicor Corp.	290,415	4,788,943

		80,294,785

ELECTRONICS – 4.42%
American Science and Engineering Inc.	133,781	12,356,013
Analogic Corp.	188,918	10,683,313
Badger Meter Inc.	222,039	9,150,227
Bel Fuse Inc. Class B	172,969	3,807,048
Benchmark Electronics Inc.(a)	900,113	17,075,144
Brady Corp. Class A	774,797	27,652,505
Checkpoint Systems Inc.(a)	587,460	13,206,101
CTS Corp.	504,584	5,449,507
Cubic Corp.	232,377	13,361,678
Cymer Inc.(a)	443,506	25,093,569
Daktronics Inc.	519,280	5,582,260
Dionex Corp.(a)	256,989	30,337,551
Electro Scientific Industries Inc.(a)	352,523	6,119,799
FARO Technologies Inc.(a)	239,248	9,569,920
FEI Co.(a)	567,499	19,136,066
II-VI Inc.(a)	375,963	18,704,159
LoJack Corp.(a)	269,788	1,265,306
Methode Electronics Inc.	543,150	6,561,252
OSI Systems Inc.(a)	278,161	10,439,382
Park Electrochemical Corp.	303,590	9,790,778
Plexus Corp.(a)(b)	596,446	20,911,397
Pulse Electronics Corp.	609,190	3,685,600
Rofin-Sinar Technologies Inc.(a)	420,031	16,591,224
Rogers Corp.(a)	234,006	10,544,310
TTM Technologies Inc.(a)	635,297	11,536,994
Watts Water Technologies Inc. Class A	431,078	16,462,869

		335,073,972

ENERGY – ALTERNATE SOURCES – 0.07%
Headwaters Inc.(a)	896,002	5,286,412

		5,286,412

ENGINEERING & CONSTRUCTION – 0.78%
Dycom Industries Inc.(a)	519,774	9,012,881
EMCOR Group Inc.(a)	980,491	30,365,807
Insituform Technologies Inc. Class A(a)	580,179	15,519,788
Orion Marine Group Inc.(a)	397,973	4,274,230

		59,172,706

ENTERTAINMENT – 0.28%
Pinnacle Entertainment Inc.(a)	907,319	12,357,685
Shuffle Master Inc.(a)	794,495	8,485,206

		20,842,891

ENVIRONMENTAL CONTROL – 0.82%
Calgon Carbon Corp.(a)	830,862	13,194,089
Darling International Inc.(a)	1,717,157	26,392,703
Tetra Tech Inc.(a)	916,437	22,626,829

		62,213,621

Security	Shares	Value
FOOD – 2.31%
B&G Foods Inc. Class A	705,562	13,243,399
Cal-Maine Foods Inc.(b)	197,599	5,829,171
Calavo Growers Inc.	176,580	3,858,273
Diamond Foods Inc.(b)	323,402	18,045,832
Hain Celestial Group Inc.(a)	632,915	20,430,496
J&J Snack Foods Corp.	210,892	9,926,686
Nash-Finch Co.	177,800	6,745,732
Sanderson Farms Inc.(b)	276,955	12,717,774
Seneca Foods Corp. Class A(a)	135,815	4,056,794
Snyders-Lance Inc.	694,613	13,788,068
Spartan Stores Inc.	334,498	4,947,225
TreeHouse Foods Inc.(a)(b)	521,154	29,638,028
United Natural Foods Inc.(a)(b)	708,537	31,756,628

		174,984,106

FOREST PRODUCTS & PAPER – 0.96%
Buckeye Technologies Inc.	568,895	15,491,011
Clearwater Paper Corp.(a)	169,089	13,763,845
Deltic Timber Corp.	158,041	10,563,460
KapStone Paper and Packaging Corp.(a)	563,206	9,670,247
Neenah Paper Inc.	218,678	4,804,356
Schweitzer-Mauduit International Inc.	254,430	12,876,702
Wausau Paper Corp.	724,435	5,534,683

		72,704,304

GAS – 1.85%
Laclede Group Inc. (The)	329,828	12,566,447
New Jersey Resources Corp.	609,133	26,162,262
Northwest Natural Gas Co.	392,513	18,106,625
Piedmont Natural Gas Co.	1,064,800	32,316,680
South Jersey Industries Inc.	439,564	24,602,397
Southwest Gas Corp.	673,358	26,240,761

		139,995,172

HEALTH CARE – PRODUCTS – 3.27%
Abaxis Inc.(a)	330,986	9,545,636
Align Technology Inc.(a)	1,006,650	20,616,192
American Medical Systems Holdings Inc.(a)	1,129,851	24,449,976
Cantel Medical Corp.	189,258	4,873,394
CONMED Corp.(a)	415,357	10,915,582
Cooper Companies Inc. (The)	984	68,339
Cyberonics Inc.(a)	358,138	11,392,370
Haemonetics Corp.(a)	373,908	24,505,930
Hanger Orthopedic Group Inc.(a)	488,973	12,727,967
ICU Medical Inc.(a)(b)	175,585	7,687,111
Invacare Corp.	477,168	14,849,468
Kensey Nash Corp.(a)(b)	126,259	3,145,112
LCA-Vision Inc.(a)	278,615	1,880,651
Meridian Bioscience Inc.	603,388	14,475,278
Merit Medical Systems Inc.(a)	417,915	8,199,492
Natus Medical Inc.(a)	427,054	7,174,507
Palomar Medical Technologies Inc.(a)	279,052	4,143,922
PSS World Medical Inc.(a)	814,197	22,105,449
SurModics Inc.(a)	257,566	3,219,575
Symmetry Medical Inc.(a)	532,301	5,216,550
West Pharmaceutical Services Inc.	490,585	21,963,490
Zoll Medical Corp.(a)	319,033	14,295,869

		247,451,860

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2011

Security	Shares	Value
HEALTH CARE – SERVICES – 2.87%
Air Methods Corp.(a)	164,504	11,062,894
Almost Family Inc.(a)	122,573	4,613,648
Amedisys Inc.(a)(b)	434,242	15,198,470
AMERIGROUP Corp.(a)	727,469	46,739,883
AmSurg Corp.(a)	461,363	11,737,075
Bio-Reference Laboratories Inc.(a)(b)	361,756	8,117,805
Centene Corp.(a)	730,234	24,083,117
Ensign Group Inc. (The)	193,111	6,166,034
Gentiva Health Services Inc.(a)	440,209	12,339,058
Healthways Inc.(a)	502,347	7,721,073
IPC The Hospitalist Co. Inc.(a)	240,667	10,928,689
LHC Group Inc.(a)(b)	231,848	6,955,440
Magellan Health Services Inc.(a)	486,280	23,866,623
MedCath Corp.(a)	299,478	4,177,718
Molina Healthcare Inc.(a)	251,187	10,047,480
RehabCare Group Inc.(a)	367,014	13,531,806

		217,286,813

HOME BUILDERS – 0.38%
M/I Homes Inc.(a)	274,931	4,121,216
Meritage Homes Corp.(a)	474,528	11,450,361
Skyline Corp.	102,185	2,048,809
Standard-Pacific Corp.(a)(b)	1,458,781	5,441,253
Winnebago Industries Inc.(a)(b)	430,740	5,758,994

		28,820,633

HOME FURNISHINGS – 0.49%
Audiovox Corp. Class A(a)	273,298	2,186,384
DTS Inc.(a)	255,542	11,915,923
Ethan Allen Interiors Inc.	423,773	9,280,629
La-Z-Boy Inc.(a)	763,746	7,293,774
Universal Electronics Inc.(a)	218,628	6,462,644

		37,139,354

HOUSEHOLD PRODUCTS & WARES – 0.60%
Blyth Inc.	80,550	2,617,070
Central Garden & Pet Co. Class A(a)	777,259	7,158,555
Helen of Troy Ltd.(a)	452,501	13,303,529
Kid Brands Inc.(a)	318,075	2,337,851
Prestige Brands Holdings Inc.(a)	741,265	8,524,547
Standard Register Co. (The)	193,427	642,178
WD-40 Co.	250,752	10,616,840

		45,200,570

HOUSEWARES – 0.51%
National Presto Industries Inc.	76,718	8,644,584
Toro Co. (The)	456,423	30,224,331

		38,868,915

INSURANCE – 2.32%
Amerisafe Inc.(a)	269,130	5,950,464
Delphi Financial Group Inc. Class A	802,212	24,635,931
eHealth Inc.(a)(b)	328,447	4,368,345
Employers Holdings Inc.	424,707	8,774,447
Horace Mann Educators Corp.	584,389	9,817,735
Infinity Property and Casualty Corp.	182,897	10,880,543
Meadowbrook Insurance Group Inc.	782,911	8,103,129

Security	Shares	Value
Navigators Group Inc. (The)(a)	183,506	9,450,559
Presidential Life Corp.	316,707	3,018,218
ProAssurance Corp.(a)	448,531	28,423,409
RLI Corp.	244,659	14,104,591
Safety Insurance Group Inc.	221,039	10,192,108
Selective Insurance Group Inc.	794,472	13,744,366
Stewart Information Services Corp.(b)	281,288	2,947,898
Tower Group Inc.	610,942	14,680,936
United Fire & Casualty Co.	313,779	6,341,474

		175,434,153

INTERNET – 2.02%
Blue Coat Systems Inc.(a)	640,160	18,026,906
Blue Nile Inc.(a)(b)	214,752	11,594,460
comScore Inc.(a)	375,202	11,072,211
DealerTrack Holdings Inc.(a)	601,951	13,820,795
eResearchTechnology Inc.(a)	639,601	4,330,099
InfoSpace Inc.(a)	535,560	4,637,950
j2 Global Communications Inc.(a)(b)	675,170	19,924,267
Knot Inc. (The)(a)	467,923	5,638,472
Liquidity Services Inc.(a)	256,326	4,577,982
NutriSystem Inc.(b)	394,922	5,722,420
PCTEL Inc.(a)	276,938	2,124,114
Perficient Inc.(a)	438,780	5,269,748
RightNow Technologies Inc.(a)(b)	349,754	10,947,300
Sourcefire Inc.(a)(b)	412,867	11,357,971
Stamps.com Inc.	178,124	2,377,955
United Online Inc.	1,294,185	8,159,836
Websense Inc.(a)	598,283	13,742,561

		153,325,047

INVESTMENT COMPANIES – 0.21%
Prospect Capital Corp.(b)	1,298,566	15,855,491

		15,855,491

IRON & STEEL – 0.13%
Gibraltar Industries Inc.(a)	448,449	5,349,996
Olympic Steel Inc.	135,760	4,454,286

		9,804,282

LEISURE TIME – 0.72%
Arctic Cat Inc.(a)	182,437	2,836,895
Brunswick Corp.	1,307,573	33,251,581
Callaway Golf Co.	950,778	6,484,306
Interval Leisure Group Inc.(a)	595,712	9,739,891
Multimedia Games Inc.(a)	404,687	2,318,857

		54,631,530

LODGING – 0.07%
Marcus Corp.	317,934	3,465,481
Monarch Casino & Resort Inc.(a)	168,075	1,747,980

		5,213,461

MACHINERY – 1.85%
Albany International Corp. Class A	409,584	10,198,642
Applied Industrial Technologies Inc.	556,105	18,496,052
Astec Industries Inc.(a)	292,847	10,920,265
Briggs & Stratton Corp.	741,129	16,786,572

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2011

Security	Shares	Value
Cascade Corp.	135,782	6,053,161
Cognex Corp.	606,746	17,140,574
Gerber Scientific Inc.(a)	369,171	3,455,440
Intermec Inc.(a)	709,544	7,655,980
Intevac Inc.(a)	337,130	4,190,526
Lindsay Corp.(b)	184,733	14,597,602
Robbins & Myers Inc.	667,642	30,704,856

		140,199,670

MANUFACTURING – 2.98%
A.O. Smith Corp.	492,364	21,831,420
Actuant Corp. Class A	1,007,333	29,212,657
AZZ Inc.	183,767	8,379,775
Barnes Group Inc.	664,252	13,869,582
Ceradyne Inc.(a)	365,527	16,477,957
CLARCOR Inc.	740,681	33,278,797
EnPro Industries Inc.(a)	302,562	10,989,052
ESCO Technologies Inc.	391,178	14,923,441
Federal Signal Corp.	920,268	5,990,944
Griffon Corp.(a)	687,390	9,025,431
Koppers Holdings Inc.	301,701	12,882,633
LSB Industries Inc.(a)	239,249	9,483,830
Lydall Inc.(a)	253,408	2,252,797
Myers Industries Inc.	521,689	5,180,372
Standex International Corp.	183,638	6,958,044
STR Holdings Inc.(a)(b)	607,764	11,656,913
Sturm, Ruger & Co. Inc.(b)	275,070	6,318,358
Tredegar Corp.	338,276	7,299,996

		226,011,999

MEDIA – 0.28%
DG FastChannel Inc.(a)	354,091	11,408,812
Dolan Co. (The)(a)	451,661	5,483,165
E.W. Scripps Co. (The) Class A(a)	459,365	4,547,713

		21,439,690

METAL FABRICATE & HARDWARE – 0.76%
A.M. Castle & Co.(a)	247,984	4,681,938
CIRCOR International Inc.	252,478	11,871,516
Kaydon Corp.	482,718	18,917,718
Lawson Products Inc.	60,354	1,390,556
Mueller Industries Inc.	557,019	20,398,036

		57,259,764

MINING – 0.87%
AMCOL International Corp.	373,994	13,456,304
Century Aluminum Co.(a)	832,964	15,559,768
Kaiser Aluminum Corp.	218,109	10,741,868
Materion Corp.(a)	299,971	12,238,817
RTI International Metals Inc.(a)	444,347	13,841,409

		65,838,166

MISCELLANEOUS – MANUFACTURING – 0.11%
John Bean Technologies Corp.	421,157	8,098,849

		8,098,849

Security	Shares	Value
OFFICE FURNISHINGS – 0.23%
Interface Inc. Class A	946,215	17,495,515

		17,495,515

OIL & GAS – 2.33%
Contango Oil & Gas Co.(a)	189,327	11,973,039
GeoResources Inc.(a)	267,439	8,362,818
Gulfport Energy Corp.(a)	546,751	19,765,049
Holly Corp.	649,821	39,483,124
Penn Virginia Corp.	672,398	11,403,870
Petroleum Development Corp.(a)(b)	345,408	16,583,038
PetroQuest Energy Inc.(a)	819,232	7,668,012
Pioneer Drilling Co.(a)	796,436	10,990,817
Stone Energy Corp.(a)	720,917	24,057,000
Swift Energy Co.(a)	618,408	26,393,653

		176,680,420

OIL & GAS SERVICES – 3.78%
Basic Energy Services Inc.(a)	342,639	8,740,721
CARBO Ceramics Inc.	279,153	39,394,071
Gulf Island Fabrication Inc.	211,050	6,789,479
Hornbeck Offshore Services Inc.(a)	343,144	10,585,992
ION Geophysical Corp.(a)(b)	2,250,229	28,555,406
Lufkin Industries Inc.	451,582	42,209,370
Matrix Service Co.(a)	389,398	5,412,632
Oil States International Inc.(a)	747,472	56,912,518
SEACOR Holdings Inc.	315,031	29,127,766
Tetra Technologies Inc.(a)	1,127,564	17,364,486
World Fuel Services Corp.	1,022,962	41,542,487

		286,634,928

PHARMACEUTICALS – 2.27%
Catalyst Health Solutions Inc.(a)	575,516	32,188,610
Cubist Pharmaceuticals Inc.(a)	874,633	22,075,737
Emergent BioSolutions Inc.(a)	317,900	7,680,464
Hi-Tech Pharmacal Co. Inc.(a)(b)	151,788	3,055,493
Neogen Corp.(a)	340,529	14,091,090
Par Pharmaceutical Companies Inc.(a)	528,503	16,425,873
PetMed Express Inc.	332,569	5,274,544
PharMerica Corp.(a)	432,707	4,950,168
Questcor Pharmaceuticals Inc.(a)(b)	919,914	13,255,961
Salix Pharmaceuticals Ltd.(a)	855,400	29,964,662
ViroPharma Inc.(a)(b)	1,150,291	22,890,791

		171,853,393

REAL ESTATE – 0.13%
Forestar Group Inc.(a)	522,360	9,935,287

		9,935,287

REAL ESTATE INVESTMENT TRUSTS – 7.62%
Acadia Realty Trust	594,334	11,244,799
BioMed Realty Trust Inc.	1,930,043	36,709,418
Cedar Shopping Centers Inc.	696,832	4,201,897
Colonial Properties Trust(b)	1,190,545	22,917,991
DiamondRock Hospitality Co.(b)	2,455,792	27,431,197
EastGroup Properties Inc.	397,029	17,457,365
Entertainment Properties Trust	683,385	31,996,086
Extra Space Storage Inc.	1,293,527	26,788,944

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2011

Security	Shares	Value
Franklin Street Properties Corp.	1,043,388	14,680,469
Getty Realty Corp.	368,323	8,427,230
Healthcare Realty Trust Inc.(b)	988,675	22,442,922
Home Properties Inc.(b)	558,367	32,915,735
Inland Real Estate Corp.	1,123,314	10,716,416
Kilroy Realty Corp.	770,826	29,931,174
Kite Realty Group Trust	937,019	4,975,571
LaSalle Hotel Properties(b)	1,113,783	30,072,141
Lexington Realty Trust(b)	1,859,342	17,384,848
LTC Properties Inc.	439,760	12,462,798
Medical Properties Trust Inc.	1,642,956	19,009,001
Mid-America Apartment Communities Inc.(b)	522,111	33,519,526
National Retail Properties Inc.(b)	1,231,507	32,179,278
Parkway Properties Inc.	324,262	5,512,454
Pennsylvania Real Estate Investment Trust(b)	817,260	11,662,300
Post Properties Inc.(b)	723,922	28,413,938
PS Business Parks Inc.(b)	276,107	15,997,640
Saul Centers Inc.	170,422	7,592,300
Sovran Self Storage Inc.	407,250	16,106,737
Tanger Factory Outlet Centers Inc.	1,194,735	31,349,846
Universal Health Realty Income Trust(b)	167,488	6,788,289
Urstadt Biddle Properties Inc. Class A(b)	334,578	6,363,674

		577,251,984

RETAIL – 7.47%
Big 5 Sporting Goods Corp.	323,230	3,852,902
Biglari Holdings Inc.(a)	21,162	8,963,165
BJ’s Restaurants Inc.(a)	335,410	13,191,675
Brown Shoe Co. Inc.	645,431	7,887,167
Buckle Inc. (The)(b)	385,412	15,570,645
Buffalo Wild Wings Inc.(a)	268,368	14,607,270
Cabela’s Inc.(a)	594,344	14,864,544
California Pizza Kitchen Inc.(a)	363,514	6,136,116
Casey’s General Stores Inc.	558,347	21,775,533
Cash America International Inc.	435,455	20,052,703
Cato Corp. (The) Class A	433,258	10,614,821
CEC Entertainment Inc.	299,605	11,304,097
Children’s Place Retail Stores Inc. (The)(a)	382,329	19,051,454
Christopher & Banks Corp.	524,631	3,399,609
Coldwater Creek Inc.(a)	896,288	2,366,200
Cracker Barrel Old Country Store Inc.	341,165	16,764,848
DineEquity Inc.(a)(b)	231,328	12,718,414
EZCORP Inc.(a)	734,394	23,052,628
Finish Line Inc. (The) Class A	786,406	15,610,159
First Cash Financial Services Inc.(a)	461,671	17,820,501
Fred’s Inc. Class A	577,617	7,693,858
Genesco Inc.(a)	347,982	13,988,876
Group 1 Automotive Inc.(b)	350,573	15,004,524
Haverty Furniture Companies Inc.	275,780	3,656,843
Hibbett Sports Inc.(a)	411,654	14,741,330
Hot Topic Inc.	661,673	3,771,536
HSN Inc.(a)	572,174	18,326,733
Jack in the Box Inc.(a)	747,275	16,948,197
Jos. A. Bank Clothiers Inc.(a)(b)	406,451	20,680,227
Kirkland’s Inc.(a)	233,216	3,600,855
Lithia Motors Inc. Class A(b)	321,234	4,683,592
Lumber Liquidators Holdings Inc.(a)(b)	346,344	8,655,137
MarineMax Inc.(a)	341,482	3,367,013
Men’s Wearhouse Inc. (The)	777,116	21,028,759
Movado Group Inc.(a)	256,616	3,767,123
O’Charley’s Inc.(a)(b)	285,154	1,702,369
OfficeMax Inc.(a)(b)	1,252,254	16,204,167
P.F. Chang’s China Bistro Inc.(b)	336,191	15,528,662
Papa John’s International Inc.(a)	295,505	9,358,643

Security	Shares	Value
Pep Boys - Manny, Moe & Jack (The)	772,113	9,813,556
Red Robin Gourmet Burgers Inc.(a)	230,209	6,192,622
Ruby Tuesday Inc.(a)	957,163	12,548,407
Ruth’s Hospitality Group Inc.(a)	462,776	2,387,924
School Specialty Inc.(a)	238,068	3,404,372
Sonic Automotive Inc.	520,151	7,287,316
Sonic Corp.(a)	906,688	8,205,526
Stage Stores Inc.	539,961	10,378,050
Stein Mart Inc.	400,234	4,046,366
Texas Roadhouse Inc.	864,203	14,682,809
Tuesday Morning Corp.(a)	545,674	2,673,803
Vitamin Shoppe Inc.(a)	376,782	12,746,535
Zale Corp.(a)(b)	341,792	1,363,750
Zumiez Inc.(a)(b)	306,773	8,108,010

		566,151,941

SAVINGS & LOANS – 0.30%
Brookline Bancorp Inc.	523,134	5,508,601
Dime Community Bancshares Inc.	408,139	6,024,132
Provident Financial Services Inc.	759,644	11,242,731

		22,775,464

SEMICONDUCTORS – 4.19%
ATMI Inc.(a)	464,537	8,770,458
Brooks Automation Inc.(a)	963,770	13,232,562
Cabot Microelectronics Corp.(a)	342,147	17,877,181
CEVA Inc.(a)	324,738	8,680,247
Cohu Inc.	353,133	5,424,123
Diodes Inc.(a)	534,087	18,191,003
DSP Group Inc.(a)	348,323	2,682,087
Exar Corp.(a)	656,010	3,949,180
Hittite Microwave Corp.(a)	367,783	23,453,522
Kopin Corp.(a)	958,079	4,397,583
Kulicke and Soffa Industries Inc.(a)	1,049,543	9,813,227
Micrel Inc.	737,578	9,942,551
Microsemi Corp.(a)	1,261,222	26,119,908
MKS Instruments Inc.	760,942	25,339,369
Monolithic Power Systems Inc.(a)	521,574	7,401,135
Pericom Semiconductor Corp.(a)	369,497	3,831,684
Power Integrations Inc.(b)	423,034	16,214,893
Rudolph Technologies Inc.(a)	463,610	5,071,893
Standard Microsystems Corp.(a)	336,280	8,292,665
Supertex Inc.(a)	192,895	4,297,701
Tessera Technologies Inc.(a)	751,820	13,728,233
TriQuint Semiconductor Inc.(a)	2,392,151	30,882,669
Ultratech Inc.(a)	368,689	10,839,457
Veeco Instruments Inc.(a)(b)	597,210	30,362,156
Volterra Semiconductor Corp.(a)	359,872	8,935,622

		317,731,109

SOFTWARE – 3.87%
Avid Technology Inc.(a)	426,146	9,503,056
Blackbaud Inc.	655,000	17,842,200
Bottomline Technologies Inc.(a)	489,478	12,305,477
CommVault Systems Inc.(a)	641,159	25,569,421
Computer Programs and Systems Inc.	161,658	10,391,376
CSG Systems International Inc.(a)	508,827	10,146,010
Digi International Inc.(a)	371,672	3,924,856
Ebix Inc.(a)(b)	566,269	13,392,262
Epicor Software Corp.(a)	683,151	7,562,482
EPIQ Systems Inc.	463,102	6,650,145
Interactive Intelligence Inc.(a)	197,313	7,637,986

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2011

Security	Shares	Value
JDA Software Group Inc.(a)	621,363	18,802,444
MicroStrategy Inc. Class A(a)	120,903	16,259,035
Omnicell Inc.(a)	486,944	7,421,027
Progress Software Corp.(a)	986,715	28,703,539
Quality Systems Inc.(b)	281,324	23,445,542
Smith Micro Software Inc.(a)	453,878	4,248,298
Synchronoss Technologies Inc.(a)	369,842	12,852,010
SYNNEX Corp.(a)(b)	353,198	11,560,171
Take-Two Interactive Software Inc.(a)	1,258,524	19,343,514
Taleo Corp. Class A(a)	600,415	21,404,795
THQ Inc.(a)	909,113	4,145,555

		293,111,201

STORAGE & WAREHOUSING – 0.17%
Mobile Mini Inc.(a)	541,994	13,018,696

		13,018,696

TELECOMMUNICATIONS – 2.91%
Anixter International Inc.	417,033	29,146,436
ARRIS Group Inc.(a)	1,786,255	22,756,889
Atlantic Tele-Network Inc.	134,428	4,999,377
Black Box Corp.	262,067	9,211,655
Cbeyond Inc.(a)	456,322	5,325,278
Cincinnati Bell Inc.(a)	2,935,481	7,867,089
Comtech Telecommunications Corp.	405,023	11,008,525
EMS Technologies Inc.(a)	224,821	4,418,857
General Communication Inc. Class A(a)	574,613	6,286,266
Harmonic Inc.(a)	1,459,351	13,688,713
LogMeIn Inc.(a)	242,696	10,232,063
NETGEAR Inc.(a)	535,364	17,367,208
Network Equipment Technologies Inc.(a)	454,178	1,712,251
Neutral Tandem Inc.(a)	490,611	7,236,512
Newport Corp.(a)	545,316	9,722,984
Novatel Wireless Inc.(a)	466,703	2,548,198
NTELOS Holdings Corp.	439,905	8,098,651
Oplink Communications Inc.(a)	293,155	5,713,591
Symmetricom Inc.(a)	638,136	3,911,774
Tekelec(a)	1,009,040	8,193,405
Tollgrade Communications Inc.(a)	159,607	1,608,839
USA Mobility Inc.	327,011	4,738,390
ViaSat Inc.(a)(b)	611,882	24,377,379

		220,170,330

TEXTILES – 0.27%
G&K Services Inc. Class A	275,769	9,169,319
UniFirst Corp.	215,535	11,425,511

		20,594,830

TOYS, GAMES & HOBBIES – 0.22%
JAKKS Pacific Inc.(a)	398,832	7,717,399
RC2 Corp.(a)	319,555	8,979,496

		16,696,895

TRANSPORTATION – 1.59%
Arkansas Best Corp.	374,809	9,715,049
Bristow Group Inc.(a)	533,710	25,244,483
Forward Air Corp.	429,339	13,150,654
Heartland Express Inc.	748,224	13,138,813
Hub Group Inc. Class A(a)	551,574	19,961,463

Security	Shares	Value
Knight Transportation Inc.	912,798	17,571,361
Old Dominion Freight Line Inc.(a)	617,129	21,655,057

		120,436,880

WATER – 0.13%
American States Water Co.	274,599	9,847,120

		9,847,120

TOTAL COMMON STOCKS (Cost: $7,141,184,246)		7,566,218,753

SHORT-TERM INVESTMENTS – 7.60%

MONEY MARKET FUNDS – 7.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(c)(d)(e)	502,783,012	502,783,012
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	68,931,823	68,931,823
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	4,391,232	4,391,232

		576,106,067

TOTAL SHORT-TERM INVESTMENTS		576,106,067

(Cost: $576,106,067)

TOTAL INVESTMENTS IN SECURITIES – 107.48% (Cost: $7,717,290,313)		8,142,324,820

Other Assets, Less Liabilities – (7.48)%		(566,641,969)

NET ASSETS – 100.00%		$7,575,682,851

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 0.90%
AeroVironment Inc.(a)	59,780	$2,090,507
Orbital Sciences Corp.(a)	260,787	4,934,090
Triumph Group Inc.	138,988	12,293,488

		19,318,085

AGRICULTURE – 0.19%
Andersons Inc. (The)	82,756	4,031,872

		4,031,872

AIRLINES – 0.26%
Allegiant Travel Co.	126,708	5,551,077

		5,551,077

APPAREL – 3.61%
Carter’s Inc.(a)	486,714	13,934,622
Crocs Inc.(a)	748,108	13,346,247
Iconix Brand Group Inc.(a)	614,169	13,192,350
Liz Claiborne Inc.(a)(b)	261,597	1,410,008
Maidenform Brands Inc.(a)	197,240	5,635,147
Oxford Industries Inc.	61,919	2,117,011
Perry Ellis International Inc.(a)	58,612	1,613,002
Steven Madden Ltd.(a)	196,179	9,206,680
True Religion Apparel Inc.(a)(b)	213,799	5,017,862
Volcom Inc.	144,703	2,681,347
Wolverine World Wide Inc.	238,569	8,893,852

		77,048,128

AUTO PARTS & EQUIPMENT – 0.08%
Superior Industries International Inc.	70,252	1,801,261

		1,801,261

BANKS – 1.86%
Bank of the Ozarks Inc.	67,628	2,956,020
Community Bank System Inc.	101,605	2,465,953
First Financial Bancorp	225,395	3,761,843
First Financial Bankshares Inc.	77,824	3,997,819
National Penn Bancshares Inc.	321,229	2,486,312
Signature Bank(a)	342,377	19,310,063
Tompkins Financial Corp.	28,624	1,189,327
UMB Financial Corp.	93,691	3,499,827

		39,667,164

BEVERAGES – 0.58%
Boston Beer Co. Inc. (The) Class A(a)	77,016	7,133,222
Peet’s Coffee & Tea Inc.(a)(b)	110,230	5,300,961

		12,434,183

BIOTECHNOLOGY – 2.09%
ArQule Inc.(a)	372,564	2,667,558

Security	Shares	Value
CryoLife Inc.(a)	94,045	573,674
Enzo Biochem Inc.(a)	281,367	1,178,928
Integra LifeSciences Holdings Corp.(a)	173,747	8,239,083
Regeneron Pharmaceuticals Inc.(a)	622,139	27,958,927
Savient Pharmaceuticals Inc.(a)(b)	376,815	3,994,239

		44,612,409

BUILDING MATERIALS – 0.28%
AAON Inc.	60,314	1,984,331
Eagle Materials Inc.	115,679	3,500,446
NCI Building Systems Inc.(a)	36,797	466,218

		5,950,995

CHEMICALS – 1.17%
Balchem Corp.	242,715	9,106,667
OM Group Inc.(a)	148,516	5,426,775
PolyOne Corp.	468,075	6,651,346
Quaker Chemical Corp.	97,115	3,901,109

		25,085,897

COMMERCIAL SERVICES – 9.26%
American Public Education Inc.(a)(b)	157,030	6,351,863
Arbitron Inc.	228,373	9,141,771
Capella Education Co.(a)(b)	137,576	6,849,909
Cardtronics Inc.(a)	257,613	5,242,425
Chemed Corp.	178,197	11,869,702
Coinstar Inc.(a)(b)	268,484	12,328,785
Consolidated Graphics Inc.(a)	83,934	4,585,314
CorVel Corp.(a)	54,968	2,923,198
Exponent Inc.(a)	118,457	5,284,367
Forrester Research Inc.	123,014	4,710,206
Healthcare Services Group Inc.	558,571	9,819,678
HealthSpring Inc.(a)	551,164	20,596,999
Hillenbrand Inc.	237,891	5,114,657
HMS Holdings Corp.(a)	235,117	19,244,326
Insperity Inc.	94,821	2,880,662
Landauer Inc.	79,419	4,885,857
MAXIMUS Inc.	144,835	11,756,257
Medifast Inc.(a)(b)	113,852	2,248,577
Monro Muffler Brake Inc.	256,310	8,453,104
PAREXEL International Corp.(a)	494,320	12,308,568
Pre-Paid Legal Services Inc.(a)	82,391	5,437,806
TeleTech Holdings Inc.(a)	155,507	3,013,726
TrueBlue Inc.(a)	156,705	2,631,077
Universal Technical Institute Inc.	176,843	3,439,596
Wright Express Corp.(a)	324,209	16,806,995

		197,925,425

COMPUTERS – 2.95%
iGATE Corp.	246,881	4,633,956
Integral Systems Inc.(a)	68,855	837,965
Manhattan Associates Inc.(a)	184,246	6,028,529
Mercury Computer Systems Inc.(a)	254,354	5,382,131
MTS Systems Corp.	63,462	2,890,694
NCI Inc. Class A(a)	40,752	993,126
NetScout Systems Inc.(a)	295,721	8,079,098
Radiant Systems Inc.(a)	283,046	5,009,914
RadiSys Corp.(a)	86,479	748,908
Sigma Designs Inc.(a)	153,942	1,993,549
Stratasys Inc.(a)(b)	177,897	8,361,159

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2011

Security	Shares	Value
Super Micro Computer Inc.(a)	118,394	1,899,040
Sykes Enterprises Inc.(a)	179,765	3,553,954
Synaptics Inc.(a)(b)	285,974	7,727,018
Tyler Technologies Inc.(a)	210,543	4,991,975

		63,131,016

DISTRIBUTION & WHOLESALE – 0.40%
MWI Veterinary Supply Inc.(a)	105,598	8,519,647

		8,519,647

DIVERSIFIED FINANCIAL SERVICES – 2.38%
National Financial Partners Corp.(a)(b)	169,184	2,495,464
optionsXpress Holdings Inc.	358,866	6,570,836
Portfolio Recovery Associates Inc.(a)(b)	144,285	12,282,982
Stifel Financial Corp.(a)	288,958	20,744,295
World Acceptance Corp.(a)(b)	133,604	8,710,981

		50,804,558

ELECTRIC – 0.23%
El Paso Electric Co.(a)	161,873	4,920,939

		4,920,939

ELECTRICAL COMPONENTS & EQUIPMENT – 1.19%
Advanced Energy Industries Inc.(a)	117,610	1,922,923
Belden Inc.	183,336	6,884,267
Greatbatch Inc.(a)	112,333	2,972,331
Littelfuse Inc.	190,230	10,862,133
Vicor Corp.	166,099	2,738,973

		25,380,627

ELECTRONICS – 4.24%
American Science and Engineering Inc.	76,600	7,074,776
Analogic Corp.	62,735	3,547,664
Badger Meter Inc.	69,943	2,882,351
Cubic Corp.	85,194	4,898,655
Cymer Inc.(a)	104,313	5,902,030
Daktronics Inc.	128,408	1,380,386
Dionex Corp.(a)	147,419	17,402,813
Electro Scientific Industries Inc.(a)	70,391	1,221,988
FARO Technologies Inc.(a)	68,458	2,738,320
FEI Co.(a)	136,683	4,608,951
II-VI Inc.(a)	215,498	10,721,025
LoJack Corp.(a)	54,258	254,470
OSI Systems Inc.(a)	159,745	5,995,230
Park Electrochemical Corp.	61,114	1,970,927
Plexus Corp.(a)	198,362	6,954,572
Pulse Electronics Corp.	116,972	707,681
Rofin-Sinar Technologies Inc.(a)	93,923	3,709,958
Rogers Corp.(a)	46,923	2,114,350
TTM Technologies Inc.(a)	364,809	6,624,931

		90,711,078

ENGINEERING & CONSTRUCTION – 0.11%
Orion Marine Group Inc.(a)	228,040	2,449,150

		2,449,150

Security	Shares	Value
ENTERTAINMENT – 0.27%
Pinnacle Entertainment Inc.(a)	227,846	3,103,262
Shuffle Master Inc.(a)	250,885	2,679,452

		5,782,714

ENVIRONMENTAL CONTROL – 1.22%
Calgon Carbon Corp.(a)	228,514	3,628,802
Darling International Inc.(a)	984,789	15,136,207
Tetra Tech Inc.(a)	299,576	7,396,532

		26,161,541

FOOD – 2.57%
B&G Foods Inc. Class A	234,464	4,400,889
Cal-Maine Foods Inc.(b)	71,083	2,096,949
Calavo Growers Inc.	102,191	2,232,873
Diamond Foods Inc.	111,239	6,207,136
Hain Celestial Group Inc.(a)	141,581	4,570,235
J&J Snack Foods Corp.	71,220	3,352,325
Snyders-Lance Inc.	203,010	4,029,749
TreeHouse Foods Inc.(a)	298,939	17,000,661
United Natural Foods Inc.(a)	243,910	10,932,046

		54,822,863

FOREST PRODUCTS & PAPER – 1.14%
Buckeye Technologies Inc.	325,939	8,875,319
Deltic Timber Corp.	39,171	2,618,190
KapStone Paper and Packaging Corp.(a)	322,228	5,532,655
Schweitzer-Mauduit International Inc.	145,696	7,373,674

		24,399,838

GAS – 0.77%
Northwest Natural Gas Co.	81,037	3,738,237
Piedmont Natural Gas Co.	219,975	6,676,241
South Jersey Industries Inc.	108,425	6,068,547

		16,483,025

HEALTH CARE – PRODUCTS – 4.22%
Abaxis Inc.(a)	190,010	5,479,888
Align Technology Inc.(a)	577,157	11,820,175
American Medical Systems Holdings Inc.(a)	647,906	14,020,686
Cantel Medical Corp.	74,600	1,920,950
Cyberonics Inc.(a)	205,702	6,543,381
Haemonetics Corp.(a)	214,417	14,052,890
ICU Medical Inc.(a)	49,353	2,160,674
Kensey Nash Corp.(a)	71,643	1,784,627
LCA-Vision Inc.(a)	55,502	374,639
Meridian Bioscience Inc.	200,526	4,810,619
Merit Medical Systems Inc.(a)	141,052	2,767,440
Natus Medical Inc.(a)	141,602	2,378,914
Palomar Medical Technologies Inc.(a)	46,224	686,426
PSS World Medical Inc.(a)	252,145	6,845,737
SurModics Inc.(a)	81,373	1,017,163
West Pharmaceutical Services Inc.	120,994	5,416,901
Zoll Medical Corp.(a)	182,733	8,188,266

		90,269,376

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2011

Security	Shares	Value
HEALTH CARE – SERVICES – 2.40%
Air Methods Corp.(a)	94,153	6,331,789
Almost Family Inc.(a)	70,366	2,648,576
AMERIGROUP Corp.(a)	254,679	16,363,126
Bio-Reference Laboratories Inc.(a)	206,804	4,640,682
Ensign Group Inc. (The)	110,856	3,539,632
IPC The Hospitalist Co. Inc.(a)	137,727	6,254,183
LHC Group Inc.(a)	87,431	2,622,930
Magellan Health Services Inc.(a)	181,274	8,896,928

		51,297,846

HOME BUILDERS – 0.02%
Skyline Corp.	18,157	364,048

		364,048

HOME FURNISHINGS – 0.49%
DTS Inc.(a)	146,284	6,821,223
Universal Electronics Inc.(a)	125,277	3,703,188

		10,524,411

HOUSEHOLD PRODUCTS & WARES – 0.31%
Kid Brands Inc.(a)	180,486	1,326,572
Prestige Brands Holdings Inc.(a)	173,963	2,000,575
WD-40 Co.	77,795	3,293,840

		6,620,987

HOUSEWARES – 0.69%
National Presto Industries Inc.(b)	44,022	4,960,399
Toro Co. (The)	149,253	9,883,534

		14,843,933

INSURANCE – 0.41%
eHealth Inc.(a)(b)	187,420	2,492,686
Meadowbrook Insurance Group Inc.	133,590	1,382,656
Tower Group Inc.	203,053	4,879,364

		8,754,706

INTERNET – 3.34%
Blue Coat Systems Inc.(a)	366,925	10,332,608
Blue Nile Inc.(a)(b)	122,954	6,638,286
comScore Inc.(a)	214,761	6,337,597
DealerTrack Holdings Inc.(a)	210,338	4,829,361
eResearchTechnology Inc.(a)	171,805	1,163,120
j2 Global Communications Inc.(a)	387,050	11,421,846
Knot Inc. (The)(a)	118,117	1,423,310
Liquidity Services Inc.(a)	146,932	2,624,206
NutriSystem Inc.(b)	110,956	1,607,752
Perficient Inc.(a)	250,097	3,003,665
RightNow Technologies Inc.(a)	200,878	6,287,481
Sourcefire Inc.(a)	236,329	6,501,411
Stamps.com Inc.	101,007	1,348,443
Websense Inc.(a)	342,675	7,871,245

		71,390,331

LEISURE TIME – 0.71%
Brunswick Corp.	375,140	9,539,810
Interval Leisure Group Inc.(a)	341,967	5,591,161

		15,130,971

Security	Shares	Value
LODGING – 0.02%
Monarch Casino & Resort Inc.(a)	33,510	348,504

		348,504

MACHINERY – 1.08%
Cascade Corp.	27,060	1,206,335
Cognex Corp.	194,764	5,502,083
Intevac Inc.(a)	76,675	953,070
Lindsay Corp.(b)	105,817	8,361,659
Robbins & Myers Inc.	153,239	7,047,462

		23,070,609

MANUFACTURING – 1.97%
A.O. Smith Corp.	160,941	7,136,124
AZZ Inc.	69,635	3,175,356
CLARCOR Inc.	204,000	9,165,720
EnPro Industries Inc.(a)	173,761	6,310,999
ESCO Technologies Inc.	98,648	3,763,421
Koppers Holdings Inc.	67,677	2,889,808
LSB Industries Inc.(a)	74,308	2,945,569
STR Holdings Inc.(a)(b)	157,306	3,017,129
Sturm, Ruger & Co. Inc.(b)	157,878	3,626,458

		42,030,584

MEDIA – 0.50%
DG FastChannel Inc.(a)	202,665	6,529,866
Dolan Co. (The)(a)	257,581	3,127,033
E.W. Scripps Co. (The) Class A(a)	101,203	1,001,910

		10,658,809

METAL FABRICATE & HARDWARE – 0.33%
CIRCOR International Inc.	67,943	3,194,680
Kaydon Corp.	96,898	3,797,433

		6,992,113

MINING – 0.67%
AMCOL International Corp.	102,859	3,700,867
Century Aluminum Co.(a)	176,713	3,300,999
Materion Corp.(a)	111,674	4,556,299
RTI International Metals Inc.(a)	91,736	2,857,576

		14,415,741

MISCELLANEOUS – MANUFACTURING – 0.12%
John Bean Technologies Corp.	135,557	2,606,761

		2,606,761

OFFICE FURNISHINGS – 0.26%
Interface Inc. Class A	303,734	5,616,042

		5,616,042

OIL & GAS – 1.89%
Contango Oil & Gas Co.(a)	108,379	6,853,888

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2011

Security	Shares	Value
GeoResources Inc.(a)	119,683	3,742,487
Gulfport Energy Corp.(a)	313,396	11,329,265
Petroleum Development Corp.(a)	67,344	3,233,185
PetroQuest Energy Inc.(a)	202,060	1,891,282
Stone Energy Corp.(a)	235,678	7,864,575
Swift Energy Co.(a)	127,733	5,451,645

		40,366,327

OIL & GAS SERVICES – 4.20%
Basic Energy Services Inc.(a)	76,750	1,957,893
CARBO Ceramics Inc.	160,175	22,603,896
ION Geophysical Corp.(a)	632,602	8,027,719
Lufkin Industries Inc.	142,538	13,323,027
Oil States International Inc.(a)	429,019	32,665,507
SEACOR Holdings Inc.	121,088	11,195,796

		89,773,838

PHARMACEUTICALS – 4.39%
Catalyst Health Solutions Inc.(a)	330,150	18,465,290
Cubist Pharmaceuticals Inc.(a)	501,472	12,657,153
Emergent BioSolutions Inc.(a)	107,244	2,591,015
Hi-Tech Pharmacal Co. Inc.(a)	86,198	1,735,166
Neogen Corp.(a)	195,013	8,069,638
Par Pharmaceutical Companies Inc.(a)	302,849	9,412,547
PetMed Express Inc.	190,134	3,015,525
Questcor Pharmaceuticals Inc.(a)	526,810	7,591,332
Salix Pharmaceuticals Ltd.(a)	490,648	17,187,400
ViroPharma Inc.(a)	659,536	13,124,766

		93,849,832

REAL ESTATE – 0.16%
Forestar Group Inc.(a)	182,382	3,468,906

		3,468,906

REAL ESTATE INVESTMENT TRUSTS – 7.60%
Acadia Realty Trust	200,790	3,798,947
BioMed Realty Trust Inc.	520,553	9,900,918
Colonial Properties Trust(b)	273,159	5,258,311
DiamondRock Hospitality Co.(b)	633,995	7,081,724
EastGroup Properties Inc.	129,726	5,704,052
Entertainment Properties Trust(b)	192,130	8,995,527
Extra Space Storage Inc.	385,850	7,990,953
Getty Realty Corp.(b)	137,390	3,143,483
Healthcare Realty Trust Inc.(b)	204,175	4,634,772
Home Properties Inc.	185,812	10,953,617
Inland Real Estate Corp.	214,315	2,044,565
Kilroy Realty Corp.	190,178	7,384,612
LaSalle Hotel Properties(b)	236,472	6,384,744
Lexington Realty Trust(b)	415,777	3,887,515
LTC Properties Inc.	125,961	3,569,735
Medical Properties Trust Inc.	583,970	6,756,533
Mid-America Apartment Communities Inc.(b)	175,923	11,294,257
National Retail Properties Inc.	430,993	11,261,847
Pennsylvania Real Estate Investment Trust	224,643	3,205,656
Post Properties Inc.(b)	186,895	7,335,629
PS Business Parks Inc.(b)	80,716	4,676,685
Saul Centers Inc.	58,849	2,621,723
Sovran Self Storage Inc.	91,057	3,601,304
Tanger Factory Outlet Centers Inc.	685,354	17,983,689
Universal Health Realty Income Trust(b)	36,590	1,482,993
Urstadt Biddle Properties Inc. Class A(b)	72,104	1,371,418

		162,325,209

Security	Shares	Value
RETAIL – 9.11%
Big 5 Sporting Goods Corp.	97,910	1,167,087
Biglari Holdings Inc.(a)	12,102	5,125,802
BJ’s Restaurants Inc.(a)	192,085	7,554,703
Buckle Inc. (The)(b)	220,806	8,920,562
Buffalo Wild Wings Inc.(a)	153,743	8,368,231
Cabela’s Inc.(a)	340,495	8,515,780
California Pizza Kitchen Inc.(a)	207,460	3,501,925
Cash America International Inc.	249,629	11,495,415
Cato Corp. (The) Class A	154,396	3,782,702
CEC Entertainment Inc.	171,497	6,470,582
Children’s Place Retail Stores Inc. (The)(a)	100,848	5,025,256
Cracker Barrel Old Country Store Inc.	195,502	9,606,968
DineEquity Inc.(a)	132,461	7,282,706
EZCORP Inc.(a)	421,103	13,218,423
Finish Line Inc. (The) Class A	306,422	6,082,477
First Cash Financial Services Inc.(a)	264,612	10,214,023
Genesco Inc.(a)	113,640	4,568,328
Hibbett Sports Inc.(a)	235,794	8,443,783
HSN Inc.(a)	327,943	10,504,014
Jos. A. Bank Clothiers Inc.(a)	233,001	11,855,091
Kirkland’s Inc.(a)	132,788	2,050,247
Lumber Liquidators Holdings Inc.(a)(b)	198,058	4,949,469
Men’s Wearhouse Inc. (The)	245,100	6,632,406
P.F. Chang’s China Bistro Inc.(b)	192,622	8,897,210
Papa John’s International Inc.(a)	92,959	2,944,012
Sonic Corp.(a)	197,914	1,791,122
Texas Roadhouse Inc.	495,041	8,410,747
Vitamin Shoppe Inc.(a)	77,790	2,631,636
Zumiez Inc.(a)(b)	176,000	4,651,680

		194,662,387

SAVINGS & LOANS – 0.17%
Dime Community Bancshares Inc.	102,095	1,506,922
Provident Financial Services Inc.	142,876	2,114,565

		3,621,487

SEMICONDUCTORS – 6.23%
ATMI Inc.(a)	95,391	1,800,982
Cabot Microelectronics Corp.(a)	131,401	6,865,702
CEVA Inc.(a)	185,693	4,963,574
Cohu Inc.	62,694	962,980
Diodes Inc.(a)	306,094	10,425,562
Exar Corp.(a)	220,023	1,324,538
Hittite Microwave Corp.(a)	210,896	13,448,838
Kopin Corp.(a)	548,044	2,515,522
Kulicke and Soffa Industries Inc.(a)	602,533	5,633,683
Micrel Inc.	423,508	5,708,888
Microsemi Corp.(a)	354,506	7,341,819
MKS Instruments Inc.	161,527	5,378,849
Monolithic Power Systems Inc.(a)	298,054	4,229,386
Pericom Semiconductor Corp.(a)	122,404	1,269,329
Power Integrations Inc.	242,408	9,291,499
Rudolph Technologies Inc.(a)	108,627	1,188,379
Standard Microsystems Corp.(a)	81,456	2,008,705
Supertex Inc.(a)	40,952	912,411
Tessera Technologies Inc.(a)	254,144	4,640,669
TriQuint Semiconductor Inc.(a)	1,372,282	17,716,161
Ultratech Inc.(a)	101,762	2,991,803

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2011

Security	Shares	Value
Veeco Instruments Inc.(a)(b)	342,577	17,416,615
Volterra Semiconductor Corp.(a)	205,808	5,110,213

		133,146,107

SOFTWARE – 6.44%
Blackbaud Inc.	375,390	10,225,624
Bottomline Technologies Inc.(a)	280,227	7,044,907
CommVault Systems Inc.(a)	367,706	14,664,115
Computer Programs and Systems Inc.	92,504	5,946,157
CSG Systems International Inc.(a)	292,186	5,826,189
Ebix Inc.(a)(b)	324,259	7,668,725
Epicor Software Corp.(a)	238,244	2,637,361
Interactive Intelligence Inc.(a)	112,756	4,364,785
JDA Software Group Inc.(a)	356,143	10,776,887
MicroStrategy Inc. Class A(a)	69,264	9,314,623
Omnicell Inc.(a)	139,240	2,122,018
Progress Software Corp.(a)	565,948	16,463,427
Quality Systems Inc.(b)	161,319	13,444,325
Smith Micro Software Inc.(a)	260,277	2,436,193
Synchronoss Technologies Inc.(a)	211,783	7,359,459
Take-Two Interactive Software Inc.(a)	324,790	4,992,022
Taleo Corp. Class A(a)	344,232	12,271,871

		137,558,688

STORAGE & WAREHOUSING – 0.18%
Mobile Mini Inc.(a)	161,459	3,878,245

		3,878,245

TELECOMMUNICATIONS – 2.63%
Atlantic Tele-Network Inc.	76,610	2,849,126
Cbeyond Inc.(a)	260,252	3,037,141
General Communication Inc. Class A(a)	190,333	2,082,243
Harmonic Inc.(a)	376,318	3,529,863
LogMeIn Inc.(a)	75,316	3,175,323
NETGEAR Inc.(a)	306,817	9,953,144
Network Equipment Technologies Inc.(a)	121,578	458,349
Neutral Tandem Inc.(a)	280,204	4,133,009
Newport Corp.(a)	168,533	3,004,943
Novatel Wireless Inc.(a)	267,665	1,461,451
NTELOS Holdings Corp.	138,405	2,548,036
Oplink Communications Inc.(a)	168,178	3,277,789
Symmetricom Inc.(a)	186,856	1,145,427
Tollgrade Communications Inc.(a)	40,612	409,369
USA Mobility Inc.	72,873	1,055,930
ViaSat Inc.(a)	350,886	13,979,298

		56,100,441

TEXTILES – 0.16%
UniFirst Corp.	64,433	3,415,593

		3,415,593

TOYS, GAMES & HOBBIES – 0.18%
JAKKS Pacific Inc.(a)	87,177	1,686,875
RC2 Corp.(a)	73,521	2,065,940

		3,752,815

TRANSPORTATION – 1.11%
Forward Air Corp.	142,643	4,369,155

Security	Shares	Value
Heartland Express Inc.	184,353	3,237,239
Hub Group Inc. Class A(a)	129,686	4,693,336
Knight Transportation Inc.	256,417	4,936,027
Old Dominion Freight Line Inc.(a)	184,032	6,457,683

		23,693,440

WATER – 0.14%
American States Water Co.	83,408	2,991,011

		2,991,011

TOTAL COMMON STOCKS (Cost: $1,725,025,897)		2,134,533,590

SHORT-TERM INVESTMENTS – 6.77%

MONEY MARKET FUNDS – 6.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(c)(d)(e)	126,080,909	126,080,909
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	17,285,761	17,285,761
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	1,263,968	1,263,968

		144,630,638

TOTAL SHORT-TERM INVESTMENTS (Cost: $144,630,638)		144,630,638

TOTAL INVESTMENTS IN SECURITIES – 106.65% (Cost: $1,869,656,535)		2,279,164,228
Other Assets, Less Liabilities – (6.65)%		(142,036,884)

NET ASSETS – 100.00%		$2,137,127,344

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.90%

AEROSPACE & DEFENSE – 4.18%
AAR Corp.(a)	286,985	$7,955,224
AeroVironment Inc.(a)	58,342	2,040,220
Curtiss-Wright Corp.	334,462	11,752,995
Esterline Technologies Corp.(a)	220,185	15,571,483
GenCorp Inc.(a)	429,533	2,568,607
Kaman Corp.	188,651	6,640,515
Moog Inc. Class A(a)	328,299	15,072,207
Orbital Sciences Corp.(a)	199,605	3,776,527
Teledyne Technologies Inc.(a)	264,715	13,688,413

		79,066,191

AGRICULTURE – 0.30%
Alliance One International Inc.(a)(b)	630,851	2,536,021
Andersons Inc. (The)	63,357	3,086,753

		5,622,774

AIRLINES – 0.35%
SkyWest Inc.	390,538	6,607,903

		6,607,903

APPAREL – 1.19%
K-Swiss Inc. Class A(a)	199,925	2,253,155
Liz Claiborne Inc.(a)(b)	460,338	2,481,222
Oxford Industries Inc.	47,885	1,637,188
Perry Ellis International Inc.(a)	40,696	1,119,954
Quiksilver Inc.(a)	946,619	4,184,056
SKECHERS U.S.A. Inc. Class A(a)	248,638	5,107,024
Wolverine World Wide Inc.	154,883	5,774,038

		22,556,637

AUTO PARTS & EQUIPMENT – 0.34%
Spartan Motors Inc.	242,963	1,666,726
Standard Motor Products Inc.	142,025	1,964,206
Superior Industries International Inc.	108,437	2,780,325

		6,411,257

BANKS – 9.13%
Bank Mutual Corp.	335,049	1,417,257
Bank of the Ozarks Inc.	37,367	1,633,312
Boston Private Financial Holdings Inc.	555,502	3,927,399
City Holding Co.	111,371	3,938,079
Columbia Banking System Inc.	285,513	5,473,284
Community Bank System Inc.	155,175	3,766,097
First BanCorp (Puerto Rico)(a)(b)	161,244	806,220
First Commonwealth Financial Corp.	685,166	4,693,387
First Financial Bancorp	227,654	3,799,545
First Financial Bankshares Inc.(b)	85,286	4,381,142
First Midwest Bancorp Inc.	539,636	6,362,308
Glacier Bancorp Inc.	519,554	7,819,288
Hancock Holding Co.(b)	174,342	5,725,391
Hanmi Financial Corp.(a)	1,099,927	1,363,909

Security	Shares	Value
Home Bancshares Inc.	159,281	3,623,643
Independent Bank Corp. (Massachusetts)	153,932	4,157,703
Nara Bancorp Inc.(a)	275,174	2,647,174
National Penn Bancshares Inc.	612,151	4,738,049
NBT Bancorp Inc.	250,236	5,702,878
Old National Bancorp	687,005	7,364,694
Pinnacle Financial Partners Inc.(a)	247,042	4,086,075
PrivateBancorp Inc.(b)	424,419	6,489,366
S&T Bancorp Inc.	181,124	3,906,845
Simmons First National Corp. Class A	125,348	3,395,677
Sterling Bancorp	225,656	2,258,817
Sterling Bancshares Inc.	739,984	6,371,262
Susquehanna Bancshares Inc.	939,051	8,780,127
Texas Capital Bancshares Inc.(a)	268,395	6,975,586
Tompkins Financial Corp.	35,741	1,485,039
TrustCo Bank Corp. NY	560,942	3,326,386
UMB Financial Corp.	136,910	5,114,273
Umpqua Holdings Corp.	827,963	9,471,897
United Bankshares Inc.(b)	277,358	7,355,534
United Community Banks Inc.(a)(b)	696,914	1,651,686
Whitney Holding Corp.	432,888	5,895,935
Wilmington Trust Corp.	662,297	2,993,582
Wilshire Bancorp Inc.(a)	143,524	703,268
Wintrust Financial Corp.	252,758	9,288,856

		172,890,970

BIOTECHNOLOGY – 0.35%
Affymetrix Inc.(a)	510,998	2,662,300
Cambrex Corp.(a)	219,016	1,204,588
CryoLife Inc.(a)	125,740	767,014
Savient Pharmaceuticals Inc.(a)(b)	191,449	2,029,359

		6,663,261

BUILDING MATERIALS – 2.47%
AAON Inc.	34,860	1,146,894
Apogee Enterprises Inc.	203,771	2,687,740
Comfort Systems USA Inc.	275,401	3,874,892
Drew Industries Inc.	138,487	3,092,415
Eagle Materials Inc.	221,218	6,694,057
NCI Building Systems Inc.(a)	94,451	1,196,694
Quanex Building Products Corp.	271,653	5,332,548
Simpson Manufacturing Co. Inc.	290,003	8,543,488
Texas Industries Inc.	201,096	9,095,572
Universal Forest Products Inc.	140,162	5,136,937

		46,801,237

CHEMICALS – 1.93%
A. Schulman Inc.	228,135	5,639,497
American Vanguard Corp.	158,174	1,372,950
Arch Chemicals Inc.	181,702	7,556,986
H.B. Fuller Co.	355,472	7,635,539
OM Group Inc.(a)	96,564	3,528,449
PolyOne Corp.	280,297	3,983,020
Stepan Co.	56,525	4,098,063
Zep Inc.	158,230	2,754,784

		36,569,288

COMMERCIAL SERVICES – 4.38%
ABM Industries Inc.	344,440	8,745,332
AMN Healthcare Services Inc.(a)	284,382	2,462,748

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2011

Security	Shares	Value
CDI Corp.	94,806	1,402,181
Corinthian Colleges Inc.(a)(b)	617,845	2,730,875
Cross Country Healthcare Inc.(a)	226,283	1,771,796
GEO Group Inc. (The)(a)	465,647	11,939,189
Heartland Payment Systems Inc.	278,782	4,887,048
Heidrick & Struggles International Inc.	127,579	3,550,523
Hillenbrand Inc.	249,980	5,374,570
Insperity Inc.	82,081	2,493,621
Kelly Services Inc. Class A(a)	205,106	4,452,851
Kendle International Inc.(a)	108,087	1,157,612
Live Nation Entertainment Inc.(a)	1,130,739	11,307,390
Midas Inc.(a)	103,963	797,396
Navigant Consulting Inc.(a)	375,139	3,747,639
On Assignment Inc.(a)	265,278	2,509,530
SFN Group Inc.(a)	370,185	5,215,907
StarTek Inc.(a)	87,414	440,566
TeleTech Holdings Inc.(a)	70,081	1,358,170
TrueBlue Inc.(a)	185,824	3,119,985
Viad Corp.	146,431	3,505,558

		82,970,487

COMPUTERS – 1.79%
Agilysys Inc.(a)	142,368	817,192
CACI International Inc. Class A(a)	219,609	13,466,424
CIBER Inc.(a)	515,243	3,452,128
Hutchinson Technology Inc.(a)(b)	179,432	505,998
Insight Enterprises Inc.(a)	335,826	5,719,117
Integral Systems Inc.(a)	69,497	845,778
MTS Systems Corp.	56,683	2,581,911
NCI Inc. Class A(a)	22,446	547,009
RadiSys Corp.(a)	103,183	893,565
Sigma Designs Inc.(a)(b)	68,756	890,390
Super Micro Computer Inc.(a)	82,710	1,326,668
Sykes Enterprises Inc.(a)	143,328	2,833,595

		33,879,775

DISTRIBUTION & WHOLESALE – 1.75%
Brightpoint Inc.(a)	493,623	5,350,873
Pool Corp.	353,859	8,531,541
ScanSource Inc.(a)	194,680	7,395,893
United Stationers Inc.	167,311	11,887,447

		33,165,754

DIVERSIFIED FINANCIAL SERVICES – 1.14%
Interactive Brokers Group Inc. Class A	305,971	4,861,879
Investment Technology Group Inc.(a)	301,286	5,480,392
LaBranche & Co. Inc.(a)	261,917	1,029,334
National Financial Partners Corp.(a)(b)	171,379	2,527,840
Piper Jaffray Companies Inc.(a)	105,284	4,361,916
SWS Group Inc.	213,420	1,295,460
TradeStation Group Inc.(a)	290,838	2,041,683

		21,598,504

ELECTRIC – 3.18%
ALLETE Inc.	225,081	8,771,407
Avista Corp.	414,401	9,585,095
Central Vermont Public Service Corp.	95,409	2,222,076
CH Energy Group Inc.	113,649	5,743,820
El Paso Electric Co.(a)	170,196	5,173,958
NorthWestern Corp.	261,818	7,933,085

Security	Shares	Value
UIL Holdings Corp.	364,610	11,127,897
UniSource Energy Corp.	265,075	9,577,160

		60,134,498

ELECTRICAL COMPONENTS & EQUIPMENT – 0.94%
Advanced Energy Industries Inc.(a)	179,218	2,930,214
Belden Inc.	184,667	6,934,246
Encore Wire Corp.	138,396	3,368,559
Greatbatch Inc.(a)	72,843	1,927,426
Powell Industries Inc.(a)	65,157	2,569,792

		17,730,237

ELECTRONICS – 4.60%
Analogic Corp.	39,143	2,213,537
Badger Meter Inc.	49,222	2,028,439
Bel Fuse Inc. Class B	85,170	1,874,592
Benchmark Electronics Inc.(a)	442,114	8,386,903
Brady Corp. Class A	380,661	13,585,791
Checkpoint Systems Inc.(a)	288,987	6,496,428
CTS Corp.	250,175	2,701,890
Cubic Corp.	41,309	2,375,267
Cymer Inc.(a)	128,689	7,281,224
Daktronics Inc.	148,415	1,595,461
Electro Scientific Industries Inc.(a)	113,619	1,972,426
FARO Technologies Inc.(a)	59,411	2,376,440
FEI Co.(a)	161,709	5,452,827
LoJack Corp.(a)	85,761	402,219
Methode Electronics Inc.	267,695	3,233,756
Park Electrochemical Corp.	97,403	3,141,247
Plexus Corp.(a)	123,504	4,330,050
Pulse Electronics Corp.	203,620	1,231,901
Rofin-Sinar Technologies Inc.(a)	126,402	4,992,879
Rogers Corp.(a)	74,741	3,367,829
Watts Water Technologies Inc. Class A	211,570	8,079,858

		87,120,964

ENERGY – ALTERNATE SOURCES – 0.14%
Headwaters Inc.(a)	440,322	2,597,900

		2,597,900

ENGINEERING & CONSTRUCTION – 1.42%
Dycom Industries Inc.(a)	255,175	4,424,734
EMCOR Group Inc.(a)	481,766	14,920,293
Insituform Technologies Inc. Class A(a)	284,677	7,615,110

		26,960,137

ENTERTAINMENT – 0.28%
Pinnacle Entertainment Inc.(a)	251,093	3,419,887
Shuffle Master Inc.(a)	176,819	1,888,427

		5,308,314

ENVIRONMENTAL CONTROL – 0.43%
Calgon Carbon Corp.(a)	212,558	3,375,421
Tetra Tech Inc.(a)	193,994	4,789,712

		8,165,133

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2011

Security	Shares	Value
FOOD – 2.07%
B&G Foods Inc. Class A	146,836	2,756,112
Cal-Maine Foods Inc.(b)	36,198	1,067,841
Diamond Foods Inc.	63,904	3,565,843
Hain Celestial Group Inc.(a)	189,679	6,122,838
J&J Snack Foods Corp.	42,531	2,001,934
Nash-Finch Co.	87,727	3,328,362
Sanderson Farms Inc.(b)	136,208	6,254,671
Seneca Foods Corp. Class A(a)	66,647	1,990,746
Snyders-Lance Inc.	168,083	3,336,448
Spartan Stores Inc.	164,045	2,426,226
United Natural Foods Inc.(a)	139,643	6,258,799

		39,109,820

FOREST PRODUCTS & PAPER – 0.78%
Clearwater Paper Corp.(a)	82,948	6,751,967
Deltic Timber Corp.	44,508	2,974,915
Neenah Paper Inc.	108,608	2,386,118
Wausau Paper Corp.	356,008	2,719,901

		14,832,901

GAS – 2.89%
Laclede Group Inc. (The)	161,828	6,165,647
New Jersey Resources Corp.	299,245	12,852,573
Northwest Natural Gas Co.	123,759	5,709,003
Piedmont Natural Gas Co.	334,895	10,164,063
South Jersey Industries Inc.	123,530	6,913,974
Southwest Gas Corp.	330,711	12,887,807

		54,693,067

HEALTH CARE – PRODUCTS – 2.34%
Cantel Medical Corp.	29,018	747,213
CONMED Corp.(a)	205,113	5,390,370
Hanger Orthopedic Group Inc.(a)	240,006	6,247,356
ICU Medical Inc.(a)	44,453	1,946,152
Invacare Corp.	234,111	7,285,534
LCA-Vision Inc.(a)(b)	87,684	591,867
Meridian Bioscience Inc.	125,139	3,002,085
Merit Medical Systems Inc.(a)	85,025	1,668,190
Natus Medical Inc.(a)	88,926	1,493,957
Palomar Medical Technologies Inc.(a)	98,327	1,460,156
PSS World Medical Inc.(a)	184,607	5,012,080
SurModics Inc.(a)	57,375	717,188
Symmetry Medical Inc.(a)	261,316	2,560,897
West Pharmaceutical Services Inc.	137,722	6,165,814

		44,288,859

HEALTH CARE – SERVICES – 3.32%
Amedisys Inc.(a)(b)	213,244	7,463,540
AMERIGROUP Corp.(a)	139,459	8,960,241
AmSurg Corp.(a)(b)	226,278	5,756,512
Centene Corp.(a)	359,232	11,847,471
Gentiva Health Services Inc.(a)	216,771	6,076,091
Healthways Inc.(a)	246,434	3,787,691
LHC Group Inc.(a)	39,067	1,172,010
Magellan Health Services Inc.(a)	83,825	4,114,131
MedCath Corp.(a)	148,959	2,077,978
Molina Healthcare Inc.(a)	123,688	4,947,520
RehabCare Group Inc.(a)	180,710	6,662,778

		62,865,963

Security	Shares	Value
HOME BUILDERS – 0.73%
M/I Homes Inc.(a)	136,577	2,047,289
Meritage Homes Corp.(a)	234,320	5,654,142
Skyline Corp.	34,268	687,073
Standard-Pacific Corp.(a)(b)	715,639	2,669,334
Winnebago Industries Inc.(a)(b)	210,917	2,819,960

		13,877,798

HOME FURNISHINGS – 0.49%
Audiovox Corp. Class A(a)	136,249	1,089,992
Ethan Allen Interiors Inc.	208,563	4,567,530
La-Z-Boy Inc.(a)	377,146	3,601,744

		9,259,266

HOUSEHOLD PRODUCTS & WARES – 0.88%
Blyth Inc.	39,787	1,292,680
Central Garden & Pet Co. Class A(a)	381,097	3,509,903
Helen of Troy Ltd.(a)(b)	222,394	6,538,384
Prestige Brands Holdings Inc.(a)	216,745	2,492,567
Standard Register Co. (The)	93,613	310,795
WD-40 Co.	57,182	2,421,086

		16,565,415

HOUSEWARES – 0.34%
Toro Co. (The)	96,686	6,402,547

		6,402,547

INSURANCE – 4.19%
Amerisafe Inc.(a)	131,799	2,914,076
Delphi Financial Group Inc. Class A	394,061	12,101,613
Employers Holdings Inc.	240,993	4,978,915
Horace Mann Educators Corp.	288,340	4,844,112
Infinity Property and Casualty Corp.	89,878	5,346,842
Meadowbrook Insurance Group Inc.	267,482	2,768,439
Navigators Group Inc. (The)(a)	90,389	4,655,034
Presidential Life Corp.	154,782	1,475,072
ProAssurance Corp.(a)	220,372	13,964,974
RLI Corp.	120,113	6,924,514
Safety Insurance Group Inc.	108,948	5,023,592
Selective Insurance Group Inc.	389,965	6,746,395
Stewart Information Services Corp.(b)	139,091	1,457,674
Tower Group Inc.	126,771	3,046,307
United Fire & Casualty Co.	154,522	3,122,890

		79,370,449

INTERNET – 0.75%
DealerTrack Holdings Inc.(a)	116,370	2,671,855
eResearchTechnology Inc.(a)	167,577	1,134,496
InfoSpace Inc.(a)	263,016	2,277,719
Knot Inc. (The)(a)	127,928	1,541,533
NutriSystem Inc.(b)	101,074	1,464,562
PCTEL Inc.(a)	138,049	1,058,836
United Online Inc.	639,686	4,033,220

		14,182,221

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2011

Security	Shares	Value
INVESTMENT COMPANIES – 0.41%
Prospect Capital Corp.(b)	637,294	7,781,360

		7,781,360

IRON & STEEL – 0.26%
Gibraltar Industries Inc.(a)	221,899	2,647,255
Olympic Steel Inc.	66,612	2,185,540

		4,832,795

LEISURE TIME – 0.74%
Arctic Cat Inc.(a)	89,446	1,390,885
Brunswick Corp.	321,799	8,183,349
Callaway Golf Co.	467,438	3,187,927
Multimedia Games Inc.(a)	200,678	1,149,885

		13,912,046

LODGING – 0.12%
Marcus Corp.	159,152	1,734,757
Monarch Casino & Resort Inc.(a)	52,953	550,711

		2,285,468

MACHINERY – 2.60%
Albany International Corp. Class A	201,312	5,012,669
Applied Industrial Technologies Inc.	273,004	9,080,113
Astec Industries Inc.(a)	144,567	5,390,903
Briggs & Stratton Corp.	363,732	8,238,530
Cascade Corp.	43,456	1,937,268
Cognex Corp.	131,867	3,725,243
Gerber Scientific Inc.(a)	184,028	1,722,502
Intermec Inc.(a)	349,207	3,767,944
Intevac Inc.(a)	100,826	1,253,267
Robbins & Myers Inc.	197,091	9,064,215

		49,192,654

MANUFACTURING – 3.97%
A.O. Smith Corp.	104,466	4,632,022
Actuant Corp. Class A	494,953	14,353,637
AZZ Inc.	31,074	1,416,974
Barnes Group Inc.	326,762	6,822,791
Ceradyne Inc.(a)	179,860	8,108,089
CLARCOR Inc.	189,279	8,504,306
ESCO Technologies Inc.	107,941	4,117,949
Federal Signal Corp.	450,691	2,933,998
Griffon Corp.(a)	338,375	4,442,864
Koppers Holdings Inc.	90,559	3,866,869
LSB Industries Inc.(a)	54,739	2,169,854
Lydall Inc.(a)	125,862	1,118,913
Myers Industries Inc.	256,607	2,548,108
Standex International Corp.	90,572	3,431,773
STR Holdings Inc.(a)(b)	165,335	3,171,125
Tredegar Corp.	166,381	3,590,502

		75,229,774

MEDIA – 0.07%
E.W. Scripps Co. (The) Class A(a)	137,160	1,357,884

		1,357,884

Security	Shares	Value
METAL FABRICATE & HARDWARE – 1.17%
A.M. Castle & Co.(a)	121,846	2,300,452
CIRCOR International Inc.	65,748	3,091,471
Kaydon Corp.	154,463	6,053,405
Lawson Products Inc.	29,398	677,330
Mueller Industries Inc.	273,545	10,017,218

		22,139,876

MINING – 1.06%
AMCOL International Corp.	95,975	3,453,181
Century Aluminum Co.(a)	258,925	4,836,719
Kaiser Aluminum Corp.	107,174	5,278,319
Materion Corp.(a)	51,991	2,121,233
RTI International Metals Inc.(a)	140,009	4,361,280

		20,050,732

MISCELLANEOUS – MANUFACTURING – 0.09%
John Bean Technologies Corp.	92,399	1,776,833

		1,776,833

OFFICE FURNISHINGS – 0.20%
Interface Inc. Class A	205,643	3,802,339

		3,802,339

OIL & GAS – 2.76%
GeoResources Inc.(a)	29,154	911,646
Holly Corp.	319,348	19,403,584
Penn Virginia Corp.(b)	330,798	5,610,334
Petroleum Development Corp.(a)(b)	112,210	5,387,202
PetroQuest Energy Inc.(a)	230,765	2,159,960
Pioneer Drilling Co.(a)	393,566	5,431,211
Stone Energy Corp.(a)	152,532	5,089,993
Swift Energy Co.(a)	194,678	8,308,857

		52,302,787

OIL & GAS SERVICES – 3.38%
Basic Energy Services Inc.(a)	103,698	2,645,336
Gulf Island Fabrication Inc.	103,934	3,343,557
Hornbeck Offshore Services Inc.(a)	168,984	5,213,156
ION Geophysical Corp.(a)	564,252	7,160,358
Lufkin Industries Inc.	100,015	9,348,402
Matrix Service Co.(a)	191,867	2,666,951
SEACOR Holdings Inc.	51,174	4,731,548
Tetra Technologies Inc.(a)	554,656	8,541,703
World Fuel Services Corp.	502,720	20,415,459

		64,066,470

PHARMACEUTICALS – 0.21%
Emergent BioSolutions Inc.(a)	64,640	1,561,702
PharMerica Corp.(a)	214,913	2,458,605

		4,020,307

REAL ESTATE – 0.10%
Forestar Group Inc.(a)	100,534	1,912,157

		1,912,157

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2011

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 7.63%
Acadia Realty Trust	119,939	2,269,246
BioMed Realty Trust Inc.	503,336	9,573,451
Cedar Shopping Centers Inc.	341,765	2,060,843
Colonial Properties Trust(b)	351,753	6,771,245
DiamondRock Hospitality Co.(b)	664,233	7,419,483
EastGroup Properties Inc.(b)	84,242	3,704,121
Entertainment Properties Trust	171,717	8,039,790
Extra Space Storage Inc.	306,299	6,343,452
Franklin Street Properties Corp.(b)	512,367	7,209,004
Getty Realty Corp.	63,836	1,460,568
Healthcare Realty Trust Inc.(b)	311,037	7,060,540
Home Properties Inc.	115,340	6,799,293
Inland Real Estate Corp.	372,443	3,553,106
Kilroy Realty Corp.	215,900	8,383,397
Kite Realty Group Trust	460,439	2,444,931
LaSalle Hotel Properties(b)	345,284	9,322,668
Lexington Realty Trust(b)	559,565	5,231,933
LTC Properties Inc.(b)	108,021	3,061,315
Medical Properties Trust Inc.	307,392	3,556,525
Mid-America Apartment Communities Inc.(b)	105,883	6,797,689
National Retail Properties Inc.	236,333	6,175,381
Parkway Properties Inc.	159,170	2,705,890
Pennsylvania Real Estate Investment Trust	208,834	2,980,061
Post Properties Inc.(b)	195,816	7,685,778
PS Business Parks Inc.	66,549	3,855,849
Saul Centers Inc.	34,146	1,521,204
Sovran Self Storage Inc.	122,476	4,843,926
Universal Health Realty Income Trust(b)	49,874	2,021,393
Urstadt Biddle Properties Inc. Class A(b)	84,371	1,604,736

		144,456,818

RETAIL – 5.89%
Big 5 Sporting Goods Corp.	75,110	895,311
Brown Shoe Co. Inc.	318,050	3,886,571
Casey’s General Stores Inc.	274,581	10,708,659
Cato Corp. (The) Class A	81,455	1,995,647
Children’s Place Retail Stores Inc. (The)(a)	101,903	5,077,826
Christopher & Banks Corp.	260,882	1,690,515
Coldwater Creek Inc.(a)	439,873	1,161,265
Finish Line Inc. (The) Class A	124,143	2,464,239
Fred’s Inc. Class A	284,718	3,792,444
Genesco Inc.(a)	73,586	2,958,157
Group 1 Automotive Inc.(b)	172,204	7,370,331
Haverty Furniture Companies Inc.	135,175	1,792,421
Hot Topic Inc.	324,343	1,848,755
Jack in the Box Inc.(a)	367,714	8,339,754
Lithia Motors Inc. Class A	159,520	2,325,802
MarineMax Inc.(a)	168,845	1,664,812
Men’s Wearhouse Inc. (The)	172,172	4,658,974
Movado Group Inc.(a)	125,777	1,846,406
O’Charley’s Inc.(a)(b)	142,194	848,898
OfficeMax Inc.(a)	614,583	7,952,704
Papa John’s International Inc.(a)	65,846	2,085,343
Pep Boys – Manny, Moe & Jack (The)	380,469	4,835,761
Red Robin Gourmet Burgers Inc.(a)	113,451	3,051,832
Ruby Tuesday Inc.(a)	470,604	6,169,618
Ruth’s Hospitality Group Inc.(a)	225,479	1,163,472
School Specialty Inc.(a)	117,471	1,679,835
Sonic Automotive Inc.	256,938	3,599,701
Sonic Corp.(a)	276,860	2,505,583
Stage Stores Inc.	265,880	5,110,214

Security	Shares	Value
Stein Mart Inc.	197,346	1,995,168
Tuesday Morning Corp.(a)	266,362	1,305,174
Vitamin Shoppe Inc.(a)	118,952	4,024,146
Zale Corp.(a)(b)	170,888	681,843

		111,487,181

SAVINGS & LOANS – 0.43%
Brookline Bancorp Inc.	270,813	2,851,661
Dime Community Bancshares Inc.	113,470	1,674,817
Provident Financial Services Inc.	250,150	3,702,220

		8,228,698

SEMICONDUCTORS – 2.23%
ATMI Inc.(a)	147,094	2,777,135
Brooks Automation Inc.(a)	473,808	6,505,384
Cabot Microelectronics Corp.(a)	55,977	2,924,798
Cohu Inc.	121,489	1,866,071
DSP Group Inc.(a)	171,080	1,317,316
Exar Corp.(a)	136,208	819,972
Microsemi Corp.(a)	316,191	6,548,316
MKS Instruments Inc.	235,792	7,851,874
Pericom Semiconductor Corp.(a)	76,588	794,218
Rudolph Technologies Inc.(a)	135,675	1,484,284
Standard Microsystems Corp.(a)	96,308	2,374,955
Supertex Inc.(a)	60,104	1,339,117
Tessera Technologies Inc.(a)	152,328	2,781,509
Ultratech Inc.(a)	95,004	2,793,118

		42,178,067

SOFTWARE – 1.35%
Avid Technology Inc.(a)(b)	210,499	4,694,128
Digi International Inc.(a)	184,878	1,952,312
Epicor Software Corp.(a)	132,119	1,462,557
EPIQ Systems Inc.	226,935	3,258,786
Omnicell Inc.(a)	120,736	1,840,017
SYNNEX Corp.(a)	173,966	5,693,907
Take-Two Interactive Software Inc.(a)	340,866	5,239,110
THQ Inc.(a)	325,089	1,482,406

		25,623,223

STORAGE & WAREHOUSING – 0.16%
Mobile Mini Inc.(a)	128,159	3,078,379

		3,078,379

TELECOMMUNICATIONS – 3.18%
Anixter International Inc.	204,908	14,321,020
ARRIS Group Inc.(a)	877,578	11,180,344
Black Box Corp.	129,127	4,538,814
Cincinnati Bell Inc.(a)	1,439,916	3,858,975
Comtech Telecommunications Corp.	199,044	5,410,016
EMS Technologies Inc.(a)	111,314	2,187,877
General Communication Inc. Class A(a)	119,860	1,311,268
Harmonic Inc.(a)	396,169	3,716,065
LogMeIn Inc.(a)	55,330	2,332,713
Network Equipment Technologies Inc.(a)	112,270	423,258
Newport Corp.(a)	124,404	2,218,123
NTELOS Holdings Corp.	98,276	1,809,261
Symmetricom Inc.(a)	155,650	954,134
Tekelec(a)	497,831	4,042,388

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2011

Security	Shares	Value
Tollgrade Communications Inc.(a)	45,473	458,368
USA Mobility Inc.	98,586	1,428,511

		60,191,135

TEXTILES – 0.38%
G&K Services Inc. Class A	135,713	4,512,457
UniFirst Corp.	51,040	2,705,631

		7,218,088

TOYS, GAMES & HOBBIES – 0.26%
JAKKS Pacific Inc.(a)	121,299	2,347,136
RC2 Corp.(a)	94,714	2,661,463

		5,008,599

TRANSPORTATION – 2.06%
Arkansas Best Corp.	183,884	4,766,273
Bristow Group Inc.(a)	262,176	12,400,925
Forward Air Corp.	89,266	2,734,218
Heartland Express Inc.	210,469	3,695,836
Hub Group Inc. Class A(a)	160,513	5,808,965
Knight Transportation Inc.	229,307	4,414,160
Old Dominion Freight Line Inc.(a)	146,217	5,130,754

		38,951,131

WATER – 0.12%
American States Water Co.	63,638	2,282,059

		2,282,059

TOTAL COMMON STOCKS
(Cost: $1,689,821,571)		1,891,636,387

SHORT-TERM INVESTMENTS – 4.20%

MONEY MARKET FUNDS – 4.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(c)(d)(e)	69,456,252	69,456,252
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	9,522,490	9,522,490
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	631,477	631,477

		79,610,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,610,219)		79,610,219

TOTAL INVESTMENTS IN SECURITIES – 104.10% (Cost: $1,769,431,790)		1,971,246,606

Other Assets, Less Liabilities – (4.10)%		(77,718,123)

NET ASSETS – 100.00%		$1,893,528,483

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.16%
Harte-Hanks Inc.	758	$9,020
Interpublic Group of Companies Inc. (The)	11,768	147,924
Lamar Advertising Co. Class A(a)	1,499	55,373
Omnicom Group Inc.	6,978	342,341

		554,658

AEROSPACE & DEFENSE – 1.95%
AAR Corp.(a)	934	25,890
AeroVironment Inc.(a)	391	13,673
Alliant Techsystems Inc.	819	57,879
BE Aerospace Inc.(a)	2,470	87,759
Boeing Co. (The)	18,031	1,333,032
Curtiss-Wright Corp.	1,140	40,060
Esterline Technologies Corp.(a)	779	55,091
GenCorp Inc.(a)	1,489	8,904
General Dynamics Corp.	9,109	697,385
Goodrich Corp.	3,105	265,571
Kaman Corp.	670	23,584
L-3 Communications Holdings Inc.	2,748	215,196
Lockheed Martin Corp.	7,007	563,363
Moog Inc. Class A(a)	1,063	48,802
Northrop Grumman Corp.	7,128	446,997
Orbital Sciences Corp.(a)	1,303	24,653
Raytheon Co.	8,843	449,843
Rockwell Collins Inc.	3,777	244,863
Teledyne Technologies Inc.(a)	890	46,022
Triumph Group Inc.	432	38,210
United Technologies Corp.	22,589	1,912,159

		6,598,936

AGRICULTURE – 1.90%
Alliance One International Inc.(a)	2,205	8,864
Altria Group Inc.	51,324	1,335,964
Andersons Inc. (The)	468	22,801
Archer-Daniels-Midland Co.	15,678	564,565
Lorillard Inc.	3,548	337,095
Monsanto Co.	13,129	948,702
Philip Morris International Inc.	44,102	2,894,414
Reynolds American Inc.	8,408	298,736
Universal Corp.	578	25,166

		6,436,307

AIRLINES – 0.11%
AirTran Holdings Inc.(a)	3,748	27,923
Alaska Air Group Inc.(a)	830	52,639
Allegiant Travel Co.	388	16,998
JetBlue Airways Corp.(a)(b)	4,434	27,801
SkyWest Inc.	1,330	22,504
Southwest Airlines Co.	18,326	231,457

		379,322

Security	Shares	Value
APPAREL – 0.65%
Carter’s Inc.(a)	1,421	40,683
Coach Inc.	7,242	376,874
Crocs Inc.(a)	2,117	37,767
Deckers Outdoor Corp.(a)	912	78,569
Guess? Inc.	1,591	62,606
Hanesbrands Inc.(a)	2,457	66,437
Iconix Brand Group Inc.(a)	1,786	38,363
K-Swiss Inc. Class A(a)	701	7,900
Liz Claiborne Inc.(a)(b)	2,150	11,589
Maidenform Brands Inc.(a)	531	15,171
Nike Inc. Class B	9,440	714,608
Oxford Industries Inc.	418	14,291
Perry Ellis International Inc.(a)	317	8,724
Phillips-Van Heusen Corp.	1,642	106,779
Polo Ralph Lauren Corp.	1,620	200,313
Quiksilver Inc.(a)	3,107	13,733
SKECHERS U.S.A. Inc. Class A(a)	767	15,754
Steven Madden Ltd.(a)	606	28,440
Timberland Co. Class A(a)	984	40,629
True Religion Apparel Inc.(a)(b)	609	14,293
VF Corp.	2,101	207,012
Volcom Inc.	318	5,893
Warnaco Group Inc. (The)(a)	1,104	63,138
Wolverine World Wide Inc.	1,229	45,817

		2,215,383

AUTO MANUFACTURERS – 0.57%
Ford Motor Co.(a)	92,659	1,381,546
Oshkosh Corp.(a)	2,207	78,084
PACCAR Inc.	8,998	471,045

		1,930,675

AUTO PARTS & EQUIPMENT – 0.30%
BorgWarner Inc.(a)	2,766	220,423
Goodyear Tire & Rubber Co. (The)(a)	6,012	90,060
Johnson Controls Inc.	16,590	689,646
Spartan Motors Inc.	882	6,051
Standard Motor Products Inc.	309	4,273
Superior Industries International Inc.	668	17,127

		1,027,580

BANKS – 4.53%
Associated Banc-Corp	4,010	59,548
BancorpSouth Inc.	1,831	28,289
Bank Mutual Corp.	1,404	5,939
Bank of America Corp.	248,366	3,310,719
Bank of Hawaii Corp.	1,230	58,819
Bank of New York Mellon Corp. (The)	30,592	913,783
Bank of the Ozarks Inc.	312	13,638
BB&T Corp.	17,024	467,309
Boston Private Financial Holdings Inc.	1,641	11,602
Cathay General Bancorp	1,842	31,406
City Holding Co.	398	14,073
City National Corp.	1,190	67,889
Columbia Banking System Inc.	1,111	21,298
Comerica Inc.	4,308	158,190
Commerce Bancshares Inc.	1,899	76,796
Community Bank System Inc.	811	19,683

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
Cullen/Frost Bankers Inc.	1,460	86,169
East West Bancorp Inc.	3,650	80,154
Fifth Third Bancorp	22,551	313,008
First BanCorp (Puerto Rico)(a)(b)	116	580
First Commonwealth Financial Corp.	1,800	12,330
First Financial Bancorp	1,615	26,954
First Financial Bankshares Inc.	551	28,305
First Horizon National Corp.	6,392	71,654
First Midwest Bancorp Inc.	1,744	20,562
FirstMerit Corp.	2,503	42,701
Fulton Financial Corp.	5,105	56,717
Glacier Bancorp Inc.	1,623	24,426
Hancock Holding Co.	557	18,292
Hanmi Financial Corp.(a)	1,046	1,297
Home Bancshares Inc.	615	13,991
Huntington Bancshares Inc.	21,201	140,775
Independent Bank Corp. (Massachusetts)	615	16,611
International Bancshares Corp.(b)	1,287	23,604
KeyCorp	23,430	208,058
M&T Bank Corp.	2,933	259,482
Marshall & Ilsley Corp.	13,238	105,772
Nara Bancorp Inc.(a)	593	5,705
National Penn Bancshares Inc.	2,916	22,570
NBT Bancorp Inc.	839	19,121
Northern Trust Corp.	6,008	304,906
Old National Bancorp	2,219	23,788
PacWest Bancorp	687	14,942
Pinnacle Financial Partners Inc.(a)	951	15,730
PNC Financial Services Group Inc. (The)(c)	12,850	809,421
PrivateBancorp Inc.	1,442	22,048
Prosperity Bancshares Inc.	1,105	47,261
Regions Financial Corp.	31,002	225,075
S&T Bancorp Inc.	599	12,920
Signature Bank(a)	961	54,200
Simmons First National Corp. Class A	312	8,452
State Street Corp.	12,386	556,627
Sterling Bancorp	470	4,705
Sterling Bancshares Inc.	2,704	23,281
SunTrust Banks Inc.	13,198	380,630
Susquehanna Bancshares Inc.	3,061	28,620
SVB Financial Group(a)	1,016	57,841
Synovus Financial Corp.	18,731	44,954
TCF Financial Corp.	3,826	60,680
Texas Capital Bancshares Inc.(a)	905	23,521
Tompkins Financial Corp.	183	7,604
TrustCo Bank Corp. NY	2,019	11,973
Trustmark Corp.	1,476	34,568
U.S. Bancorp	47,057	1,243,716
UMB Financial Corp.	784	29,286
Umpqua Holdings Corp.	2,734	31,277
United Bankshares Inc.(b)	986	26,149
United Community Banks Inc.(a)	1,875	4,444
Valley National Bancorp	3,792	52,936
Webster Financial Corp.	1,729	37,052
Wells Fargo & Co.	129,273	4,097,954
Westamerica Bancorporation	713	36,627
Whitney Holding Corp.	1,458	19,858
Wilmington Trust Corp.	2,183	9,867
Wilshire Bancorp Inc.(a)	352	1,725
Wintrust Financial Corp.	796	29,253
Zions Bancorporation	4,598	106,030

		15,357,740

Security	Shares	Value
BEVERAGES – 2.19%
Boston Beer Co. Inc. (The) Class A(a)	250	23,155
Brown-Forman Corp. Class B NVS	2,564	175,121
Coca-Cola Co. (The)	56,301	3,735,571
Coca-Cola Enterprises Inc.	8,075	220,448
Constellation Brands Inc. Class A(a)	4,209	85,359
Dr Pepper Snapple Group Inc.	5,402	200,738
Green Mountain Coffee Roasters Inc.(a)	2,840	183,492
Hansen Natural Corp.(a)	1,767	106,426
Molson Coors Brewing Co. Class B NVS	3,937	184,606
Peet’s Coffee & Tea Inc.(a)(b)	390	18,755
PepsiCo Inc.	38,933	2,507,675

		7,441,346

BIOTECHNOLOGY – 1.04%
Affymetrix Inc.(a)	1,791	9,331
Amgen Inc.(a)	22,878	1,222,829
ArQule Inc.(a)	890	6,372
Bio-Rad Laboratories Inc. Class A(a)	479	57,547
Biogen Idec Inc.(a)	5,965	437,771
Cambrex Corp.(a)	691	3,801
Celgene Corp.(a)	11,431	657,625
Charles River Laboratories International Inc.(a)	1,420	54,500
CryoLife Inc.(a)	589	3,593
Enzo Biochem Inc.(a)	696	2,916
Genzyme Corp.(a)	6,390	486,599
Integra LifeSciences Holdings Corp.(a)	475	22,525
Life Technologies Corp.(a)	4,454	233,479
Regeneron Pharmaceuticals Inc.(a)	1,876	84,307
Savient Pharmaceuticals Inc.(a)	1,802	19,101
Vertex Pharmaceuticals Inc.(a)	4,990	239,171

		3,541,467

BUILDING MATERIALS – 0.14%
AAON Inc.(b)	325	10,693
Apogee Enterprises Inc.	809	10,671
Comfort Systems USA Inc.	959	13,493
Drew Industries Inc.	422	9,423
Eagle Materials Inc.	1,090	32,983
Lennox International Inc.	1,070	56,261
Martin Marietta Materials Inc.(b)	1,133	101,596
Masco Corp.	9,037	125,795
NCI Building Systems Inc.(a)	641	8,122
Quanex Building Products Corp.	1,014	19,905
Simpson Manufacturing Co. Inc.	933	27,486
Texas Industries Inc.	705	31,887
Universal Forest Products Inc.	468	17,152

		465,467

CHEMICALS – 1.94%
A. Schulman Inc.	915	22,619
Air Products and Chemicals Inc.	5,287	476,782
Airgas Inc.	1,786	118,626
Albemarle Corp.	2,253	134,662
American Vanguard Corp.	503	4,366
Arch Chemicals Inc.	670	27,865
Ashland Inc.	1,965	113,498
Balchem Corp.	700	26,264
Cabot Corp.	1,607	74,388

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
CF Industries Holdings Inc.	1,772	242,392
Cytec Industries Inc.	1,241	67,473
Dow Chemical Co. (The)	28,604	1,079,801
E.I. du Pont de Nemours and Co.	22,564	1,240,343
Eastman Chemical Co.	1,731	171,923
Ecolab Inc.	5,690	290,304
FMC Corp.	1,726	146,589
H.B. Fuller Co.	1,239	26,614
International Flavors & Fragrances Inc.	1,977	123,167
Intrepid Potash Inc.(a)	1,034	36,004
Lubrizol Corp.	1,579	211,523
Minerals Technologies Inc.	434	29,738
NewMarket Corp.	216	34,175
Olin Corp.	1,862	42,677
OM Group Inc.(a)	787	28,757
PolyOne Corp.	2,486	35,326
PPG Industries Inc.	3,951	376,175
Praxair Inc.	7,480	759,968
Quaker Chemical Corp.	311	12,493
RPM International Inc.	3,141	74,536
Sensient Technologies Corp.	1,252	44,872
Sherwin-Williams Co. (The)	2,175	182,678
Sigma-Aldrich Corp.	2,967	188,820
Stepan Co.	192	13,920
Valspar Corp. (The)	2,423	94,739
Zep Inc.	579	10,080

		6,564,157

COAL – 0.34%
Arch Coal Inc.	4,079	147,007
CONSOL Energy Inc.	5,611	300,918
Massey Energy Co.	2,555	174,660
Patriot Coal Corp.(a)	2,238	57,807
Peabody Energy Corp.	6,674	480,261

		1,160,653

COMMERCIAL SERVICES – 1.69%
Aaron’s Inc.	1,693	42,934
ABM Industries Inc.	1,038	26,355
Alliance Data Systems Corp.(a)(b)	1,217	104,528
American Public Education Inc.(a)	399	16,140
AMN Healthcare Services Inc.(a)	816	7,067
Apollo Group Inc. Class A(a)	3,053	127,341
Arbitron Inc.	646	25,859
Capella Education Co.(a)	448	22,306
Cardtronics Inc.(a)	731	14,876
Career Education Corp.(a)	1,608	36,534
CDI Corp.	351	5,191
Chemed Corp.	537	35,770
Coinstar Inc.(a)(b)	813	37,333
Consolidated Graphics Inc.(a)	315	17,208
Convergys Corp.(a)	3,132	44,976
CoreLogic Inc.(a)	2,514	46,509
Corinthian Colleges Inc.(a)(b)	2,290	10,122
Corporate Executive Board Co. (The)	825	33,305
Corrections Corp. of America(a)	2,601	63,464
CorVel Corp.(a)	205	10,902
Cross Country Healthcare Inc.(a)	590	4,620
Deluxe Corp.	1,301	34,529
DeVry Inc.	1,511	83,211
Equifax Inc.	3,070	119,269

Security	Shares	Value
Exponent Inc.(a)	343	15,301
Forrester Research Inc.	391	14,971
FTI Consulting Inc.(a)	1,117	42,815
Gartner Inc.(a)	2,104	87,674
GEO Group Inc. (The)(a)	1,598	40,973
H&R Block Inc.	7,710	129,065
Healthcare Services Group Inc.	1,566	27,530
HealthSpring Inc.(a)	1,621	60,577
Heartland Payment Systems Inc.	953	16,706
Heidrick & Struggles International Inc.	500	13,915
Hillenbrand Inc.	1,588	34,142
HMS Holdings Corp.(a)	722	59,096
Insperity Inc.	588	17,863
Iron Mountain Inc.	4,983	155,619
ITT Educational Services Inc.(a)(b)	573	41,342
Kelly Services Inc. Class A(a)	547	11,875
Kendle International Inc.(a)	319	3,416
Korn/Ferry International(a)	1,268	28,238
Landauer Inc.	253	15,565
Lender Processing Services Inc.	2,152	69,273
Live Nation Entertainment Inc.(a)	3,589	35,890
Manpower Inc.	2,052	129,030
MasterCard Inc. Class A	2,380	599,094
MAXIMUS Inc.	461	37,419
McKesson Corp.	6,244	493,588
Medifast Inc.(a)(b)	330	6,518
Midas Inc.(a)	312	2,393
Monro Muffler Brake Inc.	741	24,438
Monster Worldwide Inc.(a)	3,262	51,866
Moody’s Corp.	4,904	166,295
Navigant Consulting Inc.(a)	1,290	12,887
On Assignment Inc.(a)	809	7,653
PAREXEL International Corp.(a)	1,350	33,615
Pharmaceutical Product Development Inc.	2,722	75,427
Pre-Paid Legal Services Inc.(a)	218	14,388
Quanta Services Inc.(a)	5,229	117,286
R.R. Donnelley & Sons Co.	5,085	96,208
Rent-A-Center Inc.	1,592	55,577
Robert Half International Inc.	3,503	107,192
Rollins Inc.	1,732	35,160
SAIC Inc.(a)(b)	7,206	121,926
Service Corp. International	6,052	66,935
SFN Group Inc.(a)	1,544	21,755
Sotheby’s	1,573	82,740
StarTek Inc.(a)	318	1,603
Strayer Education Inc.(b)	354	46,193
TeleTech Holdings Inc.(a)	722	13,992
Towers Watson & Co. Class A	1,101	61,061
TrueBlue Inc.(a)	931	15,631
United Rentals Inc.(a)	1,415	47,091
Universal Technical Institute Inc.	592	11,514
Viad Corp.	589	14,101
Visa Inc. Class A	11,923	877,771
Western Union Co.	15,974	331,780
Wright Express Corp.(a)	891	46,189

		5,718,511

COMPUTERS – 5.90%
Agilysys Inc.(a)	391	2,244
Apple Inc.(a)	22,629	7,885,075
CACI International Inc. Class A(a)	717	43,966
Cadence Design Systems Inc.(a)	6,517	63,541

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
CIBER Inc.(a)	1,678	11,243
Cognizant Technology Solutions Corp. Class A(a)	7,437	605,372
Computer Sciences Corp.	3,751	182,786
Dell Inc.(a)	41,408	600,830
Diebold Inc.	1,611	57,126
DST Systems Inc.	839	44,316
EMC Corp.(a)	50,671	1,345,315
FactSet Research Systems Inc.	1,146	120,021
Hewlett-Packard Co.	53,365	2,186,364
Hutchinson Technology Inc.(a)	696	1,963
iGATE Corp.	711	13,345
Insight Enterprises Inc.(a)	972	16,553
Integral Systems Inc.(a)	432	5,257
International Business Machines Corp.	29,926	4,880,033
Jack Henry & Associates Inc.	2,052	69,542
Lexmark International Inc. Class A(a)	1,959	72,561
Manhattan Associates Inc.(a)	656	21,464
Mentor Graphics Corp.(a)	2,631	38,492
Mercury Computer Systems Inc.(a)	598	12,654
MICROS Systems Inc.(a)	2,043	100,986
MTS Systems Corp.	457	20,816
NCI Inc. Class A(a)	167	4,070
NCR Corp.(a)	3,881	73,118
NetApp Inc.(a)	9,059	436,463
NetScout Systems Inc.(a)	847	23,140
Radiant Systems Inc.(a)	1,011	17,895
RadiSys Corp.(a)	474	4,105
Riverbed Technology Inc.(a)	3,693	139,041
SanDisk Corp.(a)	5,786	266,677
Sigma Designs Inc.(a)	673	8,715
SRA International Inc. Class A(a)	1,029	29,182
Stratasys Inc.(a)	551	25,897
Super Micro Computer Inc.(a)	603	9,672
Sykes Enterprises Inc.(a)	966	19,098
Synaptics Inc.(a)(b)	930	25,129
Synopsys Inc.(a)	3,609	99,789
Teradata Corp.(a)	4,072	206,450
Tyler Technologies Inc.(a)	615	14,582
Western Digital Corp.(a)	5,610	209,197

		20,014,085

COSMETICS & PERSONAL CARE – 1.73%
Alberto-Culver Co.	2,077	77,410
Avon Products Inc.	10,644	287,814
Colgate-Palmolive Co.	12,168	982,688
Estee Lauder Companies Inc. (The) Class A	2,823	272,024
Procter & Gamble Co. (The)	68,729	4,233,706

		5,853,642

DISTRIBUTION & WHOLESALE – 0.32%
Brightpoint Inc.(a)	1,374	14,894
Fastenal Co.(b)	3,647	236,435
Genuine Parts Co.	3,907	209,571
Ingram Micro Inc. Class A(a)	3,981	83,720
LKQ Corp.(a)	3,438	82,856
MWI Veterinary Supply Inc.(a)	311	25,091
Owens & Minor Inc.	1,570	50,994
Pool Corp.	1,308	31,536
ScanSource Inc.(a)	658	24,997
Tech Data Corp.(a)	1,075	54,675
United Stationers Inc.	519	36,875

Security	Shares	Value
W.W. Grainger Inc.	1,431	197,020
Watsco Inc.	736	51,307

		1,099,971

DIVERSIFIED FINANCIAL SERVICES – 5.04%
Affiliated Managers Group Inc.(a)	1,262	138,025
American Express Co.	25,757	1,164,216
Ameriprise Financial Inc.	6,054	369,778
Capital One Financial Corp.	11,262	585,174
Charles Schwab Corp. (The)	24,647	444,385
Citigroup Inc.(a)	713,019	3,151,544
CME Group Inc.	1,638	493,939
Discover Financial Services	13,531	326,368
E*TRADE Financial Corp.(a)	5,431	84,887
Eaton Vance Corp.	2,924	94,270
Federated Investors Inc. Class B(b)	2,270	60,722
Franklin Resources Inc.	3,574	447,036
Goldman Sachs Group Inc. (The)	12,774	2,024,296
Greenhill & Co. Inc.(b)	628	41,316
Interactive Brokers Group Inc. Class A	1,017	16,160
IntercontinentalExchange Inc.(a)	1,797	222,001
Invesco Ltd.	11,358	290,310
Investment Technology Group Inc.(a)	1,128	20,518
Janus Capital Group Inc.	4,530	56,489
Jefferies Group Inc.(b)	3,287	81,978
JPMorgan Chase & Co.	97,751	4,506,321
LaBranche & Co. Inc.(a)	1,596	6,272
Legg Mason Inc.	3,818	137,792
Morgan Stanley	37,808	1,032,915
NASDAQ OMX Group Inc. (The)(a)	3,654	94,419
National Financial Partners Corp.(a)(b)	1,029	15,178
NYSE Euronext Inc.	6,363	223,787
optionsXpress Holdings Inc.	1,156	21,166
Piper Jaffray Companies Inc.(a)	434	17,981
Portfolio Recovery Associates Inc.(a)(b)	430	36,606
Raymond James Financial Inc.	2,574	98,430
SLM Corp.(a)	12,943	198,028
Stifel Financial Corp.(a)	811	58,222
SWS Group Inc.	664	4,030
T. Rowe Price Group Inc.	6,377	423,560
TradeStation Group Inc.(a)	583	4,093
Waddell & Reed Financial Inc. Class A	2,152	87,393
World Acceptance Corp.(a)(b)	352	22,950

		17,102,555

ELECTRIC – 2.94%
AES Corp. (The)(a)	16,416	213,408
ALLETE Inc.	715	27,864
Alliant Energy Corp.	2,812	109,471
Ameren Corp.	5,850	164,210
American Electric Power Co. Inc.	11,822	415,425
Avista Corp.	1,327	30,694
Black Hills Corp.	941	31,467
CenterPoint Energy Inc.	10,315	181,131
Central Vermont Public Service Corp.	318	7,406
CH Energy Group Inc.	368	18,599
Cleco Corp.	1,452	49,789
CMS Energy Corp.	6,023	118,292
Consolidated Edison Inc.	7,168	363,561
Constellation Energy Group Inc.	4,928	153,409
Dominion Resources Inc.	14,245	636,751

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
DPL Inc.	3,002	82,285
DTE Energy Co.	4,115	201,470
Duke Energy Corp.	32,680	593,142
Edison International	8,017	293,342
El Paso Electric Co.(a)	1,034	31,434
Entergy Corp.	4,351	292,431
Exelon Corp.	16,321	673,078
FirstEnergy Corp.	10,246	380,024
Great Plains Energy Inc.	3,303	66,126
Hawaiian Electric Industries Inc.	2,321	57,561
IDACORP Inc.	1,130	43,053
Integrys Energy Group Inc.	1,944	98,191
MDU Resources Group Inc.	4,713	108,258
NextEra Energy Inc.	10,381	572,201
Northeast Utilities	4,412	152,655
NorthWestern Corp.	888	26,906
NRG Energy Inc.(a)	6,162	132,729
NSTAR	2,469	114,241
NV Energy Inc.	5,767	85,871
OGE Energy Corp.	2,384	120,535
Pepco Holdings Inc.	5,506	102,687
PG&E Corp.	9,667	427,088
Pinnacle West Capital Corp.	2,732	116,902
PNM Resources Inc.	1,974	29,452
PPL Corp.	11,934	301,930
Progress Energy Inc.	7,151	329,947
Public Service Enterprise Group Inc.	12,526	394,694
SCANA Corp.	2,736	107,716
Southern Co.	20,695	788,686
TECO Energy Inc.	5,394	101,191
UIL Holdings Corp.	1,181	36,044
UniSource Energy Corp.	960	34,685
Westar Energy Inc.	2,928	77,358
Wisconsin Energy Corp.	5,826	177,693
Xcel Energy Inc.	11,886	283,957

		9,957,040

ELECTRICAL COMPONENTS & EQUIPMENT – 0.50%
Advanced Energy Industries Inc.(a)	811	13,260
AMETEK Inc.	4,027	176,665
Belden Inc.	1,136	42,657
Emerson Electric Co.	18,575	1,085,337
Encore Wire Corp.	480	11,683
Energizer Holdings Inc.(a)	1,733	123,320
Greatbatch Inc.(a)	554	14,659
Hubbell Inc. Class B	1,473	104,627
Littelfuse Inc.	590	33,689
Molex Inc.(b)	3,386	85,056
Powell Industries Inc.(a)	215	8,480
Vicor Corp.	553	9,119

		1,708,552

ELECTRONICS – 0.94%
Agilent Technologies Inc.(a)	8,400	376,152
American Science and Engineering Inc.	224	20,689
Amphenol Corp. Class A	4,308	234,312
Analogic Corp.	353	19,962
Arrow Electronics Inc.(a)	2,758	115,505
Avnet Inc.(a)	3,751	127,872
Badger Meter Inc.	382	15,742
Bel Fuse Inc. Class B	311	6,845

Security	Shares	Value
Benchmark Electronics Inc.(a)	1,527	28,967
Brady Corp. Class A	1,369	48,860
Checkpoint Systems Inc.(a)	1,045	23,492
CTS Corp.	930	10,044
Cubic Corp.	350	20,125
Cymer Inc.(a)	694	39,266
Daktronics Inc.	790	8,492
Dionex Corp.(a)	428	50,525
Electro Scientific Industries Inc.(a)	770	13,367
FARO Technologies Inc.(a)	442	17,680
FEI Co.(a)	921	31,056
FLIR Systems Inc.	3,997	138,336
Gentex Corp.	3,621	109,535
II-VI Inc.(a)	653	32,487
Itron Inc.(a)	1,008	56,891
Jabil Circuit Inc.	4,768	97,410
LoJack Corp.(a)	472	2,214
Methode Electronics Inc.	929	11,222
Mettler-Toledo International Inc.(a)	796	136,912
National Instruments Corp.	2,210	72,422
OSI Systems Inc.(a)	439	16,476
Park Electrochemical Corp.	537	17,318
PerkinElmer Inc.	2,695	70,798
Plexus Corp.(a)	930	32,606
Pulse Electronics Corp.	1,052	6,365
Rofin-Sinar Technologies Inc.(a)	696	27,492
Rogers Corp.(a)	457	20,592
Thermo Fisher Scientific Inc.(a)	9,525	529,114
Thomas & Betts Corp.(a)	1,245	74,040
Trimble Navigation Ltd.(a)	3,041	153,692
TTM Technologies Inc.(a)	911	16,544
Vishay Intertechnology Inc.(a)	4,059	72,007
Waters Corp.(a)	2,252	195,699
Watts Water Technologies Inc. Class A	693	26,466
Woodward Inc.	1,537	53,119

		3,178,710

ENERGY – ALTERNATE SOURCES – 0.07%
First Solar Inc.(a)(b)	1,333	214,400
Headwaters Inc.(a)	1,735	10,236

		224,636

ENGINEERING & CONSTRUCTION – 0.29%
AECOM Technology Corp.(a)	2,925	81,110
Dycom Industries Inc.(a)	677	11,739
EMCOR Group Inc.(a)	1,678	51,968
Fluor Corp.	4,317	317,990
Granite Construction Inc.	825	23,183
Insituform Technologies Inc. Class A(a)	1,002	26,803
Jacobs Engineering Group Inc.(a)	3,131	161,027
KBR Inc.	3,723	140,618
Orion Marine Group Inc.(a)	663	7,121
Shaw Group Inc. (The)(a)	2,039	72,201
URS Corp.(a)	2,051	94,449

		988,209

ENTERTAINMENT – 0.09%
Bally Technologies Inc.(a)	1,358	51,400
DreamWorks Animation SKG Inc. Class A(a)	1,664	46,475
International Game Technology	7,407	120,216

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
International Speedway Corp. Class A	700	20,860
Pinnacle Entertainment Inc.(a)	1,496	20,376
Scientific Games Corp. Class A(a)	1,717	15,007
Shuffle Master Inc.(a)	1,577	16,842

		291,176

ENVIRONMENTAL CONTROL – 0.33%
Calgon Carbon Corp.(a)	1,462	23,217
Clean Harbors Inc.(a)	590	58,209
Darling International Inc.(a)	2,866	44,051
Mine Safety Appliances Co.	773	28,346
Republic Services Inc.	7,454	223,918
Stericycle Inc.(a)	2,060	182,660
Tetra Tech Inc.(a)	1,490	36,788
Waste Connections Inc.	2,832	81,533
Waste Management Inc.	11,682	436,206

		1,114,928

FOOD – 1.80%
B&G Foods Inc. Class A	1,172	21,999
Cal-Maine Foods Inc.(b)	318	9,381
Calavo Growers Inc.	293	6,402
Campbell Soup Co.	4,561	151,015
ConAgra Foods Inc.	10,703	254,196
Corn Products International Inc.	1,912	99,080
Dean Foods Co.(a)	4,489	44,890
Diamond Foods Inc.	525	29,295
Flowers Foods Inc.	1,849	50,348
General Mills Inc.	15,564	568,864
H.J. Heinz Co.	7,831	382,309
Hain Celestial Group Inc.(a)	1,003	32,377
Hershey Co. (The)	3,860	209,791
Hormel Foods Corp.	3,449	96,020
J&J Snack Foods Corp.	347	16,333
J.M. Smucker Co. (The)	2,924	208,744
Kellogg Co.	6,129	330,843
Kraft Foods Inc. Class A	42,924	1,346,097
Kroger Co. (The)	15,689	376,065
McCormick & Co. Inc. NVS	3,196	152,865
Nash-Finch Co.	322	12,217
Ralcorp Holdings Inc.(a)	1,380	94,433
Ruddick Corp.	1,057	40,790
Safeway Inc.	8,930	210,212
Sanderson Farms Inc.(b)	422	19,378
Sara Lee Corp.	15,325	270,793
Seneca Foods Corp. Class A(a)	225	6,721
Smithfield Foods Inc.(a)	4,108	98,839
Snyders-Lance Inc.	1,140	22,629
Spartan Stores Inc.	562	8,312
SUPERVALU Inc.	5,144	45,936
Sysco Corp.	14,399	398,852
Tootsie Roll Industries Inc.	616	17,477
TreeHouse Foods Inc.(a)	811	46,122
Tyson Foods Inc. Class A	7,207	138,302
United Natural Foods Inc.(a)	1,189	53,291
Whole Foods Market Inc.	3,627	239,019

		6,110,237

FOREST PRODUCTS & PAPER – 0.41%
Buckeye Technologies Inc.	1,005	27,366

Security	Shares	Value
Clearwater Paper Corp.(a)	287	23,362
Deltic Timber Corp.	224	14,972
International Paper Co.	10,803	326,035
KapStone Paper and Packaging Corp.(a)	937	16,088
Louisiana-Pacific Corp.(a)	3,303	34,682
MeadWestvaco Corp.	4,147	125,779
Neenah Paper Inc.	430	9,447
Plum Creek Timber Co. Inc.(b)	4,037	176,054
Potlatch Corp.	1,022	41,084
Rayonier Inc.	1,974	123,000
Rock-Tenn Co. Class A	930	64,496
Schweitzer-Mauduit International Inc.	425	21,509
Temple-Inland Inc.	2,586	60,512
Wausau Paper Corp.	1,371	10,474
Weyerhaeuser Co.	13,310	327,426

		1,402,286

GAS – 0.42%
AGL Resources Inc.	1,864	74,262
Atmos Energy Corp.	2,250	76,725
Energen Corp.	1,763	111,281
Laclede Group Inc. (The)	589	22,441
National Fuel Gas Co.	2,043	151,182
New Jersey Resources Corp.	985	42,306
Nicor Inc.	1,130	60,681
NiSource Inc.	6,795	130,328
Northwest Natural Gas Co.	696	32,106
Piedmont Natural Gas Co.	1,735	52,657
Sempra Energy	5,923	316,880
South Jersey Industries Inc.	777	43,489
Southern Union Co.	3,063	87,663
Southwest Gas Corp.	1,057	41,191
UGI Corp.	2,705	88,995
Vectren Corp.	2,027	55,134
WGL Holdings Inc.	1,194	46,566

		1,433,887

HAND & MACHINE TOOLS – 0.18%
Kennametal Inc.	2,021	78,819
Lincoln Electric Holdings Inc.	1,028	78,046
Regal Beloit Corp.	900	66,447
Snap-on Inc.	1,441	86,546
Stanley Black & Decker Inc.	4,111	314,903

		624,761

HEALTH CARE – PRODUCTS – 3.32%
Abaxis Inc.(a)	575	16,583
Align Technology Inc.(a)	1,679	34,386
American Medical Systems Holdings Inc.(a)	1,860	40,250
Baxter International Inc.	14,224	764,824
Beckman Coulter Inc.	1,735	144,126
Becton, Dickinson and Co.	5,382	428,515
Boston Scientific Corp.(a)	37,217	267,590
C.R. Bard Inc.	2,088	207,359
Cantel Medical Corp.	322	8,291
CareFusion Corp.(a)	5,468	154,198
CONMED Corp.(a)	808	21,234
Cooper Companies Inc. (The)	1,137	78,965
Covidien PLC	12,164	631,798
Cyberonics Inc.(a)	596	18,959

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
DENTSPLY International Inc.	3,393	125,507
Edwards Lifesciences Corp.(a)	2,799	243,513
Gen-Probe Inc.(a)	1,185	78,625
Haemonetics Corp.(a)	674	44,174
Hanger Orthopedic Group Inc.(a)	792	20,616
Henry Schein Inc.(a)	2,268	159,146
Hill-Rom Holdings Inc.	1,588	60,312
Hologic Inc.(a)	6,414	142,391
ICU Medical Inc.(a)	351	15,367
IDEXX Laboratories Inc.(a)	1,377	106,332
Immucor Inc.(a)	1,847	36,534
Intuitive Surgical Inc.(a)	949	316,453
Invacare Corp.	870	27,074
Johnson & Johnson	67,120	3,976,860
Kensey Nash Corp.(a)	312	7,772
Kinetic Concepts Inc.(a)	1,571	85,494
LCA-Vision Inc.(a)	549	3,706
Masimo Corp.	1,466	48,525
Medtronic Inc.	26,169	1,029,750
Meridian Bioscience Inc.	1,104	26,485
Merit Medical Systems Inc.(a)	675	13,243
Natus Medical Inc.(a)	695	11,676
Palomar Medical Technologies Inc.(a)	440	6,534
Patterson Companies Inc.	2,467	79,413
PSS World Medical Inc.(a)	1,428	38,770
ResMed Inc.(a)	3,705	111,150
St. Jude Medical Inc.	7,926	406,287
Steris Corp.	1,424	49,185
Stryker Corp.	8,211	499,229
SurModics Inc.(a)	424	5,300
Symmetry Medical Inc.(a)	912	8,938
TECHNE Corp.	931	66,660
Thoratec Corp.(a)	1,424	36,924
Varian Medical Systems Inc.(a)	2,974	201,161
West Pharmaceutical Services Inc.	868	38,860
Zimmer Holdings Inc.(a)	4,744	287,154
Zoll Medical Corp.(a)	560	25,094

		11,257,292

HEALTH CARE – SERVICES – 1.30%
Aetna Inc.	9,545	357,269
Air Methods Corp.(a)	306	20,579
Almost Family Inc.(a)	167	6,286
Amedisys Inc.(a)	664	23,240
AMERIGROUP Corp.(a)	1,172	75,301
AmSurg Corp.(a)	790	20,098
Bio-Reference Laboratories Inc.(a)	577	12,948
Centene Corp.(a)	1,126	37,135
Community Health Systems Inc.(a)	2,295	91,777
Covance Inc.(a)	1,439	78,742
Coventry Health Care Inc.(a)	3,678	117,291
DaVita Inc.(a)	2,392	204,540
Ensign Group Inc. (The)	272	8,685
Gentiva Health Services Inc.(a)	659	18,472
Health Management Associates Inc. Class A(a)	6,150	67,035
Health Net Inc.(a)	2,242	73,313
Healthways Inc.(a)	892	13,710
Humana Inc.(a)	4,095	286,404
IPC The Hospitalist Co. Inc.(a)	358	16,257
Kindred Healthcare Inc.(a)	1,082	25,838
Laboratory Corp. of America Holdings(a)	2,468	227,377
LHC Group Inc.(a)	415	12,450

Security	Shares	Value
LifePoint Hospitals Inc.(a)	1,198	48,136
Lincare Holdings Inc.	2,359	69,968
Magellan Health Services Inc.(a)	896	43,976
MedCath Corp.(a)	327	4,562
MEDNAX Inc.(a)	1,132	75,403
Molina Healthcare Inc.(a)	353	14,120
Quest Diagnostics Inc.	3,809	219,855
RehabCare Group Inc.(a)	598	22,048
Tenet Healthcare Corp.(a)	11,979	89,244
UnitedHealth Group Inc.	26,922	1,216,874
Universal Health Services Inc. Class B	2,467	121,894
WellCare Health Plans Inc.(a)	1,098	46,061
WellPoint Inc.	9,172	640,114

		4,407,002

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Leucadia National Corp.	4,758	178,615

		178,615

HOME BUILDERS – 0.16%
D.R. Horton Inc.	6,771	78,882
KB Home	1,763	21,932
Lennar Corp. Class A	3,926	71,139
M.D.C. Holdings Inc.	886	22,460
M/I Homes Inc.(a)	339	5,081
Meritage Homes Corp.(a)	702	16,939
NVR Inc.(a)	141	106,596
Pulte Group Inc.(a)	7,982	59,067
Ryland Group Inc.	991	15,757
Skyline Corp.	204	4,090
Standard-Pacific Corp.(a)	2,319	8,650
Thor Industries Inc.	1,105	36,874
Toll Brothers Inc.(a)	3,461	68,424
Winnebago Industries Inc.(a)	821	10,977

		526,868

HOME FURNISHINGS – 0.09%
Audiovox Corp. Class A(a)	474	3,792
DTS Inc.(a)	442	20,611
Ethan Allen Interiors Inc.	547	11,979
Harman International Industries Inc.	1,743	81,607
La-Z-Boy Inc.(a)	1,436	13,714
Universal Electronics Inc.(a)	365	10,789
Whirlpool Corp.	1,847	157,660

		300,152

HOUSEHOLD PRODUCTS & WARES – 0.51%
American Greetings Corp. Class A	905	21,358
Avery Dennison Corp.	2,553	107,124
Blyth Inc.	167	5,426
Central Garden & Pet Co. Class A(a)	1,103	10,159
Church & Dwight Co. Inc.	1,771	140,511
Clorox Co. (The)	3,387	237,327
Fortune Brands Inc.	3,825	236,729
Fossil Inc.(a)	1,246	116,688
Helen of Troy Ltd.(a)	769	22,609
Kid Brands Inc.(a)	310	2,278
Kimberly-Clark Corp.	9,927	647,935
Prestige Brands Holdings Inc.(a)	1,229	14,133

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
Scotts Miracle-Gro Co. (The) Class A	1,160	67,106
Standard Register Co. (The)	361	1,199
Tupperware Brands Corp.	1,547	92,371
WD-40 Co.	438	18,545

		1,741,498

HOUSEWARES – 0.06%
National Presto Industries Inc.	116	13,071
Newell Rubbermaid Inc.	7,145	136,684
Toro Co. (The)	812	53,770

		203,525

INSURANCE – 3.88%
ACE Ltd.	8,296	536,751
Aflac Inc.	11,486	606,231
Allstate Corp. (The)	13,032	414,157
American Financial Group Inc.	1,781	62,371
American International Group Inc.(a)(b)	3,455	121,409
Amerisafe Inc.(a)	485	10,723
Aon Corp.	8,140	431,094
Arthur J. Gallagher & Co.	2,615	79,522
Aspen Insurance Holdings Ltd.	1,629	44,895
Assurant Inc.	2,455	94,542
Berkshire Hathaway Inc. Class B(a)	42,476	3,552,268
Brown & Brown Inc.	2,924	75,439
Chubb Corp. (The)	7,190	440,819
CIGNA Corp.	6,611	292,735
Cincinnati Financial Corp.	4,087	134,054
Delphi Financial Group Inc. Class A	1,424	43,731
eHealth Inc.(a)	634	8,432
Employers Holdings Inc.	613	12,665
Everest Re Group Ltd.	1,325	116,838
Fidelity National Financial Inc. Class A	5,543	78,323
First American Financial Corp.	2,514	41,481
Genworth Financial Inc. Class A(a)	12,061	162,341
Hanover Insurance Group Inc. (The)	1,063	48,101
Hartford Financial Services Group Inc. (The)	10,943	294,695
HCC Insurance Holdings Inc.	2,717	85,069
Horace Mann Educators Corp.	1,133	19,034
Infinity Property and Casualty Corp.	366	21,773
Lincoln National Corp.	7,831	235,243
Loews Corp.	7,752	334,034
Marsh & McLennan Companies Inc.	13,401	399,484
Meadowbrook Insurance Group Inc.	1,295	13,403
Mercury General Corp.	928	36,313
MetLife Inc.	25,895	1,158,283
Navigators Group Inc. (The)(a)	350	18,025
Old Republic International Corp.	6,512	82,637
Presidential Life Corp.	552	5,261
Principal Financial Group Inc.	7,851	252,096
ProAssurance Corp.(a)	699	44,296
Progressive Corp. (The)	16,082	339,813
Protective Life Corp.	1,969	52,277
Prudential Financial Inc.	11,975	737,420
Reinsurance Group of America Inc.	1,940	121,793
RLI Corp.	434	25,020
Safety Insurance Group Inc.	431	19,873
Selective Insurance Group Inc.	1,429	24,722
StanCorp Financial Group Inc.	1,088	50,179
Stewart Information Services Corp.	537	5,628
Torchmark Corp.	1,937	128,772

Security	Shares	Value
Tower Group Inc.	1,056	25,376
Transatlantic Holdings Inc.	1,595	77,629
Travelers Companies Inc. (The)	10,551	627,573
United Fire & Casualty Co.	535	10,812
Unitrin Inc.	1,326	40,947
Unum Group	7,505	197,006
W.R. Berkley Corp.	2,766	89,093
XL Group PLC	7,610	187,206

		13,169,707

INTERNET – 2.69%
Akamai Technologies Inc.(a)	4,698	178,524
Amazon.com Inc.(a)	8,730	1,572,535
AOL Inc.(a)	2,726	53,239
Blue Coat Systems Inc.(a)	1,063	29,934
Blue Nile Inc.(a)(b)	353	19,058
comScore Inc.(a)	727	21,454
DealerTrack Holdings Inc.(a)	889	20,411
Digital River Inc.(a)	977	36,569
eBay Inc.(a)	27,934	867,071
Equinix Inc.(a)	1,110	101,121
eResearchTechnology Inc.(a)	1,100	7,447
Expedia Inc.	4,942	111,986
F5 Networks Inc.(a)	1,959	200,935
Google Inc. Class A(a)	6,155	3,608,122
InfoSpace Inc.(a)	712	6,166
j2 Global Communications Inc.(a)(b)	1,063	31,369
Knot Inc. (The)(a)	708	8,531
Liquidity Services Inc.(a)	422	7,537
Netflix Inc.(a)(b)	1,087	257,978
NutriSystem Inc.(b)	710	10,288
PCTEL Inc.(a)	589	4,518
Perficient Inc.(a)	778	9,344
Priceline.com Inc.(a)	1,199	607,221
Rackspace Hosting Inc.(a)	2,366	101,383
RightNow Technologies Inc.(a)	575	17,997
Sourcefire Inc.(a)	688	18,927
Stamps.com Inc.	266	3,551
Symantec Corp.(a)	18,603	344,900
TIBCO Software Inc.(a)	4,112	112,052
United Online Inc.	2,253	14,205
ValueClick Inc.(a)	2,068	29,903
VeriSign Inc.	4,227	153,060
Websense Inc.(a)	1,013	23,269
Yahoo! Inc.(a)	32,161	535,481

		9,126,086

INVESTMENT COMPANIES – 0.03%
Apollo Investment Corp.	4,896	59,046
Prospect Capital Corp.(b)	2,052	25,055

		84,101

IRON & STEEL – 0.40%
AK Steel Holding Corp.	2,801	44,200
Allegheny Technologies Inc.	2,391	161,918
Carpenter Technology Corp.	1,021	43,607
Cliffs Natural Resources Inc.	3,357	329,926
Gibraltar Industries Inc.(a)	779	9,293
Nucor Corp.	7,836	360,613
Olympic Steel Inc.	233	7,645

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
Reliance Steel & Aluminum Co.	1,838	106,200
Steel Dynamics Inc.	5,368	100,757
United States Steel Corp.	3,584	193,321

		1,357,480

LEISURE TIME – 0.27%
Arctic Cat Inc.(a)	321	4,992
Brunswick Corp.	2,071	52,665
Callaway Golf Co.	1,798	12,262
Carnival Corp.	10,580	405,849
Harley-Davidson Inc.	5,853	248,694
Interval Leisure Group Inc.(a)	1,001	16,366
Life Time Fitness Inc.(a)	1,004	37,459
Multimedia Games Inc.(a)	712	4,080
Polaris Industries Inc.	836	72,749
WMS Industries Inc.(a)	1,332	47,086

		902,202

LODGING – 0.27%
Boyd Gaming Corp.(a)(b)	1,576	14,767
Marcus Corp.	589	6,420
Marriott International Inc. Class A	7,091	252,298
Monarch Casino & Resort Inc.(a)	260	2,704
Starwood Hotels & Resorts Worldwide Inc.	4,781	277,872
Wyndham Worldwide Corp.	4,373	139,105
Wynn Resorts Ltd.	1,864	237,194

		930,360

MACHINERY – 1.53%
AGCO Corp.(a)	2,382	130,939
Albany International Corp. Class A	579	14,417
Applied Industrial Technologies Inc.	933	31,032
Astec Industries Inc.(a)	460	17,153
Briggs & Stratton Corp.	1,367	30,963
Bucyrus International Inc.	1,989	181,894
Cascade Corp.	261	11,635
Caterpillar Inc.	15,667	1,744,520
Cognex Corp.	895	25,284
Cummins Inc.	4,893	536,371
Deere & Co.	10,300	997,967
Flowserve Corp.	1,399	180,191
Gardner Denver Inc.	1,267	98,864
Gerber Scientific Inc.(a)	670	6,271
Graco Inc.	1,554	70,691
IDEX Corp.	2,041	89,090
Intermec Inc.(a)	1,235	13,326
Intevac Inc.(a)	550	6,837
Joy Global Inc.	2,610	257,894
Lindsay Corp.(b)	317	25,049
Nordson Corp.	813	93,544
Robbins & Myers Inc.	1,102	50,681
Rockwell Automation Inc.	3,523	333,452
Terex Corp.(a)	2,675	99,082
Wabtec Corp.	1,145	77,665
Zebra Technologies Corp. Class A(a)	1,413	55,446

		5,180,258

MANUFACTURING – 4.01%
3M Co.	17,467	1,633,165

Security	Shares	Value
A.O. Smith Corp.	832	36,891
Actuant Corp. Class A	1,775	51,475
Acuity Brands Inc.	1,023	59,835
AptarGroup Inc.	1,648	82,614
AZZ Inc.	320	14,592
Barnes Group Inc.	957	19,982
Brink’s Co. (The)	1,195	39,566
Carlisle Companies Inc.	1,577	70,255
Ceradyne Inc.(a)	672	30,294
CLARCOR Inc.	1,205	54,141
Crane Co.	1,147	55,549
Danaher Corp.	13,241	687,208
Donaldson Co. Inc.	1,933	118,474
Dover Corp.	4,592	301,878
Eastman Kodak Co.(a)	6,319	20,410
Eaton Corp.	8,383	464,754
EnPro Industries Inc.(a)	552	20,049
ESCO Technologies Inc.	670	25,561
Federal Signal Corp.	1,320	8,593
General Electric Co.	260,563	5,224,288
Griffon Corp.(a)	916	12,027
Harsco Corp.	1,968	69,451
Honeywell International Inc.	19,310	1,153,000
Illinois Tool Works Inc.	12,236	657,318
Ingersoll-Rand PLC	8,114	391,987
ITT Corp.	4,563	274,008
Koppers Holdings Inc.	505	21,564
Lancaster Colony Corp.	447	27,088
Leggett & Platt Inc.	3,536	86,632
LSB Industries Inc.(a)	435	17,243
Lydall Inc.(a)	361	3,209
Matthews International Corp. Class A	753	29,028
Myers Industries Inc.	809	8,033
Pall Corp.	2,895	166,781
Parker Hannifin Corp.	3,987	377,489
Pentair Inc.	2,407	90,961
Roper Industries Inc.	2,336	201,971
SPX Corp.	1,236	98,126
Standex International Corp.	320	12,125
STR Holdings Inc.(a)	1,018	19,525
Sturm, Ruger & Co. Inc.	337	7,741
Teleflex Inc.	1,017	58,966
Textron Inc.	6,746	184,773
Tredegar Corp.	568	12,257
Trinity Industries Inc.	2,048	75,100
Tyco International Ltd.	11,561	517,586

		13,593,563

MEDIA – 2.78%
Cablevision NY Group Class A	5,703	197,381
CBS Corp. Class B NVS	16,592	415,464
Comcast Corp. Class A	68,140	1,684,421
DG FastChannel Inc.(a)	600	19,332
DIRECTV Class A(a)	19,430	909,324
Discovery Communications Inc. Series A(a)	7,008	279,619
Dolan Co. (The)(a)	642	7,794
E.W. Scripps Co. (The) Class A(a)	791	7,831
Gannett Co. Inc.	5,767	87,831
John Wiley & Sons Inc. Class A	1,202	61,110
McGraw-Hill Companies Inc. (The)	7,617	300,110
Meredith Corp.	849	28,798
New York Times Co. (The) Class A(a)	3,053	28,912

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
News Corp. Class A NVS	56,275	988,189
Scholastic Corp.	593	16,035
Scripps Networks Interactive Inc. Class A	2,190	109,697
Time Warner Cable Inc.	8,387	598,328
Time Warner Inc.	26,729	954,225
Viacom Inc. Class B NVS	14,655	681,751
Walt Disney Co. (The)	46,602	2,008,080
Washington Post Co. (The) Class B	125	54,695

		9,438,927

METAL FABRICATE & HARDWARE – 0.25%
A.M. Castle & Co.(a)	320	6,041
CIRCOR International Inc.	432	20,313
Commercial Metals Co.	2,842	49,081
Kaydon Corp.	814	31,901
Lawson Products Inc.	125	2,880
Mueller Industries Inc.	1,006	36,840
Precision Castparts Corp.	3,540	521,017
Timken Co. (The)	2,066	108,052
Valmont Industries Inc.	511	53,333
Worthington Industries Inc.	1,525	31,903

		861,361

MINING – 0.82%
Alcoa Inc.	26,172	461,936
AMCOL International Corp.	575	20,688
Century Aluminum Co.(a)	1,389	25,946
Compass Minerals International Inc.	805	75,292
Freeport-McMoRan Copper & Gold Inc.	23,171	1,287,149
Kaiser Aluminum Corp.	361	17,779
Materion Corp.(a)	537	21,910
Newmont Mining Corp.	12,139	662,547
RTI International Metals Inc.(a)	775	24,141
Titanium Metals Corp.(a)	2,319	43,087
Vulcan Materials Co.(b)	3,157	143,959

		2,784,434

MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	696	13,384

		13,384

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	5,095	130,891
Xerox Corp.	34,339	365,710

		496,601

OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	1,432	39,366
HNI Corp.	1,067	33,674
Interface Inc. Class A	1,367	25,276

		98,316

OIL & GAS – 9.51%
Anadarko Petroleum Corp.	12,173	997,212
Apache Corp.	9,392	1,229,601
Atwood Oceanics Inc.(a)	1,415	65,698
Bill Barrett Corp.(a)	1,187	47,373

Security	Shares	Value
Cabot Oil & Gas Corp.	2,565	135,868
Chesapeake Energy Corp.	16,194	542,823
Chevron Corp.	49,260	5,292,002
Cimarex Energy Co.	2,071	238,662
Comstock Resources Inc.(a)	1,163	35,983
ConocoPhillips	35,084	2,801,808
Contango Oil & Gas Co.(a)	318	20,110
Denbury Resources Inc.(a)	9,735	237,534
Devon Energy Corp.	10,481	961,841
Diamond Offshore Drilling Inc.	1,731	134,499
EOG Resources Inc.	6,575	779,203
EQT Corp.	3,595	179,391
Exxon Mobil Corp.	121,764	10,244,005
Forest Oil Corp.(a)	2,765	104,600
Frontier Oil Corp.	2,582	75,704
GeoResources Inc.(a)	434	13,571
Gulfport Energy Corp.(a)	907	32,788
Helmerich & Payne Inc.	2,595	178,251
Hess Corp.	7,402	630,724
Holly Corp.	1,038	63,069
Marathon Oil Corp.	17,388	926,954
Murphy Oil Corp.	4,767	349,993
Nabors Industries Ltd.(a)	6,999	212,630
Newfield Exploration Co.(a)	3,302	250,985
Noble Corp.	6,122	279,286
Noble Energy Inc.	4,285	414,145
Northern Oil and Gas Inc.(a)	1,271	33,936
Occidental Petroleum Corp.	19,948	2,084,367
Patterson-UTI Energy Inc.	3,724	109,448
Penn Virginia Corp.	1,053	17,859
Petroleum Development Corp.(a)	578	27,750
PetroQuest Energy Inc.(a)	1,143	10,698
Pioneer Drilling Co.(a)	1,325	18,285
Pioneer Natural Resources Co.	2,892	294,753
Plains Exploration & Production Co.(a)	3,459	125,320
Pride International Inc.(a)	4,334	186,145
QEP Resources Inc.	4,331	175,579
Quicksilver Resources Inc.(a)	2,914	41,699
Range Resources Corp.	3,882	226,942
Rowan Companies Inc.(a)	3,106	137,223
SM Energy Co.	1,583	117,443
Southwestern Energy Co.(a)	8,548	367,308
Stone Energy Corp.(a)	1,140	38,042
Sunoco Inc.	2,944	134,217
Swift Energy Co.(a)	990	42,253
Tesoro Corp.(a)	3,619	97,098
Unit Corp.(a)	972	60,215
Valero Energy Corp.	14,012	417,838

		32,240,731

OIL & GAS SERVICES – 2.17%
Baker Hughes Inc.	10,696	785,407
Basic Energy Services Inc.(a)	585	14,923
Cameron International Corp.(a)	6,049	345,398
CARBO Ceramics Inc.	445	62,798
Dril-Quip Inc.(a)	871	68,835
Exterran Holdings Inc.(a)	1,510	35,832
FMC Technologies Inc.(a)	2,933	277,110
Gulf Island Fabrication Inc.	305	9,812
Halliburton Co.	22,499	1,121,350
Helix Energy Solutions Group Inc.(a)	2,794	48,057
Hornbeck Offshore Services Inc.(a)	657	20,269

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
ION Geophysical Corp.(a)	3,476	44,111
Lufkin Industries Inc.	792	74,028
Matrix Service Co.(a)	598	8,312
National Oilwell Varco Inc.	10,370	822,030
Oceaneering International Inc.(a)	1,289	115,301
Oil States International Inc.(a)	1,245	94,794
Schlumberger Ltd.	33,399	3,114,791
SEACOR Holdings Inc.	556	51,408
Superior Energy Services Inc.(a)	1,928	79,048
Tetra Technologies Inc.(a)	1,822	28,059
Tidewater Inc.	1,287	77,027
World Fuel Services Corp.	1,688	68,550

		7,367,250

PACKAGING & CONTAINERS – 0.21%
Ball Corp.	4,054	145,336
Bemis Co. Inc.	2,625	86,126
Greif Inc. Class A	712	46,572
Owens-Illinois Inc.(a)	4,013	121,152
Packaging Corp. of America	2,514	72,629
Sealed Air Corp.	3,900	103,974
Silgan Holdings Inc.	1,118	42,641
Sonoco Products Co.	2,408	87,242

		705,672

PHARMACEUTICALS – 4.63%
Abbott Laboratories	37,967	1,862,281
Allergan Inc.	7,505	533,005
AmerisourceBergen Corp.	6,709	265,408
Bristol-Myers Squibb Co.	41,785	1,104,378
Cardinal Health Inc.	8,595	353,512
Catalyst Health Solutions Inc.(a)	897	50,169
Cephalon Inc.(a)(b)	1,868	141,557
Cubist Pharmaceuticals Inc.(a)	1,494	37,709
Eli Lilly and Co.	25,031	880,340
Emergent BioSolutions Inc.(a)	412	9,954
Endo Pharmaceuticals Holdings Inc.(a)	2,910	111,046
Express Scripts Inc.(a)	13,004	723,152
Forest Laboratories Inc.(a)	7,043	227,489
Gilead Sciences Inc.(a)	19,468	826,222
Hi-Tech Pharmacal Co. Inc.(a)	233	4,690
Hospira Inc.(a)	4,057	223,946
Mead Johnson Nutrition Co. Class A	4,974	288,144
Medco Health Solutions Inc.(a)	9,865	554,018
Medicis Pharmaceutical Corp. Class A	1,449	46,426
Merck & Co. Inc.	75,660	2,497,537
Mylan Inc.(a)	10,702	242,614
Neogen Corp.(a)	573	23,711
Omnicare Inc.	2,967	88,980
Par Pharmaceutical Companies Inc.(a)	927	28,811
Perrigo Co.	2,038	162,062
PetMed Express Inc.	596	9,453
Pfizer Inc.	196,195	3,984,720
PharMerica Corp.(a)	706	8,077
Questcor Pharmaceuticals Inc.(a)	1,529	22,033
Salix Pharmaceuticals Ltd.(a)	1,421	49,778
United Therapeutics Corp.(a)	1,236	82,837
VCA Antech Inc.(a)	2,143	53,961
ViroPharma Inc.(a)	2,097	41,730
Watson Pharmaceuticals Inc.(a)	3,075	172,231

		15,711,981

Security	Shares	Value
PIPELINES – 0.43%
El Paso Corp.	17,171	309,078
ONEOK Inc.	2,649	177,165
Questar Corp.	4,331	75,576
Spectra Energy Corp.	16,007	435,070
Williams Companies Inc. (The)	14,509	452,391

		1,449,280

REAL ESTATE – 0.09%
CB Richard Ellis Group Inc. Class A(a)	7,162	191,225
Forestar Group Inc.(a)	927	17,632
Jones Lang LaSalle Inc.	1,063	106,024

		314,881

REAL ESTATE INVESTMENT TRUSTS – 2.13%
Acadia Realty Trust	869	16,441
Alexandria Real Estate Equities Inc.	1,347	105,026
AMB Property Corp.	4,256	153,088
Apartment Investment and Management Co. Class A	2,770	70,552
AvalonBay Communities Inc.	2,117	254,209
BioMed Realty Trust Inc.	3,292	62,614
Boston Properties Inc.	3,461	328,276
BRE Properties Inc.	1,532	72,280
Camden Property Trust(b)	1,694	96,253
Cedar Shopping Centers Inc.	1,134	6,838
Colonial Properties Trust	2,093	40,290
Corporate Office Properties Trust	1,650	59,631
Cousins Properties Inc.	2,699	22,537
DiamondRock Hospitality Co.	3,965	44,289
Duke Realty Corp.	6,100	85,461
EastGroup Properties Inc.	654	28,756
Entertainment Properties Trust	1,175	55,013
Equity One Inc.	1,339	25,133
Equity Residential	7,239	408,352
Essex Property Trust Inc.	805	99,820
Extra Space Storage Inc.	2,160	44,734
Federal Realty Investment Trust	1,514	123,482
Franklin Street Properties Corp.	1,511	21,260
Getty Realty Corp.(b)	616	14,094
HCP Inc.(b)	9,840	373,330
Health Care REIT Inc.	4,335	227,327
Healthcare Realty Trust Inc.	1,511	34,300
Highwoods Properties Inc.	1,644	57,556
Home Properties Inc.	928	54,706
Hospitality Properties Trust	3,079	71,279
Host Hotels & Resorts Inc.(b)	16,750	294,967
Inland Real Estate Corp.	1,618	15,436
Kilroy Realty Corp.	1,264	49,081
Kimco Realty Corp.	10,118	185,564
Kite Realty Group Trust	1,863	9,893
LaSalle Hotel Properties(b)	1,810	48,870
Lexington Realty Trust(b)	3,340	31,229
Liberty Property Trust(b)	2,823	92,877
LTC Properties Inc.(b)	819	23,210
Macerich Co. (The)	3,163	156,663
Mack-Cali Realty Corp.	2,183	74,004
Medical Properties Trust Inc.	2,631	30,441
Mid-America Apartment Communities Inc.	843	54,121
National Retail Properties Inc.(b)	2,039	53,279
Nationwide Health Properties Inc.	3,026	128,696

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
Omega Healthcare Investors Inc.(b)	2,422	54,107
Parkway Properties Inc.	625	10,625
Pennsylvania Real Estate Investment Trust(b)	1,416	20,206
Post Properties Inc.	1,116	43,803
ProLogis	14,188	226,724
PS Business Parks Inc.	430	24,914
Public Storage	3,448	382,418
Realty Income Corp.	3,089	107,961
Regency Centers Corp.	2,001	87,003
Saul Centers Inc.	283	12,608
Senior Housing Properties Trust	3,561	82,045
Simon Property Group Inc.	7,316	783,983
SL Green Realty Corp.	1,891	142,203
Sovran Self Storage Inc.	736	29,109
Tanger Factory Outlet Centers Inc.	2,034	53,372
Taubman Centers Inc.	1,387	74,315
UDR Inc.	4,399	107,204
Universal Health Realty Income Trust	301	12,200
Urstadt Biddle Properties Inc. Class A	560	10,651
Ventas Inc.	4,010	217,743
Vornado Realty Trust	4,011	350,962
Weingarten Realty Investors	2,979	74,654

		7,214,068

RETAIL – 5.74%
99 Cents Only Stores(a)	1,008	19,757
Abercrombie & Fitch Co. Class A	2,157	126,616
Advance Auto Parts Inc.	1,921	126,056
Aeropostale Inc.(a)	2,253	54,793
American Eagle Outfitters Inc.	4,625	73,491
ANN Inc.(a)	1,338	38,949
Ascena Retail Group Inc.(a)	1,764	57,171
AutoNation Inc.(a)(b)	1,595	56,415
AutoZone Inc.(a)	670	183,285
Barnes & Noble Inc.(b)	1,069	9,824
Bed Bath & Beyond Inc.(a)	6,326	305,356
Best Buy Co. Inc.	8,147	233,982
Big 5 Sporting Goods Corp.	584	6,961
Big Lots Inc.(a)	1,900	82,517
Biglari Holdings Inc.(a)	39	16,518
BJ’s Restaurants Inc.(a)	529	20,806
BJ’s Wholesale Club Inc.(a)	1,270	62,001
Bob Evans Farms Inc.	727	23,700
Brinker International Inc.	2,272	57,482
Brown Shoe Co. Inc.	1,102	13,466
Buckle Inc. (The)	687	27,755
Buffalo Wild Wings Inc.(a)	422	22,970
Cabela’s Inc.(a)	1,030	25,760
California Pizza Kitchen Inc.(a)	727	12,272
CarMax Inc.(a)	5,495	176,390
Casey’s General Stores Inc.	846	32,994
Cash America International Inc.	787	36,241
Cato Corp. (The) Class A	815	19,968
CEC Entertainment Inc.	503	18,978
Cheesecake Factory Inc. (The)(a)	1,438	43,269
Chico’s FAS Inc.	4,299	64,055
Children’s Place Retail Stores Inc. (The)(a)	582	29,001
Chipotle Mexican Grill Inc.(a)	772	210,270
Christopher & Banks Corp.	931	6,033
Coldwater Creek Inc.(a)	1,532	4,045
Collective Brands Inc.(a)	1,522	32,845
Copart Inc.(a)	1,463	63,392

Security	Shares	Value
Costco Wholesale Corp.	10,667	782,104
Cracker Barrel Old Country Store Inc.	614	30,172
CVS Caremark Corp.	33,700	1,156,584
Darden Restaurants Inc.	3,458	169,892
Dick’s Sporting Goods Inc.(a)	2,229	89,115
DineEquity Inc.(a)	329	18,088
Dollar Tree Inc.(a)	3,061	169,947
EZCORP Inc.(a)	1,222	38,359
Family Dollar Stores Inc.	3,100	159,092
Finish Line Inc. (The) Class A	1,357	26,936
First Cash Financial Services Inc.(a)	700	27,020
Foot Locker Inc.	3,669	72,353
Fred’s Inc. Class A	1,046	13,933
GameStop Corp. Class A(a)(b)	3,594	80,937
Gap Inc. (The)	10,706	242,598
Genesco Inc.(a)	544	21,869
Group 1 Automotive Inc.	582	24,910
Haverty Furniture Companies Inc.	340	4,508
Hibbett Sports Inc.(a)	631	22,596
Home Depot Inc. (The)	40,221	1,490,590
Hot Topic Inc.	1,220	6,954
HSN Inc.(a)	1,001	32,062
J. Crew Group Inc. Escrow(a)(d)	1,605	0
J.C. Penney Co. Inc.	5,778	207,488
Jack in the Box Inc.(a)	1,381	31,321
Jos. A. Bank Clothiers Inc.(a)	630	32,054
Kirkland’s Inc.(a)	307	4,740
Kohl’s Corp.	7,182	380,933
Limited Brands Inc.	6,598	216,942
Lithia Motors Inc. Class A	375	5,468
Lowe’s Companies Inc.	33,766	892,435
Lumber Liquidators Holdings Inc.(a)(b)	678	16,943
Macy’s Inc.	10,517	255,142
MarineMax Inc.(a)	430	4,240
McDonald’s Corp.	25,604	1,948,208
Men’s Wearhouse Inc. (The)	1,377	37,262
Movado Group Inc.(a)	541	7,942
MSC Industrial Direct Co. Inc. Class A	1,114	76,276
Nordstrom Inc.	4,171	187,195
O’Charley’s Inc.(a)	553	3,301
O’Reilly Automotive Inc.(a)	3,443	197,835
Office Depot Inc.(a)	7,149	33,100
OfficeMax Inc.(a)	1,906	24,664
P.F. Chang’s China Bistro Inc.(b)	533	24,619
Panera Bread Co. Class A(a)	791	100,457
Papa John’s International Inc.(a)	586	18,559
Pep Boys - Manny, Moe & Jack (The)	1,356	17,235
PetSmart Inc.	2,840	116,298
RadioShack Corp.	2,803	42,073
Red Robin Gourmet Burgers Inc.(a)	431	11,594
Regis Corp.	1,494	26,504
Ross Stores Inc.	2,941	209,164
Ruby Tuesday Inc.(a)	1,483	19,442
Ruth’s Hospitality Group Inc.(a)	375	1,935
Saks Inc.(a)	4,110	46,484
School Specialty Inc.(a)	333	4,762
Sears Holdings Corp.(a)(b)	1,113	91,989
Sonic Automotive Inc.	814	11,404
Sonic Corp.(a)	1,601	14,489
Stage Stores Inc.	1,099	21,123
Staples Inc.	17,690	343,540
Starbucks Corp.	18,404	680,028
Stein Mart Inc.	692	6,996

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
Target Corp.	17,344	867,373
Texas Roadhouse Inc.	1,380	23,446
Tiffany & Co.	3,075	188,928
TJX Companies Inc. (The)	9,724	483,575
Tractor Supply Co.	1,770	105,952
Tuesday Morning Corp.(a)	696	3,410
Under Armour Inc. Class A(a)	915	62,266
Urban Outfitters Inc.(a)	3,234	96,470
Vitamin Shoppe Inc.(a)	600	20,298
Wal-Mart Stores Inc.	48,077	2,502,408
Walgreen Co.	22,665	909,773
Wendy’s/Arby’s Group Inc. Class A	8,679	43,655
Williams-Sonoma Inc.	2,614	105,867
Yum! Brands Inc.	11,413	586,400
Zale Corp.(a)	911	3,635
Zumiez Inc.(a)(b)	468	12,369

		19,464,012

SAVINGS & LOANS – 0.19%
Astoria Financial Corp.	1,928	27,705
Brookline Bancorp Inc.	885	9,319
Dime Community Bancshares Inc.	701	10,347
First Niagara Financial Group Inc.	5,027	68,267
Hudson City Bancorp Inc.	13,027	126,101
New York Community Bancorp Inc.	10,729	185,183
NewAlliance Bancshares Inc.	2,743	40,706
People’s United Financial Inc.	8,882	111,736
Provident Financial Services Inc.	1,277	18,900
Washington Federal Inc.	2,678	46,436

		644,700

SEMICONDUCTORS – 2.62%
Advanced Micro Devices Inc.(a)	13,737	118,138
Altera Corp.	7,878	346,790
Analog Devices Inc.	7,274	286,450
Applied Materials Inc.	32,424	506,463
Atmel Corp.(a)	11,469	156,322
ATMI Inc.(a)	760	14,349
Broadcom Corp. Class A	11,716	461,376
Brooks Automation Inc.(a)	1,841	25,277
Cabot Microelectronics Corp.(a)	526	27,484
CEVA Inc.(a)	516	13,793
Cohu Inc.	554	8,509
Cree Inc.(a)(b)	2,697	124,494
Cypress Semiconductor Corp.(a)	4,178	80,970
Diodes Inc.(a)	995	33,890
DSP Group Inc.(a)	714	5,498
Exar Corp.(a)	1,331	8,013
Fairchild Semiconductor International Inc.(a)	3,130	56,966
Hittite Microwave Corp.(a)	634	40,430
Integrated Device Technology Inc.(a)	3,339	24,608
Intel Corp.	134,675	2,716,395
International Rectifier Corp.(a)	1,609	53,194
Intersil Corp. Class A	3,142	39,118
KLA-Tencor Corp.	4,058	192,227
Kopin Corp.(a)	1,724	7,913
Kulicke and Soffa Industries Inc.(a)	2,052	19,186
Lam Research Corp.(a)	2,992	169,527
Linear Technology Corp.	5,554	186,781
LSI Corp.(a)	14,848	100,966
MEMC Electronic Materials Inc.(a)	5,596	72,524

Security	Shares	Value
Micrel Inc.	1,469	19,802
Microchip Technology Inc.	4,553	173,060
Micron Technology Inc.(a)	21,187	242,803
Microsemi Corp.(a)	2,293	47,488
MKS Instruments Inc.	1,377	45,854
Monolithic Power Systems Inc.(a)	912	12,941
National Semiconductor Corp.	5,835	83,674
Novellus Systems Inc.(a)	2,142	79,532
NVIDIA Corp.(a)	14,326	264,458
Pericom Semiconductor Corp.(a)	809	8,389
Power Integrations Inc.	685	26,256
QLogic Corp.(a)	2,418	44,854
Rovi Corp.(a)	2,721	145,982
Rudolph Technologies Inc.(a)	587	6,422
Semtech Corp.(a)	1,432	35,829
Silicon Laboratories Inc.(a)	1,013	43,772
Skyworks Solutions Inc.(a)	4,522	146,603
Standard Microsystems Corp.(a)	537	13,242
Supertex Inc.(a)	347	7,731
Teradyne Inc.(a)	4,499	80,127
Tessera Technologies Inc.(a)	1,233	22,515
Texas Instruments Inc.	28,722	992,632
TriQuint Semiconductor Inc.(a)	4,240	54,738
Ultratech Inc.(a)	595	17,493
Varian Semiconductor Equipment Associates Inc.(a)	1,825	88,823
Veeco Instruments Inc.(a)(b)	971	49,366
Volterra Semiconductor Corp.(a)	663	16,462
Xilinx Inc.	6,389	209,559

		8,878,058

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	1,188	49,302

		49,302

SOFTWARE – 4.05%
ACI Worldwide Inc.(a)	921	30,209
Acxiom Corp.(a)	2,027	29,087
Adobe Systems Inc.(a)	12,322	408,598
Advent Software Inc.(a)	714	20,470
Allscripts Healthcare Solutions Inc.(a)	4,695	98,548
ANSYS Inc.(a)	2,196	119,001
Autodesk Inc.(a)	5,691	251,030
Automatic Data Processing Inc.	12,229	627,470
Avid Technology Inc.(a)(b)	698	15,565
Blackbaud Inc.	1,145	31,190
BMC Software Inc.(a)	4,387	218,209
Bottomline Technologies Inc.(a)	776	19,509
Broadridge Financial Solutions Inc.	3,030	68,751
CA Inc.	9,300	224,874
Cerner Corp.(a)	1,778	197,714
Citrix Systems Inc.(a)	4,633	340,340
CommVault Systems Inc.(a)	1,063	42,392
Computer Programs and Systems Inc.	243	15,620
Compuware Corp.(a)	5,435	62,774
Concur Technologies Inc.(a)	1,175	65,154
CSG Systems International Inc.(a)	769	15,334
Digi International Inc.(a)	589	6,220
Dun & Bradstreet Corp. (The)	1,209	97,010
Ebix Inc.(a)(b)	983	23,248
Electronic Arts Inc.(a)	8,157	159,306
Epicor Software Corp.(a)	1,348	14,922

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
EPIQ Systems Inc.	692	9,937
Fair Isaac Corp.	874	27,627
Fidelity National Information Services Inc.	6,580	215,100
Fiserv Inc.(a)	3,593	225,353
Global Payments Inc.	2,025	99,063
Informatica Corp.(a)	2,265	118,301
Interactive Intelligence Inc.(a)	314	12,155
Intuit Inc.(a)	6,749	358,372
JDA Software Group Inc.(a)	922	27,900
ManTech International Corp. Class A(a)	566	23,998
Microsoft Corp.	181,442	4,601,369
MicroStrategy Inc. Class A(a)	227	30,527
MSCI Inc. Class A(a)	2,841	104,606
Novell Inc.(a)	8,891	52,724
Omnicell Inc.(a)	900	13,716
Oracle Corp.	95,468	3,185,767
Parametric Technology Corp.(a)	2,931	65,918
Paychex Inc.	7,820	245,235
Progress Software Corp.(a)	1,744	50,733
Quality Systems Inc.	426	35,503
Quest Software Inc.(a)	1,555	39,481
Red Hat Inc.(a)	4,830	219,234
Salesforce.com Inc.(a)	2,890	386,046
SEI Investments Co.	3,635	86,804
Smith Micro Software Inc.(a)	582	5,448
Solera Holdings Inc.	1,744	89,118
Synchronoss Technologies Inc.(a)	592	20,572
SYNNEX Corp.(a)	661	21,635
Take-Two Interactive Software Inc.(a)	1,864	28,650
Taleo Corp. Class A(a)	1,004	35,793
THQ Inc.(a)	1,791	8,167
Total System Services Inc.	3,855	69,467

		13,716,864

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	827	19,865

		19,865

TELECOMMUNICATIONS – 4.92%
ADTRAN Inc.	1,635	69,422
American Tower Corp. Class A(a)	9,762	505,867
Anixter International Inc.	731	51,090
ARRIS Group Inc.(a)	2,986	38,042
AT&T Inc.	145,061	4,438,867
Atlantic Tele-Network Inc.	222	8,256
Black Box Corp.	469	16,485
Cbeyond Inc.(a)	647	7,550
CenturyLink Inc.	9,832	408,520
Ciena Corp.(a)(b)	2,355	61,136
Cincinnati Bell Inc.(a)	5,109	13,692
Cisco Systems Inc.	135,659	2,326,552
Comtech Telecommunications Corp.	665	18,075
Corning Inc.	38,485	793,946
EMS Technologies Inc.(a)	396	7,783
Frontier Communications Corp.	24,286	199,631
General Communication Inc. Class A(a)	1,219	13,336
Harmonic Inc.(a)	2,698	25,307
Harris Corp.	3,156	156,538
JDS Uniphase Corp.(a)	5,682	118,413
Juniper Networks Inc.(a)	13,177	554,488
LogMeIn Inc.(a)	396	16,695

Security	Shares	Value
MetroPCS Communications Inc.(a)	6,427	104,374
Motorola Mobility Holdings Inc.(a)	7,245	176,778
Motorola Solutions Inc.(a)	8,280	370,033
NETGEAR Inc.(a)	892	28,936
Network Equipment Technologies Inc.(a)	713	2,688
NeuStar Inc. Class A(a)	1,709	43,716
Neutral Tandem Inc.(a)	799	11,785
Newport Corp.(a)	1,026	18,294
Novatel Wireless Inc.(a)	783	4,275
NTELOS Holdings Corp.	773	14,231
Oplink Communications Inc.(a)	516	10,057
Plantronics Inc.	1,162	42,552
Polycom Inc.(a)	2,170	112,515
QUALCOMM Inc.	40,339	2,211,787
Qwest Communications International Inc.	28,781	196,574
RF Micro Devices Inc.(a)	6,357	40,748
Sprint Nextel Corp.(a)	73,302	340,121
Symmetricom Inc.(a)	1,331	8,159
Tekelec(a)	1,683	13,666
Telephone and Data Systems Inc.	2,318	78,117
Tellabs Inc.	9,267	48,559
Tollgrade Communications Inc.(a)	318	3,205
tw telecom inc.(a)	3,900	74,880
USA Mobility Inc.	569	8,245
Verizon Communications Inc.	69,401	2,674,715
ViaSat Inc.(a)	959	38,207
Windstream Corp.	12,513	161,042

		16,687,950

TEXTILES – 0.06%
Cintas Corp.	3,028	91,658
G&K Services Inc. Class A	418	13,898
Mohawk Industries Inc.(a)	1,390	84,998
UniFirst Corp.	357	18,925

		209,479

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	3,305	154,806
JAKKS Pacific Inc.(a)	691	13,371
Mattel Inc.	8,419	209,886
RC2 Corp.(a)	534	15,005

		393,068

TRANSPORTATION – 1.88%
Alexander & Baldwin Inc.	1,018	46,472
Arkansas Best Corp.	674	17,470
Bristow Group Inc.(a)	903	42,712
C.H. Robinson Worldwide Inc.	4,115	305,045
Con-way Inc.	1,425	55,988
CSX Corp.	9,072	713,059
Expeditors International of Washington Inc.	5,216	261,530
FedEx Corp.	7,738	723,890
Forward Air Corp.	808	24,749
Heartland Express Inc.	1,221	21,441
Hub Group Inc. Class A(a)	818	29,604
J.B. Hunt Transport Services Inc.	2,178	98,925
Kansas City Southern Industries Inc.(a)	2,513	136,833
Kirby Corp.(a)	1,359	77,857
Knight Transportation Inc.	1,557	29,972
Landstar System Inc.	1,238	56,552

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2011

Security	Shares	Value
Norfolk Southern Corp.	8,775	607,844
Old Dominion Freight Line Inc.(a)	963	33,792
Overseas Shipholding Group Inc.	649	20,859
Ryder System Inc.	1,214	61,428
Union Pacific Corp.	12,034	1,183,303
United Parcel Service Inc. Class B	24,226	1,800,476
Werner Enterprises Inc.	994	26,311

		6,376,112

TRUCKING & LEASING – 0.01%
GATX Corp.	1,175	45,425

		45,425

WATER – 0.03%
American States Water Co.	440	15,778
Aqua America Inc.	3,387	77,529

		93,307

TOTAL COMMON STOCKS (Cost: $318,968,889)		338,730,614

SHORT-TERM INVESTMENTS – 0.98%

MONEY MARKET FUNDS – 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%(c)(e)(f)	2,659,152	2,659,152
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%(c)(e)(f)	364,571	364,571
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(e)	285,198	285,198

		3,308,921

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,308,921)		3,308,921

TOTAL INVESTMENTS IN SECURITIES – 100.86% (Cost: $322,277,810)		342,039,535

Other Assets, Less Liabilities – (0.86)%		(2,902,477)

NET ASSETS – 100.00%		$339,137,058

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.17%
Clear Channel Outdoor Holdings Inc. Class A(a)	20,714	$301,389
Interpublic Group of Companies Inc. (The)	251,381	3,159,859
Lamar Advertising Co. Class A(a)	29,551	1,091,614
Omnicom Group Inc.	147,577	7,240,127

		11,792,989

AEROSPACE & DEFENSE – 1.92%
Alliant Techsystems Inc.	16,918	1,195,595
BE Aerospace Inc.(a)	49,303	1,751,736
Boeing Co. (The)	390,468	28,867,299
General Dynamics Corp.	177,773	13,610,301
Goodrich Corp.	64,420	5,509,843
L-3 Communications Holdings Inc.	56,509	4,425,220
Lockheed Martin Corp.	149,599	12,027,760
Northrop Grumman Corp.	154,915	9,714,720
Raytheon Co.	186,457	9,485,067
Rockwell Collins Inc.	80,862	5,242,283
Spirit AeroSystems Holdings Inc. Class A(a)	54,693	1,403,969
TransDigm Group Inc.(a)	25,300	2,120,899
United Technologies Corp.	480,013	40,633,100

		135,987,792

AGRICULTURE – 2.00%
Altria Group Inc.	1,071,321	27,886,486
Archer-Daniels-Midland Co.	330,757	11,910,560
Bunge Ltd.	74,191	5,366,235
Lorillard Inc.	78,632	7,470,826
Monsanto Co.	280,637	20,278,830
Philip Morris International Inc.	952,699	62,525,635
Reynolds American Inc.	172,767	6,138,411

		141,576,983

AIRLINES – 0.21%
AMR Corp.(a)	171,263	1,106,359
Copa Holdings SA Class A	15,764	832,339
Delta Air Lines Inc.(a)	428,879	4,203,014
Southwest Airlines Co.	382,455	4,830,407
United Continental Holdings Inc.(a)(b)	161,788	3,719,506

		14,691,625

APPAREL – 0.49%
Coach Inc.	156,932	8,166,741
Guess? Inc.	33,235	1,307,797
Hanesbrands Inc.(a)	49,249	1,331,693
Nike Inc. Class B	185,126	14,014,038
Phillips-Van Heusen Corp.	29,073	1,890,617
Polo Ralph Lauren Corp.	28,733	3,552,836
VF Corp.	45,247	4,458,187

		34,721,909

Security	Shares	Value
AUTO MANUFACTURERS – 0.60%
Ford Motor Co.(a)	1,887,087	28,136,467
Navistar International Corp.(a)	36,624	2,539,142
Oshkosh Corp.(a)	46,236	1,635,830
PACCAR Inc.	187,678	9,824,943
Tesla Motors Inc.(a)(b)	7,965	220,631

		42,357,013

AUTO PARTS & EQUIPMENT – 0.44%
Autoliv Inc.	43,942	3,261,815
BorgWarner Inc.(a)	57,404	4,574,525
Federal-Mogul Corp. Class A(a)	10,238	254,926
Goodyear Tire & Rubber Co. (The)(a)	125,021	1,872,814
Johnson Controls Inc.	346,023	14,384,176
Lear Corp.	54,178	2,647,679
TRW Automotive Holdings Corp.(a)	40,328	2,221,266
WABCO Holdings Inc.(a)	33,073	2,038,620

		31,255,821

BANKS – 4.16%
Associated Banc-Corp	89,009	1,321,784
BancorpSouth Inc.	42,613	658,371
Bank of America Corp.	5,161,481	68,802,542
Bank of Hawaii Corp.	24,586	1,175,703
Bank of New York Mellon Corp. (The)	623,935	18,636,938
BB&T Corp.	355,970	9,771,377
BOK Financial Corp.	12,926	668,016
CapitalSource Inc.	166,187	1,169,957
City National Corp.	23,317	1,330,235
Comerica Inc.	90,586	3,326,318
Commerce Bancshares Inc.	39,195	1,585,046
Cullen/Frost Bankers Inc.	27,007	1,593,953
East West Bancorp Inc.	76,135	1,671,925
Fifth Third Bancorp	472,180	6,553,858
First Citizens BancShares Inc. Class A	2,766	554,804
First Horizon National Corp.	135,153	1,515,065
Fulton Financial Corp.	102,338	1,136,975
Huntington Bancshares Inc.	443,460	2,944,574
KeyCorp	488,908	4,341,503
M&T Bank Corp.	37,873	3,350,624
Marshall & Ilsley Corp.	270,385	2,160,376
Northern Trust Corp.	124,441	6,315,381
PNC Financial Services Group Inc. (The)(c)	270,596	17,044,842
Popular Inc.(a)	523,762	1,524,147
Regions Financial Corp.	645,229	4,684,363
State Street Corp.	258,059	11,597,171
SunTrust Banks Inc.	275,506	7,945,593
Synovus Financial Corp.	384,292	922,301
TCF Financial Corp.	81,621	1,294,509
U.S. Bancorp	986,089	26,062,332
Valley National Bancorp	83,046	1,159,322
Wells Fargo & Co.	2,503,486	79,360,506
Wilmington Trust Corp.	46,351	209,507
Zions Bancorporation(b)	93,871	2,164,665

		294,554,583

BEVERAGES – 2.10%
Brown-Forman Corp. Class B NVS	54,487	3,721,462
Coca-Cola Co. (The)	1,083,613	71,897,723

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
Coca-Cola Enterprises Inc.	174,044	4,751,401
Constellation Brands Inc. Class A(a)	94,480	1,916,054
Dr Pepper Snapple Group Inc.	116,664	4,335,234
Green Mountain Coffee Roasters Inc.(a)	56,774	3,668,168
Hansen Natural Corp.(a)	33,898	2,041,677
Molson Coors Brewing Co. Class B NVS	67,810	3,179,611
PepsiCo Inc.	829,659	53,438,336

		148,949,666

BIOTECHNOLOGY – 1.23%
Alexion Pharmaceuticals Inc.(a)	46,024	4,541,648
Amgen Inc.(a)	492,783	26,339,252
Bio-Rad Laboratories Inc. Class A(a)	9,990	1,200,199
Biogen Idec Inc.(a)	124,422	9,131,331
Celgene Corp.(a)	238,016	13,693,061
Charles River Laboratories International Inc.(a)	29,553	1,134,244
Genzyme Corp.(a)	137,262	10,452,501
Human Genome Sciences Inc.(a)	96,463	2,647,909
Illumina Inc.(a)	65,790	4,609,905
Life Technologies Corp.(a)	93,811	4,917,573
Myriad Genetics Inc.(a)	47,462	956,359
Regeneron Pharmaceuticals Inc.(a)	36,029	1,619,143
Talecris Biotherapeutics Holdings Corp.(a)	26,510	710,468
Vertex Pharmaceuticals Inc.(a)	103,881	4,979,016

		86,932,609

BUILDING MATERIALS – 0.14%
Armstrong World Industries Inc.	10,310	477,044
Eagle Materials Inc.	22,383	677,309
Lennox International Inc.	24,064	1,265,285
Martin Marietta Materials Inc.(b)	23,385	2,096,933
Masco Corp.	184,640	2,570,189
Owens Corning(a)	58,635	2,110,274
USG Corp.(a)(b)	34,994	583,000

		9,780,034

CHEMICALS – 2.00%
Air Products and Chemicals Inc.	109,220	9,849,460
Airgas Inc.	42,965	2,853,735
Albemarle Corp.	47,042	2,811,700
Ashland Inc.	40,330	2,329,461
Cabot Corp.	33,483	1,549,928
Celanese Corp. Series A	80,489	3,571,297
CF Industries Holdings Inc.	36,503	4,993,245
Cytec Industries Inc.	25,153	1,367,569
Dow Chemical Co. (The)	594,093	22,427,011
E.I. du Pont de Nemours and Co.	466,086	25,620,747
Eastman Chemical Co.	37,173	3,692,022
Ecolab Inc.	120,085	6,126,737
FMC Corp.	37,354	3,172,475
Huntsman Corp.	97,079	1,687,233
International Flavors & Fragrances Inc.	40,861	2,545,640
Intrepid Potash Inc.(a)(b)	23,034	802,044
Lubrizol Corp.	33,559	4,495,564
Mosaic Co. (The)	81,358	6,406,943
PPG Industries Inc.	85,548	8,145,025
Praxair Inc.	157,376	15,989,402
RPM International Inc.	66,376	1,575,102
Sherwin-Williams Co. (The)	47,351	3,977,011
Sigma-Aldrich Corp.	62,355	3,968,272

Security	Shares	Value
Valspar Corp. (The)	51,093	1,997,736

		141,955,359

COAL – 0.44%
Alpha Natural Resources Inc.(a)(b)	62,197	3,692,636
Arch Coal Inc.	83,464	3,008,043
CONSOL Energy Inc.	116,149	6,229,071
Massey Energy Co.	52,969	3,620,961
Peabody Energy Corp.	138,250	9,948,470
Walter Energy Inc.	32,331	4,378,587

		30,877,768

COMMERCIAL SERVICES – 1.47%
Aaron’s Inc.	37,217	943,823
Alliance Data Systems Corp.(a)(b)	27,412	2,354,417
Apollo Group Inc. Class A(a)	62,797	2,619,263
Booz Allen Hamilton Holding Corp.(a)	7,238	130,356
Career Education Corp.(a)	31,709	720,429
Convergys Corp.(a)	51,333	737,142
CoreLogic Inc.(a)	59,861	1,107,429
Corrections Corp. of America(a)	58,503	1,427,473
DeVry Inc.	32,659	1,798,531
Education Management Corp.(a)(b)	20,744	434,379
Emergency Medical Services Corp. Class A(a)	15,183	965,487
Equifax Inc.	65,173	2,531,971
FleetCor Technologies Inc.(a)	7,499	244,917
FTI Consulting Inc.(a)	24,039	921,415
Gartner Inc.(a)	37,424	1,559,458
Genpact Ltd.(a)	34,148	494,463
Green Dot Corp. Class A(a)(b)	2,714	116,458
H&R Block Inc.	158,491	2,653,139
Hertz Global Holdings Inc.(a)	99,643	1,557,420
Hillenbrand Inc.	31,835	684,453
Iron Mountain Inc.	93,800	2,929,374
ITT Educational Services Inc.(a)(b)	15,436	1,113,707
KAR Auction Services Inc.(a)	14,023	215,113
Lender Processing Services Inc.	47,922	1,542,609
Manpower Inc.	42,140	2,649,763
MasterCard Inc. Class A	50,059	12,600,852
McKesson Corp.	130,161	10,289,227
Monster Worldwide Inc.(a)	64,606	1,027,235
Moody’s Corp.	105,440	3,575,470
Morningstar Inc.	11,254	657,009
Pharmaceutical Product Development Inc.	54,287	1,504,293
Quanta Services Inc.(a)	108,038	2,423,292
R.R. Donnelley & Sons Co.	106,172	2,008,774
Robert Half International Inc.	77,077	2,358,556
SAIC Inc.(a)	151,417	2,561,976
Service Corp. International	123,370	1,364,472
Strayer Education Inc.(b)	7,173	936,005
Towers Watson & Co. Class A	21,962	1,218,013
Verisk Analytics Inc. Class A(a)	52,218	1,710,662
Visa Inc. Class A	240,176	17,681,757
VistaPrint NV(a)(b)	22,442	1,164,740
Weight Watchers International Inc.	17,121	1,200,182
Western Union Co.	345,781	7,181,871

		103,917,375

COMPUTERS – 6.14%
Accenture PLC Class A	314,448	17,285,207
Apple Inc.(a)	468,131	163,120,247

2	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
Brocade Communications Systems Inc.(a)	239,378	1,472,175
Cadence Design Systems Inc.(a)	139,133	1,356,547
Cognizant Technology Solutions Corp. Class A(a)	154,010	12,536,414
Computer Sciences Corp.	79,243	3,861,511
Dell Inc.(a)	875,241	12,699,747
Diebold Inc.	33,740	1,196,420
DST Systems Inc.	18,129	957,574
EMC Corp.(a)	1,057,455	28,075,430
FactSet Research Systems Inc.	23,941	2,507,341
Hewlett-Packard Co.	1,126,850	46,167,044
IHS Inc. Class A(a)	24,833	2,203,929
International Business Machines Corp.	659,717	107,580,051
Lexmark International Inc. Class A(a)	40,428	1,497,453
MICROS Systems Inc.(a)	41,317	2,042,299
NCR Corp.(a)	82,557	1,555,374
NetApp Inc.(a)	189,204	9,115,849
SanDisk Corp.(a)	118,366	5,455,489
Seagate Technology PLC(a)	232,710	3,351,024
Synopsys Inc.(a)	77,052	2,130,488
Teradata Corp.(a)	85,739	4,346,967
Western Digital Corp.(a)	117,740	4,390,525

		434,905,105

COSMETICS & PERSONAL CARE – 1.76%
Alberto-Culver Co.	44,053	1,641,855
Avon Products Inc.	220,444	5,960,806
Colgate-Palmolive Co.	252,292	20,375,102
Estee Lauder Companies Inc. (The) Class A	56,745	5,467,948
Procter & Gamble Co. (The)	1,481,590	91,265,944

		124,711,655

DISTRIBUTION & WHOLESALE – 0.27%
Central European Distribution Corp.(a)	36,123	409,996
Fastenal Co.(b)	68,021	4,409,801
Genuine Parts Co.	81,572	4,375,522
Ingram Micro Inc. Class A(a)	80,304	1,688,793
LKQ Corp.(a)	73,483	1,770,940
Tech Data Corp.(a)	24,037	1,222,522
W.W. Grainger Inc.	30,119	4,146,784
WESCO International Inc.(a)(b)	21,825	1,364,063

		19,388,421

DIVERSIFIED FINANCIAL SERVICES – 4.99%
Affiliated Managers Group Inc.(a)	26,291	2,875,447
American Express Co.	539,469	24,383,999
Ameriprise Financial Inc.	132,457	8,090,473
BlackRock Inc.(c)	48,066	9,661,747
Capital One Financial Corp.	234,823	12,201,403
CBOE Holdings Inc.(b)	6,104	176,833
Charles Schwab Corp. (The)	508,881	9,175,124
CIT Group Inc.(a)	102,762	4,372,523
Citigroup Inc.(a)	10,883,228	48,103,868
CME Group Inc.	33,787	10,188,470
Discover Financial Services	279,780	6,748,294
E*TRADE Financial Corp.(a)	112,751	1,762,298
Eaton Vance Corp.	60,741	1,958,290
Federated Investors Inc. Class B(b)	45,904	1,227,932
Franklin Resources Inc.	76,470	9,564,868
Goldman Sachs Group Inc. (The)	264,829	41,967,452
Greenhill & Co. Inc.(b)	15,080	992,113

Security	Shares	Value
Interactive Brokers Group Inc. Class A	18,874	299,908
IntercontinentalExchange Inc.(a)	37,986	4,692,790
Invesco Ltd.(b)	240,892	6,157,199
Janus Capital Group Inc.	94,578	1,179,388
Jefferies Group Inc.	60,014	1,496,749
JPMorgan Chase & Co.	2,046,873	94,360,845
Lazard Ltd. Class A(b)	47,183	1,961,869
Legg Mason Inc.	79,588	2,872,331
LPL Investment Holdings Inc.(a)	8,911	319,103
Morgan Stanley	778,293	21,262,965
NASDAQ OMX Group Inc. (The)(a)	58,645	1,515,387
NYSE Euronext Inc.	134,084	4,715,734
Raymond James Financial Inc.	51,058	1,952,458
SLM Corp.(a)	270,907	4,144,877
T. Rowe Price Group Inc.	133,497	8,866,871
TD Ameritrade Holding Corp.	119,815	2,500,539
Waddell & Reed Financial Inc. Class A	44,471	1,805,967

		353,556,114

ELECTRIC – 2.91%
AES Corp. (The)(a)	344,059	4,472,767
Alliant Energy Corp.	56,811	2,211,652
Ameren Corp.	122,414	3,436,161
American Electric Power Co. Inc.	246,301	8,655,017
Calpine Corp.(a)	179,647	2,850,998
CenterPoint Energy Inc.	216,115	3,794,979
CMS Energy Corp.	125,808	2,470,869
Consolidated Edison Inc.	145,051	7,356,987
Constellation Energy Group Inc.	94,913	2,954,642
Dominion Resources Inc.	306,594	13,704,752
DPL Inc.	61,220	1,678,040
DTE Energy Co.	86,520	4,236,019
Duke Energy Corp.	675,424	12,258,946
Edison International	167,659	6,134,643
Entergy Corp.	91,951	6,180,027
Exelon Corp.	339,785	14,012,733
FirstEnergy Corp.	214,983	7,973,720
GenOn Energy Inc.(a)	393,379	1,498,774
Great Plains Energy Inc.	69,778	1,396,956
Hawaiian Electric Industries Inc.	48,036	1,191,293
Integrys Energy Group Inc.	39,527	1,996,509
ITC Holdings Corp.	25,742	1,799,366
MDU Resources Group Inc.	96,654	2,220,142
NextEra Energy Inc.	213,289	11,756,490
Northeast Utilities	90,417	3,128,428
NRG Energy Inc.(a)	131,147	2,824,906
NSTAR	54,821	2,536,568
NV Energy Inc.	120,972	1,801,273
OGE Energy Corp.	50,014	2,528,708
Ormat Technologies Inc.	9,974	252,641
Pepco Holdings Inc.	114,917	2,143,202
PG&E Corp.	201,647	8,908,764
Pinnacle West Capital Corp.	55,820	2,388,538
PPL Corp.	248,118	6,277,385
Progress Energy Inc.	147,746	6,817,000
Public Service Enterprise Group Inc.	260,237	8,200,068
SCANA Corp.	58,004	2,283,618
Southern Co.	424,131	16,163,632
TECO Energy Inc.	110,039	2,064,332
Westar Energy Inc.	61,467	1,623,958
Wisconsin Energy Corp.	120,108	3,663,294

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
Xcel Energy Inc.	248,217	5,929,904

		205,778,701

ELECTRICAL COMPONENTS & EQUIPMENT – 0.49%
AMETEK Inc.	81,952	3,595,234
Emerson Electric Co.	387,439	22,638,061
Energizer Holdings Inc.(a)	35,924	2,556,352
General Cable Corp.(a)	26,855	1,162,821
Hubbell Inc. Class B	30,865	2,192,341
Molex Inc.(b)	68,538	1,721,674
SunPower Corp. Class A(a)(b)	50,254	861,354

		34,727,837

ELECTRONICS – 0.82%
Agilent Technologies Inc.(a)	179,081	8,019,247
Amphenol Corp. Class A	89,166	4,849,739
Arrow Electronics Inc.(a)	58,981	2,470,124
Avnet Inc.(a)	78,144	2,663,929
AVX Corp.	24,477	364,952
Dolby Laboratories Inc. Class A(a)	27,533	1,354,899
FLIR Systems Inc.	78,901	2,730,764
Garmin Ltd.(b)	57,803	1,957,210
Gentex Corp.	71,656	2,167,594
Itron Inc.(a)	20,687	1,167,574
Jabil Circuit Inc.	92,493	1,889,632
Mettler-Toledo International Inc.(a)	17,285	2,973,020
National Instruments Corp.	44,460	1,456,954
PerkinElmer Inc.	60,588	1,591,647
Thermo Fisher Scientific Inc.(a)	211,094	11,726,272
Thomas & Betts Corp.(a)	27,174	1,616,038
Trimble Navigation Ltd.(a)	62,323	3,149,804
Vishay Intertechnology Inc.(a)	78,389	1,390,621
Vishay Precision Group Inc.(a)	6,293	98,611
Waters Corp.(a)	47,748	4,149,301

		57,787,932

ENERGY – ALTERNATE SOURCES – 0.08%
Covanta Holding Corp.	66,237	1,131,328
First Solar Inc.(a)(b)	28,480	4,580,723

		5,712,051

ENGINEERING & CONSTRUCTION – 0.33%
AECOM Technology Corp.(a)	52,240	1,448,615
Chicago Bridge & Iron Co. NV	52,004	2,114,483
Fluor Corp.	91,956	6,773,479
Jacobs Engineering Group Inc.(a)	64,178	3,300,675
KBR Inc.	77,674	2,933,747
McDermott International Inc.(a)	118,935	3,019,760
Shaw Group Inc. (The)(a)	43,427	1,537,750
URS Corp.(a)	42,608	1,962,098

		23,090,607

ENTERTAINMENT – 0.11%
Bally Technologies Inc.(a)	28,295	1,070,966
DreamWorks Animation SKG Inc. Class A(a)	37,931	1,059,413
International Game Technology	153,436	2,490,266
International Speedway Corp. Class A	15,498	461,840
Madison Square Garden Inc. Class A(a)	31,129	840,172

Security	Shares	Value
Penn National Gaming Inc.(a)	35,008	1,297,397
Regal Entertainment Group Class A	41,012	553,662

		7,773,716

ENVIRONMENTAL CONTROL – 0.31%
Nalco Holding Co.	66,431	1,814,231
Republic Services Inc.	166,934	5,014,697
Stericycle Inc.(a)	43,547	3,861,312
Waste Connections Inc.	59,962	1,726,306
Waste Management Inc.	248,428	9,276,302

		21,692,848

FOOD – 1.68%
Campbell Soup Co.	91,093	3,016,089
ConAgra Foods Inc.	229,324	5,446,445
Corn Products International Inc.	38,724	2,006,678
Dean Foods Co.(a)	93,566	935,660
Flowers Foods Inc.	39,154	1,066,163
General Mills Inc.	341,307	12,474,771
H.J. Heinz Co.	162,665	7,941,305
Hershey Co. (The)	79,035	4,295,552
Hormel Foods Corp.	70,858	1,972,687
J.M. Smucker Co. (The)	61,197	4,368,854
Kellogg Co.	132,579	7,156,614
Kraft Foods Inc. Class A	825,132	25,876,140
Kroger Co. (The)	331,692	7,950,657
McCormick & Co. Inc. NVS	68,069	3,255,740
Ralcorp Holdings Inc.(a)	28,174	1,927,947
Safeway Inc.	192,435	4,529,920
Sara Lee Corp.	320,334	5,660,302
Smithfield Foods Inc.(a)	70,419	1,694,281
SUPERVALU Inc.	108,548	969,334
Sysco Corp.	304,287	8,428,750
Tyson Foods Inc. Class A	153,608	2,947,738
Whole Foods Market Inc.	71,866	4,735,969

		118,657,596

FOREST PRODUCTS & PAPER – 0.36%
Domtar Corp.	21,654	1,987,404
International Paper Co.	224,631	6,779,363
MeadWestvaco Corp.	87,920	2,666,614
Plum Creek Timber Co. Inc.(b)	83,717	3,650,898
Rayonier Inc.	41,154	2,564,306
Temple-Inland Inc.	55,074	1,288,732
Weyerhaeuser Co.	275,458	6,776,267

		25,713,584

GAS – 0.32%
AGL Resources Inc.	39,877	1,588,700
Atmos Energy Corp.	47,978	1,636,050
Energen Corp.	36,931	2,331,085
National Fuel Gas Co.	37,789	2,796,386
NiSource Inc.	142,373	2,730,714
Sempra Energy	127,361	6,813,813
Southern Union Co.	64,077	1,833,884
UGI Corp.	56,170	1,847,993
Vectren Corp.	41,886	1,139,299

		22,717,924

4	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
HAND & MACHINE TOOLS – 0.18%
Kennametal Inc.	42,101	1,641,939
Lincoln Electric Holdings Inc.	21,873	1,660,598
Regal Beloit Corp.	19,813	1,462,794
Snap-on Inc.	29,725	1,785,283
Stanley Black & Decker Inc.	82,531	6,321,875

		12,872,489

HEALTH CARE – PRODUCTS – 3.29%
Alcon Inc.	35,686	5,906,390
Alere Inc.(a)	43,260	1,693,196
Baxter International Inc.	306,808	16,497,066
Beckman Coulter Inc.	36,324	3,017,435
Becton, Dickinson and Co.	113,724	9,054,705
Boston Scientific Corp.(a)	780,344	5,610,673
C.R. Bard Inc.	45,197	4,488,514
CareFusion Corp.(a)	92,854	2,618,483
Cooper Companies Inc. (The)	23,383	1,623,949
Covidien PLC	257,836	13,392,002
DENTSPLY International Inc.	75,189	2,781,241
Edwards Lifesciences Corp.(a)	58,217	5,064,879
Gen-Probe Inc.(a)	25,512	1,692,721
Henry Schein Inc.(a)	47,034	3,300,376
Hill-Rom Holdings Inc.	32,552	1,236,325
Hologic Inc.(a)	133,296	2,959,171
IDEXX Laboratories Inc.(a)	29,603	2,285,944
Intuitive Surgical Inc.(a)	20,157	6,721,553
Johnson & Johnson	1,418,907	84,070,240
Kinetic Concepts Inc.(a)	32,066	1,745,032
Medtronic Inc.	566,640	22,297,284
Patterson Companies Inc.	52,528	1,690,876
ResMed Inc.(a)(b)	78,054	2,341,620
St. Jude Medical Inc.	169,953	8,711,791
Stryker Corp.	162,004	9,849,843
TECHNE Corp.	19,216	1,375,866
Thoratec Corp.(a)	29,268	758,919
Varian Medical Systems Inc.(a)	63,468	4,292,975
Zimmer Holdings Inc.(a)	100,005	6,053,303

		233,132,372

HEALTH CARE – SERVICES – 1.21%
Aetna Inc.	205,814	7,703,618
Brookdale Senior Living Inc.(a)	44,114	1,235,192
Community Health Systems Inc.(a)	48,837	1,952,992
Covance Inc.(a)(b)	32,373	1,771,451
Coventry Health Care Inc.(a)	76,147	2,428,328
DaVita Inc.(a)	49,936	4,270,027
Health Management Associates Inc. Class A(a)	128,195	1,397,326
Health Net Inc.(a)	49,885	1,631,239
Humana Inc.(a)	87,578	6,125,205
Laboratory Corp. of America Holdings(a)	53,613	4,939,366
LifePoint Hospitals Inc.(a)	26,450	1,062,761
Lincare Holdings Inc.	50,976	1,511,948
MEDNAX Inc.(a)	24,207	1,612,428
Quest Diagnostics Inc.	66,197	3,820,891
Tenet Healthcare Corp.(a)	237,760	1,771,312
UnitedHealth Group Inc.	584,732	26,429,886
Universal Health Services Inc. Class B	46,258	2,285,608
WellPoint Inc.	193,152	13,480,078

		85,429,656

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.05%
Leucadia National Corp.	100,126	3,758,730

		3,758,730

HOME BUILDERS – 0.14%
D.R. Horton Inc.	143,266	1,669,049
KB Home	39,748	494,465
Lennar Corp. Class A	81,942	1,484,789
M.D.C. Holdings Inc.	19,510	494,579
NVR Inc.(a)	3,001	2,268,756
Pulte Group Inc.(a)	172,484	1,276,382
Thor Industries Inc.	17,079	569,926
Toll Brothers Inc.(a)	74,098	1,464,917

		9,722,863

HOME FURNISHINGS – 0.09%
Harman International Industries Inc.	35,819	1,677,046
Tempur-Pedic International Inc.(a)	34,966	1,771,378
Whirlpool Corp.	38,590	3,294,042

		6,742,466

HOUSEHOLD PRODUCTS & WARES – 0.52%
Avery Dennison Corp.	56,825	2,384,377
Church & Dwight Co. Inc.	36,489	2,895,037
Clorox Co. (The)	72,352	5,069,705
Fortune Brands Inc.	78,252	4,843,016
Fossil Inc.(a)	26,491	2,480,882
Jarden Corp.	47,222	1,679,687
Kimberly-Clark Corp.	212,937	13,898,398
Scotts Miracle-Gro Co. (The) Class A	23,584	1,364,334
Tupperware Brands Corp.	32,383	1,933,589

		36,549,025

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	149,422	2,858,443
Toro Co. (The)	16,037	1,061,970

		3,920,413

INSURANCE – 3.96%
ACE Ltd.	174,190	11,270,093
Aflac Inc.	241,526	12,747,742
Alleghany Corp.(a)	3,499	1,157,967
Allied World Assurance Co. Holdings Ltd.	19,570	1,226,843
Allstate Corp. (The)	276,656	8,792,128
American Financial Group Inc.	41,720	1,461,034
American International Group Inc.(a)(b)	62,217	2,186,305
American National Insurance Co.	3,533	279,708
Aon Corp.	169,019	8,951,246
Arch Capital Group Ltd.(a)(b)	23,796	2,360,325
Arthur J. Gallagher & Co.	53,420	1,624,502
Aspen Insurance Holdings Ltd.	36,221	998,251
Assurant Inc.	53,229	2,049,849
Assured Guaranty Ltd.	94,945	1,414,680
Axis Capital Holdings Ltd.	61,728	2,155,542
Berkshire Hathaway Inc. Class B(a)	889,750	74,409,792
Brown & Brown Inc.	58,225	1,502,205
Chubb Corp. (The)	156,819	9,614,573

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
CIGNA Corp.	142,370	6,304,144
Cincinnati Financial Corp.	75,180	2,465,904
CNA Financial Corp.	13,667	403,860
Endurance Specialty Holdings Ltd.(b)	18,861	920,794
Erie Indemnity Co. Class A	14,659	1,042,401
Everest Re Group Ltd.(b)	28,219	2,488,351
Fidelity National Financial Inc. Class A	118,241	1,670,745
Genworth Financial Inc. Class A(a)	251,258	3,381,933
Hanover Insurance Group Inc. (The)	23,134	1,046,814
Hartford Financial Services Group Inc. (The)	228,525	6,154,178
HCC Insurance Holdings Inc.	59,235	1,854,648
Lincoln National Corp.	155,397	4,668,126
Loews Corp.	161,914	6,976,874
Markel Corp.(a)	5,034	2,086,341
Marsh & McLennan Companies Inc.	278,389	8,298,776
MBIA Inc.(a)(b)	79,043	793,592
Mercury General Corp.	13,821	540,816
MetLife Inc.	334,848	14,977,751
Old Republic International Corp.	132,649	1,683,316
OneBeacon Insurance Group Ltd.(b)	11,893	160,912
PartnerRe Ltd.	35,673	2,826,729
Principal Financial Group Inc.	164,252	5,274,132
Progressive Corp. (The)	344,889	7,287,505
Protective Life Corp.	44,140	1,171,917
Prudential Financial Inc.	238,742	14,701,732
Reinsurance Group of America Inc.	37,561	2,358,080
RenaissanceRe Holdings Ltd.	28,167	1,943,241
StanCorp Financial Group Inc.	24,244	1,118,133
Symetra Financial Corp.	17,667	240,271
Torchmark Corp.	40,942	2,721,824
Transatlantic Holdings Inc.	33,121	1,611,999
Travelers Companies Inc. (The)	223,545	13,296,457
Unitrin Inc.	26,059	804,702
Unum Group	161,984	4,252,080
Validus Holdings Ltd.	33,322	1,110,622
W.R. Berkley Corp.	61,672	1,986,455
Wesco Financial Corp.	685	266,602
White Mountains Insurance Group Ltd.	3,799	1,383,596
XL Group PLC	165,706	4,076,368

		280,555,506

INTERNET – 2.60%
Akamai Technologies Inc.(a)	93,293	3,545,134
Amazon.com Inc.(a)	179,975	32,418,897
AOL Inc.(a)	54,989	1,073,935
eBay Inc.(a)	591,627	18,364,102
Equinix Inc.(a)	23,303	2,122,903
Expedia Inc.	105,212	2,384,104
F5 Networks Inc.(a)	41,180	4,223,833
Google Inc. Class A(a)	125,343	73,477,320
IAC/InterActiveCorp(a)	36,906	1,140,027
Liberty Media Corp. - Liberty Interactive Group Series A(a)	306,882	4,922,387
Netflix Inc.(a)(b)	20,549	4,876,894
Priceline.com Inc.(a)	24,403	12,358,655
Symantec Corp.(a)	410,974	7,619,458
VeriSign Inc.	88,357	3,199,407
WebMD Health Corp.(a)(b)	30,484	1,628,455
Yahoo! Inc.(a)	670,454	11,163,059

		184,518,570

Security	Shares	Value
INVESTMENT COMPANIES – 0.02%
Ares Capital Corp.	105,008	1,774,635

		1,774,635

IRON & STEEL – 0.40%
AK Steel Holding Corp.	56,697	894,679
Allegheny Technologies Inc.	50,585	3,425,616
Carpenter Technology Corp.	22,497	960,847
Cliffs Natural Resources Inc.	69,682	6,848,347
Nucor Corp.	162,111	7,460,348
Reliance Steel & Aluminum Co.	38,053	2,198,702
Schnitzer Steel Industries Inc. Class A	11,198	727,982
Steel Dynamics Inc.	111,411	2,091,185
United States Steel Corp.	73,659	3,973,166

		28,580,872

LEISURE TIME – 0.25%
Carnival Corp.	224,884	8,626,550
Harley-Davidson Inc.	120,961	5,139,633
Royal Caribbean Cruises Ltd.(a)	67,674	2,792,229
WMS Industries Inc.(a)	29,873	1,056,011

		17,614,423

LODGING – 0.42%
Choice Hotels International Inc.	14,383	558,780
Hyatt Hotels Corp. Class A(a)	22,339	961,471
Las Vegas Sands Corp.(a)	178,964	7,555,860
Marriott International Inc. Class A	139,404	4,959,994
MGM Resorts International(a)(b)	153,509	2,018,643
Starwood Hotels & Resorts Worldwide Inc.	97,521	5,667,920
Wyndham Worldwide Corp.	92,465	2,941,312
Wynn Resorts Ltd.	38,772	4,933,737

		29,597,717

MACHINERY – 1.48%
AGCO Corp.(a)	47,866	2,631,194
Babcock & Wilcox Co. (The)(a)	59,231	1,977,131
Bucyrus International Inc.	38,619	3,531,708
Caterpillar Inc.	323,160	35,983,866
CNH Global NV(a)	13,127	637,316
Cummins Inc.	103,168	11,309,276
Deere & Co.	218,539	21,174,244
Flowserve Corp.	28,803	3,709,826
Gardner Denver Inc.	26,959	2,103,611
Graco Inc.	31,189	1,418,788
IDEX Corp.	41,634	1,817,324
Joy Global Inc.	52,982	5,235,151
Manitowoc Co. Inc. (The)	67,248	1,471,386
Rockwell Automation Inc.	73,366	6,944,092
Terex Corp.(a)	55,936	2,071,869
Wabtec Corp.	24,710	1,676,079
Zebra Technologies Corp. Class A(a)	29,724	1,166,370

		104,859,231

MANUFACTURING – 3.90%
3M Co.	366,825	34,298,138
AptarGroup Inc.	34,926	1,750,840

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
Carlisle Companies Inc.	31,314	1,395,039
Cooper Industries PLC(b)	86,218	5,595,548
Crane Co.	25,389	1,229,589
Danaher Corp.	273,530	14,196,207
Donaldson Co. Inc.	39,580	2,425,858
Dover Corp.	96,099	6,317,548
Eaton Corp.	172,402	9,557,967
General Electric Co.	5,492,646	110,127,552
Harsco Corp.	41,454	1,462,912
Honeywell International Inc.	394,135	23,533,801
Illinois Tool Works Inc.	226,667	12,176,551
Ingersoll-Rand PLC	165,581	7,999,218
ITT Corp.	94,441	5,671,182
Leggett & Platt Inc.	75,942	1,860,579
Pall Corp.	60,066	3,460,402
Parker Hannifin Corp.	82,838	7,843,102
Pentair Inc.	50,736	1,917,314
Roper Industries Inc.	48,277	4,174,029
SPX Corp.	25,613	2,033,416
Teleflex Inc.	20,465	1,186,561
Textron Inc.	140,415	3,845,967
Trinity Industries Inc.	40,798	1,496,063
Tyco International Ltd.	245,629	10,996,810

		276,552,193

MEDIA – 3.17%
Cablevision NY Group Class A	120,946	4,185,941
CBS Corp. Class B NVS	349,719	8,756,964
Central European Media Enterprises Ltd. Class A(a)	19,527	412,020
Comcast Corp. Class A	1,447,182	35,774,339
DIRECTV Class A(a)	398,996	18,673,013
Discovery Communications Inc. Series A(a)	146,309	5,837,729
DISH Network Corp. Class A(a)	102,981	2,508,617
Gannett Co. Inc.	122,630	1,867,655
John Wiley & Sons Inc. Class A	22,978	1,168,201
Liberty Global Inc. Series A(a)	121,561	5,033,841
Liberty Media Corp. - Liberty Capital Group Series A(a)	35,641	2,625,672
Liberty Media Corp. - Starz Series A(a)	26,309	2,041,578
McGraw-Hill Companies Inc. (The)	162,328	6,395,723
Meredith Corp.(b)	18,405	624,298
New York Times Co. (The) Class A(a)	70,095	663,800
News Corp. Class A NVS	1,175,547	20,642,605
Nielsen Holdings NV(a)	42,260	1,154,121
Scripps Networks Interactive Inc. Class A	46,085	2,308,398
Sirius XM Radio Inc.(a)	1,996,192	3,313,679
Thomson Reuters Corp.	192,397	7,549,658
Time Warner Cable Inc.	182,337	13,007,922
Time Warner Inc.	586,277	20,930,089
Viacom Inc. Class B NVS	312,422	14,533,871
Walt Disney Co. (The)	1,007,564	43,415,933
Washington Post Co. (The) Class B	2,876	1,258,422

		224,684,089

METAL FABRICATE & HARDWARE – 0.22%
Commercial Metals Co.	58,816	1,015,752
Precision Castparts Corp.	73,138	10,764,451
Timken Co. (The)	44,469	2,325,729
Valmont Industries Inc.	11,428	1,192,740

		15,298,672

Security	Shares	Value
MINING – 0.84%
Alcoa Inc.	525,134	9,268,615
Compass Minerals International Inc.	16,780	1,569,433
Freeport-McMoRan Copper & Gold Inc.	483,556	26,861,536
Newmont Mining Corp.	244,697	13,355,562
Royal Gold Inc.	27,428	1,437,227
Southern Copper Corp.	86,902	3,499,544
Titanium Metals Corp.(a)	44,022	817,929
Vulcan Materials Co.(b)	65,603	2,991,497

		59,801,343

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	106,752	2,742,459
Xerox Corp.	709,408	7,555,195

		10,297,654

OIL & GAS – 9.81%
Anadarko Petroleum Corp.	254,500	20,848,640
Apache Corp.	196,427	25,716,223
Atlas Energy Inc. Escrow(a)(d)	41,405	4,140
Atwood Oceanics Inc.(a)	28,929	1,343,173
Cabot Oil & Gas Corp.	53,469	2,832,253
Chesapeake Energy Corp.	334,799	11,222,462
Chevron Corp.	1,033,367	111,014,617
Cimarex Energy Co.	43,100	4,966,844
Cobalt International Energy Inc.(a)	37,698	633,703
Comstock Resources Inc.(a)	24,133	746,675
Concho Resources Inc.(a)	52,884	5,674,453
ConocoPhillips	765,666	61,146,087
Continental Resources Inc.(a)	16,689	1,192,763
Denbury Resources Inc.(a)	205,107	5,004,611
Devon Energy Corp.	229,889	21,096,913
Diamond Offshore Drilling Inc.	35,478	2,756,641
EOG Resources Inc.	137,792	16,329,730
EQT Corp.	76,313	3,808,019
EXCO Resources Inc.	75,225	1,554,148
Exxon Mobil Corp.	2,622,019	220,590,458
Forest Oil Corp.(a)	57,825	2,187,520
Frontier Oil Corp.	54,525	1,598,673
Helmerich & Payne Inc.	48,345	3,320,818
Hess Corp.	153,519	13,081,354
Holly Corp.	22,791	1,384,781
Marathon Oil Corp.	364,969	19,456,497
Murphy Oil Corp.	98,512	7,232,751
Nabors Industries Ltd.(a)	146,528	4,451,521
Newfield Exploration Co.(a)	68,661	5,218,923
Noble Energy Inc.	89,813	8,680,426
Occidental Petroleum Corp.	417,814	43,657,385
Patterson-UTI Energy Inc.	79,135	2,325,778
Petrohawk Energy Corp.(a)	155,224	3,809,197
Pioneer Natural Resources Co.	59,656	6,080,139
Plains Exploration & Production Co.(a)	71,969	2,607,437
Pride International Inc.(a)	90,221	3,874,992
QEP Resources Inc.	89,951	3,646,614
Quicksilver Resources Inc.(a)	60,851	870,778
Range Resources Corp.	81,897	4,787,699
Rowan Companies Inc.(a)	64,944	2,869,226
SandRidge Energy Inc.(a)	185,203	2,370,598
SM Energy Co.	32,375	2,401,901
Southwestern Energy Co.(a)	178,081	7,652,141

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
Sunoco Inc.	61,940	2,823,845
Tesoro Corp.(a)	72,670	1,949,736
Ultra Petroleum Corp.(a)	78,185	3,850,611
Unit Corp.(a)	20,585	1,275,241
Valero Energy Corp.	290,838	8,672,789
Whiting Petroleum Corp.(a)	60,160	4,418,752

		695,040,676

OIL & GAS SERVICES – 2.23%
Baker Hughes Inc.	220,696	16,205,707
Cameron International Corp.(a)	125,633	7,173,644
Core Laboratories NV	22,904	2,340,102
Dresser-Rand Group Inc.(a)	42,461	2,276,759
Exterran Holdings Inc.(a)	32,580	773,123
FMC Technologies Inc.(a)	62,566	5,911,236
Halliburton Co.	467,407	23,295,565
National Oilwell Varco Inc.	215,540	17,085,856
Oceaneering International Inc.(a)	28,389	2,539,396
Oil States International Inc.(a)	25,736	1,959,539
Schlumberger Ltd.	702,705	65,534,268
SEACOR Holdings Inc.	10,938	1,011,328
Superior Energy Services Inc.(a)	40,449	1,658,409
Tidewater Inc.	26,717	1,599,012
Weatherford International Ltd.(a)	380,762	8,605,221

		157,969,165

PACKAGING & CONTAINERS – 0.25%
Ball Corp.	89,090	3,193,876
Bemis Co. Inc.	56,115	1,841,133
Crown Holdings Inc.(a)	83,183	3,209,200
Greif Inc. Class A	17,838	1,166,784
Owens-Illinois Inc.(a)	84,750	2,558,603
Packaging Corp. of America	53,142	1,535,272
Sealed Air Corp.	82,127	2,189,506
Sonoco Products Co.	51,436	1,863,526

		17,557,900

PHARMACEUTICALS – 4.72%
Abbott Laboratories	794,068	38,949,035
Allergan Inc.	156,405	11,107,883
AmerisourceBergen Corp.	145,391	5,751,668
Amylin Pharmaceuticals Inc.(a)	74,091	842,415
BioMarin Pharmaceutical Inc.(a)	52,375	1,316,184
Bristol-Myers Squibb Co.	884,624	23,380,612
Cardinal Health Inc.	186,251	7,660,504
Cephalon Inc.(a)(b)	38,631	2,927,457
Dendreon Corp.(a)	74,056	2,771,916
Eli Lilly and Co.	523,179	18,400,205
Endo Pharmaceuticals Holdings Inc.(a)	59,732	2,279,373
Express Scripts Inc.(a)	281,932	15,678,239
Forest Laboratories Inc.(a)	146,699	4,738,378
Gilead Sciences Inc.(a)	410,808	17,434,692
Herbalife Ltd.(b)	30,848	2,509,793
Hospira Inc.(a)	85,226	4,704,475
Mead Johnson Nutrition Co. Class A	105,238	6,096,437
Medco Health Solutions Inc.(a)	208,034	11,683,190
Merck & Co. Inc.	1,604,176	52,953,850
Mylan Inc.(a)	223,583	5,068,627
Omnicare Inc.	61,871	1,855,511
Perrigo Co.	41,587	3,306,998

Security	Shares	Value
Pfizer Inc.	4,149,675	84,279,899
SXC Health Solutions Corp.(a)	31,491	1,725,707
United Therapeutics Corp.(a)	25,469	1,706,932
VCA Antech Inc.(a)	44,344	1,116,582
Warner Chilcott PLC Class A	46,061	1,072,300
Watson Pharmaceuticals Inc.(a)	54,615	3,058,986

		334,377,848

PIPELINES – 0.43%
El Paso Corp.	362,103	6,517,854
ONEOK Inc.	54,709	3,658,938
Questar Corp.	90,114	1,572,490
Spectra Energy Corp.	333,273	9,058,360
Williams Companies Inc. (The)	300,507	9,369,808

		30,177,450

REAL ESTATE – 0.13%
CB Richard Ellis Group Inc. Class A(a)	146,467	3,910,669
Forest City Enterprises Inc. Class A(a)	65,613	1,235,492
Howard Hughes Corp. (The)(a)	15,117	1,067,865
Jones Lang LaSalle Inc.	21,593	2,153,686
St. Joe Co. (The)(a)(b)	47,614	1,193,683

		9,561,395

REAL ESTATE INVESTMENT TRUSTS – 2.06%
Alexandria Real Estate Equities Inc.	28,202	2,198,910
AMB Property Corp.	86,396	3,107,664
Annaly Capital Management Inc.(b)	407,927	7,118,326
Apartment Investment and Management Co. Class A	60,103	1,530,823
AvalonBay Communities Inc.	42,636	5,119,731
Boston Properties Inc.	71,529	6,784,526
Brandywine Realty Trust	67,756	822,558
BRE Properties Inc.(b)	32,834	1,549,108
Camden Property Trust(b)	35,853	2,037,167
Chimera Investment Corp.	518,714	2,054,107
CommonWealth REIT	36,979	960,345
Corporate Office Properties Trust	34,372	1,242,204
Developers Diversified Realty Corp.	102,618	1,436,652
Digital Realty Trust Inc.(b)	47,028	2,734,208
Douglas Emmett Inc.	63,022	1,181,663
Duke Realty Corp.	128,905	1,805,959
Equity Residential	145,535	8,209,629
Essex Property Trust Inc.	16,528	2,049,472
Federal Realty Investment Trust	31,488	2,568,161
General Growth Properties Inc.(a)	210,986	3,266,063
HCP Inc.	206,494	7,834,382
Health Care REIT Inc.(b)	90,752	4,759,035
Hospitality Properties Trust	63,503	1,470,094
Host Hotels & Resorts Inc.(b)	338,719	5,964,842
Kimco Realty Corp.	208,378	3,821,653
Liberty Property Trust(b)	58,162	1,913,530
Macerich Co. (The)	66,648	3,301,075
Mack-Cali Realty Corp.	44,712	1,515,737
Nationwide Health Properties Inc.	64,969	2,763,132
Piedmont Office Realty Trust Inc. Class A	26,607	516,442
ProLogis	292,337	4,671,545
Public Storage	72,155	8,002,711
Realty Income Corp.	65,171	2,277,726
Regency Centers Corp.	42,105	1,830,725
Senior Housing Properties Trust	72,989	1,681,667

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
Simon Property Group Inc.	150,575	16,135,617
SL Green Realty Corp.	39,983	3,006,722
Taubman Centers Inc.	27,975	1,498,901
UDR Inc.	93,448	2,277,328
Ventas Inc.(b)	80,581	4,375,548
Vornado Realty Trust	83,108	7,271,950
Weingarten Realty Investors	61,895	1,551,089

		146,218,727

RETAIL – 5.44%
Abercrombie & Fitch Co. Class A	45,257	2,656,586
Advance Auto Parts Inc.	42,168	2,767,064
Aeropostale Inc.(a)	45,179	1,098,753
American Eagle Outfitters Inc.	100,700	1,600,123
AutoNation Inc.(a)(b)	33,941	1,200,493
AutoZone Inc.(a)	12,940	3,539,866
Bed Bath & Beyond Inc.(a)	135,447	6,538,027
Best Buy Co. Inc.	166,984	4,795,780
Big Lots Inc.(a)	38,782	1,684,302
BJ’s Wholesale Club Inc.(a)	27,629	1,348,848
Brinker International Inc.	47,399	1,199,195
CarMax Inc.(a)	114,894	3,688,097
Chico’s FAS Inc.	92,045	1,371,470
Chipotle Mexican Grill Inc.(a)	16,169	4,403,950
Copart Inc.(a)	30,881	1,338,074
Costco Wholesale Corp.	226,592	16,613,725
CVS Caremark Corp.	700,058	24,025,991
Darden Restaurants Inc.	72,225	3,548,414
Dick’s Sporting Goods Inc.(a)	46,069	1,841,839
Dollar General Corp.(a)	35,840	1,123,584
Dollar Tree Inc.(a)	65,366	3,629,120
Family Dollar Stores Inc.	64,927	3,332,054
Foot Locker Inc.	80,700	1,591,404
GameStop Corp. Class A(a)(b)	78,300	1,763,316
Gap Inc. (The)	218,745	4,956,762
Home Depot Inc. (The)	871,107	32,283,225
J. Crew Group Inc. Escrow(a)(d)	28,808	3
J.C. Penney Co. Inc.	121,400	4,359,474
Kohl’s Corp.	150,746	7,995,568
Limited Brands Inc.	137,236	4,512,320
Lowe’s Companies Inc.	742,285	19,618,593
Macy’s Inc.	216,849	5,260,757
McDonald’s Corp.	553,433	42,110,717
MSC Industrial Direct Co. Inc. Class A	22,391	1,533,112
Nordstrom Inc.	85,906	3,855,461
O’Reilly Automotive Inc.(a)	70,958	4,077,247
Office Depot Inc.(a)	142,351	659,085
Panera Bread Co. Class A(a)	14,903	1,892,681
PetSmart Inc.	60,693	2,485,378
RadioShack Corp.	54,347	815,748
Ross Stores Inc.	62,864	4,470,888
Sears Holdings Corp.(a)(b)	22,948	1,896,652
Signet Jewelers Ltd.(a)	44,025	2,026,030
Staples Inc.	375,488	7,291,977
Starbucks Corp.	383,261	14,161,494
Target Corp.	357,971	17,902,130
Tiffany & Co.	64,924	3,988,931
TJX Companies Inc. (The)	209,841	10,435,393
Tractor Supply Co.	37,406	2,239,123
Urban Outfitters Inc.(a)	62,507	1,864,584
Wal-Mart Stores Inc.	996,855	51,886,303
Walgreen Co.	476,213	19,115,190

Security	Shares	Value
Wendy’s/Arby’s Group Inc. Class A	170,030	855,251
Williams-Sonoma Inc.	49,347	1,998,553
Yum! Brands Inc.	240,433	12,353,448

		385,602,153

SAVINGS & LOANS – 0.16%
Capitol Federal Financial Inc.	23,520	265,070
First Niagara Financial Group Inc.	107,684	1,462,349
Hudson City Bancorp Inc.	242,925	2,351,514
New York Community Bancorp Inc.	223,703	3,861,114
People’s United Financial Inc.	180,134	2,266,086
TFS Financial Corp.	41,449	440,188
Washington Federal Inc.	57,963	1,005,078

		11,651,399

SEMICONDUCTORS – 2.69%
Advanced Micro Devices Inc.(a)	309,109	2,658,337
Altera Corp.	164,601	7,245,736
Analog Devices Inc.	153,336	6,038,372
Applied Materials Inc.	690,904	10,791,921
Atmel Corp.(a)	236,682	3,225,976
Avago Technologies Ltd.	54,603	1,698,153
Broadcom Corp. Class A	277,080	10,911,410
Cree Inc.(a)(b)	55,341	2,554,541
Cypress Semiconductor Corp.(a)	89,201	1,728,715
Fairchild Semiconductor International Inc.(a)	64,409	1,172,244
Intel Corp.	2,862,396	57,734,527
International Rectifier Corp.(a)	36,181	1,196,144
Intersil Corp. Class A	63,792	794,210
KLA-Tencor Corp.	87,327	4,136,680
Lam Research Corp.(a)	65,004	3,683,127
Linear Technology Corp.	115,148	3,872,427
LSI Corp.(a)	316,279	2,150,697
Marvell Technology Group Ltd.(a)	278,124	4,324,828
Maxim Integrated Products Inc.	155,329	3,976,422
MEMC Electronic Materials Inc.(a)	117,042	1,516,864
Microchip Technology Inc.	94,653	3,597,761
Micron Technology Inc.(a)	439,578	5,037,564
National Semiconductor Corp.	122,087	1,750,728
Novellus Systems Inc.(a)	46,230	1,716,520
NVIDIA Corp.(a)	294,507	5,436,599
ON Semiconductor Corp.(a)	220,704	2,178,349
PMC-Sierra Inc.(a)	118,255	886,913
QLogic Corp.(a)	54,181	1,005,058
Rambus Inc.(a)	54,035	1,069,893
Rovi Corp.(a)	54,834	2,941,844
Silicon Laboratories Inc.(a)	23,651	1,021,960
Skyworks Solutions Inc.(a)	90,789	2,943,379
Teradyne Inc.(a)	92,795	1,652,679
Texas Instruments Inc.	628,725	21,728,736
Varian Semiconductor Equipment Associates Inc.(a)	38,426	1,870,193
Xilinx Inc.	132,975	4,361,580

		190,611,087

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	25,789	1,070,230

		1,070,230

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

Security	Shares	Value
SOFTWARE – 3.97%
Activision Blizzard Inc.	266,929	2,928,211
Adobe Systems Inc.(a)	270,749	8,978,037
Allscripts Healthcare Solutions Inc.(a)	59,719	1,253,502
ANSYS Inc.(a)	46,501	2,519,889
Autodesk Inc.(a)	117,787	5,195,584
Automatic Data Processing Inc.	258,721	13,274,974
BMC Software Inc.(a)	93,251	4,638,305
Broadridge Financial Solutions Inc.	64,896	1,472,490
CA Inc.	199,878	4,833,050
Cerner Corp.(a)	35,355	3,931,476
Citrix Systems Inc.(a)	95,562	7,019,984
Compuware Corp.(a)	115,162	1,330,121
Dun & Bradstreet Corp. (The)	25,899	2,078,136
Electronic Arts Inc.(a)	169,371	3,307,816
Emdeon Inc. Class A(a)	14,767	237,896
Fidelity National Information Services Inc.	135,605	4,432,927
Fiserv Inc.(a)	78,400	4,917,248
Global Payments Inc.	41,829	2,046,275
Informatica Corp.(a)	47,118	2,460,973
Intuit Inc.(a)	144,300	7,662,330
Microsoft Corp.	3,940,549	99,932,323
MSCI Inc. Class A(a)	56,711	2,088,099
Novell Inc.(a)	178,120	1,056,252
Nuance Communications Inc.(a)	116,987	2,288,266
Oracle Corp.	1,959,798	65,398,459
Paychex Inc.	165,813	5,199,896
Red Hat Inc.(a)	96,908	4,398,654
Salesforce.com Inc.(a)	58,917	7,870,133
SEI Investments Co.	76,686	1,831,262
Solera Holdings Inc.	35,901	1,834,541
Total System Services Inc.	84,846	1,528,925
VMware Inc. Class A(a)	37,827	3,084,414

		281,030,448

TELECOMMUNICATIONS – 5.14%
Amdocs Ltd.(a)	99,378	2,867,055
American Tower Corp. Class A(a)	207,504	10,752,857
AT&T Inc.	3,039,933	93,021,950
Atheros Communications Inc.(a)	35,847	1,600,569
CenturyLink Inc.	227,812	9,465,589
Ciena Corp.(a)(b)	47,774	1,240,213
Cisco Systems Inc.	2,938,077	50,388,020
Clearwire Corp. Class A(a)(b)	76,594	428,160
Corning Inc.	802,840	16,562,589
Crown Castle International Corp.(a)	149,445	6,358,885
EchoStar Corp. Class A(a)	18,973	718,128
Frontier Communications Corp.	506,625	4,164,457
Harris Corp.	66,698	3,308,221
JDS Uniphase Corp.(a)	111,057	2,314,428
Juniper Networks Inc.(a)	270,620	11,387,690
Leap Wireless International Inc.(a)	31,018	480,469
Level 3 Communications Inc.(a)	854,473	1,256,075
MetroPCS Communications Inc.(a)	129,432	2,101,976
Motorola Mobility Holdings Inc.(a)	149,244	3,641,554
Motorola Solutions Inc.(a)	170,791	7,632,650
NeuStar Inc. Class A(a)	33,937	868,108
NII Holdings Inc.(a)	85,939	3,581,078
Polycom Inc.(a)	43,702	2,265,949
QUALCOMM Inc.	843,878	46,269,831
Qwest Communications International Inc.	452,970	3,093,785

Security	Shares	Value
SBA Communications Corp. Class A(a)	60,108	2,385,085
Sprint Nextel Corp.(a)	1,515,281	7,030,904
Telephone and Data Systems Inc.	43,283	1,458,637
Tellabs Inc.	198,733	1,041,361
tw telecom inc.(a)	78,126	1,500,019
United States Cellular Corp.(a)	8,010	412,435
Verizon Communications Inc.	1,454,207	56,045,138
Virgin Media Inc.	170,536	4,739,195
Windstream Corp.	262,161	3,374,012

		363,757,072

TEXTILES – 0.05%
Cintas Corp.	68,390	2,070,165
Mohawk Industries Inc.(a)	28,850	1,764,178

		3,834,343

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	62,900	2,946,236
Mattel Inc.	187,377	4,671,309

		7,617,545

TRANSPORTATION – 1.72%
Alexander & Baldwin Inc.	21,224	968,876
C.H. Robinson Worldwide Inc.	85,366	6,328,182
Con-way Inc.	27,659	1,086,722
CSX Corp.	190,558	14,977,859
Expeditors International of Washington Inc.	109,570	5,493,840
FedEx Corp.	161,099	15,070,811
Frontline Ltd.(b)	26,645	659,997
J.B. Hunt Transport Services Inc.	46,891	2,129,789
Kansas City Southern Industries Inc.(a)	52,589	2,863,471
Kirby Corp.(a)	27,840	1,594,954
Landstar System Inc.	25,806	1,178,818
Norfolk Southern Corp.	190,345	13,185,198
Ryder System Inc.	27,284	1,380,570
Teekay Corp.	21,839	806,514
Union Pacific Corp.	260,359	25,601,100
United Parcel Service Inc. Class B	367,366	27,302,641
UTi Worldwide Inc.	52,332	1,059,200

		121,688,542

TRUCKING & LEASING – 0.01%
GATX Corp.	23,842	921,732

		921,732

WATER – 0.06%
American Water Works Co. Inc.	89,630	2,514,121
Aqua America Inc.	70,203	1,606,947

		4,121,068

TOTAL COMMON STOCKS
(Cost: $7,003,483,287)		7,074,637,316

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2011

SHORT-TERM INVESTMENTS – 1.22%

MONEY MARKET FUNDS – 1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(c)(e)(f)	68,749,702	68,749,702
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(e)(f)	9,425,621	9,425,621
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(e)	7,847,787	7,847,787

		86,023,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,023,110)		86,023,110

TOTAL INVESTMENTS IN SECURITIES – 101.10%
(Cost: $7,089,506,397)		7,160,660,426

Other Assets, Less Liabilities – (1.10)%		(77,750,807)

NET ASSETS – 100.00%		$7,082,909,619

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.26%
Interpublic Group of Companies Inc. (The)	956,975	$12,029,176
Lamar Advertising Co. Class A(a)	23,425	865,319
Omnicom Group Inc.	451,159	22,133,861

		35,028,356

AEROSPACE & DEFENSE – 2.18%
Alliant Techsystems Inc.	60,076	4,245,571
Boeing Co. (The)	1,204,070	89,016,895
Goodrich Corp.	68,877	5,891,050
Lockheed Martin Corp.	446,117	35,867,807
Rockwell Collins Inc.	161,968	10,500,385
Spirit AeroSystems Holdings Inc. Class A(a)	30,500	782,935
TransDigm Group Inc.(a)	96,325	8,074,925
United Technologies Corp.	1,670,222	141,384,292

		295,763,860

AGRICULTURE – 2.50%
Altria Group Inc.	2,377,738	61,892,520
Monsanto Co.	1,068,420	77,204,029
Philip Morris International Inc.	3,053,767	200,418,729

		339,515,278

AIRLINES – 0.25%
AMR Corp.(a)	213,054	1,376,329
Copa Holdings SA Class A	38,774	2,047,267
Delta Air Lines Inc.(a)	1,634,267	16,015,817
Southwest Airlines Co.	195,566	2,469,998
United Continental Holdings Inc.(a)(b)	534,738	12,293,627

		34,203,038

APPAREL – 0.85%
Coach Inc.	597,521	31,094,993
Guess? Inc.	125,855	4,952,394
Hanesbrands Inc.(a)	187,461	5,068,945
Nike Inc. Class B	704,822	53,355,025
Phillips-Van Heusen Corp.	110,965	7,216,054
Polo Ralph Lauren Corp.	109,384	13,525,332

		115,212,743

AUTO MANUFACTURERS – 1.19%
Ford Motor Co.(a)	7,184,176	107,116,064
Navistar International Corp.(a)	139,120	9,645,189
Oshkosh Corp.(a)	176,408	6,241,315
PACCAR Inc.	714,585	37,408,525
Tesla Motors Inc.(a)(b)	20,848	577,490

		160,988,583

AUTO PARTS & EQUIPMENT – 0.71%
Autoliv Inc.	56,630	4,203,645
BorgWarner Inc.(a)	201,699	16,073,393

Security	Shares	Value
Federal-Mogul Corp. Class A(a)	8,684	216,232
Goodyear Tire & Rubber Co. (The)(a)	475,313	7,120,189
Johnson Controls Inc.	1,242,302	51,642,494
Lear Corp.	61,540	3,007,460
TRW Automotive Holdings Corp.(a)	104,469	5,754,152
WABCO Holdings Inc.(a)	126,289	7,784,454

		95,802,019

BANKS – 0.08%
Bank of Hawaii Corp.	30,063	1,437,613
Northern Trust Corp.	188,844	9,583,833

		11,021,446

BEVERAGES – 2.71%
Brown-Forman Corp. Class B NVS	155,971	10,652,819
Coca-Cola Co. (The)	3,077,362	204,182,969
Coca-Cola Enterprises Inc.	406,371	11,093,928
Dr Pepper Snapple Group Inc.	136,000	5,053,760
Green Mountain Coffee Roasters Inc.(a)(b)	216,139	13,964,741
Hansen Natural Corp.(a)	109,595	6,600,907
PepsiCo Inc.	1,816,076	116,973,455

		368,522,579

BIOTECHNOLOGY – 1.28%
Alexion Pharmaceuticals Inc.(a)	175,188	17,287,552
Celgene Corp.(a)	906,199	52,133,628
Charles River Laboratories International Inc.(a)	26,569	1,019,718
Genzyme Corp.(a)	397,755	30,289,043
Human Genome Sciences Inc.(a)(b)	366,415	10,058,092
Illumina Inc.(a)(b)	250,540	17,555,338
Life Technologies Corp.(a)	253,404	13,283,438
Myriad Genetics Inc.(a)	180,068	3,628,370
Regeneron Pharmaceuticals Inc.(a)	137,729	6,189,541
Talecris Biotherapeutics Holdings Corp.(a)	100,337	2,689,032
Vertex Pharmaceuticals Inc.(a)	396,436	19,001,178

		173,134,930

BUILDING MATERIALS – 0.18%
Armstrong World Industries Inc.	2,925	135,340
Eagle Materials Inc.	86,507	2,617,702
Lennox International Inc.	92,221	4,848,980
Martin Marietta Materials Inc.(b)	89,177	7,996,502
Masco Corp.	212,256	2,954,603
Owens Corning(a)	123,819	4,456,246
USG Corp.(a)(b)	53,637	893,592

		23,902,965

CHEMICALS – 2.21%
Air Products and Chemicals Inc.	415,853	37,501,623
Airgas Inc.	163,252	10,843,198
Albemarle Corp.	178,754	10,684,127
Ashland Inc.	13,568	783,688
Celanese Corp. Series A	306,286	13,589,910
CF Industries Holdings Inc.	100,128	13,696,509
E.I. du Pont de Nemours and Co.	612,132	33,648,896
Eastman Chemical Co.	29,511	2,931,032
Ecolab Inc.	456,689	23,300,273
FMC Corp.	97,462	8,277,448

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value
International Flavors & Fragrances Inc.	155,915	9,713,504
Lubrizol Corp.	126,757	16,980,368
Mosaic Co. (The)	309,790	24,395,962
PPG Industries Inc.	53,178	5,063,077
Praxair Inc.	599,161	60,874,758
RPM International Inc.	125,925	2,988,200
Sherwin-Williams Co. (The)	111,399	9,356,402
Sigma-Aldrich Corp.	219,158	13,947,215
Valspar Corp. (The)	19,416	759,166

		299,335,356

COAL – 0.25%
Alpha Natural Resources Inc.(a)(b)	31,218	1,853,413
Arch Coal Inc.	224,692	8,097,900
CONSOL Energy Inc.	202,578	10,864,258
Walter Energy Inc.	98,445	13,332,406

		34,147,977

COMMERCIAL SERVICES – 2.23%
Aaron’s Inc.	78,476	1,990,151
Alliance Data Systems Corp.(a)(b)	104,455	8,971,640
Apollo Group Inc. Class A(a)	238,740	9,957,845
Booz Allen Hamilton Holding Corp.(a)	20,513	369,439
Career Education Corp.(a)	120,881	2,746,416
Corrections Corp. of America(a)	38,737	945,183
DeVry Inc.	124,461	6,854,067
Education Management Corp.(a)(b)	43,817	917,528
Emergency Medical Services Corp. Class A(a)	57,868	3,679,826
FleetCor Technologies Inc.(a)	18,385	600,454
FTI Consulting Inc.(a)	74,647	2,861,219
Gartner Inc.(a)	142,497	5,937,850
Genpact Ltd.(a)	128,353	1,858,551
Green Dot Corp. Class A(a)(b)	7,635	327,618
H&R Block Inc.	250,846	4,199,162
Hertz Global Holdings Inc.(a)	322,065	5,033,876
Hillenbrand Inc.	121,308	2,608,122
Iron Mountain Inc.	358,565	11,197,985
ITT Educational Services Inc.(a)(b)	57,427	4,143,358
KAR Auction Services Inc.(a)	9,881	151,575
Lender Processing Services Inc.	178,261	5,738,222
MasterCard Inc. Class A	190,590	47,975,315
McKesson Corp.	213,932	16,911,325
Monster Worldwide Inc.(a)(b)	123,054	1,956,559
Moody’s Corp.	401,384	13,610,931
Morningstar Inc.	43,041	2,512,734
Pharmaceutical Product Development Inc.	207,155	5,740,265
R.R. Donnelley & Sons Co.	22,750	430,430
Robert Half International Inc.	293,680	8,986,608
SAIC Inc.(a)(b)	568,476	9,618,614
Strayer Education Inc.(b)	27,218	3,551,677
Towers Watson & Co. Class A	12,629	700,404
Verisk Analytics Inc. Class A(a)	194,700	6,378,372
Visa Inc. Class A	914,386	67,317,097
VistaPrint NV(a)	85,253	4,424,631
Weight Watchers International Inc.	63,457	4,448,336
Western Union Co.	1,316,606	27,345,907

		302,999,292

COMPUTERS – 11.80%
Accenture PLC Class A	1,197,158	65,807,775
Apple Inc.(a)	1,782,084	620,967,170

Security	Shares	Value
Cadence Design Systems Inc.(a)	531,362	5,180,780
Cognizant Technology Solutions Corp. Class A(a)	586,366	47,730,192
Dell Inc.(a)	3,332,324	48,352,021
Diebold Inc.	28,527	1,011,567
DST Systems Inc.	69,023	3,645,795
EMC Corp.(a)	4,025,745	106,883,530
FactSet Research Systems Inc.(b)	91,241	9,555,670
Hewlett-Packard Co.	4,289,824	175,754,089
IHS Inc. Class A(a)	94,807	8,414,121
International Business Machines Corp.	2,511,429	409,538,727
MICROS Systems Inc.(a)	157,183	7,769,556
NCR Corp.(a)	314,231	5,920,112
NetApp Inc.(a)	720,373	34,707,571
SanDisk Corp.(a)	450,437	20,760,641
Seagate Technology PLC(a)	640,279	9,220,018
Synopsys Inc.(a)	19,220	531,433
Teradata Corp.(a)	326,371	16,547,010
Western Digital Corp.(a)	103,290	3,851,684

		1,602,149,462

COSMETICS & PERSONAL CARE – 0.96%
Alberto-Culver Co.	37,983	1,415,627
Avon Products Inc.	838,903	22,683,937
Colgate-Palmolive Co.	803,937	64,925,952
Estee Lauder Companies Inc. (The) Class A	216,133	20,826,576
Procter & Gamble Co. (The)	338,064	20,824,742

		130,676,834

DISTRIBUTION & WHOLESALE – 0.31%
Fastenal Co.(b)	259,239	16,806,464
Ingram Micro Inc. Class A(a)	18,517	389,413
LKQ Corp.(a)	279,784	6,742,794
W.W. Grainger Inc.	114,961	15,827,830
WESCO International Inc.(a)(b)	26,703	1,668,938

		41,435,439

DIVERSIFIED FINANCIAL SERVICES – 2.37%
Affiliated Managers Group Inc.(a)	100,037	10,941,047
American Express Co.	2,053,786	92,831,127
Ameriprise Financial Inc.	101,625	6,207,255
BlackRock Inc.(c)	62,131	12,488,952
CBOE Holdings Inc.	8,860	256,674
Charles Schwab Corp. (The)	1,937,582	34,934,604
Eaton Vance Corp.	230,884	7,443,700
Federated Investors Inc. Class B(b)	117,680	3,147,940
Franklin Resources Inc.	291,160	36,418,293
Greenhill & Co. Inc.(b)	57,431	3,778,386
Interactive Brokers Group Inc. Class A	20,447	324,903
IntercontinentalExchange Inc.(a)	144,706	17,876,979
Invesco Ltd.	278,533	7,119,304
Janus Capital Group Inc.	31,109	387,929
Lazard Ltd. Class A(b)	180,483	7,504,483
LPL Investment Holdings Inc.(a)	7,182	257,187
Morgan Stanley	942,588	25,751,504
NASDAQ OMX Group Inc. (The)(a)	22,051	569,798
NYSE Euronext Inc.	111,029	3,904,890
T. Rowe Price Group Inc.	508,297	33,761,087
TD Ameritrade Holding Corp.	456,966	9,536,880
Waddell & Reed Financial Inc. Class A	169,692	6,891,192

		322,334,114

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value
ELECTRIC – 0.09%
Calpine Corp.(a)	318,678	5,057,420
ITC Holdings Corp.	86,308	6,032,929
Ormat Technologies Inc.(b)	20,515	519,645

		11,609,994

ELECTRICAL COMPONENTS & EQUIPMENT – 0.78%
AMETEK Inc.	311,872	13,681,825
Emerson Electric Co.	1,475,012	86,184,951
General Cable Corp.(a)	36,268	1,570,404
Hubbell Inc. Class B	46,918	3,332,585
SunPower Corp. Class A(a)(b)	76,170	1,305,554

		106,075,319

ELECTRONICS – 0.97%
Agilent Technologies Inc.(a)	681,830	30,532,347
Amphenol Corp. Class A	340,271	18,507,340
Arrow Electronics Inc.(a)	24,786	1,038,038
AVX Corp.	8,969	133,728
Dolby Laboratories Inc. Class A(a)	104,631	5,148,891
FLIR Systems Inc.(b)	300,488	10,399,890
Garmin Ltd.(b)	14,131	478,476
Gentex Corp.	273,102	8,261,335
Itron Inc.(a)	73,074	4,124,296
Jabil Circuit Inc.	248,020	5,067,049
Mettler-Toledo International Inc.(a)	65,920	11,338,240
National Instruments Corp.	170,541	5,588,628
PerkinElmer Inc.	104,381	2,742,089
Thomas & Betts Corp.(a)	17,706	1,052,976
Trimble Navigation Ltd.(a)	237,453	12,000,875
Waters Corp.(a)	181,916	15,808,500

		132,222,698

ENERGY – ALTERNATE SOURCES – 0.13%
Covanta Holding Corp.	14,457	246,926
First Solar Inc.(a)(b)	108,568	17,462,077

		17,709,003

ENGINEERING & CONSTRUCTION – 0.20%
AECOM Technology Corp.(a)	62,125	1,722,726
Chicago Bridge & Iron Co. NV	79,706	3,240,846
Fluor Corp.	20,841	1,535,148
Jacobs Engineering Group Inc.(a)	147,913	7,607,165
KBR Inc.	16,666	629,475
McDermott International Inc.(a)	358,140	9,093,175
Shaw Group Inc. (The)(a)	95,532	3,382,788

		27,211,323

ENTERTAINMENT – 0.14%
Bally Technologies Inc.(a)	107,629	4,073,758
DreamWorks Animation SKG Inc. Class A(a)	144,471	4,035,075
International Game Technology	583,047	9,462,853
International Speedway Corp. Class A	20,027	596,804
Madison Square Garden Inc. Class A(a)	37,690	1,017,253
Regal Entertainment Group Class A	37,982	512,757

		19,698,500

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.24%
Nalco Holding Co.	253,456	6,921,883
Republic Services Inc.	190,342	5,717,874
Stericycle Inc.(a)	165,566	14,680,737
Waste Connections Inc.	179,533	5,168,755

		32,489,249

FOOD – 1.17%
Campbell Soup Co.	207,282	6,863,107
ConAgra Foods Inc.	87,720	2,083,350
Flowers Foods Inc.	56,626	1,541,926
General Mills Inc.	773,336	28,265,431
H.J. Heinz Co.	253,496	12,375,675
Hershey Co. (The)	175,831	9,556,415
Kellogg Co.	451,417	24,367,490
Kroger Co. (The)	72,980	1,749,330
McCormick & Co. Inc. NVS	129,674	6,202,307
Sara Lee Corp.	868,869	15,352,915
Sysco Corp.	1,158,510	32,090,727
Whole Foods Market Inc.	273,579	18,028,856

		158,477,529

FOREST PRODUCTS & PAPER – 0.22%
International Paper Co.	665,434	20,082,798
Plum Creek Timber Co. Inc.(b)	134,992	5,887,001
Rayonier Inc.	46,959	2,926,015
Temple-Inland Inc.	38,741	906,540

		29,802,354

HAND & MACHINE TOOLS – 0.11%
Kennametal Inc.	119,201	4,648,839
Lincoln Electric Holdings Inc.	83,220	6,318,063
Regal Beloit Corp.	62,875	4,642,061

		15,608,963

HEALTH CARE – PRODUCTS – 3.64%
Alcon Inc.	135,807	22,477,417
Alere Inc.(a)	47,509	1,859,502
Baxter International Inc.	973,002	52,318,317
Becton, Dickinson and Co.	433,009	34,476,177
C.R. Bard Inc.	170,705	16,952,714
CareFusion Corp.(a)	76,712	2,163,278
Cooper Companies Inc. (The)	16,887	1,172,802
Covidien PLC	981,655	50,987,161
DENTSPLY International Inc.	286,527	10,598,634
Edwards Lifesciences Corp.(a)	222,143	19,326,441
Gen-Probe Inc.(a)	97,432	6,464,613
Henry Schein Inc.(a)	178,864	12,550,887
Hill-Rom Holdings Inc.	103,670	3,937,387
IDEXX Laboratories Inc.(a)	112,952	8,722,153
Intuitive Surgical Inc.(a)	76,697	25,575,382
Johnson & Johnson	810,189	48,003,698
Kinetic Concepts Inc.(a)	10,494	571,083
Medtronic Inc.	1,658,906	65,277,951
Patterson Companies Inc.	200,436	6,452,035
ResMed Inc.(a)(b)	296,704	8,901,120
St. Jude Medical Inc.	647,109	33,170,807
Stryker Corp.	616,827	37,503,082
TECHNE Corp.	73,154	5,237,826
Thoratec Corp.(a)	111,761	2,897,963
Varian Medical Systems Inc.(a)	241,783	16,354,202

		493,952,632

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value
HEALTH CARE – SERVICES – 0.61%
Brookdale Senior Living Inc.(a)	22,692	635,376
Community Health Systems Inc.(a)	128,219	5,127,478
Covance Inc.(a)(b)	120,794	6,609,848
DaVita Inc.(a)	190,209	16,264,772
Health Management Associates Inc. Class A(a)	492,169	5,364,642
Laboratory Corp. of America Holdings(a)(b)	204,620	18,851,641
Lincare Holdings Inc.	193,714	5,745,557
MEDNAX Inc.(a)	87,307	5,815,519
Quest Diagnostics Inc.	218,222	12,595,774
Tenet Healthcare Corp.(a)	659,825	4,915,696
Universal Health Services Inc. Class B	11,764	581,259

		82,507,562

HOME BUILDERS – 0.08%
NVR Inc.(a)	11,434	8,644,104
Thor Industries Inc.	65,291	2,178,761

		10,822,865

HOME FURNISHINGS – 0.11%
Harman International Industries Inc.	64,366	3,013,616
Tempur-Pedic International Inc.(a)	133,467	6,761,438
Whirlpool Corp.	62,675	5,349,938

		15,124,992

HOUSEHOLD PRODUCTS & WARES – 0.71%
Avery Dennison Corp.	11,836	496,639
Church & Dwight Co. Inc.	138,676	11,002,554
Clorox Co. (The)(b)	260,149	18,228,640
Fortune Brands Inc.	35,882	2,220,737
Fossil Inc.(a)	99,388	9,307,686
Kimberly-Clark Corp.	642,071	41,907,974
Scotts Miracle-Gro Co. (The) Class A	89,746	5,191,806
Tupperware Brands Corp.	123,927	7,399,681

		95,755,717

HOUSEWARES – 0.03%
Toro Co. (The)	61,041	4,042,135

		4,042,135

INSURANCE – 0.93%
ACE Ltd.	101,073	6,539,423
Aflac Inc.	868,991	45,865,345
Aon Corp.	115,538	6,118,892
Arch Capital Group Ltd.(a)	5,296	525,310
Arthur J. Gallagher & Co.	50,265	1,528,559
Axis Capital Holdings Ltd.	66,115	2,308,736
Brown & Brown Inc.	118,782	3,064,576
Endurance Specialty Holdings Ltd.(b)	8,098	395,344
Erie Indemnity Co. Class A	40,118	2,852,791
Genworth Financial Inc. Class A(a)	178,525	2,402,947
Hartford Financial Services Group Inc. (The)	72,614	1,955,495
Marsh & McLennan Companies Inc.	977,414	29,136,711

Security	Shares	Value
MetLife Inc.	398,855	17,840,784
Travelers Companies Inc. (The)	98,458	5,856,282
Validus Holdings Ltd.	14,277	475,852

		126,867,047

INTERNET – 4.25%
Akamai Technologies Inc.(a)	355,951	13,526,138
Amazon.com Inc.(a)	685,159	123,417,691
eBay Inc.(a)	856,160	26,575,206
Equinix Inc.(a)	88,845	8,093,779
Expedia Inc.	166,298	3,768,313
F5 Networks Inc.(a)	156,733	16,076,104
Google Inc. Class A(a)	477,160	279,715,964
IAC/InterActiveCorp(a)	55,091	1,701,761
Netflix Inc.(a)(b)	78,086	18,532,150
Priceline.com Inc.(a)	92,911	47,053,847
Symantec Corp.(a)	148,344	2,750,298
VeriSign Inc.	336,678	12,191,110
WebMD Health Corp.(a)(b)	115,831	6,187,692
Yahoo! Inc.(a)	1,076,679	17,926,705

		577,516,758

IRON & STEEL – 0.44%
AK Steel Holding Corp.	31,728	500,668
Allegheny Technologies Inc.	192,716	13,050,727
Carpenter Technology Corp.	85,682	3,659,478
Cliffs Natural Resources Inc.	265,209	26,064,740
Nucor Corp.	264,386	12,167,044
Reliance Steel & Aluminum Co.	16,337	943,952
Schnitzer Steel Industries Inc. Class A	8,468	550,505
United States Steel Corp.	52,550	2,834,547

		59,771,661

LEISURE TIME – 0.29%
Carnival Corp.	319,569	12,258,667
Harley-Davidson Inc.	461,347	19,602,634
Royal Caribbean Cruises Ltd.(a)	99,827	4,118,862
WMS Industries Inc.(a)	112,947	3,992,676

		39,972,839

LODGING – 0.66%
Choice Hotels International Inc.	3,313	128,710
Las Vegas Sands Corp.(a)	681,396	28,768,539
Marriott International Inc. Class A	531,703	18,917,993
MGM Resorts International(a)(b)	93,978	1,235,811
Starwood Hotels & Resorts Worldwide Inc.	370,930	21,558,452
Wynn Resorts Ltd.	147,958	18,827,655

		89,437,160

MACHINERY – 2.67%
Babcock & Wilcox Co. (The)(a)	179,366	5,987,237
Bucyrus International Inc.	146,998	13,442,967
Caterpillar Inc.	1,230,260	136,989,451
CNH Global NV(a)	8,471	411,267
Cummins Inc.	392,800	43,058,736
Deere & Co.	785,412	76,098,569
Flowserve Corp.	93,193	12,003,258
Gardner Denver Inc.	96,686	7,544,408

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Graco Inc.	118,061	5,370,595
IDEX Corp.	130,741	5,706,845
Joy Global Inc.	201,786	19,938,475
Manitowoc Co. Inc. (The)	258,070	5,646,572
Rockwell Automation Inc.	279,236	26,429,687
Wabtec Corp.	14,300	969,969
Zebra Technologies Corp. Class A(a)	64,157	2,517,521

		362,115,557

MANUFACTURING – 3.91%
3M Co.	1,396,495	130,572,283
Carlisle Companies Inc.	9,083	404,648
Cooper Industries PLC	328,234	21,302,387
Danaher Corp.	964,332	50,048,831
Donaldson Co. Inc.	151,093	9,260,490
Dover Corp.	230,821	15,174,173
Eaton Corp.	171,123	9,487,059
General Electric Co.	4,850,899	97,260,525
Harsco Corp.	11,325	399,659
Honeywell International Inc.	1,500,499	89,594,795
Illinois Tool Works Inc.	863,002	46,360,467
Leggett & Platt Inc.	171,954	4,212,873
Pall Corp.	228,795	13,180,880
Parker Hannifin Corp.	89,392	8,463,635
Pentair Inc.	99,927	3,776,241
Roper Industries Inc.	183,758	15,887,717
SPX Corp.	18,800	1,492,532
Teleflex Inc.	12,629	732,229
Textron Inc.(b)	276,201	7,565,145
Tyco International Ltd.	135,229	6,054,202

		531,230,771

MEDIA – 1.39%
CBS Corp. Class B NVS	157,596	3,946,204
DIRECTV Class A(a)	1,516,048	70,951,046
Discovery Communications Inc. Series A(a)(b)	407,465	16,257,854
John Wiley & Sons Inc. Class A	81,827	4,160,085
McGraw-Hill Companies Inc. (The)	433,111	17,064,573
Meredith Corp.	29,824	1,011,630
News Corp. Class A NVS	933,996	16,400,970
Nielsen Holdings NV(a)	53,166	1,451,964
Scripps Networks Interactive Inc. Class A	175,188	8,775,167
Sirius XM Radio Inc.(a)(b)	7,598,904	12,614,181
Thomson Reuters Corp.	237,010	9,300,272
Time Warner Inc.	460,266	16,431,496
Viacom Inc. Class B NVS	234,022	10,886,703

		189,252,145

METAL FABRICATE & HARDWARE – 0.38%
Precision Castparts Corp.	278,467	40,984,773
Timken Co. (The)	125,201	6,548,013
Valmont Industries Inc.	43,244	4,513,376

		52,046,162

MINING – 1.34%
Alcoa Inc.	288,373	5,089,784
Compass Minerals International Inc.	64,297	6,013,698
Freeport-McMoRan Copper & Gold Inc.	1,840,911	102,262,606
Newmont Mining Corp.	931,633	50,848,529

Security	Shares	Value
Royal Gold Inc.	16,024	839,658
Southern Copper Corp.	330,791	13,320,954
Titanium Metals Corp.(a)	166,530	3,094,127

		181,469,356

OFFICE & BUSINESS EQUIPMENT – 0.06%
Pitney Bowes Inc.	291,166	7,480,055

		7,480,055

OIL & GAS – 8.68%
Atlas Energy Inc. Escrow(a)(d)	111,549	11,155
Atwood Oceanics Inc.(a)	21,984	1,020,717
Chevron Corp.	208,466	22,395,502
Cimarex Energy Co.	164,285	18,932,204
Concho Resources Inc.(a)	201,032	21,570,734
ConocoPhillips	1,116,342	89,151,072
Continental Resources Inc.(a)	57,706	4,124,248
Diamond Offshore Drilling Inc.	43,436	3,374,977
EOG Resources Inc.	524,579	62,167,857
EQT Corp.	271,532	13,549,447
EXCO Resources Inc.	286,167	5,912,210
Exxon Mobil Corp.	9,172,988	771,723,480
Forest Oil Corp.(a)	140,865	5,328,923
Holly Corp.	58,840	3,575,118
Marathon Oil Corp.	371,172	19,787,179
Murphy Oil Corp.	44,041	3,233,490
Nabors Industries Ltd.(a)	223,408	6,787,135
Occidental Petroleum Corp.	322,865	33,736,164
Petrohawk Energy Corp.(a)	420,257	10,313,107
Pride International Inc.(a)	136,587	5,866,412
Quicksilver Resources Inc.(a)	12,923	184,928
Range Resources Corp.	312,555	18,271,965
Rowan Companies Inc.(a)	30,789	1,360,258
SandRidge Energy Inc.(a)	414,354	5,303,731
SM Energy Co.	83,283	6,178,766
Southwestern Energy Co.(a)	678,064	29,136,410
Ultra Petroleum Corp.(a)	297,631	14,658,327
Whiting Petroleum Corp.(a)	16,256	1,194,003

		1,178,849,519

OIL & GAS SERVICES – 2.89%
Baker Hughes Inc.	229,893	16,881,043
Cameron International Corp.(a)	272,735	15,573,168
Core Laboratories NV	87,339	8,923,426
Dresser-Rand Group Inc.(a)	146,085	7,833,078
Exterran Holdings Inc.(a)	13,645	323,796
FMC Technologies Inc.(a)	238,282	22,512,883
Halliburton Co.	1,779,453	88,687,937
Oil States International Inc.(a)	6,038	459,733
Schlumberger Ltd.	2,335,364	217,796,047
Superior Energy Services Inc.(a)	10,827	443,907
Weatherford International Ltd.(a)	583,436	13,185,654

		392,620,672

PACKAGING & CONTAINERS – 0.13%
Ball Corp.	73,435	2,632,645
Crown Holdings Inc.(a)	316,974	12,228,857
Owens-Illinois Inc.(a)	100,396	3,030,955

		17,892,457

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value
PHARMACEUTICALS – 3.65%
Abbott Laboratories	2,726,715	133,745,371
Allergan Inc.	595,497	42,292,197
AmerisourceBergen Corp.	553,554	21,898,596
Amylin Pharmaceuticals Inc.(a)	281,244	3,197,744
BioMarin Pharmaceutical Inc.(a)	198,177	4,980,188
Cardinal Health Inc.	243,603	10,019,391
Dendreon Corp.(a)	282,089	10,558,591
Eli Lilly and Co.	458,016	16,108,423
Express Scripts Inc.(a)	1,073,378	59,690,551
Gilead Sciences Inc.(a)	1,560,753	66,238,357
Herbalife Ltd.(b)	117,345	9,547,189
Hospira Inc.(a)	325,277	17,955,290
Mead Johnson Nutrition Co. Class A	55,161	3,195,477
Medco Health Solutions Inc.(a)	792,063	44,482,258
Mylan Inc.(a)	716,671	16,246,932
Omnicare Inc.	23,976	719,040
Perrigo Co.	158,001	12,564,240
SXC Health Solutions Corp.(a)	119,591	6,553,587
United Therapeutics Corp.(a)	97,251	6,517,762
VCA Antech Inc.(a)	169,222	4,261,010
Warner Chilcott PLC Class A	175,453	4,084,546

		494,856,740

PIPELINES – 0.14%
El Paso Corp.	252,226	4,540,068
Williams Companies Inc. (The)	470,749	14,677,954

		19,218,022

REAL ESTATE – 0.22%
CB Richard Ellis Group Inc. Class A(a)	557,511	14,885,544
Howard Hughes Corp. (The)(a)	46,971	3,318,031
Jones Lang LaSalle Inc.	82,229	8,201,521
St. Joe Co. (The)(a)(b)	161,991	4,061,114

		30,466,210

REAL ESTATE INVESTMENT TRUSTS – 0.84%
AMB Property Corp.	30,423	1,094,315
Apartment Investment and Management Co. Class A	112,205	2,857,862
Digital Realty Trust Inc.(b)	169,466	9,852,753
Equity Residential	35,273	1,989,750
Essex Property Trust Inc.	24,480	3,035,520
Federal Realty Investment Trust	71,529	5,833,905
General Growth Properties Inc.(a)	656,591	10,164,029
ProLogis	69,038	1,103,227
Public Storage	249,242	27,643,430
Simon Property Group Inc.	396,693	42,509,622
UDR Inc.	22,984	560,120
Ventas Inc.(b)	83,218	4,518,738
Vornado Realty Trust	28,274	2,473,975

		113,637,246

RETAIL – 8.80%
Abercrombie & Fitch Co. Class A	131,812	7,737,364
Advance Auto Parts Inc.	160,444	10,528,335
Aeropostale Inc.(a)	172,162	4,186,980
American Eagle Outfitters Inc.	93,459	1,485,064
AutoNation Inc.(a)(b)	43,642	1,543,618
AutoZone Inc.(a)	48,772	13,342,068

Security	Shares	Value
Bed Bath & Beyond Inc.(a)	515,792	24,897,280
Best Buy Co. Inc.	636,334	18,275,513
Big Lots Inc.(a)	148,228	6,437,542
BJ’s Wholesale Club Inc.(a)	8,353	407,793
Brinker International Inc.	157,409	3,982,448
CarMax Inc.(a)	437,362	14,039,320
Chico’s FAS Inc.	348,348	5,190,385
Chipotle Mexican Grill Inc.(a)	61,525	16,757,564
Copart Inc.(a)	117,529	5,092,532
Costco Wholesale Corp.	862,681	63,251,771
CVS Caremark Corp.	295,715	10,148,939
Darden Restaurants Inc.	275,789	13,549,514
Dick’s Sporting Goods Inc.(a)	175,678	7,023,606
Dollar General Corp.(a)	136,124	4,267,487
Dollar Tree Inc.(a)	248,824	13,814,708
Family Dollar Stores Inc.	247,680	12,710,938
Gap Inc. (The)	741,708	16,807,103
Home Depot Inc. (The)	3,316,287	122,901,596
J. Crew Group Inc. Escrow(a)(d)	108,839	11
J.C. Penney Co. Inc.	150,978	5,421,620
Kohl’s Corp.	423,465	22,460,584
Limited Brands Inc.	523,432	17,210,444
Lowe’s Companies Inc.	2,153,359	56,913,278
Macy’s Inc.	81,336	1,973,211
McDonald’s Corp.	2,106,885	160,312,880
MSC Industrial Direct Co. Inc. Class A	85,444	5,850,351
Nordstrom Inc.	327,423	14,694,744
O’Reilly Automotive Inc.(a)	270,392	15,536,724
Office Depot Inc.(a)	59,620	276,041
Panera Bread Co. Class A(a)	56,825	7,216,775
PetSmart Inc.	231,545	9,481,768
Ross Stores Inc.	239,411	17,026,910
Staples Inc.	1,429,737	27,765,493
Starbucks Corp.	1,459,178	53,916,627
Target Corp.	1,360,102	68,018,701
Tiffany & Co.	247,148	15,184,773
TJX Companies Inc. (The)	798,956	39,732,082
Tractor Supply Co.	142,578	8,534,719
Urban Outfitters Inc.(a)	238,598	7,117,378
Wal-Mart Stores Inc.	2,292,116	119,304,638
Walgreen Co.	1,651,646	66,297,070
Wendy’s/Arby’s Group Inc. Class A	252,625	1,270,704
Williams-Sonoma Inc.	188,949	7,652,435
Yum! Brands Inc.	915,410	47,033,766

		1,194,583,195

SAVINGS & LOANS – 0.01%
Capitol Federal Financial Inc.	7,769	87,557
Hudson City Bancorp Inc.	79,450	769,076

		856,633

SEMICONDUCTORS – 4.00%
Advanced Micro Devices Inc.(a)	452,394	3,890,588
Altera Corp.	626,564	27,581,347
Analog Devices Inc.	583,931	22,995,203
Applied Materials Inc.	2,630,564	41,089,410
Atmel Corp.(a)	806,311	10,990,019
Avago Technologies Ltd.	208,476	6,483,604
Broadcom Corp. Class A	1,054,955	41,544,128
Cree Inc.(a)(b)	210,221	9,703,801
Cypress Semiconductor Corp.(a)	339,914	6,587,533
Intel Corp.	7,453,372	150,334,513

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Intersil Corp. Class A	84,561	1,052,785
KLA-Tencor Corp.	18,139	859,244
Lam Research Corp.(a)	247,490	14,022,783
Linear Technology Corp.	438,958	14,762,158
Marvell Technology Group Ltd.(a)(b)	1,060,251	16,486,903
Maxim Integrated Products Inc.	591,155	15,133,568
MEMC Electronic Materials Inc.(a)	187,585	2,431,102
Microchip Technology Inc.(b)	360,297	13,694,889
National Semiconductor Corp.	423,751	6,076,589
Novellus Systems Inc.(a)	156,612	5,815,004
NVIDIA Corp.(a)	1,121,611	20,704,939
ON Semiconductor Corp.(a)	840,731	8,298,015
PMC-Sierra Inc.(a)	23,333	174,998
QLogic Corp.(a)	205,570	3,813,324
Rambus Inc.(a)	200,073	3,961,445
Rovi Corp.(a)	208,874	11,206,090
Silicon Laboratories Inc.(a)	89,805	3,880,474
Skyworks Solutions Inc.(a)	345,774	11,209,993
Teradyne Inc.(a)(b)	354,020	6,305,096
Texas Instruments Inc.	1,084,256	37,471,887
Varian Semiconductor Equipment Associates Inc.(a)	146,377	7,124,169
Xilinx Inc.(b)	506,829	16,623,991

		542,309,592

SOFTWARE – 6.60%
Activision Blizzard Inc.	276,812	3,036,628
Adobe Systems Inc.(a)	1,030,892	34,184,379
Allscripts Healthcare Solutions Inc.(a)	228,183	4,789,561
ANSYS Inc.(a)	177,027	9,593,093
Autodesk Inc.(a)	449,461	19,825,725
Automatic Data Processing Inc.	985,029	50,541,838
BMC Software Inc.(a)	354,970	17,656,208
Broadridge Financial Solutions Inc.	226,972	5,149,995
CA Inc.	621,125	15,018,802
Cerner Corp.(a)(b)	134,929	15,004,105
Citrix Systems Inc.(a)	363,740	26,720,340
Compuware Corp.(a)	247,616	2,859,965
Dun & Bradstreet Corp. (The)	98,690	7,918,886
Electronic Arts Inc.(a)	605,950	11,834,203
Emdeon Inc. Class A(a)	50,624	815,553
Fiserv Inc.(a)	198,984	12,480,276
Global Payments Inc.	159,886	7,821,623
Informatica Corp.(a)	179,627	9,381,918
Intuit Inc.(a)	549,432	29,174,839
Microsoft Corp.	10,035,645	254,503,957
MSCI Inc. Class A(a)	216,131	7,957,943
Nuance Communications Inc.(a)	446,017	8,724,093
Oracle Corp.	7,460,705	248,963,726
Paychex Inc.	632,699	19,841,441
Red Hat Inc.(a)	368,905	16,744,598
Salesforce.com Inc.(a)	224,338	29,967,070
SEI Investments Co.	293,788	7,015,657
Solera Holdings Inc.	137,359	7,019,045
VMware Inc. Class A(a)	143,728	11,719,581

		896,265,048

TELECOMMUNICATIONS – 4.24%
Amdocs Ltd.(a)	105,073	3,031,356
American Tower Corp. Class A(a)	790,055	40,940,650
Atheros Communications Inc.(a)	137,357	6,132,990
Ciena Corp.(a)(b)	180,326	4,681,263
Cisco Systems Inc.	11,184,978	191,822,373

Security	Shares	Value
Clearwire Corp. Class A(a)(b)	225,672	1,261,506
Corning Inc.	381,797	7,876,472
Crown Castle International Corp.(a)	568,743	24,200,015
Frontier Communications Corp.	739,068	6,075,139
Harris Corp.	253,909	12,593,886
JDS Uniphase Corp.(a)	421,625	8,786,665
Juniper Networks Inc.(a)	1,030,356	43,357,381
Level 3 Communications Inc.(a)	1,244,649	1,829,634
MetroPCS Communications Inc.(a)	234,442	3,807,338
NeuStar Inc. Class A(a)	135,238	3,459,388
NII Holdings Inc.(a)	258,470	10,770,445
Polycom Inc.(a)	166,667	8,641,684
QUALCOMM Inc.	3,212,575	176,145,487
SBA Communications Corp. Class A(a)	228,944	9,084,498
tw telecom inc.(a)	296,086	5,684,851
Windstream Corp.	414,239	5,331,256

		575,514,277

TEXTILES – 0.01%
Mohawk Industries Inc.(a)	13,068	799,108

		799,108

TOYS, GAMES & HOBBIES – 0.16%
Hasbro Inc.	239,264	11,207,126
Mattel Inc.	413,886	10,318,178

		21,525,304

TRANSPORTATION – 1.67%
C.H. Robinson Worldwide Inc.	325,057	24,096,475
Con-way Inc.	7,868	309,134
Expeditors International of Washington Inc.	417,291	20,922,971
FedEx Corp.	396,208	37,065,258
Frontline Ltd.(b)	82,590	2,045,754
J.B. Hunt Transport Services Inc.	178,907	8,125,956
Kansas City Southern Industries Inc.(a)	118,549	6,454,993
Kirby Corp.(a)	6,633	380,005
Landstar System Inc.	98,462	4,497,744
Ryder System Inc.	54,583	2,761,900
Union Pacific Corp.	123,785	12,171,779
United Parcel Service Inc. Class B	1,398,572	103,941,871
UTi Worldwide Inc.	167,804	3,396,353

		226,170,193

TRUCKING & LEASING – 0.01%
GATX Corp.	24,637	952,466

		952,466

TOTAL COMMON STOCKS
(Cost: $11,606,359,791)		13,562,961,299

SHORT-TERM INVESTMENTS – 2.36%

MONEY MARKET FUNDS – 2.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(c)(e)(f)	269,301,840	269,301,840
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(e)(f)	36,921,428	36,921,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(e)	13,773,453	13,773,453

		319,996,721

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2011

Security	Shares	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,996,721)		319,996,721

TOTAL INVESTMENTS IN SECURITIES – 102.28%
(Cost: $11,926,356,512)		13,882,958,020

Other Assets, Less Liabilities – (2.28)%		(309,351,556)

NET ASSETS – 100.00%		$13,573,606,464

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	70,977	$1,032,716
Lamar Advertising Co. Class A(a)	79,161	2,924,207
Omnicom Group Inc.	99,418	4,877,447

		8,834,370

AEROSPACE & DEFENSE – 1.66%
Alliant Techsystems Inc.	4,129	291,796
BE Aerospace Inc.(a)	169,401	6,018,818
Boeing Co. (The)	253,679	18,754,488
General Dynamics Corp.	607,639	46,520,842
Goodrich Corp.	158,204	13,531,188
L-3 Communications Holdings Inc.	191,721	15,013,671
Lockheed Martin Corp.	110,857	8,912,903
Northrop Grumman Corp.	529,597	33,211,028
Raytheon Co.	635,287	32,317,050
Rockwell Collins Inc.	131,198	8,505,566
Spirit AeroSystems Holdings Inc. Class A(a)	158,352	4,064,896
United Technologies Corp.	141,023	11,937,597

		199,079,843

AGRICULTURE – 1.49%
Altria Group Inc.	1,526,921	39,745,754
Archer-Daniels-Midland Co.	1,130,626	40,713,842
Bunge Ltd.(b)	253,569	18,340,646
Lorillard Inc.	268,818	25,540,398
Philip Morris International Inc.	514,496	33,766,372
Reynolds American Inc.	590,545	20,982,064

		179,089,076

AIRLINES – 0.16%
AMR Corp.(a)(b)	397,320	2,566,687
Copa Holdings SA Class A	18,854	995,491
Southwest Airlines Co.	1,135,606	14,342,704
United Continental Holdings Inc.(a)	74,230	1,706,548

		19,611,430

APPAREL – 0.13%
VF Corp.	154,943	15,266,534

		15,266,534

AUTO MANUFACTURERS – 0.00%
Tesla Motors Inc.(a)(b)	7,955	220,354

		220,354

AUTO PARTS & EQUIPMENT – 0.17%
Autoliv Inc.	98,770	7,331,697
BorgWarner Inc.(a)	15,447	1,230,972
Federal-Mogul Corp. Class A(a)	27,317	680,193
Johnson Controls Inc.	67,781	2,817,656
Lear Corp.	129,722	6,339,514

Security	Shares	Value
TRW Automotive Holdings Corp.(a)	44,302	2,440,154

		20,840,186

BANKS – 8.29%
Associated Banc-Corp	304,107	4,515,989
BancorpSouth Inc.(b)	149,195	2,305,063
Bank of America Corp.	17,651,906	235,299,907
Bank of Hawaii Corp.	57,488	2,749,076
Bank of New York Mellon Corp. (The)	2,134,042	63,743,835
BB&T Corp.	1,216,983	33,406,183
BOK Financial Corp.	44,304	2,289,631
CapitalSource Inc.	571,803	4,025,493
City National Corp.	80,225	4,576,836
Comerica Inc.	310,297	11,394,106
Commerce Bancshares Inc.	133,959	5,417,302
Cullen/Frost Bankers Inc.	92,361	5,451,146
East West Bancorp Inc.	260,082	5,711,401
Fifth Third Bancorp	1,614,288	22,406,317
First Citizens BancShares Inc. Class A	9,592	1,923,963
First Horizon National Corp.	463,251	5,193,044
Fulton Financial Corp.	348,562	3,872,524
Huntington Bancshares Inc.	1,518,476	10,082,681
KeyCorp	1,671,756	14,845,193
M&T Bank Corp.	129,491	11,456,069
Marshall & Ilsley Corp.	926,710	7,404,413
Northern Trust Corp.	255,761	12,979,871
PNC Financial Services Group Inc. (The)(c)	925,614	58,304,426
Popular Inc.(a)	1,799,383	5,236,205
Regions Financial Corp.	2,210,101	16,045,333
State Street Corp.	882,146	39,643,641
SunTrust Banks Inc.	942,108	27,170,395
Synovus Financial Corp.	1,322,916	3,174,998
TCF Financial Corp.	279,012	4,425,130
U.S. Bancorp	3,372,319	89,130,391
Valley National Bancorp	282,555	3,944,468
Wells Fargo & Co.	8,561,755	271,407,633
Wilmington Trust Corp.	164,020	741,370
Zions Bancorporation(b)	321,542	7,414,759

		997,688,792

BEVERAGES – 1.48%
Brown-Forman Corp. Class B NVS	46,194	3,155,050
Coca-Cola Co. (The)	941,316	62,456,317
Coca-Cola Enterprises Inc.	229,991	6,278,754
Constellation Brands Inc. Class A(a)	322,507	6,540,442
Dr Pepper Snapple Group Inc.	277,215	10,301,310
Hansen Natural Corp.(a)	18,027	1,085,766
Molson Coors Brewing Co. Class B NVS	232,124	10,884,294
PepsiCo Inc.	1,205,786	77,664,676

		178,366,609

BIOTECHNOLOGY – 1.18%
Amgen Inc.(a)	1,685,267	90,077,521
Bio-Rad Laboratories Inc. Class A(a)	34,311	4,122,124
Biogen Idec Inc.(a)	425,398	31,219,959
Charles River Laboratories International Inc.(a)	77,708	2,982,433
Genzyme Corp.(a)	112,139	8,539,385
Life Technologies Corp.(a)	94,429	4,949,968

		141,891,390

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
BUILDING MATERIALS – 0.10%
Armstrong World Industries Inc.	32,696	1,512,844
Masco Corp.(b)	441,815	6,150,065
Owens Corning(a)	89,911	3,235,897
USG Corp.(a)(b)	70,866	1,180,627

		12,079,433

CHEMICALS – 1.80%
Ashland Inc.	125,716	7,261,356
Cabot Corp.	115,025	5,324,507
CF Industries Holdings Inc.	34,976	4,784,367
Cytec Industries Inc.	86,223	4,687,945
Dow Chemical Co. (The)	2,031,727	76,697,694
E.I. du Pont de Nemours and Co.	1,044,233	57,401,488
Eastman Chemical Co.	100,938	10,025,162
FMC Corp.	40,303	3,422,934
Huntsman Corp.	329,847	5,732,741
Intrepid Potash Inc.(a)(b)	78,865	2,746,079
PPG Industries Inc.	244,560	23,284,558
RPM International Inc.	113,446	2,692,074
Sherwin-Williams Co. (The)	62,253	5,228,629
Sigma-Aldrich Corp.	16,029	1,020,086
Valspar Corp. (The)	156,860	6,133,226

		216,442,846

COAL – 0.62%
Alpha Natural Resources Inc.(a)(b)	184,696	10,965,402
Arch Coal Inc.	83,908	3,024,044
CONSOL Energy Inc.	214,870	11,523,478
Massey Energy Co.	180,954	12,370,015
Peabody Energy Corp.	472,636	34,010,887
Walter Energy Inc.	22,113	2,994,764

		74,888,590

COMMERCIAL SERVICES – 0.69%
Aaron’s Inc.	56,811	1,440,727
Booz Allen Hamilton Holding Corp.(a)	6,171	111,140
Convergys Corp.(a)	174,328	2,503,350
CoreLogic Inc.(a)	205,874	3,808,669
Corrections Corp. of America(a)	165,518	4,038,639
Education Management Corp.(a)(b)	31,956	669,159
Equifax Inc.	222,781	8,655,042
FleetCor Technologies Inc.(a)	9,096	297,075
FTI Consulting Inc.(a)	16,093	616,845
Green Dot Corp. Class A(a)(b)	2,559	109,807
H&R Block Inc.(b)	317,754	5,319,202
Hertz Global Holdings Inc.(a)	50,599	790,862
KAR Auction Services Inc.(a)	41,798	641,181
Manpower Inc.	144,031	9,056,669
McKesson Corp.	252,823	19,985,658
Monster Worldwide Inc.(a)(b)	113,395	1,802,980
Quanta Services Inc.(a)	369,514	8,288,199
R.R. Donnelley & Sons Co.	343,483	6,498,698
Service Corp. International	423,193	4,680,515
Towers Watson & Co. Class A	63,121	3,500,691

		82,815,108

COMPUTERS – 0.40%
Brocade Communications Systems Inc.(a)	820,712	5,047,379

Security	Shares	Value
Computer Sciences Corp.	271,042	13,207,876
Diebold Inc.	91,330	3,238,562
Lexmark International Inc. Class A(a)	138,147	5,116,965
Seagate Technology PLC(a)	222,418	3,202,819
Synopsys Inc.(a)	247,015	6,829,965
Western Digital Corp.(a)	310,682	11,585,332

		48,228,898

COSMETICS & PERSONAL CARE – 2.57%
Alberto-Culver Co.	117,170	4,366,926
Colgate-Palmolive Co.	140,695	11,362,528
Procter & Gamble Co. (The)	4,762,913	293,395,441

		309,124,895

DISTRIBUTION & WHOLESALE – 0.24%
Central European Distribution Corp.(a)	122,336	1,388,513
Genuine Parts Co.	279,211	14,976,878
Ingram Micro Inc. Class A(a)	259,794	5,463,468
Tech Data Corp.(a)	81,552	4,147,735
WESCO International Inc.(a)(b)	50,310	3,144,375

		29,120,969

DIVERSIFIED FINANCIAL SERVICES – 7.65%
Ameriprise Financial Inc.	361,877	22,103,447
BlackRock Inc.(c)	108,357	21,780,841
Capital One Financial Corp.	802,692	41,707,876
CBOE Holdings Inc.(b)	12,214	353,840
CIT Group Inc.(a)	351,937	14,974,919
Citigroup Inc.(a)	37,219,778	164,511,419
CME Group Inc.	115,505	34,830,533
Discover Financial Services	956,003	23,058,792
E*TRADE Financial Corp.(a)	387,111	6,050,545
Federated Investors Inc. Class B(b)	48,752	1,304,116
Goldman Sachs Group Inc. (The)	905,689	143,524,536
Interactive Brokers Group Inc. Class A	45,040	715,686
Invesco Ltd.	574,088	14,673,689
Janus Capital Group Inc.	296,499	3,697,342
Jefferies Group Inc.(b)	205,132	5,115,992
JPMorgan Chase & Co.	7,000,173	322,707,975
Legg Mason Inc.	272,459	9,833,045
LPL Investment Holdings Inc.(a)	23,565	843,863
Morgan Stanley	1,815,952	49,611,809
NASDAQ OMX Group Inc. (The)(a)	181,309	4,685,025
NYSE Euronext Inc.	359,911	12,658,070
Raymond James Financial Inc.	174,660	6,678,998
SLM Corp.(a)	926,324	14,172,757

		919,595,115

ELECTRIC – 5.76%
AES Corp. (The)(a)	1,178,251	15,317,263
Alliant Energy Corp.	194,736	7,581,072
Ameren Corp.	418,784	11,755,267
American Electric Power Co. Inc.	841,702	29,577,408
Calpine Corp.(a)	328,336	5,210,692
CenterPoint Energy Inc.	739,928	12,993,136
CMS Energy Corp.	429,537	8,436,107
Consolidated Edison Inc.	495,859	25,149,968
Constellation Energy Group Inc.	325,164	10,122,355
Dominion Resources Inc.	1,049,056	46,892,803

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
DPL Inc.	209,130	5,732,253
DTE Energy Co.	296,237	14,503,763
Duke Energy Corp.	2,308,779	41,904,339
Edison International	573,045	20,967,717
Entergy Corp.	314,175	21,115,702
Exelon Corp.	1,162,591	47,945,253
FirstEnergy Corp.	734,974	27,260,186
GenOn Energy Inc.(a)	1,349,937	5,143,260
Great Plains Energy Inc.	238,392	4,772,608
Hawaiian Electric Industries Inc.	163,921	4,065,241
Integrys Energy Group Inc.	135,465	6,842,337
ITC Holdings Corp.	10,707	748,419
MDU Resources Group Inc.	330,910	7,601,003
NextEra Energy Inc.	729,098	40,187,882
Northeast Utilities	309,588	10,711,745
NRG Energy Inc.(a)	448,711	9,665,235
NSTAR	187,826	8,690,709
NV Energy Inc.	413,001	6,149,585
OGE Energy Corp.	170,889	8,640,148
Ormat Technologies Inc.	16,465	417,058
Pepco Holdings Inc.	392,352	7,317,365
PG&E Corp.	689,427	30,458,885
Pinnacle West Capital Corp.	190,690	8,159,625
PPL Corp.	848,196	21,459,359
Progress Energy Inc.	505,058	23,303,376
Public Service Enterprise Group Inc.	889,323	28,022,568
SCANA Corp.	198,389	7,810,575
Southern Co.	1,450,901	55,293,837
TECO Energy Inc.	376,179	7,057,118
Westar Energy Inc.	209,445	5,533,537
Wisconsin Energy Corp.	410,932	12,533,426
Xcel Energy Inc.	848,789	20,277,569

		693,327,754

ELECTRICAL COMPONENTS & EQUIPMENT – 0.20%
Energizer Holdings Inc.(a)	123,256	8,770,897
General Cable Corp.(a)	59,135	2,560,545
Hubbell Inc. Class B	63,209	4,489,735
Molex Inc.	233,934	5,876,422
SunPower Corp. Class A(a)(b)	106,476	1,824,999

		23,522,598

ELECTRONICS – 0.66%
Arrow Electronics Inc.(a)	180,041	7,540,117
Avnet Inc.(a)	267,086	9,104,962
AVX Corp.	77,935	1,162,011
Garmin Ltd.(b)	185,481	6,280,387
Itron Inc.(a)	4,827	272,436
Jabil Circuit Inc.	93,394	1,908,039
PerkinElmer Inc.	112,953	2,967,275
Thermo Fisher Scientific Inc.(a)	721,598	40,084,769
Thomas & Betts Corp.(a)	76,849	4,570,210
Vishay Intertechnology Inc.(a)	269,255	4,776,584
Vishay Precision Group Inc.(a)	21,211	332,376

		78,999,166

ENERGY – ALTERNATE SOURCES – 0.03%
Covanta Holding Corp.	214,607	3,665,488

		3,665,488

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.45%
AECOM Technology Corp.(a)	123,517	3,425,127
Chicago Bridge & Iron Co. NV	104,911	4,265,681
Fluor Corp.	295,501	21,766,604
Jacobs Engineering Group Inc.(a)	87,096	4,479,347
KBR Inc.	249,865	9,437,401
McDermott International Inc.(a)	85,364	2,167,392
Shaw Group Inc. (The)(a)	63,140	2,235,787
URS Corp.(a)	145,642	6,706,814

		54,484,153

ENTERTAINMENT – 0.07%
International Speedway Corp. Class A	34,338	1,023,272
Madison Square Garden Inc. Class A(a)	72,417	1,954,535
Penn National Gaming Inc.(a)	120,008	4,447,497
Regal Entertainment Group Class A	109,244	1,474,794

		8,900,098

ENVIRONMENTAL CONTROL – 0.37%
Republic Services Inc.	400,856	12,041,714
Waste Connections Inc.	43,173	1,242,951
Waste Management Inc.	849,350	31,714,729

		44,999,394

FOOD – 2.19%
Campbell Soup Co.	125,322	4,149,411
ConAgra Foods Inc.	704,148	16,723,515
Corn Products International Inc.	132,231	6,852,210
Dean Foods Co.(a)	319,854	3,198,540
Flowers Foods Inc.	83,748	2,280,458
General Mills Inc.	472,732	17,278,355
H.J. Heinz Co.	328,235	16,024,433
Hershey Co. (The)	112,549	6,117,038
Hormel Foods Corp.	243,094	6,767,737
J.M. Smucker Co. (The)	209,575	14,961,559
Kellogg Co.	48,138	2,598,489
Kraft Foods Inc. Class A	2,821,861	88,493,561
Kroger Co. (The)	1,069,401	25,633,542
McCormick & Co. Inc. NVS	116,708	5,582,144
Ralcorp Holdings Inc.(a)	96,570	6,608,285
Safeway Inc.	652,973	15,370,984
Sara Lee Corp.	314,821	5,562,887
Smithfield Foods Inc.(a)	241,782	5,817,275
SUPERVALU Inc.(b)	371,864	3,320,746
Tyson Foods Inc. Class A	525,342	10,081,313

		263,422,482

FOREST PRODUCTS & PAPER – 0.51%
Domtar Corp.	74,073	6,798,420
International Paper Co.	170,182	5,136,093
MeadWestvaco Corp.	300,411	9,111,466
Plum Creek Timber Co. Inc.(b)	164,866	7,189,806
Rayonier Inc.	99,218	6,182,273
Temple-Inland Inc.	154,492	3,615,113
Weyerhaeuser Co.	942,372	23,182,351

		61,215,522

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
GAS – 0.65%
AGL Resources Inc.	136,892	5,453,777
Atmos Energy Corp.	163,604	5,578,896
Energen Corp.	126,464	7,982,408
National Fuel Gas Co.	129,347	9,571,678
NiSource Inc.	487,324	9,346,874
Sempra Energy	435,353	23,291,386
Southern Union Co.	218,742	6,260,396
UGI Corp.	191,975	6,315,978
Vectren Corp.	143,016	3,890,035

		77,691,428

HAND & MACHINE TOOLS – 0.25%
Kennametal Inc.	36,540	1,425,060
Regal Beloit Corp.	10,971	809,989
Snap-on Inc.	101,674	6,106,540
Stanley Black & Decker Inc.	282,106	21,609,320

		29,950,909

HEALTH CARE – PRODUCTS – 2.94%
Alere Inc.(a)	105,524	4,130,209
Baxter International Inc.	175,217	9,421,418
Beckman Coulter Inc.	123,211	10,235,138
Boston Scientific Corp.(a)	2,667,182	19,177,039
CareFusion Corp.(a)	248,407	7,005,077
Cooper Companies Inc. (The)	64,763	4,497,790
Hill-Rom Holdings Inc.	17,514	665,182
Hologic Inc.(a)	455,781	10,118,338
Johnson & Johnson	4,124,657	244,385,927
Kinetic Concepts Inc.(a)	100,422	5,464,965
Medtronic Inc.	447,616	17,613,690
Zimmer Holdings Inc.(a)	340,028	20,581,895

		353,296,668

HEALTH CARE – SERVICES – 1.81%
Aetna Inc.	703,627	26,336,759
Brookdale Senior Living Inc.(a)	129,756	3,633,168
Community Health Systems Inc.(a)	51,403	2,055,606
Coventry Health Care Inc.(a)	260,299	8,300,935
Health Net Inc.(a)	166,900	5,457,630
Humana Inc.(a)	299,363	20,937,448
LifePoint Hospitals Inc.(a)	90,746	3,646,174
MEDNAX Inc.(a)	4,948	329,586
Quest Diagnostics Inc.	30,849	1,780,604
Tenet Healthcare Corp.(a)	236,112	1,759,035
UnitedHealth Group Inc.	1,999,719	90,387,299
Universal Health Services Inc. Class B	147,244	7,275,326
WellPoint Inc.	660,212	46,076,196

		217,975,766

HOLDING COMPANIES – DIVERSIFIED – 0.11%
Leucadia National Corp.	342,736	12,866,309

		12,866,309

HOME BUILDERS – 0.20%
D.R. Horton Inc.	489,518	5,702,885
KB Home	132,460	1,647,802
Lennar Corp. Class A	280,429	5,081,373

Security	Shares	Value
M.D.C. Holdings Inc.	65,101	1,650,310
Pulte Group Inc.(a)	594,782	4,401,387
Toll Brothers Inc.(a)	253,463	5,010,964

		23,494,721

HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	64,062	2,999,383
Whirlpool Corp.	75,466	6,441,778

		9,441,161

HOUSEHOLD PRODUCTS & WARES – 0.32%
Avery Dennison Corp.	183,206	7,687,324
Clorox Co. (The)	14,288	1,001,160
Fortune Brands Inc.	235,571	14,579,489
Jarden Corp.	162,548	5,781,832
Kimberly-Clark Corp.	151,540	9,891,016

		38,940,821

HOUSEWARES – 0.08%
Newell Rubbermaid Inc.	510,111	9,758,423

		9,758,423

INSURANCE – 7.03%
ACE Ltd.	504,992	32,672,982
Aflac Inc.	45,629	2,408,299
Alleghany Corp.(a)	12,038	3,984,337
Allied World Assurance Co. Holdings Ltd.	67,109	4,207,063
Allstate Corp. (The)	945,458	30,046,655
American Financial Group Inc.	143,167	5,013,708
American International Group Inc.(a)(b)	213,054	7,486,718
American National Insurance Co.	12,374	979,650
Aon Corp.	473,910	25,098,274
Arch Capital Group Ltd.(a)(b)	76,820	7,619,776
Arthur J. Gallagher & Co.	136,800	4,160,088
Aspen Insurance Holdings Ltd.	124,213	3,423,310
Assurant Inc.	178,934	6,890,748
Assured Guaranty Ltd.	326,775	4,868,947
Axis Capital Holdings Ltd.	151,168	5,278,787
Berkshire Hathaway Inc. Class B(a)	3,042,886	254,476,556
Brown & Brown Inc.	92,855	2,395,659
Chubb Corp. (The)	536,137	32,870,559
CIGNA Corp.	486,633	21,548,109
Cincinnati Financial Corp.	257,107	8,433,110
CNA Financial Corp.	46,430	1,372,007
Endurance Specialty Holdings Ltd.(b)	55,512	2,710,096
Erie Indemnity Co. Class A	14,078	1,001,087
Everest Re Group Ltd.	96,580	8,516,424
Fidelity National Financial Inc. Class A	403,795	5,705,623
Genworth Financial Inc. Class A(a)	701,610	9,443,671
Hanover Insurance Group Inc. (The)	79,037	3,576,424
Hartford Financial Services Group Inc. (The)	715,542	19,269,546
HCC Insurance Holdings Inc.	202,257	6,332,667
Lincoln National Corp.	532,135	15,985,335
Loews Corp.	553,472	23,849,108
Markel Corp.(a)	17,275	7,159,624
Marsh & McLennan Companies Inc.	74,705	2,226,956
MBIA Inc.(a)(b)	269,527	2,706,051
Mercury General Corp.	47,008	1,839,423
MetLife Inc.	786,355	35,173,659

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
Old Republic International Corp.	454,920	5,772,935
OneBeacon Insurance Group Ltd.(b)	41,046	555,352
PartnerRe Ltd.	120,433	9,543,111
Principal Financial Group Inc.	562,415	18,059,146
Progressive Corp. (The)	1,179,032	24,912,946
Protective Life Corp.	150,768	4,002,890
Prudential Financial Inc.	816,821	50,299,837
Reinsurance Group of America Inc.	128,763	8,083,741
RenaissanceRe Holdings Ltd.	96,849	6,681,613
StanCorp Financial Group Inc.	83,359	3,844,517
Symetra Financial Corp.	61,443	835,625
Torchmark Corp.	138,175	9,185,874
Transatlantic Holdings Inc.	113,182	5,508,568
Travelers Companies Inc. (The)	675,496	40,178,502
Unitrin Inc.	89,425	2,761,444
Unum Group	549,431	14,422,564
Validus Holdings Ltd.	101,652	3,388,061
W.R. Berkley Corp.	211,415	6,809,677
Wesco Financial Corp.	2,403	935,248
White Mountains Insurance Group Ltd.	12,658	4,610,044
XL Group PLC	565,620	13,914,252

		845,036,983

INTERNET – 0.93%
AOL Inc.(a)	188,165	3,674,862
eBay Inc.(a)	1,253,794	38,917,766
Expedia Inc.	212,497	4,815,182
IAC/InterActiveCorp(a)	76,973	2,377,696
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,050,206	16,845,304
Symantec Corp.(a)	1,272,967	23,600,808
Yahoo! Inc.(a)	1,325,107	22,063,032

		112,294,650

INVESTMENT COMPANIES – 0.05%
Ares Capital Corp.	359,006	6,067,201

		6,067,201

IRON & STEEL – 0.37%
AK Steel Holding Corp.	164,948	2,602,879
Nucor Corp.	316,511	14,565,836
Reliance Steel & Aluminum Co.	115,493	6,673,186
Schnitzer Steel Industries Inc. Class A	30,631	1,991,321
Steel Dynamics Inc.	380,911	7,149,700
United States Steel Corp.	204,908	11,052,738

		44,035,660

LEISURE TIME – 0.20%
Carnival Corp.	481,447	18,468,307
Royal Caribbean Cruises Ltd.(a)	141,624	5,843,406

		24,311,713

LODGING – 0.17%
Choice Hotels International Inc.	45,620	1,772,337
Hyatt Hotels Corp. Class A(a)	76,629	3,298,112
MGM Resorts International(a)(b)	441,374	5,804,068
Wyndham Worldwide Corp.	316,634	10,072,128

		20,946,645

Security	Shares	Value
MACHINERY – 0.28%
AGCO Corp.(a)	163,440	8,984,297
Babcock & Wilcox Co. (The)(a)	41,697	1,391,846
CNH Global NV(a)	37,521	1,821,644
Deere & Co.	41,844	4,054,265
Flowserve Corp.	14,752	1,900,058
Gardner Denver Inc.	5,186	404,663
IDEX Corp.	25,102	1,095,702
Terex Corp.(a)	191,328	7,086,789
Wabtec Corp.	71,278	4,834,787
Zebra Technologies Corp. Class A(a)	43,711	1,715,220

		33,289,271

MANUFACTURING – 3.90%
AptarGroup Inc.	119,372	5,984,118
Carlisle Companies Inc.	99,389	4,427,780
Crane Co.	86,676	4,197,719
Danaher Corp.	69,081	3,585,304
Dover Corp.	120,935	7,950,267
Eaton Corp.	435,601	24,149,720
General Electric Co.	14,426,381	289,248,939
Harsco Corp.	131,177	4,629,236
Ingersoll-Rand PLC	566,014	27,344,136
ITT Corp.	322,776	19,382,699
Leggett & Platt Inc.	106,771	2,615,890
Parker Hannifin Corp.	203,100	19,229,508
Pentair Inc.	83,425	3,152,631
SPX Corp.	70,683	5,611,523
Teleflex Inc.	59,441	3,446,389
Textron Inc.(b)	233,224	6,388,005
Trinity Industries Inc.	139,771	5,125,403
Tyco International Ltd.	717,973	32,143,651

		468,612,918

MEDIA – 4.97%
Cablevision NY Group Class A	414,199	14,335,427
CBS Corp. Class B NVS	1,053,477	26,379,064
Central European Media Enterprises Ltd. Class A(a)(b)	66,645	1,406,210
Comcast Corp. Class A	4,949,230	122,344,966
Discovery Communications Inc. Series A(a)	134,558	5,368,864
DISH Network Corp. Class A(a)	351,889	8,572,016
Gannett Co. Inc.	418,354	6,371,531
John Wiley & Sons Inc. Class A	5,818	295,787
Liberty Global Inc. Series A(a)(b)	416,679	17,254,677
Liberty Media Corp. - Liberty Capital Group Series A(a)	122,140	8,998,054
Liberty Media Corp. - Starz Series A(a)	90,285	7,006,116
McGraw-Hill Companies Inc. (The)	165,392	6,516,445
Meredith Corp.(b)	36,420	1,235,366
New York Times Co. (The) Class A(a)	238,260	2,256,322
News Corp. Class A NVS	3,180,815	55,855,111
Nielsen Holdings NV(a)	96,606	2,638,310
Thomson Reuters Corp.	444,750	17,451,990
Time Warner Cable Inc.	623,257	44,463,154
Time Warner Inc.	1,592,328	56,846,110
Viacom Inc. Class B NVS	857,547	39,893,087
Walt Disney Co. (The)	3,445,786	148,478,919
Washington Post Co. (The) Class B(b)	9,825	4,299,027

		598,266,553

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.05%
Commercial Metals Co.	200,378	3,460,528
Timken Co. (The)	39,828	2,083,004

		5,543,532

MINING – 0.35%
Alcoa Inc.	1,535,222	27,096,668
Royal Gold Inc.	79,697	4,176,123
Vulcan Materials Co.(b)	224,922	10,256,443

		41,529,234

OFFICE & BUSINESS EQUIPMENT – 0.24%
Pitney Bowes Inc.	104,128	2,675,049
Xerox Corp.	2,424,642	25,822,437

		28,497,486

OIL & GAS – 10.96%
Anadarko Petroleum Corp.	870,357	71,299,645
Apache Corp.	671,760	87,946,819
Atlas Energy Inc. Escrow(a)(d)	37,542	3,754
Atwood Oceanics Inc.(a)	78,979	3,666,995
Cabot Oil & Gas Corp.	182,930	9,689,802
Chesapeake Energy Corp.	1,144,474	38,362,769
Chevron Corp.	3,346,742	359,540,493
Cobalt International Energy Inc.(a)	129,457	2,176,172
Comstock Resources Inc.(a)(b)	83,088	2,570,743
ConocoPhillips	1,615,579	129,020,139
Continental Resources Inc.(a)	5,241	374,574
Denbury Resources Inc.(a)	701,962	17,127,873
Devon Energy Corp.	786,190	72,148,656
Diamond Offshore Drilling Inc.	82,007	6,371,944
EQT Corp.	17,544	875,446
Exxon Mobil Corp.	726,341	61,107,068
Forest Oil Corp.(a)	70,946	2,683,887
Frontier Oil Corp.	186,491	5,467,916
Helmerich & Payne Inc.	165,622	11,376,575
Hess Corp.	524,753	44,714,203
Holly Corp.	25,253	1,534,372
Marathon Oil Corp.	915,293	48,794,270
Murphy Oil Corp.	297,045	21,809,044
Nabors Industries Ltd.(a)	301,485	9,159,114
Newfield Exploration Co.(a)	234,656	17,836,203
Noble Energy Inc.	307,073	29,678,606
Occidental Petroleum Corp.	1,138,804	118,993,630
Patterson-UTI Energy Inc.	270,425	7,947,791
Petrohawk Energy Corp.(a)	153,718	3,772,240
Pioneer Natural Resources Co.	203,905	20,781,998
Plains Exploration & Production Co.(a)	246,439	8,928,485
Pride International Inc.(a)	186,556	8,012,580
QEP Resources Inc.	307,744	12,475,942
Quicksilver Resources Inc.(a)	194,055	2,776,927
Rowan Companies Inc.(a)	193,433	8,545,870
SandRidge Energy Inc.(a)	262,624	3,361,587
SM Energy Co.	35,685	2,647,470
Sunoco Inc.	212,039	9,666,858
Tesoro Corp.(a)(b)	248,807	6,675,492
Unit Corp.(a)	70,960	4,395,972
Valero Energy Corp.	994,398	29,652,948

Security	Shares	Value
Whiting Petroleum Corp.(a)	191,408	14,058,918

		1,318,031,790

OIL & GAS SERVICES – 1.56%
Baker Hughes Inc.	547,676	40,215,849
Cameron International Corp.(a)	184,351	10,526,442
Dresser-Rand Group Inc.(a)	14,350	769,447
Exterran Holdings Inc.(a)(b)	99,925	2,371,220
National Oilwell Varco Inc.	737,274	58,443,710
Oceaneering International Inc.(a)	97,056	8,681,659
Oil States International Inc.(a)	82,748	6,300,433
Schlumberger Ltd.	304,973	28,441,782
SEACOR Holdings Inc.	37,553	3,472,150
Superior Energy Services Inc.(a)	128,357	5,262,637
Tidewater Inc.	91,262	5,462,031
Weatherford International Ltd.(a)	777,371	17,568,585

		187,515,945

PACKAGING & CONTAINERS – 0.37%
Ball Corp.	238,729	8,558,435
Bemis Co. Inc.	191,828	6,293,877
Greif Inc. Class A	60,944	3,986,347
Owens-Illinois Inc.(a)	200,700	6,059,133
Packaging Corp. of America	181,310	5,238,046
Sealed Air Corp.	280,782	7,485,648
Sonoco Products Co.	176,523	6,395,428

		44,016,914

PHARMACEUTICALS – 5.81%
Abbott Laboratories	266,176	13,055,933
Bristol-Myers Squibb Co.	3,025,312	79,958,996
Cardinal Health Inc.	417,823	17,185,060
Cephalon Inc.(a)(b)	132,388	10,032,363
Eli Lilly and Co.	1,378,293	48,474,565
Endo Pharmaceuticals Holdings Inc.(a)	204,463	7,802,308
Forest Laboratories Inc.(a)	502,125	16,218,637
Mead Johnson Nutrition Co. Class A	310,474	17,985,759
Merck & Co. Inc.	5,486,158	181,098,076
Mylan Inc.(a)	119,419	2,707,229
Omnicare Inc.	190,644	5,717,413
Pfizer Inc.	14,191,617	288,231,741
Watson Pharmaceuticals Inc.(a)	186,938	10,470,397

		698,938,477

PIPELINES – 0.71%
El Paso Corp.	1,010,090	18,181,620
ONEOK Inc.	187,046	12,509,637
Questar Corp.	309,176	5,395,121
Spectra Energy Corp.	1,139,254	30,964,924
Williams Companies Inc. (The)	604,308	18,842,323

		85,893,625

REAL ESTATE – 0.04%
Forest City Enterprises Inc. Class A(a)(b)	223,991	4,217,751
Howard Hughes Corp. (The)(a)	9,916	700,466
St. Joe Co. (The)(a)	16,701	418,694

		5,336,911

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 3.31%
Alexandria Real Estate Equities Inc.	96,036	7,487,927
AMB Property Corp.	268,343	9,652,298
Annaly Capital Management Inc.(b)	1,394,444	24,333,048
Apartment Investment and Management Co. Class A	104,461	2,660,622
AvalonBay Communities Inc.	145,980	17,529,278
Boston Properties Inc.(b)	244,497	23,190,540
Brandywine Realty Trust	231,300	2,807,982
BRE Properties Inc.	112,128	5,290,199
Camden Property Trust(b)	122,579	6,964,939
Chimera Investment Corp.	1,767,707	7,000,120
CommonWealth REIT	126,705	3,290,529
Corporate Office Properties Trust	117,772	4,256,280
Developers Diversified Realty Corp.	350,319	4,904,466
Digital Realty Trust Inc.(b)	8,929	519,132
Douglas Emmett Inc.	214,918	4,029,713
Duke Realty Corp.	442,167	6,194,760
Equity Residential	465,739	26,272,337
Essex Property Trust Inc.	34,492	4,277,008
Federal Realty Investment Trust	43,355	3,536,034
General Growth Properties Inc.(a)	131,628	2,037,601
HCP Inc.(b)	706,110	26,789,813
Health Care REIT Inc.	310,290	16,271,608
Hospitality Properties Trust(b)	216,442	5,010,632
Host Hotels & Resorts Inc.(b)	1,157,061	20,375,844
Kimco Realty Corp.	713,303	13,081,977
Liberty Property Trust(b)	198,862	6,542,560
Macerich Co. (The)	228,044	11,295,019
Mack-Cali Realty Corp.	152,594	5,172,937
Nationwide Health Properties Inc.	221,586	9,424,053
Piedmont Office Realty Trust Inc. Class A	92,281	1,791,174
ProLogis	939,084	15,006,562
Public Storage	22,910	2,540,948
Realty Income Corp.	222,822	7,787,629
Regency Centers Corp.	143,705	6,248,293
Senior Housing Properties Trust	248,407	5,723,297
Simon Property Group Inc.	158,403	16,974,465
SL Green Realty Corp.	136,378	10,255,626
Taubman Centers Inc.	96,219	5,155,414
UDR Inc.	298,191	7,266,915
Ventas Inc.(b)	200,846	10,905,938
Vornado Realty Trust	258,539	22,622,162
Weingarten Realty Investors	211,346	5,296,331

		397,774,010

RETAIL – 2.04%
Abercrombie & Fitch Co. Class A	36,233	2,126,877
American Eagle Outfitters Inc.	259,272	4,119,832
AutoNation Inc.(a)(b)	76,821	2,717,159
BJ’s Wholesale Club Inc.(a)	86,729	4,234,110
Brinker International Inc.	20,976	530,693
CVS Caremark Corp.	2,128,335	73,044,457
Foot Locker Inc.	275,055	5,424,085
GameStop Corp. Class A(a)(b)	268,635	6,049,660
Gap Inc. (The)	81,894	1,855,718
J.C. Penney Co. Inc.	280,848	10,085,252
Kohl’s Corp.	135,125	7,167,030
Lowe’s Companies Inc.	604,172	15,968,266
Macy’s Inc.	669,078	16,231,832
Office Depot Inc.(a)	442,567	2,049,085
RadioShack Corp.	186,973	2,806,465
Sears Holdings Corp.(a)(b)	77,022	6,365,868

Security	Shares	Value
Signet Jewelers Ltd.(a)	149,735	6,890,805
Wal-Mart Stores Inc.	1,349,904	70,262,503
Walgreen Co.	144,866	5,814,921
Wendy’s/Arby’s Group Inc. Class A	355,538	1,788,356

		245,532,974

SAVINGS & LOANS – 0.33%
Capitol Federal Financial Inc.	74,913	844,270
First Niagara Financial Group Inc.	367,418	4,989,536
Hudson City Bancorp Inc.	762,584	7,381,813
New York Community Bancorp Inc.	765,915	13,219,693
People’s United Financial Inc.	616,901	7,760,615
TFS Financial Corp.	141,755	1,505,438
Washington Federal Inc.	197,836	3,430,476

		39,131,841

SEMICONDUCTORS – 1.37%
Advanced Micro Devices Inc.(a)	652,332	5,610,055
Atmel Corp.(a)	83,732	1,141,267
Fairchild Semiconductor International Inc.(a)	221,396	4,029,407
Intel Corp.	3,093,407	62,394,019
International Rectifier Corp.(a)	124,212	4,106,449
Intersil Corp. Class A	142,383	1,772,669
KLA-Tencor Corp.	282,562	13,384,962
LSI Corp.(a)	1,088,789	7,403,765
MEMC Electronic Materials Inc.(a)	236,093	3,059,765
Micron Technology Inc.(a)	1,504,662	17,243,427
National Semiconductor Corp.	38,498	552,061
Novellus Systems Inc.(a)	17,644	655,122
PMC-Sierra Inc.(a)	380,604	2,854,530
Texas Instruments Inc.	1,175,488	40,624,865

		164,832,363

SHIPBUILDING – 0.03%
Huntington Ingalls Industries Inc.(a)	88,265	3,662,998

		3,662,998

SOFTWARE – 1.30%
Activision Blizzard Inc.	665,497	7,300,502
Broadridge Financial Solutions Inc.	20,203	458,406
CA Inc.	127,745	3,088,874
Compuware Corp.(a)	172,724	1,994,962
Electronic Arts Inc.(a)	35,548	694,252
Emdeon Inc. Class A(a)	3,951	63,651
Fidelity National Information Services Inc.	464,985	15,200,360
Fiserv Inc.(a)	89,317	5,601,962
Microsoft Corp.	4,460,414	113,116,099
Novell Inc.(a)	613,598	3,638,636
Total System Services Inc.	289,342	5,213,943

		156,371,647

TELECOMMUNICATIONS – 6.04%
Amdocs Ltd.(a)	245,455	7,081,377
AT&T Inc.	10,396,378	318,129,167
CenturyLink Inc.	600,903	24,967,520
Clearwire Corp. Class A(a)(b)	65,778	367,699
Corning Inc.	2,403,390	49,581,936
EchoStar Corp. Class A(a)	65,608	2,483,263

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2011

Security	Shares	Value
Frontier Communications Corp.	1,068,334	8,781,705
Leap Wireless International Inc.(a)(b)	107,318	1,662,356
Level 3 Communications Inc.(a)	1,786,282	2,625,834
MetroPCS Communications Inc.(a)	231,512	3,759,755
Motorola Mobility Holdings Inc.(a)	511,172	12,472,597
Motorola Solutions Inc.(a)	583,886	26,093,865
NII Holdings Inc.(a)	61,640	2,568,539
Qwest Communications International Inc.	2,620,071	17,895,085
Sprint Nextel Corp.(a)	5,177,725	24,024,644
Telephone and Data Systems Inc.	148,430	5,002,091
Tellabs Inc.	660,812	3,462,655
United States Cellular Corp.(a)	27,335	1,407,479
Verizon Communications Inc.	4,973,278	191,670,134
Virgin Media Inc.	583,975	16,228,665
Windstream Corp.	524,051	6,744,536

		727,010,902

TEXTILES – 0.10%
Cintas Corp.	233,428	7,065,866
Mohawk Industries Inc.(a)	86,943	5,316,564

		12,382,430

TOYS, GAMES & HOBBIES – 0.06%
Mattel Inc.	269,285	6,713,275

		6,713,275

TRANSPORTATION – 1.77%
Alexander & Baldwin Inc.	72,184	3,295,200
Con-way Inc.	87,109	3,422,513
CSX Corp.	650,157	51,102,340
FedEx Corp.	195,030	18,245,057
Frontline Ltd.(b)	17,560	434,961
Kansas City Southern Industries Inc.(a)	74,221	4,041,333
Kirby Corp.(a)(b)	88,782	5,086,321
Norfolk Southern Corp.	650,625	45,068,794
Ryder System Inc.	43,962	2,224,477
Teekay Corp.	74,530	2,752,393
Union Pacific Corp.	779,086	76,607,526
UTi Worldwide Inc.	27,439	555,365

		212,836,280

TRUCKING & LEASING – 0.02%
GATX Corp.	58,706	2,269,574

		2,269,574

WATER – 0.12%
American Water Works Co. Inc.	307,204	8,617,072
Aqua America Inc.	240,532	5,505,778

		14,122,850

TOTAL COMMON STOCKS (Cost: $11,577,758,261)		12,009,943,951

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.93%

MONEY MARKET FUNDS – 1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(c)(e)(f)	191,878,935	191,878,935
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(e)(f)	26,306,706	26,306,706
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(e)	14,191,595	14,191,595

		232,377,236

TOTAL SHORT-TERM INVESTMENTS (Cost: $232,377,236)		232,377,236

TOTAL INVESTMENTS IN SECURITIES – 101.79% (Cost: $11,810,135,497)		12,242,321,187

Other Assets, Less Liabilities – (1.79)%		(214,718,377)

NET ASSETS – 100.00%		$12,027,602,810

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.07%
APAC Customer Services Inc.(a)	450,690	$2,708,647
Gaiam Inc. Class A	217,539	1,435,758
Harte-Hanks Inc.	538,849	6,412,303
Marchex Inc. Class B	273,944	2,155,939

		12,712,647

AEROSPACE & DEFENSE – 1.24%
AAR Corp.(a)	541,343	15,006,028
AeroVironment Inc.(a)	230,310	8,053,941
Curtiss-Wright Corp.	634,009	22,279,076
Ducommun Inc.	144,038	3,442,508
Esterline Technologies Corp.(a)	412,258	29,154,886
GenCorp Inc.(a)	804,479	4,810,785
HEICO Corp.(b)	405,635	25,360,300
Kaman Corp.	359,898	12,668,410
Kratos Defense & Security Solutions Inc.(a)	319,889	4,555,219
LMI Aerospace Inc.(a)	120,934	2,444,076
Moog Inc. Class A(a)	627,042	28,787,498
Orbital Sciences Corp.(a)	796,860	15,076,591
Teledyne Technologies Inc.(a)	500,716	25,892,024
Triumph Group Inc.	230,692	20,404,708

		217,936,050

AGRICULTURE – 0.33%
Alico Inc.	48,900	1,309,053
Alliance One International Inc.(a)	1,241,886	4,992,382
Andersons Inc. (The)	255,495	12,447,717
Cadiz Inc.(a)(b)	166,399	2,028,404
Griffin Land & Nurseries Inc.	32,717	1,052,833
Limoneira Co.(b)	112,440	2,664,828
MGP Ingredients Inc.	162,267	1,414,968
Tejon Ranch Co.(a)	181,260	6,659,492
Universal Corp.	333,797	14,533,521
Vector Group Ltd.(b)	626,989	10,840,640

		57,943,838

AIRLINES – 0.67%
AirTran Holdings Inc.(a)	1,870,783	13,937,333
Alaska Air Group Inc.(a)	494,319	31,349,711
Allegiant Travel Co.(b)	210,995	9,243,691
Hawaiian Holdings Inc.(a)	724,261	4,352,809
JetBlue Airways Corp.(a)(b)	3,372,887	21,148,001
Pinnacle Airlines Corp.(a)	254,688	1,464,456
Republic Airways Holdings Inc.(a)(b)	661,582	4,253,972
SkyWest Inc.	773,729	13,091,495
US Airways Group Inc.(a)(b)	2,229,731	19,420,957

		118,262,425

APPAREL – 1.81%
American Apparel Inc.(a)(b)	454,949	438,480
Carter’s Inc.(a)	821,190	23,510,670
Cherokee Inc.	104,888	1,810,367

Security	Shares	Value
Columbia Sportswear Co.	157,957	9,385,805
Crocs Inc.(a)	1,186,060	21,159,310
Deckers Outdoor Corp.(a)(b)	534,624	46,057,857
Delta Apparel Inc.(a)	82,035	1,172,280
G-III Apparel Group Ltd.(a)	214,196	8,049,486
Iconix Brand Group Inc.(a)	997,944	21,435,837
Joe’s Jeans Inc.(a)(b)	582,303	617,241
Jones Group Inc. (The)	1,204,899	16,567,361
K-Swiss Inc. Class A(a)	361,458	4,073,632
Lacrosse Footwear Inc.	64,333	1,179,224
Liz Claiborne Inc.(a)(b)	1,310,810	7,065,266
Maidenform Brands Inc.(a)	317,752	9,078,175
Oxford Industries Inc.	192,115	6,568,412
Perry Ellis International Inc.(a)	159,829	4,398,494
Quiksilver Inc.(a)	1,798,630	7,949,944
R.G. Barry Corp.	115,821	1,516,097
SKECHERS U.S.A. Inc. Class A(a)	480,074	9,860,720
Steven Madden Ltd.(a)	338,333	15,877,968
Timberland Co. Class A(a)	542,012	22,379,675
True Religion Apparel Inc.(a)(b)	352,483	8,272,776
Unifi Inc.(a)	189,700	3,224,900
Volcom Inc.	268,724	4,979,456
Warnaco Group Inc. (The)(a)(b)	613,700	35,097,503
Weyco Group Inc.	97,887	2,394,316
Wolverine World Wide Inc.	685,486	25,554,918

		319,676,170

AUTO MANUFACTURERS – 0.09%
Force Protection Inc.(a)	971,408	4,759,899
Wabash National Corp.(a)	943,052	10,920,542

		15,680,441

AUTO PARTS & EQUIPMENT – 1.16%
American Axle & Manufacturing Holdings Inc.(a)	833,259	10,490,731
Amerigon Inc.(a)(b)	299,481	4,573,075
Commercial Vehicle Group Inc.(a)	336,719	6,007,067
Cooper Tire & Rubber Co.	846,473	21,796,680
Dana Holding Corp.(a)(b)	1,934,391	33,639,060
Dorman Products Inc.(a)(b)	156,646	6,593,230
Douglas Dynamics Inc.	149,436	2,130,957
Exide Technologies Inc.(a)	1,041,430	11,643,187
Fuel Systems Solutions Inc.(a)(b)	223,297	6,739,103
Meritor Inc.(a)	1,300,307	22,066,210
Miller Industries Inc.	139,294	2,262,135
Modine Manufacturing Co.(a)	643,119	10,379,941
Spartan Motors Inc.	453,265	3,109,398
Standard Motor Products Inc.	269,752	3,730,670
Superior Industries International Inc.	319,199	8,184,262
Tenneco Inc.(a)	825,486	35,041,881
Titan International Inc.(b)	579,864	15,430,181
Tower International Inc.(a)	89,841	1,521,008

		205,338,776

BANKS – 5.30%
1st Source Corp.	209,925	4,206,897
1st United Bancorp Inc.(a)	363,819	2,554,009
Alliance Financial Corp.	63,867	2,129,964
American National Bankshares Inc.	83,790	1,886,113
Ameris Bancorp(a)	326,237	3,314,568
Ames National Corp.	111,678	2,133,050
Arrow Financial Corp.	136,389	3,374,264

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
BancFirst Corp.	96,841	4,133,174
Banco Latinoamericano de Comercio Exterior SA Class E	383,876	6,702,475
Bancorp Inc. (The)(a)	394,606	3,642,213
Bancorp Rhode Island Inc.	50,499	1,558,904
Bank Mutual Corp.	628,215	2,657,349
Bank of Marin Bancorp	71,916	2,683,905
Bank of the Ozarks Inc.	181,450	7,931,179
Boston Private Financial Holdings Inc.	1,030,721	7,287,197
Bridge Bancorp Inc.(b)	89,659	2,005,672
Bryn Mawr Bank Corp.	133,694	2,750,086
Camden National Corp.	105,701	3,619,202
Capital City Bank Group Inc.(b)	163,751	2,076,363
Cardinal Financial Corp.	394,270	4,597,188
Cathay General Bancorp	1,085,560	18,508,798
Center Financial Corp.(a)	489,952	3,596,248
CenterState Banks Inc.	353,348	2,473,436
Century Bancorp Inc. Class A	46,391	1,241,887
Chemical Financial Corp.	338,325	6,742,817
Citizens & Northern Corp.	166,123	2,792,528
Citizens Republic Bancorp Inc.(a)	5,485,449	4,881,501
City Holding Co.	219,329	7,755,473
CNB Financial Corp.	167,707	2,433,429
CoBiz Financial Inc.	442,732	3,076,987
Columbia Banking System Inc.	545,800	10,462,986
Community Bank System Inc.	457,304	11,098,768
Community Trust Bancorp Inc.	190,158	5,261,672
CVB Financial Corp.	1,241,418	11,557,602
Eagle Bancorp Inc.(a)	226,693	3,185,037
Encore Bancshares Inc.(a)	110,049	1,335,995
Enterprise Financial Services Corp.	203,809	2,867,593
F.N.B. Corp.	1,667,476	17,575,197
Financial Institutions Inc.	190,437	3,332,648
First Bancorp (North Carolina)	206,329	2,735,923
First BanCorp (Puerto Rico)(a)(b)	306,237	1,531,185
First Bancorp Inc. (Maine)	124,875	1,904,344
First Busey Corp.	942,330	4,787,036
First Commonwealth Financial Corp.	1,454,178	9,961,119
First Community Bancshares Inc.	217,536	3,084,660
First Financial Bancorp	798,405	13,325,379
First Financial Bankshares Inc.	287,863	14,787,522
First Financial Corp.	154,831	5,146,582
First Interstate BancSystem Inc.	176,343	2,398,265
First Merchants Corp.	351,643	2,908,088
First Midwest Bancorp Inc.	1,028,411	12,124,966
First of Long Island Corp. (The)	95,483	2,649,653
First South Bancorp Inc.(b)	111,850	558,132
FirstMerit Corp.	1,489,567	25,412,013
German American Bancorp Inc.	174,156	2,993,742
Glacier Bancorp Inc.	994,565	14,968,203
Great Southern Bancorp Inc.(b)	139,866	3,000,126
Green Bankshares Inc.(a)(b)	161,945	451,827
Hancock Holding Co.	308,182	10,120,697
Hanmi Financial Corp.(a)	1,403,163	1,739,922
Heartland Financial USA Inc.(b)	180,186	3,063,162
Heritage Financial Corp.(a)	191,202	2,709,332
Home Bancshares Inc.	304,194	6,920,413
Hudson Valley Holding Corp.	181,428	3,991,416
IBERIABANK Corp.	369,839	22,238,419
Independent Bank Corp. (Massachusetts)	293,828	7,936,294
International Bancshares Corp.	732,934	13,442,010
Lakeland Bancorp Inc.	298,584	3,099,302
Lakeland Financial Corp.	221,210	5,017,043
MainSource Financial Group Inc.	276,662	2,769,387
MB Financial Inc.	730,773	15,317,002

Security	Shares	Value
Merchants Bancshares Inc.	65,592	1,736,876
Metro Bancorp Inc.(a)	184,970	2,284,380
MidSouth Bancorp Inc.	102,915	1,488,151
MidWestOne Financial Group Inc.	94,622	1,404,190
Nara Bancorp Inc.(a)	531,045	5,108,653
National Bankshares Inc.(b)	95,368	2,756,135
National Penn Bancshares Inc.	1,741,959	13,482,763
NBT Bancorp Inc.	476,360	10,856,244
Northfield Bancorp Inc.	248,166	3,424,691
Old National Bancorp	1,293,887	13,870,469
OmniAmerican Bancorp Inc.(a)	164,199	2,600,912
Oriental Financial Group Inc.	641,766	8,054,163
Orrstown Financial Services Inc.	91,805	2,570,540
Pacific Continental Corp.	251,585	2,563,651
PacWest Bancorp	426,490	9,276,157
Park National Corp.(b)	173,483	11,592,134
Peapack-Gladstone Financial Corp.	120,224	1,594,170
Penns Woods Bancorp Inc.	54,591	2,125,228
Peoples Bancorp Inc.	149,641	1,798,685
Pinnacle Financial Partners Inc.(a)	464,537	7,683,442
Porter Bancorp Inc.	61,016	481,416
PrivateBancorp Inc.	721,882	11,037,576
Prosperity Bancshares Inc.	644,345	27,558,636
Renasant Corp.	346,686	5,886,728
Republic Bancorp Inc. Class A	134,912	2,628,086
S&T Bancorp Inc.	343,609	7,411,646
S.Y. Bancorp Inc.	162,693	4,093,356
Sandy Spring Bancorp Inc.	333,231	6,151,444
SCBT Financial Corp.	192,765	6,415,219
Sierra Bancorp	159,527	1,783,512
Signature Bank(a)	565,174	31,875,814
Simmons First National Corp. Class A	238,480	6,460,423
Southside Bancshares Inc.	216,972	4,643,201
Southwest Bancorp Inc.(a)	266,773	3,785,509
State Bancorp Inc.	227,654	2,365,325
Stellar One Corp.	319,571	4,537,908
Sterling Bancorp	426,218	4,266,442
Sterling Bancshares Inc.	1,273,807	10,967,478
Suffolk Bancorp	133,094	2,792,312
Susquehanna Bancshares Inc.	1,792,761	16,762,315
SVB Financial Group(a)	576,853	32,840,241
Taylor Capital Group Inc.(a)(b)	131,175	1,378,649
Texas Capital Bancshares Inc.(a)	503,646	13,089,760
Tompkins Financial Corp.	110,590	4,595,014
Tower Bancorp Inc.	132,377	2,950,683
TowneBank(b)	325,745	5,101,167
TriCo Bancshares	191,908	3,130,019
TrustCo Bank Corp. NY	1,067,306	6,329,125
Trustmark Corp.	882,991	20,679,649
UMB Financial Corp.	438,699	16,387,601
Umpqua Holdings Corp.	1,583,354	18,113,570
Union First Market Bankshares Corp.	246,048	2,768,040
United Bankshares Inc.(b)	536,876	14,237,952
United Community Banks Inc.(a)	1,209,582	2,866,709
Univest Corp. of Pennsylvania	231,384	4,100,124
Virginia Commerce Bancorp Inc.(a)	297,733	1,708,987
Walker & Dunlop Inc.(a)	147,544	1,792,660
Washington Banking Co.	210,876	2,973,352
Washington Trust Bancorp Inc.	195,348	4,637,562
Webster Financial Corp.	979,495	20,990,578
WesBanco Inc.	319,945	6,626,061
West Bancorporation Inc.	213,410	1,703,012
West Coast Bancorp(a)(b)	1,301,532	4,516,316
Westamerica Bancorporation	405,408	20,825,809

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Western Alliance Bancorporation(a)	908,755	7,469,966
Whitney Holding Corp.	772,938	10,527,416
Wilshire Bancorp Inc.(a)	266,561	1,306,149
Wintrust Financial Corp.	475,189	17,463,196

		933,802,885

BEVERAGES – 0.16%
Boston Beer Co. Inc. (The) Class A(a)	119,042	11,025,670
Coca-Cola Bottling Co. Consolidated	57,818	3,864,555
Farmer Bros. Co.	92,440	1,120,373
National Beverage Corp.	152,320	2,091,354
Peet’s Coffee & Tea Inc.(a)(b)	162,727	7,825,541
Primo Water Corp.(a)	130,927	1,603,856

		27,531,349

BIOTECHNOLOGY – 2.01%
Acorda Therapeutics Inc.(a)	534,915	12,410,028
Aegerion Pharmaceuticals Inc.(a)	78,324	1,297,829
Affymax Inc.(a)	378,350	2,220,915
Affymetrix Inc.(a)	989,710	5,156,389
AMAG Pharmaceuticals Inc.(a)(b)	290,834	4,856,928
Arena Pharmaceuticals Inc.(a)(b)	1,693,331	2,353,730
ARIAD Pharmaceuticals Inc.(a)	1,755,101	13,198,360
ArQule Inc.(a)	680,702	4,873,826
AspenBio Pharma Inc.(a)(b)	491,537	417,806
AVEO Pharmaceuticals Inc.(a)	152,236	2,038,440
BioCryst Pharmaceuticals Inc.(a)(b)	395,306	1,498,210
BioMimetic Therapeutics Inc.(a)	247,758	3,248,107
BioSante Pharmaceuticals Inc.(a)(b)	1,284,578	2,543,464
Biotime Inc.(a)(b)	350,185	2,608,878
Cambrex Corp.(a)	401,330	2,207,315
Celera Corp.(a)	1,137,144	9,222,238
Celldex Therapeutics Inc.(a)(b)	435,346	1,750,091
Complete Genomics Inc.(a)(b)	81,942	739,936
CryoLife Inc.(a)	392,615	2,394,952
Curis Inc.(a)	1,039,606	3,378,720
Cytokinetics Inc.(a)	636,267	948,038
Cytori Therapeutics Inc.(a)(b)	635,374	4,974,978
CytRx Corp.(a)(b)	1,497,196	1,317,682
Enzo Biochem Inc.(a)	473,192	1,982,674
Enzon Pharmaceuticals Inc.(a)(b)	644,147	7,021,202
Exact Sciences Corp.(a)	635,712	4,678,840
Exelixis Inc.(a)	1,747,249	19,743,914
Genomic Health Inc.(a)(b)	193,751	4,766,275
Geron Corp.(a)(b)	1,690,564	8,537,348
Halozyme Therapeutics Inc.(a)	1,081,494	7,256,825
ImmunoGen Inc.(a)(b)	940,293	8,528,458
Immunomedics Inc.(a)(b)	922,005	3,522,059
Incyte Corp.(a)(b)	1,215,942	19,272,681
Inhibitex Inc.(a)	673,971	2,439,775
Inovio Pharmaceuticals Inc.(a)(b)	1,370,407	1,507,448
Integra LifeSciences Holdings Corp.(a)	290,840	13,791,633
InterMune Inc.(a)(b)	666,598	31,456,760
Lexicon Pharmaceuticals Inc.(a)	2,764,990	4,645,183
Ligand Pharmaceuticals Inc. Class B(a)	269,094	2,690,940
Maxygen Inc.	440,659	2,291,427
Micromet Inc.(a)	1,251,057	7,018,430
Momenta Pharmaceuticals Inc.(a)(b)	610,692	9,679,468
Nanosphere Inc.(a)	233,594	759,181
Nektar Therapeutics(a)	1,569,931	14,867,247
Neuralstem Inc.(a)(b)	637,359	1,147,246
Novavax Inc.(a)(b)	1,250,326	3,238,344

Security	Shares	Value
NuPathe Inc.(a)	47,838	373,615
Nymox Pharmaceutical Corp.(a)(b)	247,705	1,954,392
Omeros Corp.(a)(b)	256,806	2,054,448
Optimer Pharmaceuticals Inc.(a)	561,744	6,645,432
Orexigen Therapeutics Inc.(a)	426,456	1,198,341
Pacific Biosciences of California Inc.(a)(b)	214,013	3,006,883
PDL BioPharma Inc.	1,939,440	11,248,752
Peregrine Pharmaceuticals Inc.(a)(b)	896,048	2,114,673
PURE Bioscience Inc.(a)(b)	504,889	787,627
RTI Biologics Inc.(a)	750,090	2,145,257
Sangamo BioSciences Inc.(a)(b)	620,931	5,172,355
Savient Pharmaceuticals Inc.(a)(b)	934,274	9,903,304
Seattle Genetics Inc.(a)	1,293,302	20,136,712
Sequenom Inc.(a)(b)	1,368,528	8,662,782
StemCells Inc.(a)(b)	1,795,286	1,633,710
SuperGen Inc.(a)	769,276	2,384,756
Transcept Pharmaceuticals Inc.(a)	73,621	602,956
Vical Inc.(a)(b)	977,214	2,892,553
ZIOPHARM Oncology Inc.(a)(b)	831,472	5,196,700

		354,615,466

BUILDING MATERIALS – 0.56%
AAON Inc.	172,667	5,680,744
American DG Energy Inc.(a)(b)	258,220	562,920
Apogee Enterprises Inc.	385,944	5,090,601
Broadwind Energy Inc.(a)(b)	1,306,391	1,711,372
Builders FirstSource Inc.(a)	622,103	1,766,772
Comfort Systems USA Inc.	527,725	7,425,091
Drew Industries Inc.	265,226	5,922,496
Interline Brands Inc.(a)	457,344	9,329,817
LSI Industries Inc.	259,658	1,879,924
NCI Building Systems Inc.(a)	268,089	3,396,688
PGT Inc.(a)	263,836	620,015
Quanex Building Products Corp.	525,768	10,320,826
Simpson Manufacturing Co. Inc.	544,365	16,036,993
Texas Industries Inc.	287,704	13,012,852
Trex Co. Inc.(a)(b)	213,090	6,950,996
Universal Forest Products Inc.	268,946	9,856,871

		99,564,978

CHEMICALS – 2.36%
A. Schulman Inc.	436,817	10,798,116
Aceto Corp.	358,960	2,860,911
American Vanguard Corp.	288,871	2,507,400
Arch Chemicals Inc.	312,622	13,001,949
Balchem Corp.	389,904	14,629,198
Codexis Inc.(a)	166,053	1,969,389
Ferro Corp.(a)	1,190,780	19,755,040
Georgia Gulf Corp.(a)	466,289	17,252,693
H.B. Fuller Co.	674,258	14,483,062
Hawkins Inc.(b)	121,238	4,980,457
Innophos Holdings Inc.	295,144	13,609,090
KMG Chemicals Inc.	83,890	1,649,277
Kraton Performance Polymers Inc.(a)	155,597	5,951,585
Landec Corp.(a)	362,489	2,356,179
Minerals Technologies Inc.	259,914	17,809,307
NewMarket Corp.	131,891	20,867,794
NL Industries Inc.	93,245	1,384,688
Olin Corp.	1,090,160	24,986,467
OM Group Inc.(a)	425,982	15,565,382
OMNOVA Solutions Inc.(a)	622,634	4,900,130
PolyOne Corp.	1,282,467	18,223,856

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Quaker Chemical Corp.	155,206	6,234,625
Rockwood Holdings Inc.(a)	720,125	35,444,552
Sensient Technologies Corp.	684,415	24,529,434
Solutia Inc.(a)	1,676,882	42,592,803
Spartech Corp.(a)	431,208	3,126,258
Stepan Co.	107,899	7,822,678
TPC Group Inc.(a)	98,886	2,854,839
W.R. Grace & Co.(a)	1,004,471	38,461,195
Westlake Chemical Corp.	271,123	15,237,113
Zep Inc.	301,919	5,256,410
Zoltek Companies Inc.(a)(b)	381,596	5,124,834

		416,226,711

COAL – 0.41%
Cloud Peak Energy Inc.(a)	437,036	9,435,607
Hallador Energy Co.(b)	51,147	593,305
International Coal Group Inc.(a)(b)	1,812,549	20,481,804
James River Coal Co.(a)(b)	489,108	11,821,740
L&L Energy Inc.(a)(b)	261,029	1,806,321
Patriot Coal Corp.(a)	1,080,073	27,898,286

		72,037,063

COMMERCIAL SERVICES – 5.94%
ABM Industries Inc.	717,860	18,226,465
Accretive Health Inc.(a)(b)	160,415	4,453,120
Advance America Cash Advance Centers Inc.	771,015	4,086,380
Advisory Board Co. (The)(a)	214,509	11,047,214
Albany Molecular Research Inc.(a)	322,955	1,375,788
American Public Education Inc.(a)	254,072	10,277,212
AMN Healthcare Services Inc.(a)	539,891	4,675,456
Arbitron Inc.	368,132	14,736,324
Avis Budget Group Inc.(a)	1,419,079	25,415,705
Barrett Business Services Inc.	106,315	1,707,419
Bridgepoint Education Inc.(a)(b)	267,443	4,573,275
Capella Education Co.(a)(b)	232,623	11,582,299
Cardtronics Inc.(a)	375,640	7,644,274
Cass Information Systems Inc.	115,369	4,532,848
CBIZ Inc.(a)(b)	489,011	3,525,769
CDI Corp.	172,972	2,558,256
Cenveo Inc.(a)	755,284	4,932,005
Chemed Corp.	292,120	19,458,113
Coinstar Inc.(a)(b)	438,498	20,135,828
Compass Diversified Holdings	502,633	7,408,810
Consolidated Graphics Inc.(a)	129,549	7,077,262
Corinthian Colleges Inc.(a)(b)	1,218,227	5,384,563
Corporate Executive Board Co. (The)	473,693	19,122,986
CorVel Corp.(a)	95,644	5,086,348
CoStar Group Inc.(a)(b)	286,068	17,930,742
CPI Corp.	71,751	1,615,115
CRA International Inc.(a)	152,536	4,397,613
Cross Country Healthcare Inc.(a)	432,883	3,389,474
Deluxe Corp.	709,827	18,838,809
Dollar Financial Corp.(a)	506,715	10,514,336
Dollar Thrifty Automotive Group Inc.(a)	395,936	26,420,809
Electro Rent Corp.	227,880	3,914,978
Euronet Worldwide Inc.(a)(b)	677,928	13,104,348
ExamWorks Group Inc.(a)	166,424	3,699,606
ExlService Holdings Inc.(a)	213,089	4,506,832
Exponent Inc.(a)	192,261	8,576,763
Forrester Research Inc.	202,560	7,756,022
Franklin Covey Co.(a)	179,864	1,557,622
GEO Group Inc. (The)(a)	844,175	21,644,647

Security	Shares	Value
Global Cash Access Inc.(a)	690,034	2,256,411
Grand Canyon Education Inc.(a)	429,464	6,227,228
Great Lakes Dredge & Dock Corp.	805,168	6,143,432
H&E Equipment Services Inc.(a)	382,909	7,470,555
Hackett Group Inc. (The)(a)	390,484	1,499,459
Healthcare Services Group Inc.	908,093	15,964,275
HealthSpring Inc.(a)	800,832	29,927,092
Heartland Payment Systems Inc.	524,801	9,199,762
Heidrick & Struggles International Inc.	243,487	6,776,243
Hill International Inc.(a)	339,794	1,797,510
HMS Holdings Corp.(a)	375,257	30,714,786
Hudson Highland Group Inc.(a)	441,672	2,870,868
Huron Consulting Group Inc.(a)	305,797	8,467,519
ICF International Inc.(a)	238,343	4,895,565
Insperity Inc.	301,799	9,168,654
K12 Inc.(a)	348,812	11,754,964
Kelly Services Inc. Class A(a)	367,642	7,981,508
Kendle International Inc.(a)	202,984	2,173,959
Kenexa Corp.(a)	311,610	8,597,320
Kforce Inc.(a)	427,569	7,824,513
Korn/Ferry International(a)	638,266	14,214,184
Landauer Inc.	129,825	7,986,834
Learning Tree International Inc.	84,175	739,898
LECG Corp.(a)(b)	353,259	71,217
Lincoln Educational Services Corp.	195,825	3,111,659
Live Nation Entertainment Inc.(a)	1,945,267	19,452,670
Mac-Gray Corp.	160,885	2,595,075
MAXIMUS Inc.	241,469	19,600,039
McGrath RentCorp	331,568	9,041,859
Medifast Inc.(a)(b)	187,802	3,709,090
Michael Baker Corp.(a)	110,547	3,213,601
Midas Inc.(a)	195,314	1,498,058
Monro Muffler Brake Inc.	411,794	13,580,966
Multi-Color Corp.	155,546	3,143,585
National American University Holdings Inc.	106,413	754,468
National Research Corp.	24,319	825,387
Navigant Consulting Inc.(a)	702,014	7,013,120
On Assignment Inc.(a)	503,835	4,766,279
PAREXEL International Corp.(a)(b)	806,917	20,092,233
PDI Inc.(a)	121,729	987,222
PHH Corp.(a)	766,445	16,685,508
Pre-Paid Legal Services Inc.(a)	103,386	6,823,476
Princeton Review Inc. (The)(a)	255,497	97,574
Providence Service Corp. (The)(a)	177,651	2,661,212
Rent-A-Center Inc.	909,450	31,748,900
Resources Connection Inc.	640,866	12,426,392
Rollins Inc.	890,002	18,067,041
RSC Holdings Inc.(a)(b)	679,888	9,776,789
Rural/Metro Corp.(a)	263,438	4,488,984
Saba Software Inc.(a)	387,083	3,797,284
Senomyx Inc.(a)	534,583	3,228,881
SFN Group Inc.(a)	717,843	10,114,408
Sotheby’s	926,222	48,719,277
Standard Parking Corp.(a)	212,809	3,779,488
Steiner Leisure Ltd.(a)	205,908	9,525,304
Stewart Enterprises Inc. Class A	1,131,809	8,647,021
SuccessFactors Inc.(a)	938,453	36,684,128
Team Health Holdings Inc.(a)(b)	211,753	3,701,442
Team Inc.(a)	264,388	6,942,829
TeleTech Holdings Inc.(a)	387,320	7,506,262
TNS Inc.(a)	361,651	5,630,906
Transcend Services Inc.(a)	125,656	3,015,744
TrueBlue Inc.(a)	611,690	10,270,275
United Rentals Inc.(a)	835,432	27,803,177

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Universal Technical Institute Inc.	292,435	5,687,861
Valassis Communications Inc.(a)	688,891	20,074,284
Viad Corp.	285,625	6,837,863
VirnetX Holding Corp.(b)	488,120	9,718,469
Wright Express Corp.(a)	536,139	27,793,446

		1,047,254,727

COMPUTERS – 2.84%
3D Systems Corp.(a)(b)	271,480	13,180,354
Agilysys Inc.(a)	243,050	1,395,107
CACI International Inc. Class A(a)	417,940	25,628,081
CIBER Inc.(a)	861,770	5,773,859
Computer Task Group Inc.(a)	202,687	2,693,710
Cray Inc.(a)	488,809	3,152,818
Digimarc Corp.(a)	92,910	2,685,099
Echelon Corp.(a)(b)	455,282	4,612,007
Electronics For Imaging Inc.(a)	628,869	9,250,663
Fortinet Inc.(a)(b)	609,872	26,834,368
Furmanite Corp.(a)	506,299	4,050,392
Hutchinson Technology Inc.(a)(b)	320,661	904,264
iGATE Corp.	329,185	6,178,802
Imation Corp.(a)	412,097	4,590,761
Immersion Corp.(a)	387,000	2,956,680
Insight Enterprises Inc.(a)	642,064	10,934,350
Integral Systems Inc.(a)	239,369	2,913,121
Jack Henry & Associates Inc.	1,179,139	39,961,021
Keyw Holding Corp. (The)(a)	150,240	1,844,947
Limelight Networks Inc.(a)	718,996	5,148,011
LivePerson Inc.(a)	619,716	7,833,210
Magma Design Automation Inc.(a)	913,425	6,229,558
Manhattan Associates Inc.(a)	315,011	10,307,160
Maxwell Technologies Inc.(a)(b)	383,522	6,623,425
Mentor Graphics Corp.(a)	1,551,731	22,701,825
Mercury Computer Systems Inc.(a)	397,184	8,404,413
MTS Systems Corp.	212,743	9,690,444
NCI Inc. Class A(a)	90,431	2,203,803
NetScout Systems Inc.(a)	421,783	11,523,112
Quantum Corp.(a)	3,134,263	7,898,343
Radiant Systems Inc.(a)	460,299	8,147,292
RadiSys Corp.(a)	331,235	2,868,495
RealD Inc.(a)	214,722	5,874,794
Rimage Corp.	129,491	2,091,280
Riverbed Technology Inc.(a)	1,849,242	69,623,961
Sigma Designs Inc.(a)	427,329	5,533,911
Silicon Graphics International Corp.(a)	424,655	9,087,617
SMART Modular Technologies (WWH) Inc.(a)(b)	726,758	5,646,910
Spansion Inc.(a)	190,153	3,550,157
SRA International Inc. Class A(a)	593,494	16,831,490
STEC Inc.(a)(b)	563,576	11,322,242
Stratasys Inc.(a)(b)	283,222	13,311,434
Stream Global Services Inc.(a)(b)	62,241	188,590
Super Micro Computer Inc.(a)	340,023	5,453,969
Sykes Enterprises Inc.(a)	572,882	11,325,877
Synaptics Inc.(a)(b)	470,369	12,709,370
Syntel Inc.	181,943	9,502,883
Tier Technologies Inc. Class B(a)	171,161	941,385
Tyler Technologies Inc.(a)	396,430	9,399,355
Unisys Corp.(a)(b)	588,674	18,378,402
Virtusa Corp.(a)	185,806	3,480,146
Wave Systems Corp. Class A(a)(b)	1,108,176	3,468,591
Xyratex Ltd.(a)	419,871	4,694,158

		501,536,017

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.09%
Elizabeth Arden Inc.(a)	334,399	10,035,314
Inter Parfums Inc.	199,247	3,688,062
Revlon Inc. Class A(a)	146,296	2,321,717

		16,045,093

DISTRIBUTION & WHOLESALE – 0.92%
Beacon Roofing Supply Inc.(a)	630,073	12,897,594
BlueLinx Holdings Inc.(a)(b)	155,060	573,722
Brightpoint Inc.(a)	977,230	10,593,173
Chindex International Inc.(a)	188,906	3,031,941
Core-Mark Holding Co. Inc.(a)	148,225	4,898,836
Houston Wire & Cable Co.(b)	243,482	3,559,707
MWI Veterinary Supply Inc.(a)	169,821	13,701,158
Owens & Minor Inc.	872,098	28,325,743
Pool Corp.	685,043	16,516,387
Rentrak Corp.(a)	129,349	3,482,075
ScanSource Inc.(a)	371,357	14,107,853
United Stationers Inc.	334,560	23,770,488
Watsco Inc.	384,687	26,816,531

		162,275,208

DIVERSIFIED FINANCIAL SERVICES – 1.81%
Artio Global Investors Inc. Class A	385,776	6,234,140
Asset Acceptance Capital Corp.(a)(b)	205,731	1,104,776
Asta Funding Inc.	144,984	1,241,063
BGC Partners Inc. Class A(b)	785,962	7,301,587
Calamos Asset Management Inc. Class A	265,559	4,405,624
California First National Bancorp	25,427	388,270
Cohen & Steers Inc.(b)	242,958	7,210,993
CompuCredit Holdings Corp.(a)(b)	161,966	1,064,117
Cowen Group Inc. Class A(a)(b)	496,510	1,991,005
Credit Acceptance Corp.(a)(b)	72,530	5,146,729
Diamond Hill Investment Group Inc.	33,006	2,640,480
Doral Financial Corp.(a)	333,271	366,598
Duff & Phelps Corp. Class A	378,283	6,044,962
Encore Capital Group Inc.(a)	192,681	4,564,613
Epoch Holding Corp.	182,441	2,878,919
Evercore Partners Inc. Class A	217,924	7,472,614
FBR Capital Markets Corp.(a)	744,069	2,663,767
Federal Agricultural Mortgage Corp. Class C NVS(b)	132,839	2,538,553
Financial Engines Inc.(a)	181,858	5,012,007
First Marblehead Corp. (The)(a)	757,604	1,666,729
FXCM Inc.	310,059	4,040,069
GAIN Capital Holdings Inc.(a)	125,157	959,954
GAMCO Investors Inc. Class A	97,210	4,506,656
GFI Group Inc.	924,258	4,639,775
Gleacher & Co. Inc.(a)	1,067,968	1,858,264
Higher One Holdings Inc.(a)(b)	146,094	2,111,058
Imperial Holdings Inc.(a)	242,663	2,463,030
INTL FCStone Inc.(a)	174,750	4,442,145
Investment Technology Group Inc.(a)	605,300	11,010,407
JMP Group Inc.	203,993	1,756,380
KBW Inc.(b)	490,265	12,840,040
Knight Capital Group Inc. Class A(a)(b)	1,399,276	18,750,298
LaBranche & Co. Inc.(a)	508,392	1,997,981
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,249,302	1,436,697
MarketAxess Holdings Inc.	380,770	9,214,634
Marlin Business Services Corp.(a)	117,409	1,448,827
MF Global Holdings Ltd.(a)	1,600,261	13,250,161
National Financial Partners Corp.(a)(b)	592,817	8,744,051

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Nelnet Inc. Class A	367,013	8,011,894
Netspend Holdings Inc.(a)	421,589	4,435,116
NewStar Financial Inc.(a)	391,926	4,279,832
Ocwen Financial Corp.(a)	1,026,938	11,316,857
Oppenheimer Holdings Inc. Class A	138,952	4,656,282
optionsXpress Holdings Inc.	586,153	10,732,461
Penson Worldwide Inc.(a)	280,123	1,879,625
Piper Jaffray Companies Inc.(a)	202,881	8,405,360
Portfolio Recovery Associates Inc.(a)(b)	234,611	19,972,434
Pzena Investment Management Inc. Class A	102,933	726,707
Rodman & Renshaw Capital Group Inc.(a)(b)	219,158	449,274
Sanders Morris Harris Group Inc.	285,045	2,283,210
SeaCube Container Leasing Ltd.	149,113	2,387,299
Stifel Financial Corp.(a)	471,559	33,853,221
Student Loan Corp. (The) Escrow(a)(c)	61,000	152,500
SWS Group Inc.	393,074	2,385,959
Teton Advisors Inc. Class B(a)(c)	1,397	20,955
TradeStation Group Inc.(a)	563,467	3,955,538
Virtus Investment Partners Inc.(a)	70,069	4,128,466
Westwood Holdings Group Inc.	80,471	3,238,958
World Acceptance Corp.(a)(b)	226,340	14,757,368

		319,437,289

ELECTRIC – 1.67%
ALLETE Inc.	429,923	16,754,099
Ameresco Inc. Class A(a)	124,608	1,761,957
Avista Corp.	759,154	17,559,232
Black Hills Corp.(b)	541,664	18,113,244
Central Vermont Public Service Corp.	182,690	4,254,850
CH Energy Group Inc.	218,129	11,024,240
Cleco Corp.	838,764	28,761,218
Dynegy Inc.(a)(b)	1,427,757	8,123,937
El Paso Electric Co.(a)	605,086	18,394,614
Empire District Electric Co. (The)	555,339	12,100,837
EnerNOC Inc.(a)(b)	289,874	5,539,492
IDACORP Inc.	664,844	25,330,556
MGE Energy Inc.	319,518	12,937,284
NorthWestern Corp.	500,345	15,160,453
Otter Tail Corp.	497,153	11,300,288
Pike Electric Corp.(a)	224,394	2,136,231
PNM Resources Inc.	1,198,426	17,880,516
Portland General Electric Co.	1,040,534	24,733,493
UIL Holdings Corp.	697,181	21,277,964
UniSource Energy Corp.	498,697	18,017,923
Unitil Corp.	149,892	3,531,456

		294,693,884

ELECTRICAL COMPONENTS & EQUIPMENT – 1.28%
A123 Systems Inc.(a)(b)	1,006,662	6,392,304
Advanced Battery Technologies Inc.(a)(b)	887,698	1,722,134
Advanced Energy Industries Inc.(a)	504,233	8,244,210
American Superconductor Corp.(a)(b)	700,386	17,418,600
Belden Inc.	646,309	24,268,903
Capstone Turbine Corp.(a)(b)	3,325,745	6,019,598
Coleman Cable Inc.(a)(b)	109,022	965,935
Encore Wire Corp.	258,046	6,280,840
Energy Conversion Devices Inc.(a)(b)	741,363	1,675,480
EnerSys Inc.(a)	667,216	26,521,836
Evergreen Solar Inc.(a)(b)	439,402	593,193
Generac Holdings Inc.(a)	267,043	5,418,302
GrafTech International Ltd.(a)	1,664,049	34,329,331
Graham Corp.	135,178	3,236,161

Security	Shares	Value
Greatbatch Inc.(a)	321,911	8,517,765
Insteel Industries Inc.	241,470	3,414,386
Littelfuse Inc.	303,075	17,305,582
Powell Industries Inc.(a)	121,362	4,786,517
Power-One Inc.(a)(b)	968,992	8,478,680
PowerSecure International Inc.(a)	249,745	2,147,807
SatCon Technology Corp.(a)(b)	1,525,351	5,887,855
Universal Display Corp.(a)	491,171	27,034,052
Vicor Corp.	269,787	4,448,788

		225,108,259

ELECTRONICS – 2.51%
American Science and Engineering Inc.	124,380	11,487,737
Analogic Corp.	178,385	10,087,672
Applied Energetics Inc.(a)(b)	1,108,075	731,330
Badger Meter Inc.	207,673	8,558,204
Ballantyne Strong Inc.(a)	195,041	1,398,444
Bel Fuse Inc. Class B	146,924	3,233,797
Benchmark Electronics Inc.(a)	871,773	16,537,534
Brady Corp. Class A	675,113	24,094,783
Checkpoint Systems Inc.(a)	546,174	12,277,992
Coherent Inc.(a)	349,350	20,300,728
CTS Corp.	474,370	5,123,196
Cubic Corp.	217,067	12,481,352
Cymer Inc.(a)	415,900	23,531,622
Daktronics Inc.	472,723	5,081,772
DDi Corp.	180,968	1,912,832
Dionex Corp.(a)	243,549	28,750,959
Electro Scientific Industries Inc.(a)	380,614	6,607,459
FARO Technologies Inc.(a)	222,458	8,898,320
FEI Co.(a)	525,333	17,714,229
Fluidigm Corp.(a)	88,102	1,260,740
II-VI Inc.(a)	346,141	17,220,515
L-1 Identity Solutions Inc.(a)	1,062,439	12,515,531
LaBarge Inc.(a)	170,475	3,017,407
Measurement Specialties Inc.(a)	200,775	6,838,396
Methode Electronics Inc.	517,595	6,252,548
Multi-Fineline Electronix Inc.(a)	136,437	3,850,252
NVE Corp.(a)	65,897	3,712,637
OSI Systems Inc.(a)	225,077	8,447,140
OYO Geospace Corp.(a)	56,407	5,560,602
Park Electrochemical Corp.	285,170	9,196,732
Plexus Corp.(a)	557,991	19,563,164
Pulse Electronics Corp.	580,773	3,513,677
Rofin-Sinar Technologies Inc.(a)	390,915	15,441,142
Rogers Corp.(a)	219,166	9,875,620
Sanmina-SCI Corp.(a)	1,096,485	12,291,597
Spectrum Control Inc.(a)	174,413	3,432,448
SRS Labs Inc.(a)	161,550	1,379,637
Stoneridge Inc.(a)	211,147	3,086,969
Taser International Inc.(a)	864,307	3,517,729
TTM Technologies Inc.(a)	1,106,485	20,093,768
UQM Technologies Inc.(a)(b)	493,867	1,471,724
Viasystems Group Inc.(a)	58,942	1,608,527
Watts Water Technologies Inc. Class A	404,931	15,464,315
Woodward Inc.	842,292	29,109,612
X-Rite Inc.(a)	457,718	2,174,161
Zygo Corp.(a)	241,026	3,523,800

		442,230,352

ENERGY – ALTERNATE SOURCES – 0.23%
Amyris Inc.(a)(b)	86,392	2,465,628

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Clean Energy Fuels Corp.(a)(b)	633,522	10,377,090
Comverge Inc.(a)(b)	356,725	1,662,338
Ener1 Inc.(a)(b)	894,957	2,649,073
FuelCell Energy Inc.(a)(b)	1,489,505	3,187,541
Gevo Inc.(a)	67,272	1,325,258
Green Plains Renewable Energy Inc.(a)(b)	252,889	3,039,726
GT Solar International Inc.(a)(b)	751,879	8,015,030
Headwaters Inc.(a)	835,031	4,926,683
Hoku Corp.(a)(b)	235,103	470,206
Syntroleum Corp.(a)(b)	949,652	2,146,214

		40,264,787

ENGINEERING & CONSTRUCTION – 0.59%
Argan Inc.(a)(b)	106,076	908,011
Dycom Industries Inc.(a)	488,881	8,477,197
EMCOR Group Inc.(a)	916,496	28,383,881
Granite Construction Inc.	482,495	13,558,109
Insituform Technologies Inc. Class A(a)	544,471	14,564,599
Layne Christensen Co.(a)	271,331	9,360,920
Mistras Group Inc.(a)	198,434	3,415,049
MYR Group Inc.(a)	275,984	6,601,537
Orion Marine Group Inc.(a)	377,255	4,051,719
Sterling Construction Co. Inc.(a)	222,240	3,751,411
Tutor Perini Corp.	370,110	9,015,880
VSE Corp.	58,964	1,751,820

		103,840,133

ENTERTAINMENT – 0.66%
Ascent Media Corp. Class A(a)	198,518	9,697,604
Bluegreen Corp.(a)	196,831	808,975
Carmike Cinemas Inc.(a)	138,552	990,647
Churchill Downs Inc.	157,530	6,537,495
Cinemark Holdings Inc.	786,429	15,217,401
Empire Resorts Inc.(a)(b)	348,637	216,155
Isle of Capri Casinos Inc.(a)	257,913	2,450,174
Lions Gate Entertainment Corp.(a)	943,629	5,897,681
National CineMedia Inc.	733,177	13,688,415
Pinnacle Entertainment Inc.(a)	835,003	11,372,741
Scientific Games Corp. Class A(a)	899,942	7,865,493
Shuffle Master Inc.(a)	743,734	7,943,079
Speedway Motorsports Inc.	169,800	2,713,404
Steinway Musical Instruments Inc.(a)	77,864	1,729,359
Vail Resorts Inc.(a)	501,055	24,431,442
Warner Music Group Corp.(a)(b)	616,272	4,172,162

		115,732,227

ENVIRONMENTAL CONTROL – 0.73%
Calgon Carbon Corp.(a)	777,066	12,339,808
Casella Waste Systems Inc. Class A(a)	342,127	2,453,050
Clean Harbors Inc.(a)	318,883	31,460,997
Darling International Inc.(a)	1,475,783	22,682,785
Energy Recovery Inc.(a)(b)	585,171	1,860,844
EnergySolutions Inc.	1,230,379	7,333,059
Fuel Tech Inc.(a)(b)	253,009	2,251,780
Met-Pro Corp.	201,203	2,394,316
Metalico Inc.(a)(b)	516,155	3,210,484
Mine Safety Appliances Co.	368,418	13,509,888
Rentech Inc.(a)(b)	2,975,960	3,719,950
Tetra Tech Inc.(a)	853,206	21,065,656

Security	Shares	Value
US Ecology Inc.	256,043	4,462,829

		128,745,446

FOOD – 1.58%
Arden Group Inc. Class A	16,408	1,252,094
B&G Foods Inc. Class A	660,928	12,405,619
Bridgford Foods Corp.	24,607	275,844
Cal-Maine Foods Inc.(b)	195,780	5,775,510
Calavo Growers Inc.	151,565	3,311,695
Chiquita Brands International Inc.(a)	621,165	9,528,671
Diamond Foods Inc.(b)	301,043	16,798,199
Dole Food Co. Inc.(a)(b)	500,704	6,824,596
Fresh Del Monte Produce Inc.(b)	520,886	13,600,333
Fresh Market Inc. (The)(a)	210,698	7,951,743
Hain Celestial Group Inc.(a)	594,753	19,198,627
Imperial Sugar Co.	166,471	2,220,723
Ingles Markets Inc. Class A	172,207	3,411,421
J&J Snack Foods Corp.	196,919	9,268,977
John B. Sanfilippo & Son Inc.(a)	108,280	1,266,876
Lifeway Foods Inc.(a)(b)	64,545	672,559
M&F Worldwide Corp.(a)	146,045	3,668,650
Nash-Finch Co.	174,241	6,610,704
Pilgrim’s Pride Corp.(a)	677,588	5,224,203
Ruddick Corp.	606,241	23,394,840
Sanderson Farms Inc.(b)	313,704	14,405,288
Seaboard Corp.	4,500	10,858,500
Seneca Foods Corp. Class A(a)	116,239	3,472,059
Smart Balance Inc.(a)	865,644	3,973,306
Snyders-Lance Inc.	358,268	7,111,620
Spartan Stores Inc.	311,635	4,609,082
Tootsie Roll Industries Inc.(b)	346,493	9,826,541
TreeHouse Foods Inc.(a)	480,579	27,330,528
United Natural Foods Inc.(a)	663,141	29,721,980
Village Super Market Inc. Class A	85,100	2,476,410
Weis Markets Inc.	153,159	6,196,813
Winn-Dixie Stores Inc.(a)	763,761	5,453,254

		278,097,265

FOREST PRODUCTS & PAPER – 0.95%
Boise Inc.(b)	975,548	8,936,020
Buckeye Technologies Inc.	541,148	14,735,460
Clearwater Paper Corp.(a)	158,777	12,924,448
Deltic Timber Corp.	148,590	9,931,756
KapStone Paper and Packaging Corp.(a)	531,370	9,123,623
Louisiana-Pacific Corp.(a)	1,753,363	18,410,311
Neenah Paper Inc.	202,766	4,454,769
P.H. Glatfelter Co.	634,646	8,453,485
Potlatch Corp.(b)	552,322	22,203,344
Rock-Tenn Co. Class A(b)	538,172	37,322,228
Schweitzer-Mauduit International Inc.	254,006	12,855,244
Verso Paper Corp.(a)(b)	202,030	1,080,860
Wausau Paper Corp.	684,886	5,232,529
Xerium Technologies Inc.(a)	102,666	2,469,117

		168,133,194

GAS – 1.12%
Chesapeake Utilities Corp.	131,525	5,474,071
Laclede Group Inc. (The)	307,913	11,731,485
New Jersey Resources Corp.	570,831	24,517,191
Nicor Inc.	625,641	33,596,922
Northwest Natural Gas Co.	367,322	16,944,564

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Piedmont Natural Gas Co.	991,534	30,093,057
South Jersey Industries Inc.	412,953	23,112,979
Southwest Gas Corp.	627,165	24,440,620
WGL Holdings Inc.	700,028	27,301,092

		197,211,981

HAND & MACHINE TOOLS – 0.08%
Franklin Electric Co. Inc.	321,679	14,861,570

		14,861,570

HEALTH CARE – PRODUCTS – 3.50%
Abaxis Inc.(a)	306,968	8,852,957
ABIOMED Inc.(a)(b)	435,616	6,329,500
Accuray Inc.(a)	758,624	6,850,375
Align Technology Inc.(a)	819,162	16,776,438
Alphatec Holdings Inc.(a)	695,393	1,877,561
American Medical Systems Holdings Inc.(a)	1,042,020	22,549,313
AngioDynamics Inc.(a)	344,374	5,206,935
Arthrocare Corp.(a)	372,904	12,432,619
Atrion Corp.	21,990	3,836,595
BG Medicine Inc.(a)	79,266	611,141
Bruker Corp.(a)	1,004,058	20,934,609
Caliper Life Sciences Inc.(a)	619,497	4,187,800
Cantel Medical Corp.	178,229	4,589,397
CardioNet Inc.(a)	330,549	1,583,330
Cepheid Inc.(a)(b)	821,287	23,012,462
Cerus Corp.(a)(b)	653,467	1,888,520
Clinical Data Inc.(a)(b)	161,809	4,902,813
Conceptus Inc.(a)(b)	432,012	6,242,573
CONMED Corp.(a)	405,529	10,657,302
Cutera Inc.(a)	184,031	1,577,146
Cyberonics Inc.(a)	385,706	12,269,308
Cynosure Inc. Class A(a)	133,075	1,848,412
Delcath Systems Inc.(a)(b)	589,074	4,341,475
DexCom Inc.(a)	851,616	13,217,080
Endologix Inc.(a)	669,412	4,538,613
Exactech Inc.(a)	113,908	1,999,085
Female Health Co. (The)	244,478	1,219,945
Haemonetics Corp.(a)	347,302	22,762,173
Hanger Orthopedic Group Inc.(a)	361,809	9,417,888
Hansen Medical Inc.(a)(b)	582,688	1,287,740
HeartWare International Inc.(a)(b)	129,402	11,067,753
ICU Medical Inc.(a)	162,387	7,109,303
Immucor Inc.(a)	966,237	19,112,168
Insulet Corp.(a)	603,417	12,442,459
Invacare Corp.	403,664	12,562,024
IRIS International Inc.(a)	230,960	2,083,259
Kensey Nash Corp.(a)	101,121	2,518,924
LCA-Vision Inc.(a)	255,808	1,726,704
Luminex Corp.(a)	519,868	9,752,724
MAKO Surgical Corp.(a)(b)	422,350	10,220,870
Masimo Corp.	717,462	23,747,992
Medical Action Industries Inc.(a)	196,466	1,650,314
MELA Sciences Inc.(a)(b)	348,769	1,227,667
Merge Healthcare Inc.(a)	708,942	3,459,637
Meridian Bioscience Inc.	562,000	13,482,380
Merit Medical Systems Inc.(a)	390,650	7,664,553
Metabolix Inc.(a)(b)	371,336	3,902,741
Microvision Inc.(a)(b)	1,329,955	1,755,541
Natus Medical Inc.(a)	396,022	6,653,170
NuVasive Inc.(a)(b)	541,018	13,698,576
NxStage Medical Inc.(a)	375,105	8,244,808

Security	Shares	Value
OraSure Technologies Inc.(a)	635,768	4,997,136
Orthofix International NV(a)	245,415	7,966,171
Orthovita Inc.(a)	951,221	2,026,101
Palomar Medical Technologies Inc.(a)	256,574	3,810,124
PSS World Medical Inc.(a)	790,322	21,457,242
Quidel Corp.(a)(b)	343,402	4,107,088
Rochester Medical Corp.(a)	148,967	1,710,141
Sirona Dental Systems Inc.(a)	462,757	23,211,891
Solta Medical Inc.(a)	814,574	2,688,094
SonoSite Inc.(a)	187,561	6,249,533
Spectranetics Corp.(a)	450,478	2,121,751
Staar Surgical Co.(a)	493,010	2,746,066
Stereotaxis Inc.(a)(b)	435,631	1,685,892
Steris Corp.	819,075	28,290,850
SurModics Inc.(a)	238,531	2,981,638
Symmetry Medical Inc.(a)	500,792	4,907,762
Syneron Medical Ltd.(a)	491,507	6,409,251
Synovis Life Technologies Inc.(a)	154,975	2,972,421
TomoTherapy Inc.(a)	664,867	3,038,442
Unilife Corp.(a)(b)	666,057	3,776,543
Vascular Solutions Inc.(a)	228,645	2,494,517
Vital Images Inc.(a)	203,502	2,749,312
Volcano Corp.(a)(b)	695,073	17,793,869
West Pharmaceutical Services Inc.	459,800	20,585,246
Wright Medical Group Inc.(a)	539,215	9,172,047
Young Innovations Inc.	79,554	2,497,996
Zoll Medical Corp.(a)	297,615	13,336,128

		617,667,924

HEALTH CARE – SERVICES – 1.98%
Air Methods Corp.(a)	154,184	10,368,874
Alliance Healthcare Services Inc.(a)	376,663	1,664,851
Allied Healthcare International Inc.(a)	617,182	1,567,642
Almost Family Inc.(a)	114,766	4,319,792
Amedisys Inc.(a)(b)	395,028	13,825,980
America Service Group Inc.	123,159	3,157,797
American Dental Partners Inc.(a)	216,888	2,845,571
AMERIGROUP Corp.(a)	714,437	45,902,577
AmSurg Corp.(a)	428,859	10,910,173
Assisted Living Concepts Inc. Class A(a)	137,229	5,371,143
Bio-Reference Laboratories Inc.(a)(b)	332,087	7,452,032
Capital Senior Living Corp.(a)	373,392	3,965,423
Centene Corp.(a)	678,251	22,368,718
Continucare Corp.(a)	397,177	2,124,897
Emeritus Corp.(a)	310,111	7,895,426
Ensign Group Inc. (The)	197,583	6,308,825
Five Star Quality Care Inc.(a)	436,923	3,552,184
Gentiva Health Services Inc.(a)	412,401	11,559,600
HealthSouth Corp.(a)(b)	1,293,369	32,308,358
Healthways Inc.(a)	472,520	7,262,632
IPC The Hospitalist Co. Inc.(a)	223,967	10,170,342
Kindred Healthcare Inc.(a)	546,131	13,041,608
LHC Group Inc.(a)	217,591	6,527,730
Magellan Health Services Inc.(a)	460,853	22,618,665
MedCath Corp.(a)	283,133	3,949,705
Metropolitan Health Networks Inc.(a)	546,277	2,583,890
Molina Healthcare Inc.(a)	214,880	8,595,200
National Healthcare Corp.	125,445	5,831,938
Neostem Inc.(a)(b)	460,662	792,339
RehabCare Group Inc.(a)	343,454	12,663,149
Select Medical Holdings Corp.(a)	701,865	5,657,032
Skilled Healthcare Group Inc. Class A(a)	273,142	3,930,513
Sun Healthcare Group Inc.(a)	347,196	4,885,048

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Sunrise Senior Living Inc.(a)	774,419	9,238,819
Triple-S Management Corp. Class B(a)	282,004	5,803,642
U.S. Physical Therapy Inc.	139,420	3,114,643
WellCare Health Plans Inc.(a)	585,974	24,581,609

		348,718,367

HOLDING COMPANIES – DIVERSIFIED – 0.07%
Harbinger Group Inc.(a)	124,178	646,967
Heckmann Corp.(a)	1,234,270	8,084,469
Primoris Services Corp.	307,134	3,114,339

		11,845,775

HOME BUILDERS – 0.28%
Beazer Homes USA Inc.(a)(b)	1,032,542	4,718,717
Cavco Industries Inc.(a)	90,206	4,073,703
Hovnanian Enterprises Inc. Class A(a)(b)	858,335	3,029,922
M/I Homes Inc.(a)	260,332	3,902,377
Meritage Homes Corp.(a)	443,922	10,711,838
Ryland Group Inc.	609,132	9,685,199
Skyline Corp.	94,522	1,895,166
Standard-Pacific Corp.(a)	1,487,843	5,549,654
Winnebago Industries Inc.(a)(b)	402,935	5,387,241

		48,953,817

HOME FURNISHINGS – 0.34%
American Woodmark Corp.	127,979	2,672,201
Audiovox Corp. Class A(a)	237,097	1,896,776
DTS Inc.(a)	240,604	11,219,364
Ethan Allen Interiors Inc.(b)	343,073	7,513,299
Furniture Brands International Inc.(a)	644,012	2,930,255
Hooker Furniture Corp.	147,426	1,763,215
Kimball International Inc. Class B	431,647	3,021,529
La-Z-Boy Inc.(a)	716,191	6,839,624
Sealy Corp.(a)(b)	657,845	1,670,926
TiVo Inc.(a)(b)	1,601,760	14,031,418
Universal Electronics Inc.(a)	189,130	5,590,683

		59,149,290

HOUSEHOLD PRODUCTS & WARES – 0.44%
ACCO Brands Corp.(a)	763,779	7,286,452
American Greetings Corp. Class A	546,801	12,904,504
Blyth Inc.	74,300	2,414,007
Central Garden & Pet Co. Class A(a)	737,578	6,793,093
CSS Industries Inc.	106,330	2,004,321
Ennis Inc.	360,006	6,130,902
Helen of Troy Ltd.(a)	424,043	12,466,864
Kid Brands Inc.(a)	172,249	1,266,030
Oil-Dri Corp. of America	70,395	1,499,414
Prestige Brands Holdings Inc.(a)	577,659	6,643,078
Spectrum Brands Holdings Inc.(a)	252,256	7,002,627
Standard Register Co. (The)	245,589	815,355
Summer Infant Inc.(a)	147,841	1,182,728
WD-40 Co.	229,533	9,718,427

		78,127,802

HOUSEWARES – 0.08%
Libbey Inc.(a)	271,869	4,485,839
Lifetime Brands Inc.(a)	126,725	1,900,875

Security	Shares	Value
National Presto Industries Inc.	66,674	7,512,826

		13,899,540

INSURANCE – 2.59%
Alterra Capital Holdings Ltd.	1,170,323	26,145,016
American Equity Investment Life Holding Co.	812,081	10,654,503
American Safety Insurance Holdings Ltd.(a)	142,809	3,060,397
Amerisafe Inc.(a)	260,521	5,760,119
AmTrust Financial Services Inc.	307,369	5,861,527
Argo Group International Holdings Ltd.	379,765	12,547,436
Baldwin & Lyons Inc. Class B	112,771	2,641,097
Citizens Inc.(a)(b)	502,910	3,671,243
CNA Surety Corp.(a)	246,849	6,235,406
CNO Financial Group Inc.(a)	3,069,887	23,054,851
Crawford & Co. Class B	327,366	1,558,262
Delphi Financial Group Inc. Class A	657,136	20,180,647
Donegal Group Inc. Class A	153,183	2,048,057
eHealth Inc.(a)(b)	309,159	4,111,815
EMC Insurance Group Inc.	65,644	1,629,940
Employers Holdings Inc.	437,297	9,034,556
Enstar Group Ltd.(a)	91,261	9,115,149
FBL Financial Group Inc. Class A	184,801	5,677,087
First American Financial Corp.	1,436,270	23,698,455
Flagstone Reinsurance Holdings SA	618,998	5,577,172
Fortegra Financial Corp.(a)	82,698	939,449
FPIC Insurance Group Inc.(a)	118,959	4,508,546
Gerova Financial Group Ltd.(a)(b)(c)	16,637	87,344
Global Indemnity PLC(a)	191,698	4,213,522
Greenlight Capital Re Ltd. Class A(a)	391,459	11,043,058
Hallmark Financial Services Inc.(a)	159,109	1,333,333
Harleysville Group Inc.	161,632	5,354,868
Horace Mann Educators Corp.	544,104	9,140,947
Infinity Property and Casualty Corp.	173,464	10,319,373
Kansas City Life Insurance Co.	57,152	1,827,721
Life Partners Holdings Inc.(b)	121,800	979,272
Maiden Holdings Ltd.	692,101	5,183,836
Meadowbrook Insurance Group Inc.	736,548	7,623,272
MGIC Investment Corp.(a)(b)	2,770,647	24,631,052
Montpelier Re Holdings Ltd.	860,424	15,203,692
National Interstate Corp.	90,371	1,884,235
National Western Life Insurance Co. Class A	30,623	4,968,582
Navigators Group Inc. (The)(a)	168,953	8,701,079
Phoenix Companies Inc. (The)(a)	1,627,780	4,427,562
Platinum Underwriters Holdings Ltd.	517,290	19,703,576
PMI Group Inc. (The)(a)	1,989,706	5,372,206
Presidential Life Corp.	292,722	2,789,641
Primerica Inc.	332,447	8,480,723
Primus Guaranty Ltd.(a)(b)	222,201	1,128,781
ProAssurance Corp.(a)	424,639	26,909,373
Radian Group Inc.	1,839,625	12,527,846
RLI Corp.	253,569	14,618,253
Safety Insurance Group Inc.	174,589	8,050,299
SeaBright Insurance Holdings Inc.	301,746	3,092,896
Selective Insurance Group Inc.	735,619	12,726,209
State Auto Financial Corp.	199,448	3,633,943
Stewart Information Services Corp.	236,433	2,477,818
Tower Group Inc.	515,185	12,379,896
United Fire & Casualty Co.	315,808	6,382,480
Universal American Corp.	440,892	10,100,836
Universal Insurance Holdings Inc.	236,227	1,280,350

		456,288,604

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
INTERNET – 3.58%
1-800-FLOWERS.COM Inc.(a)	348,137	1,148,852
AboveNet Inc.	311,288	20,190,140
Ancestry.com Inc.(a)	279,505	9,908,452
Archipelago Learning Inc.(a)(b)	160,583	1,372,985
Ariba Inc.(a)	1,242,068	42,404,201
Blue Coat Systems Inc.(a)	575,432	16,204,165
Blue Nile Inc.(a)(b)	172,248	9,299,669
BroadSoft Inc.(a)	109,504	5,222,246
Cogent Communications Group Inc.(a)	623,937	8,903,581
comScore Inc.(a)	314,701	9,286,826
Constant Contact Inc.(a)(b)	393,451	13,731,440
DealerTrack Holdings Inc.(a)	555,547	12,755,359
Dice Holdings Inc.(a)	234,146	3,537,946
Digital River Inc.(a)(b)	547,779	20,503,368
Drugstore.com Inc.(a)(b)	1,297,112	4,993,881
EarthLink Inc.	1,490,706	11,672,228
ePlus Inc.(a)	52,711	1,402,640
eResearchTechnology Inc.(a)	679,831	4,602,456
Global Sources Ltd.(a)	244,629	2,845,035
GSI Commerce Inc.(a)	916,871	26,836,814
InfoSpace Inc.(a)	495,001	4,286,709
Internap Network Services Corp.(a)	717,526	4,714,146
Internet Capital Group Inc.(a)	502,427	7,134,463
IntraLinks Holdings Inc.(a)	162,357	4,341,426
j2 Global Communications Inc.(a)(b)	624,627	18,432,743
Keynote Systems Inc.	173,054	3,210,152
KIT Digital Inc.(a)(b)	396,969	4,779,507
Knot Inc. (The)(a)	390,737	4,708,381
Lionbridge Technologies Inc.(a)	818,261	2,806,635
Liquidity Services Inc.(a)	194,993	3,482,575
Local.com Corp.(a)(b)	286,327	1,113,812
LoopNet Inc.(a)(b)	252,105	3,567,286
MediaMind Technologies Inc.(a)	79,119	1,092,633
ModusLink Global Solutions Inc.	611,621	3,339,451
Move Inc.(a)	2,182,505	5,216,187
Network Engines Inc.(a)	493,896	1,002,609
NIC Inc.	769,053	9,582,400
NutriSystem Inc.(b)	372,588	5,398,800
Online Resources Corp.(a)	368,654	1,393,512
OpenTable Inc.(a)(b)	218,526	23,240,240
Openwave Systems Inc.(a)	1,187,419	2,541,077
Orbitz Worldwide Inc.(a)	263,414	940,388
Overstock.com Inc.(a)(b)	202,738	3,187,041
PCTEL Inc.(a)	261,064	2,002,361
Perficient Inc.(a)	296,210	3,557,482
QuinStreet Inc.(a)(b)	137,586	3,127,330
Rackspace Hosting Inc.(a)	1,339,614	57,402,460
ReachLocal Inc.(a)(b)	65,949	1,318,980
RealNetworks Inc.(a)	1,157,303	4,305,167
RightNow Technologies Inc.(a)	301,058	9,423,115
S1 Corp.(a)	710,676	4,747,316
Safeguard Scientifics Inc.(a)	282,351	5,745,843
Sapient Corp.(a)	1,425,161	16,318,093
Shutterfly Inc.(a)(b)	393,125	20,584,025
Sourcefire Inc.(a)(b)	378,401	10,409,811
SPS Commerce Inc.(a)	65,236	1,011,810
Stamps.com Inc.	144,122	1,924,029
Support.com Inc.(a)	643,408	3,339,288
TechTarget Inc.(a)	184,880	1,647,281
TeleCommunication Systems Inc.(a)	624,165	2,571,560
Terremark Worldwide Inc.(a)	804,082	15,277,558
TIBCO Software Inc.(a)	2,295,440	62,550,740

Security	Shares	Value
Travelzoo Inc.(a)(b)	76,463	5,091,671
United Online Inc.	1,207,639	7,614,164
US Auto Parts Network Inc.(a)	179,777	1,564,060
ValueClick Inc.(a)	1,124,608	16,261,832
Vasco Data Security International Inc.(a)	372,708	5,117,281
Vitacost.com Inc.(a)(b)(c)	221,173	630,343
Vocus Inc.(a)	230,344	5,956,696
Websense Inc.(a)	560,303	12,870,160
Zix Corp.(a)(b)	769,825	2,832,956

		631,537,869

INVESTMENT COMPANIES – 1.09%
American Capital Ltd.(a)	4,692,957	46,460,274
Apollo Investment Corp.	2,678,993	32,308,656
Arlington Asset Investment Corp. Class A	93,478	2,845,470
BlackRock Kelso Capital Corp.(d)	993,446	10,063,608
Capital Southwest Corp.	39,422	3,608,296
Fifth Street Finance Corp.	920,778	12,292,386
Gladstone Capital Corp.(b)	290,186	3,282,004
Gladstone Investment Corp.	301,370	2,338,631
Golub Capital BDC Inc.	101,457	1,600,991
Harris & Harris Group Inc.(a)	438,189	2,357,457
Hercules Technology Growth Capital Inc.	599,857	6,598,427
Kayne Anderson Energy Development Co.	139,958	2,737,579
Main Street Capital Corp.(b)	259,473	4,787,277
MCG Capital Corp.	1,063,282	6,911,333
Medallion Financial Corp.	212,815	1,870,644
MVC Capital Inc.	340,333	4,669,369
NGP Capital Resources Co.	295,938	2,852,842
PennantPark Investment Corp.	608,915	7,258,267
PennyMac Mortgage Investment Trust(d)	383,426	7,051,204
Prospect Capital Corp.(b)	1,218,218	14,874,442
Solar Capital Ltd.	78,806	1,881,887
Solar Senior Capital Ltd.(a)	110,283	2,054,572
THL Credit Inc.	123,857	1,693,125
TICC Capital Corp.	438,596	4,767,539
Triangle Capital Corp.	258,502	4,668,546

		191,834,826

IRON & STEEL – 0.09%
Gibraltar Industries Inc.(a)	418,471	4,992,359
Metals USA Holdings Corp.(a)	156,532	2,562,429
Olympic Steel Inc.	126,169	4,139,605
Shiloh Industries Inc.	71,601	836,299
Universal Stainless & Alloy Products Inc.(a)	93,782	3,163,267

		15,693,959

LEISURE TIME – 0.65%
Ambassadors Group Inc.	250,476	2,742,712
Arctic Cat Inc.(a)	166,200	2,584,410
Brunswick Corp.	1,223,506	31,113,758
Callaway Golf Co.	894,979	6,103,757
Interval Leisure Group Inc.(a)	552,961	9,040,912
Johnson Outdoors Inc. Class A(a)	59,851	909,137
Life Time Fitness Inc.(a)(b)	577,221	21,536,115
Marine Products Corp.(a)	133,815	1,061,153
Multimedia Games Inc.(a)	383,845	2,199,432
Polaris Industries Inc.	430,186	37,434,786

		114,726,172

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
LODGING – 0.32%
Ameristar Casinos Inc.	368,425	6,539,544
Boyd Gaming Corp.(a)(b)	749,404	7,021,916
Gaylord Entertainment Co.(a)(b)	479,323	16,622,922
Marcus Corp.	287,106	3,129,455
Monarch Casino & Resort Inc.(a)	120,962	1,258,005
Morgans Hotel Group Co.(a)(b)	305,339	2,992,322
Orient-Express Hotels Ltd. Class A(a)	1,415,514	17,509,908
Red Lion Hotels Corp.(a)	165,716	1,358,871

		56,432,943

MACHINERY – 1.61%
Alamo Group Inc.	88,202	2,421,145
Albany International Corp. Class A	379,256	9,443,474
Altra Holdings Inc.(a)(b)	369,267	8,722,087
Applied Industrial Technologies Inc.	585,365	19,469,240
Astec Industries Inc.(a)	274,605	10,240,020
Briggs & Stratton Corp.	694,393	15,728,001
Cascade Corp.	124,848	5,565,724
Cognex Corp.	548,634	15,498,910
Columbus McKinnon Corp.(a)	267,058	4,929,891
DXP Enterprises Inc.(a)	116,585	2,690,782
Flow International Corp.(a)	644,040	2,827,336
Gerber Scientific Inc.(a)	344,310	3,222,742
Gorman-Rupp Co. (The)	169,215	6,665,379
Intermec Inc.(a)	678,289	7,318,738
Intevac Inc.(a)	308,060	3,829,186
iRobot Corp.(a)(b)	289,664	9,527,049
Kadant Inc.(a)	172,099	4,507,273
Lindsay Corp.(b)	172,191	13,606,533
Middleby Corp. (The)(a)(b)	229,667	21,409,558
NACCO Industries Inc. Class A	80,259	8,882,263
Nordson Corp.	471,457	54,245,842
Park-Ohio Holdings Corp.(a)	107,350	2,217,851
Presstek Inc.(a)(b)	376,139	782,369
Robbins & Myers Inc.	532,986	24,512,026
Sauer-Danfoss Inc.(a)	160,107	8,154,249
Tecumseh Products Co. Class A(a)	254,605	2,551,142
Tennant Co.	261,219	10,981,647
Twin Disc Inc.	115,286	3,714,515

		283,664,972

MACHINERY – DIVERSIFIED – 0.12%
Chart Industries Inc.(a)	396,494	21,823,030

		21,823,030

MANUFACTURING – 2.39%
A.O. Smith Corp.	502,456	22,278,899
Actuant Corp. Class A	938,829	27,226,041
Acuity Brands Inc.	601,097	35,158,164
American Railcar Industries Inc.(a)	129,493	3,232,145
Ameron International Corp.	128,167	8,944,775
AZZ Inc.	172,392	7,861,075
Barnes Group Inc.	677,672	14,149,791
Blount International Inc.(a)	663,955	10,610,001
Brink’s Co. (The)	662,152	21,923,853
Ceradyne Inc.(a)	351,099	15,827,543
CLARCOR Inc.	697,031	31,317,603
Colfax Corp.(a)	331,749	7,613,640
Eastman Kodak Co.(a)(b)	3,716,478	12,004,224

Security	Shares	Value
EnPro Industries Inc.(a)	285,560	10,371,539
ESCO Technologies Inc.	365,786	13,954,736
Fabrinet(a)	137,870	2,779,459
Federal Signal Corp.	866,260	5,639,353
FreightCar America Inc.(a)	163,948	5,329,949
GP Strategies Corp.(a)	201,407	2,739,135
Griffon Corp.(a)	621,262	8,157,170
Hexcel Corp.(a)	1,341,205	26,408,326
Koppers Holdings Inc.	283,085	12,087,729
Lancaster Colony Corp.	267,583	16,215,530
LSB Industries Inc.(a)	236,551	9,376,882
Lydall Inc.(a)	233,715	2,077,726
Matthews International Corp. Class A	417,244	16,084,756
Myers Industries Inc.	484,821	4,814,273
PMFG Inc.(a)(b)	242,128	5,167,012
Polypore International Inc.(a)	300,685	17,313,442
Raven Industries Inc.	224,450	13,785,719
Smith & Wesson Holding Corp.(a)	822,430	2,919,627
Standex International Corp.	172,043	6,518,709
STR Holdings Inc.(a)(b)	393,066	7,539,006
Sturm, Ruger & Co. Inc.(b)	266,691	6,125,892
Tredegar Corp.	340,686	7,352,004

		420,905,728

MEDIA – 0.67%
A.H. Belo Corp. Class A(a)	246,532	2,061,007
Acacia Research Corp.(a)	510,740	17,477,523
Beasley Broadcast Group Inc. Class A(a)	61,085	448,364
Belo Corp. Class A(a)	1,232,730	10,860,351
Cambium Learning Group Inc.(a)	227,535	773,619
CKX Inc.(a)	781,913	3,299,673
Courier Corp.	145,944	2,037,378
Crown Media Holdings Inc. Class A(a)(b)	346,209	803,205
Cumulus Media Inc. Class A(a)(b)	291,665	1,265,826
Demand Media Inc.(a)	107,774	2,538,078
Dex One Corp.(a)	691,955	3,349,062
DG FastChannel Inc.(a)	346,152	11,153,017
Dolan Co. (The)(a)	421,942	5,122,376
E.W. Scripps Co. (The) Class A(a)	437,237	4,328,646
Entercom Communications Corp.(a)	324,788	3,579,164
Entravision Communications Corp. Class A(a)(b)	665,734	1,804,139
Fisher Communications Inc.(a)	89,621	2,785,421
Gray Television Inc.(a)	663,311	1,373,054
Journal Communications Inc. Class A(a)	578,171	3,469,026
Lee Enterprises Inc.(a)(b)	599,129	1,617,648
Lin TV Corp. Class A(a)	393,486	2,333,372
LodgeNet Interactive Corp.(a)(b)	343,476	1,250,253
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	361,242	1,340,208
McClatchy Co. (The) Class A(a)(b)	802,763	2,729,394
Media General Inc. Class A(a)(b)	301,730	2,075,902
Nexstar Broadcasting Group Inc.(a)	146,857	1,273,250
Outdoor Channel Holdings Inc.(a)	160,827	1,199,769
PRIMEDIA Inc.	243,039	1,183,600
Radio One Inc. Class D(a)(b)	430,502	839,479
Scholastic Corp.(b)	357,325	9,662,068
Sinclair Broadcast Group Inc. Class A	623,733	7,821,612
SuperMedia Inc.(a)(b)	170,861	1,066,173
Value Line Inc.	18,372	271,906
Westwood One Inc.(a)(b)	70,496	511,096
World Wrestling Entertainment Inc.(b)	335,995	4,223,457

		117,928,116

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.81%
A.M. Castle & Co.(a)	229,171	4,326,748
Ampco-Pittsburgh Corp.	118,020	3,254,992
CIRCOR International Inc.	236,924	11,140,167
Dynamic Materials Corp.	179,675	5,021,916
Haynes International Inc.	168,962	9,368,943
Kaydon Corp.	462,459	18,123,768
L.B. Foster Co. Class A	142,226	6,131,363
Ladish Co. Inc.(a)	218,018	11,914,684
Lawson Products Inc.	58,340	1,344,154
Mueller Industries Inc.	521,063	19,081,327
Mueller Water Products Inc. Class A(b)	2,141,350	9,593,248
Northwest Pipe Co.(a)	127,109	2,914,609
Omega Flex Inc.(a)(b)	36,637	492,768
RBC Bearings Inc.(a)	300,406	11,484,521
Sun Hydraulics Corp.	174,093	7,503,408
TriMas Corp.(a)	207,809	4,467,894
Worthington Industries Inc.	781,333	16,345,486

		142,509,996

MINING – 1.86%
Allied Nevada Gold Corp.(a)	1,034,770	36,713,640
AMCOL International Corp.	330,849	11,903,947
Capital Gold Corp.(a)	848,400	5,455,212
Century Aluminum Co.(a)	880,767	16,452,727
Coeur d’Alene Mines Corp.(a)(b)	1,216,618	42,313,974
General Moly Inc.(a)(b)	957,069	5,149,031
Globe Specialty Metals Inc.	847,763	19,295,086
Golden Star Resources Ltd.(a)(b)	3,578,939	10,629,449
Hecla Mining Co.(a)(b)	3,841,871	34,884,189
Horsehead Holding Corp.(a)	597,925	10,194,621
Jaguar Mining Inc.(a)(b)	1,164,051	6,076,346
Kaiser Aluminum Corp.	211,090	10,396,182
Materion Corp.(a)	281,712	11,493,850
Molycorp Inc.(a)(b)	354,245	21,261,785
Noranda Aluminium Holding Corp.(a)	187,497	3,009,327
RTI International Metals Inc.(a)	416,039	12,959,615
Stillwater Mining Co.(a)	613,795	14,074,319
Thompson Creek Metals Co. Inc.(a)	2,271,081	28,479,356
U.S. Energy Corp.(a)	366,714	2,295,630
United States Lime & Minerals Inc.(a)	37,257	1,509,281
Uranium Energy Corp.(a)(b)	848,782	3,386,640
US Gold Corp.(a)(b)	1,373,211	12,125,453
USEC Inc.(a)(b)	1,685,770	7,417,388

		327,477,048

MISCELLANEOUS – MANUFACTURING – 0.04%
John Bean Technologies Corp.	391,109	7,521,026

		7,521,026

OFFICE FURNISHINGS – 0.45%
CompX International Inc.	16,037	252,743
Herman Miller Inc.	787,427	21,646,368
HNI Corp.(b)	625,158	19,729,986
Interface Inc. Class A	695,469	12,859,222
Knoll Inc.	650,109	13,626,285
Steelcase Inc. Class A	1,063,886	12,107,023

		80,221,627

Security	Shares	Value
OIL & GAS – 3.58%
Abraxas Petroleum Corp.(a)(b)	1,126,114	6,587,767
Alon USA Energy Inc.(b)	104,648	1,433,678
Apco Oil and Gas International Inc.(b)	126,132	10,817,080
Approach Resources Inc.(a)	240,845	8,092,392
ATP Oil & Gas Corp.(a)(b)	617,897	11,190,115
Berry Petroleum Co. Class A	706,588	35,647,365
Bill Barrett Corp.(a)(b)	634,888	25,338,380
BPZ Resources Inc.(a)(b)	1,341,948	7,125,744
Brigham Exploration Co.(a)	1,608,134	59,790,422
Callon Petroleum Co.(a)	531,146	4,127,004
CAMAC Energy Inc.(a)(b)	714,224	1,071,336
Carrizo Oil & Gas Inc.(a)	483,596	17,859,200
Cheniere Energy Inc.(a)(b)	791,630	7,370,075
Clayton Williams Energy Inc.(a)	81,349	8,598,589
Contango Oil & Gas Co.(a)	164,203	10,384,198
Crosstex Energy Inc.	562,056	5,592,457
CVR Energy Inc.(a)	419,016	9,704,411
Delek US Holdings Inc.	185,974	2,521,807
Delta Petroleum Corp.(a)(b)	2,529,414	2,301,767
Endeavour International Corp.(a)(b)	420,408	5,339,182
Energy Partners Ltd.(a)	399,443	7,189,974
Energy XXI (Bermuda) Ltd.(a)	1,017,428	34,694,295
Evolution Petroleum Corp.(a)	202,568	1,580,030
FX Energy Inc.(a)	709,930	5,935,015
Gastar Exploration Ltd.(a)	766,641	3,725,875
GeoResources Inc.(a)	227,381	7,110,204
GMX Resources Inc.(a)(b)	779,120	4,807,170
Goodrich Petroleum Corp.(a)(b)	337,455	7,498,250
Gulfport Energy Corp.(a)	397,834	14,381,699
Harvest Natural Resources Inc.(a)	459,300	6,999,732
Houston American Energy Corp.(b)	249,423	3,843,608
Isramco Inc.(a)(b)	15,768	1,024,920
Kodiak Oil & Gas Corp.(a)	2,454,176	16,442,979
Magnum Hunter Resources Corp.(a)(b)	826,471	7,082,856
McMoRan Exploration Co.(a)(b)	1,320,850	23,392,254
Miller Petroleum Inc.(a)(b)	300,919	1,504,595
Northern Oil and Gas Inc.(a)	745,251	19,898,202
Oasis Petroleum Inc.(a)	667,747	21,114,160
Panhandle Oil and Gas Inc.	100,822	3,191,016
Parker Drilling Co.(a)	1,610,772	11,130,435
Penn Virginia Corp.	627,170	10,636,803
PetroCorp Inc. Escrow(a)(c)	26,106	3
Petroleum Development Corp.(a)(b)	323,629	15,537,428
PetroQuest Energy Inc.(a)	769,131	7,199,066
Pioneer Drilling Co.(a)	747,321	10,313,030
RAM Energy Resources Inc.(a)	760,365	1,581,559
Resolute Energy Corp.(a)(b)	527,322	9,565,621
Rex Energy Corp.(a)(b)	449,485	5,236,500
Rosetta Resources Inc.(a)	728,430	34,629,562
Stone Energy Corp.(a)	596,226	19,896,062
Swift Energy Co.(a)	579,495	24,732,847
TransAtlantic Petroleum Ltd.(a)(b)	2,039,451	6,322,298
VAALCO Energy Inc.(a)	707,048	5,486,693
Vantage Drilling Co.(a)	2,106,294	3,791,329
Venoco Inc.(a)(b)	304,307	5,200,607
W&T Offshore Inc.	482,968	11,006,841
Warren Resources Inc.(a)	978,155	4,978,809
Western Refining Inc.(a)(b)	709,521	12,026,381

		631,581,677

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
OIL & GAS SERVICES – 2.27%
Basic Energy Services Inc.(a)	321,543	8,202,562
Cal Dive International Inc.(a)	1,306,269	9,117,758
CARBO Ceramics Inc.	263,641	37,205,018
Complete Production Services Inc.(a)	1,074,377	34,175,932
Dawson Geophysical Co.(a)	107,567	4,720,040
Dril-Quip Inc.(a)	469,302	37,088,937
Global Geophysical Services Inc.(a)	103,012	1,489,554
Global Industries Ltd.(a)	1,398,412	13,690,453
Gulf Island Fabrication Inc.	197,156	6,342,509
Helix Energy Solutions Group Inc.(a)	1,445,333	24,859,728
Hercules Offshore Inc.(a)	1,588,120	10,497,473
Hornbeck Offshore Services Inc.(a)	320,095	9,874,931
ION Geophysical Corp.(a)(b)	1,755,677	22,279,541
Key Energy Services Inc.(a)	1,733,698	26,959,004
Lufkin Industries Inc.	413,601	38,659,285
Matrix Service Co.(a)	364,256	5,063,158
Natural Gas Services Group Inc.(a)	167,247	2,970,307
Newpark Resources Inc.(a)	1,235,550	9,711,423
RPC Inc.(b)	598,649	15,157,793
Targa Resources Corp.	226,520	8,209,085
Tesco Corp.(a)	419,975	9,218,451
Tetra Technologies Inc.(a)	1,046,558	16,116,993
Union Drilling Inc.(a)	202,726	2,077,941
Willbros Group Inc.(a)	662,570	7,235,264
World Fuel Services Corp.	949,574	38,562,200

		399,485,340

PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)	56,970	1,693,148
Astronics Corp.(a)	128,406	3,231,979
Graham Packaging Co. Inc.(a)	236,838	4,128,086
Graphic Packaging Holding Co.(a)	1,561,525	8,463,466
Silgan Holdings Inc.	680,084	25,938,404

		43,455,083

PHARMACEUTICALS – 3.17%
Acura Pharmaceuticals Inc.(a)(b)	126,837	400,805
Akorn Inc.(a)	759,831	4,384,225
Alexza Pharmaceuticals Inc.(a)(b)	604,484	1,027,623
Alimera Sciences Inc.(a)	87,585	683,163
Alkermes Inc.(a)	1,311,955	16,989,817
Allos Therapeutics Inc.(a)(b)	1,092,357	3,462,772
Alnylam Pharmaceuticals Inc.(a)	504,183	4,825,031
Anacor Pharmaceuticals Inc.(a)	178,232	1,233,365
Antares Pharma Inc.(a)(b)	965,457	1,737,823
Anthera Pharmaceuticals Inc.(a)(b)	78,995	534,006
Aoxing Pharmaceutical Co. Inc.(a)(b)	331,424	715,876
Ardea Biosciences Inc.(a)	206,729	5,931,055
Array BioPharma Inc.(a)	791,706	2,422,620
Auxilium Pharmaceuticals Inc.(a)(b)	576,724	12,382,264
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,281,692	5,229,303
AVI BioPharma Inc.(a)(b)	1,555,785	2,909,318
Biodel Inc.(a)(b)	254,466	534,379
BioScrip Inc.(a)	538,345	2,535,605
BioSpecifics Technologies Corp.(a)(b)	56,246	1,434,273
Cadence Pharmaceuticals Inc.(a)(b)	428,740	3,948,695
Caraco Pharmaceutical Laboratories Ltd.(a)	117,867	612,908
Catalyst Health Solutions Inc.(a)	524,745	29,348,988
Chelsea Therapeutics International Ltd.(a)(b)	662,482	2,583,680
Corcept Therapeutics Inc.(a)	433,060	1,840,505

Security	Shares	Value
Cornerstone Therapeutics Inc.(a)	108,083	715,509
Cubist Pharmaceuticals Inc.(a)	807,400	20,378,776
Cumberland Pharmaceuticals Inc.(a)(b)	169,914	939,624
Depomed Inc.(a)	723,826	7,267,213
DURECT Corp.(a)	1,202,320	4,328,352
Dyax Corp.(a)	1,385,327	2,230,376
Dynavax Technologies Corp.(a)(b)	1,318,582	3,639,286
Emergent BioSolutions Inc.(a)	284,485	6,873,158
Endocyte Inc.(a)	197,420	1,691,889
Furiex Pharmaceuticals Inc.(a)	120,546	2,034,816
Hi-Tech Pharmacal Co. Inc.(a)(b)	136,726	2,752,294
Idenix Pharmaceuticals Inc.(a)(b)	507,601	1,685,235
Impax Laboratories Inc.(a)	865,579	22,028,986
Infinity Pharmaceuticals Inc.(a)(b)	198,553	1,167,492
Inspire Pharmaceuticals Inc.(a)	818,842	3,242,614
Ironwood Pharmaceuticals Inc. Class A(a)	265,669	3,719,366
Isis Pharmaceuticals Inc.(a)	1,298,562	11,739,001
Jazz Pharmaceuticals Inc.(a)	206,317	6,571,196
Keryx Biopharmaceuticals Inc.(a)(b)	725,060	3,625,300
Lannett Co. Inc.(a)	163,275	911,075
MannKind Corp.(a)(b)	924,185	3,373,275
MAP Pharmaceuticals Inc.(a)	216,938	2,991,575
Medicines Co. (The)(a)	733,621	11,950,686
Medicis Pharmaceutical Corp. Class A(b)	833,238	26,696,946
Medivation Inc.(a)(b)	472,132	8,800,540
Nabi Biopharmaceuticals(a)	592,146	3,440,368
Nature’s Sunshine Products Inc.(a)(b)	104,255	934,125
Neogen Corp.(a)	312,053	12,912,753
Neurocrine Biosciences Inc.(a)	684,911	5,198,475
NeurogesX Inc.(a)(b)	151,312	612,814
NPS Pharmaceuticals Inc.(a)	928,417	8,884,951
Nutraceutical International Corp.(a)	126,839	1,900,048
Obagi Medical Products Inc.(a)	200,922	2,539,654
Onyx Pharmaceuticals Inc.(a)	865,676	30,454,482
Opko Health Inc.(a)(b)	1,364,733	5,090,454
Osiris Therapeutics Inc.(a)(b)	230,100	1,670,526
Pain Therapeutics Inc.(a)	489,399	4,678,654
Par Pharmaceutical Companies Inc.(a)	484,897	15,070,599
PetMed Express Inc.	319,977	5,074,835
Pharmacyclics Inc.(a)	598,262	3,523,763
Pharmasset Inc.(a)	441,977	34,788,010
PharMerica Corp.(a)	426,109	4,874,687
POZEN Inc.(a)	376,544	2,022,041
Progenics Pharmaceuticals Inc.(a)	387,629	2,395,547
Questcor Pharmaceuticals Inc.(a)	764,442	11,015,609
Rigel Pharmaceuticals Inc.(a)	722,596	5,137,658
Salix Pharmaceuticals Ltd.(a)	787,720	27,593,832
Santarus Inc.(a)	743,495	2,542,753
Schiff Nutrition International Inc.	158,124	1,440,510
SciClone Pharmaceuticals Inc.(a)(b)	510,677	2,063,135
SIGA Technologies Inc.(a)(b)	474,929	5,746,641
Somaxon Pharmaceuticals Inc.(a)(b)	491,749	1,391,650
Spectrum Pharmaceuticals Inc.(a)(b)	718,204	6,384,834
Star Scientific Inc.(a)(b)	1,345,257	6,107,467
Sucampo Pharmaceuticals Inc.(a)	151,708	637,174
Synta Pharmaceuticals Corp.(a)(b)	306,181	1,610,512
Synutra International Inc.(a)(b)	256,396	2,948,554
Targacept Inc.(a)	331,034	8,802,194
Theravance Inc.(a)(b)	909,455	22,027,000
USANA Health Sciences Inc.(a)(b)	85,046	2,934,937
Vanda Pharmaceuticals Inc.(a)	383,661	2,796,889
ViroPharma Inc.(a)(b)	1,075,800	21,408,420
VIVUS Inc.(a)(b)	1,121,226	6,940,389
XenoPort Inc.(a)	430,189	2,551,021
Zalicus Inc.(a)	901,447	2,181,502
Zogenix Inc.(a)	93,837	469,185

		559,861,331

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
REAL ESTATE – 0.42%
Avatar Holdings Inc.(a)	126,018	2,493,896
Consolidated-Tomoka Land Co.	74,841	2,424,848
Forestar Group Inc.(a)	505,252	9,609,893
Government Properties Income Trust	382,361	10,270,216
HFF Inc. Class A(a)	247,865	3,727,890
Hilltop Holdings Inc.(a)	551,354	5,535,594
Kennedy-Wilson Holdings Inc.(a)	284,480	3,089,453
Resource Capital Corp.(b)	751,032	4,949,301
Retail Opportunity Investments Corp.	581,381	6,360,308
Starwood Property Trust Inc.	990,175	22,080,903
Terreno Realty Corp.(a)	119,935	2,066,480
Thomas Properties Group Inc.(a)	482,508	1,616,402
United Capital Corp.(a)	23,971	678,379

		74,903,563

REAL ESTATE INVESTMENT TRUSTS – 7.21%
Acadia Realty Trust	555,179	10,503,987
Agree Realty Corp.(b)	122,517	2,750,507
Alexander’s Inc.	28,462	11,582,611
American Assets Trust Inc.	442,922	9,420,951
American Campus Communities Inc.(b)	902,118	29,769,894
American Capital Agency Corp.(b)	1,720,490	50,135,079
Anworth Mortgage Asset Corp.	1,642,017	11,641,901
Apollo Commercial Real Estate Finance Inc.	246,035	4,022,672
Ashford Hospitality Trust Inc.	629,820	6,940,616
Associated Estates Realty Corp.(b)	574,718	9,126,522
BioMed Realty Trust Inc.	1,808,056	34,389,225
Campus Crest Communities Inc.	424,677	5,023,929
CapLease Inc.	800,955	4,389,233
Capstead Mortgage Corp.	973,791	12,445,049
CBL & Associates Properties Inc.(b)	1,908,031	33,237,900
Cedar Shopping Centers Inc.	753,052	4,540,904
Chatham Lodging Trust	173,441	2,818,416
Chesapeake Lodging Trust	348,617	6,069,422
Cogdell Spencer Inc.	592,163	3,517,448
Colonial Properties Trust(b)	1,073,496	20,664,798
Colony Financial Inc.	241,092	4,539,762
CoreSite Realty Corp.	275,443	4,363,017
Cousins Properties Inc.	1,257,056	10,496,418
CreXus Investment Corp.(b)	192,249	2,195,484
Cypress Sharpridge Investments Inc.	962,491	12,204,386
DCT Industrial Trust Inc.	3,392,380	18,827,709
DiamondRock Hospitality Co.	2,288,605	25,563,718
DuPont Fabros Technology Inc.(b)	565,250	13,707,312
Dynex Capital Inc.	492,489	4,954,439
EastGroup Properties Inc.	372,546	16,380,848
Education Realty Trust Inc.	1,000,324	8,032,602
Entertainment Properties Trust	642,474	30,080,633
Equity Lifestyle Properties Inc.(b)	361,552	20,843,473
Equity One Inc.	555,223	10,421,536
Excel Trust Inc.	212,817	2,509,112
Extra Space Storage Inc.	1,205,392	24,963,668
FelCor Lodging Trust Inc.(a)	1,337,658	8,199,844
First Industrial Realty Trust Inc.(a)(b)	1,076,667	12,801,571
First Potomac Realty Trust	688,037	10,836,583
Franklin Street Properties Corp.	956,114	13,452,524
Getty Realty Corp.	325,183	7,440,187

Security	Shares	Value
Gladstone Commercial Corp.	131,582	2,400,056
Glimcher Realty Trust	1,381,629	12,780,068
Hatteras Financial Corp.	1,001,964	28,175,228
Healthcare Realty Trust Inc.	929,094	21,090,434
Hersha Hospitality Trust(b)	1,869,143	11,102,709
Highwoods Properties Inc.(b)	937,038	32,805,700
Home Properties Inc.	518,202	30,548,008
Hudson Pacific Properties Inc.	205,099	3,014,955
Inland Real Estate Corp.	1,032,254	9,847,703
Invesco Mortgage Capital Inc.	989,790	21,626,911
Investors Real Estate Trust	1,042,396	9,902,762
iStar Financial Inc.(a)(b)	1,291,924	11,859,862
Kilroy Realty Corp.	750,719	29,150,419
Kite Realty Group Trust	748,066	3,972,230
LaSalle Hotel Properties(b)	1,046,066	28,243,782
Lexington Realty Trust(b)	1,465,858	13,705,772
LTC Properties Inc.	418,866	11,870,662
Medical Properties Trust Inc.	1,537,811	17,792,473
MFA Financial Inc.	4,781,400	39,207,480
Mid-America Apartment Communities Inc.(b)	493,201	31,663,504
Mission West Properties Inc.	254,438	1,671,658
Monmouth Real Estate Investment Corp. Class A	366,663	3,010,303
MPG Office Trust Inc.(a)(b)	657,753	2,440,264
National Health Investors Inc.(b)	337,824	16,188,526
National Retail Properties Inc.(b)	1,151,443	30,087,206
Newcastle Investment Corp.(a)	1,063,498	6,423,528
NorthStar Realty Finance Corp.(b)	1,036,184	5,543,584
Omega Healthcare Investors Inc.(b)	1,361,184	30,408,851
One Liberty Properties Inc.	147,513	2,224,496
Parkway Properties Inc.	300,357	5,106,069
Pebblebrook Hotel Trust	512,205	11,345,341
Pennsylvania Real Estate Investment Trust(b)	767,224	10,948,286
Post Properties Inc.(b)	671,838	26,369,641
PS Business Parks Inc.	255,450	14,800,773
RAIT Financial Trust(b)	1,474,155	3,626,421
Ramco-Gershenson Properties Trust(b)	529,153	6,630,287
Redwood Trust Inc.(b)	1,077,157	16,749,791
Sabra Healthcare REIT Inc.	346,552	6,102,781
Saul Centers Inc.	88,945	3,962,500
Sovran Self Storage Inc.	380,856	15,062,855
Strategic Hotels & Resorts Inc.(a)	1,944,170	12,539,896
Summit Hotel Properties Inc.(a)	358,473	3,563,222
Sun Communities Inc.	263,412	9,390,638
Sunstone Hotel Investors Inc.(a)(b)	1,631,878	16,628,837
Tanger Factory Outlet Centers Inc.	1,118,691	29,354,452
Two Harbors Investment Corp.	955,719	10,006,378
U-Store-It Trust	1,373,127	14,445,296
UMH Properties Inc.	146,323	1,454,451
Universal Health Realty Income Trust(b)	147,329	5,971,244
Urstadt Biddle Properties Inc. Class A(b)	294,943	5,609,816
Walter Investment Management Corp.	357,224	5,762,023
Washington Real Estate Investment Trust	885,937	27,543,781
Winthrop Realty Trust(b)	314,716	3,855,271

		1,271,395,074

RETAIL – 5.71%
99 Cents Only Stores(a)(b)	635,781	12,461,308
AFC Enterprises Inc.(a)	353,502	5,348,485
America’s Car-Mart Inc.(a)	129,567	3,340,237
ANN Inc.(a)	751,132	21,865,452
Asbury Automotive Group Inc.(a)	403,679	7,464,025
Ascena Retail Group Inc.(a)	820,641	26,596,975
Barnes & Noble Inc.(b)	535,297	4,919,379

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Bebe Stores Inc.	447,214	2,616,202
Big 5 Sporting Goods Corp.	305,113	3,636,947
Biglari Holdings Inc.(a)	19,753	8,366,383
BJ’s Restaurants Inc.(a)	309,669	12,179,282
Bob Evans Farms Inc.	421,264	13,733,206
Body Central Corp.(a)	78,324	1,819,466
Bon-Ton Stores Inc. (The)(a)(b)	161,553	2,504,071
Books-A-Million Inc.(b)	96,517	398,615
Bravo Brio Restaurant Group Inc.(a)(b)	148,947	2,634,872
Brown Shoe Co. Inc.	601,930	7,355,585
Buckle Inc. (The)(b)	360,014	14,544,566
Buffalo Wild Wings Inc.(a)	251,069	13,665,686
Build-A-Bear Workshop Inc.(a)	220,653	1,334,951
Cabela’s Inc.(a)	556,089	13,907,786
California Pizza Kitchen Inc.(a)	265,453	4,480,847
Caribou Coffee Co. Inc.(a)(b)	99,749	1,014,447
Carrols Restaurant Group Inc.(a)	170,445	1,580,025
Casey’s General Stores Inc.	523,258	20,407,062
Cash America International Inc.	408,472	18,810,136
Casual Male Retail Group Inc.(a)	587,989	2,887,026
Cato Corp. (The) Class A	386,022	9,457,539
CEC Entertainment Inc.	285,508	10,772,217
Charming Shoppes Inc.(a)	1,607,996	6,850,063
Cheesecake Factory Inc. (The)(a)	834,983	25,124,638
Children’s Place Retail Stores Inc. (The)(a)	359,074	17,892,657
Christopher & Banks Corp.	491,083	3,182,218
Citi Trends Inc.(a)	205,697	4,584,986
Coldwater Creek Inc.(a)	828,292	2,186,691
Collective Brands Inc.(a)	850,755	18,359,293
Conn’s Inc.(a)(b)	205,903	922,445
Cracker Barrel Old Country Store Inc.	329,495	16,191,384
Denny’s Corp.(a)	1,366,052	5,546,171
Destination Maternity Corp.	136,765	3,155,169
Dillard’s Inc. Class A(b)	557,435	22,364,292
DineEquity Inc.(a)	247,603	13,613,213
Domino’s Pizza Inc.(a)	513,223	9,458,700
DSW Inc. Class A(a)(b)	196,685	7,859,533
Einstein Noah Restaurant Group Inc.	76,664	1,248,090
Express Inc.	220,633	4,311,169
EZCORP Inc.(a)	638,238	20,034,291
Finish Line Inc. (The) Class A	702,995	13,954,451
First Cash Financial Services Inc.(a)	416,594	16,080,528
Fred’s Inc. Class A	546,811	7,283,522
Genesco Inc.(a)	332,666	13,373,173
Gordmans Stores Inc.(a)	77,758	1,378,649
Group 1 Automotive Inc.(b)	338,562	14,490,454
Haverty Furniture Companies Inc.	251,454	3,334,280
hhgregg Inc.(a)(b)	185,748	2,487,166
Hibbett Sports Inc.(a)	398,421	14,267,456
Hot Topic Inc.	614,838	3,504,577
HSN Inc.(a)	536,949	17,198,476
Jack in the Box Inc.(a)	712,905	16,168,685
Jamba Inc.(a)(b)	814,701	1,792,342
Jos. A. Bank Clothiers Inc.(a)	380,578	19,363,809
Kenneth Cole Productions Inc. Class A(a)	110,365	1,431,434
Kirkland’s Inc.(a)	230,900	3,565,096
Krispy Kreme Doughnuts Inc.(a)(b)	804,425	5,663,152
Lithia Motors Inc. Class A	298,882	4,357,700
Lumber Liquidators Holdings Inc.(a)(b)	308,370	7,706,166
MarineMax Inc.(a)	302,600	2,983,636
McCormick & Schmick’s Seafood Restaurants Inc.(a)	212,673	1,535,499
Men’s Wearhouse Inc. (The)	727,614	19,689,235
Movado Group Inc.(a)	218,710	3,210,663
New York & Co. Inc.(a)	345,080	2,419,011

Security	Shares	Value
Nu Skin Enterprises Inc. Class A	680,725	19,570,844
O’Charley’s Inc.(a)	245,538	1,465,862
OfficeMax Inc.(a)	1,173,001	15,178,633
P.F. Chang’s China Bistro Inc.	320,267	14,793,133
Pacific Sunwear of California Inc.(a)(b)	933,926	3,371,473
Pantry Inc. (The)(a)	316,558	4,694,555
Papa John’s International Inc.(a)	275,474	8,724,262
PC Connection Inc.(a)	138,828	1,230,016
Penske Automotive Group Inc.(a)	611,839	12,249,017
Pep Boys - Manny, Moe & Jack (The)	727,719	9,249,308
Pier 1 Imports Inc.(a)	1,445,940	14,676,291
PriceSmart Inc.	219,472	8,041,454
Red Robin Gourmet Burgers Inc.(a)	217,522	5,851,342
Regis Corp.	792,807	14,064,396
Retail Ventures Inc.(a)	317,803	5,482,102
REX American Resources Corp.(a)	99,290	1,584,668
Rite Aid Corp.(a)(b)	7,730,625	8,194,462
Ruby Tuesday Inc.(a)	892,288	11,697,896
rue21 Inc.(a)	203,900	5,872,320
Rush Enterprises Inc. Class A(a)	441,097	8,733,721
Ruth’s Hospitality Group Inc.(a)	410,569	2,118,536
Saks Inc.(a)(b)	1,871,148	21,162,684
Sally Beauty Holdings Inc.(a)	1,303,347	18,259,891
School Specialty Inc.(a)	263,676	3,770,567
Select Comfort Corp.(a)	759,580	9,160,535
Shoe Carnival Inc.(a)	126,199	3,539,882
Sonic Automotive Inc.	549,299	7,695,679
Sonic Corp.(a)	847,571	7,670,518
Stage Stores Inc.	508,405	9,771,544
Stein Mart Inc.	372,029	3,761,213
Susser Holdings Corp.(a)	101,906	1,333,949
Systemax Inc.(a)	147,611	1,995,701
Talbots Inc. (The)(a)(b)	969,602	5,856,396
Texas Roadhouse Inc.	794,191	13,493,305
Titan Machinery Inc.(a)	179,020	4,520,255
Tuesday Morning Corp.(a)	403,614	1,977,709
Ulta Salon, Cosmetics & Fragrance Inc.(a)	434,038	20,890,249
Under Armour Inc. Class A(a)(b)	486,201	33,085,978
Vera Bradley Inc.(a)(b)	175,829	7,421,742
Vitamin Shoppe Inc.(a)	221,801	7,503,528
West Marine Inc.(a)	206,450	2,153,273
Wet Seal Inc. Class A(a)	1,416,846	6,064,101
Winmark Corp.	32,932	1,519,153
Zumiez Inc.(a)(b)	285,521	7,546,320

		1,007,225,404

SAVINGS & LOANS – 1.01%
Abington Bancorp Inc.	286,186	3,500,055
Astoria Financial Corp.	1,193,943	17,156,961
BankFinancial Corp.	260,794	2,396,697
Beneficial Mutual Bancorp Inc.(a)	484,275	4,174,450
Berkshire Hills Bancorp Inc.	192,754	4,018,921
BofI Holding Inc.(a)	96,457	1,497,013
Brookline Bancorp Inc.	476,393	5,016,418
Clifton Savings Bancorp Inc.(b)	136,901	1,625,015
Danvers Bancorp Inc.	259,726	5,563,331
Dime Community Bancshares Inc.	371,980	5,490,425
ESB Financial Corp.(b)	121,502	1,794,585
ESSA Bancorp Inc.	184,486	2,435,215
First Financial Holdings Inc.	225,978	2,555,811
Flagstar Bancorp Inc.(a)	946,287	1,419,431
Flushing Financial Corp.	434,004	6,466,660
Fox Chase Bancorp Inc.	73,958	1,029,495

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Heritage Financial Group Inc.	25,287	321,904
Home Bancorp Inc.(a)	97,854	1,499,123
Home Federal Bancorp Inc.	229,834	2,707,445
Investors Bancorp Inc.(a)	666,875	9,929,769
Kaiser Federal Financial Group Inc.(b)	37,920	466,416
Kearny Financial Corp.	207,615	2,082,378
Meridian Interstate Bancorp Inc.(a)	124,468	1,748,775
NASB Financial Inc.(a)(b)	47,032	760,978
NewAlliance Bancshares Inc.	1,464,893	21,739,012
Northwest Bancshares Inc.	1,530,602	19,193,749
OceanFirst Financial Corp.	200,578	2,798,063
Oritani Financial Corp.	771,229	9,779,184
Provident Financial Services Inc.	829,004	12,269,259
Provident New York Bancorp	542,550	5,599,116
Rockville Financial Inc.	168,610	1,758,602
Roma Financial Corp.	111,329	1,232,412
Territorial Bancorp Inc.	168,676	3,360,026
United Financial Bancorp Inc.	231,422	3,820,777
ViewPoint Financial Group	195,137	2,536,781
Waterstone Financial Inc.(a)	99,229	304,633
Westfield Financial Inc.	408,641	3,702,287
WSFS Financial Corp.	81,044	3,817,172
		177,568,344

SEMICONDUCTORS – 3.58%
Advanced Analogic Technologies Inc.(a)	592,159	2,238,361
Alpha & Omega Semiconductor Ltd.(a)	69,770	885,381
Amkor Technology Inc.(a)(b)	1,455,764	9,811,849
ANADIGICS Inc.(a)	904,451	4,051,940
Applied Micro Circuits Corp.(a)	906,045	9,404,747
ATMI Inc.(a)	437,024	8,251,013
Axcelis Technologies Inc.(a)	1,440,098	3,816,260
AXT Inc.(a)	427,747	3,066,946
Brooks Automation Inc.(a)	901,719	12,380,602
Cabot Microelectronics Corp.(a)	326,812	17,075,927
Cavium Networks Inc.(a)	649,872	29,198,749
CEVA Inc.(a)	314,879	8,416,716
Cirrus Logic Inc.(a)	955,704	20,098,455
Cohu Inc.	327,423	5,029,217
Conexant Systems Inc.(a)	1,113,267	2,649,575
Diodes Inc.(a)	467,875	15,935,823
DSP Group Inc.(a)	328,368	2,528,434
Emulex Corp.(a)	1,199,598	12,799,711
Entegris Inc.(a)	1,810,920	15,881,768
Entropic Communications Inc.(a)(b)	904,499	7,643,017
Exar Corp.(a)	497,552	2,995,263
FormFactor Inc.(a)(b)	692,152	7,129,166
FSI International Inc.(a)	531,425	2,327,642
GSI Technology Inc.(a)	263,653	2,396,606
Hittite Microwave Corp.(a)	377,635	24,081,784
Ikanos Communications Inc.(a)	517,391	589,826
Inphi Corp.(a)	92,881	1,951,430
Integrated Device Technology Inc.(a)	2,119,154	15,618,165
Integrated Silicon Solution Inc.(a)	356,508	3,304,829
IPG Photonics Corp.(a)	359,049	20,709,946
IXYS Corp.(a)	332,246	4,462,064
Kopin Corp.(a)	921,408	4,229,263
Kulicke and Soffa Industries Inc.(a)	973,032	9,097,849
Lattice Semiconductor Corp.(a)	1,604,689	9,467,665
LTX-Credence Corp.(a)	677,765	6,187,994
Mattson Technology Inc.(a)(b)	685,092	1,671,624
MaxLinear Inc.(a)(b)	102,930	840,938
Micrel Inc.	704,950	9,502,726

Security	Shares	Value
Microsemi Corp.(a)	1,147,481	23,764,332
Mindspeed Technologies Inc.(a)(b)	439,742	3,720,217
MIPS Technologies Inc.(a)(b)	689,878	7,236,820
MKS Instruments Inc.	692,521	23,060,949
Monolithic Power Systems Inc.(a)	447,586	6,351,245
MoSys Inc.(a)	436,532	2,623,557
Nanometrics Inc.(a)	244,859	4,429,499
NetLogic Microsystems Inc.(a)	865,364	36,362,595
OmniVision Technologies Inc.(a)	769,201	27,329,712
Pericom Semiconductor Corp.(a)	349,309	3,622,334
Photronics Inc.(a)	738,423	6,623,654
PLX Technology Inc.(a)	529,933	1,934,255
Power Integrations Inc.	340,956	13,068,843
Richardson Electronics Ltd.	198,175	2,611,947
Rubicon Technology Inc.(a)(b)	235,414	6,516,260
Rudolph Technologies Inc.(a)	429,472	4,698,424
Semtech Corp.(a)	858,381	21,476,693
Silicon Image Inc.(a)	1,056,617	9,477,855
Standard Microsystems Corp.(a)	310,861	7,665,832
Supertex Inc.(a)	134,395	2,994,321
Tessera Technologies Inc.(a)	694,591	12,683,232
TriQuint Semiconductor Inc.(a)	2,145,162	27,694,041
Ultra Clean Holdings Inc.(a)	305,487	3,158,736
Ultratech Inc.(a)	332,506	9,775,676
Veeco Instruments Inc.(a)(b)	560,346	28,487,991
Volterra Semiconductor Corp.(a)	343,584	8,531,191
Zoran Corp.(a)	710,549	7,382,604
		631,012,086

SOFTWARE – 4.06%
Accelrys Inc.(a)	756,489	6,051,912
ACI Worldwide Inc.(a)	470,337	15,427,054
Actuate Corp.(a)	624,807	3,248,996
Acxiom Corp.(a)	945,761	13,571,670
Advent Software Inc.(a)	435,195	12,477,041
American Reprographics Co.(a)	508,049	5,258,307
American Software Inc. Class A	301,958	2,228,450
Aspen Technology Inc.(a)	860,558	12,899,764
athenahealth Inc.(a)(b)	457,557	20,649,547
Avid Technology Inc.(a)	403,701	9,002,532
Blackbaud Inc.	619,652	16,879,321
Blackboard Inc.(a)(b)	472,061	17,107,491
Bottomline Technologies Inc.(a)	457,728	11,507,282
CDC Corp. Class A(a)	428,885	1,093,657
CommVault Systems Inc.(a)	596,701	23,796,436
Computer Programs and Systems Inc.	136,430	8,769,720
Concur Technologies Inc.(a)(b)	556,284	30,845,948
Convio Inc.(a)	81,118	941,780
CSG Systems International Inc.(a)	472,482	9,421,291
Deltek Inc.(a)	270,449	2,055,412
DemandTec Inc.(a)	262,820	3,458,711
Digi International Inc.(a)	344,000	3,632,640
DynaVox Inc.(a)(b)	128,334	708,404
Ebix Inc.(a)(b)	420,095	9,935,247
Envestnet Inc.(a)	111,227	1,494,891
Epicor Software Corp.(a)	680,035	7,527,987
EPIQ Systems Inc.	454,963	6,533,269
ePocrates Inc.(a)	73,876	1,462,745
Fair Isaac Corp.	576,736	18,230,625
FalconStor Software Inc.(a)	403,431	1,835,611
Global Defense Technology & Systems Inc.(a)	63,706	1,542,959
Guidance Software Inc.(a)	182,587	1,530,079
InnerWorkings Inc.(a)(b)	327,439	2,416,500

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
Interactive Intelligence Inc.(a)	191,361	7,407,584
JDA Software Group Inc.(a)	605,135	18,311,385
Lawson Software Inc.(a)	1,918,017	23,208,006
ManTech International Corp. Class A(a)	307,309	13,029,902
MedAssets Inc.(a)	597,863	9,129,368
Medidata Solutions Inc.(a)	259,622	6,638,535
MicroStrategy Inc. Class A(a)	115,249	15,498,686
MoneyGram International Inc.(a)	1,169,879	4,012,685
Monotype Imaging Holdings Inc.(a)	307,954	4,465,333
NetSuite Inc.(a)(b)	252,227	7,334,761
Omnicell Inc.(a)	452,708	6,899,270
OPNET Technologies Inc.	183,993	7,173,887
Parametric Technology Corp.(a)	1,604,221	36,078,930
PDF Solutions Inc.(a)	309,629	2,059,033
Pegasystems Inc.(b)	224,514	8,518,061
Progress Software Corp.(a)	927,431	26,978,968
PROS Holdings Inc.(a)	267,237	3,893,643
QAD Inc. Class A(a)	85,502	920,857
QLIK Technologies Inc.(a)	185,089	4,812,314
Quality Systems Inc.(b)	260,814	21,736,239
Quest Software Inc.(a)	828,678	21,040,134
RealPage Inc.(a)	211,734	5,871,384
Renaissance Learning Inc.	180,207	2,117,432
Rosetta Stone Inc.(a)(b)	148,101	1,956,414
Schawk Inc.	153,141	2,977,061
SeaChange International Inc.(a)	384,090	3,648,855
Smith Micro Software Inc.(a)	424,665	3,974,864
SolarWinds Inc.(a)	514,238	12,064,024
SS&C Technologies Holdings Inc.(a)	184,300	3,763,406
Synchronoss Technologies Inc.(a)	321,273	11,164,237
SYNNEX Corp.(a)	311,334	10,189,962
Take-Two Interactive Software Inc.(a)	974,049	14,971,133
Taleo Corp. Class A(a)	549,702	19,596,876
THQ Inc.(a)	849,015	3,871,508
Trident Microsystems Inc.(a)	972,983	1,118,930
Ultimate Software Group Inc. (The)(a)	344,588	20,244,545
VeriFone Systems Inc.(a)	1,180,448	64,865,618
		715,087,109

STORAGE & WAREHOUSING – 0.07%
Mobile Mini Inc.(a)	501,385	12,043,268
		12,043,268

TELECOMMUNICATIONS – 3.82%
Acme Packet Inc.(a)	648,754	46,035,584
ADTRAN Inc.	858,927	36,470,040
Alaska Communications Systems Group Inc.	618,934	6,591,647
Anaren Inc.(a)	203,534	4,091,033
Anixter International Inc.	388,187	27,130,389
ARRIS Group Inc.(a)	1,753,082	22,334,265
Aruba Networks Inc.(a)	1,066,076	36,076,012
Atlantic Tele-Network Inc.	129,311	4,809,076
Aviat Networks Inc.(a)	825,723	4,268,988
BigBand Networks Inc.(a)	683,740	1,743,537
Black Box Corp.	243,637	8,563,841
Calix Inc.(a)(b)	152,933	3,106,069
Cbeyond Inc.(a)	375,046	4,376,787
Cincinnati Bell Inc.(a)	2,791,874	7,482,222
Comtech Telecommunications Corp.	369,352	10,038,987
Consolidated Communications Holdings Inc.	346,080	6,482,078
DigitalGlobe Inc.(a)	373,951	10,481,847
EMS Technologies Inc.(a)	213,973	4,205,639

Security	Shares	Value
Extreme Networks Inc.(a)	1,242,438	4,348,533
FiberTower Corp.(a)(b)	691,214	1,389,340
Finisar Corp.(a)	1,237,766	30,449,044
General Communication Inc. Class A(a)	571,834	6,255,864
GeoEye Inc.(a)	304,986	12,681,318
Global Crossing Ltd.(a)	416,577	5,798,752
Globalstar Inc.(a)	956,288	1,214,486
Globecomm Systems Inc.(a)	294,790	3,634,761
Harmonic Inc.(a)	1,548,208	14,522,191
Hughes Communications Inc.(a)	123,307	7,357,729
Hypercom Corp.(a)	639,285	7,690,599
ICO Global Communications (Holdings) Ltd.(a)	1,306,933	3,489,511
IDT Corp. Class B	194,810	5,250,129
Infinera Corp.(a)	1,279,538	10,735,324
InterDigital Inc.(b)	607,717	28,994,178
Iridium Communications Inc.(a)(b)	475,554	3,790,165
Ixia(a)	478,424	7,597,373
Knology Inc.(a)	424,294	5,477,636
KVH Industries Inc.(a)	211,130	3,192,286
LogMeIn Inc.(a)	209,369	8,826,997
Loral Space & Communications Inc.(a)	149,297	11,577,982
MasTec Inc.(a)	733,017	15,246,754
Meru Networks Inc.(a)(b)	74,068	1,504,321
Motricity Inc.(a)	76,760	1,153,703
NeoPhotonics Corp.(a)	118,885	1,344,589
NETGEAR Inc.(a)	486,832	15,792,830
Network Equipment Technologies Inc.(a)	411,827	1,552,588
Neutral Tandem Inc.(a)	459,383	6,775,899
Newport Corp.(a)	505,949	9,021,071
Novatel Wireless Inc.(a)	438,499	2,394,205
NTELOS Holdings Corp.	407,812	7,507,819
Oclaro Inc.(a)	685,380	7,888,724
Oplink Communications Inc.(a)	265,862	5,181,650
Opnext Inc.(a)	594,588	1,444,849
PAETEC Holding Corp.(a)	1,747,245	5,835,798
Plantronics Inc.	667,066	24,427,957
Powerwave Technologies Inc.(a)	2,336,611	10,538,116
Preformed Line Products Co.	29,970	2,073,025
Premiere Global Services Inc.(a)	724,952	5,524,134
RF Micro Devices Inc.(a)	3,710,249	23,782,696
RigNet Inc.(a)	68,927	1,253,093
SAVVIS Inc.(a)	518,367	19,226,232
Shenandoah Telecommunications Co.	329,599	5,952,558
ShoreTel Inc.(a)	622,066	5,119,603
Sonus Networks Inc.(a)	2,880,482	10,830,612
Sycamore Networks Inc.	268,602	6,561,947
Symmetricom Inc.(a)	601,422	3,686,717
Tekelec(a)	949,712	7,711,661
TeleNav Inc.(a)	110,420	1,310,685
TESSCO Technologies Inc.	68,676	789,774
USA Mobility Inc.	309,074	4,478,482
UTStarcom Inc.(a)	1,603,076	3,767,229
ViaSat Inc.(a)	458,746	18,276,441
Vonage Holdings Corp.(a)	1,537,213	7,009,691
		673,527,692

TEXTILES – 0.11%
Culp Inc.(a)	121,285	1,125,525
G&K Services Inc. Class A	257,922	8,575,906
UniFirst Corp.	195,093	10,341,880
		20,043,311

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2011

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.10%
JAKKS Pacific Inc.(a)	384,155	7,433,399
LeapFrog Enterprises Inc.(a)	465,670	2,011,695
RC2 Corp.(a)	299,063	8,403,670
		17,848,764

TRANSPORTATION – 1.90%
Air Transport Services Group Inc.(a)	755,480	6,383,806
Arkansas Best Corp.	351,142	9,101,601
Atlas Air Worldwide Holdings Inc.(a)	356,990	24,889,343
Baltic Trading Ltd.	224,373	2,046,282
Bristow Group Inc.(a)	496,818	23,499,491
CAI International Inc.(a)	149,025	3,853,787
Celadon Group Inc.(a)	275,776	4,478,602
DHT Maritime Inc.	888,324	4,272,838
Eagle Bulk Shipping Inc.(a)(b)	870,904	3,239,763
Echo Global Logistics Inc.(a)(b)	145,823	1,914,656
Excel Maritime Carriers Ltd.(a)(b)	563,467	2,417,273
Forward Air Corp.	400,286	12,260,760
Genco Shipping & Trading Ltd.(a)(b)	397,229	4,278,156
General Maritime Corp.(b)	1,106,887	2,269,118
Genesee & Wyoming Inc. Class A(a)	535,783	31,182,571
Golar LNG Ltd.	505,841	12,939,413
GulfMark Offshore Inc. Class A(a)	321,169	14,295,232
Heartland Express Inc.	697,570	12,249,329
Horizon Lines Inc. Class A(b)	417,124	354,555
Hub Group Inc. Class A(a)	516,440	18,689,964
International Shipholding Corp.	76,628	1,908,037
Knight Transportation Inc.	822,095	15,825,329
Knightsbridge Tankers Ltd.(b)	330,779	8,282,706
Marten Transport Ltd.	214,665	4,787,029
Nordic American Tanker Shipping Ltd.(b)	648,087	16,098,481
Old Dominion Freight Line Inc.(a)	577,566	20,266,791
Overseas Shipholding Group Inc.	352,565	11,331,439
P.A.M. Transportation Services Inc.(a)	63,045	765,997
Pacer International Inc.(a)	481,127	2,530,728
Patriot Transportation Holding Inc.(a)	60,189	1,610,056
PHI Inc.(a)	182,946	4,046,766
Quality Distribution Inc.(a)	145,373	1,722,670
RailAmerica Inc.(a)	318,942	5,434,772
Roadrunner Transportation Systems Inc.(a)	145,319	2,179,785
Saia Inc.(a)	219,504	3,597,671
Scorpio Tankers Inc.(a)	237,387	2,449,834
Ship Finance International Ltd.(b)	617,776	12,806,496
Teekay Tankers Ltd. Class A	526,420	5,506,353
Ultrapetrol (Bahamas) Ltd.(a)(b)	303,203	1,540,271
Universal Truckload Services Inc.(a)	80,046	1,380,794
USA Truck Inc.(a)	107,771	1,401,023
Werner Enterprises Inc.	594,084	15,725,403
		335,814,971

TRUCKING & LEASING – 0.24%
Aircastle Ltd.	705,179	8,511,510
AMERCO(a)	117,892	11,435,524
Greenbrier Companies Inc. (The)(a)	297,041	8,430,024
TAL International Group Inc.	231,670	8,402,671
Textainer Group Holdings Ltd.	131,323	4,879,963
		41,659,692

Security	Shares	Value
VENTURE CAPITAL – 0.01%
Medley Capital Corp.(a)	153,169	1,865,598
		1,865,598

WATER – 0.26%
American States Water Co.	257,796	9,244,565
Artesian Resources Corp. Class A	86,200	1,680,038
California Water Service Group	273,169	10,153,692
Connecticut Water Service Inc.	117,610	3,099,023
Consolidated Water Co. Ltd.	199,209	2,171,378
Middlesex Water Co.	211,047	3,838,945
PICO Holdings Inc.(a)	312,163	9,383,620
SJW Corp.	180,937	4,188,691
York Water Co. (The)(b)	174,070	3,030,559
		46,790,511

TOTAL COMMON STOCKS (Cost: $19,839,831,427)		17,614,893,480

WARRANTS – 0.00%

ENERGY – ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	0
		0

TOTAL WARRANTS (Cost: $0)		0

SHORT-TERM INVESTMENTS – 8.95%

MONEY MARKET FUNDS – 8.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(d)(e)(f)	1,372,182,813	1,372,182,813
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	188,127,008	188,127,008
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(d)(e)	16,705,396	16,705,396
		1,577,015,217
TOTAL SHORT-TERM INVESTMENTS (Cost: $1,577,015,217)		1,577,015,217

TOTAL INVESTMENTS IN SECURITIES – 108.85% (Cost: $21,416,846,644)		19,191,908,697
Other Assets, Less Liabilities – (8.85)%		(1,559,753,441)

NET ASSETS – 100.00%		$17,632,155,256

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.94%

ADVERTISING – 0.10%
APAC Customer Services Inc.(a)	211,563	$1,271,494
Harte-Hanks Inc.	261,106	3,107,161
		4,378,655

AEROSPACE & DEFENSE – 0.59%
AeroVironment Inc.(a)	111,599	3,902,617
GenCorp Inc.(a)	25,335	151,503
HEICO Corp.(b)	198,563	12,414,159
Kaman Corp.	93,613	3,295,177
Orbital Sciences Corp.(a)	159,179	3,011,667
Teledyne Technologies Inc.(a)	67,015	3,465,346
		26,240,469

AGRICULTURE – 0.16%
Alico Inc.	8,225	220,183
Cadiz Inc.(a)(b)	80,786	984,781
Limoneira Co.(b)	53,576	1,269,751
MGP Ingredients Inc.	10,183	88,796
Tejon Ranch Co.(a)	30,736	1,129,241
Vector Group Ltd.(b)	201,472	3,483,451
		7,176,203

AIRLINES – 0.13%
Alaska Air Group Inc.(a)	13,306	843,867
Allegiant Travel Co.	102,990	4,511,992
Hawaiian Holdings Inc.(a)	81,210	488,072
		5,843,931

APPAREL – 2.71%
American Apparel Inc.(a)(b)	30,495	29,391
Carter’s Inc.(a)	401,571	11,496,978
Cherokee Inc.	51,360	886,474
Crocs Inc.(a)	579,429	10,337,013
Deckers Outdoor Corp.(a)(b)	261,712	22,546,489
Delta Apparel Inc.(a)	3,651	52,173
G-III Apparel Group Ltd.(a)	103,957	3,906,704
Joe’s Jeans Inc.(a)	284,072	301,116
K-Swiss Inc. Class A(a)	88,793	1,000,697
Lacrosse Footwear Inc.	30,787	564,326
Liz Claiborne Inc.(a)(b)	644,468	3,473,682
Maidenform Brands Inc.(a)	156,089	4,459,463
Oxford Industries Inc.	93,690	3,203,261
Perry Ellis International Inc.(a)	4,106	112,997
R.G. Barry Corp.	56,320	737,229
SKECHERS U.S.A. Inc. Class A(a)	234,217	4,810,817
Steven Madden Ltd.(a)	165,592	7,771,233
Timberland Co. Class A(a)	187,511	7,742,329
True Religion Apparel Inc.(a)(b)	171,261	4,019,496
Volcom Inc.	130,648	2,420,907
Warnaco Group Inc. (The)(a)	300,419	17,180,963
Weyco Group Inc.	22,564	551,915

Security	Shares	Value
Wolverine World Wide Inc.	335,562	12,509,751
		120,115,404

AUTO PARTS & EQUIPMENT – 1.63%
American Axle & Manufacturing Holdings Inc.(a)	408,068	5,137,576
Amerigon Inc.(a)(b)	146,925	2,243,545
Cooper Tire & Rubber Co.	413,412	10,645,359
Dana Holding Corp.(a)	875,954	15,232,840
Dorman Products Inc.(a)	76,492	3,219,548
Exide Technologies Inc.(a)	127,393	1,424,254
Fuel Systems Solutions Inc.(a)(b)	104,065	3,140,682
Meritor Inc.(a)	636,528	10,801,880
Standard Motor Products Inc.	30,054	415,647
Superior Industries International Inc.	39,894	1,022,882
Tenneco Inc.(a)	404,091	17,153,663
Titan International Inc.	44,227	1,176,881
Tower International Inc.(a)	33,679	570,185
		72,184,942

BANKS – 0.58%
Arrow Financial Corp.	3,669	90,771
Bank of the Ozarks Inc.	11,764	514,204
Bridge Bancorp Inc.	13,784	308,348
First Financial Bankshares Inc.	61,793	3,174,306
S.Y. Bancorp Inc.	11,529	290,070
Signature Bank(a)	276,660	15,603,624
Suffolk Bancorp	18,571	389,620
TrustCo Bank Corp. NY	26,712	158,402
Walker & Dunlop Inc.(a)	38,085	462,733
Westamerica Bancorporation	88,053	4,523,283
		25,515,361

BEVERAGES – 0.29%
Boston Beer Co. Inc. (The) Class A(a)	58,519	5,420,030
Coca-Cola Bottling Co. Consolidated	28,866	1,929,403
Farmer Bros. Co.	2,848	34,518
National Beverage Corp.	74,131	1,017,819
Peet’s Coffee & Tea Inc.(a)(b)	79,965	3,845,517
Primo Water Corp.(a)	35,854	439,211
		12,686,498

BIOTECHNOLOGY – 3.46%
Acorda Therapeutics Inc.(a)	261,290	6,061,928
Aegerion Pharmaceuticals Inc.(a)	33,714	558,641
Affymax Inc.(a)	184,863	1,085,146
Affymetrix Inc.(a)	48,016	250,163
AMAG Pharmaceuticals Inc.(a)	142,219	2,375,057
Arena Pharmaceuticals Inc.(a)(b)	839,449	1,166,834
ARIAD Pharmaceuticals Inc.(a)	858,827	6,458,379
ArQule Inc.(a)	331,763	2,375,423
AspenBio Pharma Inc.(a)	228,383	194,125
AVEO Pharmaceuticals Inc.(a)	73,709	986,963
BioCryst Pharmaceuticals Inc.(a)(b)	192,557	729,791
BioMimetic Therapeutics Inc.(a)	123,061	1,613,330
BioSante Pharmaceuticals Inc.(a)(b)	628,119	1,243,676
Biotime Inc.(a)(b)	169,818	1,265,144
Celera Corp.(a)	43,124	349,736
Celldex Therapeutics Inc.(a)(b)	211,997	852,228
Complete Genomics Inc.(a)(b)	35,160	317,495

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
CryoLife Inc.(a)	18,741	114,320
Curis Inc.(a)	517,202	1,680,906
Cytokinetics Inc.(a)	283,189	421,952
Cytori Therapeutics Inc.(a)(b)	308,716	2,417,246
CytRx Corp.(a)(b)	718,725	632,550
Enzo Biochem Inc.(a)	196,947	825,208
Enzon Pharmaceuticals Inc.(a)	195,854	2,134,809
Exact Sciences Corp.(a)	310,464	2,285,015
Exelixis Inc.(a)	457,914	5,174,428
Genomic Health Inc.(a)	95,871	2,358,427
Geron Corp.(a)(b)	829,677	4,189,869
Halozyme Therapeutics Inc.(a)	531,688	3,567,626
ImmunoGen Inc.(a)(b)	456,760	4,142,813
Immunomedics Inc.(a)(b)	452,346	1,727,962
Incyte Corp.(a)(b)	596,564	9,455,539
Inhibitex Inc.(a)	327,151	1,184,287
Inovio Pharmaceuticals Inc.(a)	401,114	441,225
Integra LifeSciences Holdings Corp.(a)	142,026	6,734,873
InterMune Inc.(a)(b)	326,173	15,392,104
Lexicon Pharmaceuticals Inc.(a)	469,055	788,012
Ligand Pharmaceuticals Inc. Class B(a)	134,847	1,348,470
Maxygen Inc.	19,788	102,898
Micromet Inc.(a)	614,941	3,449,819
Momenta Pharmaceuticals Inc.(a)(b)	299,172	4,741,876
Nanosphere Inc.(a)(b)	112,236	364,767
Nektar Therapeutics(a)	767,041	7,263,878
Neuralstem Inc.(a)(b)	302,973	545,351
Novavax Inc.(a)(b)	620,265	1,606,486
NuPathe Inc.(a)	19,202	149,968
Nymox Pharmaceutical Corp.(a)(b)	108,361	854,968
Omeros Corp.(a)(b)	123,722	989,776
Optimer Pharmaceuticals Inc.(a)	272,537	3,224,113
Orexigen Therapeutics Inc.(a)	203,947	573,091
Pacific Biosciences of California Inc.(a)(b)	92,207	1,295,508
PDL BioPharma Inc.	945,995	5,486,771
Peregrine Pharmaceuticals Inc.(a)(b)	428,022	1,010,132
PURE Bioscience Inc.(a)(b)	229,662	358,273
RTI Biologics Inc.(a)	21,757	62,225
Sangamo BioSciences Inc.(a)(b)	307,316	2,559,942
Savient Pharmaceuticals Inc.(a)(b)	457,357	4,847,984
Seattle Genetics Inc.(a)	633,068	9,856,869
Sequenom Inc.(a)(b)	668,933	4,234,346
StemCells Inc.(a)(b)	871,682	793,231
SuperGen Inc.(a)	27,326	84,711
Transcept Pharmaceuticals Inc.(a)	25,473	208,624
Vical Inc.(a)(b)	476,256	1,409,718
ZIOPHARM Oncology Inc.(a)	403,327	2,520,794
		153,497,819

BUILDING MATERIALS – 0.42%
AAON Inc.	83,873	2,759,422
American DG Energy Inc.(a)(b)	90,994	198,367
Broadwind Energy Inc.(a)	154,235	202,048
Builders FirstSource Inc.(a)	48,531	137,828
Drew Industries Inc.	49,210	1,098,859
Interline Brands Inc.(a)	19,469	397,168
NCI Building Systems Inc.(a)	134,390	1,702,721
PGT Inc.(a)	37,551	88,245
Quanex Building Products Corp.	52,575	1,032,047
Simpson Manufacturing Co. Inc.	250,513	7,380,113
Trex Co. Inc.(a)	105,097	3,428,264
		18,425,082

Security	Shares	Value
CHEMICALS – 2.19%
A. Schulman Inc.	11,052	273,205
Arch Chemicals Inc.	92,261	3,837,135
Balchem Corp.	190,411	7,144,221
Codexis Inc.(a)	83,278	987,677
Ferro Corp.(a)	254,269	4,218,323
H.B. Fuller Co.	22,248	477,887
Hawkins Inc.(b)	49,073	2,015,919
Innophos Holdings Inc.	37,429	1,725,851
KMG Chemicals Inc.	34,383	675,970
Kraton Performance Polymers Inc.(a)	65,273	2,496,692
Landec Corp.(a)	29,020	188,630
Minerals Technologies Inc.	10,485	718,432
NewMarket Corp.	64,561	10,214,841
NL Industries Inc.	14,536	215,860
Olin Corp.	310,069	7,106,781
OMNOVA Solutions Inc.(a)	301,653	2,374,009
PolyOne Corp.	438,793	6,235,249
Quaker Chemical Corp.	55,137	2,214,853
Rockwood Holdings Inc.(a)	261,972	12,894,262
Solutia Inc.(a)	820,882	20,850,403
Spartech Corp.(a)	94,593	685,799
Stepan Co.	53,168	3,854,680
W.R. Grace & Co.(a)	77,524	2,968,394
Zep Inc.	146,499	2,550,548
		96,925,621

COAL – 0.15%
Cloud Peak Energy Inc.(a)	44,261	955,595
Hallador Energy Co.(b)	21,967	254,817
James River Coal Co.(a)	192,876	4,661,813
L&L Energy Inc.(a)(b)	125,827	870,723
		6,742,948

COMMERCIAL SERVICES – 8.10%
ABM Industries Inc.	95,769	2,431,575
Accretive Health Inc.(a)(b)	78,141	2,169,194
Advance America Cash Advance Centers Inc.	43,829	232,294
Advisory Board Co. (The)(a)	104,776	5,395,964
American Public Education Inc.(a)	123,857	5,010,016
AMN Healthcare Services Inc.(a)	115,336	998,810
Arbitron Inc.	179,577	7,188,467
Avis Budget Group Inc.(a)	694,667	12,441,486
Barrett Business Services Inc.	35,137	564,300
Bridgepoint Education Inc.(a)(b)	132,024	2,257,610
Capella Education Co.(a)	113,337	5,643,049
Cardtronics Inc.(a)	181,527	3,694,074
Cass Information Systems Inc.	55,838	2,193,875
CBIZ Inc.(a)	128,899	929,362
CDI Corp.	11,694	172,954
Cenveo Inc.(a)	372,208	2,430,518
Chemed Corp.	142,966	9,522,965
Coinstar Inc.(a)(b)	214,504	9,850,024
Compass Diversified Holdings	25,425	374,765
Consolidated Graphics Inc.(a)	62,885	3,435,408
Corinthian Colleges Inc.(a)(b)	594,770	2,628,883
Corporate Executive Board Co. (The)	231,269	9,336,330
CorVel Corp.(a)	47,400	2,520,732
CoStar Group Inc.(a)(b)	139,736	8,758,653
CPI Corp.	36,663	825,284
CRA International Inc.(a)	12,627	364,036

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Deluxe Corp.	326,708	8,670,830
Dollar Financial Corp.(a)	248,347	5,153,200
Dollar Thrifty Automotive Group Inc.(a)	193,547	12,915,391
ExamWorks Group Inc.(a)	61,525	1,367,701
ExlService Holdings Inc.(a)	101,068	2,137,588
Exponent Inc.(a)	88,140	3,931,925
Forrester Research Inc.	98,197	3,759,963
Franklin Covey Co.(a)	86,302	747,375
GEO Group Inc. (The)(a)	228,097	5,848,407
Global Cash Access Inc.(a)	297,817	973,862
Grand Canyon Education Inc.(a)	211,380	3,065,010
Great Lakes Dredge & Dock Corp.	142,318	1,085,886
Hackett Group Inc. (The)(a)	117,269	450,313
Healthcare Services Group Inc.	443,391	7,794,814
Heartland Payment Systems Inc.	255,193	4,473,533
Heidrick & Struggles International Inc.	9,925	276,213
Hill International Inc.(a)	40,760	215,620
HMS Holdings Corp.(a)	183,699	15,035,763
Hudson Highland Group Inc.(a)	212,610	1,381,965
Huron Consulting Group Inc.(a)	47,766	1,322,641
ICF International Inc.(a)	38,962	800,279
Insperity Inc.	147,710	4,487,430
K12 Inc.(a)	170,647	5,750,804
Kelly Services Inc. Class A(a)	19,118	415,052
Kendle International Inc.(a)	6,111	65,449
Kenexa Corp.(a)	152,626	4,210,951
Kforce Inc.(a)	207,244	3,792,565
Korn/Ferry International(a)	17,739	395,048
Landauer Inc.	63,906	3,931,497
Learning Tree International Inc.	41,108	361,339
LECG Corp.(a)	20,804	4,194
Lincoln Educational Services Corp.	94,326	1,498,840
MAXIMUS Inc.	118,063	9,583,174
McGrath RentCorp	67,185	1,832,135
Medifast Inc.(a)(b)	92,193	1,820,812
Michael Baker Corp.(a)	6,435	187,065
Midas Inc.(a)	94,120	721,900
Monro Muffler Brake Inc.	201,220	6,636,236
Multi-Color Corp.	4,106	82,982
National American University Holdings Inc.	51,351	364,079
National Research Corp.	11,538	391,600
Navigant Consulting Inc.(a)	82,258	821,757
On Assignment Inc.(a)	25,335	239,669
PAREXEL International Corp.(a)	394,262	9,817,124
PDI Inc.(a)	47,371	384,179
Pre-Paid Legal Services Inc.(a)	51,249	3,382,434
Princeton Review Inc. (The)(a)	122,806	46,900
Providence Service Corp. (The)(a)	85,835	1,285,808
Resources Connection Inc.	312,753	6,064,281
Rollins Inc.	434,564	8,821,649
Rural/Metro Corp.(a)	127,046	2,164,864
Saba Software Inc.(a)	191,670	1,880,283
Senomyx Inc.(a)	265,723	1,604,967
SFN Group Inc.(a)	46,312	652,536
Sotheby’s	453,408	23,849,261
Standard Parking Corp.(a)	102,874	1,827,042
Steiner Leisure Ltd.(a)	100,583	4,652,970
SuccessFactors Inc.(a)	459,130	17,947,392
Team Health Holdings Inc.(a)	104,221	1,821,783
Team Inc.(a)	9,346	245,426
TeleTech Holdings Inc.(a)	179,233	3,473,536
TNS Inc.(a)	175,327	2,729,841
Transcend Services Inc.(a)	60,351	1,448,424
TrueBlue Inc.(a)	187,643	3,150,526

Security	Shares	Value
Universal Technical Institute Inc.	142,221	2,766,198
Valassis Communications Inc.(a)	337,977	9,848,650
Viad Corp.	17,939	429,460
VirnetX Holding Corp.(b)	238,700	4,752,517
Wright Express Corp.(a)	262,448	13,605,304
		359,026,840

COMPUTERS – 3.96%
3D Systems Corp.(a)(b)	132,813	6,448,071
Agilysys Inc.(a)	5,692	32,672
CACI International Inc. Class A(a)	14,481	887,975
Computer Task Group Inc.(a)	65,983	876,914
Cray Inc.(a)	100,975	651,289
Digimarc Corp.(a)	44,577	1,288,275
Echelon Corp.(a)(b)	223,642	2,265,493
Fortinet Inc.(a)	298,436	13,131,184
Furmanite Corp.(a)	215,920	1,727,360
iGATE Corp.	159,586	2,995,429
Immersion Corp.(a)	194,154	1,483,337
Insight Enterprises Inc.(a)	75,274	1,281,916
Integral Systems Inc.(a)	7,734	94,123
Jack Henry & Associates Inc.	577,214	19,561,782
Keyw Holding Corp. (The)(a)	53,450	656,366
Limelight Networks Inc.(a)	289,056	2,069,641
LivePerson Inc.(a)	300,362	3,796,576
Magma Design Automation Inc.(a)	444,404	3,030,835
Manhattan Associates Inc.(a)	153,973	5,037,997
Maxwell Technologies Inc.(a)	187,661	3,240,905
Mentor Graphics Corp.(a)	328,029	4,799,064
Mercury Computer Systems Inc.(a)	22,211	469,985
MTS Systems Corp.	104,097	4,741,618
NCI Inc. Class A(a)	43,892	1,069,648
NetScout Systems Inc.(a)	207,133	5,658,874
Quantum Corp.(a)	1,389,835	3,502,384
Radiant Systems Inc.(a)	224,409	3,972,039
RadiSys Corp.(a)	116,255	1,006,768
RealD Inc.(a)	48,659	1,331,310
Riverbed Technology Inc.(a)	905,272	34,083,491
Sigma Designs Inc.(a)	30,673	397,215
Silicon Graphics International Corp.(a)	13,944	298,402
SMART Modular Technologies (WWH) Inc.(a)(b)	215,762	1,676,471
Spansion Inc.(a)	92,963	1,735,619
SRA International Inc. Class A(a)	23,273	660,022
STEC Inc.(a)(b)	275,854	5,541,907
Stratasys Inc.(a)	138,875	6,527,125
Stream Global Services Inc.(a)(b)	21,196	64,224
Super Micro Computer Inc.(a)	166,196	2,665,784
Sykes Enterprises Inc.(a)	31,218	617,180
Synaptics Inc.(a)(b)	228,669	6,178,636
Syntel Inc.	89,255	4,661,789
Tier Technologies Inc. Class B(a)	43,475	239,113
Tyler Technologies Inc.(a)	194,008	4,599,930
Unisys Corp.(a)	117,485	3,667,882
Virtusa Corp.(a)	50,864	952,683
Wave Systems Corp. Class A(a)(b)	545,511	1,707,449
Xyratex Ltd.(a)	202,427	2,263,134
		175,647,886

COSMETICS & PERSONAL CARE – 0.05%
Inter Parfums Inc.	97,935	1,812,777
Revlon Inc. Class A(a)	34,290	544,182
		2,356,959

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 1.40%
Beacon Roofing Supply Inc.(a)	308,251	6,309,898
BlueLinx Holdings Inc.(a)(b)	68,647	253,994
Brightpoint Inc.(a)	478,216	5,183,861
Chindex International Inc.(a)	38,627	619,963
Core-Mark Holding Co. Inc.(a)	9,445	312,157
Houston Wire & Cable Co.	120,847	1,766,783
MWI Veterinary Supply Inc.(a)	83,122	6,706,283
Owens & Minor Inc.	336,110	10,916,853
Pool Corp.	334,400	8,062,384
Rentrak Corp.(a)	62,068	1,670,871
United Stationers Inc.	103,003	7,318,363
Watsco Inc.	188,211	13,120,189
		62,241,599

DIVERSIFIED FINANCIAL SERVICES – 1.79%
Artio Global Investors Inc. Class A	169,495	2,739,039
BGC Partners Inc. Class A(b)	384,319	3,570,323
Cohen & Steers Inc.	94,897	2,816,543
CompuCredit Holdings Corp.(a)	9,023	59,281
Credit Acceptance Corp.(a)	35,391	2,511,345
Diamond Hill Investment Group Inc.	14,803	1,184,240
Duff & Phelps Corp. Class A	184,085	2,941,678
Encore Capital Group Inc.(a)	66,176	1,567,709
Epoch Holding Corp.	80,520	1,270,606
Evercore Partners Inc. Class A	99,714	3,419,193
Financial Engines Inc.(a)	92,757	2,556,383
FXCM Inc.	56,859	740,873
GAIN Capital Holdings Inc.(a)	22,948	176,011
GAMCO Investors Inc. Class A	27,959	1,296,179
GFI Group Inc.	267,014	1,340,410
Gleacher & Co. Inc.(a)	254,531	442,884
Higher One Holdings Inc.(a)	49,466	714,784
Imperial Holdings Inc.(a)	59,582	604,757
JMP Group Inc.	8,362	71,997
KBW Inc.	163,137	4,272,558
Ladenburg Thalmann Financial Services Inc.(a)(b)	605,997	696,897
MarketAxess Holdings Inc.	186,281	4,508,000
Nelnet Inc. Class A	15,088	329,371
Netspend Holdings Inc.(a)	105,925	1,114,331
NewStar Financial Inc.(a)	13,805	150,751
optionsXpress Holdings Inc.	286,683	5,249,166
Portfolio Recovery Associates Inc.(a)	114,681	9,762,794
Pzena Investment Management Inc. Class A	50,296	355,090
Rodman & Renshaw Capital Group Inc.(a)(b)	95,753	196,294
SeaCube Container Leasing Ltd.	7,188	115,080
Stifel Financial Corp.(a)	209,153	15,015,094
Teton Advisors Inc. Class B(a)(c)	263	3,945
TradeStation Group Inc.(a)	68,826	483,159
Virtus Investment Partners Inc.(a)	32,084	1,890,389
Westwood Holdings Group Inc.	35,840	1,442,560
World Acceptance Corp.(a)(b)	55,102	3,592,650
		79,202,364

ELECTRIC – 0.08%
Ameresco Inc. Class A(a)	29,547	417,794
EnerNOC Inc.(a)(b)	141,853	2,710,811

Security	Shares	Value
Otter Tail Corp.	13,382	304,173

		3,432,778

ELECTRICAL COMPONENTS & EQUIPMENT – 1.90%
A123 Systems Inc.(a)(b)	491,872	3,123,387
Advanced Battery Technologies Inc.(a)(b)	287,667	558,074
Advanced Energy Industries Inc.(a)	155,237	2,538,125
American Superconductor Corp.(a)(b)	343,588	8,545,034
Belden Inc.	316,382	11,880,144
Capstone Turbine Corp.(a)(b)	1,642,563	2,973,039
Coleman Cable Inc.(a)	50,137	444,214
Energy Conversion Devices Inc.(a)(b)	84,331	190,588
EnerSys Inc.(a)	93,057	3,699,016
Generac Holdings Inc.(a)	46,189	937,175
GrafTech International Ltd.(a)	814,586	16,804,909
Graham Corp.	67,225	1,609,366
Insteel Industries Inc.	5,881	83,157
Littelfuse Inc.	126,942	7,248,388
Power-One Inc.(a)(b)	473,123	4,139,826
PowerSecure International Inc.(a)	121,308	1,043,249
SatCon Technology Corp.(a)(b)	749,871	2,894,502
Universal Display Corp.(a)	240,125	13,216,480
Vicor Corp.	132,136	2,178,923

		84,107,596

ELECTRONICS – 2.77%
American Science and Engineering Inc.	60,903	5,625,001
Analogic Corp.	62,320	3,524,196
Applied Energetics Inc.(a)	523,673	345,624
Badger Meter Inc.	101,758	4,193,447
Ballantyne Strong Inc.(a)	93,970	673,765
Bel Fuse Inc. Class B	3,803	83,704
Benchmark Electronics Inc.(a)	36,843	698,912
Checkpoint Systems Inc.(a)	106,465	2,393,333
Coherent Inc.(a)	117,877	6,849,832
CTS Corp.	66,064	713,491
Cubic Corp.	45,642	2,624,415
Cymer Inc.(a)	49,923	2,824,643
Daktronics Inc.	46,148	496,091
DDi Corp.	92,327	975,896
Dionex Corp.(a)	119,220	14,073,921
Electro Scientific Industries Inc.(a)	17,098	296,821
FARO Technologies Inc.(a)	108,954	4,358,160
FEI Co.(a)	69,172	2,332,480
Fluidigm Corp.(a)	34,413	492,450
II-VI Inc.(a)	169,353	8,425,312
LaBarge Inc.(a)	69,047	1,222,132
Methode Electronics Inc.	147,928	1,786,970
Multi-Fineline Electronix Inc.(a)	57,684	1,627,843
NVE Corp.(a)	32,146	1,811,106
OSI Systems Inc.(a)	81,233	3,048,675
OYO Geospace Corp.(a)	25,801	2,543,463
Park Electrochemical Corp.	85,965	2,772,371
Plexus Corp.(a)	272,959	9,569,943
Pulse Electronics Corp.	281,345	1,702,137
Rofin-Sinar Technologies Inc.(a)	87,342	3,450,009
Rogers Corp.(a)	36,161	1,629,415
Sanmina-SCI Corp.(a)	540,117	6,054,712
Spectrum Control Inc.(a)	31,621	622,301
SRS Labs Inc.(a)	77,883	665,121
Stoneridge Inc.(a)	105,537	1,542,951
Taser International Inc.(a)(b)	424,132	1,726,217

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
TTM Technologies Inc.(a)	127,784	2,320,557
UQM Technologies Inc.(a)(b)	238,379	710,369
Viasystems Group Inc.(a)	20,658	563,757
Watts Water Technologies Inc. Class A	18,420	703,460
Woodward Inc.	412,327	14,250,021
Zygo Corp.(a)	18,325	267,912

		122,592,936

ENERGY – ALTERNATE SOURCES – 0.33%
Amyris Inc.(a)(b)	20,846	594,945
Clean Energy Fuels Corp.(a)(b)	310,055	5,078,701
Comverge Inc.(a)(b)	167,393	780,051
Ener1 Inc.(a)(b)	435,190	1,288,162
FuelCell Energy Inc.(a)(b)	726,302	1,554,286
Gevo Inc.(a)	16,748	329,936
GT Solar International Inc.(a)	367,959	3,922,443
Hoku Corp.(a)(b)	9,260	18,520
Syntroleum Corp.(a)(b)	479,138	1,082,852

		14,649,896

ENGINEERING & CONSTRUCTION – 0.24%
Argan Inc.(a)(b)	9,322	79,796
Insituform Technologies Inc. Class A(a)	228,063	6,100,685
Mistras Group Inc.(a)	98,817	1,700,641
MYR Group Inc.(a)	18,925	452,686
Orion Marine Group Inc.(a)	181,356	1,947,763
VSE Corp.	14,226	422,655

		10,704,226

ENTERTAINMENT – 0.37%
Carmike Cinemas Inc.(a)	36,971	264,343
Churchill Downs Inc.	11,973	496,879
Empire Resorts Inc.(a)	162,503	100,752
Isle of Capri Casinos Inc.(a)	7,727	73,407
Lions Gate Entertainment Corp.(a)	327,631	2,047,694
National CineMedia Inc.	359,954	6,720,341
Pinnacle Entertainment Inc.(a)	22,560	307,267
Scientific Games Corp. Class A(a)	225,671	1,972,365
Shuffle Master Inc.(a)	361,262	3,858,278
Warner Music Group Corp.(a)	91,168	617,207

		16,458,533

ENVIRONMENTAL CONTROL – 1.14%
Calgon Carbon Corp.(a)	380,358	6,040,085
Casella Waste Systems Inc. Class A(a)	166,090	1,190,865
Clean Harbors Inc.(a)	156,099	15,400,727
Darling International Inc.(a)	537,614	8,263,127
Energy Recovery Inc.(a)(b)	243,519	774,390
Met-Pro Corp.	6,850	81,515
Mine Safety Appliances Co.	131,610	4,826,139
Rentech Inc.(a)(b)	1,459,668	1,824,585
Tetra Tech Inc.(a)	418,617	10,335,654
US Ecology Inc.	115,499	2,013,148

		50,750,235

FOOD – 1.35%
Arden Group Inc. Class A	7,783	593,921
B&G Foods Inc. Class A	179,729	3,373,513

Security	Shares	Value
Bridgford Foods Corp.	11,344	127,166
Cal-Maine Foods Inc.(b)	85,997	2,536,912
Calavo Growers Inc.	75,324	1,645,829
Diamond Foods Inc.(b)	147,244	8,216,215
Fresh Market Inc. (The)(a)	35,218	1,329,127
J&J Snack Foods Corp.	90,506	4,260,117
Lifeway Foods Inc.(a)(b)	31,369	326,865
M&F Worldwide Corp.(a)	3,543	89,000
Pilgrim’s Pride Corp.(a)	142,225	1,096,555
Ruddick Corp.	155,320	5,993,799
Sanderson Farms Inc.	136,832	6,283,326
Smart Balance Inc.(a)	190,282	873,394
Snyders-Lance Inc.	176,372	3,500,984
Tootsie Roll Industries Inc.(b)	152,271	4,318,406
United Natural Foods Inc.(a)	324,624	14,549,648
Village Super Market Inc. Class A	19,900	579,090

		59,693,867

FOREST PRODUCTS & PAPER – 0.69%
Clearwater Paper Corp.(a)	57,552	4,684,733
Deltic Timber Corp.	72,992	4,878,785
Neenah Paper Inc.	48,317	1,061,525
Potlatch Corp.(b)	141,156	5,674,471
Rock-Tenn Co. Class A	90,212	6,256,202
Schweitzer-Mauduit International Inc.	124,770	6,314,610
Verso Paper Corp.(a)	97,935	523,952
Wausau Paper Corp.	43,121	329,444
Xerium Technologies Inc.(a)	42,775	1,028,739

		30,752,461

GAS – 0.05%
South Jersey Industries Inc.	35,969	2,013,185

		2,013,185

HAND & MACHINE TOOLS – 0.15%
Franklin Electric Co. Inc.	144,655	6,683,061

		6,683,061

HEALTH CARE – PRODUCTS – 5.98%
Abaxis Inc.(a)	148,738	4,289,604
ABIOMED Inc.(a)	212,308	3,084,835
Accuray Inc.(a)	369,163	3,333,542
Align Technology Inc.(a)	400,048	8,192,983
Alphatec Holdings Inc.(a)	261,161	705,135
American Medical Systems Holdings Inc.(a)	508,993	11,014,609
Arthrocare Corp.(a)	182,522	6,085,283
Atrion Corp.	10,370	1,809,254
BG Medicine Inc.(a)	33,844	260,937
Bruker Corp.(a)	490,686	10,230,803
Caliper Life Sciences Inc.(a)(b)	306,245	2,070,216
CardioNet Inc.(a)	39,775	190,522
Cepheid Inc.(a)(b)	401,288	11,244,090
Cerus Corp.(a)(b)	316,542	914,806
Clinical Data Inc.(a)(b)	79,945	2,422,333
Conceptus Inc.(a)(b)	208,905	3,018,677
Cutera Inc.(a)	5,924	50,769
Cyberonics Inc.(a)	187,803	5,974,013
Delcath Systems Inc.(a)(b)	294,481	2,170,325
DexCom Inc.(a)	415,912	6,454,954

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Endologix Inc.(a)	330,610	2,241,536
Exactech Inc.(a)	37,844	664,162
Female Health Co. (The)(b)	119,024	593,930
Haemonetics Corp.(a)	169,633	11,117,747
Hanger Orthopedic Group Inc.(a)	88,901	2,314,093
Hansen Medical Inc.(a)(b)	278,784	616,113
HeartWare International Inc.(a)(b)	63,283	5,412,595
ICU Medical Inc.(a)	18,418	806,340
Immucor Inc.(a)	474,060	9,376,907
Insulet Corp.(a)	295,366	6,090,447
Invacare Corp.	11,322	352,341
IRIS International Inc.(a)	107,961	973,808
Kensey Nash Corp.(a)	50,304	1,253,073
LCA-Vision Inc.(a)	124,742	842,009
Luminex Corp.(a)	254,908	4,782,074
MAKO Surgical Corp.(a)(b)	207,258	5,015,644
Masimo Corp.	351,211	11,625,084
MELA Sciences Inc.(a)(b)	167,872	590,909
Merge Healthcare Inc.(a)	356,084	1,737,690
Meridian Bioscience Inc.	274,497	6,585,183
Merit Medical Systems Inc.(a)	172,387	3,382,233
Metabolix Inc.(a)(b)	182,597	1,919,094
Microvision Inc.(a)(b)	642,843	848,553
Natus Medical Inc.(a)	193,820	3,256,176
NuVasive Inc.(a)	264,035	6,685,366
NxStage Medical Inc.(a)	170,554	3,748,777
OraSure Technologies Inc.(a)	315,514	2,479,940
Orthofix International NV(a)	120,113	3,898,868
Orthovita Inc.(a)	439,304	935,718
Palomar Medical Technologies Inc.(a)	74,246	1,102,553
PSS World Medical Inc.(a)	386,202	10,485,384
Quidel Corp.(a)(b)	167,459	2,002,810
Rochester Medical Corp.(a)	61,949	711,175
Sirona Dental Systems Inc.(a)	226,522	11,362,344
Solta Medical Inc.(a)	118,374	390,634
SonoSite Inc.(a)	92,095	3,068,605
Spectranetics Corp.(a)	219,103	1,031,975
Staar Surgical Co.(a)	230,474	1,283,740
Stereotaxis Inc.(a)(b)	208,592	807,251
Steris Corp.	380,519	13,143,126
SurModics Inc.(a)	66,978	837,225
Syneron Medical Ltd.(a)	59,834	780,235
Synovis Life Technologies Inc.(a)	74,858	1,435,776
TomoTherapy Inc.(a)	106,759	487,889
Unilife Corp.(a)(b)	320,113	1,815,041
Vascular Solutions Inc.(a)	111,364	1,214,981
Vital Images Inc.(a)	69,407	937,689
Volcano Corp.(a)	341,073	8,731,469
West Pharmaceutical Services Inc.	224,591	10,054,939
Wright Medical Group Inc.(a)	164,826	2,803,690
Young Innovations Inc.	12,855	403,647
Zoll Medical Corp.(a)	144,913	6,493,552

		265,049,830

HEALTH CARE – SERVICES – 1.50%
Air Methods Corp.(a)	75,396	5,070,381
Alliance Healthcare Services Inc.(a)	182,212	805,377
Allied Healthcare International Inc.(a)	22,219	56,436
Almost Family Inc.(a)	55,653	2,094,779
Amedisys Inc.(a)(b)	192,997	6,754,895
America Service Group Inc.	61,373	1,573,604
American Dental Partners Inc.(a)	6,438	84,467
AMERIGROUP Corp.(a)	45,830	2,944,577

Security	Shares	Value
Bio-Reference Laboratories Inc.(a)	161,296	3,619,482
Continucare Corp.(a)	145,784	779,944
Emeritus Corp.(a)	152,448	3,881,326
Ensign Group Inc. (The)	92,593	2,956,494
Gentiva Health Services Inc.(a)	66,690	1,869,321
HealthSouth Corp.(a)	597,064	14,914,659
IPC The Hospitalist Co. Inc.(a)	109,385	4,967,173
LHC Group Inc.(a)(b)	105,556	3,166,680
Metropolitan Health Networks Inc.(a)	263,288	1,245,352
Molina Healthcare Inc.(a)	60,739	2,429,560
Neostem Inc.(a)(b)	178,602	307,195
RehabCare Group Inc.(a)	31,039	1,144,408
Sunrise Senior Living Inc.(a)	376,605	4,492,898
U.S. Physical Therapy Inc.	65,802	1,470,017

		66,629,025

HOLDING COMPANIES – DIVERSIFIED – 0.09%
Heckmann Corp.(a)	599,285	3,925,317
Primoris Services Corp.	15,993	162,169

		4,087,486

HOME BUILDERS – 0.07%
Cavco Industries Inc.(a)	8,533	385,350
Winnebago Industries Inc.(a)	197,774	2,644,239

		3,029,589

HOME FURNISHINGS – 0.34%
American Woodmark Corp.	4,043	84,418
DTS Inc.(a)	117,591	5,483,268
Ethan Allen Interiors Inc.	56,431	1,235,839
La-Z-Boy Inc.(a)	37,440	357,552
Sealy Corp.(a)(b)	121,784	309,331
TiVo Inc.(a)	779,143	6,825,293
Universal Electronics Inc.(a)	34,181	1,010,390

		15,306,091

HOUSEHOLD PRODUCTS & WARES – 0.16%
American Greetings Corp. Class A	16,183	381,919
Blyth Inc.	10,846	352,386
Ennis Inc.	35,292	601,023
Kid Brands Inc.(a)	16,819	123,620
Oil-Dri Corp. of America	5,710	121,623
Standard Register Co. (The)	118,207	392,447
Summer Infant Inc.(a)	70,829	566,632
WD-40 Co.	106,074	4,491,173

		7,030,823

HOUSEWARES – 0.08%
National Presto Industries Inc.	32,663	3,680,467

		3,680,467

INSURANCE – 0.17%
CNO Financial Group Inc.(a)	121,493	912,412
Crawford & Co. Class B	156,996	747,301
eHealth Inc.(a)	149,363	1,986,528
First American Financial Corp.	41,713	688,264
Fortegra Financial Corp.(a)	8,060	91,562
Life Partners Holdings Inc.(b)	56,675	455,667
Tower Group Inc.	115,433	2,773,855

		7,655,589

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
INTERNET – 5.90%
1-800-FLOWERS.COM Inc.(a)	11,751	38,778
AboveNet Inc.	152,023	9,860,212
Ancestry.com Inc.(a)	136,759	4,848,107
Archipelago Learning Inc.(a)	77,644	663,856
Ariba Inc.(a)	608,028	20,758,076
Blue Coat Systems Inc.(a)	280,904	7,910,257
Blue Nile Inc.(a)(b)	85,792	4,631,910
BroadSoft Inc.(a)	39,376	1,877,841
Cogent Communications Group Inc.(a)	302,242	4,312,993
comScore Inc.(a)	152,925	4,512,817
Constant Contact Inc.(a)(b)	193,008	6,735,979
DealerTrack Holdings Inc.(a)	229,416	5,267,391
Dice Holdings Inc.(a)	113,511	1,715,151
Digital River Inc.(a)	33,096	1,238,783
Drugstore.com Inc.(a)(b)	626,085	2,410,427
ePlus Inc.(a)	1,115	29,670
eResearchTechnology Inc.(a)	332,656	2,252,081
Global Sources Ltd.(a)	109,836	1,277,393
GSI Commerce Inc.(a)	448,210	13,119,107
InfoSpace Inc.(a)	30,353	262,857
Internet Capital Group Inc.(a)	17,601	249,934
IntraLinks Holdings Inc.(a)	60,293	1,612,235
j2 Global Communications Inc.(a)	211,744	6,248,565
Keynote Systems Inc.	10,460	194,033
KIT Digital Inc.(a)(b)	193,006	2,323,792
Knot Inc. (The)(a)	102,374	1,233,607
Lionbridge Technologies Inc.(a)	410,725	1,408,787
Liquidity Services Inc.(a)	96,120	1,716,703
Local.com Corp.(a)(b)	143,238	557,196
LoopNet Inc.(a)	121,847	1,724,135
MediaMind Technologies Inc.(a)	27,305	377,082
ModusLink Global Solutions Inc.	17,759	96,964
Move Inc.(a)	1,054,702	2,520,738
Network Engines Inc.(a)	235,701	478,473
NIC Inc.	376,496	4,691,140
NutriSystem Inc.(b)	181,204	2,625,646
Online Resources Corp.(a)	60,102	227,186
OpenTable Inc.(a)(b)	106,890	11,367,751
Openwave Systems Inc.(a)	560,326	1,199,098
Orbitz Worldwide Inc.(a)	131,549	469,630
Overstock.com Inc.(a)	101,361	1,593,395
Perficient Inc.(a)	97,418	1,169,990
QuinStreet Inc.(a)(b)	68,937	1,566,938
Rackspace Hosting Inc.(a)	655,785	28,100,387
ReachLocal Inc.(a)(b)	33,498	669,960
RightNow Technologies Inc.(a)	146,035	4,570,895
Safeguard Scientifics Inc.(a)	13,396	272,609
Sapient Corp.(a)	699,622	8,010,672
Shutterfly Inc.(a)	192,435	10,075,897
Sourcefire Inc.(a)	186,466	5,129,680
SPS Commerce Inc.(a)	31,215	484,145
Stamps.com Inc.	69,956	933,913
Support.com Inc.(a)	318,490	1,652,963
TechTarget Inc.(a)	61,810	550,727
TeleCommunication Systems Inc.(a)	125,024	515,099
Terremark Worldwide Inc.(a)	394,076	7,487,444
TIBCO Software Inc.(a)	1,123,697	30,620,743
Travelzoo Inc.(a)(b)	37,186	2,476,216

Security	Shares	Value
United Online Inc.	124,516	785,073
US Auto Parts Network Inc.(a)	87,407	760,441
ValueClick Inc.(a)	427,718	6,184,802
Vasco Data Security International Inc.(a)	146,244	2,007,930
Vitacost.com Inc.(a)(c)	99,006	282,167
Vocus Inc.(a)	113,202	2,927,404
Websense Inc.(a)	275,386	6,325,616
Zix Corp.(a)(b)	378,848	1,394,161

		261,595,648

INVESTMENT COMPANIES – 0.01%
MVC Capital Inc.	10,379	142,400
Solar Senior Capital Ltd.(a)	13,270	247,220

		389,620

IRON & STEEL – 0.02%
Metals USA Holdings Corp.(a)	39,665	649,316
Shiloh Industries Inc.	17,528	204,727

		854,043

LEISURE TIME – 1.11%
Ambassadors Group Inc.	121,754	1,333,206
Brunswick Corp.	598,940	15,231,044
Interval Leisure Group Inc.(a)	270,525	4,423,084
Life Time Fitness Inc.(a)(b)	251,192	9,371,974
Marine Products Corp.(a)	65,766	521,524
Multimedia Games Inc.(a)	22,584	129,406
Polaris Industries Inc.	210,590	18,325,542

		49,335,780

LODGING – 0.09%
Ameristar Casinos Inc.	178,108	3,161,417
Monarch Casino & Resort Inc.(a)	16,006	166,463
Morgans Hotel Group Co.(a)	50,004	490,039

		3,817,919

MACHINERY – 2.21%
Alamo Group Inc.	2,634	72,303
Albany International Corp. Class A	34,281	853,597
Altra Holdings Inc.(a)	181,174	4,279,330
Applied Industrial Technologies Inc.	287,193	9,552,039
Briggs & Stratton Corp.	209,955	4,755,481
Cognex Corp.	212,566	6,004,989
DXP Enterprises Inc.(a)	57,051	1,316,737
Flow International Corp.(a)	278,661	1,223,322
Gorman-Rupp Co. (The)	80,727	3,179,837
Intermec Inc.(a)	196,335	2,118,455
Intevac Inc.(a)	57,451	714,116
iRobot Corp.(a)	141,950	4,668,735
Kadant Inc.(a)	21,757	569,816
Lindsay Corp.(b)	84,539	6,680,272
Middleby Corp. (The)(a)(b)	112,159	10,455,462
NACCO Industries Inc. Class A	36,366	4,024,625
Nordson Corp.	230,799	26,555,733
Park-Ohio Holdings Corp.(a)	52,045	1,075,250
Presstek Inc.(a)(b)	180,077	374,560
Sauer-Danfoss Inc.(a)	78,673	4,006,816
Tennant Co.	127,993	5,380,826
Twin Disc Inc.	7,056	227,344

		98,089,645

52	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
MANUFACTURING – 3.51%
A.O. Smith Corp.	228,427	10,128,453
Actuant Corp. Class A	459,576	13,327,704
Acuity Brands Inc.	294,245	17,210,390
AZZ Inc.	78,622	3,585,163
Barnes Group Inc.	289,465	6,044,029
Blount International Inc.(a)	323,936	5,176,497
Brink’s Co. (The)	272,772	9,031,481
CLARCOR Inc.	319,393	14,350,328
Colfax Corp.(a)	162,387	3,726,782
Eastman Kodak Co.(a)(b)	1,824,306	5,892,508
EnPro Industries Inc.(a)	58,638	2,129,732
Fabrinet(a)	47,288	953,326
GP Strategies Corp.(a)	27,737	377,223
Hexcel Corp.(a)	540,995	10,652,192
Koppers Holdings Inc.	139,576	5,959,895
Lancaster Colony Corp.	130,655	7,917,693
LSB Industries Inc.(a)	115,745	4,588,132
Matthews International Corp. Class A	204,166	7,870,599
PMFG Inc.(a)(b)	117,442	2,506,212
Polypore International Inc.(a)	147,158	8,473,358
Raven Industries Inc.	110,118	6,763,448
Smith & Wesson Holding Corp.(a)	387,319	1,374,983
Standex International Corp.	15,098	572,063
STR Holdings Inc.(a)(b)	193,200	3,705,576
Sturm, Ruger & Co. Inc.(b)	129,290	2,969,791
Tredegar Corp.	12,348	266,470

		155,554,028

MEDIA – 0.71%
Acacia Research Corp.(a)	249,839	8,549,491
Beasley Broadcast Group Inc. Class A(a)	20,596	151,175
Belo Corp. Class A(a)	615,292	5,420,722
Cambium Learning Group Inc.(a)	94,494	321,280
CKX Inc.(a)	62,454	263,556
Crown Media Holdings Inc. Class A(a)(b)	16,932	39,282
Cumulus Media Inc. Class A(a)(b)	26,743	116,065
Demand Media Inc.(a)	39,951	940,846
Dex One Corp.(a)	20,800	100,672
DG FastChannel Inc.(a)	169,747	5,469,248
Dolan Co. (The)(a)	87,564	1,063,027
Entercom Communications Corp.(a)	134,703	1,484,427
Entravision Communications Corp. Class A(a)(b)	324,074	878,241
Journal Communications Inc. Class A(a)	37,986	227,916
Lee Enterprises Inc.(a)(b)	297,251	802,578
Lin TV Corp. Class A(a)	14,598	86,566
LodgeNet Interactive Corp.(a)(b)	51,296	186,717
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	175,487	651,057
McClatchy Co. (The) Class A(a)(b)	409,842	1,393,463
Media General Inc. Class A(a)(b)	30,605	210,562
Nexstar Broadcasting Group Inc.(a)	12,967	112,424
PRIMEDIA Inc.	31,575	153,770
Sinclair Broadcast Group Inc. Class A	22,511	282,288
SuperMedia Inc.(a)(b)	84,602	527,916
Value Line Inc.(b)	8,946	132,401
Westwood One Inc.(a)(b)	35,366	256,403
World Wrestling Entertainment Inc.	142,437	1,790,433

		31,612,526

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.74%
Ampco-Pittsburgh Corp.	5,472	150,918
CIRCOR International Inc.	6,565	308,686
Dynamic Materials Corp.	35,504	992,337
Haynes International Inc.	10,298	571,024
Kaydon Corp.	225,739	8,846,711
Mueller Industries Inc.	33,969	1,243,945
Mueller Water Products Inc. Class A	971,872	4,353,987
Omega Flex Inc.(a)	18,194	244,709
RBC Bearings Inc.(a)	146,984	5,619,198
Sun Hydraulics Corp.	84,557	3,644,407
TriMas Corp.(a)	102,508	2,203,922
Worthington Industries Inc.	231,046	4,833,482

		33,013,326

MINING – 1.63%
Allied Nevada Gold Corp.(a)	506,544	17,972,181
AMCOL International Corp.	161,569	5,813,253
Capital Gold Corp.(a)	419,265	2,695,874
Coeur d’Alene Mines Corp.(a)	38,215	1,329,118
General Moly Inc.(a)	466,711	2,510,905
Globe Specialty Metals Inc.	414,521	9,434,498
Golden Star Resources Ltd.(a)(b)	1,754,223	5,210,042
Horsehead Holding Corp.(a)	15,165	258,563
Jaguar Mining Inc.(a)(b)	565,924	2,954,123
Materion Corp.(a)	10,599	432,439
Molycorp Inc.(a)(b)	76,728	4,605,215
Noranda Aluminium Holding Corp.(a)	90,919	1,459,250
RTI International Metals Inc.(a)	26,330	820,179
Stillwater Mining Co.(a)	300,391	6,887,966
Thompson Creek Metals Co. Inc.(a)	120,230	1,507,684
United States Lime & Minerals Inc.(a)	17,323	701,755
Uranium Energy Corp.(a)(b)	409,079	1,632,225
US Gold Corp.(a)(b)	672,965	5,942,281

		72,167,551

MISCELLANEOUS – MANUFACTURING – 0.08%
John Bean Technologies Corp.	189,610	3,646,200

		3,646,200

OFFICE FURNISHINGS – 0.77%
CompX International Inc.	5,641	88,902
Herman Miller Inc.	384,603	10,572,736
HNI Corp.	305,191	9,631,828
Interface Inc. Class A	341,638	6,316,887
Knoll Inc.	318,212	6,669,724
Steelcase Inc. Class A	58,638	667,300

		33,947,377

OIL & GAS – 3.29%
Abraxas Petroleum Corp.(a)	197,786	1,157,048
Apco Oil and Gas International Inc.(b)	61,811	5,300,911
BPZ Resources Inc.(a)(b)	160,876	854,252
Brigham Exploration Co.(a)	787,243	29,269,695
Callon Petroleum Co.(a)	257,240	1,998,755
CAMAC Energy Inc.(a)(b)	355,582	533,373
Carrizo Oil & Gas Inc.(a)	236,519	8,734,647
Cheniere Energy Inc.(a)(b)	138,623	1,290,580
Clayton Williams Energy Inc.(a)(b)	35,874	3,791,882

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Contango Oil & Gas Co.(a)	52,127	3,296,511
Endeavour International Corp.(a)(b)	205,290	2,607,183
Energy XXI (Bermuda) Ltd.(a)	498,064	16,983,982
Evolution Petroleum Corp.(a)	97,006	756,647
FX Energy Inc.(a)	347,058	2,901,405
Gulfport Energy Corp.(a)	194,657	7,036,850
Houston American Energy Corp.(b)	122,982	1,895,153
Isramco Inc.(a)(b)	7,541	490,165
Kodiak Oil & Gas Corp.(a)	1,137,930	7,624,131
Magnum Hunter Resources Corp.(a)(b)	401,588	3,441,609
McMoRan Exploration Co.(a)(b)	645,601	11,433,594
Northern Oil and Gas Inc.(a)	364,537	9,733,138
Oasis Petroleum Inc.(a)	162,706	5,144,764
Panhandle Oil and Gas Inc.	47,357	1,498,849
PetroQuest Energy Inc.(a)	84,180	787,925
RAM Energy Resources Inc.(a)	339,057	705,239
Resolute Energy Corp.(a)	22,280	404,159
Rex Energy Corp.(a)	34,914	406,748
Rosetta Resources Inc.(a)	218,472	10,386,159
Stone Energy Corp.(a)	20,593	687,188
TransAtlantic Petroleum Ltd.(a)	990,585	3,070,813
VAALCO Energy Inc.(a)	39,968	310,152
Venoco Inc.(a)	33,778	577,266
W&T Offshore Inc.	14,311	326,148
Warren Resources Inc.(a)	74,606	379,744

		145,816,665

OIL & GAS SERVICES – 1.99%
CARBO Ceramics Inc.	129,064	18,213,512
Dril-Quip Inc.(a)	229,739	18,156,273
ION Geophysical Corp.(a)	859,248	10,903,857
Key Energy Services Inc.(a)	51,105	794,683
Lufkin Industries Inc.	202,470	18,924,871
Matrix Service Co.(a)	27,083	376,454
Newpark Resources Inc.(a)	40,883	321,340
RPC Inc.(b)	293,036	7,419,672
Targa Resources Corp.	48,465	1,756,372
Tetra Technologies Inc.(a)	54,961	846,399
World Fuel Services Corp.	254,786	10,346,859

		88,060,292

PACKAGING & CONTAINERS – 0.19%
AEP Industries Inc.(a)	13,116	389,807
Astronics Corp.(a)	60,005	1,510,326
Graham Packaging Co. Inc.(a)	8,899	155,110
Silgan Holdings Inc.	164,154	6,260,834

		8,316,077

PHARMACEUTICALS – 5.12%
Acura Pharmaceuticals Inc.(a)(b)	61,546	194,485
Akorn Inc.(a)	375,475	2,166,491
Alexza Pharmaceuticals Inc.(a)(b)	290,459	493,780
Alimera Sciences Inc.(a)	43,759	341,320
Alkermes Inc.(a)	179,887	2,329,537
Allos Therapeutics Inc.(a)	532,122	1,686,827
Alnylam Pharmaceuticals Inc.(a)	245,617	2,350,555
Anacor Pharmaceuticals Inc.(a)	70,319	486,607
Antares Pharma Inc.(a)(b)	467,179	840,922
Anthera Pharmaceuticals Inc.(a)(b)	36,591	247,355
Aoxing Pharmaceutical Co. Inc.(a)(b)	158,545	342,457
Ardea Biosciences Inc.(a)	100,879	2,894,219

Security	Shares	Value
Array BioPharma Inc.(a)	351,880	1,076,753
Auxilium Pharmaceuticals Inc.(a)	283,177	6,079,810
AVANIR Pharmaceuticals Inc. Class A(a)(b)	634,427	2,588,462
AVI BioPharma Inc.(a)(b)	756,545	1,414,739
Biodel Inc.(a)(b)	122,651	257,567
BioScrip Inc.(a)	190,208	895,880
BioSpecifics Technologies Corp.(a)(b)	26,261	669,656
Cadence Pharmaceuticals Inc.(a)(b)	208,431	1,919,650
Caraco Pharmaceutical Laboratories Ltd.(a)	5,655	29,406
Catalyst Health Solutions Inc.(a)	256,873	14,366,907
Chelsea Therapeutics International Ltd.(a)	321,227	1,252,785
Corcept Therapeutics Inc.(a)	210,211	893,397
Cubist Pharmaceuticals Inc.(a)	394,385	9,954,277
Cumberland Pharmaceuticals Inc.(a)(b)	81,213	449,108
Depomed Inc.(a)	354,879	3,562,985
DURECT Corp.(a)	577,797	2,080,069
Dyax Corp.(a)	646,467	1,040,812
Dynavax Technologies Corp.(a)(b)	656,843	1,812,887
Emergent BioSolutions Inc.(a)	127,853	3,088,928
Endocyte Inc.(a)	77,400	663,318
Furiex Pharmaceuticals Inc.(a)	50,803	857,555
Hi-Tech Pharmacal Co. Inc.(a)	62,060	1,249,268
Idenix Pharmaceuticals Inc.(a)(b)	237,821	789,566
Impax Laboratories Inc.(a)	378,109	9,622,874
Infinity Pharmaceuticals Inc.(a)	67,894	399,217
Inspire Pharmaceuticals Inc.(a)	400,773	1,587,061
Ironwood Pharmaceuticals Inc. Class A(a)	131,260	1,837,640
Isis Pharmaceuticals Inc.(a)	635,447	5,744,441
Jazz Pharmaceuticals Inc.(a)	94,941	3,023,871
Keryx Biopharmaceuticals Inc.(a)(b)	345,723	1,728,615
Lannett Co. Inc.(a)	21,343	119,094
MannKind Corp.(a)(b)	449,269	1,639,832
MAP Pharmaceuticals Inc.(a)	107,627	1,484,176
Medicines Co. (The)(a)	197,959	3,224,752
Medivation Inc.(a)	229,063	4,269,734
Nabi Biopharmaceuticals(a)	285,700	1,659,917
Nature’s Sunshine Products Inc.(a)	48,889	438,045
Neogen Corp.(a)	152,571	6,313,388
Neurocrine Biosciences Inc.(a)	331,428	2,515,539
NeurogesX Inc.(a)(b)	72,514	293,682
NPS Pharmaceuticals Inc.(a)	452,367	4,329,152
Obagi Medical Products Inc.(a)	97,746	1,235,509
Onyx Pharmaceuticals Inc.(a)	423,770	14,908,229
Opko Health Inc.(a)(b)	667,462	2,489,633
Osiris Therapeutics Inc.(a)(b)	111,092	806,528
Pain Therapeutics Inc.(a)	241,582	2,309,524
PetMed Express Inc.	155,308	2,463,185
Pharmacyclics Inc.(a)	295,560	1,740,848
Pharmasset Inc.(a)	216,357	17,029,459
PharMerica Corp.(a)	78,634	899,573
POZEN Inc.(a)	176,897	949,937
Progenics Pharmaceuticals Inc.(a)	133,934	827,712
Questcor Pharmaceuticals Inc.(a)	372,438	5,366,832
Rigel Pharmaceuticals Inc.(a)	350,511	2,492,133
Salix Pharmaceuticals Ltd.(a)	385,609	13,507,883
Santarus Inc.(a)	360,994	1,234,599
Schiff Nutrition International Inc.	21,408	195,027
SciClone Pharmaceuticals Inc.(a)(b)	246,015	993,901
SIGA Technologies Inc.(a)(b)	234,018	2,831,618
Somaxon Pharmaceuticals Inc.(a)(b)	244,728	692,580
Spectrum Pharmaceuticals Inc.(a)(b)	351,441	3,124,311
Star Scientific Inc.(a)(b)	653,382	2,966,354
Sucampo Pharmaceuticals Inc.(a)	5,272	22,142
Synta Pharmaceuticals Corp.(a)(b)	147,319	774,898

54	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Synutra International Inc.(a)(b)	126,406	1,453,669
Targacept Inc.(a)	160,633	4,271,231
Theravance Inc.(a)	445,014	10,778,239
USANA Health Sciences Inc.(a)	40,933	1,412,598
Vanda Pharmaceuticals Inc.(a)	192,541	1,403,624
VIVUS Inc.(a)(b)	550,521	3,407,725
XenoPort Inc.(a)	214,707	1,273,213
Zalicus Inc.(a)	438,403	1,060,935
Zogenix Inc.(a)	36,906	184,530

		226,707,549

REAL ESTATE – 0.06%
HFF Inc. Class A(a)	75,668	1,138,047
Kennedy-Wilson Holdings Inc.(a)(b)	129,082	1,401,830

		2,539,877

REAL ESTATE INVESTMENT TRUSTS – 1.47%
Acadia Realty Trust	56,739	1,073,502
Alexander’s Inc.	8,939	3,637,726
American Assets Trust Inc.	20,199	429,633
Associated Estates Realty Corp.(b)	155,400	2,467,752
Campus Crest Communities Inc.	19,123	226,225
CoreSite Realty Corp.	12,313	195,038
DuPont Fabros Technology Inc.(b)	102,730	2,491,202
EastGroup Properties Inc.	80,886	3,556,557
Equity Lifestyle Properties Inc.	116,469	6,714,438
Equity One Inc.	36,842	691,524
FelCor Lodging Trust Inc.(a)	321,229	1,969,134
Getty Realty Corp.	71,109	1,626,974
Home Properties Inc.	83,446	4,919,142
Hudson Pacific Properties Inc.	9,169	134,784
LTC Properties Inc.	36,241	1,027,070
Mid-America Apartment Communities Inc.	148,623	9,541,597
National Health Investors Inc.(b)	71,559	3,429,107
Omega Healthcare Investors Inc.(b)	130,218	2,909,070
PS Business Parks Inc.(b)	24,803	1,437,086
Saul Centers Inc.	29,183	1,300,103
Strategic Hotels & Resorts Inc.(a)	240,373	1,550,406
Summit Hotel Properties Inc.(a)	16,347	162,489
Tanger Factory Outlet Centers Inc.	313,630	8,229,651
Universal Health Realty Income Trust(b)	38,112	1,544,679
Urstadt Biddle Properties Inc. Class A(b)	19,187	364,937
Washington Real Estate Investment Trust	108,964	3,387,691

		65,017,517

RETAIL – 7.14%
99 Cents Only Stores(a)	265,315	5,200,174
AFC Enterprises Inc.(a)	141,495	2,140,819
America’s Car-Mart Inc.(a)	31,473	811,374
ANN Inc.(a)	367,645	10,702,146
Asbury Automotive Group Inc.(a)	195,828	3,620,860
Ascena Retail Group Inc.(a)	377,635	12,239,150
Bebe Stores Inc.	40,962	239,628
Big 5 Sporting Goods Corp.	139,654	1,664,676
Biglari Holdings Inc.(a)	908	384,583
BJ’s Restaurants Inc.(a)	152,222	5,986,891
Body Central Corp.(a)	23,168	538,193
Bon-Ton Stores Inc. (The)(a)(b)	28,001	434,015
Bravo Brio Restaurant Group Inc.(a)	53,024	937,995
Brown Shoe Co. Inc.	201,748	2,465,361
Buckle Inc. (The)(b)	167,750	6,777,100

Security	Shares	Value
Buffalo Wild Wings Inc.(a)	122,481	6,666,641
California Pizza Kitchen Inc.(a)	130,576	2,204,123
Caribou Coffee Co. Inc.(a)	48,205	490,245
Carrols Restaurant Group Inc.(a)	81,213	752,844
Casey’s General Stores Inc.	98,452	3,839,628
Cash America International Inc.	65,157	3,000,480
Casual Male Retail Group Inc.(a)	245,022	1,203,058
Cato Corp. (The) Class A	188,694	4,623,003
CEC Entertainment Inc.	139,121	5,249,035
Cheesecake Factory Inc. (The)(a)	408,149	12,281,203
Children’s Place Retail Stores Inc. (The)(a)	158,283	7,887,242
Christopher & Banks Corp.	140,585	910,991
Citi Trends Inc.(a)	100,201	2,233,480
Coldwater Creek Inc.(a)	402,078	1,061,486
Collective Brands Inc.(a)	284,724	6,144,344
Conn’s Inc.(a)(b)	5,183	23,220
Cracker Barrel Old Country Store Inc.	149,354	7,339,256
Denny’s Corp.(a)	672,593	2,730,728
Destination Maternity Corp.	68,600	1,582,602
DineEquity Inc.(a)	121,127	6,659,562
Domino’s Pizza Inc.(a)	94,385	1,739,516
DSW Inc. Class A(a)(b)	95,200	3,804,192
Einstein Noah Restaurant Group Inc.	36,859	600,065
Express Inc.	109,210	2,133,963
EZCORP Inc.(a)	289,040	9,072,966
Finish Line Inc. (The) Class A	103,833	2,061,085
First Cash Financial Services Inc.(a)	203,712	7,863,283
Genesco Inc.(a)	15,979	642,356
Gordmans Stores Inc.(a)	18,423	326,640
Group 1 Automotive Inc.	36,735	1,572,258
Haverty Furniture Companies Inc.	15,402	204,231
hhgregg Inc.(a)(b)	89,680	1,200,815
Hibbett Sports Inc.(a)	194,645	6,970,237
Hot Topic Inc.	123,863	706,019
HSN Inc.(a)	262,277	8,400,732
Jack in the Box Inc.(a)	324,020	7,348,774
Jamba Inc.(a)(b)	416,483	916,263
Jos. A. Bank Clothiers Inc.(a)	186,000	9,463,680
Kenneth Cole Productions Inc. Class A(a)	16,331	211,813
Kirkland’s Inc.(a)	114,967	1,775,090
Krispy Kreme Doughnuts Inc.(a)(b)	397,765	2,800,266
Lithia Motors Inc. Class A	15,485	225,771
Lumber Liquidators Holdings Inc.(a)(b)	149,764	3,742,602
McCormick & Schmick’s Seafood Restaurants Inc.(a)	39,799	287,349
New York & Co. Inc.(a)	9,611	67,373
Nu Skin Enterprises Inc. Class A	334,007	9,602,701
OfficeMax Inc.(a)	209,604	2,712,276
P.F. Chang’s China Bistro Inc.	156,269	7,218,065
Pantry Inc. (The)(a)	11,359	168,454
Papa John’s International Inc.(a)	105,510	3,341,502
Penske Automotive Group Inc.(a)	113,255	2,267,365
Pier 1 Imports Inc.(a)	705,426	7,160,074
PriceSmart Inc.	107,584	3,941,878
Retail Ventures Inc.(a)(b)	156,930	2,707,042
Rite Aid Corp.(a)	282,567	299,521
rue21 Inc.(a)(b)	98,868	2,847,398
Ruth’s Hospitality Group Inc.(a)	198,097	1,022,181
Sally Beauty Holdings Inc.(a)	579,777	8,122,676
School Specialty Inc.(a)	44,338	634,033
Select Comfort Corp.(a)	313,907	3,785,718
Shoe Carnival Inc.(a)	11,076	310,682
Sonic Automotive Inc.	45,094	631,767
Sonic Corp.(a)	416,588	3,770,121
Stein Mart Inc.	73,421	742,286

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Susser Holdings Corp.(a)	8,109	106,147
Systemax Inc.(a)	59,243	800,965
Talbots Inc. (The)(a)(b)	412,034	2,488,685
Texas Roadhouse Inc.	387,431	6,582,453
Titan Machinery Inc.(a)	26,987	681,422
Ulta Salon, Cosmetics & Fragrance Inc.(a)	212,278	10,216,940
Under Armour Inc. Class A(a)(b)	238,011	16,196,649
Vera Bradley Inc.(a)	60,443	2,551,299
Vitamin Shoppe Inc.(a)	107,384	3,632,801
Wet Seal Inc. Class A(a)	504,033	2,157,261
Winmark Corp.	15,767	727,332
Zumiez Inc.(a)	140,187	3,705,142

		316,296,311

SAVINGS & LOANS – 0.06%
Heritage Financial Group Inc.	2,625	33,416
Investors Bancorp Inc.(a)	46,535	692,906
Oritani Financial Corp.	117,958	1,495,708
ViewPoint Financial Group	34,016	442,208

		2,664,238

SEMICONDUCTORS – 5.24%
Advanced Analogic Technologies Inc.(a)	58,556	221,342
Alpha & Omega Semiconductor Ltd.(a)	2,980	37,816
Amkor Technology Inc.(a)(b)	710,123	4,786,229
ANADIGICS Inc.(a)	326,990	1,464,915
Applied Micro Circuits Corp.(a)	443,903	4,607,713
ATMI Inc.(a)	12,147	229,335
Axcelis Technologies Inc.(a)	56,955	150,931
AXT Inc.(a)	89,510	641,787
Brooks Automation Inc.(a)	260,030	3,570,212
Cabot Microelectronics Corp.(a)	35,639	1,862,138
Cavium Networks Inc.(a)	317,993	14,287,425
CEVA Inc.(a)	143,886	3,846,073
Cirrus Logic Inc.(a)	466,639	9,813,418
Cohu Inc.	29,763	457,160
Conexant Systems Inc.(a)	541,997	1,289,953
Diodes Inc.(a)	229,216	7,807,097
Entegris Inc.(a)	282,165	2,474,587
Entropic Communications Inc.(a)(b)	442,270	3,737,181
Exar Corp.(a)	27,088	163,070
FSI International Inc.(a)	257,027	1,125,778
GSI Technology Inc.(a)	91,858	834,989
Hittite Microwave Corp.(a)	184,500	11,765,565
Ikanos Communications Inc.(a)	23,387	26,661
Inphi Corp.(a)	31,758	667,236
Integrated Device Technology Inc.(a)	642,157	4,732,697
Integrated Silicon Solution Inc.(a)	159,830	1,481,624
IPG Photonics Corp.(a)	175,695	10,134,088
IXYS Corp.(a)	104,400	1,402,092
Kopin Corp.(a)	166,969	766,388
Kulicke and Soffa Industries Inc.(a)	473,678	4,428,889
Lattice Semiconductor Corp.(a)	789,413	4,657,537
LTX-Credence Corp.(a)	332,365	3,034,492
Mattson Technology Inc.(a)(b)	333,337	813,342
MaxLinear Inc.(a)	49,936	407,977
Micrel Inc.	344,863	4,648,753
Microsemi Corp.(a)	213,663	4,424,961
Mindspeed Technologies Inc.(a)(b)	219,767	1,859,229
MIPS Technologies Inc.(a)(b)	338,642	3,552,355
MKS Instruments Inc.	141,062	4,697,365
Monolithic Power Systems Inc.(a)	218,272	3,097,280

Security	Shares	Value
MoSys Inc.(a)	211,429	1,270,688
Nanometrics Inc.(a)	122,386	2,213,963
NetLogic Microsystems Inc.(a)	423,614	17,800,260
OmniVision Technologies Inc.(a)	287,247	10,205,886
Pericom Semiconductor Corp.(a)	19,866	206,010
PLX Technology Inc.(a)	246,270	898,885
Power Integrations Inc.	166,500	6,381,945
Richardson Electronics Ltd.	27,298	359,788
Rubicon Technology Inc.(a)(b)	115,170	3,187,906
Rudolph Technologies Inc.(a)	199,825	2,186,085
Semtech Corp.(a)	419,343	10,491,962
Silicon Image Inc.(a)	396,063	3,552,685
Standard Microsystems Corp.(a)	46,215	1,139,662
Supertex Inc.(a)	64,933	1,446,707
Tessera Technologies Inc.(a)	197,580	3,607,811
TriQuint Semiconductor Inc.(a)	1,050,096	13,556,739
Ultra Clean Holdings Inc.(a)	147,299	1,523,072
Ultratech Inc.(a)	130,732	3,843,521
Veeco Instruments Inc.(a)(b)	274,300	13,945,412
Volterra Semiconductor Corp.(a)	166,981	4,146,138
Zoran Corp.(a)	33,333	346,330

		232,319,135

SOFTWARE – 6.71%
Accelrys Inc.(a)	201,338	1,610,704
ACI Worldwide Inc.(a)	229,972	7,543,082
Actuate Corp.(a)	312,339	1,624,163
Acxiom Corp.(a)	464,332	6,663,164
Advent Software Inc.(a)	213,239	6,113,562
American Reprographics Co.(a)	34,361	355,636
American Software Inc. Class A	145,828	1,076,211
Aspen Technology Inc.(a)	421,093	6,312,184
athenahealth Inc.(a)(b)	223,475	10,085,427
Blackbaud Inc.	302,516	8,240,536
Blackboard Inc.(a)(b)	231,675	8,395,902
Bottomline Technologies Inc.(a)	224,808	5,651,673
CommVault Systems Inc.(a)	291,843	11,638,699
Computer Programs and Systems Inc.	66,078	4,247,494
Concur Technologies Inc.(a)	272,314	15,099,811
Convio Inc.(a)	39,282	456,064
CSG Systems International Inc.(a)	108,481	2,163,111
Deltek Inc.(a)	122,873	933,835
DemandTec Inc.(a)	131,058	1,724,723
Digi International Inc.(a)	26,898	284,043
DynaVox Inc.(a)	7,682	42,405
Ebix Inc.(a)	203,853	4,821,124
Envestnet Inc.(a)	38,953	523,528
Epicor Software Corp.(a)	205,504	2,274,929
EPIQ Systems Inc.	15,212	218,444
ePocrates Inc.(a)	26,888	532,382
FalconStor Software Inc.(a)	87,396	397,652
Global Defense Technology & Systems Inc.(a)	11,904	288,315
Guidance Software Inc.(a)	87,545	733,627
InnerWorkings Inc.(a)(b)	164,302	1,212,549
Interactive Intelligence Inc.(a)	93,626	3,624,263
JDA Software Group Inc.(a)	54,091	1,636,794
Lawson Software Inc.(a)	937,542	11,344,258
ManTech International Corp. Class A(a)	137,566	5,832,798
MedAssets Inc.(a)	290,934	4,442,562
Medidata Solutions Inc.(a)	126,999	3,247,364
MicroStrategy Inc. Class A(a)	56,593	7,610,627
MoneyGram International Inc.(a)	507,828	1,741,850
Monotype Imaging Holdings Inc.(a)	152,406	2,209,887

56	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
NetSuite Inc.(a)(b)	123,582	3,593,765
Omnicell Inc.(a)	219,810	3,349,904
OPNET Technologies Inc.	90,620	3,533,274
Parametric Technology Corp.(a)	785,297	17,661,330
PDF Solutions Inc.(a)	150,693	1,002,109
Pegasystems Inc.	109,175	4,142,100
Progress Software Corp.(a)	453,987	13,206,482
PROS Holdings Inc.(a)	132,927	1,936,746
QAD Inc. Class A(a)	34,875	375,604
QLIK Technologies Inc.(a)	69,454	1,805,804
Quality Systems Inc.(b)	127,413	10,618,599
Quest Software Inc.(a)	368,878	9,365,812
RealPage Inc.(a)	79,956	2,217,180
Renaissance Learning Inc.	87,474	1,027,820
Rosetta Stone Inc.(a)(b)	72,030	951,516
Schawk Inc.	63,110	1,226,858
SeaChange International Inc.(a)	87,266	829,027
Smith Micro Software Inc.(a)	181,275	1,696,734
SolarWinds Inc.(a)	251,605	5,902,653
SS&C Technologies Holdings Inc.(a)	89,688	1,831,429
Synchronoss Technologies Inc.(a)	157,460	5,471,735
Take-Two Interactive Software Inc.(a)	45,639	701,471
Taleo Corp. Class A(a)	268,677	9,578,335
THQ Inc.(a)	135,417	617,502
Trident Microsystems Inc.(a)	39,855	45,833
Ultimate Software Group Inc. (The)(a)	168,259	9,885,216
VeriFone Systems Inc.(a)	577,873	31,754,121

		297,284,341

TELECOMMUNICATIONS – 5.22%
Acme Packet Inc.(a)	317,590	22,536,186
ADTRAN Inc.	420,465	17,852,944
Alaska Communications Systems Group Inc.	299,983	3,194,819
Anaren Inc.(a)	10,905	219,190
Anixter International Inc.	95,019	6,640,878
ARRIS Group Inc.(a)	165,146	2,103,960
Aruba Networks Inc.(a)	521,876	17,660,284
Atlantic Tele-Network Inc.	59,471	2,211,726
BigBand Networks Inc.(a)	155,467	396,441
Calix Inc.(a)	70,272	1,427,224
Cbeyond Inc.(a)	181,803	2,121,641
Cincinnati Bell Inc.(a)	379,465	1,016,966
Comtech Telecommunications Corp.	66,393	1,804,562
Consolidated Communications Holdings Inc.	129,852	2,432,128
DigitalGlobe Inc.(a)	186,430	5,225,633
EMS Technologies Inc.(a)	5,497	108,043
Extreme Networks Inc.(a)	174,835	611,922
Finisar Corp.(a)	605,468	14,894,513
GeoEye Inc.(a)	148,965	6,193,965
Global Crossing Ltd.(a)	125,443	1,746,167
Globecomm Systems Inc.(a)	7,549	93,079
Harmonic Inc.(a)	155,191	1,455,692
Hughes Communications Inc.(a)	37,782	2,254,452
Hypercom Corp.(a)	313,388	3,770,058
ICO Global Communications (Holdings) Ltd.(a)	384,497	1,026,607
Infinera Corp.(a)	578,520	4,853,783
InterDigital Inc.(b)	297,489	14,193,200
Ixia(a)	232,948	3,699,214
Knology Inc.(a)	188,159	2,429,133
KVH Industries Inc.(a)	101,694	1,537,613
LogMeIn Inc.(a)	101,423	4,275,994
Loral Space & Communications Inc.(a)	72,986	5,660,064
Meru Networks Inc.(a)(b)	37,671	765,098

Security	Shares	Value
Motricity Inc.(a)	31,013	466,125
NeoPhotonics Corp.(a)	36,807	416,287
NETGEAR Inc.(a)	238,824	7,747,451
Network Equipment Technologies Inc.(a)	199,977	753,913
Neutral Tandem Inc.(a)	225,484	3,325,889
Newport Corp.(a)	75,253	1,341,761
Novatel Wireless Inc.(a)	21,321	116,413
NTELOS Holdings Corp.	197,988	3,644,959
Oclaro Inc.(a)	333,456	3,838,079
Oplink Communications Inc.(a)	51,817	1,009,913
PAETEC Holding Corp.(a)	581,041	1,940,677
Plantronics Inc.	326,240	11,946,909
Preformed Line Products Co.	1,496	103,478
RF Micro Devices Inc.(a)	1,816,229	11,642,028
RigNet Inc.(a)	8,227	149,567
SAVVIS Inc.(a)	253,487	9,401,833
Shenandoah Telecommunications Co.	149,227	2,695,040
ShoreTel Inc.(a)	306,670	2,523,894
Sonus Networks Inc.(a)	1,157,416	4,351,884
Tekelec(a)	63,912	518,965
TeleNav Inc.(a)	52,950	628,516
TESSCO Technologies Inc.	19,566	225,009
USA Mobility Inc.	87,283	1,264,731
ViaSat Inc.(a)(b)	81,446	3,244,809
Vonage Holdings Corp.(a)	314,748	1,435,251

		231,146,560

TEXTILES – 0.01%
Culp Inc.(a)	58,902	546,611

		546,611

TOYS, GAMES & HOBBIES – 0.03%
LeapFrog Enterprises Inc.(a)	187,448	809,776
RC2 Corp.(a)	12,192	342,595

		1,152,371

TRANSPORTATION – 1.38%
CAI International Inc.(a)	26,647	689,092
Celadon Group Inc.(a)	82,705	1,343,129
Echo Global Logistics Inc.(a)(b)	74,280	975,296
Forward Air Corp.	196,181	6,009,024
Genesee & Wyoming Inc. Class A(a)	262,278	15,264,580
Golar LNG Ltd.	15,074	385,593
Heartland Express Inc.	341,277	5,992,824
Hub Group Inc. Class A(a)	252,153	9,125,417
Knight Transportation Inc.	401,249	7,724,043
Marten Transport Ltd.	15,576	347,345
Old Dominion Freight Line Inc.(a)	254,763	8,939,634
Pacer International Inc.(a)	241,029	1,267,813
Patriot Transportation Holding Inc.(a)	2,068	55,319
Quality Distribution Inc.(a)	23,178	274,659
Roadrunner Transportation Systems Inc.(a)	42,908	643,620
Scorpio Tankers Inc.(a)	93,229	962,123
Werner Enterprises Inc.	43,421	1,149,354

		61,148,865

TRUCKING & LEASING – 0.07%
TAL International Group Inc.	25,450	923,071

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Textainer Group Holdings Ltd.	64,960	2,413,914

		3,336,985

VENTURE CAPITAL – 0.01%
Medley Capital Corp.(a)	18,427	224,441

		224,441

TOTAL COMMON STOCKS
(Cost: $4,062,815,686)		4,429,117,753

WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	0

		0

TOTAL WARRANTS
(Cost: $0)		0

SHORT-TERM INVESTMENTS – 9.44%

MONEY MARKET FUNDS – 9.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(d)(e)(f)	366,116,576	366,116,576
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	50,194,781	50,194,781
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(d)(e)	1,914,732	1,914,732

		418,226,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $418,226,089)		418,226,089

TOTAL INVESTMENTS IN SECURITIES – 109.38%
(Cost: $4,481,041,775)		4,847,343,842

Other Assets, Less Liabilities – (9.38)%		(415,796,847)

NET ASSETS – 100.00%		$4,431,546,995

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.04%
Gaiam Inc. Class A	122,525	$808,665
Marchex Inc. Class B	147,517	1,160,959

		1,969,624

AEROSPACE & DEFENSE – 1.91%
AAR Corp.(a)	295,192	8,182,722
Curtiss-Wright Corp.	346,836	12,187,817
Ducommun Inc.	79,896	1,909,514
Esterline Technologies Corp.(a)	225,555	15,951,250
GenCorp Inc.(a)	418,441	2,502,277
Kaman Corp.	90,623	3,189,930
Kratos Defense & Security Solutions Inc.(a)	175,149	2,494,122
LMI Aerospace Inc.(a)	68,254	1,379,413
Moog Inc. Class A(a)	343,061	15,749,930
Orbital Sciences Corp.(a)	257,256	4,867,284
Teledyne Technologies Inc.(a)	198,912	10,285,740
Triumph Group Inc.	126,194	11,161,859

		89,861,858

AGRICULTURE – 0.50%
Alico Inc.	18,296	489,784
Alliance One International Inc.(a)(b)	671,178	2,698,136
Andersons Inc. (The)	139,200	6,781,824
Griffin Land & Nurseries Inc.	18,535	596,456
MGP Ingredients Inc.	76,167	664,176
Tejon Ranch Co.(a)	66,089	2,428,110
Universal Corp.	182,790	7,958,677
Vector Group Ltd.(b)	117,826	2,037,211

		23,654,374

AIRLINES – 1.24%
AirTran Holdings Inc.(a)	1,022,879	7,620,448
Alaska Air Group Inc.(a)	255,324	16,192,648
Hawaiian Holdings Inc.(a)	302,097	1,815,603
JetBlue Airways Corp.(a)(b)	1,845,119	11,568,896
Pinnacle Airlines Corp.(a)	143,316	824,067
Republic Airways Holdings Inc.(a)	361,534	2,324,664
SkyWest Inc.	423,141	7,159,546
US Airways Group Inc.(a)(b)	1,219,723	10,623,787

		58,129,659

APPAREL – 0.86%
American Apparel Inc.(a)(b)	220,664	212,676
Columbia Sportswear Co.	86,160	5,119,627
Delta Apparel Inc.(a)	41,469	592,592
Iconix Brand Group Inc.(a)	545,917	11,726,297
Jones Group Inc. (The)	659,043	9,061,841
K-Swiss Inc. Class A(a)	97,070	1,093,979
Perry Ellis International Inc.(a)	81,724	2,249,045
Quiksilver Inc.(a)	976,322	4,315,343
Timberland Co. Class A(a)	87,556	3,615,187
Unifi Inc.(a)	104,487	1,776,279

Security	Shares	Value
Weyco Group Inc.	28,641	700,559

		40,463,425

AUTO MANUFACTURERS – 0.18%
Force Protection Inc.(a)	529,079	2,592,487
Wabash National Corp.(a)	516,796	5,984,498

		8,576,985

AUTO PARTS & EQUIPMENT – 0.68%
Commercial Vehicle Group Inc.(a)	185,249	3,304,842
Dana Holding Corp.(a)	79,879	1,389,096
Douglas Dynamics Inc.	83,018	1,183,837
Exide Technologies Inc.(a)	432,446	4,834,746
Fuel Systems Solutions Inc.(a)(b)	5,913	178,454
Miller Industries Inc.	76,411	1,240,915
Modine Manufacturing Co.(a)	350,029	5,649,468
Spartan Motors Inc.	250,187	1,716,283
Standard Motor Products Inc.	114,320	1,581,046
Superior Industries International Inc.	131,499	3,371,634
Titan International Inc.	267,910	7,129,085
Tower International Inc.(a)	12,073	204,396

		31,783,802

BANKS – 10.32%
1st Source Corp.	116,822	2,341,113
1st United Bancorp Inc.(a)	199,165	1,398,138
Alliance Financial Corp.(b)	36,032	1,201,667
American National Bankshares Inc.(b)	47,358	1,066,029
Ameris Bancorp(a)	180,390	1,832,762
Ames National Corp.	63,031	1,203,892
Arrow Financial Corp.	70,219	1,737,218
BancFirst Corp.	53,671	2,290,678
Banco Latinoamericano de Comercio Exterior SA Class E	208,438	3,639,328
Bancorp Inc. (The)(a)	216,019	1,993,855
Bancorp Rhode Island Inc.	28,460	878,560
Bank Mutual Corp.	347,021	1,467,899
Bank of Marin Bancorp(b)	40,658	1,517,357
Bank of the Ozarks Inc.	85,358	3,730,998
Boston Private Financial Holdings Inc.	563,126	3,981,301
Bridge Bancorp Inc.(b)	32,460	726,130
Bryn Mawr Bank Corp.	74,836	1,539,377
Camden National Corp.	58,599	2,006,430
Capital City Bank Group Inc.(b)	91,840	1,164,531
Cardinal Financial Corp.	219,761	2,562,413
Cathay General Bancorp	593,808	10,124,426
Center Financial Corp.(a)	270,943	1,988,722
CenterState Banks Inc.	197,930	1,385,510
Century Bancorp Inc. Class A	26,103	698,777
Chemical Financial Corp.	186,974	3,726,392
Citizens & Northern Corp.(b)	93,732	1,575,635
Citizens Republic Bancorp Inc.(a)	3,004,934	2,674,091
City Holding Co.	119,426	4,222,903
CNB Financial Corp.(b)	93,748	1,360,283
CoBiz Financial Inc.	249,988	1,737,417
Columbia Banking System Inc.	297,221	5,697,727
Community Bank System Inc.	250,623	6,082,620
Community Trust Bancorp Inc.	104,867	2,901,670
CVB Financial Corp.(b)	679,551	6,326,620
Eagle Bancorp Inc.(a)(b)	125,245	1,759,692
Encore Bancshares Inc.(a)(b)	61,781	750,021

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
Enterprise Financial Services Corp.(b)	114,935	1,617,135
F.N.B. Corp.	912,091	9,613,439
Financial Institutions Inc.	104,251	1,824,393
First Bancorp (North Carolina)	115,890	1,536,701
First BanCorp (Puerto Rico)(a)(b)	163,204	816,020
First Bancorp Inc. (Maine)	67,415	1,028,079
First Busey Corp.	515,804	2,620,284
First Commonwealth Financial Corp.	791,241	5,420,001
First Community Bancshares Inc.	120,381	1,707,003
First Financial Bancorp	437,622	7,303,911
First Financial Bankshares Inc.(b)	88,515	4,547,016
First Financial Corp.	84,969	2,824,370
First Interstate BancSystem Inc.	94,121	1,280,046
First Merchants Corp.	194,672	1,609,937
First Midwest Bancorp Inc.	560,200	6,604,758
First of Long Island Corp. (The)	53,478	1,484,015
First South Bancorp Inc.(b)	64,574	322,224
FirstMerit Corp.	814,928	13,902,672
German American Bancorp Inc.	95,763	1,646,166
Glacier Bancorp Inc.	543,956	8,186,538
Great Southern Bancorp Inc.(b)	77,293	1,657,935
Green Bankshares Inc.(a)(b)	91,460	255,173
Hancock Holding Co.	180,329	5,922,004
Hanmi Financial Corp.(a)	789,009	978,371
Heartland Financial USA Inc.(b)	99,721	1,695,257
Heritage Financial Corp.(a)	105,229	1,491,095
Home Bancshares Inc.	166,213	3,781,346
Hudson Valley Holding Corp.	100,235	2,205,170
IBERIABANK Corp.	202,323	12,165,682
Independent Bank Corp. (Massachusetts)	160,347	4,330,972
International Bancshares Corp.	401,329	7,360,374
Lakeland Bancorp Inc.	166,971	1,733,159
Lakeland Financial Corp.	123,363	2,797,873
MainSource Financial Group Inc.	155,806	1,559,618
MB Financial Inc.	400,526	8,395,025
Merchants Bancshares Inc.	36,989	979,469
Metro Bancorp Inc.(a)	104,540	1,291,069
MidSouth Bancorp Inc.(b)	57,768	835,325
MidWestOne Financial Group Inc.(b)	53,236	790,022
Nara Bancorp Inc.(a)	285,652	2,747,972
National Bankshares Inc.(b)	53,674	1,551,179
National Penn Bancshares Inc.	953,291	7,378,472
NBT Bancorp Inc.	260,738	5,942,219
Northfield Bancorp Inc.	137,175	1,893,015
Old National Bancorp	707,969	7,589,428
OmniAmerican Bancorp Inc.(a)	91,999	1,457,264
Oriental Financial Group Inc.	350,527	4,399,114
Orrstown Financial Services Inc.	51,898	1,453,144
Pacific Continental Corp.	142,438	1,451,443
PacWest Bancorp	232,432	5,055,396
Park National Corp.	94,464	6,312,085
Peapack-Gladstone Financial Corp.	67,730	898,100
Penns Woods Bancorp Inc.(b)	29,651	1,154,313
Peoples Bancorp Inc.	81,331	977,599
Pinnacle Financial Partners Inc.(a)	252,458	4,175,655
Porter Bancorp Inc.	28,743	226,782
PrivateBancorp Inc.	393,467	6,016,110
Prosperity Bancshares Inc.	352,524	15,077,452
Renasant Corp.	191,757	3,256,034
Republic Bancorp Inc. Class A	74,575	1,452,721
S&T Bancorp Inc.	187,353	4,041,204
S.Y. Bancorp Inc.	76,995	1,937,194
Sandy Spring Bancorp Inc.	183,831	3,393,520
SCBT Financial Corp.	105,515	3,511,539

Security	Shares	Value
Sierra Bancorp(b)	87,732	980,844
Simmons First National Corp. Class A	131,505	3,562,470
Southside Bancshares Inc.	120,834	2,585,848
Southwest Bancorp Inc.(a)	147,607	2,094,543
State Bancorp Inc.	128,684	1,337,027
Stellar One Corp.	174,907	2,483,679
Sterling Bancorp	233,305	2,335,383
Sterling Bancshares Inc.	693,661	5,972,421
Suffolk Bancorp	53,202	1,116,178
Susquehanna Bancshares Inc.	980,585	9,168,470
SVB Financial Group(a)	315,619	17,968,190
Taylor Capital Group Inc.(a)(b)	74,039	778,150
Texas Capital Bancshares Inc.(a)	276,353	7,182,414
Tompkins Financial Corp.	60,450	2,511,698
Tower Bancorp Inc.	72,848	1,623,782
TowneBank(b)	179,887	2,817,030
TriCo Bancshares(b)	108,051	1,762,312
TrustCo Bank Corp. NY	550,120	3,262,212
Trustmark Corp.	483,030	11,312,563
UMB Financial Corp.	239,951	8,963,370
Umpqua Holdings Corp.	866,085	9,908,012
Union First Market Bankshares Corp.	136,416	1,534,680
United Bankshares Inc.(b)	293,625	7,786,935
United Community Banks Inc.(a)(b)	687,271	1,628,832
Univest Corp. of Pennsylvania	127,067	2,251,627
Virginia Commerce Bancorp Inc.(a)(b)	165,023	947,232
Walker & Dunlop Inc.(a)	37,834	459,683
Washington Banking Co.	118,545	1,671,485
Washington Trust Bancorp Inc.	108,030	2,564,632
Webster Financial Corp.	535,822	11,482,665
WesBanco Inc.	174,395	3,611,720
West Bancorporation Inc.	120,448	961,175
West Coast Bancorp(a)(b)	716,047	2,484,683
Westamerica Bancorporation	123,576	6,348,099
Western Alliance Bancorporation(a)	495,813	4,075,583
Whitney Holding Corp.	452,925	6,168,839
Wilshire Bancorp Inc.(a)	147,065	720,619
Wintrust Financial Corp.	259,925	9,552,244

		484,738,112

BEVERAGES – 0.02%
Farmer Bros. Co.	49,076	594,801
Primo Water Corp.(a)(b)	32,178	394,181

		988,982

BIOTECHNOLOGY – 0.48%
Aegerion Pharmaceuticals Inc.(a)(b)	5,321	88,169
Affymetrix Inc.(a)	476,361	2,481,841
Cambrex Corp.(a)	226,073	1,243,402
Celera Corp.(a)	570,817	4,629,326
Complete Genomics Inc.(a)(b)	5,573	50,324
CryoLife Inc.(a)	200,449	1,222,739
Cytokinetics Inc.(a)	30,415	45,318
Enzo Biochem Inc.(a)	27,470	115,099
Enzon Pharmaceuticals Inc.(a)(b)	134,051	1,461,156
Exelixis Inc.(a)	443,785	5,014,771
Inovio Pharmaceuticals Inc.(a)(b)	300,840	330,924
Lexicon Pharmaceuticals Inc.(a)	992,800	1,667,904
Maxygen Inc.	217,797	1,132,544
NuPathe Inc.(a)	5,277	41,213
Nymox Pharmaceutical Corp.(a)(b)	18,722	147,717
Pacific Biosciences of California Inc.(a)(b)	14,018	196,953

60	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
RTI Biologics Inc.(a)	399,213	1,141,749
SuperGen Inc.(a)	396,083	1,227,857
Transcept Pharmaceuticals Inc.(a)	10,977	89,902

		22,328,908

BUILDING MATERIALS – 0.72%
American DG Energy Inc.(a)(b)	37,155	80,998
Apogee Enterprises Inc.	211,279	2,786,770
Broadwind Energy Inc.(a)(b)	534,362	700,014
Builders FirstSource Inc.(a)(b)	294,711	836,979
Comfort Systems USA Inc.	287,748	4,048,614
Drew Industries Inc.	91,403	2,041,029
Interline Brands Inc.(a)	226,558	4,621,783
LSI Industries Inc.	145,846	1,055,925
PGT Inc.(a)(b)	104,503	245,582
Quanex Building Products Corp.	226,910	4,454,243
Simpson Manufacturing Co. Inc.	18,965	558,709
Texas Industries Inc.	157,341	7,116,534
Universal Forest Products Inc.	145,889	5,346,832

		33,894,012

CHEMICALS – 2.54%
A. Schulman Inc.	225,508	5,574,558
Aceto Corp.	193,452	1,541,812
American Vanguard Corp.	157,229	1,364,748
Arch Chemicals Inc.	67,213	2,795,389
Ferro Corp.(a)	366,089	6,073,417
Georgia Gulf Corp.(a)	255,054	9,436,998
H.B. Fuller Co.	344,455	7,398,893
Hawkins Inc.(b)	10,920	448,594
Innophos Holdings Inc.	120,867	5,573,177
KMG Chemicals Inc.	7,197	141,493
Kraton Performance Polymers Inc.(a)	13,055	499,354
Landec Corp.(a)	170,553	1,108,594
Minerals Technologies Inc.	130,951	8,972,763
NL Industries Inc.	37,111	551,098
Olin Corp.	249,063	5,708,524
OM Group Inc.(a)	233,468	8,530,921
PolyOne Corp.	213,097	3,028,108
Quaker Chemical Corp.	22,777	914,952
Rockwood Holdings Inc.(a)	101,340	4,987,955
Sensient Technologies Corp.	374,430	13,419,571
Spartech Corp.(a)	127,655	925,499
TPC Group Inc.(a)	54,136	1,562,906
W.R. Grace & Co.(a)	462,795	17,720,421
Westlake Chemical Corp.	148,627	8,352,837
Zoltek Companies Inc.(a)(b)	208,561	2,800,974

		119,433,556

COAL – 0.68%
Cloud Peak Energy Inc.(a)	190,249	4,107,476
Hallador Energy Co.(b)	3,297	38,245
International Coal Group Inc.(a)(b)	992,382	11,213,916
James River Coal Co.(a)(b)	51,675	1,248,985
Patriot Coal Corp.(a)	590,913	15,263,283

		31,871,905

COMMERCIAL SERVICES – 3.64%
ABM Industries Inc.	286,316	7,269,563

Security	Shares	Value
Advance America Cash Advance Centers Inc.	369,343	1,957,518
Albany Molecular Research Inc.(a)	182,173	776,057
AMN Healthcare Services Inc.(a)	167,287	1,448,705
Barrett Business Services Inc.	18,797	301,880
CBIZ Inc.(a)(b)	121,958	879,317
CDI Corp.	82,210	1,215,886
Compass Diversified Holdings	247,409	3,646,809
CRA International Inc.(a)	68,742	1,981,832
Cross Country Healthcare Inc.(a)	236,875	1,854,731
Deluxe Corp.	24,716	655,963
Electro Rent Corp.	127,232	2,185,846
Euronet Worldwide Inc.(a)(b)	370,546	7,162,654
ExamWorks Group Inc.(a)	22,741	505,532
Exponent Inc.(a)	6,404	285,682
GEO Group Inc. (The)(a)	206,567	5,296,378
Global Cash Access Inc.(a)	44,893	146,800
Great Lakes Dredge & Dock Corp.	291,003	2,220,353
H&E Equipment Services Inc.(a)	209,358	4,084,575
Hackett Group Inc. (The)(a)	82,881	318,263
HealthSpring Inc.(a)	438,152	16,373,740
Heidrick & Struggles International Inc.	120,910	3,364,925
Hill International Inc.(a)	143,710	760,226
Huron Consulting Group Inc.(a)	114,102	3,159,484
ICF International Inc.(a)	86,195	1,770,445
Kelly Services Inc. Class A(a)	178,766	3,881,010
Kendle International Inc.(a)	106,123	1,136,577
Korn/Ferry International(a)	328,185	7,308,680
LECG Corp.(a)(b)	175,399	35,360
Live Nation Entertainment Inc.(a)	1,064,100	10,641,000
Mac-Gray Corp.	90,293	1,456,426
McGrath RentCorp	106,286	2,898,419
Michael Baker Corp.(a)	52,897	1,537,716
Multi-Color Corp.	81,137	1,639,779
Navigant Consulting Inc.(a)	296,476	2,961,795
On Assignment Inc.(a)	248,649	2,352,220
PDI Inc.(a)	13,855	112,364
PHH Corp.(a)	419,220	9,126,419
Rent-A-Center Inc.	497,592	17,370,937
RSC Holdings Inc.(a)(b)	372,465	5,356,047
SFN Group Inc.(a)	340,235	4,793,911
Stewart Enterprises Inc. Class A	615,907	4,705,530
Team Inc.(a)	132,906	3,490,112
TeleTech Holdings Inc.(a)	10,227	198,199
TrueBlue Inc.(a)	123,007	2,065,288
United Rentals Inc.(a)	457,069	15,211,256
Viad Corp.	134,659	3,223,737

		171,125,946

COMPUTERS – 1.66%
Agilysys Inc.(a)	129,810	745,109
CACI International Inc. Class A(a)	212,200	13,012,104
CIBER Inc.(a)	469,429	3,145,174
Computer Task Group Inc.(a)	37,303	495,757
Cray Inc.(a)	156,405	1,008,812
Electronics For Imaging Inc.(a)	342,620	5,039,940
Furmanite Corp.(a)	31,434	251,472
Hutchinson Technology Inc.(a)(b)	180,195	508,150
Imation Corp.(a)	223,444	2,489,166
Insight Enterprises Inc.(a)	267,616	4,557,500
Integral Systems Inc.(a)	122,850	1,495,085
Keyw Holding Corp. (The)(a)	19,022	233,590
Limelight Networks Inc.(a)	70,054	501,587
Mentor Graphics Corp.(a)	482,423	7,057,849

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
Mercury Computer Systems Inc.(a)	192,405	4,071,290
Quantum Corp.(a)	144,442	363,994
RadiSys Corp.(a)	50,158	434,368
RealD Inc.(a)	63,218	1,729,644
Rimage Corp.	73,472	1,186,573
Sigma Designs Inc.(a)	198,912	2,575,910
Silicon Graphics International Corp.(a)	216,092	4,624,369
SMART Modular Technologies (WWH) Inc.(a)(b)	160,197	1,244,731
SRA International Inc. Class A(a)	298,351	8,461,234
Stream Global Services Inc.(a)(b)	9,802	29,700
Sykes Enterprises Inc.(a)	276,214	5,460,751
Tier Technologies Inc. Class B(a)	47,428	260,854
Unisys Corp.(a)	191,574	5,980,940
Virtusa Corp.(a)	46,750	875,628

		77,841,281

COSMETICS & PERSONAL CARE – 0.13%
Elizabeth Arden Inc.(a)	183,742	5,514,097
Revlon Inc. Class A(a)	42,348	672,063

		6,186,160

DISTRIBUTION & WHOLESALE – 0.41%
Chindex International Inc.(a)	61,250	983,062
Core-Mark Holding Co. Inc.(a)	73,860	2,441,073
Owens & Minor Inc.	100,518	3,264,825
ScanSource Inc.(a)	203,096	7,715,617
United Stationers Inc.	67,760	4,814,348

		19,218,925

DIVERSIFIED FINANCIAL SERVICES – 1.84%
Artio Global Investors Inc. Class A	20,683	334,237
Asset Acceptance Capital Corp.(a)(b)	117,785	632,505
Asta Funding Inc.(b)	81,590	698,410
Calamos Asset Management Inc. Class A	146,926	2,437,502
California First National Bancorp(b)	14,751	225,248
Cohen & Steers Inc.(b)	26,452	785,095
CompuCredit Holdings Corp.(a)(b)	76,456	502,316
Cowen Group Inc. Class A(a)(b)	274,505	1,100,765
Diamond Hill Investment Group Inc.	1,449	115,920
Doral Financial Corp.(a)	170,511	187,562
Encore Capital Group Inc.(a)	33,426	791,862
Epoch Holding Corp.	8,075	127,424
Evercore Partners Inc. Class A	6,585	225,800
FBR Capital Markets Corp.(a)	399,881	1,431,574
Federal Agricultural Mortgage Corp. Class C NVS(b)	71,901	1,374,028
First Marblehead Corp. (The)(a)(b)	429,893	945,765
FXCM Inc.	105,678	1,376,984
GAIN Capital Holdings Inc.(a)	42,661	327,210
GAMCO Investors Inc. Class A	20,559	953,115
GFI Group Inc.	214,189	1,075,229
Gleacher & Co. Inc.(a)	304,766	530,293
Higher One Holdings Inc.(a)	24,935	360,311
Imperial Holdings Inc.(a)	65,676	666,611
INTL FCStone Inc.(a)	97,329	2,474,103
Investment Technology Group Inc.(a)	329,519	5,993,951
JMP Group Inc.	105,554	908,820
KBW Inc.	87,473	2,290,918
Knight Capital Group Inc. Class A(a)(b)	765,895	10,262,993
LaBranche & Co. Inc.(a)	280,844	1,103,717
Marlin Business Services Corp.(a)	66,059	815,168
MF Global Holdings Ltd.(a)	876,076	7,253,909

Security	Shares	Value
National Financial Partners Corp.(a)(b)	322,921	4,763,085
Nelnet Inc. Class A	182,398	3,981,748
Netspend Holdings Inc.(a)	114,999	1,209,789
NewStar Financial Inc.(a)	197,630	2,158,120
Ocwen Financial Corp.(a)	561,248	6,184,953
Oppenheimer Holdings Inc. Class A	76,770	2,572,563
Penson Worldwide Inc.(a)	157,767	1,058,617
Piper Jaffray Companies Inc.(a)	110,775	4,589,408
Rodman & Renshaw Capital Group Inc.(a)(b)	14,248	29,208
Sanders Morris Harris Group Inc.	160,601	1,286,414
SeaCube Container Leasing Ltd.	75,462	1,208,147
Stifel Financial Corp.(a)	24,386	1,750,671
Student Loan Corp. (The) Escrow(a)(c)	33,683	84,208
SWS Group Inc.	221,021	1,341,597
Teton Advisors Inc. Class B(a)(c)	653	9,795
TradeStation Group Inc.(a)	231,000	1,621,620
Virtus Investment Partners Inc.(a)	3,268	192,551
Westwood Holdings Group Inc.	3,465	139,466
World Acceptance Corp.(a)(b)	62,489	4,074,283

		86,565,588

ELECTRIC – 3.35%
ALLETE Inc.	235,153	9,163,912
Ameresco Inc. Class A(a)	32,401	458,150
Avista Corp.	415,246	9,604,640
Black Hills Corp.	296,292	9,908,004
Central Vermont Public Service Corp.	98,371	2,291,061
CH Energy Group Inc.	119,638	6,046,505
Cleco Corp.	458,900	15,735,681
Dynegy Inc.(a)(b)	775,969	4,415,264
El Paso Electric Co.(a)	330,982	10,061,853
Empire District Electric Co. (The)	303,154	6,605,726
IDACORP Inc.	363,728	13,858,037
MGE Energy Inc.	174,671	7,072,429
NorthWestern Corp.	273,654	8,291,716
Otter Tail Corp.	255,917	5,816,993
Pike Electric Corp.(a)	126,835	1,207,469
PNM Resources Inc.	655,534	9,780,567
Portland General Electric Co.	569,255	13,531,191
UIL Holdings Corp.	381,388	11,639,962
UniSource Energy Corp.	272,854	9,858,215
Unitil Corp.	82,896	1,953,030

		157,300,405

ELECTRICAL COMPONENTS & EQUIPMENT – 0.62%
Advanced Battery Technologies Inc.(a)(b)	173,874	337,316
Advanced Energy Industries Inc.(a)	102,137	1,669,940
Coleman Cable Inc.(a)	4,340	38,452
Encore Wire Corp.	139,998	3,407,551
Energy Conversion Devices Inc.(a)(b)	318,861	720,626
EnerSys Inc.(a)	260,672	10,361,712
Evergreen Solar Inc.(a)(b)	248,098	334,932
Generac Holdings Inc.(a)	93,968	1,906,611
Greatbatch Inc.(a)	175,760	4,650,610
Insteel Industries Inc.	126,509	1,788,837
Littelfuse Inc.	23,776	1,357,610
Powell Industries Inc.(a)	66,296	2,614,714

		29,188,911

ELECTRONICS – 2.24%
Analogic Corp.	27,899	1,577,688

62	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
Bel Fuse Inc. Class B	75,504	1,661,843
Benchmark Electronics Inc.(a)	434,899	8,250,034
Brady Corp. Class A	369,337	13,181,638
Checkpoint Systems Inc.(a)	180,483	4,057,258
Coherent Inc.(a)	59,474	3,456,034
CTS Corp.	184,448	1,992,038
Cubic Corp.	68,062	3,913,565
Cymer Inc.(a)	172,261	9,746,527
Daktronics Inc.	204,702	2,200,547
Electro Scientific Industries Inc.(a)	189,661	3,292,515
FEI Co.(a)	209,522	7,065,082
Fluidigm Corp.(a)	9,411	134,671
L-1 Identity Solutions Inc.(a)(b)	580,299	6,835,922
LaBarge Inc.(a)	16,037	283,855
Measurement Specialties Inc.(a)	109,869	3,742,138
Methode Electronics Inc.	119,572	1,444,430
Multi-Fineline Electronix Inc.(a)	9,266	261,487
OSI Systems Inc.(a)	32,032	1,202,161
OYO Geospace Corp.(a)	2,270	223,777
Park Electrochemical Corp.	59,767	1,927,486
Rofin-Sinar Technologies Inc.(a)	116,158	4,588,241
Rogers Corp.(a)	79,738	3,592,994
Spectrum Control Inc.(a)	59,548	1,171,905
TTM Technologies Inc.(a)	464,327	8,432,178
Viasystems Group Inc.(a)	9,399	256,499
Watts Water Technologies Inc. Class A	200,648	7,662,747
X-Rite Inc.(a)(b)	258,355	1,227,186
Zygo Corp.(a)	114,383	1,672,279

		105,054,725

ENERGY – ALTERNATE SOURCES – 0.12%
Amyris Inc.(a)(b)	22,799	650,684
Gevo Inc.(a)	17,947	353,556
Green Plains Renewable Energy Inc.(a)(b)	140,210	1,685,324
Headwaters Inc.(a)	461,238	2,721,304
Hoku Corp.(a)(b)	119,310	238,620

		5,649,488

ENGINEERING & CONSTRUCTION – 0.95%
Argan Inc.(a)(b)	49,979	427,820
Dycom Industries Inc.(a)	265,868	4,610,151
EMCOR Group Inc.(a)	501,428	15,529,225
Granite Construction Inc.	263,876	7,414,916
Insituform Technologies Inc. Class A(a)	41,662	1,114,459
Layne Christensen Co.(a)	147,615	5,092,717
MYR Group Inc.(a)	128,055	3,063,076
Sterling Construction Co. Inc.(a)	122,599	2,069,471
Tutor Perini Corp.	201,909	4,918,503
VSE Corp.	15,765	468,378

		44,708,716

ENTERTAINMENT – 0.96%
Ascent Media Corp. Class A(a)	108,166	5,283,909
Bluegreen Corp.(a)	113,061	464,681
Carmike Cinemas Inc.(a)(b)	35,706	255,298
Churchill Downs Inc.	72,185	2,995,677
Cinemark Holdings Inc.	430,509	8,330,349
Isle of Capri Casinos Inc.(a)	131,147	1,245,897
Lions Gate Entertainment Corp.(a)	150,228	938,925
Pinnacle Entertainment Inc.(a)	430,550	5,864,091
Scientific Games Corp. Class A(a)	244,658	2,138,311

Security	Shares	Value
Speedway Motorsports Inc.	93,982	1,501,832
Steinway Musical Instruments Inc.(a)	44,176	981,149
Vail Resorts Inc.(a)(b)	274,117	13,365,945
Warner Music Group Corp.(a)	234,077	1,584,701

		44,950,765

ENVIRONMENTAL CONTROL – 0.29%
Darling International Inc.(a)	205,499	3,158,520
Energy Recovery Inc.(a)(b)	36,714	116,750
EnergySolutions Inc.	669,751	3,991,716
Fuel Tech Inc.(a)	137,892	1,227,239
Met-Pro Corp.	105,452	1,254,879
Metalico Inc.(a)(b)	285,536	1,776,034
Mine Safety Appliances Co.	53,566	1,964,265
US Ecology Inc.	10,157	177,036

		13,666,439

FOOD – 1.82%
B&G Foods Inc. Class A	159,904	3,001,398
Cal-Maine Foods Inc.(b)	10,619	313,260
Chiquita Brands International Inc.(a)	338,856	5,198,051
Dole Food Co. Inc.(a)(b)	271,730	3,703,680
Fresh Del Monte Produce Inc.(b)	284,663	7,432,551
Fresh Market Inc. (The)(a)	75,796	2,860,541
Hain Celestial Group Inc.(a)	325,341	10,502,007
Imperial Sugar Co.(b)	92,005	1,227,347
Ingles Markets Inc. Class A	95,795	1,897,699
J&J Snack Foods Corp.	6,051	284,821
John B. Sanfilippo & Son Inc.(a)	60,962	713,255
M&F Worldwide Corp.(a)	76,882	1,931,276
Nash-Finch Co.	94,875	3,599,557
Pilgrim’s Pride Corp.(a)	207,277	1,598,106
Ruddick Corp.	158,184	6,104,321
Sanderson Farms Inc.	19,151	879,414
Seaboard Corp.	2,459	5,933,567
Seneca Foods Corp. Class A(a)	63,721	1,903,346
Smart Balance Inc.(a)	255,644	1,173,406
Spartan Stores Inc.	169,186	2,502,261
Tootsie Roll Industries Inc.(b)	17,568	498,228
TreeHouse Foods Inc.(a)	262,924	14,952,488
Village Super Market Inc. Class A	24,358	708,818
Weis Markets Inc.	83,123	3,363,157
Winn-Dixie Stores Inc.(a)	414,257	2,957,795

		85,240,350

FOREST PRODUCTS & PAPER – 1.23%
Boise Inc.(b)	530,438	4,858,812
Buckeye Technologies Inc.	296,827	8,082,599
Clearwater Paper Corp.(a)	22,994	1,871,712
KapStone Paper and Packaging Corp.(a)	289,109	4,964,002
Louisiana-Pacific Corp.(a)(b)	959,085	10,070,393
Neenah Paper Inc.	56,553	1,242,469
P.H. Glatfelter Co.	346,482	4,615,140
Potlatch Corp.(b)	144,793	5,820,679
Rock-Tenn Co. Class A(b)	193,792	13,439,475
Wausau Paper Corp.	318,946	2,436,747
Xerium Technologies Inc.(a)(b)	10,925	262,746

		57,664,774

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
GAS – 2.25%
Chesapeake Utilities Corp.	71,361	2,970,045
Laclede Group Inc. (The)	168,320	6,412,992
New Jersey Resources Corp.	312,292	13,412,941
Nicor Inc.	342,317	18,382,423
Northwest Natural Gas Co.	200,919	9,268,393
Piedmont Natural Gas Co.	542,488	16,464,511
South Jersey Industries Inc.	186,174	10,420,159
Southwest Gas Corp.	343,109	13,370,958
WGL Holdings Inc.	382,985	14,936,415

		105,638,837

HAND & MACHINE TOOLS – 0.01%
Franklin Electric Co. Inc.	14,613	675,121

		675,121

HEALTH CARE – PRODUCTS – 0.88%
Alphatec Holdings Inc.(a)	89,099	240,567
AngioDynamics Inc.(a)	189,605	2,866,828
BG Medicine Inc.(a)	5,212	40,184
Cantel Medical Corp.	98,448	2,535,036
CardioNet Inc.(a)	139,912	670,178
CONMED Corp.(a)	220,088	5,783,913
Cutera Inc.(a)	97,631	836,698
Cynosure Inc. Class A(a)	75,020	1,042,028
Exactech Inc.(a)	20,603	361,583
Hanger Orthopedic Group Inc.(a)	98,072	2,552,814
ICU Medical Inc.(a)	67,070	2,936,324
Invacare Corp.	207,037	6,442,991
Medical Action Industries Inc.(a)	110,883	931,417
Merit Medical Systems Inc.(a)	20,864	409,352
NxStage Medical Inc.(a)	15,745	346,075
Palomar Medical Technologies Inc.(a)	60,225	894,341
Rochester Medical Corp.(a)	12,258	140,722
Solta Medical Inc.(a)	321,851	1,062,108
Steris Corp.	23,302	804,851
SurModics Inc.(a)	56,740	709,250
Symmetry Medical Inc.(a)	269,892	2,644,942
Syneron Medical Ltd.(a)	203,419	2,652,584
TomoTherapy Inc.(a)	247,724	1,132,099
Vital Images Inc.(a)	30,843	416,689
Wright Medical Group Inc.(a)	109,483	1,862,306
Young Innovations Inc.	28,303	888,714

		41,204,594

HEALTH CARE – SERVICES – 2.47%
Allied Healthcare International Inc.(a)	323,787	822,419
American Dental Partners Inc.(a)	114,524	1,502,555
AMERIGROUP Corp.(a)	340,125	21,853,031
AmSurg Corp.(a)	233,952	5,951,739
Assisted Living Concepts Inc. Class A(a)	74,070	2,899,100
Capital Senior Living Corp.(a)	204,180	2,168,392
Centene Corp.(a)	371,042	12,236,965
Continucare Corp.(a)	57,047	305,201
Ensign Group Inc. (The)	5,935	189,504
Five Star Quality Care Inc.(a)	239,647	1,948,330
Gentiva Health Services Inc.(a)	151,830	4,255,795
HealthSouth Corp.(a)	41,169	1,028,402
Healthways Inc.(a)	257,881	3,963,631
Kindred Healthcare Inc.(a)	298,669	7,132,216

Security	Shares	Value
Magellan Health Services Inc.(a)	252,113	12,373,706
MedCath Corp.(a)	156,846	2,188,002
Molina Healthcare Inc.(a)	49,193	1,967,720
National Healthcare Corp.	68,796	3,198,326
RehabCare Group Inc.(a)	154,039	5,679,418
Select Medical Holdings Corp.(a)	377,515	3,042,771
Skilled Healthcare Group Inc. Class A(a)	150,174	2,161,004
Sun Healthcare Group Inc.(a)	187,618	2,639,785
Triple-S Management Corp. Class B(a)	152,940	3,147,505
U.S. Physical Therapy Inc.	4,471	99,882
WellCare Health Plans Inc.(a)	320,574	13,448,079

		116,203,478

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Harbinger Group Inc.(a)	71,139	370,634
Primoris Services Corp.(b)	148,493	1,505,719

		1,876,353

HOME BUILDERS – 0.50%
Beazer Homes USA Inc.(a)(b)	568,229	2,596,807
Cavco Industries Inc.(a)	39,763	1,795,697
Hovnanian Enterprises Inc. Class A(a)(b)	470,102	1,659,460
M/I Homes Inc.(a)	141,292	2,117,967
Meritage Homes Corp.(a)	242,731	5,857,099
Ryland Group Inc.	333,330	5,299,947
Skyline Corp.	52,941	1,061,467
Standard-Pacific Corp.(a)	803,902	2,998,554

		23,386,998

HOME FURNISHINGS – 0.32%
American Woodmark Corp.	64,022	1,336,779
Audiovox Corp. Class A(a)	133,858	1,070,864
Ethan Allen Interiors Inc.	121,843	2,668,362
Furniture Brands International Inc.(a)	359,609	1,636,221
Hooker Furniture Corp.	83,249	995,658
Kimball International Inc. Class B	242,486	1,697,402
La-Z-Boy Inc.(a)	346,421	3,308,321
Sealy Corp.(a)(b)	230,480	585,419
Universal Electronics Inc.(a)	64,961	1,920,247

		15,219,273

HOUSEHOLD PRODUCTS & WARES – 0.74%
ACCO Brands Corp.(a)	414,746	3,956,677
American Greetings Corp. Class A	280,506	6,619,942
Blyth Inc.	29,526	959,300
Central Garden & Pet Co. Class A(a)	399,501	3,679,404
CSS Industries Inc.	57,457	1,083,064
Ennis Inc.	154,500	2,631,135
Helen of Troy Ltd.(a)(b)	231,888	6,817,507
Kid Brands Inc.(a)	77,698	571,080
Oil-Dri Corp. of America(b)	32,938	701,579
Prestige Brands Holdings Inc.(a)	316,177	3,636,035
Spectrum Brands Holdings Inc.(a)	136,885	3,799,928
WD-40 Co.	6,584	278,767

		34,734,418

HOUSEWARES – 0.07%
Libbey Inc.(a)	147,957	2,441,291
Lifetime Brands Inc.(a)	71,602	1,074,030

		3,515,321

64	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
INSURANCE – 5.14%
Alterra Capital Holdings Ltd.	639,947	14,296,416
American Equity Investment Life Holding Co.	442,502	5,805,626
American Safety Insurance Holdings Ltd.(a)(b)	78,851	1,689,777
Amerisafe Inc.(a)	141,891	3,137,210
AmTrust Financial Services Inc.	168,455	3,212,437
Argo Group International Holdings Ltd.(b)	207,490	6,855,470
Baldwin & Lyons Inc. Class B	63,581	1,489,067
Citizens Inc.(a)(b)	278,286	2,031,488
CNA Surety Corp.(a)	133,527	3,372,892
CNO Financial Group Inc.(a)	1,541,776	11,578,738
Delphi Financial Group Inc. Class A	359,473	11,039,416
Donegal Group Inc. Class A	86,397	1,155,128
EMC Insurance Group Inc.	37,012	919,008
Employers Holdings Inc.	250,553	5,176,425
Enstar Group Ltd.(a)	49,596	4,953,648
FBL Financial Group Inc. Class A	101,147	3,107,236
First American Financial Corp.	738,618	12,187,197
Flagstone Reinsurance Holdings SA	335,594	3,023,702
Fortegra Financial Corp.(a)	36,211	411,357
FPIC Insurance Group Inc.(a)	64,819	2,456,640
Gerova Financial Group Ltd.(a)(b)(c)	10,422	54,715
Global Indemnity PLC(a)	108,398	2,382,588
Greenlight Capital Re Ltd. Class A(a)	213,979	6,036,348
Hallmark Financial Services Inc.(a)	89,747	752,080
Harleysville Group Inc.	87,479	2,898,179
Horace Mann Educators Corp.	295,955	4,972,044
Infinity Property and Casualty Corp.	94,432	5,617,760
Kansas City Life Insurance Co.	32,252	1,031,419
Life Partners Holdings Inc.(b)	8,073	64,907
Maiden Holdings Ltd.	373,788	2,799,672
Meadowbrook Insurance Group Inc.	412,074	4,264,966
MGIC Investment Corp.(a)(b)	1,515,796	13,475,426
Montpelier Re Holdings Ltd.	470,254	8,309,388
National Interstate Corp.	50,782	1,058,805
National Western Life Insurance Co. Class A	16,823	2,729,532
Navigators Group Inc. (The)(a)	92,067	4,741,450
Phoenix Companies Inc. (The)(a)	887,449	2,413,861
Platinum Underwriters Holdings Ltd.	282,965	10,778,137
PMI Group Inc. (The)(a)(b)	1,078,078	2,910,811
Presidential Life Corp.	160,017	1,524,962
Primerica Inc.	181,503	4,630,141
Primus Guaranty Ltd.(a)(b)	126,034	640,253
ProAssurance Corp.(a)	232,321	14,722,182
Radian Group Inc.(b)	1,006,024	6,851,023
RLI Corp.	138,684	7,995,133
Safety Insurance Group Inc.	95,136	4,386,721
SeaBright Insurance Holdings Inc.	167,395	1,715,799
Selective Insurance Group Inc.	402,850	6,969,305
State Auto Financial Corp.	110,167	2,007,243
Stewart Information Services Corp.	131,278	1,375,793
Tower Group Inc.	155,035	3,725,491
United Fire & Casualty Co.	172,125	3,478,646
Universal American Corp.	242,048	5,545,320
Universal Insurance Holdings Inc.(b)	132,575	718,556

		241,477,534

INTERNET – 1.13%
1-800-FLOWERS.COM Inc.(a)	192,548	635,408

Security	Shares	Value
BroadSoft Inc.(a)	13,496	643,624
DealerTrack Holdings Inc.(a)	49,766	1,142,627
Digital River Inc.(a)	262,220	9,814,895
EarthLink Inc.	814,815	6,380,002
ePlus Inc.(a)	28,355	754,527
Global Sources Ltd.(a)	9,060	105,368
InfoSpace Inc.(a)	238,599	2,066,267
Internap Network Services Corp.(a)	388,831	2,554,620
Internet Capital Group Inc.(a)	255,366	3,626,197
IntraLinks Holdings Inc.(a)	21,292	569,348
j2 Global Communications Inc.(a)	104,741	3,090,907
Keynote Systems Inc.	82,653	1,533,213
Knot Inc. (The)(a)	100,928	1,216,182
MediaMind Technologies Inc.(a)	9,755	134,717
ModusLink Global Solutions Inc.	319,327	1,743,525
Online Resources Corp.(a)	136,769	516,987
PCTEL Inc.(a)	147,009	1,127,559
Perficient Inc.(a)	52,112	625,865
RealNetworks Inc.(a)	627,553	2,334,497
S1 Corp.(a)	389,435	2,601,426
Safeguard Scientifics Inc.(a)	138,841	2,825,414
TechTarget Inc.(a)	30,815	274,562
TeleCommunication Systems Inc.(a)	206,845	852,201
United Online Inc.	516,944	3,259,332
ValueClick Inc.(a)	137,486	1,988,048
Vasco Data Security International Inc.(a)	40,207	552,042

		52,969,360

INVESTMENT COMPANIES – 2.23%
American Capital Ltd.(a)	2,567,415	25,417,408
Apollo Investment Corp.	1,465,776	17,677,259
Arlington Asset Investment Corp. Class A	51,018	1,552,988
BlackRock Kelso Capital Corp.(d)	541,091	5,481,252
Capital Southwest Corp.	21,772	1,992,791
Fifth Street Finance Corp.	503,526	6,722,072
Gladstone Capital Corp.(b)	160,591	1,816,284
Gladstone Investment Corp.	170,698	1,324,616
Golub Capital BDC Inc.	57,146	901,764
Harris & Harris Group Inc.(a)(b)	238,592	1,283,625
Hercules Technology Growth Capital Inc.	328,369	3,612,059
Kayne Anderson Energy Development Co.	77,469	1,515,294
Main Street Capital Corp.(b)	142,048	2,620,786
MCG Capital Corp.	578,630	3,761,095
Medallion Financial Corp.	114,517	1,006,604
MVC Capital Inc.	171,016	2,346,340
NGP Capital Resources Co.	164,307	1,583,919
PennantPark Investment Corp.	333,684	3,977,513
PennyMac Mortgage Investment Trust(d)	209,864	3,859,399
Prospect Capital Corp.(b)	667,158	8,145,999
Solar Capital Ltd.	44,359	1,059,293
Solar Senior Capital Ltd.(a)	45,441	846,566
THL Credit Inc.	69,489	949,915
TICC Capital Corp.	238,822	2,595,995
Triangle Capital Corp.(b)	141,394	2,553,576

		104,604,412

IRON & STEEL – 0.16%
Gibraltar Industries Inc.(a)	227,535	2,714,493
Metals USA Holdings Corp.(a)	41,844	684,986
Olympic Steel Inc.	69,560	2,282,264
Shiloh Industries Inc.	20,985	245,105
Universal Stainless & Alloy Products Inc.(a)	51,465	1,735,914

		7,662,762

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
LEISURE TIME – 0.16%
Arctic Cat Inc.(a)	92,218	1,433,990
Callaway Golf Co.	485,705	3,312,508
Johnson Outdoors Inc. Class A(a)	34,190	519,346
Life Time Fitness Inc.(a)	35,908	1,339,727
Multimedia Games Inc.(a)	187,805	1,076,123

		7,681,694

LODGING – 0.57%
Boyd Gaming Corp.(a)(b)	407,650	3,819,680
Gaylord Entertainment Co.(a)(b)	262,182	9,092,472
Marcus Corp.	155,774	1,697,936
Monarch Casino & Resort Inc.(a)	49,445	514,228
Morgans Hotel Group Co.(a)(b)	107,962	1,058,028
Orient-Express Hotels Ltd. Class A(a)	774,279	9,577,831
Red Lion Hotels Corp.(a)	93,779	768,988

		26,529,163

MACHINERY – 0.97%
Alamo Group Inc.	45,824	1,257,869
Albany International Corp. Class A	167,898	4,180,660
Astec Industries Inc.(a)	150,141	5,598,758
Briggs & Stratton Corp.	142,791	3,234,216
Cascade Corp.	68,529	3,055,023
Cognex Corp.	63,140	1,783,705
Columbus McKinnon Corp.(a)	146,594	2,706,125
Flow International Corp.(a)	53,656	235,550
Gerber Scientific Inc.(a)	194,627	1,821,709
Intermec Inc.(a)	151,091	1,630,272
Intevac Inc.(a)	104,273	1,296,113
Kadant Inc.(a)	69,667	1,824,579
NACCO Industries Inc. Class A	3,445	381,258
Robbins & Myers Inc.	291,587	13,410,086
Tecumseh Products Co. Class A(a)	141,188	1,414,704
Twin Disc Inc.	55,418	1,785,568

		45,616,195

MACHINERY - DIVERSIFIED – 0.25%
Chart Industries Inc.(a)	216,905	11,938,451

		11,938,451

MANUFACTURING – 1.20%
A.O. Smith Corp.	19,414	860,817
American Railcar Industries Inc.(a)	71,420	1,782,643
Ameron International Corp.	69,448	4,846,776
AZZ Inc.	5,996	273,418
Barnes Group Inc.	46,994	981,235
Brink’s Co. (The)	57,019	1,887,899
Ceradyne Inc.(a)	192,380	8,672,490
CLARCOR Inc.	24,387	1,095,708
EnPro Industries Inc.(a)	90,254	3,278,025
ESCO Technologies Inc.	200,051	7,631,946
Fabrinet(a)	22,506	453,721
Federal Signal Corp.	469,303	3,055,162
FreightCar America Inc.(a)	89,945	2,924,112

Security	Shares	Value
GP Strategies Corp.(a)	80,815	1,099,084
Griffon Corp.(a)	338,895	4,449,691
Hexcel Corp.(a)	129,622	2,552,257
Lydall Inc.(a)	131,857	1,172,209
Myers Industries Inc.	270,626	2,687,316
Smith & Wesson Holding Corp.(a)	28,098	99,748
Standex International Corp.	76,556	2,900,707
Tredegar Corp.	171,588	3,702,869

		56,407,833

MEDIA – 0.63%
A.H. Belo Corp. Class A(a)	139,057	1,162,517
Beasley Broadcast Group Inc. Class A(a)	9,501	69,737
Cambium Learning Group Inc.(a)	19,524	66,382
CKX Inc.(a)	349,990	1,476,958
Courier Corp.	78,940	1,102,002
Crown Media Holdings Inc. Class A(a)(b)	152,055	352,768
Cumulus Media Inc. Class A(a)(b)	137,596	597,167
Demand Media Inc.(a)	13,936	328,193
Dex One Corp.(a)	357,720	1,731,365
Dolan Co. (The)(a)	130,959	1,589,842
E.W. Scripps Co. (The) Class A(a)	237,388	2,350,141
Entercom Communications Corp.(a)	31,159	343,372
Fisher Communications Inc.(a)	50,290	1,563,013
Gray Television Inc.(a)(b)	374,578	775,377
Journal Communications Inc. Class A(a)	276,845	1,661,070
Lin TV Corp. Class A(a)	204,228	1,211,072
LodgeNet Interactive Corp.(a)(b)	135,598	493,577
Media General Inc. Class A(a)(b)	134,966	928,566
Nexstar Broadcasting Group Inc.(a)	67,751	587,401
Outdoor Channel Holdings Inc.(a)	91,307	681,150
PRIMEDIA Inc.	90,889	442,629
Radio One Inc. Class D(a)(b)	245,904	479,513
Scholastic Corp.	194,342	5,255,008
Sinclair Broadcast Group Inc. Class A	317,221	3,977,951
World Wrestling Entertainment Inc.(b)	23,785	298,977

		29,525,748

METAL FABRICATE & HARDWARE – 0.87%
A.M. Castle & Co.(a)	127,598	2,409,050
Ampco-Pittsburgh Corp.	58,771	1,620,904
CIRCOR International Inc.	121,777	5,725,955
Dynamic Materials Corp.	57,716	1,613,162
Haynes International Inc.	80,149	4,444,262
L.B. Foster Co. Class A	76,961	3,317,789
Ladish Co. Inc.(a)	118,798	6,492,311
Lawson Products Inc.	31,177	718,318
Mueller Industries Inc.	246,575	9,029,577
Mueller Water Products Inc. Class A	79,178	354,717
Northwest Pipe Co.(a)	70,327	1,612,598
Worthington Industries Inc.	170,575	3,568,429

		40,907,072

MINING – 2.10%
Century Aluminum Co.(a)	482,185	9,007,216
Coeur d’Alene Mines Corp.(a)	622,452	21,648,881
Hecla Mining Co.(a)(b)	2,102,077	19,086,859
Horsehead Holding Corp.(a)	311,179	5,305,602
Kaiser Aluminum Corp.	114,818	5,654,786
Materion Corp.(a)	141,344	5,766,835
Molycorp Inc.(a)(b)	108,178	6,492,844

66	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
RTI International Metals Inc.(a)	197,388	6,148,636
Thompson Creek Metals Co. Inc.(a)	1,110,872	13,930,335
U.S. Energy Corp.(a)	206,324	1,291,588
USEC Inc.(a)(b)	922,718	4,059,959

		98,393,541

OFFICE FURNISHINGS – 0.13%
CompX International Inc.	2,267	35,728
Steelcase Inc. Class A	512,289	5,829,849

		5,865,577

OIL & GAS – 3.88%
Abraxas Petroleum Corp.(a)(b)	393,454	2,301,706
Alon USA Energy Inc.(b)	56,308	771,420
Approach Resources Inc.(a)	131,631	4,422,802
ATP Oil & Gas Corp.(a)(b)	336,503	6,094,069
Berry Petroleum Co. Class A	386,613	19,504,626
Bill Barrett Corp.(a)	347,339	13,862,299
BPZ Resources Inc.(a)(b)	559,293	2,969,846
Cheniere Energy Inc.(a)(b)	277,364	2,582,259
Clayton Williams Energy Inc.(a)	4,592	485,374
Contango Oil & Gas Co.(a)	31,054	1,963,855
Crosstex Energy Inc.	303,136	3,016,203
CVR Energy Inc.(a)	229,279	5,310,102
Delek US Holdings Inc.	104,800	1,421,088
Delta Petroleum Corp.(a)(b)	1,394,794	1,269,263
Energy Partners Ltd.(a)	218,945	3,941,010
Gastar Exploration Ltd.(a)	415,640	2,020,010
GeoResources Inc.(a)	123,538	3,863,033
GMX Resources Inc.(a)(b)	426,448	2,631,184
Goodrich Petroleum Corp.(a)(b)	184,890	4,108,256
Harvest Natural Resources Inc.(a)	251,520	3,833,165
Kodiak Oil & Gas Corp.(a)	68,870	461,429
Miller Petroleum Inc.(a)(b)	164,445	822,225
Oasis Petroleum Inc.(a)	184,314	5,828,009
Parker Drilling Co.(a)	877,648	6,064,548
Penn Virginia Corp.(b)	343,898	5,832,510
PetroCorp Inc. Escrow(a)(c)	19,086	2
Petroleum Development Corp.(a)	177,094	8,502,283
PetroQuest Energy Inc.(a)	320,205	2,997,119
Pioneer Drilling Co.(a)	409,404	5,649,775
RAM Energy Resources Inc.(a)	38,092	79,231
Resolute Energy Corp.(a)(b)	262,093	4,754,367
Rex Energy Corp.(a)(b)	202,129	2,354,803
Rosetta Resources Inc.(a)	154,303	7,335,565
Stone Energy Corp.(a)	303,054	10,112,912
Swift Energy Co.(a)	317,031	13,530,883
VAALCO Energy Inc.(a)	335,136	2,600,655
Vantage Drilling Co.(a)	1,163,294	2,093,929
Venoco Inc.(a)	128,558	2,197,056
W&T Offshore Inc.	248,382	5,660,626
Warren Resources Inc.(a)	454,725	2,314,550
Western Refining Inc.(a)(b)	387,997	6,576,549

		182,140,596

OIL & GAS SERVICES – 2.56%
Basic Energy Services Inc.(a)	175,549	4,478,255
Cal Dive International Inc.(a)	712,825	4,975,519
Complete Production Services Inc.(a)	587,843	18,699,286
Dawson Geophysical Co.(a)	59,606	2,615,511
Global Geophysical Services Inc.(a)	55,383	800,838

Security	Shares	Value
Global Industries Ltd.(a)	766,608	7,505,092
Gulf Island Fabrication Inc.	108,265	3,482,885
Helix Energy Solutions Group Inc.(a)	790,715	13,600,298
Hercules Offshore Inc.(a)	868,299	5,739,456
Hornbeck Offshore Services Inc.(a)	175,888	5,426,145
Key Energy Services Inc.(a)	893,519	13,894,220
Matrix Service Co.(a)	169,633	2,357,899
Natural Gas Services Group Inc.(a)	92,249	1,638,342
Newpark Resources Inc.(a)	626,961	4,927,914
Targa Resources Corp.	69,385	2,514,512
Tesco Corp.(a)	228,434	5,014,126
Tetra Technologies Inc.(a)	510,067	7,855,032
Union Drilling Inc.(a)	114,107	1,169,597
Willbros Group Inc.(a)	362,078	3,953,892
World Fuel Services Corp.	234,391	9,518,619

		120,167,438

PACKAGING & CONTAINERS – 0.31%
AEP Industries Inc.(a)	17,574	522,299
Astronics Corp.(a)	4,942	124,390
Graham Packaging Co. Inc.(a)	120,619	2,102,389
Graphic Packaging Holding Co.(a)	849,446	4,603,997
Silgan Holdings Inc.	188,554	7,191,450

		14,544,525

PHARMACEUTICALS – 1.11%
Alkermes Inc.(a)	518,226	6,711,027
Anacor Pharmaceuticals Inc.(a)(b)	11,031	76,335
BioScrip Inc.(a)	81,535	384,030
Caraco Pharmaceutical Laboratories Ltd.(a)	62,066	322,743
Cornerstone Therapeutics Inc.(a)(b)	61,844	409,407
Emergent BioSolutions Inc.(a)	12,121	292,843
Endocyte Inc.(a)	20,764	177,947
Furiex Pharmaceuticals Inc.(a)	8,623	145,556
Hi-Tech Pharmacal Co. Inc.(a)	7,081	142,541
Impax Laboratories Inc.(a)	51,321	1,306,119
Infinity Pharmaceuticals Inc.(a)(b)	32,975	193,893
Jazz Pharmaceuticals Inc.(a)	5,814	185,176
Lannett Co. Inc.(a)	57,547	321,112
Medicines Co. (The)(a)	182,127	2,966,849
Medicis Pharmaceutical Corp. Class A	455,869	14,606,043
Nutraceutical International Corp.(a)	71,969	1,078,096
Par Pharmaceutical Companies Inc.(a)	265,209	8,242,696
PharMerica Corp.(a)	143,840	1,645,530
Progenics Pharmaceuticals Inc.(a)	61,639	380,929
Schiff Nutrition International Inc.	65,002	592,168
Sucampo Pharmaceuticals Inc.(a)(b)	82,810	347,802
ViroPharma Inc.(a)	588,517	11,711,488
Zogenix Inc.(a)	10,115	50,575

		52,290,905

REAL ESTATE – 0.81%
Avatar Holdings Inc.(a)	67,159	1,329,077
Consolidated-Tomoka Land Co.	41,870	1,356,588
Forestar Group Inc.(a)	275,550	5,240,961
Government Properties Income Trust	208,166	5,591,339
HFF Inc. Class A(a)	49,349	742,209
Hilltop Holdings Inc.(a)	298,893	3,000,886
Kennedy-Wilson Holdings Inc.(a)	10,462	113,617
Resource Capital Corp.(b)	411,098	2,709,136
Retail Opportunity Investments Corp.	315,871	3,455,629

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
Starwood Property Trust Inc.	541,684	12,079,553
Terreno Realty Corp.(a)	67,810	1,168,366
Thomas Properties Group Inc.(a)	272,200	911,870
United Capital Corp.(a)	13,542	383,238

		38,082,469

REAL ESTATE INVESTMENT TRUSTS – 13.29%
Acadia Realty Trust	241,990	4,578,451
Agree Realty Corp.(b)	66,418	1,491,084
Alexander’s Inc.	5,521	2,246,771
American Assets Trust Inc.	219,877	4,676,784
American Campus Communities Inc.(b)	493,567	16,287,711
American Capital Agency Corp.(b)	941,922	27,447,607
Anworth Mortgage Asset Corp.	896,848	6,358,652
Apollo Commercial Real Estate Finance Inc.	131,671	2,152,821
Ashford Hospitality Trust Inc.	341,980	3,768,620
Associated Estates Realty Corp.	139,386	2,213,450
BioMed Realty Trust Inc.	989,273	18,815,972
Campus Crest Communities Inc.	208,202	2,463,030
CapLease Inc.	429,312	2,352,630
Capstead Mortgage Corp.	529,760	6,770,333
CBL & Associates Properties Inc.(b)	1,043,961	18,185,801
Cedar Shopping Centers Inc.	410,122	2,473,036
Chatham Lodging Trust	94,661	1,538,241
Chesapeake Lodging Trust	190,888	3,323,360
Cogdell Spencer Inc.	328,109	1,948,967
Colonial Properties Trust(b)	587,239	11,304,351
Colony Financial Inc.	132,575	2,496,387
CoreSite Realty Corp.	133,387	2,112,850
Cousins Properties Inc.	686,315	5,730,730
CreXus Investment Corp.(b)	104,762	1,196,382
Cypress Sharpridge Investments Inc.	524,759	6,653,944
DCT Industrial Trust Inc.	1,855,648	10,298,846
DiamondRock Hospitality Co.(b)	1,252,075	13,985,678
DuPont Fabros Technology Inc.(b)	194,964	4,727,877
Dynex Capital Inc.	269,621	2,712,387
EastGroup Properties Inc.	112,941	4,966,016
Education Realty Trust Inc.(b)	544,327	4,370,946
Entertainment Properties Trust	351,510	16,457,698
Equity Lifestyle Properties Inc.	67,300	3,879,845
Equity One Inc.	262,320	4,923,746
Excel Trust Inc.	113,902	1,342,905
Extra Space Storage Inc.	659,454	13,657,292
FelCor Lodging Trust Inc.(a)(b)	381,327	2,337,535
First Industrial Realty Trust Inc.(a)	589,395	7,007,907
First Potomac Realty Trust	377,798	5,950,319
Franklin Street Properties Corp.	523,195	7,361,354
Getty Realty Corp.	98,071	2,243,864
Gladstone Commercial Corp.	72,286	1,318,497
Glimcher Realty Trust	755,554	6,988,875
Hatteras Financial Corp.	548,511	15,424,129
Healthcare Realty Trust Inc.(b)	508,255	11,537,389
Hersha Hospitality Trust(b)	1,018,559	6,050,240
Highwoods Properties Inc.(b)	540,416	18,919,964
Home Properties Inc.	190,554	11,233,158
Hudson Pacific Properties Inc.	101,982	1,499,135
Inland Real Estate Corp.	562,679	5,367,958
Invesco Mortgage Capital Inc.	541,907	11,840,668
Investors Real Estate Trust	566,676	5,383,422
iStar Financial Inc.(a)(b)	706,468	6,485,376
Kilroy Realty Corp.	410,730	15,948,646
Kite Realty Group Trust	414,739	2,202,264
LaSalle Hotel Properties(b)	572,574	15,459,498

Security	Shares	Value
Lexington Realty Trust(b)	799,347	7,473,894
LTC Properties Inc.	188,706	5,347,928
Medical Properties Trust Inc.	841,164	9,732,267
MFA Financial Inc.	2,617,477	21,463,311
Mid-America Apartment Communities Inc.	103,662	6,655,100
Mission West Properties Inc.	137,555	903,736
Monmouth Real Estate Investment Corp. Class A	212,730	1,746,513
MPG Office Trust Inc.(a)(b)	357,625	1,326,789
National Health Investors Inc.(b)	105,554	5,058,148
National Retail Properties Inc.	629,979	16,461,351
Newcastle Investment Corp.(a)	582,190	3,516,428
NorthStar Realty Finance Corp.(b)	568,772	3,042,930
Omega Healthcare Investors Inc.(b)	600,309	13,410,903
One Liberty Properties Inc.	80,737	1,217,514
Parkway Properties Inc.	162,340	2,759,780
Pebblebrook Hotel Trust	280,078	6,203,728
Pennsylvania Real Estate Investment Trust	418,426	5,970,939
Post Properties Inc.(b)	367,557	14,426,612
PS Business Parks Inc.(b)	112,773	6,534,068
RAIT Financial Trust(b)	844,444	2,077,332
Ramco-Gershenson Properties Trust(b)	286,971	3,595,747
Redwood Trust Inc.(b)	589,179	9,161,733
Sabra Healthcare REIT Inc.	188,439	3,318,411
Saul Centers Inc.	16,421	731,556
Sovran Self Storage Inc.	208,619	8,250,881
Strategic Hotels & Resorts Inc.(a)	799,705	5,158,097
Summit Hotel Properties Inc.(a)	177,956	1,768,883
Sun Communities Inc.(b)	143,675	5,122,014
Sunstone Hotel Investors Inc.(a)(b)	892,594	9,095,533
Tanger Factory Outlet Centers Inc.	260,845	6,844,573
Two Harbors Investment Corp.	523,322	5,479,181
U-Store-It Trust	751,581	7,906,632
UMH Properties Inc.	83,397	828,966
Universal Health Realty Income Trust	41,490	1,681,590
Urstadt Biddle Properties Inc. Class A(b)	148,007	2,815,093
Walter Investment Management Corp.	193,544	3,121,865
Washington Real Estate Investment Trust	363,568	11,303,329
Winthrop Realty Trust(b)	170,891	2,093,415

		624,078,169

RETAIL – 4.20%
99 Cents Only Stores(a)	51,056	1,000,698
AFC Enterprises Inc.(a)	36,550	553,002
America’s Car-Mart Inc.(a)	35,604	917,871
Ascena Retail Group Inc.(a)	27,677	897,012
Barnes & Noble Inc.(b)	290,229	2,667,205
Bebe Stores Inc.	200,116	1,170,679
Big 5 Sporting Goods Corp.	10,535	125,577
Biglari Holdings Inc.(a)	9,766	4,136,389
Bob Evans Farms Inc.	230,554	7,516,060
Body Central Corp.(a)	17,419	404,643
Bon-Ton Stores Inc. (The)(a)(b)	58,700	909,850
Books-A-Million Inc.(b)	55,511	229,260
Bravo Brio Restaurant Group Inc.(a)	20,664	365,546
Brown Shoe Co. Inc.	104,088	1,271,955
Buckle Inc. (The)	10,366	418,786
Build-A-Bear Workshop Inc.(a)	122,561	741,494
Cabela’s Inc.(a)(b)	304,132	7,606,341
Casey’s General Stores Inc.	176,667	6,890,013
Cash America International Inc.	150,223	6,917,769
Casual Male Retail Group Inc.(a)	37,686	185,038
Charming Shoppes Inc.(a)	875,857	3,731,151
Children’s Place Retail Stores Inc. (The)(a)	19,545	973,927

68	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
Christopher & Banks Corp.	122,052	790,897
Collective Brands Inc.(a)	146,970	3,171,613
Conn’s Inc.(a)(b)	98,706	442,203
Cracker Barrel Old Country Store Inc.	12,679	623,046
Dillard’s Inc. Class A(b)	304,952	12,234,674
Domino’s Pizza Inc.(a)	175,791	3,239,828
EZCORP Inc.(a)	25,897	812,907
Finish Line Inc. (The) Class A	269,427	5,348,126
Fred’s Inc. Class A	297,190	3,958,571
Genesco Inc.(a)	163,569	6,575,474
Gordmans Stores Inc.(a)	19,691	349,121
Group 1 Automotive Inc.	144,800	6,197,440
Haverty Furniture Companies Inc.	120,991	1,604,341
Hot Topic Inc.	195,343	1,113,455
Jack in the Box Inc.(a)	28,590	648,421
Kenneth Cole Productions Inc. Class A(a)	40,450	524,637
Lithia Motors Inc. Class A	148,585	2,166,369
MarineMax Inc.(a)	167,634	1,652,871
McCormick & Schmick’s Seafood Restaurants Inc.(a)	68,857	497,148
Men’s Wearhouse Inc. (The)	398,023	10,770,502
Movado Group Inc.(a)	118,630	1,741,488
New York & Co. Inc.(a)	181,606	1,273,058
O’Charley’s Inc.(a)	137,992	823,812
OfficeMax Inc.(a)	409,464	5,298,464
Pacific Sunwear of California Inc.(a)(b)	507,032	1,830,386
Pantry Inc. (The)(a)	157,474	2,335,339
Papa John’s International Inc.(a)	32,713	1,036,021
PC Connection Inc.(a)	74,770	662,462
Penske Automotive Group Inc.(a)	208,208	4,168,324
Pep Boys - Manny, Moe & Jack (The)	395,269	5,023,869
Red Robin Gourmet Burgers Inc.(a)	117,752	3,167,529
Regis Corp.	434,451	7,707,161
REX American Resources Corp.(a)	56,085	895,117
Rite Aid Corp.(a)(b)	3,898,397	4,132,301
Ruby Tuesday Inc.(a)	487,926	6,396,710
Rush Enterprises Inc. Class A(a)(b)	241,230	4,776,354
Saks Inc.(a)(b)	1,023,600	11,576,916
Sally Beauty Holdings Inc.(a)	66,827	936,246
School Specialty Inc.(a)	92,096	1,316,973
Select Comfort Corp.(a)	62,999	759,768
Shoe Carnival Inc.(a)	57,240	1,605,582
Sonic Automotive Inc.	253,685	3,554,127
Stage Stores Inc.	276,521	5,314,734
Stein Mart Inc.	123,468	1,248,261
Susser Holdings Corp.(a)	48,711	637,627
Systemax Inc.(a)	14,092	190,524
Talbots Inc. (The)(a)(b)	69,222	418,101
Titan Machinery Inc.(a)	67,719	1,709,905
Tuesday Morning Corp.(a)	222,953	1,092,470
Vera Bradley Inc.(a)(b)	29,145	1,230,210
West Marine Inc.(a)	112,337	1,171,675
Wet Seal Inc. Class A(a)	211,817	906,577

		197,290,001

SAVINGS & LOANS – 2.02%
Abington Bancorp Inc.	159,416	1,949,658
Astoria Financial Corp.	653,062	9,384,501
BankFinancial Corp.	145,421	1,336,419
Beneficial Mutual Bancorp Inc.(a)	265,250	2,286,455
Berkshire Hills Bancorp Inc.	107,396	2,239,207
BofI Holding Inc.(a)(b)	54,255	842,038
Brookline Bancorp Inc.	286,619	3,018,098
Clifton Savings Bancorp Inc.(b)	76,873	912,482

Security	Shares	Value
Danvers Bancorp Inc.	141,799	3,037,335
Dime Community Bancshares Inc.	201,462	2,973,579
ESB Financial Corp.(b)	68,915	1,017,875
ESSA Bancorp Inc.	101,064	1,334,045
First Financial Holdings Inc.	127,978	1,447,431
Flagstar Bancorp Inc.(a)	517,828	776,742
Flushing Financial Corp.	235,687	3,511,736
Fox Chase Bancorp Inc.	41,915	583,457
Heritage Financial Group Inc.	11,582	147,439
Home Bancorp Inc.(a)(b)	55,583	851,532
Home Federal Bancorp Inc.	129,244	1,522,494
Investors Bancorp Inc.(a)	313,655	4,670,323
Kaiser Federal Financial Group Inc.	21,529	264,807
Kearny Financial Corp.	117,035	1,173,861
Meridian Interstate Bancorp Inc.(a)	70,546	991,171
NASB Financial Inc.(a)(b)	27,499	444,934
NewAlliance Bancshares Inc.	801,372	11,892,360
Northwest Bancshares Inc.	837,263	10,499,278
OceanFirst Financial Corp.	112,287	1,566,404
Oritani Financial Corp.	291,344	3,694,242
Provident Financial Services Inc.	453,337	6,709,388
Provident New York Bancorp	297,573	3,070,953
Rockville Financial Inc.	95,138	992,289
Roma Financial Corp.	62,349	690,203
Territorial Bancorp Inc.	93,422	1,860,966
United Financial Bancorp Inc.	127,597	2,106,626
ViewPoint Financial Group	69,763	906,919
Waterstone Financial Inc.(a)(b)	56,917	174,735
Westfield Financial Inc.	226,000	2,047,560
WSFS Financial Corp.	44,742	2,107,348

		95,036,890

SEMICONDUCTORS – 1.82%
Advanced Analogic Technologies Inc.(a)	264,120	998,374
Alpha & Omega Semiconductor Ltd.(a)	35,260	447,449
ANADIGICS Inc.(a)	133,046	596,046
ATMI Inc.(a)	223,351	4,216,867
Axcelis Technologies Inc.(a)	726,702	1,925,760
AXT Inc.(a)	140,223	1,005,399
Brooks Automation Inc.(a)	205,049	2,815,323
Cabot Microelectronics Corp.(a)	138,564	7,239,969
CEVA Inc.(a)	10,744	287,187
Cohu Inc.	142,847	2,194,130
DSP Group Inc.(a)	175,711	1,352,975
Emulex Corp.(a)	657,118	7,011,449
Entegris Inc.(a)	678,142	5,947,305
Exar Corp.(a)	244,625	1,472,642
FormFactor Inc.(a)	378,293	3,896,418
GSI Technology Inc.(a)	43,285	393,461
Ikanos Communications Inc.(a)	206,070	234,920
Inphi Corp.(a)	15,547	326,642
Integrated Device Technology Inc.(a)	445,947	3,286,629
Integrated Silicon Solution Inc.(a)	21,535	199,629
IXYS Corp.(a)	68,081	914,328
Kopin Corp.(a)	315,277	1,447,121
Microsemi Corp.(a)	389,303	8,062,465
MKS Instruments Inc.	220,939	7,357,269
OmniVision Technologies Inc.(a)	99,352	3,529,977
Pericom Semiconductor Corp.(a)	170,342	1,766,447
Photronics Inc.(a)	403,447	3,618,920
Richardson Electronics Ltd.	79,994	1,054,321
Rudolph Technologies Inc.(a)	14,789	161,792
Silicon Image Inc.(a)	136,902	1,228,011

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
Standard Microsystems Corp.(a)	116,767	2,879,474
Tessera Technologies Inc.(a)	159,657	2,915,337
Ultratech Inc.(a)	35,568	1,045,699
Zoran Corp.(a)	348,665	3,622,629

		85,452,364

SOFTWARE – 1.24%
Accelrys Inc.(a)	196,310	1,570,480
American Reprographics Co.(a)	240,567	2,489,868
Avid Technology Inc.(a)(b)	219,882	4,903,369
CDC Corp. Class A(a)(b)	226,136	576,647
CSG Systems International Inc.(a)	136,527	2,722,348
Deltek Inc.(a)	10,281	78,136
Digi International Inc.(a)	158,839	1,677,340
DynaVox Inc.(a)	63,917	352,822
Envestnet Inc.(a)	13,924	187,139
Epicor Software Corp.(a)	143,781	1,591,656
EPIQ Systems Inc.	229,865	3,300,861
ePocrates Inc.(a)	10,114	200,257
Fair Isaac Corp.	315,472	9,972,070
FalconStor Software Inc.(a)	127,865	581,786
Global Defense Technology & Systems Inc.(a)	23,372	566,070
JDA Software Group Inc.(a)	270,473	8,184,513
ManTech International Corp. Class A(a)	14,651	621,202
MoneyGram International Inc.(a)	68,568	235,188
QLIK Technologies Inc.(a)	24,182	628,732
Quest Software Inc.(a)	42,297	1,073,921
RealPage Inc.(a)	27,448	761,133
Schawk Inc.	11,965	232,600
SeaChange International Inc.(a)	110,442	1,049,199
Smith Micro Software Inc.(a)	27,288	255,416
SYNNEX Corp.(a)	169,565	5,549,862
Take-Two Interactive Software Inc.(a)	483,762	7,435,422
THQ Inc.(a)	137,967	629,129
Trident Microsystems Inc.(a)	500,001	575,001

		58,002,167

STORAGE & WAREHOUSING – 0.14%
Mobile Mini Inc.(a)	275,202	6,610,352

		6,610,352

TELECOMMUNICATIONS – 2.35%
Anaren Inc.(a)	99,839	2,006,764
Anixter International Inc.	106,230	7,424,415
ARRIS Group Inc.(a)	774,975	9,873,181
Atlantic Tele-Network Inc.	4,146	154,190
Aviat Networks Inc.(a)	456,463	2,359,914
BigBand Networks Inc.(a)	206,172	525,739
Black Box Corp.	132,804	4,668,061
Calix Inc.(a)	7,714	156,671
Cincinnati Bell Inc.(a)	1,084,188	2,905,624
Comtech Telecommunications Corp.	127,905	3,476,458
Consolidated Communications Holdings Inc.	43,901	822,266
EMS Technologies Inc.(a)	110,842	2,178,600
Extreme Networks Inc.(a)	497,488	1,741,208
FiberTower Corp.(a)(b)	382,026	767,872
General Communication Inc. Class A(a)	310,209	3,393,686
Global Crossing Ltd.(a)	89,300	1,243,056
Globalstar Inc.(a)(b)	538,341	683,693
Globecomm Systems Inc.(a)	156,480	1,929,398
Harmonic Inc.(a)	671,588	6,299,495

Security	Shares	Value
Hughes Communications Inc.(a)	25,194	1,503,326
ICO Global Communications (Holdings) Ltd.(a)(b)	285,069	761,134
IDT Corp. Class B(b)	106,495	2,870,040
Infinera Corp.(a)	50,050	419,919
Iridium Communications Inc.(a)(b)	260,722	2,077,954
Knology Inc.(a)	20,162	260,291
MasTec Inc.(a)	400,915	8,339,032
Motricity Inc.(a)	9,541	143,401
NeoPhotonics Corp.(a)	23,574	266,622
Newport Corp.(a)	192,707	3,435,966
Novatel Wireless Inc.(a)	214,464	1,170,973
Oplink Communications Inc.(a)	88,689	1,728,549
Opnext Inc.(a)	333,248	809,793
PAETEC Holding Corp.(a)	301,650	1,007,511
Powerwave Technologies Inc.(a)	1,277,623	5,762,080
Preformed Line Products Co.	15,082	1,043,222
Premiere Global Services Inc.(a)	395,271	3,011,965
RigNet Inc.(a)	28,476	517,694
Shenandoah Telecommunications Co.	10,447	188,673
Sonus Networks Inc.(a)	284,513	1,069,769
Sycamore Networks Inc.	147,072	3,592,969
Symmetricom Inc.(a)	335,740	2,058,086
Tekelec(a)	450,928	3,661,535
TESSCO Technologies Inc.	16,591	190,797
USA Mobility Inc.	71,287	1,032,949
UTStarcom Inc.(a)	891,236	2,094,405
ViaSat Inc.(a)	159,648	6,360,376
Vonage Holdings Corp.(a)	495,004	2,257,218

		110,246,540

TEXTILES – 0.22%
G&K Services Inc. Class A	140,510	4,671,957
UniFirst Corp.	106,674	5,654,789

		10,326,746

TOYS, GAMES & HOBBIES – 0.18%
JAKKS Pacific Inc.(a)	210,982	4,082,502
LeapFrog Enterprises Inc.(a)	43,610	188,395
RC2 Corp.(a)	149,138	4,190,778

		8,461,675

TRANSPORTATION – 2.46%
Air Transport Services Group Inc.(a)	407,843	3,446,273
Arkansas Best Corp.	191,489	4,963,395
Atlas Air Worldwide Holdings Inc.(a)	195,303	13,616,525
Baltic Trading Ltd.	123,950	1,130,424
Bristow Group Inc.(a)	271,793	12,855,809
CAI International Inc.(a)	51,591	1,334,143
Celadon Group Inc.(a)	60,468	982,000
DHT Maritime Inc.	486,330	2,339,247
Eagle Bulk Shipping Inc.(a)(b)	476,014	1,770,772
Excel Maritime Carriers Ltd.(a)(b)	303,465	1,301,865
Genco Shipping & Trading Ltd.(a)(b)	212,640	2,290,133
General Maritime Corp.(b)	600,670	1,231,373
Golar LNG Ltd.	262,943	6,726,082
GulfMark Offshore Inc. Class A(a)	176,076	7,837,143
Horizon Lines Inc. Class A(b)	235,569	200,234
International Shipholding Corp.	43,406	1,080,809
Knightsbridge Tankers Ltd.(b)	184,846	4,628,544
Marten Transport Ltd.	99,556	2,220,099
Nordic American Tanker Shipping Ltd.(b)	354,732	8,811,543

70	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2011

Security	Shares	Value
Old Dominion Freight Line Inc.(a)	30,486	1,069,754
Overseas Shipholding Group Inc.(b)	193,511	6,219,444
P.A.M. Transportation Services Inc.(a)	35,330	429,260
Patriot Transportation Holding Inc.(a)	31,626	845,995
PHI Inc.(a)	101,114	2,236,642
Quality Distribution Inc.(a)	54,835	649,795
RailAmerica Inc.(a)	173,764	2,960,939
Roadrunner Transportation Systems Inc.(a)	32,102	481,530
Saia Inc.(a)	121,196	1,986,402
Scorpio Tankers Inc.(a)	25,961	267,918
Ship Finance International Ltd.(b)	338,188	7,010,637
Teekay Tankers Ltd. Class A	283,538	2,965,807
Ultrapetrol (Bahamas) Ltd.(a)(b)	170,567	866,480
Universal Truckload Services Inc.(a)	45,056	777,216
USA Truck Inc.(a)	60,782	790,166
Werner Enterprises Inc.	278,390	7,368,983

		115,693,381

TRUCKING & LEASING – 0.41%
Aircastle Ltd.	384,028	4,635,218
AMERCO(a)	64,677	6,273,669
Greenbrier Companies Inc. (The)(a)	161,634	4,587,173
TAL International Group Inc.	97,656	3,541,983

		19,038,043

VENTURE CAPITAL – 0.02%
Medley Capital Corp.(a)	63,115	768,741

		768,741

WATER – 0.55%
American States Water Co.	140,089	5,023,591
Artesian Resources Corp. Class A(b)	48,841	951,911
California Water Service Group	148,816	5,531,491
Connecticut Water Service Inc.	65,879	1,735,912
Consolidated Water Co. Ltd.	112,606	1,227,405
Middlesex Water Co.	117,949	2,145,492
PICO Holdings Inc.(a)	170,570	5,127,334
SJW Corp.	99,218	2,296,897
York Water Co. (The)(b)	97,577	1,698,816

		25,738,849

TOTAL COMMON STOCKS (Cost: $4,517,509,486)		4,688,061,261

SHORT-TERM INVESTMENTS – 7.96%

MONEY MARKET FUNDS – 7.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%(d)(e)(f)	324,928,011	324,928,011
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%(d)(e)(f)	44,547,806	44,547,806

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(d)(e)	4,169,710	4,169,710

		373,645,527

TOTAL SHORT-TERM INVESTMENTS (Cost: $373,645,527)		373,645,527

TOTAL INVESTMENTS IN SECURITIES – 107.78% (Cost: $4,891,155,013)		5,061,706,788

Other Assets, Less Liabilities – (7.78)%		(365,337,469)

NET ASSETS – 100.00%		$4,696,369,319

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.16%
APAC Customer Services Inc.(a)	5,207	$31,294
Clear Channel Outdoor Holdings Inc. Class A(a)	8,917	129,742
Gaiam Inc. Class A	4,047	26,710
Harte-Hanks Inc.	9,774	116,311
Interpublic Group of Companies Inc. (The)	112,325	1,411,925
Lamar Advertising Co. Class A(a)	13,134	485,170
Marchex Inc. Class B	5,009	39,421
Omnicom Group Inc.	65,344	3,205,777

		5,446,350

AEROSPACE & DEFENSE – 1.86%
AAR Corp.(a)	8,844	245,156
AeroVironment Inc.(a)	3,720	130,088
Alliant Techsystems Inc.	7,688	543,311
BE Aerospace Inc.(a)	22,190	788,411
Boeing Co. (The)	174,336	12,888,660
Curtiss-Wright Corp.	10,465	367,740
Ducommun Inc.	2,484	59,368
Esterline Technologies Corp.(a)	6,821	482,381
GenCorp Inc.(a)	12,752	76,257
General Dynamics Corp.	79,419	6,080,319
Goodrich Corp.	28,850	2,467,540
HEICO Corp.(b)	6,728	420,635
Kaman Corp.	5,921	208,419
Kratos Defense & Security Solutions Inc.(a)	4,208	59,922
L-3 Communications Holdings Inc.	24,889	1,949,058
LMI Aerospace Inc.(a)	1,980	40,016
Lockheed Martin Corp.	66,462	5,343,545
Moog Inc. Class A(a)	10,617	487,426
Northrop Grumman Corp.	69,224	4,341,037
Orbital Sciences Corp.(a)	13,117	248,174
Raytheon Co.	82,723	4,208,119
Rockwell Collins Inc.	36,262	2,350,865
Spirit AeroSystems Holdings Inc. Class A(a)	24,445	627,503
Teledyne Technologies Inc.(a)	8,544	441,810
TransDigm Group Inc.(a)	11,416	957,003
Triumph Group Inc.	3,804	336,464
United Technologies Corp.	214,295	18,140,072

		64,289,299

AGRICULTURE – 1.86%
Alico Inc.	821	21,978
Alliance One International Inc.(a)	21,583	86,764
Altria Group Inc.	478,396	12,452,648
Andersons Inc. (The)	4,270	208,034
Archer-Daniels-Midland Co.	147,841	5,323,754
Bunge Ltd.	33,167	2,398,969
Cadiz Inc.(a)(b)	2,667	32,511
Griffin Land & Nurseries Inc.	792	25,487
Limoneira Co.(b)	1,499	35,526
Lorillard Inc.	35,173	3,341,787
MGP Ingredients Inc.	2,515	21,931
Monsanto Co.	125,407	9,061,910
Philip Morris International Inc.	425,231	27,907,910

Security	Shares	Value
Reynolds American Inc.	77,332	2,747,606
Tejon Ranch Co.(a)	2,918	107,207
Universal Corp.	5,781	251,705
Vector Group Ltd.(b)	9,933	171,742

		64,197,469

AIRLINES – 0.25%
AirTran Holdings Inc.(a)	32,452	241,767
Alaska Air Group Inc.(a)	8,093	513,258
Allegiant Travel Co.	3,473	152,152
AMR Corp.(a)(b)	77,873	503,060
Copa Holdings SA Class A	6,955	367,224
Delta Air Lines Inc.(a)	191,166	1,873,427
Hawaiian Holdings Inc.(a)	13,414	80,618
JetBlue Airways Corp.(a)(b)	55,652	348,938
Pinnacle Airlines Corp.(a)	4,258	24,483
Republic Airways Holdings Inc.(a)	9,683	62,262
SkyWest Inc.	13,480	228,082
Southwest Airlines Co.	171,697	2,168,533
United Continental Holdings Inc.(a)	72,100	1,657,579
US Airways Group Inc.(a)(b)	38,354	334,063

		8,555,446

APPAREL – 0.60%
American Apparel Inc.(a)(b)	7,885	7,600
Carter’s Inc.(a)	13,143	376,284
Cherokee Inc.	1,697	29,290
Coach Inc.	70,212	3,653,832
Columbia Sportswear Co.	2,523	149,917
Crocs Inc.(a)	19,494	347,773
Deckers Outdoor Corp.(a)	8,996	775,005
Delta Apparel Inc.(a)	1,366	19,520
G-III Apparel Group Ltd.(a)	3,447	129,538
Guess? Inc.	15,101	594,224
Hanesbrands Inc.(a)	22,140	598,666
Iconix Brand Group Inc.(a)	16,833	361,573
Joe’s Jeans Inc.(a)	9,739	10,323
Jones Group Inc. (The)	20,629	283,649
K-Swiss Inc. Class A(a)	5,865	66,099
Lacrosse Footwear Inc.	1,080	19,796
Liz Claiborne Inc.(a)(b)	22,386	120,661
Maidenform Brands Inc.(a)	4,972	142,050
Nike Inc. Class B	82,733	6,262,888
Oxford Industries Inc.	3,469	118,605
Perry Ellis International Inc.(a)	2,567	70,644
Phillips-Van Heusen Corp.	13,149	855,079
Polo Ralph Lauren Corp.	12,931	1,598,918
Quiksilver Inc.(a)	32,312	142,819
R.G. Barry Corp.	1,939	25,382
SKECHERS U.S.A. Inc. Class A(a)	7,679	157,727
Steven Madden Ltd.(a)	5,623	263,887
Timberland Co. Class A(a)	8,796	363,187
True Religion Apparel Inc.(a)	5,805	136,243
Unifi Inc.(a)	3,502	59,534
VF Corp.	20,188	1,989,124
Volcom Inc.	4,663	86,405
Warnaco Group Inc. (The)(a)	10,074	576,132
Weyco Group Inc.	1,680	41,093
Wolverine World Wide Inc.	11,571	431,367

		20,864,834

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
AUTO MANUFACTURERS – 0.56%
Force Protection Inc.(a)	15,385	75,386
Ford Motor Co.(a)	842,679	12,564,344
Navistar International Corp.(a)	16,401	1,137,081
Oshkosh Corp.(a)	20,863	738,133
PACCAR Inc.	83,705	4,381,957
Tesla Motors Inc.(a)(b)	3,500	96,950
Wabash National Corp.(a)	16,582	192,020

		19,185,871

AUTO PARTS & EQUIPMENT – 0.50%
American Axle & Manufacturing Holdings Inc.(a)	13,204	166,238
Amerigon Inc.(a)(b)	4,926	75,220
Autoliv Inc.	19,470	1,445,258
BorgWarner Inc.(a)	25,680	2,046,439
Commercial Vehicle Group Inc.(a)	6,092	108,681
Cooper Tire & Rubber Co.	13,898	357,874
Dana Holding Corp.(a)	32,660	567,957
Dorman Products Inc.(a)	2,565	107,961
Douglas Dynamics Inc.	1,882	26,837
Exide Technologies Inc.(a)	18,010	201,352
Federal-Mogul Corp. Class A(a)	4,852	120,815
Fuel Systems Solutions Inc.(a)	3,446	104,000
Goodyear Tire & Rubber Co. (The)(a)	56,357	844,228
Johnson Controls Inc.	154,623	6,427,678
Lear Corp.	24,014	1,173,564
Meritor Inc.(a)	21,826	370,387
Miller Industries Inc.	2,477	40,227
Modine Manufacturing Co.(a)	11,224	181,155
Spartan Motors Inc.	7,204	49,420
Standard Motor Products Inc.	4,213	58,266
Superior Industries International Inc.	5,155	132,174
Tenneco Inc.(a)	13,730	582,839
Titan International Inc.	9,316	247,899
Tower International Inc.(a)	1,524	25,801
TRW Automotive Holdings Corp.(a)	18,005	991,716
WABCO Holdings Inc.(a)	14,888	917,696

		17,371,682

BANKS – 4.25%
1st Source Corp.	3,460	69,338
1st United Bancorp Inc.(a)	4,820	33,836
Alliance Financial Corp.	832	27,747
American National Bankshares Inc.(b)	1,286	28,948
Ameris Bancorp(a)	5,608	56,977
Ames National Corp.	1,538	29,376
Arrow Financial Corp.	2,228	55,121
Associated Banc-Corp	40,247	597,668
BancFirst Corp.	1,787	76,269
Banco Latinoamericano de Comercio Exterior SA Class E	6,123	106,908
Bancorp Inc. (The)(a)	5,637	52,030
Bancorp Rhode Island Inc.(b)	1,086	33,525
BancorpSouth Inc.	19,545	301,970
Bank Mutual Corp.	10,169	43,015
Bank of America Corp.	2,304,765	30,722,516
Bank of Hawaii Corp.	11,026	527,263
Bank of Marin Bancorp	1,130	42,172
Bank of New York Mellon Corp. (The)	278,732	8,325,725
Bank of the Ozarks Inc.	3,166	138,386
BB&T Corp.	158,875	4,361,119

Security	Shares	Value
BOK Financial Corp.	5,631	291,010
Boston Private Financial Holdings Inc.	17,539	124,001
Bridge Bancorp Inc.(b)	1,286	28,768
Bryn Mawr Bank Corp.	1,624	33,406
Camden National Corp.	1,785	61,118
Capital City Bank Group Inc.	2,819	35,745
CapitalSource Inc.	75,337	530,372
Cardinal Financial Corp.	5,795	67,570
Cathay General Bancorp	18,610	317,300
Center Financial Corp.(a)	8,766	64,342
CenterState Banks Inc.	4,603	32,221
Century Bancorp Inc. Class A	689	18,445
Chemical Financial Corp.	5,530	110,213
Citizens & Northern Corp.	2,037	34,242
Citizens Republic Bancorp Inc.(a)	95,287	84,796
City Holding Co.	3,803	134,474
City National Corp.	10,409	593,833
CNB Financial Corp.(b)	1,775	25,755
CoBiz Financial Inc.	8,915	61,959
Columbia Banking System Inc.	9,321	178,684
Comerica Inc.	40,694	1,494,284
Commerce Bancshares Inc.	17,636	713,200
Community Bank System Inc.	7,813	189,622
Community Trust Bancorp Inc.	3,436	95,074
Cullen/Frost Bankers Inc.	12,026	709,775
CVB Financial Corp.	19,860	184,897
Eagle Bancorp Inc.(a)(b)	4,202	59,038
East West Bancorp Inc.	33,911	744,686
Encore Bancshares Inc.(a)(b)	1,842	22,362
Enterprise Financial Services Corp.	2,367	33,304
F.N.B. Corp.	26,741	281,850
Fifth Third Bancorp	210,618	2,923,378
Financial Institutions Inc.	2,565	44,887
First Bancorp (North Carolina)	3,899	51,701
First BanCorp (Puerto Rico)(a)(b)	4,324	21,620
First Bancorp Inc. (Maine)	1,976	30,134
First Busey Corp.	14,264	72,461
First Citizens BancShares Inc. Class A	1,292	259,149
First Commonwealth Financial Corp.	22,777	156,022
First Community Bancshares Inc.	4,005	56,791
First Financial Bancorp	13,809	230,472
First Financial Bankshares Inc.(b)	4,770	245,035
First Financial Corp.	2,457	81,671
First Horizon National Corp.	59,950	672,039
First Interstate BancSystem Inc.	2,215	30,124
First Merchants Corp.	5,152	42,607
First Midwest Bancorp Inc.	17,567	207,115
First of Long Island Corp. (The)	1,182	32,801
First South Bancorp Inc.	1,888	9,421
FirstMerit Corp.	24,692	421,246
Fulton Financial Corp.	46,150	512,726
German American Bancorp Inc.	2,323	39,932
Glacier Bancorp Inc.	17,058	256,723
Great Southern Bancorp Inc.(b)	2,157	46,268
Green Bankshares Inc.(a)(b)	713	1,989
Hancock Holding Co.	5,435	178,485
Hanmi Financial Corp.(a)	11,738	14,555
Heartland Financial USA Inc.(b)	2,821	47,957
Heritage Financial Corp.(a)	2,862	40,555
Home Bancshares Inc.	4,587	104,354
Hudson Valley Holding Corp.	2,619	57,618
Huntington Bancshares Inc.	198,129	1,315,577
IBERIABANK Corp.	6,338	381,104

2	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Independent Bank Corp. (Massachusetts)	5,012	135,374
International Bancshares Corp.(b)	12,591	230,919
KeyCorp	217,482	1,931,240
Lakeland Bancorp Inc.	4,703	48,817
Lakeland Financial Corp.	4,127	93,600
M&T Bank Corp.	16,850	1,490,719
MainSource Financial Group Inc.	4,240	42,442
Marshall & Ilsley Corp.	120,037	959,096
MB Financial Inc.	12,609	264,285
Merchants Bancshares Inc.	1,023	27,089
Metro Bancorp Inc.(a)	3,028	37,396
MidSouth Bancorp Inc.(b)	1,286	18,596
MidWestOne Financial Group Inc.(b)	1,580	23,447
Nara Bancorp Inc.(a)	8,244	79,307
National Bankshares Inc.(b)	1,451	41,934
National Penn Bancshares Inc.	30,029	232,424
NBT Bancorp Inc.	7,763	176,919
Northern Trust Corp.	55,255	2,804,191
Northfield Bancorp Inc.	4,560	62,928
Old National Bancorp	20,729	222,215
OmniAmerican Bancorp Inc.(a)	2,842	45,017
Oriental Financial Group Inc.	9,758	122,463
Orrstown Financial Services Inc.	1,167	32,676
Pacific Continental Corp.	4,770	48,606
PacWest Bancorp	6,650	144,637
Park National Corp.	2,944	196,718
Peapack-Gladstone Financial Corp.	2,016	26,732
Penns Woods Bancorp Inc.	773	30,093
Peoples Bancorp Inc.	2,408	28,944
Pinnacle Financial Partners Inc.(a)	7,671	126,878
PNC Financial Services Group Inc. (The)(c)	120,897	7,615,303
Popular Inc.(a)	234,700	682,977
Porter Bancorp Inc.	659	5,200
PrivateBancorp Inc.	11,891	181,813
Prosperity Bancshares Inc.	10,867	464,782
Regions Financial Corp.	287,892	2,090,096
Renasant Corp.	5,490	93,220
Republic Bancorp Inc. Class A	2,291	44,629
S&T Bancorp Inc.(b)	5,528	119,239
S.Y. Bancorp Inc.	2,722	68,486
Sandy Spring Bancorp Inc.	5,734	105,850
SCBT Financial Corp.	3,129	104,133
Sierra Bancorp	1,713	19,151
Signature Bank(a)	9,562	539,297
Simmons First National Corp. Class A	4,107	111,259
Southside Bancshares Inc.	2,884	61,718
Southwest Bancorp Inc.(a)	4,917	69,772
State Bancorp Inc.	3,358	34,890
State Street Corp.	115,376	5,184,997
Stellar One Corp.	5,257	74,649
Sterling Bancorp	7,174	71,812
Sterling Bancshares Inc.	21,852	188,146
Suffolk Bancorp	2,319	48,653
SunTrust Banks Inc.	122,770	3,540,687
Susquehanna Bancshares Inc.	30,733	287,354
SVB Financial Group(a)	9,583	545,560
Synovus Financial Corp.	168,633	404,719
Taylor Capital Group Inc.(a)	716	7,525
TCF Financial Corp.	35,972	570,516
Texas Capital Bancshares Inc.(a)	8,077	209,921
Tompkins Financial Corp.	1,984	82,435
Tower Bancorp Inc.	2,415	53,830
TowneBank(b)	4,897	76,687

Security	Shares	Value
TriCo Bancshares	3,210	52,355
TrustCo Bank Corp. NY	17,097	101,385
Trustmark Corp.	14,815	346,967
U.S. Bancorp	440,348	11,638,398
UMB Financial Corp.	7,409	276,763
Umpqua Holdings Corp.	27,167	310,790
Union First Market Bankshares Corp.	3,330	37,463
United Bankshares Inc.	8,918	236,505
United Community Banks Inc.(a)	20,045	47,507
Univest Corp. of Pennsylvania	3,899	69,090
Valley National Bancorp	36,858	514,538
Virginia Commerce Bancorp Inc.(a)	4,197	24,091
Walker & Dunlop Inc.(a)	2,459	29,877
Washington Banking Co.	4,050	57,105
Washington Trust Bancorp Inc.	3,475	82,496
Webster Financial Corp.	15,528	332,765
Wells Fargo & Co.	1,117,780	35,433,626
WesBanco Inc.	5,539	114,713
West Bancorporation Inc.	4,102	32,734
West Coast Bancorp(a)(b)	18,974	65,840
Westamerica Bancorporation	6,827	350,703
Western Alliance Bancorporation(a)	16,072	132,112
Whitney Holding Corp.	13,499	183,856
Wilmington Trust Corp.	21,590	97,587
Wilshire Bancorp Inc.(a)	4,031	19,752
Wintrust Financial Corp.	7,660	281,505
Zions Bancorporation	41,857	965,222

		146,893,525

BEVERAGES – 1.94%
Boston Beer Co. Inc. (The) Class A(a)	1,987	184,036
Brown-Forman Corp. Class B NVS	24,437	1,669,047
Coca-Cola Bottling Co. Consolidated	868	58,017
Coca-Cola Co. (The)	483,869	32,104,708
Coca-Cola Enterprises Inc.	77,439	2,114,085
Constellation Brands Inc. Class A(a)	42,678	865,510
Dr Pepper Snapple Group Inc.	52,224	1,940,644
Farmer Bros. Co.	1,553	18,822
Green Mountain Coffee Roasters Inc.(a)	25,518	1,648,718
Hansen Natural Corp.(a)	15,049	906,401
Molson Coors Brewing Co. Class B NVS	30,400	1,425,456
National Beverage Corp.	2,355	32,334
Peet’s Coffee & Tea Inc.(a)(b)	2,849	137,009
PepsiCo Inc.	370,332	23,853,084
Primo Water Corp.(a)	2,202	26,975

		66,984,846

BIOTECHNOLOGY – 1.29%
Acorda Therapeutics Inc.(a)	9,320	216,224
Aegerion Pharmaceuticals Inc.(a)	1,321	21,889
Affymax Inc.(a)	3,816	22,400
Affymetrix Inc.(a)	15,855	82,605
Alexion Pharmaceuticals Inc.(a)	20,657	2,038,433
AMAG Pharmaceuticals Inc.(a)	5,000	83,500
Amgen Inc.(a)	220,010	11,759,534
Arena Pharmaceuticals Inc.(a)(b)	24,249	33,706
ARIAD Pharmaceuticals Inc.(a)	28,003	210,583
ArQule Inc.(a)	9,438	67,576
AspenBio Pharma Inc.(a)(b)	8,195	6,966
AVEO Pharmaceuticals Inc.(a)	2,132	28,547
Bio-Rad Laboratories Inc. Class A(a)	4,443	533,782

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
BioCryst Pharmaceuticals Inc.(a)(b)	5,390	20,428
Biogen Idec Inc.(a)	55,549	4,076,741
BioMimetic Therapeutics Inc.(a)	3,899	51,116
BioSante Pharmaceuticals Inc.(a)(b)	14,600	28,908
Biotime Inc.(a)(b)	7,342	54,698
Cambrex Corp.(a)	6,399	35,194
Celera Corp.(a)	18,169	147,351
Celgene Corp.(a)	106,324	6,116,820
Celldex Therapeutics Inc.(a)(b)	8,075	32,461
Charles River Laboratories International Inc.(a)	13,272	509,379
Complete Genomics Inc.(a)	1,378	12,443
CryoLife Inc.(a)	6,144	37,478
Curis Inc.(a)(b)	15,104	49,088
Cytokinetics Inc.(a)	11,738	17,490
Cytori Therapeutics Inc.(a)(b)	9,451	74,001
CytRx Corp.(a)(b)	25,026	22,025
Enzo Biochem Inc.(a)	6,987	29,275
Enzon Pharmaceuticals Inc.(a)	10,269	111,932
Exact Sciences Corp.(a)	9,213	67,808
Exelixis Inc.(a)	28,306	319,858
Genomic Health Inc.(a)	3,470	85,362
Genzyme Corp.(a)	61,385	4,674,468
Geron Corp.(a)	25,444	128,492
Halozyme Therapeutics Inc.(a)	17,651	118,438
Human Genome Sciences Inc.(a)	42,967	1,179,444
Illumina Inc.(a)	29,272	2,051,089
ImmunoGen Inc.(a)	16,510	149,746
Immunomedics Inc.(a)(b)	14,201	54,248
Incyte Corp.(a)(b)	19,922	315,764
Inhibitex Inc.(a)	8,600	31,132
Inovio Pharmaceuticals Inc.(a)	18,392	20,231
Integra LifeSciences Holdings Corp.(a)	4,647	220,361
InterMune Inc.(a)	10,937	516,117
Lexicon Pharmaceuticals Inc.(a)	40,454	67,963
Life Technologies Corp.(a)	41,785	2,190,370
Ligand Pharmaceuticals Inc. Class B(a)	4,448	44,480
Maxygen Inc.	5,450	28,340
Micromet Inc.(a)	19,646	110,214
Momenta Pharmaceuticals Inc.(a)	9,685	153,507
Myriad Genetics Inc.(a)	20,573	414,546
Nanosphere Inc.(a)	1,683	5,470
Nektar Therapeutics(a)	26,570	251,618
Neuralstem Inc.(a)(b)	2,992	5,386
Novavax Inc.(a)	16,093	41,681
NuPathe Inc.(a)	822	6,420
Nymox Pharmaceutical Corp.(a)(b)	4,244	33,485
Omeros Corp.(a)	3,546	28,368
Optimer Pharmaceuticals Inc.(a)	8,523	100,827
Orexigen Therapeutics Inc.(a)	7,274	20,440
Pacific Biosciences of California Inc.(a)(b)	3,673	51,606
PDL BioPharma Inc.	31,823	184,573
Peregrine Pharmaceuticals Inc.(a)(b)	11,911	28,110
PURE Bioscience Inc.(a)(b)	7,995	12,472
Regeneron Pharmaceuticals Inc.(a)	15,911	715,040
RTI Biologics Inc.(a)	14,166	40,515
Sangamo BioSciences Inc.(a)(b)	11,169	93,038
Savient Pharmaceuticals Inc.(a)	16,323	173,024
Seattle Genetics Inc.(a)	20,922	325,755
Sequenom Inc.(a)(b)	23,703	150,040
StemCells Inc.(a)(b)	22,190	20,193
SuperGen Inc.(a)	12,107	37,532
Talecris Biotherapeutics Holdings Corp.(a)	11,965	320,662
Transcept Pharmaceuticals Inc.(a)	1,233	10,098

Security	Shares	Value
Vertex Pharmaceuticals Inc.(a)	46,149	2,211,922
Vical Inc.(a)	14,502	42,926
ZIOPHARM Oncology Inc.(a)	13,252	82,825

		44,468,577

BUILDING MATERIALS – 0.18%
AAON Inc.(b)	2,761	90,837
American DG Energy Inc.(a)(b)	4,314	9,405
Apogee Enterprises Inc.	6,422	84,706
Armstrong World Industries Inc.	4,809	222,512
Broadwind Energy Inc.(a)	11,320	14,829
Builders FirstSource Inc.(a)(b)	8,979	25,500
Comfort Systems USA Inc.	9,281	130,584
Drew Industries Inc.	4,770	106,514
Eagle Materials Inc.	9,975	301,843
Interline Brands Inc.(a)	8,151	166,280
Lennox International Inc.	10,754	565,445
LSI Industries Inc.	4,169	30,184
Martin Marietta Materials Inc.(b)	10,513	942,701
Masco Corp.	82,834	1,153,049
NCI Building Systems Inc.(a)	4,362	55,267
Owens Corning(a)	26,447	951,828
PGT Inc.(a)	4,405	10,352
Quanex Building Products Corp.	8,629	169,387
Simpson Manufacturing Co. Inc.	8,980	264,551
Texas Industries Inc.	4,755	215,069
Trex Co. Inc.(a)	3,818	124,543
Universal Forest Products Inc.	4,481	164,229
USG Corp.(a)(b)	15,928	265,360

		6,064,975

CHEMICALS – 2.03%
A. Schulman Inc.	6,925	171,186
Aceto Corp.	5,757	45,883
Air Products and Chemicals Inc.	48,708	4,392,487
Airgas Inc.	19,234	1,277,522
Albemarle Corp.	20,851	1,246,264
American Vanguard Corp.	4,139	35,927
Arch Chemicals Inc.	5,407	224,877
Ashland Inc.	18,100	1,045,456
Balchem Corp.	6,122	229,697
Cabot Corp.	15,211	704,117
Celanese Corp. Series A	35,902	1,592,972
CF Industries Holdings Inc.	16,279	2,226,804
Codexis Inc.(a)	2,412	28,606
Cytec Industries Inc.	11,135	605,410
Dow Chemical Co. (The)	265,343	10,016,698
E.I. du Pont de Nemours and Co.	208,144	11,441,676
Eastman Chemical Co.	16,655	1,654,175
Ecolab Inc.	53,728	2,741,203
Ferro Corp.(a)	19,577	324,782
FMC Corp.	16,746	1,422,238
Georgia Gulf Corp.(a)	7,734	286,158
H.B. Fuller Co.	11,323	243,218
Hawkins Inc.(b)	1,928	79,202
Huntsman Corp.	43,213	751,042
Innophos Holdings Inc.	4,922	226,953
International Flavors & Fragrances Inc.	18,451	1,149,497
Intrepid Potash Inc.(a)	10,140	353,075
KMG Chemicals Inc.	1,398	27,485
Kraton Performance Polymers Inc.(a)	2,666	101,975

4	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Landec Corp.(a)	4,946	32,149
Lubrizol Corp.	14,783	1,980,331
Minerals Technologies Inc.	4,275	292,923
Mosaic Co. (The)	36,354	2,862,878
NewMarket Corp.	2,247	355,520
NL Industries Inc.	1,630	24,206
Olin Corp.	18,640	427,229
OM Group Inc.(a)	6,943	253,697
OMNOVA Solutions Inc.(a)	9,125	71,814
PolyOne Corp.	20,937	297,515
PPG Industries Inc.	38,282	3,644,829
Praxair Inc.	70,319	7,144,410
Quaker Chemical Corp.	2,427	97,493
Rockwood Holdings Inc.(a)	11,823	581,928
RPM International Inc.	30,089	714,012
Sensient Technologies Corp.	11,626	416,676
Sherwin-Williams Co. (The)	21,271	1,786,551
Sigma-Aldrich Corp.	27,751	1,766,074
Solutia Inc.(a)	28,028	711,911
Spartech Corp.(a)	7,163	51,932
Stepan Co.	1,936	140,360
TPC Group Inc.(a)	1,808	52,197
Valspar Corp. (The)	23,019	900,043
W.R. Grace & Co.(a)	16,467	630,521
Westlake Chemical Corp.	4,326	243,121
Zep Inc.	4,965	86,441
Zoltek Companies Inc.(a)(b)	6,930	93,070

		70,306,416

COAL – 0.43%
Alpha Natural Resources Inc.(a)(b)	27,896	1,656,185
Arch Coal Inc.	37,559	1,353,626
Cloud Peak Energy Inc.(a)	7,288	157,348
CONSOL Energy Inc.	51,933	2,785,167
Hallador Energy Co.(b)	873	10,127
International Coal Group Inc.(a)(b)	30,869	348,820
James River Coal Co.(a)	7,777	187,970
L&L Energy Inc.(a)(b)	4,881	33,776
Massey Energy Co.	23,528	1,608,374
Patriot Coal Corp.(a)	17,890	462,099
Peabody Energy Corp.	61,873	4,452,381
Walter Energy Inc.	14,437	1,955,203

		15,011,076

COMMERCIAL SERVICES – 1.85%
Aaron’s Inc.	16,935	429,472
ABM Industries Inc.	11,756	298,485
Accretive Health Inc.(a)(b)	3,028	84,057
Advance America Cash Advance Centers Inc.	9,604	50,901
Advisory Board Co. (The)(a)	3,455	177,932
Albany Molecular Research Inc.(a)	5,879	25,045
Alliance Data Systems Corp.(a)(b)	12,355	1,061,171
American Public Education Inc.(a)	4,204	170,052
AMN Healthcare Services Inc.(a)	7,817	67,695
Apollo Group Inc. Class A(a)	28,058	1,170,299
Arbitron Inc.	6,169	246,945
Avis Budget Group Inc.(a)	23,559	421,942
Barrett Business Services Inc.	2,062	33,116
Booz Allen Hamilton Holding Corp.(a)	2,695	48,537
Bridgepoint Education Inc.(a)(b)	3,974	67,955
Capella Education Co.(a)	3,806	189,501

Security	Shares	Value
Cardtronics Inc.(a)	5,639	114,754
Career Education Corp.(a)	14,587	331,417
Cass Information Systems Inc.	1,586	62,314
CBIZ Inc.(a)	9,233	66,570
CDI Corp.	2,860	42,299
Cenveo Inc.(a)	12,107	79,059
Chemed Corp.	4,921	327,788
Coinstar Inc.(a)(b)	7,522	345,410
Compass Diversified Holdings(b)	8,148	120,102
Consolidated Graphics Inc.(a)	2,126	116,143
Convergys Corp.(a)	23,323	334,918
CoreLogic Inc.(a)	26,795	495,707
Corinthian Colleges Inc.(a)(b)	19,203	84,877
Corporate Executive Board Co. (The)	8,096	326,836
Corrections Corp. of America(a)	26,385	643,794
CorVel Corp.(a)	1,719	91,416
CoStar Group Inc.(a)	4,925	308,699
CPI Corp.(b)	1,212	27,282
CRA International Inc.(a)	2,632	75,881
Cross Country Healthcare Inc.(a)	7,181	56,227
Deluxe Corp.	11,630	308,660
DeVry Inc.	14,616	804,903
Dollar Financial Corp.(a)	7,866	163,219
Dollar Thrifty Automotive Group Inc.(a)	6,512	434,546
Education Management Corp.(a)(b)	9,715	203,432
Electro Rent Corp.	4,136	71,056
Emergency Medical Services Corp. Class A(a)	6,906	439,153
Equifax Inc.	29,281	1,137,567
Euronet Worldwide Inc.(a)	11,827	228,616
ExamWorks Group Inc.(a)	2,631	58,487
ExlService Holdings Inc.(a)	3,016	63,788
Exponent Inc.(a)	3,365	150,113
FleetCor Technologies Inc.(a)	3,349	109,378
Forrester Research Inc.	3,416	130,799
Franklin Covey Co.(a)	3,265	28,275
FTI Consulting Inc.(a)	11,029	422,742
Gartner Inc.(a)	16,583	691,014
Genpact Ltd.(a)	14,174	205,240
GEO Group Inc. (The)(a)	13,689	350,986
Global Cash Access Inc.(a)	9,890	32,340
Grand Canyon Education Inc.(a)	6,990	101,355
Great Lakes Dredge & Dock Corp.	13,093	99,900
Green Dot Corp. Class A(a)(b)	1,186	50,891
H&E Equipment Services Inc.(a)	6,512	127,049
H&R Block Inc.	70,358	1,177,793
Hackett Group Inc. (The)(a)	9,593	36,837
Healthcare Services Group Inc.	14,755	259,393
HealthSpring Inc.(a)	13,271	495,937
Heartland Payment Systems Inc.	8,450	148,128
Heidrick & Struggles International Inc.	4,101	114,131
Hertz Global Holdings Inc.(a)	44,619	697,395
Hill International Inc.(a)	5,422	28,682
Hillenbrand Inc.	14,351	308,546
HMS Holdings Corp.(a)	6,133	501,986
Hudson Highland Group Inc.(a)	8,481	55,126
Huron Consulting Group Inc.(a)	4,880	135,127
ICF International Inc.(a)	3,572	73,369
Insperity Inc.	5,260	159,799
Iron Mountain Inc.	42,254	1,319,592
ITT Educational Services Inc.(a)	6,576	474,458
K12 Inc.(a)	5,486	184,878
KAR Auction Services Inc.(a)	6,586	101,029
Kelly Services Inc. Class A(a)	6,373	138,358

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Kendle International Inc.(a)	4,164	44,596
Kenexa Corp.(a)	5,566	153,566
Kforce Inc.(a)	7,243	132,547
Korn/Ferry International(a)	10,743	239,247
Landauer Inc.	2,157	132,699
Learning Tree International Inc.	2,031	17,852
LECG Corp.(a)(b)	5,904	1,190
Lender Processing Services Inc.	20,421	657,352
Lincoln Educational Services Corp.	2,644	42,013
Live Nation Entertainment Inc.(a)	32,799	327,990
Mac-Gray Corp.	2,393	38,599
Manpower Inc.	18,683	1,174,787
MasterCard Inc. Class A	22,388	5,635,507
MAXIMUS Inc.	3,991	323,949
McGrath RentCorp	5,789	157,866
McKesson Corp.	58,198	4,600,552
Medifast Inc.(a)(b)	2,773	54,767
Michael Baker Corp.(a)	1,645	47,820
Midas Inc.(a)	3,353	25,718
Monro Muffler Brake Inc.	6,433	212,160
Monster Worldwide Inc.(a)	28,337	450,558
Moody’s Corp.	47,043	1,595,228
Morningstar Inc.	4,921	287,288
Multi-Color Corp.	3,073	62,105
National American University Holdings Inc.	1,789	12,684
National Research Corp.	338	11,472
Navigant Consulting Inc.(a)	11,202	111,908
On Assignment Inc.(a)	7,901	74,743
PAREXEL International Corp.(a)	13,201	328,705
PDI Inc.(a)	2,039	16,536
Pharmaceutical Product Development Inc.	24,513	679,255
PHH Corp.(a)	13,200	287,364
Pre-Paid Legal Services Inc.(a)	1,593	105,138
Princeton Review Inc. (The)(a)	3,170	1,211
Providence Service Corp. (The)(a)	2,862	42,873
Quanta Services Inc.(a)	48,805	1,094,696
R.R. Donnelley & Sons Co.	47,855	905,417
Rent-A-Center Inc.	15,308	534,402
Resources Connection Inc.	11,086	214,958
Robert Half International Inc.	34,733	1,062,830
Rollins Inc.	15,094	306,408
RSC Holdings Inc.(a)	11,123	159,949
Rural/Metro Corp.(a)	4,567	77,822
Saba Software Inc.(a)	5,590	54,838
SAIC Inc.(a)	66,000	1,116,720
Senomyx Inc.(a)	9,593	57,942
Service Corp. International	55,953	618,840
SFN Group Inc.(a)	12,299	173,293
Sotheby’s	15,225	800,835
Standard Parking Corp.(a)	3,196	56,761
Steiner Leisure Ltd.(a)	3,231	149,466
Stewart Enterprises Inc. Class A	19,851	151,662
Strayer Education Inc.(b)	3,271	426,833
SuccessFactors Inc.(a)	15,387	601,478
Team Health Holdings Inc.(a)	3,649	63,785
Team Inc.(a)	4,411	115,833
TeleTech Holdings Inc.(a)	6,591	127,734
TNS Inc.(a)	6,408	99,773
Towers Watson & Co. Class A	9,996	554,378
Transcend Services Inc.(a)	2,014	48,336
TrueBlue Inc.(a)	10,454	175,523
United Rentals Inc.(a)	14,128	470,180
Universal Technical Institute Inc.	4,327	84,160

Security	Shares	Value
Valassis Communications Inc.(a)	11,812	344,202
Verisk Analytics Inc. Class A(a)	22,489	736,740
Viad Corp.	4,902	117,354
VirnetX Holding Corp.(b)	7,715	153,606
Visa Inc. Class A	107,233	7,894,493
VistaPrint NV(a)	9,882	512,876
Weight Watchers International Inc.	7,273	509,837
Western Union Co.	154,767	3,214,511
Wright Express Corp.(a)	9,091	471,277

		63,766,264

COMPUTERS – 5.86%
3D Systems Corp.(a)	4,365	211,921
Accenture PLC Class A	140,142	7,703,606
Agilysys Inc.(a)	2,712	15,567
Apple Inc.(a)	209,021	72,833,367
Brocade Communications Systems Inc.(a)	104,785	644,428
CACI International Inc. Class A(a)	7,015	430,160
Cadence Design Systems Inc.(a)	62,842	612,710
CIBER Inc.(a)	15,722	105,337
Cognizant Technology Solutions Corp. Class A(a)	68,848	5,604,227
Computer Sciences Corp.	35,629	1,736,201
Computer Task Group Inc.(a)	3,738	49,678
Cray Inc.(a)	7,256	46,801
Dell Inc.(a)	391,203	5,676,356
Diebold Inc.	15,288	542,113
Digimarc Corp.(a)	1,247	36,038
DST Systems Inc.	8,097	427,684
Echelon Corp.(a)	8,467	85,771
Electronics For Imaging Inc.(a)	10,867	159,854
EMC Corp.(a)	472,104	12,534,361
FactSet Research Systems Inc.	10,626	1,112,861
Fortinet Inc.(a)	9,950	437,800
Furmanite Corp.(a)	8,522	68,176
Hewlett-Packard Co.	503,011	20,608,361
Hutchinson Technology Inc.(a)(b)	5,360	15,115
iGATE Corp.	4,968	93,249
IHS Inc. Class A(a)	11,203	994,266
Imation Corp.(a)	6,680	74,415
Immersion Corp.(a)	6,742	51,509
Insight Enterprises Inc.(a)	11,011	187,517
Integral Systems Inc.(a)	3,712	45,175
International Business Machines Corp.	294,549	48,032,105
Jack Henry & Associates Inc.	19,753	669,429
Keyw Holding Corp. (The)(a)	2,848	34,973
Lexmark International Inc. Class A(a)	18,158	672,572
Limelight Networks Inc.(a)	11,016	78,875
LivePerson Inc.(a)	10,001	126,413
Magma Design Automation Inc.(a)	15,653	106,753
Manhattan Associates Inc.(a)	5,512	180,353
Maxwell Technologies Inc.(a)(b)	5,861	101,220
Mentor Graphics Corp.(a)	25,032	366,218
Mercury Computer Systems Inc.(a)	6,206	131,319
MICROS Systems Inc.(a)	18,610	919,892
MTS Systems Corp.	3,725	169,674
NCI Inc. Class A(a)	1,550	37,774
NCR Corp.(a)	36,672	690,901
NetApp Inc.(a)	84,333	4,063,164
NetScout Systems Inc.(a)	7,459	203,780
Quantum Corp.(a)	47,189	118,916
Radiant Systems Inc.(a)	7,103	125,723
RadiSys Corp.(a)	4,990	43,213

6	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
RealD Inc.(a)	3,321	90,863
Rimage Corp.	2,329	37,613
Riverbed Technology Inc.(a)	30,564	1,150,735
SanDisk Corp.(a)	52,959	2,440,880
Seagate Technology PLC(a)	104,053	1,498,363
Sigma Designs Inc.(a)	6,795	87,995
Silicon Graphics International Corp.(a)	6,390	136,746
SMART Modular Technologies (WWH) Inc.(a)(b)	10,913	84,794
Spansion Inc.(a)	3,409	63,646
SRA International Inc. Class A(a)	9,453	268,087
STEC Inc.(a)(b)	9,347	187,781
Stratasys Inc.(a)	4,598	216,106
Stream Global Services Inc.(a)(b)	1,037	3,142
Super Micro Computer Inc.(a)	5,260	84,370
Sykes Enterprises Inc.(a)	9,125	180,401
Synaptics Inc.(a)(b)	8,029	216,944
Synopsys Inc.(a)	34,120	943,418
Syntel Inc.	2,980	155,645
Teradata Corp.(a)	38,571	1,955,550
Tier Technologies Inc. Class B(a)	3,689	20,290
Tyler Technologies Inc.(a)	6,936	164,453
Unisys Corp.(a)	10,047	313,667
Virtusa Corp.(a)	3,748	70,200
Wave Systems Corp. Class A(a)(b)	21,777	68,162
Western Digital Corp.(a)	52,829	1,969,993
Xyratex Ltd.(a)	6,358	71,082

		202,498,817

COSMETICS & PERSONAL CARE – 1.62%
Alberto-Culver Co.	19,969	744,245
Avon Products Inc.	98,604	2,666,252
Colgate-Palmolive Co.	112,652	9,097,776
Elizabeth Arden Inc.(a)	5,449	163,524
Estee Lauder Companies Inc. (The) Class A	25,411	2,448,604
Inter Parfums Inc.	2,859	52,920
Procter & Gamble Co. (The)	661,478	40,747,045
Revlon Inc. Class A(a)	2,873	45,594

		55,965,960

DISTRIBUTION & WHOLESALE – 0.33%
Beacon Roofing Supply Inc.(a)	10,126	207,279
BlueLinx Holdings Inc.(a)(b)	2,828	10,464
Brightpoint Inc.(a)	17,033	184,638
Central European Distribution Corp.(a)	15,026	170,545
Chindex International Inc.(a)	2,580	41,409
Core-Mark Holding Co. Inc.(a)	2,462	81,369
Fastenal Co.(b)	30,548	1,980,427
Genuine Parts Co.	36,687	1,967,891
Houston Wire & Cable Co.(b)	3,741	54,693
Ingram Micro Inc. Class A(a)	35,727	751,339
LKQ Corp.(a)	33,226	800,747
MWI Veterinary Supply Inc.(a)	2,751	221,951
Owens & Minor Inc.	14,717	478,008
Pool Corp.	11,139	268,561
Rentrak Corp.(a)	2,076	55,886
ScanSource Inc.(a)	6,384	242,528
Tech Data Corp.(a)	10,564	537,285
United Stationers Inc.	5,429	385,730
W.W. Grainger Inc.	13,424	1,848,216
Watsco Inc.	6,292	438,615
WESCO International Inc.(a)	9,699	606,188

		11,333,769

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 4.72%
Affiliated Managers Group Inc.(a)	11,690	1,278,535
American Express Co.	240,921	10,889,629
Ameriprise Financial Inc.	59,262	3,619,723
Artio Global Investors Inc. Class A	6,566	106,107
Asset Acceptance Capital Corp.(a)(b)	3,761	20,197
Asta Funding Inc.	2,421	20,724
BGC Partners Inc. Class A	12,562	116,701
BlackRock Inc.(c)	21,470	4,315,685
Calamos Asset Management Inc. Class A	4,350	72,166
California First National Bancorp	415	6,337
Capital One Financial Corp.	104,969	5,454,189
CBOE Holdings Inc.	3,096	89,691
Charles Schwab Corp. (The)	227,623	4,104,043
CIT Group Inc.(a)	46,052	1,959,513
Citigroup Inc.(a)	4,858,103	21,472,815
CME Group Inc.	15,050	4,538,327
Cohen & Steers Inc.(b)	4,048	120,145
CompuCredit Holdings Corp.(a)(b)	4,545	29,861
Cowen Group Inc. Class A(a)	7,449	29,870
Credit Acceptance Corp.(a)(b)	1,271	90,190
Diamond Hill Investment Group Inc.	539	43,120
Discover Financial Services	124,652	3,006,606
Doral Financial Corp.(a)	1,196	1,316
Duff & Phelps Corp. Class A	6,137	98,069
E*TRADE Financial Corp.(a)	50,113	783,266
Eaton Vance Corp.	27,304	880,281
Encore Capital Group Inc.(a)	3,598	85,237
Epoch Holding Corp.	2,880	45,446
Evercore Partners Inc. Class A	3,225	110,585
FBR Capital Markets Corp.(a)	9,905	35,460
Federal Agricultural Mortgage Corp. Class C NVS	1,762	33,672
Federated Investors Inc. Class B(b)	20,666	552,815
Financial Engines Inc.(a)	3,500	96,460
First Marblehead Corp. (The)(a)(b)	14,064	30,941
Franklin Resources Inc.	34,193	4,276,860
FXCM Inc.	5,167	67,326
GAIN Capital Holdings Inc.(a)	2,086	16,000
GAMCO Investors Inc. Class A	1,714	79,461
GFI Group Inc.	14,982	75,210
Gleacher & Co. Inc.(a)	12,457	21,675
Goldman Sachs Group Inc. (The)	118,221	18,734,482
Greenhill & Co. Inc.(b)	6,710	441,451
Higher One Holdings Inc.(a)	2,379	34,377
Imperial Holdings Inc.(a)	4,044	41,047
Interactive Brokers Group Inc. Class A	8,887	141,214
IntercontinentalExchange Inc.(a)	17,042	2,105,369
INTL FCStone Inc.(a)	3,285	83,505
Invesco Ltd.	107,299	2,742,562
Investment Technology Group Inc.(a)	10,363	188,503
Janus Capital Group Inc.	43,086	537,282
Jefferies Group Inc.	27,212	678,667
JMP Group Inc.	3,012	25,933
JPMorgan Chase & Co.	913,863	42,129,084
KBW Inc.	8,229	215,518
Knight Capital Group Inc. Class A(a)	22,767	305,078
LaBranche & Co. Inc.(a)	8,260	32,462
Ladenburg Thalmann Financial Services Inc.(a)(b)	19,088	21,951
Lazard Ltd. Class A	20,921	869,895

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Legg Mason Inc.	35,286	1,273,472
LPL Investment Holdings Inc.(a)	3,606	129,131
MarketAxess Holdings Inc.	6,536	158,171
Marlin Business Services Corp.(a)	1,968	24,285
MF Global Holdings Ltd.(a)	26,264	217,466
Morgan Stanley	347,623	9,497,060
NASDAQ OMX Group Inc. (The)(a)	26,224	677,628
National Financial Partners Corp.(a)(b)	9,173	135,302
Nelnet Inc. Class A	6,349	138,599
Netspend Holdings Inc.(a)	6,148	64,677
NewStar Financial Inc.(a)	6,123	66,863
NYSE Euronext Inc.	60,200	2,117,234
Ocwen Financial Corp.(a)	16,261	179,196
Oppenheimer Holdings Inc. Class A	2,614	87,595
optionsXpress Holdings Inc.	9,796	179,365
Penson Worldwide Inc.(a)	5,301	35,570
Piper Jaffray Companies Inc.(a)	3,367	139,495
Portfolio Recovery Associates Inc.(a)(b)	4,015	341,797
Pzena Investment Management Inc. Class A	1,462	10,322
Raymond James Financial Inc.	22,821	872,675
Rodman & Renshaw Capital Group Inc.(a)	3,659	7,501
Sanders Morris Harris Group Inc.	4,213	33,746
SeaCube Container Leasing Ltd.	2,846	45,564
SLM Corp.(a)	120,489	1,843,482
Stifel Financial Corp.(a)	7,828	561,972
Student Loan Corp. (The) Escrow(a)(d)	889	2,223
SWS Group Inc.	6,414	38,933
T. Rowe Price Group Inc.	59,732	3,967,399
TD Ameritrade Holding Corp.	54,072	1,128,483
Teton Advisors Inc. Class B(d)	32	480
TradeStation Group Inc.(a)	8,929	62,682
Virtus Investment Partners Inc.(a)	1,286	75,771
Waddell & Reed Financial Inc. Class A	20,069	815,002
Westwood Holdings Group Inc.	1,193	48,018
World Acceptance Corp.(a)(b)	3,917	255,388

		163,235,181

ELECTRIC – 2.81%
AES Corp. (The)(a)	154,451	2,007,863
ALLETE Inc.	6,891	268,542
Alliant Energy Corp.	25,636	998,009
Ameren Corp.	54,417	1,527,485
Ameresco Inc. Class A(a)	1,980	27,997
American Electric Power Co. Inc.	110,127	3,869,863
Avista Corp.	13,073	302,379
Black Hills Corp.	9,114	304,772
Calpine Corp.(a)	79,846	1,267,156
CenterPoint Energy Inc.	96,343	1,691,783
Central Vermont Public Service Corp.	3,277	76,321
CH Energy Group Inc.	3,600	181,944
Cleco Corp.	13,992	479,786
CMS Energy Corp.	56,083	1,101,470
Consolidated Edison Inc.	64,913	3,292,387
Constellation Energy Group Inc.	42,647	1,327,601
Dominion Resources Inc.	137,013	6,124,481
DPL Inc.	27,164	744,565
DTE Energy Co.	38,738	1,896,613
Duke Energy Corp.	301,504	5,472,298
Dynegy Inc.(a)	23,061	131,217
Edison International	74,644	2,731,224
El Paso Electric Co.(a)	10,334	314,154
Empire District Electric Co. (The)	8,987	195,827

Security	Shares	Value
EnerNOC Inc.(a)(b)	4,380	83,702
Entergy Corp.	41,062	2,759,777
Exelon Corp.	151,854	6,262,459
FirstEnergy Corp.	96,095	3,564,164
GenOn Energy Inc.(a)	178,221	679,022
Great Plains Energy Inc.	31,580	632,232
Hawaiian Electric Industries Inc.	21,319	528,711
IDACORP Inc.	11,288	430,073
Integrys Energy Group Inc.	17,897	903,977
ITC Holdings Corp.	11,653	814,545
MDU Resources Group Inc.	43,687	1,003,490
MGE Energy Inc.	5,269	213,342
NextEra Energy Inc.	95,284	5,252,054
Northeast Utilities	40,169	1,389,847
NorthWestern Corp.	8,610	260,883
NRG Energy Inc.(a)	58,990	1,270,645
NSTAR	24,718	1,143,702
NV Energy Inc.	54,463	810,954
OGE Energy Corp.	22,495	1,137,347
Ormat Technologies Inc.	4,468	113,174
Otter Tail Corp.	8,336	189,477
Pepco Holdings Inc.	51,734	964,839
PG&E Corp.	89,900	3,971,782
Pike Electric Corp.(a)	4,058	38,632
Pinnacle West Capital Corp.	25,186	1,077,709
PNM Resources Inc.	20,415	304,592
Portland General Electric Co.	17,559	417,377
PPL Corp.	110,551	2,796,940
Progress Energy Inc.	66,134	3,051,423
Public Service Enterprise Group Inc.	116,059	3,657,019
SCANA Corp.	25,784	1,015,116
Southern Co.	189,505	7,222,036
TECO Energy Inc.	49,351	925,825
UIL Holdings Corp.	11,548	352,445
UniSource Energy Corp.	8,313	300,349
Unitil Corp.	2,256	53,151
Westar Energy Inc.	27,861	736,088
Wisconsin Energy Corp.	53,818	1,641,449
Xcel Energy Inc.	110,528	2,640,514

		96,946,600

ELECTRICAL COMPONENTS & EQUIPMENT – 0.56%
A123 Systems Inc.(a)(b)	15,794	100,292
Advanced Battery Technologies Inc.(a)(b)	15,147	29,385
Advanced Energy Industries Inc.(a)	8,030	131,290
American Superconductor Corp.(a)(b)	11,910	296,202
AMETEK Inc.	36,449	1,599,018
Belden Inc.	10,987	412,562
Capstone Turbine Corp.(a)(b)	59,806	108,249
Coleman Cable Inc.(a)	1,819	16,116
Emerson Electric Co.	173,040	10,110,727
Encore Wire Corp.	4,148	100,962
Energizer Holdings Inc.(a)	16,254	1,156,635
Energy Conversion Devices Inc.(a)(b)	11,162	25,226
EnerSys Inc.(a)	11,280	448,380
Evergreen Solar Inc.(a)(b)	7,908	10,676
Generac Holdings Inc.(a)	4,472	90,737
General Cable Corp.(a)	12,220	529,126
GrafTech International Ltd.(a)	28,089	579,476
Graham Corp.	2,255	53,985
Greatbatch Inc.(a)	5,060	133,887
Hubbell Inc. Class B	13,664	970,554

8	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Insteel Industries Inc.	4,155	58,752
Littelfuse Inc.	4,870	278,077
Molex Inc.(b)	30,900	776,208
Powell Industries Inc.(a)	1,803	71,110
Power-One Inc.(a)(b)	14,705	128,669
PowerSecure International Inc.(a)	4,006	34,451
SatCon Technology Corp.(a)(b)	26,345	101,692
SunPower Corp. Class A(a)(b)	22,912	392,712
Universal Display Corp.(a)	8,009	440,815
Vicor Corp.	4,377	72,177

		19,258,148

ELECTRONICS – 0.96%
Agilent Technologies Inc.(a)	80,157	3,589,430
American Science and Engineering Inc.	2,157	199,221
Amphenol Corp. Class A	40,036	2,177,558
Analogic Corp.	2,931	165,748
Applied Energetics Inc.(a)(b)	17,935	11,837
Arrow Electronics Inc.(a)	26,573	1,112,877
Avnet Inc.(a)	35,093	1,196,320
AVX Corp.	11,333	168,975
Badger Meter Inc.	3,249	133,891
Ballantyne Strong Inc.(a)	3,250	23,303
Bel Fuse Inc. Class B	2,667	58,701
Benchmark Electronics Inc.(a)	14,851	281,723
Brady Corp. Class A	11,343	404,832
Checkpoint Systems Inc.(a)	8,854	199,038
Coherent Inc.(a)	5,720	332,389
CTS Corp.	8,043	86,864
Cubic Corp.	3,499	201,192
Cymer Inc.(a)	7,082	400,700
Daktronics Inc.	7,128	76,626
DDi Corp.	3,693	39,035
Dionex Corp.(a)	3,967	468,304
Dolby Laboratories Inc. Class A(a)	12,489	614,584
Electro Scientific Industries Inc.(a)	5,989	103,969
FARO Technologies Inc.(a)	3,656	146,240
FEI Co.(a)	8,686	292,892
FLIR Systems Inc.	35,465	1,227,444
Fluidigm Corp.(a)	1,468	21,007
Garmin Ltd.(b)	26,039	881,681
Gentex Corp.	31,750	960,437
II-VI Inc.(a)	5,588	278,003
Itron Inc.(a)	9,316	525,795
Jabil Circuit Inc.	41,247	842,676
L-1 Identity Solutions Inc.(a)	18,552	218,543
LaBarge Inc.(a)	2,807	49,684
Measurement Specialties Inc.(a)	3,257	110,933
Methode Electronics Inc.	9,125	110,230
Mettler-Toledo International Inc.(a)	7,679	1,320,788
Multi-Fineline Electronix Inc.(a)	2,037	57,484
National Instruments Corp.	19,875	651,304
NVE Corp.(a)	1,049	59,101
OSI Systems Inc.(a)	3,423	128,465
OYO Geospace Corp.(a)	891	87,835
Park Electrochemical Corp.	4,518	145,706
PerkinElmer Inc.	27,416	720,218
Plexus Corp.(a)	9,468	331,948
Pulse Electronics Corp.	9,533	57,675
Rofin-Sinar Technologies Inc.(a)	6,433	254,103
Rogers Corp.(a)	3,823	172,264
Sanmina-SCI Corp.(a)	17,774	199,247

Security	Shares	Value
Spectrum Control Inc.(a)	2,557	50,322
SRS Labs Inc.(a)	3,101	26,483
Stoneridge Inc.(a)	3,243	47,413
Taser International Inc.(a)(b)	13,973	56,870
Thermo Fisher Scientific Inc.(a)	94,317	5,239,309
Thomas & Betts Corp.(a)	12,278	730,173
Trimble Navigation Ltd.(a)	28,036	1,416,939
TTM Technologies Inc.(a)	18,985	344,768
UQM Technologies Inc.(a)	7,139	21,274
Viasystems Group Inc.(a)	987	26,935
Vishay Intertechnology Inc.(a)	35,006	621,006
Vishay Precision Group Inc.(a)	2,581	40,444
Waters Corp.(a)	21,451	1,864,092
Watts Water Technologies Inc. Class A	6,663	254,460
Woodward Inc.	13,980	483,149
X-Rite Inc.(a)(b)	6,202	29,460
Zygo Corp.(a)	3,649	53,348

		33,205,265

ENERGY – ALTERNATE SOURCES – 0.09%
Amyris Inc.(a)(b)	1,678	47,890
Clean Energy Fuels Corp.(a)(b)	10,839	177,543
Comverge Inc.(a)	5,106	23,794
Covanta Holding Corp.	29,664	506,661
Ener1 Inc.(a)	11,921	35,286
First Solar Inc.(a)(b)	12,806	2,059,717
FuelCell Energy Inc.(a)(b)	19,312	41,328
Gevo Inc.(a)	1,121	22,084
Green Plains Renewable Energy Inc.(a)(b)	3,474	41,757
GT Solar International Inc.(a)	12,461	132,834
Headwaters Inc.(a)	14,714	86,813
Hoku Corp.(a)(b)	3,899	7,798
Syntroleum Corp.(a)(b)	13,200	29,832

		3,213,337

ENGINEERING & CONSTRUCTION – 0.35%
AECOM Technology Corp.(a)	23,563	653,402
Argan Inc.(a)(b)	1,634	13,987
Chicago Bridge & Iron Co. NV	22,941	932,781
Dycom Industries Inc.(a)	8,602	149,159
EMCOR Group Inc.(a)	15,418	477,495
Fluor Corp.	41,156	3,031,551
Granite Construction Inc.	8,069	226,739
Insituform Technologies Inc. Class A(a)	8,970	239,947
Jacobs Engineering Group Inc.(a)	28,937	1,488,230
KBR Inc.	34,718	1,311,299
Layne Christensen Co.(a)	4,397	151,697
McDermott International Inc.(a)	53,310	1,353,541
Mistras Group Inc.(a)	2,373	40,839
MYR Group Inc.(a)	3,899	93,264
Orion Marine Group Inc.(a)	6,281	67,458
Shaw Group Inc. (The)(a)	19,673	696,621
Sterling Construction Co. Inc.(a)	4,265	71,993
Tutor Perini Corp.	6,155	149,936
URS Corp.(a)	19,207	884,482
VSE Corp.	924	27,452

		12,061,873

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
ENTERTAINMENT – 0.16%
Ascent Media Corp. Class A(a)	3,193	155,978
Bally Technologies Inc.(a)	12,922	489,098
Bluegreen Corp.(a)	2,283	9,383
Carmike Cinemas Inc.(a)	2,675	19,126
Churchill Downs Inc.	2,856	118,524
Cinemark Holdings Inc.	13,457	260,393
DreamWorks Animation SKG Inc. Class A(a)	17,130	478,441
Empire Resorts Inc.(a)	5,812	3,604
International Game Technology	68,940	1,118,896
International Speedway Corp. Class A	7,191	214,292
Isle of Capri Casinos Inc.(a)	3,597	34,172
Lions Gate Entertainment Corp.(a)	14,230	88,938
Madison Square Garden Inc. Class A(a)	13,970	377,050
National CineMedia Inc.	12,381	231,153
Penn National Gaming Inc.(a)	15,937	590,625
Pinnacle Entertainment Inc.(a)	13,971	190,285
Regal Entertainment Group Class A	18,986	256,311
Scientific Games Corp. Class A(a)	14,903	130,252
Shuffle Master Inc.(a)	12,737	136,031
Speedway Motorsports Inc.	3,192	51,008
Steinway Musical Instruments Inc.(a)	1,797	39,911
Vail Resorts Inc.(a)	8,421	410,608
Warner Music Group Corp.(a)	11,001	74,477

		5,478,556

ENVIRONMENTAL CONTROL – 0.34%
Calgon Carbon Corp.(a)	12,609	200,231
Casella Waste Systems Inc. Class A(a)	5,716	40,984
Clean Harbors Inc.(a)	5,213	514,315
Darling International Inc.(a)	23,903	367,389
Energy Recovery Inc.(a)(b)	7,383	23,478
EnergySolutions Inc.	19,785	117,919
Fuel Tech Inc.(a)	4,048	36,027
Met-Pro Corp.	3,502	41,674
Metalico Inc.(a)	6,219	38,682
Mine Safety Appliances Co.	6,142	225,227
Nalco Holding Co.	30,149	823,369
Rentech Inc.(a)	53,241	66,551
Republic Services Inc.	74,838	2,248,134
Stericycle Inc.(a)	19,563	1,734,651
Tetra Tech Inc.(a)	14,351	354,326
US Ecology Inc.	4,770	83,141
Waste Connections Inc.	26,490	762,647
Waste Management Inc.	111,013	4,145,225

		11,823,970

FOOD – 1.67%
Arden Group Inc. Class A	214	16,330
B&G Foods Inc. Class A	11,341	212,871
Bridgford Foods Corp.	415	4,652
Cal-Maine Foods Inc.(b)	3,302	97,409
Calavo Growers Inc.	2,447	53,467
Campbell Soup Co.	39,860	1,319,765
Chiquita Brands International Inc.(a)	10,867	166,700
ConAgra Foods Inc.	102,579	2,436,251
Corn Products International Inc.	17,414	902,393
Dean Foods Co.(a)	42,721	427,210
Diamond Foods Inc.	5,169	288,430
Dole Food Co. Inc.(a)(b)	8,505	115,923
Flowers Foods Inc.	17,152	467,049
Fresh Del Monte Produce Inc.(b)	8,786	229,402
Fresh Market Inc. (The)(a)	3,157	119,145

Security	Shares	Value
General Mills Inc.	152,024	5,556,477
H.J. Heinz Co.	72,708	3,549,605
Hain Celestial Group Inc.(a)	9,725	313,923
Hershey Co. (The)	35,472	1,927,903
Hormel Foods Corp.	32,036	891,882
Imperial Sugar Co.	3,680	49,091
Ingles Markets Inc. Class A	2,764	54,755
J&J Snack Foods Corp.	3,207	150,954
J.M. Smucker Co. (The)	27,467	1,960,869
John B. Sanfilippo & Son Inc.(a)	1,813	21,212
Kellogg Co.	59,285	3,200,204
Kraft Foods Inc. Class A	368,480	11,555,533
Kroger Co. (The)	148,410	3,557,388
Lifeway Foods Inc.(a)(b)	1,086	11,316
M&F Worldwide Corp.(a)	2,712	68,125
McCormick & Co. Inc. NVS	30,662	1,466,563
Nash-Finch Co.	3,173	120,384
Pilgrim’s Pride Corp.(a)	10,032	77,347
Ralcorp Holdings Inc.(a)	12,737	871,593
Ruddick Corp.	9,882	381,346
Safeway Inc.	84,777	1,995,651
Sanderson Farms Inc.(b)	5,435	249,575
Sara Lee Corp.	143,048	2,527,658
Seaboard Corp.	72	173,736
Seneca Foods Corp. Class A(a)	2,157	64,430
Smart Balance Inc.(a)	14,628	67,143
Smithfield Foods Inc.(a)	31,949	768,693
Snyders-Lance Inc.	5,623	111,617
Spartan Stores Inc.	4,936	73,003
SUPERVALU Inc.	48,603	434,025
Sysco Corp.	135,393	3,750,386
Tootsie Roll Industries Inc.(b)	5,996	170,047
TreeHouse Foods Inc.(a)	7,940	451,548
Tyson Foods Inc. Class A	69,011	1,324,321
United Natural Foods Inc.(a)	11,012	493,558
Village Super Market Inc. Class A	1,438	41,846
Weis Markets Inc.	2,766	111,912
Whole Foods Market Inc.	32,248	2,125,143
Winn-Dixie Stores Inc.(a)	12,539	89,528

		57,667,287

FOREST PRODUCTS & PAPER – 0.41%
Boise Inc.(b)	14,858	136,099
Buckeye Technologies Inc.	8,582	233,688
Clearwater Paper Corp.(a)	2,598	211,477
Deltic Timber Corp.	2,447	163,558
Domtar Corp.	9,589	880,078
International Paper Co.	100,381	3,029,499
KapStone Paper and Packaging Corp.(a)	8,273	142,047
Louisiana-Pacific Corp.(a)	30,029	315,305
MeadWestvaco Corp.	39,610	1,201,371
Neenah Paper Inc.	3,360	73,819
P.H. Glatfelter Co.	10,191	135,744
Plum Creek Timber Co. Inc.(b)	37,616	1,640,434
Potlatch Corp.(b)	9,340	375,468
Rayonier Inc.(b)	18,546	1,155,601
Rock-Tenn Co. Class A	8,921	618,671
Schweitzer-Mauduit International Inc.	4,106	207,805
Temple-Inland Inc.	24,900	582,660
Verso Paper Corp.(a)(b)	3,367	18,013
Wausau Paper Corp.	10,139	77,462
Weyerhaeuser Co.	123,091	3,028,039
Xerium Technologies Inc.(a)(b)	1,716	41,270

		14,268,108

10	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
GAS – 0.39%
AGL Resources Inc.	18,051	719,152
Atmos Energy Corp.	21,369	728,683
Chesapeake Utilities Corp.	2,198	91,481
Energen Corp.	16,647	1,050,758
Laclede Group Inc. (The)	5,299	201,892
National Fuel Gas Co.	16,945	1,253,930
New Jersey Resources Corp.	9,600	412,320
Nicor Inc.	10,500	563,850
NiSource Inc.	64,091	1,229,265
Northwest Natural Gas Co.	6,290	290,158
Piedmont Natural Gas Co.	16,419	498,317
Sempra Energy	56,988	3,048,858
South Jersey Industries Inc.	6,793	380,204
Southern Union Co.	28,881	826,574
Southwest Gas Corp.	10,576	412,147
UGI Corp.	25,447	837,206
Vectren Corp.	18,979	516,229
WGL Holdings Inc.	11,560	450,840

		13,511,864

HAND & MACHINE TOOLS – 0.17%
Franklin Electric Co. Inc.	5,474	252,899
Kennametal Inc.	18,940	738,660
Lincoln Electric Holdings Inc.	9,859	748,495
Regal Beloit Corp.	8,965	661,886
Snap-on Inc.	13,230	794,594
Stanley Black & Decker Inc.	36,997	2,833,970

		6,030,504

HEALTH CARE – PRODUCTS – 3.31%
Abaxis Inc.(a)	4,836	139,470
ABIOMED Inc.(a)	7,052	102,466
Accuray Inc.(a)	11,591	104,667
Alcon Inc.	15,969	2,643,029
Alere Inc.(a)	19,122	748,435
Align Technology Inc.(a)	13,839	283,423
Alphatec Holdings Inc.(a)	9,174	24,770
American Medical Systems Holdings Inc.(a)	17,789	384,954
AngioDynamics Inc.(a)	6,467	97,781
Arthrocare Corp.(a)	5,932	197,773
Atrion Corp.	353	61,588
Baxter International Inc.	137,086	7,371,114
Beckman Coulter Inc.	16,159	1,342,328
Becton, Dickinson and Co.	50,808	4,045,333
BG Medicine Inc.(a)	1,321	10,185
Boston Scientific Corp.(a)	349,371	2,511,977
Bruker Corp.(a)	16,977	353,970
C.R. Bard Inc.	19,907	1,976,964
Caliper Life Sciences Inc.(a)	10,178	68,803
Cantel Medical Corp.	2,597	66,873
CardioNet Inc.(a)	5,463	26,168
CareFusion Corp.(a)	41,434	1,168,439
Cepheid Inc.(a)	13,167	368,939
Cerus Corp.(a)(b)	8,238	23,808
Clinical Data Inc.(a)	2,798	84,779
Conceptus Inc.(a)	7,842	113,317

Security	Shares	Value
CONMED Corp.(a)	6,676	175,445
Cooper Companies Inc. (The)	10,539	731,934
Covidien PLC	115,238	5,985,462
Cutera Inc.(a)	2,721	23,319
Cyberonics Inc.(a)	6,730	214,081
Cynosure Inc. Class A(a)	1,715	23,821
Delcath Systems Inc.(a)(b)	8,834	65,107
DENTSPLY International Inc.	33,846	1,251,964
DexCom Inc.(a)	13,764	213,617
Edwards Lifesciences Corp.(a)	26,105	2,271,135
Endologix Inc.(a)	11,867	80,458
Exactech Inc.(a)	1,656	29,063
Female Health Co. (The)(b)	4,649	23,199
Gen-Probe Inc.(a)	11,528	764,883
Haemonetics Corp.(a)	5,831	382,164
Hanger Orthopedic Group Inc.(a)	5,682	147,902
Hansen Medical Inc.(a)(b)	8,050	17,791
HeartWare International Inc.(a)	2,201	188,252
Henry Schein Inc.(a)	21,054	1,477,359
Hill-Rom Holdings Inc.	14,734	559,597
Hologic Inc.(a)	59,882	1,329,380
ICU Medical Inc.(a)	2,861	125,255
IDEXX Laboratories Inc.(a)	13,355	1,031,273
Immucor Inc.(a)	15,980	316,084
Insulet Corp.(a)	10,487	216,242
Intuitive Surgical Inc.(a)	8,991	2,998,139
Invacare Corp.	6,627	206,232
IRIS International Inc.(a)	4,300	38,786
Johnson & Johnson	633,505	37,535,171
Kensey Nash Corp.(a)	1,607	40,030
Kinetic Concepts Inc.(a)	14,492	788,655
LCA-Vision Inc.(a)	5,038	34,007
Luminex Corp.(a)	9,101	170,735
MAKO Surgical Corp.(a)	7,399	179,056
Masimo Corp.	12,042	398,590
Medical Action Industries Inc.(a)	3,190	26,796
Medtronic Inc.	253,086	9,958,934
MELA Sciences Inc.(a)(b)	5,983	21,060
Merge Healthcare Inc.(a)	13,260	64,709
Meridian Bioscience Inc.	9,397	225,434
Merit Medical Systems Inc.(a)	6,155	120,761
Metabolix Inc.(a)(b)	5,518	57,994
Microvision Inc.(a)(b)	19,704	26,009
Natus Medical Inc.(a)	6,276	105,437
NuVasive Inc.(a)	9,250	234,210
NxStage Medical Inc.(a)	6,296	138,386
OraSure Technologies Inc.(a)	10,408	81,807
Orthofix International NV(a)	3,789	122,991
Orthovita Inc.(a)	15,468	32,947
Palomar Medical Technologies Inc.(a)	4,165	61,850
Patterson Companies Inc.	23,614	760,135
PSS World Medical Inc.(a)	13,467	365,629
Quidel Corp.(a)	6,406	76,616
ResMed Inc.(a)	34,549	1,036,470
Rochester Medical Corp.(a)	2,198	25,233
Sirona Dental Systems Inc.(a)	7,868	394,659
Solta Medical Inc.(a)	11,028	36,392
SonoSite Inc.(a)	3,359	111,922
Spectranetics Corp.(a)	7,007	33,003
St. Jude Medical Inc.	75,869	3,889,045
Staar Surgical Co.(a)	6,469	36,032
Stereotaxis Inc.(a)(b)	5,924	22,926
Steris Corp.	13,859	478,690

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Stryker Corp.	72,432	4,403,866
SurModics Inc.(a)	3,429	42,862
Symmetry Medical Inc.(a)	7,931	77,724
Syneron Medical Ltd.(a)	8,911	116,199
Synovis Life Technologies Inc.(a)	2,859	54,836
TECHNE Corp.	8,622	617,335
Thoratec Corp.(a)	13,112	339,994
TomoTherapy Inc.(a)	9,547	43,630
Unilife Corp.(a)	9,633	54,619
Varian Medical Systems Inc.(a)	28,252	1,910,965
Vascular Solutions Inc.(a)	3,374	36,810
Vital Images Inc.(a)	3,786	51,149
Volcano Corp.(a)	11,048	282,829
West Pharmaceutical Services Inc.	7,703	344,863
Wright Medical Group Inc.(a)	8,938	152,035
Young Innovations Inc.	1,164	36,550
Zimmer Holdings Inc.(a)	44,211	2,676,092
Zoll Medical Corp.(a)	5,125	229,651

		114,373,627

HEALTH CARE – SERVICES – 1.27%
Aetna Inc.	92,013	3,444,047
Air Methods Corp.(a)	2,393	160,929
Alliance Healthcare Services Inc.(a)	5,802	25,645
Allied Healthcare International Inc.(a)	10,311	26,190
Almost Family Inc.(a)	2,157	81,189
Amedisys Inc.(a)	6,632	232,120
America Service Group Inc.	1,706	43,742
American Dental Partners Inc.(a)	4,396	57,676
AMERIGROUP Corp.(a)	12,020	772,285
AmSurg Corp.(a)	7,387	187,925
Assisted Living Concepts Inc. Class A(a)	2,473	96,793
Bio-Reference Laboratories Inc.(a)	5,727	128,514
Brookdale Senior Living Inc.(a)	19,997	559,916
Capital Senior Living Corp.(a)	5,231	55,553
Centene Corp.(a)	11,001	362,813
Community Health Systems Inc.(a)	21,934	877,141
Continucare Corp.(a)	8,543	45,705
Covance Inc.(a)(b)	13,960	763,891
Coventry Health Care Inc.(a)	33,694	1,074,502
DaVita Inc.(a)	22,355	1,911,576
Emeritus Corp.(a)	4,996	127,198
Ensign Group Inc. (The)	3,114	99,430
Five Star Quality Care Inc.(a)	7,244	58,894
Gentiva Health Services Inc.(a)	6,512	182,531
Health Management Associates Inc. Class A(a)	57,265	624,189
Health Net Inc.(a)	21,448	701,350
HealthSouth Corp.(a)	21,859	546,038
Healthways Inc.(a)	8,058	123,851
Humana Inc.(a)	39,135	2,737,102
IPC The Hospitalist Co. Inc.(a)(b)	3,732	169,470
Kindred Healthcare Inc.(a)	9,034	215,732
Laboratory Corp. of America Holdings(a)	23,902	2,202,091
LHC Group Inc.(a)	3,302	99,060
LifePoint Hospitals Inc.(a)	12,050	484,169
Lincare Holdings Inc.	23,061	683,989
Magellan Health Services Inc.(a)	7,499	368,051
MedCath Corp.(a)	4,024	56,135
MEDNAX Inc.(a)	10,844	722,319
Metropolitan Health Networks Inc.(a)	10,433	49,348
Molina Healthcare Inc.(a)	3,350	134,000
National Healthcare Corp.	2,024	94,096

Security	Shares	Value
Neostem Inc.(a)(b)	5,822	10,014
Quest Diagnostics Inc.	29,601	1,708,570
RehabCare Group Inc.(a)	5,641	207,984
Select Medical Holdings Corp.(a)	10,447	84,203
Skilled Healthcare Group Inc. Class A(a)	5,073	73,000
Sun Healthcare Group Inc.(a)	6,232	87,684
Sunrise Senior Living Inc.(a)	12,132	144,735
Tenet Healthcare Corp.(a)	111,454	830,332
Triple-S Management Corp. Class B(a)	4,887	100,574
U.S. Physical Therapy Inc.	2,742	61,256
UnitedHealth Group Inc.	261,187	11,805,652
Universal Health Services Inc. Class B	20,815	1,028,469
WellCare Health Plans Inc.(a)	9,964	417,990
WellPoint Inc.	86,286	6,021,900

		43,969,558

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Harbinger Group Inc.(a)	2,907	15,146
Heckmann Corp.(a)	21,306	139,554
Leucadia National Corp.	44,489	1,670,117
Primoris Services Corp.(b)	4,142	42,000

		1,866,817

HOME BUILDERS – 0.15%
Beazer Homes USA Inc.(a)(b)	14,892	68,056
Cavco Industries Inc.(a)	1,543	69,682
D.R. Horton Inc.	64,843	755,421
Hovnanian Enterprises Inc. Class A(a)(b)	11,461	40,457
KB Home	17,626	219,267
Lennar Corp. Class A	37,170	673,520
M.D.C. Holdings Inc.	8,794	222,928
M/I Homes Inc.(a)	4,040	60,560
Meritage Homes Corp.(a)	7,711	186,066
NVR Inc.(a)	1,349	1,019,844
Pulte Group Inc.(a)	78,606	581,684
Ryland Group Inc.	10,604	168,604
Skyline Corp.	1,569	31,459
Standard-Pacific Corp.(a)	27,416	102,262
Thor Industries Inc.	7,869	262,589
Toll Brothers Inc.(a)	33,049	653,379
Winnebago Industries Inc.(a)	7,092	94,820

		5,210,598

HOME FURNISHINGS – 0.12%
American Woodmark Corp.(b)	2,653	55,395
Audiovox Corp. Class A(a)	3,733	29,864
DTS Inc.(a)	4,138	192,955
Ethan Allen Interiors Inc.	5,983	131,028
Furniture Brands International Inc.(a)	10,867	49,445
Harman International Industries Inc.	16,056	751,742
Hooker Furniture Corp.	2,670	31,933
Kimball International Inc. Class B	8,750	61,250
La-Z-Boy Inc.(a)	11,530	110,111
Sealy Corp.(a)(b)	10,132	25,735
Tempur-Pedic International Inc.(a)	15,601	790,347
TiVo Inc.(a)	26,316	230,528
Universal Electronics Inc.(a)	3,285	97,105
Whirlpool Corp.	17,342	1,480,313

		4,037,751

12	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.51%
ACCO Brands Corp.(a)	12,160	116,006
American Greetings Corp. Class A	9,012	212,683
Avery Dennison Corp.	25,618	1,074,931
Blyth Inc.	1,492	48,475
Central Garden & Pet Co. Class A(a)	12,947	119,242
Church & Dwight Co. Inc.	16,383	1,299,827
Clorox Co. (The)	32,493	2,276,785
CSS Industries Inc.	1,762	33,214
Ennis Inc.	5,816	99,047
Fortune Brands Inc.	35,178	2,177,166
Fossil Inc.(a)	11,534	1,080,159
Helen of Troy Ltd.(a)(b)	6,846	201,272
Jarden Corp.	20,727	737,259
Kid Brands Inc.(a)	2,885	21,205
Kimberly-Clark Corp.	95,013	6,201,499
Oil-Dri Corp. of America	1,390	29,607
Prestige Brands Holdings Inc.(a)	8,975	103,213
Scotts Miracle-Gro Co. (The) Class A	10,325	597,301
Spectrum Brands Holdings Inc.(a)	4,333	120,284
Standard Register Co. (The)	4,062	13,486
Summer Infant Inc.(a)	2,469	19,752
Tupperware Brands Corp.	14,597	871,587
WD-40 Co.	3,989	168,894

		17,622,894

HOUSEWARES – 0.06%
Libbey Inc.(a)	5,205	85,883
Lifetime Brands Inc.(a)	1,700	25,500
National Presto Industries Inc.	1,069	120,455
Newell Rubbermaid Inc.	66,763	1,277,176
Toro Co. (The)	7,164	474,400

		1,983,414

INSURANCE – 3.85%
ACE Ltd.	77,782	5,032,495
Aflac Inc.	107,916	5,695,806
Alleghany Corp.(a)	1,551	513,350
Allied World Assurance Co. Holdings Ltd.	8,890	557,314
Allstate Corp. (The)	123,690	3,930,868
Alterra Capital Holdings Ltd.	19,649	438,959
American Equity Investment Life Holding Co.	12,844	168,513
American Financial Group Inc.	18,900	661,878
American International Group Inc.(a)(b)	27,711	973,765
American National Insurance Co.	1,700	134,589
American Safety Insurance Holdings Ltd.(a)(b)	2,493	53,425
Amerisafe Inc.(a)	4,253	94,034
AmTrust Financial Services Inc.	5,618	107,135
Aon Corp.	75,201	3,982,645
Arch Capital Group Ltd.(a)	10,741	1,065,400
Argo Group International Holdings Ltd.	6,440	212,778
Arthur J. Gallagher & Co.	23,932	727,772
Aspen Insurance Holdings Ltd.	16,523	455,374
Assurant Inc.	23,073	888,541
Assured Guaranty Ltd.	41,670	620,883
Axis Capital Holdings Ltd.	27,400	956,808
Baldwin & Lyons Inc. Class B	1,817	42,554
Berkshire Hathaway Inc. Class B(a)	397,278	33,224,359
Brown & Brown Inc.	26,337	679,495
Chubb Corp. (The)	69,887	4,284,772

Security	Shares	Value
CIGNA Corp.	63,725	2,821,743
Cincinnati Financial Corp.	33,493	1,098,570
Citizens Inc.(a)(b)	9,759	71,241
CNA Financial Corp.	6,366	188,115
CNA Surety Corp.(a)	3,686	93,108
CNO Financial Group Inc.(a)	50,653	380,404
Crawford & Co. Class B	5,778	27,503
Delphi Financial Group Inc. Class A	11,143	342,202
Donegal Group Inc. Class A	2,931	39,187
eHealth Inc.(a)	5,852	77,832
EMC Insurance Group Inc.	1,190	29,548
Employers Holdings Inc.	8,461	174,804
Endurance Specialty Holdings Ltd.(b)	7,844	382,944
Enstar Group Ltd.(a)	1,604	160,208
Erie Indemnity Co. Class A	6,686	475,441
Everest Re Group Ltd.	12,648	1,115,301
FBL Financial Group Inc. Class A	3,279	100,731
Fidelity National Financial Inc. Class A	53,369	754,104
First American Financial Corp.	23,598	389,367
Flagstone Reinsurance Holdings SA	9,996	90,064
Fortegra Financial Corp.(a)	1,378	15,654
FPIC Insurance Group Inc.(a)	1,955	74,095
Genworth Financial Inc. Class A(a)	112,848	1,518,934
Gerova Financial Group Ltd.(a)(d)	301	1,580
Global Indemnity PLC(a)	3,996	87,832
Greenlight Capital Re Ltd. Class A(a)	6,752	190,474
Hallmark Financial Services Inc.(a)	3,139	26,305
Hanover Insurance Group Inc. (The)	10,503	475,261
Harleysville Group Inc.	3,013	99,821
Hartford Financial Services Group Inc. (The)	102,168	2,751,384
HCC Insurance Holdings Inc.	26,755	837,699
Horace Mann Educators Corp.	9,704	163,027
Infinity Property and Casualty Corp.	2,729	162,348
Kansas City Life Insurance Co.	1,019	32,588
Life Partners Holdings Inc.(b)	2,360	18,974
Lincoln National Corp.	69,736	2,094,869
Loews Corp.	72,467	3,122,603
Maiden Holdings Ltd.	11,430	85,611
Markel Corp.(a)	2,270	940,802
Marsh & McLennan Companies Inc.	124,517	3,711,852
MBIA Inc.(a)(b)	34,183	343,197
Meadowbrook Insurance Group Inc.	12,458	128,940
Mercury General Corp.	6,204	242,763
MetLife Inc.	149,259	6,676,355
MGIC Investment Corp.(a)	46,798	416,034
Montpelier Re Holdings Ltd.	14,352	253,600
National Interstate Corp.	1,142	23,811
National Western Life Insurance Co. Class A	560	90,860
Navigators Group Inc. (The)(a)	2,856	147,084
Old Republic International Corp.	60,033	761,819
OneBeacon Insurance Group Ltd.(b)	4,817	65,174
PartnerRe Ltd.	15,577	1,234,321
Phoenix Companies Inc. (The)(a)	26,676	72,559
Platinum Underwriters Holdings Ltd.	8,834	336,487
PMI Group Inc. (The)(a)	33,866	91,438
Presidential Life Corp.	4,923	46,916
Primerica Inc.	5,862	149,540
Primus Guaranty Ltd.(a)(b)	4,319	21,941
Principal Financial Group Inc.	73,753	2,368,209
ProAssurance Corp.(a)	6,911	437,950
Progressive Corp. (The)	154,260	3,259,514
Protective Life Corp.	20,030	531,797
Prudential Financial Inc.	106,603	6,564,613

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Radian Group Inc.	31,550	214,856
Reinsurance Group of America Inc.	16,939	1,063,430
RenaissanceRe Holdings Ltd.	12,560	866,514
RLI Corp.	4,411	254,294
Safety Insurance Group Inc.	2,873	132,474
SeaBright Insurance Holdings Inc.	4,631	47,468
Selective Insurance Group Inc.	12,101	209,347
StanCorp Financial Group Inc.	11,023	508,381
State Auto Financial Corp.	3,288	59,907
Stewart Information Services Corp.	4,030	42,234
Symetra Financial Corp.	8,327	113,247
Torchmark Corp.	17,870	1,187,998
Tower Group Inc.	8,031	192,985
Transatlantic Holdings Inc.	14,593	710,241
Travelers Companies Inc. (The)	99,740	5,932,535
United Fire & Casualty Co.	5,641	114,005
Unitrin Inc.	11,415	352,495
Universal American Corp.	6,711	153,749
Universal Insurance Holdings Inc.	4,221	22,878
Unum Group	71,312	1,871,940
Validus Holdings Ltd.	15,161	505,316
W.R. Berkley Corp.	27,523	886,516
Wesco Financial Corp.	301	117,149
White Mountains Insurance Group Ltd.	1,622	590,732
XL Group PLC	74,330	1,828,518

		132,971,773

INTERNET – 2.69%
1-800-FLOWERS.COM Inc.(a)	5,411	17,856
AboveNet Inc.	5,265	341,488
Akamai Technologies Inc.(a)	41,634	1,582,092
Amazon.com Inc.(a)	80,367	14,476,508
Ancestry.com Inc.(a)	4,487	159,064
AOL Inc.(a)	24,076	470,204
Archipelago Learning Inc.(a)	1,710	14,620
Ariba Inc.(a)	20,391	696,149
Blue Coat Systems Inc.(a)	9,470	266,675
Blue Nile Inc.(a)(b)	3,014	162,726
BroadSoft Inc.(a)	1,715	81,788
Cogent Communications Group Inc.(a)	10,211	145,711
comScore Inc.(a)	5,133	151,475
Constant Contact Inc.(a)(b)	6,299	219,835
DealerTrack Holdings Inc.(a)	8,577	196,928
Dice Holdings Inc.(a)	3,768	56,934
Digital River Inc.(a)	9,125	341,549
Drugstore.com Inc.(a)(b)	19,424	74,782
EarthLink Inc.	24,477	191,655
eBay Inc.(a)	264,276	8,203,127
ePlus Inc.(a)	881	23,443
Equinix Inc.(a)	10,319	940,061
eResearchTechnology Inc.(a)	10,521	71,227
Expedia Inc.	46,695	1,058,109
F5 Networks Inc.(a)	18,379	1,885,134
Global Sources Ltd.(a)	3,899	45,345
Google Inc. Class A(a)	55,970	32,810,174
GSI Commerce Inc.(a)	14,977	438,377
IAC/InterActiveCorp(a)	16,477	508,975
InfoSpace Inc.(a)	7,277	63,019
Internap Network Services Corp.(a)	11,067	72,710
Internet Capital Group Inc.(a)	8,705	123,611
IntraLinks Holdings Inc.(a)	2,521	67,412
j2 Global Communications Inc.(a)	10,163	299,910

Security	Shares	Value
Keynote Systems Inc.	3,526	65,407
KIT Digital Inc.(a)(b)	6,340	76,334
Knot Inc. (The)(a)	6,837	82,386
Liberty Media Corp. - Liberty Interactive Group Series A(a)	137,695	2,208,628
Lionbridge Technologies Inc.(a)	13,003	44,600
Liquidity Services Inc.(a)	3,761	67,171
Local.com Corp.(a)(b)	3,671	14,280
LoopNet Inc.(a)	3,899	55,171
MediaMind Technologies Inc.(a)	1,224	16,903
ModusLink Global Solutions Inc.	11,044	60,300
Move Inc.(a)	35,606	85,098
Netflix Inc.(a)(b)	9,189	2,180,825
Network Engines Inc.(a)	8,254	16,756
NIC Inc.	11,837	147,489
NutriSystem Inc.(b)	6,975	101,068
Online Resources Corp.(a)	6,938	26,226
OpenTable Inc.(a)	3,611	384,030
Openwave Systems Inc.(a)	17,938	38,387
Orbitz Worldwide Inc.(a)	7,728	27,589
Overstock.com Inc.(a)	3,671	57,708
PCTEL Inc.(a)	4,918	37,721
Perficient Inc.(a)	5,663	68,013
Priceline.com Inc.(a)	10,916	5,528,299
QuinStreet Inc.(a)	2,380	54,097
Rackspace Hosting Inc.(a)(b)	22,243	953,113
ReachLocal Inc.(a)	1,105	22,100
RealNetworks Inc.(a)	17,600	65,472
RightNow Technologies Inc.(a)	4,545	142,258
S1 Corp.(a)	12,330	82,364
Safeguard Scientifics Inc.(a)	4,551	92,613
Sapient Corp.(a)	23,686	271,205
Shutterfly Inc.(a)	6,546	342,749
Sourcefire Inc.(a)	6,187	170,204
SPS Commerce Inc.(a)	1,084	16,813
Stamps.com Inc.	2,972	39,676
Support.com Inc.(a)	10,733	55,704
Symantec Corp.(a)	183,888	3,409,283
TechTarget Inc.(a)	1,734	15,450
TeleCommunication Systems Inc.(a)	10,380	42,766
Terremark Worldwide Inc.(a)	13,847	263,093
TIBCO Software Inc.(a)	38,381	1,045,882
Travelzoo Inc.(a)	1,286	85,635
United Online Inc.	19,632	123,780
US Auto Parts Network Inc.(a)	2,301	20,019
ValueClick Inc.(a)	19,249	278,341
Vasco Data Security International Inc.(a)	5,925	81,350
VeriSign Inc.	39,549	1,432,069
Vitacost.com Inc.(a)(d)	2,596	7,399
Vocus Inc.(a)	3,796	98,165
WebMD Health Corp.(a)(b)	13,779	736,074
Websense Inc.(a)	9,713	223,108
Yahoo! Inc.(a)	299,764	4,991,071
Zix Corp.(a)(b)	13,965	51,391

		92,862,306

INVESTMENT COMPANIES – 0.11%
American Capital Ltd.(a)	78,956	781,664
Apollo Investment Corp.	45,120	544,147
Ares Capital Corp.	46,446	784,937
Arlington Asset Investment Corp. Class A	1,597	48,613
BlackRock Kelso Capital Corp.(c)	14,995	151,899
Capital Southwest Corp.	715	65,444

14	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Fifth Street Finance Corp.	15,188	202,760
Gladstone Capital Corp.(b)	5,572	63,019
Gladstone Investment Corp.	5,158	40,026
Golub Capital BDC Inc.	1,697	26,779
Harris & Harris Group Inc.(a)	5,402	29,063
Hercules Technology Growth Capital Inc.	9,202	101,222
Kayne Anderson Energy Development Co.	2,310	45,184
Main Street Capital Corp.	3,756	69,298
MCG Capital Corp.	17,249	112,118
Medallion Financial Corp.	3,465	30,457
MVC Capital Inc.	5,426	74,445
NGP Capital Resources Co.	5,826	56,163
PennantPark Investment Corp.	8,814	105,063
PennyMac Mortgage Investment Trust(c)	6,155	113,190
Prospect Capital Corp.(b)	19,990	244,078
Solar Capital Ltd.	1,327	31,689
Solar Senior Capital Ltd.(a)	1,838	34,242
THL Credit Inc.	2,071	28,311
TICC Capital Corp.	6,894	74,938
Triangle Capital Corp.	4,609	83,238

		3,941,987

IRON & STEEL – 0.38%
AK Steel Holding Corp.	25,146	396,804
Allegheny Technologies Inc.	22,739	1,539,885
Carpenter Technology Corp.	10,310	440,340
Cliffs Natural Resources Inc.	31,075	3,054,051
Gibraltar Industries Inc.(a)	5,786	69,027
Metals USA Holdings Corp.(a)	2,105	34,459
Nucor Corp.	72,642	3,342,985
Olympic Steel Inc.	1,932	63,389
Reliance Steel & Aluminum Co.	17,169	992,025
Schnitzer Steel Industries Inc. Class A	5,112	332,331
Shiloh Industries Inc.	1,199	14,004
Steel Dynamics Inc.	49,293	925,230
United States Steel Corp.(b)	33,112	1,786,061
Universal Stainless & Alloy Products Inc.(a)	1,535	51,775

		13,042,366

LEISURE TIME – 0.28%
Ambassadors Group Inc.	5,192	56,852
Arctic Cat Inc.(a)	2,782	43,260
Brunswick Corp.	20,516	521,722
Callaway Golf Co.	16,299	111,159
Carnival Corp.	100,504	3,855,333
Harley-Davidson Inc.	54,275	2,306,145
Interval Leisure Group Inc.(a)	8,603	140,659
Johnson Outdoors Inc. Class A(a)	1,002	15,220
Life Time Fitness Inc.(a)(b)	9,373	349,707
Marine Products Corp.(a)	2,661	21,102
Multimedia Games Inc.(a)(b)	5,552	31,813
Polaris Industries Inc.	7,259	631,678
Royal Caribbean Cruises Ltd.(a)	30,215	1,246,671
WMS Industries Inc.(a)	13,150	464,853

		9,796,174

LODGING – 0.41%
Ameristar Casinos Inc.	6,027	106,979
Boyd Gaming Corp.(a)(b)	12,968	121,510
Choice Hotels International Inc.	6,503	252,642

Security	Shares	Value
Gaylord Entertainment Co.(a)(b)	7,709	267,348
Hyatt Hotels Corp. Class A(a)	10,186	438,405
Las Vegas Sands Corp.(a)	79,744	3,366,792
Marcus Corp.	4,662	50,816
Marriott International Inc. Class A	62,525	2,224,639
MGM Resorts International(a)(b)	68,571	901,709
Monarch Casino & Resort Inc.(a)	2,690	27,976
Morgans Hotel Group Co.(a)	5,916	57,977
Orient-Express Hotels Ltd. Class A(a)	22,834	282,457
Red Lion Hotels Corp.(a)	3,116	25,551
Starwood Hotels & Resorts Worldwide Inc.	43,446	2,525,082
Wyndham Worldwide Corp.	41,532	1,321,133
Wynn Resorts Ltd.	17,314	2,203,206

		14,174,222

MACHINERY – 1.49%
AGCO Corp.(a)	21,433	1,178,172
Alamo Group Inc.	1,489	40,873
Albany International Corp. Class A	6,628	165,037
Altra Holdings Inc.(a)	6,145	145,145
Applied Industrial Technologies Inc.	9,681	321,990
Astec Industries Inc.(a)	4,256	158,706
Babcock & Wilcox Co. (The)(a)	26,854	896,386
Briggs & Stratton Corp.	11,342	256,896
Bucyrus International Inc.	17,231	1,575,775
Cascade Corp.	2,211	98,566
Caterpillar Inc.	144,278	16,065,355
CNH Global NV(a)	5,641	273,871
Cognex Corp.	8,816	249,052
Columbus McKinnon Corp.(a)	4,260	78,640
Cummins Inc.	46,130	5,056,771
Deere & Co.	97,619	9,458,305
DXP Enterprises Inc.(a)	1,682	38,821
Flow International Corp.(a)	8,444	37,069
Flowserve Corp.	12,925	1,664,740
Gardner Denver Inc.	12,007	936,906
Gerber Scientific Inc.(a)	6,860	64,210
Gorman-Rupp Co. (The)	3,020	118,958
Graco Inc.	13,943	634,267
IDEX Corp.	18,845	822,584
Intermec Inc.(a)	10,424	112,475
Intevac Inc.(a)	4,665	57,986
iRobot Corp.(a)	5,121	168,430
Joy Global Inc.	23,510	2,323,023
Kadant Inc.(a)	3,194	83,651
Lindsay Corp.(b)	2,905	229,553
Manitowoc Co. Inc. (The)	30,328	663,577
Middleby Corp. (The)(a)(b)	3,838	357,778
NACCO Industries Inc. Class A	1,367	151,286
Nordson Corp.	7,814	899,079
Park-Ohio Holdings Corp.(a)	1,796	37,105
Presstek Inc.(a)(b)	6,296	13,096
Robbins & Myers Inc.	8,846	406,828
Rockwell Automation Inc.	32,830	3,107,359
Sauer-Danfoss Inc.(a)	2,494	127,019
Tecumseh Products Co. Class A(a)	5,081	50,912
Tennant Co.	4,497	189,054
Terex Corp.(a)	24,803	918,703
Twin Disc Inc.	2,006	64,633
Wabtec Corp.	11,122	754,405
Zebra Technologies Corp. Class A(a)	13,225	518,949

		51,571,996

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
MACHINERY – DIVERSIFIED – 0.01%
Chart Industries Inc.(a)	6,656	366,346

		366,346

MANUFACTURING – 3.78%
3M Co.	163,780	15,313,430
A.O. Smith Corp.	8,152	361,460
Actuant Corp. Class A	15,955	462,695
Acuity Brands Inc.	10,123	592,094
American Railcar Industries Inc.(a)	2,052	51,218
Ameron International Corp.	2,157	150,537
AptarGroup Inc.	15,757	789,898
AZZ Inc.	2,623	119,609
Barnes Group Inc.	10,521	219,678
Blount International Inc.(a)	10,981	175,476
Brink’s Co. (The)	11,276	373,348
Carlisle Companies Inc.	14,118	628,957
Ceradyne Inc.(a)	6,019	271,337
CLARCOR Inc.	11,712	526,220
Colfax Corp.(a)	5,056	116,035
Cooper Industries PLC	38,576	2,503,582
Crane Co.	11,515	557,671
Danaher Corp.	122,255	6,345,035
Donaldson Co. Inc.	17,572	1,076,988
Dover Corp.	43,013	2,827,675
Eastman Kodak Co.(a)	63,959	206,588
Eaton Corp.	77,111	4,275,034
EnPro Industries Inc.(a)	4,829	175,389
ESCO Technologies Inc.	5,986	228,366
Fabrinet(a)	2,253	45,420
Federal Signal Corp.	14,767	96,133
FreightCar America Inc.(a)	2,736	88,947
General Electric Co.	2,452,350	49,169,617
GP Strategies Corp.(a)	3,385	46,036
Griffon Corp.(a)	10,417	136,775
Harsco Corp.	18,745	661,511
Hexcel Corp.(a)	22,277	438,634
Honeywell International Inc.	175,989	10,508,303
Illinois Tool Works Inc.	101,323	5,443,072
Ingersoll-Rand PLC	74,059	3,577,790
ITT Corp.	42,292	2,539,635
Koppers Holdings Inc.	4,949	211,322
Lancaster Colony Corp.	4,413	267,428
Leggett & Platt Inc.	34,382	842,359
LSB Industries Inc.(a)	3,769	149,403
Lydall Inc.(a)	2,936	26,101
Matthews International Corp. Class A	6,905	266,188
Myers Industries Inc.	8,318	82,598
Pall Corp.	26,706	1,538,533
Parker Hannifin Corp.	36,838	3,487,822
Pentair Inc.	22,865	864,068
PMFG Inc.(a)	3,702	79,001
Polypore International Inc.(a)	5,101	293,716
Raven Industries Inc.	3,585	220,191
Roper Industries Inc.	21,494	1,858,371
Smith & Wesson Holding Corp.(a)	15,222	54,038
SPX Corp.	11,518	914,414
Standex International Corp.	2,770	104,955
STR Holdings Inc.(a)(b)	6,966	133,608
Sturm, Ruger & Co. Inc.(b)	4,179	95,992
Teleflex Inc.	9,372	543,389

Security	Shares	Value
Textron Inc.	63,083	1,727,843
Tredegar Corp.	5,598	120,805
Trinity Industries Inc.	18,401	674,765
Tyco International Ltd.	109,601	4,906,837

		130,563,940

MEDIA – 2.96%
A.H. Belo Corp. Class A(a)	3,206	26,802
Acacia Research Corp.(a)	8,024	274,581
Beasley Broadcast Group Inc. Class A(a)	1,007	7,391
Belo Corp. Class A(a)	19,833	174,729
Cablevision NY Group Class A	54,393	1,882,542
Cambium Learning Group Inc.(a)	3,807	12,944
CBS Corp. Class B NVS	155,880	3,903,235
Central European Media Enterprises Ltd. Class A(a)	8,583	181,101
CKX Inc.(a)	14,685	61,971
Comcast Corp. Class A	646,114	15,971,938
Courier Corp.	2,388	33,336
Crown Media Holdings Inc. Class A(a)(b)	3,610	8,375
Cumulus Media Inc. Class A(a)(b)	4,997	21,687
Demand Media Inc.(a)	1,796	42,296
Dex One Corp.(a)	10,247	49,595
DG FastChannel Inc.(a)	5,918	190,678
DIRECTV Class A(a)	177,585	8,310,978
Discovery Communications Inc. Series A(a)	65,385	2,608,862
DISH Network Corp. Class A(a)	46,341	1,128,867
Dolan Co. (The)(a)	7,383	89,630
E.W. Scripps Co. (The) Class A(a)	6,807	67,389
Entercom Communications Corp.(a)	5,215	57,469
Entravision Communications Corp. Class A(a)	9,195	24,918
Fisher Communications Inc.(a)	1,460	45,377
Gannett Co. Inc.	54,588	831,375
Gray Television Inc.(a)	3,433	7,106
John Wiley & Sons Inc. Class A	10,293	523,296
Journal Communications Inc. Class A(a)	10,583	63,498
Lee Enterprises Inc.(a)(b)	8,701	23,493
Liberty Global Inc. Series A(a)	54,258	2,246,824
Liberty Media Corp. - Liberty Capital Group Series A(a)	16,034	1,181,225
Liberty Media Corp. - Starz Series A(a)	11,659	904,738
Lin TV Corp. Class A(a)	6,134	36,375
LodgeNet Interactive Corp.(a)(b)	6,134	22,328
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	6,001	22,264
McClatchy Co. (The) Class A(a)(b)	16,964	57,678
McGraw-Hill Companies Inc. (The)	72,681	2,863,631
Media General Inc. Class A(a)(b)	4,532	31,180
Meredith Corp.	8,225	278,992
New York Times Co. (The) Class A(a)	31,684	300,047
News Corp. Class A NVS	525,061	9,220,071
Nexstar Broadcasting Group Inc.(a)	2,449	21,233
Nielsen Holdings NV(a)	18,871	515,367
Outdoor Channel Holdings Inc.(a)	3,709	27,669
PRIMEDIA Inc.	4,791	23,332
Radio One Inc. Class D(a)	7,190	14,021
Scholastic Corp.	6,191	167,405
Scripps Networks Interactive Inc. Class A	20,403	1,021,986
Sinclair Broadcast Group Inc. Class A	11,116	139,395
Sirius XM Radio Inc.(a)	890,645	1,478,471
SuperMedia Inc.(a)(b)	1,818	11,344
Thomson Reuters Corp.	85,983	3,373,973
Time Warner Cable Inc.	81,498	5,814,067
Time Warner Inc.	261,870	9,348,759
Value Line Inc.(b)	255	3,774

16	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Viacom Inc. Class B NVS	139,691	6,498,425
Walt Disney Co. (The)	449,796	19,381,710
Washington Post Co. (The) Class B	1,286	562,702
Westwood One Inc.(a)(b)	1,211	8,780
World Wrestling Entertainment Inc.	5,103	64,145

		102,267,370

METAL FABRICATE & HARDWARE – 0.27%
A.M. Castle & Co.(a)	4,287	80,939
Ampco-Pittsburgh Corp.	2,237	61,696
CIRCOR International Inc.	3,876	182,249
Commercial Metals Co.	26,747	461,921
Dynamic Materials Corp.	2,707	75,661
Haynes International Inc.	2,622	145,390
Kaydon Corp.	7,865	308,229
L.B. Foster Co. Class A	2,418	104,240
Ladish Co. Inc.(a)	3,525	192,641
Lawson Products Inc.	931	21,450
Mueller Industries Inc.	8,502	311,343
Mueller Water Products Inc. Class A	36,608	164,004
Northwest Pipe Co.(a)	2,198	50,400
Omega Flex Inc.(a)(b)	748	10,061
Precision Castparts Corp.	32,693	4,811,756
RBC Bearings Inc.(a)	4,853	185,530
Sun Hydraulics Corp.	3,086	133,007
Timken Co. (The)	19,971	1,044,483
TriMas Corp.(a)	3,172	68,198
Valmont Industries Inc.	5,079	530,095
Worthington Industries Inc.	12,554	262,630

		9,205,923

MINING – 0.93%
Alcoa Inc.	235,164	4,150,645
Allied Nevada Gold Corp.(a)	17,165	609,014
AMCOL International Corp.	5,349	192,457
Capital Gold Corp.(a)	14,031	90,219
Century Aluminum Co.(a)	14,180	264,882
Coeur d’Alene Mines Corp.(a)	20,473	712,051
Compass Minerals International Inc.	7,608	711,576
Freeport-McMoRan Copper & Gold Inc.	215,934	11,995,134
General Moly Inc.(a)	14,275	76,799
Globe Specialty Metals Inc.	14,469	329,314
Golden Star Resources Ltd.(a)	57,899	171,960
Hecla Mining Co.(a)	62,906	571,186
Horsehead Holding Corp.(a)	10,317	175,905
Jaguar Mining Inc.(a)(b)	16,422	85,723
Kaiser Aluminum Corp.	3,476	171,193
Materion Corp.(a)	4,537	185,110
Molycorp Inc.(a)	5,874	352,557
Newmont Mining Corp.	109,091	5,954,187
Noranda Aluminium Holding Corp.(a)	2,638	42,340
Royal Gold Inc.	12,275	643,210
RTI International Metals Inc.(a)	7,165	223,190
Southern Copper Corp.	39,120	1,575,362
Stillwater Mining Co.(a)	10,117	231,983
Thompson Creek Metals Co. Inc.(a)(b)	37,063	464,770
Titanium Metals Corp.(a)	19,502	362,347
U.S. Energy Corp.(a)	4,765	29,829
United States Lime & Minerals Inc.(a)	352	14,260
Uranium Energy Corp.(a)(b)	16,009	63,876
US Gold Corp.(a)(b)	22,625	199,779

Security	Shares	Value
USEC Inc.(a)	28,242	124,265
Vulcan Materials Co.(b)	29,270	1,334,712

		32,109,835

MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	6,397	123,014

		123,014

OFFICE & BUSINESS EQUIPMENT – 0.13%
Pitney Bowes Inc.	47,883	1,230,114
Xerox Corp.	316,094	3,366,401

		4,596,515

OFFICE FURNISHINGS – 0.04%
CompX International Inc.	268	4,224
Herman Miller Inc.	13,174	362,153
HNI Corp.	10,279	324,405
Interface Inc. Class A	11,482	212,302
Knoll Inc.	11,211	234,983
Steelcase Inc. Class A	17,537	199,571

		1,337,638

OIL & GAS – 9.29%
Abraxas Petroleum Corp.(a)(b)	15,906	93,050
Alon USA Energy Inc.	1,753	24,016
Anadarko Petroleum Corp.	113,645	9,309,798
Apache Corp.	87,719	11,484,172
Apco Oil and Gas International Inc.	2,004	171,863
Approach Resources Inc.(a)	4,138	139,037
Atlas Energy Inc. Escrow(a)(d)	18,465	1,847
ATP Oil & Gas Corp.(a)(b)	9,996	181,028
Atwood Oceanics Inc.(a)	12,842	596,254
Berry Petroleum Co. Class A	11,716	591,072
Bill Barrett Corp.(a)	10,390	414,665
BPZ Resources Inc.(a)(b)	22,543	119,703
Brigham Exploration Co.(a)	26,830	997,539
Cabot Oil & Gas Corp.	24,032	1,272,975
Callon Petroleum Co.(a)	8,495	66,006
CAMAC Energy Inc.(a)	4,086	6,129
Carrizo Oil & Gas Inc.(a)	7,640	282,145
Cheniere Energy Inc.(a)(b)	13,082	121,793
Chesapeake Energy Corp.	149,569	5,013,553
Chevron Corp.	461,378	49,565,839
Cimarex Energy Co.	19,295	2,223,556
Clayton Williams Energy Inc.(a)	1,356	143,329
Cobalt International Energy Inc.(a)	16,927	284,543
Comstock Resources Inc.(a)	10,867	336,225
Concho Resources Inc.(a)	23,491	2,520,584
ConocoPhillips	341,754	27,292,474
Contango Oil & Gas Co.(a)	2,859	180,803
Continental Resources Inc.(a)	7,349	525,233
Crosstex Energy Inc.	9,584	95,361
CVR Energy Inc.(a)	6,891	159,596
Delek US Holdings Inc.	2,643	35,839
Delta Petroleum Corp.(a)(b)	40,176	36,560
Denbury Resources Inc.(a)	92,016	2,245,190
Devon Energy Corp.	102,575	9,413,308
Diamond Offshore Drilling Inc.	15,946	1,239,004
Endeavour International Corp.(a)(b)	6,313	80,175

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Energy Partners Ltd.(a)	6,645	119,610
Energy XXI (Bermuda) Ltd.(a)	17,170	585,497
EOG Resources Inc.	61,468	7,284,573
EQT Corp.	34,041	1,698,646
Evolution Petroleum Corp.(a)	3,386	26,411
EXCO Resources Inc.	33,197	685,850
Exxon Mobil Corp.	1,170,765	98,496,459
Forest Oil Corp.(a)	25,947	981,575
Frontier Oil Corp.	24,300	712,476
FX Energy Inc.(a)	11,295	94,426
Gastar Exploration Ltd.(a)	13,635	66,266
GeoResources Inc.(a)	3,487	109,039
GMX Resources Inc.(a)(b)	11,563	71,344
Goodrich Petroleum Corp.(a)	6,084	135,187
Gulfport Energy Corp.(a)	6,491	234,650
Harvest Natural Resources Inc.(a)(b)	7,525	114,681
Helmerich & Payne Inc.	21,692	1,490,024
Hess Corp.	68,539	5,840,208
Holly Corp.	10,356	629,231
Houston American Energy Corp.(b)	4,526	69,746
Isramco Inc.(a)(b)	260	16,900
Kodiak Oil & Gas Corp.(a)	41,341	276,985
Magnum Hunter Resources Corp.(a)(b)	12,073	103,466
Marathon Oil Corp.	163,039	8,691,609
McMoRan Exploration Co.(a)	22,568	399,679
Miller Petroleum Inc.(a)	4,287	21,435
Murphy Oil Corp.	44,094	3,237,382
Nabors Industries Ltd.(a)	65,751	1,997,515
Newfield Exploration Co.(a)	30,743	2,336,775
Noble Energy Inc.	40,206	3,885,910
Northern Oil and Gas Inc.(a)	11,926	318,424
Oasis Petroleum Inc.(a)	11,066	349,907
Occidental Petroleum Corp.	186,520	19,489,475
Panhandle Oil and Gas Inc.	1,711	54,153
Parker Drilling Co.(a)	27,953	193,155
Patterson-UTI Energy Inc.	35,637	1,047,371
Penn Virginia Corp.	10,867	184,304
PetroCorp Inc. Escrow(a)(d)	1,248	0
Petrohawk Energy Corp.(a)	69,754	1,711,763
Petroleum Development Corp.(a)	5,247	251,908
PetroQuest Energy Inc.(a)	13,480	126,173
Pioneer Drilling Co.(a)	12,301	169,754
Pioneer Natural Resources Co.	26,688	2,720,041
Plains Exploration & Production Co.(a)	32,310	1,170,591
Pride International Inc.(a)	40,520	1,740,334
QEP Resources Inc.	40,366	1,636,438
Quicksilver Resources Inc.(a)	27,717	396,630
RAM Energy Resources Inc.(a)	12,717	26,451
Range Resources Corp.	36,764	2,149,223
Resolute Energy Corp.(a)(b)	9,147	165,927
Rex Energy Corp.(a)	6,977	81,282
Rosetta Resources Inc.(a)	11,929	567,105
Rowan Companies Inc.(a)	28,672	1,266,729
SandRidge Energy Inc.(a)	83,069	1,063,283
SM Energy Co.	14,546	1,079,168
Southwestern Energy Co.(a)	79,639	3,422,088
Stone Energy Corp.(a)	9,754	325,491
Sunoco Inc.	27,795	1,267,174
Swift Energy Co.(a)	9,741	415,746
Tesoro Corp.(a)	32,207	864,114
TransAtlantic Petroleum Ltd.(a)	31,003	96,109
Ultra Petroleum Corp.(a)	34,788	1,713,309
Unit Corp.(a)	9,366	580,224

Security	Shares	Value
VAALCO Energy Inc.(a)	11,326	87,890
Valero Energy Corp.	130,194	3,882,385
Vantage Drilling Co.(a)	38,810	69,858
Venoco Inc.(a)	4,683	80,032
W&T Offshore Inc.	8,465	192,917
Warren Resources Inc.(a)	13,173	67,051
Western Refining Inc.(a)	12,337	209,112
Whiting Petroleum Corp.(a)	26,792	1,967,872

		320,878,780

OIL & GAS SERVICES – 2.24%
Baker Hughes Inc.	98,635	7,242,768
Basic Energy Services Inc.(a)	5,733	146,249
Cal Dive International Inc.(a)	22,375	156,178
Cameron International Corp.(a)	56,278	3,213,474
CARBO Ceramics Inc.	4,462	629,677
Complete Production Services Inc.(a)	17,829	567,141
Core Laboratories NV	10,340	1,056,438
Dawson Geophysical Co.(a)	1,721	75,517
Dresser-Rand Group Inc.(a)	19,109	1,024,625
Dril-Quip Inc.(a)	7,653	604,817
Exterran Holdings Inc.(a)	14,425	342,305
FMC Technologies Inc.(a)	27,844	2,630,701
Global Geophysical Services Inc.(a)	1,719	24,857
Global Industries Ltd.(a)	23,103	226,178
Gulf Island Fabrication Inc.	3,140	101,014
Halliburton Co.	208,727	10,402,954
Helix Energy Solutions Group Inc.(a)	24,449	420,523
Hercules Offshore Inc.(a)	27,416	181,220
Hornbeck Offshore Services Inc.(a)	5,184	159,926
ION Geophysical Corp.(a)	29,870	379,050
Key Energy Services Inc.(a)	29,264	455,055
Lufkin Industries Inc.	6,876	642,700
Matrix Service Co.(a)	6,076	84,456
National Oilwell Varco Inc.	96,294	7,633,225
Natural Gas Services Group Inc.(a)	2,786	49,479
Newpark Resources Inc.(a)	20,213	158,874
Oceaneering International Inc.(a)	12,761	1,141,471
Oil States International Inc.(a)	11,555	879,798
RPC Inc.	10,338	261,758
Schlumberger Ltd.	313,643	29,250,346
SEACOR Holdings Inc.	4,859	449,263
Superior Energy Services Inc.(a)	17,858	732,178
Targa Resources Corp.	3,775	136,806
Tesco Corp.(a)	7,366	161,684
Tetra Technologies Inc.(a)	17,188	264,695
Tidewater Inc.	12,052	721,312
Union Drilling Inc.(a)	3,166	32,452
Weatherford International Ltd.(a)	169,711	3,835,469
Willbros Group Inc.(a)	10,625	116,025
World Fuel Services Corp.	15,943	647,445

		77,240,103

PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)	1,163	34,564
Astronics Corp.(a)	2,152	54,166
Ball Corp.	39,022	1,398,939
Bemis Co. Inc.	25,011	820,611
Crown Holdings Inc.(a)	37,421	1,443,702
Graham Packaging Co. Inc.(a)	3,966	69,127
Graphic Packaging Holding Co.(a)	24,803	134,432

18	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Greif Inc. Class A	7,908	517,262
Owens-Illinois Inc.(a)	38,175	1,152,503
Packaging Corp. of America	23,868	689,547
Sealed Air Corp.	36,952	985,140
Silgan Holdings Inc.	11,419	435,521
Sonoco Products Co.	23,220	841,261

		8,576,775

PHARMACEUTICALS – 4.59%
Abbott Laboratories	354,504	17,388,421
Acura Pharmaceuticals Inc.(a)(b)	1,877	5,931
Akorn Inc.(a)	12,366	71,352
Alexza Pharmaceuticals Inc.(a)(b)	8,897	15,125
Alimera Sciences Inc.(a)	1,499	11,692
Alkermes Inc.(a)	21,601	279,733
Allergan Inc.	69,905	4,964,653
Allos Therapeutics Inc.(a)	15,797	50,076
Alnylam Pharmaceuticals Inc.(a)	8,886	85,039
AmerisourceBergen Corp.	65,000	2,571,400
Amylin Pharmaceuticals Inc.(a)	32,951	374,653
Anacor Pharmaceuticals Inc.(a)	2,900	20,068
Antares Pharma Inc.(a)	14,001	25,202
Anthera Pharmaceuticals Inc.(a)(b)	1,286	8,693
Aoxing Pharmaceutical Co. Inc.(a)	5,546	11,979
Ardea Biosciences Inc.(a)	3,386	97,144
Array BioPharma Inc.(a)	10,564	32,326
Auxilium Pharmaceuticals Inc.(a)	9,185	197,202
AVANIR Pharmaceuticals Inc. Class A(a)(b)	23,872	97,398
AVI BioPharma Inc.(a)(b)	28,618	53,516
Biodel Inc.(a)(b)	3,258	6,842
BioMarin Pharmaceutical Inc.(a)	23,211	583,292
BioScrip Inc.(a)	9,180	43,238
BioSpecifics Technologies Corp.(a)	1,011	25,780
Bristol-Myers Squibb Co.	395,080	10,441,964
Cadence Pharmaceuticals Inc.(a)(b)	6,625	61,016
Caraco Pharmaceutical Laboratories Ltd.(a)	2,312	12,022
Cardinal Health Inc.	83,236	3,423,497
Catalyst Health Solutions Inc.(a)	8,819	493,247
Cephalon Inc.(a)(b)	17,378	1,316,905
Chelsea Therapeutics International Ltd.(a)	8,696	33,914
Corcept Therapeutics Inc.(a)	5,791	24,612
Cornerstone Therapeutics Inc.(a)	2,024	13,399
Cubist Pharmaceuticals Inc.(a)	13,179	332,638
Cumberland Pharmaceuticals Inc.(a)	1,926	10,651
Dendreon Corp.(a)	33,019	1,235,901
Depomed Inc.(a)	11,213	112,579
DURECT Corp.(a)	17,553	63,191
Dyax Corp.(a)	20,222	32,557
Dynavax Technologies Corp.(a)	25,319	69,880
Eli Lilly and Co.	233,725	8,220,108
Emergent BioSolutions Inc.(a)	4,356	105,241
Endo Pharmaceuticals Holdings Inc.(a)	26,482	1,010,553
Endocyte Inc.(a)	3,290	28,195
Express Scripts Inc.(a)	125,895	7,001,021
Forest Laboratories Inc.(a)	65,341	2,110,514
Furiex Pharmaceuticals Inc.(a)	2,097	35,397
Gilead Sciences Inc.(a)	182,806	7,758,287
Herbalife Ltd.	13,626	1,108,611
Hi-Tech Pharmacal Co. Inc.(a)	2,505	50,426
Hospira Inc.(a)	38,242	2,110,958
Idenix Pharmaceuticals Inc.(a)(b)	5,543	18,403
Impax Laboratories Inc.(a)	13,951	355,053

Security	Shares	Value
Infinity Pharmaceuticals Inc.(a)(b)	3,899	22,926
Inspire Pharmaceuticals Inc.(a)	14,302	56,636
Ironwood Pharmaceuticals Inc. Class A(a)	4,573	64,022
Isis Pharmaceuticals Inc.(a)	22,286	201,465
Jazz Pharmaceuticals Inc.(a)	3,597	114,564
Keryx Biopharmaceuticals Inc.(a)	11,679	58,395
Lannett Co. Inc.(a)(b)	2,372	13,236
MannKind Corp.(a)(b)	14,729	53,761
MAP Pharmaceuticals Inc.(a)	3,599	49,630
Mead Johnson Nutrition Co. Class A	47,091	2,727,982
Medco Health Solutions Inc.(a)	92,927	5,218,780
Medicines Co. (The)(a)	12,714	207,111
Medicis Pharmaceutical Corp. Class A	13,526	433,373
Medivation Inc.(a)	7,347	136,948
Merck & Co. Inc.	716,053	23,636,910
Mylan Inc.(a)	99,507	2,255,824
Nabi Biopharmaceuticals(a)	11,317	65,752
Nature’s Sunshine Products Inc.(a)	1,743	15,617
Neogen Corp.(a)	5,065	209,590
Neurocrine Biosciences Inc.(a)	10,580	80,302
NeurogesX Inc.(a)(b)	2,437	9,870
NPS Pharmaceuticals Inc.(a)	14,578	139,511
Nutraceutical International Corp.(a)	2,157	32,312
Obagi Medical Products Inc.(a)	4,247	53,682
Omnicare Inc.	27,805	833,872
Onyx Pharmaceuticals Inc.(a)	14,547	511,763
Opko Health Inc.(a)(b)	23,730	88,513
Osiris Therapeutics Inc.(a)(b)	3,365	24,430
Pain Therapeutics Inc.(a)	8,062	77,073
Par Pharmaceutical Companies Inc.(a)	8,052	250,256
Perrigo Co.	18,695	1,486,626
PetMed Express Inc.	5,121	81,219
Pfizer Inc.	1,852,723	37,628,804
Pharmacyclics Inc.(a)	11,076	65,238
Pharmasset Inc.(a)	7,229	568,995
PharMerica Corp.(a)	7,333	83,890
POZEN Inc.(a)	5,795	31,119
Progenics Pharmaceuticals Inc.(a)	5,893	36,419
Questcor Pharmaceuticals Inc.(a)(b)	12,527	180,514
Rigel Pharmaceuticals Inc.(a)	11,875	84,431
Salix Pharmaceuticals Ltd.(a)	12,918	452,518
Santarus Inc.(a)(b)	10,909	37,309
Schiff Nutrition International Inc.	2,108	19,204
SciClone Pharmaceuticals Inc.(a)	9,125	36,865
SIGA Technologies Inc.(a)(b)	7,681	92,940
Somaxon Pharmaceuticals Inc.(a)(b)	7,325	20,730
Spectrum Pharmaceuticals Inc.(a)	11,494	102,182
Star Scientific Inc.(a)	20,653	93,765
Sucampo Pharmaceuticals Inc.(a)	953	4,003
SXC Health Solutions Corp.(a)	14,157	775,804
Synta Pharmaceuticals Corp.(a)(b)	4,063	21,371
Synutra International Inc.(a)(b)	4,252	48,898
Targacept Inc.(a)	5,415	143,985
Theravance Inc.(a)	14,772	357,778
United Therapeutics Corp.(a)	11,512	771,534
USANA Health Sciences Inc.(a)(b)	1,327	45,795
Vanda Pharmaceuticals Inc.(a)	6,371	46,445
VCA Antech Inc.(a)	20,125	506,747
ViroPharma Inc.(a)	18,152	361,225
VIVUS Inc.(a)(b)	19,115	118,322
Warner Chilcott PLC Class A	20,385	474,563
Watson Pharmaceuticals Inc.(a)	24,518	1,373,253
XenoPort Inc.(a)	6,617	39,239
Zalicus Inc.(a)	15,084	36,503
Zogenix Inc.(a)	1,576	7,880

		158,491,714

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
PIPELINES – 0.39%
El Paso Corp.	162,047	2,916,846
ONEOK Inc.	24,537	1,641,035
Questar Corp.	40,366	704,387
Spectra Energy Corp.	149,047	4,051,097
Williams Companies Inc. (The)	134,490	4,193,398

		13,506,763

REAL ESTATE – 0.16%
Avatar Holdings Inc.(a)(b)	1,435	28,399
CB Richard Ellis Group Inc. Class A(a)	65,263	1,742,522
Consolidated-Tomoka Land Co.	1,435	46,494
Forest City Enterprises Inc. Class A(a)	29,718	559,590
Forestar Group Inc.(a)	8,034	152,807
Government Properties Income Trust	6,613	177,625
HFF Inc. Class A(a)	4,544	68,342
Hilltop Holdings Inc.(a)	8,854	88,894
Howard Hughes Corp. (The)(a)	6,539	461,915
Jones Lang LaSalle Inc.	9,742	971,667
Kennedy-Wilson Holdings Inc.(a)	3,970	43,114
Resource Capital Corp.	13,070	86,131
Retail Opportunity Investments Corp.	8,807	96,349
St. Joe Co. (The)(a)	21,732	544,821
Starwood Property Trust Inc.	16,438	366,567
Terreno Realty Corp.(a)	2,092	36,045
Thomas Properties Group Inc.(a)	6,951	23,286
United Capital Corp.(a)	352	9,962

		5,504,530

REAL ESTATE INVESTMENT TRUSTS – 2.49%
Acadia Realty Trust	9,469	179,153
Agree Realty Corp.	1,745	39,175
Alexander’s Inc.	491	199,812
Alexandria Real Estate Equities Inc.	12,480	973,066
AMB Property Corp.	38,856	1,397,650
American Assets Trust Inc.	7,381	156,994
American Campus Communities Inc.(b)	15,090	497,970
American Capital Agency Corp.	28,329	825,507
Annaly Capital Management Inc.	182,213	3,179,617
Anworth Mortgage Asset Corp.	28,008	198,577
Apartment Investment and Management Co. Class A	27,121	690,772
Apollo Commercial Real Estate Finance Inc.	3,501	57,241
Ashford Hospitality Trust Inc.	10,809	119,115
Associated Estates Realty Corp.	9,487	150,654
AvalonBay Communities Inc.	18,959	2,276,597
BioMed Realty Trust Inc.	29,975	570,124
Boston Properties Inc.	32,009	3,036,054
Brandywine Realty Trust	30,029	364,552
BRE Properties Inc.(b)	14,893	702,652
Camden Property Trust	15,877	902,131
Campus Crest Communities Inc.	6,093	72,080
CapLease Inc.	14,873	81,504
Capstead Mortgage Corp.	16,176	206,729
CBL & Associates Properties Inc.	31,930	556,221
Cedar Shopping Centers Inc.	9,892	59,649
Chatham Lodging Trust	3,451	56,079

Security	Shares	Value
Chesapeake Lodging Trust	5,308	92,412
Chimera Investment Corp.	228,943	906,614
Cogdell Spencer Inc.	7,316	43,457
Colonial Properties Trust	17,780	342,265
Colony Financial Inc.	3,418	64,361
CommonWealth REIT	16,796	436,192
CoreSite Realty Corp.	3,881	61,475
Corporate Office Properties Trust	15,317	553,556
Cousins Properties Inc.	19,835	165,622
CreXus Investment Corp.	3,228	36,864
Cypress Sharpridge Investments Inc.	15,913	201,777
DCT Industrial Trust Inc.	57,457	318,886
Developers Diversified Realty Corp.	46,092	645,288
DiamondRock Hospitality Co.(b)	38,582	430,961
Digital Realty Trust Inc.(b)	20,870	1,213,382
Douglas Emmett Inc.	27,966	524,362
Duke Realty Corp.	57,596	806,920
DuPont Fabros Technology Inc.(b)	9,166	222,275
Dynex Capital Inc.	7,193	72,362
EastGroup Properties Inc.	6,448	283,519
Education Realty Trust Inc.(b)	15,478	124,288
Entertainment Properties Trust	10,814	506,311
Equity Lifestyle Properties Inc.(b)	5,928	341,749
Equity One Inc.	8,761	164,444
Equity Residential	65,178	3,676,691
Essex Property Trust Inc.	7,319	907,556
Excel Trust Inc.	2,701	31,845
Extra Space Storage Inc.	20,345	421,345
Federal Realty Investment Trust	14,078	1,148,202
FelCor Lodging Trust Inc.(a)	22,277	136,558
First Industrial Realty Trust Inc.(a)	17,159	204,020
First Potomac Realty Trust	11,338	178,573
Franklin Street Properties Corp.	16,040	225,683
General Growth Properties Inc.(a)	94,314	1,459,981
Getty Realty Corp.	5,243	119,960
Gladstone Commercial Corp.	1,787	32,595
Glimcher Realty Trust	21,987	203,380
Hatteras Financial Corp.	16,362	460,099
HCP Inc.	92,011	3,490,897
Health Care REIT Inc.	40,382	2,117,632
Healthcare Realty Trust Inc.	15,348	348,400
Hersha Hospitality Trust	28,789	171,007
Highwoods Properties Inc.	16,488	577,245
Home Properties Inc.	8,476	499,660
Hospitality Properties Trust	28,546	660,840
Host Hotels & Resorts Inc.	151,598	2,669,641
Hudson Pacific Properties Inc.	3,373	49,583
Inland Real Estate Corp.	17,566	167,580
Invesco Mortgage Capital Inc.	16,071	351,151
Investors Real Estate Trust(b)	17,956	170,582
iStar Financial Inc.(a)(b)	20,492	188,117
Kilroy Realty Corp.	12,152	471,862
Kimco Realty Corp.	93,691	1,718,293
Kite Realty Group Trust	10,651	56,557
LaSalle Hotel Properties(b)	17,083	461,241
Lexington Realty Trust(b)	23,552	220,211
Liberty Property Trust(b)	26,145	860,170
LTC Properties Inc.	6,661	188,773
Macerich Co. (The)	29,907	1,481,294
Mack-Cali Realty Corp.	19,949	676,271
Medical Properties Trust Inc.	25,537	295,463
MFA Financial Inc.	78,497	643,675
Mid-America Apartment Communities Inc.	8,068	517,966

20	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Mission West Properties Inc.(b)	4,412	28,987
Monmouth Real Estate Investment Corp. Class A	7,654	62,839
MPG Office Trust Inc.(a)	8,628	32,010
National Health Investors Inc.(b)	5,796	277,744
National Retail Properties Inc.(b)	19,455	508,359
Nationwide Health Properties Inc.	28,679	1,219,718
Newcastle Investment Corp.(a)	16,663	100,645
NorthStar Realty Finance Corp.	14,494	77,543
Omega Healthcare Investors Inc.	22,946	512,614
One Liberty Properties Inc.	1,853	27,943
Parkway Properties Inc.	5,051	85,867
Pebblebrook Hotel Trust	7,862	174,143
Pennsylvania Real Estate Investment Trust	11,706	167,045
Piedmont Office Realty Trust Inc. Class A	12,334	239,403
Post Properties Inc.(b)	11,290	443,132
ProLogis	129,965	2,076,841
PS Business Parks Inc.(b)	4,187	242,595
Public Storage	32,268	3,578,844
RAIT Financial Trust(b)	20,875	51,352
Ramco-Gershenson Properties Trust	8,199	102,733
Realty Income Corp.	28,887	1,009,601
Redwood Trust Inc.(b)	18,211	283,181
Regency Centers Corp.	18,890	821,337
Sabra Healthcare REIT Inc.	6,232	109,746
Saul Centers Inc.	1,600	71,280
Senior Housing Properties Trust	32,598	751,058
Simon Property Group Inc.	67,138	7,194,508
SL Green Realty Corp.	17,984	1,352,397
Sovran Self Storage Inc.	6,512	257,550
Strategic Hotels & Resorts Inc.(a)	33,771	217,823
Summit Hotel Properties Inc.(a)	5,974	59,382
Sun Communities Inc.	4,117	146,771
Sunstone Hotel Investors Inc.(a)	26,857	273,673
Tanger Factory Outlet Centers Inc.	18,748	491,948
Taubman Centers Inc.	12,699	680,412
Two Harbors Investment Corp.	15,077	157,856
U-Store-It Trust	22,012	231,566
UDR Inc.	42,090	1,025,733
UMH Properties Inc.	2,683	26,669
Universal Health Realty Income Trust	2,541	102,987
Urstadt Biddle Properties Inc. Class A	4,086	77,716
Ventas Inc.(b)	36,169	1,963,977
Vornado Realty Trust	36,952	3,233,300
Walter Investment Management Corp.	5,726	92,360
Washington Real Estate Investment Trust	14,443	449,033
Weingarten Realty Investors	27,876	698,573
Winthrop Realty Trust	4,272	52,332

		86,212,742

RETAIL – 5.46%
99 Cents Only Stores(a)	10,542	206,623
Abercrombie & Fitch Co. Class A	20,413	1,198,243
Advance Auto Parts Inc.	18,830	1,235,625
Aeropostale Inc.(a)	20,448	497,295
AFC Enterprises Inc.(a)	5,674	85,848
America’s Car-Mart Inc.(a)	2,381	61,382
American Eagle Outfitters Inc.	44,777	711,507
ANN Inc.(a)	12,634	367,776
Asbury Automotive Group Inc.(a)	7,009	129,596
Ascena Retail Group Inc.(a)	13,812	447,647
AutoNation Inc.(a)(b)	15,098	534,016
AutoZone Inc.(a)	5,680	1,553,821

Security	Shares	Value
Barnes & Noble Inc.(b)	8,473	77,867
Bebe Stores Inc.	5,556	32,503
Bed Bath & Beyond Inc.(a)	60,569	2,923,666
Best Buy Co. Inc.	74,531	2,140,530
Big 5 Sporting Goods Corp.	5,130	61,150
Big Lots Inc.(a)	17,325	752,425
Biglari Holdings Inc.(a)	325	137,654
BJ’s Restaurants Inc.(a)	5,038	198,145
BJ’s Wholesale Club Inc.(a)	12,218	596,483
Bob Evans Farms Inc.	7,161	233,449
Body Central Corp.(a)	1,321	30,687
Bon-Ton Stores Inc. (The)(a)(b)	2,696	41,788
Books-A-Million Inc.(b)	1,662	6,864
Bravo Brio Restaurant Group Inc.(a)	2,656	46,985
Brinker International Inc.	21,125	534,462
Brown Shoe Co. Inc.	9,858	120,465
Buckle Inc. (The)	6,284	253,874
Buffalo Wild Wings Inc.(a)(b)	4,064	221,204
Build-A-Bear Workshop Inc.(a)	3,524	21,320
Cabela’s Inc.(a)	9,590	239,846
California Pizza Kitchen Inc.(a)	4,492	75,825
Caribou Coffee Co. Inc.(a)(b)	1,610	16,374
CarMax Inc.(a)	51,129	1,641,241
Carrols Restaurant Group Inc.(a)	3,648	33,817
Casey’s General Stores Inc.	8,678	338,442
Cash America International Inc.	6,733	310,055
Casual Male Retail Group Inc.(a)	7,787	38,234
Cato Corp. (The) Class A	6,768	165,816
CEC Entertainment Inc.	4,520	170,540
Charming Shoppes Inc.(a)	27,870	118,726
Cheesecake Factory Inc. (The)(a)	13,795	415,092
Chico’s FAS Inc.	41,309	615,504
Children’s Place Retail Stores Inc. (The)(a)	5,744	286,223
Chipotle Mexican Grill Inc.(a)	7,199	1,960,792
Christopher & Banks Corp.	8,103	52,507
Citi Trends Inc.(a)	3,181	70,904
Coldwater Creek Inc.(a)	13,908	36,717
Collective Brands Inc.(a)	14,113	304,559
Conn’s Inc.(a)(b)	2,723	12,199
Copart Inc.(a)	13,780	597,087
Costco Wholesale Corp.	101,244	7,423,210
Cracker Barrel Old Country Store Inc.	5,498	270,172
CVS Caremark Corp.	312,652	10,730,217
Darden Restaurants Inc.	32,538	1,598,592
Denny’s Corp.(a)	21,066	85,528
Destination Maternity Corp.	2,698	62,243
Dick’s Sporting Goods Inc.(a)	20,379	814,752
Dillard’s Inc. Class A(b)	9,276	372,153
DineEquity Inc.(a)	4,143	227,782
Dollar General Corp.(a)	15,776	494,578
Dollar Tree Inc.(a)	28,976	1,608,747
Domino’s Pizza Inc.(a)	7,982	147,108
DSW Inc. Class A(a)(b)	3,034	121,239
Einstein Noah Restaurant Group Inc.	1,001	16,296
Express Inc.	3,218	62,880
EZCORP Inc.(a)	10,901	342,182
Family Dollar Stores Inc.	29,062	1,491,462
Finish Line Inc. (The) Class A	11,542	229,109
First Cash Financial Services Inc.(a)	6,696	258,466
Foot Locker Inc.	36,126	712,405
Fred’s Inc. Class A	8,974	119,534
GameStop Corp. Class A(a)(b)	35,057	789,484
Gap Inc. (The)	97,608	2,211,797

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Genesco Inc.(a)	5,421	217,924
Gordmans Stores Inc.(a)	1,211	21,471
Group 1 Automotive Inc.	5,429	232,361
Haverty Furniture Companies Inc.	4,446	58,954
hhgregg Inc.(a)(b)	2,658	35,591
Hibbett Sports Inc.(a)	6,778	242,720
Home Depot Inc. (The)	388,941	14,414,153
Hot Topic Inc.	9,903	56,447
HSN Inc.(a)	9,184	294,163
J. Crew Group Inc. Escrow(a)(d)	12,115	1
J.C. Penney Co. Inc.	54,208	1,946,609
Jack in the Box Inc.(a)	12,258	278,011
Jamba Inc.(a)(b)	11,005	24,211
Jos. A. Bank Clothiers Inc.(a)	6,520	331,738
Kenneth Cole Productions Inc. Class A(a)	2,298	29,805
Kirkland’s Inc.(a)	3,534	54,565
Kohl’s Corp.	66,803	3,543,231
Krispy Kreme Doughnuts Inc.(a)	14,600	102,784
Limited Brands Inc.	61,049	2,007,291
Lithia Motors Inc. Class A	5,257	76,647
Lowe’s Companies Inc.	331,570	8,763,395
Lumber Liquidators Holdings Inc.(a)(b)	4,760	118,952
Macy’s Inc.	97,311	2,360,765
MarineMax Inc.(a)	5,768	56,872
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,028	21,862
McDonald’s Corp.	247,062	18,798,948
Men’s Wearhouse Inc. (The)	12,410	335,815
Movado Group Inc.(a)	4,031	59,175
MSC Industrial Direct Co. Inc. Class A	9,996	684,426
New York & Co. Inc.(a)	4,954	34,728
Nordstrom Inc.	38,582	1,731,560
Nu Skin Enterprises Inc. Class A	11,357	326,514
O’Charley’s Inc.(a)	3,231	19,289
O’Reilly Automotive Inc.(a)	31,645	1,818,322
Office Depot Inc.(a)	64,392	298,135
OfficeMax Inc.(a)	18,691	241,862
P.F. Chang’s China Bistro Inc.(b)	5,306	245,084
Pacific Sunwear of California Inc.(a)	15,792	57,009
Panera Bread Co. Class A(a)	6,694	850,138
Pantry Inc. (The)(a)	5,166	76,612
Papa John’s International Inc.(a)	4,906	155,373
PC Connection Inc.(a)	2,038	18,057
Penske Automotive Group Inc.(a)	9,504	190,270
Pep Boys - Manny, Moe & Jack (The)	11,721	148,974
PetSmart Inc.	27,371	1,120,842
Pier 1 Imports Inc.(a)	24,964	253,385
PriceSmart Inc.	3,328	121,938
RadioShack Corp.	24,923	374,094
Red Robin Gourmet Burgers Inc.(a)	3,709	99,772
Regis Corp.	13,477	239,082
Retail Ventures Inc.(a)	5,594	96,496
REX American Resources Corp.(a)	2,021	32,255
Rite Aid Corp.(a)	134,082	142,127
Ross Stores Inc.	28,215	2,006,651
Ruby Tuesday Inc.(a)	15,222	199,560
rue21 Inc.(a)	3,080	88,704
Rush Enterprises Inc. Class A(a)	7,534	149,173
Ruth’s Hospitality Group Inc.(a)	5,311	27,405
Saks Inc.(a)	30,324	342,964
Sally Beauty Holdings Inc.(a)	21,186	296,816
School Specialty Inc.(a)	4,918	70,327
Sears Holdings Corp.(a)(b)	9,922	820,053
Select Comfort Corp.(a)	13,328	160,736

Security	Shares	Value
Shoe Carnival Inc.(a)	2,066	57,951
Signet Jewelers Ltd.(a)	19,868	914,325
Sonic Automotive Inc.	8,550	119,785
Sonic Corp.(a)	14,704	133,071
Stage Stores Inc.	8,910	171,250
Staples Inc.	166,921	3,241,606
Starbucks Corp.	171,288	6,329,092
Stein Mart Inc.	6,109	61,762
Susser Holdings Corp.(a)	1,802	23,588
Systemax Inc.(a)	2,426	32,800
Talbots Inc. (The)(a)(b)	15,900	96,036
Target Corp.	159,310	7,967,093
Texas Roadhouse Inc.	12,810	217,642
Tiffany & Co.	29,165	1,791,898
Titan Machinery Inc.(a)	3,157	79,714
TJX Companies Inc. (The)	93,403	4,644,931
Tractor Supply Co.	16,781	1,004,511
Tuesday Morning Corp.(a)	6,791	33,276
Ulta Salon, Cosmetics & Fragrance Inc.(a)	7,373	354,862
Under Armour Inc. Class A(a)	7,957	541,474
Urban Outfitters Inc.(a)	28,250	842,697
Vera Bradley Inc.(a)	2,587	109,197
Vitamin Shoppe Inc.(a)	3,921	132,647
Wal-Mart Stores Inc.	444,965	23,160,428
Walgreen Co.	212,750	8,539,785
Wendy’s/Arby’s Group Inc. Class A	77,273	388,683
West Marine Inc.(a)	3,478	36,276
Wet Seal Inc. Class A(a)	20,562	88,005
Williams-Sonoma Inc.	22,208	899,424
Winmark Corp.	545	25,141
Yum! Brands Inc.	107,380	5,517,184
Zumiez Inc.(a)	4,321	114,204

		188,844,868

SAVINGS & LOANS – 0.24%
Abington Bancorp Inc.	5,420	66,287
Astoria Financial Corp.	20,120	289,124
BankFinancial Corp.	5,220	47,972
Beneficial Mutual Bancorp Inc.(a)	8,161	70,348
Berkshire Hills Bancorp Inc.	3,028	63,134
BofI Holding Inc.(a)	1,612	25,018
Brookline Bancorp Inc.	8,371	88,147
Capitol Federal Financial Inc.	11,303	127,385
Clifton Savings Bancorp Inc.	2,676	31,764
Danvers Bancorp Inc.	4,716	101,017
Dime Community Bancshares Inc.	5,887	86,892
ESB Financial Corp.(b)	1,969	29,082
ESSA Bancorp Inc.	2,873	37,924
First Financial Holdings Inc.	4,359	49,300
First Niagara Financial Group Inc.	48,779	662,419
Flagstar Bancorp Inc.(a)	13,235	19,852
Flushing Financial Corp.	7,220	107,578
Fox Chase Bancorp Inc.	1,589	22,119
Heritage Financial Group Inc.	347	4,417
Home Bancorp Inc.(a)	1,819	27,867
Home Federal Bancorp Inc.	3,655	43,056
Hudson City Bancorp Inc.	108,868	1,053,842
Investors Bancorp Inc.(a)	11,261	167,676
Kaiser Federal Financial Group Inc.	701	8,622
Kearny Financial Corp.	3,167	31,765
Meridian Interstate Bancorp Inc.(a)	2,475	34,774
NASB Financial Inc.(a)	853	13,801

22	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
New York Community Bancorp Inc.	100,670	1,737,564
NewAlliance Bancshares Inc.(b)	24,601	365,079
Northwest Bancshares Inc.	24,736	310,189
OceanFirst Financial Corp.	4,157	57,990
Oritani Financial Corp.	13,391	169,798
People’s United Financial Inc.	80,420	1,011,684
Provident Financial Services Inc.	14,155	209,494
Provident New York Bancorp	7,383	76,193
Rockville Financial Inc.	2,972	30,998
Roma Financial Corp.	2,338	25,882
Territorial Bancorp Inc.	2,918	58,127
TFS Financial Corp.	18,175	193,018
United Financial Bancorp Inc.	4,173	68,896
ViewPoint Financial Group	3,663	47,619
Washington Federal Inc.	25,673	445,170
Waterstone Financial Inc.(a)(b)	2,052	6,300
Westfield Financial Inc.	6,987	63,302
WSFS Financial Corp.	1,468	69,143

		8,257,628

SEMICONDUCTORS – 2.77%
Advanced Analogic Technologies Inc.(a)	8,612	32,553
Advanced Micro Devices Inc.(a)	138,744	1,193,198
Alpha & Omega Semiconductor Ltd.(a)	1,169	14,835
Altera Corp.	73,369	3,229,703
Amkor Technology Inc.(a)(b)	25,382	171,075
ANADIGICS Inc.(a)	15,992	71,644
Analog Devices Inc.	68,621	2,702,295
Applied Materials Inc.	308,336	4,816,208
Applied Micro Circuits Corp.(a)	15,855	164,575
Atmel Corp.(a)	105,745	1,441,304
ATMI Inc.(a)	7,784	146,962
Avago Technologies Ltd.	24,616	765,558
Axcelis Technologies Inc.(a)	27,130	71,895
AXT Inc.(a)	7,099	50,900
Broadcom Corp. Class A	123,743	4,872,999
Brooks Automation Inc.(a)	15,428	211,826
Cabot Microelectronics Corp.(a)	5,346	279,329
Cavium Networks Inc.(a)	10,736	482,369
CEVA Inc.(a)	4,641	124,054
Cirrus Logic Inc.(a)	15,941	335,239
Cohu Inc.	5,137	78,904
Conexant Systems Inc.(a)	15,013	35,731
Cree Inc.(a)(b)	24,411	1,126,812
Cypress Semiconductor Corp.(a)	39,452	764,580
Diodes Inc.(a)	8,013	272,923
DSP Group Inc.(a)	4,811	37,045
Emulex Corp.(a)	19,741	210,637
Entegris Inc.(a)	31,177	273,422
Entropic Communications Inc.(a)(b)	16,189	136,797
Exar Corp.(a)	8,209	49,418
Fairchild Semiconductor International Inc.(a)	28,588	520,302
FormFactor Inc.(a)	12,150	125,145
FSI International Inc.(a)	6,884	30,152
GSI Technology Inc.(a)	4,930	44,814
Hittite Microwave Corp.(a)	6,427	409,850
Ikanos Communications Inc.(a)(b)	6,891	7,856
Inphi Corp.(a)	2,165	45,487
Integrated Device Technology Inc.(a)	34,117	251,442
Integrated Silicon Solution Inc.(a)	6,468	59,958
Intel Corp.	1,277,628	25,769,757
International Rectifier Corp.(a)	16,558	547,408

Security	Shares	Value
Intersil Corp. Class A	28,203	351,127
IPG Photonics Corp.(a)	5,940	342,619
IXYS Corp.(a)	5,873	78,874
KLA-Tencor Corp.	38,995	1,847,193
Kopin Corp.(a)	16,015	73,509
Kulicke and Soffa Industries Inc.(a)	17,229	161,091
Lam Research Corp.(a)	29,216	1,655,379
Lattice Semiconductor Corp.(a)	25,894	152,775
Linear Technology Corp.	51,727	1,739,579
LSI Corp.(a)	141,123	959,636
LTX-Credence Corp.(a)	10,296	94,003
Marvell Technology Group Ltd.(a)	123,977	1,927,842
Mattson Technology Inc.(a)(b)	10,879	26,545
Maxim Integrated Products Inc.	69,897	1,789,363
MaxLinear Inc.(a)	1,712	13,987
MEMC Electronic Materials Inc.(a)	53,142	688,720
Micrel Inc.	11,032	148,711
Microchip Technology Inc.	42,585	1,618,656
Micron Technology Inc.(a)	197,239	2,260,359
Microsemi Corp.(a)	19,176	397,135
Mindspeed Technologies Inc.(a)(b)	7,369	62,342
MIPS Technologies Inc.(a)(b)	11,078	116,208
MKS Instruments Inc.	11,382	379,021
Monolithic Power Systems Inc.(a)	6,939	98,464
MoSys Inc.(a)	8,008	48,128
Nanometrics Inc.(a)	3,306	59,806
National Semiconductor Corp.	53,836	772,008
NetLogic Microsystems Inc.(a)(b)	14,498	609,206
Novellus Systems Inc.(a)	21,000	779,730
NVIDIA Corp.(a)	131,704	2,431,256
OmniVision Technologies Inc.(a)	12,342	438,511
ON Semiconductor Corp.(a)	99,559	982,647
Pericom Semiconductor Corp.(a)	5,897	61,152
Photronics Inc.(a)	13,589	121,893
PLX Technology Inc.(a)	11,041	40,300
PMC-Sierra Inc.(a)	52,543	394,073
Power Integrations Inc.	5,722	219,324
QLogic Corp.(a)	23,992	445,052
Rambus Inc.(a)	22,884	453,103
Richardson Electronics Ltd.	2,661	35,072
Rovi Corp.(a)	24,514	1,315,176
Rubicon Technology Inc.(a)(b)	3,599	99,620
Rudolph Technologies Inc.(a)	6,661	72,871
Semtech Corp.(a)	14,572	364,592
Silicon Image Inc.(a)	18,590	166,752
Silicon Laboratories Inc.(a)	10,373	448,217
Skyworks Solutions Inc.(a)	40,796	1,322,606
Standard Microsystems Corp.(a)	5,163	127,320
Supertex Inc.(a)	2,576	57,393
Teradyne Inc.(a)	41,514	739,364
Tessera Technologies Inc.(a)	11,922	217,696
Texas Instruments Inc.	280,826	9,705,347
TriQuint Semiconductor Inc.(a)	35,653	460,280
Ultra Clean Holdings Inc.(a)	4,362	45,103
Ultratech Inc.(a)	5,231	153,791
Varian Semiconductor Equipment Associates Inc.(a)	17,249	839,509
Veeco Instruments Inc.(a)(b)	9,415	478,659
Volterra Semiconductor Corp.(a)	6,075	150,842
Xilinx Inc.	59,358	1,946,942
Zoran Corp.(a)	11,734	121,916

		95,685,356

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	11,537	478,786

		478,786

SOFTWARE – 3.97%
Accelrys Inc.(a)	12,104	96,832
ACI Worldwide Inc.(a)	8,089	265,319
Activision Blizzard Inc.	119,796	1,314,162
Actuate Corp.(a)	9,245	48,074
Acxiom Corp.(a)	15,957	228,983
Adobe Systems Inc.(a)	121,050	4,014,018
Advent Software Inc.(a)	7,126	204,302
Allscripts Healthcare Solutions Inc.(a)	26,328	552,625
American Reprographics Co.(a)	8,478	87,747
American Software Inc. Class A	5,246	38,715
ANSYS Inc.(a)	20,764	1,125,201
Aspen Technology Inc.(a)	14,884	223,111
athenahealth Inc.(a)(b)	7,565	341,408
Autodesk Inc.(a)	52,472	2,314,540
Automatic Data Processing Inc.	115,528	5,927,742
Avid Technology Inc.(a)	7,189	160,315
Blackbaud Inc.	10,105	275,260
Blackboard Inc.(a)(b)	7,834	283,904
BMC Software Inc.(a)	41,854	2,081,818
Bottomline Technologies Inc.(a)	7,455	187,419
Broadridge Financial Solutions Inc.	29,474	668,765
CA Inc.	89,727	2,169,599
CDC Corp. Class A(a)	3,393	8,652
Cerner Corp.(a)	15,880	1,765,856
Citrix Systems Inc.(a)	42,773	3,142,105
CommVault Systems Inc.(a)	9,643	384,563
Computer Programs and Systems Inc.	2,359	151,636
Compuware Corp.(a)	52,403	605,255
Concur Technologies Inc.(a)	9,353	518,624
Convio Inc.(a)	1,349	15,662
CSG Systems International Inc.(a)	8,030	160,118
Deltek Inc.(a)	4,932	37,483
DemandTec Inc.(a)	4,541	59,760
Digi International Inc.(a)	5,534	58,439
Dun & Bradstreet Corp. (The)	11,539	925,889
DynaVox Inc.(a)	666	3,676
Ebix Inc.(a)	6,817	161,222
Electronic Arts Inc.(a)	76,157	1,487,346
Emdeon Inc. Class A(a)	6,512	104,908
Envestnet Inc.(a)	1,763	23,695
Epicor Software Corp.(a)	9,996	110,656
EPIQ Systems Inc.	7,383	106,020
ePocrates Inc.(a)	1,231	24,374
Fair Isaac Corp.	9,247	292,298
FalconStor Software Inc.(a)	7,169	32,619
Fidelity National Information Services Inc.	60,514	1,978,203
Fiserv Inc.(a)	34,920	2,190,182
Global Defense Technology & Systems Inc.(a)	1,099	26,618
Global Payments Inc.	18,904	924,784
Guidance Software Inc.(a)	3,028	25,375
Informatica Corp.(a)	20,959	1,094,689
InnerWorkings Inc.(a)(b)	6,541	48,273
Interactive Intelligence Inc.(a)	2,883	111,601
Intuit Inc.(a)	64,570	3,428,667
JDA Software Group Inc.(a)	10,179	308,016
Lawson Software Inc.(a)	32,025	387,502

Security	Shares	Value
ManTech International Corp. Class A(a)	5,003	212,127
MedAssets Inc.(a)	9,125	139,339
Medidata Solutions Inc.(a)	4,059	103,789
Microsoft Corp.	1,759,347	44,617,040
MicroStrategy Inc. Class A(a)	1,962	263,850
MoneyGram International Inc.(a)	16,964	58,186
Monotype Imaging Holdings Inc.(a)	4,942	71,659
MSCI Inc. Class A(a)	25,066	922,930
NetSuite Inc.(a)(b)	3,793	110,300
Novell Inc.(a)	79,887	473,730
Nuance Communications Inc.(a)	52,224	1,021,501
Omnicell Inc.(a)	7,617	116,083
OPNET Technologies Inc.	3,134	122,195
Oracle Corp.	874,737	29,189,974
Parametric Technology Corp.(a)	27,005	607,342
Paychex Inc.	74,383	2,332,651
PDF Solutions Inc.(a)	5,180	34,447
Pegasystems Inc.(b)	3,271	124,102
Progress Software Corp.(a)	15,349	446,502
PROS Holdings Inc.(a)	4,333	63,132
QAD Inc. Class A(a)	1,305	14,055
QLIK Technologies Inc.(a)	3,079	80,054
Quality Systems Inc.(b)	4,317	359,779
Quest Software Inc.(a)	13,689	347,564
RealPage Inc.(a)	3,249	90,095
Red Hat Inc.(a)	43,576	1,977,915
Renaissance Learning Inc.	1,889	22,196
Rosetta Stone Inc.(a)(b)	1,286	16,988
Salesforce.com Inc.(a)	26,224	3,503,002
Schawk Inc.	2,804	54,510
SeaChange International Inc.(a)	6,687	63,526
SEI Investments Co.	34,613	826,558
Smith Micro Software Inc.(a)	6,721	62,909
SolarWinds Inc.(a)	8,272	194,061
Solera Holdings Inc.	16,205	828,075
SS&C Technologies Holdings Inc.(a)	2,929	59,810
Synchronoss Technologies Inc.(a)	5,528	192,098
SYNNEX Corp.(a)	4,770	156,122
Take-Two Interactive Software Inc.(a)	16,497	253,559
Taleo Corp. Class A(a)	9,067	323,239
THQ Inc.(a)	15,710	71,638
Total System Services Inc.	38,218	688,688
Trident Microsystems Inc.(a)	12,893	14,827
Ultimate Software Group Inc. (The)(a)	5,583	328,001
VeriFone Systems Inc.(a)	19,571	1,075,426
VMware Inc. Class A(a)	16,766	1,367,100

		137,317,299

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	8,046	193,265

		193,265

TELECOMMUNICATIONS – 5.02%
Acme Packet Inc.(a)	10,672	757,285
ADTRAN Inc.	14,426	612,528
Alaska Communications Systems Group Inc.	9,614	102,389
Amdocs Ltd.(a)	44,192	1,274,939
American Tower Corp. Class A(a)	92,393	4,787,805
Anaren Inc.(a)	3,802	76,420
Anixter International Inc.	6,341	443,172
ARRIS Group Inc.(a)	30,029	382,569

24	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
Aruba Networks Inc.(a)	17,950	607,428
AT&T Inc.	1,357,228	41,531,177
Atheros Communications Inc.(a)	15,963	712,748
Atlantic Tele-Network Inc.	2,050	76,240
Aviat Networks Inc.(a)	13,622	70,426
BigBand Networks Inc.(a)	6,743	17,195
Black Box Corp.	4,066	142,920
Calix Inc.(a)	2,546	51,709
Cbeyond Inc.(a)	6,269	73,159
CenturyLink Inc.	68,820	2,859,471
Ciena Corp.(a)(b)	21,651	562,060
Cincinnati Bell Inc.(a)	48,320	129,498
Cisco Systems Inc.	1,311,473	22,491,762
Clearwire Corp. Class A(a)(b)	33,459	187,036
Comtech Telecommunications Corp.	6,265	170,283
Consolidated Communications Holdings Inc.	5,301	99,288
Corning Inc.	358,534	7,396,556
Crown Castle International Corp.(a)	66,858	2,844,808
DigitalGlobe Inc.(a)	6,138	172,048
EchoStar Corp. Class A(a)	8,763	331,680
EMS Technologies Inc.(a)	3,462	68,046
Extreme Networks Inc.(a)	19,577	68,520
FiberTower Corp.(a)(b)	11,446	23,006
Finisar Corp.(a)	20,213	497,240
Frontier Communications Corp.	227,047	1,866,326
General Communication Inc. Class A(a)	9,120	99,773
GeoEye Inc.(a)	4,770	198,337
Global Crossing Ltd.(a)	7,569	105,360
Globalstar Inc.(a)	16,007	20,329
Globecomm Systems Inc.(a)	4,646	57,285
Harmonic Inc.(a)	24,509	229,894
Harris Corp.	29,991	1,487,554
Hughes Communications Inc.(a)	2,188	130,558
Hypercom Corp.(a)	10,558	127,013
ICO Global Communications (Holdings) Ltd.(a)(b)	24,768	66,131
IDT Corp. Class B	3,619	97,532
Infinera Corp.(a)	19,382	162,615
InterDigital Inc.(b)	10,300	491,413
Iridium Communications Inc.(a)(b)	6,866	54,722
Ixia(a)	7,546	119,830
JDS Uniphase Corp.(a)	49,325	1,027,933
Juniper Networks Inc.(a)	121,002	5,091,764
Knology Inc.(a)	6,240	80,558
KVH Industries Inc.(a)	3,084	46,630
Leap Wireless International Inc.(a)	13,951	216,101
Level 3 Communications Inc.(a)	385,397	566,534
LogMeIn Inc.(a)	3,443	145,157
Loral Space & Communications Inc.(a)	2,586	200,544
MasTec Inc.(a)	11,671	242,757
Meru Networks Inc.(a)(b)	1,242	25,225
MetroPCS Communications Inc.(a)	58,303	946,841
Motorola Mobility Holdings Inc.(a)	66,487	1,622,283
Motorola Solutions Inc.(a)	75,986	3,395,814
Motricity Inc.(a)	1,200	18,036
NeoPhotonics Corp.(a)	1,981	22,405
NETGEAR Inc.(a)	7,802	253,097
Network Equipment Technologies Inc.(a)	5,980	22,545
NeuStar Inc. Class A(a)	17,559	449,159
Neutral Tandem Inc.(a)	7,664	113,044
Newport Corp.(a)	7,868	140,286
NII Holdings Inc.(a)	38,590	1,608,045
Novatel Wireless Inc.(a)	7,303	39,874
NTELOS Holdings Corp.	6,744	124,157

Security	Shares	Value
Oclaro Inc.(a)	11,873	136,658
Oplink Communications Inc.(a)	4,305	83,904
Opnext Inc.(a)	4,228	10,274
PAETEC Holding Corp.(a)	28,876	96,446
Plantronics Inc.	11,249	411,938
Polycom Inc.(a)	19,735	1,023,260
Powerwave Technologies Inc.(a)	40,892	184,423
Preformed Line Products Co.	608	42,055
Premiere Global Services Inc.(a)	12,463	94,968
QUALCOMM Inc.	376,709	20,654,954
Qwest Communications International Inc.	400,501	2,735,422
RF Micro Devices Inc.(a)	61,558	394,587
RigNet Inc.(a)	1,149	20,889
SAVVIS Inc.(a)	8,862	328,692
SBA Communications Corp. Class A(a)	27,157	1,077,590
Shenandoah Telecommunications Co.	5,250	94,815
ShoreTel Inc.(a)	11,160	91,847
Sonus Networks Inc.(a)	47,577	178,890
Sprint Nextel Corp.(a)	676,960	3,141,094
Sycamore Networks Inc.	4,388	107,199
Symmetricom Inc.(a)	10,453	64,077
Tekelec(a)	16,143	131,081
TeleNav Inc.(a)	1,847	21,924
Telephone and Data Systems Inc.	19,559	659,138
Tellabs Inc.	84,160	440,998
TESSCO Technologies Inc.	1,153	13,260
tw telecom inc.(a)	34,696	666,163
United States Cellular Corp.(a)	3,611	185,930
USA Mobility Inc.	5,203	75,391
UTStarcom Inc.(a)	24,076	56,579
Verizon Communications Inc.	649,105	25,016,507
ViaSat Inc.(a)	7,403	294,936
Virgin Media Inc.	75,741	2,104,842
Vonage Holdings Corp.(a)	26,659	121,565
Windstream Corp.	116,484	1,499,149

		173,596,317

TEXTILES – 0.06%
Cintas Corp.	30,899	935,313
Culp Inc.(a)	2,033	18,866
G&K Services Inc. Class A	3,977	132,235
Mohawk Industries Inc.(a)	13,014	795,806
UniFirst Corp.	3,266	173,131

		2,055,351

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	28,093	1,315,876
JAKKS Pacific Inc.(a)	6,300	121,905
LeapFrog Enterprises Inc.(a)	7,769	33,562
Mattel Inc.	84,072	2,095,915
RC2 Corp.(a)	5,147	144,631

		3,711,889

TRANSPORTATION – 1.73%
Air Transport Services Group Inc.(a)	11,287	95,375
Alexander & Baldwin Inc.	9,599	438,194
Arkansas Best Corp.	5,858	151,839
Atlas Air Worldwide Holdings Inc.(a)	5,899	411,278
Baltic Trading Ltd.	3,020	27,542
Bristow Group Inc.(a)	8,329	393,962

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
C.H. Robinson Worldwide Inc.	38,204	2,832,063
CAI International Inc.(a)	2,300	59,478
Celadon Group Inc.(a)	5,284	85,812
Con-way Inc.	12,506	491,361
CSX Corp.	84,743	6,660,800
DHT Maritime Inc.	13,820	66,474
Eagle Bulk Shipping Inc.(a)	14,788	55,011
Echo Global Logistics Inc.(a)(b)	1,346	17,673
Excel Maritime Carriers Ltd.(a)(b)	8,332	35,744
Expeditors International of Washington Inc.	49,092	2,461,473
FedEx Corp.	71,990	6,734,665
Forward Air Corp.	6,822	208,958
Frontline Ltd.(b)	11,938	295,704
Genco Shipping & Trading Ltd.(a)(b)	5,728	61,691
General Maritime Corp.(b)	15,946	32,689
Genesee & Wyoming Inc. Class A(a)	8,748	509,134
Golar LNG Ltd.	7,853	200,880
GulfMark Offshore Inc. Class A(a)	5,396	240,176
Heartland Express Inc.	11,674	204,995
Horizon Lines Inc. Class A(b)	7,618	6,475
Hub Group Inc. Class A(a)	8,609	311,560
International Shipholding Corp.	1,462	36,404
J.B. Hunt Transport Services Inc.	20,686	939,558
Kansas City Southern Industries Inc.(a)	23,620	1,286,109
Kirby Corp.(a)	12,492	715,667
Knight Transportation Inc.	13,247	255,005
Knightsbridge Tankers Ltd.(b)	5,582	139,773
Landstar System Inc.	11,329	517,509
Marten Transport Ltd.	3,449	76,913
Nordic American Tanker Shipping Ltd.(b)	11,163	277,289
Norfolk Southern Corp.	85,069	5,892,730
Old Dominion Freight Line Inc.(a)	9,808	344,163
Overseas Shipholding Group Inc.	5,837	187,601
P.A.M. Transportation Services Inc.(a)	1,056	12,830
Pacer International Inc.(a)	8,146	42,848
Patriot Transportation Holding Inc.(a)	919	24,583
PHI Inc.(a)	3,177	70,275
Quality Distribution Inc.(a)	2,051	24,304
RailAmerica Inc.(a)	5,239	89,273
Roadrunner Transportation Systems Inc.(a)	1,856	27,840
Ryder System Inc.	12,001	607,251
Saia Inc.(a)	3,255	53,349
Scorpio Tankers Inc.(a)	4,573	47,193
Ship Finance International Ltd.	10,378	215,136
Teekay Corp.	9,708	358,516
Teekay Tankers Ltd. Class A	7,349	76,871
Ultrapetrol (Bahamas) Ltd.(a)	5,588	28,387
Union Pacific Corp.	116,277	11,433,517
United Parcel Service Inc. Class B	164,095	12,195,540
Universal Truckload Services Inc.(a)	1,182	20,390
USA Truck Inc.(a)	1,631	21,203
UTi Worldwide Inc.	23,553	476,713
Werner Enterprises Inc.	10,078	266,765

		59,852,511

TRUCKING & LEASING – 0.03%
Aircastle Ltd.	11,367	137,200
AMERCO(a)	2,015	195,455
GATX Corp.	10,745	415,402
Greenbrier Companies Inc. (The)(a)	4,922	139,686
TAL International Group Inc.	3,665	132,930
Textainer Group Holdings Ltd.	2,315	86,025

		1,106,698

Security	Shares	Value
VENTURE CAPITAL – 0.00%
Medley Capital Corp.(a)	2,553	31,096

		31,096

WATER – 0.08%
American States Water Co.	4,416	158,358
American Water Works Co. Inc.	40,407	1,133,416
Aqua America Inc.	31,682	725,201
Artesian Resources Corp. Class A(b)	1,286	25,064
California Water Service Group	4,598	170,908
Connecticut Water Service Inc.	1,927	50,776
Consolidated Water Co. Ltd.(b)	3,275	35,698
Middlesex Water Co.	3,152	57,335
PICO Holdings Inc.(a)	5,311	159,649
SJW Corp.	3,426	79,312
York Water Co. (The)	2,430	42,306

		2,638,023

TOTAL COMMON STOCKS (Cost: $3,495,597,803)		3,452,082,427

WARRANTS – 0.00%

ENERGY – ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(b)(d)	87	0
GreenHunter Energy Inc. (Expires 9/14/11)	0	0

		0

TOTAL WARRANTS (Cost: $0)		0

SHORT-TERM INVESTMENTS – 1.36%

MONEY MARKET FUNDS – 1.36%
BlackRock Cash Funds:
Institutional, SL Agency Shares
0.23%(c)(e)(f)	38,283,713	38,283,713
BlackRock Cash Funds:
Prime, SL Agency Shares
0.22%(c)(e)(f)	5,248,718	5,248,718

26	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency shares
0.04%(c)(e)	3,681,654	3,681,654

		47,214,085

TOTAL SHORT-TERM INVESTMENTS (Cost: $47,214,085)		47,214,085

TOTAL INVESTMENTS IN SECURITIES – 101.26% (Cost: $3,542,811,888)		3,499,296,512

Other Assets, Less Liabilities – (1.26)%		(43,690,517)

NET ASSETS – 100.00%		$3,455,605,995

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value

COMMON STOCKS – 99.92%

ADVERTISING – 0.24%
APAC Customer Services Inc.(a)	1,198	$7,200
Harte-Hanks Inc.	1,782	21,206
Interpublic Group of Companies Inc. (The)	23,037	289,575
Lamar Advertising Co. Class A(a)	551	20,354
Omnicom Group Inc.	10,938	536,618

		874,953

AEROSPACE & DEFENSE – 2.04%
AeroVironment Inc.(a)	790	27,626
Alliant Techsystems Inc.	1,520	107,419
Boeing Co. (The)	29,159	2,155,725
GenCorp Inc.(a)	176	1,053
Goodrich Corp.	1,725	147,539
HEICO Corp.(b)	1,370	85,652
Kaman Corp.	716	25,203
Lockheed Martin Corp.	10,816	869,607
Orbital Sciences Corp.(a)	1,150	21,758
Rockwell Collins Inc.	3,933	254,976
Spirit AeroSystems Holdings Inc. Class A(a)	827	21,229
Teledyne Technologies Inc.(a)	407	21,046
TransDigm Group Inc.(a)	2,315	194,067
United Technologies Corp.	40,479	3,426,547

		7,359,447

AGRICULTURE – 2.30%
Alico Inc.	149	3,989
Altria Group Inc.	57,766	1,503,649
Cadiz Inc.(a)(b)	844	10,288
Limoneira Co.(b)	356	8,437
MGP Ingredients Inc.	79	689
Monsanto Co.	25,899	1,871,462
Philip Morris International Inc.	74,021	4,857,998
Tejon Ranch Co.(a)	268	9,846
Vector Group Ltd.(b)	1,498	25,901

		8,292,259

AIRLINES – 0.24%
Alaska Air Group Inc.(a)	84	5,327
Allegiant Travel Co.	737	32,288
AMR Corp.(a)	5,258	33,967
Copa Holdings SA Class A	955	50,424
Delta Air Lines Inc.(a)	39,611	388,188
Hawaiian Holdings Inc.(a)	848	5,096
Southwest Airlines Co.	4,795	60,561
United Continental Holdings Inc.(a)	13,037	299,721

		875,572

APPAREL – 1.01%
American Apparel Inc.(a)	1,516	1,461
Carter’s Inc.(a)	2,785	79,735
Cherokee Inc.	144	2,485
Coach Inc.	14,438	751,353

Security	Shares	Value
Crocs Inc.(a)	4,006	71,467
Deckers Outdoor Corp.(a)	1,856	159,894
Delta Apparel Inc.(a)	27	386
G-III Apparel Group Ltd.(a)	706	26,531
Guess? Inc.	3,033	119,349
Hanesbrands Inc.(a)	4,630	125,195
Joe’s Jeans Inc.(a)	2,005	2,125
K-Swiss Inc. Class A(a)	682	7,686
Lacrosse Footwear Inc.	224	4,106
Liz Claiborne Inc.(a)(b)	4,348	23,436
Maidenform Brands Inc.(a)	1,094	31,256
Nike Inc. Class B	17,126	1,296,438
Oxford Industries Inc.	628	21,471
Perry Ellis International Inc.(a)	30	826
Phillips-Van Heusen Corp.	2,655	172,655
Polo Ralph Lauren Corp.	2,633	325,570
R.G. Barry Corp.	444	5,812
SKECHERS U.S.A. Inc. Class A(a)	1,620	33,275
Steven Madden Ltd.(a)	1,129	52,984
Timberland Co. Class A(a)	1,344	55,494
True Religion Apparel Inc.(a)(b)	1,226	28,774
Volcom Inc.	805	14,917
Warnaco Group Inc. (The)(a)	2,169	124,045
Weyco Group Inc.	136	3,327
Wolverine World Wide Inc.	2,344	87,384

		3,629,437

AUTO MANUFACTURERS – 1.08%
Ford Motor Co.(a)	174,088	2,595,652
Navistar International Corp.(a)	3,348	232,117
Oshkosh Corp.(a)	4,222	149,374
PACCAR Inc.	17,418	911,832
Tesla Motors Inc.(a)(b)	497	13,767

		3,902,742

AUTO PARTS & EQUIPMENT – 0.79%
American Axle & Manufacturing Holdings Inc.(a)	2,835	35,693
Amerigon Inc.(a)	895	13,667
Autoliv Inc.	1,359	100,879
BorgWarner Inc.(a)	4,890	389,684
Cooper Tire & Rubber Co.	2,821	72,641
Dana Holding Corp.(a)	6,066	105,488
Dorman Products Inc.(a)	501	21,087
Exide Technologies Inc.(a)	871	9,738
Federal-Mogul Corp. Class A(a)	406	10,109
Fuel Systems Solutions Inc.(a)	646	19,496
Goodyear Tire & Rubber Co. (The)(a)	11,882	177,992
Johnson Controls Inc.	30,199	1,255,372
Lear Corp.	1,512	73,891
Meritor Inc.(a)	4,405	74,753
Standard Motor Products Inc.	544	7,524
Superior Industries International Inc.	270	6,923
Tenneco Inc.(a)	2,797	118,733
Titan International Inc.	261	6,945
Tower International Inc.(a)	240	4,063
TRW Automotive Holdings Corp.(a)	2,491	137,204
WABCO Holdings Inc.(a)	3,024	186,399

		2,828,281

28	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
BANKS – 0.13%
Arrow Financial Corp.	52	1,286
Bank of Hawaii Corp.	718	34,335
Bank of the Ozarks Inc.	54	2,360
Bridge Bancorp Inc.(b)	225	5,033
First Financial Bankshares Inc.	420	21,575
Northern Trust Corp.	4,587	232,790
S.Y. Bancorp Inc.	211	5,309
Signature Bank(a)	1,916	108,062
Suffolk Bancorp	160	3,357
TrustCo Bank Corp. NY	188	1,115
Walker & Dunlop Inc.(a)	270	3,281
Westamerica Bancorporation	637	32,723

		451,226

BEVERAGES – 2.50%
Boston Beer Co. Inc. (The) Class A(a)	401	37,141
Brown-Forman Corp. Class B NVS	3,775	257,832
Coca-Cola Bottling Co. Consolidated	211	14,103
Coca-Cola Co. (The)	74,593	4,949,246
Coca-Cola Enterprises Inc.	9,832	268,414
Dr Pepper Snapple Group Inc.	3,295	122,442
Farmer Bros. Co.	187	2,266
Green Mountain Coffee Roasters Inc.(a)	5,200	335,972
Hansen Natural Corp.(a)	2,675	161,115
National Beverage Corp.	407	5,588
Peet’s Coffee & Tea Inc.(a)	501	24,093
PepsiCo Inc.	44,041	2,836,681
Primo Water Corp.(a)	256	3,136

		9,018,029

BIOTECHNOLOGY – 1.46%
Acorda Therapeutics Inc.(a)	1,806	41,899
Aegerion Pharmaceuticals Inc.(a)	240	3,977
Affymax Inc.(a)	833	4,890
Affymetrix Inc.(a)	343	1,787
Alexion Pharmaceuticals Inc.(a)	4,251	419,489
AMAG Pharmaceuticals Inc.(a)	1,018	17,001
Arena Pharmaceuticals Inc.(a)(b)	4,669	6,490
ARIAD Pharmaceuticals Inc.(a)	6,404	48,158
ArQule Inc.(a)	2,040	14,606
AspenBio Pharma Inc.(a)	1,687	1,434
AVEO Pharmaceuticals Inc.(a)	438	5,865
BioCryst Pharmaceuticals Inc.(a)(b)	983	3,726
BioMimetic Therapeutics Inc.(a)	717	9,400
BioSante Pharmaceuticals Inc.(a)(b)	2,733	5,411
Biotime Inc.(a)(b)	926	6,899
Celera Corp.(a)	791	6,415
Celgene Corp.(a)	22,023	1,266,983
Celldex Therapeutics Inc.(a)(b)	1,516	6,094
Charles River Laboratories International Inc.(a)	634	24,333
Complete Genomics Inc.(a)	251	2,267
CryoLife Inc.(a)	130	793
Curis Inc.(a)	2,964	9,633
Cytokinetics Inc.(a)	1,777	2,648
Cytori Therapeutics Inc.(a)(b)	1,799	14,086
CytRx Corp.(a)	5,154	4,536
Enzo Biochem Inc.(a)	1,294	5,422
Enzon Pharmaceuticals Inc.(a)	1,577	17,189
Exact Sciences Corp.(a)	2,261	16,641

Security	Shares	Value
Exelixis Inc.(a)	3,193	36,081
Genomic Health Inc.(a)	719	17,687
Genzyme Corp.(a)	9,613	732,030
Geron Corp.(a)	6,649	33,577
Halozyme Therapeutics Inc.(a)	3,209	21,532
Human Genome Sciences Inc.(a)	8,890	244,030
Illumina Inc.(a)	6,052	424,064
ImmunoGen Inc.(a)	3,094	28,063
Immunomedics Inc.(a)	3,111	11,884
Incyte Corp.(a)(b)	4,271	67,695
Inhibitex Inc.(a)	2,140	7,747
Inovio Pharmaceuticals Inc.(a)	2,269	2,496
Integra LifeSciences Holdings Corp.(a)	936	44,385
InterMune Inc.(a)	2,279	107,546
Lexicon Pharmaceuticals Inc.(a)	2,912	4,892
Life Technologies Corp.(a)	6,131	321,387
Ligand Pharmaceuticals Inc. Class B(a)	1,007	10,070
Maxygen Inc.	92	478
Micromet Inc.(a)	4,917	27,584
Momenta Pharmaceuticals Inc.(a)	2,132	33,792
Myriad Genetics Inc.(a)	4,587	92,428
Nanosphere Inc.(a)	687	2,233
Nektar Therapeutics(a)	5,349	50,655
Neuralstem Inc.(a)(b)	1,839	3,310
Novavax Inc.(a)	3,221	8,342
NuPathe Inc.(a)	137	1,070
Nymox Pharmaceutical Corp.(a)(b)	768	6,060
Omeros Corp.(a)	952	7,616
Optimer Pharmaceuticals Inc.(a)	1,800	21,294
Orexigen Therapeutics Inc.(a)	1,371	3,853
Pacific Biosciences of California Inc.(a)	744	10,453
PDL BioPharma Inc.	6,107	35,421
Peregrine Pharmaceuticals Inc.(a)	2,237	5,279
PURE Bioscience Inc.(a)(b)	1,819	2,838
Regeneron Pharmaceuticals Inc.(a)	3,345	150,324
RTI Biologics Inc.(a)	936	2,677
Sangamo BioSciences Inc.(a)(b)	2,236	18,626
Savient Pharmaceuticals Inc.(a)	3,370	35,722
Seattle Genetics Inc.(a)	4,701	73,195
Sequenom Inc.(a)	4,979	31,517
StemCells Inc.(a)(b)	4,851	4,414
SuperGen Inc.(a)	278	862
Talecris Biotherapeutics Holdings Corp.(a)	2,403	64,400
Transcept Pharmaceuticals Inc.(a)	188	1,540
Vertex Pharmaceuticals Inc.(a)	9,608	460,511
Vical Inc.(a)	2,556	7,566
ZIOPHARM Oncology Inc.(a)	2,978	18,613

		5,265,911

BUILDING MATERIALS – 0.20%
AAON Inc.	577	18,983
American DG Energy Inc.(a)(b)	671	1,463
Armstrong World Industries Inc.	124	5,737
Broadwind Energy Inc.(a)	1,505	1,972
Builders FirstSource Inc.(a)	1,457	4,138
Drew Industries Inc.	543	12,125
Eagle Materials Inc.	2,096	63,425
Interline Brands Inc.(a)	139	2,836
Lennox International Inc.	2,241	117,832
Martin Marietta Materials Inc.	2,140	191,894
Masco Corp.	5,202	72,412
NCI Building Systems Inc.(a)	791	10,022

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Owens Corning(a)	2,983	107,358
PGT Inc.(a)	281	660
Quanex Building Products Corp.	446	8,755
Simpson Manufacturing Co. Inc.	1,724	50,789
Trex Co. Inc.(a)	646	21,072
USG Corp.(a)	1,267	21,108

		712,581

CHEMICALS – 2.20%
A. Schulman Inc.	79	1,953
Air Products and Chemicals Inc.	10,129	913,433
Airgas Inc.	3,932	261,163
Albemarle Corp.	4,304	257,250
Arch Chemicals Inc.	628	26,119
Ashland Inc.	325	18,772
Balchem Corp.	1,245	46,712
Celanese Corp. Series A	7,398	328,249
CF Industries Holdings Inc.	2,441	333,904
Codexis Inc.(a)	304	3,605
E.I. du Pont de Nemours and Co.	14,838	815,645
Eastman Chemical Co.	699	69,425
Ecolab Inc.	11,032	562,853
Ferro Corp.(a)	1,715	28,452
FMC Corp.	2,369	201,199
H.B. Fuller Co.	159	3,415
Hawkins Inc.	376	15,446
Innophos Holdings Inc.	239	11,020
International Flavors & Fragrances Inc.	3,744	233,251
KMG Chemicals Inc.	248	4,876
Kraton Performance Polymers Inc.(a)	452	17,289
Landec Corp.(a)	379	2,464
Lubrizol Corp.	3,074	411,793
Minerals Technologies Inc.	66	4,522
Mosaic Co. (The)	7,499	590,546
NewMarket Corp.	433	68,509
NL Industries Inc.	188	2,792
Olin Corp.	2,141	49,072
OMNOVA Solutions Inc.(a)	2,063	16,236
PolyOne Corp.	3,005	42,701
PPG Industries Inc.	1,280	121,869
Praxair Inc.	14,554	1,478,686
Quaker Chemical Corp.	356	14,301
Rockwood Holdings Inc.(a)	1,805	88,842
RPM International Inc.	3,294	78,167
Sherwin-Williams Co. (The)	2,706	227,277
Sigma-Aldrich Corp.	5,318	338,438
Solutia Inc.(a)	5,691	144,551
Spartech Corp.(a)	626	4,539
Stepan Co.	329	23,852
Valspar Corp. (The)	456	17,830
W.R. Grace & Co.(a)	604	23,127
Zep Inc.	917	15,965

		7,920,110

COAL – 0.24%
Alpha Natural Resources Inc.(a)(b)	791	46,962
Arch Coal Inc.	5,399	194,580
Cloud Peak Energy Inc.(a)	246	5,311
CONSOL Energy Inc.	4,929	264,342
Hallador Energy Co.(b)	161	1,868
James River Coal Co.(a)	1,288	31,131

Security	Shares	Value
L&L Energy Inc.(a)(b)	725	5,017
Walter Energy Inc.	2,387	323,271

		872,482

COMMERCIAL SERVICES – 2.75%
Aaron’s Inc.	1,956	49,604
ABM Industries Inc.	698	17,722
Accretive Health Inc.(a)(b)	501	13,908
Advance America Cash Advance Centers Inc.	311	1,648
Advisory Board Co. (The)(a)	747	38,471
Alliance Data Systems Corp.(a)(b)	2,554	219,363
American Public Education Inc.(a)	871	35,232
AMN Healthcare Services Inc.(a)	797	6,902
Apollo Group Inc. Class A(a)	5,791	241,543
Arbitron Inc.	1,246	49,877
Avis Budget Group Inc.(a)	4,799	85,950
Barrett Business Services Inc.	253	4,063
Booz Allen Hamilton Holding Corp.(a)	547	9,851
Bridgepoint Education Inc.(a)(b)	936	16,006
Capella Education Co.(a)	784	39,035
Cardtronics Inc.(a)	1,226	24,949
Career Education Corp.(a)	3,095	70,318
Cass Information Systems Inc.	405	15,912
CBIZ Inc.(a)	1,218	8,782
CDI Corp.	119	1,760
Cenveo Inc.(a)	2,807	18,330
Chemed Corp.	1,081	72,005
Coinstar Inc.(a)	1,516	69,615
Compass Diversified Holdings	160	2,358
Consolidated Graphics Inc.(a)	429	23,436
Corinthian Colleges Inc.(a)(b)	3,953	17,472
Corporate Executive Board Co. (The)	1,731	69,880
Corrections Corp. of America(a)	913	22,277
CorVel Corp.(a)	385	20,474
CoStar Group Inc.(a)	931	58,355
CPI Corp.	211	4,750
CRA International Inc.(a)	160	4,613
Deluxe Corp.	2,241	59,476
DeVry Inc.	3,016	166,091
Dollar Financial Corp.(a)	1,622	33,657
Dollar Thrifty Automotive Group Inc.(a)	1,340	89,418
Education Management Corp.(a)(b)	1,096	22,950
Emergency Medical Services Corp. Class A(a)	1,403	89,217
ExamWorks Group Inc.(a)	534	11,871
ExlService Holdings Inc.(a)	749	15,841
Exponent Inc.(a)	646	28,818
FleetCor Technologies Inc.(a)	446	14,566
Forrester Research Inc.	692	26,497
Franklin Covey Co.(a)	607	5,257
FTI Consulting Inc.(a)	1,823	69,876
Gartner Inc.(a)	3,475	144,803
Genpact Ltd.(a)	2,986	43,237
GEO Group Inc. (The)(a)	1,656	42,460
Global Cash Access Inc.(a)	1,750	5,723
Grand Canyon Education Inc.(a)	1,441	20,895
Great Lakes Dredge & Dock Corp.	955	7,287
Green Dot Corp. Class A(a)	241	10,341
H&R Block Inc.	6,095	102,030
Hackett Group Inc. (The)(a)	1,393	5,349
Healthcare Services Group Inc.	2,919	51,316
Heartland Payment Systems Inc.	1,801	31,572
Heidrick & Struggles International Inc.	66	1,837

30	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Hertz Global Holdings Inc.(a)	7,748	121,101
Hill International Inc.(a)	1,059	5,602
Hillenbrand Inc.	2,915	62,673
HMS Holdings Corp.(a)	1,293	105,832
Hudson Highland Group Inc.(a)	1,421	9,237
Huron Consulting Group Inc.(a)	396	10,965
ICF International Inc.(a)	334	6,860
Insperity Inc.	980	29,772
Iron Mountain Inc.	8,645	269,983
ITT Educational Services Inc.(a)	1,392	100,433
K12 Inc.(a)	1,121	37,778
KAR Auction Services Inc.(a)	305	4,679
Kelly Services Inc. Class A(a)	130	2,822
Kendle International Inc.(a)	153	1,639
Kenexa Corp.(a)	1,111	30,653
Kforce Inc.(a)	1,409	25,785
Korn/Ferry International(a)	148	3,296
Landauer Inc.	434	26,700
Learning Tree International Inc.	395	3,472
LECG Corp.(a)	158	32
Lender Processing Services Inc.	4,321	139,093
Lincoln Educational Services Corp.	751	11,933
MasterCard Inc. Class A	4,628	1,164,960
MAXIMUS Inc.	783	63,556
McGrath RentCorp	440	11,999
McKesson Corp.	5,183	409,716
Medifast Inc.(a)	616	12,166
Michael Baker Corp.(a)	87	2,529
Midas Inc.(a)	609	4,671
Monro Muffler Brake Inc.	1,405	46,337
Monster Worldwide Inc.(a)	3,064	48,718
Moody’s Corp.	9,666	327,774
Morningstar Inc.	1,136	66,320
Multi-Color Corp.	30	606
National American University Holdings Inc.	370	2,623
National Research Corp.	66	2,240
Navigant Consulting Inc.(a)	685	6,843
On Assignment Inc.(a)	199	1,883
PAREXEL International Corp.(a)	2,865	71,339
PDI Inc.(a)	337	2,733
Pharmaceutical Product Development Inc.	5,036	139,548
Pre-Paid Legal Services Inc.(a)	356	23,496
Princeton Review Inc. (The)(a)	604	231
Providence Service Corp. (The)(a)	376	5,632
R.R. Donnelley & Sons Co.	597	11,295
Resources Connection Inc.	2,241	43,453
Robert Half International Inc.	7,138	218,423
Rollins Inc.	3,205	65,062
Rural/Metro Corp.(a)	838	14,280
Saba Software Inc.(a)	1,135	11,134
SAIC Inc.(a)	13,781	233,175
Senomyx Inc.(a)	1,694	10,232
SFN Group Inc.(a)	327	4,607
Sotheby’s	3,286	172,844
Standard Parking Corp.(a)	701	12,450
Steiner Leisure Ltd.(a)	688	31,827
Strayer Education Inc.(b)	664	86,645
SuccessFactors Inc.(a)	3,184	124,463
Team Health Holdings Inc.(a)	606	10,593
Team Inc.(a)	173	4,543
TeleTech Holdings Inc.(a)	1,496	28,992
TNS Inc.(a)	1,220	18,995
Towers Watson & Co. Class A	339	18,801

Security	Shares	Value
Transcend Services Inc.(a)	291	6,984
TrueBlue Inc.(a)	1,274	21,390
Universal Technical Institute Inc.	936	18,205
Valassis Communications Inc.(a)	2,337	68,100
Verisk Analytics Inc. Class A(a)	4,698	153,906
Viad Corp.	96	2,298
VirnetX Holding Corp.(b)	1,696	33,767
Visa Inc. Class A	22,151	1,630,757
VistaPrint NV(a)	2,054	106,603
Weight Watchers International Inc.	1,550	108,655
Western Union Co.	31,821	660,922
Wright Express Corp.(a)	1,829	94,815

		9,889,322
COMPUTERS – 11.13%
3D Systems Corp.(a)(b)	911	44,229
Accenture PLC Class A	29,060	1,597,428
Agilysys Inc.(a)	43	247
Apple Inc.(a)	43,206	15,055,131
CACI International Inc. Class A(a)	171	10,486
Cadence Design Systems Inc.(a)	12,681	123,640
Cognizant Technology Solutions Corp. Class A(a)	14,181	1,154,333
Computer Task Group Inc.(a)	646	8,585
Cray Inc.(a)	1,266	8,166
Dell Inc.(a)	81,019	1,175,586
Diebold Inc.	720	25,531
Digimarc Corp.(a)	291	8,410
DST Systems Inc.	1,638	86,519
Echelon Corp.(a)	1,255	12,713
EMC Corp.(a)	97,644	2,592,448
FactSet Research Systems Inc.	2,194	229,778
Fortinet Inc.(a)	2,120	93,280
Furmanite Corp.(a)	1,224	9,792
Hewlett-Packard Co.	103,977	4,259,938
iGATE Corp.	1,164	21,848
IHS Inc. Class A(a)	2,294	203,593
Immersion Corp.(a)	1,516	11,582
Insight Enterprises Inc.(a)	382	6,505
Integral Systems Inc.(a)	211	2,568
International Business Machines Corp.	60,886	9,928,680
Jack Henry & Associates Inc.	4,022	136,306
Keyw Holding Corp. (The)(a)	731	8,977
Limelight Networks Inc.(a)	1,532	10,969
LivePerson Inc.(a)	1,951	24,661
Magma Design Automation Inc.(a)	3,913	26,687
Manhattan Associates Inc.(a)	1,096	35,861
Maxwell Technologies Inc.(a)	1,372	23,694
Mentor Graphics Corp.(a)	2,122	31,045
Mercury Computer Systems Inc.(a)	129	2,730
MICROS Systems Inc.(a)	3,836	189,613
MTS Systems Corp.	754	34,345
NCI Inc. Class A(a)	292	7,116
NCR Corp.(a)	7,606	143,297
NetApp Inc.(a)	17,435	840,018
NetScout Systems Inc.(a)	1,478	40,379
Quantum Corp.(a)	8,383	21,125
Radiant Systems Inc.(a)	1,488	26,338
RadiSys Corp.(a)	1,081	9,361
RealD Inc.(a)	236	6,457
Riverbed Technology Inc.(a)	6,350	239,078
SanDisk Corp.(a)	10,847	499,938
Seagate Technology PLC(a)	15,523	223,531

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Sigma Designs Inc.(a)	211	2,732
Silicon Graphics International Corp.(a)	121	2,589
SMART Modular Technologies (WWH) Inc.(a)	1,394	10,831
Spansion Inc.(a)	582	10,866
SRA International Inc. Class A(a)	233	6,608
STEC Inc.(a)(b)	1,883	37,829
Stratasys Inc.(a)	1,075	50,525
Stream Global Services Inc.(a)(b)	157	476
Super Micro Computer Inc.(a)	899	14,420
Sykes Enterprises Inc.(a)	314	6,208
Synaptics Inc.(a)(b)	1,661	44,880
Synopsys Inc.(a)	501	13,853
Syntel Inc.	660	34,472
Teradata Corp.(a)	7,863	398,654
Tier Technologies Inc. Class B(a)	501	2,756
Tyler Technologies Inc.(a)	1,516	35,944
Unisys Corp.(a)	787	24,570
Virtusa Corp.(a)	376	7,042
Wave Systems Corp. Class A(a)(b)	3,629	11,359
Western Digital Corp.(a)	2,521	94,008
Xyratex Ltd.(a)	1,390	15,540

		40,078,704

COSMETICS & PERSONAL CARE – 0.88%
Alberto-Culver Co.	955	35,593
Avon Products Inc.	20,243	547,370
Colgate-Palmolive Co.	19,481	1,573,285
Estee Lauder Companies Inc. (The) Class A	5,230	503,963
Inter Parfums Inc.	637	11,791
Procter & Gamble Co. (The)	8,173	503,457
Revlon Inc. Class A(a)	501	7,951

		3,183,410

DISTRIBUTION & WHOLESALE – 0.40%
Beacon Roofing Supply Inc.(a)	2,124	43,478
BlueLinx Holdings Inc.(a)(b)	523	1,935
Brightpoint Inc.(a)	3,256	35,295
Chindex International Inc.(a)	501	8,041
Core-Mark Holding Co. Inc.(a)	153	5,057
Fastenal Co.(b)	6,276	406,873
Houston Wire & Cable Co.	791	11,564
Ingram Micro Inc. Class A(a)	421	8,854
LKQ Corp.(a)	6,736	162,338
MWI Veterinary Supply Inc.(a)	553	44,616
Owens & Minor Inc.	2,410	78,277
Pool Corp.	2,316	55,839
Rentrak Corp.(a)	449	12,087
United Stationers Inc.	711	50,517
W.W. Grainger Inc.	2,769	381,236
Watsco Inc.	1,305	90,971
WESCO International Inc.(a)	689	43,062

		1,440,040

DIVERSIFIED FINANCIAL SERVICES – 2.33%
Affiliated Managers Group Inc.(a)	2,474	270,581
American Express Co.	49,716	2,247,163
Ameriprise Financial Inc.	2,431	148,486
Artio Global Investors Inc. Class A	1,155	18,665
BGC Partners Inc. Class A	2,596	24,117
BlackRock Inc.(c)	1,503	302,118

Security	Shares	Value
CBOE Holdings Inc.	252	7,300
Charles Schwab Corp. (The)	46,973	846,923
Cohen & Steers Inc.	683	20,272
CompuCredit Holdings Corp.(a)(b)	356	2,339
Credit Acceptance Corp.(a)	253	17,953
Diamond Hill Investment Group Inc.	66	5,280
Duff & Phelps Corp. Class A	1,245	19,895
Eaton Vance Corp.	5,598	180,480
Encore Capital Group Inc.(a)	431	10,210
Epoch Holding Corp.	791	12,482
Evercore Partners Inc. Class A	680	23,317
Federated Investors Inc. Class B(b)	2,927	78,297
Financial Engines Inc.(a)	574	15,819
Franklin Resources Inc.	7,093	887,193
FXCM Inc.	403	5,251
GAIN Capital Holdings Inc.(a)	163	1,250
GAMCO Investors Inc. Class A	211	9,782
GFI Group Inc.	2,072	10,401
Gleacher & Co. Inc.(a)	431	750
Greenhill & Co. Inc.(b)	1,384	91,053
Higher One Holdings Inc.(a)	108	1,561
Imperial Holdings Inc.(a)	423	4,294
Interactive Brokers Group Inc. Class A	466	7,405
IntercontinentalExchange Inc.(a)	3,502	432,637
Invesco Ltd.	6,802	173,859
Janus Capital Group Inc.	936	11,672
JMP Group Inc.	66	568
KBW Inc.	1,114	29,176
Ladenburg Thalmann Financial Services Inc.(a)(b)	3,981	4,578
Lazard Ltd. Class A(b)	4,325	179,834
LPL Investment Holdings Inc.(a)	307	10,994
MarketAxess Holdings Inc.	1,516	36,687
Morgan Stanley	22,731	621,011
NASDAQ OMX Group Inc. (The)(a)	704	18,191
Nelnet Inc. Class A	66	1,441
Netspend Holdings Inc.(a)	718	7,553
NewStar Financial Inc.(a)	288	3,145
NYSE Euronext Inc.	2,713	95,416
optionsXpress Holdings Inc.	2,159	39,531
Portfolio Recovery Associates Inc.(a)(b)	822	69,977
Pzena Investment Management Inc. Class A	356	2,513
Rodman & Renshaw Capital Group Inc.(a)	677	1,388
SeaCube Container Leasing Ltd.	51	817
Stifel Financial Corp.(a)	1,469	105,460
T. Rowe Price Group Inc.	12,334	819,224
TD Ameritrade Holding Corp.	11,097	231,594
Teton Advisors Inc. Class B(d)	3	45
TradeStation Group Inc.(a)	406	2,850
Virtus Investment Partners Inc.(a)	211	12,432
Waddell & Reed Financial Inc. Class A	4,222	171,455
Westwood Holdings Group Inc.	211	8,493
World Acceptance Corp.(a)	374	24,385

		8,387,563

ELECTRIC – 0.09%
Ameresco Inc. Class A(a)	212	2,998
Calpine Corp.(a)	7,775	123,389
EnerNOC Inc.(a)(b)	912	17,428
ITC Holdings Corp.	2,109	147,419
Ormat Technologies Inc.	524	13,273
Otter Tail Corp.	96	2,182

		306,689

32	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.88%
A123 Systems Inc.(a)(b)	3,371	21,406
Advanced Battery Technologies Inc.(a)(b)	3,288	6,379
Advanced Energy Industries Inc.(a)	1,226	20,045
American Superconductor Corp.(a)(b)	2,443	60,758
AMETEK Inc.	7,582	332,622
Belden Inc.	2,186	82,084
Capstone Turbine Corp.(a)(b)	10,856	19,649
Coleman Cable Inc.(a)	351	3,110
Emerson Electric Co.	35,775	2,090,333
Energy Conversion Devices Inc.(a)(b)	639	1,444
EnerSys Inc.(a)	627	24,923
Generac Holdings Inc.(a)	376	7,629
General Cable Corp.(a)	863	37,368
GrafTech International Ltd.(a)	5,651	116,580
Graham Corp.	458	10,965
Hubbell Inc. Class B	1,127	80,051
Insteel Industries Inc.	44	622
Littelfuse Inc.	871	49,734
Power-One Inc.(a)(b)	3,656	31,990
PowerSecure International Inc.(a)	807	6,940
SatCon Technology Corp.(a)(b)	4,286	16,544
SunPower Corp. Class A(a)(b)	1,904	32,635
Universal Display Corp.(a)(b)	1,658	91,256
Vicor Corp.	877	14,462

		3,159,529

ELECTRONICS – 1.13%
Agilent Technologies Inc.(a)	16,484	738,154
American Science and Engineering Inc.	463	42,763
Amphenol Corp. Class A	8,186	445,237
Analogic Corp.	389	21,998
Applied Energetics Inc.(a)(b)	4,102	2,707
Arrow Electronics Inc.(a)	690	28,897
AVX Corp.	129	1,923
Badger Meter Inc.	706	29,094
Ballantyne Strong Inc.(a)	645	4,625
Bel Fuse Inc. Class B	25	550
Benchmark Electronics Inc.(a)	334	6,336
Checkpoint Systems Inc.(a)	734	16,500
Coherent Inc.(a)	809	47,011
CTS Corp.	937	10,120
Cubic Corp.	356	20,470
Cymer Inc.(a)	328	18,558
Daktronics Inc.	490	5,268
DDi Corp.	1,100	11,627
Dionex Corp.(a)	845	99,752
Dolby Laboratories Inc. Class A(a)	2,531	124,551
Electro Scientific Industries Inc.(a)	121	2,101
FARO Technologies Inc.(a)	754	30,160
FEI Co.(a)	559	18,849
FLIR Systems Inc.	7,246	250,784
Fluidigm Corp.(a)	244	3,492
Garmin Ltd.(b)	369	12,494
Gentex Corp.	6,637	200,769
II-VI Inc.(a)	1,168	58,108
Itron Inc.(a)	1,793	101,197
Jabil Circuit Inc.	5,973	122,028
LaBarge Inc.(a)	501	8,868
Methode Electronics Inc.	967	11,681
Mettler-Toledo International Inc.(a)	1,598	274,856

Security	Shares	Value
Multi-Fineline Electronix Inc.(a)	501	14,138
National Instruments Corp.	4,116	134,881
NVE Corp.(a)(b)	211	11,888
OSI Systems Inc.(a)	557	20,904
OYO Geospace Corp.(a)	168	16,561
Park Electrochemical Corp.	559	18,028
PerkinElmer Inc.	2,505	65,806
Plexus Corp.(a)	1,888	66,193
Pulse Electronics Corp.	1,776	10,745
Rofin-Sinar Technologies Inc.(a)	629	24,846
Rogers Corp.(a)	211	9,508
Sanmina-SCI Corp.(a)	3,721	41,712
Spectrum Control Inc.(a)	229	4,507
SRS Labs Inc.(a)	574	4,902
Stoneridge Inc.(a)	661	9,664
Taser International Inc.(a)(b)	3,017	12,279
Thomas & Betts Corp.(a)	470	27,951
Trimble Navigation Ltd.(a)	5,760	291,110
TTM Technologies Inc.(a)	827	15,018
UQM Technologies Inc.(a)	1,572	4,685
Viasystems Group Inc.(a)	147	4,012
Waters Corp.(a)	4,407	382,968
Watts Water Technologies Inc. Class A	132	5,041
Woodward Inc.	2,859	98,807
Zygo Corp.(a)	127	1,857

		4,069,539

ENERGY – ALTERNATE SOURCES – 0.15%
Amyris Inc.(a)(b)	328	9,361
Clean Energy Fuels Corp.(a)(b)	2,483	40,671
Comverge Inc.(a)	936	4,362
Covanta Holding Corp.	323	5,517
Ener1 Inc.(a)(b)	2,436	7,211
First Solar Inc.(a)(b)	2,613	420,275
FuelCell Energy Inc.(a)(b)	5,074	10,858
Gevo Inc.(a)	119	2,344
GT Solar International Inc.(a)	2,854	30,424
Hoku Corp.(a)(b)	66	132
Syntroleum Corp.(a)(b)	2,966	6,703

		537,858

ENGINEERING & CONSTRUCTION – 0.21%
AECOM Technology Corp.(a)	1,537	42,621
Argan Inc.(a)(b)	356	3,047
Chicago Bridge & Iron Co. NV	1,906	77,498
Fluor Corp.	539	39,703
Insituform Technologies Inc. Class A(a)	1,570	41,998
Jacobs Engineering Group Inc.(a)	3,601	185,199
KBR Inc.	417	15,750
McDermott International Inc.(a)	8,683	220,461
Mistras Group Inc.(a)	991	17,055
MYR Group Inc.(a)	211	5,047
Orion Marine Group Inc.(a)	1,301	13,973
Shaw Group Inc. (The)(a)	2,333	82,612
VSE Corp.	187	5,556

		750,520

ENTERTAINMENT – 0.16%
Bally Technologies Inc.(a)	2,633	99,659
Carmike Cinemas Inc.(a)	501	3,582

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Churchill Downs Inc.	102	4,233
DreamWorks Animation SKG Inc. Class A(a)	3,482	97,252
Empire Resorts Inc.(a)	1,196	742
International Game Technology	14,044	227,934
International Speedway Corp. Class A	471	14,036
Isle of Capri Casinos Inc.(a)	171	1,624
Lions Gate Entertainment Corp.(a)	2,215	13,844
Madison Square Garden Inc. Class A(a)	891	24,048
National CineMedia Inc.	2,623	48,971
Pinnacle Entertainment Inc.(a)	300	4,086
Regal Entertainment Group Class A	614	8,289
Scientific Games Corp. Class A(a)	1,194	10,436
Shuffle Master Inc.(a)	2,676	28,580
Warner Music Group Corp.(a)	66	447

		587,763

ENVIRONMENTAL CONTROL – 0.32%
Calgon Carbon Corp.(a)	2,807	44,575
Casella Waste Systems Inc. Class A(a)	1,177	8,439
Clean Harbors Inc.(a)	1,080	106,553
Darling International Inc.(a)	3,795	58,329
Energy Recovery Inc.(a)(b)	1,591	5,059
Met-Pro Corp.	134	1,595
Mine Safety Appliances Co.	977	35,827
Nalco Holding Co.	6,183	168,858
Rentech Inc.(a)(b)	9,679	12,099
Republic Services Inc.	4,633	139,175
Stericycle Inc.(a)	4,018	356,276
Tetra Tech Inc.(a)	2,897	71,527
US Ecology Inc.	936	16,314
Waste Connections Inc.	4,236	121,954

		1,146,580

FOOD – 1.18%
Arden Group Inc. Class A	60	4,579
B&G Foods Inc. Class A	1,298	24,363
Bridgford Foods Corp.	86	964
Cal-Maine Foods Inc.(b)	486	14,337
Calavo Growers Inc.	472	10,313
Campbell Soup Co.	5,025	166,378
ConAgra Foods Inc.	2,096	49,780
Diamond Foods Inc.	1,016	56,693
Flowers Foods Inc.	1,402	38,176
Fresh Market Inc. (The)(a)	287	10,831
General Mills Inc.	18,764	685,824
H.J. Heinz Co.	6,151	300,292
Hershey Co. (The)	4,268	231,966
J&J Snack Foods Corp.	664	31,255
Kellogg Co.	10,897	588,220
Kroger Co. (The)	1,803	43,218
Lifeway Foods Inc.(a)(b)	211	2,199
M&F Worldwide Corp.(a)	26	653
McCormick & Co. Inc. NVS	3,158	151,047
Pilgrim’s Pride Corp.(a)	935	7,209
Ruddick Corp.	1,066	41,137
Sanderson Farms Inc.(b)	983	45,139
Sara Lee Corp.	21,065	372,219
Smart Balance Inc.(a)	2,158	9,905
Snyders-Lance Inc.	1,339	26,579
Sysco Corp.	27,957	774,409
Tootsie Roll Industries Inc.	1,087	30,827

Security	Shares	Value
United Natural Foods Inc.(a)	2,367	106,089
Village Super Market Inc. Class A	275	8,003
Whole Foods Market Inc.	6,590	434,281

		4,266,885

FOREST PRODUCTS & PAPER – 0.26%
Clearwater Paper Corp.(a)	393	31,990
Deltic Timber Corp.	501	33,487
International Paper Co.	16,013	483,272
Neenah Paper Inc.	314	6,899
Plum Creek Timber Co. Inc.(b)	3,254	141,907
Potlatch Corp.	992	39,878
Rayonier Inc.	1,155	71,968
Rock-Tenn Co. Class A	646	44,800
Schweitzer-Mauduit International Inc.	857	43,373
Temple-Inland Inc.	914	21,388
Verso Paper Corp.(a)	694	3,713
Wausau Paper Corp.	769	5,875
Xerium Technologies Inc.(a)	289	6,950

		935,500

GAS – 0.00%
South Jersey Industries Inc.	257	14,384

		14,384

HAND & MACHINE TOOLS – 0.12%
Franklin Electric Co. Inc.	992	45,830
Kennametal Inc.	2,868	111,852
Lincoln Electric Holdings Inc.	2,002	151,992
Regal Beloit Corp.	1,512	111,631

		421,305

HEALTH CARE - PRODUCTS – 3.85%
Abaxis Inc.(a)	1,047	30,195
ABIOMED Inc.(a)	1,579	22,943
Accuray Inc.(a)	2,241	20,236
Alcon Inc.	3,273	541,714
Alere Inc.(a)	1,209	47,320
Align Technology Inc.(a)	2,790	57,139
Alphatec Holdings Inc.(a)	1,987	5,365
American Medical Systems Holdings Inc.(a)	3,546	76,735
Arthrocare Corp.(a)	1,258	41,942
Atrion Corp.	66	11,515
Baxter International Inc.	23,668	1,272,628
Becton, Dickinson and Co.	10,495	835,612
BG Medicine Inc.(a)	240	1,850
Bruker Corp.(a)	3,388	70,640
C.R. Bard Inc.	4,139	411,044
Caliper Life Sciences Inc.(a)	2,001	13,527
CardioNet Inc.(a)	352	1,686
CareFusion Corp.(a)	1,839	51,860
Cepheid Inc.(a)	2,950	82,659
Cerus Corp.(a)(b)	1,676	4,844
Clinical Data Inc.(a)(b)	686	20,786
Conceptus Inc.(a)	1,408	20,346
Cooper Companies Inc. (The)	398	27,641
Covidien PLC	23,867	1,239,652
Cutera Inc.(a)	193	1,654
Cyberonics Inc.(a)	1,311	41,703

34	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Delcath Systems Inc.(a)(b)	1,931	14,231
DENTSPLY International Inc.	6,955	257,265
DexCom Inc.(a)	3,206	49,757
Edwards Lifesciences Corp.(a)	5,376	467,712
Endologix Inc.(a)	2,075	14,068
Exactech Inc.(a)	321	5,634
Female Health Co. (The)(b)	828	4,132
Gen-Probe Inc.(a)	2,401	159,306
Haemonetics Corp.(a)	1,226	80,352
Hanger Orthopedic Group Inc.(a)	596	15,514
Hansen Medical Inc.(a)(b)	646	1,428
HeartWare International Inc.(a)	434	37,120
Henry Schein Inc.(a)	4,339	304,468
Hill-Rom Holdings Inc.	2,494	94,722
ICU Medical Inc.(a)	173	7,574
IDEXX Laboratories Inc.(a)	2,803	216,448
Immucor Inc.(a)	3,328	65,828
Insulet Corp.(a)	2,130	43,921
Intuitive Surgical Inc.(a)	1,849	616,568
Invacare Corp.	147	4,575
IRIS International Inc.(a)	818	7,378
Johnson & Johnson	19,647	1,164,085
Kensey Nash Corp.(a)	378	9,416
Kinetic Concepts Inc.(a)	295	16,054
LCA-Vision Inc.(a)	356	2,403
Luminex Corp.(a)	1,942	36,432
MAKO Surgical Corp.(a)(b)	1,665	40,293
Masimo Corp.	2,430	80,433
Medtronic Inc.	40,198	1,581,791
MELA Sciences Inc.(a)(b)	1,226	4,315
Merge Healthcare Inc.(a)	2,587	12,625
Meridian Bioscience Inc.	1,941	46,565
Merit Medical Systems Inc.(a)	1,027	20,150
Metabolix Inc.(a)(b)	1,287	13,526
Microvision Inc.(a)(b)	3,712	4,900
Natus Medical Inc.(a)	1,313	22,058
NuVasive Inc.(a)	1,897	48,032
NxStage Medical Inc.(a)	1,331	29,255
OraSure Technologies Inc.(a)	1,915	15,052
Orthofix International NV(a)	791	25,676
Orthovita Inc.(a)	2,966	6,318
Palomar Medical Technologies Inc.(a)	634	9,415
Patterson Companies Inc.	4,851	156,154
PSS World Medical Inc.(a)	2,821	76,590
Quidel Corp.(a)	954	11,410
ResMed Inc.(a)	7,171	215,130
Rochester Medical Corp.(a)	481	5,522
Sirona Dental Systems Inc.(a)	1,567	78,601
Solta Medical Inc.(a)	828	2,732
SonoSite Inc.(a)	687	22,891
Spectranetics Corp.(a)	1,297	6,109
St. Jude Medical Inc.	15,779	808,831
Staar Surgical Co.(a)	1,554	8,656
Stereotaxis Inc.(a)	1,613	6,242
Steris Corp.	2,676	92,429
Stryker Corp.	14,941	908,413
SurModics Inc.(a)	686	8,575
Syneron Medical Ltd.(a)	404	5,268
Synovis Life Technologies Inc.(a)	556	10,664
TECHNE Corp.	1,796	128,594
Thoratec Corp.(a)	2,737	70,970
TomoTherapy Inc.(a)	1,371	6,265
Unilife Corp.(a)(b)	2,204	12,497

Security	Shares	Value
Varian Medical Systems Inc.(a)	5,858	396,235
Vascular Solutions Inc.(a)	771	8,412
Vital Images Inc.(a)	356	4,810
Volcano Corp.(a)	2,349	60,134
West Pharmaceutical Services Inc.	1,576	70,557
Wright Medical Group Inc.(a)	1,226	20,854
Young Innovations Inc.	189	5,935
Zoll Medical Corp.(a)	936	41,942

		13,861,453

HEALTH CARE – SERVICES – 0.69%
Air Methods Corp.(a)	572	38,467
Alliance Healthcare Services Inc.(a)	1,063	4,698
Allied Healthcare International Inc.(a)	356	904
Almost Family Inc.(a)	410	15,432
Amedisys Inc.(a)	1,353	47,355
America Service Group Inc.	373	9,564
American Dental Partners Inc.(a)	211	2,768
AMERIGROUP Corp.(a)	356	22,873
Bio-Reference Laboratories Inc.(a)	1,059	23,764
Brookdale Senior Living Inc.(a)	522	14,616
Community Health Systems Inc.(a)	3,088	123,489
Continucare Corp.(a)	1,549	8,287
Covance Inc.(a)	2,928	160,220
DaVita Inc.(a)	4,609	394,116
Emeritus Corp.(a)	1,081	27,522
Ensign Group Inc. (The)	658	21,010
Gentiva Health Services Inc.(a)	522	14,632
Health Management Associates Inc. Class A(a)	11,843	129,089
HealthSouth Corp.(a)	4,218	105,366
IPC The Hospitalist Co. Inc.(a)	783	35,556
Laboratory Corp. of America Holdings(a)	4,944	455,491
LHC Group Inc.(a)	791	23,730
Lincare Holdings Inc.	4,674	138,631
MEDNAX Inc.(a)	2,087	139,015
Metropolitan Health Networks Inc.(a)	1,904	9,006
Molina Healthcare Inc.(a)	342	13,680
Neostem Inc.(a)(b)	1,198	2,061
Quest Diagnostics Inc.	5,291	305,397
RehabCare Group Inc.(a)	338	12,462
Sunrise Senior Living Inc.(a)	2,479	29,574
Tenet Healthcare Corp.(a)	16,831	125,391
U.S. Physical Therapy Inc.	472	10,544
Universal Health Services Inc. Class B	324	16,009

		2,480,719

HOLDING COMPANIES – DIVERSIFIED – 0.01%
Heckmann Corp.(a)	4,087	26,770
Primoris Services Corp.	541	5,486

		32,256

HOME BUILDERS – 0.08%
Cavco Industries Inc.(a)	59	2,664
NVR Inc.(a)	277	209,412
Thor Industries Inc.	1,561	52,091
Winnebago Industries Inc.(a)	1,325	17,715

		281,882

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
HOME FURNISHINGS – 0.13%
American Woodmark Corp.	30	626
DTS Inc.(a)	857	39,962
Ethan Allen Interiors Inc.	356	7,796
Harman International Industries Inc.	1,663	77,862
La-Z-Boy Inc.(a)	266	2,540
Sealy Corp.(a)(b)	356	904
Tempur-Pedic International Inc.(a)	3,171	160,643
TiVo Inc.(a)	5,354	46,901
Universal Electronics Inc.(a)	296	8,750
Whirlpool Corp.	1,511	128,979

		474,963

HOUSEHOLD PRODUCTS & WARES – 0.66%
American Greetings Corp. Class A	116	2,738
Avery Dennison Corp.	337	14,140
Blyth Inc.	29	942
Church & Dwight Co. Inc.	3,400	269,756
Clorox Co. (The)	6,255	438,288
Ennis Inc.	254	4,326
Fortune Brands Inc.	858	53,102
Fossil Inc.(a)	2,410	225,696
Kid Brands Inc.(a)	117	860
Kimberly-Clark Corp.	15,576	1,016,645
Oil-Dri Corp. of America	42	895
Scotts Miracle-Gro Co. (The) Class A	2,140	123,799
Standard Register Co. (The)	1,016	3,373
Summer Infant Inc.(a)	501	4,008
Tupperware Brands Corp.	3,021	180,384
WD-40 Co.	727	30,781

		2,369,733

HOUSEWARES – 0.03%
National Presto Industries Inc.	211	23,775
Toro Co. (The)	1,484	98,271

		122,046

INSURANCE – 0.87%
ACE Ltd.	2,422	156,703
Aflac Inc.	21,118	1,114,608
Aon Corp.	2,784	147,441
Arch Capital Group Ltd.(a)	137	13,589
Arthur J. Gallagher & Co.	1,285	39,077
Axis Capital Holdings Ltd.	1,638	57,199
Brown & Brown Inc.	2,918	75,284
CNO Financial Group Inc.(a)	953	7,157
Crawford & Co. Class B	791	3,765
eHealth Inc.(a)	1,111	14,776
Endurance Specialty Holdings Ltd.(b)	270	13,181
Erie Indemnity Co. Class A	987	70,186
First American Financial Corp.	294	4,851
Fortegra Financial Corp.(a)	57	648
Genworth Financial Inc. Class A(a)	4,372	58,847
Hartford Financial Services Group Inc. (The)	1,739	46,831
Life Partners Holdings Inc.(b)	409	3,288
Marsh & McLennan Companies Inc.	23,697	706,408
MetLife Inc.	9,774	437,191
Tower Group Inc.	925	22,228
Travelers Companies Inc. (The)	2,387	141,979

Security	Shares	Value
Validus Holdings Ltd.	440	14,665

		3,149,902

INTERNET – 4.40%
1-800-FLOWERS.COM Inc.(a)	1,007	3,323
AboveNet Inc.	1,051	68,168
Akamai Technologies Inc.(a)	8,520	323,760
Amazon.com Inc.(a)	16,605	2,991,059
Ancestry.com Inc.(a)	864	30,629
Archipelago Learning Inc.(a)	356	3,044
Ariba Inc.(a)	4,192	143,115
Blue Coat Systems Inc.(a)	2,081	58,601
Blue Nile Inc.(a)(b)	646	34,878
BroadSoft Inc.(a)	281	13,401
Cogent Communications Group Inc.(a)	2,071	29,553
comScore Inc.(a)	1,081	31,900
Constant Contact Inc.(a)(b)	1,499	52,315
DealerTrack Holdings Inc.(a)	1,633	37,494
Dice Holdings Inc.(a)	891	13,463
Digital River Inc.(a)	289	10,817
Drugstore.com Inc.(a)	4,167	16,043
eBay Inc.(a)	20,757	644,297
ePlus Inc.(a)	13	346
Equinix Inc.(a)	2,132	194,225
eResearchTechnology Inc.(a)	1,951	13,208
Expedia Inc.	3,835	86,901
F5 Networks Inc.(a)	3,770	386,689
Global Sources Ltd.(a)	954	11,095
Google Inc. Class A(a)	11,567	6,780,691
GSI Commerce Inc.(a)	3,189	93,342
IAC/InterActiveCorp(a)	1,334	41,207
InfoSpace Inc.(a)	308	2,667
Internet Capital Group Inc.(a)	297	4,217
IntraLinks Holdings Inc.(a)	458	12,247
j2 Global Communications Inc.(a)	1,544	45,563
Keynote Systems Inc.	66	1,224
KIT Digital Inc.(a)(b)	1,564	18,831
Knot Inc. (The)(a)	874	10,532
Lionbridge Technologies Inc.(a)	2,676	9,179
Liquidity Services Inc.(a)	770	13,752
Local.com Corp.(a)(b)	700	2,723
LoopNet Inc.(a)	936	13,244
MediaMind Technologies Inc.(a)	196	2,707
ModusLink Global Solutions Inc.	114	622
Move Inc.(a)	7,606	18,178
Netflix Inc.(a)	1,897	450,215
Network Engines Inc.(a)	1,785	3,624
NIC Inc.	2,386	29,730
NutriSystem Inc.(b)	1,505	21,807
Online Resources Corp.(a)	1,136	4,294
OpenTable Inc.(a)(b)	734	78,061
Openwave Systems Inc.(a)	6,289	13,458
Orbitz Worldwide Inc.(a)	791	2,824
Overstock.com Inc.(a)	691	10,863
Perficient Inc.(a)	542	6,509
Priceline.com Inc.(a)	2,251	1,139,996
QuinStreet Inc.(a)	513	11,660
Rackspace Hosting Inc.(a)	4,548	194,882
ReachLocal Inc.(a)	229	4,580
RightNow Technologies Inc.(a)	1,055	33,021
Safeguard Scientifics Inc.(a)	36	733
Sapient Corp.(a)	4,601	52,681

36	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Shutterfly Inc.(a)	1,345	70,424
Sourcefire Inc.(a)	1,313	36,121
SPS Commerce Inc.(a)	224	3,474
Stamps.com Inc.	659	8,798
Support.com Inc.(a)	2,946	15,290
Symantec Corp.(a)	3,643	67,541
TechTarget Inc.(a)	487	4,339
TeleCommunication Systems Inc.(a)	738	3,041
Terremark Worldwide Inc.(a)	2,698	51,262
TIBCO Software Inc.(a)	7,799	212,523
Travelzoo Inc.(a)	282	18,778
United Online Inc.	868	5,473
US Auto Parts Network Inc.(a)	1,187	10,327
ValueClick Inc.(a)	3,111	44,985
Vasco Data Security International Inc.(a)	1,100	15,103
VeriSign Inc.	8,153	295,220
Vitacost.com Inc.(d)	223	636
Vocus Inc.(a)	721	18,645
WebMD Health Corp.(a)	2,797	149,416
Websense Inc.(a)	2,110	48,467
Yahoo! Inc.(a)	26,078	434,199
Zix Corp.(a)	2,954	10,871

		15,853,121

INVESTMENT COMPANIES – 0.00%
MVC Capital Inc.	66	906
Solar Senior Capital Ltd.(a)	94	1,751

		2,657

IRON & STEEL – 0.40%
AK Steel Holding Corp.	735	11,598
Allegheny Technologies Inc.	4,642	314,356
Carpenter Technology Corp.	2,061	88,025
Cliffs Natural Resources Inc.	6,432	632,137
Metals USA Holdings Corp.(a)	284	4,649
Nucor Corp.	6,370	293,148
Reliance Steel & Aluminum Co.	385	22,245
Schnitzer Steel Industries Inc. Class A	244	15,863
Shiloh Industries Inc.	122	1,425
United States Steel Corp.	1,262	68,072

		1,451,518

LEISURE TIME – 0.36%
Ambassadors Group Inc.	936	10,249
Brunswick Corp.	4,145	105,407
Carnival Corp.	7,859	301,471
Harley-Davidson Inc.	11,086	471,044
Interval Leisure Group Inc.(a)	1,785	29,185
Life Time Fitness Inc.(a)	1,734	64,696
Marine Products Corp.(a)	468	3,711
Multimedia Games Inc.(a)	356	2,040
Polaris Industries Inc.	1,509	131,313
Royal Caribbean Cruises Ltd.(a)	2,402	99,107
WMS Industries Inc.(a)	2,725	96,329

		1,314,552

LODGING – 0.61%
Ameristar Casinos Inc.	1,226	21,762
Choice Hotels International Inc.	137	5,322

Security	Shares	Value
Las Vegas Sands Corp.(a)	16,486	696,039
Marriott International Inc. Class A	12,795	455,246
MGM Resorts International(a)	2,205	28,996
Monarch Casino & Resort Inc.(a)	356	3,702
Morgans Hotel Group Co.(a)	356	3,489
Starwood Hotels & Resorts Worldwide Inc.	8,936	519,360
Wynn Resorts Ltd.	3,559	452,883

		2,186,799

MACHINERY – 2.62%
Alamo Group Inc.	20	549
Albany International Corp. Class A	244	6,076
Altra Holdings Inc.(a)	1,225	28,934
Applied Industrial Technologies Inc.	1,980	65,855
Babcock & Wilcox Co. (The)(a)	4,341	144,902
Briggs & Stratton Corp.	1,443	32,684
Bucyrus International Inc.	3,537	323,459
Caterpillar Inc.	29,816	3,320,012
CNH Global NV(a)	197	9,564
Cognex Corp.	1,456	41,132
Cummins Inc.	9,561	1,048,077
Deere & Co.	19,034	1,844,204
DXP Enterprises Inc.(a)	354	8,170
Flow International Corp.(a)	1,558	6,840
Flowserve Corp.	2,267	291,990
Gardner Denver Inc.	2,327	181,576
Gorman-Rupp Co. (The)	586	23,082
Graco Inc.	2,845	129,419
IDEX Corp.	3,152	137,585
Intermec Inc.(a)	1,014	10,941
Intevac Inc.(a)	433	5,382
iRobot Corp.(a)	1,022	33,613
Joy Global Inc.	4,849	479,130
Kadant Inc.(a)	156	4,086
Lindsay Corp.(b)	603	47,649
Manitowoc Co. Inc. (The)	6,145	134,453
Middleby Corp. (The)(a)(b)	791	73,737
NACCO Industries Inc. Class A	248	27,446
Nordson Corp.	1,602	184,326
Park-Ohio Holdings Corp.(a)	336	6,942
Presstek Inc.(a)(b)	1,283	2,669
Rockwell Automation Inc.	6,780	641,727
Sauer-Danfoss Inc.(a)	501	25,516
Tennant Co.	928	39,013
Twin Disc Inc.	52	1,675
Wabtec Corp.	389	26,386
Zebra Technologies Corp. Class A(a)	1,612	63,255

		9,452,056

MANUFACTURING – 3.88%
3M Co.	33,854	3,165,349
A.O. Smith Corp.	1,584	70,235
Actuant Corp. Class A	3,180	92,220
Acuity Brands Inc.	2,041	119,378
AZZ Inc.	581	26,494
Barnes Group Inc.	1,993	41,614
Blount International Inc.(a)	2,208	35,284
Brink’s Co. (The)	1,801	59,631
Carlisle Companies Inc.	242	10,781
CLARCOR Inc.	2,213	99,430
Colfax Corp.(a)	1,081	24,809

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Cooper Industries PLC	7,896	512,450
Danaher Corp.	23,451	1,217,107
Donaldson Co. Inc.	3,654	223,954
Dover Corp.	5,606	368,538
Eastman Kodak Co.(a)	12,581	40,637
Eaton Corp.	4,114	228,080
EnPro Industries Inc.(a)	391	14,201
Fabrinet(a)	173	3,488
General Electric Co.	117,454	2,354,953
GP Strategies Corp.(a)	265	3,604
Harsco Corp.	340	11,999
Hexcel Corp.(a)	3,851	75,826
Honeywell International Inc.	36,351	2,170,518
Illinois Tool Works Inc.	20,975	1,126,777
Koppers Holdings Inc.	951	40,608
Lancaster Colony Corp.	936	56,722
Leggett & Platt Inc.	4,179	102,386
LSB Industries Inc.(a)	836	33,139
Matthews International Corp. Class A	1,537	59,251
Pall Corp.	5,557	320,139
Parker Hannifin Corp.	2,143	202,899
Pentair Inc.	2,408	90,998
PMFG Inc.(a)(b)	824	17,584
Polypore International Inc.(a)	1,004	57,810
Raven Industries Inc.	826	50,733
Roper Industries Inc.	4,429	382,931
Smith & Wesson Holding Corp.(a)	3,256	11,559
SPX Corp.	447	35,487
Standex International Corp.	109	4,130
STR Holdings Inc.(a)	1,312	25,164
Sturm, Ruger & Co. Inc.	836	19,203
Teleflex Inc.	318	18,438
Textron Inc.	6,619	181,294
Tredegar Corp.	88	1,899
Tyco International Ltd.	3,281	146,890

		13,956,621

MEDIA – 1.33%
Acacia Research Corp.(a)	1,705	58,345
Beasley Broadcast Group Inc. Class A(a)	153	1,123
Belo Corp. Class A(a)	4,226	37,231
Cambium Learning Group Inc.(a)	672	2,285
CBS Corp. Class B NVS	3,782	94,701
CKX Inc.(a)	448	1,891
Crown Media Holdings Inc. Class A(a)(b)	379	879
Cumulus Media Inc. Class A(a)(b)	199	864
Demand Media Inc.(a)	284	6,688
Dex One Corp.(a)	149	721
DG FastChannel Inc.(a)	1,176	37,891
DIRECTV Class A(a)	36,758	1,720,274
Discovery Communications Inc. Series A(a)	9,800	391,020
Dolan Co. (The)(a)	742	9,008
Entercom Communications Corp.(a)	874	9,632
Entravision Communications Corp. Class A(a)	2,096	5,680
John Wiley & Sons Inc. Class A	1,976	100,460
Journal Communications Inc. Class A(a)	264	1,584
Lee Enterprises Inc.(a)(b)	1,948	5,260
Lin TV Corp. Class A(a)	111	658
LodgeNet Interactive Corp.(a)(b)	533	1,940
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,114	4,133
McClatchy Co. (The) Class A(a)(b)	2,676	9,098
McGraw-Hill Companies Inc. (The)	10,501	413,739

Security	Shares	Value
Media General Inc. Class A(a)(b)	211	1,452
Meredith Corp.	707	23,981
News Corp. Class A NVS	22,508	395,241
Nexstar Broadcasting Group Inc.(a)	100	867
Nielsen Holdings NV(a)	1,291	35,257
PRIMEDIA Inc.	66	321
Scripps Networks Interactive Inc. Class A	4,216	211,179
Sinclair Broadcast Group Inc. Class A	156	1,956
Sirius XM Radio Inc.(a)	182,966	303,724
SuperMedia Inc.(a)(b)	584	3,644
Thomson Reuters Corp.	5,706	223,904
Time Warner Inc.	11,066	395,056
Value Line Inc.	47	696
Viacom Inc. Class B NVS	5,634	262,094
Westwood One Inc.(a)(b)	249	1,805
World Wrestling Entertainment Inc.	928	11,665

		4,787,947

METAL FABRICATE & HARDWARE – 0.41%
Ampco-Pittsburgh Corp.	34	938
CIRCOR International Inc.	45	2,116
Dynamic Materials Corp.	289	8,078
Haynes International Inc.	66	3,660
Kaydon Corp.	1,565	61,332
Mueller Industries Inc.	211	7,727
Mueller Water Products Inc. Class A	6,684	29,944
Omega Flex Inc.(a)(b)	139	1,870
Precision Castparts Corp.	6,756	994,348
RBC Bearings Inc.(a)	1,006	38,459
Sun Hydraulics Corp.	569	24,524
Timken Co. (The)	2,991	156,429
TriMas Corp.(a)	915	19,672
Valmont Industries Inc.	1,015	105,936
Worthington Industries Inc.	1,826	38,200

		1,493,233

MINING – 1.36%
Alcoa Inc.	7,116	125,598
Allied Nevada Gold Corp.(a)	3,523	124,996
AMCOL International Corp.	1,107	39,830
Capital Gold Corp.(a)	2,973	19,116
Coeur d’Alene Mines Corp.(a)	271	9,425
Compass Minerals International Inc.	1,540	144,036
Freeport-McMoRan Copper & Gold Inc.	44,608	2,477,975
General Moly Inc.(a)(b)	2,882	15,505
Globe Specialty Metals Inc.	2,849	64,843
Golden Star Resources Ltd.(a)	12,055	35,803
Horsehead Holding Corp.(a)	105	1,790
Jaguar Mining Inc.(a)	3,916	20,442
Materion Corp.(a)	66	2,693
Molycorp Inc.(a)	538	32,291
Newmont Mining Corp.	22,590	1,232,962
Noranda Aluminium Holding Corp.(a)	544	8,731
Royal Gold Inc.	381	19,964
RTI International Metals Inc.(a)	203	6,324
Southern Copper Corp.	7,968	320,871
Stillwater Mining Co.(a)	2,057	47,167
Thompson Creek Metals Co. Inc.(a)	645	8,088
Titanium Metals Corp.(a)	4,010	74,506
United States Lime & Minerals Inc.(a)	54	2,188
Uranium Energy Corp.(a)(b)	3,693	14,735
US Gold Corp.(a)	4,773	42,146

		4,892,025

38	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
MISCELLANEOUS – MANUFACTURING – 0.01%
John Bean Technologies Corp.	1,298	24,961

		24,961

OFFICE & BUSINESS EQUIPMENT – 0.05%
Pitney Bowes Inc.	6,982	179,368

		179,368

OFFICE FURNISHINGS – 0.07%
CompX International Inc.	42	662
Herman Miller Inc.	2,661	73,151
HNI Corp.	2,118	66,844
Interface Inc. Class A	2,283	42,213
Knoll Inc.	2,437	51,079
Steelcase Inc. Class A	420	4,780

		238,729

OIL & GAS – 8.22%
Abraxas Petroleum Corp.(a)	1,198	7,008
Apco Oil and Gas International Inc.	429	36,791
Atlas Energy Inc. Escrow(a)(d)	2,658	266
Atwood Oceanics Inc.(a)	590	27,394
BPZ Resources Inc.(a)(b)	1,404	7,455
Brigham Exploration Co.(a)	5,465	203,189
Callon Petroleum Co.(a)	1,270	9,868
CAMAC Energy Inc.(a)	2,123	3,184
Carrizo Oil & Gas Inc.(a)	1,749	64,591
Cheniere Energy Inc.(a)(b)	1,070	9,962
Chevron Corp.	5,020	539,299
Cimarex Energy Co.	3,952	455,428
Clayton Williams Energy Inc.(a)	240	25,368
Concho Resources Inc.(a)	4,869	522,444
ConocoPhillips	27,052	2,160,373
Contango Oil & Gas Co.(a)	398	25,170
Continental Resources Inc.(a)	1,377	98,414
Diamond Offshore Drilling Inc.	1,076	83,605
Endeavour International Corp.(a)(b)	1,314	16,688
Energy XXI (Bermuda) Ltd.(a)	3,634	123,919
EOG Resources Inc.	12,707	1,505,907
EQT Corp.	6,579	328,292
Evolution Petroleum Corp.(a)	698	5,444
EXCO Resources Inc.	6,899	142,533
Exxon Mobil Corp.	222,400	18,710,513
Forest Oil Corp.(a)	3,394	128,395
FX Energy Inc.(a)	2,277	19,036
Gulfport Energy Corp.(a)	1,321	47,754
Holly Corp.	1,473	89,499
Houston American Energy Corp.(b)	810	12,482
Isramco Inc.(a)	66	4,290
Kodiak Oil & Gas Corp.(a)	7,668	51,376
Magnum Hunter Resources Corp.(a)(b)	2,886	24,733
Marathon Oil Corp.	8,930	476,058
McMoRan Exploration Co.(a)	4,771	84,494
Murphy Oil Corp.	1,056	77,532
Nabors Industries Ltd.(a)	5,346	162,411
Northern Oil and Gas Inc.(a)	2,707	72,277

Security	Shares	Value
Oasis Petroleum Inc.(a)	1,130	35,731
Occidental Petroleum Corp.	7,827	817,843
Panhandle Oil and Gas Inc.	336	10,634
Petrohawk Energy Corp.(a)	10,210	250,553
PetroQuest Energy Inc.(a)	599	5,607
Pride International Inc.(a)	3,346	143,711
Quicksilver Resources Inc.(a)	380	5,438
RAM Energy Resources Inc.(a)	2,449	5,094
Range Resources Corp.	7,515	439,327
Resolute Energy Corp.(a)	157	2,848
Rex Energy Corp.(a)	388	4,520
Rosetta Resources Inc.(a)	1,500	71,310
Rowan Companies Inc.(a)	719	31,765
SandRidge Energy Inc.(a)	9,749	124,787
SM Energy Co.	2,005	148,751
Southwestern Energy Co.(a)	16,393	704,407
Stone Energy Corp.(a)	145	4,839
TransAtlantic Petroleum Ltd.(a)	6,804	21,092
Ultra Petroleum Corp.(a)	7,171	353,172
VAALCO Energy Inc.(a)	389	3,019
Venoco Inc.(a)	274	4,683
W&T Offshore Inc.	250	5,697
Warren Resources Inc.(a)	1,031	5,248
Whiting Petroleum Corp.(a)	396	29,086

		29,592,604

OIL & GAS SERVICES – 2.81%
Baker Hughes Inc.	5,537	406,582
Cameron International Corp.(a)	6,625	378,288
CARBO Ceramics Inc.	905	127,714
Core Laboratories NV	2,096	214,148
Dresser-Rand Group Inc.(a)	3,549	190,297
Dril-Quip Inc.(a)	1,592	125,816
Exterran Holdings Inc.(a)	356	8,448
FMC Technologies Inc.(a)	5,817	549,590
Halliburton Co.	43,070	2,146,609
ION Geophysical Corp.(a)	5,866	74,440
Key Energy Services Inc.(a)	342	5,318
Lufkin Industries Inc.	1,424	133,101
Matrix Service Co.(a)	356	4,948
Newpark Resources Inc.(a)	290	2,279
Oil States International Inc.(a)	137	10,431
RPC Inc.	2,004	50,741
Schlumberger Ltd.	56,619	5,280,288
Superior Energy Services Inc.(a)	276	11,316
Targa Resources Corp.	344	12,467
Tetra Technologies Inc.(a)	538	8,285
Weatherford International Ltd.(a)	14,049	317,507
World Fuel Services Corp.	1,716	69,687

		10,128,300

PACKAGING & CONTAINERS – 0.14%
AEP Industries Inc.(a)	66	1,962
Astronics Corp.(a)	356	8,960
Ball Corp.	1,732	62,092
Crown Holdings Inc.(a)	7,711	297,490
Graham Packaging Co. Inc.(a)	334	5,822
Owens-Illinois Inc.(a)	2,457	74,177
Silgan Holdings Inc.	1,184	45,158

		495,661

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
PHARMACEUTICALS – 3.77%
Abbott Laboratories	66,091	3,241,764
Acura Pharmaceuticals Inc.(a)(b)	356	1,125
Akorn Inc.(a)	2,295	13,242
Alexza Pharmaceuticals Inc.(a)(b)	1,773	3,014
Alimera Sciences Inc.(a)	309	2,410
Alkermes Inc.(a)	1,359	17,599
Allergan Inc.	14,440	1,025,529
Allos Therapeutics Inc.(a)	3,691	11,700
Alnylam Pharmaceuticals Inc.(a)	1,780	17,035
AmerisourceBergen Corp.	13,322	527,018
Amylin Pharmaceuticals Inc.(a)	6,769	76,964
Anacor Pharmaceuticals Inc.(a)	527	3,647
Antares Pharma Inc.(a)	3,038	5,468
Anthera Pharmaceuticals Inc.(a)	271	1,832
Aoxing Pharmaceutical Co. Inc.(a)(b)	1,141	2,465
Ardea Biosciences Inc.(a)	811	23,268
Array BioPharma Inc.(a)	4,179	12,788
Auxilium Pharmaceuticals Inc.(a)	2,026	43,498
AVANIR Pharmaceuticals Inc. Class A(a)(b)	5,552	22,652
AVI BioPharma Inc.(a)	5,854	10,947
Biodel Inc.(a)(b)	492	1,033
BioMarin Pharmaceutical Inc.(a)	4,788	120,322
BioScrip Inc.(a)	1,972	9,288
BioSpecifics Technologies Corp.(a)	188	4,794
Cadence Pharmaceuticals Inc.(a)(b)	1,044	9,615
Caraco Pharmaceutical Laboratories Ltd.(a)	419	2,179
Cardinal Health Inc.	5,863	241,145
Catalyst Health Solutions Inc.(a)	1,767	98,828
Chelsea Therapeutics International Ltd.(a)	2,542	9,914
Corcept Therapeutics Inc.(a)	1,192	5,066
Cubist Pharmaceuticals Inc.(a)	2,821	71,202
Cumberland Pharmaceuticals Inc.(a)	325	1,797
Dendreon Corp.(a)	6,758	252,952
Depomed Inc.(a)	2,154	21,626
DURECT Corp.(a)	4,126	14,854
Dyax Corp.(a)	3,571	5,749
Dynavax Technologies Corp.(a)	6,273	17,313
Eli Lilly and Co.	11,083	389,789
Emergent BioSolutions Inc.(a)	790	19,086
Endocyte Inc.(a)	549	4,705
Express Scripts Inc.(a)	26,006	1,446,194
Furiex Pharmaceuticals Inc.(a)	439	7,410
Gilead Sciences Inc.(a)	37,842	1,606,014
Herbalife Ltd.	2,861	232,771
Hi-Tech Pharmacal Co. Inc.(a)	405	8,153
Hospira Inc.(a)	7,833	432,382
Idenix Pharmaceuticals Inc.(a)(b)	1,631	5,415
Impax Laboratories Inc.(a)	2,637	67,112
Infinity Pharmaceuticals Inc.(a)	701	4,122
Inspire Pharmaceuticals Inc.(a)	2,985	11,821
Ironwood Pharmaceuticals Inc. Class A(a)	753	10,542
Isis Pharmaceuticals Inc.(a)	4,523	40,888
Jazz Pharmaceuticals Inc.(a)	627	19,970
Keryx Biopharmaceuticals Inc.(a)	2,278	11,390
Lannett Co. Inc.(a)	646	3,605
MannKind Corp.(a)(b)	3,016	11,008
MAP Pharmaceuticals Inc.(a)	1,029	14,190
Mead Johnson Nutrition Co. Class A	1,348	78,090
Medco Health Solutions Inc.(a)	19,197	1,078,104
Medicines Co. (The)(a)	1,430	23,295
Medivation Inc.(a)	1,640	30,570

Security	Shares	Value
Mylan Inc.(a)	17,354	393,415
Nabi Biopharmaceuticals(a)	1,806	10,493
Nature’s Sunshine Products Inc.(a)	356	3,190
Neogen Corp.(a)	1,091	45,146
Neurocrine Biosciences Inc.(a)	2,386	18,110
NeurogesX Inc.(a)(b)	701	2,839
NPS Pharmaceuticals Inc.(a)	2,966	28,385
Obagi Medical Products Inc.(a)	791	9,998
Omnicare Inc.	613	18,384
Onyx Pharmaceuticals Inc.(a)	2,966	104,344
Opko Health Inc.(a)(b)	4,764	17,770
Osiris Therapeutics Inc.(a)	709	5,147
Pain Therapeutics Inc.(a)	1,490	14,244
Perrigo Co.	3,836	305,039
PetMed Express Inc.	1,081	17,145
Pharmacyclics Inc.(a)	1,716	10,107
Pharmasset Inc.(a)	1,481	116,570
PharMerica Corp.(a)	306	3,501
POZEN Inc.(a)	1,226	6,584
Progenics Pharmaceuticals Inc.(a)	1,215	7,509
Questcor Pharmaceuticals Inc.(a)	2,974	42,855
Rigel Pharmaceuticals Inc.(a)	2,428	17,263
Salix Pharmaceuticals Ltd.(a)	2,676	93,740
Santarus Inc.(a)(b)	2,431	8,314
Schiff Nutrition International Inc.	31	282
SciClone Pharmaceuticals Inc.(a)	1,661	6,710
SIGA Technologies Inc.(a)(b)	1,985	24,018
Somaxon Pharmaceuticals Inc.(a)(b)	1,225	3,467
Spectrum Pharmaceuticals Inc.(a)	2,035	18,091
Star Scientific Inc.(a)	4,520	20,521
Sucampo Pharmaceuticals Inc.(a)	501	2,104
SXC Health Solutions Corp.(a)	2,878	157,714
Synta Pharmaceuticals Corp.(a)(b)	662	3,482
Synutra International Inc.(a)(b)	865	9,947
Targacept Inc.(a)	1,102	29,302
Theravance Inc.(a)	3,010	72,902
United Therapeutics Corp.(a)	2,407	161,317
USANA Health Sciences Inc.(a)	341	11,768
Vanda Pharmaceuticals Inc.(a)	1,190	8,675
VCA Antech Inc.(a)	4,083	102,810
VIVUS Inc.(a)(b)	3,914	24,228
Warner Chilcott PLC Class A	4,228	98,428
XenoPort Inc.(a)	1,465	8,687
Zalicus Inc.(a)	3,277	7,930
Zogenix Inc.(a)	263	1,315

		13,582,058

PIPELINES – 0.13%
El Paso Corp.	6,233	112,194
Williams Companies Inc. (The)	11,338	353,519

		465,713

REAL ESTATE – 0.21%
CB Richard Ellis Group Inc. Class A(a)	13,426	358,474
HFF Inc. Class A(a)	573	8,618
Howard Hughes Corp. (The)(a)	1,135	80,176
Jones Lang LaSalle Inc.	1,978	197,286
Kennedy-Wilson Holdings Inc.(a)	873	9,481
St. Joe Co. (The)(a)	3,994	100,130

		754,165

40	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.89%
Acadia Realty Trust	444	8,400
Alexander’s Inc.	60	24,417
AMB Property Corp.	718	25,826
American Assets Trust Inc.	143	3,042
Apartment Investment and Management Co. Class A	2,696	68,667
Associated Estates Realty Corp.	1,128	17,913
Campus Crest Communities Inc.	136	1,609
CoreSite Realty Corp.	88	1,394
Digital Realty Trust Inc.(b)	4,082	237,327
DuPont Fabros Technology Inc.(b)	772	18,721
EastGroup Properties Inc.	588	25,854
Equity Lifestyle Properties Inc.	765	44,102
Equity One Inc.	238	4,467
Equity Residential	844	47,610
Essex Property Trust Inc.	590	73,160
Federal Realty Investment Trust	1,725	140,691
FelCor Lodging Trust Inc.(a)	1,781	10,918
General Growth Properties Inc.(a)	15,908	246,256
Getty Realty Corp.	685	15,673
Home Properties Inc.	600	35,370
Hudson Pacific Properties Inc.	66	970
LTC Properties Inc.	112	3,174
Mid-America Apartment Communities Inc.	1,038	66,640
National Health Investors Inc.	480	23,002
Omega Healthcare Investors Inc.	944	21,089
ProLogis	1,703	27,214
PS Business Parks Inc.	173	10,024
Public Storage	6,010	666,569
Saul Centers Inc.	145	6,460
Simon Property Group Inc.	9,640	1,033,022
Strategic Hotels & Resorts Inc.(a)	1,534	9,894
Summit Hotel Properties Inc.(a)	116	1,153
Tanger Factory Outlet Centers Inc.	2,125	55,760
UDR Inc.	477	11,624
Universal Health Realty Income Trust	254	10,295
Ventas Inc.	2,004	108,817
Vornado Realty Trust	681	59,588
Washington Real Estate Investment Trust	699	21,732

		3,188,444

RETAIL – 8.65%
99 Cents Only Stores(a)	1,868	36,613
Abercrombie & Fitch Co. Class A	3,166	185,844
Advance Auto Parts Inc.	3,890	255,262
Aeropostale Inc.(a)	4,188	101,852
AFC Enterprises Inc.(a)	926	14,010
America’s Car-Mart Inc.(a)	272	7,012
American Eagle Outfitters Inc.	2,559	40,662
ANN Inc.(a)	2,746	79,936
Asbury Automotive Group Inc.(a)	1,324	24,481
Ascena Retail Group Inc.(a)	2,614	84,720
AutoNation Inc.(a)(b)	1,140	40,322
AutoZone Inc.(a)	1,183	323,621
Bebe Stores Inc.	293	1,714
Bed Bath & Beyond Inc.(a)	12,465	601,686
Best Buy Co. Inc.	15,357	441,053
Big 5 Sporting Goods Corp.	1,025	12,218
Big Lots Inc.(a)	3,600	156,348
Biglari Holdings Inc.(a)	6	2,541
BJ’s Restaurants Inc.(a)	1,077	42,358

Security	Shares	Value
BJ’s Wholesale Club Inc.(a)	250	12,205
Body Central Corp.(a)	165	3,833
Bon-Ton Stores Inc. (The)(a)(b)	193	2,991
Bravo Brio Restaurant Group Inc.(a)	539	9,535
Brinker International Inc.	3,811	96,418
Brown Shoe Co. Inc.	1,366	16,693
Buckle Inc. (The)	1,081	43,672
Buffalo Wild Wings Inc.(a)	914	49,749
California Pizza Kitchen Inc.(a)	989	16,694
Caribou Coffee Co. Inc.(a)(b)	342	3,478
CarMax Inc.(a)	10,536	338,206
Carrols Restaurant Group Inc.(a)	646	5,988
Casey’s General Stores Inc.	687	26,793
Cash America International Inc.	441	20,308
Casual Male Retail Group Inc.(a)	1,599	7,851
Cato Corp. (The) Class A	1,328	32,536
CEC Entertainment Inc.	1,081	40,786
Cheesecake Factory Inc. (The)(a)	2,966	89,247
Chico’s FAS Inc.	8,493	126,546
Children’s Place Retail Stores Inc. (The)(a)	1,138	56,707
Chipotle Mexican Grill Inc.(a)	1,493	406,648
Christopher & Banks Corp.	995	6,448
Citi Trends Inc.(a)	731	16,294
Coldwater Creek Inc.(a)	2,459	6,492
Collective Brands Inc.(a)	2,059	44,433
Conn’s Inc.(a)(b)	39	175
Copart Inc.(a)	2,849	123,447
Costco Wholesale Corp.	20,969	1,537,447
Cracker Barrel Old Country Store Inc.	1,034	50,811
CVS Caremark Corp.	7,171	246,109
Darden Restaurants Inc.	6,633	325,879
Denny’s Corp.(a)	3,832	15,558
Destination Maternity Corp.	494	11,397
Dick’s Sporting Goods Inc.(a)	4,242	169,595
DineEquity Inc.(a)	786	43,214
Dollar General Corp.(a)	3,282	102,891
Dollar Tree Inc.(a)	6,051	335,952
Domino’s Pizza Inc.(a)	613	11,298
DSW Inc. Class A(a)(b)	644	25,734
Einstein Noah Restaurant Group Inc.	96	1,563
Express Inc.	722	14,108
EZCORP Inc.(a)	2,062	64,726
Family Dollar Stores Inc.	5,991	307,458
Finish Line Inc. (The) Class A	728	14,451
First Cash Financial Services Inc.(a)	1,399	54,001
Gap Inc. (The)	17,868	404,889
Genesco Inc.(a)	116	4,663
Gordmans Stores Inc.(a)	132	2,340
Group 1 Automotive Inc.	235	10,058
Haverty Furniture Companies Inc.	108	1,432
hhgregg Inc.(a)(b)	557	7,458
Hibbett Sports Inc.(a)	1,314	47,054
Home Depot Inc. (The)	80,399	2,979,587
Hot Topic Inc.	181	1,032
HSN Inc.(a)	1,900	60,857
J. Crew Group Inc. Escrow(a)(d)	2,573	0
J.C. Penney Co. Inc.	3,604	129,420
Jack in the Box Inc.(a)	2,479	56,224
Jamba Inc.(a)(b)	2,588	5,694
Jos. A. Bank Clothiers Inc.(a)	1,317	67,009
Kenneth Cole Productions Inc. Class A(a)	115	1,492
Kirkland’s Inc.(a)	582	8,986
Kohl’s Corp.	10,267	544,562

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Krispy Kreme Doughnuts Inc.(a)	2,700	19,008
Limited Brands Inc.	12,591	413,992
Lithia Motors Inc. Class A	107	1,560
Lowe’s Companies Inc.	52,289	1,381,998
Lumber Liquidators Holdings Inc.(a)	1,028	25,690
Macy’s Inc.	1,944	47,161
McCormick & Schmick’s Seafood Restaurants Inc.(a)	66	477
McDonald’s Corp.	51,074	3,886,221
MSC Industrial Direct Co. Inc. Class A	2,050	140,363
New York & Co. Inc.(a)	80	561
Nordstrom Inc.	7,936	356,168
Nu Skin Enterprises Inc. Class A	2,386	68,597
O’Reilly Automotive Inc.(a)	6,549	376,306
Office Depot Inc.(a)	1,284	5,945
OfficeMax Inc.(a)	1,546	20,005
P.F. Chang’s China Bistro Inc.(b)	1,183	54,643
Panera Bread Co. Class A(a)	1,381	175,387
Pantry Inc. (The)(a)	174	2,580
Papa John’s International Inc.(a)	619	19,604
Penske Automotive Group Inc.(a)	646	12,933
PetSmart Inc.	5,633	230,671
Pier 1 Imports Inc.(a)	4,851	49,238
PriceSmart Inc.	866	31,730
Retail Ventures Inc.(a)	1,027	17,716
Rite Aid Corp.(a)	2,001	2,121
Ross Stores Inc.	5,803	412,709
rue21 Inc.(a)	678	19,526
Ruth’s Hospitality Group Inc.(a)	781	4,030
Sally Beauty Holdings Inc.(a)	3,965	55,550
School Specialty Inc.(a)	316	4,519
Select Comfort Corp.(a)	2,138	25,784
Shoe Carnival Inc.(a)	80	2,244
Sonic Automotive Inc.	398	5,576
Sonic Corp.(a)	2,676	24,218
Staples Inc.	34,500	669,990
Starbucks Corp.	35,384	1,307,439
Stein Mart Inc.	1,023	10,343
Susser Holdings Corp.(a)	66	864
Systemax Inc.(a)	264	3,569
Talbots Inc. (The)(a)(b)	2,847	17,196
Target Corp.	32,977	1,649,180
Texas Roadhouse Inc.	2,607	44,293
Tiffany & Co.	5,954	365,814
Titan Machinery Inc.(a)	192	4,848
TJX Companies Inc. (The)	19,392	964,364
Tractor Supply Co.	3,444	206,158
Ulta Salon, Cosmetics & Fragrance Inc.(a)	1,440	69,307
Under Armour Inc. Class A(a)	1,661	113,031
Urban Outfitters Inc.(a)	5,798	172,954
Vera Bradley Inc.(a)	413	17,433
Vitamin Shoppe Inc.(a)	733	24,797
Wal-Mart Stores Inc.	55,574	2,892,627
Walgreen Co.	39,983	1,604,918
Wendy’s/Arby’s Group Inc. Class A	6,077	30,567
Wet Seal Inc. Class A(a)	4,287	18,348
Williams-Sonoma Inc.	4,524	183,222
Winmark Corp.	114	5,259
Yum! Brands Inc.	22,188	1,140,019
Zumiez Inc.(a)	936	24,738

		31,157,484

Security	Shares	Value
SAVINGS & LOANS – 0.01%
Capitol Federal Financial Inc.	241	2,716
Heritage Financial Group Inc.	21	267
Hudson City Bancorp Inc.	1,986	19,225
Investors Bancorp Inc.(a)	204	3,038
Oritani Financial Corp.	759	9,624
ViewPoint Financial Group	168	2,184

		37,054

SEMICONDUCTORS – 4.10%
Advanced Analogic Technologies Inc.(a)	746	2,820
Advanced Micro Devices Inc.(a)	11,034	94,892
Alpha & Omega Semiconductor Ltd.(a)	23	292
Altera Corp.	15,183	668,356
Amkor Technology Inc.(a)	5,234	35,277
ANADIGICS Inc.(a)	2,115	9,475
Analog Devices Inc.	14,145	557,030
Applied Materials Inc.	64,010	999,836
Applied Micro Circuits Corp.(a)	3,143	32,624
Atmel Corp.(a)	19,366	263,959
ATMI Inc.(a)	108	2,039
Avago Technologies Ltd.	4,986	155,065
Axcelis Technologies Inc.(a)	428	1,134
AXT Inc.(a)	604	4,331
Broadcom Corp. Class A	25,566	1,006,789
Brooks Automation Inc.(a)	1,737	23,849
Cabot Microelectronics Corp.(a)	258	13,481
Cavium Networks Inc.(a)	2,196	98,666
CEVA Inc.(a)	1,140	30,472
Cirrus Logic Inc.(a)	3,111	65,424
Cohu Inc.	211	3,241
Conexant Systems Inc.(a)	3,603	8,575
Cree Inc.(a)(b)	5,082	234,585
Cypress Semiconductor Corp.(a)	8,161	158,160
Diodes Inc.(a)	1,735	59,094
Entegris Inc.(a)	1,842	16,154
Entropic Communications Inc.(a)(b)	2,871	24,260
Exar Corp.(a)	162	975
FSI International Inc.(a)	1,407	6,163
GSI Technology Inc.(a)	645	5,863
Hittite Microwave Corp.(a)	1,279	81,562
Ikanos Communications Inc.(a)	181	206
Inphi Corp.(a)	435	9,139
Integrated Device Technology Inc.(a)	4,625	34,086
Integrated Silicon Solution Inc.(a)	1,033	9,576
Intel Corp.	180,676	3,644,235
Intersil Corp. Class A	1,703	21,202
IPG Photonics Corp.(a)	1,226	70,716
IXYS Corp.(a)	1,081	14,518
KLA-Tencor Corp.	424	20,085
Kopin Corp.(a)	1,378	6,325
Kulicke and Soffa Industries Inc.(a)	3,401	31,799
Lam Research Corp.(a)	5,972	338,374
Lattice Semiconductor Corp.(a)	5,361	31,630
Linear Technology Corp.	10,629	357,453
LTX-Credence Corp.(a)	2,258	20,616
Marvell Technology Group Ltd.(a)	25,530	396,991
Mattson Technology Inc.(a)	2,233	5,449
Maxim Integrated Products Inc.	14,244	364,646
MaxLinear Inc.(a)	327	2,672
MEMC Electronic Materials Inc.(a)	4,611	59,759

42	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Micrel Inc.	2,352	31,705
Microchip Technology Inc.	8,681	329,965
Microsemi Corp.(a)	1,584	32,805
Mindspeed Technologies Inc.(a)(b)	1,516	12,825
MIPS Technologies Inc.(a)	2,096	21,987
MKS Instruments Inc.	962	32,035
Monolithic Power Systems Inc.(a)	1,634	23,186
MoSys Inc.(a)	1,168	7,020
Nanometrics Inc.(a)	790	14,291
National Semiconductor Corp.	10,316	147,931
NetLogic Microsystems Inc.(a)(b)	2,937	123,413
Novellus Systems Inc.(a)	3,824	141,985
NVIDIA Corp.(a)	27,249	503,017
OmniVision Technologies Inc.(a)	2,159	76,709
ON Semiconductor Corp.(a)	20,221	199,581
Pericom Semiconductor Corp.(a)	139	1,441
PLX Technology Inc.(a)	859	3,135
PMC-Sierra Inc.(a)	574	4,305
Power Integrations Inc.	1,144	43,850
QLogic Corp.(a)	5,055	93,770
Rambus Inc.(a)	4,849	96,010
Richardson Electronics Ltd.	192	2,531
Rovi Corp.(a)	5,059	271,415
Rubicon Technology Inc.(a)(b)	781	21,618
Rudolph Technologies Inc.(a)	1,352	14,791
Semtech Corp.(a)	2,941	73,584
Silicon Image Inc.(a)	2,614	23,448
Silicon Laboratories Inc.(a)	2,207	95,364
Skyworks Solutions Inc.(a)	8,492	275,311
Standard Microsystems Corp.(a)	269	6,634
Supertex Inc.(a)	490	10,917
Teradyne Inc.(a)	8,610	153,344
Tessera Technologies Inc.(a)	1,454	26,550
Texas Instruments Inc.	26,288	908,513
TriQuint Semiconductor Inc.(a)	7,246	93,546
Ultra Clean Holdings Inc.(a)	964	9,968
Ultratech Inc.(a)	1,056	31,046
Varian Semiconductor Equipment Associates Inc.(a)	3,504	170,540
Veeco Instruments Inc.(a)(b)	1,900	96,596
Volterra Semiconductor Corp.(a)	1,134	28,157
Xilinx Inc.	12,207	400,390
Zoran Corp.(a)	386	4,011

		14,763,160

SOFTWARE – 6.61%
Accelrys Inc.(a)	1,282	10,256
ACI Worldwide Inc.(a)	1,596	52,349
Activision Blizzard Inc.	6,766	74,223
Actuate Corp.(a)	3,101	16,125
Acxiom Corp.(a)	3,193	45,820
Adobe Systems Inc.(a)	25,016	829,531
Advent Software Inc.(a)	1,514	43,406
Allscripts Healthcare Solutions Inc.(a)	5,478	114,983
American Reprographics Co.(a)	410	4,244
American Software Inc. Class A	1,306	9,638
ANSYS Inc.(a)	4,224	228,899
Aspen Technology Inc.(a)	2,893	43,366
athenahealth Inc.(a)(b)	1,614	72,840
Autodesk Inc.(a)	10,796	476,212
Automatic Data Processing Inc.	23,893	1,225,950
Blackbaud Inc.	2,096	57,095
Blackboard Inc.(a)(b)	1,661	60,195

Security	Shares	Value
BMC Software Inc.(a)	8,607	428,112
Bottomline Technologies Inc.(a)	1,594	40,073
Broadridge Financial Solutions Inc.	5,451	123,683
CA Inc.	15,224	368,116
Cerner Corp.(a)	3,249	361,289
Citrix Systems Inc.(a)	8,802	646,595
CommVault Systems Inc.(a)	2,057	82,033
Computer Programs and Systems Inc.	474	30,469
Compuware Corp.(a)	5,940	68,607
Concur Technologies Inc.(a)	1,951	108,183
Convio Inc.(a)	279	3,239
CSG Systems International Inc.(a)	936	18,664
Deltek Inc.(a)	791	6,012
DemandTec Inc.(a)	884	11,633
Digi International Inc.(a)	515	5,438
Dun & Bradstreet Corp. (The)	2,400	192,576
DynaVox Inc.(a)	51	282
Ebix Inc.(a)	1,485	35,120
Electronic Arts Inc.(a)	14,726	287,599
Emdeon Inc. Class A(a)	1,003	16,158
Envestnet Inc.(a)	279	3,750
Epicor Software Corp.(a)	1,360	15,055
EPIQ Systems Inc.	224	3,217
ePocrates Inc.(a)	191	3,782
FalconStor Software Inc.(a)	1,357	6,174
Fiserv Inc.(a)	4,834	303,189
Global Defense Technology & Systems Inc.(a)	103	2,495
Global Payments Inc.	3,863	188,978
Guidance Software Inc.(a)	627	5,254
Informatica Corp.(a)	4,353	227,357
InnerWorkings Inc.(a)	1,301	9,601
Interactive Intelligence Inc.(a)	678	26,245
Intuit Inc.(a)	13,283	705,327
JDA Software Group Inc.(a)	421	12,739
Lawson Software Inc.(a)	6,486	78,481
ManTech International Corp. Class A(a)	951	40,322
MedAssets Inc.(a)	1,894	28,921
Medidata Solutions Inc.(a)	856	21,888
Microsoft Corp.	243,273	6,169,403
MicroStrategy Inc. Class A(a)	424	57,020
MoneyGram International Inc.(a)	3,273	11,226
Monotype Imaging Holdings Inc.(a)	993	14,399
MSCI Inc. Class A(a)	5,353	197,097
NetSuite Inc.(a)	791	23,002
Nuance Communications Inc.(a)	10,707	209,429
Omnicell Inc.(a)	1,407	21,443
OPNET Technologies Inc.	526	20,509
Oracle Corp.	180,852	6,035,031
Parametric Technology Corp.(a)	5,576	125,404
Paychex Inc.	15,288	479,432
PDF Solutions Inc.(a)	1,007	6,697
Pegasystems Inc.	779	29,555
Progress Software Corp.(a)	3,296	95,881
PROS Holdings Inc.(a)	1,061	15,459
QAD Inc. Class A(a)	162	1,745
QLIK Technologies Inc.(a)	478	12,428
Quality Systems Inc.	914	76,173
Quest Software Inc.(a)	2,531	64,262
RealPage Inc.(a)	563	15,612
Red Hat Inc.(a)	8,951	406,286
Renaissance Learning Inc.	344	4,042
Rosetta Stone Inc.(a)	516	6,816
Salesforce.com Inc.(a)	5,476	731,484

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Schawk Inc.	419	8,145
SeaChange International Inc.(a)	787	7,477
SEI Investments Co.	7,040	168,115
Smith Micro Software Inc.(a)	1,244	11,644
SolarWinds Inc.(a)	1,620	38,005
Solera Holdings Inc.	3,347	171,032
SS&C Technologies Holdings Inc.(a)	558	11,394
Synchronoss Technologies Inc.(a)	1,256	43,646
Take-Two Interactive Software Inc.(a)	501	7,700
Taleo Corp. Class A(a)	1,888	67,307
THQ Inc.(a)	1,456	6,639
Trident Microsystems Inc.(a)	1,081	1,243
Ultimate Software Group Inc. (The)(a)	1,163	68,326
VeriFone Systems Inc.(a)	4,009	220,295
VMware Inc. Class A(a)	3,462	282,291

		23,824,882

TELECOMMUNICATIONS – 4.33%
Acme Packet Inc.(a)	2,227	158,028
ADTRAN Inc.	2,915	123,771
Alaska Communications Systems Group Inc.	2,096	22,322
Amdocs Ltd.(a)	2,711	78,212
American Tower Corp. Class A(a)	19,159	992,819
Anaren Inc.(a)	79	1,588
Anixter International Inc.	646	45,149
ARRIS Group Inc.(a)	1,559	19,862
Aruba Networks Inc.(a)	3,688	124,802
Atheros Communications Inc.(a)	3,256	145,380
Atlantic Tele-Network Inc.	404	15,025
BigBand Networks Inc.(a)	1,481	3,777
Calix Inc.(a)	479	9,728
Cbeyond Inc.(a)	1,081	12,615
Ciena Corp.(a)(b)	4,334	112,511
Cincinnati Bell Inc.(a)	1,806	4,840
Cisco Systems Inc.	271,209	4,651,234
Clearwire Corp. Class A(a)(b)	5,402	30,197
Comtech Telecommunications Corp.	540	14,677
Consolidated Communications Holdings Inc.	879	16,464
Corning Inc.	9,290	191,653
Crown Castle International Corp.(a)	13,696	582,765
DigitalGlobe Inc.(a)	1,283	35,963
EMS Technologies Inc.(a)	133	2,614
Extreme Networks Inc.(a)	1,216	4,256
Finisar Corp.(a)	4,183	102,902
Frontier Communications Corp.	17,779	146,143
GeoEye Inc.(a)	1,036	43,077
Global Crossing Ltd.(a)	1,188	16,537
Globecomm Systems Inc.(a)	56	690
Harmonic Inc.(a)	1,200	11,256
Harris Corp.	6,118	303,453
Hughes Communications Inc.(a)	289	17,245
Hypercom Corp.(a)	2,060	24,782
ICO Global Communications (Holdings) Ltd.(a)	3,061	8,173
Infinera Corp.(a)	4,160	34,902
InterDigital Inc.(b)	2,063	98,426
Ixia(a)	1,850	29,378
JDS Uniphase Corp.(a)	10,141	211,338
Juniper Networks Inc.(a)	25,021	1,052,884
Knology Inc.(a)	1,273	16,434
KVH Industries Inc.(a)	623	9,420
Level 3 Communications Inc.(a)	29,736	43,712
LogMeIn Inc.(a)	693	29,217

Security	Shares	Value
Loral Space & Communications Inc.(a)	501	38,853
Meru Networks Inc.(a)(b)	256	5,199
MetroPCS Communications Inc.(a)	5,838	94,809
Motricity Inc.(a)	376	5,651
NeoPhotonics Corp.(a)	261	2,952
NETGEAR Inc.(a)	1,634	53,007
Network Equipment Technologies Inc.(a)	936	3,529
NeuStar Inc. Class A(a)	3,311	84,695
Neutral Tandem Inc.(a)	1,570	23,158
Newport Corp.(a)	559	9,967
NII Holdings Inc.(a)	6,225	259,396
Novatel Wireless Inc.(a)	398	2,173
NTELOS Holdings Corp.	1,371	25,240
Oclaro Inc.(a)	2,292	26,381
Oplink Communications Inc.(a)	401	7,815
PAETEC Holding Corp.(a)	4,429	14,793
Plantronics Inc.	2,263	82,871
Polycom Inc.(a)	4,008	207,815
Preformed Line Products Co.	84	5,810
QUALCOMM Inc.	77,912	4,271,915
RF Micro Devices Inc.(a)	12,282	78,728
RigNet Inc.(a)	58	1,054
SAVVIS Inc.(a)	1,678	62,237
SBA Communications Corp. Class A(a)	5,603	222,327
Shenandoah Telecommunications Co.	1,153	20,823
ShoreTel Inc.(a)	2,159	17,769
Sonus Networks Inc.(a)	7,913	29,753
Tekelec(a)	530	4,304
TeleNav Inc.(a)	381	4,522
TESSCO Technologies Inc.	138	1,587
tw telecom inc.(a)	7,302	140,198
USA Mobility Inc.	557	8,071
ViaSat Inc.(a)	611	24,342
Vonage Holdings Corp.(a)	2,073	9,453
Windstream Corp.	9,885	127,220

		15,578,638

TEXTILES – 0.01%
Culp Inc.(a)	417	3,870
Mohawk Industries Inc.(a)	306	18,712

		22,582

TOYS, GAMES & HOBBIES – 0.15%
Hasbro Inc.	5,792	271,297
LeapFrog Enterprises Inc.(a)	2,286	9,875
Mattel Inc.	10,049	250,522
RC2 Corp.(a)	87	2,445

		534,139

TRANSPORTATION – 1.64%
C.H. Robinson Worldwide Inc.	7,856	582,365
CAI International Inc.(a)	173	4,474
Celadon Group Inc.(a)	619	10,053
Con-way Inc.	250	9,823
Echo Global Logistics Inc.(a)	492	6,460
Expeditors International of Washington Inc.	10,091	505,963
FedEx Corp.	9,658	903,506
Forward Air Corp.	1,348	41,289
Frontline Ltd.(b)	1,988	49,243
Genesee & Wyoming Inc. Class A(a)	1,806	105,109

44	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2011

Security	Shares	Value
Golar LNG Ltd.	247	6,318
Heartland Express Inc.	2,345	41,178
Hub Group Inc. Class A(a)	1,747	63,224
J.B. Hunt Transport Services Inc.	4,338	197,032
Kansas City Southern Industries Inc.(a)	2,838	154,529
Kirby Corp.(a)	199	11,401
Knight Transportation Inc.	2,781	53,534
Landstar System Inc.	2,386	108,992
Marten Transport Ltd.	179	3,992
Old Dominion Freight Line Inc.(a)	1,758	61,688
Pacer International Inc.(a)	1,577	8,295
Patriot Transportation Holding Inc.(a)	30	803
Quality Distribution Inc.(a)	124	1,469
Roadrunner Transportation Systems Inc.(a)	303	4,545
Ryder System Inc.	1,311	66,337
Scorpio Tankers Inc.(a)	450	4,644
Union Pacific Corp.	3,007	295,678
United Parcel Service Inc. Class B	33,898	2,519,299
UTi Worldwide Inc.	3,976	80,474
Werner Enterprises Inc.	272	7,200

		5,908,917

TRUCKING & LEASING – 0.01%
GATX Corp.	659	25,477
TAL International Group Inc.	86	3,119
Textainer Group Holdings Ltd.	429	15,942

		44,538

VENTURE CAPITAL – 0.00%
Medley Capital Corp.(a)	131	1,596

		1,596

TOTAL COMMON STOCKS
(Cost: $311,395,212)		359,865,097

WARRANTS – 0.00%

ENERGY – ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(b)(d)	27	0
GreenHunter Energy Inc. (Expires 9/14/11)	0	0

		0

TOTAL WARRANTS
(Cost: $0)		0

SHORT-TERM INVESTMENTS – 1.11%

MONEY MARKET FUNDS – 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%(c)(e)(f)	3,187,797	3,187,797
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%(c)(e)(f)	437,049	437,049

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency shares 0.04%(c)(e)	374,783	374,783

		3,999,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,999,629)		3,999,629

TOTAL INVESTMENTS IN SECURITIES – 101.03%
(Cost: $315,394,841)		363,864,726

Other Assets, Less Liabilities – (1.03)%		(3,712,226)

NET ASSETS – 100.00%		$360,152,500

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,860	$27,063
Gaiam Inc. Class A	713	4,706
Lamar Advertising Co. Class A(a)	2,110	77,943
Marchex Inc. Class B	857	6,745
Omnicom Group Inc.	2,513	123,288

		239,745

AEROSPACE & DEFENSE – 1.68%
AAR Corp.(a)	1,793	49,702
Alliant Techsystems Inc.	111	7,844
BE Aerospace Inc.(a)	4,441	157,789
Boeing Co. (The)	6,647	491,413
Curtiss-Wright Corp.	2,128	74,778
Ducommun Inc.	498	11,902
Esterline Technologies Corp.(a)	1,376	97,311
GenCorp Inc.(a)	2,496	14,926
General Dynamics Corp.	15,894	1,216,845
Goodrich Corp.	4,156	355,463
Kaman Corp.	551	19,395
Kratos Defense & Security Solutions Inc.(a)	1,095	15,593
L-3 Communications Holdings Inc.	4,961	388,496
LMI Aerospace Inc.(a)	399	8,064
Lockheed Martin Corp.	2,846	228,818
Moog Inc. Class A(a)	2,103	96,549
Northrop Grumman Corp.	13,874	870,038
Orbital Sciences Corp.(a)	1,559	29,496
Raytheon Co.	16,535	841,135
Rockwell Collins Inc.	3,446	223,404
Spirit AeroSystems Holdings Inc. Class A(a)	4,155	106,659
Teledyne Technologies Inc.(a)	1,211	62,621
Triumph Group Inc.	776	68,637
United Technologies Corp.	3,705	313,628

		5,750,506

AGRICULTURE – 1.41%
Alico Inc.	103	2,757
Alliance One International Inc.(a)(b)	4,074	16,378
Altria Group Inc.	39,931	1,039,404
Andersons Inc. (The)	846	41,217
Archer-Daniels-Midland Co.	29,569	1,064,780
Bunge Ltd.	6,588	476,510
Griffin Land & Nurseries Inc.	119	3,829
Lorillard Inc.	7,043	669,156
MGP Ingredients Inc.	411	3,584
Philip Morris International Inc.	13,451	882,789
Reynolds American Inc.	15,423	547,979
Tejon Ranch Co.(a)	395	14,512
Universal Corp.	1,123	48,896
Vector Group Ltd.(b)	701	12,120

		4,823,911

AIRLINES – 0.25%
AirTran Holdings Inc.(a)	6,219	46,331

Security	Shares	Value
Alaska Air Group Inc.(a)	1,564	99,189
AMR Corp.(a)	10,388	67,106
Copa Holdings SA Class A	508	26,822
Hawaiian Holdings Inc.(a)	1,792	10,770
JetBlue Airways Corp.(a)(b)	11,322	70,989
Pinnacle Airlines Corp.(a)	829	4,767
Republic Airways Holdings Inc.(a)	2,356	15,149
SkyWest Inc.	2,606	44,093
Southwest Airlines Co.	29,425	371,638
United Continental Holdings Inc.(a)	1,943	44,670
US Airways Group Inc.(a)	7,484	65,186

		866,710

APPAREL – 0.19%
American Apparel Inc.(a)(b)	1,242	1,197
Columbia Sportswear Co.	533	31,671
Delta Apparel Inc.(a)	240	3,430
Iconix Brand Group Inc.(a)	3,355	72,066
Jones Group Inc. (The)	4,043	55,591
K-Swiss Inc. Class A(a)	579	6,525
Perry Ellis International Inc.(a)	448	12,329
Quiksilver Inc.(a)	6,053	26,754
Timberland Co. Class A(a)	456	18,828
Unifi Inc.(a)	654	11,118
VF Corp.	4,067	400,722
Weyco Group Inc.	166	4,060

		644,291

AUTO MANUFACTURERS – 0.02%
Force Protection Inc.(a)	3,210	15,729
Tesla Motors Inc.(a)	81	2,244
Wabash National Corp.(a)	3,275	37,924

		55,897

AUTO PARTS & EQUIPMENT – 0.21%
Autoliv Inc.	2,611	193,815
BorgWarner Inc.(a)	355	28,290
Commercial Vehicle Group Inc.(a)	1,117	19,927
Dana Holding Corp.(a)	509	8,852
Douglas Dynamics Inc.	517	7,372
Exide Technologies Inc.(a)	2,612	29,202
Federal-Mogul Corp. Class A(a)	716	17,828
Fuel Systems Solutions Inc.(a)	30	905
Johnson Controls Inc.	1,783	74,119
Lear Corp.	3,404	166,354
Miller Industries Inc.	456	7,405
Modine Manufacturing Co.(a)	2,168	34,992
Spartan Motors Inc.	1,489	10,215
Standard Motor Products Inc.	676	9,349
Superior Industries International Inc.	676	17,333
Titan International Inc.	1,653	43,986
TRW Automotive Holdings Corp.(a)	1,179	64,939

		734,883

BANKS – 8.47%
1st Source Corp.	709	14,208
1st United Bancorp Inc.(a)	993	6,971
Alliance Financial Corp.	209	6,970
American National Bankshares Inc.(b)	274	6,168

46	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
Ameris Bancorp(a)	1,118	11,359
Ames National Corp.	368	7,029
Arrow Financial Corp.	419	10,366
Associated Banc-Corp	8,015	119,023
BancFirst Corp.	333	14,212
Banco Latinoamericano de Comercio Exterior SA Class E	1,295	22,611
Bancorp Inc. (The)(a)	1,613	14,888
Bancorp Rhode Island Inc.	182	5,618
BancorpSouth Inc.	3,872	59,822
Bank Mutual Corp.	2,115	8,946
Bank of America Corp.	462,059	6,159,246
Bank of Hawaii Corp.	1,513	72,352
Bank of Marin Bancorp	238	8,882
Bank of New York Mellon Corp. (The)	55,795	1,666,597
Bank of the Ozarks Inc.	529	23,123
BB&T Corp.	31,817	873,377
BOK Financial Corp.	1,165	60,207
Boston Private Financial Holdings Inc.	3,174	22,440
Bridge Bancorp Inc.(b)	191	4,273
Bryn Mawr Bank Corp.	385	7,919
Camden National Corp.	362	12,395
Capital City Bank Group Inc.(b)	571	7,240
CapitalSource Inc.	14,878	104,741
Cardinal Financial Corp.	1,311	15,286
Cathay General Bancorp	3,612	61,585
Center Financial Corp.(a)	1,614	11,847
CenterState Banks Inc.	1,008	7,056
Century Bancorp Inc. Class A	170	4,551
Chemical Financial Corp.	1,141	22,740
Citizens & Northern Corp.	547	9,195
Citizens Republic Bancorp Inc.(a)	19,267	17,146
City Holding Co.	723	25,565
City National Corp.	2,098	119,691
CNB Financial Corp.(b)	746	10,824
CoBiz Financial Inc.	1,534	10,661
Columbia Banking System Inc.	1,806	34,621
Comerica Inc.	8,151	299,305
Commerce Bancshares Inc.	3,515	142,147
Community Bank System Inc.	1,524	36,987
Community Trust Bancorp Inc.	644	17,819
Cullen/Frost Bankers Inc.	2,428	143,301
CVB Financial Corp.	4,136	38,506
Eagle Bancorp Inc.(a)(b)	784	11,015
East West Bancorp Inc.	6,855	150,536
Encore Bancshares Inc.(a)(b)	355	4,310
Enterprise Financial Services Corp.	670	9,427
F.N.B. Corp.	5,793	61,058
Fifth Third Bancorp	42,261	586,583
Financial Institutions Inc.	798	13,965
First Bancorp (North Carolina)	698	9,255
First BanCorp (Puerto Rico)(a)(b)	1,320	6,600
First Bancorp Inc. (Maine)	421	6,420
First Busey Corp.	3,402	17,282
First Citizens BancShares Inc. Class A	252	50,546
First Commonwealth Financial Corp.	5,248	35,949
First Community Bancshares Inc.	723	10,252
First Financial Bancorp	2,692	44,929
First Financial Bankshares Inc.	538	27,637
First Financial Corp.	523	17,385
First Horizon National Corp.	12,128	135,955
First Interstate BancSystem Inc.	565	7,684
First Merchants Corp.	1,162	9,610
First Midwest Bancorp Inc.	3,445	40,617

Security	Shares	Value
First of Long Island Corp. (The)	263	7,298
First South Bancorp Inc.	407	2,031
FirstMerit Corp.	4,994	85,198
Fulton Financial Corp.	9,197	102,179
German American Bancorp Inc.	501	8,612
Glacier Bancorp Inc.	3,341	50,282
Great Southern Bancorp Inc.(b)	461	9,888
Green Bankshares Inc.(a)(b)	535	1,493
Hancock Holding Co.	1,042	34,219
Hanmi Financial Corp.(a)	6,221	7,714
Heartland Financial USA Inc.	621	10,557
Heritage Financial Corp.(a)	823	11,662
Home Bancshares Inc.	1,009	22,955
Hudson Valley Holding Corp.	600	13,200
Huntington Bancshares Inc.	39,754	263,967
IBERIABANK Corp.	1,243	74,742
Independent Bank Corp. (Massachusetts)	990	26,740
International Bancshares Corp.(b)	2,471	45,318
KeyCorp	43,836	389,264
Lakeland Bancorp Inc.	1,029	10,681
Lakeland Financial Corp.	736	16,692
M&T Bank Corp.	3,401	300,886
MainSource Financial Group Inc.	968	9,690
Marshall & Ilsley Corp.	24,404	194,988
MB Financial Inc.	2,439	51,121
Merchants Bancshares Inc.	213	5,640
Metro Bancorp Inc.(a)	612	7,558
MidSouth Bancorp Inc.(b)	335	4,844
MidWestOne Financial Group Inc.(b)	310	4,600
Nara Bancorp Inc.(a)	1,735	16,691
National Bankshares Inc.(b)	314	9,075
National Penn Bancshares Inc.	5,869	45,426
NBT Bancorp Inc.	1,584	36,099
Northern Trust Corp.	6,715	340,786
Northfield Bancorp Inc.	851	11,744
Old National Bancorp	4,526	48,519
OmniAmerican Bancorp Inc.(a)	536	8,490
Oriental Financial Group Inc.	1,865	23,406
Orrstown Financial Services Inc.	303	8,484
Pacific Continental Corp.	876	8,926
PacWest Bancorp	1,410	30,668
Park National Corp.	573	38,288
Peapack-Gladstone Financial Corp.	425	5,636
Penns Woods Bancorp Inc.	173	6,735
Peoples Bancorp Inc.	503	6,046
Pinnacle Financial Partners Inc.(a)	1,562	25,835
PNC Financial Services Group Inc. (The)(c)	24,197	1,524,169
Popular Inc.(a)	47,138	137,172
Porter Bancorp Inc.	137	1,081
PrivateBancorp Inc.	2,391	36,558
Prosperity Bancshares Inc.	2,164	92,554
Regions Financial Corp.	57,870	420,136
Renasant Corp.	1,297	22,023
Republic Bancorp Inc. Class A	445	8,669
S&T Bancorp Inc.	1,158	24,978
S.Y. Bancorp Inc.	460	11,574
Sandy Spring Bancorp Inc.	1,127	20,804
SCBT Financial Corp.	732	24,361
Sierra Bancorp	425	4,752
Simmons First National Corp. Class A	799	21,645
Southside Bancshares Inc.	723	15,472
Southwest Bancorp Inc.(a)	882	12,516
State Bancorp Inc.	751	7,803

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
State Street Corp.	23,120	1,039,013
Stellar One Corp.	1,078	15,308
Sterling Bancorp	1,239	12,402
Sterling Bancshares Inc.	4,295	36,980
Suffolk Bancorp	313	6,567
SunTrust Banks Inc.	24,679	711,742
Susquehanna Bancshares Inc.	6,024	56,324
SVB Financial Group(a)	1,927	109,704
Synovus Financial Corp.	36,133	86,719
Taylor Capital Group Inc.(a)	430	4,519
TCF Financial Corp.	7,354	116,634
Texas Capital Bancshares Inc.(a)	1,680	43,663
Tompkins Financial Corp.	360	14,958
Tower Bancorp Inc.	494	11,011
TowneBank	1,076	16,850
TriCo Bancshares(b)	659	10,748
TrustCo Bank Corp. NY	3,342	19,818
Trustmark Corp.	2,965	69,440
U.S. Bancorp	88,195	2,330,994
UMB Financial Corp.	1,475	55,099
Umpqua Holdings Corp.	5,309	60,735
Union First Market Bankshares Corp.	847	9,529
United Bankshares Inc.(b)	1,804	47,842
United Community Banks Inc.(a)	4,316	10,229
Univest Corp. of Pennsylvania	767	13,591
Valley National Bancorp	7,459	104,128
Virginia Commerce Bancorp Inc.(a)	903	5,183
Walker & Dunlop Inc.(a)	230	2,795
Washington Banking Co.	719	10,138
Washington Trust Bancorp Inc.	647	15,360
Webster Financial Corp.	3,206	68,705
Wells Fargo & Co.	223,958	7,099,469
WesBanco Inc.	1,082	22,408
West Bancorporation Inc.	759	6,057
West Coast Bancorp(a)(b)	4,500	15,615
Westamerica Bancorporation	752	38,630
Western Alliance Bancorporation(a)	3,310	27,208
Whitney Holding Corp.	2,686	36,583
Wilmington Trust Corp.	4,238	19,156
Wilshire Bancorp Inc.(a)	883	4,327
Wintrust Financial Corp.	1,598	58,727
Zions Bancorporation	8,417	194,096

		29,086,975

BEVERAGES – 1.36%
Brown-Forman Corp. Class B NVS	1,213	82,848
Coca-Cola Co. (The)	24,610	1,632,873
Coca-Cola Enterprises Inc.	6,057	165,356
Constellation Brands Inc. Class A(a)	8,496	172,299
Dr Pepper Snapple Group Inc.	7,270	270,153
Farmer Bros. Co.	283	3,430
Hansen Natural Corp.(a)	467	28,127
Molson Coors Brewing Co. Class B NVS	6,087	285,419
PepsiCo Inc.	31,533	2,031,041
Primo Water Corp.(a)	402	4,925

		4,676,471

BIOTECHNOLOGY – 1.12%
Affymetrix Inc.(a)	2,912	15,172
Amgen Inc.(a)	44,072	2,355,648
Bio-Rad Laboratories Inc. Class A(a)	897	107,766

Security	Shares	Value
Biogen Idec Inc.(a)	11,135	817,198
Cambrex Corp.(a)	1,311	7,211
Celera Corp.(a)	3,461	28,069
Charles River Laboratories International Inc.(a)	2,038	78,218
CryoLife Inc.(a)	1,169	7,131
Cytokinetics Inc.(a)	111	165
Enzo Biochem Inc.(a)	227	951
Enzon Pharmaceuticals Inc.(a)	857	9,341
Exelixis Inc.(a)	2,753	31,109
Genzyme Corp.(a)	2,944	224,186
Inovio Pharmaceuticals Inc.(a)	1,341	1,475
Lexicon Pharmaceuticals Inc.(a)	5,928	9,959
Life Technologies Corp.(a)	2,463	129,110
Maxygen Inc.	1,272	6,614
Nymox Pharmaceutical Corp.(a)(b)	55	434
RTI Biologics Inc.(a)	2,333	6,672
SuperGen Inc.(a)	2,356	7,304
Transcept Pharmaceuticals Inc.(a)	44	360

		3,844,093

BUILDING MATERIALS – 0.15%
American DG Energy Inc.(a)(b)	176	384
Apogee Enterprises Inc.	1,284	16,936
Armstrong World Industries Inc.	846	39,144
Broadwind Energy Inc.(a)(b)	3,123	4,091
Builders FirstSource Inc.(a)(b)	1,706	4,845
Comfort Systems USA Inc.	1,756	24,707
Drew Industries Inc.	546	12,192
Interline Brands Inc.(a)	1,407	28,703
LSI Industries Inc.	927	6,711
Masco Corp.	11,591	161,347
Owens Corning(a)	2,342	84,289
PGT Inc.(a)	563	1,323
Quanex Building Products Corp.	1,378	27,050
Simpson Manufacturing Co. Inc.	121	3,565
Texas Industries Inc.	969	43,828
Universal Forest Products Inc.	903	33,095
USG Corp.(a)(b)	1,869	31,137

		523,347

CHEMICALS – 1.86%
A. Schulman Inc.	1,372	33,916
Aceto Corp.	1,162	9,261
American Vanguard Corp.	920	7,986
Arch Chemicals Inc.	419	17,426
Ashland Inc.	3,308	191,070
Cabot Corp.	3,031	140,305
CF Industries Holdings Inc.	917	125,436
Cytec Industries Inc.	2,258	122,768
Dow Chemical Co. (The)	53,132	2,005,733
E.I. du Pont de Nemours and Co.	27,329	1,502,275
Eastman Chemical Co.	2,605	258,729
Ferro Corp.(a)	2,272	37,693
FMC Corp.	1,059	89,941
Georgia Gulf Corp.(a)	1,550	57,350
H.B. Fuller Co.	2,117	45,473
Hawkins Inc.	61	2,506
Huntsman Corp.	8,703	151,258
Innophos Holdings Inc.	748	34,490
Intrepid Potash Inc.(a)	2,054	71,520
KMG Chemicals Inc.	32	629

48	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
Kraton Performance Polymers Inc.(a)	92	3,519
Landec Corp.(a)	994	6,461
Minerals Technologies Inc.	804	55,090
NL Industries Inc.	191	2,836
Olin Corp.	1,538	35,251
OM Group Inc.(a)	1,436	52,471
PolyOne Corp.	1,322	18,786
PPG Industries Inc.	6,389	608,297
Quaker Chemical Corp.	148	5,945
Rockwood Holdings Inc.(a)	631	31,058
RPM International Inc.	2,988	70,905
Sensient Technologies Corp.	2,299	82,396
Sherwin-Williams Co. (The)	1,631	136,988
Sigma-Aldrich Corp.	427	27,174
Spartech Corp.(a)	794	5,757
TPC Group Inc.(a)	355	10,249
Valspar Corp. (The)	4,134	161,639
W.R. Grace & Co.(a)	2,822	108,054
Westlake Chemical Corp.	899	50,524
Zoltek Companies Inc.(a)(b)	1,278	17,164

		6,396,329

COAL – 0.63%
Alpha Natural Resources Inc.(a)(b)	4,846	287,707
Arch Coal Inc.	2,213	79,756
Cloud Peak Energy Inc.(a)	1,151	24,850
CONSOL Energy Inc.	5,640	302,473
Hallador Energy Co.	5	58
International Coal Group Inc.(a)	6,026	68,094
James River Coal Co.(a)	240	5,801
Massey Energy Co.	4,751	324,778
Patriot Coal Corp.(a)	3,601	93,014
Peabody Energy Corp.	12,382	891,009
Walter Energy Inc.	528	71,507

		2,149,047

COMMERCIAL SERVICES – 0.94%
Aaron’s Inc.	1,473	37,355
ABM Industries Inc.	1,742	44,229
Advance America Cash Advance Centers Inc.	2,200	11,660
Albany Molecular Research Inc.(a)	1,143	4,869
AMN Healthcare Services Inc.(a)	823	7,127
Barrett Business Services Inc.	133	2,136
Booz Allen Hamilton Holding Corp.(a)	276	4,971
CBIZ Inc.(a)	900	6,489
CDI Corp.	517	7,647
Compass Diversified Holdings	1,392	20,518
Convergys Corp.(a)	4,581	65,783
CoreLogic Inc.(a)	5,390	99,715
Corrections Corp. of America(a)	4,343	105,969
CRA International Inc.(a)	416	11,993
Cross Country Healthcare Inc.(a)	1,414	11,072
Deluxe Corp.	161	4,273
Education Management Corp.(a)(b)	857	17,946
Electro Rent Corp.	750	12,885
Equifax Inc.	5,846	227,117
Euronet Worldwide Inc.(a)	2,252	43,531
ExamWorks Group Inc.(a)	223	4,957
Exponent Inc.(a)	34	1,517
FleetCor Technologies Inc.(a)	256	8,361
FTI Consulting Inc.(a)	419	16,060

Security	Shares	Value
GEO Group Inc. (The)(a)	1,213	31,101
Global Cash Access Inc.(a)	245	801
Great Lakes Dredge & Dock Corp.	1,731	13,208
Green Dot Corp. Class A(a)	119	5,106
H&E Equipment Services Inc.(a)	1,259	24,563
H&R Block Inc.	8,355	139,863
Hackett Group Inc. (The)(a)	590	2,266
HealthSpring Inc.(a)	2,669	99,741
Heidrick & Struggles International Inc.	750	20,873
Hertz Global Holdings Inc.(a)	1,332	20,819
Hill International Inc.(a)	875	4,629
Huron Consulting Group Inc.(a)	691	19,134
ICF International Inc.(a)	512	10,517
KAR Auction Services Inc.(a)	1,083	16,613
Kelly Services Inc. Class A(a)	1,082	23,490
Kendle International Inc.(a)	638	6,833
Korn/Ferry International(a)	2,022	45,030
LECG Corp.(a)(b)	989	199
Live Nation Entertainment Inc.(a)	6,489	64,890
Mac-Gray Corp.	526	8,484
Manpower Inc.	3,789	238,252
McGrath RentCorp	663	18,080
McKesson Corp.	6,602	521,888
Michael Baker Corp.(a)	317	9,215
Monster Worldwide Inc.(a)	2,927	46,539
Multi-Color Corp.	439	8,872
Navigant Consulting Inc.(a)	1,787	17,852
On Assignment Inc.(a)	1,476	13,963
PDI Inc.(a)	61	495
PHH Corp.(a)	2,560	55,731
Quanta Services Inc.(a)	9,731	218,266
R.R. Donnelley & Sons Co.	9,018	170,621
Rent-A-Center Inc.	3,046	106,336
RSC Holdings Inc.(a)	2,249	32,341
Service Corp. International	11,303	125,011
SFN Group Inc.(a)	1,880	26,489
Stewart Enterprises Inc. Class A	3,733	28,520
Team Inc.(a)	799	20,982
TeleTech Holdings Inc.(a)	61	1,182
Towers Watson & Co. Class A	1,671	92,674
TrueBlue Inc.(a)	771	12,945
United Rentals Inc.(a)	2,820	93,850
Viad Corp.	815	19,511

		3,215,955

COMPUTERS – 0.51%
Agilysys Inc.(a)	813	4,667
Brocade Communications Systems Inc.(a)	21,268	130,798
CACI International Inc. Class A(a)	1,293	79,287
CIBER Inc.(a)	2,984	19,993
Computer Sciences Corp.	7,031	342,621
Computer Task Group Inc.(a)	261	3,469
Cray Inc.(a)	910	5,869
Diebold Inc.	2,388	84,678
Electronics For Imaging Inc.(a)	2,077	30,553
Furmanite Corp.(a)	255	2,040
Hutchinson Technology Inc.(a)	1,044	2,944
Imation Corp.(a)	1,359	15,139
Insight Enterprises Inc.(a)	1,652	28,133
Integral Systems Inc.(a)	733	8,921
Lexmark International Inc. Class A(a)	3,635	134,640
Limelight Networks Inc.(a)	299	2,141

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
Mentor Graphics Corp.(a)	2,831	41,417
Mercury Computer Systems Inc.(a)	1,230	26,027
Quantum Corp.(a)	806	2,031
RadiSys Corp.(a)	283	2,451
RealD Inc.(a)	395	10,807
Rimage Corp.	455	7,348
Seagate Technology PLC(a)	5,835	84,024
Sigma Designs Inc.(a)	1,206	15,618
Silicon Graphics International Corp.(a)	1,357	29,040
SMART Modular Technologies (WWH) Inc.(a)(b)	1,027	7,980
SRA International Inc. Class A(a)	1,815	51,473
Stream Global Services Inc.(a)	32	97
Sykes Enterprises Inc.(a)	1,680	33,214
Synopsys Inc.(a)	6,488	179,393
Tier Technologies Inc. Class B(a)	375	2,062
Unisys Corp.(a)	1,182	36,902
Virtusa Corp.(a)	268	5,020
Western Digital Corp.(a)	8,162	304,361

		1,735,158

COSMETICS & PERSONAL CARE – 2.37%
Alberto-Culver Co.	3,069	114,382
Colgate-Palmolive Co.	3,687	297,762
Elizabeth Arden Inc.(a)	1,111	33,341
Procter & Gamble Co. (The)	124,625	7,676,900
Revlon Inc. Class A(a)	274	4,348

		8,126,733

DISTRIBUTION & WHOLESALE – 0.26%
Central European Distribution Corp.(a)	3,258	36,978
Chindex International Inc.(a)	352	5,650
Core-Mark Holding Co. Inc.(a)	421	13,914
Genuine Parts Co.	7,248	388,783
Ingram Micro Inc. Class A(a)	6,908	145,275
Owens & Minor Inc.	610	19,813
ScanSource Inc.(a)	1,236	46,956
Tech Data Corp.(a)	2,150	109,349
United Stationers Inc.	419	29,770
WESCO International Inc.(a)	1,323	82,687

		879,175

DIVERSIFIED FINANCIAL SERVICES – 7.16%
Ameriprise Financial Inc.	9,446	576,962
Artio Global Investors Inc. Class A	138	2,230
Asset Acceptance Capital Corp.(a)	660	3,544
Asta Funding Inc.	472	4,040
BlackRock Inc.(c)	2,851	573,080
Calamos Asset Management Inc. Class A	875	14,516
California First National Bancorp	95	1,451
Capital One Financial Corp.	21,027	1,092,563
CBOE Holdings Inc.	194	5,620
CIT Group Inc.(a)	9,120	388,056
Citigroup Inc.(a)	973,498	4,302,861
CME Group Inc.	3,020	910,681
Cohen & Steers Inc.	170	5,046
CompuCredit Holdings Corp.(a)	583	3,830
Cowen Group Inc. Class A(a)	1,635	6,556
Diamond Hill Investment Group Inc.	13	1,040
Discover Financial Services	25,057	604,375
Doral Financial Corp.(a)	813	894

Security	Shares	Value
E*TRADE Financial Corp.(a)	10,155	158,723
Encore Capital Group Inc.(a)	210	4,975
Epoch Holding Corp.	71	1,120
Evercore Partners Inc. Class A	48	1,646
FBR Capital Markets Corp.(a)	2,391	8,560
Federal Agricultural Mortgage Corp. Class C NVS	434	8,294
Federated Investors Inc. Class B(b)	1,305	34,909
First Marblehead Corp. (The)(a)(b)	2,673	5,881
FXCM Inc.	643	8,378
GAIN Capital Holdings Inc.(a)	260	1,994
GAMCO Investors Inc. Class A	132	6,120
GFI Group Inc.	1,255	6,300
Gleacher & Co. Inc.(a)	1,767	3,075
Goldman Sachs Group Inc. (The)	23,701	3,755,897
Higher One Holdings Inc.(a)	336	4,855
Imperial Holdings Inc.(a)	400	4,060
Interactive Brokers Group Inc. Class A	1,201	19,084
INTL FCStone Inc.(a)(b)	577	14,667
Invesco Ltd.	15,023	383,988
Investment Technology Group Inc.(a)	2,006	36,489
Janus Capital Group Inc.	7,703	96,056
Jefferies Group Inc.(b)	5,380	134,177
JMP Group Inc.	611	5,261
JPMorgan Chase & Co.	183,162	8,443,768
KBW Inc.	540	14,143
Knight Capital Group Inc. Class A(a)	4,737	63,476
LaBranche & Co. Inc.(a)	1,787	7,023
Legg Mason Inc.	7,140	257,683
LPL Investment Holdings Inc.(a)	619	22,166
Marlin Business Services Corp.(a)	384	4,739
MF Global Holdings Ltd.(a)	5,186	42,940
Morgan Stanley	47,447	1,296,252
NASDAQ OMX Group Inc. (The)(a)	4,720	121,965
National Financial Partners Corp.(a)(b)	1,988	29,323
Nelnet Inc. Class A	1,104	24,100
Netspend Holdings Inc.(a)	684	7,196
NewStar Financial Inc.(a)	1,175	12,831
NYSE Euronext Inc.	9,452	332,427
Ocwen Financial Corp.(a)	3,414	37,622
Oppenheimer Holdings Inc. Class A	458	15,348
Penson Worldwide Inc.(a)	919	6,166
Piper Jaffray Companies Inc.(a)	594	24,609
Raymond James Financial Inc.	4,599	175,866
Rodman & Renshaw Capital Group Inc.(a)	26	53
Sanders Morris Harris Group Inc.	1,010	8,090
SeaCube Container Leasing Ltd.	449	7,188
SLM Corp.(a)	24,292	371,668
Stifel Financial Corp.(a)	151	10,840
Student Loan Corp. (The) Escrow(a)(d)	185	463
SWS Group Inc.	1,348	8,182
Teton Advisors Inc. Class B(d)	5	75
TradeStation Group Inc.(a)	1,382	9,702
Virtus Investment Partners Inc.(a)	35	2,062
Westwood Holdings Group Inc.	29	1,167
World Acceptance Corp.(a)	389	25,363

		24,586,350

ELECTRIC – 5.56%
AES Corp. (The)(a)	30,551	397,163
ALLETE Inc.	1,432	55,805
Alliant Energy Corp.	5,131	199,750
Ameren Corp.	10,846	304,447

50	2011 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
Ameresco Inc. Class A(a)	361	5,105
American Electric Power Co. Inc.	22,011	773,466
Avista Corp.	2,549	58,958
Black Hills Corp.	1,819	60,827
Calpine Corp.(a)	8,623	136,847
CenterPoint Energy Inc.	19,390	340,488
Central Vermont Public Service Corp.	571	13,299
CH Energy Group Inc.	736	37,197
Cleco Corp.	2,815	96,526
CMS Energy Corp.	11,287	221,677
Consolidated Edison Inc.	12,957	657,179
Constellation Energy Group Inc.	8,534	265,663
Dominion Resources Inc.	27,451	1,227,060
DPL Inc.	5,491	150,508
DTE Energy Co.	7,683	376,160
Duke Energy Corp.	60,478	1,097,676
Dynegy Inc.(a)	4,705	26,771
Edison International	14,966	547,606
El Paso Electric Co.(a)	2,035	61,864
Empire District Electric Co. (The)	1,868	40,704
Entergy Corp.	8,235	553,474
Exelon Corp.	30,380	1,252,871
FirstEnergy Corp.	19,208	712,425
GenOn Energy Inc.(a)	35,518	135,324
Great Plains Energy Inc.	6,278	125,686
Hawaiian Electric Industries Inc.	4,317	107,062
IDACORP Inc.	2,232	85,039
Integrys Energy Group Inc.	3,554	179,512
ITC Holdings Corp.	276	19,292
MDU Resources Group Inc.	8,707	200,000
MGE Energy Inc.	1,076	43,567
NextEra Energy Inc.	19,067	1,050,973
Northeast Utilities	8,001	276,835
NorthWestern Corp.	1,673	50,692
NRG Energy Inc.(a)	11,584	249,519
NSTAR	4,929	228,065
NV Energy Inc.	10,843	161,452
OGE Energy Corp.	4,400	222,464
Ormat Technologies Inc.	435	11,019
Otter Tail Corp.	1,581	35,936
Pepco Holdings Inc.	10,332	192,692
PG&E Corp.	18,021	796,168
Pike Electric Corp.(a)	740	7,045
Pinnacle West Capital Corp.	5,019	214,763
PNM Resources Inc.	4,030	60,128
Portland General Electric Co.	3,493	83,029
PPL Corp.	22,225	562,292
Progress Energy Inc.	13,194	608,771
Public Service Enterprise Group Inc.	23,361	736,105
SCANA Corp.	5,224	205,669
Southern Co.	37,925	1,445,322
TECO Energy Inc.	9,905	185,818
UIL Holdings Corp.	2,319	70,776
UniSource Energy Corp.	1,676	60,554
Unitil Corp.	495	11,662
Westar Energy Inc.	5,517	145,759
Wisconsin Energy Corp.	10,782	328,851
Xcel Energy Inc.	22,243	531,385

		19,100,742

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.23%
Advanced Battery Technologies Inc.(a)(b)	900	1,746
Advanced Energy Industries Inc.(a)	611	9,990
Coleman Cable Inc.(a)	22	195
Encore Wire Corp.	871	21,200
Energizer Holdings Inc.(a)	3,232	229,989
Energy Conversion Devices Inc.(a)(b)	1,624	3,670
EnerSys Inc.(a)	1,605	63,799
Evergreen Solar Inc.(a)(b)	1,448	1,955
Generac Holdings Inc.(a)	561	11,383
General Cable Corp.(a)	1,559	67,505
Greatbatch Inc.(a)	1,066	28,206
Hubbell Inc. Class B	1,664	118,194
Insteel Industries Inc.	794	11,227
Littelfuse Inc.	153	8,736
Molex Inc.(b)	6,151	154,513
Powell Industries Inc.(a)	404	15,934
SunPower Corp. Class A(a)(b)	2,731	46,809

		795,051

ELECTRONICS – 0.79%
Analogic Corp.	176	9,953
Arrow Electronics Inc.(a)	4,718	197,590
Avnet Inc.(a)	7,011	239,005
AVX Corp.	2,044	30,476
Bel Fuse Inc. Class B	473	10,411
Benchmark Electronics Inc.(a)	2,673	50,707
Brady Corp. Class A	2,267	80,909
Checkpoint Systems Inc.(a)	1,118	25,133
Coherent Inc.(a)	370	21,501
CTS Corp.	1,141	12,323
Cubic Corp.	413	23,747
Cymer Inc.(a)	1,061	60,031
Daktronics Inc.	1,242	13,351
Electro Scientific Industries Inc.(a)	1,181	20,502
FEI Co.(a)	1,271	42,858
Fluidigm Corp.(a)	57	816
Garmin Ltd.(b)	4,870	164,898
Itron Inc.(a)	131	7,394
Jabil Circuit Inc.	2,458	50,217
L-1 Identity Solutions Inc.(a)	3,535	41,642
LaBarge Inc.(a)	83	1,469
Measurement Specialties Inc.(a)	689	23,467
Methode Electronics Inc.	752	9,084
Multi-Fineline Electronix Inc.(a)	53	1,496
OSI Systems Inc.(a)	188	7,056
OYO Geospace Corp.(a)	20	1,972
Park Electrochemical Corp.	364	11,739
PerkinElmer Inc.	2,981	78,311
Rofin-Sinar Technologies Inc.(a)	677	26,741
Rogers Corp.(a)	495	22,305
Spectrum Control Inc.(a)	386	7,596
Thermo Fisher Scientific Inc.(a)	18,871	1,048,284
Thomas & Betts Corp.(a)	2,015	119,832
TTM Technologies Inc.(a)	2,865	52,028
Viasystems Group Inc.(a)	44	1,201
Vishay Intertechnology Inc.(a)	7,050	125,067
Vishay Precision Group Inc.(a)	568	8,901
Watts Water Technologies Inc. Class A	1,127	43,040
X-Rite Inc.(a)(b)	1,497	7,111
Zygo Corp.(a)	719	10,512

		2,710,676

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
ENERGY – ALTERNATE SOURCES – 0.04%
Amyris Inc.(a)	177	5,052
Covanta Holding Corp.	5,655	96,587
Gevo Inc.(a)	109	2,147
Green Plains Renewable Energy Inc.(a)(b)	725	8,715
Headwaters Inc.(a)	2,739	16,160
Hoku Corp.(a)(b)	673	1,346

		130,007

ENGINEERING & CONSTRUCTION – 0.49%
AECOM Technology Corp.(a)	3,238	89,790
Argan Inc.(a)(b)	277	2,371
Chicago Bridge & Iron Co. NV	2,772	112,710
Dycom Industries Inc.(a)	1,501	26,027
EMCOR Group Inc.(a)	3,059	94,737
Fluor Corp.	7,716	568,361
Granite Construction Inc.	1,606	45,129
Insituform Technologies Inc. Class A(a)	267	7,142
Jacobs Engineering Group Inc.(a)	2,291	117,826
KBR Inc.	6,448	243,541
Layne Christensen Co.(a)	915	31,568
McDermott International Inc.(a)	2,238	56,823
MYR Group Inc.(a)	777	18,586
Shaw Group Inc. (The)(a)	1,647	58,320
Sterling Construction Co. Inc.(a)	731	12,339
Tutor Perini Corp.	1,250	30,450
URS Corp.(a)	3,825	176,141
VSE Corp.	89	2,644

		1,694,505

ENTERTAINMENT – 0.15%
Ascent Media Corp. Class A(a)	653	31,899
Bluegreen Corp.(a)	620	2,548
Carmike Cinemas Inc.(a)	191	1,366
Churchill Downs Inc.	437	18,135
Cinemark Holdings Inc.	2,623	50,755
International Speedway Corp. Class A	909	27,088
Isle of Capri Casinos Inc.(a)	659	6,261
Lions Gate Entertainment Corp.(a)	875	5,469
Madison Square Garden Inc. Class A(a)	1,904	51,389
Penn National Gaming Inc.(a)	3,155	116,924
Pinnacle Entertainment Inc.(a)	2,685	36,570
Regal Entertainment Group Class A	2,851	38,488
Scientific Games Corp. Class A(a)	1,464	12,795
Speedway Motorsports Inc.	564	9,013
Steinway Musical Instruments Inc.(a)	276	6,130
Vail Resorts Inc.(a)	1,671	81,478
Warner Music Group Corp.(a)	1,483	10,040

		506,348

ENVIRONMENTAL CONTROL – 0.37%
Darling International Inc.(a)	1,295	19,904
Energy Recovery Inc.(a)	170	541
EnergySolutions Inc.	4,062	24,209
Fuel Tech Inc.(a)	800	7,120
Met-Pro Corp.	614	7,307
Metalico Inc.(a)	1,798	11,184
Mine Safety Appliances Co.	320	11,734
Republic Services Inc.	10,514	315,840

Security	Shares	Value
US Ecology Inc.	46	802
Waste Connections Inc.	1,135	32,677
Waste Management Inc.	22,250	830,815

		1,262,133

FOOD – 2.15%
B&G Foods Inc. Class A	1,007	18,901
Cal-Maine Foods Inc.(b)	57	1,681
Campbell Soup Co.	3,149	104,263
Chiquita Brands International Inc.(a)	2,062	31,631
ConAgra Foods Inc.	18,389	436,739
Corn Products International Inc.	3,485	180,593
Dean Foods Co.(a)	8,374	83,740
Dole Food Co. Inc.(a)(b)	1,644	22,408
Flowers Foods Inc.	2,193	59,715
Fresh Del Monte Produce Inc.(b)	1,656	43,238
Fresh Market Inc. (The)(a)	459	17,323
General Mills Inc.	12,339	450,990
H.J. Heinz Co.	8,601	419,901
Hain Celestial Group Inc.(a)	2,039	65,819
Hershey Co. (The)	2,963	161,039
Hormel Foods Corp.	6,378	177,563
Imperial Sugar Co.	549	7,324
Ingles Markets Inc. Class A	597	11,827
J&J Snack Foods Corp.	34	1,600
J.M. Smucker Co. (The)	5,440	388,362
John B. Sanfilippo & Son Inc.(a)	353	4,130
Kellogg Co.	1,258	67,907
Kraft Foods Inc. Class A	73,799	2,314,337
Kroger Co. (The)	27,936	669,626
M&F Worldwide Corp.(a)	475	11,932
McCormick & Co. Inc. NVS	3,065	146,599
Nash-Finch Co.	587	22,271
Pilgrim’s Pride Corp.(a)	1,241	9,568
Ralcorp Holdings Inc.(a)	2,543	174,017
Ruddick Corp.	974	37,587
Safeway Inc.	16,899	397,802
Sanderson Farms Inc.(b)	115	5,281
Sara Lee Corp.	8,194	144,788
Seaboard Corp.	13	31,369
Seneca Foods Corp. Class A(a)	362	10,813
Smart Balance Inc.(a)	1,528	7,014
Smithfield Foods Inc.(a)	6,347	152,709
Spartan Stores Inc.	1,028	15,204
SUPERVALU Inc.	9,833	87,809
Tootsie Roll Industries Inc.	104	2,949
TreeHouse Foods Inc.(a)	1,613	91,731
Tyson Foods Inc. Class A	13,558	260,178
Village Super Market Inc. Class A	140	4,074
Weis Markets Inc.	502	20,311
Winn-Dixie Stores Inc.(a)	2,572	18,364

		7,393,027

FOREST PRODUCTS & PAPER – 0.57%
Boise Inc.(b)	3,213	29,431
Buckeye Technologies Inc.	1,798	48,960
Clearwater Paper Corp.(a)	142	11,559
Domtar Corp.	1,952	179,155
International Paper Co.	4,491	135,538
KapStone Paper and Packaging Corp.(a)	1,752	30,082
Louisiana-Pacific Corp.(a)	5,898	61,929

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
MeadWestvaco Corp.	7,907	239,819
Neenah Paper Inc.	358	7,865
P.H. Glatfelter Co.	2,142	28,531
Plum Creek Timber Co. Inc.(b)	4,338	189,180
Potlatch Corp.	890	35,778
Rayonier Inc.	2,603	162,193
Rock-Tenn Co. Class A	1,179	81,764
Temple-Inland Inc.	4,067	95,168
Wausau Paper Corp.	1,939	14,814
Weyerhaeuser Co.	24,693	607,448
Xerium Technologies Inc.(a)	50	1,202

		1,960,416

GAS – 0.78%
AGL Resources Inc.	3,607	143,703
Atmos Energy Corp.	4,313	147,073
Chesapeake Utilities Corp.	445	18,521
Energen Corp.	3,327	210,000
Laclede Group Inc. (The)	1,036	39,472
National Fuel Gas Co.	3,395	251,230
New Jersey Resources Corp.	1,904	81,777
Nicor Inc.	2,097	112,609
NiSource Inc.	12,564	240,978
Northwest Natural Gas Co.	1,234	56,924
Piedmont Natural Gas Co.	3,325	100,914
Sempra Energy	11,373	608,455
South Jersey Industries Inc.	1,144	64,030
Southern Union Co.	5,744	164,393
Southwest Gas Corp.	2,104	81,993
UGI Corp.	5,055	166,309
Vectren Corp.	3,763	102,354
WGL Holdings Inc.	2,348	91,572

		2,682,307

HAND & MACHINE TOOLS – 0.23%
Franklin Electric Co. Inc.	97	4,482
Kennametal Inc.	960	37,440
Regal Beloit Corp.	292	21,558
Snap-on Inc.	2,671	160,420
Stanley Black & Decker Inc.	7,368	564,389

		788,289

HEALTH CARE-PRODUCTS – 2.76%
Alere Inc.(a)	2,745	107,439
Alphatec Holdings Inc.(a)	495	1,337
AngioDynamics Inc.(a)	1,132	17,116
Baxter International Inc.	4,599	247,288
Beckman Coulter Inc.	3,236	268,815
BG Medicine Inc.(a)	32	247
Boston Scientific Corp.(a)	69,299	498,260
Cantel Medical Corp.	584	15,038
CardioNet Inc.(a)	811	3,885
CareFusion Corp.(a)	6,543	184,513
CONMED Corp.(a)	1,339	35,189
Cooper Companies Inc. (The)	1,707	118,551
Cutera Inc.(a)	571	4,893
Cynosure Inc. Class A(a)	463	6,431
Exactech Inc.(a)	115	2,018
Hanger Orthopedic Group Inc.(a)	608	15,826
Hill-Rom Holdings Inc.	467	17,737

Security	Shares	Value
Hologic Inc.(a)	11,964	265,601
ICU Medical Inc.(a)	409	17,906
Invacare Corp.	1,256	39,087
Johnson & Johnson	107,927	6,394,675
Kinetic Concepts Inc.(a)	2,629	143,070
Medical Action Industries Inc.(a)	647	5,435
Medtronic Inc.	11,623	457,365
Merit Medical Systems Inc.(a)	115	2,256
NxStage Medical Inc.(a)	74	1,627
Palomar Medical Technologies Inc.(a)	346	5,138
Rochester Medical Corp.(a)	53	608
Solta Medical Inc.(a)	1,868	6,164
Steris Corp.	134	4,628
SurModics Inc.(a)	331	4,137
Symmetry Medical Inc.(a)	1,646	16,131
Syneron Medical Ltd.(a)	1,236	16,117
TomoTherapy Inc.(a)	1,427	6,521
Vital Images Inc.(a)	173	2,337
Wright Medical Group Inc.(a)	653	11,108
Young Innovations Inc.	164	5,150
Zimmer Holdings Inc.(a)	8,825	534,177

		9,483,821

HEALTH CARE-SERVICES – 1.87%
Aetna Inc.	18,387	688,225
Allied Healthcare International Inc.(a)	1,877	4,768
American Dental Partners Inc.(a)	670	8,790
AMERIGROUP Corp.(a)	2,075	133,319
AmSurg Corp.(a)	1,444	36,735
Assisted Living Concepts Inc. Class A(a)	463	18,122
Brookdale Senior Living Inc.(a)	3,404	95,312
Capital Senior Living Corp.(a)	1,218	12,935
Centene Corp.(a)	2,260	74,535
Community Health Systems Inc.(a)	1,353	54,106
Continucare Corp.(a)	286	1,530
Coventry Health Care Inc.(a)	6,837	218,032
Ensign Group Inc. (The)	26	830
Five Star Quality Care Inc.(a)	1,407	11,439
Gentiva Health Services Inc.(a)	875	24,526
Health Net Inc.(a)	4,235	138,485
HealthSouth Corp.(a)	239	5,970
Healthways Inc.(a)	1,562	24,008
Humana Inc.(a)	7,791	544,903
Kindred Healthcare Inc.(a)	1,844	44,035
LifePoint Hospitals Inc.(a)	2,410	96,834
Magellan Health Services Inc.(a)	1,549	76,025
MedCath Corp.(a)	930	12,974
MEDNAX Inc.(a)	127	8,459
Molina Healthcare Inc.(a)	264	10,560
National Healthcare Corp.	412	19,154
Quest Diagnostics Inc.	781	45,079
RehabCare Group Inc.(a)	936	34,510
Select Medical Holdings Corp.(a)	2,302	18,554
Skilled Healthcare Group Inc. Class A(a)	893	12,850
Sun Healthcare Group Inc.(a)	1,120	15,758
Tenet Healthcare Corp.(a)	6,279	46,779
Triple-S Management Corp. Class B(a)	951	19,572
U.S. Physical Therapy Inc.	41	916
UnitedHealth Group Inc.	52,337	2,365,632
Universal Health Services Inc. Class B	3,880	191,711
WellCare Health Plans Inc.(a)	1,969	82,600
WellPoint Inc.	17,255	1,204,226

		6,402,798

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.10%
Harbinger Group Inc.(a)	462	2,407
Leucadia National Corp.	9,001	337,898
Primoris Services Corp.(b)	801	8,122

		348,427

HOME BUILDERS – 0.22%
Beazer Homes USA Inc.(a)(b)	3,323	15,186
Cavco Industries Inc.(a)	251	11,335
D.R. Horton Inc.	12,572	146,464
Hovnanian Enterprises Inc. Class A(a)(b)	2,406	8,493
KB Home	3,537	44,000
Lennar Corp. Class A	7,377	133,671
M.D.C. Holdings Inc.	1,739	44,084
M/I Homes Inc.(a)	842	12,621
Meritage Homes Corp.(a)	1,497	36,123
Pulte Group Inc.(a)	15,559	115,137
Ryland Group Inc.	2,030	32,277
Skyline Corp.	332	6,657
Standard-Pacific Corp.(a)	4,903	18,288
Toll Brothers Inc.(a)	6,667	131,807

		756,143

HOME FURNISHINGS – 0.10%
American Woodmark Corp.	403	8,415
Audiovox Corp. Class A(a)	837	6,696
Ethan Allen Interiors Inc.	767	16,797
Furniture Brands International Inc.(a)	1,976	8,991
Harman International Industries Inc.	1,679	78,611
Hooker Furniture Corp.	486	5,812
Kimball International Inc. Class B	1,495	10,465
La-Z-Boy Inc.(a)	2,157	20,599
Sealy Corp.(a)(b)	1,465	3,721
Universal Electronics Inc.(a)	385	11,381
Whirlpool Corp.	1,989	169,781

		341,269

HOUSEHOLD PRODUCTS & WARES – 0.36%
ACCO Brands Corp.(a)	2,585	24,661
American Greetings Corp. Class A	1,726	40,733
Avery Dennison Corp.	4,809	201,786
Blyth Inc.	196	6,368
Central Garden & Pet Co. Class A(a)	2,096	19,304
Clorox Co. (The)	381	26,697
CSS Industries Inc.	359	6,767
Ennis Inc.	965	16,434
Fortune Brands Inc.	6,144	380,252
Helen of Troy Ltd.(a)	1,408	41,395
Jarden Corp.	4,260	151,528
Kid Brands Inc.(a)	445	3,271
Kimberly-Clark Corp.	3,978	259,644
Oil-Dri Corp. of America(b)	207	4,409
Prestige Brands Holdings Inc.(a)	1,912	21,988
Spectrum Brands Holdings Inc.(a)	835	23,180
WD-40 Co.	46	1,948

		1,230,365

Security	Shares	Value
HOUSEWARES – 0.08%
Libbey Inc.(a)	1,037	17,110
Lifetime Brands Inc.(a)	419	6,285
Newell Rubbermaid Inc.	13,176	252,057

		275,452

INSURANCE – 6.86%
ACE Ltd.	13,229	855,916
Aflac Inc.	1,188	62,703
Alleghany Corp.(a)	315	104,318
Allied World Assurance Co. Holdings Ltd.	1,760	110,334
Allstate Corp. (The)	24,779	787,477
Alterra Capital Holdings Ltd.	3,842	85,830
American Equity Investment Life Holding Co.	2,689	35,280
American Financial Group Inc.	3,825	133,951
American International Group Inc.(a)(b)	5,584	196,222
American National Insurance Co.	327	25,889
American Safety Insurance Holdings Ltd.(a)(b)	469	10,051
Amerisafe Inc.(a)	864	19,103
AmTrust Financial Services Inc.	1,030	19,642
Aon Corp.	12,382	655,751
Arch Capital Group Ltd.(a)	2,004	198,777
Argo Group International Holdings Ltd.	1,228	40,573
Arthur J. Gallagher & Co.	3,587	109,081
Aspen Insurance Holdings Ltd.	3,241	89,322
Assurant Inc.	4,570	175,991
Assured Guaranty Ltd.	8,508	126,769
Axis Capital Holdings Ltd.	4,028	140,658
Baldwin & Lyons Inc. Class B	392	9,181
Berkshire Hathaway Inc. Class B(a)	79,621	6,658,704
Brown & Brown Inc.	2,434	62,797
Chubb Corp. (The)	14,016	859,321
CIGNA Corp.	12,705	562,577
Cincinnati Financial Corp.	6,764	221,859
Citizens Inc.(a)(b)	1,659	12,111
CNA Financial Corp.	1,213	35,844
CNA Surety Corp.(a)	806	20,360
CNO Financial Group Inc.(a)	9,471	71,127
Delphi Financial Group Inc. Class A	2,208	67,808
Donegal Group Inc. Class A	538	7,193
EMC Insurance Group Inc.	214	5,314
Employers Holdings Inc.	1,780	36,775
Endurance Specialty Holdings Ltd.(b)	1,360	66,395
Enstar Group Ltd.(a)	270	26,968
Erie Indemnity Co. Class A	372	26,453
Everest Re Group Ltd.	2,544	224,330
FBL Financial Group Inc. Class A	614	18,862
Fidelity National Financial Inc. Class A	10,603	149,820
First American Financial Corp.	4,533	74,794
Flagstone Reinsurance Holdings SA	1,855	16,714
Fortegra Financial Corp.(a)	220	2,499
FPIC Insurance Group Inc.(a)	330	12,507
Genworth Financial Inc. Class A(a)	18,411	247,812
Gerova Financial Group Ltd.(a)(d)	59	310
Global Indemnity PLC(a)	653	14,353
Greenlight Capital Re Ltd. Class A(a)	1,302	36,729
Hallmark Financial Services Inc.(a)	521	4,366
Hanover Insurance Group Inc. (The)	2,080	94,120

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
Harleysville Group Inc.	545	18,056
Hartford Financial Services Group Inc. (The)	18,681	503,079
HCC Insurance Holdings Inc.	5,326	166,757
Horace Mann Educators Corp.	1,805	30,324
Infinity Property and Casualty Corp.	532	31,649
Kansas City Life Insurance Co.	191	6,108
Life Partners Holdings Inc.(b)	37	297
Lincoln National Corp.	13,809	414,822
Loews Corp.	14,460	623,081
Maiden Holdings Ltd.	2,333	17,474
Markel Corp.(a)	453	187,746
Marsh & McLennan Companies Inc.	1,962	58,487
MBIA Inc.(a)(b)	7,061	70,892
Meadowbrook Insurance Group Inc.	2,538	26,268
Mercury General Corp.	1,243	48,639
MetLife Inc.	20,553	919,336
MGIC Investment Corp.(a)	9,300	82,677
Montpelier Re Holdings Ltd.	2,899	51,225
National Interstate Corp.	295	6,151
National Western Life Insurance Co. Class A	104	16,874
Navigators Group Inc. (The)(a)	571	29,406
Old Republic International Corp.	12,002	152,305
OneBeacon Insurance Group Ltd.	1,084	14,667
PartnerRe Ltd.	3,095	245,248
Phoenix Companies Inc. (The)(a)	5,290	14,389
Platinum Underwriters Holdings Ltd.	1,758	66,962
PMI Group Inc. (The)(a)	6,865	18,535
Presidential Life Corp.	941	8,968
Primerica Inc.	1,103	28,138
Primus Guaranty Ltd.(a)(b)	788	4,003
Principal Financial Group Inc.	14,736	473,173
ProAssurance Corp.(a)	1,455	92,203
Progressive Corp. (The)	30,804	650,888
Protective Life Corp.	3,970	105,403
Prudential Financial Inc.	21,375	1,316,272
Radian Group Inc.	6,179	42,079
Reinsurance Group of America Inc.	3,379	212,134
RenaissanceRe Holdings Ltd.	2,533	174,752
RLI Corp.	845	48,714
Safety Insurance Group Inc.	578	26,652
SeaBright Insurance Holdings Inc.	1,044	10,701
Selective Insurance Group Inc.	2,477	42,852
StanCorp Financial Group Inc.	2,194	101,187
State Auto Financial Corp.	663	12,080
Stewart Information Services Corp.	799	8,374
Symetra Financial Corp.	1,603	21,801
Torchmark Corp.	3,550	236,004
Tower Group Inc.	818	19,657
Transatlantic Holdings Inc.	2,969	144,501
Travelers Companies Inc. (The)	17,687	1,052,023
United Fire & Casualty Co.	1,067	21,564
Unitrin Inc.	2,346	72,444
Universal American Corp.	1,469	33,655
Universal Insurance Holdings Inc.	761	4,125
Unum Group	14,211	373,039
Validus Holdings Ltd.	2,666	88,858
W.R. Berkley Corp.	5,562	179,152
Wesco Financial Corp.	62	24,130
White Mountains Insurance Group Ltd.	320	116,544
XL Group PLC	14,742	362,653

		23,561,818

Security	Shares	Value
INTERNET – 0.95%
1-800-FLOWERS.COM Inc.(a)	1,066	3,518
AOL Inc.(a)	4,945	96,576
BroadSoft Inc.(a)	112	5,341
DealerTrack Holdings Inc.(a)	288	6,613
Digital River Inc.(a)	1,596	59,738
EarthLink Inc.	4,970	38,915
eBay Inc.(a)	32,788	1,017,740
ePlus Inc.(a)	177	4,710
Expedia Inc.	5,566	126,126
Global Sources Ltd.(a)	109	1,268
IAC/InterActiveCorp(a)	2,017	62,305
InfoSpace Inc.(a)	1,423	12,323
Internap Network Services Corp.(a)	2,361	15,512
Internet Capital Group Inc.(a)	1,545	21,939
IntraLinks Holdings Inc.(a)	190	5,081
j2 Global Communications Inc.(a)	635	18,739
Keynote Systems Inc.	495	9,182
Knot Inc. (The)(a)	624	7,519
Liberty Media Corp. - Liberty Interactive Group Series A(a)	27,422	439,849
ModusLink Global Solutions Inc.	1,903	10,390
Online Resources Corp.(a)	789	2,982
PCTEL Inc.(a)	929	7,125
Perficient Inc.(a)	371	4,456
RealNetworks Inc.(a)	3,824	14,225
S1 Corp.(a)	2,368	15,818
Safeguard Scientifics Inc.(a)	840	17,094
Symantec Corp.(a)	33,251	616,474
TechTarget Inc.(a)	267	2,379
TeleCommunication Systems Inc.(a)	1,201	4,948
United Online Inc.	3,209	20,233
ValueClick Inc.(a)	816	11,799
Vasco Data Security International Inc.(a)	281	3,858
Yahoo! Inc.(a)	34,611	576,273

		3,261,048

INVESTMENT COMPANIES – 0.23%
American Capital Ltd.(a)	15,750	155,925
Apollo Investment Corp.	8,941	107,828
Ares Capital Corp.	9,444	159,604
Arlington Asset Investment Corp. Class A	332	10,106
BlackRock Kelso Capital Corp.(c)	3,589	36,357
Capital Southwest Corp.	128	11,716
Fifth Street Finance Corp.	2,959	39,503
Gladstone Capital Corp.(b)	998	11,287
Gladstone Investment Corp.	1,068	8,288
Golub Capital BDC Inc.	333	5,255
Harris & Harris Group Inc.(a)	1,391	7,484
Hercules Technology Growth Capital Inc.	2,106	23,166
Kayne Anderson Energy Development Co.	495	9,682
Main Street Capital Corp.(b)	896	16,531
MCG Capital Corp.	3,507	22,795
Medallion Financial Corp.	723	6,355
MVC Capital Inc.	1,040	14,269
NGP Capital Resources Co.	1,035	9,977
PennantPark Investment Corp.	1,866	22,243
PennyMac Mortgage Investment Trust(c)	1,296	23,833
Prospect Capital Corp.(b)	4,002	48,864
Solar Capital Ltd.	259	6,185
Solar Senior Capital Ltd.(a)	277	5,161
THL Credit Inc.	404	5,523
TICC Capital Corp.	1,689	18,359
Triangle Capital Corp.	785	14,177

		800,473

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
IRON & STEEL – 0.35%
AK Steel Holding Corp.	4,343	68,533
Gibraltar Industries Inc.(a)	1,403	16,738
Metals USA Holdings Corp.(a)	242	3,962
Nucor Corp.	8,215	378,054
Olympic Steel Inc.	419	13,747
Reliance Steel & Aluminum Co.	3,048	176,113
Schnitzer Steel Industries Inc. Class A	802	52,138
Shiloh Industries Inc.	107	1,250
Steel Dynamics Inc.	10,026	188,188
United States Steel Corp.	5,297	285,720
Universal Stainless & Alloy Products Inc.(a)	305	10,288

		1,194,731

LEISURE TIME – 0.20%
Arctic Cat Inc.(a)	544	8,459
Callaway Golf Co.	2,951	20,126
Carnival Corp.	12,543	481,150
Johnson Outdoors Inc. Class A(a)	191	2,901
Life Time Fitness Inc.(a)	226	8,432
Multimedia Games Inc.(a)	1,086	6,223
Royal Caribbean Cruises Ltd.(a)	3,731	153,941

		681,232

LODGING – 0.21%
Boyd Gaming Corp.(a)(b)	2,506	23,481
Choice Hotels International Inc.	1,188	46,154
Gaylord Entertainment Co.(a)(b)	1,614	55,973
Hyatt Hotels Corp. Class A(a)	2,015	86,726
Marcus Corp.	926	10,093
MGM Resorts International(a)	11,572	152,172
Monarch Casino & Resort Inc.(a)	282	2,933
Morgans Hotel Group Co.(a)	625	6,125
Orient-Express Hotels Ltd. Class A(a)	4,594	56,828
Red Lion Hotels Corp.(a)	602	4,936
Wyndham Worldwide Corp.	8,312	264,405

		709,826

MACHINERY – 0.33%
AGCO Corp.(a)	4,214	231,644
Alamo Group Inc.	291	7,988
Albany International Corp. Class A	887	22,086
Astec Industries Inc.(a)	912	34,008
Babcock & Wilcox Co. (The)(a)	1,119	37,352
Briggs & Stratton Corp.	888	20,113
Cascade Corp.	419	18,679
CNH Global NV(a)	977	47,433
Cognex Corp.	396	11,187
Columbus McKinnon Corp.(a)	875	16,152
Deere & Co.	1,103	106,870
Flow International Corp.(a)	261	1,146
Flowserve Corp.	387	49,846
Gardner Denver Inc.	138	10,768
Gerber Scientific Inc.(a)	1,136	10,633
IDEX Corp.	661	28,853

Security	Shares	Value
Intermec Inc.(a)	899	9,700
Intevac Inc.(a)	654	8,129
Kadant Inc.(a)	435	11,393
NACCO Industries Inc. Class A	24	2,656
Robbins & Myers Inc.	1,770	81,402
Tecumseh Products Co. Class A(a)	875	8,768
Terex Corp.(a)	5,038	186,608
Twin Disc Inc.	356	11,470
Wabtec Corp.	1,866	126,571
Zebra Technologies Corp. Class A(a)	1,136	44,577

		1,146,032

MACHINERY – DIVERSIFIED – 0.02%
Chart Industries Inc.(a)	1,317	72,488

		72,488

MANUFACTURING – 3.67%
A.O. Smith Corp.	125	5,543
American Railcar Industries Inc.(a)	456	11,382
Ameron International Corp.	429	29,940
AptarGroup Inc.	3,146	157,709
AZZ Inc.	33	1,505
Barnes Group Inc.	303	6,327
Brink’s Co. (The)	343	11,357
Carlisle Companies Inc.	2,610	116,275
Ceradyne Inc.(a)	1,179	53,149
CLARCOR Inc.	157	7,054
Crane Co.	2,274	110,130
Danaher Corp.	1,825	94,717
Dover Corp.	3,172	208,527
Eaton Corp.	11,382	631,018
EnPro Industries Inc.(a)	562	20,412
ESCO Technologies Inc.	1,216	46,390
Fabrinet(a)	266	5,363
Federal Signal Corp.	2,924	19,035
FreightCar America Inc.(a)	546	17,750
General Electric Co.	377,475	7,568,374
GP Strategies Corp.(a)	465	6,324
Griffon Corp.(a)	2,091	27,455
Harsco Corp.	3,436	121,256
Hexcel Corp.(a)	790	15,555
Ingersoll-Rand PLC	14,864	718,080
ITT Corp.	8,391	503,880
Leggett & Platt Inc.	2,791	68,379
Lydall Inc.(a)	769	6,836
Myers Industries Inc.	1,613	16,017
Parker Hannifin Corp.	5,303	502,088
Pentair Inc.	2,196	82,987
Smith & Wesson Holding Corp.(a)	120	426
SPX Corp.	1,863	147,904
Standex International Corp.	482	18,263
Teleflex Inc.	1,556	90,217
Textron Inc.	6,140	168,175
Tredegar Corp.	1,064	22,961
Trinity Industries Inc.	3,679	134,909
Tyco International Ltd.	18,795	841,452

		12,615,121

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
MEDIA – 4.61%
A.H. Belo Corp. Class A(a)	807	6,747
Beasley Broadcast Group Inc. Class A(a)	30	220
Cablevision NY Group Class A	10,803	373,892
Cambium Learning Group Inc.(a)	74	252
CBS Corp. Class B NVS	27,608	691,304
Central European Media Enterprises Ltd. Class A(a)(b)	1,733	36,566
CKX Inc.(a)	2,095	8,841
Comcast Corp. Class A	129,520	3,201,734
Courier Corp.	495	6,910
Crown Media Holdings Inc. Class A(a)(b)	419	972
Cumulus Media Inc. Class A(a)(b)	769	3,337
Demand Media Inc.(a)	85	2,002
Dex One Corp.(a)	2,161	10,459
Discovery Communications Inc. Series A(a)	3,532	140,927
DISH Network Corp. Class A(a)	9,264	225,671
Dolan Co. (The)(a)	780	9,469
E.W. Scripps Co. (The) Class A(a)	1,443	14,286
Entercom Communications Corp.(a)	168	1,851
Fisher Communications Inc.(a)	317	9,852
Gannett Co. Inc.	11,025	167,911
Gray Television Inc.(a)	2,184	4,521
John Wiley & Sons Inc. Class A	150	7,626
Journal Communications Inc. Class A(a)	1,744	10,464
Liberty Global Inc. Series A(a)	10,805	447,435
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,199	235,670
Liberty Media Corp. - Starz Series A(a)	2,375	184,300
Lin TV Corp. Class A(a)	1,265	7,501
LodgeNet Interactive Corp.(a)(b)	762	2,774
McGraw-Hill Companies Inc. (The)	4,340	170,996
Media General Inc. Class A(a)(b)	792	5,449
Meredith Corp.	960	32,563
New York Times Co. (The) Class A(a)	6,248	59,169
News Corp. Class A NVS	83,285	1,462,485
Nexstar Broadcasting Group Inc.(a)	368	3,191
Nielsen Holdings NV(a)	2,551	69,668
Outdoor Channel Holdings Inc.(a)	602	4,491
PRIMEDIA Inc.	625	3,044
Radio One Inc. Class D(a)	1,364	2,660
Scholastic Corp.	1,256	33,962
Sinclair Broadcast Group Inc. Class A	1,914	24,002
Thomson Reuters Corp.	11,548	453,144
Time Warner Cable Inc.	16,326	1,164,697
Time Warner Inc.	41,673	1,487,726
Viacom Inc. Class B NVS	22,464	1,045,025
Walt Disney Co. (The)	90,171	3,885,468
Washington Post Co. (The) Class B	258	112,890
World Wrestling Entertainment Inc.	159	1,999

		15,836,123

METAL FABRICATE & HARDWARE – 0.12%
A.M. Castle & Co.(a)	793	14,972
Ampco-Pittsburgh Corp.	348	9,598
CIRCOR International Inc.	753	35,406
Commercial Metals Co.	5,295	91,445
Dynamic Materials Corp.	343	9,587
Haynes International Inc.	496	27,503
L.B. Foster Co. Class A	482	20,779
Ladish Co. Inc.(a)	732	40,004
Lawson Products Inc.	201	4,631
Mueller Industries Inc.	1,518	55,589
Mueller Water Products Inc. Class A	472	2,115
Northwest Pipe Co.(a)	440	10,089
Timken Co. (The)	1,060	55,438
Worthington Industries Inc.	858	17,949

		395,105

Security	Shares	Value
MINING – 0.49%
Alcoa Inc.	40,217	709,830
Century Aluminum Co.(a)	2,929	54,714
Coeur d’Alene Mines Corp.(a)	3,823	132,964
Hecla Mining Co.(a)	12,802	116,242
Horsehead Holding Corp.(a)	1,939	33,060
Kaiser Aluminum Corp.	710	34,967
Materion Corp.(a)	875	35,700
Molycorp Inc.(a)	658	39,493
Royal Gold Inc.	2,083	109,149
RTI International Metals Inc.(a)	1,217	37,909
Thompson Creek Metals Co. Inc.(a)	6,777	84,984
U.S. Energy Corp.(a)	1,204	7,537
USEC Inc.(a)	5,462	24,033
Vulcan Materials Co.(b)	5,796	264,298

		1,684,880

OFFICE & BUSINESS EQUIPMENT – 0.22%
Pitney Bowes Inc.	2,746	70,544
Xerox Corp.	63,715	678,565

		749,109

OFFICE FURNISHINGS – 0.01%
CompX International Inc.	12	189
Steelcase Inc. Class A	3,164	36,006

		36,195

OIL & GAS – 10.37%
Abraxas Petroleum Corp.(a)	2,115	12,373
Alon USA Energy Inc.	330	4,521
Anadarko Petroleum Corp.	22,794	1,867,284
Apache Corp.	17,582	2,301,835
Approach Resources Inc.(a)	736	24,730
Atlas Energy Inc. Escrow(a)(d)	982	98
ATP Oil & Gas Corp.(a)(b)	2,041	36,963
Atwood Oceanics Inc.(a)	2,067	95,971
Berry Petroleum Co. Class A	2,373	119,718
Bill Barrett Corp.(a)	2,117	84,489
BPZ Resources Inc.(a)(b)	3,397	18,038
Cabot Oil & Gas Corp.	4,717	249,859
Cheniere Energy Inc.(a)(b)	1,477	13,751
Chesapeake Energy Corp.	30,002	1,005,667
Chevron Corp.	87,568	9,407,431
Clayton Williams Energy Inc.(a)	35	3,700
Cobalt International Energy Inc.(a)	3,375	56,734
Comstock Resources Inc.(a)	2,177	67,356
ConocoPhillips	42,279	3,376,401
Contango Oil & Gas Co.(a)	187	11,826
Continental Resources Inc.(a)	137	9,791
Crosstex Energy Inc.	1,836	18,268
CVR Energy Inc.(a)	1,381	31,984
Delek US Holdings Inc.	664	9,004
Delta Petroleum Corp.(a)	8,384	7,629
Denbury Resources Inc.(a)	18,264	445,642
Devon Energy Corp.	20,579	1,888,535
Diamond Offshore Drilling Inc.	2,153	167,288

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
Energy Partners Ltd.(a)	1,326	23,868
EQT Corp.	456	22,754
Exxon Mobil Corp.	18,990	1,597,629
Forest Oil Corp.(a)	1,863	70,477
Frontier Oil Corp.	4,879	143,052
Gastar Exploration Ltd.(a)	2,997	14,565
GeoResources Inc.(a)	774	24,203
GMX Resources Inc.(a)(b)	2,406	14,845
Goodrich Petroleum Corp.(a)	1,151	25,575
Harvest Natural Resources Inc.(a)	1,517	23,119
Helmerich & Payne Inc.	4,345	298,458
Hess Corp.	13,725	1,169,507
Holly Corp.	658	39,980
Kodiak Oil & Gas Corp.(a)	237	1,588
Marathon Oil Corp.	23,951	1,276,828
Miller Petroleum Inc.(a)(b)	812	4,060
Murphy Oil Corp.	7,759	569,666
Nabors Industries Ltd.(a)	7,770	236,053
Newfield Exploration Co.(a)	6,126	465,637
Noble Energy Inc.	8,027	775,810
Oasis Petroleum Inc.(a)	1,122	35,478
Occidental Petroleum Corp.	29,803	3,114,115
Parker Drilling Co.(a)	5,432	37,535
Patterson-UTI Energy Inc.	7,100	208,669
Penn Virginia Corp.	2,112	35,820
PetroCorp Inc. Escrow(a)(d)	190	0
Petrohawk Energy Corp.(a)	4,042	99,191
Petroleum Development Corp.(a)	1,038	49,834
PetroQuest Energy Inc.(a)	2,005	18,767
Pioneer Drilling Co.(a)	2,473	34,127
Pioneer Natural Resources Co.	5,325	542,724
Plains Exploration & Production Co.(a)	6,468	234,336
Pride International Inc.(a)	4,897	210,326
QEP Resources Inc.	7,971	323,144
Quicksilver Resources Inc.(a)	5,103	73,024
RAM Energy Resources Inc.(a)	138	287
Resolute Energy Corp.(a)(b)	1,588	28,806
Rex Energy Corp.(a)	1,230	14,330
Rosetta Resources Inc.(a)	953	45,306
Rowan Companies Inc.(a)	5,094	225,053
SandRidge Energy Inc.(a)	6,870	87,936
SM Energy Co.	940	69,739
Stone Energy Corp.(a)	1,872	62,469
Sunoco Inc.	5,472	249,468
Swift Energy Co.(a)	1,881	80,281
Tesoro Corp.(a)	6,513	174,744
Unit Corp.(a)	1,864	115,475
VAALCO Energy Inc.(a)	2,108	16,358
Valero Energy Corp.	26,049	776,781
Vantage Drilling Co.(a)	8,317	14,971
Venoco Inc.(a)	693	11,843
W&T Offshore Inc.	1,500	34,185
Warren Resources Inc.(a)	2,699	13,738
Western Refining Inc.(a)	2,341	39,680
Whiting Petroleum Corp.(a)	5,002	367,397

		35,580,497

OIL & GAS SERVICES – 1.64%
Baker Hughes Inc.	14,323	1,051,738
Basic Energy Services Inc.(a)	1,053	26,862
Cal Dive International Inc.(a)	4,327	30,202
Cameron International Corp.(a)	4,836	276,136

Security	Shares	Value
Complete Production Services Inc.(a)	3,582	113,943
Dawson Geophysical Co.(a)	353	15,490
Dresser-Rand Group Inc.(a)	364	19,518
Exterran Holdings Inc.(a)	2,613	62,006
Global Geophysical Services Inc.(a)	330	4,772
Global Industries Ltd.(a)	4,742	46,424
Gulf Island Fabrication Inc.	650	20,910
Helix Energy Solutions Group Inc.(a)	4,857	83,540
Hercules Offshore Inc.(a)	5,245	34,669
Hornbeck Offshore Services Inc.(a)	1,094	33,750
Key Energy Services Inc.(a)	5,489	85,354
Matrix Service Co.(a)	1,011	14,053
National Oilwell Varco Inc.	19,296	1,529,594
Natural Gas Services Group Inc.(a)	550	9,768
Newpark Resources Inc.(a)	3,871	30,426
Oceaneering International Inc.(a)	2,547	227,829
Oil States International Inc.(a)	2,175	165,604
Schlumberger Ltd.	7,993	745,427
SEACOR Holdings Inc.	995	91,998
Superior Energy Services Inc.(a)	3,383	138,703
Targa Resources Corp.	422	15,293
Tesco Corp.(a)	1,384	30,379
Tetra Technologies Inc.(a)	3,099	47,725
Tidewater Inc.	2,402	143,760
Union Drilling Inc.(a)	655	6,714
Weatherford International Ltd.(a)	20,186	456,204
Willbros Group Inc.(a)	2,274	24,832
World Fuel Services Corp.	1,475	59,900

		5,643,523

PACKAGING & CONTAINERS – 0.36%
AEP Industries Inc.(a)	110	3,269
Astronics Corp.(a)	44	1,108
Ball Corp.	6,124	219,545
Bemis Co. Inc.	5,051	165,723
Graham Packaging Co. Inc.(a)	723	12,602
Graphic Packaging Holding Co.(a)	5,136	27,837
Greif Inc. Class A	1,607	105,114
Owens-Illinois Inc.(a)	5,263	158,890
Packaging Corp. of America	4,759	137,488
Sealed Air Corp.	7,384	196,857
Silgan Holdings Inc.	1,117	42,602
Sonoco Products Co.	4,638	168,035

		1,239,070

PHARMACEUTICALS – 5.42%
Abbott Laboratories	6,975	342,124
Alkermes Inc.(a)	3,155	40,857
BioScrip Inc.(a)	456	2,148
Bristol-Myers Squibb Co.	79,116	2,091,036
Caraco Pharmaceutical Laboratories Ltd.(a)	329	1,711
Cardinal Health Inc.	10,906	448,564
Cephalon Inc.(a)(b)	3,471	263,032
Cornerstone Therapeutics Inc.(a)(b)	340	2,251
Eli Lilly and Co.	36,017	1,266,718
Emergent BioSolutions Inc.(a)	44	1,063
Endo Pharmaceuticals Holdings Inc.(a)	5,385	205,492
Endocyte Inc.(a)	126	1,080
Forest Laboratories Inc.(a)	13,126	423,970
Furiex Pharmaceuticals Inc.(a)	39	658
Hi-Tech Pharmacal Co. Inc.(a)	52	1,047

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
Impax Laboratories Inc.(a)	298	7,584
Infinity Pharmaceuticals Inc.(a)(b)	242	1,423
Jazz Pharmaceuticals Inc.(a)	20	637
Lannett Co. Inc.(a)	304	1,696
Mead Johnson Nutrition Co. Class A	8,063	467,089
Medicines Co. (The)(a)	1,087	17,707
Medicis Pharmaceutical Corp. Class A	2,777	88,975
Merck & Co. Inc.	143,559	4,738,882
Mylan Inc.(a)	3,167	71,796
Nutraceutical International Corp.(a)	419	6,277
Omnicare Inc.	5,003	150,040
Par Pharmaceutical Companies Inc.(a)	1,632	50,722
Pfizer Inc.	371,333	7,541,773
PharMerica Corp.(a)	863	9,873
Progenics Pharmaceuticals Inc.(a)	343	2,120
Schiff Nutrition International Inc.	387	3,525
Sucampo Pharmaceuticals Inc.(a)	439	1,844
ViroPharma Inc.(a)	3,584	71,322
Watson Pharmaceuticals Inc.(a)	4,896	274,225

		18,599,261

PIPELINES – 0.65%
El Paso Corp.	26,246	472,428
ONEOK Inc.	4,841	323,766
Questar Corp.	8,093	141,223
Spectra Energy Corp.	29,785	809,556
Williams Companies Inc. (The)	15,722	490,212

		2,237,185

REAL ESTATE – 0.11%
Avatar Holdings Inc.(a)	404	7,995
Consolidated-Tomoka Land Co.	251	8,132
Forest City Enterprises Inc. Class A(a)	5,877	110,664
Forestar Group Inc.(a)	1,674	31,840
Government Properties Income Trust	1,271	34,139
HFF Inc. Class A(a)	300	4,512
Hilltop Holdings Inc.(a)	1,863	18,705
Howard Hughes Corp. (The)(a)	281	19,850
Kennedy-Wilson Holdings Inc.(a)	44	478
Resource Capital Corp.	2,763	18,208
Retail Opportunity Investments Corp.	1,917	20,972
St. Joe Co. (The)(a)	429	10,755
Starwood Property Trust Inc.	3,298	73,545
Terreno Realty Corp.(a)	397	6,840
Thomas Properties Group Inc.(a)	1,585	5,310
United Capital Corp.(a)	94	2,660

		374,605

REAL ESTATE INVESTMENT TRUSTS – 4.14%
Acadia Realty Trust	1,470	27,812
Agree Realty Corp.(b)	416	9,339
Alexander’s Inc.	35	14,243
Alexandria Real Estate Equities Inc.	2,520	196,484
AMB Property Corp.	6,919	248,876
American Assets Trust Inc.	1,339	28,481
American Campus Communities Inc.	2,987	98,571
American Capital Agency Corp.	5,757	167,759
Annaly Capital Management Inc.(b)	36,302	633,470
Anworth Mortgage Asset Corp.	5,528	39,194
Apartment Investment and Management Co. Class A	2,752	70,093

Security	Shares	Value
Apollo Commercial Real Estate Finance Inc.	935	15,287
Ashford Hospitality Trust Inc.	1,912	21,070
Associated Estates Realty Corp.	1,041	16,531
AvalonBay Communities Inc.(b)	3,792	455,343
BioMed Realty Trust Inc.	6,034	114,767
Boston Properties Inc.	6,387	605,807
Brandywine Realty Trust	6,097	74,018
BRE Properties Inc.	2,954	139,370
Camden Property Trust	3,223	183,131
Campus Crest Communities Inc.	1,264	14,953
CapLease Inc.	2,612	14,314
Capstead Mortgage Corp.	3,264	41,714
CBL & Associates Properties Inc.	6,402	111,523
Cedar Shopping Centers Inc.	2,496	15,051
Chatham Lodging Trust	699	11,359
Chesapeake Lodging Trust	1,195	20,805
Chimera Investment Corp.	46,528	184,251
Cogdell Spencer Inc.	1,964	11,666
Colonial Properties Trust(b)	3,615	69,589
Colony Financial Inc.	914	17,211
CommonWealth REIT	3,325	86,350
CoreSite Realty Corp.	813	12,878
Corporate Office Properties Trust	3,087	111,564
Cousins Properties Inc.	4,169	34,811
CreXus Investment Corp.	613	7,000
Cypress Sharpridge Investments Inc.	3,201	40,589
DCT Industrial Trust Inc.	10,746	59,640
Developers Diversified Realty Corp.	9,235	129,290
DiamondRock Hospitality Co.(b)	7,515	83,943
Digital Realty Trust Inc.(b)	278	16,163
Douglas Emmett Inc.	5,665	106,219
Duke Realty Corp.	11,588	162,348
DuPont Fabros Technology Inc.(b)	1,183	28,688
Dynex Capital Inc.	1,550	15,593
EastGroup Properties Inc.	685	30,119
Education Realty Trust Inc.(b)	3,394	27,254
Entertainment Properties Trust	2,156	100,944
Equity Lifestyle Properties Inc.	419	24,155
Equity One Inc.	1,744	32,735
Equity Residential	12,170	686,510
Essex Property Trust Inc.	910	112,840
Excel Trust Inc.	680	8,017
Extra Space Storage Inc.	4,050	83,876
Federal Realty Investment Trust	1,143	93,223
FelCor Lodging Trust Inc.(a)(b)	2,562	15,705
First Industrial Realty Trust Inc.(a)	3,639	43,268
First Potomac Realty Trust	2,301	36,241
Franklin Street Properties Corp.	3,221	45,319
General Growth Properties Inc.(a)	3,433	53,143
Getty Realty Corp.	525	12,012
Gladstone Commercial Corp.	385	7,022
Glimcher Realty Trust	4,599	42,541
Hatteras Financial Corp.	3,361	94,511
HCP Inc.	18,498	701,814
Health Care REIT Inc.	8,136	426,652
Healthcare Realty Trust Inc.(b)	3,119	70,801
Hersha Hospitality Trust	6,419	38,129
Highwoods Properties Inc.	3,224	112,872
Home Properties Inc.	1,174	69,207
Hospitality Properties Trust	5,716	132,325
Host Hotels & Resorts Inc.(b)	30,231	532,368
Hudson Pacific Properties Inc.	614	9,026
Inland Real Estate Corp.	3,417	32,598

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Values
Invesco Mortgage Capital Inc.	3,327	72,695
Investors Real Estate Trust	3,452	32,794
iStar Financial Inc.(a)(b)	4,295	39,428
Kilroy Realty Corp.(b)	2,505	97,269
Kimco Realty Corp.	18,488	339,070
Kite Realty Group Trust	2,471	13,121
LaSalle Hotel Properties(b)	3,508	94,716
Lexington Realty Trust(b)	5,055	47,264
Liberty Property Trust(b)	5,240	172,396
LTC Properties Inc.	1,170	33,158
Macerich Co. (The)	5,899	292,177
Mack-Cali Realty Corp.	4,007	135,837
Medical Properties Trust Inc.	5,169	59,805
MFA Financial Inc.	16,011	131,290
Mid-America Apartment Communities Inc.	540	34,668
Mission West Properties Inc.	863	5,670
Monmouth Real Estate Investment Corp. Class A	1,206	9,901
MPG Office Trust Inc.(a)	2,167	8,040
National Health Investors Inc.(b)	650	31,148
National Retail Properties Inc.(b)	3,841	100,365
Nationwide Health Properties Inc.	5,833	248,077
Newcastle Investment Corp.(a)	3,639	21,980
NorthStar Realty Finance Corp.	3,430	18,351
Omega Healthcare Investors Inc.	3,702	82,703
One Liberty Properties Inc.	380	5,730
Parkway Properties Inc.	1,016	17,272
Pebblebrook Hotel Trust	1,804	39,959
Pennsylvania Real Estate Investment Trust(b)	2,547	36,346
Piedmont Office Realty Trust Inc. Class A	2,407	46,720
Post Properties Inc.	2,256	88,548
ProLogis	24,621	393,444
PS Business Parks Inc.	687	39,805
Public Storage	600	66,546
RAIT Financial Trust(b)	5,616	13,815
Ramco-Gershenson Properties Trust(b)	1,782	22,328
Realty Income Corp.	5,855	204,632
Redwood Trust Inc.(b)	3,591	55,840
Regency Centers Corp.	3,787	164,659
Sabra Healthcare REIT Inc.	1,120	19,723
Saul Centers Inc.	95	4,232
Senior Housing Properties Trust	6,549	150,889
Simon Property Group Inc.	4,161	445,893
SL Green Realty Corp.	3,543	266,434
Sovran Self Storage Inc.	1,282	50,703
Strategic Hotels & Resorts Inc.(a)	4,945	31,895
Summit Hotel Properties Inc.(a)	1,083	10,765
Sun Communities Inc.	875	31,194
Sunstone Hotel Investors Inc.(a)	5,445	55,485
Tanger Factory Outlet Centers Inc.	1,602	42,036
Taubman Centers Inc.	2,530	135,557
Two Harbors Investment Corp.	3,242	33,944
U-Store-It Trust	4,796	50,454
UDR Inc.	7,813	190,403
UMH Properties Inc.	440	4,374
Universal Health Realty Income Trust	261	10,578
Urstadt Biddle Properties Inc. Class A	894	17,004
Ventas Inc.(b)	5,189	281,763
Vornado Realty Trust	6,753	590,888
Walter Investment Management Corp.	1,179	19,017
Washington Real Estate Investment Trust	2,277	70,792
Weingarten Realty Investors	5,547	139,008
Winthrop Realty Trust	1,264	15,484

		14,228,467

Security	Shares	Values
RETAIL – 2.22%
99 Cents Only Stores(a)	294	5,762
Abercrombie & Fitch Co. Class A	969	56,880
AFC Enterprises Inc.(a)	249	3,767
America’s Car-Mart Inc.(a)	221	5,697
American Eagle Outfitters Inc.	6,889	109,466
Ascena Retail Group Inc.(a)	177	5,737
AutoNation Inc.(a)(b)	1,969	69,644
Barnes & Noble Inc.(b)	1,774	16,303
Bebe Stores Inc.	1,200	7,020
Big 5 Sporting Goods Corp.	47	560
Biglari Holdings Inc.(a)	59	24,989
BJ’s Wholesale Club Inc.(a)	2,277	111,163
Bob Evans Farms Inc.	1,418	46,227
Body Central Corp.(a)	220	5,111
Bon-Ton Stores Inc. (The)(a)(b)	339	5,255
Books-A-Million Inc.(b)	309	1,276
Bravo Brio Restaurant Group Inc.(a)	289	5,112
Brinker International Inc.	402	10,171
Brown Shoe Co. Inc.	651	7,955
Buckle Inc. (The)	69	2,788
Build-A-Bear Workshop Inc.(a)	832	5,034
Cabela’s Inc.(a)	1,853	46,344
Casey’s General Stores Inc.	1,074	41,886
Cash America International Inc.	927	42,688
Casual Male Retail Group Inc.(a)	172	845
Charming Shoppes Inc.(a)	5,311	22,625
Children’s Place Retail Stores Inc. (The)(a)	121	6,029
Christopher & Banks Corp.	768	4,977
Collective Brands Inc.(a)	731	15,775
Conn’s Inc.(a)(b)	420	1,882
Cracker Barrel Old Country Store Inc.	84	4,128
CVS Caremark Corp.	55,657	1,910,148
Dillard’s Inc. Class A(b)	1,867	74,904
Domino’s Pizza Inc.(a)	1,100	20,273
EZCORP Inc.(a)	147	4,614
Finish Line Inc. (The) Class A	1,636	32,475
Foot Locker Inc.	7,226	142,497
Fred’s Inc. Class A	1,802	24,003
GameStop Corp. Class A(a)(b)	7,055	158,879
Gap Inc. (The)	2,161	48,968
Genesco Inc.(a)	1,010	40,602
Gordmans Stores Inc.(a)	286	5,071
Group 1 Automotive Inc.	895	38,306
Haverty Furniture Companies Inc.	723	9,587
Hot Topic Inc.	1,165	6,640
J.C. Penney Co. Inc.	7,246	260,204
Jack in the Box Inc.(a)	179	4,060
Kenneth Cole Productions Inc. Class A(a)	267	3,463
Kohl’s Corp.	3,454	183,200
Lithia Motors Inc. Class A	939	13,691
Lowe’s Companies Inc.	15,765	416,669
Macy’s Inc.	17,458	423,531
MarineMax Inc.(a)	999	9,850
McCormick & Schmick’s Seafood Restaurants Inc.(a)	445	3,213
Men’s Wearhouse Inc. (The)	2,424	65,593
Movado Group Inc.(a)	743	10,907
New York & Co. Inc.(a)	1,027	7,199
O’Charley’s Inc.(a)	875	5,224
Office Depot Inc.(a)	11,413	52,842
OfficeMax Inc.(a)	2,489	32,208
Pacific Sunwear of California Inc.(a)(b)	3,022	10,909

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Values
Pantry Inc. (The)(a)	958	14,207
Papa John’s International Inc.(a)	219	6,936
PC Connection Inc.(a)	419	3,712
Penske Automotive Group Inc.(a)	1,257	25,165
Pep Boys - Manny, Moe & Jack (The)	2,406	30,580
RadioShack Corp.	4,906	73,639
Red Robin Gourmet Burgers Inc.(a)	714	19,207
Regis Corp.	2,671	47,384
REX American Resources Corp.(a)	349	5,570
Rite Aid Corp.(a)	24,077	25,522
Ruby Tuesday Inc.(a)	3,010	39,461
Rush Enterprises Inc. Class A(a)	1,463	28,967
Saks Inc.(a)(b)	6,236	70,529
Sally Beauty Holdings Inc.(a)	444	6,220
School Specialty Inc.(a)	574	8,208
Sears Holdings Corp.(a)(b)	1,963	162,242
Select Comfort Corp.(a)	361	4,354
Shoe Carnival Inc.(a)	359	10,070
Signet Jewelers Ltd.(a)	3,962	182,331
Sonic Automotive Inc.	1,532	21,463
Stage Stores Inc.	1,553	29,849
Stein Mart Inc.	718	7,259
Susser Holdings Corp.(a)	316	4,136
Systemax Inc.(a)	102	1,379
Talbots Inc. (The)(a)(b)	428	2,585
Titan Machinery Inc.(a)	402	10,150
Tuesday Morning Corp.(a)	1,424	6,978
Vera Bradley Inc.(a)	173	7,302
Wal-Mart Stores Inc.	35,334	1,839,135
Walgreen Co.	3,752	150,605
Wendy’s/Arby’s Group Inc. Class A	9,329	46,925
West Marine Inc.(a)	655	6,832
Wet Seal Inc. Class A(a)	1,227	5,252

		7,616,980

SAVINGS & LOANS – 0.47%
Abington Bancorp Inc.	996	12,181
Astoria Financial Corp.	4,009	57,609
BankFinancial Corp.	916	8,418
Beneficial Mutual Bancorp Inc.(a)	1,588	13,689
Berkshire Hills Bancorp Inc.	642	13,386
BofI Holding Inc.(a)	315	4,889
Brookline Bancorp Inc.	1,710	18,006
Capitol Federal Financial Inc.	1,937	21,830
Clifton Savings Bancorp Inc.	443	5,258
Danvers Bancorp Inc.	888	19,021
Dime Community Bancshares Inc.	1,221	18,022
ESB Financial Corp.	406	5,997
ESSA Bancorp Inc.	677	8,936
First Financial Holdings Inc.	750	8,482
First Niagara Financial Group Inc.	9,683	131,495
Flagstar Bancorp Inc.(a)	2,127	3,191
Flushing Financial Corp.	1,463	21,799
Fox Chase Bancorp Inc.	275	3,828
Heritage Financial Group Inc.	65	827
Home Bancorp Inc.(a)	371	5,684
Home Federal Bancorp Inc.	759	8,941
Hudson City Bancorp Inc.	19,983	193,435
Investors Bancorp Inc.(a)	1,939	28,872
Kaiser Federal Financial Group Inc.	137	1,685
Kearny Financial Corp.	728	7,302
Meridian Interstate Bancorp Inc.(a)	444	6,238

Security	Shares	Values
NASB Financial Inc.(a)	180	2,912
New York Community Bancorp Inc.	19,835	342,352
NewAlliance Bancshares Inc.	4,920	73,013
Northwest Bancshares Inc.	5,103	63,992
OceanFirst Financial Corp.	694	9,681
Oritani Financial Corp.	1,765	22,380
People’s United Financial Inc.	16,153	203,205
Provident Financial Services Inc.	2,791	41,307
Provident New York Bancorp	1,781	18,380
Rockville Financial Inc.	606	6,321
Roma Financial Corp.	359	3,974
Territorial Bancorp Inc.	558	11,115
TFS Financial Corp.	3,680	39,082
United Financial Bancorp Inc.	761	12,564
ViewPoint Financial Group	405	5,265
Washington Federal Inc.	5,212	90,376
Waterstone Financial Inc.(a)	409	1,256
Westfield Financial Inc.	1,402	12,702
WSFS Financial Corp.	234	11,021

		1,599,919

SEMICONDUCTORS – 1.41%
Advanced Analogic Technologies Inc.(a)	1,533	5,795
Advanced Micro Devices Inc.(a)	17,108	147,129
Alpha & Omega Semiconductor Ltd.(a)	200	2,538
ANADIGICS Inc.(a)	763	3,418
Atmel Corp.(a)	2,291	31,226
ATMI Inc.(a)	1,360	25,677
Axcelis Technologies Inc.(a)	4,303	11,403
AXT Inc.(a)	804	5,765
Brooks Automation Inc.(a)	1,274	17,492
Cabot Microelectronics Corp.(a)	855	44,674
CEVA Inc.(a)	87	2,326
Cohu Inc.	901	13,839
DSP Group Inc.(a)	1,110	8,547
Emulex Corp.(a)	4,203	44,846
Entegris Inc.(a)	4,214	36,957
Exar Corp.(a)	1,522	9,162
Fairchild Semiconductor International Inc.(a)	5,829	106,088
FormFactor Inc.(a)	2,297	23,659
GSI Technology Inc.(a)	303	2,754
Ikanos Communications Inc.(a)	1,127	1,285
Inphi Corp.(a)	238	5,000
Integrated Device Technology Inc.(a)	2,270	16,730
Integrated Silicon Solution Inc.(a)	107	992
Intel Corp.	80,877	1,631,289
International Rectifier Corp.(a)	3,258	107,709
Intersil Corp. Class A	3,750	46,687
IXYS Corp.(a)	392	5,265
KLA-Tencor Corp.	7,327	347,080
Kopin Corp.(a)	1,873	8,597
LSI Corp.(a)	28,524	193,963
MEMC Electronic Materials Inc.(a)	6,114	79,237
Micron Technology Inc.(a)	39,095	448,029
Microsemi Corp.(a)	2,369	49,062
MKS Instruments Inc.	1,363	45,388
National Semiconductor Corp.	990	14,197
Novellus Systems Inc.(a)	374	13,887
OmniVision Technologies Inc.(a)	579	20,572
Pericom Semiconductor Corp.(a)	1,064	11,034
Photronics Inc.(a)	2,434	21,833
PMC-Sierra Inc.(a)	10,071	75,532

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Values
Richardson Electronics Ltd.	463	6,102
Rudolph Technologies Inc.(a)	120	1,313
Silicon Image Inc.(a)	918	8,234
Standard Microsystems Corp.(a)	726	17,903
Tessera Technologies Inc.(a)	969	17,694
Texas Instruments Inc.	30,792	1,064,172
Ultratech Inc.(a)	203	5,968
Zoran Corp.(a)	2,117	21,996

		4,830,045

SHIPBUILDING – 0.03%
Huntington Ingalls Industries Inc.(a)	2,269	94,164

		94,164

SOFTWARE – 1.30%
Accelrys Inc.(a)	1,170	9,360
Activision Blizzard Inc.	17,460	191,536
American Reprographics Co.(a)	1,441	14,914
Avid Technology Inc.(a)(b)	1,331	29,681
Broadridge Financial Solutions Inc.	572	12,979
CA Inc.	3,359	81,221
CDC Corp. Class A(a)	1,470	3,749
Compuware Corp.(a)	4,557	52,633
CSG Systems International Inc.(a)	830	16,550
Deltek Inc.(a)	92	699
Digi International Inc.(a)	947	10,000
DynaVox Inc.(a)	373	2,059
Electronic Arts Inc.(a)	903	17,636
Emdeon Inc. Class A(a)	131	2,110
Epicor Software Corp.(a)	901	9,974
EPIQ Systems Inc.	1,396	20,047
ePocrates Inc.(a)	62	1,228
Fair Isaac Corp.	1,939	61,292
FalconStor Software Inc.(a)	695	3,162
Fidelity National Information Services Inc.	12,187	398,393
Fiserv Inc.(a)	2,345	147,078
Global Defense Technology & Systems Inc.(a)	125	3,028
JDA Software Group Inc.(a)	1,734	52,471
ManTech International Corp. Class A(a)	94	3,986
Microsoft Corp.	116,775	2,961,414
MoneyGram International Inc.(a)	513	1,760
Novell Inc.(a)	16,075	95,325
QLIK Technologies Inc.(a)	197	5,122
Quest Software Inc.(a)	270	6,855
RealPage Inc.(a)	122	3,383
Schawk Inc.	89	1,730
SeaChange International Inc.(a)	710	6,745
Smith Micro Software Inc.(a)	156	1,460
SYNNEX Corp.(a)	1,029	33,679
Take-Two Interactive Software Inc.(a)	2,985	45,879
THQ Inc.(a)	1,179	5,376
Total System Services Inc.	7,597	136,898
Trident Microsystems Inc.(a)	3,177	3,654

		4,455,066

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,672	40,161

		40,161

Security	Shares	Values
TELECOMMUNICATIONS – 5.73%
Amdocs Ltd.(a)	6,432	185,563
Anaren Inc.(a)	593	11,919
Anixter International Inc.	653	45,638
ARRIS Group Inc.(a)	4,721	60,146
AT&T Inc.	272,038	8,324,363
Atlantic Tele-Network Inc.	32	1,190
Aviat Networks Inc.(a)	2,833	14,647
BigBand Networks Inc.(a)	1,181	3,012
Black Box Corp.	820	28,823
Calix Inc.(a)	31	630
CenturyLink Inc.	13,839	575,010
Cincinnati Bell Inc.(a)	6,750	18,090
Clearwire Corp. Class A(a)(b)	1,630	9,112
Comtech Telecommunications Corp.	646	17,558
Consolidated Communications Holdings Inc.	276	5,169
Corning Inc.	62,892	1,297,462
EchoStar Corp. Class A(a)	1,727	65,367
EMS Technologies Inc.(a)	659	12,953
Extreme Networks Inc.(a)	3,282	11,487
FiberTower Corp.(a)(b)	2,080	4,181
Frontier Communications Corp.	27,511	226,140
General Communication Inc. Class A(a)	2,023	22,132
Global Crossing Ltd.(a)	534	7,433
Globalstar Inc.(a)	3,131	3,976
Globecomm Systems Inc.(a)	915	11,282
Harmonic Inc.(a)	3,958	37,126
Hughes Communications Inc.(a)	149	8,891
ICO Global Communications (Holdings) Ltd.(a)	1,589	4,243
IDT Corp. Class B	640	17,248
Infinera Corp.(a)	285	2,391
Iridium Communications Inc.(a)(b)	1,559	12,425
Knology Inc.(a)	143	1,846
Leap Wireless International Inc.(a)	2,808	43,496
Level 3 Communications Inc.(a)	47,243	69,447
MasTec Inc.(a)	2,434	50,627
MetroPCS Communications Inc.(a)	6,047	98,203
Motorola Mobility Holdings Inc.(a)	13,492	329,205
Motorola Solutions Inc.(a)	15,297	683,623
NeoPhotonics Corp.(a)	144	1,629
Newport Corp.(a)	1,206	21,503
NII Holdings Inc.(a)	1,635	68,130
Novatel Wireless Inc.(a)	1,270	6,934
Oplink Communications Inc.(a)	582	11,343
Opnext Inc.(a)	1,916	4,656
PAETEC Holding Corp.(a)	1,799	6,009
Powerwave Technologies Inc.(a)	7,897	35,615
Preformed Line Products Co.	87	6,018
Premiere Global Services Inc.(a)	2,078	15,834
Qwest Communications International Inc.	79,339	541,885
RigNet Inc.(a)	173	3,145
Shenandoah Telecommunications Co.	50	903
Sonus Networks Inc.(a)	1,792	6,738
Sprint Nextel Corp.(a)	135,328	627,922
Sycamore Networks Inc.	908	22,182
Symmetricom Inc.(a)	2,082	12,763
Tekelec(a)	2,729	22,159
Telephone and Data Systems Inc.	3,915	131,936
Tellabs Inc.	16,473	86,319
TESSCO Technologies Inc.	88	1,012
United States Cellular Corp.(a)	723	37,227
USA Mobility Inc.	422	6,115

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Values
UTStarcom Inc.(a)	5,327	12,518
Verizon Communications Inc.	130,137	5,015,480
ViaSat Inc.(a)	970	38,645
Virgin Media Inc.	15,150	421,019
Vonage Holdings Corp.(a)	2,786	12,704
Windstream Corp.	13,778	177,323

		19,677,720

TEXTILES – 0.11%
Cintas Corp.	6,132	185,616
G&K Services Inc. Class A	852	28,329
Mohawk Industries Inc.(a)	2,284	139,667
UniFirst Corp.	647	34,297

		387,909

TOYS, GAMES & HOBBIES – 0.07%
JAKKS Pacific Inc.(a)	1,310	25,348
LeapFrog Enterprises Inc.(a)	325	1,404
Mattel Inc.	7,073	176,330
RC2 Corp.(a)	928	26,077

		229,159

TRANSPORTATION – 1.83%
Air Transport Services Group Inc.(a)	2,471	20,880
Alexander & Baldwin Inc.	1,909	87,146
Arkansas Best Corp.	1,179	30,560
Atlas Air Worldwide Holdings Inc.(a)	1,189	82,897
Baltic Trading Ltd.	741	6,758
Bristow Group Inc.(a)	1,670	78,991
CAI International Inc.(a)	313	8,094
Celadon Group Inc.(a)	350	5,684
Con-way Inc.	2,283	89,699
CSX Corp.	16,954	1,332,584
DHT Maritime Inc.	3,368	16,200
Eagle Bulk Shipping Inc.(a)	2,853	10,613
Excel Maritime Carriers Ltd.(a)(b)	1,809	7,761
FedEx Corp.	5,091	476,263
Frontline Ltd.(b)	428	10,602
Genco Shipping & Trading Ltd.(a)(b)	1,210	13,032
General Maritime Corp.	3,627	7,435
Golar LNG Ltd.	1,559	39,879
GulfMark Offshore Inc. Class A(a)	1,070	47,626
Horizon Lines Inc. Class A(b)	1,369	1,164
International Shipholding Corp.	270	6,723
Kansas City Southern Industries Inc.(a)	1,952	106,286
Kirby Corp.(a)	2,330	133,486
Knightsbridge Tankers Ltd.(b)	1,038	25,992
Marten Transport Ltd.	593	13,224
Nordic American Tanker Shipping Ltd.(b)	2,175	54,027
Norfolk Southern Corp.	17,018	1,178,837
Old Dominion Freight Line Inc.(a)	196	6,878
Overseas Shipholding Group Inc.	1,187	38,150
P.A.M. Transportation Services Inc.(a)	201	2,442
Patriot Transportation Holding Inc.(a)	180	4,815
PHI Inc.(a)	601	13,294
Quality Distribution Inc.(a)	267	3,164
RailAmerica Inc.(a)	1,052	17,926
Roadrunner Transportation Systems Inc.(a)	184	2,760
Ryder System Inc.	1,161	58,747
Saia Inc.(a)	723	11,850

Security	Shares	Values
Scorpio Tankers Inc.(a)	102	1,053
Ship Finance International Ltd.	2,058	42,662
Teekay Corp.	1,952	72,087
Teekay Tankers Ltd. Class A	1,792	18,744
Ultrapetrol (Bahamas) Ltd.(a)	1,081	5,491
Union Pacific Corp.	20,392	2,005,145
Universal Truckload Services Inc.(a)	289	4,985
USA Truck Inc.(a)	352	4,576
UTi Worldwide Inc.	748	15,140
Werner Enterprises Inc.	1,711	45,290

		6,267,642

TRUCKING & LEASING – 0.05%
Aircastle Ltd.	2,333	28,160
AMERCO(a)	401	38,897
GATX Corp.	1,542	59,614
Greenbrier Companies Inc. (The)(a)	1,056	29,969
TAL International Group Inc.	590	21,399

		178,039

VENTURE CAPITAL – 0.00%
Medley Capital Corp.(a)	384	4,677

		4,677

WATER – 0.15%
American States Water Co.	868	31,127
American Water Works Co. Inc.	8,067	226,279
Aqua America Inc.	6,347	145,283
Artesian Resources Corp. Class A	282	5,496
California Water Service Group	906	33,676
Connecticut Water Service Inc.	408	10,751
Consolidated Water Co. Ltd.	658	7,172
Middlesex Water Co.	647	11,769
PICO Holdings Inc.(a)	1,038	31,202
SJW Corp.	610	14,122
York Water Co. (The)	571	9,941

		526,818

TOTAL COMMON STOCKS (Cost: $377,695,247)		342,752,440

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.45%

MONEY MARKET FUNDS – 1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(c)(e)(f)	4,026,055	4,026,055
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(e)(f)	551,974	551,974
BlackRock Cash Funds: Treasury, SL Agency shares
0.04%(c)(e)	404,553	404,553

		4,982,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,982,582)		4,982,582

TOTAL INVESTMENTS IN SECURITIES – 101.30%
(Cost: $382,677,829)		347,735,022

Other Assets, Less Liabilities – (1.30)%		(4,476,407)

NET ASSETS – 100.00%		$343,258,615

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS - 99.80%

ADVERTISING - 0.23%
APAC Customer Services Inc.(a)	65,323	$392,591
Gaiam Inc. Class A	35,988	237,521
Marchex Inc. Class B	39,636	311,936
Valuevision Media Inc. Class A(a)	52,259	332,367

		1,274,415

AEROSPACE & DEFENSE – 0.45%
CPI Aerostructures Inc.(a)	13,110	198,879
Ducommun Inc.	22,696	542,434
GenCorp Inc.(a)	117,143	700,515
Innovative Solutions and Support Inc.(a)	30,489	178,361
Kratos Defense & Security Solutions Inc.(a)	38,295	545,321
LMI Aerospace Inc.(a)	18,149	366,791

		2,532,301

AGRICULTURE – 0.22%
Alico Inc.	8,153	218,256
Cadiz Inc.(a)(b)	26,311	320,731
Griffin Land & Nurseries Inc.	2,754	88,624
Limoneira Co.(b)	17,269	409,275
MGP Ingredients Inc.	24,759	215,898

		1,252,784

AIRLINES – 0.25%
Hawaiian Holdings Inc.(a)	96,851	582,075
Pinnacle Airlines Corp.(a)	38,867	223,485
Republic Airways Holdings Inc.(a)(b)	92,194	592,807

		1,398,367

APPAREL – 0.70%
American Apparel Inc.(a)(b)	68,332	65,858
Cherokee Inc.	17,680	305,157
Delta Apparel Inc.(a)	14,545	207,848
Ever-Glory International Group Inc.(a)	3,210	6,099
Heelys Inc.(a)	36,120	83,076
Joe’s Jeans Inc.(a)	93,152	98,741
Lacrosse Footwear Inc.	11,846	217,137
Oxford Industries Inc.	27,455	938,687
Perry Ellis International Inc.(a)	20,449	562,757
R.G. Barry Corp.	20,879	273,306
Rocky Brands Inc.(a)	14,912	227,855
Tandy Leather Factory Inc.	19,502	97,900
Unifi Inc.(a)	28,432	483,344
Weyco Group Inc.	15,136	370,227

		3,937,992

AUTO MANUFACTURERS – 0.40%
Force Protection Inc.(a)	142,380	697,662
Wabash National Corp.(a)	136,964	1,586,043

		2,283,705

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 1.52%
Amerigon Inc.(a)(b)	43,933	670,857
Commercial Vehicle Group Inc.(a)	50,086	893,534
Dorman Products Inc.(a)	21,978	925,054
Douglas Dynamics Inc.	22,293	317,898
Exide Technologies Inc.(a)	149,730	1,673,981
Fuel Systems Solutions Inc.(a)(b)	32,362	976,685
Miller Industries Inc.	21,428	347,991
Motorcar Parts of America Inc.(a)	22,672	316,955
Spartan Motors Inc.	69,118	474,149
Standard Motor Products Inc.	40,214	556,160
Superior Industries International Inc.	46,320	1,187,645
Tower International Inc.(a)	13,903	235,378

		8,576,287

BANKS – 7.97%
1st United Bancorp Inc.(a)	50,673	355,724
Alliance Financial Corp.	12,928	431,149
American National Bankshares Inc.(b)	13,754	309,603
Ameris Bancorp(a)	50,054	508,549
AmeriServ Financial Inc.(a)	103,035	244,193
Ames National Corp.	18,574	354,763
Arrow Financial Corp.	21,336	527,853
Bancorp Inc. (The)(a)	48,073	443,714
Bancorp Rhode Island Inc.	8,875	273,971
BancTrust Financial Group Inc.(a)(b)	45,815	112,705
Bank Mutual Corp.	102,689	434,374
Bank of Commerce Holdings	40,888	173,365
Bank of Marin Bancorp	13,171	491,542
Banner Corp.	220,219	521,919
Berkshire Bancorp Inc.(a)	8,717	53,958
Boston Private Financial Holdings Inc.	151,987	1,074,548
Bridge Bancorp Inc.	15,728	351,835
Bridge Capital Holdings(a)	21,652	204,395
Bryn Mawr Bank Corp.	22,836	469,737
Camden National Corp.	16,548	566,604
Capital City Bank Group Inc.(b)	26,696	338,505
Cardinal Financial Corp.	62,082	723,876
Center Bancorp Inc.(b)	34,374	329,647
Center Financial Corp.(a)	74,329	545,575
CenterState Banks Inc.	55,234	386,638
Central Pacific Financial Corp.(a)(b)	3,738	77,750
Century Bancorp Inc. Class A	7,480	200,240
Citizens & Northern Corp.	27,806	467,419
Citizens Holding Co.(b)	2,531	54,163
Citizens Republic Bancorp Inc.(a)	783,099	696,880
CNB Financial Corp.	28,238	409,733
CoBiz Financial Inc.	70,128	487,390
Eagle Bancorp Inc.(a)	34,829	489,347
Eastern Virginia Bankshares Inc.	1,491	5,383
Encore Bancshares Inc.(a)	21,845	265,198
Enterprise Financial Services Corp.	33,571	472,344
Farmers Capital Bank Corp.(a)(b)	18,850	141,941
Fidelity Southern Corp.(a)	16,380	131,040
Financial Institutions Inc.	24,553	429,678
First Bancorp (North Carolina)	33,746	447,472
First BanCorp (Puerto Rico)(a)(b)	41,533	207,665
First Bancorp Inc. (Maine)	23,602	359,931
First Busey Corp.	129,366	657,179
First California Financial Group Inc.(a)	50,964	191,115
First Community Bancshares Inc.	35,461	502,837

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
First Merchants Corp.	57,391	474,624
First of Long Island Corp. (The)	17,881	496,198
First Security Group Inc.(a)	46,148	42,918
First South Bancorp Inc.(b)	20,183	100,713
Firstbank Corp.	11,415	72,485
German American Bancorp Inc.	29,910	514,153
Great Southern Bancorp Inc.	22,347	479,343
Green Bankshares Inc.(a)(b)	27,976	78,053
Guaranty Bancorp(a)	118,738	153,172
Hampton Roads Bankshares Inc.(a)(b)	28,952	24,609
Hanmi Financial Corp.(a)	196,380	243,511
Heartland Financial USA Inc.	28,323	481,491
Heritage Commerce Corp.(a)(b)	28,056	132,705
Heritage Financial Corp.(a)	27,647	391,758
Hudson Valley Holding Corp.	26,678	586,916
Intervest Bancshares Corp.(a)	25,312	64,546
Lakeland Bancorp Inc.	47,385	491,856
Lakeland Financial Corp.	34,043	772,095
LNB Bancorp Inc.	35,555	202,308
Macatawa Bank Corp.(a)(b)	38,919	96,908
MainSource Financial Group Inc.	45,593	456,386
MBT Financial Corp.(a)	46,623	70,867
Mercantile Bank Corp.(a)(b)	21,545	211,141
Merchants Bancshares Inc.	13,314	352,555
Metro Bancorp Inc.(a)	30,018	370,722
MidSouth Bancorp Inc.	18,874	272,918
MidWestOne Financial Group Inc.	5,335	79,171
Nara Bancorp Inc.(a)	77,194	742,606
National Bankshares Inc.	16,865	487,398
NewBridge Bancorp(a)	40,738	202,875
Northrim BanCorp Inc.	18,589	354,864
Old Second Bancorp Inc.(b)	35,975	35,975
OmniAmerican Bancorp Inc.(a)	28,887	457,570
Oriental Financial Group Inc.	92,689	1,163,247
Orrstown Financial Services Inc.	15,188	425,264
Pacific Capital Bancorp(a)(b)	14,526	430,551
Pacific Continental Corp.	43,409	442,338
Pacific Mercantile Bancorp(a)(b)	29,695	126,204
Peapack-Gladstone Financial Corp.	22,679	300,724
Peoples Bancorp Inc.	24,030	288,841
Peoples Financial Corp.	4,418	69,981
Pinnacle Financial Partners Inc.(a)	67,751	1,120,602
Preferred Bank(a)(b)	39,492	58,843
QCR Holdings Inc.	6,432	53,964
Renasant Corp.	52,466	890,873
Riverview Bancorp Inc.(a)	34,509	105,598
S.Y. Bancorp Inc.	27,184	683,949
Sandy Spring Bancorp Inc.	48,594	897,045
SCBT Financial Corp.	27,706	922,056
Seacoast Banking Corp. of Florida(a)(b)	155,087	245,037
Shore Bancshares Inc.	20,316	198,081
Sierra Bancorp	27,986	312,883
Southern Community Financial Corp.(a)	53,234	78,786
Southside Bancshares Inc.	35,718	764,365
Southwest Bancorp Inc.(a)	40,050	568,309
State Bancorp Inc.	40,731	423,195
Stellar One Corp.	47,703	677,383
Sterling Bancorp	58,016	580,740
Suffolk Bancorp	21,628	453,755
Sun Bancorp Inc. (New Jersey)(a)	32,936	114,617
Superior Bancorp(a)(b)	35,172	12,310
Taylor Capital Group Inc.(a)(b)	22,659	238,146
Tower Bancorp Inc.	22,579	503,286

Security	Shares	Value
TriCo Bancshares	29,810	486,201
Union First Market Bankshares Corp.	37,847	425,779
United Security Bancshares(a)(b)	19,692	71,876
United Security Bancshares Inc.	16,568	143,645
Univest Corp. of Pennsylvania	35,535	629,680
Virginia Commerce Bancorp Inc.(a)	49,717	285,376
Walker & Dunlop Inc.(a)	21,240	258,066
Washington Banking Co.	32,623	459,984
Washington Trust Bancorp Inc.	30,692	728,628
West Bancorporation Inc.	37,964	302,953
West Coast Bancorp(a)	190,370	660,584
Wilber Corp. (The)	17,287	164,227
Wilshire Bancorp Inc.(a)	41,849	205,060
Yadkin Valley Financial Corp.(a)	39,455	94,297

		44,986,186

BEVERAGES – 0.30%
Craft Brewers Alliance Inc.(a)(b)	19,481	177,472
Farmer Bros. Co.	14,815	179,558
Peet’s Coffee & Tea Inc.(a)(b)	22,714	1,092,316
Primo Water Corp.(a)	21,429	262,505

		1,711,851

BIOTECHNOLOGY – 3.79%
Aastrom Biosciences Inc.(a)(b)	84,714	211,785
ADVENTRX Pharmaceuticals Inc.(a)(b)	42,931	89,726
Aegerion Pharmaceuticals Inc.(a)	4,239	70,240
Agenus Inc.(a)(b)	187,739	170,842
Arena Pharmaceuticals Inc.(a)(b)	234,236	325,588
ARIAD Pharmaceuticals Inc.(a)	255,716	1,922,984
ArQule Inc.(a)	98,173	702,919
AspenBio Pharma Inc.(a)	98,318	83,570
Athersys Inc.(a)	30,261	86,244
AVEO Pharmaceuticals Inc.(a)	21,847	292,531
BioCryst Pharmaceuticals Inc.(a)(b)	56,456	213,968
BioMimetic Therapeutics Inc.(a)	37,165	487,233
BioSante Pharmaceuticals Inc.(a)(b)	167,859	332,361
Biotime Inc.(a)(b)	51,873	386,454
Cambrex Corp.(a)	60,807	334,439
Celldex Therapeutics Inc.(a)(b)	66,071	265,605
Celsion Corp.(a)(b)	35,162	81,224
Cleveland Biolabs Inc.(a)(b)	50,179	376,343
Complete Genomics Inc.(a)(b)	13,918	125,680
CryoLife Inc.(a)	60,916	371,588
Curis Inc.(a)	152,516	495,677
Cytokinetics Inc.(a)	99,060	147,599
Cytori Therapeutics Inc.(a)(b)	94,379	738,988
CytRx Corp.(a)(b)	222,003	195,385
Enzo Biochem Inc.(a)	66,089	276,913
Exact Sciences Corp.(a)	94,011	691,921
GTx Inc.(a)	58,951	151,504
Harvard Bioscience Inc.(a)	54,291	308,373
Idera Pharmaceuticals Inc.(a)(b)	50,622	134,148
Immunomedics Inc.(a)(b)	132,584	506,471
Inhibitex Inc.(a)	102,527	371,148
Inovio Pharmaceuticals Inc.(a)	164,991	181,490
Lexicon Pharmaceuticals Inc.(a)	387,832	651,558
Ligand Pharmaceuticals Inc. Class B(a)	42,610	426,100
Marina Biotech Inc.(a)(b)	31,360	22,579
Maxygen Inc.	68,499	356,195
Micromet Inc.(a)	180,749	1,014,002

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
Nanosphere Inc.(a)(b)	35,461	115,248
Neuralstem Inc.(a)(b)	99,188	178,538
Novavax Inc.(a)(b)	176,740	457,757
NuPathe Inc.(a)	9,672	75,538
Nymox Pharmaceutical Corp.(a)(b)	40,099	316,381
Omeros Corp.(a)(b)	41,035	328,280
OncoGenex Pharmaceutical Inc.(a)(b)	20,587	315,805
Oncothyreon Inc.(a)(b)	67,014	259,344
Orchid Cellmark Inc.(a)	67,815	137,664
Oxygen Biotherapeutics Inc.(a)(b)	54,195	101,887
Peregrine Pharmaceuticals Inc.(a)(b)	130,319	307,553
PharmAthene Inc.(a)(b)	39,915	127,329
pSivida Corp.(a)(b)	39,587	155,181
PURE Bioscience Inc.(a)(b)	85,332	133,118
Repligen Corp.(a)	68,782	257,933
Rexahn Pharmaceuticals Inc.(a)(b)	118,156	139,424
RTI Biologics Inc.(a)	114,084	326,280
RXi Pharmaceuticals Corp.(a)	30,532	42,134
Sangamo BioSciences Inc.(a)(b)	89,754	747,651
Sequenom Inc.(a)(b)	203,088	1,285,547
StemCells Inc.(a)(b)	264,318	240,529
Strategic Diagnostics Inc.(a)	53,824	121,104
SuperGen Inc.(a)	120,464	373,438
Telik Inc.(a)(b)	124,511	112,060
Transcept Pharmaceuticals Inc.(a)	14,068	115,217
Vical Inc.(a)	142,500	421,800
ZIOPHARM Oncology Inc.(a)	100,191	626,194

		21,420,309

BUILDING MATERIALS – 0.76%
AAON Inc.	23,160	761,964
American DG Energy Inc.(a)(b)	42,835	93,380
Broadwind Energy Inc.(a)(b)	187,503	245,629
Builders FirstSource Inc.(a)	90,439	256,847
Comfort Systems USA Inc.	74,484	1,047,990
LSI Industries Inc.	39,830	288,369
NCI Building Systems Inc.(a)	38,677	490,038
PGT Inc.(a)	37,661	88,503
Trex Co. Inc.(a)	31,575	1,029,977

		4,302,697

CHEMICALS – 1.25%
Aceto Corp.	52,625	419,421
American Pacific Corp.(a)	24,847	151,070
American Vanguard Corp.	40,100	348,068
Chase Corp.	14,113	260,526
Codexis Inc.(a)	24,681	292,717
Hawkins Inc.	16,860	692,609
KMG Chemicals Inc.	12,678	249,249
Landec Corp.(a)	54,084	351,546
NL Industries Inc.	11,843	175,868
OMNOVA Solutions Inc.(a)	88,378	695,535
Penford Corp.(a)	25,481	158,747
Quaker Chemical Corp.	21,856	877,955
Spartech Corp.(a)	62,435	452,654
TPC Group Inc.(a)	13,795	398,262
Zep Inc.	43,311	754,044
Zoltek Companies Inc.(a)(b)	55,865	750,267

		7,028,538

Security	Shares	Value
COAL – 0.10%
L&L Energy Inc.(a)(b)	37,578	260,040
Westmoreland Coal Co.(a)	19,800	290,070

		550,110

COMMERCIAL SERVICES – 4.85%
Advance America Cash Advance Centers Inc.	109,563	580,684
Albany Molecular Research Inc.(a)	49,741	211,897
AMN Healthcare Services Inc.(a)	77,993	675,419
Arrowhead Research Corp.(a)(b)	149,225	111,919
Barrett Business Services Inc.	17,845	286,591
Carriage Services Inc.(a)	38,456	211,893
Cass Information Systems Inc.	16,389	643,924
CDI Corp.	24,736	365,845
China Direct Industries Inc.(a)(b)	65,961	91,026
Collectors Universe Inc.	12,867	182,325
Consolidated Graphics Inc.(a)	18,563	1,014,097
CorVel Corp.(a)	13,600	723,248
CPI Corp.	10,960	246,710
CRA International Inc.(a)	21,925	632,098
Cross Country Healthcare Inc.(a)	63,958	500,791
Document Security Systems Inc.(a)(b)	35,700	146,727
Dollar Financial Corp.(a)	73,472	1,524,544
Edgewater Technology Inc.(a)	23,360	74,518
Electro Rent Corp.	32,622	560,446
ExlService Holdings Inc.(a)	29,037	614,133
Exponent Inc.(a)	26,734	1,192,604
Franklin Covey Co.(a)	28,473	246,576
Great Lakes Dredge & Dock Corp.	117,259	894,686
H&E Equipment Services Inc.(a)	54,570	1,064,661
Hackett Group Inc. (The)(a)	61,772	237,204
Hill International Inc.(a)	48,303	255,523
Hudson Highland Group Inc.(a)	64,775	421,038
Innovaro Inc.(a)(b)	32,308	89,816
Integramed America Inc.(a)	19,556	201,427
Intersections Inc.	20,930	259,532
Kendle International Inc.(a)	30,626	328,004
Kenexa Corp.(a)	45,111	1,244,613
Learning Tree International Inc.	14,715	129,345
LECG Corp.(a)	58,250	11,743
Mac-Gray Corp.	24,756	399,314
Medifast Inc.(a)(b)	26,246	518,359
Michael Baker Corp.(a)	15,850	460,760
Midas Inc.(a)	32,319	247,887
Multi-Color Corp.	22,875	462,304
National American University Holdings Inc.	17,316	122,770
Newtek Business Services Inc.(a)	73,383	121,082
Odyssey Marine Exploration Inc.(a)	135,034	415,905
On Assignment Inc.(a)	72,746	688,177
PDI Inc.(a)	19,877	161,202
Pfsweb Inc.(a)	29,188	145,648
Premier Exhibitions Inc.(a)	90,030	171,057
PRGX Global Inc.(a)	42,264	256,542
Princeton Review Inc. (The)(a)	59,165	22,595
Providence Service Corp. (The)(a)	26,894	402,872
Rural/Metro Corp.(a)	37,939	646,481
Saba Software Inc.(a)	58,831	577,132
Senomyx Inc.(a)	79,082	477,655
SFN Group Inc.(a)	103,535	1,458,808
Standard Parking Corp.(a)	31,994	568,213
StarTek Inc.(a)	25,455	128,293

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
Team Inc.(a)	37,296	979,393
Transcend Services Inc.(a)	18,663	447,912
Tree.com Inc.(a)	16,369	96,577
VirnetX Holding Corp.(b)	71,013	1,413,869

		27,366,414

COMPUTERS – 4.21%
3D Systems Corp.(a)	36,840	1,788,582
Acorn Energy Inc.(a)(b)	34,422	123,575
Agilysys Inc.(a)	36,518	209,613
CIBER Inc.(a)	125,399	840,173
Computer Task Group Inc.(a)	30,498	405,318
Cray Inc.(a)	71,494	461,136
Datalink Corp.(a)	20,977	134,253
Digimarc Corp.(a)	15,292	441,939
Dot Hill Systems Corp.(a)	113,033	319,883
Dynamics Research Corp.(a)	18,688	305,549
EasyLink Services International Corp. Class A(a)	46,077	190,759
Echelon Corp.(a)(b)	66,134	669,937
eLoyalty Corp.(a)(b)	16,570	120,464
Furmanite Corp.(a)	75,195	601,560
Hutchinson Technology Inc.(a)(b)	47,045	132,667
iCAD Inc.(a)	82,763	111,730
iGO Inc.(a)	70,562	198,985
Immersion Corp.(a)	57,815	441,707
Innodata Isogen Inc.(a)	56,686	137,180
Integral Systems Inc.(a)	36,078	439,069
KEY Tronic Corp.(a)	25,334	126,923
Keyw Holding Corp. (The)(a)	22,357	274,544
LivePerson Inc.(a)	90,339	1,141,885
Magma Design Automation Inc.(a)	133,498	910,456
Maxwell Technologies Inc.(a)	53,658	926,674
Mercury Computer Systems Inc.(a)	57,166	1,209,633
NCI Inc. Class A(a)	13,284	323,731
NetList Inc.(a)	35,830	89,575
OCZ Technology Group Inc.(a)(b)	43,738	351,654
PAR Technology Corp.(a)(b)	20,099	90,446
Planar Systems Inc.(a)	47,678	131,115
Quantum Corp.(a)	425,264	1,071,665
Radiant Systems Inc.(a)	66,135	1,170,589
RadiSys Corp.(a)	51,696	447,687
Rimage Corp.	20,701	334,321
Sigma Designs Inc.(a)	62,157	804,933
Silicon Graphics International Corp.(a)	61,607	1,318,390
SMART Modular Technologies (WWH) Inc.(a)	104,605	812,781
Stratasys Inc.(a)	40,549	1,905,803
Super Micro Computer Inc.(a)	49,408	792,504
Tier Technologies Inc. Class B(a)	29,730	163,515
TransAct Technologies Inc.(a)	22,310	266,605
Virtusa Corp.(a)	27,048	506,609
Wave Systems Corp. Class A(a)(b)	162,900	509,877

		23,755,994

COSMETICS & PERSONAL CARE – 0.37%
Elizabeth Arden Inc.(a)	46,487	1,395,075
Inter Parfums Inc.	24,001	444,258
Parlux Fragrances Inc.(a)	42,168	132,408
Physicians Formula Holdings Inc.(a)	25,712	120,846

		2,092,587

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.43%
BlueLinx Holdings Inc.(a)(b)	27,146	100,440
Chindex International Inc.(a)	27,762	445,580
Core-Mark Holding Co. Inc.(a)	21,490	710,245
Houston Wire & Cable Co.	35,906	524,946
Navarre Corp.(a)	80,197	152,374
Rentrak Corp.(a)	18,851	507,469

		2,441,054

DIVERSIFIED FINANCIAL SERVICES – 2.09%
Ampal-American Israel Corp. Class A(a)(b)	47,199	84,014
Asset Acceptance Capital Corp.(a)	30,899	165,928
Asta Funding Inc.	24,535	210,020
CompuCredit Holdings Corp.(a)	23,181	152,299
Deerfield Capital Corp.(a)	2,204	14,326
Diamond Hill Investment Group Inc.	5,227	418,160
Doral Financial Corp.(a)	42,503	46,753
Encore Capital Group Inc.(a)	27,672	655,550
Epoch Holding Corp.	27,857	439,583
FBR Capital Markets Corp.(a)	103,729	371,350
Federal Agricultural Mortgage Corp. Class C NVS(b)	20,730	396,150
First Marblehead Corp. (The)(a)	112,422	247,328
FirstCity Financial Corp.(a)	22,698	146,402
GAIN Capital Holdings Inc.(a)	18,017	138,190
Gleacher & Co. Inc.(a)	151,038	262,806
Imperial Holdings Inc.(a)	34,934	354,580
Institutional Financial Markets Inc.	18,867	86,600
INTL FCStone Inc.(a)	26,208	666,207
JMP Group Inc.	31,789	273,703
LaBranche & Co. Inc.(a)	74,920	294,436
Ladenburg Thalmann Financial Services Inc.(a)(b)	185,663	213,512
MarketAxess Holdings Inc.	55,139	1,334,364
Marlin Business Services Corp.(a)	18,920	233,473
NewStar Financial Inc.(a)	57,030	622,768
Oppenheimer Holdings Inc. Class A	20,185	676,399
Penson Worldwide Inc.(a)	39,034	261,918
Rodman & Renshaw Capital Group Inc.(a)(b)	51,230	105,022
Sanders Morris Harris Group Inc.	44,204	354,074
SeaCube Container Leasing Ltd.	22,678	363,075
SWS Group Inc.	53,621	325,479
TradeStation Group Inc.(a)	79,762	559,929
U.S. Global Investors Inc. Class A(b)	26,796	217,316
Virtus Investment Partners Inc.(a)	10,512	619,367
Westwood Holdings Group Inc.	11,826	475,997

		11,787,078

ELECTRIC – 0.32%
Central Vermont Public Service Corp.	28,518	664,184
Pike Electric Corp.(a)	33,556	319,453
Synthesis Energy Systems Inc.(a)(b)	90,922	256,400
Unitil Corp.	25,141	592,322

		1,832,359

ELECTRICAL COMPONENTS & EQUIPMENT – 1.08%
Advanced Battery Technologies Inc.(a)(b)	131,145	254,421
Capstone Turbine Corp.(a)(b)	481,052	870,704
Coleman Cable Inc.(a)(b)	21,824	193,361
Energy Conversion Devices Inc.(a)(b)	94,121	212,713
Graham Corp.	19,538	467,740

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
Insteel Industries Inc.	35,768	505,760
Magnetek Inc.(a)	72,420	159,324
Nexxus Lighting Inc.(a)(b)	39,739	129,152
Orion Energy Systems Inc.(a)(b)	39,002	157,178
Powell Industries Inc.(a)	17,039	672,018
PowerSecure International Inc.(a)	37,650	323,790
Research Frontiers Inc.(a)(b)	41,303	281,686
SatCon Technology Corp.(a)(b)	238,143	919,232
Superconductor Technologies Inc.(a)(b)	49,029	146,597
Ultralife Corp.(a)	28,116	142,267
Vicor Corp.	39,135	645,336

		6,081,279

ELECTRONICS – 2.86%
Allied Motion Technologies Inc.(a)	8,698	61,321
Applied Energetics Inc.(a)(b)	162,386	107,175
Ballantyne Strong Inc.(a)	31,959	229,146
Bel Fuse Inc. Class B	21,962	483,384
BTU International Inc.(a)	17,937	197,307
CTS Corp.	67,341	727,283
Cyberoptics Corp.(a)	18,062	156,597
Daktronics Inc.	66,718	717,218
DDi Corp.	29,670	313,612
Digital Ally Inc.(a)(b)	49,689	64,596
Electro Scientific Industries Inc.(a)	55,439	962,421
FARO Technologies Inc.(a)	32,170	1,286,800
Fluidigm Corp.(a)	12,683	181,494
Frequency Electronics Inc.(a)	19,028	195,227
IEC Electronics Corp.(a)(b)	18,726	157,486
Insignia Systems Inc.(a)	34,620	246,148
Iteris Inc.(a)	72,966	105,071
LaBarge Inc.(a)	24,703	437,243
LeCroy Corp.(a)	33,345	445,823
LoJack Corp.(a)	40,802	191,361
LRAD Corp.(a)	58,274	162,584
Measurement Specialties Inc.(a)	28,478	969,961
MEMSIC Inc.(a)	34,548	127,137
Methode Electronics Inc.	74,502	899,984
NVE Corp.(a)	9,669	544,751
OSI Systems Inc.(a)	31,811	1,193,867
OYO Geospace Corp.(a)	8,136	802,047
Pulse Electronics Corp.	80,807	488,882
Sparton Corp.(a)	19,114	148,516
Spectrum Control Inc.(a)	26,717	525,791
SRS Labs Inc.(a)	24,464	208,923
Stoneridge Inc.(a)	32,241	471,363
Sypris Solutions Inc.(a)	24,656	106,021
Taser International Inc.(a)	121,517	494,574
Technology Research Corp.	18,104	129,263
UQM Technologies Inc.(a)(b)	73,859	220,100
Viasystems Group Inc.(a)	8,281	225,988
X-Rite Inc.(a)	67,864	322,354
Zagg Inc.(a)(b)	37,950	285,004
Zygo Corp.(a)	36,126	528,162

		16,121,985

ENERGY – ALTERNATE SOURCES – 0.55%
Ascent Solar Technologies Inc.(a)(b)	40,649	116,663
BioFuel Energy Corp.(a)(b)	93,914	77,009
Comverge Inc.(a)	51,202	238,601
Ecotality Inc.(a)(b)	20,634	66,235

Security	Shares	Value
FuelCell Energy Inc.(a)(b)	205,580	439,941
Gevo Inc.(a)	9,684	190,775
Green Plains Renewable Energy Inc.(a)(b)	37,495	450,690
Headwaters Inc.(a)	122,234	721,181
Hoku Corp.(a)(b)	40,265	80,530
Lightbridge Corp.(a)(b)	24,757	143,095
Ocean Power Technologies Inc.(a)(b)	24,745	136,840
Syntroleum Corp.(a)(b)	144,994	327,686
Verenium Corp.(a)(b)	30,162	91,693

		3,080,939

ENGINEERING & CONSTRUCTION – 0.51%
Argan Inc.(a)(b)	19,263	164,891
ENGlobal Corp.(a)	38,966	176,516
Lime Energy Co.(a)(b)	27,212	132,250
Mistras Group Inc.(a)	29,826	513,306
MYR Group Inc.(a)	39,798	951,968
National Technical Systems Inc.	19,793	141,520
Sterling Construction Co. Inc.(a)	32,974	556,601
VSE Corp.	8,770	260,557

		2,897,609

ENTERTAINMENT – 0.57%
Bluegreen Corp.(a)	34,216	140,628
Carmike Cinemas Inc.(a)	23,404	167,339
Century Casinos Inc.(a)	42,152	126,034
Dover Downs Gaming & Entertainment Inc.	35,560	127,660
Dover Motorsports Inc.(a)	62,719	125,438
Empire Resorts Inc.(a)(b)	62,825	38,952
Great Wolf Resorts Inc.(a)	76,564	161,550
Isle of Capri Casinos Inc.(a)	32,071	304,675
Lakes Entertainment Inc.(a)	47,744	128,909
Reading International Inc. Class A(a)(b)	48,421	244,526
Rick’s Cabaret International Inc.(a)	19,499	213,124
Shuffle Master Inc.(a)	105,719	1,129,079
Silverleaf Resorts Inc.(a)	14,389	34,965
Steinway Musical Instruments Inc.(a)	11,835	262,855

		3,205,734

ENVIRONMENTAL CONTROL – 0.73%
ADA-ES Inc.(a)(b)	13,923	304,218
Casella Waste Systems Inc. Class A(a)	52,367	375,471
CECO Environmental Corp.(a)	17,614	104,275
Energy Recovery Inc.(a)(b)	82,773	263,218
Fuel Tech Inc.(a)	34,496	307,014
Hudson Technologies Inc.(a)(b)	34,091	67,500
Industrial Services of America Inc.(a)(b)	8,859	100,372
Met-Pro Corp.	31,522	375,112
Metalico Inc.(a)	74,067	460,697
Perma-Fix Environmental Services Inc.(a)	122,050	184,296
Rentech Inc.(a)(b)	432,431	540,539
Sharps Compliance Corp.(a)(b)	20,192	95,306
TRC Companies Inc.(a)	24,391	117,809
US Ecology Inc.	36,926	643,620
WCA Waste Corp.(a)	33,069	198,414

		4,137,861

FOOD – 0.85%
B&G Foods Inc. Class A	95,529	1,793,079

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
Calavo Growers Inc.	21,360	466,716
HQ Sustainable Maritime Industries Inc.(a)(b)	32,700	100,062
Imperial Sugar Co.	25,685	342,638
Inventure Foods Inc.(a)	32,944	127,823
John B. Sanfilippo & Son Inc.(a)	20,799	243,348
Lifeway Foods Inc.(a)(b)	12,454	129,771
Overhill Farms Inc.(a)	36,059	219,599
Rocky Mountain Chocolate Factory Inc.	17,096	177,628
Seneca Foods Corp. Class A(a)	16,988	507,432
Spartan Stores Inc.	43,309	640,540
Tasty Baking Co.	29,181	58,070

		4,806,706

FOREST PRODUCTS & PAPER – 0.84%
Buckeye Technologies Inc.	77,433	2,108,501
KapStone Paper and Packaging Corp.(a)	75,626	1,298,498
Neenah Paper Inc.	30,385	667,559
Orchids Paper Products Co.	12,584	152,266
Verso Paper Corp.(a)(b)	29,472	157,675
Xerium Technologies Inc.(a)	15,488	372,486

		4,756,985

GAS – 0.17%
Chesapeake Utilities Corp.	17,992	748,827
Gas Natural Inc.	15,740	184,945

		933,772

HAND & MACHINE TOOLS – 0.04%
L.S. Starrett Co. (The) Class A	14,653	205,728

		205,728

HEALTH CARE – PRODUCTS – 4.46%
ABIOMED Inc.(a)	63,456	922,016
Addus HomeCare Corp.(a)	12,551	62,881
Alpha ProTech Ltd.(a)(b)	47,588	65,671
Alphatec Holdings Inc.(a)	98,440	265,788
AngioDynamics Inc.(a)	48,929	739,806
AtriCure Inc.(a)	28,336	322,464
Atrion Corp.	2,470	430,941
BG Medicine Inc.(a)	11,411	87,979
BioClinca Inc.(a)	28,824	149,885
BIOLASE Technology Inc.(a)(b)	52,438	255,373
Bovie Medical Corp.(a)(b)	36,823	114,151
BSD Medical Corp.(a)(b)	35,997	161,267
Caliper Life Sciences Inc.(a)	90,218	609,874
Cantel Medical Corp.	25,422	654,616
Cardica Inc.(a)(b)	38,149	135,810
CardioNet Inc.(a)	52,223	250,148
Cardiovascular Systems Inc.(a)(b)	25,332	274,346
Cerus Corp.(a)(b)	97,417	281,535
Clinical Data Inc.(a)	23,513	712,444
Columbia Laboratories Inc.(a)(b)	104,886	395,420
Cutera Inc.(a)	29,885	256,114
Cynosure Inc. Class A(a)	22,047	306,233
Digirad Corp.(a)	54,423	136,058
Endologix Inc.(a)	99,069	671,688
Exactech Inc.(a)	17,030	298,877
Female Health Co. (The)	43,166	215,398
Hansen Medical Inc.(a)(b)	85,032	187,921

Security	Shares	Value
Iridex Corp.(a)	21,825	99,304
IRIS International Inc.(a)	33,718	304,136
Kensey Nash Corp.(a)	15,457	385,034
LCA-Vision Inc.(a)	37,162	250,844
LeMaitre Vascular Inc.	11,230	76,476
MAKO Surgical Corp.(a)(b)	61,451	1,487,114
Medical Action Industries Inc.(a)	29,427	247,187
MEDTOX Scientific Inc.	16,907	277,444
MELA Sciences Inc.(a)	50,378	177,331
Merge Healthcare Inc.(a)	102,948	502,386
Metabolix Inc.(a)(b)	53,204	559,174
Microvision Inc.(a)(b)	193,350	255,222
Natus Medical Inc.(a)	56,572	950,410
OraSure Technologies Inc.(a)	94,481	742,621
Orthovita Inc.(a)	133,638	284,649
Palomar Medical Technologies Inc.(a)	36,951	548,722
Quidel Corp.(a)	49,503	592,056
Rochester Medical Corp.(a)	23,892	274,280
Rockwell Medical Technologies Inc.(a)(b)	40,134	360,403
SeraCare Life Sciences Inc.(a)	34,216	136,864
Solta Medical Inc.(a)	121,592	401,254
SonoSite Inc.(a)	26,846	894,509
Spectranetics Corp.(a)	71,595	337,212
Staar Surgical Co.(a)	71,388	397,631
Stereotaxis Inc.(a)(b)	66,260	256,426
SurModics Inc.(a)	33,956	424,450
Symmetry Medical Inc.(a)	71,614	701,817
Synergetics USA Inc.(a)	48,156	283,639
Syneron Medical Ltd.(a)	71,731	935,372
Synovis Life Technologies Inc.(a)	23,483	450,404
TomoTherapy Inc.(a)	96,332	440,237
TranS1 Inc.(a)(b)	31,366	135,501
Unilife Corp.(a)(b)	101,336	574,575
Uroplasty Inc.(a)(b)	44,036	291,078
Vascular Solutions Inc.(a)	36,475	397,942
Vital Images Inc.(a)	30,593	413,311
Young Innovations Inc.	11,496	360,974

		25,172,693

HEALTH CARE – SERVICES – 1.88%
Air Methods Corp.(a)	21,578	1,451,121
Alliance Healthcare Services Inc.(a)	53,657	237,164
Allied Healthcare International Inc.(a)	98,689	250,670
Almost Family Inc.(a)	16,088	605,552
America Service Group Inc.	18,622	477,468
American Dental Partners Inc.(a)	32,517	426,623
Assisted Living Concepts Inc. Class A(a)	18,631	729,218
Capital Senior Living Corp.(a)	54,194	575,540
Continucare Corp.(a)	59,865	320,278
Emergent Group Inc.	7,419	62,765
Ensign Group Inc. (The)	27,540	879,352
Five Star Quality Care Inc.(a)	62,921	511,548
MedCath Corp.(a)	41,116	573,568
Metropolitan Health Networks Inc.(a)	80,959	382,936
Neostem Inc.(a)(b)	62,696	107,837
NovaMed Inc.(a)(b)	15,136	199,795
Psychemedics Corp.	17,005	187,905
RadNet Inc.(a)(b)	67,212	235,914
Skilled Healthcare Group Inc. Class A(a)	39,662	570,736
Sunrise Senior Living Inc.(a)	110,733	1,321,045
U.S. Physical Therapy Inc.	19,166	428,169

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
VirtualScopics Inc.(a)(b)	38,358	78,250

		10,613,454

HOLDING COMPANIES – DIVERSIFIED – 0.17%
Harbinger Group Inc.(a)	23,123	120,471
Information Services Group Inc.(a)(b)	61,679	135,077
Primoris Services Corp.	46,063	467,079
Resource America Inc. Class A	33,641	215,302

		937,929

HOME BUILDERS – 0.58%
AMREP Corp.(a)	2,771	27,433
Beazer Homes USA Inc.(a)(b)	147,104	672,265
Cavco Industries Inc.(a)	13,197	595,976
Hovnanian Enterprises Inc. Class A(a)(b)	102,654	362,369
M/I Homes Inc.(a)	37,137	556,684
Skyline Corp.	15,317	307,106
Winnebago Industries Inc.(a)	58,076	776,476

		3,298,309

HOME FURNISHINGS – 0.59%
American Woodmark Corp.	18,095	377,824
Audiovox Corp. Class A(a)	37,083	296,664
Bassett Furniture Industries Inc.(a)	26,325	206,651
Flexsteel Industries	5,524	83,689
Furniture Brands International Inc.(a)	92,089	419,005
Hooker Furniture Corp.	23,699	283,440
Kimball International Inc. Class B	64,791	453,537
Sealy Corp.(a)(b)	99,936	253,837
Stanley Furniture Co. Inc.(a)(b)	30,149	166,423
Universal Electronics Inc.(a)	26,804	792,326

		3,333,396

HOUSEHOLD PRODUCTS & WARES – 0.74%
A.T. Cross Co. Class A(a)	6,338	67,563
ACCO Brands Corp.(a)	110,737	1,056,431
Acme United Corp.(b)	11,263	108,350
CSS Industries Inc.	15,330	288,970
Ennis Inc.	51,621	879,106
Kid Brands Inc.(a)	26,983	198,325
Oil-Dri Corp. of America	12,448	265,142
Prestige Brands Holdings Inc.(a)	84,042	966,483
Standard Register Co. (The)	38,386	127,442
Summer Infant Inc.(a)	24,667	197,336

		4,155,148

HOUSEWARES – 0.17%
Libbey Inc.(a)	40,416	666,864
Lifetime Brands Inc.(a)	19,207	288,105

		954,969

INSURANCE – 1.59%
21st Century Holding Co.	36,786	113,301
American Independence Corp.(a)	2,740	14,796
American Safety Insurance Holdings Ltd.(a)	22,132	474,289
Amerisafe Inc.(a)	36,545	808,010
Baldwin & Lyons Inc. Class B	16,741	392,074

Security	Shares	Value
Citizens Inc.(a)(b)	74,052	540,580
Crawford & Co. Class B	52,426	249,548
Donegal Group Inc. Class A	22,158	296,253
Eastern Insurance Holdings Inc.	21,496	279,448
eHealth Inc.(a)	45,327	602,849
EMC Insurance Group Inc.	8,865	220,118
First Acceptance Corp.(a)	46,582	89,437
Fortegra Financial Corp.(a)	11,905	135,241
FPIC Insurance Group Inc.(a)	16,449	623,417
Hallmark Financial Services Inc.(a)	26,408	221,299
Independence Holding Co.	12,315	99,505
Kansas City Life Insurance Co.	7,586	242,600
Life Partners Holdings Inc.(b)	19,979	160,631
Maiden Holdings Ltd.	96,527	722,987
National Interstate Corp.	11,781	245,634
Penn Millers Holding Corp.(a)	13,107	186,775
Phoenix Companies Inc. (The)(a)	233,315	634,617
Presidential Life Corp.	41,917	399,469
Primus Guaranty Ltd.(a)(b)	37,034	188,133
SeaBright Insurance Holdings Inc.	44,997	461,219
Stewart Information Services Corp.	36,248	379,879
Universal Insurance Holdings Inc.	38,020	206,068

		8,988,177

INTERNET – 4.45%
1-800-FLOWERS.COM Inc.(a)	61,408	202,646
Answers Corp.(a)	18,537	192,785
Autobytel Inc.(a)	101,410	146,030
BroadSoft Inc.(a)	14,876	709,436
Cinedigm Digital Cinema Corp. Class A(a)(b)	51,939	92,971
Dice Holdings Inc.(a)	33,393	504,568
Drugstore.com Inc.(a)(b)	187,816	723,092
ePlus Inc.(a)	7,860	209,155
Global Sources Ltd.(a)	35,768	415,982
Globalscape Inc.(a)	27,009	68,333
Harris Interactive Inc.(a)	93,152	91,848
HealthStream Inc.(a)	33,381	258,369
Hollywood Media Corp.(a)	70,348	125,219
InfoSpace Inc.(a)	72,417	627,131
interCLICK Inc.(a)	38,130	268,817
Internap Network Services Corp.(a)	103,637	680,895
Internet Capital Group Inc.(a)	71,795	1,019,489
Internet Media Services Inc.(a)(b)	12,707	3,685
iPass Inc.(a)	126,106	196,725
Keynote Systems Inc.	26,189	485,806
KIT Digital Inc.(a)(b)	57,606	693,576
Knot Inc. (The)(a)	56,100	676,005
Lionbridge Technologies Inc.(a)	119,141	408,654
Liquidity Services Inc.(a)	29,321	523,673
Local.com Corp.(a)(b)	39,370	153,149
LoopNet Inc.(a)	35,843	507,178
MediaMind Technologies Inc.(a)	12,041	166,286
ModusLink Global Solutions Inc.	90,696	495,200
Move Inc.(a)	307,484	734,887
NaviSite Inc.(a)	48,718	267,462
Network Engines Inc.(a)	77,370	157,061
Online Resources Corp.(a)	53,235	201,228
Openwave Systems Inc.(a)	167,348	358,125
Overstock.com Inc.(a)	30,473	479,036
PCTEL Inc.(a)	42,192	323,613
Perficient Inc.(a)	42,056	505,093
ReachLocal Inc.(a)	10,269	205,380

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
RightNow Technologies Inc.(a)	43,405	1,358,577
S1 Corp.(a)	103,563	691,801
Safeguard Scientifics Inc.(a)	41,621	846,987
Spark Networks Inc.(a)	32,189	101,395
SPS Commerce Inc.(a)	11,796	182,956
Stamps.com Inc.	21,833	291,471
Support.com Inc.(a)	95,373	494,986
TechTarget Inc.(a)	27,396	244,098
TeleCommunication Systems Inc.(a)	91,982	378,966
Terremark Worldwide Inc.(a)	116,701	2,217,319
TheStreet.com Inc.	58,904	197,328
TigerLogic Corp.(a)(b)	23,390	105,255
Towerstream Corp.(a)	64,582	252,516
Travelzoo Inc.(a)(b)	11,034	734,754
US Auto Parts Network Inc.(a)	27,984	243,461
Vasco Data Security International Inc.(a)	53,539	735,091
Vitacost.com Inc.(a)(c)	28,001	79,803
Vocus Inc.(a)	34,298	886,946
Web.com Group Inc.(a)	54,055	788,662
Zix Corp.(a)(b)	114,802	422,471

		25,133,431

INVESTMENT COMPANIES – 2.31%
Arlington Asset Investment Corp. Class A	13,213	402,204
Capital Southwest Corp.	5,853	535,725
Fifth Street Finance Corp.	132,088	1,763,375
Gladstone Capital Corp.(b)	44,365	501,768
Gladstone Investment Corp.	49,056	380,675
Golub Capital BDC Inc.	14,877	234,759
Harris & Harris Group Inc.(a)	67,132	361,170
Hercules Technology Growth Capital Inc.	86,216	948,376
Kayne Anderson Energy Development Co.	24,444	478,125
Kohlberg Capital Corp.(b)	43,799	361,780
Main Street Capital Corp.(b)	32,905	607,097
MCG Capital Corp.	155,851	1,013,031
Medallion Financial Corp.	39,224	344,779
MVC Capital Inc.	50,336	690,610
NGP Capital Resources Co.	47,171	454,728
PennantPark Investment Corp.	73,020	870,398
PennyMac Mortgage Investment Trust(d)	55,096	1,013,215
Solar Senior Capital Ltd.(a)	15,876	295,770
THL Credit Inc.	21,519	294,165
TICC Capital Corp.	64,855	704,974
Tortoise Capital Resources Corp.(b)	25,153	220,843
Triangle Capital Corp.	32,277	582,923

		13,060,490

IRON & STEEL – 0.38%
Friedman Industries Inc.	19,662	199,569
Gibraltar Industries Inc.(a)	60,423	720,846
Olympic Steel Inc.	18,185	596,650
Shiloh Industries Inc.	12,659	147,857
Universal Stainless & Alloy Products Inc.(a)	13,994	472,018

		2,136,940

LEISURE TIME – 0.31%
Ambassadors Group Inc.	37,930	415,333
Arctic Cat Inc.(a)	24,154	375,595
Escalade Inc.	18,917	105,746
Johnson Outdoors Inc. Class A(a)	1,024	15,555

Security	Shares	Value
Marine Products Corp.(a)	19,983	158,465
Multimedia Games Inc.(a)	55,227	316,451
Nautilus Inc.(a)(b)	43,332	125,229
Town Sports International Holdings Inc.(a)	47,300	239,338

		1,751,712

LODGING – 0.28%
Full House Resorts Inc.(a)	37,345	142,658
Marcus Corp.	40,654	443,129
Monarch Casino & Resort Inc.(a)	19,076	198,390
Morgans Hotel Group Co.(a)	44,439	435,502
MTR Gaming Group Inc.(a)	52,954	140,328
Red Lion Hotels Corp.(a)	27,288	223,762

		1,583,769

MACHINERY – 1.47%
Adept Technology Inc.(a)	19,277	89,445
Alamo Group Inc.	12,287	337,278
Altra Holdings Inc.(a)	52,460	1,239,105
Bolt Technology Corp.(a)	19,675	266,400
Cascade Corp.	17,764	791,919
Columbus McKinnon Corp.(a)	38,439	709,584
DXP Enterprises Inc.(a)	17,025	392,937
Flow International Corp.(a)	94,387	414,359
Gerber Scientific Inc.(a)	52,525	491,634
Hardinge Inc.	25,260	346,062
Hurco Companies Inc.(a)	13,275	404,888
Intevac Inc.(a)	45,250	562,457
Kadant Inc.(a)	25,049	656,033
Key Technology Inc.(a)	10,323	208,628
Park-Ohio Holdings Corp.(a)	16,465	340,167
Presstek Inc.(a)(b)	59,984	124,767
Tecumseh Products Co. Class A(a)	37,598	376,732
Twin Disc Inc.	16,645	536,302

		8,288,697

MANUFACTURING – 1.33%
American Railcar Industries Inc.(a)	18,527	462,434
Cereplast Inc.(a)(b)	24,013	128,470
FreightCar America Inc.(a)	23,689	770,129
GP Strategies Corp.(a)	29,946	407,266
Handy & Harman Ltd.(a)	15,830	190,277
LSB Industries Inc.(a)	33,711	1,336,304
Lydall Inc.(a)	37,228	330,957
Myers Industries Inc.	69,228	687,434
PMFG Inc.(a)(b)	29,787	635,655
Reddy Ice Holdings Inc.(a)	50,723	152,169
Smith & Wesson Holding Corp.(a)(b)	124,348	441,435
Standex International Corp.	24,087	912,656
Sturm, Ruger & Co. Inc.(b)	38,671	888,273
Synalloy Corp.	14,766	190,038

		7,533,497

MEDIA – 1.68%
A.H. Belo Corp. Class A(a)	37,397	312,639
Acacia Research Corp.(a)	73,396	2,511,611
Beasley Broadcast Group Inc. Class A(a)	19,223	141,097
Cambium Learning Group Inc.(a)	33,848	115,083
Courier Corp.	23,233	324,333

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
Crown Media Holdings Inc. Class A(a)(b)	49,612	115,100
Cumulus Media Inc. Class A(a)(b)	46,013	199,696
E.W. Scripps Co. (The) Class A(a)	62,596	619,700
Emmis Communications Corp.(a)	64,094	65,376
Entercom Communications Corp.(a)	48,053	529,544
Entravision Communications Corp. Class A(a)	98,813	267,783
Fisher Communications Inc.(a)	14,019	435,711
Global Traffic Network Inc.(a)	30,058	374,823
Gray Television Inc.(a)	101,821	210,769
Journal Communications Inc. Class A(a)	89,423	536,538
Lee Enterprises Inc.(a)(b)	87,699	236,787
Lin TV Corp. Class A(a)	59,868	355,017
LodgeNet Interactive Corp.(a)(b)	52,229	190,114
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	56,442	209,400
McClatchy Co. (The) Class A(a)(b)	118,710	403,614
Media General Inc. Class A(a)(b)	44,859	308,630
New Frontier Media Inc.(a)	65,804	116,473
Nexstar Broadcasting Group Inc.(a)	25,024	216,958
Outdoor Channel Holdings Inc.(a)	26,332	196,437
PRIMEDIA Inc.	35,108	170,976
Radio One Inc. Class D(a)	68,333	133,249
Spanish Broadcasting System Inc.(a)	93,640	88,958
Westwood One Inc.(a)(b)	10,350	75,038

		9,461,454

METAL FABRICATE & HARDWARE – 1.15%
A.M. Castle & Co.(a)	33,043	623,852
Ampco-Pittsburgh Corp.	16,987	468,501
China Armco Metals Inc.(a)(b)	15,850	42,795
Dynamic Materials Corp.	26,006	726,868
Eastern Co. (The)(b)	13,399	256,189
L.B. Foster Co. Class A	19,797	853,449
Ladish Co. Inc.(a)	30,786	1,682,455
Lawson Products Inc.	7,843	180,703
NN Inc.(a)	33,229	606,762
Northwest Pipe Co.(a)	18,493	424,044
TriMas Corp.(a)	29,787	640,420

		6,506,038

MINING – 1.31%
Capital Gold Corp.(a)	128,157	824,049
Charles & Colvard Ltd.(a)(b)	48,030	180,593
General Moly Inc.(a)(b)	137,634	740,471
Golden Minerals Co.(a)(b)	19,611	430,658
Horsehead Holding Corp.(a)	86,111	1,468,192
Mines Management Inc.(a)(b)	44,534	128,258
Solitario Exploration & Royalty Corp.(a)	61,070	219,241
Timberline Resources Corp.(a)(b)	104,174	100,528
U.S. Energy Corp.(a)	54,986	344,212
United States Lime & Minerals Inc.(a)	3,737	151,386
Uranerz Energy Corp.(a)(b)	102,460	326,847
Uranium Energy Corp.(a)(b)	120,545	480,975
US Gold Corp.(a)	187,719	1,657,559
Vista Gold Corp.(a)	91,880	367,520

		7,420,489

OIL & GAS – 3.81%
Abraxas Petroleum Corp.(a)	143,125	837,281
Adams Resources & Energy Inc.	8,006	228,972
Approach Resources Inc.(a)	35,236	1,183,930

Security	Shares	Value
Arabian American Development Co.(a)	28,206	119,593
Bronco Drilling Co. Inc.(a)	48,600	549,180
Callon Petroleum Co.(a)	70,788	550,023
Cano Petroleum Inc.(a)(b)	119,648	62,935
Cheniere Energy Inc.(a)(b)	113,997	1,061,312
CREDO Petroleum Corp.(a)(b)	16,825	215,192
Crimson Exploration Inc.(a)	45,418	185,305
Crosstex Energy Inc.	84,268	838,467
Delta Petroleum Corp.(a)(b)	366,067	333,121
Double Eagle Petroleum Co.(a)	25,017	227,655
Endeavour International Corp.(a)(b)	60,439	767,575
Evolution Petroleum Corp.(a)	32,913	256,721
FX Energy Inc.(a)	88,547	740,253
Gastar Exploration Ltd.(a)	110,735	538,172
GeoMet Inc.(a)	27,716	45,454
GeoResources Inc.(a)	32,836	1,026,782
GMX Resources Inc.(a)(b)	94,548	583,361
Harvest Natural Resources Inc.(a)	67,577	1,029,873
Houston American Energy Corp.(b)	37,148	572,451
Hyperdynamics Corp.(a)(b)	225,542	1,042,004
Kodiak Oil & Gas Corp.(a)	356,627	2,389,401
Magellan Petroleum Corp.(a)	90,529	219,985
Magnum Hunter Resources Corp.(a)(b)	109,484	938,278
Miller Petroleum Inc.(a)	45,871	229,355
NGAS Resources Inc.(a)	106,417	73,428
Panhandle Oil and Gas Inc.	15,358	486,081
Pioneer Drilling Co.(a)	107,293	1,480,643
PostRock Energy Corp.(a)(b)	16,384	104,694
RAM Energy Resources Inc.(a)	122,102	253,972
VAALCO Energy Inc.(a)	101,586	788,307
Vantage Drilling Co.(a)	304,124	547,423
Warren Resources Inc.(a)	142,942	727,575
Zion Oil & Gas Inc.(a)(b)	61,695	297,370

		21,532,124

OIL & GAS SERVICES – 1.28%
Basic Energy Services Inc.(a)	45,985	1,173,077
Dawson Geophysical Co.(a)	16,073	705,283
Flotek Industries Inc.(a)(b)	74,564	627,083
Geokinetics Inc.(a)	22,296	187,732
Global Geophysical Services Inc.(a)	14,828	214,413
Gulf Island Fabrication Inc.	28,887	929,295
Matrix Service Co.(a)	52,562	730,612
Mitcham Industries Inc.(a)	21,543	294,062
Natural Gas Services Group Inc.(a)	24,822	440,839
Tesco Corp.(a)	60,268	1,322,883
TGC Industries Inc.(a)	33,009	256,480
Union Drilling Inc.(a)	30,854	316,253

		7,198,012

PACKAGING & CONTAINERS – 0.17%
AEP Industries Inc.(a)	8,667	257,583
Astronics Corp.(a)(b)	19,825	498,995
UFP Technologies Inc.(a)	11,576	199,339

		955,917

PHARMACEUTICALS – 5.39%
ACADIA Pharmaceuticals Inc.(a)	80,111	129,780
Achillion Pharmaceuticals Inc.(a)	69,633	497,876
Adolor Corp.(a)	111,556	157,294

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
Akorn Inc.(a)	110,706	638,774
Alexza Pharmaceuticals Inc.(a)(b)	87,729	149,139
Alimera Sciences Inc.(a)	14,641	114,200
Amicus Therapeutics Inc.(a)	35,589	252,326
Anacor Pharmaceuticals Inc.(a)	26,597	184,051
Anadys Pharmaceuticals Inc.(a)	124,043	143,890
Anika Therapeutics Inc.(a)	27,203	243,739
Animal Health International Inc.(a)	38,249	160,646
Antares Pharma Inc.(a)(b)	159,240	286,632
Anthera Pharmaceuticals Inc.(a)	15,672	105,943
Aoxing Pharmaceutical Co. Inc.(a)(b)	49,605	107,147
Array BioPharma Inc.(a)	107,852	330,027
AVANIR Pharmaceuticals Inc. Class A(a)(b)	188,069	767,322
AVI BioPharma Inc.(a)(b)	221,298	413,827
BioDelivery Sciences International Inc.(a)(b)	39,897	140,836
BioScrip Inc.(a)	75,902	357,498
BioSpecifics Technologies Corp.(a)	9,209	234,829
Caraco Pharmaceutical Laboratories Ltd.(a)	17,308	90,002
Chelsea Therapeutics International Ltd.(a)	78,353	305,577
Corcept Therapeutics Inc.(a)	67,220	285,685
Cornerstone Therapeutics Inc.(a)	22,936	151,836
CPEX Pharmaceuticals Inc.(a)	1,960	53,410
Cumberland Pharmaceuticals Inc.(a)(b)	24,396	134,910
Cyclacel Pharmaceuticals Inc.(a)	107,948	154,366
Depomed Inc.(a)	104,447	1,048,648
Derma Sciences Inc.(a)	11,150	108,043
DURECT Corp.(a)	175,821	632,956
Dusa Pharmaceuticals Inc.(a)	45,091	234,473
Dyax Corp.(a)	201,189	323,914
Dynavax Technologies Corp.(a)(b)	192,917	532,451
Emergent BioSolutions Inc.(a)	40,924	988,724
Endocyte Inc.(a)	28,420	243,559
EpiCept Corp.(a)(b)	117,749	84,779
Furiex Pharmaceuticals Inc.(a)	18,424	310,997
Hi-Tech Pharmacal Co. Inc.(a)	19,800	398,574
Idenix Pharmaceuticals Inc.(a)(b)	73,155	242,875
Infinity Pharmaceuticals Inc.(a)(b)	29,304	172,308
Inspire Pharmaceuticals Inc.(a)	117,026	463,423
ISTA Pharmaceuticals Inc.(a)	52,356	530,366
Jazz Pharmaceuticals Inc.(a)	29,683	945,404
K-V Pharmaceutical Co. Class A(a)	91,767	549,684
Keryx Biopharmaceuticals Inc.(a)	100,710	503,550
Lannett Co. Inc.(a)	24,687	137,753
Mannatech Inc.(a)	34,121	55,958
MAP Pharmaceuticals Inc.(a)	31,224	430,579
MediciNova Inc.(a)	6,193	15,978
Myrexis Inc(a)	60,404	233,159
Nabi Biopharmaceuticals(a)	91,196	529,849
Nature’s Sunshine Products Inc.(a)	15,079	135,108
Neurocrine Biosciences Inc.(a)	98,482	747,478
NeurogesX Inc.(a)(b)	24,613	99,683
NPS Pharmaceuticals Inc.(a)	134,118	1,283,509
Nutraceutical International Corp.(a)	20,596	308,528
Obagi Medical Products Inc.(a)	32,639	412,557
Oculus Innovative Sciences Inc.(a)(b)	48,074	97,109
Omega Protein Corp.(a)(b)	38,288	516,505
Opko Health Inc.(a)(b)	179,903	671,038
Osiris Therapeutics Inc.(a)	34,946	253,708
Pain Therapeutics Inc.(a)	73,312	700,863
Pernix Therapeutics Holdings(a)(b)	17,945	208,521
PetMed Express Inc.	45,876	727,593
Pharmacyclics Inc.(a)	87,137	513,237
POZEN Inc.(a)	54,249	291,317

Security	Shares	Value
Progenics Pharmaceuticals Inc.(a)	58,428	361,085
Raptor Pharmaceutical Corp.(a)(b)	70,862	244,474
Reliv International Inc.	38,765	81,407
Rigel Pharmaceuticals Inc.(a)	105,406	749,437
Santarus Inc.(a)	104,889	358,720
Schiff Nutrition International Inc.	25,745	234,537
SciClone Pharmaceuticals Inc.(a)(b)	77,977	315,027
SIGA Technologies Inc.(a)(b)	70,248	850,001
Somaxon Pharmaceuticals Inc.(a)(b)	69,717	197,299
Spectrum Pharmaceuticals Inc.(a)	101,399	901,437
Star Scientific Inc.(a)	197,729	897,690
Sucampo Pharmaceuticals Inc.(a)	28,656	120,355
Synta Pharmaceuticals Corp.(a)(b)	46,137	242,681
Theragenics Corp.(a)	88,373	185,583
Threshold Pharmaceuticals Inc.(a)(b)	57,897	89,161
Trimeris Inc.(a)	45,109	113,224
Vanda Pharmaceuticals Inc.(a)(b)	55,590	405,251
Ventrus Biosciences Inc.	6,616	78,400
XenoPort Inc.(a)	59,985	355,711
Zalicus Inc.(a)	128,256	310,380
Zogenix Inc.(a)	17,153	85,765

		30,453,945

REAL ESTATE – 0.65%
Avatar Holdings Inc.(a)	18,646	369,004
Consolidated-Tomoka Land Co.	11,320	366,768
Grubb & Ellis Co.(a)(b)	90,924	72,739
HFF Inc. Class A(a)	36,444	548,118
Resource Capital Corp.	95,596	629,978
Retail Opportunity Investments Corp.	86,116	942,109
Terreno Realty Corp.(a)	22,343	384,970
Thomas Properties Group Inc.(a)	77,640	260,094
ZipRealty Inc.(a)	37,184	107,833

		3,681,613

REAL ESTATE INVESTMENT TRUSTS – 4.66%
Agree Realty Corp.	17,814	399,924
Apollo Commercial Real Estate Finance Inc.	40,452	661,390
Arbor Realty Trust Inc.(a)(b)	37,184	211,205
Associated Estates Realty Corp.(b)	81,987	1,301,954
BRT Realty Trust(a)	21,375	138,296
Campus Crest Communities Inc.	63,393	749,939
Capital Trust Inc. Class A(a)(b)	27,417	62,785
CapLease Inc.	118,267	648,103
Cedar Shopping Centers Inc.	104,152	628,037
Chatham Lodging Trust	20,667	335,839
Chesapeake Lodging Trust	50,129	872,746
Cogdell Spencer Inc.	89,349	530,733
Colony Financial Inc.	38,335	721,848
CreXus Investment Corp.(b)	35,174	401,687
Cypress Sharpridge Investments Inc.	127,855	1,621,201
Dynex Capital Inc.	64,868	652,572
Education Realty Trust Inc.	140,786	1,130,512
Excel Trust Inc.	35,511	418,675
FelCor Lodging Trust Inc.(a)	192,047	1,177,248
First Industrial Realty Trust Inc.(a)	154,753	1,840,013
Gladstone Commercial Corp.	25,928	472,927
Glimcher Realty Trust	196,521	1,817,819
Gramercy Capital Corp.(a)(b)	81,246	344,483
Hudson Pacific Properties Inc.	30,656	450,643
Kite Realty Group Trust	106,360	564,772

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
Monmouth Real Estate Investment Corp. Class A	61,349	503,675
MPG Office Trust Inc.(a)(b)	88,248	327,400
New York Mortgage Trust Inc.	36,404	258,832
Newcastle Investment Corp.(a)	152,862	923,286
NorthStar Realty Finance Corp.(b)	149,762	801,227
One Liberty Properties Inc.	19,395	292,477
PMC Commercial Trust	28,356	245,847
RAIT Financial Trust(b)	191,148	470,224
Ramco-Gershenson Properties Trust(b)	73,328	918,800
Summit Hotel Properties Inc.(a)	51,605	512,954
Two Harbors Investment Corp.	137,430	1,438,892
UMH Properties Inc.	29,190	290,149
Urstadt Biddle Properties Inc. Class A	33,258	632,567
Winthrop Realty Trust(b)	45,381	555,917

		26,327,598

RETAIL – 3.95%
A.C. Moore Arts & Crafts Inc.(a)	53,174	145,697
AFC Enterprises Inc.(a)	49,752	752,748
America’s Car-Mart Inc.(a)	18,605	479,637
Ark Restaurants Corp.	8,140	115,588
Benihana Inc. Class A(a)	29,727	251,193
Big 5 Sporting Goods Corp.	42,366	505,003
Biglari Holdings Inc.(a)	2,706	1,146,126
Body Central Corp.(a)	12,061	280,177
Bon-Ton Stores Inc. (The)(a)(b)	24,937	386,523
Books-A-Million Inc.(b)	17,986	74,282
Bravo Brio Restaurant Group Inc.(a)	22,016	389,463
Build-A-Bear Workshop Inc.(a)	34,570	209,148
Cache Inc.(a)	26,001	119,345
California Pizza Kitchen Inc.(a)	35,810	604,473
Caribou Coffee Co. Inc.(a)(b)	14,082	143,214
Carrols Restaurant Group Inc.(a)	25,251	234,077
Casual Male Retail Group Inc.(a)	85,079	417,738
Christopher & Banks Corp.	71,244	461,661
Conn’s Inc.(a)(b)	30,566	136,936
Cost Plus Inc.(a)(b)	33,791	331,828
dELiA*s Inc.(a)	78,100	140,580
Denny’s Corp.(a)	195,507	793,758
Destination Maternity Corp.	19,867	458,332
Duckwall-ALCO Stores Inc.(a)	814	10,322
Einstein Noah Restaurant Group Inc.	10,347	168,449
Famous Dave’s of America Inc.(a)	20,764	203,072
Frisch’s Restaurants Inc.	1,544	32,810
Gordmans Stores Inc.(a)	10,865	192,636
Hastings Entertainment Inc.(a)	13,559	64,676
Haverty Furniture Companies Inc.	35,376	469,086
HearUSA Inc.(a)	88,351	44,175
Hot Topic Inc.	88,307	503,350
Jamba Inc.(a)(b)	125,131	275,288
Kenneth Cole Productions Inc. Class A(a)	17,201	223,097
Kirkland’s Inc.(a)	33,600	518,784
Krispy Kreme Doughnuts Inc.(a)	115,626	814,007
Lithia Motors Inc. Class A	44,163	643,897
Luby’s Inc.(a)(b)	42,761	226,206
MarineMax Inc.(a)	44,229	436,098
McCormick & Schmick’s Seafood Restaurants Inc.(a)	30,490	220,138
Morton’s Restaurant Group Inc.(a)	20,195	145,606
Movado Group Inc.(a)	30,103	441,912
Nathan’s Famous Inc.(a)	11,049	190,927
New York & Co. Inc.(a)	48,205	337,917
O’Charley’s Inc.(a)	37,258	222,430

Security	Shares	Value
Pacific Sunwear of California Inc.(a)	130,306	470,405
Pantry Inc. (The)(a)	46,434	688,616
PC Connection Inc.(a)	19,538	173,107
PC Mall Inc.(a)	21,567	223,650
Red Robin Gourmet Burgers Inc.(a)	30,317	815,527
Retail Ventures Inc.(a)	46,181	796,622
REX American Resources Corp.(a)	15,708	250,700
Ruth’s Hospitality Group Inc.(a)	60,784	313,645
Shoe Carnival Inc.(a)	17,139	480,749
Stein Mart Inc.	52,332	529,076
Susser Holdings Corp.(a)	16,169	211,652
Syms Corp.(a)	15,021	100,941
Titan Machinery Inc.(a)	26,291	663,848
Tuesday Morning Corp.(a)	58,174	285,053
West Marine Inc.(a)	29,904	311,899
Wet Seal Inc. Class A(a)	199,791	855,105
Zale Corp.(a)	43,591	173,928

		22,306,933

SAVINGS & LOANS – 2.57%
Abington Bancorp Inc.	44,878	548,858
BankAtlantic Bancorp Inc. Class A(a)(b)	66,297	60,993
BankFinancial Corp.	46,843	430,487
Berkshire Hills Bancorp Inc.	31,367	654,002
BofI Holding Inc.(a)	18,163	281,890
Brooklyn Federal Bancorp Inc.	9,799	6,467
Cape Bancorp Inc.(a)	31,652	311,456
CFS Bancorp Inc.	32,856	184,651
Chicopee Bancorp Inc.(a)(b)	23,971	339,190
Clifton Savings Bancorp Inc.	24,593	291,919
Community Bankers Trust Corp.(a)	74,282	85,424
Danvers Bancorp Inc.	39,271	841,185
ESB Financial Corp.	22,869	337,775
ESSA Bancorp Inc.	37,692	497,534
First Defiance Financial Corp.(a)	21,074	300,305
First Financial Holdings Inc.	35,604	402,681
First Financial Northwest Inc.(a)(b)	42,893	244,490
First PacTrust Bancorp Inc.	11,982	190,634
First Place Financial Corp.(a)	45,079	102,780
Flushing Financial Corp.	64,012	953,779
Fox Chase Bancorp Inc.	16,847	234,510
Hampden Bancorp Inc.	9,134	121,300
Home Bancorp Inc.(a)	25,849	396,007
Home Federal Bancorp Inc.	37,491	441,644
HopFed Bancorp Inc.(b)	17,358	159,694
Kaiser Federal Financial Group Inc.	9,898	121,745
Legacy Bancorp Inc.	27,898	356,536
Meridian Interstate Bancorp Inc.(a)	23,570	331,158
NASB Financial Inc.(a)	8,497	137,481
OceanFirst Financial Corp.	33,274	464,172
Provident Financial Holdings Inc.	24,625	204,141
Provident New York Bancorp	80,561	831,390
Pulaski Financial Corp.	28,319	212,393
PVF Capital Corp.(a)(b)	57,735	124,130
Rockville Financial Inc.	27,511	286,940
SI Financial Group Inc.	11,753	116,590
Territorial Bancorp Inc.	29,273	583,118
United Community Financial Corp.(a)	67,712	90,734
United Financial Bancorp Inc.	38,310	632,498
ViewPoint Financial Group	29,420	382,460
Westfield Financial Inc.	67,114	608,053

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
WSFS Financial Corp.	12,270	577,917

		14,481,111

SEMICONDUCTORS – 3.91%
Advanced Analogic Technologies Inc.(a)	88,567	334,783
Aetrium Inc.(a)	34,125	58,695
Alpha & Omega Semiconductor Ltd.(a)	10,518	133,473
Amtech Systems Inc.(a)(b)	17,879	451,266
ANADIGICS Inc.(a)	130,244	583,493
AuthenTec Inc.(a)(b)	71,625	229,200
Axcelis Technologies Inc.(a)	203,787	540,035
AXT Inc.(a)	64,024	459,052
Cascade Microtech Inc.(a)	22,926	141,683
CEVA Inc.(a)	42,403	1,133,432
Cohu Inc.	46,473	713,825
Conexant Systems Inc.(a)	158,299	376,752
DSP Group Inc.(a)	47,728	367,506
eMagin Corp.(a)	33,331	238,317
EMCORE Corp.(a)(b)	175,042	451,608
Entropic Communications Inc.(a)(b)	130,346	1,101,424
Exar Corp.(a)	73,929	445,053
FSI International Inc.(a)	77,288	338,521
GSI Technology Inc.(a)	40,321	366,518
Ikanos Communications Inc.(a)	72,412	82,550
Inphi Corp.(a)	13,505	283,740
Integrated Silicon Solution Inc.(a)	52,459	486,295
inTEST Corp.(a)(b)	23,277	85,659
IXYS Corp.(a)	46,525	624,831
Kopin Corp.(a)	133,435	612,467
Kulicke and Soffa Industries Inc.(a)	138,668	1,296,546
Mattson Technology Inc.(a)	100,514	245,254
Mindspeed Technologies Inc.(a)(b)	63,261	535,188
MIPS Technologies Inc.(a)(b)	100,734	1,056,700
MoSys Inc.(a)(b)	65,569	394,070
Nanometrics Inc.(a)	35,983	650,932
Pericom Semiconductor Corp.(a)	50,186	520,429
Photronics Inc.(a)	106,570	955,933
Pixelworks Inc.(a)	26,096	93,946
PLX Technology Inc.(a)	75,757	276,513
QuickLogic Corp.(a)(b)	70,896	347,390
Ramtron International Corp.(a)	66,373	144,029
Richardson Electronics Ltd.	30,373	400,316
Rudolph Technologies Inc.(a)	63,614	695,937
Silicon Image Inc.(a)	153,378	1,375,801
Supertex Inc.(a)	19,075	424,991
Transwitch Corp.(a)	40,005	180,823
Ultra Clean Holdings Inc.(a)	44,012	455,084
Ultratech Inc.(a)	47,893	1,408,054

		22,098,114

SOFTWARE – 3.18%
Accelrys Inc.(a)	110,201	881,608
Actuate Corp.(a)	91,339	474,963
American Software Inc. Class A	47,433	350,056
Bottomline Technologies Inc.(a)	63,231	1,589,627
Callidus Software Inc.(a)	55,228	379,416
CDC Corp. Class A(a)	58,947	150,315
Computer Programs and Systems Inc.	19,431	1,249,025
Concurrent Computer Corp.(a)	21,496	136,715
Convio Inc.(a)	14,241	165,338
DemandTec Inc.(a)	38,288	503,870

Security	Shares	Value
Digi International Inc.(a)	49,516	522,889
DynaVox Inc.(a)	23,307	128,655
Envestnet Inc.(a)	16,557	222,526
ePocrates Inc.(a)	10,635	210,573
Evolving Systems Inc.	20,583	149,021
FalconStor Software Inc.(a)	60,155	273,705
Geeknet Inc.(a)	8,874	236,048
Global Defense Technology & Systems Inc.(a)	10,774	260,946
Glu Mobile Inc.(a)(b)	53,465	231,503
GSE Systems Inc.(a)	41,636	94,097
Guidance Software Inc.(a)	29,176	244,495
inContact Inc.(a)(b)	67,205	221,777
InnerWorkings Inc.(a)(b)	47,148	347,952
Interactive Intelligence Inc.(a)	25,971	1,005,337
Market Leader Inc.(a)	54,252	135,630
Medidata Solutions Inc.(a)	38,114	974,575
MoneyGram International Inc.(a)	164,301	563,552
Monotype Imaging Holdings Inc.(a)	44,519	645,526
Omnicell Inc.(a)	64,668	985,540
OPNET Technologies Inc.	26,088	1,017,171
PDF Solutions Inc.(a)	46,814	311,313
Peerless Systems Corp.(a)	38,561	122,624
Pervasive Software Inc.(a)	32,120	214,562
PROS Holdings Inc.(a)	39,386	573,854
QAD Inc. Class A(a)	10,149	109,305
Renaissance Learning Inc.	25,936	304,748
Schawk Inc.	21,833	424,434
Scientific Learning Corp.(a)	33,633	104,935
SeaChange International Inc.(a)	57,211	543,505
Smith Micro Software Inc.(a)	60,442	565,737
SoundBite Communications Inc.(a)	15,636	41,435
Trident Microsystems Inc.(a)	129,242	148,628
Versant Corp.(a)	9,677	127,543

		17,945,074

TELECOMMUNICATIONS – 3.98%
8x8 Inc.(a)(b)	128,783	361,880
Alaska Communications Systems Group Inc.	88,315	940,555
Alliance Fiber Optic Products Inc.(a)	12,216	136,819
Anaren Inc.(a)	29,965	602,297
Aviat Networks Inc.(a)	118,607	613,198
Aware Inc.(a)	39,182	141,055
BigBand Networks Inc.(a)	109,506	279,240
CalAmp Corp.(a)	59,232	198,427
Clearfield Inc.(a)	32,711	168,135
Communications Systems Inc.	16,707	257,956
Consolidated Communications Holdings Inc.	50,258	941,332
Ditech Networks Inc.(a)	73,767	106,962
EMS Technologies Inc.(a)	30,622	601,875
EndWave Corp.(a)	31,387	75,329
Extreme Networks Inc.(a)	180,555	631,942
FiberTower Corp.(a)(b)	101,314	203,641
General Communication Inc. Class A(a)	79,489	869,610
Globecomm Systems Inc.(a)	43,908	541,386
Hickory Tech Corp.	31,638	287,589
Hypercom Corp.(a)	92,519	1,113,004
I.D. Systems Inc.(a)	23,460	107,916
ICO Global Communications (Holdings) Ltd.(a)	187,482	500,577
IDT Corp. Class B	27,891	751,662
Knology Inc.(a)	62,435	806,036
KVH Industries Inc.(a)	30,590	462,521
Meru Networks Inc.(a)(b)	11,429	232,123

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
NeoPhotonics Corp.(a)	17,115	193,571
Network Equipment Technologies Inc.(a)	60,951	229,785
Newport Corp.(a)	73,917	1,317,940
Novatel Wireless Inc.(a)	61,741	337,106
Numerex Corp. Class A(a)	19,204	190,120
Oplink Communications Inc.(a)	38,498	750,326
ORBCOMM Inc.(a)	73,578	242,807
ParkerVision Inc.(a)(b)	101,174	70,812
Powerwave Technologies Inc.(a)	312,497	1,409,361
Preformed Line Products Co.	4,075	281,868
RigNet Inc.(a)	9,923	180,400
ShoreTel Inc.(a)	91,262	751,086
SureWest Communications(a)	29,117	418,702
Symmetricom Inc.(a)	89,471	548,457
TeleNav Inc.(a)	15,948	189,303
Telular Corp.	32,008	232,378
TESSCO Technologies Inc.	12,495	143,693
Tollgrade Communications Inc.(a)	21,670	218,434
USA Mobility Inc.	45,451	658,585
UTStarcom Inc.(a)	227,217	533,960
Vonage Holdings Corp.(a)	206,411	941,234
Warwick Valley Telephone Co.	12,727	191,414
Westell Technologies Inc.(a)	109,431	383,009
Zhone Technologies Inc.(a)	51,469	118,379

		22,465,797

TEXTILES – 0.07%
Culp Inc.(a)	20,671	191,827
Dixie Group Inc.(a)	26,138	121,803
Forward Industries Inc.(a)(b)	21,436	83,815

		397,445
TOYS, GAMES & HOBBIES – 0.29%
Dreams Inc.(a)(b)	52,403	121,575
LeapFrog Enterprises Inc.(a)	67,618	292,110
RC2 Corp.(a)	42,607	1,197,256

		1,610,941
TRANSPORTATION – 1.78%
Air T Inc.	10,015	95,042
Air Transport Services Group Inc.(a)	108,146	913,834
Baltic Trading Ltd.	34,033	310,381
CAI International Inc.(a)	22,199	574,066
Celadon Group Inc.(a)	39,286	638,005
Covenant Transportation Group Class A(a)	18,763	173,558
DHT Maritime Inc.	127,698	614,227
Eagle Bulk Shipping Inc.(a)(b)	123,026	457,657
Echo Global Logistics Inc.(a)(b)	23,483	308,332
Express-1 Expedited Solutions Inc.(a)(b)	62,859	133,261
Frozen Food Express Industries Inc.(a)	39,613	137,061
International Shipholding Corp.	13,485	335,776
Knightsbridge Tankers Ltd.(b)	48,989	1,226,684
P.A.M. Transportation Services Inc.(a)	10,109	122,824
Pacer International Inc.(a)	69,633	366,270
PHI Inc.(a)	27,341	604,783
Quality Distribution Inc.(a)	19,893	235,732
Rand Logistics Inc.(a)	30,703	225,053
Roadrunner Transportation Systems Inc.(a)	21,602	324,030
Saia Inc.(a)	32,035	525,054
Scorpio Tankers Inc.(a)	36,949	381,314

Security	Shares	Value
Teekay Tankers Ltd. Class A	63,208	661,156
Ultrapetrol (Bahamas) Ltd.(a)(b)	47,219	239,872
Universal Truckload Services Inc.(a)	11,690	201,652
USA Truck Inc.(a)	17,418	226,434

		10,032,058
TRUCKING & LEASING – 0.24%
Greenbrier Companies Inc. (The)(a)	42,094	1,194,628
Willis Lease Finance Corp.(a)	13,258	167,581

		1,362,209
VENTURE CAPITAL – 0.05%
Medley Capital Corp.(a)	22,050	268,569

		268,569
WATER – 0.56%
Artesian Resources Corp. Class A	18,036	351,521
Connecticut Water Service Inc.	17,629	464,524
Consolidated Water Co. Ltd.	29,512	321,681
Middlesex Water Co.	30,273	550,666
Pennichuck Corp.(b)	12,935	368,518
Pure Cycle Corp.(a)	37,755	148,755
SJW Corp.	22,479	520,389
York Water Co. (The)	26,061	453,722

		3,179,776

TOTAL COMMON STOCKS
(Cost: $570,460,329)		563,387,454

CONVERTIBLE NOTES – 0.00%

PHARMACEUTICALS – 0.00%
MediciNova Inc.(a)(c)	1,236	0

		0

TOTAL CONVERTIBLE NOTES (Cost: $888)		0

RIGHTS – 0.01%

APPAREL – 0.00%
Iconix Brand Group, Inc.(a)(c)	21,276	2

		2

BANKS – 0.01%
Central Pacific Financial Corp.(a)(c)	3,792	53,571

		53,571
BIOTECHNOLOGY – 0.00%
Avigen Inc.(a)(c)	58,627	235

		235

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2011

Security	Shares	Value
PHARMACEUTICALS – 0.00%
Ligand Pharmaceuticals
Inc.(a)(c)	50,090	5

		5

TOTAL RIGHTS (Cost: $210,589)		53,813

SHORT-TERM INVESTMENTS – 9.36%

MONEY MARKET FUNDS – 9.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(d)(e)(f)	45,206,752	45,206,752
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	6,197,870	6,197,870
BlackRock Cash Funds: Treasury, SL Agency shares
0.04%(d)(e)	1,408,413	1,408,413

		52,813,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,813,035)		52,813,035

TOTAL INVESTMENTS IN SECURITIES – 109.17%
(Cost: $623,484,841)		616,254,302

Other Assets, Less Liabilities – (9.17)%		(51,770,898)

NET ASSETS – 100.00%		$564,483,404

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.21%
Clear Channel Outdoor Holdings Inc.
Class A(a)	62,468	$908,909
Interpublic Group of Companies Inc. (The)	752,416	9,457,869
Lamar Advertising Co. Class A(a)	89,336	3,300,072

		13,666,850

AEROSPACE & DEFENSE – 1.00%
Alliant Techsystems Inc.	51,267	3,623,039
BE Aerospace Inc.(a)	148,390	5,272,297
Goodrich Corp.	192,993	16,506,691
L-3 Communications Holdings Inc.	166,679	13,052,632
Rockwell Collins Inc.	242,941	15,749,865
Spirit AeroSystems Holdings Inc. Class A(a)	164,262	4,216,606
TransDigm Group Inc.(a)	76,170	6,385,331

		64,806,461

AGRICULTURE – 0.59%
Bunge Ltd.	222,481	16,092,051
Lorillard Inc.	235,660	22,390,056

		38,482,107

AIRLINES – 0.68%
AMR Corp.(a)(b)	516,115	3,334,103
Copa Holdings SA Class A	46,917	2,477,218
Delta Air Lines Inc.(a)	1,287,093	12,613,511
Southwest Airlines Co.	1,149,158	14,513,866
United Continental Holdings Inc.(a)	484,455	11,137,620

		44,076,318

APPAREL – 0.96%
Coach Inc.	470,375	24,478,315
Guess? Inc.	99,576	3,918,315
Hanesbrands Inc.(a)	147,993	4,001,731
Phillips-Van Heusen Corp.	87,260	5,674,518
Polo Ralph Lauren Corp.	86,026	10,637,115
VF Corp.	135,625	13,363,131

		62,073,125

AUTO MANUFACTURERS – 0.20%
Navistar International Corp.(a)	109,862	7,616,733
Oshkosh Corp.(a)	138,917	4,914,883
Tesla Motors Inc.(a)(b)	22,950	635,715

		13,167,331

AUTO PARTS & EQUIPMENT – 0.78%
Autoliv Inc.	131,323	9,748,107
BorgWarner Inc.(a)	172,074	13,712,577
Federal-Mogul Corp. Class A(a)	30,210	752,229
Goodyear Tire & Rubber Co. (The)(a)	375,598	5,626,458
Lear Corp.	162,240	7,928,669
TRW Automotive Holdings Corp.(a)	120,665	6,646,228

Security	Shares	Value
WABCO Holdings Inc.(a)	99,280	6,119,619

		50,533,887

BANKS – 2.63%
Associated Banc-Corp	267,983	3,979,547
BancorpSouth Inc.	127,743	1,973,629
Bank of Hawaii Corp.	74,511	3,563,116
BOK Financial Corp.	39,170	2,024,306
CapitalSource Inc.	495,992	3,491,784
City National Corp.	69,873	3,986,255
Comerica Inc.	271,622	9,973,960
Commerce Bancshares Inc.	116,924	4,728,407
Cullen/Frost Bankers Inc.	81,124	4,787,938
East West Bancorp Inc.	227,743	5,001,236
Fifth Third Bancorp	1,414,822	19,637,729
First Citizens BancShares Inc. Class A	8,291	1,663,009
First Horizon National Corp.	404,122	4,530,208
Fulton Financial Corp.	303,686	3,373,951
Huntington Bancshares Inc.	1,332,422	8,847,282
KeyCorp	1,463,159	12,992,852
M&T Bank Corp.	113,380	10,030,729
Marshall & Ilsley Corp.	813,407	6,499,122
Popular Inc.(a)	1,575,431	4,584,504
Regions Financial Corp.	1,932,611	14,030,756
SunTrust Banks Inc.	824,393	23,775,494
Synovus Financial Corp.	1,161,194	2,786,866
TCF Financial Corp.	244,544	3,878,468
Valley National Bancorp	246,340	3,438,906
Wilmington Trust Corp.	139,687	631,385
Zions Bancorporation(b)	282,726	6,519,662

		170,731,101

BEVERAGES – 1.09%
Brown-Forman Corp. Class B NVS	163,117	11,140,891
Coca-Cola Enterprises Inc.	521,453	14,235,667
Constellation Brands Inc. Class A(a)	283,296	5,745,243
Dr Pepper Snapple Group Inc.	349,577	12,990,281
Green Mountain Coffee Roasters Inc.(a)(b)	169,983	10,982,602
Hansen Natural Corp.(a)	102,028	6,145,146
Molson Coors Brewing Co. Class B NVS	203,190	9,527,579

		70,767,409

BIOTECHNOLOGY – 1.26%
Alexion Pharmaceuticals Inc.(a)	138,217	13,639,253
Bio-Rad Laboratories Inc. Class A(a)	29,840	3,584,978
Charles River Laboratories International Inc.(a)	88,821	3,408,950
Human Genome Sciences Inc.(a)(b)	289,048	7,934,368
Illumina Inc.(a)	196,960	13,800,987
Life Technologies Corp.(a)	281,830	14,773,529
Myriad Genetics Inc.(a)	141,630	2,853,844
Regeneron Pharmaceuticals Inc.(a)	107,619	4,836,398
Talecris Biotherapeutics Holdings Corp.(a)	78,559	2,105,381
Vertex Pharmaceuticals Inc.(a)	311,211	14,916,343

		81,854,031

BUILDING MATERIALS – 0.45%
Armstrong World Industries Inc.	30,802	1,425,209
Eagle Materials Inc.	67,127	2,031,263
Lennox International Inc.	71,928	3,781,974

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
Martin Marietta Materials Inc.(b)	70,094	6,285,329
Masco Corp.	552,548	7,691,468
Owens Corning(a)	175,925	6,331,541
USG Corp.(a)(b)	105,380	1,755,631

		29,302,415

CHEMICALS – 2.84%
Airgas Inc.	128,969	8,566,121
Albemarle Corp.	140,718	8,410,715
Ashland Inc.	120,904	6,983,415
Cabot Corp.	101,200	4,684,548
Celanese Corp. Series A	241,026	10,694,324
CF Industries Holdings Inc.	109,545	14,984,660
Cytec Industries Inc.	75,332	4,095,801
Eastman Chemical Co.	111,283	11,052,628
Ecolab Inc.	359,796	18,356,792
FMC Corp.	111,871	9,501,204
Huntsman Corp.	291,062	5,058,658
International Flavors & Fragrances Inc.	122,591	7,637,419
Intrepid Potash Inc.(a)(b)	69,253	2,411,389
Lubrizol Corp.	98,995	13,261,370
PPG Industries Inc.	256,197	24,392,516
RPM International Inc.	200,392	4,755,302
Sherwin-Williams Co. (The)	141,940	11,921,541
Sigma-Aldrich Corp.	186,903	11,894,507
Valspar Corp. (The)	153,142	5,987,852

		184,650,762

COAL – 1.42%
Alpha Natural Resources Inc.(a)(b)	186,266	11,058,612
Arch Coal Inc.	250,302	9,020,884
CONSOL Energy Inc.	347,981	18,662,221
Massey Energy Co.	158,485	10,834,035
Peabody Energy Corp.	414,390	29,819,504
Walter Energy Inc.	96,602	13,082,809

		92,478,065

COMMERCIAL SERVICES – 2.91%
Aaron’s Inc.	111,128	2,818,206
Alliance Data Systems Corp.(a)(b)	82,307	7,069,348
Apollo Group Inc. Class A(a)	188,022	7,842,398
Booz Allen Hamilton Holding Corp.(a)	21,565	388,386
Career Education Corp.(a)	95,218	2,163,353
Convergys Corp.(a)	152,285	2,186,813
CoreLogic Inc.(a)	181,098	3,350,313
Corrections Corp. of America(a)	176,022	4,294,937
DeVry Inc.	98,271	5,411,784
Education Management Corp.(a)(b)	62,303	1,304,625
Emergency Medical Services Corp.
Class A(a)	45,944	2,921,579
Equifax Inc.	195,141	7,581,228
FleetCor Technologies Inc.(a)	22,115	722,276
FTI Consulting Inc.(a)	71,911	2,756,349
Gartner Inc.(a)	112,321	4,680,416
Genpact Ltd.(a)	100,934	1,461,524
Green Dot Corp. Class A(a)(b)	8,006	343,537
H&R Block Inc.	475,093	7,953,057
Hertz Global Holdings Inc.(a)	298,819	4,670,541
Hillenbrand Inc.	95,315	2,049,272
Iron Mountain Inc.	281,624	8,795,118
ITT Educational Services Inc.(a)(b)	43,951	3,171,065

Security	Shares	Value
KAR Auction Services Inc.(a)	42,690	654,865
Lender Processing Services Inc.	137,038	4,411,253
Manpower Inc.	126,042	7,925,521
Monster Worldwide Inc.(a)(b)	195,876	3,114,428
Moody’s Corp.	316,011	10,715,933
Morningstar Inc.	34,267	2,000,507
Pharmaceutical Product Development Inc.	163,207	4,522,466
Quanta Services Inc.(a)	323,861	7,264,202
R.R. Donnelley & Sons Co.	318,182	6,020,003
Robert Half International Inc.	231,184	7,074,230
SAIC Inc.(a)	441,316	7,467,067
Service Corp. International	369,910	4,091,205
Strayer Education Inc.(b)	21,629	2,822,368
Towers Watson & Co. Class A	65,625	3,639,562
Verisk Analytics Inc. Class A(a)	150,017	4,914,557
VistaPrint NV(a)	67,592	3,508,025
Weight Watchers International Inc.	48,615	3,407,911
Western Union Co.	1,035,532	21,508,000

		188,998,228

COMPUTERS – 2.19%
Brocade Communications Systems Inc.(a)	715,402	4,399,722
Cadence Design Systems Inc.(a)	418,725	4,082,569
Computer Sciences Corp.	237,474	11,572,108
Diebold Inc.	102,321	3,628,303
DST Systems Inc.	54,269	2,866,489
FactSet Research Systems Inc.	72,029	7,543,597
IHS Inc. Class A(a)	74,750	6,634,062
Lexmark International Inc. Class A(a)	121,305	4,493,137
MICROS Systems Inc.(a)	123,899	6,124,328
NCR Corp.(a)	247,664	4,665,990
NetApp Inc.(a)	566,156	27,277,396
SanDisk Corp.(a)	354,494	16,338,628
Seagate Technology PLC(a)	697,704	10,046,938
Synopsys Inc.(a)	231,050	6,388,532
Teradata Corp.(a)	256,963	13,028,024
Western Digital Corp.(a)	353,049	13,165,197

		142,255,020

COSMETICS & PERSONAL CARE – 0.60%
Alberto-Culver Co.	132,231	4,928,249
Avon Products Inc.	660,268	17,853,647
Estee Lauder Companies Inc. (The) Class A	169,693	16,351,618

		39,133,514

DISTRIBUTION & WHOLESALE – 0.89%
Central European Distribution Corp.(a)	109,298	1,240,532
Fastenal Co.(b)	203,858	13,216,114
Genuine Parts Co.	244,450	13,112,298
Ingram Micro Inc. Class A(a)	242,433	5,098,366
LKQ Corp.(a)	220,567	5,315,665
Tech Data Corp.(a)	72,104	3,667,209
W.W. Grainger Inc.	90,284	12,430,301
WESCO International Inc.(a)	65,039	4,064,938

		58,145,423

DIVERSIFIED FINANCIAL SERVICES – 3.35%
Affiliated Managers Group Inc.(a)	78,846	8,623,387
Ameriprise Financial Inc.	397,007	24,249,188

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
CBOE Holdings Inc.	18,341	531,339
CIT Group Inc.(a)	307,771	13,095,656
Discover Financial Services	838,419	20,222,666
E*TRADE Financial Corp.(a)	340,444	5,321,140
Eaton Vance Corp.	182,127	5,871,774
Federated Investors Inc. Class B(b)	137,949	3,690,136
Greenhill & Co. Inc.	45,329	2,982,195
Interactive Brokers Group Inc. Class A	55,534	882,435
IntercontinentalExchange Inc.(a)	113,810	14,060,087
Invesco Ltd.	721,602	18,444,147
Janus Capital Group Inc.	284,846	3,552,030
Jefferies Group Inc.	180,456	4,500,573
Lazard Ltd. Class A(b)	142,129	5,909,724
Legg Mason Inc.	238,321	8,601,005
LPL Investment Holdings Inc.(a)	26,528	949,968
NASDAQ OMX Group Inc. (The)(a)	175,780	4,542,155
NYSE Euronext Inc.	402,390	14,152,056
Raymond James Financial Inc.	153,180	5,857,603
SLM Corp.(a)	810,766	12,404,720
T. Rowe Price Group Inc.	400,158	26,578,494
TD Ameritrade Holding Corp.	359,393	7,500,532
Waddell & Reed Financial Inc. Class A	133,409	5,417,739

		217,940,749

ELECTRIC – 4.88%
AES Corp. (The)(a)	1,030,919	13,401,947
Alliant Energy Corp.	170,709	6,645,701
Ameren Corp.	367,029	10,302,504
Calpine Corp.(a)	537,699	8,533,283
CenterPoint Energy Inc.	648,184	11,382,111
CMS Energy Corp.	376,426	7,393,007
Consolidated Edison Inc.	434,335	22,029,471
Constellation Energy Group Inc.	284,861	8,867,723
DPL Inc.	183,736	5,036,204
DTE Energy Co.	259,249	12,692,831
Edison International	502,188	18,375,059
FirstEnergy Corp.	644,182	23,892,710
GenOn Energy Inc.(a)	1,185,623	4,517,224
Great Plains Energy Inc.	209,874	4,201,678
Hawaiian Electric Industries Inc.	144,624	3,586,675
Integrys Energy Group Inc.	118,664	5,993,719
ITC Holdings Corp.	77,442	5,413,196
MDU Resources Group Inc.	290,085	6,663,252
Northeast Utilities	270,713	9,366,670
NRG Energy Inc.(a)	392,354	8,451,305
NSTAR	164,481	7,610,536
NV Energy Inc.	362,691	5,400,469
OGE Energy Corp.	149,752	7,571,461
Ormat Technologies Inc.	30,073	761,749
Pepco Holdings Inc.	343,859	6,412,970
Pinnacle West Capital Corp.	166,907	7,141,951
PPL Corp.	743,051	18,799,190
Progress Energy Inc.	442,491	20,416,535
SCANA Corp.	173,743	6,840,262
TECO Energy Inc.	329,919	6,189,280
Westar Energy Inc.	183,867	4,857,766
Wisconsin Energy Corp.	360,168	10,985,124
Xcel Energy Inc.	743,039	17,751,202

		317,484,765

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.56%
AMETEK Inc.	245,422	10,766,663
Energizer Holdings Inc.(a)	107,699	7,663,861
General Cable Corp.(a)(b)	80,887	3,502,407
Hubbell Inc. Class B	92,588	6,576,526
Molex Inc.(b)	205,471	5,161,431
SunPower Corp. Class A(a)(b)	149,166	2,556,705

		36,227,593

ELECTRONICS – 2.13%
Agilent Technologies Inc.(a)	536,734	24,034,949
Amphenol Corp. Class A	267,020	14,523,218
Arrow Electronics Inc.(a)	176,862	7,406,981
Avnet Inc.(a)	233,793	7,970,003
AVX Corp.	73,863	1,101,297
Dolby Laboratories Inc. Class A(a)	82,649	4,067,157
FLIR Systems Inc.	236,182	8,174,259
Garmin Ltd.(b)	173,282	5,867,329
Gentex Corp.	215,545	6,520,236
Itron Inc.(a)	62,489	3,526,879
Jabil Circuit Inc.	278,347	5,686,629
Mettler-Toledo International Inc.(a)	51,808	8,910,976
National Instruments Corp.	134,332	4,402,060
PerkinElmer Inc.	182,145	4,784,949
Thomas & Betts Corp.(a)	81,624	4,854,179
Trimble Navigation Ltd.(a)	186,835	9,442,641
Vishay Intertechnology Inc.(a)	234,260	4,155,772
Vishay Precision Group Inc.(a)	18,822	294,941
Waters Corp.(a)	143,124	12,437,476

		138,161,931

ENERGY – ALTERNATE SOURCES – 0.26%
Covanta Holding Corp.	201,038	3,433,729
First Solar Inc.(a)(b)	85,317	13,722,386

		17,156,115

ENGINEERING & CONSTRUCTION – 1.06%
AECOM Technology Corp.(a)	157,059	4,355,246
Chicago Bridge & Iron Co. NV	155,166	6,309,050
Fluor Corp.	275,478	20,291,709
Jacobs Engineering Group Inc.(a)	192,269	9,888,395
KBR Inc.	232,402	8,777,824
McDermott International Inc.(a)	355,987	9,038,510
Shaw Group Inc. (The)(a)	130,269	4,612,825
URS Corp.(a)	127,830	5,886,571

		69,160,130

ENTERTAINMENT – 0.36%
Bally Technologies Inc.(a)	85,169	3,223,647
DreamWorks Animation SKG Inc.
Class A(a)	115,164	3,216,531
International Game Technology	458,853	7,447,184
International Speedway Corp. Class A	45,839	1,366,002
Madison Square Garden Inc. Class A(a)	92,369	2,493,039
Penn National Gaming Inc.(a)	104,170	3,860,540
Regal Entertainment Group Class A	123,337	1,665,050

		23,271,993

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.57%
Nalco Holding Co.	200,400	5,472,924
Republic Services Inc.	500,008	15,020,240
Stericycle Inc.(a)	130,647	11,584,470
Waste Connections Inc.	179,815	5,176,874

		37,254,508

FOOD – 2.61%
Campbell Soup Co.	266,630	8,828,119
ConAgra Foods Inc.	687,514	16,328,458
Corn Products International Inc.	116,154	6,019,100
Dean Foods Co.(a)	277,825	2,778,250
Flowers Foods Inc.	116,352	3,168,265
H.J. Heinz Co.	487,541	23,801,752
Hershey Co. (The)	236,927	12,876,983
Hormel Foods Corp.	213,366	5,940,110
J.M. Smucker Co. (The)	183,473	13,098,138
McCormick & Co. Inc. NVS	204,711	9,791,327
Ralcorp Holdings Inc.(a)	84,761	5,800,195
Safeway Inc.	567,698	13,363,611
Sara Lee Corp.	958,917	16,944,063
Smithfield Foods Inc.(a)	212,507	5,112,918
SUPERVALU Inc.	324,954	2,901,839
Tyson Foods Inc. Class A	459,465	8,817,133
Whole Foods Market Inc.	215,397	14,194,662

		169,764,923

FOREST PRODUCTS & PAPER – 1.19%
Domtar Corp.	64,730	5,940,919
International Paper Co.	672,930	20,309,027
MeadWestvaco Corp.	263,099	7,979,793
Plum Creek Timber Co. Inc.(b)	251,160	10,953,088
Rayonier Inc.	123,495	7,694,974
Temple-Inland Inc.	166,616	3,898,814
Weyerhaeuser Co.	825,373	20,304,176

		77,080,791

GAS – 1.05%
AGL Resources Inc.	120,287	4,792,234
Atmos Energy Corp.	143,973	4,909,479
Energen Corp.	110,866	6,997,862
National Fuel Gas Co.	113,348	8,387,752
NiSource Inc.	426,319	8,176,799
Sempra Energy	381,397	20,404,740
Southern Union Co.	191,107	5,469,482
UGI Corp.	168,557	5,545,525
Vectren Corp.	124,250	3,379,600

		68,063,473

HAND & MACHINE TOOLS – 0.59%
Kennametal Inc.	126,473	4,932,447
Lincoln Electric Holdings Inc.	65,882	5,001,761
Regal Beloit Corp.	59,330	4,380,334
Snap-on Inc.	89,310	5,363,959
Stanley Black & Decker Inc.	247,280	18,941,648

		38,620,149

Security	Shares	Value
HEALTH CARE – PRODUCTS – 2.64%
Alere Inc.(a)	129,974	5,087,182
Beckman Coulter Inc.	106,586	8,854,099
Boston Scientific Corp.(a)	2,337,746	16,808,394
C.R. Bard Inc.	133,386	13,246,564
CareFusion Corp.(a)	277,712	7,831,478
Cooper Companies Inc. (The)	70,341	4,885,182
DENTSPLY International Inc.	225,166	8,328,890
Edwards Lifesciences Corp.(a)	174,367	15,169,929
Gen-Probe Inc.(a)	76,722	5,090,505
Henry Schein Inc.(a)	140,501	9,858,955
Hill-Rom Holdings Inc.	97,882	3,717,558
Hologic Inc.(a)	399,193	8,862,085
IDEXX Laboratories Inc.(a)	88,905	6,865,244
Intuitive Surgical Inc.(a)	60,372	20,131,647
Kinetic Concepts Inc.(a)	96,641	5,259,203
Patterson Companies Inc.	157,740	5,077,651
ResMed Inc.(a)(b)	233,220	6,996,600
TECHNE Corp.	57,731	4,133,540
Thoratec Corp.(a)	88,550	2,296,102
Varian Medical Systems Inc.(a)	190,119	12,859,649

		171,360,457

HEALTH CARE – SERVICES – 1.74%
Brookdale Senior Living Inc.(a)	132,235	3,702,580
Community Health Systems Inc.(a)	146,492	5,858,215
Covance Inc.(a)(b)	93,168	5,098,153
Coventry Health Care Inc.(a)	228,140	7,275,385
DaVita Inc.(a)	149,603	12,792,552
Health Management Associates Inc. Class A(a)	383,763	4,183,017
Health Net Inc.(a)	143,075	4,678,552
Humana Inc.(a)	262,639	18,368,972
Laboratory Corp. of America Holdings(a)(b)	160,592	14,795,341
LifePoint Hospitals Inc.(a)	79,319	3,187,037
Lincare Holdings Inc.	153,669	4,557,823
MEDNAX Inc.(a)	72,916	4,856,935
Quest Diagnostics Inc.	198,461	11,455,169
Tenet Healthcare Corp.(a)	734,254	5,470,192
Universal Health Services Inc. Class B	138,594	6,847,929

		113,127,852

HOLDING COMPANIES – DIVERSIFIED – 0.17%
Leucadia National Corp.	299,967	11,260,761

		11,260,761

HOME BUILDERS – 0.45%
D.R. Horton Inc.	429,546	5,004,211
KB Home	117,722	1,464,461
Lennar Corp. Class A	245,945	4,456,523
M.D.C. Holdings Inc.	57,845	1,466,371
NVR Inc.(a)	9,026	6,823,656
Pulte Group Inc.(a)	522,457	3,866,182
Thor Industries Inc.	51,354	1,713,683
Toll Brothers Inc.(a)	221,718	4,383,365

		29,178,452

HOME FURNISHINGS – 0.31%
Harman International Industries Inc.	107,574	5,036,615

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
Tempur-Pedic International Inc.(a)	104,907	5,314,589
Whirlpool Corp.	115,796	9,884,346

		20,235,550

HOUSEHOLD PRODUCTS & WARES – 1.04%
Avery Dennison Corp.	170,156	7,139,746
Church & Dwight Co. Inc.	109,052	8,652,185
Clorox Co. (The)	216,777	15,189,564
Fortune Brands Inc.	234,366	14,504,912
Fossil Inc.(a)	77,072	7,217,793
Jarden Corp.	142,254	5,059,975
Scotts Miracle-Gro Co. (The) Class A	71,200	4,118,920
Tupperware Brands Corp.	97,027	5,793,482

		67,676,577

HOUSEWARES – 0.18%
Newell Rubbermaid Inc.	446,750	8,546,327
Toro Co. (The)	47,898	3,171,806

		11,718,133

INSURANCE – 5.23%
Alleghany Corp.(a)	10,490	3,471,980
Allied World Assurance Co. Holdings Ltd.	58,677	3,678,461
American Financial Group Inc.	125,103	4,381,107
American International Group Inc.(a)(b)	185,841	6,530,453
American National Insurance Co.	10,743	850,523
Aon Corp.	506,640	26,831,654
Arch Capital Group Ltd.(a)	71,345	7,076,711
Arthur J. Gallagher & Co.	160,363	4,876,639
Aspen Insurance Holdings Ltd.	108,615	2,993,429
Assurant Inc.	154,218	5,938,935
Assured Guaranty Ltd.	282,904	4,215,270
Axis Capital Holdings Ltd.	185,068	6,462,575
Brown & Brown Inc.	175,063	4,516,625
CIGNA Corp.	426,556	18,887,900
Cincinnati Financial Corp.	225,024	7,380,787
CNA Financial Corp.	40,439	1,194,972
Endurance Specialty Holdings Ltd.(b)	52,132	2,545,084
Erie Indemnity Co. Class A	43,733	3,109,854
Everest Re Group Ltd.	84,584	7,458,617
Fidelity National Financial Inc. Class A	354,724	5,012,250
Genworth Financial Inc. Class A(a)	753,686	10,144,614
Hanover Insurance Group Inc. (The)	68,573	3,102,928
Hartford Financial Services Group Inc. (The)	684,263	18,427,203
HCC Insurance Holdings Inc.	177,467	5,556,492
Lincoln National Corp.	465,492	13,983,380
Markel Corp.(a)	15,115	6,264,412
Marsh & McLennan Companies Inc.	834,415	24,873,911
MBIA Inc.(a)(b)	238,412	2,393,656
Mercury General Corp.	40,954	1,602,530
Old Republic International Corp.	396,936	5,037,118
OneBeacon Insurance Group Ltd.	35,460	479,774
PartnerRe Ltd.	104,311	8,265,604
Principal Financial Group Inc.	492,930	15,827,982
Progressive Corp. (The)	1,032,912	21,825,431
Protective Life Corp.	132,764	3,524,884
Reinsurance Group of America Inc.	112,808	7,082,086
RenaissanceRe Holdings Ltd.	84,730	5,845,523
StanCorp Financial Group Inc.	73,524	3,390,927
Symetra Financial Corp.	52,411	712,790

Security	Shares	Value
Torchmark Corp.	119,480	7,943,030
Transatlantic Holdings Inc.	99,641	4,849,527
Unitrin Inc.	78,858	2,435,135
Unum Group	477,581	12,536,501
Validus Holdings Ltd.	99,734	3,324,134
W.R. Berkley Corp.	185,046	5,960,332
Wesco Financial Corp.	2,055	799,806
White Mountains Insurance Group Ltd.	10,808	3,936,274
XL Group PLC	497,379	12,235,523

		339,775,333

INTERNET – 1.91%
Akamai Technologies Inc.(a)	279,441	10,618,758
AOL Inc.(a)	163,768	3,198,389
Equinix Inc.(a)	69,520	6,333,272
Expedia Inc.	316,993	7,183,062
F5 Networks Inc.(a)	123,658	12,683,601
IAC/InterActiveCorp(a)	110,245	3,405,468
Liberty Media Corp. – Liberty Interactive Group Series A(a)	922,030	14,789,361
Netflix Inc.(a)(b)	61,457	14,585,590
Priceline.com Inc.(a)	73,139	37,040,515
VeriSign Inc.	264,696	9,584,642
WebMD Health Corp.(a)	91,942	4,911,542

		124,334,200

INVESTMENT COMPANIES – 0.08%
Ares Capital Corp.	314,633	5,317,298

		5,317,298

IRON & STEEL – 0.97%
AK Steel Holding Corp.	168,184	2,653,944
Allegheny Technologies Inc.	151,638	10,268,925
Carpenter Technology Corp.	67,334	2,875,835
Cliffs Natural Resources Inc.	208,721	20,513,100
Reliance Steel & Aluminum Co.	114,681	6,626,268
Schnitzer Steel Industries Inc. Class A	33,581	2,183,101
Steel Dynamics Inc.	333,929	6,267,847
United States Steel Corp.	220,699	11,904,504

		63,293,524

LEISURE TIME – 0.41%
Harley-Davidson Inc.	362,377	15,397,399
Royal Caribbean Cruises Ltd.(a)	202,779	8,366,662
WMS Industries Inc.(a)	89,027	3,147,104

		26,911,165

LODGING – 1.02%
Choice Hotels International Inc.	42,604	1,655,165
Hyatt Hotels Corp. Class A(a)	66,707	2,871,069
Marriott International Inc. Class A	418,365	14,885,427
MGM Resorts International(a)(b)	462,656	6,083,927
Starwood Hotels & Resorts Worldwide Inc.	292,152	16,979,874
Wyndham Worldwide Corp.	276,846	8,806,471
Wynn Resorts Ltd.	116,128	14,777,288

		66,059,221

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
MACHINERY – 2.20%
AGCO Corp.(a)	143,337	7,879,235
Babcock & Wilcox Co. (The)(a)	178,288	5,951,254
Bucyrus International Inc.	115,597	10,571,346
CNH Global NV(a)	40,103	1,947,001
Cummins Inc.	309,226	33,897,354
Flowserve Corp.	86,521	11,143,905
Gardner Denver Inc.	80,880	6,311,066
Graco Inc.	93,947	4,273,649
IDEX Corp.	125,488	5,477,551
Joy Global Inc.	158,414	15,652,887
Manitowoc Co. Inc. (The)	201,332	4,405,144
Rockwell Automation Inc.	219,837	20,807,572
Terex Corp.(a)	167,683	6,210,978
Wabtec Corp.	74,266	5,037,463
Zebra Technologies Corp. Class A(a)	88,332	3,466,148

		143,032,553

MANUFACTURING – 3.28%
AptarGroup Inc.	104,848	5,256,030
Carlisle Companies Inc.	94,247	4,198,704
Cooper Industries PLC	258,488	16,775,871
Crane Co.	75,523	3,657,579
Donaldson Co. Inc.	118,894	7,287,013
Dover Corp.	287,925	18,928,190
Eaton Corp.	516,770	28,649,729
Harsco Corp.	124,635	4,398,369
Ingersoll-Rand PLC	496,275	23,975,045
ITT Corp.	282,905	16,988,445
Leggett & Platt Inc.	228,902	5,608,099
Pall Corp.	179,897	10,363,866
Parker Hannifin Corp.	248,037	23,484,143
Pentair Inc.	152,290	5,755,039
Roper Industries Inc.	144,675	12,508,601
SPX Corp.	76,991	6,112,316
Teleflex Inc.	61,879	3,587,744
Textron Inc.(b)	422,015	11,558,991
Trinity Industries Inc.	121,548	4,457,165

		213,550,939

MEDIA – 2.31%
Cablevision NY Group Class A	362,415	12,543,183
CBS Corp. Class B NVS	1,048,290	26,249,182
Central European Media Enterprises Ltd. Class A(a)(b)	58,655	1,237,620
Discovery Communications Inc.
Series A(a)(b)	438,251	17,486,215
DISH Network Corp. Class A(a)	308,576	7,516,911
Gannett Co. Inc.	367,703	5,600,117
John Wiley & Sons Inc. Class A	69,382	3,527,381
Liberty Global Inc. Series A(a)	364,156	15,079,700
Liberty Media Corp. – Liberty Capital Group Series A(a)	106,759	7,864,935
Liberty Media Corp. – Starz Series A(a)	79,306	6,154,146
McGraw-Hill Companies Inc. (The)	486,395	19,163,963
Meredith Corp.(b)	56,138	1,904,201
New York Times Co. (The) Class A(a)	210,973	1,997,914
Nielsen Holdings NV(a)	124,628	3,403,591
Scripps Networks Interactive Inc. Class A	137,951	6,909,966
Sirius XM Radio Inc.(a)(b)	5,998,991	9,958,325
Washington Post Co. (The) Class B(b)	8,558	3,744,638

		150,341,988

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.21%
Commercial Metals Co.	174,680	3,016,723
Timken Co. (The)	133,350	6,974,205
Valmont Industries Inc.	34,353	3,585,423

		13,576,351

MINING – 0.31%
Compass Minerals International Inc.	50,651	4,737,388
Royal Gold Inc.	82,652	4,330,965
Titanium Metals Corp.(a)	130,745	2,429,242
Vulcan Materials Co.(b)	196,423	8,956,889

		20,454,484

OFFICE & BUSINESS EQUIPMENT – 0.47%
Pitney Bowes Inc.	319,410	8,205,643
Xerox Corp.	2,126,058	22,642,518

		30,848,161

OIL & GAS – 5.68%
Atlas Energy Inc. Escrow(a)(c)	120,681	12,068
Atwood Oceanics Inc.(a)	87,112	4,044,610
Cabot Oil & Gas Corp.	160,291	8,490,614
Cimarex Energy Co.	129,141	14,882,209
Cobalt International Energy Inc.(a)	113,414	1,906,489
Comstock Resources Inc.(a)	72,281	2,236,374
Concho Resources Inc.(a)	158,596	17,017,351
Continental Resources Inc.(a)	50,029	3,575,573
Denbury Resources Inc.(a)	614,789	15,000,852
Diamond Offshore Drilling Inc.	106,135	8,246,690
EQT Corp.	229,398	11,446,960
EXCO Resources Inc.	226,411	4,677,651
Forest Oil Corp.(a)	173,489	6,563,089
Frontier Oil Corp.	163,840	4,803,789
Helmerich & Payne Inc.	145,011	9,960,806
Holly Corp.	68,224	4,145,290
Murphy Oil Corp.	294,903	21,651,778
Nabors Industries Ltd.(a)	438,711	13,328,040
Newfield Exploration Co.(a)	205,293	15,604,321
Noble Energy Inc.	269,220	26,020,113
Patterson-UTI Energy Inc.	237,369	6,976,275
Petrohawk Energy Corp.(a)	465,073	11,412,891
Pioneer Natural Resources Co.	178,732	18,216,365
Plains Exploration & Production Co.(a)	215,855	7,820,427
Pride International Inc.(a)	270,177	11,604,102
QEP Resources Inc.	269,293	10,917,138
Quicksilver Resources Inc.(a)	180,617	2,584,629
Range Resources Corp.	245,542	14,354,385
Rowan Companies Inc.(a)	194,276	8,583,114
SandRidge Energy Inc.(a)(b)	555,693	7,112,870
SM Energy Co.	97,013	7,197,395
Sunoco Inc.	185,609	8,461,914
Tesoro Corp.(a)	218,015	5,849,342
Ultra Petroleum Corp.(a)	234,335	11,540,999
Unit Corp.(a)	62,410	3,866,300
Valero Energy Corp.	871,789	25,996,748
Whiting Petroleum Corp.(a)	180,350	13,246,708

		369,356,269

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
OIL & GAS SERVICES – 1.65%
Cameron International Corp.(a)	376,199	21,480,963
Core Laboratories NV	68,938	7,043,395
Dresser-Rand Group Inc.(a)	127,321	6,826,952
Exterran Holdings Inc.(a)	96,596	2,292,223
FMC Technologies Inc.(a)	187,459	17,711,126
Oceaneering International Inc.(a)	85,035	7,606,381
Oil States International Inc.(a)	77,449	5,896,967
SEACOR Holdings Inc.	32,473	3,002,454
Superior Energy Services Inc.(a)	121,644	4,987,404
Tidewater Inc.	80,185	4,799,072
Weatherford International Ltd.(a)	1,141,275	25,792,815

		107,439,752

PACKAGING & CONTAINERS – 0.81%
Ball Corp.	261,189	9,363,626
Bemis Co. Inc.	168,257	5,520,512
Crown Holdings Inc.(a)	249,259	9,616,412
Greif Inc. Class A	53,329	3,488,250
Owens-Illinois Inc.(a)	254,000	7,668,260
Packaging Corp. of America	159,394	4,604,893
Sealed Air Corp.	245,921	6,556,254
Sonoco Products Co.	154,907	5,612,280

		52,430,487

PHARMACEUTICALS – 2.44%
AmerisourceBergen Corp.	435,989	17,247,725
Amylin Pharmaceuticals Inc.(a)	222,880	2,534,146
BioMarin Pharmaceutical Inc.(a)	157,536	3,958,880
Cephalon Inc.(a)(b)	115,757	8,772,065
Dendreon Corp.(a)	222,249	8,318,780
Endo Pharmaceuticals Holdings Inc.(a)	179,168	6,837,051
Forest Laboratories Inc.(a)	439,432	14,193,654
Herbalife Ltd.	92,439	7,520,837
Hospira Inc.(a)	255,289	14,091,953
Mead Johnson Nutrition Co. Class A	315,167	18,257,624
Mylan Inc.(a)	671,807	15,229,865
Omnicare Inc.	185,648	5,567,583
Perrigo Co.	124,233	9,879,008
SXC Health Solutions Corp.(a)	94,523	5,179,860
United Therapeutics Corp.(a)	76,535	5,129,376
VCA Antech Inc.(a)	133,492	3,361,328
Warner Chilcott PLC Class A	139,010	3,236,153
Watson Pharmaceuticals Inc.(a)	163,401	9,152,090

		158,467,978

PIPELINES – 0.96%
El Paso Corp.	1,084,957	19,529,226
ONEOK Inc.	163,518	10,936,084
Questar Corp.	270,391	4,718,323
Spectra Energy Corp.	998,987	27,152,466

		62,336,099

REAL ESTATE – 0.44%
CB Richard Ellis Group Inc. Class A(a)	439,358	11,730,858
Forest City Enterprises Inc. Class A(a)	197,143	3,712,203
Howard Hughes Corp. (The)(a)	45,226	3,194,765
Jones Lang LaSalle Inc.	64,873	6,470,433

Security	Shares	Value
St. Joe Co. (The)(a)(b)	141,161	3,538,906

		28,647,165

REAL ESTATE INVESTMENT TRUSTS – 5.62%
Alexandria Real Estate Equities Inc.	84,346	6,576,458
AMB Property Corp.	258,883	9,312,021
Annaly Capital Management Inc.(b)	1,222,435	21,331,491
Apartment Investment and Management Co. Class A	180,806	4,605,129
AvalonBay Communities Inc.	127,708	15,335,177
Boston Properties Inc.	214,258	20,322,371
Brandywine Realty Trust	201,044	2,440,674
BRE Properties Inc.	98,592	4,651,571
Camden Property Trust(b)	107,404	6,102,695
Chimera Investment Corp.	1,551,131	6,142,479
CommonWealth REIT	110,667	2,874,022
Corporate Office Properties Trust	102,917	3,719,420
Developers Diversified Realty Corp.	307,389	4,303,446
Digital Realty Trust Inc.(b)	140,862	8,189,717
Douglas Emmett Inc.	187,113	3,508,369
Duke Realty Corp.	387,566	5,429,800
Equity Residential(b)	436,212	24,606,719
Essex Property Trust Inc.	49,508	6,138,992
Federal Realty Investment Trust	94,343	7,694,615
General Growth Properties Inc.(a)	632,484	9,790,852
HCP Inc.	617,802	23,439,408
Health Care REIT Inc.	271,190	14,221,204
Hospitality Properties Trust	190,630	4,413,084
Host Hotels & Resorts Inc.(b)	1,014,621	17,867,476
Kimco Realty Corp.	624,584	11,454,871
Liberty Property Trust(b)	174,535	5,742,201
Macerich Co. (The)	199,483	9,880,393
Mack-Cali Realty Corp.	133,865	4,538,023
Nationwide Health Properties Inc.	194,311	8,264,047
Piedmont Office Realty Trust Inc. Class A	80,111	1,554,954
ProLogis	875,678	13,993,334
Realty Income Corp.	195,160	6,820,842
Regency Centers Corp.	126,229	5,488,437
Senior Housing Properties Trust	218,344	5,030,646
SL Green Realty Corp.	119,945	9,019,864
Taubman Centers Inc.	84,369	4,520,491
UDR Inc.	279,938	6,822,089
Ventas Inc.(b)	241,390	13,107,477
Vornado Realty Trust	248,814	21,771,225
Weingarten Realty Investors	184,517	4,623,996

		365,650,080

RETAIL – 4.61%
Abercrombie & Fitch Co. Class A	135,997	7,983,024
Advance Auto Parts Inc.	126,248	8,284,394
Aeropostale Inc.(a)	135,381	3,292,466
American Eagle Outfitters Inc.	302,449	4,805,915
AutoNation Inc.(a)(b)	102,190	3,614,460
AutoZone Inc.(a)	38,012	10,398,563
Bed Bath & Beyond Inc.(a)	405,634	19,579,953
Big Lots Inc.(a)	116,590	5,063,504
BJ’s Wholesale Club Inc.(a)	83,320	4,067,682
Brinker International Inc.	142,068	3,594,320
CarMax Inc.(a)	344,190	11,048,499
Chico’s FAS Inc.	277,018	4,127,568
Chipotle Mexican Grill Inc.(a)	48,422	13,188,700
Copart Inc.(a)	92,473	4,006,855

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
Darden Restaurants Inc.	216,613	10,642,197
Dick’s Sporting Goods Inc.(a)	138,524	5,538,190
Dollar General Corp.(a)	107,414	3,367,429
Dollar Tree Inc.(a)	195,886	10,875,591
Family Dollar Stores Inc.	194,511	9,982,305
Foot Locker Inc.	242,184	4,775,868
GameStop Corp. Class A(a)(b)	236,385	5,323,390
J. Crew Group Inc. Escrow(a)(c)	85,240	9
J.C. Penney Co. Inc.	363,660	13,059,031
Limited Brands Inc.	411,310	13,523,873
Macy’s Inc.	651,492	15,805,196
MSC Industrial Direct Co. Inc. Class A	67,606	4,628,983
Nordstrom Inc.	257,456	11,554,625
O’Reilly Automotive Inc.(a)	212,520	12,211,399
Office Depot Inc.(a)	421,710	1,952,517
Panera Bread Co. Class A(a)	44,642	5,669,534
PetSmart Inc.	182,255	7,463,342
RadioShack Corp.	163,145	2,448,806
Ross Stores Inc.	188,384	13,397,870
Sears Holdings Corp.(a)(b)	66,232	5,474,075
Signet Jewelers Ltd.(a)	132,124	6,080,346
Tiffany & Co.	194,560	11,953,766
Tractor Supply Co.	111,724	6,687,799
Urban Outfitters Inc.(a)	188,077	5,610,337
Wendy’s/Arby’s Group Inc. Class A	503,680	2,533,510
Williams-Sonoma Inc.	148,579	6,017,450

		299,633,341

SAVINGS & LOANS – 0.54%
Capitol Federal Financial Inc.	69,330	781,349
First Niagara Financial Group Inc.	323,434	4,392,234
Hudson City Bancorp Inc.	730,093	7,067,300
New York Community Bancorp Inc.	670,398	11,571,070
People’s United Financial Inc.	539,262	6,783,916
TFS Financial Corp.	122,297	1,298,794
Washington Federal Inc.	171,968	2,981,925

		34,876,588

SEMICONDUCTORS – 4.12%
Advanced Micro Devices Inc.(a)	923,184	7,939,382
Altera Corp.	493,280	21,714,186
Analog Devices Inc.	459,392	18,090,857
Atmel Corp.(a)	709,121	9,665,319
Avago Technologies Ltd.	163,145	5,073,810
Cree Inc.(a)(b)	165,728	7,650,004
Cypress Semiconductor Corp.(a)	267,281	5,179,906
Fairchild Semiconductor International Inc.(a)	192,250	3,498,950
International Rectifier Corp.(a)	108,226	3,577,952
Intersil Corp. Class A	189,258	2,356,262
KLA-Tencor Corp.	262,244	12,422,498
Lam Research Corp.(a)	194,631	11,027,792
Linear Technology Corp.	345,040	11,603,695
LSI Corp.(a)	948,857	6,452,228
Marvell Technology Group Ltd.(a)	835,210	12,987,516
Maxim Integrated Products Inc.	465,270	11,910,912
MEMC Electronic Materials Inc.(a)	351,804	4,559,380
Microchip Technology Inc.(b)	283,797	10,787,124
Micron Technology Inc.(a)	1,316,937	15,092,098
National Semiconductor Corp.	367,502	5,269,979
Novellus Systems Inc.(a)	138,795	5,153,458
NVIDIA Corp.(a)	881,275	16,268,336

Security	Shares	Value
ON Semiconductor Corp.(a)	662,091	6,534,838
PMC-Sierra Inc.(a)	350,259	2,626,943
QLogic Corp.(a)	162,555	3,015,395
Rambus Inc.(a)	152,106	3,011,699
Rovi Corp.(a)	164,488	8,824,781
Silicon Laboratories Inc.(a)	70,355	3,040,040
Skyworks Solutions Inc.(a)	272,517	8,835,001
Teradyne Inc.(a)(b)	278,310	4,956,701
Varian Semiconductor Equipment Associates Inc.(a)	115,109	5,602,355
Xilinx Inc.(b)	398,188	13,060,566

		267,789,963

SOFTWARE – 4.03%
Allscripts Healthcare Solutions Inc.(a)	179,928	3,776,689
ANSYS Inc.(a)	139,460	7,557,337
Autodesk Inc.(a)	352,872	15,565,184
BMC Software Inc.(a)	279,386	13,896,660
Broadridge Financial Solutions Inc.	196,213	4,452,073
CA Inc.	600,602	14,522,556
Cerner Corp.(a)(b)	106,222	11,811,886
Citrix Systems Inc.(a)	286,180	21,022,783
Compuware Corp.(a)	348,850	4,029,217
Dun & Bradstreet Corp. (The)	77,680	6,233,043
Electronic Arts Inc.(a)	507,018	9,902,062
Emdeon Inc. Class A(a)	44,159	711,401
Fidelity National Information Services Inc.	407,498	13,321,110
Fiserv Inc.(a)	234,836	14,728,914
Global Payments Inc.	125,918	6,159,909
Informatica Corp.(a)	141,933	7,413,161
Intuit Inc.(a)	432,042	22,941,430
MSCI Inc. Class A(a)	170,364	6,272,802
Novell Inc.(a)	532,806	3,159,540
Nuance Communications Inc.(a)	350,608	6,857,892
Paychex Inc.	497,587	15,604,328
Red Hat Inc.(a)	290,288	13,176,172
Salesforce.com Inc.(a)	176,591	23,589,026
SEI Investments Co.	229,870	5,489,296
Solera Holdings Inc.	108,318	5,535,050
Total System Services Inc.	254,552	4,587,027

		262,316,548

TELECOMMUNICATIONS – 2.81%
Amdocs Ltd.(a)	296,956	8,567,181
Atheros Communications Inc.(a)	107,859	4,815,904
CenturyLink Inc.	462,932	19,234,825
Ciena Corp.(a)(b)	143,575	3,727,207
Clearwire Corp. Class A(a)(b)	232,570	1,300,066
Crown Castle International Corp.(a)	447,568	19,044,018
EchoStar Corp. Class A(a)	56,862	2,152,227
Frontier Communications Corp.	1,517,195	12,471,343
Harris Corp.	200,128	9,926,349
JDS Uniphase Corp.(a)	331,608	6,910,711
Leap Wireless International Inc.(a)	95,461	1,478,691
Level 3 Communications Inc.(a)	2,537,198	3,729,681
MetroPCS Communications Inc.(a)	388,666	6,311,936
NeuStar Inc. Class A(a)	112,894	2,887,828
NII Holdings Inc.(a)	257,736	10,739,859
Polycom Inc.(a)	131,092	6,797,120
Qwest Communications International Inc.	2,676,347	18,279,450
SBA Communications Corp. Class A(a)	179,896	7,138,273
Telephone and Data Systems Inc.	130,734	4,405,736

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2011

Security	Shares	Value
Tellabs Inc.	559,341	2,930,947
tw telecom inc.(a)	234,565	4,503,648
United States Cellular Corp.(a)	23,734	1,222,064
Virgin Media Inc.	510,904	14,198,022
Windstream Corp.	784,992	10,102,847

		182,875,933

TEXTILES – 0.18%
Cintas Corp.	205,005	6,205,502
Mohawk Industries Inc.(a)	86,628	5,297,302

		11,502,804

TOYS, GAMES & HOBBIES – 0.35%
Hasbro Inc.	188,018	8,806,763
Mattel Inc.	561,350	13,994,456

		22,801,219

TRANSPORTATION – 1.18%
Alexander & Baldwin Inc.	62,928	2,872,663
C.H. Robinson Worldwide Inc.	255,639	18,950,519
Con-way Inc.	82,440	3,239,068
Expeditors International of Washington Inc.	328,215	16,456,700
Frontline Ltd.(b)	78,860	1,953,362
J.B. Hunt Transport Services Inc.	140,697	6,390,458
Kansas City Southern Industries Inc.(a)	157,808	8,592,646
Kirby Corp.(a)(b)	83,590	4,788,871
Landstar System Inc.	76,760	3,506,397
Ryder System Inc.	81,214	4,109,428
Teekay Corp.	64,917	2,397,385
UTi Worldwide Inc.	155,356	3,144,405

		76,401,902

TRUCKING & LEASING – 0.04%
GATX Corp.	70,898	2,740,917

		2,740,917

WATER – 0.19%
American Water Works Co. Inc.	268,471	7,530,612
Aqua America Inc.	211,669	4,845,103

		12,375,715

TOTAL COMMON STOCKS (Cost: $5,522,636,647)		6,495,004,926

SHORT-TERM INVESTMENTS – 4.94%

MONEY MARKET FUNDS – 4.94%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%(d)(e)(f)	278,468,521	278,468,521
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%(d)(e)(f)	38,178,185	38,178,185

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency shares 0.04%(d)(e)	4,639,508	4,639,508

		321,286,214

TOTAL SHORT-TERM INVESTMENTS (Cost: $321,286,214)		321,286,214

TOTAL INVESTMENTS IN SECURITIES – 104.83% (Cost: $5,843,922,861)		6,816,291,140

Other Assets, Less Liabilities – (4.83)%		(314,367,141)

NET ASSETS – 100.00%		$6,501,923,999

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments

iShares® Russell Midcap Growth Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.94%

ADVERTISING – 0.33%
Interpublic Group of Companies Inc. (The)	839,387	$10,551,095
Lamar Advertising Co. Class A(a)	21,466	792,954

		11,344,049

AEROSPACE & DEFENSE – 0.75%
Alliant Techsystems Inc.	52,733	3,726,641
Goodrich Corp.	60,225	5,151,044
Rockwell Collins Inc.	142,004	9,206,120
Spirit AeroSystems Holdings Inc. Class A(a)	27,707	711,239
TransDigm Group Inc.(a)	84,610	7,092,856

		25,887,900

AIRLINES – 0.87%
AMR Corp.(a)	182,946	1,181,831
Copa Holdings SA Class A	33,306	1,758,557
Delta Air Lines Inc.(a)	1,431,883	14,032,453
Southwest Airlines Co.	168,085	2,122,914
United Continental Holdings Inc.(a)	467,798	10,754,676

		29,850,431

APPAREL – 1.58%
Coach Inc.	523,244	27,229,618
Guess? Inc.	111,407	4,383,865
Hanesbrands Inc.(a)	164,224	4,440,617
Phillips-Van Heusen Corp.	97,112	6,315,193
Polo Ralph Lauren Corp.	95,932	11,861,992

		54,231,285

AUTO MANUFACTURERS – 0.42%
Navistar International Corp.(a)	122,487	8,492,024
Oshkosh Corp.(a)	154,411	5,463,061
Tesla Motors Inc.(a)(b)	18,146	502,644

		14,457,729

AUTO PARTS & EQUIPMENT – 1.12%
Autoliv Inc.	49,737	3,691,978
BorgWarner Inc.(a)	176,798	14,089,033
Federal-Mogul Corp. Class A(a)	8,497	211,575
Goodyear Tire & Rubber Co. (The)(a)	415,942	6,230,811
Lear Corp.	53,944	2,636,243
TRW Automotive Holdings Corp.(a)	90,681	4,994,709
WABCO Holdings Inc.(a)	110,711	6,824,226

		38,678,575

BANKS – 0.04%
Bank of Hawaii Corp.	27,012	1,291,714

		1,291,714

Security	Shares	Value
BEVERAGES – 1.21%
Brown-Forman Corp. Class B NVS	136,798	9,343,303
Coca-Cola Enterprises Inc.	356,859	9,742,251
Dr Pepper Snapple Group Inc.	118,613	4,407,659
Green Mountain Coffee Roasters Inc.(a)	189,456	12,240,752
Hansen Natural Corp.(a)	95,809	5,770,576

		41,504,541

BIOTECHNOLOGY – 2.31%
Alexion Pharmaceuticals Inc.(a)	153,828	15,179,747
Charles River Laboratories International Inc.(a)	23,455	900,203
Human Genome Sciences Inc.(a)	321,481	8,824,653
Illumina Inc.(a)	219,646	15,390,595
Life Technologies Corp.(a)	222,138	11,644,474
Myriad Genetics Inc.(a)	157,313	3,169,857
Regeneron Pharmaceuticals Inc.(a)	121,001	5,437,785
Talecris Biotherapeutics Holdings Corp.(a)	88,692	2,376,946
Vertex Pharmaceuticals Inc.(a)	346,682	16,616,468

		79,540,728

BUILDING MATERIALS – 0.61%
Armstrong World Industries Inc.	3,204	148,249
Eagle Materials Inc.	75,578	2,286,990
Lennox International Inc.	80,789	4,247,886
Martin Marietta Materials Inc.	78,262	7,017,754
Masco Corp.	182,673	2,542,808
Owens Corning(a)	108,984	3,922,334
USG Corp.(a)(b)	49,081	817,689

		20,983,710

CHEMICALS – 3.64%
Airgas Inc.	143,171	9,509,418
Albemarle Corp.	156,969	9,382,037
Ashland Inc.	11,595	669,727
Celanese Corp. Series A	268,742	11,924,083
CF Industries Holdings Inc.	88,070	12,047,095
Eastman Chemical Co.	25,847	2,567,124
Ecolab Inc.	400,292	20,422,898
FMC Corp.	85,683	7,277,057
International Flavors & Fragrances Inc.	136,884	8,527,873
Lubrizol Corp.	110,226	14,765,875
PPG Industries Inc.	46,610	4,437,738
RPM International Inc.	112,498	2,669,578
Sherwin-Williams Co. (The)	97,726	8,208,007
Sigma-Aldrich Corp.	192,252	12,234,917
Valspar Corp. (The)	16,515	645,736

		125,289,163

COAL – 0.87%
Alpha Natural Resources Inc.(a)(b)	27,546	1,635,406
Arch Coal Inc.	197,393	7,114,044
CONSOL Energy Inc.	177,923	9,542,010
Walter Energy Inc.	86,251	11,680,973

		29,972,433

88	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2011

Security	Shares	Value
COMMERCIAL SERVICES – 4.33%
Aaron’s Inc.	69,149	1,753,619
Alliance Data Systems Corp.(a)(b)	91,887	7,892,174
Apollo Group Inc. Class A(a)	209,688	8,746,087
Booz Allen Hamilton Holding Corp.(a)	17,880	322,019
Career Education Corp.(a)	105,478	2,396,460
Corrections Corp. of America(a)	35,437	864,663
DeVry Inc.	108,751	5,988,918
Education Management Corp.(a)(b)	39,538	827,926
Emergency Medical Services Corp. Class A(a)	50,985	3,242,136
FleetCor Technologies Inc.(a)	16,080	525,173
FTI Consulting Inc.(a)	64,273	2,463,584
Gartner Inc.(a)	124,960	5,207,083
Genpact Ltd.(a)	114,832	1,662,767
Green Dot Corp. Class A(a)(b)	6,607	283,506
H&R Block Inc.	219,781	3,679,134
Hertz Global Holdings Inc.(a)	282,867	4,421,211
Hillenbrand Inc.	107,346	2,307,939
Iron Mountain Inc.	313,674	9,796,039
ITT Educational Services Inc.(a)	48,676	3,511,973
KAR Auction Services Inc.(a)	7,867	120,680
Lender Processing Services Inc.	152,561	4,910,939
Monster Worldwide Inc.(a)(b)	106,566	1,694,399
Moody’s Corp.	352,046	11,937,880
Morningstar Inc.	38,171	2,228,423
Pharmaceutical Product Development Inc.	180,544	5,002,874
R.R. Donnelley & Sons Co.	19,184	362,961
Robert Half International Inc.	257,947	7,893,178
SAIC Inc.(a)	491,247	8,311,899
Strayer Education Inc.(b)	23,998	3,131,499
Towers Watson & Co. Class A	10,757	596,583
Verisk Analytics Inc. Class A(a)	167,044	5,472,362
VistaPrint NV(a)	75,064	3,895,822
Weight Watchers International Inc.	53,854	3,775,165
Western Union Co.	1,152,811	23,943,885

		149,170,960

COMPUTERS – 3.24%
Cadence Design Systems Inc.(a)	461,988	4,504,383
Diebold Inc.	24,328	862,671
DST Systems Inc.	60,847	3,213,939
FactSet Research Systems Inc.	80,006	8,379,028
IHS Inc. Class A(a)	83,456	7,406,720
MICROS Systems Inc.(a)	138,416	6,841,903
NCR Corp.(a)	274,403	5,169,753
NetApp Inc.(a)	631,533	30,427,260
SanDisk Corp.(a)	394,341	18,175,177
Seagate Technology PLC(a)	563,343	8,112,139
Synopsys Inc.(a)	16,302	450,750
Teradata Corp.(a)	286,622	14,531,735
Western Digital Corp.(a)	90,831	3,387,088

		111,462,546

COSMETICS & PERSONAL CARE – 1.14%
Alberto-Culver Co.	32,662	1,217,313
Avon Products Inc.	734,757	19,867,829
Estee Lauder Companies Inc. (The) Class A	189,099	18,221,580

		39,306,722

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 1.06%
Fastenal Co.(b)	227,097	14,722,698
Ingram Micro Inc. Class A(a)	15,454	324,998
LKQ Corp.(a)	246,128	5,931,685
W.W. Grainger Inc.	100,734	13,869,057
WESCO International Inc.(a)(b)	23,538	1,471,125

		36,319,563

DIVERSIFIED FINANCIAL SERVICES – 3.06%
Affiliated Managers Group Inc.(a)	87,870	9,610,342
Ameriprise Financial Inc.	89,233	5,450,352
CBOE Holdings Inc.	9,359	271,130
Eaton Vance Corp.	203,379	6,556,939
Federated Investors Inc. Class B(b)	104,976	2,808,108
Greenhill & Co. Inc.(b)	50,248	3,305,816
Interactive Brokers Group Inc. Class A	17,132	272,227
IntercontinentalExchange Inc.(a)	126,848	15,670,802
Invesco Ltd.	242,956	6,209,955
Janus Capital Group Inc.	29,577	368,825
Lazard Ltd. Class A(b)	157,815	6,561,948
LPL Investment Holdings Inc.(a)	6,232	223,168
NASDAQ OMX Group Inc. (The)(a)	19,093	493,363
NYSE Euronext Inc.	97,034	3,412,686
T. Rowe Price Group Inc.	445,147	29,566,664
TD Ameritrade Holding Corp.	400,886	8,366,491
Waddell & Reed Financial Inc. Class A	147,997	6,010,158

		105,158,974

ELECTRIC – 0.30%
Calpine Corp.(a)	279,323	4,432,856
ITC Holdings Corp.	75,550	5,280,945
Ormat Technologies Inc.	17,405	440,869

		10,154,670

ELECTRICAL COMPONENTS & EQUIPMENT – 0.51%
AMETEK Inc.	273,645	12,004,806
General Cable Corp.(a)	32,403	1,403,050
Hubbell Inc. Class B	41,526	2,949,592
SunPower Corp. Class A(a)(b)	65,205	1,117,614

		17,475,062

ELECTRONICS – 3.37%
Agilent Technologies Inc.(a)	597,021	26,734,600
Amphenol Corp. Class A	297,611	16,187,062
Arrow Electronics Inc.(a)	21,621	905,488
AVX Corp.	7,155	106,681
Dolby Laboratories Inc. Class A(a)	91,505	4,502,961
FLIR Systems Inc.	263,508	9,120,012
Garmin Ltd.(b)	11,915	403,442
Gentex Corp.	239,522	7,245,541
Itron Inc.(a)	64,053	3,615,151
Jabil Circuit Inc.	218,234	4,458,521
Mettler-Toledo International Inc.(a)	57,769	9,936,268
National Instruments Corp.	148,771	4,875,226
PerkinElmer Inc.	92,491	2,429,739
Thomas & Betts Corp.(a)	15,843	942,183
Trimble Navigation Ltd.(a)	208,073	10,516,009

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2011

Security	Shares	Value
Waters Corp.(a)	159,467	13,857,682

		115,836,566

ENERGY – ALTERNATE SOURCES – 0.45%
Covanta Holding Corp.	11,989	204,772
First Solar Inc.(a)(b)	95,101	15,296,045

		15,500,817

ENGINEERING & CONSTRUCTION – 0.69%
AECOM Technology Corp.(a)	53,290	1,477,732
Chicago Bridge & Iron Co. NV	70,546	2,868,400
Fluor Corp.	18,412	1,356,228
Jacobs Engineering Group Inc.(a)	129,205	6,645,013
KBR Inc.	15,277	577,012
McDermott International Inc.(a)	312,676	7,938,844
Shaw Group Inc. (The)(a)	83,766	2,966,154

		23,829,383

ENTERTAINMENT – 0.50%
Bally Technologies Inc.(a)	94,617	3,581,253
DreamWorks Animation SKG Inc. Class A(a)	126,589	3,535,631
International Game Technology	511,790	8,306,352
International Speedway Corp. Class A	17,188	512,202
Madison Square Garden Inc. Class A(a)	34,388	928,132
Regal Entertainment Group Class A	32,236	435,186

		17,298,756

ENVIRONMENTAL CONTROL – 0.83%
Nalco Holding Co.	221,348	6,045,014
Republic Services Inc.	166,286	4,995,231
Stericycle Inc.(a)	145,333	12,886,677
Waste Connections Inc.	157,178	4,525,155

		28,452,077

FOOD – 1.83%
Campbell Soup Co.	178,128	5,897,818
ConAgra Foods Inc.	78,150	1,856,063
Flowers Foods Inc.	48,495	1,320,519
H.J. Heinz Co.	222,849	10,879,488
Hershey Co. (The)	154,326	8,387,618
McCormick & Co. Inc. NVS	113,274	5,417,895
Sara Lee Corp.	761,692	13,459,098
Whole Foods Market Inc.	240,226	15,830,893

		63,049,392

FOREST PRODUCTS & PAPER – 0.76%
International Paper Co.	582,641	17,584,105
Plum Creek Timber Co. Inc.(b)	118,289	5,158,583
Rayonier Inc.	41,350	2,576,519
Temple-Inland Inc.	33,091	774,330

		26,093,537

HAND & MACHINE TOOLS – 0.40%
Kennametal Inc.	104,668	4,082,052
Lincoln Electric Holdings Inc.	72,699	5,519,308

Security	Shares	Value
Regal Beloit Corp.	55,276	4,081,027

		13,682,387

HEALTH CARE – PRODUCTS – 3.81%
Alere Inc.(a)	41,878	1,639,105
C.R. Bard Inc.	148,429	14,740,484
CareFusion Corp.(a)	68,150	1,921,830
Cooper Companies Inc. (The)	15,312	1,063,418
DENTSPLY International Inc.	251,045	9,286,155
Edwards Lifesciences Corp.(a)	194,310	16,904,970
Gen-Probe Inc.(a)	85,018	5,640,944
Henry Schein Inc.(a)	156,733	10,997,955
Hill-Rom Holdings Inc.	91,120	3,460,738
IDEXX Laboratories Inc.(a)	99,247	7,663,853
Intuitive Surgical Inc.(a)	67,153	22,392,839
Kinetic Concepts Inc.(a)	9,627	523,901
Patterson Companies Inc.	176,212	5,672,264
ResMed Inc.(a)(b)	260,173	7,805,190
TECHNE Corp.	64,036	4,584,978
Thoratec Corp.(a)	98,158	2,545,237
Varian Medical Systems Inc.(a)	211,898	14,332,781

		131,176,642

HEALTH CARE – SERVICES – 2.10%
Brookdale Senior Living Inc.(a)	21,233	594,524
Community Health Systems Inc.(a)	112,551	4,500,914
Covance Inc.(a)(b)	103,714	5,675,230
DaVita Inc.(a)	166,720	14,256,227
Health Management Associates Inc. Class A(a)	429,555	4,682,150
Laboratory Corp. of America Holdings(a)(b)	179,053	16,496,153
Lincare Holdings Inc.	169,571	5,029,476
MEDNAX Inc.(a)	75,828	5,050,903
Quest Diagnostics Inc.	191,501	11,053,438
Tenet Healthcare Corp.(a)	583,213	4,344,937
Universal Health Services Inc. Class B	10,500	518,805

		72,202,757

HOME BUILDERS – 0.28%
NVR Inc.(a)	10,042	7,591,752
Thor Industries Inc.	57,823	1,929,554

		9,521,306

HOME FURNISHINGS – 0.39%
Harman International Industries Inc.	57,386	2,686,812
Tempur-Pedic International Inc.(a)	117,559	5,955,539
Whirlpool Corp.	54,869	4,683,618

		13,325,969

HOUSEHOLD PRODUCTS & WARES – 1.37%
Avery Dennison Corp.	10,970	460,301
Church & Dwight Co. Inc.	121,576	9,645,840
Clorox Co. (The)(b)	227,688	15,954,098
Fortune Brands Inc.	31,897	1,974,105
Fossil Inc.(a)	85,826	8,037,605
Scotts Miracle-Gro Co. (The) Class A	78,447	4,538,159
Tupperware Brands Corp.	108,778	6,495,135

		47,105,243

90	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2011

Security	Shares	Value
HOUSEWARES – 0.10%
Toro Co. (The)	54,017	3,577,006

		3,577,006

INSURANCE – 1.29%
Aon Corp.	101,441	5,372,315
Arch Capital Group Ltd.(a)	4,370	433,460
Arthur J. Gallagher & Co.	44,475	1,352,485
Axis Capital Holdings Ltd.	58,478	2,042,052
Brown & Brown Inc.	104,646	2,699,867
Endurance Specialty Holdings Ltd.(b)	7,322	357,460
Erie Indemnity Co. Class A	35,540	2,527,249
Genworth Financial Inc. Class A(a)	153,525	2,066,447
Hartford Financial Services Group Inc. (The)	64,411	1,734,588
Marsh & McLennan Companies Inc.	855,854	25,513,008
Validus Holdings Ltd.	11,211	373,663

		44,472,594

INTERNET – 3.24%
Akamai Technologies Inc.(a)	311,867	11,850,946
Equinix Inc.(a)	77,426	7,053,509
Expedia Inc.	146,191	3,312,688
F5 Networks Inc.(a)	137,471	14,100,400
IAC/InterActiveCorp(a)	48,074	1,485,006
Netflix Inc.(a)(b)	68,480	16,252,358
Priceline.com Inc.(a)	81,378	41,213,074
VeriSign Inc.	295,322	10,693,610
WebMD Health Corp.(a)(b)	101,726	5,434,203

		111,395,794

IRON & STEEL – 1.21%
AK Steel Holding Corp.	26,785	422,667
Allegheny Technologies Inc.	169,020	11,446,034
Carpenter Technology Corp.	75,510	3,225,032
Cliffs Natural Resources Inc.	232,255	22,826,022
Reliance Steel & Aluminum Co.	14,950	863,811
Schnitzer Steel Industries Inc. Class A	7,795	506,753
United States Steel Corp.	46,405	2,503,086

		41,793,405

LEISURE TIME – 0.71%
Harley-Davidson Inc.	403,889	17,161,244
Royal Caribbean Cruises Ltd.(a)	87,883	3,626,052
WMS Industries Inc.(a)	99,159	3,505,271

		24,292,567

LODGING – 1.54%
Choice Hotels International Inc.	3,764	146,232
Marriott International Inc. Class A	465,391	16,558,612
MGM Resorts International(a)(b)	82,048	1,078,931
Starwood Hotels & Resorts Worldwide Inc.	324,966	18,887,024
Wynn Resorts Ltd.	129,437	16,470,858

		53,141,657

Security	Shares	Value
MACHINERY – 80%
Babcock & Wilcox Co. (The)(a)	156,363	5,219,397
Bucyrus International Inc.	128,941	11,791,654
CNH Global NV(a)	8,193	397,770
Cummins Inc.	344,032	37,712,788
Flowserve Corp.	81,752	10,529,657
Gardner Denver Inc.	85,283	6,654,632
Graco Inc.	103,808	4,722,226
IDEX Corp.	114,463	4,996,310
Joy Global Inc.	176,579	17,447,771
Manitowoc Co. Inc. (The)	225,403	4,931,818
Rockwell Automation Inc.	244,586	23,150,065
Wabtec Corp.	12,971	879,823
Zebra Technologies Corp. Class A(a)	56,161	2,203,758

		130,637,669

MANUFACTURING – 2.84%
Carlisle Companies Inc.	7,597	338,446
Cooper Industries PLC	287,316	18,646,808
Donaldson Co. Inc.	132,766	8,137,228
Dover Corp.	202,521	13,313,731
Eaton Corp.	150,062	8,319,437
Harsco Corp.	10,757	379,615
Leggett & Platt Inc.	150,858	3,696,021
Pall Corp.	200,552	11,553,801
Parker Hannifin Corp.	78,287	7,412,213
Pentair Inc.	88,000	3,325,520
Roper Industries Inc.	161,369	13,951,964
SPX Corp.	16,900	1,341,691
Teleflex Inc.	10,757	623,691
Textron Inc.(b)	241,838	6,623,943

		97,664,109

MEDIA – 1.66%
CBS Corp. Class B NVS	139,081	3,482,588
Discovery Communications Inc. Series A(a)	356,625	14,229,338
John Wiley & Sons Inc. Class A	71,751	3,647,821
McGraw-Hill Companies Inc. (The)	379,917	14,968,730
Meredith Corp.	27,142	920,657
Nielsen Holdings NV(a)	46,607	1,272,837
Scripps Networks Interactive Inc. Class A	153,983	7,713,008
Sirius XM Radio Inc.(a)(b)	6,665,121	11,064,101

		57,299,080

METAL FABRICATE & HARDWARE – 0.28%
Timken Co. (The)	109,857	5,745,521
Valmont Industries Inc.	38,040	3,970,235

		9,715,756

MINING – 0.25%
Compass Minerals International Inc.	56,421	5,277,056
Royal Gold Inc.	14,102	738,945
Titanium Metals Corp.(a)	146,679	2,725,296

		8,741,297

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2011

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	255,786	6,571,142

		6,571,142

OIL & GAS – 3.84%
Atlas Energy Inc. Escrow(a)(c)	99,400	9,940
Atwood Oceanics Inc.(a)	19,684	913,928
Cimarex Energy Co.	143,898	16,582,805
Concho Resources Inc.(a)	176,276	18,914,415
Continental Resources Inc.(a)	50,599	3,616,310
Diamond Offshore Drilling Inc.	38,595	2,998,831
EQT Corp.	237,748	11,863,625
EXCO Resources Inc.	250,986	5,185,371
Forest Oil Corp.(a)	123,614	4,676,318
Holly Corp.	51,355	3,120,330
Murphy Oil Corp.	38,838	2,851,486
Nabors Industries Ltd.(a)	194,821	5,918,662
Petrohawk Energy Corp.(a)	369,050	9,056,487
Pride International Inc.(a)	119,371	5,126,984
Quicksilver Resources Inc.(a)	13,412	191,926
Range Resources Corp.	273,460	15,986,472
Rowan Companies Inc.(a)	26,722	1,180,578
SandRidge Energy Inc.(a)	362,406	4,638,797
SM Energy Co.	73,268	5,435,753
Ultra Petroleum Corp.(a)	261,374	12,872,669
Whiting Petroleum Corp.(a)	14,686	1,078,687

		132,220,374

OIL & GAS SERVICES – 1.76%
Cameron International Corp.(a)	239,294	13,663,687
Core Laboratories NV	76,587	7,824,894
Dresser-Rand Group Inc.(a)	127,587	6,841,215
Exterran Holdings Inc.(a)	11,479	272,397
FMC Technologies Inc.(a)	208,550	19,703,804
Oil States International Inc.(a)	5,107	388,847
Superior Energy Services Inc.(a)	10,441	428,081
Weatherford International Ltd.(a)	511,729	11,565,075

		60,688,000

PACKAGING & CONTAINERS – 0.45%
Ball Corp.	61,042	2,188,356
Crown Holdings Inc.(a)	277,885	10,720,803
Owens-Illinois Inc.(a)	88,428	2,669,641

		15,578,800

PHARMACEUTICALS – 3.11%
AmerisourceBergen Corp.	484,603	19,170,894
Amylin Pharmaceuticals Inc.(a)	244,667	2,781,864
BioMarin Pharmaceutical Inc.(a)	173,718	4,365,533
Dendreon Corp.(a)	247,186	9,252,172
Herbalife Ltd.	103,077	8,386,345
Hospira Inc.(a)	284,544	15,706,829
Mead Johnson Nutrition Co. Class A	48,504	2,809,837
Mylan Inc.(a)	628,596	14,250,271
Omnicare Inc.	20,405	611,946
Perrigo Co.	138,559	11,018,212
SXC Health Solutions Corp.(a)	105,621	5,788,031
United Therapeutics Corp.(a)	84,806	5,683,698

Security	Shares	Value
VCA Antech Inc.(a)	147,513	3,714,377
Warner Chilcott PLC Class A	154,118	3,587,867

		107,127,876

PIPELINES – 0.12%
El Paso Corp.	222,837	4,011,066

		4,011,066

REAL ESTATE – 0.78%
CB Richard Ellis Group Inc. Class A(a)	489,019	13,056,807
Howard Hughes Corp. (The)(a)	41,036	2,898,783
Jones Lang LaSalle Inc.	71,863	7,167,616
St. Joe Co. (The)(a)(b)	143,460	3,596,542

		26,719,748

REAL ESTATE INVESTMENT TRUSTS – 1.11%
AMB Property Corp.	27,630	993,851
Apartment Investment and Management Co. Class A	99,238	2,527,592
Digital Realty Trust Inc.(b)	148,575	8,638,151
Equity Residential	31,423	1,772,571
Essex Property Trust Inc.	21,467	2,661,908
Federal Realty Investment Trust	63,176	5,152,635
General Growth Properties Inc.(a)	577,282	8,936,325
ProLogis	60,238	962,603
UDR Inc.	20,437	498,050
Ventas Inc.	72,948	3,961,076
Vornado Realty Trust	25,020	2,189,250

		38,294,012

RETAIL – 7.68%
Abercrombie & Fitch Co. Class A	115,981	6,808,085
Advance Auto Parts Inc.	140,970	9,250,451
Aeropostale Inc.(a)	150,203	3,652,937
American Eagle Outfitters Inc.	83,541	1,327,467
AutoNation Inc.(a)(b)	37,887	1,340,063
AutoZone Inc.(a)	42,320	11,577,059
Bed Bath & Beyond Inc.(a)	451,485	21,793,181
Big Lots Inc.(a)	129,405	5,620,059
BJ’s Wholesale Club Inc.(a)	7,879	384,653
Brinker International Inc.	137,306	3,473,842
CarMax Inc.(a)	383,948	12,324,731
Chico’s FAS Inc.	306,227	4,562,782
Chipotle Mexican Grill Inc.(a)	54,020	14,713,427
Copart Inc.(a)	102,568	4,444,271
Darden Restaurants Inc.	241,634	11,871,478
Dick’s Sporting Goods Inc.(a)	154,284	6,168,274
Dollar General Corp.(a)	119,547	3,747,798
Dollar Tree Inc.(a)	218,251	12,117,296
Family Dollar Stores Inc.	216,973	11,135,054
J. Crew Group Inc. Escrow(a)(c)	97,017	10
J.C. Penney Co. Inc.	131,359	4,717,102
Limited Brands Inc.	458,228	15,066,537
Macy’s Inc.	72,470	1,758,122
MSC Industrial Direct Co. Inc. Class A	74,565	5,105,466
Nordstrom Inc.	286,871	12,874,771
O’Reilly Automotive Inc.(a)	236,916	13,613,193
Office Depot Inc.(a)	49,702	230,120
Panera Bread Co. Class A(a)	50,031	6,353,937
PetSmart Inc.	203,355	8,327,387

92	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2011

Security	Shares	Value
Ross Stores Inc.	209,903	14,928,301
Tiffany & Co.	217,091	13,338,071
Tractor Supply Co.	125,029	7,484,236
Urban Outfitters Inc.(a)	209,753	6,256,932
Wendy’s/Arby’s Group Inc. Class A	216,226	1,087,617
Williams-Sonoma Inc.	165,567	6,705,464

		264,160,174

SAVINGS & LOANS – 0.02%
Capitol Federal Financial Inc.	6,236	70,280
Hudson City Bancorp Inc.	67,955	657,804

		728,084

SEMICONDUCTORS – 6.92%
Advanced Micro Devices Inc.(a)	396,070	3,406,202
Altera Corp.	548,620	24,150,252
Analog Devices Inc.	510,969	20,121,959
Atmel Corp.(a)	707,265	9,640,022
Avago Technologies Ltd.	183,119	5,695,001
Cree Inc.(a)(b)	184,983	8,538,815
Cypress Semiconductor Corp.(a)	298,025	5,775,724
Intersil Corp. Class A	72,378	901,106
KLA-Tencor Corp.	16,591	785,916
Lam Research Corp.(a)	217,049	12,297,996
Linear Technology Corp.	384,477	12,929,962
Marvell Technology Group Ltd.(a)	928,629	14,440,181
Maxim Integrated Products Inc.	518,934	13,284,710
MEMC Electronic Materials Inc.(a)	161,132	2,088,271
Microchip Technology Inc.(b)	316,571	12,032,864
National Semiconductor Corp.	370,505	5,313,042
Novellus Systems Inc.(a)	138,011	5,124,348
NVIDIA Corp.(a)	980,874	18,106,934
ON Semiconductor Corp.(a)	737,466	7,278,789
PMC-Sierra Inc.(a)	19,063	142,973
QLogic Corp.(a)	180,347	3,345,437
Rambus Inc.(a)	169,326	3,352,655
Rovi Corp.(a)	183,208	9,829,109
Silicon Laboratories Inc.(a)	78,945	3,411,213
Skyworks Solutions Inc.(a)	303,637	9,843,912
Teradyne Inc.(a)(b)	308,443	5,493,370
Varian Semiconductor Equipment Associates Inc.(a)	127,775	6,218,809
Xilinx Inc.	444,277	14,572,286

		238,121,858

SOFTWARE – 7.47%
Allscripts Healthcare Solutions Inc.(a)	199,651	4,190,674
ANSYS Inc.(a)	155,529	8,428,117
Autodesk Inc.(a)	393,267	17,347,007
BMC Software Inc.(a)	311,361	15,487,096
Broadridge Financial Solutions Inc.	199,046	4,516,354
CA Inc.	543,404	13,139,509
Cerner Corp.(a)	118,039	13,125,937
Citrix Systems Inc.(a)	318,521	23,398,553
Compuware Corp.(a)	219,233	2,532,141
Dun & Bradstreet Corp. (The)	86,747	6,960,579
Electronic Arts Inc.(a)	531,581	10,381,777
Emdeon Inc. Class A(a)	43,152	695,179
Fiserv Inc.(a)	174,592	10,950,410
Global Payments Inc.	140,321	6,864,503
Informatica Corp.(a)	157,657	8,234,425

Security	Shares	Value
Intuit Inc.(a)	481,054	25,543,967
MSCI Inc. Class A(a)	189,565	6,979,783
Nuance Communications Inc.(a)	391,521	7,658,151
Paychex Inc.	553,505	17,357,917
Red Hat Inc.(a)	323,595	14,687,977
Salesforce.com Inc.(a)	196,445	26,241,123
SEI Investments Co.	257,510	6,149,339
Solera Holdings Inc.	120,338	6,149,272

		257,019,790

TELECOMMUNICATIONS – 2.95%
Amdocs Ltd.(a)	92,292	2,662,624
Atheros Communications Inc.(a)	119,539	5,337,416
Ciena Corp.(a)	158,737	4,120,813
Clearwire Corp. Class A(a)(b)	204,545	1,143,407
Crown Castle International Corp.(a)	498,048	21,191,942
Frontier Communications Corp.	646,874	5,317,304
Harris Corp.	223,421	11,081,682
JDS Uniphase Corp.(a)	370,408	7,719,303
Level 3 Communications Inc.(a)	1,110,952	1,633,099
MetroPCS Communications Inc.(a)	208,156	3,380,453
NeuStar Inc. Class A(a)	125,096	3,199,956
NII Holdings Inc.(a)	226,682	9,445,839
Polycom Inc.(a)	146,729	7,607,899
SBA Communications Corp. Class A(a)	200,716	7,964,411
tw telecom inc.(a)	261,810	5,026,752
Windstream Corp.	363,198	4,674,358

		101,507,258

TEXTILES – 0.02%
Mohawk Industries Inc.(a)	11,098	678,643

		678,643

TOYS, GAMES & HOBBIES – 0.55%
Hasbro Inc.	209,931	9,833,168
Mattel Inc.	362,878	9,046,549

		18,879,717

TRANSPORTATION – 1.86%
C.H. Robinson Worldwide Inc.	284,502	21,090,133
Con-way Inc.	7,655	300,765
Expeditors International of Washington Inc.	365,109	18,306,565
Frontline Ltd.(b)	73,376	1,817,524
J.B. Hunt Transport Services Inc.	155,888	7,080,433
Kansas City Southern Industries Inc.(a)	104,149	5,670,913
Kirby Corp.(a)(b)	6,237	357,318
Landstar System Inc.	86,284	3,941,453
Ryder System Inc.	48,302	2,444,081
UTi Worldwide Inc.	147,493	2,985,258

		63,994,443

TRUCKING & LEASING – 0.02%
GATX Corp.	22,061	852,878

		852,878

TOTAL COMMON STOCKS (Cost: $2,779,651,170)		3,439,040,384

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.51%

MONEY MARKET FUNDS – 4.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%(d)(e)(f)	134,278,166	134,278,166
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	18,409,609	18,409,609
BlackRock Cash Funds: Treasury, SL Agency shares
0.04%(d)(e)	2,719,969	2,719,969

		155,407,744

TOTAL SHORT-TERM INVESTMENTS (Cost: $155,407,744)		155,407,744

TOTAL INVESTMENTS IN SECURITIES – 104.45% (Cost: $2,935,058,914)		3,594,448,128

Other Assets, Less Liabilities – (4.45)%		(153,287,710)

NET ASSETS – 100.00%		$3,441,160,418

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

94	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.10%
Clear Channel Outdoor Holdings Inc. Class A(a)	66,746	$971,154
Lamar Advertising Co. Class A(a)	73,685	2,721,924

		3,693,078

AEROSPACE & DEFENSE – 1.21%
Alliant Techsystems Inc.	3,623	256,037
BE Aerospace Inc.(a)	154,356	5,484,269
Goodrich Corp.	145,145	12,414,252
L-3 Communications Holdings Inc.	174,177	13,639,801
Rockwell Collins Inc.	120,558	7,815,775
Spirit AeroSystems Holdings Inc. Class A(a)	144,227	3,702,307

		43,312,441

AGRICULTURE – 1.13%
Bunge Ltd.	232,516	16,817,882
Lorillard Inc.	246,045	23,376,736

		40,194,618

AIRLINES – 0.50%
AMR Corp.(a)	359,353	2,321,421
Copa Holdings SA Class A	17,560	927,168
Southwest Airlines Co.	1,041,122	13,149,371
United Continental Holdings Inc.(a)	67,266	1,546,445

		17,944,405

APPAREL – 0.39%
VF Corp.	142,087	13,999,832

		13,999,832

AUTO MANUFACTURERS – 0.01%
Tesla Motors Inc.(a)(b)	7,441	206,116

		206,116

AUTO PARTS & EQUIPMENT – 0.46%
Autoliv Inc.	90,842	6,743,202
BorgWarner Inc.(a)	14,043	1,119,087
Federal-Mogul Corp. Class A(a)	23,328	580,867
Lear Corp.	118,876	5,809,470
TRW Automotive Holdings Corp.(a)	41,267	2,272,986

		16,525,612

BANKS – 4.97%
Associated Banc-Corp	279,616	4,152,298
BancorpSouth Inc.	135,048	2,086,492
Bank of Hawaii Corp.	52,979	2,533,456
BOK Financial Corp.	40,348	2,085,185
CapitalSource Inc.	516,524	3,636,329
City National Corp.	73,521	4,194,373
Comerica Inc.	284,395	10,442,984

Security	Shares	Value
Commerce Bancshares Inc.	122,464	4,952,444
Cullen/Frost Bankers Inc.	84,604	4,993,328
East West Bancorp Inc.	237,548	5,216,554
Fifth Third Bancorp	1,480,331	20,546,994
First Citizens BancShares Inc. Class A	8,789	1,762,898
First Horizon National Corp.	424,087	4,754,015
Fulton Financial Corp.	320,941	3,565,654
Huntington Bancshares Inc.	1,389,889	9,228,863
KeyCorp	1,531,325	13,598,166
M&T Bank Corp.	118,563	10,489,269
Marshall & Ilsley Corp.	850,911	6,798,779
Popular Inc.(a)	1,654,627	4,814,965
Regions Financial Corp.	2,025,616	14,705,972
SunTrust Banks Inc.	862,675	24,879,547
Synovus Financial Corp.	1,213,458	2,912,299
TCF Financial Corp.	256,026	4,060,572
Valley National Bancorp	260,186	3,632,196
Wilmington Trust Corp.	147,991	668,919
Zions Bancorporation(b)	294,461	6,790,271

		177,502,822

BEVERAGES – 0.98%
Brown-Forman Corp. Class B NVS	42,048	2,871,878
Coca-Cola Enterprises Inc.	211,703	5,779,492
Constellation Brands Inc. Class A(a)	295,926	6,001,379
Dr Pepper Snapple Group Inc.	253,328	9,413,669
Hansen Natural Corp.(a)	16,047	966,511
Molson Coors Brewing Co. Class B NVS	212,724	9,974,628

		35,007,557

BIOTECHNOLOGY – 0.31%
Bio-Rad Laboratories Inc. Class A(a)	31,261	3,755,697
Charles River Laboratories International Inc.(a)	71,092	2,728,511
Life Technologies Corp.(a)	85,525	4,483,220

		10,967,428

BUILDING MATERIALS – 0.31%
Armstrong World Industries Inc.	30,164	1,395,688
Masco Corp.	403,797	5,620,854
Owens Corning(a)	82,229	2,959,422
USG Corp.(a)(b)	65,425	1,089,981

		11,065,945

CHEMICALS – 2.11%
Ashland Inc.	115,359	6,663,136
Cabot Corp.	105,854	4,899,982
CF Industries Holdings Inc.	31,753	4,343,493
Cytec Industries Inc.	78,834	4,286,204
Eastman Chemical Co.	92,447	9,181,836
FMC Corp.	36,801	3,125,509
Huntsman Corp.	302,723	5,261,326
Intrepid Potash Inc.(a)	72,468	2,523,336
PPG Industries Inc.	224,297	21,355,317
RPM International Inc.	103,583	2,458,025
Sherwin-Williams Co. (The)	56,705	4,762,653
Sigma-Aldrich Corp.	14,769	939,899
Valspar Corp. (The)	144,033	5,631,690

		75,432,406

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
COAL – 1.92%
Alpha Natural Resources Inc.(a)(b)	169,443	10,059,831
Arch Coal Inc.	77,221	2,783,045
CONSOL Energy Inc.	197,155	10,573,422
Massey Energy Co.	165,625	11,322,125
Peabody Energy Corp.	432,896	31,151,196
Walter Energy Inc.	20,251	2,742,593

		68,632,212

COMMERCIAL SERVICES – 1.61%
Aaron’s Inc.	50,758	1,287,223
Booz Allen Hamilton Holding Corp.(a)	5,683	102,351
Convergys Corp.(a)	158,542	2,276,663
CoreLogic Inc.(a)	187,112	3,461,572
Corrections Corp. of America(a)	151,570	3,698,308
Education Management Corp.(a)(b)	29,298	613,500
Equifax Inc.	203,481	7,905,237
FleetCor Technologies Inc.(a)	8,332	272,123
FTI Consulting Inc.(a)	14,301	548,157
Green Dot Corp. Class A(a)(b)	2,156	92,514
H&R Block Inc.	291,055	4,872,261
Hertz Global Holdings Inc.(a)	46,896	732,985
KAR Auction Services Inc.(a)	36,964	567,028
Manpower Inc.	132,332	8,321,036
Monster Worldwide Inc.(a)(b)	101,765	1,618,064
Quanta Services Inc.(a)	339,235	7,609,041
R.R. Donnelley & Sons Co.	316,124	5,981,066
Service Corp. International	387,387	4,284,500
Towers Watson & Co. Class A	57,979	3,215,515

		57,459,144

COMPUTERS – 1.24%
Brocade Communications Systems Inc.(a)	751,332	4,620,692
Computer Sciences Corp.	248,711	12,119,687
Diebold Inc.	82,790	2,935,733
Lexmark International Inc. Class A(a)	126,522	4,686,375
Seagate Technology PLC(a)	203,147	2,925,317
Synopsys Inc.(a)	225,844	6,244,586
Western Digital Corp.(a)	285,351	10,640,739

		44,173,129

COSMETICS & PERSONAL CARE – 0.11%
Alberto-Culver Co.	106,511	3,969,665

		3,969,665

DISTRIBUTION & WHOLESALE – 0.75%
Central European Distribution Corp.(a)	113,039	1,282,992
Genuine Parts Co.	256,144	13,739,564
Ingram Micro Inc. Class A(a)	238,097	5,007,180
Tech Data Corp.(a)	74,838	3,806,261
WESCO International Inc.(a)(b)	45,972	2,873,250

		26,709,247

DIVERSIFIED FINANCIAL SERVICES – 3.62%
Ameriprise Financial Inc.	331,900	20,272,452
CBOE Holdings Inc.(b)	10,495	304,040

Security	Shares	Value
CIT Group Inc.(a)	322,633	13,728,034
Discover Financial Services	877,241	21,159,053
E*TRADE Financial Corp.(a)	353,120	5,519,266
Federated Investors Inc. Class B(b)	44,974	1,203,054
Interactive Brokers Group Inc. Class A	42,084	668,715
Invesco Ltd.	526,322	13,452,790
Janus Capital Group Inc.	270,806	3,376,951
Jefferies Group Inc.	186,944	4,662,383
Legg Mason Inc.	249,344	8,998,825
LPL Investment Holdings Inc.(a)	21,823	781,482
NASDAQ OMX Group Inc. (The)(a)	166,644	4,306,081
NYSE Euronext Inc.	330,072	11,608,632
Raymond James Financial Inc.	160,309	6,130,216
SLM Corp.(a)	848,536	12,982,601

		129,154,575

ELECTRIC – 9.03%
AES Corp. (The)(a)	1,080,035	14,040,455
Alliant Energy Corp.	178,466	6,947,681
Ameren Corp.	384,361	10,789,013
Calpine Corp.(a)	299,831	4,758,318
CenterPoint Energy Inc.	678,579	11,915,847
CMS Energy Corp.	394,837	7,754,599
Consolidated Edison Inc.	453,864	23,019,982
Constellation Energy Group Inc.	298,118	9,280,413
DPL Inc.	190,877	5,231,939
DTE Energy Co.	271,652	13,300,082
Edison International	525,556	19,230,094
FirstEnergy Corp.	672,843	24,955,747
GenOn Energy Inc.(a)	1,228,184	4,679,381
Great Plains Energy Inc.	218,672	4,377,813
Hawaiian Electric Industries Inc.	150,447	3,731,086
Integrys Energy Group Inc.	123,620	6,244,046
ITC Holdings Corp.	9,464	661,534
MDU Resources Group Inc.	303,346	6,967,858
Northeast Utilities	283,030	9,792,838
NRG Energy Inc.(a)	411,825	8,870,710
NSTAR	172,143	7,965,057
NV Energy Inc.	377,212	5,616,687
OGE Energy Corp.	156,723	7,923,915
Ormat Technologies Inc.	14,875	376,784
Pepco Holdings Inc.	359,498	6,704,638
Pinnacle West Capital Corp.	175,315	7,501,729
PPL Corp.	777,804	19,678,441
Progress Energy Inc.	463,230	21,373,432
SCANA Corp.	181,946	7,163,214
TECO Energy Inc.	344,728	6,467,097
Westar Energy Inc.	192,835	5,094,701
Wisconsin Energy Corp.	377,129	11,502,434
Xcel Energy Inc.	777,319	18,570,151

		322,487,716

ELECTRICAL COMPONENTS & EQUIPMENT – 0.60%
Energizer Holdings Inc.(a)	113,139	8,050,971
General Cable Corp.(a)	53,891	2,333,480
Hubbell Inc. Class B	58,160	4,131,105
Molex Inc.	213,713	5,368,471
SunPower Corp. Class A(a)(b)	94,332	1,616,850

		21,500,877

96	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
ELECTRONICS – 1.00%
Arrow Electronics Inc.(a)	164,843	6,903,625
Avnet Inc.(a)	244,007	8,318,199
AVX Corp.	70,574	1,052,258
Garmin Ltd.(b)	169,458	5,737,848
Itron Inc.(a)	4,453	251,327
Jabil Circuit Inc.	85,842	1,753,752
PerkinElmer Inc.	103,939	2,730,478
Thomas & Betts Corp.(a)	69,925	4,158,440
Vishay Intertechnology Inc.(a)	246,053	4,364,980
Vishay Precision Group Inc.(a)	19,644	307,821

		35,578,728

ENERGY – ALTERNATE SOURCES – 0.09%
Covanta Holding Corp.	197,435	3,372,190

		3,372,190

ENGINEERING & CONSTRUCTION – 1.40%
AECOM Technology Corp.(a)	112,317	3,114,550
Chicago Bridge & Iron Co. NV	96,425	3,920,641
Fluor Corp.	271,021	19,963,407
Jacobs Engineering Group Inc.(a)	79,318	4,079,325
KBR Inc.	229,658	8,674,183
McDermott International Inc.(a)	77,436	1,966,100
Shaw Group Inc. (The)(a)	56,947	2,016,493
URS Corp.(a)	132,990	6,124,189

		49,858,888

ENTERTAINMENT – 0.23%
International Speedway Corp. Class A	31,802	947,700
Madison Square Garden Inc. Class A(a)	66,505	1,794,970
Penn National Gaming Inc.(a)	109,953	4,074,858
Regal Entertainment Group Class A	98,686	1,332,261

		8,149,789

ENVIRONMENTAL CONTROL – 0.34%
Republic Services Inc.	367,360	11,035,494
Waste Connections Inc.	39,769	1,144,950

		12,180,444

FOOD – 3.32%
Campbell Soup Co.	111,487	3,691,335
ConAgra Foods Inc.	646,070	15,344,162
Corn Products International Inc.	121,450	6,293,539
Dean Foods Co.(a)	290,034	2,900,340
Flowers Foods Inc.	76,121	2,072,775
H.J. Heinz Co.	300,945	14,692,135
Hershey Co. (The)	103,324	5,615,659
Hormel Foods Corp.	222,147	6,184,572
J.M. Smucker Co. (The)	192,158	13,718,160
McCormick & Co. Inc. NVS	106,673	5,102,170
Ralcorp Holdings Inc.(a)	88,510	6,056,739
Safeway Inc.	593,317	13,966,682
Sara Lee Corp.	288,182	5,092,176
Smithfield Foods Inc.(a)	221,932	5,339,684
SUPERVALU Inc.	343,035	3,063,303

Security	Shares	Value
Tyson Foods Inc. Class A	481,212	9,234,458

		118,367,889

FOREST PRODUCTS & PAPER – 1.57%
Domtar Corp.	67,674	6,211,120
International Paper Co.	156,860	4,734,035
MeadWestvaco Corp.	275,570	8,358,038
Plum Creek Timber Co. Inc.(b)	151,183	6,593,091
Rayonier Inc.	90,505	5,639,366
Temple-Inland Inc.	142,278	3,329,305
Weyerhaeuser Co.	863,616	21,244,954

		56,109,909

GAS – 1.99%
AGL Resources Inc.	125,624	5,004,860
Atmos Energy Corp.	150,225	5,122,673
Energen Corp.	115,963	7,319,585
National Fuel Gas Co.	118,593	8,775,882
NiSource Inc.	445,409	8,542,945
Sempra Energy	399,300	21,362,550
Southern Union Co.	199,876	5,720,451
UGI Corp.	176,045	5,791,880
Vectren Corp.	130,751	3,556,427

		71,197,253

HAND & MACHINE TOOLS – 0.77%
Kennametal Inc.	33,685	1,313,715
Regal Beloit Corp.	9,826	725,453
Snap-on Inc.	92,882	5,578,493
Stanley Black & Decker Inc.	258,726	19,818,412

		27,436,073

HEALTH CARE – PRODUCTS – 1.57%
Alere Inc.(a)	95,340	3,731,608
Beckman Coulter Inc.	112,894	9,378,104
Boston Scientific Corp.(a)	2,445,943	17,586,330
CareFusion Corp.(a)	227,171	6,406,222
Cooper Companies Inc. (The)	59,462	4,129,636
Hill-Rom Holdings Inc.	16,067	610,225
Hologic Inc.(a)	416,641	9,249,430
Kinetic Concepts Inc.(a)	91,526	4,980,845

		56,072,400

HEALTH CARE – SERVICES – 1.41%
Brookdale Senior Living Inc.(a)	118,336	3,313,408
Community Health Systems Inc.(a)	47,287	1,891,007
Coventry Health Care Inc.(a)	237,835	7,584,558
Health Net Inc.(a)	149,476	4,887,865
Humana Inc.(a)	274,540	19,201,328
LifePoint Hospitals Inc.(a)	83,064	3,337,512
MEDNAX Inc.(a)	4,380	291,752
Quest Diagnostics Inc.	28,063	1,619,796
Tenet Healthcare Corp.(a)	206,694	1,539,870
Universal Health Services Inc. Class B	135,312	6,685,766

		50,352,862

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.33%
Leucadia National Corp.	313,448	11,766,838

		11,766,838

HOME BUILDERS – 0.60%
D.R. Horton Inc.	448,943	5,230,186
KB Home	122,790	1,527,508
Lennar Corp. Class A	257,381	4,663,744
M.D.C. Holdings Inc.	60,277	1,528,022
Pulte Group Inc.(a)	540,972	4,003,193
Toll Brothers Inc.(a)	233,224	4,610,838

		21,563,491

HOME FURNISHINGS – 0.24%
Harman International Industries Inc.	58,193	2,724,596
Whirlpool Corp.	69,273	5,913,144

		8,637,740

HOUSEHOLD PRODUCTS & WARES – 0.75%
Avery Dennison Corp.	167,299	7,019,866
Clorox Co. (The)	13,358	935,995
Fortune Brands Inc.	215,982	13,367,126
Jarden Corp.	148,669	5,288,156

		26,611,143

HOUSEWARES – 0.25%
Newell Rubbermaid Inc.	468,921	8,970,459

		8,970,459

INSURANCE – 8.78%
Alleghany Corp.(a)	11,054	3,658,521
Allied World Assurance Co. Holdings Ltd.	61,424	3,850,671
American Financial Group Inc.	131,009	4,587,935
American International Group Inc.(a)(b)	195,163	6,858,028
American National Insurance Co.	11,447	906,259
Aon Corp.	433,734	22,970,553
Arch Capital Group Ltd.(a)	70,618	7,004,599
Arthur J. Gallagher & Co.	124,697	3,792,036
Aspen Insurance Holdings Ltd.	113,747	3,134,867
Assurant Inc.	161,055	6,202,228
Assured Guaranty Ltd.	295,682	4,405,662
Axis Capital Holdings Ltd.	138,504	4,836,560
Brown & Brown Inc.	84,267	2,174,089
CIGNA Corp.	446,301	19,762,208
Cincinnati Financial Corp.	235,549	7,726,007
CNA Financial Corp.	41,878	1,237,495
Endurance Specialty Holdings Ltd.(b)	48,508	2,368,161
Erie Indemnity Co. Class A	13,104	931,825
Everest Re Group Ltd.	88,820	7,832,148
Fidelity National Financial Inc. Class A	368,719	5,209,999
Genworth Financial Inc. Class A(a)	643,246	8,658,091
Hanover Insurance Group Inc. (The)	72,103	3,262,661
Hartford Financial Services Group Inc. (The)	656,193	17,671,278
HCC Insurance Holdings Inc.	185,520	5,808,631
Lincoln National Corp.	487,828	14,654,353
Markel Corp.(a)	15,848	6,568,204

Security	Shares	Value
Marsh & McLennan Companies Inc.	68,072	2,029,226
MBIA Inc.(a)(b)	245,931	2,469,147
Mercury General Corp.	43,085	1,685,916
Old Republic International Corp.	416,608	5,286,756
OneBeacon Insurance Group Ltd.	38,033	514,586
PartnerRe Ltd.	108,862	8,626,225
Principal Financial Group Inc.	515,748	16,560,668
Progressive Corp. (The)	1,079,088	22,801,129
Protective Life Corp.	138,860	3,686,733
Reinsurance Group of America Inc.	117,577	7,381,484
RenaissanceRe Holdings Ltd.	88,505	6,105,960
StanCorp Financial Group Inc.	76,229	3,515,681
Symetra Financial Corp.	55,066	748,898
Torchmark Corp.	124,877	8,301,823
Transatlantic Holdings Inc.	103,129	5,019,288
Unitrin Inc.	81,452	2,515,238
Unum Group	499,024	13,099,380
Validus Holdings Ltd.	93,051	3,101,390
W.R. Berkley Corp.	194,227	6,256,052
Wesco Financial Corp.	2,112	821,990
White Mountains Insurance Group Ltd.	11,291	4,112,182
XL Group PLC	521,697	12,833,746

		313,546,567

INTERNET – 0.71%
AOL Inc.(a)	173,197	3,382,538
Expedia Inc.	193,305	4,380,291
IAC/InterActiveCorp(a)	70,265	2,170,486
Liberty Media Corp. - Liberty Interactive Group Series A(a)	963,435	15,453,497

		25,386,812

INVESTMENT COMPANIES – 0.16%
Ares Capital Corp.	329,196	5,563,412

		5,563,412

IRON & STEEL – 0.76%
AK Steel Holding Corp.	151,486	2,390,449
Reliance Steel & Aluminum Co.	106,330	6,143,747
Schnitzer Steel Industries Inc. Class A	27,829	1,809,163
Steel Dynamics Inc.	349,154	6,553,621
United States Steel Corp.	188,002	10,140,828

		27,037,808

LEISURE TIME – 0.15%
Royal Caribbean Cruises Ltd.(a)	130,189	5,371,598

		5,371,598

LODGING – 0.54%
Choice Hotels International Inc.	41,156	1,598,910
Hyatt Hotels Corp. Class A(a)	69,920	3,009,357
MGM Resorts International(a)(b)	404,446	5,318,465
Wyndham Worldwide Corp.	290,716	9,247,676

		19,174,408

MACHINERY – 0.75%
AGCO Corp.(a)	150,023	8,246,764
Babcock & Wilcox Co. (The)(a)	38,722	1,292,540

98	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
CNH Global NV(a)	34,656	1,682,549
Flowserve Corp.	13,369	1,721,927
Gardner Denver Inc.	4,693	366,195
IDEX Corp.	22,811	995,700
Terex Corp.(a)	175,547	6,502,261
Wabtec Corp.	65,017	4,410,103
Zebra Technologies Corp. Class A(a)	39,177	1,537,306

		26,755,345

MANUFACTURING – 3.69%
AptarGroup Inc.	109,480	5,488,233
Carlisle Companies Inc.	90,748	4,042,823
Crane Co.	79,016	3,826,745
Dover Corp.	110,522	7,265,716
Eaton Corp.	399,578	22,152,604
Harsco Corp.	119,391	4,213,308
Ingersoll-Rand PLC	518,235	25,035,933
ITT Corp.	296,005	17,775,100
Leggett & Platt Inc.	97,945	2,399,653
Parker Hannifin Corp.	186,256	17,634,718
Pentair Inc.	76,852	2,904,237
SPX Corp.	64,878	5,150,665
Teleflex Inc.	53,883	3,124,136
Textron Inc.(b)	214,391	5,872,170
Trinity Industries Inc.	127,145	4,662,407

		131,548,448

MEDIA – 2.90%
Cablevision NY Group Class A	379,748	13,143,078
CBS Corp. Class B NVS	964,413	24,148,902
Central European Media Enterprises Ltd. Class A(a)(b)	60,213	1,270,494
Discovery Communications Inc. Series A(a)	122,792	4,899,401
DISH Network Corp. Class A(a)	322,809	7,863,627
Gannett Co. Inc.	384,684	5,858,737
John Wiley & Sons Inc. Class A	4,966	252,471
Liberty Global Inc. Series A(a)	381,616	15,802,719
Liberty Media Corp. - Liberty Capital Group Series A(a)	111,789	8,235,496
Liberty Media Corp. - Starz Series A(a)	82,488	6,401,069
McGraw-Hill Companies Inc. (The)	150,937	5,946,918
Meredith Corp.	33,249	1,127,806
New York Times Co. (The) Class A(a)	216,467	2,049,942
Nielsen Holdings NV(a)	88,496	2,416,826
Washington Post Co. (The) Class B(b)	8,997	3,936,727

		103,354,213

METAL FABRICATE & HARDWARE – 0.14%
Commercial Metals Co.	185,443	3,202,601
Timken Co. (The)	37,084	1,939,493

		5,142,094

MINING – 0.37%
Royal Gold Inc.	72,448	3,796,275
Vulcan Materials Co.(b)	205,972	9,392,323

		13,188,598

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.73%
Pitney Bowes Inc.	96,258	2,472,868
Xerox Corp.	2,219,830	23,641,190

		26,114,058

OIL & GAS – 7.34%
Atlas Energy Inc. Escrow(a)(c)	33,182	3,318
Atwood Oceanics Inc.(a)	72,773	3,378,850
Cabot Oil & Gas Corp.	167,607	8,878,143
Cobalt International Energy Inc.(a)	119,779	2,013,485
Comstock Resources Inc.(a)	75,552	2,337,579
Continental Resources Inc.(a)	4,870	348,059
Denbury Resources Inc.(a)	644,010	15,713,844
Diamond Offshore Drilling Inc.	74,910	5,820,507
EQT Corp.	15,679	782,382
Forest Oil Corp.(a)	65,080	2,461,976
Frontier Oil Corp.	171,255	5,021,197
Helmerich & Payne Inc.	151,439	10,402,345
Holly Corp.	23,450	1,424,822
Murphy Oil Corp.	272,436	20,002,251
Nabors Industries Ltd.(a)	276,719	8,406,723
Newfield Exploration Co.(a)	215,182	16,355,984
Noble Energy Inc.	281,178	27,175,854
Patterson-UTI Energy Inc.	247,499	7,273,996
Petrohawk Energy Corp.(a)	140,546	3,448,999
Pioneer Natural Resources Co.	187,004	19,059,448
Plains Exploration & Production Co.(a)	225,141	8,156,858
Pride International Inc.(a)	170,942	7,341,959
QEP Resources Inc.	282,429	11,449,672
Quicksilver Resources Inc.(a)	179,951	2,575,099
Rowan Companies Inc.(a)	178,037	7,865,675
SandRidge Energy Inc.(a)	238,163	3,048,486
SM Energy Co.	32,558	2,415,478
Sunoco Inc.	193,882	8,839,080
Tesoro Corp.(a)(b)	227,179	6,095,212
Unit Corp.(a)	64,829	4,016,156
Valero Energy Corp.	910,541	27,152,333
Whiting Petroleum Corp.(a)	175,465	12,887,904

		262,153,674

OIL & GAS SERVICES – 1.55%
Cameron International Corp.(a)	168,483	9,620,379
Dresser-Rand Group Inc.(a)	12,431	666,550
Exterran Holdings Inc.(a)	90,565	2,149,107
Oceaneering International Inc.(a)	88,748	7,938,509
Oil States International Inc.(a)	75,354	5,737,454
SEACOR Holdings Inc.	34,211	3,163,149
Superior Energy Services Inc.(a)	117,029	4,798,189
Tidewater Inc.	83,486	4,996,637
Weatherford International Ltd.(a)	712,860	16,110,636

		55,180,610

PACKAGING & CONTAINERS – 1.13%
Ball Corp.	215,554	7,727,611
Bemis Co. Inc.	175,696	5,764,586
Greif Inc. Class A	55,847	3,652,952
Owens-Illinois Inc.(a)	183,075	5,527,034
Packaging Corp. of America	165,505	4,781,440
Sealed Air Corp.	257,094	6,854,126
Sonoco Products Co.	161,896	5,865,492

		40,173,241

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
PHARMACEUTICALS – 1.82%
Cephalon Inc.(a)(b)	120,895	9,161,423
Endo Pharmaceuticals Holdings Inc.(a)	187,152	7,141,720
Forest Laboratories Inc.(a)	460,500	14,874,150
Mead Johnson Nutrition Co. Class A	284,708	16,493,135
Mylan Inc.(a)	110,890	2,513,876
Omnicare Inc.	174,007	5,218,470
Watson Pharmaceuticals Inc.(a)	171,130	9,584,991

		64,987,765

PIPELINES – 1.72%
El Paso Corp.	926,317	16,673,706
ONEOK Inc.	170,948	11,433,002
Questar Corp.	282,983	4,938,054
Spectra Energy Corp.	1,043,439	28,360,672

		61,405,434

REAL ESTATE – 0.14%
Forest City Enterprises Inc. Class A(a)	204,100	3,843,203
Howard Hughes Corp. (The)(a)	8,949	632,157
St. Joe Co. (The)(a)(b)	14,868	372,741

		4,848,101

REAL ESTATE INVESTMENT TRUSTS – 9.72%
Alexandria Real Estate Equities Inc.	88,593	6,907,596
AMB Property Corp.	245,879	8,844,268
Annaly Capital Management Inc.(b)	1,276,186	22,269,446
Apartment Investment and Management Co. Class A	96,005	2,445,247
AvalonBay Communities Inc.	133,858	16,073,669
Boston Properties Inc.(b)	224,246	21,269,733
Brandywine Realty Trust	212,963	2,585,371
BRE Properties Inc.(b)	102,921	4,855,813
Camden Property Trust(b)	112,375	6,385,147
Chimera Investment Corp.	1,627,093	6,443,288
CommonWealth REIT	116,181	3,017,221
Corporate Office Properties Trust	107,934	3,900,735
Developers Diversified Realty Corp.	319,471	4,472,594
Digital Realty Trust Inc.(b)	7,511	436,690
Douglas Emmett Inc.	197,607	3,705,131
Duke Realty Corp.	406,586	5,696,270
Equity Residential	426,302	24,047,696
Essex Property Trust Inc.	31,652	3,924,848
Federal Realty Investment Trust	39,742	3,241,358
General Growth Properties Inc.(a)	120,763	1,869,411
HCP Inc.	646,589	24,531,587
Health Care REIT Inc.	284,232	14,905,126
Hospitality Properties Trust	199,277	4,613,263
Host Hotels & Resorts Inc.	1,061,740	18,697,241
Kimco Realty Corp.	654,253	11,999,000
Liberty Property Trust(b)	182,577	6,006,783
Macerich Co. (The)	209,384	10,370,789
Mack-Cali Realty Corp.	139,861	4,741,288
Nationwide Health Properties Inc.	203,708	8,663,701
Piedmont Office Realty Trust Inc. Class A	83,361	1,618,037
ProLogis	860,896	13,757,118
Realty Income Corp.(b)	204,241	7,138,223
Regency Centers Corp.	131,784	5,729,968
Senior Housing Properties Trust	228,913	5,274,156
SL Green Realty Corp.	125,755	9,456,776

Security	Shares	Value
Taubman Centers Inc.	88,047	4,717,558
UDR Inc.	274,709	6,694,658
Ventas Inc.(b)	183,531	9,965,733
Vornado Realty Trust(b)	237,127	20,748,612
Weingarten Realty Investors	192,844	4,832,671

		346,853,820

RETAIL – 1.83%
Abercrombie & Fitch Co. Class A	33,932	1,991,808
American Eagle Outfitters Inc.	237,446	3,773,017
AutoNation Inc.(a)(b)	69,808	2,469,109
BJ’s Wholesale Club Inc.(a)	79,037	3,858,586
Brinker International Inc.	18,268	462,180
Foot Locker Inc.	251,505	4,959,679
GameStop Corp. Class A(a)(b)	245,806	5,535,551
J.C. Penney Co. Inc.	257,163	9,234,723
Macy’s Inc.	613,367	14,880,284
Office Depot Inc.(a)	394,924	1,828,498
RadioShack Corp.	170,640	2,561,307
Sears Holdings Corp.(a)(b)	69,224	5,721,364
Signet Jewelers Ltd.(a)	138,062	6,353,613
Wendy’s/Arby’s Group Inc. Class A	329,400	1,656,882

		65,286,601

SAVINGS & LOANS – 1.00%
Capitol Federal Financial Inc.	66,513	749,601
First Niagara Financial Group Inc.	337,723	4,586,278
Hudson City Bancorp Inc.	698,920	6,765,546
New York Community Bancorp Inc.	702,410	12,123,597
People’s United Financial Inc.	564,750	7,104,555
TFS Financial Corp.	127,370	1,352,669
Washington Federal Inc.	182,237	3,159,990

		35,842,236

SEMICONDUCTORS – 1.59%
Advanced Micro Devices Inc.(a)	595,217	5,118,866
Atmel Corp.(a)	79,273	1,080,491
Fairchild Semiconductor International Inc.(a)	203,500	3,703,700
International Rectifier Corp.(a)	114,631	3,789,701
Intersil Corp. Class A	129,873	1,616,919
KLA-Tencor Corp.	258,409	12,240,834
LSI Corp.(a)	996,002	6,772,814
MEMC Electronic Materials Inc.(a)	215,379	2,791,312
Micron Technology Inc.(a)	1,379,608	15,810,308
National Semiconductor Corp.	33,868	485,667
Novellus Systems Inc.(a)	15,937	591,741
PMC-Sierra Inc.(a)	352,603	2,644,522

		56,646,875

SOFTWARE – 0.92%
Broadridge Financial Solutions Inc.	18,053	409,623
CA Inc.	117,147	2,832,614
Compuware Corp.(a)	159,147	1,838,148
Electronic Arts Inc.(a)	30,905	603,575
Emdeon Inc. Class A(a)	4,929	79,406
Fidelity National Information Services Inc.	425,788	13,919,010
Fiserv Inc.(a)	81,632	5,119,959
Novell Inc.(a)	558,071	3,309,361
Total System Services Inc.	264,125	4,759,532

		32,871,228

100	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
TELECOMMUNICATIONS – 2.69%
Amdocs Ltd.(a)	224,443	6,475,181
CenturyLink Inc.	484,583	20,134,424
Clearwire Corp. Class A(a)(b)	57,295	320,279
EchoStar Corp. Class A(a)	60,411	2,286,556
Frontier Communications Corp.	981,601	8,068,760
Leap Wireless International Inc.(a)	97,209	1,505,767
Level 3 Communications Inc.(a)	1,648,426	2,423,186
MetroPCS Communications Inc.(a)	210,521	3,418,861
NII Holdings Inc.(a)	56,877	2,370,065
Qwest Communications International Inc.	2,800,689	19,128,706
Telephone and Data Systems Inc.	136,248	4,591,558
Tellabs Inc.	584,646	3,063,545
United States Cellular Corp.(a)	25,223	1,298,732
Virgin Media Inc.	535,376	14,878,099
Windstream Corp.	480,447	6,183,353

		96,147,072

TEXTILES – 0.32%
Cintas Corp.	213,423	6,460,314
Mohawk Industries Inc.(a)	79,424	4,856,778

		11,317,092

TOYS, GAMES & HOBBIES – 0.17%
Mattel Inc.	246,259	6,139,237

		6,139,237

TRANSPORTATION – 0.56%
Alexander & Baldwin Inc.	66,665	3,043,257
Con-way Inc.	79,306	3,115,933
Frontline Ltd.(b)	15,089	373,754
Kansas City Southern Industries Inc.(a)	67,871	3,695,576
Kirby Corp.(a)(b)	81,091	4,645,703
Ryder System Inc.	40,221	2,035,183
Teekay Corp.	67,811	2,504,260
UTi Worldwide Inc.	25,399	514,076

		19,927,742

TRUCKING & LEASING – 0.06%
GATX Corp.	53,457	2,066,648

		2,066,648

WATER – 0.36%
American Water Works Co. Inc.	280,794	7,876,272
Aqua America Inc.	220,849	5,055,233

		12,931,505

TOTAL COMMON STOCKS (Cost: $3,374,625,364)		3,563,127,163

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.64%

MONEY MARKET FUNDS – 3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.23%(d)(e)(f)	110,987,652	110,987,652
BlackRock Cash Funds: Prime, SL Agency Shares 0.22%(d)(e)(f)	15,216,467	15,216,467
BlackRock Cash Funds: Treasury, SL Agency shares 0.04%(d)(e)	3,751,122	3,751,122

		129,955,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,955,241)		129,955,241

TOTAL INVESTMENTS IN SECURITIES – 103.46% (Cost: $3,504,580,605)		3,693,082,404

Other Assets, Less Liabilities – (3.46)%		(123,523,963)

NET ASSETS – 100.00%		$3,569,558,441

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

102	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: May 23, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: May 23, 2011